UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2007 to March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

•	RealRetirement™ Funds

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		23
Financial Highlights		26
Statements of Assets and Liabilities		36
Statements of Operations		39
Statements of Changes in Net Assets		42
Statement of Cash Flows		47
Notes to Financial Statements		162
Glossary		175
Report of Independent Registered Public Accounting Firm		176
Federal Income Tax Information		177
Management of the Trust		178
Privacy Policy		180

FUND	Fund Summary	Schedules of Investments

Convertible Fund	4	48
Diversified Income Fund	5	52
Extended Duration Fund	6	64
Floating Income Fund	7	66
GNMA Fund	8	76
High Yield Fund	9	78
Income Fund	10	87
Investment Grade Corporate Bond Fund	11	93
Long Duration Total Return Fund	12	101
Long-Term U.S. Government Fund	13	106
Low Duration Fund	14	110
Low Duration Fund II	15	118
Low Duration Fund III	16	122
Moderate Duration Fund	17	127
Money Market Fund	18	132
Mortgage-Backed Securities Fund	19	133
Real Return Fund	20	136
Short-Term Fund	21	147
StocksPLUS® Fund	22	155

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

■

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

■

Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period. Meanwhile, U.S. equities, as measured by the S&P 500 Index, declined 5.08%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Effective 07/31/2007, the Total Return Mortgage Fund changed its name to Mortgage-Backed Securities Fund.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares of the following Funds were first offered in (month/year): Convertible Fund (8/00), Diversified Income Fund (10/04), Floating Income Fund (12/05), High Yield Fund (1/95), Income Fund (3/07), Investment Grade Corporate Bond Fund (9/02), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Mortgage-Backed Securities Fund (12/01), Real Return Fund (4/00), Short-Term Fund (2/96) and StocksPLUS® Fund (1/97). All other Funds in this Annual Report do not currently offer Administrative Class shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	3

PIMCO Convertible Fund	Institutional Class	PFCIX
	Administrative Class	PFCAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Industrials	56.9%
Convertible Preferred Stocks	20.4%
Banking & Finance	11.4%
Short-Term Instruments	5.0%
Utilities	3.9%
Other	2.4%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	-3.16%	10.39%	7.12%
PIMCO Convertible Fund Administrative Class	-3.42%	10.10%	6.83%
Merrill Lynch All Convertibles Index	-3.74%	8.74%	5.58%
Lipper Convertible Securities Funds Average	-1.95%	9.30%	6.18%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.74% for the Institutional Class shares and 0.99% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$912.01	$910.14	$1,021.15	$1,019.80
Expenses Paid During Period†	$3.68	$4.97	$3.89	$5.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.77% for Institutional Class, 1.04% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to the materials sector, which was the best performing broad sector in the convertible market over the twelve-month period, was a strong contributor to relative returns.

»	As the real estate sector underperformed the overall convertible market by nearly 9.00%, an underweight to these issues benefited performance.

»	With the telecom sector down over 20% for the period, led lower by integrated service providers, an overweight to the sector detracted from relative returns.

»	Security selection in the energy sector, where the Fund held an overweight to the pipelines sub sector, detracted from performance.

»	An emphasis on higher quality added to returns as investment-grade convertibles outperformed speculative-grade issues by about 7.50%.

»	Modest exposure to emerging market sovereign debt benefited relative performance as these bonds outperformed convertibles by over 1.00%.

4	PIMCO Funds	Bond Funds

PIMCO Diversified Income Fund	Institutional Class	PDIIX
	Administrative Class	PDAAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	45.0%
Foreign Currency-Denominated Issues	15.6%
U.S. Government Agencies	13.8%
Sovereign Issues	6.8%
Short-Term Instruments	6.2%
Other	12.6%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	2.50%	7.87%
PIMCO Diversified Income Fund Administrative Class	2.25%	7.60%
Lehman Brothers Global Credit Hedged USD	1.55%	4.83%
1/3 each-Lehman Brothers Global Aggregate Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd	1.43%	7.25%
Lipper Multi-Sector Income Funds Average	1.81%	6.54%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.75% for the Institutional Class shares and 1.00% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,016.03	$1,014.78	$1,020.55	$1,019.30
Expenses Paid During Period†	$4.49	$5.74	$4.50	$5.76

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.89% for Institutional Class, 1.14% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

»	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector generally outperformed the credit markets overall.

»

Sector allocation contributed to performance due to an overweight position in the emerging markets sector, which outperformed other credit sectors, and an underweight position in the high-yield sector, which lagged other credit sectors during the period.

»	An overweight position in Russia benefited performance as Russia outperformed the overall emerging markets sector during the period.

»	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

»	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short end rates rose during the period.

»	An allocation to asset-backed securities (“ABS”) detracted from performance as ABS spreads widened significantly during the period.

Annual Report	March 31, 2008	5

PIMCO Extended Duration Fund
	Institutional Class	PEDIX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	82.5%
U.S. Government Agencies	13.4%
Mortgage-Backed Securities	1.1%
Sovereign Issues	1.0%
Municipal Bonds & Notes	0.9%
Other	1.1%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	14.96%	11.16%
Citigroup STRIPS Index, 20+ Year Sub-Index	14.70%	10.56%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.88%	4.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.57% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,146.83	$1,022.50
Expenses Paid During Period†	$2.68	$2.53

† Expenses are equal to the net annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning during the twelve-month period was a positive contributor to relative performance. An average above-benchmark duration during the year benefited performance as yields declined across all maturities.

»	An average curve steepening bias during the period benefited performance as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps during the year positively affected relative performance as the 30-year swap spread narrowed.

»	An out-of-benchmark allocation to long agency debentures hindered performance as they underperformed like-duration U.S. Treasuries over the twelve-month reporting period.

»

For the first six months of the reporting period, exposure to the euro and Japanese yen benefited performance as these currencies appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies over the twelve-month reporting period benefited performance as these currencies appreciated versus the U.S. dollar.

»	Modest exposure to corporates detracted from performance as they underperformed like-duration U.S. Treasuries during the year.

»	An out-of-benchmark allocation to mortgage-backed securities detracted from performance as U.S. Treasuries outperformed mortgage-backed securities for the twelve-month period.

6	PIMCO Funds	Bond Funds

PIMCO Floating Income Fund	Institution Class	PFIIX
	Administrative Class	PFTAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	41.9%
Foreign Currency-Denominated Issues	12.4%
U.S. Government Agencies	11.4%
Short-Term Instruments	11.0%
Mortgage-Backed Securities	7.9%
Bank Loan Obligations	7.6%
Other	7.8%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/30/04)*
PIMCO Floating Income Fund Institutional Class	-7.27%	3.20%
PIMCO Floating Income Fund Administrative Class	-7.48%	2.94%
3 Month LIBOR Index	5.31%	4.36%
Lipper Loan Participation Funds Average	-6.09%	2.16%

All Fund returns are net of fees and expenses.

*The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$921.53	$920.83	$1,022.15	$1,020.90
Expenses Paid During Period†	$2.74	$3.94	$2.88	$4.14

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class, 0.82% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

»

The Fund’s allocations to global credit sectors detracted from performance significantly as spreads on emerging markets, global high-yield, and global investment-grade credits widened sharply during the twelve-month period.

»	An emphasis on the emerging markets sector mitigated losses somewhat as the emerging markets sector outperformed the overall credit markets.

»	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

»	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the twelve-month period.

»	An allocation to Russia benefited performance as Russia outperformed the 3 Month LIBOR Index over the twelve-month period.

»	Exposure to the brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the twelve-month period.

»	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

Annual Report	March 31, 2008	7

PIMCO GNMA Fund
	Institutional Class	PDMIX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	94.2%
Mortgage-Backed Securities	3.3%
Short-Term Instruments	1.9%
Asset-Backed Securities	0.6%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	8.37%	5.06%	6.59%	6.74%
Lehman Brothers GNMA Index	8.08%	4.73%	5.94%	6.05%
Lipper GNMA Funds Average	7.49%	3.87%	5.14%	5.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 1.06% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,062.16	$1,019.70
Expenses Paid During Period†	$5.46	$5.35

† Expenses are equal to the net annualized expense ratio of 1.06% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Duration positioning above that of the Fund’s benchmark index benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41% during the period.

»	A curve-steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

»

Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the Lehman Brothers GNMA Index.

»	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged GNMA mortgage-backed securities.

8	PIMCO Funds	Bond Funds

PIMCO High Yield Fund	Institutional Class	PHIYX
	Administrative Class	PHYAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	62.4%
Short-Term Instruments	12.2%
U.S. Government Agencies	9.8%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	3.6%
Other	6.0%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Institutional Class	-0.31%	8.19%	5.70%	8.20%
PIMCO High Yield Fund Administrative Class	-0.55%	7.92%	5.44%	7.93%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-1.55%	7.83%	5.03%	7.26%
Lipper High Current Yield Funds Average	-4.56%	7.40%	3.32%	6.04%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$985.72	$984.49	$1,022.50	$1,021.25
Expenses Paid During Period†	$2.48	$3.72	$2.53	$3.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below-investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	As the home construction and building products sectors underperformed the high-yield market, an underweight to both industry categories was a significant contributor to relative performance.

»	Security selection in the energy sector benefited performance as pipelines outperformed the broader sector by nearly 1.00%.

»	An overweight to healthcare, one of the best performing sectors over the twelve-month period, added to returns.

»	An underweight to consumer non-cyclicals, which outperformed the pharmaceuticals sector, detracted from performance.

»	As the metals and mining sector posted relatively strong returns, alongside a rally in commodities, an underweight to the sector detracted from relative returns.

»	Exposure to BBB-rated issues, which outperformed all lower-quality tiers of the corporate market, benefited performance.

Annual Report	March 31, 2008	9

PIMCO Income Fund	Institutional Class	PIMIX
	Administrative Class	PIINX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	65.4%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	9.5%
Short-Term Instruments	6.2%
Asset-Backed Securities	4.1%
Other	2.5%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (03/30/2007)*
PIMCO Income Fund Institutional Class	5.09%	5.07%
PIMCO Income Fund Administrative Class	4.84%	4.83%
Lehman Brothers U.S. Aggregate Index	7.67%	7.65%
Lipper Multi-Sector Income Funds Average	1.81%	1.81%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.47% for the Institutional Class shares and 0.72% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,027.35	$1,026.06	$1,019.55	$1,018.05
Expenses Paid During Period†	$5.52	$7.04	$5.50	$7.01

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.09% for Institutional Class, 1.39% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The annualized expense ratio of 1.09% for Institutional Class and 1.39% for Administrative Class reflects net annualized expenses after application of an expense reduction of 0.13% and 0.31%, respectively.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s above-benchmark duration in the first nine months delivered positive returns. However, the Fund’s lower than index duration during the first quarter of 2008 detracted from performance as rates declined substantially.

»	Curve steepening strategies benefited returns as the yield curve steepened during the period.

»	An overweight to mortgage-backed securities was the primary detractor to Fund performance as spreads widened significantly during the period.

»	An overweight to corporates detracted from performance as spreads widened.

»	Positions in high yield and emerging markets detracted from performance as spreads widened.

10	PIMCO Funds	Bond Funds

PIMCO Investment Grade Corporate Bond Fund	Institutional Class	PIGIX
	Administrative Class	PGCAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Banking & Finance	27.6%
U.S. Government Agencies	24.9%
Industrials	19.1%
Short-Term Instruments	12.4%
Utilities	8.8%
Other	7.2%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (04/28/00)*
PIMCO Investment Grade Corporate Bond Fund Institutional Class	6.35%	5.64%	7.94%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	6.04%	5.37%	7.67%
Lehman Brothers Credit Investment Grade Index	3.99%	4.43%	6.84%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.56%

All Fund returns are net of fees and expenses.

* The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,043.06	$1,041.82	$1,021.90	$1,020.65
Expenses Paid During Period†	$3.17	$4.44	$3.13	$4.39

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.62% for Institutional Class, 0.87% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark duration over the twelve-month period ended March 31, 2008 enhanced returns as yields declined during the period.

»	The Fund’s curve steepening bias had a positive impact upon the portfolio as the U.S. yield curve steepened over the time period.

»	Above-benchmark exposure to the banking sector, which underperformed, detracted from returns.

»	An underweight to the consumer non-cyclicals sector detracted from performance as this sector performed well over the period.

»	Below-benchmark exposure to the relatively well performing capital goods sector detracted from performance.

»	The Fund’s underweight allocation to insurance securities benefited returns, as this sector underperformed over the period.

»	An overweight exposure to the energy sector benefited returns as these bonds performed well over the period.

»	The Fund’s underweight exposure to real estate investment trust bonds contributed to returns as this sector underperformed.

»	A small allocation to high-yield securities detracted from performance as investment-grade quality tiers of fixed-income securities outperformed lower-quality tiers.

Annual Report	March 31, 2008	11

PIMCO Long Duration Total Return Fund
	Institutional Class	PLRIX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	37.3%
Short-Term Instruments	28.1%
U.S. Government Agencies	22.8%
U.S. Treasury Obligations	5.3%
Asset-Backed Securities	2.1%
Other	4.4%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	9.73%	8.64%
Lehman Brothers Long-Term Government/Credit Index	6.38%	6.47%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.88%	4.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,084.65	$1,022.50
Expenses Paid During Period†	$2.61	$2.53

† Expenses are equal to the net annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning during the twelve-month period was a positive contributor to relative performance. An average above-benchmark duration during the year benefited performance as yields declined across all maturities.

»	A curve steepening bias during the period benefited performance as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed.

»	An underweight to long agency debentures added to performance as they underperformed like-duration U.S. Treasuries over the twelve-month reporting period.

»

For the first six months of the reporting period, exposure to the euro and Japanese yen benefited performance as these currencies appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies over the twelve-month reporting period benefited performance as these currencies appreciated versus the U.S. dollar.

»	A below-benchmark allocation to corporate bonds benefited performance as they underperformed like-duration U.S. Treasuries during the year.

»	An out-of-benchmark allocation to mortgage-backed securities was a significant detractor from performance as U.S. Treasuries outperformed mortgage-backed securities for the twelve-month period.

12	PIMCO Funds	Bond Funds

PIMCO Long-Term U.S. Government Fund	Institutional Class	PGOVX
	Administrative Class	PLGBX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	42.0%
Short-Term Instruments	21.6%
U.S. Treasury Obligations	16.9%
Corporate Bonds & Notes	8.4%
Mortgage-Backed Securities	6.4%
Other	4.7%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)*
PIMCO Long-Term U.S. Government Fund Institutional Class	11.22%	5.63%	7.54%	9.62%
PIMCO Long-Term U.S. Government Fund Administrative Class	10.96%	5.38%	7.27%	9.36%
Lehman Brothers Long-Term Treasury Index	12.98%	6.16%	7.40%	8.91%
Lipper General U.S. Government Funds Average	7.54%	3.37%	5.05%	6.07%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.475% for the Institutional Class shares and 0.725% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,092.92	$1,091.61	$1,022.60	$1,021.35
Expenses Paid During Period†	$2.51	$3.82	$2.43	$3.69

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.48% for Institutional Class, 0.73% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Duration positioning during the twelve-month period was a positive contributor to relative performance. An average above-benchmark duration during the year benefited performance as yields declined across all maturities.

»	A curve steepening bias during the period added value as the two- to 30-year yield spread steepened.

»

An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed; however, some of this gain was mitigated by exposure to short-end swaps as spreads widened for shorter maturities.

»	An out-of-benchmark allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the twelve-month reporting period.

»

A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities positively affected performance over the twelve-month reporting period as they outperformed like-duration U.S. Treasuries.

»	Exposure to corporate bonds detracted from performance as they underperformed compared to like-duration U.S. Treasuries during the year.

»	Exposure to mortgage-backed securities detracted from performance as U.S. Treasuries outperformed mortgage-backed securities for the twelve-month period.

Annual Report	March 31, 2008	13

PIMCO Low Duration Fund	Institutional Class	PTLDX
	Administrative Class	PLDAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	34.6%
Corporate Bonds & Notes	25.3%
Short-Term Instruments	16.0%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	7.6%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Institutional Class	7.64%	3.69%	5.16%	6.78%
PIMCO Low Duration Fund Administrative Class	7.38%	3.43%	4.90%	6.52%
Merrill Lynch 1-3 Year U.S. Treasury Index	8.99%	3.61%	4.91%	6.14%
Lipper Short Investment Grade Debt Funds Average	2.16%	2.50%	4.08%	5.49%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,041.22	$1,039.96	$1,022.85	$1,021.60
Expenses Paid During Period†	$2.19	$3.47	$2.17	$3.44

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark duration exposure benefited performance as interest rates declined during the period.

»	An emphasis on the shorter end of the yield curve added to returns as the yield curve steepened during the period.

»	An emphasis on mortgage-backed securities detracted from returns as mortgage-backed securities underperformed U.S. Treasuries.

»	Exposure to the high-yield and corporate sectors detracted from performance as these sectors underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

»	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund II	Institutional Class	PLDTX
	Administrative Class	PDFAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡
U.S. Government Agencies	42.0%
Corporate Bonds & Notes	21.8%
Short-Term Instruments	11.7%
Mortgage-Backed Securities	11.6%
Asset-Backed Securities	9.8%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	7.86%	3.41%	4.90%	5.54%
PIMCO Low Duration Fund II Administrative Class	7.60%	3.16%	4.64%	5.28%
Merrill Lynch 1-3 Year U.S. Treasury Index	8.99%	3.61%	4.91%	5.35%
Lipper Short Investment Grade Debt Funds Average	2.16%	2.50%	4.08%	4.77%

All Fund returns are net of fees and expenses

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,047.90	$1,046.60	$1,022.40	$1,021.15
Expenses Paid During Period†	$2.66	$3.94	$2.63	$3.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.52% for Institutional Class, 0.77% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Above-benchmark duration exposure benefited performance as interest rates declined during the period.

»	An emphasis on the shorter-end of the yield curve added to returns as the yield curve steepened during the period.

»	An emphasis on mortgage-backed securities detracted from returns as mortgage-backed securities underperformed U.S. Treasuries.

»	Exposure to the corporate sector detracted from performance as this sector underperformed U.S. Treasuries.

»	Exposure to Treasury Inflation-Protected Securities during the fourth quarter was positive for performance.

Annual Report	March 31, 2008	15

PIMCO Low Duration Fund III	Institutional Class	PLDIX
	Administrative Class	PDRAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	51.5%
Asset-Backed Securities	16.6%
Corporate Bonds & Notes	15.7%
Mortgage-Backed Securities	13.2%
Short-Term Instruments	1.4%
Other	1.6%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	7.88%	3.53%	5.08%	5.27%
PIMCO Low Duration Fund III Administrative Class	7.60%	3.27%	4.81%	5.00%
Merrill Lynch 1-3 Year U.S. Treasury Index	8.99%	3.61%	4.91%	5.09%
Lipper Short Investment Grade Debt Funds Average	2.16%	2.50%	4.08%	4.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,045.37	$1,044.05	$1,022.10	$1,020.85
Expenses Paid During Period†	$2.97	$4.24	$2.93	$4.19

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.58% for Institutional Class, 0.83% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	Above-benchmark duration exposure benefited performance as interest rates declined during the period.

»	An emphasis on the shorter end of the yield curve benefited returns as mortgage-backed securities steepened during the period.

»	An emphasis on mortgage-backed securities detracted from returns as the sector underperformed U.S. Treasuries.

»	Exposure to the high-yield sector detracted from performance as this sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed like-duration U.S. Treasuries.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

»	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

16	PIMCO Funds	Bond Funds

PIMCO Moderate Duration Fund
	Institutional Class	PMDRX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	21.1%
Short-Term Instruments	12.4%
Mortgage-Backed Securities	3.9%
Asset-Backed Securities	1.0%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	9.32%	4.64%	6.22%	6.37%
Lehman Brothers Intermediate Government/Credit Index	8.88%	4.37%	5.91%	6.09%
Lipper Short Intermediate Investment Grade Debt Funds Average	4.29%	3.06%	4.74%	4.99%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,064.55	$1,022.75
Expenses Paid During Period†	$2.32	$2.28

† Expenses are equal to the net annualized expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the 10-year U.S. Treasury yield was volatile during the period and as yields declined.

»	A steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two- and 30-year yields.

»	An emphasis on mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

»	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Annual Report	March 31, 2008	17

PIMCO Money Market Fund	Institutional Class	PMIXX
	Administrative Class	PMAXX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	75.7%
Corporate Bonds & Notes	10.9%
Repurchase Agreements	7.0%
Certificates Of Deposit	6.4%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008

	7-Day	30-Day	1 Year	5 Years	10 Years	Fund Inception (03/01/91)*
PIMCO Money Market Fund Institutional Class	2.71%	2.95%	4.69%	3.06%	3.60%	4.03%
PIMCO Money Market Fund Administrative Class	2.46%	2.70%	4.42%	2.81%	3.35%	3.78%
Citigroup 3-Month Treasury Bill Index	—	—	4.19%	3.03%	3.56%	4.02%
Lipper Institutional Money Market Funds Average	—	—	4.63%	2.99%	3.60%	4.10%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,021.26	$1,020.01	$1,023.40	$1,022.15
Expenses Paid During Period†	$1.62	$2.88	$1.62	$2.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Fund maintained an average credit quality of AAA, with a focus on high-quality and short-maturity assets.

»

Holdings in high-quality commercial paper represented the majority of the Fund’s exposure during the period. Yields on high-quality commercial paper declined approximately 2.50% for three-month maturities, reflecting the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% during the period.

»	High-quality three-month commercial paper provided attractive yields and yield spreads relative to U.S. Treasuries. Spreads increased by 1.06% to approximately 1.41% on March 31, 2008.

18	PIMCO Funds	Bond Funds

PIMCO Mortgage-Backed Securities Fund	Institutional Class	PTRIX
	Administrative Class	PMTAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	84.8%
Mortgage-Backed Securities	8.2%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.4%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	7.35%	5.07%	6.57%	6.79%
PIMCO Mortgage-Backed Securities Fund Administrative Class	7.09%	4.82%	6.31%	6.53%
Lehman Brothers Mortgage Index	7.92%	4.82%	6.00%	6.11%
Lipper U.S. Mortgage Funds Average	3.28%	3.29%	4.76%	4.89%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,051.27	$1,050.00	$1,017.35	$1,016.60
Expenses Paid During Period†	$7.85	$8.61	$7.72	$8.47

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.53% for Institutional Class, 1.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark duration positioning benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

»

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

»	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage-backed securities over the period.

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

Annual Report	March 31, 2008	19

PIMCO Real Return Fund	Institutional Class	PRRIX
	Administrative Class	PARRX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
U.S. Government Agencies	20.8%
Short-Term Instruments	18.6%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	2.4%
Other	2.4%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Institutional Class	14.84%	7.04%	8.64%	8.16%
PIMCO Real Return Fund Administrative Class	14.56%	6.77%	8.36%	7.88%
Lehman Brothers U.S. TIPS Index	14.54%	6.75%	7.96%	7.37%
Lipper Treasury Inflation Protected Securities Funds Average	12.62%	5.94%	7.20%	6.93%

All Fund returns are net of fees and expenses.

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,110.68	$1,109.31	$1,022.75	$1,021.50
Expenses Paid During Period†	$2.37	$3.69	$2.28	$3.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through November 2007 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

»	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

»	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

20	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund	Institutional Class	PTSHX
	Administrative Class	PSFAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	48.9%
Corporate Bonds & Notes	22.7%
Mortgage-Backed Securities	11.3%
Asset-Backed Securities	8.7%
Short-Term Instruments	5.8%
Other	2.6%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Institutional Class	3.72%	3.06%	4.14%	5.40%
PIMCO Short-Term Fund Administrative Class	3.47%	2.81%	3.88%	5.14%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.56%	4.61%
Lipper Ultra-Short Obligations Funds Average	-0.24%	2.05%	3.49%	4.61%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.93	$1,013.77	$1,022.65	$1,021.40
Expenses Paid During Period†	$2.37	$3.62	$2.38	$3.64

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration slightly benefited returns as interest rates declined across the yield curve during the period.

»	Curve steepening strategies added to returns as the yield curve steepened during the period.

»	Exposure to U.K. short-term rates during the first quarter of 2008 modestly benefited performance as rates declined.

»	Positions in spread sectors, including mortgage-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly.

»	Exposure to a basket of foreign currencies added to returns as the U.S. dollar depreciated versus emerging market currencies during the period.

Annual Report	March 31, 2008	21

PIMCO StocksPLUS® Fund	Institutional Class	PSTKX
	Administrative Class	PPLAX

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	34.1%
Short-Term Instruments	21.6%
U.S. Government Agencies	18.6%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	7.3%
Other	6.6%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Institutional Class	-4.95%	10.67%	3.66%	10.11%
PIMCO StocksPLUS® Fund Administrative Class	-5.30%	10.38%	3.32%	9.76%
S&P 500 Index	-5.08%	11.32%	3.50%	9.69%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	2.74%	8.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$872.84	$871.50	$1,021.45	$1,020.10
Expenses Paid During Period†	$3.32	$4.59	$3.59	$4.95

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.71% for Institutional Class, 0.98% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Curve steepening strategies added to returns as the two- to 30-year U.S. Treasury yield curve steepened during the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

22	PIMCO Funds	Bond Funds

Benchmark Descriptions

Index	Description

1/3 each-Lehman Brothers Global Aggregate- Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Intermediate Government/Credit Index	Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	23

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers Long-Term Government/Credit Index	Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Brothers Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1–3 Year U.S. Treasury Index	Merrill Lynch 1–3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

24	PIMCO Funds	Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2008	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Convertible Fund
Institutional Class
03/31/2008	$13.74	$0.28	$(0.70)	$(0.42)	$(0.25)	$0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
Administrative Class
03/31/2008	14.04	0.23	(0.70)	(0.47)	(0.21)	0.00
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00

Diversified Income Fund
Institutional Class
03/31/2008	$11.13	$0.63	$(0.36)	$0.27	$(0.67)	$(0.02)
03/31/2007	11.01	0.60	0.30	0.90	(0.63)	(0.15)
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
03/31/2008	11.13	0.60	(0.36)	0.24	(0.64)	(0.02)
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Extended Duration Fund
Institutional Class
03/31/2008	$9.94	$0.44	$1.00	$1.44	$(0.45)	$(0.03)
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)

Floating Income Fund
Institutional Class
03/31/2008	$10.55	$0.55	$(1.27)	$(0.72)	$(0.64)	$(0.12)
03/31/2007	10.39	0.53	0.32	0.85	(0.64)	(0.05)
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00
Administrative Class
03/31/2008	10.55	0.52	(1.26)	(0.74)	(0.62)	(0.12)
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(c)	If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.83%.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.25)	$13.07	(3.16)%	$333,851	0.76%		0.65%		1.99%	149%
0.00	(0.54)	13.74	13.45	59,765	0.74		0.65		1.64	78
0.00	(0.34)	12.62	8.70	53,838	0.65		0.65		0.93	71
0.00	(0.35)	11.94	2.08	58,894	0.66		0.65		0.91	118
0.00	(0.56)	12.04	34.46	13,666	0.66		0.65		2.00	365

0.00	(0.21)	13.36	(3.42)	12	1.05		0.90		1.63	149
0.00	(0.50)	14.04	13.12	13	0.99		0.90		1.39	78
0.00	(0.31)	12.89	8.43	11	0.90		0.90		0.68	71
0.00	(0.28)	12.19	1.85	10	0.95		0.90		(0.44)	118
0.00	(0.55)	12.24	34.10	944	0.91		0.90		(0.16)	365

$0.00	$(0.69)	$10.71	2.50%	$2,113,025	0.83%		0.75%		5.79%	234%
0.00	(0.78)	11.13	8.42	2,155,586	0.75		0.75		5.43	190
0.00	(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28	128
0.00	(0.60)	10.87	5.99	897,441	0.75		0.75		4.97	44
0.00	(0.35)	10.84	12.02	676,454	0.75	*(b)	0.75	*(b)	4.55 *	33

0.00	(0.66)	10.71	2.25	4,759	1.08		1.00		5.54	234
0.00	(0.75)	11.13	8.14	4,818	1.00		1.00		5.17	190
0.00	(0.68)	11.01	7.67	4,020	1.00		1.00		5.02	128
0.00	(0.27)	10.87	1.35	3,603	1.00	*	1.00	*	4.61 *	44

$0.00	$(0.48)	$10.90	14.96%	$169,454	0.50%		0.50%		4.24%	239%
0.00	(0.35)	9.94	2.82	3,083	0.57	*(c)	0.50	*(d)	4.53 *	298

$(0.02)	$(0.78)	$9.05	(7.27)%	$1,527,238	0.56%		0.55%		5.42%	111%
0.00	(0.69)	10.55	8.48	4,578,703	0.55		0.55		5.05	138
0.00	(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03	83
0.00	(0.21)	10.17	3.87	723,725	0.55	*	0.55	*	2.81 *	18

(0.02)	(0.76)	9.05	(7.48)	9	0.81		0.80		4.98	111
0.00	(0.67)	10.55	8.21	10,754	0.80		0.80		4.82	138
0.00	(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45 *	83

Annual Report	March 31, 2008	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Institutional Class
03/31/2008	$11.11	$0.57	$0.33	$0.90	$(0.57)	$(0.07)
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)

High Yield Fund
Institutional Class
03/31/2008	$9.94	$0.68	$(0.70)	$(0.02)	$(0.71)	$(0.01)
03/31/2007	9.77	0.69	0.18	0.87	(0.69)	(0.01)
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
Administrative Class
03/31/2008	9.94	0.66	(0.71)	(0.05)	(0.68)	(0.01)
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00

Income Fund
Institutional Class
03/31/2008	$10.00	$0.58	$(0.08)	$0.50	$(0.58)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Institutional Class
03/31/2008	$10.37	$0.53	$0.11	$0.64	$(0.54)	$(0.03)
03/31/2007	10.17	0.50	0.22	0.72	(0.50)	(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
Administrative Class
03/31/2008	10.37	0.50	0.11	0.61	(0.51)	(0.03)
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)

Long Duration Total Return Fund
Institutional Class
03/31/2008	$10.09	$0.50	$0.44	$0.94	$(0.50)	$(0.02)
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.61%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.57%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.53%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.64)	$11.37	8.37%	$219,841	0.95%		0.50%		5.10%	839%
0.00	(0.53)	11.11	7.01	133,271	1.06		0.50		4.88	1,009
0.00	(0.45)	10.90	3.16	130,771	0.50		0.50		3.66	1,069
0.00	(0.38)	11.01	2.72	422,890	0.50		0.50		2.31	1,209
0.00	(0.42)	11.09	4.17	206,674	0.52		0.50		1.23	1,409

$0.00	$(0.72)	$9.20	(0.31)%	$4,006,599	0.51%		0.50%		7.12%	187%
0.00	(0.70)	9.94	9.19	4,237,307	0.50		0.50		7.04	75
0.00	(0.72)	9.77	8.38	3,890,064	0.50		0.50		7.25	105
0.00	(0.68)	9.70	7.30	2,977,651	0.50		0.50		6.87	62
0.00	(0.69)	9.69	17.09	3,084,338	0.50		0.50		7.18	105

0.00	(0.69)	9.20	(0.55)	852,327	0.76		0.75		6.88	187
0.00	(0.67)	9.94	8.93	900,832	0.75		0.75		6.81	75
0.00	(0.69)	9.77	8.11	737,876	0.75		0.75		6.98	105
0.00	(0.65)	9.70	7.03	670,763	0.75		0.75		6.61	62
0.00	(0.67)	9.69	16.80	668,731	0.75		0.75		6.91	105

$0.00	$(0.58)	$9.92	5.09%	$289,824	1.44	%(c)	0.40	%(d)	5.84%	276%
0.00	0.00	10.00	0.00	25,006	0.40	*	0.40	*	(0.40)*	0

0.00	(0.55)	9.92	4.84	11	2.43	(e)	0.65	(f)	5.59	276
0.00	0.00	10.00	0.00	10	0.65	*	0.65	*	(0.65)*	0

$0.00	$(0.57)	$10.44	6.35%	$48,596	0.57%		0.50%		5.10%	115%
0.00	(0.52)	10.37	7.25	36,725	0.50		0.50		4.84	98
0.00	(0.48)	10.17	2.59	30,998	0.50		0.50		4.42	168
0.00	(0.63)	10.38	1.41	30,319	0.50		0.50		4.11	57
0.00	(0.73)	10.86	10.86	30,268	0.51		0.50		4.57	141

0.00	(0.54)	10.44	6.04	619	0.83		0.75		4.79	115
0.00	(0.50)	10.37	7.00	288	0.75		0.75		4.61	98
0.00	(0.46)	10.17	2.33	1,137	0.75		0.75		4.17	168
0.00	(0.61)	10.38	1.16	935	0.75		0.75		3.87	57
0.00	(0.70)	10.86	10.58	807	0.75		0.75		4.04	141

$0.00	$(0.52)	$10.51	9.73%	$714,193	0.50%		0.50%		4.85%	314%
0.00	(0.29)	10.09	3.89	4,631	0.50	*(b)	0.50	*(b)	4.99 *	330

Annual Report	March 31, 2008	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
03/31/2008	$10.66	$0.52	$0.64	$1.16	$(0.52)	$0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
Administrative Class
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)

Low Duration Fund
Institutional Class
03/31/2008	$9.95	$0.47	$0.27	$0.74	$(0.48)	$(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
Administrative Class
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)

Low Duration Fund II
Institutional Class
03/31/2008	$9.58	$0.44	$0.29	$0.73	$(0.44)	$0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
Administrative Class
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)

Low Duration Fund III
Institutional Class
03/31/2008	$9.80	$0.47	$0.28	$0.75	$(0.47)	$(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
Administrative Class
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.52)	$11.30	11.22%	$1,258,569	0.475%	0.475%	4.85%	291%
0.00	(0.52)	10.66	6.83	905,955	0.475	0.475	4.82	971
0.00	(0.43)	10.48	1.19	1,832,892	0.48 (b)	0.48 (b)	3.98	788
0.00	(0.70)	10.77	1.17	604,056	0.50	0.50	3.13	321
0.00	(0.63)	11.35	8.12	296,982	0.51	0.50	3.61	588

0.00	(0.49)	11.30	10.96	144,464	0.725	0.725	4.56	291
0.00	(0.49)	10.66	6.58	91,220	0.725	0.725	4.61	971
0.00	(0.40)	10.48	0.95	99,319	0.74 (b)	0.74 (b)	3.53	788
0.00	(0.67)	10.77	0.92	110,640	0.75	0.75	2.91	321
0.00	(0.61)	11.35	7.85	154,879	0.76	0.75	3.36	588

$0.00	$(0.55)	$10.14	7.64%	$8,360,184	0.43%	0.43%	4.68%	141%
0.00	(0.46)	9.95	5.30	8,053,232	0.43	0.43	4.58	73
0.00	(0.41)	9.90	2.01	8,746,237	0.43	0.43	3.59	68
0.00	(0.29)	10.11	0.90	9,297,898	0.43	0.43	2.08	278
0.00	(0.30)	10.31	2.74	9,779,729	0.43	0.43	2.00	247

0.00	(0.52)	10.14	7.38	375,438	0.68	0.68	4.43	141
0.00	(0.44)	9.95	5.04	281,769	0.68	0.68	4.32	73
0.00	(0.39)	9.90	1.76	329,977	0.68	0.68	3.33	68
0.00	(0.26)	10.11	0.65	418,335	0.68	0.68	1.83	278
0.00	(0.28)	10.31	2.49	465,152	0.68	0.68	1.75	247

$0.00	$(0.44)	$9.87	7.86%	$286,922	0.51%	0.50%	4.59%	50%
0.00	(0.45)	9.58	5.26	329,947	0.50	0.50	4.65	147
0.00	(0.36)	9.54	1.74	452,372	0.50	0.50	3.59	93
0.00	(0.22)	9.73	0.58	554,968	0.50	0.50	2.05	308
0.00	(0.30)	9.89	1.80	701,628	0.50	0.50	2.06	234

0.00	(0.42)	9.87	7.60	881	0.76	0.75	4.33	50
0.00	(0.43)	9.58	4.99	892	0.75	0.75	4.40	147
0.00	(0.33)	9.54	1.49	1,133	0.75	0.75	3.32	93
0.00	(0.19)	9.73	0.33	996	0.75	0.75	1.80	308
0.00	(0.28)	9.89	1.56	1,313	0.75	0.75	2.00	234

$0.00	$(0.52)	$10.03	7.88%	$151,405	0.54%	0.50%	4.73%	105%
0.00	(0.45)	9.80	5.09	125,522	0.50	0.50	4.56	101
0.00	(0.39)	9.76	2.12	146,721	0.50	0.50	3.61	46
0.00	(0.29)	9.94	0.73	99,961	0.50	0.50	1.85	390
0.00	(0.29)	10.15	2.02	87,641	0.52	0.50	1.86	216

0.00	(0.50)	10.03	7.60	24	0.79	0.75	4.54	105
0.00	(0.42)	9.80	4.83	25	0.75	0.75	4.32	101
0.00	(0.36)	9.76	1.89	23	0.75	0.75	3.33	46
0.00	(0.26)	9.94	0.46	17	0.75	0.75	1.59	390
0.00	(0.26)	10.15	1.75	14	0.77	0.75	1.71	216

Annual Report	March 31, 2008	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Moderate Duration Fund
Institutional Class
03/31/2008	$9.99	$0.48	$0.42	$0.90	$(0.49)	$(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)

Money Market Fund
Institutional Class
03/31/2008	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
Administrative Class
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00

Mortgage-Backed Securities Fund
Institutional Class
03/31/2008	$10.72	$0.54	$0.23	$0.77	$(0.54)	$(0.07)
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
Administrative Class
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)

Real Return Fund
Institutional Class
03/31/2008	$10.89	$0.62	$0.91	$1.53	$(0.60)	$(0.37)
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
Administrative Class
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)

(a)	Per share amounts based on average number of shares outstanding during the year.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.55)	$10.34	9.32%	$1,593,066	0.45%	0.45%	4.77%	151%
0.00	(0.50)	9.99	5.64	1,581,290	0.45	0.45	4.60	238
0.00	(0.46)	9.94	1.92	1,845,829	0.45	0.45	4.30	208
0.00	(0.45)	10.20	0.82	1,917,803	0.45	0.45	2.34	447
0.00	(0.48)	10.56	5.74	1,583,593	0.45	0.45	2.45	183

$0.00	$(0.05)	$1.00	4.69%	$217,989	0.32%	0.32%	4.54%	N/A
0.00	(0.05)	1.00	5.03	173,050	0.32	0.32	4.95	N/A
0.00	(0.03)	1.00	3.48	125,508	0.32	0.32	3.40	N/A
0.00	(0.01)	1.00	1.39	180,093	0.34	0.34	1.35	N/A
0.00	(0.01)	1.00	0.78	162,169	0.35	0.35	0.76	N/A

0.00	(0.04)	1.00	4.42	6,891	0.57	0.57	4.36	N/A
0.00	(0.05)	1.00	4.77	3,168	0.57	0.57	4.56	N/A
0.00	(0.03)	1.00	3.23	19,114	0.57	0.57	2.96	N/A
0.00	(0.01)	1.00	1.15	34,543	0.57	0.57	1.13	N/A
0.00	(0.01)	1.00	0.53	7,035	0.60	0.60	0.53	N/A

$0.00	$(0.61)	$10.88	7.35%	$490,553	1.20%	0.50%	5.06%	630%
0.00	(0.52)	10.72	7.51	266,617	0.50	0.50	4.84	780
0.00	(0.43)	10.47	2.65	357,590	0.50	0.50	3.86	711
0.00	(0.54)	10.62	3.06	454,392	0.50	0.50	2.93	824
0.00	(0.43)	10.83	4.89	59,811	0.55	0.50	1.75	993

0.00	(0.58)	10.88	7.09	159,298	1.50	0.75	4.79	630
0.00	(0.49)	10.72	7.24	22,295	0.75	0.75	4.65	780
0.00	(0.40)	10.47	2.39	12,339	0.75	0.75	3.67	711
0.00	(0.52)	10.62	2.83	11,264	0.75	0.75	2.28	824
0.00	(0.41)	10.83	4.63	14,996	0.80	0.75	1.56	993

$0.00	$(0.97)	$11.45	14.84%	$8,177,173	0.45%	0.45%	5.62%	806%
(0.01)	(0.46)	10.89	5.00	5,427,623	0.45	0.45	3.67	480
0.00	(0.70)	10.82	0.81	5,920,513	0.45	0.45	4.64	388
0.00	(0.76)	11.42	3.46	4,871,247	0.45	0.45	3.53	369
0.00	(0.91)	11.79	11.74	3,416,647	0.45	0.45	3.26	308

0.00	(0.94)	11.45	14.56	764,876	0.70	0.70	5.25	806
(0.01)	(0.44)	10.89	4.74	453,363	0.70	0.70	3.21	480
0.00	(0.67)	10.82	0.55	399,084	0.70	0.70	5.00	388
0.00	(0.73)	11.42	3.20	1,040,102	0.70	0.70	3.38	369
0.00	(0.88)	11.79	11.47	870,562	0.70	0.70	2.74	308

Annual Report	March 31, 2008	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
03/31/2008	$9.96	$0.48	$(0.12)	$0.36	$(0.48)	$(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
Administrative Class
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)

StocksPLUS® Fund
Institutional Class
03/31/2008	$11.07	$0.54	$(1.04)	$(0.50)	$(0.62)	$0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
Administrative Class
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.51)	$9.81	3.72%	$1,871,326	0.46%		0.45%		4.87%	191%
0.00	(0.49)	9.96	4.81	2,009,506	0.45		0.45		4.71	187
0.00	(0.35)	9.98	3.22	2,144,713	0.45		0.45		3.41	230
0.00	(0.21)	10.01	1.51	2,494,591	0.45		0.45		1.76	356
0.00	(0.18)	10.07	2.10	2,460,266	0.45		0.45		1.50	268

0.00	(0.49)	9.81	3.47	1,514,603	0.71		0.70		4.64	191
0.00	(0.47)	9.96	4.55	1,245,560	0.70		0.70		4.49	187
0.00	(0.32)	9.98	2.96	983,035	0.70		0.70		3.21	230
0.00	(0.19)	10.01	1.25	715,605	0.70		0.70		1.59	356
0.00	(0.16)	10.07	1.84	333,485	0.70		0.70		1.25	268

$0.00	$(0.62)	$9.95	(4.95)%	$519,242	0.62%		0.53%		4.76%	67%
0.00	(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	4.48	76
0.00	(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34	239
0.00	(0.53)	9.69	5.77	863,848	0.65		0.65		1.44	371
0.00	(0.73)	9.67	35.04	737,385	0.65		0.65		1.06	287

0.00	(0.59)	9.71	(5.30)	10,343	0.86		0.78		4.55	67
0.00	(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	4.17	76
0.00	(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08	239
0.00	(0.48)	9.49	5.49	129,230	0.90		0.90		1.02	371
0.00	(0.71)	9.46	34.68	488,076	0.90		0.90		0.79	287

Annual Report	March 31, 2008	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Assets:
Investments, at value	$342,905	$2,530,647	$175,007	$1,892,869	$791,914	$7,244,464
Repurchase agreements, at value	4,672	103,721	733	52,655	2,022	354,777
Cash	308	0	170	1,841	831	4,426
Deposits with counterparty	0	34,940	250	30,180	305	10,640
Foreign currency, at value	5	12,731	137	9,187	0	8,767
Receivable for investments sold	2,927	306,864	397	429,282	684,625	428,159
Receivable for investments sold on a delayed-delivery basis	0	75,428	2,974	0	0	665
Receivable for Fund shares sold	11	970	44,115	35,403	1,708	56,317
Interest and dividends receivable	2,696	38,574	178	20,453	2,413	120,988
Variation margin receivable	0	1,626	22	202	0	4,794
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	141	10,467	124	57,383	1,674	4,738
Unrealized appreciation on foreign currency contracts	189	15,758	187	32,415	0	16,695
Unrealized appreciation on swap agreements	5,058	32,103	611	31,686	7,813	15,722
Other assets	0	0	12	0	0	0
	358,912	3,163,829	224,917	2,593,556	1,493,305	8,271,152

Liabilities:
Payable for the reverse repurchase agreements	$15,792	$21,034	$0	$104,807	$104,119	$0
Payable for investments purchased	2,821	414,534	30,276	241,090	697,415	1,167,338
Payable for investments purchased on a delayed-delivery basis	0	7,119	24,559	0	0	0
Payable for short sales	0	191,613	405	218,088	241,614	0
Payable for Fund shares redeemed	20	5,377	0	5,282	728	39,374
Dividends payable	0	1,274	0	485	209	7,356
Overdraft due to custodian	0	16,281	0	0	0	0
Written options outstanding	0	1,561	0	97	0	166,803
Accrued investment advisory fee	106	928	24	513	83	1,335
Accrued administrative fee	66	652	24	458	108	1,558
Accrued distribution fee	0	89	0	16	39	633
Accrued servicing fee	0	57	0	51	41	372
Variation margin payable	0	361	10	561	0	3,897
Recoupment payable to Manager	0	0	0	0	0	0
Swap premium received	1,180	21,764	91	14,472	5,131	21,356
Unrealized depreciation on foreign currency contracts	177	17,845	66	29,452	0	11,773
Unrealized depreciation on swap agreements	4,887	63,837	8	217,619	7,360	89,735
Other liabilities	0	2	0	2	0	0
	25,049	764,328	55,463	832,993	1,056,847	1,511,530

Net Assets	$333,863	$2,399,501	$169,454	$1,760,563	$436,458	$6,759,622

Net Assets Consist of:
Paid in capital	$377,888	$2,468,574	$161,419	$2,210,824	$426,613	$7,257,227
Undistributed (overdistributed) net investment income	6,517	(30,069)	124	(54,860)	1,952	(57,171)
Accumulated undistributed net realized gain (loss)	(22,230)	30,253	3,876	(150,147)	1,971	(96,361)
Net unrealized appreciation (depreciation)	(28,312)	(69,257)	4,035	(245,254)	5,922	(344,073)
	$333,863	$2,399,501	$169,454	$1,760,563	$436,458	$6,759,622

Net Assets:
Institutional Class	$333,851	$2,113,025	$169,454	$1,527,238	$219,841	$4,006,599
Administrative Class	12	4,759	0	9	0	852,327
Other Classes	0	281,717	0	233,316	216,617	1,900,696

Shares Issued and Outstanding:
Institutional Class	25,548	197,369	15,555	168,815	19,342	435,367
Administrative Class	1	445	0	1	0	92,616

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.07	$10.71	$10.90	$9.05	$11.37	$9.20
Administrative Class	13.36	10.71	NA	9.05	NA	9.20

Cost of Investments Owned	$371,398	$2,565,527	$171,840	$1,947,335	$783,327	$7,414,067
Cost of Repurchase Agreements Owned	$4,672	$103,721	$733	$52,655	$2,022	$354,777
Cost of Foreign Currency Held	$5	$12,881	$139	$9,317	$0	$8,847
Proceeds Received on Short Sales	$0	$188,504	$394	$215,275	$238,421	$0
Premiums Received on Written Options	$0	$1,624	$0	$55	$0	$57,388

36	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund

$380,916	$111,099	$671,172	$1,784,372	$11,227,023	$273,562	$179,721	$1,584,122
1,022	803	1,827	68,644	99,582	16,518	2,200	42,399
248	142	34	5,444	720	14,225	0	581
0	1,009	5,940	22,160	55,350	2,056	1,065	10,315
16	710	508	0	23,963	0	623	8,115
30,107	979	216,958	85,402	1,611,368	7,499	14,075	148,596
0	0	35,205	155,639	0	0	0	0
822	345	14,734	7,699	63,835	147	107	12,245
2,374	1,189	5,439	10,201	46,390	1,000	750	7,517
0	148	704	9,677	14,332	406	496	2,304
86	0	0	0	0	0	0	0
623	363	1,640	5,982	45,569	754	458	7,108
0	438	1,016	0	27,824	0	495	8,770
3,154	3,396	6,312	25,411	15,727	314	295	2,261
0	0	0	0	0	0	0	0
419,368	120,621	961,489	2,180,631	13,231,683	316,481	200,285	1,834,333

$47,077	$3,005	$0	$0	$0	$2,003	$29,020	$0
64,190	14,467	157,735	0	100,662	16,840	1,004	153,619
0	0	71,009	330,140	0	0	0	0
0	0	14,008	86,008	1,550,307	6,561	14,048	67,169
7	185	1,727	18,089	26,550	212	2,564	1,040
10	86	0	427	3,496	139	71	371
0	0	0	0	0	0	110	0
0	1,356	0	5,800	31,150	1,258	404	6,022
44	19	128	287	2,255	57	37	315
45	24	128	357	1,940	57	37	252
1	5	0	107	321	0	0	0
1	10	0	64	524	0	0	0
0	25	2	8,281	3,075	223	326	278
0	0	1	0	0	0	0	0
9,373	1,348	2,014	9,633	31,832	797	405	3,624
6	174	239	0	12,234	0	143	2,301
4,935	2,236	300	0	50,126	531	687	6,276
0	2	5	198	0	0	0	0
125,689	22,942	247,296	459,391	1,814,472	28,678	48,856	241,267

$293,679	$97,679	$714,193	$1,721,240	$11,417,211	$287,803	$151,429	$1,593,066

$296,474	$97,327	$692,999	$1,694,912	$11,594,934	$295,727	$150,477	$1,594,965
189	(399)	475	146	(12,214)	(116)	816	(4,826)
(598)	(72)	18,137	938	(258,566)	(12,560)	(1,513)	(38,978)
(2,386)	823	2,582	25,244	93,057	4,752	1,649	41,905
$293,679	$97,679	$714,193	$1,721,240	$11,417,211	$287,803	$151,429	$1,593,066

$289,824	$48,596	$714,193	$1,258,569	$8,360,184	$286,922	$151,405	$1,593,066
11	619	0	144,464	375,438	881	24	0
3,844	48,464	0	318,207	2,681,589	0	0	0

29,227	4,654	67,949	111,350	824,294	29,081	15,091	154,033
1	59	0	12,781	37,017	89	3	0

$9.92	$10.44	$10.51	$11.30	$10.14	$9.87	$10.03	$10.34
9.92	10.44	NA	11.30	10.14	9.87	10.03	NA

$381,514	$111,542	$677,476	$1,780,290	$11,388,732	$276,972	$181,277	$1,579,513
$1,022	$803	$1,827	$68,644	$99,582	$16,518	$2,200	$42,399
$16	$715	$511	$0	$24,121	$0	$628	$8,141
$0	$0	$13,864	$85,357	$1,539,763	$6,428	$13,784	$65,969
$0	$639	$0	$3,117	$10,094	$506	$158	$2,432

Annual Report	March 31, 2008	37

Statements of Assets and Liabilities (Cont.)	March 31, 2008

(Amounts in thousands, except per share amounts)	Money Market Fund	Mortgage-Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund

Assets:
Investments, at value	$428,253	$1,486,846	$28,778,058	$3,892,787	$842,265
Repurchase agreements, at value	32,423	28,500	50,005	10,500	5,675
Cash	0	5,349	84,665	17,355	1,584
Deposits with counterparty	0	900	83,880	31,230	57,720
Foreign currency, at value	0	0	33,649	14,535	1,959
Receivable for investments sold	0	818,145	4,980,084	153,539	21,402
Receivable for investments sold on a delayed-delivery basis	0	0	157,152	0	0
Receivable for Fund shares sold	3,593	8,423	193,604	22,440	23,947
Interest and dividends receivable	581	4,100	131,200	17,830	3,802
Variation margin receivable	0	0	6,892	12,083	9,314
Swap premiums paid	0	4,494	67,183	2,778	2,553
Unrealized appreciation on foreign currency contracts	0	0	40,334	12,773	7,239
Unrealized appreciation on swap agreements	0	10,564	191,416	4,640	1,755
Other assets	0	0	4	16	0
	464,850	2,367,321	34,798,126	4,192,506	979,215

Liabilities:
Payable for the reverse repurchase agreements	$0	$123,177	$0	$50,019	$189,734
Payable for investments purchased	0	1,016,314	2,873,008	131,002	19,663
Payable for investments purchased on a delayed-delivery basis	0	0	12,104,626	0	0
Payable for short sales	0	296,252	3,838,060	155,686	13,558
Payable for Fund shares redeemed	2,500	947	50,115	29,837	3,092
Dividends payable	80	254	4,888	588	0
Overdraft due to custodian	1	0	0	0	0
Written options outstanding	0	0	115,533	20,263	3,234
Accrued investment advisory fee	42	165	2,945	806	142
Accrued administrative fee	98	195	3,371	673	166
Accrued distribution fee	30	52	1,155	326	46
Accrued servicing fee	25	50	1,269	77	40
Variation margin payable	0	0	1,394	10,533	6,193
Swap premium received	0	7,690	85,048	5,833	640
Unrealized depreciation on foreign currency contracts	0	0	26,728	2,423	1,688
Unrealized depreciation on swap agreements	0	9,273	168,001	10,543	8,035
Other liabilities	0	0	36,942	0	0
	2,776	1,454,369	19,313,083	418,609	246,231

Net Assets	$462,074	$912,952	$15,485,043	$3,773,897	$732,984

Net Assets Consist of:
Paid in capital	$462,052	$903,968	$15,141,285	$3,867,259	$899,865
Undistributed net investment income	21	400	(50,932)	1,842	27,113
Accumulated undistributed net realized gain (loss)	1	2,326	220,525	(47,182)	(181,555)
Net unrealized appreciation (depreciation)	0	6,258	174,165	(48,022)	(12,439)
	$462,074	$912,952	$15,485,043	$3,773,897	$732,984

Net Assets:
Institutional Class	$217,989	$490,553	$8,177,173	$1,871,326	$519,242
Administrative Class	6,891	159,298	764,876	1,514,603	10,343
Other Classes	237,194	263,101	6,542,994	387,968	203,399

Shares Issued and Outstanding:
Institutional Class	217,989	45,100	713,868	190,746	52,160
Administrative Class	6,891	14,645	66,774	154,384	1,065

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00	$10.88	$11.45	$9.81	$9.95
Administrative Class	1.00	10.88	11.45	9.81	9.71

Cost of Investments Owned	$428,253	$1,478,776	$28,564,226	$3,926,999	$854,733
Cost of Repurchase Agreements Owned	$32,423	$28,500	$50,005	$10,500	$5,675
Cost of Foreign Currency Held	$0	$0	$33,837	$14,593	$1,964
Proceeds Received on Short Sales	$0	$293,035	$3,765,025	$151,407	$13,286
Premiums Received on Written Options	$0	$0	$68,414	$8,112	$2,119

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$5,978	$178,165	$2,592	$243,636	$20,147	$538,698
Dividends	2,828	257	0	676	0	4,237
Miscellaneous income	10	136	0	209	0	264
Total Income	8,816	178,558	2,592	244,521	20,147	543,199

Expenses:
Investment advisory fees	1,279	12,116	135	12,261	831	17,763
Administrative fees	800	8,547	135	10,945	1,082	20,901
Distribution and/or servicing fees - Administrative Class	0	13	0	8	0	2,118
Distribution and/or servicing fees - Other Classes	0	2,030	0	1,536	882	12,144
Trustees’ fees	1	8	0	14	1	22
Interest expense	341	2,124	2	452	1,460	342
Miscellaneous expense	0	3	2	7	0	10
Total Expenses	2,421	24,841	274	25,223	4,256	53,300

Net Investment Income	6,395	153,717	2,318	219,298	15,891	489,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(653)	57,135	1,871	123,333	7,503	32,777
Net realized gain (loss) on futures contracts, written options and swaps	(4,488)	(16,282)	2,364	(221,765)	1,040	50,418
Net realized gain (loss) on foreign currency transactions	299	(21,089)	125	(7,755)	0	(34,232)
Net change in unrealized appreciation (depreciation) on investments	(36,301)	(75,678)	3,172	(75,709)	3,994	(396,760)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	144	(34,957)	738	(246,838)	(1,318)	(172,528)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	11	(3,390)	118	(781)	0	5,766
Net Gain (Loss)	(40,988)	(94,261)	8,388	(429,515)	11,219	(514,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,593)	$59,456	$10,706	$(210,217)	$27,110	$(24,660)

* Foreign tax withholdings	$0	$4	$0	$0	$0	$0

Annual Report	March 31, 2008	39

Statements of Operations  (Cont.)

Year Ended March 31, 2008
(Amounts in thousands)	Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund

Investment Income:
Interest, net of foreign taxes*	$8,356	$4,623	$14,551	$78,600	$518,059
Dividends	4	6	0	0	8,893
Miscellaneous income	13	4	8	13	329
Total Income	8,373	4,633	14,559	78,613	527,281

Expenses:
Investment advisory fees	285	204	673	3,313	25,723
Administrative fees	231	265	673	4,096	21,939
Distribution and/or servicing fees - Administrative Class	0	1	0	250	804
Distribution and/or servicing fees - Other Classes	10	159	0	1,263	8,951
Trustees’ fees	0	0	1	5	32
Organization expense	92	0	0	0	0
Interest expense	1,194	56	0	0	0
Miscellaneous expense	0	0	11	2	13
Total Expenses	1,812	685	1,358	8,929	57,462
Reimbursement by Manager	(144)	0	0	0	0
Net Expenses	1,668	685	1,358	8,929	57,462

Net Investment Income	6,705	3,948	13,201	69,684	469,819

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(407)	418	428	11,863	71,786
Net realized gain (loss) on futures contracts, written options and swaps	159	80	18,760	81,203	16,587
Net realized gain (loss) on foreign currency transactions	8	(115)	453	0	69,698
Net change in unrealized appreciation (depreciation) on investments	(598)	(583)	(6,402)	1,411	(144,199)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,781)	848	8,172	14,093	238,540
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(5)	242	772	0	11,902
Net Gain (Loss)	(2,624)	890	22,183	108,570	264,314

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,081	$4,838	$35,384	$178,254	$734,133

* Foreign tax withholdings	$0	$1	$9	$0	$0

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund

$14,922	$8,069	$80,088	$18,917	$37,691	$739,875	$215,668	$49,936
400	67	939	0	0	516	891	885
1	6	57	0	6	243	141	28
15,323	8,142	81,084	18,917	37,697	740,634	216,700	50,849

749	385	3,874	465	1,502	30,116	10,121	2,613
749	385	3,099	1,073	1,839	35,482	8,562	2,734
2	0	0	12	134	1,324	4,053	45
0	0	0	653	892	26,218	1,434	1,316
1	0	5	1	2	37	13	3
0	0	0	0	0	0	0	0
30	72	0	4	4,144	534	538	903
0	0	3	0	1	15	5	1
1,531	842	6,981	2,208	8,514	93,726	24,726	7,615
0	0	0	0	0	0	0	0
1,531	842	6,981	2,208	8,514	93,726	24,726	7,615

13,792	7,300	74,103	16,709	29,183	646,908	191,974	43,234

3,052	652	14,736	59	7,629	1,036,602	37,832	5,392
955	1,754	(299)	0	5,613	(70,252)	(48,566)	(61,733)
0	762	6,913	0	0	(53,650)	9,239	4,090
(3,427)	(1,966)	8,678	0	5,091	42,035	(42,697)	(16,447)
7,601	2,956	26,999	0	(3,476)	17,461	(17,735)	(8,724)
0	298	5,907	0	0	11,379	9,947	5,755
8,181	4,456	62,934	59	14,857	983,575	(51,980)	(71,667)

$21,973	$11,756	$137,037	$16,768	$44,040	$1,630,483	$139,994	$(28,433)

$0	$2	$0	$0	$0	$0	$0	$0

Annual Report	March 31, 2008	41

Statements of Changes in Net Assets

	Convertible Fund		Diversified Income Fund		Extended Duration Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from August 30, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,395	$909	$153,717	$96,090	$2,318	$81
Net realized gain (loss)	(4,842)	2,363	19,764	7,735	4,360	(6)
Net change in unrealized appreciation (depreciation)	(36,146)	3,764	(114,025)	36,482	4,028	7
Net increase (decrease) resulting from operations	(34,593)	7,036	59,456	140,307	10,706	82

Distributions to Shareholders:
From net investment income
Institutional Class	(6,403)	(2,269)	(145,861)	(87,372)	(2,310)	(81)
Administrative Class	0	0	(303)	(241)	0	0
Other Classes	0	0	(16,792)	(13,082)	0	0
From net realized capital gains
Institutional Class	0	0	(4,913)	(21,244)	(338)	(24)
Administrative Class	0	0	(11)	(63)	0	0
Other Classes	0	0	(620)	(3,783)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(6,403)	(2,269)	(168,500)	(125,785)	(2,648)	(105)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	555,772	1,886	740,535	1,134,214	164,209	3,000
Administrative Class	0	0	1,115	894	0	0
Other Classes	0	0	83,487	158,073	0	0
Issued as reinvestment of distributions
Institutional Class	6,392	2,252	138,253	94,806	2,694	106
Administrative Class	0	0	314	304	0	0
Other Classes	0	0	12,316	11,955	0	0
Cost of shares redeemed
Institutional Class	(247,083)	(2,976)	(825,142)	(500,355)	(8,590)	0
Administrative Class	0	0	(1,299)	(450)	0	0
Other Classes	0	0	(127,773)	(82,007)	0	0
Net increase (decrease) resulting from Fund share transactions	315,081	1,162	21,806	817,434	158,313	3,106

Fund Redemption Fee	0	0	22	22	0	0

Total Increase (Decrease) in Net Assets	274,085	5,929	(87,216)	831,978	166,371	3,083

Net Assets:
Beginning of year or period	59,778	53,849	2,486,717	1,654,739	3,083	0
End of year or period*	$333,863	$59,778	$2,399,501	$2,486,717	$169,454	$3,083

*Including undistributed (overdistributed) net investment income of:	$6,517	$629	$(30,069)	$(7,009)	$124	$(3)

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Floating Income Fund		GNMA Fund		High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from March 30, 2007 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$219,298	$157,513	$15,891	$11,745	$489,899	$484,660	$6,705	$0	$3,948	$2,827
(106,187)	49,511	8,543	(2,395)	48,963	42,747	(240)	8	383	(211)
(323,328)	55,631	2,676	7,583	(563,522)	82,290	(2,384)	(2)	507	1,512
(210,217)	262,655	27,110	16,933	(24,660)	609,697	4,081	6	4,838	4,128

(231,042)	(166,379)	(8,420)	(5,969)	(307,633)	(277,133)	(6,787)	0	(2,091)	(1,543)
(202)	(406)	0	0	(60,505)	(54,220)	(1)	0	(16)	(56)
(29,115)	(29,522)	(7,391)	(5,727)	(139,318)	(152,438)	(94)	0	(1,921)	(1,258)

(44,128)	(18,379)	(1,287)	(38)	(2,746)	(2,659)	0	0	(126)	(58)
(27)	(55)	0	0	(543)	(520)	0	0	(1)	(3)
(5,042)	(2,678)	(1,144)	(42)	(1,257)	(1,524)	0	0	(128)	(62)

(5,402)	0	0	0	0	0	0	0	0	0
(5)	0	0	0	0	0	0	0	0	0
(728)	0	0	0	0	0	0	0	0	0

(315,691)	(217,419)	(18,242)	(11,776)	(512,002)	(488,494)	(6,882)	0	(4,283)	(2,980)

1,964,011	3,925,245	100,587	24,912	2,000,761	1,436,366	269,836	25,000	14,352	9,307
7,615	21,376	0	0	376,142	315,296	0	10	440	539
241,875	421,767	107,092	63,393	470,486	441,772	5,277	40	24,314	22,438

276,849	181,736	9,017	5,594	251,181	226,109	6,740	0	1,879	1,345
200	468	0	0	59,244	53,300	1	0	17	59
26,606	25,086	6,736	4,384	98,432	104,252	67	0	1,411	897

(4,832,466)	(612,747)	(27,704)	(30,526)	(2,174,343)	(1,386,620)	(8,981)	0	(4,655)	(5,508)
(18,379)	(11,206)	0	0	(417,966)	(219,856)	0	0	(128)	(1,469)
(562,729)	(254,876)	(54,450)	(63,583)	(833,582)	(942,969)	(1,517)	0	(14,154)	(10,946)
(2,896,418)	3,696,849	141,278	4,174	(169,645)	27,650	271,423	25,050	23,476	16,662

20	16	0	1	383	277	1	0	1	3

(3,422,306)	3,742,101	150,146	9,332	(705,924)	149,130	268,623	25,056	24,032	17,813

5,182,869	1,440,768	286,312	276,980	7,465,546	7,316,416	25,056	0	73,647	55,834
$1,760,563	$5,182,869	$436,458	$286,312	$6,759,622	$7,465,546	$293,679	$25,056	$97,679	$73,647

$(54,860)	$(7,187)	$1,952	$574	$(57,171)	$(27,995)	$189	$0	$(399)	$(235)

Annual Report	March 31, 2008	43

Statements of Changes in Net Assets  (Cont.)

	Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

(Amounts in thousands)	Year Ended March 31, 2008	Period from August 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,201	$100	$69,684	$74,946	$469,819	$493,735
Net realized gain (loss)	19,641	(11)	93,066	(64,322)	158,071	(146,776)
Net change in unrealized appreciation	2,542	40	15,504	88,502	106,243	205,184
Net increase resulting from operations	35,384	129	178,254	99,126	734,133	552,143

Distributions to Shareholders:
From net investment income
Institutional Class	(13,288)	(99)	(53,113)	(60,889)	(366,521)	(385,019)
Administrative Class	0	0	(4,566)	(4,171)	(14,487)	(13,205)
Other Classes	0	0	(11,677)	(9,773)	(94,916)	(103,606)
From net realized capital gains
Institutional Class	(930)	(1)	(109)	(816)	(58,305)	(1,032)
Administrative Class	0	0	(9)	(77)	(2,418)	(37)
Other Classes	0	0	(32)	(205)	(16,731)	(305)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(14,218)	(100)	(69,506)	(75,931)	(553,378)	(503,204)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	748,774	4,500	1,592,480	494,599	3,759,658	2,912,011
Administrative Class	0	0	114,682	26,551	185,844	100,422
Other Classes	0	0	146,395	100,055	1,109,045	483,488
Issued as reinvestment of distributions
Institutional Class	14,464	102	50,883	59,875	394,315	350,697
Administrative Class	0	0	4,225	4,209	16,509	12,573
Other Classes	0	0	8,402	7,610	91,231	84,467
Cost of shares redeemed
Institutional Class	(74,842)	0	(1,378,054)	(1,499,820)	(3,983,533)	(3,992,515)
Administrative Class	0	0	(70,438)	(40,153)	(114,675)	(162,481)
Other Classes	0	0	(109,514)	(79,176)	(777,302)	(1,329,227)
Net increase (decrease) resulting from Fund share transactions	688,396	4,602	359,061	(926,250)	681,092	(1,540,565)

Fund Redemption Fee	0	0	124	36	12	72

Total Increase (Decrease) in Net Assets	709,562	4,631	467,933	(903,019)	861,859	(1,491,554)

Net Assets:
Beginning of year or period	4,631	0	1,253,307	2,156,326	10,555,352	12,046,906
End of year or period*	$714,193	$4,631	$1,721,240	$1,253,307	$11,417,211	$10,555,352

*Including undistributed (overdistributed) net investment income of:	$475	$(6)	$146	$397	$(12,214)	$(3,840)

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$13,792	$16,695	$7,300	$5,152	$74,103	$76,858	$16,709	$18,132	$29,183	$20,666
4,007	(6,873)	3,168	(1,628)	21,350	(28,259)	59	(33)	13,242	(2,235)
4,174	8,057	1,288	1,915	41,584	41,172	0	0	1,615	12,256
21,973	17,879	11,756	5,439	137,037	89,771	16,768	18,099	44,040	30,687

(13,791)	(16,827)	(7,288)	(5,155)	(75,380)	(78,406)	(8,430)	(8,946)	(16,285)	(12,304)
(35)	(44)	(1)	(1)	0	0	(214)	(428)	(2,572)	(612)
0	0	0	0	0	0	(8,123)	(8,725)	(10,077)	(7,856)

0	0	(986)	0	(9,834)	(4,833)	0	0	(2,204)	(47)
0	0	0	0	0	0	0	0	(417)	(2)
0	0	0	0	0	0	0	0	(1,392)	(36)

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(13,826)	(16,871)	(8,275)	(5,156)	(85,214)	(83,239)	(16,767)	(18,099)	(32,947)	(20,857)

42,941	66,594	144,259	98,498	439,502	378,386	153,423	221,386	236,766	39,653
160	94	0	0	0	0	22,203	16,424	148,472	18,356
0	0	0	0	0	0	253,474	273,225	117,487	91,290

11,632	14,208	7,369	4,681	80,529	78,063	7,695	8,560	17,022	11,921
33	42	1	1	0	0	231	420	2,982	614
0	0	0	0	0	0	7,225	7,798	9,830	6,727

(105,724)	(204,232)	(129,226)	(124,820)	(560,082)	(727,528)	(116,179)	(182,404)	(35,364)	(147,670)
(225)	(380)	(2)	0	0	0	(18,712)	(32,791)	(16,535)	(9,238)
0	0	0	0	0	0	(207,888)	(258,806)	(78,650)	(65,683)
(51,183)	(123,674)	22,401	(21,640)	(40,051)	(271,079)	101,472	53,812	402,010	(54,030)

0	0	0	160	4	8	0	0	0	1

(43,036)	(122,666)	25,882	(21,197)	11,776	(264,539)	101,473	53,812	413,103	(44,199)

330,839	453,505	125,547	146,744	1,581,290	1,845,829	360,601	306,789	499,849	544,048
$287,803	$330,839	$151,429	$125,547	$1,593,066	$1,581,290	$462,074	$360,601	$912,952	$499,849

$(116)	$(115)	$816	$38	$(4,826)	$(1,567)	$21	$80	$400	$171

Annual Report	March 31, 2008	45

Statements of Changes in Net Assets  (Cont.)

	Real Return Fund		Short-Term Fund		StocksPLUS® Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$646,908	$444,545	$191,974	$166,927	$43,234	$42,312
Net realized gain (loss)	912,700	(79,479)	(1,495)	(13,593)	(52,251)	59,696
Net change in unrealized appreciation (depreciation)	70,875	256,092	(50,485)	11,782	(19,416)	1,058
Net increase (decrease) resulting from operations	1,630,483	621,158	139,994	165,116	(28,433)	103,066

Distributions to Shareholders:
From net investment income
Institutional Class	(314,113)	(218,550)	(98,442)	(94,310)	(35,112)	(27,569)
Administrative Class	(26,700)	(14,253)	(75,223)	(46,104)	(893)	(1,379)
Other Classes	(274,496)	(201,083)	(18,051)	(23,404)	(12,306)	(10,707)
From net realized capital gains
Institutional Class	(191,012)	(39,217)	(5,845)	(5,077)	0	0
Administrative Class	(18,303)	(3,116)	(5,640)	(2,805)	0	0
Other Classes	(181,466)	(46,288)	(1,251)	(1,435)	0	0
Tax basis return of capital
Institutional Class	0	(6,638)	0	0	0	0
Administrative Class	0	(490)	0	0	0	0
Other Classes	0	(7,607)	0	0	0	0

Total Distributions	(1,006,090)	(537,242)	(204,452)	(173,135)	(48,311)	(39,655)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,856,435	2,201,452	2,375,947	1,925,698	253,077	135,312
Administrative Class	448,445	224,316	915,635	568,729	1,347	2,779
Other Classes	2,084,270	1,312,856	136,386	129,738	27,346	40,828
Issued as reinvestment of distributions
Institutional Class	457,670	240,567	94,495	85,209	32,562	25,081
Administrative Class	40,823	16,688	80,797	48,847	880	1,361
Other Classes	344,160	184,542	14,184	17,877	9,902	8,559
Cost of shares redeemed
Institutional Class	(1,880,630)	(2,980,942)	(2,572,182)	(2,141,882)	(315,884)	(286,899)
Administrative Class	(207,443)	(189,447)	(705,640)	(352,848)	(25,007)	(11,064)
Other Classes	(2,208,276)	(3,301,480)	(225,156)	(313,355)	(89,599)	(116,297)
Net increase (decrease) resulting from Fund share transactions	2,935,454	(2,291,448)	114,466	(31,987)	(105,376)	(200,340)

Fund Redemption Fee	61	96	31	199	4	14

Total Increase (Decrease) in Net Assets	3,559,908	(2,207,436)	50,039	(39,807)	(182,116)	(136,915)

Net Assets:
Beginning of year	11,925,135	14,132,571	3,723,858	3,763,665	915,100	1,052,015
End of year*	$15,485,043	$11,925,135	$3,773,897	$3,723,858	$732,984	$915,100

*Including undistributed (overdistributed) net investment income of:	$(50,932)	$(14,262)	$1,842	$4,758	$27,113	$30,052

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Statement of Cash Flows	March 31, 2008

(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$4,081

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(786,584)
Proceeds from sales of long-term securities	448,103
Purchases of short-term portfolio investments, net	(23,683)
Increase in interest receivable	(2,365)
Increase in receivable for investments sold	(30,049)
Increase in manager reimbursement receivable	(86)
Increase in payable for investments purchased	43,432
Increase in investment advisory fee	44
Increase in administrative fee	45
Increase in distribution fee	1
Increase in servicing fee	1
Payment from futures contracts transactions	(80)
Proceeds from currency transactions	8
Increase in swap premiums received	8,952
Net amortization on investments	(43)
Unrealized depreciation on investments	2,384
Net realized loss on investments	240
Net cash used for operating activities	(335,599)

Cash flows received from financing activities:
Proceeds from shares sold	304,341
Payment on shares redeemed	(15,491)
Cash dividend paid*	(64)
Net borrowing from reverse repurchase agreements	47,077
Net cash received from financing activities	335,863

Net Increase in Cash and Foreign Currency	264

Cash and Foreign Currency:
Beginning of year	0
End of year	$264

* Reinvestment of dividends	$6,808

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Convertible Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%

Berry Plastics Holding Corp.
11.646% due 06/15/2014	$183	$156

Daimler Finance North America LLC
6.800% due 08/03/2012	1,990	1,655

Telesat Canada
8.370% due 10/31/2008	1,300	1,241
9.000% due 10/31/2008	1,700	1,624

Verso Paper Holdings LLC and Verson Paper, Inc.
9.489% due 02/01/2013	300	268

Total Bank Loan Obligations (Cost $5,411)		4,944

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 4.7%

American Express Co.
7.000% due 03/19/2018	3,025	3,184

Citigroup Capital XXI
8.300% due 12/21/2057	1,000	988

Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000	1,954

Ford Motor Credit Co. LLC
7.127% due 01/13/2012	500	370

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	2,725	2,705
6.750% due 10/01/2037	225	210

LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017	2,500	2,513

Nuveen Investments, Inc.
10.500% due 11/15/2015	750	647

Wachovia Corp.
7.980% due 02/28/2049	3,000	2,957

Yankee Acquisition Corp.
8.500% due 02/15/2015	175	142

		15,670

INDUSTRIALS 3.5%

Allison Transmission, Inc.
11.000% due 11/01/2015	2,750	2,406

Berry Plastics Holding Corp.
8.875% due 09/15/2014	150	132

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	1,750	1,177

CCO Holdings LLC
8.750% due 11/15/2013	400	344

Charter Communications Operating LLC
8.375% due 04/30/2014	250	226

Community Health Systems, Inc.
8.875% due 07/15/2015	1,750	1,765

Continental Airlines, Inc.
9.798% due 04/01/2021	228	210

First Data Corp.
9.875% due 09/24/2015	2,675	2,204

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	425	295
9.125% due 12/15/2014 (a)	500	368
10.125% due 12/15/2016	750	510

NPC International, Inc.
9.500% due 05/01/2014	300	273

Qwest Communications International, Inc.
6.565% due 02/15/2009	575	572

Spansion, Inc.
6.201% due 06/01/2013	500	341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tenet Healthcare Corp.
9.250% due 02/01/2015	$175	$164

Verso Paper Holdings LLC and Verson Paper, Inc.
11.375% due 08/01/2016	500	461

West Corp.
9.500% due 10/15/2014	500	450

		11,898

UTILITIES 0.1%

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	231

Total Corporate Bonds & Notes (Cost $30,131)		27,799

CONVERTIBLE BONDS & NOTES 66.8%

BANKING & FINANCE 7.1%

Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	1,896

Countrywide Financial Corp.
0.758% due 04/15/2037	1,250	1,112

Deutsche Bank AG
0.000% due 03/23/2009	5,000	2,754
0.450% due 08/31/2012	2,000	2,486

Forest City Enterprises, Inc.
3.625% due 10/15/2011	2,730	2,315

Morgan Stanley
1.700% due 10/15/2012	1,000	1,196

ProLogis
1.875% due 11/15/2037	1,000	905

Prudential Financial, Inc.
1.170% due 12/15/2037 (f)	6,000	5,700

U.S. Bancorp
0.792% due 09/20/2036	5,500	5,515

		23,879

INDUSTRIALS 55.7%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	9,550	6,052

Alliant Techsystems, Inc.
2.750% due 09/15/2011	1,500	1,864

American Tower Corp.
3.000% due 08/15/2012	890	1,754

Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	2,200	1,848

Anixter International, Inc.
1.000% due 02/15/2013	1,400	1,643

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	2,475	2,886

ArvinMeritor, Inc.
4.625% due 03/01/2026	2,500	2,231

BioMarin Pharmaceuticals, Inc.
1.875% due 04/23/2017	1,000	1,881

Cameron International Corp.
2.500% due 06/15/2026	1,900	2,672

Carnival Corp.
2.000% due 04/15/2021	1,400	1,542

Cephalon, Inc.
0.000% due 06/15/2033	1,300	1,594

Charter Communications, Inc.
6.500% due 10/01/2027	300	134

Chesapeake Energy Corp.
2.500% due 05/15/2037	4,000	5,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ciena Corp.
0.875% due 06/15/2017	$800	$769

Comcast Holdings Corp.
2.000% due 11/15/2029	6	211

Devon Energy Corp.
4.900% due 08/15/2008	1,150	1,840

DST Systems, Inc.
4.125% due 08/15/2023	1,000	1,461

Electronic Data Systems Corp.
3.875% due 07/15/2023	650	636

EMC Corp.
1.750% due 12/01/2011	4,100	4,843

Fisher Scientific International, Inc.
3.250% due 03/01/2024	2,610	4,062

Fluor Corp.
1.500% due 02/15/2024	775	1,965

Ford Motor Co.
4.250% due 12/15/2036	6,775	5,843

Gannett Co., Inc.
2.588% due 07/15/2037	6,000	5,986

General Cable Corp.
1.000% due 10/15/2012	1,300	1,289

Genzyme Corp.
1.250% due 12/01/2023	2,000	2,328

Gilead Sciences, Inc.
0.625% due 05/01/2013	2,000	2,953

Halliburton Co.
3.125% due 07/15/2023	1,300	2,738

Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	2,450	2,340

Intel Corp.
2.950% due 12/15/2035	3,500	3,452

International Game Technology, Inc.
2.600% due 12/15/2036	2,900	2,936

Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	1,100	1,089

Invitrogen Corp.
2.000% due 08/01/2023	900	1,218

Juniper Networks, Inc.
0.000% due 06/15/2008	900	1,140

L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	2,000	1,730

L-3 Communications Corp.
3.000% due 08/01/2035	2,400	3,009

Lamar Advertising Co.
2.875% due 12/31/2010	1,750	1,770

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	3,700	3,127

Linear Technology Corp.
3.000% due 05/01/2027	3,600	3,393

Lockheed Martin Corp.
2.815% due 08/15/2033	1,725	2,371

Medtronic, Inc.
1.250% due 09/15/2021	550	551
1.625% due 04/15/2013 (f)	7,975	8,434

Microchip Technology, Inc.
2.125% due 12/15/2037	800	874

Micron Technology, Inc.
1.875% due 06/01/2014	1,200	878

Millipore Corp.
3.750% due 06/01/2026	2,600	2,675

Mylan, Inc.
1.250% due 03/15/2012	8,600	7,192

48	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nortel Networks Corp.
1.750% due 04/15/2012	$3,100	$2,108
2.125% due 04/15/2014	6,950	4,352

NovaMed, Inc.
1.000% due 06/15/2012	1,800	1,431

Peabody Energy Corp.
4.750% due 12/15/2066	2,000	2,280

Placer Dome, Inc.
2.750% due 10/15/2023	1,120	2,054

Pride International, Inc.
3.250% due 05/01/2033	2,525	3,453

Qwest Communications International, Inc.
3.500% due 11/15/2025	5,300	5,472

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	4,000	4,215

Roper Industries, Inc.
1.481% due 01/15/2034 (h)	1,800	1,352

SanDisk Corp.
1.000% due 05/15/2013	4,500	3,330

Schlumberger Ltd.
1.500% due 06/01/2023	300	722
2.125% due 06/01/2023 (f)	1,050	2,319

Scientific Games Corp.
0.750% due 12/01/2024	1,000	995

Spansion, Inc.
2.250% due 06/15/2016	2,000	908

St. Jude Medical, Inc.
1.220% due 12/15/2008	2,000	2,038
2.800% due 12/15/2035	250	250

Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,853

Symantec Corp.
1.000% due 06/15/2013	3,400	3,668

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	6,800	7,726

Transocean, Inc.
1.500% due 12/15/2037	3,000	3,308

Ventas, Inc.
3.875% due 11/15/2011	1,700	1,889

VeriFone Holdings, Inc.
1.625% due 06/15/2012	2,150	1,693

Walt Disney Co.
2.125% due 04/15/2023	2,100	2,252

Wyeth
3.581% due 01/15/2024	4,301	4,335

Xilinx, Inc.
3.125% due 03/15/2037	2,300	2,087

YRC Worldwide, Inc.
3.375% due 11/25/2023	4,500	3,482

		185,836

UTILITIES 4.0%

CenterPoint Energy, Inc.
3.750% due 05/15/2023	1,200	1,523

CMS Energy Corp.
2.875% due 12/01/2024	1,500	1,702

Covanta Holding Corp.
1.000% due 02/01/2027	1,000	1,112

Lucent Technologies, Inc.
2.875% due 06/15/2023	5,089	4,536

NII Holdings, Inc.
3.125% due 06/15/2012	3,000	2,396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

PPL Energy Supply LLC
2.625% due 05/15/2023	$500	$919

Time Warner Telecom, Inc.
2.375% due 04/01/2026	1,000	1,050

		13,238

Total Convertible Bonds & Notes (Cost $239,441)		222,953

MUNICIPAL BONDS & NOTES 0.1%

Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	331

Total Municipal Bonds & Notes (Cost $320)		331

	SHARES
COMMON STOCKS 1.0%

Citizens
Communications Co.	40,000	420
CSX Corp.	7,600	426
DaVita, Inc. (b)	5,700	272
Ferrellgas Partners-LP	5,000	105
Huntsman Corp.	11,557	272
News Corp. ‘B’	48,600	925
Public Service Enterprise
Group, Inc.	8,180	329
Windstream Corp.	34,800	416

Total Common Stocks (Cost $3,327)		3,165

CONVERTIBLE PREFERRED STOCKS 21.2%

BANKING & FINANCE 5.7%

Bank of America Corp.
7.250% due 12/31/2049	15,000	15,495

Washington Mutual Capital Trust
5.375% due 05/03/2041	125,000	3,550

		19,045

CONSUMER DISCRETIONARY 2.4%

Celanese Corp.
4.250% due 12/31/2049	38,000	1,915

General Motors Corp.
6.250% due 07/15/2033	362,000	5,973

		7,888

CONSUMER SERVICES 5.6%

AMG Capital Trust II
5.150% due 10/15/2037	50,000	1,919

Citigroup, Inc.
6.500% due 12/31/2049	145,000	6,869

Fannie Mae
5.375% due 12/31/2049	49	3,289

MetLife, Inc.
6.375% due 08/15/2008	112,000	3,339

Simon Property Group, Inc.
6.000% due 12/31/2049	5,400	409

SLM Corp.
7.250% due 12/15/2010	2,000	1,650

Washington Mutual, Inc.
7.750% due 12/31/2049	2,000	1,398

		18,873

	SHARES	VALUE (000S)
ENERGY 3.8%

Chesapeake Energy Corp.
4.500% due 12/31/2049	35,500	$4,180

CMS Energy Corp.
4.500% due 12/31/2049	5,000	360

El Paso Corp.
4.990% due 12/31/2049	2,375	3,230

Entergy Corp.
7.625% due 02/17/2009	23,000	1,504

NRG Energy, Inc.
4.000% due 12/31/2049	1,475	2,954
5.750% due 03/16/2009	1,000	338

		12,566

HEALTHCARE 0.6%

Schering-Plough Corp.
6.000% due 08/13/2010	14,000	2,153

INDUSTRIALS 3.1%

Bunge Ltd.
5.125% due 12/01/2010	1,500	1,269

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	64,500	9,086

		10,355

Total Convertible Preferred Stocks (Cost $79,928)		70,880

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%

COMMERCIAL PAPER 2.7%

Federal Home Loan Bank
1.500% due 04/01/2008	$9,100	9,100

REPURCHASE AGREEMENTS 1.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	3,100	3,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $3,177. Repurchase proceeds are $3,100.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,572	1,572
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,604. Repurchase proceeds are $1,572.)

		4,672

U.S. TREASURY BILLS 1.1%
1.379% due 05/29/2008 - 06/12/2008 (c)(d)	3,750	3,733

Total Short-Term Instruments (Cost $17,512)		17,505

Total Investments 104.1% (Cost $376,070)		$347,577

Other Assets and Liabilities (Net) (4.1%)		(13,714)

Net Assets (e) 100.0%		$333,863

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Convertible Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,985 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio derivative instruments with an aggregate depreciation of ($601) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $17,013 at a weighted average interest rate of 3.832%. On March 31, 2008, securities valued at $18,389 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Celestica, Inc. 7.875% due 07/01/2011	Sell	4.400%		06/20/2012	CITI	$150	$(3)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	2,000	(251)
Countrywide Financial Corp. floating rate based on 3-Month USD-LIBOR plus 3.500% due 04/15/2037	Buy	(3.400%	)	12/20/2008	MLP	1,250	31
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	450	(44)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%	)	06/20/2013	GSC	1,000	(3)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	2,000	(73)
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%	)	12/20/2009	CSFB	1,000	102
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%		12/20/2009	DUB	1,000	(96)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	08/20/2008	CITI	3,000	20
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.150%	)	09/20/2008	CITI	3,000	25
GMAC LLC 6.875% due 08/28/2012	Sell	4.650%		09/20/2008	MLP	450	(17)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	CITI	250	(23)
GMAC LLC 6.875% due 08/28/2012	Buy	(8.000%	)	03/20/2009	MSC	2,200	139
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	JPM	2,200	(126)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.800%	)	05/15/2009	MLP	4,667	575
HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%	)	03/20/2010	GSC	1,000	34
HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%		03/20/2012	GSC	1,000	(57)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	2,500	(16)
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	CITI	600	(41)
HCA, Inc. 9.125% due 11/15/2014	Sell	2.400%		06/20/2014	CITI	400	(38)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	BCLY	500	71
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	750	93
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.950%		09/20/2012	CITI	1,500	(250)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.550%	)	09/20/2014	CITI	750	141
Pride International, Inc. 3.125% convertible until 05/01/2033	Sell	0.700%		09/20/2008	CSFB	1,000	(3)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.600%		03/20/2011	GSC	5,000	(229)
Qwest Capital Funding, Inc. 7.900% due 08/15/2010	Buy	(2.650%	)	08/15/2010	LEH	5,500	268
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%		06/20/2012	CITI	150	(10)
SLM Corp. 5.125% due 08/27/2012	Sell	1.350%		06/20/2010	BOA	1,400	(212)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.500%		06/20/2012	CITI	150	(13)
SUPERVALU, Inc. 0.000% convertible until 11/02/2031	Sell	0.400%		09/20/2008	BOA	1,000	(3)
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	UBS	50	2

							$(7)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.750%		12/20/2010	GSC	$12,000	$(597)
Dow Jones CDX N.A. HY9 Index	Sell	4.530%		12/20/2010	MLP	17,000	171
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	MLP	3,960	288
Dow Jones CDX N.A. HY9 Index	Sell	3.200%		12/20/2012	JPM	7,500	(819)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	2,400	(252)

							$(1,209)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

50	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		$32,500	$1,417
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		1,500	55
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		12,500	(53)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	5,000	2
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		6,000	2
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	8,200	(333)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		800	(29)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		7,200	(239)

							$822

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Pay	Affiliated Managers Group, Inc.	2.517%	04/23/2008	MLP	4,000	$(6)
Pay	Amazon.com, Inc.	3.076%	04/23/2008	MLP	7,000	51
Receive	Celgene Corp.	3.556%	04/23/2008	MLP	54,300	516
Pay	Chesapeake Energy Corp.	2.460%	04/23/2008	MLP	27,000	20
Receive	Cleveland Cliffs, Inc.	3.556%	04/23/2008	MLP	13,100	309
Pay	Fannie Mae	2.517%	04/23/2008	MLP	32,000	5
Receive	Financial Select Sector SPDR Fund	3.381%	04/23/2008	MLP	305,000	(915)
Pay	Freddie Mac	2.517%	04/23/2008	MLP	32,000	19
Pay	Freeport-McMoRan Copper & Gold, Inc.	2.517%	04/23/2008	MLP	12,000	11
Receive	Neveen Floating Rate Income Opportunity Fund	3.581%	04/23/2008	MLP	22,800	(21)
Pay	Russell 2000 Index	3-Month USD-LIBOR less 0.135%	04/23/2008	MLP	3,990	259
Pay	Salesforce.com, Inc.	3.076%	04/23/2008	MLP	11,000	(66)
Receive	SandRidge Energy, Inc.	3.076%	04/23/2008	MLP	45,600	397
Receive	Time Warner, Inc.	3.076%	04/23/2008	MLP	51,000	(49)
Receive	Williams Cos., Inc.	3.076%	04/23/2008	MLP	34,600	35

						$565

(2)	Represents floating rate as of March 31, 2008

(h)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	07/10/2007 - 10/01/2007	$1,479	$1,352	0.40%

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	836	07/2008	$8	$0	$8
Buy		4,751	12/2008	0	(7)	(7)
Sell		2,123	12/2008	29	0	29
Sell	GBP	2,046	04/2008	0	(11)	(11)
Buy	INR	70,444	05/2008	15	0	15
Buy	KRW	1,077,412	05/2008	0	(66)	(66)
Buy		504,749	08/2008	0	(45)	(45)
Buy	MXN	7,560	07/2008	37	0	37
Sell		7,560	07/2008	0	(19)	(19)
Buy	MYR	2,804	08/2008	13	0	13
Buy	PHP	35,277	08/2008	0	(29)	(29)
Buy	RUB	10,125	07/2008	26	0	26
Buy		53,849	11/2008	61	0	61

				$189	$(177)	$12

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.3%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$433	$410
4.080% due 03/28/2014	505	479
4.570% due 03/28/2014	927	877
4.590% due 03/28/2014	76	72
4.600% due 03/28/2014	1,190	1,127

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	2,500	2,145
7.096% due 04/08/2014	2,500	2,139

Appleton Papers, Inc.
4.878% due 05/21/2014	333	301
6.293% due 06/05/2014	333	301
6.580% due 05/21/2014	328	297

Berry Plastics Holding Corp.
11.646% due 06/15/2014	4,693	4,011

Biomet, Inc.
7.857% due 03/25/2015	4,988	4,805

Boc Group, Inc.
5.085% due 05/31/2014	2,481	1,675

Community Health Systems, Inc.
4.000% due 07/02/2014	425	393
4.000% due 07/25/2014	24	22
5.335% due 07/25/2014	8,834	8,162

CSC Holdings, Inc.
4.750% due 03/30/2013	5,947	5,573

Daimler Finance North America LLC
6.800% due 08/03/2012	12,935	10,759

Dex Media West LLC
4.410% due 09/09/2010	188	180
4.530% due 09/09/2010	281	271
4.580% due 09/09/2010	375	361
6.330% due 09/09/2010	18	17

FCI Connectors
6.224% due 03/09/2013	2,403	2,146
6.298% due 03/09/2013	69	62

Ford Motor Co.
5.800% due 12/15/2013	988	812

General Motors Corp.
7.056% due 11/29/2013	990	884

Georgia-Pacific Corp.
4.446% due 12/20/2012	767	713
4.740% due 12/20/2012	8,252	7,667
4.835% due 12/20/2012	971	902

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	3,000	2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	958	752

HCA, Inc.
4.946% due 11/16/2013	10,569	9,736

Health Management Associates, Inc.
6.580% due 02/28/2014	3,887	3,386

Ineos Group Holdings PLC
4.635% due 10/07/2012	1,707	1,496
4.885% due 10/07/2013	2,460	2,129
5.385% due 10/07/2014	2,460	2,267

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	886
4.450% due 05/23/2014	3,970	3,518

Lukoil Finance Ltd.
3.404% due 12/29/2008	2,415	2,409

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	200	159
2.974% due 10/03/2011	160	127
3.468% due 10/03/2011	200	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.946% due 04/08/2012	$6,900	$5,489
8.108% due 04/08/2012	990	788

MGM Mirage
2.904% due 10/03/2011	240	213
3.414% due 10/03/2011	400	355
4.405% due 10/03/2011	200	178
6.494% due 10/03/2011	600	533

NRG Energy, Inc.
4.196% due 02/01/2013	3,567	3,346
4.346% due 02/01/2013	1,579	1,482
6.580% due 02/01/2013	1,060	994

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,492	1,261

Polypore, Inc.
5.370% due 05/15/2014	4,478	3,963

RH Donnelley Corp.
4.100% due 06/30/2011	109	102
4.200% due 06/30/2011	34	32
4.300% due 06/30/2011	291	271
4.500% due 06/30/2011	146	136
4.590% due 09/09/2010	94	87
4.590% due 06/30/2011	101	94
4.600% due 06/30/2011	146	136
4.750% due 06/30/2011	54	51
5.480% due 09/09/2010	151	145

Shackleton Re Ltd.
10.750% due 08/01/2008	1,500	1,447
11.250% due 08/01/2008	500	482

Thompson Learning, Inc.
5.200% due 06/27/2014	5,985	5,162

Travelport
7.080% due 08/23/2013	4,963	4,342

Tribune Co.
5.542% due 05/30/2014	4,726	3,179

TXU Technology
6.478% due 10/10/2014	488	445
6.596% due 10/10/2014	4,102	3,738

Total Bank Loan Obligations (Cost $141,467)		127,014

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 18.6%

AES Red Oak LLC
8.540% due 11/30/2019	2,557	2,570

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	221

American General Finance Corp.
6.900% due 12/15/2017	5,000	4,898

American Honda Finance Corp.
4.500% due 05/26/2009	500	505

American International Group, Inc.
5.850% due 01/16/2018	13,600	13,381

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

Banco Santander Chile
3.340% due 12/09/2009	5,000	4,827

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,389
5.750% due 12/01/2017	8,000	8,300
8.000% due 12/29/2049	15,600	15,650

BankAmerica Instit-A
8.070% due 12/31/2026	500	517

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,897

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	$1,000	$944
6.400% due 10/02/2017	18,500	18,312
6.950% due 08/10/2012	4,000	4,007

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	523

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,474
6.722% due 12/31/2049	2,000	1,854

Calabash Re Ltd.
13.700% due 01/08/2010	1,000	1,032

Citigroup Capital XXI
8.300% due 12/21/2057	10,675	10,550

Citigroup, Inc.
5.300% due 10/17/2012	275	276
6.000% due 02/21/2012	650	664

Columbia University
6.875% due 12/15/2015	500	581

Colvis Finance Ltd.
8.000% due 02/02/2009	4,000	4,003

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,920

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,959

DBS Bank Ltd.
3.290% due 05/16/2017	5,000	4,650

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	7,014

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,059
5.250% due 07/29/2014	6,625	6,823

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,788

First Empire Capital Trust II
8.277% due 06/01/2027	500	513

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	1,000	989
7.375% due 02/01/2011	440	367
8.050% due 06/15/2011	3,640	2,891

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	905
7.625% due 06/01/2015	375	358

Foundation Re II Ltd.
9.820% due 11/26/2010	1,800	1,838

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,420

General Electric Capital Corp.
4.625% due 04/10/2012	13,000	12,451
5.250% due 10/19/2012	3,540	3,684
5.450% due 01/15/2013	5,000	5,245
5.875% due 02/15/2012	500	531
5.875% due 01/14/2038	11,675	11,292

General RE Corp.
9.000% due 09/12/2009	500	548

GMAC LLC
3.749% due 09/23/2008	900	849
8.000% due 11/01/2031	3,190	2,291

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,193
5.250% due 10/15/2013	2,400	2,390
5.700% due 09/01/2012	165	170
6.125% due 02/15/2033	45	41
6.750% due 10/01/2037	18,300	17,077
7.350% due 10/01/2009	500	526

52	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	$1,500	$1,419

HBOS PLC
5.920% due 09/29/2049	7,500	5,527

HCP, Inc.
6.700% due 01/30/2018	5,000	4,298

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,779

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,740

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	386

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,154

HSBC Finance Corp.
4.750% due 07/15/2013	120	118

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,143
6.500% due 09/15/2037	125	119

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,040

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,362
6.875% due 11/04/2011	1,800	1,732

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	4,642

JPMorgan Chase & Co.
6.000% due 01/15/2018	5,000	5,228

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,670

Longpoint Re Ltd.
8.050% due 05/08/2010	1,600	1,622

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	3,550	3,736
10.375% due 10/15/2017 (b)	750	782
11.625% due 10/15/2017	5,425	5,452

MBNA Capital B
4.039% due 02/01/2027	3,000	2,511

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	10,000	9,087

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,136

MetLife, Inc.
5.375% due 12/15/2012	45	47

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,264

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	603

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,459

Morgan Stanley
5.750% due 08/31/2012	4,400	4,486
5.950% due 12/28/2017	2,400	2,325

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,959

Mystic Re Ltd.
9.390% due 12/05/2008	1,100	1,091
12.090% due 12/05/2008	850	842
13.090% due 06/07/2011	700	723

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	752
7.250% due 03/01/2012	4,815	5,243

Pemex Finance Ltd.
9.690% due 08/15/2009	399	412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petroleum Export Ltd.
4.623% due 06/15/2010	$2,000	$1,993
5.265% due 06/15/2011	6,349	6,402

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,408	3,500

Rabobank Capital Funding II
5.260% due 12/29/2049	2,860	2,459

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,600	5,705

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	505

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	6,891
6.875% due 11/29/2010	8,000	8,172
7.175% due 05/16/2013	2,350	2,400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	11,649

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,000	2,031

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,779

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	560

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	7,314

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,111
10.250% due 07/15/2013	617	657

Textron Financial Corp.
4.542% due 01/11/2010	11,000	10,812

TNB Capital L Ltd.
5.250% due 05/05/2015	570	568

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	944
6.625% due 03/20/2017	4,400	3,817
7.500% due 07/18/2016	7,050	6,641

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,236

UBS AG
5.875% due 12/20/2017	5,400	5,534

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,095

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	279

Universal City Development Partners
11.750% due 04/01/2010	500	515

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	493

Ventas Realty LP
6.500% due 06/01/2016	400	388
6.750% due 04/01/2017	2,635	2,589
8.750% due 05/01/2009	500	510
9.000% due 05/01/2012	800	846

Vita Capital III Ltd.
5.829% due 01/01/2011	3,150	3,082

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,968
5.250% due 10/23/2012	15,780	16,388

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	$1,000	$1,025

		445,624

INDUSTRIALS 23.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	47,550	53,641

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,438

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,882

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,418
5.750% due 01/15/2015	15,400	15,661

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,418
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	540

ARAMARK Corp.
6.739% due 02/01/2015	1,525	1,353
8.500% due 02/01/2015	4,470	4,504

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	5,256
8.750% due 03/01/2012	1,760	1,619

Atlantic Richfield Co.
8.530% due 02/27/2012	500	584

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	988

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	5,510	3,705

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,748

BW Group Ltd.
6.625% due 06/28/2017	760	759

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	27,260

CBS Corp.
5.625% due 08/15/2012	3,500	3,419

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,086

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,622

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,280

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	915

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,624

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,416

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,216

Cisco Systems, Inc.
5.500% due 02/22/2016	500	518

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	542

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	544

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	$500	$513

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,384

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	350

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,266

Comcast Corp.
5.300% due 01/15/2014	2,000	1,966
5.500% due 03/15/2011	500	504
5.900% due 03/15/2016	2,900	2,882
6.500% due 01/15/2015	100	103

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,237

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	561

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,076

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	5,012
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,762

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,372

Delhaize America, Inc.
8.050% due 04/15/2027	600	633
9.000% due 04/15/2031	3,695	4,459

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,759	3,703

Dex Media West LLC
9.875% due 08/15/2013	2,980	2,600

Dow Chemical Co.
6.000% due 10/01/2012	250	264

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	611
8.375% due 05/01/2016	9,420	9,373

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,890
7.125% due 02/01/2016	4,600	4,312

El Paso Corp.
7.000% due 06/15/2017	4,500	4,652
7.750% due 06/15/2010	300	314

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,400

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,427

Enterprise Products Operating LP
4.950% due 06/01/2010	600	613

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,208

First Data Corp.
9.875% due 09/24/2015	6,815	5,614

Ford Motor Co.
7.500% due 08/01/2026	2,300	1,484

Freescale Semiconductor, Inc.
8.875% due 12/15/2014 (b)	7,070	5,568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fund American Cos., Inc.
5.875% due 05/15/2013	$1,000	$1,044

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	6,261
7.288% due 08/16/2037	10,000	9,172
8.625% due 04/28/2034	4,740	5,415

Gazprom International S.A.
7.201% due 02/01/2020	10,145	10,323

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,119	2,116

General Motors Corp.
7.700% due 04/15/2016	1,220	894
8.250% due 07/15/2023	3,325	2,344
8.800% due 03/01/2021	4,950	3,774

Georgia-Pacific LLC
7.000% due 01/15/2015	800	754
7.125% due 01/15/2017	4,250	3,952
8.000% due 01/15/2024	1,995	1,766

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	472	497

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,486

HCA, Inc.
6.750% due 07/15/2013	2,550	2,270
7.190% due 11/15/2015	1,700	1,450
9.125% due 11/15/2014	4,175	4,311
9.250% due 11/15/2016	590	614
9.625% due 11/15/2016 (b)	3,300	3,432

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,802

Hertz Corp.
8.875% due 01/01/2014	2,350	2,238

Hess Corp.
6.650% due 08/15/2011	810	874

Hewlett-Packard Co.
6.500% due 07/01/2012	500	547

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,187

Hospira, Inc.
4.950% due 06/15/2009	500	502

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,032

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,408

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,563

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	5,400	5,468

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	932
8.800% due 01/30/2017	2,200	2,299

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	615

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	600	622

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,773

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,057

Kroger Co.
7.000% due 05/01/2018	5,000	5,455

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,588

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	524

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,948

Masco Corp.
6.125% due 10/03/2016	5,000	4,417

McKesson Corp.
5.700% due 03/01/2017	5,000	4,940

MGM Mirage
7.500% due 06/01/2016	2,820	2,552

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,064

Nalco Co.
8.875% due 11/15/2013	400	413

New Albertson’s, Inc.
6.570% due 02/23/2028	800	643
7.450% due 08/01/2029	5,100	4,723
7.750% due 06/15/2026	2,150	2,039

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	1,005

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	7,130
10.750% due 07/15/2016	2,100	1,929

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,331	1,300

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,338

Novelis, Inc.
7.250% due 02/15/2015	1,243	1,106

Pemex Project Funding Master Trust
4.100% due 06/15/2010	700	702
6.625% due 06/15/2035	420	437
9.125% due 10/13/2010	110	123
9.375% due 12/02/2008	103	108

Petrobras International Finance Co.
6.125% due 10/06/2016	500	501

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,951

Petronas Capital Ltd.
7.000% due 05/22/2012	250	278

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	155	150

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	428

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,808

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	1,891

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	10,608

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	1,817
8.875% due 10/15/2017	600	378

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,796

Rowan Cos., Inc.
5.880% due 03/15/2012	2,543	2,752

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,261

54	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$3,125	$2,781

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	530

SemGroup LP
8.750% due 11/15/2015	5,150	4,738

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,602

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	975

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	1,950	1,774

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	1,711
7.750% due 08/15/2016	1,450	1,174

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,451

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	968

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,285

Tesco PLC
5.500% due 11/15/2017	9,250	9,457

Tesoro Corp.
6.250% due 11/01/2012	440	417

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,295

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,117
6.875% due 05/01/2012	2,625	2,713

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,928
7.250% due 03/15/2017	2,200	2,013

Tyco International Group S.A.
6.375% due 10/15/2011	445	444
6.750% due 02/15/2011	500	528

United Airlines, Inc.
6.201% due 09/01/2008	272	269
7.336% due 01/02/2021	461	406
7.730% due 01/01/2012	725	718
10.850% due 02/19/2015 (a)	1,059	520

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,209
6.250% due 01/23/2017	2,900	2,903
8.250% due 01/17/2034	5,425	6,086

Valero Energy Corp.
6.125% due 06/15/2017	8,045	8,144
6.875% due 04/15/2012	1,550	1,668

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	2,400	2,328
11.375% due 08/01/2016	1,985	1,831

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,362
6.250% due 04/30/2016	5,000	4,876

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,246
9.125% due 02/01/2017	8,873	7,409

Walt Disney Co.
6.200% due 06/20/2014	500	543
6.375% due 03/01/2012	640	694

Waste Management, Inc.
7.375% due 08/01/2010	900	949
7.650% due 03/15/2011	270	305

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
7.625% due 07/15/2019	$925	$992
7.875% due 09/01/2021	1,375	1,497

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,970

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,881

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	5,038

		558,188

UTILITIES 7.5%

AES Corp.
8.000% due 10/15/2017	3,575	3,638

AT&T Corp.
7.300% due 11/15/2011	947	1,027

Beaver Valley II Funding
9.000% due 06/01/2017	319	355

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,466

Carolina Power & Light Co.
5.125% due 09/15/2013	750	788

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,815

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	4,760

Citizens Communications Co.
7.000% due 11/01/2025	400	292
7.875% due 01/15/2027	1,750	1,509

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,522

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,537

Dominion Resources, Inc.
5.700% due 09/17/2012	260	273

Duke Energy LLC
5.300% due 10/01/2015	1,500	1,554
5.625% due 11/30/2012	225	240

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,593

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	5,027

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,525	3,578

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,713

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	2,752

Homer City Funding LLC
8.734% due 10/01/2026	3,758	4,022

Idearc, Inc.
8.000% due 11/15/2016	2,825	1,843

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	5,600	5,698
8.625% due 11/14/2011	4,125	4,362

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,990

KT Corp.
4.875% due 07/15/2015	3,000	2,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011	$8,200	$8,264
7.250% due 06/28/2017	400	382
7.750% due 10/17/2016	600	594
7.875% due 06/29/2037	400	368

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317

Midwest Generation LLC
8.560% due 01/02/2016	355	385

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,020

Nevada Power Co.
5.875% due 01/15/2015	450	444
6.500% due 05/15/2018	6,050	6,203

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,437

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,564

NRG Energy, Inc.
7.250% due 02/01/2014	700	693
7.375% due 02/01/2016	3,675	3,611
7.375% due 01/15/2017	330	322

NSTAR Electric Co.
7.800% due 05/15/2010	500	547

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,534

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	541

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,538

Progress Energy, Inc.
7.100% due 03/01/2011	4,796	5,167

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,276

PSEG Power LLC
5.500% due 12/01/2015	900	894
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,078

Qwest Corp.
6.500% due 06/01/2017	1,000	908
7.250% due 09/15/2025	2,250	1,969
7.250% due 10/15/2035	1,550	1,286
7.500% due 06/15/2023	1,800	1,580
8.875% due 03/15/2012	2,190	2,245

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,029	1,035

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	429
6.332% due 09/30/2027	11,800	10,796

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,937
7.625% due 06/15/2014	3,725	3,716
7.875% due 06/15/2017	5,450	5,450

Rural Cellular Corp.
9.875% due 02/01/2010	7,320	7,558

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,684

Sprint Capital Corp.
8.375% due 03/15/2012	850	787

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,049

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,831

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	$13,050	$12,887

Verizon Communications, Inc.
5.550% due 02/15/2016	400	399

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	490

Verizon New England, Inc.
6.500% due 09/15/2011	625	654

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	512

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	251

		180,852

Total Corporate Bonds & Notes (Cost $1,234,395)		1,184,664

MUNICIPAL BONDS & NOTES 2.6%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	977

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	77

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,900	1,746

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	4,200	4,093
5.000% due 11/01/2037	800	779
5.000% due 12/01/2037	1,170	1,140

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	100

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	656

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	351

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	267

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	503

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	4,400	4,334

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	8,420

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	1,000	925

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	2,115

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$980	$815
5.750% due 06/01/2047	800	707

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	594

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	515

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	901

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	402

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,789
5.000% due 07/01/2044	6,800	6,644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	707
4.500% due 07/01/2023	800	802
4.500% due 07/01/2024	1,100	1,095

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	682
4.500% due 01/01/2028	900	854

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	676
5.000% due 06/01/2041	130	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	696

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	524

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	587

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,524

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	499

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	363

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,299

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	190

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	579

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	199
5.000% due 05/15/2041	400	394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	$700	$697

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	400	398

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	2,066

Total Municipal Bonds & Notes (Cost $63,155)		62,189

U.S. GOVERNMENT AGENCIES 15.2%

Fannie Mae
3.099% due 03/25/2017	104	103
3.225% due 10/18/2030	17	17
4.000% due 08/01/2018 - 08/01/2020	4,070	3,997
4.500% due 02/01/2035 - 08/01/2035	2,150	2,076
5.000% due 12/01/2013 - 04/01/2038	25,135	25,082
5.119% due 04/01/2036	462	464
5.231% due 03/01/2036	443	444
5.500% due 12/01/2032 - 04/01/2038	293,338	296,318
5.500% due 09/01/2034 (h)	7,576	7,668
5.723% due 03/01/2044	170	169
6.000% due 04/01/2016 - 10/01/2036	129	133
6.066% due 02/01/2035	345	347
6.089% due 12/01/2036	240	243
6.260% due 03/01/2011	381	402
6.500% due 08/01/2011 - 12/01/2029	258	276
6.847% due 09/01/2031	28	28
6.850% due 12/18/2027	237	251

Federal Farm Credit Bank
7.561% due 11/29/2049	500	527

Federal Home Loan Bank
4.060% due 08/25/2009	264	264

Freddie Mac
3.048% due 02/15/2019	7,294	7,249
3.318% due 09/15/2030	57	56
4.000% due 04/15/2022	338	338
5.000% due 06/15/2016 - 09/15/2024	1,274	1,287
5.500% due 03/15/2017 - 09/15/2017	3,566	3,681
5.722% due 10/25/2044 - 02/25/2045	322	318
5.922% due 07/25/2044	498	486
6.500% due 07/25/2043	21	22
7.000% due 06/15/2013	33	36
7.260% due 05/01/2023	35	35
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	457	458
4.045% due 07/16/2020	696	698
4.385% due 08/16/2030	1,466	1,480
4.500% due 08/15/2033	45	44
5.125% due 11/20/2023 - 11/20/2027	99	99
5.132% due 06/16/2023	179	182
5.625% due 07/20/2026	41	41
6.375% due 03/20/2026 - 05/20/2026	86	88
6.569% due 09/16/2026	1,000	1,068
8.000% due 03/20/2030	93	102
8.500% due 07/20/2030 - 03/20/2031	23	25

56	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 10/15/2008 - 11/15/2008	$1	$1
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	7	8
10.000% due 07/15/2013	14	16

New Valley Generation
7.299% due 03/15/2019	792	886

Private Export Funding Corp.
4.550% due 05/15/2015	750	789

Small Business Administration
4.340% due 03/01/2024	259	250
4.504% due 02/01/2014	104	102
5.130% due 09/01/2023	49	49
5.886% due 09/01/2011	278	286
6.030% due 02/01/2012	2,058	2,119
6.900% due 12/01/2020	1,053	1,119
7.150% due 03/01/2017	458	479
7.300% due 05/01/2017	346	362
7.640% due 03/10/2010	53	56

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,069

Total U.S. Government Agencies (Cost $356,257)		364,224

MORTGAGE-BACKED SECURITIES 4.9%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,078	9,706

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	714	693

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,718	10,264
4.617% due 01/25/2034	51	47
4.760% due 01/25/2034	22	21
5.550% due 02/25/2033	108	100
6.764% due 02/25/2033	12	11

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	140	122
5.706% due 09/25/2035	2,772	2,280

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	522

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	93	93

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	725	686

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	179	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	6	6

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.732% due 02/25/2034	2,888	2,713
4.842% due 04/20/2035	1,643	1,563
7.076% due 10/19/2032	9	9

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	4,856

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,182
4.962% due 06/25/2033	1,317	1,318
5.435% due 09/15/2034	519	522

Denver Arena Trust
6.940% due 11/15/2019	278	273

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	424	422

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	$12,000	$12,038

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	1,829	1,755

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,602	2,406
6.620% due 10/18/2030	227	227
6.624% due 05/03/2018	600	658

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,818

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.988% due 10/15/2017	2,609	2,445

MASTR Adjustable Rate Mortgages Trust
5.043% due 11/25/2033	94	97
5.200% due 08/25/2034	217	207

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	3,323	2,671

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,200	4,886

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,748

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	818	799

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606

Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	94	89

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,109	1,059

Structured Asset Mortgage Investments, Inc.
2.819% due 05/25/2036	3,817	2,896

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,573	1,430

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,737	2,523

WaMu Mortgage Pass-Through Certificates
3.139% due 12/25/2027	560	509
4.208% due 06/25/2033	544	543
5.220% due 02/27/2034	24	23
5.326% due 08/25/2046	1,115	779
5.726% due 06/25/2042	25	23

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	9	9

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $122,774)		118,014

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
2.679% due 02/25/2036	29	29

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	5,183	5,062

Carrington Mortgage Loan Trust
2.849% due 06/25/2035	865	852

Countrywide Asset-Backed Certificates
2.709% due 10/25/2046	82	79

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	814

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	$399	$368

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	27	26

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	50	50

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	88	89

Residential Asset Securities Corp.
2.669% due 07/25/2036	293	290

SLM Student Loan Trust
3.311% due 04/25/2014	1,702	1,696
3.481% due 01/25/2017	632	628

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	100	101

Total Asset-Backed Securities (Cost $11,555)		11,595

SOVEREIGN ISSUES 7.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,662
8.250% due 09/19/2027	570	698

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,474
8.875% due 10/14/2019	8,400	10,395
8.875% due 04/15/2024	2,157	2,680

Chile Government International Bond
5.500% due 01/15/2013	500	530

China Development Bank
5.000% due 10/15/2015	500	498

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,646
7.375% due 09/18/2037	3,900	4,192
8.250% due 12/22/2014	5,200	6,058
10.000% due 01/23/2012	941	1,121
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,921
11.750% due 02/25/2020	725	1,073

Croatia Government International Bond
4.000% due 07/30/2010	69	69

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,140
10.250% due 11/08/2011	1,000	1,163

Hong Kong Government International Bond
5.125% due 08/01/2014	750	759

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,985

Korea Development Bank
3.358% due 11/22/2012	7,500	7,277
3.364% due 10/31/2008	500	500
4.326% due 10/20/2009	1,600	1,603
4.750% due 07/20/2009	2,250	2,274
5.300% due 01/17/2013	700	718
5.750% due 09/10/2013	385	405

Korea Expressway Corp.
4.875% due 04/07/2014	1,540	1,447
5.125% due 05/20/2015	750	701

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	444	468
8.000% due 09/24/2022	45	57
9.875% due 02/01/2010	115	129

Panama Government International Bond
7.250% due 03/15/2015	2,325	2,558
8.875% due 09/30/2027	2,600	3,328

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.375% due 07/23/2012		$1,843	$2,166
9.375% due 04/01/2029		75	99
9.625% due 02/08/2011		442	507

Peru Government International Bond
6.550% due 03/14/2037		320	332
8.375% due 05/03/2016		3,870	4,629
8.750% due 11/21/2033		1,000	1,305

Philippine Government International Bond
6.375% due 01/15/2032		14,900	14,453
7.750% due 01/14/2031		1,100	1,233

Poland Government International Bond
4.000% due 10/27/2024		55	54

Russia Government International Bond
7.500% due 03/31/2030		9,531	10,991
11.000% due 07/24/2018		500	728

South Africa Government International Bond
5.875% due 05/30/2022		750	707
6.500% due 06/02/2014		7,500	7,828
7.375% due 04/25/2012		2,730	2,962

Ukraine Government International Bond
6.875% due 03/04/2011		780	807
7.650% due 06/11/2013		9,975	10,623

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,018
8.000% due 11/18/2022		9,472	10,182
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
4.894% due 04/20/2011		1,500	1,283
6.000% due 12/09/2020		6,200	4,417
8.500% due 10/08/2014		2,000	1,860
10.750% due 09/19/2013		1,980	2,024

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,663
6.875% due 01/15/2016		3,000	3,189

Total Sovereign Issues (Cost $173,855)			178,378

FOREIGN CURRENCY-DENOMINATED ISSUES 17.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	1,017

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	1,500	2,409

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,592

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		2,400	3,372

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,276

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	4,000	3,474

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		79,939	41,286
10.000% due 01/01/2017		31,740	15,098

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	615
12.500% due 01/05/2022		5,200	3,230

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,491
6.000% due 08/15/2024		26,700	23,404

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,959

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,758

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,936

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	$5,711

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	4,008

Eircom Group PLC
6.625% due 08/15/2014		1,750	2,411
6.875% due 08/15/2015		1,750	2,425

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,699

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	263
5.875% due 06/01/2015		14,000	19,866
7.800% due 09/27/2010		3,500	5,689

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,819

Green Valley Ltd.
8.376% due 01/10/2011		1,300	2,069

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	2,476

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,520

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,601

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	2,190

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,172

JSG Holding PLC
6.302% due 02/18/2015	EUR	2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,788

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,839
8.000% due 12/17/2015		121,000	11,756

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,811

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	996

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	986

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	EUR	2,991	4,447
6.300% due 11/30/2014		3,581	5,363
8.250% due 05/01/2016		3,300	4,949

OI European Group BV
6.875% due 03/31/2017		820	1,223

PagesJaunes Groupe
6.055% due 01/11/2014		4,000	5,430

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,533

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	12,148

Pylon Ltd.
6.117% due 12/29/2008	EUR	1,500	2,359

QBE International Holdings PLC
9.380% due 08/03/2020	AUD	3,000	2,674

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	31,198
4.750% due 07/04/2028		7,900	12,845

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	3,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	$2,878
10.280% due 04/06/2011		4,000	6,352

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,592

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	100,000	1,000
1.511% due 05/25/2049		100,000	993
4.375% due 10/27/2014	EUR	3,500	5,343

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	13,454

United Kingdom Gilt
5.250% due 06/07/2012	GBP	3,900	8,126

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,825	4,204

UPC Broadband Holding BV
6.361% due 12/31/2014		6,456	8,669

UPC Holding BV
7.750% due 01/15/2014		2,300	3,236

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	22,217	1,009
5.000% due 09/14/2018 (d)		31,006	1,656
6.875% due 01/19/2016	EUR	13,000	20,780

Veolia Environnement
4.875% due 05/28/2013		3,460	5,385

Virgin Media Finance PLC
8.750% due 04/15/2014	EUR	2,300	3,132

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,608

Total Foreign Currency-Denominated Issues (Cost $391,653)			412,291

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS 4.3%

Deutsche Bank AG
1.200% due 04/01/2008		$99,600	99,600
(Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $101,626. Repurchase proceeds are $99,603.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		4,121	4,121
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $4,207. Repurchase proceeds are $4,121.)

			103,721

U.S. TREASURY BILLS 2.5%
1.368% due 05/29/2008 - 06/26/2008 (c)(e)(f)		60,400	60,109

Total Short-Term Instruments (Cost $163,965)			163,830

PURCHASED OPTIONS (k) 0.5%
(Cost $10,172)			12,169

Total Investments 109.8% (Cost $2,669,248)			$2,634,368

Written Options (l) (0.1%) (Premiums $1,624)			(1,561)

Other Assets and Liabilities (Net) (9.7%)			(233,306)

Net Assets (g) 100.0%			$2,399,501

58	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $58,926 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $14,390 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $79,388 at a weighted average interest rate of 5.153%. On March 31, 2008, securities valued at $22,207 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $34,940 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	631	$(1,352)
Euro-Bund 10-Year Bond June Futures	Long	06/2008	713	(838)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	8	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	585	(292)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	97	(122)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	836	2,697
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,080	(2,293)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	550	(982)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,136	4,291
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	1,105

				$2,256

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	Buy	(0.560%	)	03/20/2017	BOA		$5,000	$229
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		2,500	133
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.300%	)	12/20/2017	RBS		2,500	145
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	BCLY		2,800	16
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	DUB		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	LEH		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.975%		03/20/2013	RBS		5,400	36
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	BCLY		2,000	10
Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	BCLY		4,000	(321)
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	BCLY		2,000	296
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	UBS		12,000	(406)
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,200	(142)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(1.500%	)	12/20/2017	RBS		5,000	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		1,800	4
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	LEH		4,500	(70)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		3,500	(138)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	MSC		700	(32)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	LEH		10,000	(273)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	LEH		1,000	(52)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		2,100	(98)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		1,500	(218)
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		5,000	358
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		3,700	(182)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012	CSFB		5,650	(150)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		12,000	(699)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		7,300	(423)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	1,700	(295)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		1,500	(242)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS		$1,000	(23)
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA		5,000	(3)
CSX Corp. 5.60% due 05/01/2017	Buy	(0.880%	)	06/20/2017	UBS		5,000	131
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	CITI		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	JPM		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	MLP		4,000	(457)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	3,900	(105)

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS	EUR	3,900	$(104)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	MSC		$5,950	(238)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	BOA		1,800	(71)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.600%		12/20/2012	CSFB		1,000	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	DUB		2,000	(261)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP		1,300	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	BEAR		4,000	(603)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	GSC		9,000	(1,713)
GMAC LLC 6.875% due 08/28/2012	Sell	6.550%		09/20/2012	BEAR		4,700	(762)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	GSC		4,200	(634)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	MLP		8,000	(1,208)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		4,000	(184)
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.227%	)	03/20/2018	BOA		5,000	956
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		5,500	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	RBS		5,000	(108)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	LEH		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS		700	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		3,000	(97)
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	MSC		5,000	(206)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.540%	)	12/20/2017	DUB		4,000	156
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.500%	)	12/20/2017	BNP		1,000	42
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		12,000	(431)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		5,600	(203)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		4,000	9
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.786%	)	12/20/2017	BOA		5,000	373
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		2,700	41
Kraft Foods, Inc. 6.500% due 08/11/2017	Buy	(0.590%	)	09/20/2017	DUB		2,000	105
Kroger Co. 7.000% due 05/01/2018	Buy	(0.550%	)	06/20/2018	JPM		5,000	122
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(2.410%	)	09/20/2017	GSC		2,000	134
Marks & Spencer PLC 6.250% due 12/01/2017	Buy	(0.950%	)	12/20/2017	RBS		5,000	420
Masco Corp. 6.125% due 10/03/2016	Buy	(0.915%	)	12/20/2016	CSFB		5,000	546
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		5,000	162
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		4,000	166
Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	MSC		900	9
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	MSC		530	19
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	MSC		120	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	LEH		9,200	(23)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	GSC		210	8
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM		650	(24)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS		500	(28)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC		7,900	(10)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB		11,000	(13)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC		33,800	35
Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017	DUB		5,000	(581)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,800	(95)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC		600	14
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	BCLY		11,500	(18)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	BCLY		3,900	(86)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017	DUB		5,000	(248)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%		06/20/2013	UBS		3,800	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		300	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		4,500	(114)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,000	(25)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,000	(23)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI		5,200	(405)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		500	(68)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC		3,000	(172)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		3,900	(191)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB		1,400	(80)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	JPM		200	17
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013	GSC		810	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013	GSC		350	26
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013	GSC		200	13
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP		4,500	207
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		4,500	(1,067)
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		5,000	1,177
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	3,900	(293)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		3,900	(292)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$9,200	176
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		440	(6)
Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus .100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	MSC		15,000	286
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.830%	)	12/20/2016	JPM		5,000	421

60	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	$2,000	$(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	JPM	5,000	(213)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	11,700	(405)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	MSC	5,400	(249)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	3,000	(136)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB	3,000	(83)
Viacom, Inc. 6.250% due 04/30/2016	Buy	(0.900%	)	06/20/2016	MSC	5,000	304
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	3,100	(23)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP	17,200	(1,051)
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.820%	)	03/20/2018	DUB	5,000	72

							$(11,271)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC		$16,000	$1,064
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY		2,000	18
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	LEH		44,200	40
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC		5,000	36
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB		8,500	(246)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY		2,000	(8)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH		54,000	(366)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI		8,943	(360)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012	BOA		1,500	(169)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY		13,959	275
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BOA		27,522	198
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH		11,286	166
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP		29,898	(19)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	RBS		26,235	129
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP		2,800	(11)
Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	LEH		1,500	(44)
Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	GSC		15,000	(430)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	DUB		17,000	(668)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	MSC		1,000	(38)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC		1,100	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB		5,300	48
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC		1,800	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB		1,800	17
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB		900	8
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC		14,000	132
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	MSC		1,000	9
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM		4,800	41
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB		12,300	128
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB		7,400	84
Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	MSC	EUR	43,600	(1,255)
Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011	MSC		2,500	(92)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	DUB		3,000	(483)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	LEH		26,000	(4,124)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	DUB		4,900	(372)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	JPM		6,975	(535)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CITI		$9,000	(5,192)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CITI		9,500	(7,226)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	GSC		9,000	(6,851)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS		9,500	(7,222)

							$(33,292)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$761,400	$17,270
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		3,100	(183)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		5,200	107
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		32,200	(1,028)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		5,600	(160)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		18,400	(373)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	196,650	(460)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		173,050	(440)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	23,000	(459)

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC	EUR	56,400	$(1,000)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		8,000	(175)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,000	(66)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		6,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,500	(54)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		2,500	(56)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		3,200	(71)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		14,800	(359)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	(507)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		6,800	(96)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		26,800	(106)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	40,200	(2,273)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		11,700	134
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	95
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	3,650,000	488
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		3,300,000	1,376
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	96,600	(1,361)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	82,700	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.910%	07/26/2016	JPM		45,000	296
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		52,500	301
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		52,500	304
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		262,000	1,666
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		14,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		34,000	52

							$12,829

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$138.000	05/23/2008	244	$4	$4

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$11,000	$461	$175
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	11,000	461	1,136
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,565	2,763
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,681	8,091

				$10,168	$12,165

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	854	$865	$1,374
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	854	759	187

				$1,624	$1,561

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$9,917	$9,087	0.38%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$102,500	$103,118	$105,014
U.S. Treasury Notes	3.250%	12/31/2009	77,200	79,204	80,298
U.S. Treasury Notes	3.625%	12/31/2012	5,900	6,182	6,301

				$188,504	$191,613

(2)	Market value includes $971 of interest payable on short sales.

62	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,824	04/2008	$0	$(16)	$(16)
Buy	BRL	12,991	07/2008	512	(4)	508
Sell		75,249	07/2008	312	(1,107)	(795)
Sell		115,215	12/2008	217	(760)	(543)
Sell	CAD	6,060	04/2008	182	0	182
Buy	CLP	2,512,709	07/2008	651	0	651
Buy		2,433,405	12/2008	461	0	461
Buy	CNY	264,403	07/2008	1,862	0	1,862
Sell		264,403	07/2008	0	(1,000)	(1,000)
Buy		315,516	10/2008	1,851	0	1,851
Sell		315,516	10/2008	0	(1,706)	(1,706)
Sell	COP	11,650,228	12/2008	0	(10)	(10)
Buy	CZK	8,181	12/2008	55	0	55
Sell	EUR	154,503	04/2008	0	(2,972)	(2,972)
Sell	GBP	37,593	04/2008	0	(196)	(196)
Buy	HKD	314	07/2008	0	0	0
Buy	HUF	2,137	05/2008	0	0	0
Buy	IDR	252,005,122	05/2008	17	(299)	(282)
Buy	ILS	888	11/2008	25	0	25
Buy	INR	24,380	05/2008	19	0	19
Sell		24,380	05/2008	2	0	2
Buy	JPY	1,338,006	05/2008	297	0	297
Sell		6,114,284	05/2008	1,010	0	1,010
Buy	KRW	2,779,520	05/2008	0	(175)	(175)
Buy		14,567,748	08/2008	0	(1,274)	(1,274)
Buy	MXN	241,920	07/2008	799	0	799
Sell		573,405	07/2008	0	(1,242)	(1,242)
Buy	MYR	113,169	08/2008	196	0	196
Buy	PHP	1,361,841	08/2008	0	(1,378)	(1,378)
Buy	PLN	34,552	07/2008	2,505	0	2,505
Sell		28,376	07/2008	0	(986)	(986)
Sell	RON	50,756	01/2009	0	(1,375)	(1,375)
Buy	RUB	632,712	07/2008	1,488	0	1,488
Sell		137,435	07/2008	0	(412)	(412)
Buy		747,118	11/2008	1,048	0	1,048
Buy	SGD	3,857	05/2008	222	0	222
Buy		38,427	08/2008	835	0	835
Buy		5,024	11/2008	98	0	98
Buy	SKK	10,523	07/2008	42	0	42
Buy	TRY	824	12/2008	0	(76)	(76)
Buy	ZAR	125,208	07/2008	0	(2,857)	(2,857)
Sell		28,346	07/2008	362	0	362
Sell		87,366	12/2008	690	0	690

				$15,758	$(17,845)	$(2,087)

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Extended Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.4%

ABX Financing Co.
6.350% due 10/15/2036	$10	$10

American Express Centurion Bank
3.075% due 05/07/2008	30	30

American Express Credit Corp.
3.179% due 03/02/2009	10	10

Citigroup, Inc.
2.695% due 12/26/2008	10	10

General Electric Capital Corp.
3.135% due 08/15/2011	10	10
3.994% due 10/21/2010	10	10

Georgia-Pacific LLC
7.750% due 11/15/2029	30	25

Goldman Sachs Group, Inc.
3.325% due 02/06/2012	20	19
6.750% due 10/01/2037	200	186

International Business Machines Corp.
5.700% due 09/14/2017	100	105

ONEOK Partners LP
6.850% due 10/15/2037	200	198

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

Total Corporate Bonds & Notes (Cost $657)		644

MUNICIPAL BONDS & NOTES 0.9%

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	487

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	318

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	302

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	93

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	190

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	96

Total Municipal Bonds & Notes (Cost $1,578)		1,577

U.S. GOVERNMENT AGENCIES 13.9%

Fannie Mae
0.000% due 01/15/2027 - 10/03/2033	23,432	7,970
4.000% due 02/25/2019	100	97
5.000% due 02/15/2023 - 08/25/2033	59	54
5.500% due 04/25/2033 - 12/01/2037	9,099	9,177
6.000% due 12/25/2034	122	116
6.210% due 08/06/2038	1,000	1,212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Farm Credit Bank
5.750% due 12/07/2028	$80	$89

Federal Home Loan Bank
4.000% due 05/15/2009	10	10

Financing Corp.
0.000% due 12/27/2018	2,100	1,325

Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,730
3.218% due 01/15/2033	3	3
5.000% due 07/15/2033 - 10/15/2033	106	98
5.500% due 02/15/2024	38	38
6.000% due 06/15/2035	197	192
8.250% due 06/01/2016	30	38

Ginnie Mae
5.500% due 10/20/2037	102	96

Small Business Administration
5.290% due 12/01/2027	600	609

Tennessee Valley Authority
4.500% due 04/01/2018	600	620
4.875% due 01/15/2048	100	98

Total U.S. Government Agencies (Cost $22,884)		23,572

U.S. TREASURY OBLIGATIONS 85.6%

U.S. Treasury Bonds
4.375% due 02/15/2038	2,800	2,836
6.250% due 08/15/2023	3,600	4,431

U.S. Treasury Strips
0.000% due 08/15/2019	7,570	4,729
0.000% due 02/15/2026	18,200	8,004
0.000% due 05/15/2026	24,400	10,645
0.000% due 08/15/2026	800	346
0.000% due 11/15/2026	10,600	4,522
0.000% due 02/15/2027	1,000	425
0.000% due 08/15/2027	1,000	416
0.000% due 11/15/2027	48,400	19,900
0.000% due 08/15/2028	9,500	3,784
0.000% due 11/15/2028	20,500	8,057
0.000% due 08/15/2029	50,000	19,075
0.000% due 05/15/2030	29,200	10,863
0.000% due 02/15/2036	68,600	20,338
0.000% due 05/15/2037	50,600	14,205
0.000% due 02/15/2038	46,000	12,498

Total U.S. Treasury Obligations (Cost $142,502)		145,074

MORTGAGE-BACKED SECURITIES 1.1%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	48	46

CS First Boston Mortgage Securities Corp.
5.104% due 07/25/2033	6	6

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	6	6

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,268

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	20	20

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	89	82

WaMu Mortgage Pass-Through Certificates
5.056% due 01/25/2047	8	6
5.572% due 10/25/2046	23	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	$482	$472

Total Mortgage-Backed Securities (Cost $1,976)		1,925

ASSET-BACKED SECURITIES 0.2%

Argent Securities, Inc.
2.649% due 10/25/2036	14	14

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	10	10
2.649% due 12/25/2036	5	5

Bear Stearns Asset-Backed Securities Trust
5.783% due 07/25/2036	19	15

Chase Credit Card Master Trust
2.928% due 10/15/2010	20	20

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	268	249

Total Asset-Backed Securities (Cost $334)		313

SOVEREIGN ISSUES 1.0%

Israel Government AID Bond
0.000% due 05/15/2023	3,500	1,703

Total Sovereign Issues (Cost $1,709)		1,703

SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.0%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	10	10

Fortis Bank NY
2.646% due 09/30/2008	10	10

Nordea Bank Finland PLC
3.046% due 04/09/2009	10	10

		30

REPURCHASE AGREEMENTS 0.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	200	200
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $206. Repurchase proceeds are $200.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	533	533
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $545. Repurchase proceeds are $533.)

		733

U.S. TREASURY BILLS 0.1%
1.355% due 06/12/2008 (a)	170	169

Total Short-Term Instruments (Cost $933)		932

Total Investments 103.6% (Cost $172,573)		$175,740

Other Assets and Liabilities (Net) (3.6%)		(6,286)

Net Assets (a) 100.0%		$169,454

64	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $169 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(b)	As of March 31, 2008, portfolio securities with an aggregate value of $19 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Cash of $250 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	32	$116
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	281	20
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	12	6
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	24	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	23	2

				$140

(d)	Swap agreements outstanding on March 31, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	$100	$3
Pay	3-Month USD-LIBOR	0.000%	12/19/2027	BCLY	5,100	195
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI	100	(8)
Pay	3-Month USD-LIBOR	5.000%	06/20/2037	GSC	300	37
Pay	3-Month USD-LIBOR	0.000%	12/19/2037	BCLY	5,800	182
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	2,300	194

						$603

(e)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$185	$188
U.S. Treasury Bonds	4.750%	02/15/2037	200	209	217

				$394	$405

(1)	Market value includes $3 of interest payable on short sales.

(f)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	395	04/2008	$2	$0	$2
Buy	BRL	1,242	07/2008	14	0	14
Buy		418	12/2008	0	(1)	(1)
Buy	CNY	121	07/2008	1	0	1
Sell	GBP	410	04/2008	0	(2)	(2)
Buy	JPY	38,160	05/2008	8	0	8
Sell		37,400	05/2008	2	0	2
Buy	KRW	342,779	05/2008	0	(26)	(26)
Buy		375,186	08/2008	0	(24)	(24)
Buy	MXN	4,132	07/2008	11	0	11
Buy	MYR	1,589	08/2008	6	0	6
Buy	PHP	13,192	08/2008	0	(13)	(13)
Buy	PLN	1,184	07/2008	78	0	78
Buy	RUB	2,012	07/2008	5	0	5
Buy		21,229	11/2008	28	0	28
Buy	SGD	610	05/2008	22	0	22
Buy		456	08/2008	10	0	10

				$187	$(66)	$121

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.4%

AES Corp.
0.750% due 04/30/2010	$4,320	$4,104
7.000% due 04/30/2008	1,000	954
7.190% due 08/10/2011	1,000	954
7.320% due 04/30/2010	1,500	1,425
7.750% due 04/30/2010	9,180	8,755

Allied Waste North America, Inc.
4.060% due 03/28/2014	349	331
4.080% due 03/28/2014	408	386
4.570% due 03/28/2014	747	708
4.590% due 03/28/2014	61	58
4.600% due 03/28/2014	966	915

Appleton Papers, Inc.
5.360% due 05/21/2014	2	2

ARAMARK Corp.
5.198% due 01/26/2014	146	137
6.705% due 01/26/2014	2,403	2,245

Bausch & Lomb, Inc.
7.000% due 10/26/2015	400	389
8.080% due 10/26/2015	1,600	1,557

Biomet, Inc.
7.857% due 03/25/2015	1,496	1,442

Boc Group, Inc.
5.085% due 05/31/2014	6	4

Celanese Corp.
6.229% due 04/02/2014	2,963	2,770

Centennial Communications Corp.
5.085% due 01/20/2011	66	64
6.830% due 02/09/2011	857	824

Community Health Systems, Inc.
4.000% due 07/02/2014	142	131
5.335% due 07/25/2014	2,791	2,578

Cooper-Standard Automotive, Inc.
7.375% due 12/31/2011	1,980	1,799

Covanta Energy Corp.
4.500% due 02/07/2014	1,023	948
4.562% due 02/07/2014	8	8
4.602% due 02/07/2014	1,649	1,529
4.625% due 02/09/2014	1,289	1,194
6.250% due 02/07/2014	1,006	932

CSC Holdings, Inc.
4.750% due 03/30/2013	1,955	1,832

Daimler Finance North America LLC
6.800% due 08/03/2012	2,450	2,038

DaVita, Inc.
4.570% due 10/05/2012	53	50
4.600% due 10/05/2012	176	166
4.630% due 10/05/2012	729	686
5.760% due 10/05/2012	91	85
6.230% due 10/05/2012	508	479
6.730% due 10/05/2012	260	245

Dex Media West LLC
4.410% due 09/09/2010	481	463
4.530% due 09/09/2010	721	694
4.580% due 09/09/2010	962	925
6.330% due 09/09/2010	45	43

Energy Transfer Equity LP
4.878% due 11/01/2012	3,000	2,849

FCI Connectors
6.224% due 03/09/2013	2,403	2,146

Ford Motor Co.
5.800% due 12/15/2013	1,878	1,544

Georgia-Pacific Corp.
4.446% due 12/20/2012	94	87
4.740% due 12/20/2012	2,125	1,974
4.835% due 12/20/2012	81	75

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	$3,000	$2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	1,691	1,327

HCA, Inc.
4.696% due 11/16/2012	10	9
4.946% due 11/16/2013	2,225	2,050

Headwaters, Inc.
4.610% due 04/30/2011	587	537

Health Management Associates, Inc.
6.580% due 02/28/2014	3,897	3,395

HealthSouth Corp.
5.210% due 02/02/2013	4	4

Hercules, Inc.
4.586% due 10/08/2010	393	370

Hertz Corp.
2.599% due 12/21/2012	1	1
4.390% due 12/21/2012	1	1
4.500% due 12/21/2012	1	1

Idearc, Inc.
4.700% due 11/17/2014	3,023	2,432

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,205	1,908
5.385% due 10/07/2014	2,205	2,032

Intelsat Bermuda Ltd.
5.611% due 01/03/2014	1,084	989

Jarden Corp.
6.580% due 01/24/2012	1,273	1,184

Las Vegas Sands Corp.
3.000% due 05/15/2014	665	589
4.450% due 05/23/2014	2,319	2,055

Lukoil Finance Ltd.
3.404% due 12/29/2008	4,830	4,818

Mediacom Communications Corp.
4.350% due 02/28/2014	495	435
4.620% due 02/28/2014	495	429
4.830% due 02/28/2014	495	435
4.880% due 02/28/2014	495	429

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	2,880	2,291

Nortek, Inc.
5.350% due 08/27/2011	1,940	1,681

NRG Energy, Inc.
4.196% due 02/01/2013	684	642
4.346% due 02/01/2013	1,063	997

OAO Rosneft Oil Co.
3.328% due 09/17/2009	3,065	2,988

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,500	1,267

PanAmSat Corp.
5.611% due 07/03/2012	693	632
5.611% due 01/03/2014	542	498

Penn National Gaming, Inc.
4.880% due 05/26/2012	855	815
4.990% due 05/26/2012	1,745	1,663
6.580% due 05/26/2012	22	21
6.600% due 05/26/2012	310	295

Reliant Energy, Inc.
2.999% due 06/12/2014	1,600	1,456
2.999% due 06/13/2014	400	364

Renal Advantage, Inc.
5.264% due 10/06/2012	1,950	1,755

Rental Service Corp.
6.400% due 11/21/2013	10	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley Corp.
4.100% due 06/30/2011	$136	$128
4.200% due 06/30/2011	45	42
4.300% due 06/30/2011	521	485
4.500% due 06/30/2011	182	169
4.590% due 09/09/2010	240	224
4.590% due 06/30/2011	62	58
4.600% due 06/30/2011	182	169
4.750% due 06/30/2011	1,144	1,065
5.480% due 09/09/2010	387	373
6.340% due 06/30/2011	83	77
6.460% due 06/30/2011	256	238
6.630% due 09/09/2010	2	1

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	3,901	3,657

SandRidge Energy, Inc.
8.354% due 04/01/2014	4,775	4,465

Shackleton Re Ltd.
10.750% due 08/01/2008	2,000	1,930
11.250% due 08/01/2008	500	482

Smurfit-Stone Container Enterprises, Inc.
5.125% due 11/01/2010	43	41
5.125% due 11/01/2011	241	230
5.393% due 11/01/2010	87	83

Telesat Canada
8.370% due 10/31/2008	4,300	4,106
9.000% due 10/31/2008	5,700	5,443

Thompson Learning, Inc.
5.200% due 06/27/2014	3,990	3,441

Travelport
7.080% due 08/23/2013	2,669	2,340

Tribune Co.
5.542% due 05/30/2014	3,722	2,504

TXU Technology
6.478% due 10/10/2014	825	752
6.596% due 10/10/2014	5,758	5,248

VNU/Nielson Finance LLC
5.346% due 08/09/2013	1,962	1,776

Warner Chilcott Corp.
5.112% due 01/18/2012	291	270
5.122% due 01/18/2012	87	82
6.830% due 01/18/2012	799	742

Wimar Landco LLC
5.521% due 07/03/2008	5,000	4,562

WMG Acquisition Corp.
4.599% due 02/28/2011	175	158
5.092% due 02/28/2011	417	377
5.122% due 02/28/2011	925	835
5.718% due 02/28/2011	274	248
5.894% due 02/28/2011	139	126

Xerium Technologies, Inc.
7.580% due 05/18/2012	1,335	1,138

Total Bank Loan Obligations (Cost $161,997)		148,369

CORPORATE BONDS & NOTES 46.3%

BANKING & FINANCE 27.9%

American International Group, Inc.
2.599% due 06/23/2008	6,400	6,372
4.061% due 10/18/2011	12,800	11,977

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	503

Banco Santander Chile
3.340% due 12/09/2009	5,500	5,310

Bank of America Corp.
8.000% due 12/29/2049	22,100	22,171

66	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America N.A.
3.080% due 06/15/2016	$12,000	$10,392

Bear Stearns Cos., Inc.
3.260% due 09/09/2009	1,680	1,613
3.474% due 01/31/2011	7,500	6,885

BHP Billiton Finance Ltd.
2.685% due 03/27/2009	2,500	2,481

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	494

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,079

Calabash Re Ltd.
13.700% due 01/08/2010	3,000	3,095

CIT Group, Inc.
3.215% due 08/15/2008	2,000	1,846
3.401% due 01/30/2009	14,850	12,927

Colvis Finance Ltd.
8.000% due 02/02/2009	6,700	6,704

DBS Bank Ltd.
3.290% due 05/16/2017	11,000	10,229

DnB NOR Bank ASA
4.447% due 10/13/2009	5,800	5,808

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,336

Ford Motor Credit Co. LLC
5.828% due 01/15/2010	2,500	2,092
7.127% due 01/13/2012	5,000	3,702
7.250% due 10/25/2011	1,265	1,041
8.625% due 11/01/2010	3,875	3,380

Foundation Re II Ltd.
9.820% due 11/26/2010	3,700	3,779

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,102

General Electric Capital Corp.
3.060% due 09/15/2014	450	424
3.250% due 11/21/2011	4,500	4,333
3.274% due 10/26/2009	4,700	4,654
3.351% due 04/30/2009	1,500	1,500
5.250% due 10/19/2012	2,225	2,315

Genworth Global Funding Trusts
2.860% due 02/10/2009	2,400	2,381

GMAC LLC
4.315% due 05/15/2009	1,000	855

Goldman Sachs Group, Inc.
2.689% due 06/23/2009	4,700	4,641
3.186% due 11/10/2008	4,000	3,979
3.276% due 03/02/2010	2,500	2,455
4.178% due 07/23/2009	4,135	4,100
5.046% due 10/07/2011	2,000	1,931

Hexion U.S. Finance Corp.
7.565% due 11/15/2014	3,000	2,820
9.750% due 11/15/2014	2,000	2,155

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	7,631

HSBC Finance Corp.
2.930% due 09/15/2008	8,380	8,301
3.070% due 05/21/2008	6,300	6,303
3.350% due 11/16/2009	7,000	6,683
3.954% due 10/21/2009	6,400	6,179

ICICI Bank Ltd.
4.917% due 01/12/2010	8,500	8,137

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,113

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 11/04/2011	$900	$866

International Lease Finance Corp.
3.312% due 05/24/2010	10,000	9,470
4.658% due 01/15/2010	4,500	4,316
5.059% due 07/11/2011	15,000	13,385

JPMorgan Chase & Co.
4.168% due 01/17/2011	7,000	6,855

Lehman Brothers Holdings, Inc.
3.170% due 11/16/2009	7,000	6,683
3.938% due 01/23/2009	4,400	4,225

Longpoint Re Ltd.
8.050% due 05/08/2010	3,100	3,143

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,500	2,631
10.375% due 10/15/2017 (b)	2,250	2,346
11.625% due 10/15/2017	4,850	4,874

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (l)	15,800	14,357

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	4,900	4,867
3.341% due 01/30/2009	4,900	4,841
3.888% due 10/23/2008	4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010	2,650	2,596

Morgan Stanley
3.206% due 02/09/2009	4,500	4,450
3.212% due 05/07/2009	7,500	7,377
4.201% due 01/18/2011	5,000	4,672
4.538% due 01/15/2010	3,500	3,425
5.950% due 12/28/2017	2,900	2,810

Mystic Re Ltd.
9.390% due 12/05/2008	2,500	2,479
12.090% due 12/05/2008	1,900	1,882
13.090% due 06/07/2011	1,500	1,549

National Australia Bank Ltd.
2.979% due 09/11/2009	7,400	7,396
3.145% due 08/19/2009	5,000	4,960

Osiris Capital PLC
9.258% due 01/15/2010	2,000	2,022

Pemex Finance Ltd.
9.690% due 08/15/2009	390	403

Petroleum Export Ltd.
4.623% due 06/15/2010	3,500	3,487
5.265% due 06/15/2011	4,688	4,707

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,324	2,387

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,044

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008	3,700	3,698

Residential Reinsurance 2007 Ltd.
9.076% due 06/07/2010	3,500	3,533
10.326% due 06/07/2010	9,900	10,085

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,038

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	15,600	14,087

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	1,100	1,097

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,509

SLM Corp.
3.531% due 01/26/2009	5,700	5,104
3.541% due 07/25/2008	500	491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$2,000	$2,004

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	694
7.500% due 03/13/2013	10,300	10,081

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,393

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	18,142

Universal City Florida Holding Co. I
7.989% due 05/01/2010	3,200	3,120

Ventas Realty LP
8.750% due 05/01/2009	5,758	5,873

Vita Capital III Ltd.
5.829% due 01/01/2011	9,300	9,099

VTB Capital S.A.
6.609% due 10/31/2012	3,500	3,419

Wachovia Corp.
2.920% due 03/15/2011	5,000	4,701
4.388% due 10/15/2011	8,700	8,061

Wells Fargo & Co.
4.375% due 01/31/2013	600	598

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,537

		489,991

INDUSTRIALS 13.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	33,500	37,791

America Movil SAB de C.V.
5.500% due 03/01/2014	875	885
5.750% due 01/15/2015	1,600	1,627

ARAMARK Corp.
6.739% due 02/01/2015	3,000	2,662

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,500	1,988

Bowater, Inc.
5.800% due 03/15/2010	2,500	1,812

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,238

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,584

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,975

Chemtura Corp.
6.875% due 06/01/2016	1,775	1,589

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,083

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,020

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	692

CVS Caremark Corp.
3.376% due 06/01/2010	3,800	3,695

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

Delta Air Lines, Inc.
7.379% due 05/18/2010	11,005	10,840

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,268

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dura Operating Corp.
8.625% due 04/15/2012 (a)	$500	$45

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	4,024

EchoStar DBS Corp.
6.375% due 10/01/2011	3,100	2,984
7.125% due 02/01/2016	1,000	938

El Paso Corp.
7.750% due 06/15/2010	650	681

First Data Corp.
9.875% due 09/24/2015	1,350	1,112

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015	4,000	3,940

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	15,000	10,425
8.875% due 12/15/2014	1,600	1,260

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,044

Georgia-Pacific LLC
7.000% due 01/15/2015	4,650	4,383

Goodyear Tire & Rubber Co.
8.662% due 12/01/2009	3,000	2,996

Hanesbrands, Inc.
8.204% due 12/15/2014	7,000	6,248

HCA, Inc.
7.875% due 02/01/2011	999	987
9.000% due 12/15/2014	540	503

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,338

Hertz Corp.
8.875% due 01/01/2014	3,325	3,167

HJ Heinz Co.
6.428% due 12/01/2020	900	915

Home Depot, Inc.
2.925% due 12/16/2009	2,500	2,385

JetBlue Airways Corp.
6.165% due 05/15/2010	1,680	1,670

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,512

MGM Mirage
8.375% due 02/01/2011	2,500	2,519

Nalco Co.
7.750% due 11/15/2011	1,000	1,018
8.875% due 11/15/2013	4,030	4,161

Nortel Networks Ltd.
8.508% due 07/15/2011	19,400	16,732

Northwest Airlines, Inc.
7.626% due 04/01/2010	4,242	4,141

Omnicom Group, Inc.
5.900% due 04/15/2016	4,000	3,983

Pemex Project Funding Master Trust
3.676% due 12/03/2012	1,200	1,170

Quebecor Media, Inc.
7.750% due 03/15/2016	300	275

Qwest Communications International, Inc.
6.565% due 02/15/2009	2,616	2,603

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024
6.500% due 07/15/2010	8,000	8,200

Roseton
7.270% due 11/08/2010	1,217	1,217

Sanmina-SCI Corp.
5.550% due 06/15/2010	2,709	2,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Seminole Hard Rock Entertainment, Inc.
5.300% due 03/15/2014	$2,000	$1,595

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	3,200	3,203

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	5,054

SUPERVALU, Inc.
7.500% due 11/15/2014	275	279

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	863

Tesoro Corp.
6.250% due 11/01/2012	920	872

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

Transocean, Inc.
3.214% due 09/05/2008	3,300	3,284

TRW Automotive, Inc.
7.000% due 03/15/2014	1,500	1,391

United Airlines, Inc.
6.071% due 03/01/2013	450	446
6.201% due 09/01/2008	1,007	997
7.730% due 01/01/2012	1,079	1,068

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,903

Verso Paper Holdings LLC and Verson Paper, Inc.
6.989% due 08/01/2014	6,000	5,100

Williams Cos., Inc.
6.375% due 10/01/2010	9,750	10,042

Xerox Corp.
3.514% due 12/18/2009	3,000	2,958

XTO Energy, Inc.
7.500% due 04/15/2012	90	100

		231,132

UTILITIES 5.3%

AES Panama S.A.
6.350% due 12/21/2016	5,000	5,006

AT&T Corp.
7.300% due 11/15/2011	473	513

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	5,932

CMS Energy Corp.
5.208% due 01/15/2013	13,400	12,261

Dominion Resources, Inc.
3.248% due 11/14/2008	2,000	1,990
5.687% due 05/15/2008	2,400	2,405

Homer City Funding LLC
8.734% due 10/01/2026	4,079	4,364

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	14,140	14,388
8.625% due 11/14/2011	1,100	1,163

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,116

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,405

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,189

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	5,000	5,000

Qwest Corp.
5.625% due 11/15/2008	4,500	4,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.050% due 06/15/2013	$1,500	$1,358
8.875% due 03/15/2012	2,000	2,050

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	588	592

Rural Cellular Corp.
9.875% due 02/01/2010	13,726	14,172

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,783

Southern California Edison Co.
7.625% due 01/15/2010	2,500	2,660

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	850	841

Verizon Communications, Inc.
5.350% due 02/15/2011	200	207

		93,846

Total Corporate Bonds & Notes (Cost $854,825)		814,969

U.S. GOVERNMENT AGENCIES 12.6%

Fannie Mae
2.666% due 07/25/2037	4,349	3,987
2.739% due 04/25/2035	79	77
2.949% due 09/25/2042	3,761	3,730
5.000% due 07/25/2019 - 04/01/2038	30,830	30,544
5.500% due 07/01/2033 - 07/01/2037 (g)	110,120	111,289
6.000% due 04/01/2038	59,000	60,447
6.066% due 02/01/2035	345	347

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	1,529	1,531
5.000% due 06/15/2016 - 09/15/2024	1,237	1,249
5.722% due 10/25/2044	5,616	5,563

Ginnie Mae
3.118% due 12/16/2026	257	256
5.500% due 02/15/2036 - 06/15/2037	3,100	3,166

Total U.S. Government Agencies (Cost $217,089)		222,186

MORTGAGE-BACKED SECURITIES 8.7%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,600	10,210

American Home Mortgage Investment Trust
2.749% due 09/25/2035	185	185

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	376	376

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,705	7,379

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,645	2,085
5.706% due 09/25/2035	6,709	5,517

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	7,476	6,328
5.783% due 12/26/2046	2,411	1,998

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,521	3,674

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,401	2,395
4.248% due 08/25/2035	14,389	13,671
4.682% due 08/25/2035	1,884	1,783

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	1,505	1,132

68	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.731% due 12/20/2046	$2,313	$1,762
2.759% due 02/25/2047	1,513	1,154
2.779% due 05/25/2047	4,396	3,338
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.842% due 04/20/2035	6,163	5,863

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	2,127	2,129
5.215% due 03/25/2032	51	46

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,403	1,307
2.679% due 02/25/2037	1,866	1,749
2.679% due 03/25/2037	2,131	2,056

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	848	844

Harborview Mortgage Loan Trust
2.729% due 04/19/2038	2,492	1,889
2.749% due 01/19/2038	26,428	20,123
2.799% due 03/19/2037	7,256	5,471

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,817	1,712

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	890	852

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	4,952	3,980

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,428	6,980

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,308	1,278

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	458	356
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	1,648	1,394

Sequoia Mortgage Trust
2.886% due 07/20/2033	499	476

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,664	1,589

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	1,965	1,542
2.819% due 05/25/2036	4,136	3,137
2.889% due 10/19/2034	617	537
2.909% due 03/19/2034	101	90

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,202	2,002
5.463% due 10/25/2035	756	723

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	479	469
2.709% due 01/25/2037	3,141	2,991

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	523	489

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	241	192
4.208% due 06/25/2033	1,142	1,139
4.229% due 03/25/2034	750	749
4.585% due 04/25/2035	3,625	3,638
5.056% due 01/25/2047	1,648	1,356
5.136% due 12/25/2046	891	693
5.326% due 02/25/2046	2,984	2,323
5.526% due 11/25/2042	565	537
5.740% due 03/25/2033	4,670	4,660

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $174,786)		153,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 2.8%

ACE Securities Corp.
2.679% due 02/25/2036	$24	$24

Argent Securities, Inc.
2.639% due 06/25/2036	180	179
2.649% due 09/25/2036	426	416

Asset-Backed Funding Certificates
2.639% due 09/25/2036	505	496
2.659% due 10/25/2036	342	332

Asset-Backed Securities Corp. Home Equity
2.679% due 05/25/2037	1,500	1,456
4.468% due 03/15/2032	2,052	1,766

Atrium CDO Corp.
3.736% due 06/27/2015	2,424	2,347

Bank One Issuance Trust
3.940% due 04/16/2012	300	303

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	1,255	1,194

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	181	179

Citibank Credit Card Issuance Trust
3.265% due 11/07/2011	300	297

Citibank Credit Card Master Trust I
5.875% due 03/10/2011	300	307

Citigroup Mortgage Loan Trust, Inc.
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,903	3,640

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	701	680
2.649% due 08/25/2037	840	802
2.669% due 07/25/2036	62	62
2.669% due 08/25/2036	13	13

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,836	1,756
2.689% due 12/25/2037	1,245	1,213

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	376	371

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 09/25/2036	1,629	1,543

Fremont Home Loan Trust
2.669% due 02/25/2037	378	369

GSAA Trust
2.709% due 06/25/2035	59	59

GSAMP Trust
2.639% due 10/25/2046	498	475
2.669% due 12/25/2036	697	669
2.699% due 01/25/2047	2,377	2,278

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	859	829

HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,789	1,713

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	87	87

Indymac Residential Asset-Backed Trust
2.729% due 04/25/2037	1,981	1,909

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	512	494

Lehman XS Trust
2.719% due 11/25/2036	810	777

Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	557	551
2.879% due 10/25/2034	288	260

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037		$1,057	$1,015
2.749% due 11/25/2035		170	169

Merrill Lynch First Franklin Mortgage Loan Trust
3.299% due 10/25/2037		1,514	1,479

Merrill Lynch Mortgage Investors, Inc.
2.659% due 04/25/2037		441	436
2.669% due 02/25/2037		224	222

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		460	447
2.649% due 11/25/2036		607	572

Residential Asset Mortgage Products, Inc.
2.679% due 07/25/2036		611	600

Residential Asset Securities Corp.
2.669% due 02/25/2037		1,397	1,306

SACO I, Inc.
2.849% due 12/25/2035		1,938	1,384

SLM Student Loan Trust
3.331% due 01/25/2016		276	275
3.481% due 01/25/2017		584	580
3.800% due 12/15/2038		4,300	4,203

Soundview Home Equity Loan Trust
2.659% due 12/25/2036		584	563

Specialty Underwriting & Residential Finance
2.659% due 02/25/2037		94	93
2.939% due 01/25/2034		17	16

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		1,385	1,297

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		1,391	1,357

Total Asset-Backed Securities (Cost $51,531)			49,078

SOVEREIGN ISSUES 4.5%

Export-Import Bank of Korea
3.310% due 11/16/2010		7,500	7,530

Korea Development Bank
3.358% due 11/22/2012		7,500	7,277
4.326% due 10/20/2009		5,150	5,159
5.300% due 01/17/2013		1,150	1,180

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,055

Ukraine Government International Bond
6.391% due 08/05/2009		18,350	18,739
6.875% due 03/04/2011		250	259

Venezuela Government International Bond
4.894% due 04/20/2011		32,800	28,046
5.375% due 08/07/2010		2,500	2,309

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	6,378

Total Sovereign Issues (Cost $84,401)			79,932

FOREIGN CURRENCY-DENOMINATED ISSUES 13.7%

Amadeus Global Travel Distribution S.A.
6.862% due 04/08/2014	EUR	2,000	2,718
6.959% due 04/08/2013		2,000	2,706

Atlas Reinsurance PLC
8.690% due 01/10/2010		3,100	4,979

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		350	492

Bombardier, Inc.
7.465% due 11/15/2013		3,250	4,887

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Floating Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	10,000	$8,684

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		83,460	43,112
10.000% due 01/01/2017		32,420	15,429

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	5,591

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,806

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,788
6.875% due 08/15/2015		2,750	3,811

Gaz Capital S.A.
5.440% due 11/02/2017		2,400	3,153
7.800% due 09/27/2010		3,000	4,876

Green Valley Ltd.
8.376% due 01/10/2011		1,900	3,023

JSG Holding PLC
6.302% due 02/18/2015		2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,982

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,918

M-Real OYJ
8.981% due 12/15/2010	EUR	8,000	10,691

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,356	4,990
6.300% due 11/30/2014		4,018	6,017
8.250% due 05/01/2016		1,400	2,100

PagesJaunes Groupe
6.055% due 01/11/2014		2,000	2,715

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pylon Ltd.
6.117% due 12/29/2008		$4,000	$6,292

Rhodia S.A.
7.326% due 10/15/2013		10,000	13,890

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	3,941	6,257

Seat Pagine Gialle SpA
4.185% due 05/25/2012	EUR	1,799	2,516

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	700,000	7,001
1.511% due 05/25/2049		700,000	6,952

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,475	3,683

UPC Broadband Holding BV
6.361% due 12/31/2014		3,742	5,026

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	36,784	1,670
5.000% due 09/14/2018 (d)		50,963	2,721
6.875% due 01/19/2016	EUR	6,500	10,390

Total Foreign Currency-Denominated Issues (Cost $222,205)			241,413

		SHARES
EXCHANGE-TRADED FUNDS 0.2%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,061

Total Exchange-Traded Funds (Cost $3,236)			3,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

REPURCHASE AGREEMENTS 3.0%

Deutsche Bank AG
1.200% due 04/01/2008	$47,200	$47,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $48,148. Repurchase proceeds are $47,202.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,455	5,455
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,567. Repurchase proceeds are $5,455.)

		52,655

U.S. TREASURY BILLS 9.2%
1.409% due 05/29/2008 - 06/12/2008 (c)(e)	162,250	161,440

Total Short-Term Instruments (Cost $214,477)		214,095

PURCHASED OPTIONS (j) 1.1%
(Cost $15,443)		18,622

Total Investments 110.5% (Cost $1,999,990)		$1,945,524

Written Options (k) (0.0%) (Premiums $55)		(97)

Other Assets and Liabilities (Net) (10.5%)		(184,864)

Net Assets (f) 100.0%		$1,760,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $156,464 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $24,109 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $105,059 at a weighted average interest rate of 3.100%. On March 31, 2008, securities valued at $111,289 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $30,180 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1,052	$(2,241)
90-Day Euribor March Futures	Long	03/2009	703	891
Euro-Bund 10-Year Bond June Futures	Long	06/2008	275	(414)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	300	0
Euro-Bund June Futures Put Options Strike @ EUR 105.500	Long	06/2008	775	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	217	32
U.S. Treasury 10-Year Note June Futures	Short	06/2008	2,147	(3,571)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$(5,313)

70	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009	CSFB		$250	$5
Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009	CSFB		125	1
Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009	BOA		400	4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%		09/20/2011	GSC		800	(47)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	LEH		3,000	(149)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	MLP		500	(36)
AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009	CSFB		1,000	12
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,600	(156)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%		03/20/2013	BCLY		2,200	18
Bowater, Inc. 6.500% due 06/15/2013	Buy	(5.000%	)	03/20/2010	CITI		2,500	(86)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	DUB		9,900	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		4,800	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		4,500	(177)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	LEH		1,000	(75)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		3,200	(149)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%		06/20/2012	DUB		6,700	(579)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		2,900	(420)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	LEH		5,000	(204)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		15,000	(738)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	MLP		11,900	(694)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		11,000	(641)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		4,700	(273)
CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	MLP		10,000	(12)
CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	MLP		1,500	17
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	3,100	(538)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		4,500	(724)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	3.800%		09/20/2012	BOA		$4,200	(208)
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009	CSFB		125	2
Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009	BEAR		1,500	(18)
Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	CSFB		10,000	(343)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	MLP		15,000	(223)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	DUB		5,000	(71)
El Paso Corp. 7.875% due 06/15/2012	Sell	2.450%		03/20/2013	CITI		10,000	(162)
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012	CITI		5,000	(961)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	DUB		20,000	(2,749)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	5,700	(154)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS		5,300	(142)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%		09/20/2011	DUB		$1,000	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2011	LEH		9,750	(1,529)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%		12/20/2011	BOA		8,075	(1,246)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP		900	(66)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.240%		09/20/2009	BEAR		300	(10)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	MSC		100	(3)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	LEH		10,000	(675)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		1,000	(65)
GMAC LLC 6.875% due 08/28/2012	Sell	1.180%		12/20/2011	CITI		16,300	(4,533)
GMAC LLC 6.875% due 08/28/2012	Sell	0.940%		03/20/2012	CITI		18,000	(5,198)
GMAC LLC 6.875% due 08/28/2012	Sell	1.650%		09/20/2012	CITI		4,750	(1,341)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%		12/20/2012	BEAR		10,000	(2,468)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		6,000	(276)
HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	CSFB		10,000	(663)
HCP, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017	BCLY		5,000	962
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009	BEAR		300	(5)
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	GSC		1,700	(95)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		18,000	(389)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	RBS		20,000	(263)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	RBS		25,000	(575)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	LEH		10,000	(647)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		7,500	(243)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH		15,000	75
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		11,000	(395)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		4,900	(177)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		6,000	13
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	GSC		5,000	398
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		4,150	63
L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	LEH		2,500	104
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	GSC		5,000	679
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		6,000	250
MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	LEH		5,000	(517)

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	DUB		$25,000	$(1,497)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	JPM		5,000	(292)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	MSC		4,200	(245)
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	LEH		25,000	(3,016)
Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017	BCLY		75	(12)
Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017	BCLY		25,000	(3,152)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	DUB		10,000	(121)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,950	(103)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		4,000	34
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	LEH		10,000	(434)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	LEH		1,500	(114)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	LEH		10,000	(57)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB		1,000	(10)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.050%		09/20/2012	DUB		3,700	(28)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		4,300	(126)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		3,000	(76)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,500	(37)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,500	(35)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.800%		06/20/2018	CITI		18,000	(178)
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.600%	)	03/20/2016	CITI		5,000	17
PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	MLP		5,000	(84)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012	BCLY		2,000	(272)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	BCLY		3,000	(406)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		2,100	(284)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	GSC		6,700	(695)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY		10,000	(69)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009	ABN		100	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		4,800	(235)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	LEH		11,000	(766)
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		9,200	(2,181)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009	BEAR		1,500	(81)
Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	JPM		300	(13)
TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	GSC		300	5
TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009	CSFB		100	2
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	5,300	(398)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		5,700	(427)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$7,900	151
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		3,965	(54)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	GSC		250	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC		11,500	(398)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH		5,000	(227)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	LEH		10,000	(676)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB		34,000	(946)
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	UBS		21,700	(1,618)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY		7,700	(56)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP		14,700	(899)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	MLP		7,900	(483)
Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011	BEAR		10,000	(227)
Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009	BOA		125	2
Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	MLP		300	4

								$(50,482)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	$1,215	$(9)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	13,514	(545)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	BOA	3,500	(395)
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BCLY	4,950	218
Dow Jones CDX N.A. HY9 Index	Sell	3.750%		12/20/2012	RBS	4,950	98
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	DUB	3,200	(13)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	2,200	(8)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	1,200	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	5,200	47
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	900	8
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,300	37
Dow Jones CDX N.A. IG9 Index	Sell	1.160%		12/20/2012	DUB	10,700	112
Dow Jones CDX N.A. IG9 Index	Sell	1.180%		12/20/2012	DUB	6,400	72

72	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012	DUB	EUR	7,000	$(1,126)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	DUB		4,500	(345)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	JPM		62,425	(5,231)
Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012	JPM		2,300	(224)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	CITI		$16,000	(9,231)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	CITI		15,500	(11,790)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	GSC		16,000	(12,180)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	UBS		15,500	(11,784)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	GSC		21,800	(237)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	MSC		25,000	(254)
Select Aggregate Market Index	Sell	2.450%		09/20/2008	CSFB		300	1
Select Aggregate Market Index	Sell	2.150%		12/20/2009	CSFB		270	(2)

								$(52,739)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	RBS		$30,000	$72
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,000	27
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		96,300	1,148
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		651,900	1,849
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,200	(130)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,203,100	(43,939)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		71,200	(3,210)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		304,200	(3,698)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		104,900	(1,231)
Receive	3-Month USD-LIBOR	5.000%	06/18/2013	DUB		603,000	(44,658)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		26,300	(394)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		12,000	219
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		312,600	12,504
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		7,400	135
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		13,000	266
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		6,200	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		3,800	(90)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	381,050	(894)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		361,850	(918)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	52,200	(1,043)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		127,900	(2,267)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		10,000	(216)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		11,200	(247)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		6,200	(137)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		19,500	(376)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		4,500	(98)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		5,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		5,000	(111)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		4,000	(91)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	84,700	(1,047)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		16,900	(239)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		41,600	(165)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	13,300	(817)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	BCLY		93,800	(1,803)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	BCLY	GBP	225,000	3,876
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	6,050,000	810
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		7,000,000	2,919
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	181,300	(2,628)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	73,500	59
Pay	28-Day Mexico Interbank TIIE Banxico	8.180%	09/13/2011	CITI		280,000	537
Pay	28-Day Mexico Interbank TIIE Banxico	8.200%	09/13/2011	MLP		250,000	495
Pay	28-Day Mexico Interbank TIIE Banxico	8.220%	09/13/2011	CITI		550,000	1,121
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		675,000	2,051
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		37,900	119

							$(82,712)

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  Floating Income Fund  (Cont.)

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$134.000	05/23/2008	2,650	$48	$42
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	467	8	7
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	04/25/2008	986	18	15
Call - CBOT U.S. Treasury 5-Year Note June Futures	128.000	05/23/2008	89	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	467	12	7
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$97	$80

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$97

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$23,000	$965	$365
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	23,000	965	2,375
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,103	2,506
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	1,477
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,264	7,338
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	4,324

				$15,257	$18,385

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$100,000	$12	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.906	06/27/2008	54,700	6	0
Put - OTC Fannie Mae 5.000% due 06/01/2038	81.000	06/05/2008	29,000	3	8
Put - OTC Fannie Mae 6.000% due 05/01/2038	91.000	05/06/2008	100,000	12	52

				$33	$60

(k)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$97

(l)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$15,669	$14,357	0.82%

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$49,900	$49,042	$50,376
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	3.250%	12/31/2009	54,700	56,120	56,860
U.S. Treasury Notes	3.625%	12/31/2012	8,900	9,325	9,504

				$215,275	$218,088

(2)	Market value includes $1,276 of interest payable on short sales.

74	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(n)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	36,678	07/2008	$1,020	$(15)	$1,005
Sell		139,801	07/2008	740	(1,733)	(993)
Sell		86,835	12/2008	166	(564)	(398)
Buy	CLP	3,965,200	07/2008	1,026	0	1,026
Buy		2,320,150	12/2008	440	0	440
Buy	CNY	743,743	07/2008	5,696	0	5,696
Sell		743,743	07/2008	0	(2,895)	(2,895)
Buy		113,156	10/2008	664	0	664
Sell		113,156	10/2008	0	(612)	(612)
Buy	CZK	20,884	12/2008	142	0	142
Buy	EUR	15,000	04/2008	101	0	101
Sell		99,631	04/2008	0	(1,917)	(1,917)
Buy	GBP	3,484	04/2008	0	(93)	(93)
Sell		27,078	04/2008	0	(141)	(141)
Buy	HKD	932	05/2008	0	0	0
Buy	HUF	3,837	07/2008	0	0	0
Buy	IDR	413,808,803	05/2008	19	(494)	(475)
Sell		102,542,000	05/2008	0	(74)	(74)
Buy	ILS	2,325	11/2008	65	0	65
Buy	INR	181,124	05/2008	190	0	190
Sell		181,124	05/2008	13	0	13
Sell	JPY	9,383,280	05/2008	1,222	(270)	952
Buy	KRW	27,758,282	05/2008	0	(1,711)	(1,711)
Buy		3,162,720	08/2008	0	(249)	(249)
Buy	MXN	757,754	07/2008	2,320	0	2,320
Sell		824,436	07/2008	0	(1,786)	(1,786)
Buy	MYR	157,759	08/2008	270	0	270
Sell		102,012	08/2008	324	(111)	213
Buy	PHP	1,900,734	08/2008	0	(1,923)	(1,923)
Sell		492,540	08/2008	362	0	362
Buy	PLN	107,884	07/2008	7,747	0	7,747
Sell		95,767	07/2008	0	(3,295)	(3,295)
Sell	RON	72,224	01/2009	0	(1,957)	(1,957)
Buy	RUB	1,259,170	07/2008	2,822	0	2,822
Sell		1,140,975	07/2008	0	(2,538)	(2,538)
Buy		799,151	11/2008	1,022	0	1,022
Sell		482,500	11/2008	0	(101)	(101)
Buy	SGD	5,359	05/2008	315	0	315
Buy		73,865	08/2008	1,442	0	1,442
Sell		53,070	08/2008	15	(550)	(535)
Buy	SKK	26,981	07/2008	108	0	108
Buy	TRY	2,133	12/2008	0	(198)	(198)
Buy	ZAR	238,630	07/2008	0	(5,454)	(5,454)
Sell		326,373	07/2008	4,164	0	4,164
Buy		97,740	12/2008	0	(771)	(771)

				$32,415	$(29,452)	$2,963

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 171.3%

Fannie Mae
4.000% due 08/01/2018 - 03/01/2023	$25,000	$24,400
4.500% due 02/01/2020	6,434	6,414
5.000% due 01/01/2018 - 04/01/2038	14,895	14,817
5.000% due 01/01/2037 (f)	3,831	3,795
5.500% due 04/01/2023 - 04/01/2038	37,511	38,023
5.500% due 07/01/2034 - 03/01/2037 (f)	24,928	25,226
6.000% due 11/01/2028 - 04/01/2038	51,625	52,929
6.000% due 01/01/2036 - 08/01/2036 (f)	2,097	2,151
6.500% due 04/01/2038	500	516
6.797% due 03/01/2018	13	13
9.000% due 07/01/2018	9	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	107	106
5.000% due 12/01/2035 (f)	4,462	4,426
5.500% due 05/01/2037 - 01/01/2038	11,723	11,851
5.797% due 05/01/2019	11	11
6.000% due 11/01/2036 - 08/01/2037 (f)	35,376	36,317
6.000% due 09/01/2037	2,983	3,062
6.275% due 06/01/2030	16	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	31	6

Ginnie Mae
3.000% due 02/20/2034	5,611	5,567
3.018% due 01/16/2031 - 02/16/2032	3,350	3,329
3.068% due 08/16/2032	1,628	1,601
3.118% due 12/16/2026 - 08/16/2031	732	727
3.186% due 06/20/2030	7	7
3.218% due 06/16/2027	363	362
3.318% due 07/16/2028	140	140
3.368% due 04/16/2032	272	269
3.375% due 05/16/2027	70	69
3.468% due 05/16/2029	485	484
3.500% due 02/20/2026	2,035	2,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 08/20/2033 - 02/20/2035	$2,133	$2,072
5.000% due 09/15/2033 - 05/01/2038	65,469	65,314
5.125% due 12/20/2017 - 10/20/2030	14	14
5.500% due 04/15/2025 - 05/01/2038	103,567	105,557
5.500% due 04/15/2033 - 09/15/2033 (f)	61,966	63,362
5.625% due 07/20/2018 - 09/20/2035	5,332	5,368
5.750% due 01/20/2031 - 03/20/2032	364	367
6.000% due 06/15/2009 - 05/01/2038	159,969	165,183
6.250% due 02/20/2030	1,142	1,166
6.375% due 06/20/2021 - 05/20/2032	9,999	10,211
6.500% due 05/20/2016 - 04/01/2038	81,923	85,227
7.500% due 10/15/2022 - 06/15/2033	4,684	4,966

Small Business Administration
7.449% due 08/01/2010	30	31

Total U.S. Government Agencies (Cost $739,481)		747,574

MORTGAGE-BACKED SECURITIES 6.1%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	6,035
5.700% due 06/11/2050	4,000	3,942

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,722	2,586

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	12,200	12,022

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	68	62

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,802	1,739

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Total Mortgage-Backed Securities (Cost $25,934)		26,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	$19	$17

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	39	36

Citibank Omni Master Trust
3.699% due 12/23/2013	3,300	3,306

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,629	1,273

Home Equity Asset Trust
3.199% due 11/25/2032	3	2

Saxon Asset Securities Trust
3.119% due 08/25/2032	13	13

Structured Asset Securities Corp.
2.889% due 01/25/2033	86	78

Total Asset-Backed Securities (Cost $4,838)		4,755

SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 1.2%

Federal Home Loan Bank
1.500% due 04/01/2008	5,400	5,400

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	2,022	2,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,066. Repurchase proceeds are $2,022.)

U.S. TREASURY BILLS 1.7%
1.354% due 05/29/2008 - 06/12/2008 (b)(c)(d)	7,695	7,655

Total Short-Term Instruments (Cost $15,096)		15,077

Total Investments 181.9% (Cost $785,349)		$793,936

Other Assets and Liabilities (Net) (81.9%)		(357,478)

Net Assets (e) 100.0%		$436,458

Notes to Schedule of Investments:

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $5,967 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $1,498 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $44,985 at a weighted average interest rate of 4.584%. On March 31, 2008, securities valued at $109,247 were pledged as collateral for reverse repurchase agreements.

76	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	UBS	2,000	1,748
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	BEAR	2,000	(1,744)
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$2,853

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$2,500	$7
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	3,000	1,419
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	2,500	1,485
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	4,000	(1,425)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	2,500	(871)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	2,500	(1,513)

							$(898)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$5,150	$(93)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	3,800	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	24,500	(1,259)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $316	07/01/2011	LEH	8,000	(308)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	305

						$(1,502)

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.000%	12/01/2099	$25,000	$24,297	$24,383
Fannie Mae	5.000%	04/01/2038	18,100	17,653	17,916
Fannie Mae	5.500%	04/01/2038	71,000	70,861	71,677
Fannie Mae	6.000%	04/01/2038	30,000	30,188	30,736
Fannie Mae	6.500%	04/01/2038	500	513	517
Fannie Mae	6.500%	12/01/2099	500	515	517
Freddie Mac	6.000%	04/01/2038	43,300	43,483	44,403
Ginnie Mae	5.500%	04/01/2038	25,000	25,039	25,488
Ginnie Mae	6.500%	04/01/2038	20,000	20,831	20,790
U.S. Treasury Notes	4.500%	05/15/2017	3,378	3,637	3,739
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,404	1,448

				$238,421	$241,614

(2)	Market value includes $76 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.7%

AES Corp.
0.750% due 04/30/2010	$1,728	$1,642
7.320% due 04/30/2010	600	570
7.750% due 04/30/2010	3,672	3,502

Allison Transmission, Inc.
5.740% due 08/07/2014	1,779	1,568
5.750% due 08/07/2014	3,221	2,839

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	1,902	1,632
7.096% due 04/08/2014	1,693	1,448
7.142% due 04/08/2012	3,478	3,060
7.886% due 04/08/2014	186	159

Biomet, Inc.
7.857% due 03/25/2015	1,244	1,198

Centennial Communications Corp.
5.085% due 01/20/2011	216	207
6.830% due 02/09/2011	2,789	2,681

Community Health Systems, Inc.
4.000% due 07/02/2014	622	575
4.000% due 07/25/2014	96	88
5.335% due 07/25/2014	14,062	12,993

CSC Holdings, Inc.
4.750% due 03/30/2013	2,500	2,343

Daimler Finance North America LLC
6.800% due 08/03/2012	64,725	53,838

Delphi Corp.
6.250% due 07/01/2008	1,000	987
6.750% due 07/01/2008	11,000	10,827

Ferrellgas Partners LP
7.240% due 08/01/2010 (k)	26,000	25,482

First Data Corp.
5.349% due 09/24/2014	6,051	5,462
7.580% due 09/24/2014	446	403

Ford Motor Co.
5.800% due 12/15/2013	29,378	24,150

Georgia-Pacific Corp.
4.446% due 12/20/2012	228	210
4.740% due 12/20/2012	5,478	5,089
4.835% due 12/20/2012	292	271

HCA, Inc.
4.946% due 11/16/2013	20,528	18,910

Headwaters, Inc.
4.610% due 04/30/2011	1,791	1,638

HealthSouth Corp.
5.210% due 02/02/2013	25	23
5.500% due 03/10/2013	10,956	10,151

Hertz Corp.
2.599% due 12/21/2012	795	744
4.320% due 12/21/2012	237	222
4.390% due 12/21/2012	2,431	2,276
4.500% due 12/21/2012	1,727	1,617

Idearc, Inc.
4.700% due 11/17/2014	8,000	6,437

Ineos Group Holdings PLC
4.635% due 10/07/2012	12,136	10,639

Intelsat Bermuda Ltd.
5.611% due 02/01/2014	20,750	20,715

Las Vegas Sands Corp.
3.000% due 05/15/2014	335	297
4.450% due 05/23/2014	1,665	1,475

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	15,760	12,539

Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,228	3,120
6.250% due 10/02/2014	5,002	4,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Northwest Airlines, Inc.
4.870% due 08/22/2008	$4,455	$3,656

NRG Energy, Inc.
4.196% due 02/01/2013	2,726	2,558
4.346% due 02/01/2013	1,105	1,037
6.580% due 02/01/2013	668	627

NTL Investment
6.055% due 01/06/2013	1,832	1,620

Nuveen Investments, Inc.
5.654% due 11/01/2014	2,464	2,226
7.830% due 11/13/2014	3,628	3,278
7.858% due 11/01/2014	907	820

Nycomed
7.013% due 12/20/2014	4,432	3,432
7.873% due 12/20/2015	4,432	3,460

RH Donnelley Corp.
4.750% due 06/30/2011	1,500	1,396

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	10,509	9,853

SandRidge Energy, Inc.
8.354% due 04/01/2014	2,000	1,870
8.625% due 04/01/2015	59,100	58,435

Telesat Canada
8.370% due 10/31/2008	6,200	5,921
9.000% due 10/31/2008	8,200	7,831

Thompson Learning, Inc.
5.200% due 06/27/2014	28,556	24,630

Tribune Co.
5.542% due 05/30/2014	13,445	9,044
7.396% due 05/30/2009	10,337	9,297

TXU Technology
6.478% due 10/10/2014	1,030	938
6.596% due 10/10/2014	4,415	4,020
6.596% due 10/10/2014	6,542	5,957

Univision Communications, Inc.
5.375% due 09/15/2014	510	404
5.494% due 09/15/2014	17,852	14,126
6.250% due 09/15/2014	638	504

Verso Paper Holdings LLC and Verson Paper, Inc.
9.489% due 02/01/2013	2,200	1,967

VNU/Nielson Finance LLC
5.346% due 08/09/2013	5,431	4,915

Weather Investments II SARL
11.319% due 10/26/2014	3,000	2,980

West Corp.
7.000% due 10/24/2013	3,000	2,607

Wind Acquisition Finance S.A.
11.201% due 12/21/2011	7,387	7,338

Total Bank Loan Obligations (Cost $498,216)		455,608

CORPORATE BONDS & NOTES 70.2%

BANKING & FINANCE 17.6%

AES Ironwood LLC
8.857% due 11/30/2025	44,683	48,704

AES Red Oak LLC
8.540% due 11/30/2019	13,937	14,007

American Express Co.
7.000% due 03/19/2018	61,950	65,200

American General Finance Corp.
6.900% due 12/15/2017	8,200	8,033

American International Group, Inc.
5.850% due 01/16/2018	18,900	18,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America Corp.
8.000% due 12/29/2049	$106,025	$106,366

Barclays Bank PLC
6.050% due 12/04/2017	28,950	28,308
7.434% due 09/29/2049	5,100	4,620

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,001

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,636

Citigroup Capital XXI
8.300% due 12/21/2057	17,075	16,875

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,815

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	5,325	4,159
7.375% due 02/01/2011	6,950	5,804
7.800% due 06/01/2012	28,184	23,275
7.875% due 06/15/2010	3,725	3,251
8.000% due 12/15/2016	47,695	37,411
8.625% due 11/01/2010	1,550	1,352

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	8,070

General Electric Capital Corp.
5.875% due 01/14/2038	4,000	3,869

GMAC LLC
5.276% due 12/01/2014	500	335
6.000% due 04/01/2011	9,412	7,302
6.625% due 05/15/2012	11,850	8,975
6.750% due 12/01/2014	4,690	3,324
6.875% due 08/28/2012	23,890	18,177
7.250% due 03/02/2011	16,415	12,945
8.000% due 11/01/2031	19,010	13,653

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	13,050	12,956
6.750% due 10/01/2037	42,700	39,847

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	16,917

KRATON Polymers LLC
8.125% due 01/15/2014	21,795	18,199

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	4,175	4,066
6.750% due 12/28/2017	20,200	19,466

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	33,942	35,724
10.375% due 10/15/2017 (b)	38,250	39,876
11.625% due 10/15/2017	69,912	70,262

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	7,784

Morgan Stanley
5.950% due 12/28/2017	53,100	51,449

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,005

Petroleum Export Ltd. II
6.340% due 06/20/2011	13,554	13,922

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,184
7.000% due 05/01/2017	4,770	4,281

Prudential Financial, Inc.
5.150% due 01/15/2013	1,800	1,800

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,687

Residential Capital LLC
8.125% due 11/21/2008	16,600	11,537

78	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	$36,825	$31,774

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	23,200	20,950

SLM Corp.
3.491% due 07/26/2010	5,950	4,688
3.541% due 07/25/2008	10,575	10,395
5.000% due 04/15/2015	2,000	1,427
5.000% due 06/15/2018	1,000	641

Tenneco, Inc.
8.125% due 11/15/2015	12,875	12,843
8.625% due 11/15/2014	9,749	9,627
10.250% due 07/15/2013	4,287	4,566

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	7,981
7.500% due 07/18/2016	14,750	13,773

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,865
6.103% due 06/27/2012	7,000	6,988

UBS AG
5.875% due 12/20/2017	15,800	16,191

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	7,709

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,090

Universal City Florida Holding Co. I
7.989% due 05/01/2010	1,133	1,105
8.375% due 05/01/2010	7,900	7,782

Ventas Realty LP
6.750% due 04/01/2017	12,710	12,488
7.125% due 06/01/2015	9,475	9,451

Wachovia Corp.
7.980% due 02/28/2049	115,400	113,731

Washington Mutual, Inc.
8.250% due 04/01/2010	18,175	15,819

Wilmington Trust Co.
10.732% due 01/01/2013 (k)	4,960	5,598

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,934

		1,187,474

INDUSTRIALS 41.6%

Actuant Corp.
6.875% due 06/15/2017	14,100	13,994

Allied Waste North America, Inc.
7.250% due 03/15/2015	34,906	35,037

Allison Transmission, Inc.
11.000% due 11/01/2015	10,805	9,454
11.250% due 11/01/2015 (b)	8,700	7,352

American Stores Co.
8.000% due 06/01/2026	30,090	30,607

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	32,254
7.250% due 05/20/2015	19,670	19,473

ARAMARK Corp.
8.500% due 02/01/2015	48,480	48,844

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,474

ArvinMeritor, Inc.
8.125% due 09/15/2015	32,265	26,457
8.750% due 03/01/2012	21,235	19,536

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,365	1,880
8.875% due 09/15/2014	33,080	29,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bombardier, Inc.
8.000% due 11/15/2014	$3,280	$3,395

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	39,585	26,621

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,071

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,500	4,178

CanWest MediaWorks LP
9.250% due 08/01/2015	5,751	5,320

Cascades, Inc.
7.250% due 02/15/2013	22,210	19,711

CCO Holdings LLC
8.750% due 11/15/2013	74,801	64,329

Celestica, Inc.
7.625% due 07/01/2013	11,815	11,224
7.875% due 07/01/2011	42,609	42,076

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	8,732

Charter Communications Operating LLC
8.000% due 04/30/2012	1,200	1,107
8.375% due 04/30/2014	3,000	2,715

Chemtura Corp.
6.875% due 06/01/2016	19,420	17,381

Chesapeake Energy Corp.
6.875% due 01/15/2016	6,210	6,179
7.000% due 08/15/2014	6,305	6,352
7.500% due 06/15/2014	6,550	6,746

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	4,273

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,685

Community Health Systems, Inc.
8.875% due 07/15/2015	70,142	70,756

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	7,100	7,242
7.750% due 05/15/2017	9,455	9,644

Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	16,537	16,552
7.373% due 06/15/2017	1,048	948
7.566% due 09/15/2021	2,835	2,609

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,345	18,463

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,691
7.750% due 11/15/2015	20,045	20,696

CSC Holdings, Inc.
6.750% due 04/15/2012	12,425	12,052
7.625% due 04/01/2011	37,370	37,136
7.625% due 07/15/2018	28,650	26,286

DaVita, Inc.
7.250% due 03/15/2015	37,815	37,059

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,305

Dex Media West LLC
9.875% due 08/15/2013	15,786	13,773

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,860	8,923
7.500% due 06/01/2015	13,100	12,347
7.625% due 10/15/2026	3,985	3,397
7.750% due 06/01/2019	12,190	11,459
8.375% due 05/01/2016	2,315	2,303

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	20,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
7.000% due 10/01/2013	$3,550	$3,364
7.125% due 02/01/2016	68,185	63,923

El Paso Corp.
7.000% due 06/15/2017	39,780	41,127
7.420% due 02/15/2037	1,375	1,348
7.800% due 08/01/2031	29,497	30,440
8.050% due 10/15/2030	7,310	7,673

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	4,117
8.375% due 08/01/2066	10,625	10,360

Ferrellgas Partners LP
7.120% due 08/01/2008 (k)	11,000	11,164
8.750% due 06/15/2012	11,920	12,173
8.870% due 08/01/2009 (k)	7,300	7,798

First Data Corp.
9.875% due 09/24/2015	69,420	57,185

Ford Motor Co.
7.125% due 11/15/2025	8,722	5,800
7.500% due 08/01/2026	19,800	12,771
9.215% due 09/15/2021	1,225	971

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	12,325	13,034
8.375% due 04/01/2017	42,080	44,763

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	42,970	33,839
9.125% due 12/15/2014 (b)	12,075	8,875

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	26,550	27,678

General Motors Corp.
7.400% due 09/01/2025	600	405
7.700% due 04/15/2016	7,355	5,388
8.250% due 07/15/2023	26,630	18,774
8.800% due 03/01/2021	1,000	762

Georgia-Pacific LLC
7.000% due 01/15/2015	2,690	2,535
7.125% due 01/15/2017	12,800	11,904
7.250% due 06/01/2028	12,525	10,270
7.375% due 12/01/2025	33,410	27,897
7.700% due 06/15/2015	2,525	2,386
8.000% due 01/15/2024	58,820	52,056

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	21,738	23,097

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	26,394

HCA, Inc.
6.750% due 07/15/2013	10,393	9,250
7.190% due 11/15/2015	26,422	22,544
8.750% due 09/01/2010	2,853	2,867
9.000% due 12/15/2014	7,936	7,390
9.250% due 11/15/2016	134,875	140,270
9.625% due 11/15/2016 (b)	3,575	3,718

Health Management Associates, Inc.
6.125% due 04/15/2016	11,800	10,030

Herbst Gaming, Inc.
8.125% due 06/01/2012	3,970	744

Hertz Corp.
8.875% due 01/01/2014	56,911	54,208

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,031	32,889

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,382

Intelsat Corp.
9.000% due 08/15/2014	3,830	3,878
9.000% due 06/15/2016	950	962

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	22,200	22,478

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	$4,890	$4,951
8.625% due 01/15/2015	15,065	15,253

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	3,350	2,898
8.250% due 10/01/2012	2,626	2,380

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	477
9.410% due 06/15/2010 (a)	745	633
10.000% due 06/15/2012 (a)	5,628	4,897

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	13,164	13,658

Legrand France S.A.
8.500% due 02/15/2025	16,900	19,102

MGM Mirage
6.625% due 07/15/2015	5,998	5,248
6.875% due 04/01/2016	24,510	21,569
7.500% due 06/01/2016	18,900	17,104

Nalco Co.
8.875% due 11/15/2013	24,340	25,131

New Albertson’s, Inc.
6.570% due 02/23/2028	500	402
7.450% due 08/01/2029	24,275	22,479
7.750% due 06/15/2026	900	853

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	11,919

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,010	20,485

Nortel Networks Ltd.
8.508% due 07/15/2011	18,785	16,202
10.125% due 07/15/2013	40,755	37,495
10.750% due 07/15/2016	5,045	4,635

Northwest Airlines, Inc.
7.691% due 10/01/2018	2,762	2,541

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,386

Novelis, Inc.
7.250% due 02/15/2015	5,906	5,256

OPTI Canada, Inc.
8.250% due 12/15/2014	20,545	20,442

Quebecor Media, Inc.
7.750% due 03/15/2016	43,245	39,677

Quiksilver, Inc.
6.875% due 04/15/2015	15,310	12,401

Qwest Communications International, Inc.
7.500% due 02/15/2014	107,399	101,492

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,814

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	5,612
8.875% due 01/15/2016	82,470	52,575
8.875% due 10/15/2017	35,605	22,431

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,569

Roseton
7.270% due 11/08/2010	28,609	28,609

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	14,250	12,665

Sanmina-SCI Corp.
8.125% due 03/01/2016	26,185	23,305

SemGroup LP
8.750% due 11/15/2015	44,050	40,526

Sensata Technologies BV
8.000% due 05/01/2014	45,525	40,290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Service Corp. International
7.375% due 10/01/2014	$2,095	$2,108
7.625% due 10/01/2018	5,880	5,939

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,690

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,452

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,855	7,483
8.375% due 07/01/2012	2,460	2,239

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,283

Station Casinos, Inc.
6.875% due 03/01/2016	13,175	7,740
7.750% due 08/15/2016	34,945	28,305

Suburban Propane Partners LP
6.875% due 12/15/2013	14,977	14,677

Sungard Data Systems, Inc.
9.125% due 08/15/2013	51,586	52,360

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	8,896

SUPERVALU, Inc.
7.500% due 11/15/2014	9,350	9,490

Tenet Healthcare Corp.
7.375% due 02/01/2013	5,439	4,882

Terex Corp.
8.000% due 11/15/2017	5,380	5,380

Tesoro Corp.
6.500% due 06/01/2017	7,950	7,155
6.625% due 11/01/2015	600	558

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,054

TRW Automotive, Inc.
7.000% due 03/15/2014	24,000	22,260
7.250% due 03/15/2017	18,695	17,106

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	0

United Airlines, Inc.
6.071% due 03/01/2013	2,084	2,064
6.201% due 09/01/2008	1,536	1,521
6.602% due 03/01/2015	1,937	1,927
7.032% due 10/01/2010	1,229	1,217

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,272

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	35,570	34,503

West Corp.
9.500% due 10/15/2014	21,560	19,404
11.000% due 10/15/2016	6,500	5,525

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,778
7.625% due 07/15/2019	9,340	10,017
7.875% due 09/01/2021	2,649	2,884

Williams Partners LP
7.250% due 02/01/2017	6,100	6,161

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	31,205	30,191

		2,813,900

UTILITIES 11.0%

AES Corp.
8.000% due 10/15/2017	4,285	4,360

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cincinnati Bell, Inc.
7.000% due 02/15/2015	$900	$819
7.250% due 07/15/2013	4,635	4,577
8.375% due 01/15/2014	23,359	22,016

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,203
7.125% due 03/15/2019	39,445	34,712
7.450% due 07/01/2035	5,460	3,986
7.875% due 01/15/2027	1,875	1,617
9.000% due 08/15/2031	20,660	18,181

Edison Mission Energy
7.200% due 05/15/2019	2,945	2,923
7.750% due 06/15/2016	7,770	8,042

Energy Future Holdings Corp.
10.875% due 11/01/2017	87,390	88,701

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,385	15,470
10.318% due 05/01/2013	6,225	3,268

Homer City Funding LLC
8.734% due 10/01/2026	11,737	12,559

Idearc, Inc.
8.000% due 11/15/2016	22,700	14,812

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	24,955	23,770

Knight, Inc.
5.150% due 03/01/2015	750	694
6.500% due 09/01/2012	2,852	2,906

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,215	16,849

Midwest Generation LLC
8.560% due 01/02/2016	60,151	65,264

Nevada Power Co.
6.650% due 04/01/2036	525	497

Nextel Communications, Inc.
7.375% due 08/01/2015	10,280	7,921

NGPL Pipe Co. LLC
7.119% due 12/15/2017	23,550	24,412

NRG Energy, Inc.
7.250% due 02/01/2014	9,450	9,355
7.375% due 02/01/2016	61,340	60,267
7.375% due 01/15/2017	16,275	15,868

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	50,712

Qwest Corp.
7.200% due 11/10/2026	9,976	8,455
7.500% due 06/15/2023	17,555	15,405
8.875% due 03/15/2012	18,720	19,188

Reliant Energy, Inc.
6.750% due 12/15/2014	56,224	57,489
7.625% due 06/15/2014	11,185	11,157
7.875% due 06/15/2017	18,855	18,855

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,434

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,726
7.803% due 06/15/2012	1,062	1,121

Sprint Nextel Corp.
6.000% due 12/01/2016	1,950	1,518

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,729	18,505

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	36,089	36,630

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,444

80	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)	$3,046	$3,439

		743,737

Total Corporate Bonds & Notes (Cost $5,052,550)		4,745,112

CONVERTIBLE BONDS & NOTES 1.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	7,573

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,046

Chesapeake Energy Corp.
2.500% due 05/15/2037	10,425	13,188
2.750% due 11/15/2035	4,375	5,863

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,741

CMS Energy Corp.
2.875% due 12/01/2024	14,290	16,219

Deutsche Bank AG
0.000% due 07/14/2008	4,900	2,425
0.000% due 09/29/2008	3,425	1,720
0.000% due 10/24/2008	4,525	2,386
0.450% due 08/31/2012	8,000	9,942

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	845

Morgan Stanley
1.700% due 10/15/2012	7,200	8,609

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	2,380
2.125% due 04/15/2014	11,900	7,452

NovaMed, Inc.
1.000% due 06/15/2012	200	159

Pride International, Inc.
3.250% due 05/01/2033	2,500	3,419

Qwest Communications International, Inc.
3.500% due 11/15/2025	12,375	12,777

Ventas, Inc.
3.875% due 11/15/2011	4,300	4,778

Total Convertible Bonds & Notes (Cost $120,037)		105,522

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	197

Total Municipal Bonds & Notes (Cost $271)		197

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
5.000% due 10/01/2033	18	18
5.500% due 09/01/2017 - 05/01/2038	402,573	406,184
6.000% due 04/01/2038	288,800	295,885

Freddie Mac
5.500% due 04/01/2038	40,000	40,394

Total U.S. Government Agencies (Cost $730,567)		742,481

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	5,762	4,594

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037		$2,464	$1,738

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		1,938	1,922

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		11,317	9,244

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046		2,882	2,184

WaMu Mortgage Pass-Through Certificates
4.039% due 09/25/2033		1,365	1,299

Total Mortgage-Backed Securities (Cost $20,301)			20,981

ASSET-BACKED SECURITIES 0.3%

Carrington Mortgage Loan Trust
2.719% due 02/25/2037		2,622	2,472

Credit-Based Asset Servicing & Securitization LLC
2.709% due 04/25/2036		5,240	5,105

GSAMP Trust
3.255% due 03/25/2047		3,156	2,936

Novastar Home Equity Loan
2.699% due 03/25/2037		5,820	5,527

Residential Asset Securities Corp.
2.709% due 04/25/2037		3,398	3,185

Total Asset-Backed Securities (Cost $19,554)			19,225

FOREIGN CURRENCY-DENOMINATED ISSUES 4.0%

Amadeus Global Travel Distribution S.A.
6.245% due 04/08/2013	EUR	2,022	2,736
6.862% due 04/08/2014		460	625
6.959% due 04/08/2013		3,228	4,368
6.959% due 04/08/2013		460	623
7.209% due 04/08/2014		5,250	7,135

Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,895

General Motors Corp.
8.375% due 07/05/2033		5,000	5,310

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	9,915

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,578

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,385	5,033
6.300% due 11/30/2014		6,251	9,360
8.250% due 05/01/2016		18,275	27,409

OI European Group BV
6.875% due 03/31/2017		2,000	2,984

Prosieben Media AG
7.000% due 05/09/2015		4,000	5,230

Residential Capital LLC
8.149% due 09/27/2010		1,500	1,095

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,535

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	7,130	11,322

Sensata Technologies BV
8.883% due 10/27/2013	EUR	14,000	18,898

Telenet Bidco
6.929% due 07/31/2015		20,000	30,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UPC Broadband Holding BV
6.361% due 12/31/2014	EUR	13,916	$18,688
7.752% due 12/31/2014		5,500	7,386

UPC Holding BV
7.750% due 01/15/2014		8,025	11,292
8.625% due 01/15/2014		18,550	26,613

Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	24,510

Total Foreign Currency-Denominated Issues (Cost $261,029)			273,483

		SHARES
COMMON STOCKS 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,212

U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,212

CONVERTIBLE PREFERRED STOCKS 1.2%

Bank of America Corp.
7.250% due 12/31/2049		39,325	40,623

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	4,428
5.000% due 12/31/2049		40,200	5,306

Citigroup, Inc.
6.500% due 12/31/2049		121,000	5,732

El Paso Corp.
4.990% due 12/31/2049		5,250	7,140

Fannie Mae
5.375% due 12/31/2049		9	604

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	6,452

General Motors Corp.
5.250% due 03/06/2032		606,635	9,934

Washington Mutual Capital Trust
5.375% due 05/03/2041		134,200	3,811

Total Convertible Preferred Stocks (Cost $82,755)			84,030

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

COMMERCIAL PAPER 7.2%

ABN AMRO N.A. Finance
4.520% due 04/04/2008		$5,000	4,998

DnB NOR Bank ASA
3.100% due 04/30/2008		29,100	29,027
3.110% due 05/02/2008		182,500	182,011

Federal Home Loan Bank
1.500% due 04/01/2008		4,000	4,000

Royal Bank of Scotland Group PLC
3.170% due 04/28/2008		41,600	41,501

Skandinaviska Enskilda Banken AB
4.550% due 04/07/2008		74,500	74,444

Swedbank AB
4.550% due 04/03/2008		11,400	11,397

UBS Finance Delaware LLC
2.940% due 06/06/2008		45,100	44,871

Unicredito Italiano SpA
3.220% due 04/29/2008		97,200	96,957

			489,206

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.3%

Deutsche Bank AG
1.200% due 04/01/2008	$315,300	$315,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $322,178. Repurchase proceeds are $315,311.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	39,477	39,477
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $40,268. Repurchase proceeds are $39,479.)

		354,777

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.276% due 05/29/2008 - 06/12/2008 (c)(d)	$80,250	$79,845

Total Short-Term Instruments (Cost $924,025)		923,828

PURCHASED OPTIONS (i) 3.4%
(Cost $59,539)		227,562

Total Investments 112.4% (Cost $7,768,844)		$7,599,241

Written Options (j) (2.5%) (Premiums $57,388)		(166,803)

Other Assets and Liabilities (Net) (10.0%)		(672,816)

Net Assets (e) 100.0%		$6,759,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $69,879 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $97,415 and derivative instruments with an aggregate depreciation of $3,154 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $37,870 at a weighted average interest rate of 5.095%. On March 31, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $10,640 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	777	(20)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	975	(1,228)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,675	5,373

				$4,105

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	$4,800	$(39)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	LEH	2,500	(9)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	CITI	7,000	(708)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	BOA	2,700	(273)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	GSC	5,000	(387)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	LEH	2,000	(143)
Biomet, Inc. 0.000% due 09/25/2013	Sell	3.550%		03/20/2013	MSC	1,500	7
Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	LEH	5,000	(207)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	LEH	1,000	(29)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%		03/20/2013	LEH	12,000	(272)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	2,500	57
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	3,500	(439)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	BCLY	3,000	(259)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	BOA	5,000	(426)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	2,350	(199)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.660%		03/20/2013	MLP	3,700	(82)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	6.050%		03/20/2013	MSC	1,900	67
CSC Holdings, Inc. 0.000% due 05/02/2012	Sell	3.650%		03/20/2013	MSC	1,500	20
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	1,000	(98)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	4,675	12
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	MLP	5,500	(526)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	LEH	1,000	(86)
Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	MLP	2,700	(1)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%	)	06/20/2013	GSC	5,000	(16)

82	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	MLP	$18,000	$596
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	MLP	18,000	(2,458)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	CSFB	12,000	(654)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	CITI	10,000	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	BCLY	5,000	(767)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	1,000	(37)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%		12/20/2012	CITI	12,200	(303)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	LEH	4,875	(96)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	LEH	2,750	(49)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	CITI	4,900	(1,052)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	BCLY	2,700	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	1,600	(22)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	CITI	2,000	(306)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	CITI	20,000	(2,307)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	GSC	3,000	(392)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP	6,150	(803)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%		12/20/2012	BOA	3,000	(387)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	3,200	(101)
Georgia-Pacific Corp. 0.000% due 12/20/2008	Sell	3.800%		03/20/2013	MSC	1,500	21
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP	3,000	(221)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%		12/20/2012	MLP	5,000	(329)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	2,000	(87)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	MLP	2,000	(74)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	CITI	10,650	(983)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2008	LEH	5,000	(263)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		12/20/2008	DUB	3,650	(190)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	BOA	1,850	75
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2010	MLP	1,500	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	JPM	10,000	(2,619)
GMAC LLC 6.875% due 08/28/2012	Sell	7.280%		06/20/2012	CITI	15,500	(2,218)
GMAC LLC 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	DUB	5,250	(902)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		12/20/2012	MLP	30,500	(5,181)
GMAC LLC 6.875% due 08/28/2012	Sell	6.350%		12/20/2012	DUB	3,650	(615)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%		12/20/2012	MSC	11,500	(1,878)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2012	GSC	5,000	(786)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	BOA	2,500	(380)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	MLP	25,000	(3,805)
GMAC LLC 6.875% due 08/28/2012	Sell	8.000%		12/20/2012	LEH	1,000	(127)
GMAC LLC 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	LEH	5,000	(786)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	3,800	(6)
HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	LEH	3,000	(244)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	4,900	(30)
HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%	)	09/01/2010	BOA	5,500	30
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	CITI	4,400	(301)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	BCLY	8,000	1,127
Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	MLP	5,000	(378)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	HSBC	10,000	124
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	HSBC	10,000	56
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	4,450	(80)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	4,400	548
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	4,400	(754)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	24,000	170
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	4,950	(11)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.850%		03/20/2013	CITI	1,875	47
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	400	(40)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%		12/20/2012	CSFB	5,000	(483)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%		12/20/2014	BOA	3,000	(421)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	5,600	(488)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.750%	)	06/20/2013	GSC	3,000	13
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	MSC	6,050	(400)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.100%		03/20/2013	GSC	3,200	82
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.200%		03/20/2013	BOA	2,400	76
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.750%		03/20/2013	BOA	2,000	103
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	GSC	3,000	(81)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	LEH	2,750	(142)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	3,000	(1,168)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	12,500	(224)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	4,900	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	21,500	(149)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	LEH	2,000	(3)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	CSFB	1,000	(85)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	LEH	1,000	(39)
SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	BOA	9,000	(1,881)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	7,000	199

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	Sell	3.800%		03/20/2013	MSC	$1,500	$5
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	BCLY	2,700	(221)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	5.750%		03/20/2013	CITI	4,000	86
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	UBS	500	14
Tribune Co. 7.358% due 05/17/2013	Sell	3.000%		03/20/2011	LEH	5,000	(380)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	LEH	1,975	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%		01/20/2013	BCLY	25,550	(457)
Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%	)	10/01/2010	CITI	5,000	10

							$(41,480)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$9,589	$52
Dow Jones CDX N.A. HY9 Index	Sell	1.670%	12/20/2010	MLP	8,347	(907)
Dow Jones CDX N.A. HY9 Index	Sell	4.000%	12/20/2010	DUB	3,000	22
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	51,800	1,041
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	35,600	(3,887)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	24,900	(2,616)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY	3,960	53
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	GSC	1,980	24
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH	3,960	51
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	16,600	(65)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	36,000	408
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	100,100	886
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	9,000	95
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	12,000	135
LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	LEH	5,000	(208)

						$(4,916)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$46,100	$(716)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		124,400	4,843
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		17,100	8
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		35,400	56
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		13,800	326
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC	GBP	79,300	(47)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	373,000	126
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		455,000	153
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	478,100	(20,089)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		45,100	(1,642)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,600	(89)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		370,500	(12,312)

							$(29,383)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.581%	04/23/2008	MLP	665,000	$(2,019)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	146,500	(113)
Receive	NRG Energy, Inc.	3.581%	04/23/2008	MLP	255,400	402
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	402,600	3,496

						$1,766

(2)	Represents floating rate as of March 31, 2008

84	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$16,697
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	39,720
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	7,171
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	20,880
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	50,784
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	16,497
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	57,345
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	18,468

							$59,539	$227,562

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$11,920
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	29,909
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	4,506
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	18,027
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	34,940
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,574	13,490
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	39,419
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	13,929

							$56,662	$166,140

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (3)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	0.500%	09/20/2008	$3,200	$61	$49
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	3,200	61	61
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	16,000	312	246
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	16,000	292	307

							$726	$663

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,161	$16,297	0.24%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,012	11,165	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,538	7,798	0.12%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,984	25,482	0.38%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,212	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,968	10,054	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,886	5,598	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,032	3,438	0.05%

				$77,581	$81,044	1.20%

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  High Yield Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	07/2008	$8,021	$0	$8,021
Sell		140,283	07/2008	649	(1,106)	(457)
Buy		54,437	12/2008	799	0	799
Sell		44,716	12/2008	621	0	621
Buy	CHF	697	06/2008	33	0	33
Buy	EUR	4,897	04/2008	0	(12)	(12)
Sell		177,378	04/2008	12	(3,318)	(3,306)
Sell	GBP	34,553	04/2008	0	(180)	(180)
Buy	INR	3,215,148	05/2008	713	0	713
Buy	JPY	506,416	05/2008	112	0	112
Buy	KRW	46,200,305	05/2008	0	(2,849)	(2,849)
Buy		25,138,685	08/2008	0	(2,250)	(2,250)
Buy	MXN	301,854	07/2008	998	0	998
Sell		301,854	07/2008	0	(768)	(768)
Buy	MYR	126,985	08/2008	575	0	575
Buy	PHP	1,597,876	08/2008	0	(1,290)	(1,290)
Buy	RUB	487,266	07/2008	1,230	0	1,230
Buy		2,458,528	11/2008	2,932	0	2,932

				$16,695	$(11,773)	$4,922

86	PIMCO Funds	Bond Funds

Schedule of Investments Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.800% due 08/03/2012	$498	$414

Telesat Canada
9.000% due 10/31/2008	100	95

Total Bank Loan Obligations (Cost $574)		509

CORPORATE BONDS & NOTES 16.0%

BANKING & FINANCE 5.4%

American Express Co.
7.000% due 03/19/2018	325	342

American International Group, Inc.
5.850% due 01/16/2018	2,100	2,066

Bank of America Corp.
6.000% due 09/01/2017	500	527
8.000% due 12/29/2049	3,550	3,561

Barclays Bank PLC
6.050% due 12/04/2017	150	147
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,000	990
6.950% due 08/10/2012	137	137

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	23

Citigroup Capital XXI
8.300% due 12/21/2057	175	173

Citigroup, Inc.
6.000% due 08/15/2017	500	494

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	66

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	615	506
7.800% due 06/01/2012	125	103
8.625% due 11/01/2010	150	131

GMAC LLC
6.750% due 12/01/2014	70	50
6.875% due 08/28/2012	900	685
8.000% due 11/01/2031	160	115

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	74
6.250% due 09/01/2017	500	504
6.750% due 10/01/2037	200	187

KRATON Polymers LLC
8.125% due 01/15/2014	50	42

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	25	24
6.750% due 12/28/2017	100	96

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	390	411
10.375% due 10/15/2017 (a)	100	104
11.625% due 10/15/2017	365	367

Morgan Stanley
5.950% due 12/28/2017	300	291

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	27

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	345

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

SLM Corp.
3.491% due 07/26/2010	50	39
3.541% due 07/25/2008	50	49

Tenneco, Inc.
8.125% due 11/15/2015	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$125	$117

UBS AG
5.875% due 12/20/2017	1,775	1,819

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	49

Ventas Realty LP
6.750% due 04/01/2017	150	147

Wachovia Corp.
7.980% due 02/28/2049	600	591

		15,814

INDUSTRIALS 8.3%

Actuant Corp.
6.875% due 06/15/2017	90	89

Allied Waste North America, Inc.
7.250% due 03/15/2015	90	90

Allison Transmission, Inc.
11.000% due 11/01/2015	75	66
11.250% due 11/01/2015 (a)	25	21

American Stores Co.
8.000% due 06/01/2026	250	254

AmeriGas Partners LP
7.125% due 05/20/2016	225	222

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	518

ARAMARK Corp.
8.500% due 02/01/2015	305	307

ArvinMeritor, Inc.
8.125% due 09/15/2015	300	246

Berry Plastics Holding Corp.
8.875% due 09/15/2014	190	167

Bombardier, Inc.
8.000% due 11/15/2014	170	176

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	101

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	507

CanWest MediaWorks LP
9.250% due 08/01/2015	100	92

Cascades, Inc.
7.250% due 02/15/2013	25	22

Celestica, Inc.
7.875% due 07/01/2011	285	281

Charter Communications Operating LLC
8.000% due 04/30/2012	350	323
8.375% due 04/30/2014	150	136

Chemtura Corp.
6.875% due 06/01/2016	100	90

Chesapeake Energy Corp.
7.000% due 08/15/2014	250	252

Comcast Corp.
5.900% due 03/15/2016	500	497

Community Health Systems, Inc.
8.875% due 07/15/2015	470	474

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	140	143

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	125	108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$85	$87

CSC Holdings, Inc.
6.750% due 04/15/2012	85	83
7.625% due 07/15/2018	350	321

DaVita, Inc.
7.250% due 03/15/2015	125	122

Delhaize America, Inc.
8.050% due 04/15/2027	25	26

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	547

Dex Media West LLC
8.500% due 08/15/2010	150	147

Dynegy Holdings, Inc.
7.125% due 05/15/2018	175	158
7.500% due 06/01/2015	375	353

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,069

EchoStar DBS Corp.
7.000% due 10/01/2013	100	95
7.125% due 02/01/2016	265	248

El Paso Corp.
6.875% due 06/15/2014	50	51
7.000% due 06/15/2017	140	145
7.800% due 08/01/2031	325	335
8.050% due 10/15/2030	25	26

Enterprise Products Operating LP
7.034% due 01/15/2068	50	43
8.375% due 08/01/2066	170	166

Ferrellgas Partners LP
8.750% due 06/15/2012	100	102

First Data Corp.
9.875% due 09/24/2015	395	325

Ford Motor Co.
9.215% due 09/15/2021	25	20

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	25	26
8.375% due 04/01/2017	300	319

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	25	17
8.875% due 12/15/2014	50	39
10.125% due 12/15/2016	160	109

General Motors Corp.
7.700% due 04/15/2016	170	125
8.250% due 07/15/2023	75	53

Georgia-Pacific LLC
7.000% due 01/15/2015	510	481
7.700% due 06/15/2015	125	118

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	1,025	1,066

Health Management Associates, Inc.
6.125% due 04/15/2016	150	128

Hertz Corp.
8.875% due 01/01/2014	325	310

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	215

Intelsat Corp.
9.000% due 08/15/2014	50	51

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	25	25

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	200	202
8.625% due 01/15/2015	50	51

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	$75	$65

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	499

MGM Mirage
6.625% due 07/15/2015	325	284

Nalco Co.
8.875% due 11/15/2013	75	77

New Albertson’s, Inc.
7.450% due 08/01/2029	125	116

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	280	273

Nortel Networks Ltd.
8.508% due 07/15/2011	525	453
10.125% due 07/15/2013	50	46

NPC International, Inc.
9.500% due 05/01/2014	100	91

OPTI Canada, Inc.
8.250% due 12/15/2014	75	75

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,012

Quebecor Media, Inc.
7.750% due 03/15/2016	350	321

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	260

RH Donnelley Corp.
8.875% due 01/15/2016	495	316
8.875% due 10/15/2017	435	274

Sanmina-SCI Corp.
8.125% due 03/01/2016	155	138

Seagate Technology HDD Holdings
5.569% due 10/01/2009	300	291

SemGroup LP
8.750% due 11/15/2015	260	239

Sensata Technologies BV
8.000% due 05/01/2014	200	177

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	42

Station Casinos, Inc.
7.750% due 08/15/2016	300	243

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	240	244

Superior Essex Communications LLC
9.000% due 04/15/2012	80	77

Terex Corp.
8.000% due 11/15/2017	45	45

Tesoro Corp.
6.500% due 06/01/2017	100	90

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	480

TRW Automotive, Inc.
7.000% due 03/15/2014	25	23
7.250% due 03/15/2017	300	274

United Airlines, Inc.
7.730% due 01/01/2012	106	105

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,241

Valero Energy Corp.
6.125% due 06/15/2017	500	506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	$195	$189

West Corp.
9.500% due 10/15/2014	150	135

Williams Cos., Inc.
7.625% due 07/15/2019	50	54

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	136

XTO Energy, Inc.
6.250% due 08/01/2017	500	534

		24,498

UTILITIES 2.3%

AES Corp.
8.000% due 10/15/2017	375	382

AT&T Corp.
8.000% due 11/15/2031	250	293

Cincinnati Bell, Inc.
7.000% due 02/15/2015	120	109
8.375% due 01/15/2014	25	24

Citizens Communications Co.
7.125% due 03/15/2019	350	308

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	301

Edison Mission Energy
7.000% due 05/15/2017	75	75
7.200% due 05/15/2019	385	382
7.750% due 06/15/2016	25	26

Energy Future Holdings Corp.
10.875% due 11/01/2017	500	507

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	586

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	14

Idearc, Inc.
8.000% due 11/15/2016	145	95

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	225	214

Knight, Inc.
5.150% due 03/01/2015	50	46

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	104
7.768% due 12/15/2037	1,000	1,031

NRG Energy, Inc.
7.375% due 02/01/2016	400	393
7.375% due 01/15/2017	100	98

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	266

Qwest Corp.
6.500% due 06/01/2017	450	408
7.875% due 09/01/2011	100	100

Reliant Energy, Inc.
6.750% due 12/15/2014	100	102
7.875% due 06/15/2017	510	510

Tenaska Alabama Partners LP
7.000% due 06/30/2021	46	43

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	170	172

		6,589

Total Corporate Bonds & Notes (Cost $48,266)		46,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$127

Total Convertible Bonds & Notes (Cost $106)		127

U.S. GOVERNMENT AGENCIES 85.1%

Fannie Mae
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	25	24
2.799% due 10/27/2037	4,000	3,789
2.830% due 03/25/2022	32	32
2.860% due 04/25/2023	20	20
2.880% due 09/25/2022	17	17
2.930% due 01/25/2022	99	99
2.949% due 11/25/2032 - 03/25/2044	149	147
2.999% due 06/25/2029 - 09/25/2032	98	97
3.025% due 11/25/2021	22	22
3.075% due 07/25/2021	37	37
3.175% due 04/18/2028 - 09/18/2031	35	35
3.325% due 08/25/2022	16	17
3.425% due 05/25/2022	18	18
3.445% due 10/25/2008	8	8
3.475% due 05/25/2018 - 10/25/2020	69	69
3.525% due 04/25/2021 - 10/25/2021	142	142
3.825% due 01/25/2024	50	51
3.925% due 11/25/2021	71	70
4.046% due 08/01/2033	331	335
4.052% due 04/01/2033	24	24
4.244% due 03/01/2034	119	123
4.301% due 12/01/2033	245	249
4.332% due 01/01/2035	723	730
4.470% due 09/25/2022	18	18
4.507% due 11/01/2033	187	192
4.549% due 11/01/2034	68	69
4.614% due 09/01/2035	91	92
4.687% due 01/01/2035	317	324
4.707% due 10/01/2035	539	559
4.713% due 10/01/2034	642	652
4.822% due 04/01/2018	142	144
4.870% due 10/25/2008	16	16
4.945% due 02/01/2032	80	82
5.000% due 01/01/2016 - 08/25/2033	401	361
5.200% due 07/01/2018	13	13
5.295% due 10/01/2017	65	67
5.317% due 10/01/2033	23	23
5.322% due 11/01/2020	86	86
5.375% due 07/01/2025	64	66
5.383% due 03/01/2034	242	245
5.420% due 04/01/2017	8	8
5.422% due 07/01/2017 - 12/01/2027	259	259
5.428% due 05/01/2018	54	53
5.438% due 02/01/2032	317	325
5.447% due 03/01/2020	14	14
5.483% due 09/01/2017 - 03/01/2033	146	146
5.500% due 08/01/2018 - 10/01/2037	4,492	4,538
5.500% due 03/01/2037 - 06/01/2037 (e)	13,638	13,782
5.517% due 01/01/2018	11	11
5.520% due 10/25/2008	12	12
5.589% due 03/01/2016	10	10
5.594% due 02/01/2033	70	71
5.682% due 05/01/2034	495	503
5.722% due 10/01/2044	28	28

88	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.724% due 08/01/2017	$31	$31
5.750% due 09/01/2016 - 09/01/2017	87	88
5.761% due 11/01/2028	1,058	1,075
5.783% due 01/01/2018	11	11
5.799% due 07/01/2017	10	10
5.858% due 01/01/2027	18	18
5.863% due 02/01/2033	94	96
5.883% due 11/01/2018	3	3
5.896% due 09/01/2017	19	19
5.899% due 01/01/2019	13	13
5.922% due 02/01/2032 - 10/01/2040	424	424
5.945% due 01/01/2029	233	235
5.974% due 08/01/2017 - 02/01/2033	79	81
5.988% due 10/01/2036	150	152
5.998% due 12/01/2035	44	45
6.000% due 09/01/2035 - 04/01/2038	108,562	111,001
6.000% due 09/01/2036 - 11/01/2037 (e)	14,947	15,329
6.089% due 09/01/2024	10	10
6.105% due 11/01/2020	17	17
6.107% due 12/01/2034	503	510
6.108% due 02/01/2028	5	5
6.188% due 05/01/2019	16	16
6.212% due 12/01/2035	27	27
6.234% due 12/01/2027	8	8
6.240% due 11/01/2032	45	46
6.243% due 01/01/2033	129	132
6.250% due 11/01/2032	127	129
6.251% due 11/01/2029	104	106
6.254% due 07/01/2032	699	718
6.258% due 01/01/2028 - 03/01/2036	87	90
6.267% due 05/01/2028	19	20
6.271% due 01/01/2033	156	159
6.297% due 12/01/2035	43	45
6.307% due 12/01/2031	49	50
6.336% due 06/01/2032	383	393
6.366% due 03/01/2036	747	758
6.395% due 09/01/2031	171	175
6.416% due 12/01/2032	184	189
6.437% due 10/01/2032	84	85
6.446% due 12/01/2032	117	120
6.469% due 07/01/2019	132	135
6.482% due 08/01/2036	36	36
6.500% due 06/25/2028 - 10/25/2031	798	837
6.509% due 10/01/2025	99	102
6.510% due 09/01/2022	33	34
6.526% due 12/01/2032	48	49
6.571% due 05/01/2033	723	739
6.581% due 04/01/2028	28	29
6.586% due 01/01/2018	91	92
6.604% due 04/01/2027	145	153
6.626% due 09/01/2033	84	87
6.642% due 09/01/2030	156	162
6.649% due 06/01/2025	6	6
6.650% due 02/25/2022	6	6
6.739% due 04/01/2033	120	124
6.758% due 05/01/2038	437	445
6.765% due 08/01/2032	137	138
6.777% due 08/01/2031	315	321
6.810% due 11/01/2029	111	115
6.817% due 03/01/2033	476	487
6.819% due 05/01/2018	57	58
6.838% due 04/01/2024	22	23
6.850% due 12/18/2027	58	62
6.854% due 03/01/2038	15	15
6.858% due 04/01/2032	154	157
6.900% due 05/25/2023 - 07/01/2033	341	361
6.905% due 08/01/2036	429	440
6.943% due 07/01/2025	4	4
6.953% due 11/01/2033	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 07/25/2022 - 08/01/2036	$8,792	$9,254
7.005% due 07/01/2036	107	110
7.040% due 09/01/2031	5	5
7.044% due 10/01/2025 - 09/01/2033	55	56
7.060% due 05/01/2033	82	83
7.061% due 07/01/2032	49	50
7.075% due 01/01/2018 - 08/01/2032	433	443
7.077% due 09/01/2024	97	99
7.080% due 10/01/2032	568	580
7.095% due 07/01/2032 - 07/01/2035	522	528
7.185% due 08/01/2032	27	28
7.195% due 08/01/2032	63	64
7.220% due 05/01/2024	125	128
7.248% due 05/01/2032	4	4
7.250% due 09/01/2024	222	228
7.275% due 09/01/2032	39	40
7.290% due 06/01/2019	24	24
7.310% due 07/01/2032	144	148
7.315% due 05/01/2024	55	56
7.500% due 11/15/2021 - 06/25/2042	999	1,068
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	963	1,083
8.000% due 04/25/2021 - 07/25/2022	164	173
8.600% due 08/25/2019	441	486

Freddie Mac
2.999% due 08/25/2036	71	68
4.000% due 02/15/2017	217	219
4.033% due 09/01/2033	850	869
4.384% due 01/01/2035	22	22
4.960% due 08/01/2017	15	15
5.160% due 11/01/2017	53	53
5.240% due 04/01/2036	94	96
5.268% due 02/01/2036	171	174
5.474% due 04/01/2032	178	188
5.483% due 03/01/2017	16	16
5.500% due 02/01/2037 - 07/01/2037	1,580	1,597
5.500% due 05/01/2037 - 01/01/2038 (e)	12,187	12,320
5.537% due 09/01/2037	72	73
5.543% due 04/01/2036	123	126
5.550% due 05/01/2035	458	461
5.571% due 09/01/2037	30	31
5.593% due 05/01/2037	110	112
5.625% due 08/01/2018 - 01/01/2020	57	58
5.633% due 06/01/2019	49	49
5.699% due 07/01/2037	876	892
5.717% due 06/01/2037	14	14
5.764% due 12/01/2037	42	42
5.797% due 05/01/2019	11	11
5.804% due 09/01/2037	34	34
5.827% due 08/01/2037	29	29
5.844% due 01/01/2037	594	603
5.845% due 02/01/2015	86	88
5.864% due 11/01/2036	21	21
5.872% due 11/01/2031	163	166
5.873% due 08/01/2037	15	15
5.893% due 08/01/2037	10	10
5.902% due 09/01/2034	476	484
5.922% due 07/25/2044	50	49
5.935% due 08/01/2036	37	37
5.968% due 02/01/2018	58	59
5.969% due 09/01/2036	24	24
5.974% due 01/01/2035	455	460
5.995% due 09/01/2037	69	71
6.000% due 03/15/2017 - 12/01/2037	4,833	5,022
6.000% due 07/01/2036 - 09/01/2037 (e)	8,408	8,630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.208% due 06/01/2019	$76	$76
6.276% due 07/01/2034	488	498
6.442% due 05/01/2019	595	601
6.488% due 01/01/2033	42	43
6.491% due 03/01/2025	3	3
6.500% due 11/15/2021 - 03/15/2024	524	555
6.522% due 10/01/2035	664	675
6.524% due 02/01/2037	133	137
6.588% due 01/01/2035	535	539
6.617% due 12/01/2034	107	109
6.633% due 01/01/2033	40	41
6.671% due 03/01/2025	99	104
6.704% due 02/01/2033	12	12
6.724% due 10/01/2032	279	284
6.750% due 01/15/2024	62	65
6.754% due 10/01/2026	10	10
6.799% due 09/01/2037	2,236	2,273
6.867% due 09/01/2018	46	48
6.873% due 06/01/2033	86	88
6.875% due 04/01/2017	490	495
6.888% due 08/01/2034	7	7
6.894% due 02/01/2026	137	140
7.000% due 10/15/2013 - 12/01/2047	4,250	4,449
7.001% due 05/01/2029	200	202
7.015% due 08/01/2034	364	370
7.025% due 09/01/2033	71	72
7.028% due 08/01/2024	38	38
7.033% due 11/01/2031	132	133
7.105% due 03/01/2032	1,084	1,102
7.110% due 04/01/2033	8	9
7.113% due 08/01/2030	64	65
7.117% due 12/01/2033	656	682
7.120% due 07/01/2025	137	140
7.125% due 07/01/2017	50	51
7.131% due 09/01/2023	51	53
7.135% due 05/01/2033	64	65
7.162% due 07/01/2033	79	81
7.230% due 09/01/2031	368	375
7.250% due 09/01/2032	222	226
7.267% due 11/01/2029	856	870
7.268% due 07/01/2033	340	347
7.278% due 03/01/2031	200	203
7.310% due 09/01/2024	54	56
7.379% due 08/01/2035	41	42
7.455% due 05/15/2023	87	90
7.500% due 09/01/2011 - 10/01/2024	1,300	1,355
7.563% due 11/01/2035	442	455
7.637% due 07/01/2024	41	41
8.500% due 06/15/2031	602	701
9.000% due 09/15/2020 - 02/15/2021	498	539
9.500% due 03/15/2020	33	33

Ginnie Mae
5.000% due 10/20/2030 - 01/20/2035	359	360
5.125% due 10/20/2025 - 12/20/2026	40	39
5.500% due 04/20/2037	53	48
5.625% due 08/20/2027 - 10/20/2029	299	301
5.750% due 01/20/2032 - 03/20/2032	531	536
6.100% due 06/15/2028 - 03/15/2029	2,478	2,561
6.125% due 08/20/2033	49	49
6.250% due 02/20/2029	61	62
6.375% due 06/20/2022 - 06/20/2032	1,168	1,191
6.490% due 01/15/2028 - 01/15/2029	2,344	2,452

Small Business Administration
5.160% due 02/01/2028	2,500	2,535
5.170% due 01/01/2028	5,000	5,046

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$338	$368

Total U.S. Government Agencies (Cost $247,335)		249,995

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,092
4.750% due 08/15/2017	5,400	5,977

Total U.S. Treasury Obligations (Cost $6,487)		7,069

MORTGAGE-BACKED SECURITIES 12.3%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	402	400
5.634% due 07/10/2046	500	499
6.186% due 06/11/2035	255	260

Banc of America Funding Corp.
4.113% due 05/25/2035	118	102
4.622% due 02/20/2036	158	152
5.663% due 06/20/2035	195	157

Banc of America Mortgage Securities, Inc.
2.999% due 03/25/2034	215	206
3.049% due 01/25/2034	89	85
4.145% due 07/25/2034	175	176
4.709% due 04/25/2035	270	270
7.235% due 07/20/2032	59	57

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,932	1,831
4.650% due 01/25/2035	170	169

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	198	198
7.000% due 05/20/2030	396	434

CC Mortgage Funding Corp.
2.729% due 05/25/2048	385	313

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	290	282

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	484

Countrywide Alternative Loan Trust
5.636% due 07/20/2035	239	214

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	123	97
2.869% due 03/25/2035	270	237
2.919% due 03/25/2035	340	255
5.250% due 02/20/2036	218	180
6.097% due 07/19/2033	497	480
6.603% due 02/25/2034	326	318
6.748% due 05/19/2033	357	357

CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035	500	484
5.167% due 03/25/2034	286	271
5.603% due 07/15/2035	500	499
5.750% due 04/22/2033	1,524	1,417

Downey Savings & Loan Association Mortgage Loan Trust
2.959% due 11/19/2044	170	130
6.816% due 07/19/2044	114	116

First Horizon Asset Securities, Inc.
3.099% due 03/25/2018	216	215
6.184% due 03/25/2033	251	245

First Republic Mortgage Loan Trust
3.068% due 11/15/2030	138	125
3.168% due 11/15/2031	56	52

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	502

Greenpoint Mortgage Funding Trust
2.859% due 10/25/2045	69	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAA Trust
6.000% due 04/01/2034	$950	$944

GSR Mortgage Loan Trust
3.730% due 04/25/2032	82	82
4.539% due 09/25/2035	428	400
4.754% due 09/25/2034	259	252
5.250% due 11/25/2035	494	442
6.673% due 08/25/2034	505	507

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	660	622
2.869% due 08/19/2045	67	52

Indymac Index Mortgage Loan Trust
7.353% due 10/25/2034	412	413

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	504

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	489
5.430% due 02/15/2040	500	486

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	800	788
3.817% due 04/21/2034	78	78

MASTR Alternative Loans Trust
7.000% due 06/25/2034	138	138

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	211	205

Mellon Residential Funding Corp.
3.188% due 09/15/2030	258	250
3.561% due 12/15/2030	59	57

Merrill Lynch Mortgage Investors, Inc.
7.209% due 09/25/2033	78	78

MLCC Mortgage Investors, Inc.
2.939% due 04/25/2028	131	117
5.028% due 01/25/2030	110	100
7.056% due 01/25/2029	419	411

Morgan Stanley Capital I
5.223% due 11/14/2042	500	505
5.328% due 11/12/2041	580	567

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	106	100
6.000% due 05/25/2033	70	68
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.035% due 04/25/2034	244	245

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	1,965	1,605
6.000% due 08/25/2035	2,991	2,770

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	575	597

Sequoia Mortgage Trust
2.886% due 07/20/2033	135	129
2.916% due 10/20/2027	56	49
2.916% due 04/20/2033	205	199
2.936% due 10/20/2027	273	250
2.986% due 12/20/2032	233	230

Structured Asset Mortgage Investments, Inc.
2.829% due 07/25/2046	140	87
2.899% due 05/19/2035	251	224
7.017% due 05/25/2045	92	88

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	2,902	2,680
2.869% due 03/25/2044	246	221
2.969% due 09/25/2044	198	190

WaMu Mortgage Pass-Through Certificates
2.889% due 12/25/2045	215	170
2.909% due 01/25/2045	48	38
3.139% due 12/25/2027	412	374
3.525% due 10/25/2044	244	218
3.565% due 11/25/2034	241	216
3.796% due 06/25/2034	55	55

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.054% due 10/25/2033	$1,500	$1,498
4.334% due 06/25/2033	251	250
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	19	18
5.572% due 07/25/2046	1,295	876

Wells Fargo Mortgage-Backed Securities Trust
4.015% due 12/25/2034	164	159
4.232% due 09/25/2034	174	166
4.368% due 09/25/2034	264	259
4.490% due 01/25/2035	300	300
4.541% due 02/25/2035	423	421
5.500% due 12/25/2033	63	63
6.607% due 10/25/2034	353	342

Total Mortgage-Backed Securities (Cost $37,518)		36,267

ASSET-BACKED SECURITIES 5.3%

ACE Securities Corp.
5.849% due 04/25/2035	650	46

American Express Credit Account Master Trust
3.318% due 02/15/2012	124	121

Ameriquest Mortgage Securities, Inc.
6.124% due 11/25/2032	238	24
8.224% due 02/25/2033	200	38

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	69	61

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	64	64
2.929% due 10/25/2032	130	113
2.929% due 01/25/2036	563	548
2.999% due 10/27/2032	83	78
3.089% due 06/25/2036	400	313
3.599% due 10/25/2037	208	187

Bear Stearns Second Lien Trust
2.819% due 12/25/2036	1,783	1,337

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	135	135

Citibank Omni Master Trust
3.699% due 12/23/2013	2,000	2,004

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047	599	568

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	589	533

Green Tree Financial Corp.
6.110% due 09/01/2023	667	681
6.870% due 01/15/2029	520	523

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,473

GSAA Trust
2.869% due 06/25/2035	822	581

HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	2,156	1,750
3.336% due 11/20/2036	597	593

Home Equity Asset Trust
2.659% due 08/25/2036	22	22

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	579	533
2.649% due 12/25/2036	334	311

Irwin Home Equity Corp.
3.139% due 07/25/2032	10	8

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	547	510

Morgan Stanley ABS Capital I
3.679% due 12/27/2032	268	248

New Century Home Equity Loan Trust
2.969% due 08/25/2034	57	50

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	284	263

90	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
2.769% due 08/25/2036		$202	$194

Soundview Home Equity Loan Trust
3.399% due 10/25/2037		488	478

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,143	1,057

TABS Ltd.
4.335% due 02/12/2047		280	12

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034		89	87

Total Asset-Backed Securities (Cost $16,616)			15,544

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	800	1,531

Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	8,467	84

Total Foreign Currency-Denominated Issues (Cost $1,684)			1,615

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049	225	$232

General Motors Corp.
5.250% due 03/06/2032	2,000	33

Total Convertible Preferred Stocks (Cost $267)		265

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

COMMERCIAL PAPER 1.8%

Barclays U.S. Funding Corp.
3.125% due 04/23/2008	$700	699

Federal Home Loan Bank
1.500% due 04/01/2008	3,800	3,800

Unicredito Italiano SpA
3.850% due 05/02/2008	900	897

		5,396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$1,022	$1,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,050. Repurchase proceeds are $1,022.)

U.S. TREASURY BILLS 5.9%
1.017% due 04/17/2008 - 07/24/2008 (b)(c)	17,300	17,228

Total Short-Term Instruments (Cost $23,683)		23,646

Total Investments 130.1% (Cost $382,536)		$381,938

Other Assets and Liabilities (Net) (30.1%)		(88,259)

Net Assets (d) 100.0%		$293,679

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,963 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $33,324 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $27,075 at a weighted average interest rate of 4.497%. On March 31, 2008, securities valued at $49,840 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%		03/20/2013	DUB	$3,000	$34
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	50	0
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	MSC	50	(5)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	1,000	(109)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	137	(12)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	50	1
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	50	(4)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	50	(5)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	25	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%		12/20/2012	HSBC	1,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	MLP	25	(1)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%		12/20/2012	MSC	1,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	50	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	100	(3)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	CITI	50	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	100	(4)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	100	(1)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC	3,000	3
Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	CSFB	75	0
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	BOA	2,500	893
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	JPM	2,500	(880)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	50	(1)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	50	0
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	100	(10)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	2,000	(123)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	100	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	CITI	50	(4)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	LEH	25	0

							$(218)

See Accompanying Notes	Annual Report	March 31, 2008	91

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY	$1,000	$(32)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC	7,000	(216)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	50	0
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	1,987	(51)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	9,937	(142)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP	3,861	(397)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	2,000	(8)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	300	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	10,100	(23)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	10,000	(166)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	500	5
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CSFB	4,000	(673)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	2,000	(320)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	3,000	(549)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	1,000	(423)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	3,000	(520)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,799	(161)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	4,797	137
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	1,800	85

						$(3,455)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$100	$2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	17,500	41
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	5,100	223
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	33,900	1,618
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	4,000	(62)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	4,100	(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	1,100	26

						$1,892

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	800	04/2008	$0	$(4)	$(4)
Sell	JPY	10,000	05/2008	0	(2)	(2)

				$0	$(6)	$(6)

92	PIMCO Funds	Bond Funds

Schedule of Investments Investment Grade Corporate Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,592	$1,324

Total Bank Loan Obligations (Cost $1,517)		1,324

CORPORATE BONDS & NOTES 63.6%

BANKING & FINANCE 31.6%

Allstate Corp.
6.125% due 05/15/2037	100	92
7.200% due 12/01/2009	200	212

American Express Co.
6.150% due 08/28/2017	300	299

American International Group, Inc.
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	190

Anadarko Finance Co.
6.750% due 05/01/2011	200	214

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	50

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	203

Bank of America Corp.
4.750% due 08/01/2015	200	198
5.625% due 10/14/2016	1,000	1,022
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	200	201

Bank of America N.A.
6.000% due 10/15/2036	400	384

Bank One Corp.
5.250% due 01/30/2013	100	102
9.875% due 03/01/2009	50	52

Barclays Bank PLC
6.050% due 12/04/2017	600	587

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
4.326% due 07/19/2010	400	361
5.700% due 11/15/2014	100	96

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	222

BNP Paribas
5.186% due 06/29/2049	700	588

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	249

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	189
5.625% due 08/27/2012	400	397
6.000% due 02/21/2012	190	194
6.000% due 08/15/2017	240	237
6.125% due 08/25/2036	800	705

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	301

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	300	315

Credit Agricole S.A.
6.637% due 05/29/2049	200	155

FIA Card Services N.A.
7.125% due 11/15/2012	145	161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fleet National Bank
5.750% due 01/15/2009	$175	$178

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	87

General Electric Capital Corp.
3.135% due 08/15/2011	150	147
5.000% due 01/08/2016	100	100
5.450% due 01/15/2013	350	367
6.375% due 11/15/2067	200	196
6.750% due 03/15/2032	500	536

GMAC LLC
3.749% due 09/23/2008	200	189
6.625% due 05/15/2012	100	76
6.875% due 09/15/2011	50	38

Goldman Sachs Group LP
4.500% due 06/15/2010	250	252

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
5.250% due 10/15/2013	300	299
5.700% due 09/01/2012	300	308
6.125% due 02/15/2033	600	548
6.150% due 04/01/2018 (b)	600	601
6.250% due 09/01/2017	200	202
6.600% due 01/15/2012	100	106
6.750% due 10/01/2037	200	187

HBOS Capital Funding LP
6.071% due 06/29/2049	800	704

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,529
9.547% due 12/29/2049	100	108

HSBC Holdings PLC
6.500% due 05/02/2036	200	194
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	289
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	373
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	300	277

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	351

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	261
6.625% due 01/18/2012	30	30
6.750% due 12/28/2017	300	289

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	158

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	100

Morgan Stanley
4.750% due 04/01/2014	900	837
5.375% due 10/15/2015	250	238
5.950% due 12/28/2017	400	388

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	857

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Natexis AMBS Co. LLC
8.440% due 12/29/2049	$100	$101

Preferred Term Securities XII
3.350% due 03/24/2034	100	94

Prudential Financial, Inc.
3.018% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	129

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,100	915

RBS Capital Trust III
5.512% due 09/29/2049	200	165

Resona Bank Ltd.
5.850% due 09/29/2049	300	250

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	485

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	500	452

SB Treasury Co. LLC
9.400% due 12/29/2049	200	203

SLM Corp.
4.131% due 01/26/2009	200	192

State Street Capital Trust III
8.250% due 12/29/2049	400	396

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	254

Teco Finance, Inc.
6.572% due 11/01/2017	123	130
6.750% due 05/01/2015	200	208
7.000% due 05/01/2012	177	192

UBS Preferred Funding Trust V
6.243% due 05/29/2049	800	670

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	94

USB Capital IX
6.189% due 04/15/2049	975	724

Ventas Realty LP
6.750% due 06/01/2010	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	284
7.800% due 08/18/2010	30	32

Wachovia Corp.
7.980% due 02/28/2049	1,000	985

Wells Fargo & Co.
2.659% due 03/23/2010	75	74
4.477% due 01/12/2011	200	196

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	394
6.450% due 02/01/2011	30	32

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	994

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	290

		30,862

INDUSTRIALS 21.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	563

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	62	62
7.858% due 04/01/2013	50	50

See Accompanying Notes	Annual Report	March 31, 2008	93

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
5.950% due 09/15/2016	$200	$207

Apache Corp.
6.000% due 01/15/2037	200	203

Barrick Gold Corp.
5.800% due 11/15/2034	100	92

Baxter International, Inc.
6.250% due 12/01/2037	100	103

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33

Boston Scientific Corp.
5.450% due 06/15/2014	100	92

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	93

Canadian National Railway Co.
4.400% due 03/15/2013	80	79

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	184
6.000% due 08/15/2016	100	104

Cardinal Health, Inc.
4.999% due 10/02/2009	200	195

CBS Corp.
5.625% due 08/15/2012	500	488

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	292
6.875% due 01/15/2016	200	199
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
3.158% due 02/20/2009	60	60

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	111

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	40

Comcast Corp.
5.300% due 01/15/2014	100	98
5.875% due 02/15/2018	100	98
6.450% due 03/15/2037	200	189
7.050% due 03/15/2033	100	102

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	98

Covidien International Finance S.A.
6.550% due 10/15/2037	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	154
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	247

Daimler Finance North America LLC
7.300% due 01/15/2012	100	107

DCP Midstream LLC
5.375% due 10/15/2015	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Delta Air Lines, Inc.
6.619% due 03/18/2011	$126	$124
7.379% due 05/18/2010	57	56

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	370

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	493

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	496

EnCana Corp.
4.750% due 10/15/2013	100	97
6.500% due 08/15/2034	100	101
6.500% due 02/01/2038	400	399

Energy Transfer Partners LP
6.125% due 02/15/2017	500	488
7.500% due 07/01/2038	100	101

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	100	100

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

First Data Corp.
9.875% due 09/24/2015	200	165

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	106

Fund American Cos., Inc.
5.875% due 05/15/2013	150	157

Gaz Capital S.A.
8.625% due 04/28/2034	200	228

Gazprom International S.A.
7.201% due 02/01/2020	85	87

General Mills, Inc.
5.700% due 02/15/2017	200	202

Georgia-Pacific LLC
7.000% due 01/15/2015	100	94
7.125% due 01/15/2017	700	651

HCA, Inc.
6.750% due 07/15/2013	200	178

Hess Corp.
7.875% due 10/01/2029	200	238

HJ Heinz Co.
6.428% due 12/01/2020	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	99

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	143

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	101

International Business Machines Corp.
8.375% due 11/01/2019	30	39

Kellogg Co.
5.125% due 12/03/2012	100	104

Kern River Funding Corp.
4.893% due 04/30/2018	62	63

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	197
5.950% due 02/15/2018	400	397

Kraft Foods, Inc.
6.500% due 08/11/2017	300	309
6.875% due 02/01/2038	400	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$200	$207

MGM Mirage
6.625% due 07/15/2015	100	88

Newmont Mining Corp.
5.875% due 04/01/2035	100	82

News America Holdings, Inc.
9.250% due 02/01/2013	400	465

Norfolk Southern Corp.
7.250% due 02/15/2031	100	110

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	124

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	199

Phelps Dodge Corp.
8.750% due 06/01/2011	200	222
9.500% due 06/01/2031	200	264

Plains All American Pipeline LP
6.125% due 01/15/2017	400	408

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	96

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	107

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	193

Reynolds American, Inc.
7.750% due 06/01/2018	100	106

Rogers Cable, Inc.
5.500% due 03/15/2014	100	94
6.750% due 03/15/2015	200	199

Safeway, Inc.
3.005% due 03/27/2009	200	197

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	210

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	53	55

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	230
6.550% due 05/01/2037	840	796

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.800% due 03/15/2038	500	512

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	85	44

UnitedHealth Group, Inc.
6.000% due 02/15/2018	300	295

Vale Overseas Ltd.
6.250% due 01/11/2016	200	200
6.250% due 01/23/2017	100	100

Valero Energy Corp.
7.500% due 04/15/2032	400	417

Viacom, Inc.
6.250% due 04/30/2016	500	488

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	32

Walt Disney Co.
6.375% due 03/01/2012	100	108

94	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WEA Finance LLC
5.700% due 10/01/2016	$100	$90

WellPoint, Inc.
4.250% due 12/15/2009	100	100

Weyerhaeuser Co.
3.599% due 09/24/2009	300	296

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

Xerox Corp.
3.514% due 12/18/2009	100	98

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	109
7.500% due 04/15/2012	100	111

Yum! Brands, Inc.
6.875% due 11/15/2037	200	192
8.875% due 04/15/2011	140	154

		21,428

UTILITIES 10.1%

Appalachian Power Co.
3.600% due 05/15/2008	100	100
5.650% due 08/15/2012	300	309

AT&T Corp.
7.300% due 11/15/2011	447	485

AT&T Mobility LLC
6.500% due 12/15/2011	50	53

AT&T, Inc.
5.100% due 09/15/2014	300	299
6.500% due 09/01/2037	500	496

BellSouth Corp.
5.200% due 09/15/2014	300	300
5.200% due 12/15/2016	100	98

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	124

Bruce Mansfield Unit
6.850% due 06/01/2034	100	105

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	101
5.375% due 04/15/2013	100	103
5.500% due 08/15/2016	350	352

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	353

Duke Energy LLC
6.450% due 10/15/2032	200	205

Energy East Corp.
6.750% due 07/15/2036	100	97

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	150
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	51

Florida Power Corp.
3.468% due 11/14/2008	50	50

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	164

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	150	153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kentucky Power Co.
6.000% due 09/15/2017	$200	$201

Nevada Power Co.
6.500% due 05/15/2018	150	154

NGPL Pipe Co. LLC
7.768% due 12/15/2037	200	206

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	109

Ohio Edison Co.
5.450% due 05/01/2015	100	98

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	201

Progress Energy, Inc.
6.850% due 04/15/2012	200	217
7.100% due 03/01/2011	94	101

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	123

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	151

Qwest Corp.
6.050% due 06/15/2013	100	90

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	22	22

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198

Southern California Edison Co.
5.000% due 01/15/2014	200	203

Sprint Capital Corp.
8.375% due 03/15/2012	500	463

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	196
4.561% due 07/18/2011	200	179
5.250% due 11/15/2013	100	94

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

TELUS Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	178

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	218

Verizon New England, Inc.
6.500% due 09/15/2011	200	209

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	506
5.950% due 09/15/2017	300	317

Vodafone Group PLC
7.750% due 02/15/2010	30	32

		9,817

Total Corporate Bonds & Notes (Cost $64,471)		62,107

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

ERP Operating LP
3.850% due 08/15/2026		$200	$192

Total Convertible Bonds & Notes (Cost $202)			192

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
5.500% due 09/01/2035 - 04/01/2038		15,305	15,460
5.500% due 09/01/2037 (f)		4,538	4,586
6.000% due 04/01/2036 - 04/01/2038		7,647	7,837

Freddie Mac
5.000% due 06/15/2016		14	14

Total U.S. Government Agencies (Cost $27,438)			27,897

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		174	140

Merrill Lynch Mortgage Investors, Inc.
4.972% due 05/25/2033		113	110

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034		113	106

Total Mortgage-Backed Securities (Cost $356)			356

SOVEREIGN ISSUES 0.8%

Croatia Government International Bond
4.000% due 07/30/2010		17	17

Korea Development Bank
4.750% due 07/20/2009		300	303

Mexico Government International Bond
6.750% due 09/27/2034		78	87

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
7.500% due 03/31/2030		148	171

South Africa Government International Bond
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $750)			791

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	476

Credit Logement S.A.
4.604% due 03/29/2049		300	432

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	172

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,346

HSBC Holdings PLC
5.375% due 12/20/2012		60	94

RBS Capital Trust A
6.467% due 12/29/2049		325	485

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	52

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	511

Total Foreign Currency-Denominated Issues (Cost $3,033)			3,568

See Accompanying Notes	Annual Report	March 31, 2008	95

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.846% due 12/31/2049	4,000	$74

Total Preferred Stocks (Cost $100)		74

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

COMMERCIAL PAPER 11.0%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	$2,100	2,094

Federal Home Loan Bank
1.500% due 04/01/2008	5,500	5,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	$1,100	$1,099

UBS Finance Delaware LLC
2.940% due 06/06/2008	2,100	2,089

		10,782

REPURCHASE AGREEMENTS 0.8%

State Street Bank and Trust Co.
1.900% due 04/01/2008	803	803

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $823. Repurchase proceeds are $803.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.3%
1.193% due 04/17/2008 - 06/12/2008 (c)(d)	$2,250	$2,245

Total Short-Term Instruments (Cost $13,829)		13,830

PURCHASED OPTIONS (i) 1.8%
(Cost $649)		1,763

Total Investments 114.6% (Cost $112,345)		$111,902

Written Options (j) (1.4%) (Premiums $639)		(1,356)

Other Assets and Liabilities (Net) (13.2%)		(12,867)

Net Assets (e) 100.0%		$97,679

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $1,745 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $192 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,350 at a weighted average interest rate of 4.267%. On March 31, 2008, securities valued at $3,190 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,009 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	12	$(9)
90-Day Eurodollar March Futures	Long	03/2009	40	93
Euro-Bobl June Futures	Short	06/2008	20	33
U.S. Treasury 2-Year Note June Futures	Short	06/2008	17	(5)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	107	(82)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	51	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	126
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	194
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	196

				$558

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	JPM	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	JPM	50	(2)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.890%		12/20/2012	DUB	100	(4)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.900%		12/20/2012	DUB	300	(12)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.550%		03/20/2013	CITI	1,000	(13)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%		03/20/2013	JPM	1,000	10
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	GSC	100	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	RBS	200	6
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	RBS	200	7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	CITI	200	(12)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	UBS	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	BEAR	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	MSC	100	5
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	MSC	200	10
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	MLP	100	1
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	CSFB	100	1
CBS Corp. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	DUB	400	23
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	JPM	100	13
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	BEAR	100	2
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	CITI	200	7
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	DUB	200	(9)

96	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	LEH	$100	$(8)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	GSC	100	(7)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	MSC	700	(40)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	CITI	200	4
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	UBS	200	4
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	CITI	100	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	GSC	100	1
ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	MSC	300	(2)
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	MSC	100	4
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	BEAR	500	7
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	CITI	100	0
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	CSFB	100	2
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	LEH	100	2
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	UBS	300	26
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	BEAR	200	0
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	RBS	200	7
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	CITI	500	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	GSC	200	(14)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	BEAR	100	(9)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	DUB	300	(41)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	LEH	5,000	932
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	JPM	5,000	(928)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	CITI	300	(11)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	BOA	400	26
Gap, Inc. 10.050% due 12/15/2008	Buy	(1.200%	)	03/20/2013	JPM	1,200	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	MLP	200	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%		12/20/2012	BCLY	600	(17)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%		03/20/2013	CITI	1,000	2
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	DUB	500	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	DUB	500	(85)
GMAC LLC 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	CSFB	200	(28)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	DUB	300	73
GMAC LLC 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	JPM	500	(136)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	LEH	200	(7)
Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	MSC	500	10
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	CSFB	200	(1)
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	JPM	200	15
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC	200	15
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	GSC	100	5
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	CITI	200	11
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	BOA	100	6
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	BNP	200	(16)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	MLP	400	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	BOA	100	(9)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	LEH	200	35
Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	GSC	100	18
Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	MSC	100	12
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.540%	)	12/20/2012	MSC	100	2
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%	)	12/20/2012	BOA	200	4
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	BCLY	100	9
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	DUB	100	8
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	BNP	100	11
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	BCLY	100	3
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	BEAR	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	RBS	300	13
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	MSC	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	MSC	100	4
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%		03/20/2013	DUB	1,000	29
Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	LEH	100	(5)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	200	0
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	LEH	500	8
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%	)	09/20/2012	RBS	100	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	100	2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	RBS	200	4
Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	CSFB	500	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	GSC	100	2
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	RBS	200	7
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	LEH	100	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	UBS	300	12
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	MLP	200	3
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	JPM	100	(1)
Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	GSC	200	1
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	500	0

See Accompanying Notes	Annual Report	March 31, 2008	97

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	CITI	$100	$0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	LEH	500	(9)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	GSC	200	0
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	BOA	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	MSC	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	MSC	100	3
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	MSC	100	3
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	GSC	100	4
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	RBS	200	10
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	CSFB	200	9
Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	LEH	500	(32)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	RBS	400	8
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	DUB	100	7
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	UBS	200	15
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	BNP	100	1
Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	LEH	100	0
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	MSC	500	(14)
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	GSC	100	2
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%	)	12/20/2012	GSC	300	4
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	MSC	100	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	JPM	100	5
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	BEAR	300	14
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY	200	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	GSC	100	5
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	GSC	100	1
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	BOA	100	3
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	RBS	500	14
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	MSC	100	2
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	MLP	200	0

							$62

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,000	$72
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	CITI	298	(5)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA	500	33
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC	250	17
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC	1,300	83
Dow Jones CDX N.A. IG9 Index	Sell	0.640%		12/20/2012	UBS	10,000	(130)
Dow Jones CDX N.A. IG9 Index	Sell	0.680%		12/20/2012	DUB	1,000	8
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	MSC	18,300	164
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	DUB	500	5
Dow Jones CDX N.A. IG9 Index	Sell	0.880%		12/20/2012	DUB	1,000	(2)
Dow Jones CDX N.A. IG9 Index	Sell	1.290%		12/20/2012	DUB	2,000	34
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	7,100	19
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	8,100	(31)

							$267

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	6,800	$(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CSFB		7,900	(2)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		5,600	(18)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$6,200	97
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	RBS		200	3
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		300	4
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		3,100	72
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,100	266
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,100	35
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CSFB		3,000	44
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,100	132
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		4,700	211
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		1,600	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		500	(25)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		5,600	(291)

98	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		$7,200	$4
Pay	3-Month USD-LIBOR	6.000%	06/15/2025	MLP		2,000	176
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	8
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		1,400	121
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,100	93
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	CITI	AUD	2,800	32
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI	EUR	200	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	36
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(63)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	UBS	JPY	130,000	(42)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	5,800	4

							$831

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$124.500	05/23/2008	60	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	77	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	20	0	0

				$3	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$7
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	244
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	191
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	8,400	84	198
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	114
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	211
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	4	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	109
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	401
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	217

							$611	$1,697

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$0
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	36
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	18
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	3

					$35	$64

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$9	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	10	12	12
Call - CBOT U.S. Treasury 30-Year Bond June Futures	124.000	05/23/2008	10	12	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	10	12	2

				$45	$42

See Accompanying Notes	Annual Report	March 31, 2008	99

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	185
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	300	2	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	17
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	133
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	2,400	68	139
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	81
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	159
Call - OTC 30-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	1,200	9	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	8
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	120
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	288
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	165

							$594	$1,314

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	702	04/2008	$4	$0	$4
Buy	BRL	2,158	07/2008	54	0	54
Sell		1,762	07/2008	20	0	20
Buy		779	12/2008	0	(1)	(1)
Sell		836	12/2008	9	0	9
Sell	CAD	58	04/2008	2	0	2
Buy	CLP	27,495	12/2008	5	0	5
Buy	CNY	10,884	07/2008	99	0	99
Sell		4,656	07/2008	0	(40)	(40)
Sell	EUR	2,789	04/2008	0	(54)	(54)
Sell	GBP	960	04/2008	3	(4)	(1)
Buy	INR	14,491	05/2008	15	0	15
Buy		1,112	08/2008	0	(1)	(1)
Buy	KRW	331,844	05/2008	0	(21)	(21)
Buy		490,944	08/2008	0	(32)	(32)
Buy	MXN	3,343	07/2008	10	0	10
Sell		2,967	07/2008	0	(8)	(8)
Buy	MYR	1,078	08/2008	4	0	4
Buy	NOK	1,111	06/2008	4	0	4
Buy	PHP	13,111	05/2008	0	(12)	(12)
Buy	PLN	1,442	07/2008	117	0	117
Buy	RUB	8,062	07/2008	17	0	17
Buy		13,456	11/2008	20	0	20
Buy	SGD	777	05/2008	43	0	43
Buy		470	08/2008	10	0	10
Buy		69	11/2008	2	0	2
Buy	TWD	574	09/2008	0	0	0
Buy	ZAR	153	12/2008	0	(1)	(1)

				$438	$(174)	$264

100	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Long Duration Total Return Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
6.800% due 08/03/2012	$998	$830

Total Bank Loan Obligations (Cost $954)		830

CORPORATE BONDS & NOTES 35.1%

BANKING & FINANCE 9.3%

ABX Financing Co.
6.350% due 10/15/2036	810	784

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	200	201

American Express Centurion Bank
3.075% due 05/07/2008	30	30

American Express Co.
8.150% due 03/19/2038	1,500	1,667

American Express Credit Corp.
3.179% due 03/02/2009	10	10

American International Group, Inc.
6.250% due 05/01/2036	980	930
6.250% due 03/15/2087	2,000	1,625

Bank of America N.A.
2.901% due 06/12/2009	200	199
6.000% due 10/15/2036	4,500	4,319

Barclays Bank PLC
6.050% due 12/04/2017	900	880
7.434% due 09/29/2049	1,500	1,359

Bear Stearns Cos., Inc.
3.474% due 01/31/2011	1,800	1,652

Citigroup, Inc.
2.695% due 12/26/2008	10	10
5.875% due 05/29/2037	500	436
6.125% due 08/25/2036	2,400	2,114
6.625% due 06/15/2032	3,500	3,307

Credit Agricole S.A.
3.090% due 05/28/2009	200	200

General Electric Capital Corp.
3.135% due 08/15/2011	10	10
3.994% due 10/21/2010	10	10
5.875% due 01/14/2038	100	97
6.375% due 11/15/2067	2,300	2,255
6.750% due 03/15/2032	5,450	5,839

Goldman Sachs Group, Inc.
3.325% due 02/06/2012	500	469
6.125% due 02/15/2033	1,500	1,370
6.450% due 05/01/2036	800	723
6.750% due 10/01/2037	3,400	3,173

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	348
5.875% due 11/01/2034	60	54

HSBC Holdings PLC
6.500% due 05/02/2036	1,390	1,349
6.500% due 09/15/2037	6,100	5,805

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	3,800	3,511

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,010	887

Kreditanstalt fuer Wiederaufbau
5.000% due 10/15/2009	4,900	4,903

Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	800	696
7.000% due 09/27/2027	1,200	1,112

Metropolitan Life Global Funding I
3.110% due 05/17/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
3.212% due 05/07/2009	$500	$492
7.250% due 04/01/2032	1,900	1,871

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	320	369

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	991

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,100	915

RBS Capital Trust II
6.425% due 12/29/2049	2,490	2,013

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,600	1,445

UBS Preferred Funding Trust V
6.243% due 05/29/2049	3,000	2,514

Wachovia Bank N.A.
5.850% due 02/01/2037	800	678

Wachovia Corp.
5.500% due 08/01/2035	10	8

Wells Fargo & Co.
5.375% due 02/07/2035	100	91

Wells Fargo Bank N.A.
5.950% due 08/26/2036	1,050	1,035

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,537

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

		66,422

INDUSTRIALS 13.9%

Amgen, Inc.
6.375% due 06/01/2037	3,800	3,617

Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	7,177

Apache Corp.
6.000% due 01/15/2037	800	810

AstraZeneca PLC
6.450% due 09/15/2037	3,000	3,231

Barrick Gold Corp.
5.800% due 11/15/2034	10	9

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	433

Canadian National Railway Co.
6.375% due 11/15/2037	300	294

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	1,790	1,650
6.250% due 03/15/2038	1,300	1,251
6.450% due 06/30/2033	100	100
6.500% due 02/15/2037	250	248
6.750% due 02/01/2039	3,125	3,200

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,246

Comcast Corp.
6.450% due 03/15/2037	300	284
6.950% due 08/15/2037	200	201
7.050% due 03/15/2033	10,540	10,782

Conoco Funding Co.
7.250% due 10/15/2031	10	12

ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	2,500	2,550

Covidien International Finance S.A.
6.550% due 10/15/2037	500	513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSX Corp.
6.150% due 05/01/2037	$800	$707
7.450% due 04/01/2038	4,200	4,326

CVS Caremark Corp.
3.376% due 06/01/2010	100	97

Devon Energy Corp.
7.950% due 04/15/2032	3,300	4,082

Devon Financing Corp. ULC
7.875% due 09/30/2031	2,930	3,611

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	849

EnCana Corp.
6.500% due 08/15/2034	1,650	1,670
6.625% due 08/15/2037	300	305

Energy Transfer Partners LP
6.625% due 10/15/2036	1,300	1,209
7.500% due 07/01/2038	1,200	1,207

Enterprise Products Operating LP
5.750% due 03/01/2035	400	347

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	1,996

Gaz Capital S.A.
8.625% due 04/28/2034	510	582

Georgia-Pacific LLC
7.750% due 11/15/2029	30	25

Hess Corp.
7.300% due 08/15/2031	1,300	1,469

International Business Machines Corp.
5.700% due 09/14/2017	700	735

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	850	721
6.500% due 02/01/2037	600	558
6.950% due 01/15/2038	4,310	4,243

Kraft Foods, Inc.
6.500% due 11/01/2031	530	499
6.875% due 02/01/2038	900	888
7.000% due 08/11/2037	800	802

Lockheed Martin Corp.
7.750% due 05/01/2026	7	9

Marathon Oil Corp.
6.600% due 10/01/2037	300	299

Norfolk Southern Corp.
7.250% due 02/15/2031	20	22

Nucor Corp.
6.400% due 12/01/2037	1,000	1,013

ONEOK Partners LP
6.850% due 10/15/2037	1,400	1,390

Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	541

Plains All American Pipeline LP
6.650% due 01/15/2037	700	665

Reynolds American, Inc.
7.250% due 06/15/2037	700	697

Suncor Energy, Inc.
6.500% due 06/15/2038	2,100	2,079

Target Corp.
6.500% due 10/15/2037	500	485
7.000% due 01/15/2038	1,100	1,134

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	1,000	978

Time Warner Cable, Inc.
6.550% due 05/01/2037	6,700	6,346

See Accompanying Notes	Annual Report	March 31, 2008	101

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Time Warner, Inc.
7.700% due 05/01/2032	$70	$74

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	300	290

Transocean, Inc.
6.800% due 03/15/2038	500	513

Union Pacific Corp.
6.150% due 05/01/2037	400	388

Vale Overseas Ltd.
6.875% due 11/21/2036	10	10

Valero Energy Corp.
6.625% due 06/15/2037	1,700	1,630
7.500% due 04/15/2032	1,350	1,409
8.750% due 06/15/2030	25	30

Viacom, Inc.
6.875% due 04/30/2036	450	435

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	4,000	4,214

XTO Energy, Inc.
6.100% due 04/01/2036	1,250	1,241
6.750% due 08/01/2037	4,650	4,990

Yum! Brands, Inc.
6.875% due 11/15/2037	100	96

		99,514

UTILITIES 11.9%

AEP Texas Central Co.
6.650% due 02/15/2033	1,500	1,481

Appalachian Power Co.
6.700% due 08/15/2037	1,810	1,741

AT&T Corp.
8.000% due 11/15/2031	8,970	10,514

AT&T, Inc.
6.500% due 09/01/2037	450	447

BellSouth Corp.
6.550% due 06/15/2034	15	15

British Telecommunications PLC
9.125% due 12/15/2030	630	785

Carolina Power & Light Co.
6.300% due 04/01/2038	800	824

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	7,100	8,543

Duke Energy LLC
6.450% due 10/15/2032	2,780	2,854

Enel Finance International S.A.
6.800% due 09/15/2037	1,300	1,316

FirstEnergy Corp.
7.375% due 11/15/2031	1,550	1,691

Florida Power Corp.
6.350% due 09/15/2037	200	209

France Telecom S.A.
8.500% due 03/01/2031	6,480	8,052

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	1,330	1,290
6.500% due 09/15/2037	7,200	7,241

NGPL Pipe Co. LLC
7.768% due 12/15/2037	300	309

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	950
6.050% due 03/01/2034	3,670	3,610
6.350% due 02/15/2038	800	813

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$600	$544

Sierra Pacific Power Co.
6.750% due 07/01/2037	6,400	6,171

Southern California Edison Co.
5.550% due 01/15/2037	400	380
5.625% due 02/01/2036	1,400	1,346
6.000% due 01/15/2034	3,800	3,847

Sprint Capital Corp.
8.750% due 03/15/2032	1,900	1,609

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,570	2,435

Telefonica Emisones SAU
7.045% due 06/20/2036	2,600	2,728

Verizon Communications, Inc.
5.850% due 09/15/2035	1,812	1,656

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	218

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	20
6.000% due 05/15/2037	5,100	4,992
6.350% due 11/30/2037	1,000	1,026

		84,951

Total Corporate Bonds & Notes (Cost $257,830)		250,887

MUNICIPAL BONDS & NOTES 0.8%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,900	2,759

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	289

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	135

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	1,300	1,294

New York State Urban Development Corporations Revenue Bonds, Series 2008
5.000% due 12/15/2027	800	812

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	265

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	49

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	477

Total Municipal Bonds & Notes (Cost $6,136)		6,080

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
2.666% due 07/25/2037	256	235
2.799% due 10/27/2037	2,400	2,274
3.099% due 02/25/2032	27	27
4.000% due 02/25/2019	100	97
4.300% due 08/18/2010	10	10
5.000% due 02/25/2017 - 08/25/2033	64	58

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/25/2024 - 03/01/2038	$73,460	$74,166
6.000% due 12/25/2034 - 11/01/2037	21,535	22,060
6.050% due 02/25/2044	500	544
6.210% due 08/06/2038	2,700	3,273
7.125% due 01/15/2030	200	261

Federal Farm Credit Bank
4.125% due 04/15/2010	15	16
4.180% due 09/22/2010	15	16
5.750% due 12/07/2028	20	22

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
5.250% due 09/12/2014	4,900	5,361

Freddie Mac
3.048% due 02/15/2019	445	442
3.218% due 01/15/2033	2	2
4.080% due 05/14/2009	25	26
5.000% due 04/15/2033 - 10/15/2033	75	71
5.500% due 11/15/2023 - 04/01/2038	6,288	6,357
6.000% due 06/15/2035 - 12/01/2037	28,288	29,030
8.250% due 06/01/2016	30	38

Small Business Administration
5.290% due 12/01/2027	2,000	2,031

Tennessee Valley Authority
4.500% due 04/01/2018	3,000	3,097
4.875% due 01/15/2048	4,050	3,986

Total U.S. Government Agencies (Cost $151,983)		153,520

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	34	37

U.S. Treasury Bonds
4.500% due 02/15/2036	260	269
4.750% due 02/15/2037	6,700	7,211
6.250% due 08/15/2023	22,900	28,183

Total U.S. Treasury Obligations (Cost $35,513)		35,700

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	300	273

Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037	96	111

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	893	855
4.488% due 02/25/2034	127	119

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	832	684

CC Mortgage Funding Corp.
2.729% due 05/25/2048	192	156

Countrywide Alternative Loan Trust
2.731% due 12/20/2046	558	425
2.879% due 02/25/2037	289	227

CS First Boston Mortgage Securities Corp.
5.104% due 07/25/2033	152	145

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	6	6

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	150	145

102	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	$130	$104

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,670

Harborview Mortgage Loan Trust
5.219% due 07/19/2035	260	256

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	200	199

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	359	318

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	341	324
2.889% due 10/19/2034	88	77

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	266	247

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	206	193

WaMu Mortgage Pass-Through Certificates
3.027% due 08/25/2033	500	500
4.229% due 03/25/2034	1,612	1,609
5.056% due 01/25/2047	8	6
5.572% due 10/25/2046	23	19
5.726% due 08/25/2042	9	9

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	964	945

Total Mortgage-Backed Securities (Cost $13,199)		12,622

ASSET-BACKED SECURITIES 2.0%

Argent Securities, Inc.
2.649% due 10/25/2036	14	14

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	10	10
2.649% due 12/25/2036	5	5

BA Credit Card
3.521% due 08/15/2011	3,100	3,099

Bear Stearns Asset-Backed Securities Trust
5.783% due 07/25/2036	19	15

Chase Credit Card Master Trust
2.928% due 10/15/2010	20	20
2.988% due 09/15/2011	200	199

Chase Issuance Trust
3.609% due 05/16/2011 (a)	1,800	1,800

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	300	300
3.770% due 05/18/2011	3,100	3,102

Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	82	78

Countrywide Asset-Backed Certificates
2.709% due 10/25/2046	81	79

Credit-Based Asset Servicing & Securitization LLC
2.719% due 07/25/2037	254	239

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 09/25/2036	102	96

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

First NLC Trust
2.669% due 08/25/2037		$84	$80

First USA Credit Card Master Trust
2.935% due 04/18/2011		300	300

Fremont Home Loan Trust
2.709% due 02/25/2036		600	572

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		1,338	1,244

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037		145	137

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037		85	82

MASTR Asset-Backed Securities Trust
2.679% due 05/25/2037		138	129

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037		252	231

Morgan Stanley ABS Capital I
2.659% due 05/25/2037		238	230

Securitized Asset-Backed Receivables LLC Trust
2.729% due 05/25/2037		332	311

SLC Student Loan Trust
3.045% due 02/15/2015		445	443

SLM Student Loan Trust
3.311% due 04/25/2014		128	127
3.321% due 07/25/2013		446	445
3.321% due 10/25/2016		157	156
3.321% due 07/25/2017		163	162
3.321% due 10/25/2018		170	169
3.331% due 04/25/2017		172	172

Soundview Home Equity Loan Trust
2.679% due 06/25/2037		156	148

Total Asset-Backed Securities (Cost $14,422)			14,194

SOVEREIGN ISSUES 0.2%

Brazilian Government International Bond
7.125% due 01/20/2037		600	648

Colombia Government International Bond
7.375% due 09/18/2037		620	667

Export-Import Bank of Korea
3.166% due 06/01/2009		200	200

Total Sovereign Issues (Cost $1,579)			1,515

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	13,000	6,934
12.500% due 01/05/2016		2,000	1,230

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	182

HBOS PLC
6.367% due 06/29/2049		50	71

Total Foreign Currency-Denominated Issues (Cost $8,426)			8,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 0.0%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$10	$10

Fortis Bank NY
2.646% due 09/30/2008	10	10

Nordea Bank Finland PLC
3.046% due 04/09/2009	20	20

		40

COMMERCIAL PAPER 11.2%

ASB Finance Ltd.
4.550% due 04/21/2008	12,700	12,668

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	2,900	2,891
3.095% due 05/05/2008	10,700	10,669

Federal Home Loan Bank
1.500% due 04/01/2008	6,000	6,000

Nordea N.A., Inc.
2.950% due 04/09/2008	10,700	10,693

Royal Bank of Scotland Group PLC
3.110% due 05/06/2008	8,500	8,474

Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	1,500	1,498

UBS Finance Delaware LLC
2.940% due 06/05/2008	600	597
2.985% due 05/01/2008	12,400	12,369

Westpac Banking Corp.
3.070% due 05/06/2008	14,500	14,457

		80,316

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,827	1,827

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,864. Repurchase proceeds are $1,827.)

U.S. TREASURY BILLS 15.0%
0.912% due 04/17/2008 - 07/17/2008 (b)(d)	107,150	107,051

Total Short-Term Instruments (Cost $189,261)		189,234

Total Investments 94.2% (Cost $679,303)		$672,999

Other Assets and Liabilities (Net) 5.8%		41,194

Net Assets (e) 100.0%		$714,193

See Accompanying Notes	Annual Report	March 31, 2008	103

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,481 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $4,093 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $5,940 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	6	$(13)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,275	3,107
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	1,162	(930)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	43	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	82	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	80	9

				$2,181

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	$19,000	$207
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	12,400	83
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	11,800	(45)
Dow Jones CDX N.A. IG10 Index	Sell	1.500%	06/20/2018	MSC	34,400	(255)

						$(10)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	RBS	$12,000	$704
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	39,000	2,428
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	DUB	500	44
Pay	3-Month USD-LIBOR	5.000%	06/18/2028	DUB	33,200	1,415
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC	6,400	554
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	10,400	877

						$6,022

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Freddie Mac	5.500%	04/01/2038	$6,000	$6,055	$6,059
U.S. Treasury Bonds	4.750%	02/15/2037	2,522	2,633	2,735
U.S. Treasury Bonds	6.250%	08/15/2023	4,200	5,176	5,214

				$13,864	$14,008

(2)	Market value includes $65 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,669	04/2008	$9	$0	$9
Buy	BRL	4,406	07/2008	53	0	53
Sell		8,899	07/2008	121	0	121
Buy		2,057	12/2008	0	(3)	(3)
Sell		2,529	12/2008	35	0	35
Buy	CNY	118	07/2008	1	0	1
Sell	EUR	45	04/2008	0	0	0

104	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	1,832	04/2008	$0	$(10)	$(10)
Buy	JPY	160,755	05/2008	36	0	36
Sell		161,078	05/2008	8	0	8
Buy	KRW	1,656,150	05/2008	0	(118)	(118)
Buy		1,064,760	08/2008	0	(64)	(64)
Buy	MXN	20,139	07/2008	52	0	52
Buy	MYR	5,187	08/2008	18	0	18
Buy	PHP	43,431	08/2008	0	(44)	(44)
Buy	PLN	5,393	07/2008	395	0	395
Buy	RUB	89,353	11/2008	119	0	119
Buy	SGD	2,687	05/2008	133	0	133
Buy		1,597	08/2008	36	0	36

				$1,016	$(239)	$777

See Accompanying Notes	Annual Report	March 31, 2008	105

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 6.6%

Bank of America Corp.
4.637% due 10/14/2016	$5,000	$4,603

CIT Group, Inc.
3.190% due 08/17/2009	6,000	5,042

Citigroup, Inc.
3.291% due 01/30/2009	9,500	9,417

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,065

General Electric Capital Corp.
3.274% due 10/26/2009	2,000	1,981

Goldman Sachs Group, Inc.
2.971% due 06/28/2010	2,300	2,242
3.325% due 02/06/2012	5,100	4,783

HSBC Finance Corp.
2.930% due 09/15/2008	15,000	14,858
3.506% due 06/01/2016	3,000	2,474
4.508% due 01/15/2014	5,000	4,420

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,844

JPMorgan Chase Capital XX
6.550% due 09/29/2036	4,200	3,686

Lehman Brothers Holdings, Inc.
3.938% due 01/23/2009	9,200	8,834

Morgan Stanley
3.206% due 02/09/2009	8,000	7,910
4.401% due 10/18/2016	9,400	8,482
4.738% due 10/15/2015	3,000	2,433

RBS Capital Trust II
6.425% due 12/29/2049	600	485

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,087

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,971	6,358

Wells Fargo & Co.
2.659% due 03/23/2010	10,800	10,629

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,885

		113,518

INDUSTRIALS 2.0%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,873

Daimler Finance North America LLC
3.298% due 03/13/2009	11,800	11,648

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,225

International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,512

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,134

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,041

Loews Corp.
5.250% due 03/15/2016	3,000	3,006

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,494

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	890

		34,823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.4%

BellSouth Corp.
5.200% due 09/15/2014	$6,000	$6,000

GTE Corp.
7.510% due 04/01/2009	100	104

		6,104

Total Corporate Bonds & Notes (Cost $160,295)		154,445

MUNICIPAL BONDS & NOTES 0.7%

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	92

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,341
5.000% due 08/01/2032	3,000	3,002

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,862

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	206

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	570

Total Municipal Bonds & Notes (Cost $12,206)		12,073

U.S. GOVERNMENT AGENCIES 45.2%

Fannie Mae
0.000% due 03/25/2009 (b)	99	98
0.000% due 05/15/2030	12,489	4,161
2.666% due 07/25/2037	2,473	2,267
2.975% due 03/18/2031	1,013	994
3.199% due 10/25/2017	223	221
3.499% due 04/25/2032	209	211
4.250% due 04/25/2037	335	267
4.500% due 10/25/2023 - 09/01/2035	8,160	7,763
4.567% due 07/01/2035	866	871
5.000% due 11/25/2015 - 08/25/2036	18,993	17,114
5.125% due 07/16/2018	500	500
5.375% due 04/11/2022	11,900	12,308
5.380% due 07/01/2033	2,409	2,435
5.500% due 09/25/2024 - 12/01/2037	136,739	138,127
5.722% due 06/01/2043	1,276	1,268
5.723% due 03/01/2044	1,065	1,059
5.800% due 02/09/2026	15,000	15,861
6.000% due 05/17/2027	1,147	1,201
6.203% due 11/01/2034	496	501
6.210% due 08/06/2038	8,000	9,697
6.250% due 12/25/2013	6	6
6.500% due 11/25/2023 - 07/25/2031	6,104	6,407
6.556% due 10/01/2024	112	113
6.625% due 11/15/2030	900	1,117
6.745% due 04/01/2028	107	112
6.750% due 06/25/2032	5,857	6,047
6.824% due 12/01/2027	108	111
6.900% due 05/25/2023	257	276
6.950% due 07/25/2020	75	80
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,354	4,741
7.047% due 11/01/2023	293	297
7.067% due 05/01/2025	33	34
7.077% due 10/01/2024	2	2
7.132% due 02/01/2028	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 07/01/2032	$11	$12
7.800% due 10/25/2022	35	38
9.000% due 08/01/2021 - 06/01/2027	79	88

Farmer Mac
7.316% due 07/25/2011	1,823	1,843

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	20,776
5.050% due 03/28/2019	1,000	1,068
5.125% due 07/09/2029	675	697
5.150% due 03/25/2020	1,000	1,066
5.750% due 12/07/2028	500	557

Federal Home Loan Bank
5.125% due 12/29/2008	45,000	45,957
5.250% due 09/12/2014 - 07/24/2018	31,400	32,972
5.300% due 06/26/2023	2,000	2,003

Federal Housing Administration
6.896% due 07/01/2020	1,469	1,477
7.000% due 11/25/2019	377	380
7.430% due 11/01/2019 - 06/01/2024	796	804

Freddie Mac
0.000% due 12/11/2025	34,600	14,324
3.048% due 02/15/2019	12,453	12,376
3.218% due 01/15/2033	596	581
3.318% due 06/15/2030 - 12/15/2032	833	818
3.368% due 06/15/2031	271	266
4.000% due 11/15/2018	12,632	12,197
4.500% due 12/15/2019 - 07/15/2035	42,590	39,155
4.750% due 01/19/2016	19,400	20,521
5.000% due 03/18/2014 - 09/15/2035	58,146	54,575
5.200% due 10/25/2023	100	101
5.400% due 03/17/2021	20,000	21,530
5.500% due 11/15/2023 - 09/01/2037	33,139	32,827
5.625% due 11/23/2035	21,800	22,744
5.722% due 10/25/2044	9,138	9,051
5.922% due 07/25/2044	2,490	2,432
6.000% due 04/15/2034 - 05/15/2036	92,091	91,012
6.250% due 09/15/2023	4,537	4,765
6.271% due 01/01/2028	23	23
6.342% due 01/01/2028	175	177
6.460% due 02/01/2028	240	245
6.500% due 11/15/2008 (a)	8	0
6.500% due 11/15/2023 - 10/25/2043	2,631	2,799
7.000% due 07/15/2022 - 01/15/2024	814	870
7.000% due 12/15/2023 (a)	25	1
7.029% due 12/01/2024	61	63
7.112% due 10/01/2026	61	62
7.125% due 05/01/2022	7	7
7.171% due 06/01/2022	8	8
7.200% due 09/01/2027	40	41

Ginnie Mae
3.486% due 03/20/2031	1,322	1,313
5.000% due 09/20/2035	27,440	23,357
5.125% due 12/20/2017 - 11/20/2027	347	347
5.500% due 02/20/2033	1,724	1,762
5.625% due 09/20/2017 - 09/20/2026	582	588
6.000% due 08/20/2033	2,648	2,728
6.375% due 02/20/2017 - 05/20/2030	1,651	1,689
6.500% due 03/20/2021 - 05/20/2032	379	389
7.000% due 03/16/2029	468	465

106	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Overseas Private Investment Corp.
4.736% due 03/15/2022	$4,138	$4,128

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,731

Small Business Administration
5.240% due 08/01/2023	5,485	5,621

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,641
4.875% due 01/15/2048	11,700	11,515
5.375% due 04/01/2056	18,000	19,134

Total U.S. Government Agencies (Cost $757,254)		778,026

U.S. TREASURY OBLIGATIONS 18.2%

Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	14,257	14,684
2.375% due 01/15/2025	11,287	12,273

U.S. Treasury Bonds
4.500% due 02/15/2036	1,000	1,034
4.750% due 02/15/2037	16,600	17,867
5.000% due 05/15/2037	63,300	70,847
6.250% due 08/15/2023	109,400	134,639
8.750% due 08/15/2020	3,600	5,287

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,352
4.250% due 08/15/2014	500	547

U.S. Treasury Strips
0.000% due 05/15/2021	30,000	16,903
0.000% due 11/15/2024	2,100	989
0.000% due 02/15/2032	22,500	7,814
0.000% due 08/15/2032	22,500	7,642
0.000% due 02/15/2033	38,400	12,757

Total U.S. Treasury Obligations (Cost $304,371)		313,635

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,740

Banc of America Funding Corp.
4.622% due 02/20/2036	8,707	8,341

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,217	6,911
4.488% due 02/25/2034	1,345	1,258
4.750% due 10/25/2035	9,982	9,472
4.760% due 01/25/2034	526	506
5.401% due 04/25/2033	582	542
6.764% due 02/25/2033	73	68

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	1,663	1,368

Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	38	38

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,691	1,284
2.809% due 05/25/2035	1,547	1,224
5.500% due 10/25/2033	6,400	4,493

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	526	409
2.919% due 03/25/2035	2,691	2,013
2.939% due 06/25/2035	2,210	1,948
6.000% due 10/25/2034	5,148	4,015

CS First Boston Mortgage Securities Corp.
5.104% due 07/25/2033	1,461	1,400

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	964	898

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,414	1,362

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	$222	$200

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	1,265	1,012

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	952	880

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.779% due 05/19/2035	1,251	986
2.799% due 03/19/2037	1,284	968
5.219% due 07/19/2035	2,468	2,432

Impac CMB Trust
2.849% due 10/25/2035	8,247	5,895
5.749% due 09/25/2034	2,968	2,821

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	4,486

MASTR Asset Securitization Trust
5.500% due 09/25/2033	738	710

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	7,400	6,204

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	1,191	925
2.999% due 01/25/2033	213	191
2.999% due 03/25/2033	557	484
6.000% due 06/25/2036	4,751	4,207

Sequoia Mortgage Trust
2.886% due 07/20/2033	1,248	1,191

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	4,366	3,318

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	341	324
2.809% due 04/25/2036	7,382	5,600
2.819% due 05/25/2036	398	302
2.979% due 10/19/2033	296	264

Structured Asset Securities Corp.
7.108% due 01/25/2032	4	3

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	478	469

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	823	774

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	1,017	788
2.859% due 11/25/2045	92	74
2.889% due 10/25/2045	1,839	1,469
2.909% due 01/25/2045	1,924	1,536
3.139% due 12/25/2027	1,482	1,346
5.136% due 12/25/2046	1,485	1,155
5.326% due 02/25/2046	2,605	2,028
5.326% due 08/25/2046	7,216	5,040
5.572% due 08/25/2046	945	775
5.718% due 05/25/2041	248	231
5.726% due 06/25/2042	134	122
5.726% due 08/25/2042	70	64

Wells Fargo Mortgage-Backed Securities Trust
5.109% due 03/25/2036	7,042	6,754

Total Mortgage-Backed Securities (Cost $138,153)		119,147

ASSET-BACKED SECURITIES 4.1%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 07/25/2036	1,077	1,058
2.679% due 02/25/2036	49	49
2.679% due 10/25/2036	774	751

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ameriquest Mortgage Securities, Inc.
2.739% due 03/25/2036	$902	$891

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	23	20

Argent Securities, Inc.
2.639% due 06/25/2036	133	132
2.649% due 09/25/2036	1,006	984
2.649% due 10/25/2036	1,701	1,664

Asset-Backed Securities Corp. Home Equity
2.659% due 07/25/2036	486	479
2.709% due 05/25/2036	1,654	1,640

Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	88	88
2.929% due 10/25/2032	307	266
3.099% due 11/25/2042	2,071	1,842

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	194	192
2.664% due 07/25/2036	90	90
2.919% due 10/25/2035	962	827

Chase Credit Card Master Trust
2.988% due 09/15/2011	3,900	3,869

Chase Funding Mortgage Loan Asset-Backed Certificates
3.099% due 10/25/2031	84	81

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	49	45

Citigroup Mortgage Loan Trust, Inc.
2.669% due 08/25/2036	302	299

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	1,359	1,331
2.649% due 01/25/2037	139	138
2.649% due 03/25/2037	2,261	2,171
2.709% due 10/25/2046	408	395
2.759% due 02/25/2036	404	372
2.759% due 11/25/2036	283	279
2.809% due 10/25/2035	118	116

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	393	376
2.689% due 12/25/2037	814	793

CS First Boston Mortgage Securities Corp.
2.849% due 01/25/2043	403	387

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	982	889
2.649% due 03/25/2037	3,598	3,453

First USA Credit Card Master Trust
2.935% due 04/18/2011	5,800	5,793

Fremont Home Loan Trust
2.659% due 01/25/2037	1,339	1,219

GSAMP Trust
2.719% due 12/25/2035	186	184

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

GSRPM Mortgage Loan Trust
2.719% due 03/25/2035	434	416

Home Equity Mortgage Trust
2.779% due 05/25/2036	9,472	7,952

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	8,762	8,146

Indymac Residential Asset-Backed Trust
2.749% due 03/25/2036	5,125	5,005

LA Arena Funding LLC
7.656% due 12/15/2026	83	80

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	1,049	1,013

See Accompanying Notes	Annual Report	March 31, 2008	107

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036	$188	$186

Morgan Stanley ABS Capital I
2.699% due 04/25/2036	2,000	1,952

Residential Asset Securities Corp.
2.669% due 07/25/2036	733	726
2.669% due 11/25/2036	714	681

SACO I, Inc.
2.979% due 11/25/2035	2,117	1,800

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	310	300
2.659% due 11/25/2036	1,074	1,036
2.739% due 02/25/2036	636	633

Structured Asset Securities Corp.
2.649% due 10/25/2036	1,094	1,061
2.709% due 04/25/2036	1,600	1,545

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	1,426	1,288

Total Asset-Backed Securities (Cost $74,495)		70,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 23.3%

COMMERCIAL PAPER 1.5%

Federal Home Loan Bank
1.500% due 04/01/2008	$25,900	$25,900

REPURCHASE AGREEMENTS 4.0%

Deutsche Bank AG
1.200% due 04/01/2008	65,000	65,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $66,372. Repurchase proceeds are $65,002.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,644	3,644
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $3,720. Repurchase proceeds are $3,644.)

		68,644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 17.8%
0.565% due 04/17/2008 - 07/17/2008 (c)(e)(f)(g)	$305,950	$305,665

Total Short-Term Instruments (Cost $400,352)		400,209

PURCHASED OPTIONS (k) 0.3%
(Cost $1,808)		5,187

Total Investments 107.7% (Cost $1,848,934)		$1,853,016

Written Options (l) (0.3%) (Premiums $3,117)		(5,800)

Other Assets and Liabilities (Net) (7.4%)		(125,976)

Net Assets (h) 100.0%		$1,721,240

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $2,218 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $8,631 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Cash of $22,160 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Short	03/2010	25	$(73)
U.S. Treasury 2-Year Note June Futures	Long	06/2008	107	(14)
U.S. Treasury 5-Year Note June Futures	Long	06/2008	260	141
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,134	738
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	3,940	(1,550)

				$(758)

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	CSFB	$2,800	$12
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.900%		03/20/2013	BNP	25,000	89
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	6,000	99
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	BEAR	5,000	798
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	2,350	137
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	5,000	548
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	3,000	196
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	2,900	208
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	BEAR	4,000	52
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	RBS	2,000	59
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	3,000	82
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	5,000	465

108	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	$4,400	$415
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	RBS	3,000	274
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	MSC	1,500	70
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC	900	25
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.670%		03/20/2018	GSC	25,000	22
Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	BEAR	3,000	64
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	5,000	253

							$4,126

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	$3,900	$16
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	13,400	491
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	24,500	1,075
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	264,200	12,510
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	RBS	77,900	357
Pay	3-Month USD-LIBOR	5.000%	12/20/2026	LEH	46,700	6,727
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	7,900	109

						$21,285

(k)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$398
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,600	195	1,595
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	74,400	654	964
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	631

							$1,808	$5,187

(l)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$400
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	332
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,700	196	1,117
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	694
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	332
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,800	138	1,124
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,900	621	976
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	627
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	173
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	25

							$3,117	$5,800

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$44,000	$44,536	$44,419
Fannie Mae	6.000%	04/01/2038	36,120	36,290	37,006
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,531	4,583

				$85,357	$86,008

(2)	Market value includes $41 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	109

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$47,760	$39,727

Idearc, Inc.
4.700% due 11/17/2014	36,759	29,577

Total Bank Loan Obligations (Cost $82,433)		69,304

CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 21.8%

American Express Bank FSB
2.596% due 10/20/2009	23,800	23,640

American Express Centurion Bank
3.075% due 05/07/2008	21,000	20,996

American Express Credit Corp.
3.118% due 11/09/2009	32,600	31,917

American Honda Finance Corp.
3.085% due 08/05/2008	18,670	18,673

ANZ National International Ltd.
3.168% due 08/07/2009	5,700	5,690

Bank of America Corp.
2.681% due 09/25/2009	61,900	61,302
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	188,900	189,508

Bank of America N.A.
2.901% due 06/12/2009	12,000	11,940

Bank of Ireland
2.589% due 12/19/2008	4,100	4,097

Bank of New York Mellon Corp.
3.495% due 02/05/2010	63,300	63,333

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	20,800	19,776
3.160% due 08/21/2009	9,200	8,706
3.190% due 05/18/2010	64,800	60,302

Calabash Re Ltd.
11.200% due 01/08/2010	4,700	4,769
13.700% due 01/08/2010	4,500	4,643

Capital One Financial Corp.
3.270% due 09/10/2009	100,770	91,329

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	1,800	1,800

CIT Group, Inc.
2.729% due 12/19/2008	31,200	28,121
3.100% due 06/08/2009	1,350	1,118
3.190% due 08/17/2009	48,100	40,422
3.215% due 08/15/2008	2,000	1,846
3.302% due 05/23/2008	9,200	9,017

Citigroup Funding, Inc.
2.599% due 04/23/2009	76,520	75,597
2.606% due 06/26/2009	17,975	17,723
2.980% due 12/08/2008	23,100	22,885

Citigroup, Inc.
2.701% due 12/28/2009	22,100	21,645
3.162% due 05/02/2008	33,000	32,988
5.100% due 09/29/2011	1,500	1,501

Countrywide Financial Corp.
4.786% due 01/05/2009	5,000	4,681

Credit Agricole S.A.
3.090% due 05/28/2009	17,600	17,619
3.140% due 05/28/2010	24,400	24,420

DnB NOR Bank ASA
4.447% due 10/13/2009	18,900	18,924

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	$9,200	$8,766
7.250% due 10/25/2011	900	740
7.375% due 10/28/2009	13,000	11,857
7.375% due 02/01/2011	600	501

General Electric Capital Corp.
2.840% due 03/16/2009	10,000	9,986
2.931% due 03/12/2010	35,400	35,225
3.689% due 02/01/2011	63,300	62,852
3.964% due 01/20/2010	39,800	39,544
4.686% due 01/05/2009	24,400	24,382
4.706% due 10/06/2010	12,200	12,005

General Motors Acceptance Corp.
7.430% due 12/01/2021	92	93

GMAC LLC
6.000% due 12/15/2011	3,500	2,620

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	36,400	36,146
2.689% due 06/23/2009	14,200	14,020
2.746% due 03/30/2009	20,800	20,597
3.186% due 11/10/2008	31,800	31,636
3.406% due 07/29/2008	21,600	21,550
4.178% due 07/23/2009	600	595

HSBC Bank USA N.A.
3.130% due 06/10/2009	9,200	9,174

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	21,596

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	894

HSBC Finance Corp.
2.930% due 09/15/2008	16,600	16,443
8.000% due 07/15/2010	12,000	12,677

ICICI Bank Ltd.
4.917% due 01/12/2010	32,200	30,825

John Deere Capital Corp.
4.500% due 08/25/2008	900	904

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	10,900	10,394
3.170% due 08/21/2009	43,100	41,290
3.232% due 05/25/2010	1,400	1,253
3.346% due 11/10/2009	15,000	13,590
3.984% due 10/22/2008	29,970	29,188
5.625% due 01/24/2013	5,300	5,161

Longpoint Re Ltd.
8.050% due 05/08/2010	8,500	8,617

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	21,000	20,472
3.158% due 08/14/2009	23,000	22,536
3.531% due 07/25/2011	32,700	29,766
3.888% due 10/23/2008	25,500	25,415

Morgan Stanley
2.639% due 11/21/2008	16,460	16,363
3.206% due 02/09/2009	30,000	29,664
4.348% due 01/15/2010	30,900	29,555

Mystic Re Ltd.
9.390% due 12/05/2008	26,900	26,674
13.090% due 06/07/2011	6,400	6,608

National Australia Bank Ltd.
2.979% due 09/11/2009	23,500	23,489
3.578% due 02/08/2010	109,600	109,653

Osiris Capital PLC
7.108% due 01/15/2010	11,000	10,936

Phoenix Quake Ltd.
5.148% due 07/03/2008	6,500	6,500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	6,400	6,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	$3,000	$2,958

PNC Bank N.A.
3.689% due 02/01/2010	73,400	73,300

Pricoa Global Funding I
2.981% due 09/12/2008	10,000	10,000
3.136% due 03/03/2009	22,000	21,992

Regions Financial Corp.
4.500% due 08/08/2008	19,318	19,397

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	1,800	1,842

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	49,100	49,022
9.118% due 03/31/2049	37,207	37,560

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	4,700	4,686
3.205% due 02/06/2009	200	199

SLM Corp.
3.471% due 07/27/2009	16,200	13,634
3.491% due 07/26/2010	5,200	4,097

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	9,992

U.S. Bancorp
3.512% due 02/04/2010	37,820	37,568

VTB Capital S.A.
3.839% due 08/01/2008	20,500	20,295

Wachovia Bank N.A.
2.639% due 03/23/2009	17,850	17,686

Wachovia Corp.
3.126% due 12/01/2009	25,600	24,926
3.301% due 10/28/2008	21,900	21,777
7.980% due 02/28/2049	176,000	173,454

Wells Fargo & Co.
3.674% due 01/29/2010	70,100	69,778
4.477% due 01/12/2011	6,600	6,468

Westpac Banking Corp.
3.040% due 06/06/2008	13,300	13,298

		2,484,243

INDUSTRIALS 1.5%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,700	4,613

Cisco Systems, Inc.
3.158% due 02/20/2009	2,400	2,400

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,610

Daimler Finance North America LLC
3.218% due 03/13/2009	28,600	28,253
3.562% due 08/03/2009	23,000	22,650
4.050% due 06/04/2008	80	80

El Paso Corp.
7.625% due 09/01/2008	1,075	1,090

General Mills, Inc.
4.024% due 01/22/2010	17,700	17,333

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,694

Time Warner, Inc.
3.300% due 11/13/2009	17,400	16,668

Transocean, Inc.
3.214% due 09/05/2008	23,000	22,888

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	47,000	47,005

		175,284

110	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.9%

AT&T, Inc.
3.195% due 02/05/2010	$11,700	$11,595

BellSouth Corp.
3.165% due 08/15/2008	38,950	38,903

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,025

Public Service Electric & Gas Co.
3.776% due 03/12/2010	51,300	51,259

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,600

Southern California Edison Co.
3.212% due 02/02/2009	20,470	19,769

Telecom Italia Capital S.A.
4.561% due 07/18/2011	24,000	21,442

Telefonica Emisones SAU
2.842% due 06/19/2009	33,000	32,152

		211,745

Total Corporate Bonds & Notes (Cost $2,926,671)		2,871,272

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	28,000	27,817

Total Commodity Index-Linked Notes (Cost $28,000)		27,817

U.S. GOVERNMENT AGENCIES 34.3%

Fannie Mae
0.950% due 03/25/2009 (b)	201	1
2.666% due 12/25/2036	10,465	10,055
2.799% due 10/27/2037	107,300	101,647
2.949% due 03/25/2044	884	873
2.999% due 05/25/2031 - 06/25/2032	3,152	3,049
3.199% due 05/25/2030	732	731
3.225% due 04/25/2022	17	16
3.249% due 05/25/2030	732	732
4.000% due 05/01/2011	220	223
4.250% due 05/25/2033	9,449	9,341
4.500% due 06/01/2011 - 08/01/2035	4,704	4,780
4.532% due 09/01/2035	10,837	10,912
4.535% due 04/01/2034	2,150	2,154
4.623% due 07/01/2035	11,844	11,989
4.642% due 07/01/2035	13,844	14,014
4.665% due 05/01/2035	9,727	9,843
4.669% due 01/01/2035	16,114	16,308
4.712% due 03/01/2035	1,835	1,862
4.747% due 03/01/2035	20,070	20,488
4.929% due 10/01/2035	7,955	8,127
5.000% due 12/01/2013 - 03/01/2038	1,189,837	1,204,643
5.029% due 06/01/2035	4,266	4,338
5.039% due 03/01/2035	6,314	6,475
5.320% due 06/01/2017	16	16
5.379% due 09/01/2032	1,997	2,009
5.420% due 08/01/2017	7	7
5.422% due 07/01/2018 - 02/01/2028	141	141
5.424% due 12/01/2017	26	26
5.498% due 11/01/2017	37	36
5.500% due 10/01/2008 - 04/01/2038	1,009,383	1,022,501
5.625% due 07/01/2017	57	57
5.632% due 04/01/2018	1,039	1,037
5.697% due 07/01/2017	55	56
5.722% due 07/01/2042 - 07/01/2044	14,924	14,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.772% due 09/01/2041	$22,097	$21,879
5.922% due 10/01/2030 - 11/01/2039	1,990	1,986
6.000% due 03/01/2009 - 04/01/2038	184,703	189,783
6.002% due 01/01/2021	35	35
6.076% due 01/01/2024	153	156
6.206% due 11/01/2017	64	64
6.270% due 08/01/2029	963	988
6.292% due 07/25/2017	542	572
6.295% due 11/01/2018	5	4
6.371% due 01/01/2024	11	11
6.500% due 03/25/2009 (b)	48	2
6.500% due 08/01/2029 - 12/25/2042	120,506	125,728
6.863% due 04/01/2024	235	241
6.961% due 11/01/2027	111	112
6.977% due 06/01/2022	8	8
7.000% due 05/01/2012 - 01/01/2032	1,282	1,289
7.132% due 02/01/2028	298	302
7.257% due 07/01/2023	92	93
7.436% due 10/01/2024	184	188
7.500% due 02/01/2013	4	4
8.000% due 04/01/2030 - 11/01/2031	3,231	3,502
8.500% due 02/01/2017 - 04/01/2025	153	168
8.800% due 01/25/2019	98	108
9.000% due 03/25/2021 - 01/01/2025	350	390
9.250% due 10/25/2018	6	7
9.500% due 03/25/2020 - 11/01/2025	787	876
10.000% due 10/01/2009 - 05/01/2022	32	34
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	4	5
11.250% due 10/01/2015	7	8
11.500% due 11/01/2019 - 02/01/2020	3	3
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,775	4,819

Freddie Mac
2.859% due 08/25/2031	4,427	4,358
2.879% due 09/25/2031	7,402	7,398
2.968% due 07/15/2019 - 10/15/2020	327,326	316,699
3.000% due 02/15/2023	34	34
3.048% due 02/15/2019	108,955	108,278
3.118% due 05/15/2036	16,972	16,383
3.168% due 12/15/2030	14,259	13,945
3.218% due 06/15/2018	4,620	4,564
3.268% due 11/15/2030	12	12
3.825% due 10/15/2020	62	62
3.875% due 03/15/2021	35	35
4.000% due 09/15/2015	195	197
4.000% due 01/15/2024 (b)	3,904	525
4.458% due 03/01/2035	6,181	6,233
4.500% due 02/15/2015 - 06/01/2018	47,763	48,470
4.599% due 04/01/2035	13,334	13,329
4.630% due 04/01/2035	10,205	10,225
4.701% due 06/01/2035	52,587	53,479
4.704% due 08/01/2035	90,442	91,106
4.729% due 03/01/2035	10,400	10,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.792% due 08/01/2035	$20,484	$20,646
4.883% due 04/01/2035	2,559	2,599
4.909% due 07/01/2035	23,732	24,124
4.960% due 03/01/2035	2,503	2,544
5.000% due 04/01/2013 - 07/15/2024	65,789	66,684
5.048% due 04/01/2035	4,735	4,837
5.500% due 02/15/2014 - 03/01/2037	73,643	74,852
5.591% due 08/15/2032	831	826
5.922% due 07/25/2044	848	828
6.000% due 03/01/2011 - 11/01/2037	35,512	36,526
6.365% due 01/01/2024	100	102
6.373% due 11/01/2022	282	287
6.500% due 01/01/2017 - 07/25/2043	62,282	65,102
6.602% due 02/01/2020	324	335
6.926% due 10/01/2027	30	30
7.000% due 01/01/2030 - 04/01/2032	79	83
7.022% due 06/01/2024	74	75
7.024% due 01/01/2024	127	129
7.046% due 11/01/2023	46	47
7.065% due 07/01/2018	56	57
7.119% due 10/01/2023	131	133
7.130% due 12/01/2022	45	46
7.152% due 09/01/2023	21	22
7.250% due 02/01/2023	2	1
7.335% due 03/01/2024	1	1
7.500% due 07/15/2030	618	626
8.000% due 01/01/2012 - 12/01/2024	401	428
8.500% due 06/01/2009 - 11/01/2025	870	964
9.000% due 12/15/2020 - 08/01/2022	323	341
9.500% due 03/01/2010 - 09/01/2021	106	115
9.750% due 11/01/2008	5	5
10.000% due 03/01/2016 - 05/15/2020	49	53
10.500% due 10/01/2010 - 05/01/2014	1	1
10.750% due 09/01/2009 - 08/01/2011	8	8
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.368% due 12/16/2025	154	152
5.125% due 10/20/2023 - 12/20/2027	3,130	3,126
5.625% due 08/20/2022 - 07/20/2030	4,247	4,282
6.000% due 01/15/2029 - 06/15/2037	6,119	6,260
6.375% due 04/20/2016 - 05/20/2030	6,894	7,057
6.500% due 03/20/2019 - 05/15/2034	299	308
7.000% due 03/15/2011 - 10/15/2011	16	16
7.500% due 03/15/2022 - 09/15/2031	270	291
8.000% due 05/15/2016 - 06/20/2031	2,328	2,537
8.500% due 12/15/2021 - 08/15/2030	72	79
9.000% due 03/15/2017 - 11/15/2030	286	315
9.500% due 10/15/2016 - 06/15/2025	26	29
9.750% due 08/15/2017	21	24

See Accompanying Notes	Annual Report	March 31, 2008	111

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.000% due 10/15/2013 - 11/15/2020	$6	$7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	6	7

Small Business Administration
7.640% due 03/10/2010	164	171

Vendee Mortgage Trust
6.500% due 05/15/2029	41,881	45,498

Total U.S. Government Agencies (Cost $3,891,126)		3,916,127

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
3.375% due 12/15/2008	3,000	3,042

Total U.S. Treasury Obligations (Cost $3,038)		3,042

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	52,959	47,776
4.390% due 02/25/2045	14,802	13,526
4.440% due 02/25/2045	50,323	45,290

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	2,175	2,174

Banc of America Funding Corp.
4.113% due 05/25/2035	260,898	247,964

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	509	498
6.500% due 10/25/2031	7,683	7,482

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,361	14,710
4.625% due 10/25/2035	57,275	54,273
4.750% due 10/25/2035	164,675	155,551
4.760% due 01/25/2034	15,444	14,834
5.031% due 04/25/2033	9,882	9,617
5.437% due 04/25/2033	24,917	23,200
5.550% due 02/25/2033	2,049	1,897
6.099% due 11/25/2030	136	131
6.764% due 02/25/2033	1,335	1,255

Bear Stearns Alt-A Trust
5.229% due 03/25/2035	31,990	27,191
5.371% due 05/25/2035	32,480	28,146
5.706% due 09/25/2035	8,705	7,159

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	33,491	29,328

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,133	2,026
5.681% due 01/26/2036	17,636	14,927

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	10,357	10,358

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	13,526	10,269
2.879% due 02/25/2037	14,153	11,133
6.500% due 06/25/2033	1,477	1,481

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	4,649	3,677
4.723% due 02/20/2035	30,140	29,220
4.800% due 11/25/2034	17,137	16,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2036	$29,424	$23,869

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	13,508	13,463
5.215% due 03/25/2032	2,836	2,563
6.556% due 06/25/2032	64	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	10,214	9,851

DLJ Acceptance Trust
11.000% due 08/01/2019	68	71

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	184	187

Drexel Burnham Lambert CMO Trust
3.869% due 05/01/2016	3	3

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	19,605	17,507

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	8,495	8,458

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	18,343	16,528
2.679% due 01/25/2047	19,435	18,458

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	9,902	9,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	97,953	92,342
4.749% due 09/25/2035	12,272	11,568
6.000% due 03/25/2032	1,136	1,088

Harborview Mortgage Loan Trust
5.137% due 07/19/2035	14,222	13,601

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	9,322	8,781

Imperial Savings Association
6.503% due 02/25/2018	39	39

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	11,495	10,708

JPMorgan Mortgage Trust
5.023% due 02/25/2035	23,763	21,630

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	17,901	17,875

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	4,391	4,131

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	27,135	26,389

MASTR Asset Securitization Trust
5.500% due 09/25/2033	25,735	24,733

Mellon Residential Funding Corp.
3.601% due 06/15/2030	21,700	20,652

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	14,439	11,604
4.489% due 02/25/2035	32,529	29,767
6.033% due 05/25/2033	16,695	15,478

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,848	2,573
4.250% due 10/25/2035	15,389	14,856

Morgan Stanley Capital I
2.878% due 10/15/2020	5,788	5,384

Prime Mortgage Trust
2.999% due 02/25/2019	1,388	1,313
2.999% due 02/25/2034	7,004	6,328

Prudential-Bache CMO Trust
8.400% due 03/20/2021	184	184

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,955	1,908

Resecuritization Mortgage Trust
2.856% due 04/26/2021	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	$20	$19

Sears Mortgage Securities
12.000% due 02/25/2014	8	8

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	7,249	5,376
2.879% due 02/25/2036	7,239	5,673
2.889% due 09/19/2032	6,841	6,237
9.515% due 06/25/2029	605	658

Structured Asset Securities Corp.
6.150% due 07/25/2032	155	144
7.108% due 01/25/2032	165	158

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	19,115	18,129

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	32,261	29,735
2.908% due 09/15/2021	16,331	15,348

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	6,547	5,230
2.909% due 01/25/2045	433	346
4.229% due 03/25/2034	6,253	6,241
5.056% due 01/25/2047	10,204	8,395
5.136% due 12/25/2046	46,780	36,386
5.220% due 02/27/2034	11,978	11,392
5.526% due 11/25/2042	2,525	2,400
5.726% due 06/25/2042	4,969	4,519
5.726% due 08/25/2042	3,448	3,174
5.826% due 09/25/2046	16,828	13,847

Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 02/25/2033	304	303
7.020% due 02/25/2033	111	109

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,865	6,260
4.950% due 03/25/2036	33,099	31,554
5.387% due 08/25/2035	8,017	7,688

Total Mortgage-Backed Securities (Cost $1,632,589)		1,513,671

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	6,225	5,978

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	744	659

Argent Securities, Inc.
2.649% due 09/25/2036	6,309	6,170

Asset-Backed Funding Certificates
2.659% due 10/25/2036	5,744	5,574
2.659% due 01/25/2037	10,063	9,427

Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036	2,532	2,435
3.338% due 06/15/2031	7	6

BA Credit Card
3.521% due 08/15/2011	82,800	82,784

BA Credit Card Trust
3.890% due 04/15/2013	14,900	14,754

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	4,864	4,567
2.679% due 10/25/2036	7,308	6,948
2.799% due 09/25/2034	409	408
3.049% due 03/25/2043	5,169	5,025
3.599% due 10/25/2037	35,179	31,701

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	1,635	1,543
2.919% due 10/25/2035	18,953	16,291

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	1,524	1,514

112	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.808% due 07/15/2011	$1,300	$1,287
2.828% due 02/15/2011	2,300	2,286

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	994	920

Citibank Credit Card Issuance Trust
3.770% due 05/18/2011	85,700	85,767

Citigroup Mortgage Loan Trust, Inc.
2.699% due 10/25/2036	16,595	15,040

Community Program Loan Trust
4.500% due 10/01/2018	4,425	4,406

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	11,625	11,201
2.649% due 12/25/2046	5,041	4,901
2.649% due 03/25/2047	11,031	10,814

Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	2,901	2,827

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	41,000	40,894
4.980% due 02/08/2011	16,000	16,196

Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	10,642	9,935

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	36,143	32,720
2.649% due 12/25/2036	3,000	2,845
2.659% due 06/25/2036	7,941	7,647

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	32,900	32,795
4.360% due 06/15/2010	4,050	4,078
5.292% due 10/15/2008	11,613	11,641

Fremont Home Loan Trust
2.659% due 01/25/2037	10,850	9,873
2.669% due 02/25/2037	5,428	5,307
2.699% due 05/25/2036	12,383	11,788

GSAMP Trust
2.639% due 10/25/2046	8,412	8,027
2.669% due 09/25/2036	5,266	5,105
2.669% due 12/25/2036	17,637	16,932

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	3,455	2,875
2.826% due 01/20/2034	17,467	14,178
2.886% due 09/20/2033	7,867	7,479

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,416	1,303
2.649% due 12/25/2036	10,033	9,328

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	9,308	8,936

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	3,978	3,754
2.649% due 08/25/2036	6,863	6,631
2.669% due 11/25/2036	4,674	4,457

Lehman XS Trust
2.669% due 05/25/2046	4,468	4,240

Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	10,465	9,948
2.659% due 10/25/2036	4,705	4,544
2.689% due 01/25/2046	614	612
2.879% due 10/25/2034	589	533

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	8,949	8,618

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	6,726	6,536
2.639% due 01/25/2037	14,363	13,787
2.649% due 10/25/2036	6,159	5,983

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	2,680	2,539

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Option One Mortgage Loan Trust
2.649% due 01/25/2037		$17,478	$16,454

Renaissance Home Equity Loan Trust
3.299% due 08/25/2032		40	36

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		5,113	4,940
2.699% due 09/25/2045		1,318	1,312

Residential Asset Securities Corp.
2.639% due 08/25/2036		5,746	5,666
2.669% due 11/25/2036		22,852	21,786
3.059% due 06/25/2031		4	3

Saxon Asset Securities Trust
2.659% due 10/25/2046		5,022	4,842

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		5,048	4,806
2.659% due 12/25/2036		25,404	23,063
2.729% due 05/25/2037		3,986	3,736

SLM Student Loan Trust
3.470% due 01/26/2015		6,400	6,366
4.237% due 07/25/2013		14,100	14,109
4.487% due 10/25/2017		40,400	39,308

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		9,076	8,756

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		3,514	3,328
2.659% due 01/25/2038		9,713	9,296

Structured Asset Securities Corp.
2.649% due 10/25/2036		16,593	16,086
2.889% due 01/25/2033		754	682
4.930% due 01/25/2035		863	847

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		8,372	8,082

WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		226	224

Total Asset-Backed Securities (Cost $892,311)			861,025

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $2,200)			2,134

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Countrywide Home Loans, Inc.
4.823% due 11/24/2008	EUR	20,000	28,733

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,852

Total Foreign Currency-Denominated Issues (Cost $39,503)			41,585

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%

Bank of America Corp.
7.250% due 12/31/2049		63,000	65,079

Total Convertible Preferred Stocks (Cost $63,000)			65,079

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	10,229	$106,637

Total Preferred Stocks (Cost $107,856)		106,637

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 2.5%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$13,900	13,860

Bank of Ireland
4.298% due 01/15/2010	5,000	4,916

Calyon Financial, Inc.
4.035% due 01/16/2009	37,700	37,676

Citibank New York N.A.
3.100% due 05/07/2008	75,000	75,000

Dexia Credit Local S.A.
2.654% due 09/29/2008	21,800	21,806

Fortis Bank NY
2.622% due 04/28/2008	7,400	7,399
2.649% due 06/30/2008	15,400	15,395

HSBC Bank USA N.A.
3.294% due 07/28/2008	22,400	22,424

Nordea Bank Finland PLC
3.028% due 05/28/2008	16,800	16,809
3.046% due 04/09/2009	42,600	42,574

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	11,000	10,997

Wachovia Bank N.A.
2.668% due 10/03/2008	21,300	21,215

		290,071

COMMERCIAL PAPER 11.9%

ABN AMRO N.A. Finance
3.000% due 05/13/2008	6,200	6,178
4.500% due 04/07/2008	42,100	42,068

ASB Finance Ltd.
4.550% due 04/21/2008	500	499

Banco Santander Central Hispano S.A.
3.000% due 05/01/2008	1,000	997
4.340% due 04/09/2008	4,600	4,596

Bank of America Corp.
2.920% due 05/14/2008	400	399

Barclays U.S. Funding Corp.
3.095% due 05/05/2008	11,300	11,267
3.125% due 04/23/2008	1,600	1,597

Calyon Financial, Inc.
3.010% due 04/25/2008	3,400	3,393
3.030% due 04/04/2008	9,400	9,398
3.050% due 04/04/2008	68,200	68,183
4.300% due 04/07/2008	11,200	11,192

CBA (de) Finance
2.980% due 05/01/2008	6,100	6,085
2.980% due 05/14/2008	49,500	49,324
3.020% due 04/07/2008	1,700	1,699
3.030% due 04/09/2008	600	600
3.090% due 04/17/2008	37,700	37,648
4.510% due 04/02/2008	3,400	3,400

Danske Corp.
3.075% due 04/01/2008	104,600	104,600

Federal Home Loan Bank
1.500% due 04/01/2008	139,000	139,000

See Accompanying Notes	Annual Report	March 31, 2008	113

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.870% due 06/06/2008	$200	$199
3.100% due 04/25/2008	23,025	22,977

ING Funding LLC
2.990% due 04/14/2008	1,500	1,498
3.000% due 04/09/2008	7,400	7,395
3.160% due 04/18/2008	9,450	9,436
4.450% due 04/04/2008	1,900	1,899

Nordea N.A., Inc.
3.020% due 04/15/2008	3,000	2,996

Royal Bank of Scotland Group PLC
3.000% due 05/14/2008	2,900	2,890
3.020% due 04/28/2008	10,900	10,875
3.040% due 05/22/2008	4,700	4,680
3.050% due 04/14/2008	5,000	4,994
3.070% due 04/24/2008	12,100	12,076
3.100% due 04/30/2008	3,400	3,392
4.420% due 04/09/2008	500	500
4.520% due 04/02/2008	200	200

San Paolo U.S. Financial Co.
3.020% due 04/04/2008	13,900	13,897
3.030% due 04/30/2008	400	399
3.810% due 04/07/2008	200	200

Stadshypotek, Inc.
3.040% due 04/04/2008	3,300	3,299

Svenska Handelsbanken AB
3.015% due 04/17/2008	700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.020% due 04/17/2008	$5,100	$5,093
3.050% due 04/08/2008	70,800	70,758
4.500% due 04/02/2008	14,772	14,770

Swedbank AB
4.450% due 04/08/2008	6,000	5,995

UBS Finance Delaware LLC
2.940% due 06/06/2008	10,000	9,949
3.010% due 04/23/2008	300	299
3.070% due 04/23/2008	249,300	248,832
3.110% due 04/30/2008	79,300	79,101

Unicredito Italiano SpA
3.100% due 05/05/2008	12,300	12,264

Westpac Banking Corp.
3.070% due 05/06/2008	305,000	304,090

Westpac Trust Securities NZ Ltd.
4.615% due 04/04/2008	1,200	1,200

		1,358,975

REPURCHASE AGREEMENTS 0.9%

Deutsche Bank AG
1.200% due 04/01/2008	90,400	90,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $92,308. Repurchase proceeds are $90,403.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$9,182	$9,182
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $9,370. Repurchase proceeds are $9,182.)

		99,582

U.S. TREASURY BILLS 0.5%
1.346% due 05/29/2008 - 06/12/2008 (c)(d)	60,550	60,244

Total Short-Term Instruments (Cost $1,809,222)		1,808,872

PURCHASED OPTIONS (h) 0.4%
(Cost $10,365)		40,040

Total Investments 99.2% (Cost $11,488,314)		$11,326,605

Written Options (i) (0.3%) (Premiums $10,094)		(31,150)

Other Assets and Liabilities (Net) 1.1%		121,756

Net Assets (e) 100.0%		$11,417,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $52,733 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $161,075 and derivative instruments with an aggregate depreciation of ($1,688) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $55,350 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	18,716	$126,467
90-Day Eurodollar December Futures	Long	12/2009	865	(16)
90-Day Eurodollar June Futures	Long	06/2008	11,393	72,402
90-Day Eurodollar June Futures	Long	06/2009	865	63
90-Day Eurodollar March Futures	Long	03/2009	9,569	46,908
90-Day Eurodollar September Futures	Long	09/2008	4,979	38,824
90-Day Eurodollar September Futures	Long	09/2009	1,824	2,624
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,757	(776)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	3,978	(4,393)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,118	2,042
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	3,575	(4,097)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,155	2,858
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,259	4,351
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	704	1,894
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,319	4,128
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,778	8,559

				$301,938

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$17,000	$93
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	20,500	261

114	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$5,000	$61
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	43,300	(173)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	4,500	(744)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	7,500	(1,230)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	JPM	10,000	(1,629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	2,000	(247)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	2,200	(270)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	1,000	(120)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	1,300	(155)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	2,000	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	LEH	2,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	MSC	5,000	24
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	3,300	(639)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	700	(135)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	1,800	(343)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	800	(152)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	600	(104)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	BCLY	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	GSC	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	1,100	(101)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	15,900	644
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,200	(423)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,200	(367)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	5,500	(1,343)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	4,300	(1,050)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	7,500	(1,823)
GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	JPM	10,000	(2,401)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,000	(466)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	13,000	(3,026)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,800	(648)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	2,000	(462)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	8,300	(1,691)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	84,200	(405)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	BNP	10,000	(231)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,500	(86)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BNP	25,000	(565)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	JPM	5,000	(123)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	7,200	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	43,300	(408)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	6,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	4,900	(119)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	3,600	(61)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	3,200	(4)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	4,900	(293)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	38,400	(2,285)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	500	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	6,000	(12)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	20,000	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	6,000	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	43,300	(246)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	6,200	(661)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	6,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	8,000	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	4,300	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	43,300	(611)

						$(26,816)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$133,500	$6,678
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	38,554	(1,561)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	8,943	(361)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	10,334	(402)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	5,500	(543)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	2,800	(275)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	1,900	(187)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	3,900	(350)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	3,000	(268)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	1,700	(149)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	4,700	(409)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	2,800	(243)

See Accompanying Notes	Annual Report	March 31, 2008	115

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	$1,800	$(155)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	1,800	(154)
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	22,200	199
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	40,300	377

						$2,197

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$307,400	$935
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		839,400	4,232
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		99,200	(2,072)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		141,400	(953)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		318,300	(3,699)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		8,500	(581)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	23,900	111
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		9,100	78
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		25,800	(565)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		7,000	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		7,100	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		7,600	(170)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		25,100	(611)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	214
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	31,000	(153)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		44,900	390
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	166
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	86
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	55
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	32
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	89
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		98,400	(1,978)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	674
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(3,123)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(336)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	125,800	100
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		48,800	164
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	49,200	(714)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		32,100	(439)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		12,800	(170)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		21,200	3
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		19,300	52
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		58,100	(419)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(65)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(722)

							$(9,780)

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$2,963
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	647,000	3,065	26,733
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	3,793
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	3,475
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	2,280

							$10,365	$40,040

116	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$1,535
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	1,436
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	281,000	3,091	18,800
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	2,670
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,229	3,505
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	940
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	2,264

							$10,094	$31,150

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$435,010	$436,792	$439,156
Fannie Mae	5.000%	04/01/2038	20,000	19,755	19,797
Fannie Mae	5.500%	04/01/2023	101,200	102,923	103,303
Fannie Mae	5.500%	04/01/2038	542,000	546,337	547,166
Fannie Mae	6.000%	04/01/2038	55,000	55,283	56,349
Freddie Mac	5.500%	04/01/2038	54,000	52,928	54,532
Ginnie Mae	6.000%	04/01/2038	1,100	1,132	1,135
U.S. Treasury Notes	3.125%	11/30/2009	64,300	65,822	66,805
U.S. Treasury Notes	3.250%	12/31/2009	252,300	258,791	262,064

				$1,539,763	$1,550,307

(2)	Market value includes $3,437 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	05/2008	$0	$(19)	$(19)
Buy	AUD	4,379	04/2008	24	0	24
Buy	BRL	271,091	07/2008	5,029	0	5,029
Sell		16,725	07/2008	255	0	255
Buy		181,937	12/2008	2,292	0	2,292
Buy	CLP	2,743,870	12/2008	529	0	529
Sell	EUR	22,053	04/2008	0	(424)	(424)
Sell	GBP	110,428	04/2008	207	(448)	(241)
Buy	INR	882,114	05/2008	972	0	972
Buy		326,924	08/2008	0	(152)	(152)
Sell	JPY	235,570	04/2008	8	0	8
Buy		2,265,009	05/2008	178	(390)	(212)
Sell		5,672,259	05/2008	450	0	450
Buy	KRW	22,114,474	05/2008	0	(1,633)	(1,633)
Buy		33,054,898	08/2008	0	(1,812)	(1,812)
Buy	KWD	578	05/2008	69	0	69
Buy	MXN	371,486	07/2008	869	0	869
Sell		125,232	07/2008	0	(165)	(165)
Buy	MYR	55,663	05/2008	884	0	884
Buy	PHP	161,107	05/2008	342	0	342
Buy	PLN	90,015	07/2008	7,112	0	7,112
Sell		90,015	07/2008	0	(4,102)	(4,102)
Buy	RUB	1,535,725	07/2008	3,783	0	3,783
Sell		1,320,793	07/2008	0	(2,775)	(2,775)
Buy		388,164	11/2008	449	0	449
Buy	SAR	7,838	05/2008	0	(17)	(17)
Buy	SEK	55,848	06/2008	340	0	340
Buy	SGD	64,158	05/2008	3,744	0	3,744
Buy		14,822	11/2008	288	0	288
Buy	ZAR	11,656	07/2008	0	(297)	(297)

				$27,824	$(12,234)	$15,590

See Accompanying Notes	Annual Report	March 31, 2008	117

Schedule of Investments  Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 22.0%

BANKING & FINANCE 20.3%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	$300	$299

American Express Centurion Bank
2.955% due 06/12/2009	1,600	1,595
3.075% due 05/07/2008	700	700

American Express Credit Corp.
3.118% due 11/09/2009	1,000	979

Bank of America Corp.
3.155% due 11/06/2009	400	397
8.000% due 12/29/2049	3,100	3,110

Bank of America N.A.
3.080% due 06/15/2016	3,300	2,858
3.089% due 02/27/2009	800	799

Bear Stearns Cos., Inc.
3.160% due 08/21/2009	500	473
3.190% due 05/18/2010	1,600	1,489
4.326% due 07/19/2010	900	812

CIT Group, Inc.
2.729% due 12/19/2008	500	451
3.401% due 01/30/2009	2,900	2,524

Citigroup Funding, Inc.
2.599% due 04/23/2009	2,400	2,371
2.606% due 06/26/2009	400	394
2.980% due 12/08/2008	600	594

Citigroup, Inc.
2.695% due 12/26/2008	1,100	1,099
2.701% due 12/28/2009	500	490

General Electric Capital Corp.
2.931% due 03/12/2010	1,400	1,393
3.274% due 10/26/2009	1,500	1,485
3.964% due 01/20/2010	1,600	1,590

Goldman Sachs Group, Inc.
3.406% due 07/29/2008	900	898
4.178% due 07/23/2009	3,700	3,668

HSBC Finance Corp.
2.930% due 09/15/2008	3,500	3,467

Lehman Brothers Holdings, Inc.
3.170% due 11/16/2009	900	859
3.984% due 10/22/2008	5,800	5,649

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	1,500	1,490
3.138% due 12/04/2009	800	780
3.158% due 08/14/2009	200	196
3.888% due 10/23/2008	900	897

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,100	1,078

Morgan Stanley
2.639% due 11/21/2008	500	497
3.206% due 02/09/2009	700	692
3.212% due 05/07/2009	800	787
4.348% due 01/15/2010	1,300	1,243

Pricoa Global Funding I
3.294% due 07/27/2009	2,500	2,479

Wachovia Corp.
3.301% due 10/28/2008	900	895
4.388% due 10/15/2011	2,700	2,502
7.980% due 02/28/2049	4,400	4,336

		58,315

INDUSTRIALS 0.9%

Amgen, Inc.
3.170% due 11/28/2008	1,200	1,199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	$1,500	$1,500

		2,699

UTILITIES 0.8%

AT&T, Inc.
3.155% due 05/15/2008	2,200	2,201

Total Corporate Bonds & Notes (Cost $65,044)		63,215

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)		993

U.S. GOVERNMENT AGENCIES 42.4%

Fannie Mae
3.049% due 10/25/2030	181	183
4.642% due 07/01/2035	621	629
4.669% due 01/01/2035	694	702
4.922% due 12/01/2034	3,187	3,339
4.989% due 06/01/2035	3,854	3,938
5.000% due 11/01/2017 - 07/01/2037	46,432	47,004
5.422% due 09/01/2028	235	235
5.500% due 02/01/2009 - 04/01/2038	28,827	29,391
5.500% due 02/01/2036 (d)	977	988
5.722% due 07/01/2042	449	447
5.772% due 09/01/2041	910	901
5.875% due 01/01/2024	134	137
5.922% due 08/01/2030 - 10/01/2030	484	483
6.000% due 03/01/2016 - 11/01/2037	5,028	5,176
6.500% due 09/01/2012 - 12/25/2042	622	650
8.000% due 11/25/2023	215	234
9.250% due 10/25/2018	6	7
10.500% due 05/01/2012	68	77

Federal Housing Administration
7.430% due 07/01/2024	929	938

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	10,178	9,848
3.048% due 02/15/2019	3,291	3,271
3.168% due 12/15/2030	631	617
3.218% due 06/15/2018	188	186
4.909% due 07/01/2035	924	939
5.000% due 11/01/2018 - 07/15/2024	2,826	2,868
5.500% due 03/01/2037 (d)	1,908	1,929
5.722% due 02/25/2045	912	884
6.000% due 02/01/2016 - 09/01/2037	1,206	1,239
6.500% due 07/25/2043	1,650	1,710
7.340% due 07/01/2023	86	89
8.500% due 06/01/2009 - 06/01/2025	11	12

Ginnie Mae
3.036% due 09/20/2030	52	52
5.125% due 10/20/2025	415	414
5.625% due 07/20/2023 - 07/20/2030	807	813
6.375% due 04/20/2022 - 05/20/2027	915	936
7.000% due 11/15/2022	156	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 02/15/2022 - 03/15/2024	$243	$261
7.750% due 01/17/2030	24	25
8.000% due 03/15/2023 - 05/15/2024	72	79
9.000% due 07/20/2016 - 09/15/2030	133	146

Total U.S. Government Agencies (Cost $120,502)		121,945

MORTGAGE-BACKED SECURITIES 11.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,293	2,068
4.390% due 02/25/2045	654	598

Banc of America Funding Corp.
4.113% due 05/25/2035	5,011	4,762

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	3,220	3,109
4.760% due 01/25/2034	570	548
5.437% due 04/25/2033	1,193	1,111
5.550% due 02/25/2033	108	100
6.764% due 02/25/2033	75	71

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	1,310	1,135

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	1,015	889

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	58	54

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	61	62

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	958	929
4.800% due 11/25/2034	513	482
5.250% due 02/20/2036	1,249	1,013

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	171	154
6.556% due 06/25/2032	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	610	568

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	827	739

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	625	563

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	666	616

GSR Mortgage Loan Trust
4.539% due 09/25/2035	4,284	4,038
5.312% due 06/25/2034	953	897

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	353	333

JPMorgan Mortgage Trust
5.023% due 02/25/2035	134	122

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	800	799

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	150	141

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	1,457	1,333

Morgan Stanley Capital I
2.878% due 10/15/2020	181	168

Prime Mortgage Trust
2.999% due 02/25/2019	65	62
2.999% due 02/25/2034	355	321

118	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	$913	$717
2.809% due 07/19/2035	410	340
2.889% due 09/19/2032	379	345
9.515% due 06/25/2029	375	408

Structured Asset Securities Corp.
5.463% due 10/25/2035	465	445
6.150% due 07/25/2032	9	8

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	509	483

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	800	737
2.908% due 09/15/2021	480	451

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	393	314
2.889% due 10/25/2045	257	206
5.056% due 01/25/2047	314	258
5.220% due 02/27/2034	965	917
5.526% due 11/25/2042	82	78
5.726% due 06/25/2042	201	183

Total Mortgage-Backed Securities (Cost $36,365)		33,678

ASSET-BACKED SECURITIES 9.9%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	43	38

Asset-Backed Funding Certificates
2.659% due 01/25/2037	367	344

Asset-Backed Securities Corp. Home Equity
2.874% due 09/25/2034	151	134
4.468% due 03/15/2032	588	506

BA Credit Card Trust
3.890% due 04/15/2013	400	396

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	973	914
2.799% due 09/25/2034	19	19
3.599% due 10/25/2037	1,148	1,035

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	953	892

Chase Issuance Trust
2.828% due 02/15/2011	1,700	1,690

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	57	53

Countrywide Asset-Backed Certificates
2.649% due 03/25/2037	725	696
2.649% due 05/25/2037	3,223	3,117
2.649% due 07/25/2037	2,398	2,290
2.779% due 09/25/2036	2,777	2,598
3.079% due 12/25/2031	174	155

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	459	439
2.689% due 12/25/2037	1,580	1,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	$949	$899

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,500	1,498

Fremont Home Loan Trust
2.659% due 01/25/2037	402	366

GSAMP Trust
2.669% due 12/25/2036	558	535

GSR Mortgage Loan Trust
2.699% due 11/25/2030	50	50

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	286	276

HSBC Asset Loan Obligation
2.659% due 12/25/2036	2,271	2,174

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	1,691	1,531

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	321	308

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	213	206

Lehman XS Trust
2.669% due 05/25/2046	152	144

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	19	17

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	455	430

Morgan Stanley ABS Capital I
2.649% due 11/25/2036	728	686

Option One Mortgage Loan Trust
2.649% due 01/25/2037	599	564

Park Place Securities, Inc.
2.911% due 10/25/2034	700	586

Securitized Asset-Backed Receivables LLC Trust
2.659% due 12/25/2036	755	686

SLM Student Loan Trust
3.341% due 04/27/2015	82	82
3.470% due 01/26/2015	200	199

Structured Asset Securities Corp.
2.889% due 01/25/2033	47	43

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	287	277

Total Asset-Backed Securities (Cost $30,006)		28,412

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049	1,000	1,033

Total Convertible Preferred Stocks (Cost $1,000)		1,033

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.8%

DG Funding Trust
4.946% due 12/31/2049	510	$5,317

Total Preferred Stocks (Cost $5,100)		5,317

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.8%

COMMERCIAL PAPER 4.5%

Fannie Mae
2.237% due 05/30/2008	$5,000	4,982

Federal Home Loan Bank
1.500% due 04/01/2008	7,900	7,900

		12,882

REPURCHASE AGREEMENTS 5.7%

Deutsche Bank AG
1.200% due 04/01/2008	13,100	13,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $13,373. Repurchase proceeds are $13,100.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	3,418	3,418
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $3,487. Repurchase proceeds are $3,418.)

		16,518

U.S. TREASURY BILLS 1.6%
1.011% due 04/17/2008 - 07/24/2008 (a)(b)	4,550	4,523

Total Short-Term Instruments (Cost $33,938)		33,923

PURCHASED OPTIONS (g) 0.5%
(Cost $535)		1,564

Total Investments 100.8% (Cost $293,490)		$290,080

Written Options (h) (0.4%) (Premiums $506)		(1,258)

Other Assets and Liabilities (Net) (0.4%)		(1,019)

Net Assets (c) 100.0%		$287,803

See Accompanying Notes	Annual Report	March 31, 2008	119

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $1,931 were valued in good faith and pursuant to the guidelines established by the Board of Trustees
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,825 at a weighted average interest rate of 1.078%. On March 31, 2008, securities valued at $2,128 were pledged as collateral for reverse repurchase agreements.

Schedule of Investments  Low Duration Fund II  (Cont.)

(e)	Cash of $2,056 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	695	$4,851
90-Day Eurodollar December Futures	Long	12/2009	25	(1)
90-Day Eurodollar June Futures	Long	06/2008	325	2,077
90-Day Eurodollar June Futures	Long	06/2009	25	2
90-Day Eurodollar March Futures	Long	03/2009	209	1,004
90-Day Eurodollar September Futures	Long	09/2008	149	1,182
90-Day Eurodollar September Futures	Long	09/2009	101	340
U.S. Treasury 2-Year Note June Futures	Short	06/2008	58	(13)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	139	(184)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	45	120
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	122	(141)

				$9,237

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$400	$2
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	500	7
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	2,500	(12)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	1,000	(25)

						$(28)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$3,100	$150
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(44)

						$(82)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$7,800	$55
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	22,500	100
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	9,500	(126)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	10,900	(102)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA	200	(14)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	1,000	(1)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS	6,500	(19)

						$(107)

(g)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$6,700	$76	$112
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	21,000	100	868
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,000	11	124
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	21,200	186	275
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	15,000	162	185

							$535	$1,564

120	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(h)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,200	$71	$110
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	9,000	99	602
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,300	11	87
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	7,000	174	275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,000	151	184

							$506	$1,258

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$2,000	$2,011	$2,049
Fannie Mae	6.500%	04/01/2038	200	205	207
Freddie Mac	5.500%	04/01/2038	2,000	1,960	2,020
U.S. Treasury Notes	3.125%	11/30/2009	1,700	1,740	1,766
U.S. Treasury Notes	3.250%	12/31/2009	500	512	519

				$6,428	$6,561

(2)	Market value includes $27 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	121

Schedule of Investments  Low Duration Fund III

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.9%

BANKING & FINANCE 16.7%

American Express Centurion Bank
2.955% due 06/12/2009	$1,000	$997

American Honda Finance Corp.
3.085% due 08/05/2008	200	200
3.146% due 02/09/2010	1,000	999

ANZ National International Ltd.
3.168% due 08/07/2009	300	299

Bank of America Corp.
8.000% due 12/29/2049	3,500	3,511

Bank of America N.A.
2.764% due 12/18/2008	100	100
2.901% due 06/12/2009	300	299
3.080% due 06/15/2016	800	693

Bank of Ireland
2.589% due 12/19/2008	1,100	1,099

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	300	279
3.456% due 04/29/2008	900	896
4.325% due 07/16/2009	100	97

Calabash Re Ltd.
11.200% due 01/08/2010	300	304
13.700% due 01/08/2010	300	310

CIT Group, Inc.
3.215% due 08/15/2008	500	462

Citigroup Funding, Inc.
2.606% due 06/26/2009	200	197

Citigroup, Inc.
2.695% due 12/26/2008	200	200
2.701% due 12/28/2009	500	490

Credit Agricole S.A.
3.090% due 05/28/2009	200	200
3.140% due 05/28/2010	200	200

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	200	191
7.375% due 10/28/2009	200	182

General Electric Capital Corp.
3.994% due 10/21/2010	1,000	992

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	300	298
2.746% due 03/30/2009	300	297
3.186% due 11/10/2008	100	100

HSBC Finance Corp.
2.930% due 09/15/2008	100	99
2.981% due 03/12/2010	800	769
3.154% due 12/05/2008	200	199
3.346% due 05/10/2010	100	92

ICICI Bank Ltd.
4.917% due 01/12/2010	300	287

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	200	191
2.809% due 12/23/2010	200	171
3.170% due 08/21/2009	300	287
3.170% due 11/16/2009	300	286
3.232% due 05/25/2010	100	90
5.625% due 01/24/2013	300	292

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	300	292
3.158% due 08/14/2009	200	196
3.341% due 01/30/2009	300	296
3.531% due 07/25/2011	300	273

Metropolitan Life Global Funding I
3.110% due 05/17/2010	400	392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
3.206% due 02/09/2009	$300	$297
4.201% due 01/18/2011	400	374
4.348% due 01/15/2010	300	287

Mystic Re Ltd.
9.390% due 12/05/2008	300	297

Residential Capital LLC
6.178% due 05/22/2009	300	172

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	900	898

SLM Corp.
3.471% due 07/27/2009	200	168
3.491% due 07/26/2010	100	79

Wachovia Corp.
3.301% due 10/28/2008	100	99
7.980% due 02/28/2049	4,500	4,435

Westpac Banking Corp.
3.040% due 06/06/2008	100	100

		25,310

INDUSTRIALS 1.8%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	217

Daimler Finance North America LLC
3.218% due 03/13/2009	300	296
3.562% due 08/03/2009	300	296
3.769% due 10/31/2008	700	698

Home Depot, Inc.
2.925% due 12/16/2009	600	572

Kimberly-Clark Corp.
3.344% due 07/30/2010	400	399

Transocean, Inc.
3.214% due 09/05/2008	200	199

		2,677

UTILITIES 0.4%

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	600	600

Total Corporate Bonds & Notes (Cost $29,284)		28,587

U.S. GOVERNMENT AGENCIES 61.9%

Fannie Mae
2.699% due 01/25/2021	1,012	1,003
2.799% due 10/27/2037	1,900	1,800
2.949% due 09/25/2042	267	265
2.999% due 05/25/2031	233	226
4.500% due 08/01/2035	590	600
4.552% due 11/01/2035	236	237
4.559% due 05/01/2035	127	128
4.642% due 07/01/2035	113	114
5.000% due 03/25/2017 - 04/01/2023	15,923	16,110
5.039% due 03/01/2035	36	37
5.398% due 08/01/2029	255	253
5.500% due 02/01/2009 - 12/01/2033	28,720	29,359
5.500% due 04/01/2034 - 05/01/2037 (c)	6,260	6,334
5.722% due 07/01/2042	83	82
5.772% due 09/01/2041	165	164
5.862% due 02/01/2031	67	67
5.922% due 09/01/2040	30	30
6.000% due 03/01/2017 - 11/01/2037	2,179	2,238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 06/01/2037 - 11/01/2037 (c)	$19,701	$20,203
6.183% due 11/01/2034	67	67
6.442% due 11/01/2035	74	77
6.500% due 10/01/2037 (c)	857	889
6.500% due 12/25/2042	20	21

Freddie Mac
2.639% due 12/25/2036	577	569
2.968% due 07/15/2019 - 10/15/2020	3,795	3,672
3.048% due 02/15/2019	1,334	1,326
3.168% due 12/15/2030	84	82
3.218% due 06/15/2018	54	53
3.268% due 11/15/2030	14	15
4.701% due 06/01/2035	545	554
4.704% due 08/01/2035	623	627
4.909% due 07/01/2035	196	200
5.000% due 04/15/2012 - 07/15/2024	412	417
5.500% due 11/01/2037	829	838
5.722% due 02/25/2045	130	126
6.000% due 03/01/2016 - 09/01/2037	783	804
6.000% due 09/01/2037 (c)	3,680	3,777
6.500% due 07/25/2043	203	210

Ginnie Mae
6.000% due 02/20/2032	50	51
6.375% due 06/20/2027 - 05/20/2030	107	109
8.500% due 10/20/2026	15	16

Total U.S. Government Agencies (Cost $92,531)		93,750

MORTGAGE-BACKED SECURITIES 15.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	413	373
4.390% due 02/25/2045	82	75

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	22	22

Banc of America Funding Corp.
4.113% due 05/25/2035	2,227	2,117

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	483	466
4.760% due 01/25/2034	88	84
5.437% due 04/25/2033	146	136
5.550% due 02/25/2033	11	10
6.764% due 02/25/2033	7	7

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	234	203
5.706% due 09/25/2035	55	46

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	338	296

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	78	76
4.900% due 12/25/2035	120	114

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	431	427
6.500% due 06/25/2033	7	7

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	353	342
4.800% due 11/25/2034	197	185
5.250% due 02/20/2036	197	160

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	124	124

GMAC Mortgage Corp. Loan Trust
5.013% due 11/19/2035	119	114

122	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	$168	$159

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	254	235

GSR Mortgage Loan Trust
4.539% due 09/25/2035	643	606
5.312% due 06/25/2034	135	127

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	185	184

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	50	47

Mellon Residential Funding Corp.
3.561% due 12/15/2030	646	622

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	100	80

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	47	42

Morgan Stanley Capital I
2.878% due 10/15/2020	72	67

Prime Mortgage Trust
2.999% due 02/25/2019	16	15
2.999% due 02/25/2034	39	36

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	244	233
5.317% due 08/25/2034	316	293
5.726% due 01/25/2035	160	151

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	332	261
2.809% due 07/19/2035	123	106
2.879% due 02/25/2036	69	54

Structured Asset Securities Corp.
5.463% due 10/25/2035	175	167
7.108% due 01/25/2032	4	4

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	247	242
2.709% due 11/25/2046	146	138

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	356	328
2.908% due 09/15/2021	137	129

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	72	57
2.889% due 10/25/2045	37	29
3.495% due 11/25/2034	241	206
5.056% due 01/25/2047	78	65
5.718% due 05/25/2041	32	30
5.726% due 06/25/2042	97	88
5.826% due 09/25/2046	149	123

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	20	20

Wells Fargo Mortgage-Backed Securities Trust
4.612% due 01/25/2034	14,690	13,614

Total Mortgage-Backed Securities (Cost $25,139)		23,942

ASSET-BACKED SECURITIES 19.9%

Accredited Mortgage Loan Trust
2.639% due 09/25/2036	289	284

Asset-Backed Funding Certificates
2.659% due 01/25/2037	105	98

Atrium CDO Corp.
3.736% due 06/27/2015	582	563

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BA Credit Card Trust
3.890% due 04/15/2013	$300	$297

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	278	261
3.599% due 10/25/2037	478	431

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	223	210

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	55	54
2.659% due 01/25/2037	315	310
2.659% due 05/25/2037	1,540	1,464
2.669% due 01/25/2037	828	773

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	119	118
2.649% due 05/25/2037	662	638
2.779% due 09/25/2036	1,042	974
3.079% due 12/25/2031	29	26

Credit-Based Asset Servicing & Securitization LLC
2.719% due 07/25/2037	3,044	2,869

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	339	321

First USA Credit Card Master Trust
2.935% due 04/18/2011	500	499

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	600	598
5.292% due 10/15/2008	158	159

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	104	101

GSAMP Trust
2.719% due 12/25/2035	56	55
2.889% due 03/25/2034	64	63

GSR Mortgage Loan Trust
2.699% due 11/25/2030	14	14

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	6,627	6,103
2.649% due 12/25/2036	67	62

Lehman XS Trust
2.679% due 11/25/2046	6,711	6,358

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	6	6
2.879% due 10/25/2034	6	6

Morgan Stanley ABS Capital I
2.649% due 07/25/2036	155	143
2.649% due 11/25/2036	4,974	4,691

Residential Asset Securities Corp.
2.639% due 08/25/2036	48	48

Securitized Asset-Backed Receivables LLC Trust
2.659% due 12/25/2036	302	274

SLM Student Loan Trust
3.470% due 01/26/2015	100	99
4.237% due 07/25/2013	200	200
4.487% due 10/25/2017	400	389

Soundview Home Equity Loan Trust
2.679% due 01/25/2037	497	475

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	34	33

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	96	92

Total Asset-Backed Securities (Cost $31,374)		30,159

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%

Export-Import Bank of Korea
3.166% due 06/01/2009		$300	$301

Korea Development Bank
4.842% due 04/03/2010		300	299

Total Sovereign Issues (Cost $600)			600

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	400	213

Total Foreign Currency-Denominated Issues (Cost $205)			213

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

Bank of America Corp.
7.250% due 12/31/2049		1,000	1,033

Total Convertible Preferred Stocks (Cost $1,000)			1,033

PREFERRED STOCKS 0.4%

DG Funding Trust
4.946% due 12/31/2049		65	678

Total Preferred Stocks (Cost $687)			678

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
4.298% due 01/15/2010		$50	49

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008		2,200	2,200

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,249. Repurchase proceeds are $2,200.)

U.S. TREASURY BILLS 0.2%
1.420% due 06/12/2008 (a)		250	249

Total Short-Term Instruments (Cost $2,499)			2,498

PURCHASED OPTIONS (f) 0.3%
(Cost $158)			461

Total Investments 120.1% (Cost $183,477)			$181,921

Written Options (g) (0.2%) (Premiums $158)			(404)

Other Assets and Liabilities (Net) (19.9%)			(30,088)

Net Assets (b) 100.0%			$151,429

See Accompanying Notes	Annual Report	March 31, 2008	123

Schedule of Investments  Low Duration Fund III  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(b)	As of March 31, 2008, portfolio securities with an aggregate value of $1,922 and derivative instruments with an aggregate depreciation of ($15) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $10,338 at a weighted average interest rate of 3.362%. On March 31, 2008, securities valued at $30,439 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $1,065 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	314	$2,146
90-Day Eurodollar December Futures	Long	12/2009	6	0
90-Day Eurodollar June Futures	Long	06/2008	60	372
90-Day Eurodollar June Futures	Long	06/2009	6	0
90-Day Eurodollar March Futures	Long	03/2009	143	759
90-Day Eurodollar September Futures	Long	09/2008	14	109
90-Day Eurodollar September Futures	Long	09/2009	84	413
U.S. Treasury 2-Year Note June Futures	Short	06/2008	36	(8)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	43	(59)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	22	58
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	79	(320)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	14	29
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	106	60
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	19
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	15	43
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	67	113

				$3,736

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$100	$1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	1,000	(4)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	900	(5)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.400%	03/20/2013	BNP	200	11
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	100	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.300%	03/20/2013	BNP	100	0
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	400	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	LEH	600	(38)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	600	(32)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(165)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	1,100	(5)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	400	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	1,000	(10)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	BCLY	200	(4)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(3)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	400	0
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	400	(24)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	(18)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	1,000	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	200	(22)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	1,000	(14)

						$(443)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$2,200	$106
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,100	10

						$73

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

124	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$11,000	$144
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		1,200	6
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,800	(24)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		2,800	(26)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		200	(14)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	1,900	3
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	300	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		800	7
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	800	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		500	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		500	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		500	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	1
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(16)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		800	(46)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	1,700	1
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	600	(9)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		400	(5)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(1)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		200	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		200	1
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		$4,600	(13)

							$(22)

(f)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$2,100	$24	$35
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	6,000	28	248
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	42
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	6,500	57	84
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	4,200	45	52

							$158	$461

(g)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$700	$23	$35
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,000	33	201
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	400	3	27
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	2,300	57	90
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	1,400	42	51

							$158	$404

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$1,000	$983	$1,009
Fannie Mae	6.000%	04/01/2038	5,000	5,026	5,123
Fannie Mae	6.500%	04/01/2038	900	921	932
Freddie Mac	5.500%	04/01/2038	1,000	980	1,010
Freddie Mac	6.000%	04/01/2038	3,800	3,827	3,897
U.S. Treasury Notes	3.125%	11/30/2009	1,200	1,228	1,247
U.S. Treasury Notes	3.250%	12/31/2009	800	819	830

				$13,784	$14,048

(2)	Market value includes $23 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	125

Schedule of Investments  Low Duration Fund III  (Cont.)

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	134	05/2008	$0	$0	$0
Buy	AUD	61	04/2008	0	0	0
Buy	BRL	3,836	07/2008	244	0	244
Sell		19	07/2008	0	0	0
Buy		1,774	12/2008	0	(3)	(3)
Buy	CLP	35,403	12/2008	7	0	7
Buy	GBP	49	04/2008	0	0	0
Sell		1,704	04/2008	4	(8)	(4)
Buy	INR	3,813	05/2008	5	0	5
Sell		3,813	05/2008	0	(2)	(2)
Buy		8,666	08/2008	0	(4)	(4)
Sell	JPY	3,973	04/2008	0	0	0
Buy		56,131	05/2008	8	(6)	2
Sell		89,035	05/2008	8	0	8
Buy	KRW	250,646	05/2008	0	(19)	(19)
Buy		780,345	08/2008	0	(36)	(36)
Buy	KWD	10	05/2008	1	0	1
Buy	MXN	4,319	07/2008	14	0	14
Buy	MYR	715	05/2008	11	0	11
Buy	PHP	1,935	05/2008	4	0	4
Buy	PLN	1,097	07/2008	89	0	89
Sell		1,097	07/2008	0	(50)	(50)
Buy	RUB	12,789	07/2008	32	0	32
Sell		5,546	07/2008	0	(11)	(11)
Buy		3,237	11/2008	4	0	4
Buy	SAR	138	05/2008	0	0	0
Buy	SEK	756	06/2008	5	0	5
Buy	SGD	642	05/2008	37	0	37
Buy		1,137	11/2008	22	0	22
Buy	ZAR	157	07/2008	0	(4)	(4)
Buy		37	12/2008	0	0	0

				$495	$(143)	$352

126	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Moderate Duration Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
6.800% due 08/03/2012	$7,980	$6,638

Total Bank Loan Obligations (Cost $7,617)		6,638

CORPORATE BONDS & NOTES 21.4%

BANKING & FINANCE 19.3%

American Express Bank FSB
2.659% due 06/22/2009	2,740	2,675

ANZ National International Ltd.
3.168% due 08/07/2009	3,200	3,194

Bank of America Corp.
3.155% due 11/06/2009	2,000	1,986
8.000% due 12/29/2049	17,200	17,255

Bank of America N.A.
3.080% due 06/15/2016	17,500	15,154
3.089% due 02/27/2009	4,000	3,993

Bank of Ireland
2.589% due 12/19/2008	4,900	4,896

Bear Stearns Cos., Inc.
4.326% due 07/19/2010	15,500	13,978
6.950% due 08/10/2012	8,100	8,114

Citigroup Funding, Inc.
2.606% due 06/26/2009	2,200	2,169
2.980% due 12/08/2008	3,100	3,071

Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	20,700	20,449

Citigroup, Inc.
2.701% due 12/28/2009	2,100	2,057
6.200% due 03/15/2009	110	112

Credit Agricole S.A.
3.090% due 05/28/2009	2,500	2,503
3.140% due 05/28/2010	2,900	2,902

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	8,100	7,718
7.250% due 10/25/2011	400	329
7.375% due 10/28/2009	2,100	1,915
7.375% due 02/01/2011	500	418

General Electric Capital Corp.
3.135% due 08/15/2011	100	98
3.964% due 01/20/2010	14,200	14,109
4.686% due 01/05/2009	12,000	11,991
4.706% due 10/06/2010	5,300	5,215

GMAC LLC
6.000% due 12/15/2011	500	374

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	12,300	12,224
2.746% due 03/30/2009	6,800	6,734

HSBC Finance Corp.
3.954% due 10/21/2009	2,300	2,221

ICICI Bank Ltd.
4.917% due 01/12/2010	4,700	4,499

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	4,600	4,486
3.170% due 11/16/2009	9,600	9,165
3.232% due 05/25/2010	2,500	2,238
3.938% due 01/23/2009	2,000	1,920
5.625% due 01/24/2013	2,500	2,434

Longpoint Re Ltd.
8.050% due 05/08/2010	1,300	1,318

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	12,500	12,416
3.138% due 12/04/2009	3,700	3,607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
4.348% due 01/15/2010	$9,700	$9,278

Mystic Re Ltd.
9.390% due 12/05/2008	4,100	4,066
13.090% due 06/07/2011	1,100	1,136

National Australia Bank Ltd.
3.578% due 02/08/2010	18,400	18,409

Osiris Capital PLC
9.258% due 01/15/2010	1,600	1,617

Petroleum Export Ltd.
5.265% due 06/15/2011	505	507

Phoenix Quake Ltd.
5.148% due 07/03/2008	700	700

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	600	600

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	300	296

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	500	512

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	12,600	12,566
3.024% due 11/20/2008	1,500	1,496

Wachovia Corp.
3.126% due 12/01/2009	6,000	5,842
7.980% due 02/28/2049	39,700	39,126

Westpac Banking Corp.
3.040% due 06/06/2008	2,000	2,000

		308,088

INDUSTRIALS 2.0%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	1,900	2,066

Daimler Finance North America LLC
3.298% due 03/13/2009	15,800	15,597

HJ Heinz Co.
6.428% due 12/01/2020	800	814

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,733

Time Warner, Inc.
3.300% due 11/13/2009	2,700	2,586

Transocean, Inc.
3.214% due 09/05/2008	3,400	3,383

		32,179

UTILITIES 0.1%

AT&T, Inc.
3.195% due 02/05/2010	1,700	1,685

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	440

		2,125

Total Corporate Bonds & Notes (Cost $350,341)		342,392

MUNICIPAL BONDS & NOTES 0.1%

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,590

Total Municipal Bonds & Notes (Cost $1,494)		1,590

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	$4,000	$3,974

Total Commodity Index-Linked Notes (Cost $4,000)		3,974

U.S. GOVERNMENT AGENCIES 59.8%

Fannie Mae
2.666% due 07/25/2037	4,264	3,908
2.999% due 11/25/2032	10	9
4.835% due 06/01/2035	14,036	14,246
5.000% due 12/01/2013 - 01/01/2037	434,998	440,015
5.448% due 01/01/2027	107	108
5.500% due 03/01/2016 - 04/01/2038	301,703	305,623
6.000% due 09/25/2016 - 11/01/2037	27,325	28,061
6.130% due 10/01/2008	147	147
6.500% due 01/01/2013 - 06/25/2044	16,593	17,770
7.000% due 05/01/2012 - 05/01/2032	219	232
7.500% due 03/01/2015 - 07/25/2041	300	323
8.000% due 06/01/2015 - 08/01/2031	45	48
12.000% due 05/01/2016	2	3

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	284	286

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	48,041	46,484
3.048% due 02/15/2019	17,167	17,061
4.000% due 05/01/2019	110	108
4.500% due 05/01/2018 - 05/01/2034	936	932
5.000% due 04/15/2016 - 09/01/2035	11,244	11,335
5.500% due 06/01/2017 - 03/01/2037	9,698	9,818
6.000% due 09/01/2013 - 11/01/2037	10,502	10,789
6.500% due 07/25/2043	5	5
7.000% due 04/01/2032	38	40
7.500% due 05/01/2015	2	2
8.000% due 01/01/2012	6	6
8.500% due 04/15/2025	311	341

Ginnie Mae
3.268% due 10/16/2030	40	40
3.418% due 02/16/2030	678	671
3.468% due 02/16/2030	462	458
5.000% due 09/15/2017 - 12/15/2017	145	147
5.125% due 11/20/2017 - 11/20/2025	64	64
5.500% due 01/15/2017 - 09/20/2034	13,874	13,787
6.000% due 07/20/2015 - 08/20/2034	152	157
6.375% due 03/20/2020 - 03/20/2028	307	314
6.500% due 01/20/2034 - 08/20/2034	115	120
7.000% due 07/15/2031 - 12/15/2032	109	117
7.500% due 04/20/2027 - 01/15/2031	518	559
8.000% due 04/15/2017 - 11/15/2022	1,197	1,300

See Accompanying Notes	Annual Report	March 31, 2008	127

Schedule of Investments  Moderate Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 06/15/2009 - 10/15/2017	$22	$23
9.500% due 08/15/2021 - 12/15/2021	18	20

Small Business Administration
4.340% due 03/01/2024	65	63
4.504% due 02/01/2014	58	57
4.750% due 07/01/2025	16,844	16,545
5.130% due 09/01/2023	16	16
6.090% due 07/01/2011	61	62
6.640% due 02/01/2011	1,397	1,451
7.449% due 08/01/2010	896	919

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,120
5.290% due 08/01/2017	5,000	5,368

Total U.S. Government Agencies (Cost $943,814)		952,078

MORTGAGE-BACKED SECURITIES 4.0%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,208	2,018

Banc of America Funding Corp.
4.113% due 05/25/2035	3,480	3,307

Bear Stearns Adjustable Rate Mortgage Trust
5.550% due 02/25/2033	270	250
6.764% due 02/25/2033	138	130

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	4,493	3,893
5.706% due 09/25/2035	1,109	912

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	19,388	19,268

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	386	300
4.723% due 02/20/2035	4,890	4,741
4.800% due 11/25/2034	2,761	2,593

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	85	77

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	3,078	2,846

Indymac ARM Trust
6.446% due 01/25/2032	86	86

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,477	2,255

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	1,494	1,201

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	469	424

Prime Mortgage Trust
2.999% due 02/25/2019	147	139
2.999% due 02/25/2034	730	660

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,690	1,453

Structured Asset Securities Corp.
6.039% due 02/25/2032	36	33

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,474	2,346

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	3,999	3,686

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	956	764

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.220% due 02/27/2034		$8	$8
5.526% due 11/25/2042		373	355

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,321	5,072

Total Mortgage-Backed Securities (Cost $66,281)			63,129

ASSET-BACKED SECURITIES 1.0%

Asset-Backed Funding Certificates
2.659% due 01/25/2037		1,729	1,620

BA Credit Card Trust
3.890% due 04/15/2013		2,100	2,080

Brazos Student Finance Corp.
2.780% due 06/01/2023		632	624

First USA Credit Card Master Trust
2.935% due 04/18/2011		6,800	6,792

Fremont Home Loan Owner Trust
3.389% due 12/25/2029		230	209

HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034		2,839	2,305

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		1,405	1,306

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034		87	78

SLM Student Loan Trust
3.470% due 01/26/2015		900	895

Total Asset-Backed Securities (Cost $16,657)			15,909

SOVEREIGN ISSUES 0.3%

Hydro Quebec
2.677% due 09/29/2049		5,000	4,357

Total Sovereign Issues (Cost $4,611)			4,357

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	9,757

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	840

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,977

Total Foreign Currency-Denominated Issues (Cost $8,273)			12,574

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

Bank of America Corp.
7.250% due 12/31/2049		5,000	5,165

Total Convertible Preferred Stocks (Cost $5,000)			5,165

PREFERRED STOCKS 0.6%

DG Funding Trust
4.946% due 12/31/2049		912	9,508

Total Preferred Stocks (Cost $9,440)			9,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.7%

CERTIFICATES OF DEPOSIT 2.8%

Calyon Financial, Inc.
4.035% due 01/16/2009	$4,800	$4,797

Fortis Bank NY
2.622% due 04/28/2008	1,700	1,700
2.649% due 06/30/2008	2,600	2,599

Nordea Bank Finland PLC
3.028% due 05/28/2008	2,500	2,501

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	4,490	4,489

Societe Generale NY
2.652% due 06/30/2008	12,600	12,579

Unicredito Italiano NY
3.135% due 05/06/2008	16,200	16,204

		44,869

COMMERCIAL PAPER 6.8%

Danske Corp.
3.075% due 04/01/2008	43,200	43,200

Federal Home Loan Bank
1.500% due 04/01/2008	21,800	21,800

UBS Finance Delaware LLC
2.940% due 06/06/2008	43,300	43,080

		108,080

REPURCHASE AGREEMENTS 2.7%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	35,000	35,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $35,868. Repurchase proceeds are $35,001.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	7,399	7,399
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $7,552. Repurchase proceeds are $7,399.)

		42,399

U.S. TREASURY BILLS 0.4%
1.226% due 05/29/2008 - 06/12/2008 (a)(b)	6,500	6,467

Total Short-Term Instruments (Cost $201,837)		201,815

PURCHASED OPTIONS (f) 0.5%
(Cost $2,547)		7,392

Total Investments 102.1% (Cost $1,621,912)		$1,626,521

Written Options (g) (0.4%) (Premiums $2,432)		(6,022)

Other Assets and Liabilities (Net) (1.7%)		(27,433)

Net Assets (c) 100.0%		$1,593,066

128	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $5,223 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $6,237 and derivative instruments with an aggregate depreciation of ($318) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Cash of $10,315 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,227	$21,969
90-Day Eurodollar December Futures	Long	12/2009	13	4
90-Day Eurodollar June Futures	Long	06/2009	13	5
90-Day Eurodollar March Futures	Long	03/2009	1,725	9,241
90-Day Eurodollar September Futures	Long	09/2008	568	4,571
90-Day Eurodollar September Futures	Long	09/2009	58	253
U.S. Treasury 2-Year Note June Futures	Short	06/2008	168	(75)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	612	(801)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	146	257
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	173	435
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	24
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,490	825
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	127	300
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	196	648
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	829	1,479

				$39,135

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$2,200	$12
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	2,800	36
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	700	9
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	4.400%	03/20/2013	BNP	1,500	77
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	300	(50)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,700	(229)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	1,000	(123)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(20)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	29
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	12,100	219
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	500	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(19)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	300	(57)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(19)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	LEH	4,200	(266)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	3,400	(192)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	7,400	(396)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(122)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(224)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	1,400	(285)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.880%	09/20/2012	DUB	1,500	(33)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.940%	09/20/2012	CSFB	3,100	(61)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	1,100	(5)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	200	0
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,000	(1)
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	2,000	(34)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	5,700	(339)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	700	(41)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	CSFB	1,000	(9)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	400	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.795%	08/20/2012	MSC	5,100	(118)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,600	(178)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	3,000	10
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	4,000	(16)

						$(2,579)

See Accompanying Notes	Annual Report	March 31, 2008	129

Schedule of Investments  Moderate Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$3,200	$218
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	6,161	(249)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,391	(54)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,400	(139)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,300	(116)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	800	(70)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	30,700	435
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	8,500	78
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	13,100	138
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	6,000	(23)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	11,300	(31)

						$(56)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$46,500	$141
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		112,000	532
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		14,700	(308)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		21,600	(146)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		48,500	(561)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,300	(89)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,100	24
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,400	12
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		3,500	(77)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		1,100	(25)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		2,500	(61)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	17,500	30
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	4,500	(22)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		6,100	54
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	11,400	24
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		6,800	12
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		6,300	8
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		5,800	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,300	12
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		4,100	(83)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	121
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		9,700	(574)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(61)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	21,300	17
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	7,400	(107)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		4,800	(66)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,900	(25)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		3,200	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		2,900	8
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(57)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		4,300	(31)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		4,300	(31)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,600	(9)

							$(1,380)

(f)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$44,300	$480	$740
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	97,000	460	4,008
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	14,100	50	583
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	95,700	841	1,240
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	66,300	716	821

							$2,547	$7,392

130	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

(g)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$5,900	$129	$228
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	10,200	328	510
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	462	2,810
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	6,100	52	408
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	31,900	795	1,251
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	22,100	666	815

							$2,432	$6,022

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$11,000	$10,811	$11,105
Fannie Mae	6.000%	04/01/2038	2,000	2,010	2,049
Fannie Mae	6.500%	04/01/2038	2,000	2,047	2,071
Freddie Mac	5.500%	04/01/2038	8,000	7,841	8,079
Ginnie Mae	5.500%	04/01/2038	100	101	102
U.S. Treasury Notes	3.125%	11/30/2009	8,700	8,906	9,039
U.S. Treasury Notes	3.250%	12/31/2009	33,400	34,253	34,724

				$65,969	$67,169

(2)	Market value includes $489 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,182	05/2008	$0	$(3)	$(3)
Buy	AUD	551	04/2008	3	0	3
Buy	BRL	70,135	07/2008	3,943	0	3,943
Sell		18,733	07/2008	286	0	286
Buy		30,118	12/2008	223	0	223
Sell		22,506	12/2008	281	0	281
Buy	CLP	449,507	12/2008	85	0	85
Sell	EUR	6,872	04/2008	0	(132)	(132)
Buy	GBP	1,335	04/2008	0	(5)	(5)
Sell		18,214	04/2008	87	(69)	18
Buy	IDR	10,231,200	05/2008	0	(55)	(55)
Buy	INR	392,518	05/2008	407	0	407
Buy		68,726	08/2008	0	(42)	(42)
Sell	JPY	32,674	04/2008	1	0	1
Buy		234,961	05/2008	0	(62)	(62)
Sell		763,878	05/2008	63	0	63
Buy	KRW	3,468,691	05/2008	0	(248)	(248)
Buy		6,245,788	08/2008	0	(370)	(370)
Buy	KWD	89	05/2008	11	0	11
Buy	MXN	78,869	07/2008	237	0	237
Sell		44,578	07/2008	0	(59)	(59)
Buy	MYR	8,898	05/2008	110	0	110
Sell	NZD	1,202	04/2008	18	0	18
Buy	PHP	166,018	05/2008	338	0	338
Buy	PLN	16,036	07/2008	1,295	0	1,295
Sell		16,035	07/2008	0	(731)	(731)
Buy	RUB	235,094	07/2008	577	0	577
Sell		232,842	07/2008	0	(464)	(464)
Buy		81,071	11/2008	108	0	108
Sell		2,410	11/2008	0	(5)	(5)
Buy	SAR	1,211	05/2008	0	(3)	(3)
Buy	SEK	7,624	06/2008	46	0	46
Buy	SGD	8,992	05/2008	524	0	524
Buy		6,528	11/2008	127	0	127
Buy	ZAR	2,078	07/2008	0	(49)	(49)
Buy		548	12/2008	0	(4)	(4)

				$8,770	$(2,301)	$6,469

See Accompanying Notes	Annual Report	March 31, 2008	131

Schedule of Investments  Money Market Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 10.0%

American Express Centurion Bank
3.275% due 11/07/2008	$3,900	$3,900

American Honda Finance Corp.
4.200% due 07/14/2008	7,400	7,387

Citigroup, Inc.
3.625% due 02/09/2009	4,400	4,405

HSBC Finance Corp.
6.400% due 06/17/2008	3,570	3,580

John Deere Capital Corp.
2.779% due 09/25/2008	3,800	3,800

National Australia Bank Ltd.
3.076% due 12/01/2008	2,000	2,001

Royal Bank of Canada
3.118% due 09/09/2008	3,800	3,797

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	16,500	16,519

Wachovia Corp.
2.728% due 10/28/2008	900	899

		46,288

INDUSTRIALS 0.8%

International Business Machines Corp.
3.079% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $50,088)		50,088

SHORT-TERM INSTRUMENTS 88.9%

CERTIFICATES OF DEPOSIT 6.4%

ABN AMRO N.A. Finance
5.405% due 07/11/2008	8,100	8,100

Citibank New York N.A.
3.860% due 04/16/2008	5,000	5,002

ForeningsSparbanken AB
3.069% due 04/03/2008	1,000	1,000

Fortis Bank S.A.
2.481% due 05/20/2008	11,800	11,797

Royal Bank of Canada
2.762% due 04/16/2008	3,500	3,500

		29,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 75.5%

Alcon Capital Corp.
2.300% due 04/01/2008	$10,000	$10,000
2.490% due 06/10/2008	3,000	2,985

ANZ National International Ltd.
3.080% due 05/05/2008	12,800	12,763

ASB Finance Ltd.
3.100% due 04/09/2008	9,000	8,994

Australia & New Zealand Banking Group Ltd.
3.100% due 04/18/2008	12,000	11,982

Bank of America Corp.
2.565% due 06/25/2008	13,300	13,219

Barclays U.S. Funding Corp.
3.765% due 04/18/2008	8,000	7,986
4.330% due 04/08/2008	2,000	1,998

BNP Paribas Finance, Inc.
2.514% due 06/19/2008	13,100	13,028

Danske Corp.
2.790% due 04/14/2008	12,900	12,887

DnB NOR Bank ASA
3.120% due 04/15/2008	8,000	7,990
4.610% due 05/02/2008	5,000	4,980

Fannie Mae
2.410% due 10/31/2008	14,400	14,195
4.078% due 06/11/2008	11,068	10,979

Federal Home Loan Bank
2.790% due 04/23/2008	37,000	36,952
4.020% due 06/06/2008	7,681	7,624

Freddie Mac
2.436% due 12/26/2008	15,000	15,019
2.760% due 06/20/2008	5,000	4,969

General Electric Capital Corp.
3.220% due 05/01/2008	2,000	1,995

HSBC Bank USA N.A.
2.760% due 07/07/2008	12,800	12,705

ING Funding LLC
3.100% due 05/01/2008	11,700	11,670
3.150% due 04/18/2008	100	100

Lloyds TSB Bank PLC
2.690% due 06/10/2008	12,900	12,833

Nordea N.A., Inc.
2.760% due 04/15/2008	12,900	12,886

Rabobank USA Financial Corp.
2.590% due 04/01/2008	13,100	13,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
2.700% due 05/01/2008	$10,325	$10,302

Skandinaviska Enskilda Banken AB
4.940% due 06/02/2008	9,400	9,320

Societe General N.A.
2.770% due 06/16/2008	13,000	12,924

Svenska Handelsbanken AB
2.990% due 05/12/2008	12,500	12,457

Toyota Motor Credit Corp.
4.560% due 06/06/2008	6,800	6,743

UBS Finance Delaware LLC
2.940% due 06/06/2008	8,000	7,957
3.825% due 04/14/2008	5,000	4,993

Unicredito Italiano SpA
2.800% due 05/14/2008	1,800	1,794
2.850% due 05/21/2008	2,100	2,092
2.900% due 05/05/2008	6,269	6,252
3.170% due 04/08/2008	500	500
3.300% due 04/08/2008	2,400	2,398

Westpac Trust Securities NZ Ltd.
4.490% due 04/07/2008	7,200	7,195

		348,766

REPURCHASE AGREEMENTS 7.0%

Deutsche Bank AG
1.200% due 04/01/2008	31,500	31,500
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $32,131. Repurchase proceeds are $31,501.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	923	923
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $944. Repurchase proceeds are $923.)

		32,423

Total Short-Term Instruments (Cost $410,588)		410,588

Total Investments 99.7% (Cost $460,676)		$460,676

Other Assets and Liabilities (Net) .3%		1,398

Net Assets 100.0%		$462,074

132	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 140.7%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$123	$115
2.719% due 03/25/2034	361	349
2.749% due 08/25/2034 - 10/25/2035	4,910	4,835
2.799% due 10/27/2037	10,000	9,473
2.949% due 11/25/2032	66	65
3.099% due 03/25/2032 - 07/25/2034	4,542	4,514
3.175% due 04/18/2028	8	7
3.625% due 04/25/2023	4	4
4.500% due 02/01/2020 - 05/01/2023	40,222	40,053
4.870% due 10/25/2008	8	8
5.000% due 06/01/2018 - 05/01/2038	214,933	214,680
5.500% due 01/01/2021 - 04/01/2038	143,797	145,918
5.500% due 02/01/2034 - 03/01/2036 (f)	98,884	100,102
5.662% due 05/01/2033	521	528
5.722% due 08/01/2042 - 10/01/2044	1,617	1,619
5.937% due 11/01/2018	4	4
6.000% due 10/01/2018 - 04/01/2038	332,218	340,597
6.121% due 12/01/2034	791	803
6.236% due 10/01/2036	3,464	3,557
6.361% due 05/01/2023	26	27
6.500% due 09/25/2023 - 01/01/2038	59,277	61,451
6.875% due 03/01/2027	102	104
6.970% due 10/01/2028	14	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	186	201
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	63	66

Federal Housing Administration
5.022% due 10/25/2022	429	433
7.430% due 06/01/2019	224	226

Freddie Mac
3.218% due 12/15/2032	297	287
3.318% due 09/15/2030	49	48
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	31	31
5.000% due 05/01/2038	30,800	30,420
5.500% due 12/01/2017 - 04/01/2038	81,458	82,344
5.633% due 02/01/2018	69	69
5.722% due 10/25/2044 - 02/25/2045	4,142	4,086
5.872% due 11/01/2031	131	133
6.000% due 04/15/2016 - 09/01/2037	70,810	72,689
6.399% due 07/01/2030	29	30
6.500% due 12/15/2023 - 03/15/2024	99	105
6.532% due 11/01/2028	8	8
6.547% due 08/01/2025	11	11
7.129% due 05/01/2032	24	24
7.245% due 02/01/2028	183	188
8.000% due 06/15/2026	23	25

Ginnie Mae
3.018% due 02/16/2032	180	180
3.068% due 08/16/2032	1,320	1,299
4.500% due 08/20/2033 (f)	1,161	1,123
5.125% due 12/20/2021 - 11/20/2023	23	23
5.500% due 08/15/2033 - 05/01/2038	90,713	92,415

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 10/15/2033 -03/15/2036 (f)	$14,338	$14,655
5.625% due 07/20/2022 - 08/20/2026	53	54
6.000% due 04/15/2036 - 04/01/2038	33,000	34,066
6.000% due 08/15/2036 - 09/15/2037 (f)	14,152	14,629
6.375% due 02/20/2017 - 03/20/2027	39	40
6.500% due 03/20/2016 - 02/15/2037	2,265	2,357
6.500% due 02/15/2037 - 05/15/2037 (f)	3,451	3,592
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $1,269,615)		1,284,733

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Structural Security Trust
3.500% due 10/11/2033	1,638	1,603

Banktrust Mortgage Trust
5.700% due 12/01/2023	83	80

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	6,195
5.405% due 12/11/2040	9,000	9,052
5.540% due 09/11/2041	5,600	5,560
5.700% due 06/11/2050	5,000	4,928
5.713% due 06/11/2040	15,800	15,729

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310

CBA Commercial Small Balance Commercial Mortgage
2.879% due 12/25/2036	976	831

CC Mortgage Funding Corp.
2.729% due 05/25/2048	2,501	2,032
2.879% due 01/25/2035	158	140

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	2,000	1,857

Countrywide Alternative Loan Trust
2.809% due 05/25/2035	1,411	1,117
2.889% due 02/25/2035	48	38

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	894	695
2.919% due 03/25/2035	2,953	2,227
3.059% due 09/25/2034	810	637
4.800% due 11/25/2034	2,998	2,816
5.000% due 08/25/2033	242	242
6.042% due 04/25/2035	1,666	1,614

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	9,632

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	43	39

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	4,267	4,018

Greenpoint Mortgage Funding Trust
2.829% due 06/25/2045	790	595

Harborview Mortgage Loan Trust
2.779% due 05/19/2047	3,019	2,288
2.869% due 11/19/2035	2,063	1,634

Indymac Index Mortgage Loan Trust
2.839% due 04/25/2035	2,036	1,599
2.919% due 02/25/2035	1,269	981

Mellon Residential Funding Corp.
3.168% due 11/15/2031	629	567

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	3,287

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Trust
5.017% due 01/12/2044	$1,552	$1,549

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	30	24
4.250% due 10/25/2035	3,459	3,339

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	29	29

Prime Mortgage Trust
5.000% due 02/25/2019	490	477

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	8,095	6,612

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	521	503

Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
2.909% due 10/19/2026	399	379
2.916% due 10/20/2027	112	98

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	3,542	2,692
5.726% due 05/25/2035	2,330	2,257

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Structured Asset Securities Corp.
3.099% due 12/25/2033	2,046	1,717

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	1,907	1,761
2.719% due 09/25/2046	3,043	2,844
3.279% due 04/25/2043	2,015	1,964

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,058	1,935

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	2,467	1,967
3.139% due 12/25/2027	2,306	2,094
3.625% due 07/25/2044	570	459
4.030% due 08/25/2033	1,865	1,806
5.326% due 02/25/2046	1,421	1,106
5.740% due 03/25/2033	2,376	2,371

Total Mortgage-Backed Securities (Cost $130,741)		124,708

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp.
2.649% due 06/25/2036	601	593
2.679% due 02/25/2036	68	68

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	25	23
3.299% due 10/25/2031	23	21

Amresco Residential Securities Mortgage Loan Trust
3.094% due 06/25/2028	463	384
3.154% due 06/25/2027	353	306
3.229% due 09/25/2028	1,016	812
3.690% due 09/25/2027	842	768

Argent Securities, Inc.
2.659% due 05/25/2036	12	12
3.449% due 11/25/2034	2,500	2,002

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	41	41

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	147	136

Citibank Omni Master Trust
3.699% due 12/23/2013	5,600	5,611

Citigroup Mortgage Loan Trust, Inc.
2.839% due 08/25/2035	238	219

See Accompanying Notes	Annual Report	March 31, 2008	133

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance
4.318% due 05/15/2032	$1,231	$1,000

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,873	1,464

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	1,327	1,290
2.669% due 07/25/2036	99	99
3.265% due 07/25/2036	2	2

EMC Mortgage Loan Trust
3.349% due 08/25/2040	282	244

First Franklin Mortgage Loan Asset-Backed Certificates
3.519% due 08/25/2032	6	6

GSAMP Trust
2.669% due 02/25/2036	64	64

GSR Mortgage Loan Trust
2.699% due 11/25/2030	296	293

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	1,781	1,694

Home Equity Asset Trust
2.679% due 05/25/2036	91	90
3.199% due 11/25/2032	3	2

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	100	100

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Park Place Securities, Inc.
3.099% due 07/25/2035 (i)	$5,000	$3,888

Quest Trust
3.499% due 06/25/2034	2,777	2,651

Renaissance Home Equity Loan Trust
2.979% due 12/25/2032	54	50
3.039% due 08/25/2033	307	287

Residential Funding Mortgage Securities II, Inc.
2.699% due 02/25/2036	3,709	3,357

Salomon Brothers Mortgage Securities VII, Inc.
3.574% due 10/25/2028	954	817

Soundview Home Equity Loan Trust
2.679% due 06/25/2037	3,128	2,959

Specialty Underwriting & Residential Finance
2.939% due 01/25/2034	35	32

Structured Asset Securities Corp.
2.889% due 01/25/2033	43	39

United National Home Loan Owner Trust
6.910% due 03/25/2025	503	493

Wells Fargo Home Equity Trust
2.839% due 10/25/2035	1,278	1,241
2.849% due 12/25/2035	2,425	2,371

Total Asset-Backed Securities (Cost $36,627)		35,654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 3.0%

Bank of America Corp.
2.920% due 08/26/2008	$2,300	$2,274

Federal Home Loan Bank
1.500% due 04/01/2008	24,700	24,700

		26,974

REPURCHASE AGREEMENTS 3.1%

Deutsche Bank AG
1.200% due 04/01/2008	28,500	28,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $29,071. Repurchase proceeds are $28,501.)

U.S. TREASURY BILLS 1.6%
1.201% due 05/29/2008 - 06/12/2008 (b)(c)(d)	14,855	14,777

Total Short-Term Instruments (Cost $70,293)		70,251

Total Investments 166% (Cost $1,507,276)		$1,515,346

Other Assets and Liabilities (Net) (66%)		(602,394)

Net Assets (e) 100.0%		$912,952

Notes to Schedule of Investments amounts in thousands

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,197 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,989 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $10,213 and derivative instruments with an aggregate depreciation of $6,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $141,725 at a weighted average interest rate of 4.537%. On March 31, 2008, securities valued at $130,006 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	07/12/2043	BCLY	1,946	1,807
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$4,656

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$23,000	$61
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	5,000	2,366
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	3,000	1,781
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	6,000	(2,137)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	4,500	(1,569)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	3,000	(1,695)

							$(1,193)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

134	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$1,200	$(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	33,600	(2,032)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	32,000	(1,703)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $118	07/01/2011	LEH	3,000	(115)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	67
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	610
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	1,023

						$(2,172)

(h)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.099%	07/25/2035	03/13/2008	$4,255	$3,888	0.43%

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$10,500	$10,571	$10,584
Fannie Mae	5.500%	04/01/2038	93,000	93,151	93,886
Fannie Mae	5.500%	05/01/2038	4,000	4,051	4,028
Fannie Mae	6.000%	04/01/2038	107,000	107,502	109,625
Freddie Mac	6.000%	04/01/2038	4,700	4,720	4,820
Ginnie Mae	5.500%	04/01/2038	12,000	12,022	12,215
Ginnie Mae	6.000%	04/01/2038	53,000	54,797	54,698
U.S. Treasury Notes	4.500%	05/15/2017	5,778	6,221	6,396

				$293,035	$296,252

(2)	Market value includes $114 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	135

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$60,198	$50,073

Ford Motor Co.
5.800% due 12/15/2013	4,938	4,059

Georgia-Pacific Corp.
4.446% due 12/20/2012	1,053	978
4.740% due 12/20/2012	11,333	10,529
4.835% due 12/20/2012	1,333	1,239

Shackleton Re Ltd.
10.750% due 08/01/2008	9,000	8,685
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	10,000	8,994

Total Bank Loan Obligations (Cost $98,018)		87,452

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 5.9%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	9,708	9,628

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,019

American Express Centurion Bank
6.000% due 09/13/2017	26,600	25,867

American Express Co.
7.000% due 03/19/2018	25,830	27,185
8.150% due 03/19/2038	7,270	8,081

American International Group, Inc.
5.850% due 01/16/2018	10,300	10,134

Bank of America Corp.
8.000% due 12/29/2049	15,500	15,550

Barclays Bank PLC
5.450% due 09/12/2012	70,800	72,616
6.050% due 12/04/2017	19,600	19,166
7.434% due 09/29/2049	8,700	7,881

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	38,270	38,339
7.250% due 02/01/2018	17,000	17,611

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,563

Calabash Re Ltd.
11.200% due 01/08/2010	4,900	4,972
13.700% due 01/08/2010	2,500	2,579

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	26,623

CIT Group, Inc.
5.000% due 11/24/2008	25,000	22,983

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	6,300	6,224

Citigroup, Inc.
3.162% due 05/02/2008	14,100	14,095
3.291% due 01/30/2009	9,600	9,516

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,473

Foundation Re Ltd.
7.170% due 11/24/2008	7,250	7,089

Foundation Re II Ltd.
9.820% due 11/26/2010	10,300	10,519

General Electric Capital Corp.
2.941% due 12/12/2008	12,700	12,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.344% due 07/28/2008	$3,500	$3,502
5.875% due 01/14/2038	20,000	19,343

GMAC LLC
3.749% due 09/23/2008	200	189

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	65,400	61,029

HSBC Finance Corp. CPI Linked Bond
5.620% due 02/10/2009	2,000	2,009

JPMorgan Chase & Co.
2.679% due 06/25/2010	500	487

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	10,000	9,738
6.200% due 09/26/2014	3,900	3,853
7.000% due 09/27/2027	4,500	4,170

Longpoint Re Ltd.
8.050% due 05/08/2010	11,200	11,354

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (n)	28,400	25,807

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	500	487
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	26,900	26,610

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,700	1,666

Morgan Stanley
3.212% due 05/07/2009	1,100	1,082

Mystic Re Ltd.
9.390% due 12/05/2008	6,900	6,842
12.090% due 12/05/2008	3,300	3,269

Nuveen Investments, Inc.
10.500% due 11/15/2015	22,300	19,234

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,718

Parametric Re Ltd.
9.661% due 05/19/2008	1,500	1,500

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	3,070

Phoenix Quake Ltd.
5.148% due 07/03/2008	50,550	50,550

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	9,000	9,002

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	10,750	10,601

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	11,300	11,296

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,200	5,297
13.326% due 06/07/2010	20,000	20,464

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,259

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	8,940

UBS AG
5.875% due 12/20/2017	13,900	14,244

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	22,000	21,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,040

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,000	4,921

Vita Capital III Ltd.
5.822% due 01/01/2012	7,900	7,625

VTB Capital S.A.
3.839% due 08/01/2008	20,100	19,899

Wachovia Bank N.A.
3.146% due 12/02/2010	30,500	29,131

Wachovia Corp.
7.980% due 02/28/2049	8,100	7,983

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	17,038
5.625% due 12/11/2017	1,200	1,231

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,562

		913,641

INDUSTRIALS 1.3%

Amgen, Inc.
3.170% due 11/28/2008	2,000	1,998

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,573

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,140	1,137

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,519

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,067
6.375% due 10/01/2011	2,000	1,925

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	15,300	15,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	4,478

General Electric Co.
3.030% due 12/09/2008	6,000	6,003

General Mills, Inc.
4.024% due 01/22/2010	600	588

HJ Heinz Co.
6.428% due 12/01/2020	20,000	20,342

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,667
6.125% due 02/01/2018	19,200	19,237

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

136	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	$3,000	$2,932

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,718

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,434

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	6,000	6,158

Time Warner, Inc.
3.300% due 11/13/2009	1,600	1,533

Transocean, Inc.
3.214% due 09/05/2008	500	498

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	16,918

Whirlpool Corp.
6.500% due 06/15/2016	6,000	6,233

		199,096

UTILITIES 0.8%

AT&T, Inc.
6.300% due 01/15/2038	1,100	1,067

BellSouth Corp.
4.240% due 04/26/2021	8,700	8,705

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,101

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,247

Embarq Corp.
7.082% due 06/01/2016	4,600	4,363

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	62,297

Midwest Generation LLC
8.300% due 07/02/2009	8,004	8,165

Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,000

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	200	200

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		125,082

Total Corporate Bonds & Notes (Cost $1,254,070)		1,237,819

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,005

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	$2,500	$2,436

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,380	3,378

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	1,570	1,247
9.249% due 01/01/2014	930	684

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,168

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,161

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,410
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	6,400	5,660

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,057

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,101

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,212
4.500% due 07/01/2024	2,000	1,991

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,364
4.500% due 01/01/2028	1,700	1,613

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	379

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,193
5.000% due 06/15/2038	8,100	8,049

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,570	1,324

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	8,899
6.000% due 06/01/2042	8,900	8,178

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,867

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,750	1,716
6.125% due 06/01/2032	740	706

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	997

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	$4,500	$2,210

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	400	412

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,531

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,500	12,887

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,485

Total Municipal Bonds & Notes (Cost $126,388)		123,932

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	61,000	60,601

Total Commodity Index-Linked Notes (Cost $61,000)		60,601

U.S. GOVERNMENT AGENCIES 38.8%

Fannie Mae
2.729% due 03/25/2036	3,276	3,241
2.799% due 10/27/2037	6,300	5,968
2.949% due 05/25/2042	22	21
4.275% due 08/01/2035	399	408
4.500% due 07/15/2020	2,000	1,969
4.540% due 07/01/2035	510	518
4.665% due 05/01/2035	1,348	1,365
4.668% due 05/25/2035	200	201
4.669% due 01/01/2035	50	51
4.723% due 04/01/2035	1,069	1,077
4.858% due 06/01/2033	310	316
5.000% due 06/25/2027- 04/01/2038	361,529	358,171
5.244% due 04/01/2033	1,278	1,301
5.500% due 11/01/2021- 04/01/2038	2,391,098	2,416,591
5.722% due 06/01/2043- 10/01/2044	5,682	5,665
5.723% due 03/01/2044	256	254
5.798% due 04/01/2032	165	168
5.950% due 02/25/2044	54	56
6.000% due 07/01/2031 - 04/01/2038	1,981,314	2,031,132
6.500% due 06/25/2028 - 04/01/2038	294,849	305,420
6.704% due 04/01/2027	136	137
6.927% due 10/01/2031	427	437

Federal Housing Administration
7.430% due 12/01/2020	68	69

Freddie Mac
2.879% due 09/25/2031	1,603	1,602
2.968% due 07/15/2019 - 10/15/2020	865	837
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	6,057	5,924
5.000% due 01/15/2024 - 06/01/2037	3,127	3,148
5.250% due 08/15/2011	3,118	3,170
5.300% due 01/09/2012	30,000	30,659
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	196,080	198,318

See Accompanying Notes	Annual Report	March 31, 2008	137

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.722% due 10/25/2044	$8,403	$8,323
5.922% due 07/25/2044	672	657
6.000% due 01/01/2034 - 11/01/2037	575,110	590,482
6.500% due 01/25/2028	65	69
6.625% due 01/01/2034	1,284	1,297
7.000% due 10/15/2030	273	280
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
3.218% due 06/16/2031 - 03/16/2032	160	158
4.750% due 12/20/2035	2,409	2,407
5.500% due 12/15/2036 - 09/15/2037	5,087	5,195
5.625% due 07/20/2035	139	139
6.000% due 06/20/2034	181	184
6.500% due 05/15/2028 - 04/15/2031	1,056	1,105

Small Business Administration
5.490% due 03/01/2028	4,100	4,198
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $5,880,106)		6,004,861

U.S. TREASURY OBLIGATIONS 95.9%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,070,478	1,095,818
1.625% due 01/15/2015	353,169	374,249
1.625% due 01/15/2018	493,618	517,721
1.750% due 01/15/2028	538,326	533,322
1.875% due 07/15/2013	1,277,176	1,377,355
1.875% due 07/15/2015	609,051	656,776
2.000% due 04/15/2012	84,414	90,870
2.000% due 01/15/2014	864,843	936,057
2.000% due 07/15/2014	500,752	543,473
2.000% due 01/15/2016	152,942	165,644
2.000% due 01/15/2026	624,737	643,430
2.375% due 04/15/2011	78,048	83,859
2.375% due 01/15/2017	1,265	1,410
2.375% due 01/15/2025	1,261,038	1,371,182
2.375% due 01/15/2027	255,123	278,263
2.500% due 07/15/2016	141,684	159,406
2.625% due 07/15/2017	619,990	705,820
3.000% due 07/15/2012	1,062,174	1,190,300
3.375% due 01/15/2012	112,095	126,160
3.375% due 04/15/2032	37,200	48,849
3.500% due 01/15/2011	674,492	746,157
3.625% due 04/15/2028	994,764	1,288,841
3.875% due 04/15/2029	827,690	1,118,286
4.250% due 01/15/2010	650,413	705,597

U.S. Treasury Bonds
4.375% due 02/15/2038	86,400	87,521

Total U.S. Treasury Obligations (Cost $14,829,399)		14,846,366

MORTGAGE-BACKED SECURITIES 1.7%

Banc of America Funding Corp.
4.622% due 02/20/2036	42,420	40,640
6.142% due 01/20/2047	521	452

BCAP LLC Trust
2.769% due 01/25/2037	15,316	10,806

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,121	40,291
4.488% due 02/25/2034	533	498
4.550% due 08/25/2035	21,868	21,028
4.617% due 01/25/2034	3,616	3,378
4.760% due 01/25/2034	2,084	2,002
4.862% due 01/25/2035	8,152	7,902
6.099% due 11/25/2030	339	328

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	$234	$203
5.706% due 09/25/2035	333	274

Chase Mortgage Finance Corp.
4.353% due 02/25/2037	885	875

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,321	2,316
4.248% due 08/25/2035	9,694	9,210
4.748% due 08/25/2035	10,267	10,204
4.900% due 12/25/2035	2,274	2,167

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	79	60
6.000% due 01/25/2037	8,760	7,076

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	11,604	10,228

First Republic Mortgage Loan Trust
3.118% due 08/15/2032	142	137

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23

GSR Mortgage Loan Trust
4.539% due 09/25/2035	32,698	30,826

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,991	1,501
2.876% due 06/20/2035	1,024	798

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	54	51

JPMorgan Mortgage Trust
5.023% due 02/25/2035	670	609

Lehman XS Trust
2.679% due 07/25/2046	4,394	4,264

MASTR Adjustable Rate Mortgages Trust
4.666% due 12/25/2033	525	497
5.037% due 12/25/2033	477	459

Mellon Residential Funding Corp.
3.168% due 11/15/2031	47	43
3.561% due 12/15/2030	626	603
3.991% due 10/20/2029	327	316

Merrill Lynch Floating Trust
2.888% due 06/15/2022	3,030	2,837

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	764	614

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	107	94
3.198% due 03/15/2025	148	119
3.599% due 10/25/2035	61	53

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	21,612	17,654

Sequoia Mortgage Trust
2.909% due 10/19/2026	40	38

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	174	146
5.726% due 01/25/2035	18	17

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	38	37
2.719% due 08/25/2036	14,766	11,048
2.809% due 07/19/2035	593	483
2.809% due 05/25/2046	10,049	7,617
2.889% due 10/19/2034	16	14

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	899	834
2.719% due 09/25/2046	76	71

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	137	129

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	7,087	5,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.889% due 10/25/2045	$184	$147
3.027% due 08/25/2033	6,000	6,000
3.139% due 12/25/2027	791	718
4.229% due 03/25/2034	750	748
5.220% due 02/27/2034	3,216	3,058
5.526% due 11/25/2042	6	5
5.572% due 07/25/2046	65	44

Total Mortgage-Backed Securities (Cost $276,603)		268,311

ASSET-BACKED SECURITIES 0.4%

ACE Securities Corp.
2.679% due 10/25/2036	413	401

BA Credit Card Trust
3.890% due 04/15/2013	33,300	32,975

Bear Stearns Asset-Backed Securities Trust
2.929% due 01/25/2036	1,108	1,078
3.049% due 03/25/2043	149	145

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	951	935

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	162	140

First USA Credit Card Master Trust
2.935% due 04/18/2011	2,000	1,998

Ford Credit Auto Owner Trust
5.292% due 10/15/2008	380	381

GSAMP Trust
2.719% due 12/25/2035	900	894

GSR Mortgage Loan Trust
2.699% due 11/25/2030	328	325

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	886	881

Lehman XS Trust
2.679% due 04/25/2046	16	16
2.679% due 11/25/2046	52	50
2.689% due 05/25/2046	1,277	1,241

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	198	197

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	5,551	5,445
2.649% due 05/25/2037	316	312
2.659% due 04/25/2037	507	501

Morgan Stanley ABS Capital I
2.639% due 07/25/2036	424	415
2.669% due 03/25/2036	473	471

Nelnet Student Loan Trust
2.616% due 12/22/2014	272	272

New Century Home Equity Loan Trust
2.669% due 08/25/2036	4,464	4,401

Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	12	11

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	80	74

Residential Asset Securities Corp.
2.639% due 06/25/2036	44	43
2.669% due 07/25/2036	3,606	3,571

SACO I, Inc.
2.659% due 05/25/2036	2,375	1,801

SLM Student Loan Trust
3.331% due 01/25/2018	755	754

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	584	562

Specialty Underwriting & Residential Finance
2.679% due 12/25/2036	968	962

138	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

USAA Auto Owner Trust
4.160% due 04/16/2012		$1,700	$1,714

Total Asset-Backed Securities (Cost $64,232)			62,966

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		17,150	17,179

Total Sovereign Issues (Cost $17,133)			17,179

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	50,049	25,849

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,334

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,400	5,042

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	20,952	26,952

Canadian Government CPI Linked Bond
4.250% due 12/01/2021		2,692	3,472

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,508	10,312
1.600% due 07/25/2015 (d)		3,233	5,121
3.150% due 07/25/2032 (d)		6,909	12,889

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	6,104
5.500% due 09/15/2066	GBP	12,450	22,617
5.500% due 09/15/2067	EUR	500	748
6.500% due 09/15/2067	GBP	30,600	58,310

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,100	8,115

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		2,215	3,580
4.250% due 08/01/2014		1,700	2,724

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,010,930	29,673
1.100% due 12/10/2016		10,681,320	107,040
1.200% due 06/10/2017		14,335,868	144,121
1.200% due 12/10/2017		1,748,700	17,526

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	218

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,495

Pylon Ltd.
6.117% due 12/29/2008	EUR	21,850	34,368
8.517% due 12/29/2008		40,700	64,576

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	7,061

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,442
4.000% due 12/01/2008		37,000	7,618

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	310
2.500% due 05/20/2009		12,200	65,345
2.500% due 08/16/2013		2,500	12,527

Total Foreign Currency-Denominated Issues (Cost $620,493)			700,489

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049	16,000	$16,528

Total Convertible Preferred Stocks (Cost $16,000)		16,528

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.5%

CERTIFICATES OF DEPOSIT 1.3%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$96,900	96,623

Citibank New York N.A.
3.100% due 05/07/2008	100,000	100,000

Nordea Bank Finland PLC
3.081% due 12/01/2008	5,500	5,497

Societe Generale NY
2.626% due 06/30/2008	1,500	1,497

		203,617

COMMERCIAL PAPER 25.2%

ANZ National International Ltd.
2.770% due 06/05/2008	28,800	28,656
3.070% due 05/21/2008	32,800	32,660

Banco Santander Central Hispano S.A.
2.770% due 06/09/2008	11,300	11,240

Bank of America Corp.
2.770% due 05/01/2008	32,100	32,026
2.950% due 04/07/2008	400,800	400,603
2.950% due 04/23/2008	14,850	14,823

Barclays U.S. Funding Corp.
2.790% due 06/11/2008	98,200	97,663

BNP Paribas Finance, Inc.
2.694% due 04/14/2008	54,800	54,747

Calyon Financial, Inc.
3.000% due 04/04/2008	186,500	186,453

CBA (de) Finance
2.760% due 06/13/2008	2,500	2,486
2.920% due 06/06/2008	2,100	2,089
3.080% due 05/01/2008	30,600	30,522

Danske Corp.
2.790% due 04/14/2008	118,100	117,981
2.790% due 04/15/2008	233,400	233,147
2.800% due 04/14/2008	5,800	5,794

DnB NOR Bank ASA
4.560% due 04/04/2008	36,800	36,786

Fortis Funding LLC
3.040% due 04/03/2008	20,000	19,997

HSBC Bank USA N.A.
2.760% due 07/07/2008	5,300	5,261
2.880% due 06/06/2008	17,600	17,510

ING Funding LLC
2.980% due 04/04/2008	15,400	15,396

Intesa Funding LLC
2.760% due 06/16/2008	162,100	161,152

Lloyds TSB Bank PLC
2.950% due 04/08/2008	378,200	377,983

Nordea N.A., Inc.
2.950% due 04/09/2008	33,200	33,178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.980% due 04/04/2008	$52,500	$52,487
2.980% due 04/08/2008	347,500	347,299

Rabobank USA Financial Corp.
3.000% due 04/08/2008	350,800	350,595

Royal Bank of Scotland Group PLC
2.750% due 05/21/2008	10,400	10,360
3.020% due 05/14/2008	24,500	24,412
3.070% due 04/24/2008	182,400	182,042
3.800% due 04/14/2008	95,200	95,069

San Paolo U.S. Financial Co.
2.730% due 04/11/2008	46,100	46,065
2.770% due 06/13/2008	111,100	110,476
2.850% due 04/30/2008	1,200	1,197

Skandinaviska Enskilda Banken AB
3.810% due 04/17/2008	44,400	44,325

Societe General N.A.
2.770% due 06/16/2008	414,900	412,473

Svenska Handelsbanken AB
2.990% due 05/19/2008	7,200	7,171

UBS Finance Delaware LLC
2.940% due 06/06/2008	92,200	91,731
3.020% due 04/04/2008	128,200	128,168

Unicredito Italiano SpA
2.830% due 06/16/2008	26,000	25,848
3.000% due 04/08/2008	1,300	1,299
3.100% due 05/05/2008	14,200	14,158
3.850% due 05/02/2008	40,900	40,764

		3,904,092

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	42,000	42,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $43,042. Repurchase proceeds are $42,001.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	8,005	8,005
(Dated 03/31/2008. Collateralized by Fannie Mae 0.000% due 06/13/2008 valued at $2,117 and Freddie Mac 0.000% due 06/09/2008 valued at $6,052. Repurchase proceeds are $8,005.)

		50,005

U.S. TREASURY BILLS 7.7%
1.131% due 04/15/2008 - 09/11/2008 (c)(e)(f)(g)	1,197,186	1,187,786

Total Short-Term Instruments (Cost $5,351,156)		5,345,500

PURCHASED OPTIONS (l) 0.4%
(Cost $19,633)		56,059

Total Investments 186.1% (Cost $28,614,231)		$28,828,063

Written Options (m) (0.7%) (Premiums $68,414)		(115,533)

Other Assets and Liabilities (Net) (85.4%)		(13,227,487)

Net Assets (h) 100.0%		$15,485,043

See Accompanying Notes	Annual Report	March 31, 2008	139

Schedule of Investments  Real Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $118,107 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $212,065 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $72,900 and derivative instruments with an aggregate depreciation of ($15,035) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $59,864 at a weighted average interest rate of 5.354%. On March 31, 2008, there were no open reverse repurchase agreements.
(j)	Cash of $83,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	738	$1,218
90-Day Euribor December Futures	Long	12/2009	852	1,342
90-Day Euribor June Futures	Short	06/2008	400	28
90-Day Euribor June Futures	Long	06/2009	1,187	1,800
90-Day Euribor March Futures	Long	03/2009	674	758
90-Day Euribor September Futures	Long	09/2008	373	(244)
90-Day Euribor September Futures	Long	09/2009	1,192	1,576
90-Day Eurodollar December Futures	Short	12/2008	258	(92)
90-Day Eurodollar December Futures	Long	12/2009	164	49
90-Day Eurodollar June Futures	Long	06/2009	1,383	7,709
90-Day Eurodollar September Futures	Short	09/2008	5	(1)
90-Day Eurodollar September Futures	Long	09/2009	1,596	7,703
Canada Government 10-Year Bond June Futures	Long	06/2008	22	91
Euro-Bund 10-Year Bond June Futures	Short	06/2008	2,270	2,249
Euro-Schatz June Futures	Long	06/2008	227	(230)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	368	32
U.S. Treasury 5-Year Note June Futures	Short	06/2008	2,120	(2,396)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	17,625	54,921
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	16,252	(21,953)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,206	1,634
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	21
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	1,914
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,095	1,696
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	1,347
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	3,292
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	39
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	95	(265)

				$64,238

(k)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%		03/20/2013	DUB	$17,100	$110
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,600	(421)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,500	34
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	17,000	(850)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%	)	12/20/2012	BOA	800	31
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	BEAR	7,200	602
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	RBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	UBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	800	69
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,200	(161)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	3,100	(151)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	CSFB	9,000	(436)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	MSC	1,800	(73)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	DUB	1,100	(60)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,300	(24)

140	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	$2,300	$33
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,600	81
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(2.700%	)	12/20/2017	GSC	5,000	224
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	20,000	91
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	UBS	1,500	(286)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	2,500	(416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,600	(1,431)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,600	(595)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	4,700	(58)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,200	224
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,900	118
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	1,100	(244)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	5,000	(1,040)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,700	(874)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	RBS	10,000	2,050
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	BOA	15,000	(2,965)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,100	(590)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,100	(586)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	1,200	(202)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	MLP	18,600	(3,129)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	9,300	(1,562)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	7,000	(1,057)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	CITI	26,100	(70)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	8,000	(230)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	9,600	(268)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	5,000	(138)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	2,100	(58)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	7,000	(187)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	600	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	4,400	194
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	5,700	254
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,500	(140)
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	1,000	7
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	JPM	9,000	564
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	1,000	63
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	7,000	(633)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,700	(773)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	3,200	(233)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	3,200	(223)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.100%	)	09/20/2017	DUB	1,000	35
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	2,100	139
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	1,600	115
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	9,800	715
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	5,400	394
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	1,100	81
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	LEH	5,700	(335)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	11,700	(14)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	4,000	(14)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,300	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,900	(26)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	7,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,900	1

See Accompanying Notes	Annual Report	March 31, 2008	141

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	$17,300	$5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	19,000	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,900	(26)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	8,000	(435)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	5,000	(263)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	400	14
Target Corp. 6.000% due 01/15/2018	Buy	(1.200%	)	03/20/2018	MSC	7,000	23
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,900	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	19,000	(58)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	11,000	(80)
Whirlpool Corp. 6.500% due 06/15/2016	Buy	(1.060%	)	06/20/2016	GSC	6,000	(15)

							$(16,064)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$84,990	$5,104
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	11,484	652
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	48,520	3,375
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	137,264	9,595
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	2,178	125
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	24,552	1,254
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	89,397	5,447
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	31,779	1,881
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	43,400	(4,560)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	10,800	107
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	15,000	386
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	10,600	184
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	2,800	57
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,200	203
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	26,400	923
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	13,000	468
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	71,300	1,862
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	143,200	6,045
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	61,300	2,588
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	15,000	60
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	153,200	1,026
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,300	(1,228)
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	6,500	18
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	4,800	47
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	22,700	1,145
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	224,400	7,896
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,200	1,482
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	62,700	2,431
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,200	1,308
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	151,800	4,609
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,400	383
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,100	(916)

							$54,636

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$(765)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		15,900	(6)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		468,200	1,636
Pay	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	13,100	402
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		2,800	(49)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		5,200	(140)

142	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	HSBC	CAD	7,000	$16
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	JPM		3,300	64
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP		9,000	123
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	UBS		4,700	89
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	BCLY	SEK	168,000	(164)
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	JPM		46,000	(54)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$784,700	8,823
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		1,276,300	38,082
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		282,800	(1,119)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		51,885	(251)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		299,000	13,067
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		22,400	983
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		430,500	20,551
Receive	3-Month USD-LIBOR	5.000%	06/20/2014	GSC		264,300	(20,941)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		37,900	(1,614)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		80,400	(4,363)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		51,100	(4,068)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		49,400	278
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,500	1,488
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(15,672)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		15,200	(1,066)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		146,500	(22,295)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		59,600	(9,070)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	4,060
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		31,100	(539)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		2,100	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	JPM		84,300	(520)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		105,600	(1,122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	03/15/2010	BCLY	EUR	50,000	237
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP		60,000	314
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		52,200	358
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		8,800	89
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		22,700	183
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		33,900	(100)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.100%	03/13/2011	DUB		4,800	15
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		31,400	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		27,800	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		6,900	(138)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		40,900	(640)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		72,600	(1,148)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,900	(131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		12,600	(278)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,200	(115)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		62,000	(1,145)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,900	(128)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,900	(154)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,000	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,300	(1,031)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		17,000	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.098%	09/28/2012	BNP		33,000	(540)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		75,000	(266)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		33,100	54
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		30,000	123
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,100	(435)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		169,500	(461)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		53,500	(752)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		209,600	(2,904)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		35,800	(506)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		21,900	(298)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		614,500	(3,573)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,900	575
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		20,200	438
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		21,200	468
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,600	(98)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	1,507
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	1,303
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		104,450	5,287
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		500	(18)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		56,600	(67)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,927	261
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	13,000	(48)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM		27,000	(180)

See Accompanying Notes	Annual Report	March 31, 2008	143

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS	GBP	20,000	$(69)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		277,600	(1,246)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	2,656
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	BCLY		2,900	13
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,631
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(744)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	1,436
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(256)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(278)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,000	(11)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,200	(1,851)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		30,600	(2,534)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	2,498
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	1,154
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	3,846
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	867
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		12,790,000	(3,571)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		7,040,000	(2,273)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	210,000	1,157
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		584,200	1,146
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		11,800	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		132,800	419
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	163,000	(938)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		47,600	(1,757)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		277,300	(9,931)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		6,000	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		427,200	(1,644)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		40,800	(199)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	33,900	55
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.790%	10/07/2015	BNP		50,000	(84)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		39,000	633
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		6,900	91
Pay	United Kingdom RPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(1,895)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		3,000	(48)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		11,900	(224)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		34,800	(1,123)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		13,600	(917)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		17,000	(870)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		5,250	(323)

							$(15,157)

(l)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	6,154	$386	$96
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,922	53	23
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	27	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	141.000	05/23/2008	22	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	195	4	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	144.000	05/23/2008	3,075	56	48
Call - CBOT U.S. Treasury 30-Year Bond June Futures	145.000	05/23/2008	3,400	62	53
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	1,800	17	28
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	5,500	52	86
Call - CBOT U.S. Treasury 30-Year Bond June Futures	155.000	05/23/2008	1,014	10	16
Put - CBOT U.S. Treasury 10-Year Note June Futures	84.000	05/23/2008	4,233	40	66
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,500	14	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	3,500	33	55
Put - CBOT U.S. Treasury 10-Year Note June Futures	88.000	05/23/2008	9	0	0

				$728	$498

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$2,855
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	4,813

							$2,467	$7,668

144	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	55,100	$2,903	$9,142
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		55,100	2,903	2,105
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008		$182,600	4,807	347
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008		182,600	4,807	34,978
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008		32,000	579	74

					$15,999	$46,646

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$100.000	04/14/2008	$850,000	$67	$204
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	102.000	04/14/2008	1,000,000	78	10
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	600,000	47	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.500	05/05/2008	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	95.000	04/04/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/14/2008	1,000,000	78	1,030
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	115.000	04/14/2008	950,000	74	1

				$439	$1,247

(m)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	3,017	$3,364	$6,411
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	1,158	1,406	1,864
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,309	1,486	1,104
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,581	2,543	1,828
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,444	1,552	113
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,474	1,816	322
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,450	344

				$14,693	$13,830

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$72,000	$1,917	$6,492
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	416
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	74,000	1,950	2,861
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,300	1,317	4,484
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	178
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	5,634
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	223
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	11,983
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	767
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	4,210
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,568
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	9,657
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	383
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	10,180
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	652
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	8,512
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,285	545
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	3,412
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	12,373
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	4,610

							$50,016	$89,140

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$104
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	10,421
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	32,000	530	2,038

				$3,705	$12,563

See Accompanying Notes	Annual Report	March 31, 2008	145

Schedule of Investments  Real Return Fund  (Cont.)

(n)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$28,165	$25,807	0.17%

(o)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$344,300	$329,534	$340,803
Fannie Mae	5.500%	04/01/2023	5,000	5,089	5,104
Fannie Mae	5.500%	04/01/2038	297,900	301,684	300,739
Fannie Mae	6.000%	04/01/2038	819,400	826,562	839,501
Freddie Mac	5.000%	04/01/2038	200	192	198
Freddie Mac	5.500%	04/01/2038	11,000	11,100	11,108
Freddie Mac	6.000%	04/01/2038	627,800	630,462	643,790
Ginnie Mae	5.500%	04/01/2038	6,000	6,131	6,117
U.S. Treasury Bonds	4.750%	02/15/2037	107,800	112,886	116,971
U.S. Treasury Bonds	5.375%	02/15/2031	700	803	819
U.S. Treasury Notes	2.000%	02/28/2010	150,000	151,181	152,021
U.S. Treasury Notes	3.125%	09/15/2008	177,200	178,128	179,451
U.S. Treasury Notes	3.250%	12/31/2009	93,300	95,911	96,852
U.S. Treasury Notes	3.500%	02/15/2018	19,900	20,023	20,130
U.S. Treasury Notes	3.625%	12/31/2012	30,710	32,178	32,795
U.S. Treasury Notes	3.625%	05/15/2013	21,700	22,794	23,312
U.S. Treasury Notes	3.875%	10/31/2012	5,000	5,280	5,325
U.S. Treasury Notes	4.125%	08/31/2012	123,600	130,100	133,242
U.S. Treasury Notes	4.250%	08/15/2014	3,700	3,925	4,073
U.S. Treasury Notes	4.250%	11/15/2017	106,910	112,841	116,077
U.S. Treasury Notes	4.500%	02/15/2016	108,600	117,589	120,432
U.S. Treasury Notes	4.750%	05/15/2014	201,500	224,615	230,895
U.S. Treasury Notes	4.750%	08/15/2017	110,300	119,239	122,853
U.S. Treasury Notes	4.875%	08/15/2016	223,550	246,280	252,541
U.S. Treasury Notes	5.125%	05/15/2016	71,300	80,498	82,911

				$3,765,025	$3,838,060

(2)	Market value includes $16,549 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	330,774	07/2008	$6,571	$0	$6,571
Sell		167,186	07/2008	2,437	0	2,437
Buy		217,373	12/2008	1,672	0	1,672
Sell		119,627	12/2008	1,765	0	1,765
Sell	CAD	25,618	04/2008	771	0	771
Sell	CHF	10,851	06/2008	0	(511)	(511)
Sell	EUR	130,595	04/2008	0	(2,512)	(2,512)
Sell	GBP	171,732	04/2008	7	(893)	(886)
Sell	JPY	4,402,460	04/2008	0	(1,536)	(1,536)
Buy		5,482,596	05/2008	1,168	0	1,168
Sell		43,596,357	05/2008	33	(12,380)	(12,347)
Buy	KRW	36,683,036	05/2008	0	(2,234)	(2,234)
Buy		6,423,533	08/2008	0	(274)	(274)
Buy	MXN	2,483,735	07/2008	7,426	0	7,426
Sell		2,295,481	07/2008	0	(3,906)	(3,906)
Buy	MYR	82,503	05/2008	819	(79)	740
Buy		313	08/2008	1	0	1
Sell	NZD	8,951	04/2008	131	0	131
Buy	PHP	670,219	08/2008	0	(616)	(616)
Buy	PLN	130,931	07/2008	11,192	0	11,192
Buy	RUB	17,945	07/2008	47	0	47
Buy		2,071,529	11/2008	2,349	0	2,349
Sell		748,678	11/2008	0	(1,380)	(1,380)
Sell	SEK	66,896	06/2008	0	(407)	(407)
Buy	SGD	66,745	05/2008	3,886	0	3,886
Buy		3,017	11/2008	59	0	59

				$40,334	$(26,728)	$13,606

146	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

CSC Holdings, Inc.
4.750% due 03/30/2013	$2,500	$2,342

Daimler Finance North America LLC
6.800% due 08/03/2012	15,860	13,193

HCA, Inc.
4.946% due 11/16/2013	3,666	3,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	900	716
3.468% due 10/03/2011	900	716

MGM Mirage
2.904% due 10/03/2011	1,800	1,599
3.414% due 10/03/2011	1,800	1,599
4.405% due 10/03/2011	900	800
6.494% due 10/03/2011	2,700	2,399

NRG Energy, Inc.
4.196% due 02/01/2013	493	463
4.346% due 02/01/2013	281	263
6.580% due 02/01/2013	191	179

Total Bank Loan Obligations (Cost $30,701)		27,646

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 16.3%

American Express Bank FSB
2.659% due 06/22/2009	3,000	2,929
2.955% due 06/12/2009	12,700	12,635

American Express Credit Corp.
3.179% due 03/02/2009	900	895

American Honda Finance Corp.
3.085% due 08/05/2008	3,100	3,100

American International Group, Inc.
2.599% due 06/23/2008	6,300	6,272
3.346% due 01/29/2010	26,800	26,748

Bank of America N.A.
2.901% due 06/12/2009	12,700	12,636

Bank of Ireland
2.589% due 12/19/2008	12,800	12,789
2.814% due 12/18/2009	5,200	5,187

Bear Stearns Cos., Inc.
3.182% due 02/23/2010	17,200	16,371
4.325% due 07/16/2009	12,300	11,885
6.950% due 08/10/2012	10,000	10,018

Calabash Re Ltd.
13.700% due 01/08/2010	2,300	2,373

CIT Group, Inc.
3.401% due 01/30/2009	19,100	16,627

Citigroup, Inc.
2.695% due 12/26/2008	9,700	9,688
3.162% due 05/02/2008	5,300	5,298
3.291% due 01/30/2009	21,000	20,816

Credit Agricole S.A.
3.090% due 05/28/2009	14,300	14,316

Danske Bank A/S
2.506% due 08/19/2008	19,200	19,202

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	3,050	2,509
7.800% due 06/01/2012	250	206

General Electric Capital Corp.
2.900% due 06/15/2009	2,000	1,999
3.135% due 08/15/2011	1,300	1,271
3.156% due 05/10/2010	16,500	16,190
4.706% due 10/06/2010	13,800	13,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Glitnir Banki HF
4.154% due 04/20/2010	$6,000	$5,127

GMAC LLC
3.749% due 09/23/2008	2,600	2,453
4.315% due 05/15/2009	5,900	5,044

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	900	894
2.689% due 12/22/2008	5,200	5,164
2.689% due 06/23/2009	41,910	41,380
2.971% due 06/28/2010	5,260	5,128
4.178% due 07/23/2009	1,000	991

HSBC Finance Corp.
2.930% due 09/15/2008	10,280	10,183
2.981% due 03/12/2010	3,200	3,076
3.154% due 12/05/2008	1,600	1,590
3.350% due 11/16/2009	4,000	3,819
3.954% due 10/21/2009	5,000	4,828

John Deere Capital Corp.
2.779% due 09/25/2008	14,100	14,096

JPMorgan Chase & Co.
3.125% due 05/07/2010	19,100	18,864

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	700	683
2.809% due 12/23/2010	9,700	8,279

Longpoint Re Ltd.
8.050% due 05/08/2010	3,300	3,345

MBNA Corp.
3.525% due 05/05/2008	6,320	6,325

Merrill Lynch & Co., Inc.
3.395% due 02/06/2009	2,660	2,631
6.050% due 08/15/2012	10,400	10,577

Metropolitan Life Global Funding I
3.110% due 05/17/2010	19,100	18,714

Morgan Stanley
3.206% due 02/09/2009	12,100	11,965
3.212% due 05/07/2009	9,700	9,541

Mystic Re Ltd.
13.090% due 06/07/2011	700	723

National Australia Bank Ltd.
2.979% due 09/11/2009	8,900	8,896
3.578% due 02/08/2010	31,400	31,415
4.729% due 10/01/2008	2,000	1,999

Rabobank Nederland
4.278% due 01/15/2009	14,800	14,794
4.646% due 04/06/2009	6,700	6,694

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	3,400	3,479

Rockies Express Pipeline LLC
4.250% due 08/20/2009	20,900	20,913

Royal Bank of Scotland Group PLC
4.452% due 04/11/2008	4,100	4,100

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	6,000	5,984
3.205% due 02/06/2009	19,200	19,128

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	13,570	13,558

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,991
8.750% due 05/01/2009	3,000	3,060

Vita Capital III Ltd.
5.829% due 01/01/2011	2,200	2,152

VTB Capital S.A.
3.839% due 08/01/2008	17,200	17,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.639% due 03/23/2009	$3,300	$3,270
3.092% due 02/23/2009	7,900	7,854

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,022

World Savings Bank FSB
2.592% due 06/20/2008	2,000	2,000

		613,296

INDUSTRIALS 3.8%

Comcast Corp.
4.677% due 07/14/2009	2,100	2,044

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,807

CVS Caremark Corp.
3.376% due 06/01/2010	7,800	7,585

Daimler Finance North America LLC
3.218% due 03/13/2009	3,800	3,754

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,683
6.375% due 10/01/2011	5,800	5,582

El Paso Corp.
6.500% due 06/01/2008	3,000	3,021

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,943

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
4.024% due 01/22/2010	8,000	7,834

HCA, Inc.
9.250% due 11/15/2016	1,400	1,456

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,731

Honeywell International, Inc.
3.294% due 07/27/2009	20,600	20,524

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,502

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,133

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,340

SUPERVALU, Inc.
7.500% due 11/15/2014	5,200	5,278

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,650	1,640

Transocean, Inc.
3.214% due 09/05/2008	4,500	4,478

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,592

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	6,500	6,501

Weyerhaeuser Co.
3.599% due 09/24/2009	10,300	10,156

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,210

Xerox Corp.
3.514% due 12/18/2009	2,000	1,972
9.750% due 01/15/2009	6,415	6,667

		143,047

See Accompanying Notes	Annual Report	March 31, 2008	147

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.4%

AT&T, Inc.
3.195% due 02/05/2010	$11,900	$11,794
3.278% due 11/14/2008	2,000	2,001

BellSouth Corp.
3.165% due 08/15/2008	1,400	1,398
4.240% due 04/26/2021	9,300	9,306

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,627

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,621
3.740% due 12/08/2008	9,600	9,627

Florida Power Corp.
3.468% due 11/14/2008	17,400	17,389

Midwest Generation LLC
8.300% due 07/02/2009	5,682	5,795

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,677

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,408

Qwest Corp.
5.625% due 11/15/2008	5,000	5,000

Sprint Nextel Corp.
3.071% due 06/28/2010	14,200	12,118

		128,712

Total Corporate Bonds & Notes (Cost $898,592)		885,055

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	478

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	1,325	1,325

Total Municipal Bonds & Notes (Cost $1,808)		1,803

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	10,000	9,935

Total Commodity Index-Linked Notes (Cost $10,000)		9,935

U.S. GOVERNMENT AGENCIES 50.5%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,195	5,725
2.719% due 03/25/2034	151	146
2.729% due 03/25/2036	922	912
2.749% due 08/25/2034	944	916
2.899% due 03/25/2036	4,290	4,221
2.949% due 05/25/2042 - 03/25/2044	2,586	2,557
2.999% due 06/25/2032 - 09/25/2032	154	153
3.049% due 10/25/2030	25	26
3.125% due 02/25/2022 - 12/25/2022	16	16
3.199% due 10/25/2017	341	338
3.225% due 08/25/2022	9	9
3.275% due 12/25/2022	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.499% due 04/25/2032	$13	$13
4.500% due 09/25/2025	185	186
4.634% due 09/01/2035	911	913
4.768% due 11/01/2035	1,552	1,554
4.989% due 06/01/2035	992	1,013
5.000% due 01/25/2017 - 01/01/2038	6,743	6,693
5.018% due 01/01/2036	486	500
5.320% due 02/01/2018	29	29
5.322% due 05/01/2021 - 04/01/2029	253	251
5.407% due 05/01/2036	15,049	15,147
5.422% due 11/01/2025	25	25
5.433% due 05/01/2036	274	276
5.483% due 07/01/2034	38	39
5.497% due 01/01/2032	1,006	1,024
5.500% due 02/01/2014 - 04/01/2038	1,011,087	1,021,860
5.500% due 09/01/2036 (e)	32,393	32,744
5.590% due 06/01/2034	22	22
5.722% due 06/01/2043 - 10/01/2044	7,002	6,972
5.723% due 03/01/2044	9,117	9,065
5.820% due 12/01/2036	197	200
5.894% due 12/01/2036	207	211
6.000% due 08/01/2032 - 04/01/2038	530,470	543,935
6.000% due 10/01/2036 - 04/01/2037 (e)	26,450	27,130
6.467% due 07/01/2029	268	275
6.500% due 10/25/2023 (a)	32	1
6.500% due 11/01/2028 - 10/25/2042	1,086	1,168
6.735% due 08/01/2029	1,949	1,979
6.970% due 08/01/2026	19	19
6.991% due 12/01/2040	511	521
7.000% due 03/01/2013	47	49
7.155% due 10/01/2023	37	37
8.888% due 06/25/2032	700	748

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,324
4.020% due 06/30/2009	2,000	2,044
4.330% due 03/16/2010	2,500	2,598
4.500% due 06/22/2010	12,400	12,989

Federal Housing Administration
6.896% due 07/01/2020	369	371
7.350% due 04/01/2019	166	167
7.430% due 07/01/2021 - 09/01/2022	162	164
7.435% due 02/01/2019	192	194

Freddie Mac
2.639% due 12/25/2036	29,508	29,088
3.000% due 12/15/2021	183	182
3.048% due 02/15/2019	78,720	78,231
3.168% due 12/15/2030 - 06/15/2031	421	408
3.218% due 06/15/2031	409	411
3.268% due 12/15/2031	13	13
3.625% due 03/15/2023	9	9
4.000% due 04/15/2022 - 11/15/2022	2,893	2,895
4.467% due 08/01/2035	1,002	1,013
4.500% due 12/15/2025	1,080	1,090
5.000% due 01/15/2018 - 03/15/2026	914	925
5.500% due 05/01/2013 - 09/01/2037	40,446	41,120
5.722% due 10/25/2044 - 02/25/2045	12,595	12,396
5.922% due 07/25/2044	13,048	12,745
6.500% due 08/15/2008 - 07/25/2043	894	914
6.750% due 08/15/2023	646	671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
2.936% due 06/20/2030	$9	$9
3.318% due 02/16/2030	245	242
3.418% due 02/16/2030	154	153
3.468% due 02/16/2030	297	295
3.486% due 03/20/2031	1,138	1,130
5.125% due 10/20/2017 - 10/20/2027	994	992
5.625% due 07/20/2022 - 09/20/2029	3,348	3,368
6.000% due 01/15/2032 - 03/15/2032	2,646	2,731
6.250% due 03/20/2029 - 03/20/2030	1,121	1,144
6.375% due 05/20/2021 - 05/20/2030	5,144	5,258
6.500% due 02/20/2019	23	24
7.500% due 02/20/2030	167	176
8.000% due 12/15/2030 - 03/15/2032	179	197
8.500% due 06/20/2027	183	201

Small Business Administration
7.540% due 08/10/2009	86	89

Total U.S. Government Agencies (Cost $1,881,389)		1,907,597

MORTGAGE-BACKED SECURITIES 11.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	17	17
4.290% due 10/25/2034	3,195	2,882
4.440% due 02/25/2045	93	84
5.000% due 09/25/2035	2,100	1,914

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	431	431

Banc of America Funding Corp.
4.622% due 02/20/2036	9,735	9,327

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,122	1,108
7.235% due 07/20/2032	239	233

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	12,774	12,228
4.617% due 01/25/2034	784	732
4.750% due 10/25/2035	23,938	23,112
4.760% due 01/25/2034	395	379
5.662% due 11/25/2034	19,441	18,814
5.950% due 11/25/2034	2,912	2,884
6.099% due 11/25/2030	339	328

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,521	1,988
5.371% due 05/25/2035	702	608
5.706% due 09/25/2035	8,649	7,113
5.808% due 11/25/2036	5,416	4,244
5.882% due 01/25/2036	5,829	4,592

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	856	856

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	8,123	7,113

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	19,599	18,619
5.681% due 01/26/2036	19,512	16,514
5.783% due 12/26/2046	8,530	7,069

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,906	3,987
2.849% due 08/25/2035	964	772

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	2,463	2,400

148	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	$249	$243
2.686% due 05/20/2046	242	220
2.716% due 02/20/2047	9,030	6,792
2.759% due 02/25/2047	454	346
2.779% due 05/25/2047	6,932	5,263
2.879% due 02/25/2037	7,799	6,134
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	647	510
2.919% due 03/25/2035	1,083	810
2.939% due 06/25/2035	14,643	12,907
3.839% due 11/19/2033	205	206
5.750% due 07/19/2031	6	6

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	203	183
5.638% due 05/25/2032	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,464	1,364
2.679% due 02/25/2037	2,205	2,067
2.689% due 08/25/2037	2,773	2,709

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	641	578
3.118% due 08/15/2032	7,000	6,751
3.168% due 11/15/2031	471	437

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	8,055	7,258
2.679% due 01/25/2047	7,037	6,683
2.819% due 06/25/2045	883	664
2.829% due 06/25/2045	411	309
2.869% due 11/25/2045	1,019	842

Greenwich Capital Acceptance, Inc.
8.141% due 06/25/2024	11	11

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	6,189	5,721

GSR Mortgage Loan Trust
4.539% due 09/25/2035	12,423	11,711
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	2,453	2,430
3.299% due 01/25/2032	470	461

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	220	207
2.729% due 04/19/2038	2,419	1,834
2.779% due 05/19/2035	3,346	2,637
2.799% due 03/19/2037	7,962	6,004
2.929% due 02/19/2034	804	768

Impac CMB Trust
3.499% due 10/25/2033	115	108

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	3,685	3,472

Indymac ARM Trust
6.395% due 01/25/2032	8	8
6.446% due 01/25/2032	3	3

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	4,121	3,839
2.699% due 01/25/2037	311	298

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,076	1,889

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	366	344

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,632	1,568

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	617	625

Mellon Residential Funding Corp.
3.561% due 12/15/2030	3,054	2,942
3.991% due 10/20/2029	4,091	3,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Floating Trust
2.888% due 06/15/2022	$3,366	$3,153

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,311	5,876

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	6,415	5,709
3.198% due 03/15/2025	561	453
4.250% due 10/25/2035	8,617	8,097

Morgan Stanley Capital I
2.878% due 10/15/2020	6,077	5,653

RAAC Series 2005-SP1
5.000% due 09/25/2034	726	709

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	1,098	1,014
2.809% due 04/25/2046	490	373
2.899% due 08/25/2035	2,336	1,815
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	249	238

Sequoia Mortgage Trust
2.886% due 07/20/2033	4,369	4,170
2.916% due 10/20/2027	2,853	2,510
4.080% due 04/20/2035	1,719	1,574

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	142	135

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,306	1,240
2.729% due 03/25/2037	2,076	1,629
2.809% due 07/19/2035	12,316	10,227
2.819% due 05/25/2036	13,202	10,013
2.829% due 05/25/2045	1,210	934
2.879% due 02/25/2036	69	54
2.889% due 09/19/2032	105	96
2.909% due 03/19/2034	1,058	948

Structured Asset Securities Corp.
2.649% due 05/25/2036	721	688
5.463% due 10/25/2035	1,443	1,379
6.039% due 02/25/2032	312	288
6.150% due 07/25/2032	253	235
7.108% due 01/25/2032	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	24	24
2.709% due 01/25/2037	4,368	4,160

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	8,513	8,074
2.719% due 03/25/2046	3,500	3,452

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	19,350	18,186
5.681% due 04/15/2034	202	202

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	572	456
2.889% due 10/25/2045	1,214	970
3.139% due 12/25/2027	7,905	7,181
3.239% due 12/25/2027	3,842	3,640
4.039% due 09/25/2033	3,641	3,463
5.056% due 01/25/2047	1,020	840
5.136% due 12/25/2046	3,935	3,061
5.326% due 02/25/2046	5,353	4,166
5.326% due 08/25/2046	24,731	17,273
5.470% due 05/25/2046	329	254
5.526% due 11/25/2042	1,125	1,069
5.572% due 07/25/2046	557	376
5.572% due 08/25/2046	14,253	11,682
5.572% due 12/25/2046	2,239	2,129
5.726% due 06/25/2042	1,783	1,622
5.726% due 08/25/2042	1,603	1,476
5.826% due 09/25/2046	1,043	858
5.826% due 11/25/2046	398	330
5.939% due 09/25/2036	128	125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	$209	$205

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	8,740	8,206
4.110% due 06/25/2035	230	229

Total Mortgage-Backed Securities (Cost $495,436)		439,363

ASSET-BACKED SECURITIES 9.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	132	129

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 06/25/2036	292	288
2.649% due 12/25/2036	1,319	1,267
2.659% due 10/25/2036	225	214
2.679% due 02/25/2036	34	34
2.679% due 10/25/2036	1,908	1,853
2.689% due 06/25/2037	2,386	2,252
2.729% due 10/25/2036	2,400	2,129

American Express Credit Account Master Trust
2.818% due 01/18/2011	2,300	2,300

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	57	50
2.949% due 08/25/2032	452	424
3.299% due 10/25/2031	510	480

Argent Securities, Inc.
2.639% due 06/25/2036	86	86
2.649% due 10/25/2036	2,057	2,011
2.659% due 05/25/2036	23	23

Asset-Backed Funding Certificates
2.659% due 10/25/2036	1,065	1,034
2.659% due 11/25/2036	1,788	1,652
2.659% due 01/25/2037	3,143	2,945

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	1,098	1,066
2.679% due 05/25/2037	1,500	1,456
2.874% due 09/25/2034	445	396
Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	1,157	1,081
2.669% due 12/25/2036	1,391	1,252
2.679% due 10/25/2036	502	477
2.689% due 04/25/2036	119	118
2.929% due 10/25/2032	1,515	1,310
2.929% due 01/25/2036	150	146
2.999% due 10/27/2032	279	260
3.049% due 03/25/2043	1,336	1,300
3.099% due 11/25/2042	150	133
3.599% due 10/25/2037	5,262	4,742

Brazos Student Finance Corp.
2.780% due 06/01/2023	1,263	1,248

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	48	48
2.649% due 01/25/2037	168	157
2.919% due 10/25/2035	1,972	1,695

Chase Credit Card Master Trust
2.928% due 02/15/2011	3,700	3,685
2.988% due 09/15/2011	18,800	18,652

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 08/25/2032	76	72

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	59	54

See Accompanying Notes	Annual Report	March 31, 2008	149

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	$1,633
2.649% due 10/25/2036	1,119	1,093
2.649% due 11/25/2036	945	923
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,758	3,506
2.709% due 08/25/2036	1,500	1,392
2.709% due 03/25/2037	879	823

Contimortgage Home Equity Trust
3.498% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	136	133
2.649% due 01/25/2037	99	98
2.649% due 03/25/2037	171	164
2.649% due 05/25/2037	10,119	9,764
2.649% due 07/25/2037	3,052	2,915
2.649% due 03/25/2047	775	760
2.659% due 03/25/2037	1,428	1,396
2.659% due 09/25/2046	568	556
2.669% due 06/25/2036	37	37
2.669% due 07/25/2036	25	25
2.669% due 06/25/2037	2,208	2,143
2.679% due 06/25/2037	2,629	2,455
2.679% due 10/25/2037	1,487	1,393
2.699% due 08/25/2037	11,400	9,582
2.699% due 09/25/2037	1,500	1,422
2.699% due 09/25/2047	2,303	2,184
2.709% due 10/25/2046	1,550	1,500
2.759% due 02/25/2036	643	593
2.779% due 09/25/2036	2,777	2,598
2.789% due 06/25/2036	1,858	1,688
3.079% due 12/25/2031	77	69
3.265% due 07/25/2036	25	25
3.339% due 05/25/2032	239	216
3.459% due 05/25/2033	47	46

Countrywide Home Equity Loan Trust
2.958% due 01/15/2037	213	179

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,377	1,317
2.689% due 12/25/2037	1,819	1,773
2.719% due 07/25/2037	507	478

Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	34	31

EMC Mortgage Loan Trust
2.969% due 05/25/2040	175	160

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	627	540
3.159% due 11/25/2032	947	884

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	48	48

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	2,012	1,978
2.639% due 01/25/2038	2,711	2,569
2.649% due 11/25/2036	5,432	4,917
2.649% due 12/25/2036	1,048	993
2.669% due 12/25/2037	1,469	1,386
2.689% due 01/25/2036	66	66
2.969% due 12/25/2034	79	62

First USA Credit Card Master Trust
2.935% due 04/18/2011	6,800	6,792

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	2,210	2,011
2.669% due 02/25/2037	1,718	1,679

Greenpoint Home Equity Loan Trust
3.178% due 01/15/2030	664	570

GSAA Trust
2.709% due 06/25/2035	59	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
2.669% due 09/25/2036	$1,109	$1,075
2.669% due 10/25/2036	418	382
2.669% due 12/25/2036	3,346	3,212
2.699% due 01/25/2047	2,517	2,412
2.719% due 12/25/2035	121	120
2.889% due 03/25/2034	1,051	1,030

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	1,002	967

Home Equity Asset Trust
2.659% due 05/25/2037	1,421	1,359
2.679% due 05/25/2036	147	146
3.519% due 02/25/2033	1	1

HSBC Asset Loan Obligation
2.659% due 12/25/2036	2,615	2,503

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	11,170	10,385
2.659% due 05/25/2037	423	400
2.679% due 12/25/2035	113	113
2.709% due 03/25/2036	6,700	6,588

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	136	135
2.649% due 11/25/2036	601	591
2.659% due 04/25/2037	2,300	2,208
2.679% due 07/25/2037	1,593	1,504
2.729% due 04/25/2037	991	955

Irwin Home Equity Corp.
3.139% due 07/25/2032	367	299

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	79	79

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	77	75
2.649% due 07/25/2036	1,790	1,689
2.649% due 08/25/2036	1,193	1,153
2.649% due 10/25/2036	3,525	3,285
2.659% due 04/01/2037	1,037	957
2.669% due 11/25/2036	944	900
2.679% due 03/25/2037	1,400	1,350

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	1,699	1,633

Lehman XS Trust
2.669% due 05/25/2046	836	794
2.679% due 04/25/2046	96	95
2.679% due 06/25/2046	1,228	1,172
2.679% due 08/25/2046	560	547
2.679% due 11/25/2046	3,198	3,030
2.689% due 05/25/2046	75	73
2.719% due 11/25/2036	365	350
2.749% due 04/25/2037	5,537	5,237

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	204	203
2.639% due 11/25/2036	1,534	1,458
2.659% due 10/25/2036	52	51
2.689% due 01/25/2046	51	51
2.779% due 08/25/2035	107	103
2.879% due 10/25/2034	359	324
3.825% due 03/25/2032	123	105

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	113	112
2.649% due 11/25/2036	1,829	1,699
2.649% due 01/25/2037	976	937
2.659% due 10/25/2036	19	19
2.659% due 11/25/2036	2,333	2,206
2.679% due 01/25/2036	100	99
2.679% due 05/25/2037	1,311	1,225

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,000	1,980

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	3,193	2,927

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	$1,535	$1,506
2.629% due 06/25/2037	999	982
2.659% due 04/25/2037	375	370
2.669% due 08/25/2036	4,860	4,639
2.669% due 02/25/2037	245	243
2.669% due 07/25/2037	213	204
2.679% due 09/25/2037	162	156
2.719% due 02/25/2037	2,453	2,261

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	365	361
2.639% due 06/25/2036	542	535
2.639% due 07/25/2036	812	795
2.639% due 09/25/2036	96	93
2.639% due 10/25/2036	2,655	2,581
2.639% due 01/25/2037	2,517	2,416
2.649% due 10/25/2036	2,896	2,813
2.649% due 11/25/2036	5,192	4,971
2.659% due 05/25/2037	5,989	5,743
2.699% due 09/25/2036	125	106
3.399% due 07/25/2037	558	535

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	1,733	1,663

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	1,466	1,389

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	1,175	1,118

New Century Home Equity Loan Trust
2.659% due 05/25/2036	68	68
2.669% due 08/25/2036	619	610
2.779% due 05/25/2036	1,600	1,321
2.859% due 06/25/2035	88	84

Option One Mortgage Loan Trust
2.639% due 02/25/2037	797	761
2.649% due 07/25/2036	485	478
2.649% due 01/25/2037	3,376	3,178
2.659% due 07/25/2037	1,572	1,483
3.139% due 06/25/2032	69	64
3.139% due 08/25/2032	291	271

Park Place Securities, Inc.
2.859% due 09/25/2035	617	596

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	2,787	2,608

Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	619	554
3.039% due 08/25/2033	1,307	1,224
3.099% due 12/25/2033	807	750

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	831	803
2.679% due 10/25/2036	205	196
2.699% due 08/25/2046	978	933
3.159% due 06/25/2032	10	10

Residential Asset Securities Corp.
2.639% due 06/25/2036	913	897
2.659% due 01/25/2037	1,413	1,340
2.669% due 07/25/2036	484	479
2.669% due 11/25/2036	7,299	6,959
2.669% due 02/25/2037	1,396	1,306
2.679% due 10/25/2036	1,289	1,250
2.709% due 04/25/2037	2,243	2,102

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	2,324	2,143

SACO I, Inc.
2.659% due 05/25/2036	671	509

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	139	135

Saxon Asset Securities Trust
2.659% due 10/25/2046	1,363	1,314
3.139% due 01/25/2032	28	28

150	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sears Credit Account Master Trust
3.038% due 04/16/2013	$700	$687

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,191	1,128
2.659% due 03/25/2036	792	782

SLC Student Loan Trust
3.045% due 02/15/2015	5,931	5,899

SLM Student Loan Trust
3.311% due 04/25/2014	3,362	3,349
3.321% due 10/27/2014	2,570	2,558
3.321% due 10/25/2016	1,567	1,561
3.321% due 07/25/2017	2,173	2,160
3.800% due 12/15/2038	3,800	3,714

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	355	353
2.659% due 12/25/2036	584	562
2.679% due 01/25/2037	2,080	1,986
2.679% due 06/25/2037	2,268	2,146
2.699% due 10/25/2036	50	49

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	658	645
2.644% due 11/25/2037	190	180
2.659% due 01/25/2038	1,713	1,639
2.679% due 12/25/2036	227	226
2.939% due 01/25/2034	90	84

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	901	858

Structured Asset Securities Corp.
2.649% due 10/25/2036	493	477
2.679% due 01/25/2037	1,281	1,164
2.699% due 01/25/2037	1,453	1,390
2.709% due 04/25/2036	2,400	2,318
2.889% due 01/25/2033	1,775	1,605
4.900% due 04/25/2035	4,000	3,698

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	178	174

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	2,493	2,335
2.659% due 10/25/2036	856	773
2.669% due 04/25/2036	56	56

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	1,052	1,016
2.699% due 03/25/2037	696	678
2.839% due 10/25/2035	7,287	7,075

WFS Financial Owner Trust
3.590% due 10/19/2009	8	8

Total Asset-Backed Securities (Cost $358,342)		341,745

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,300	$3,694

BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	1,001

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,989

Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		600,000	6,088
1.745% due 11/26/2049		200,000	2,018
1.850% due 09/29/2049		100,000	1,006

Total Foreign Currency-Denominated Issues (Cost $17,399)			20,796

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		328	3,419

Total Preferred Stocks (Cost $3,489)			3,419

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 5.6%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$6,800	6,781

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
4.298% due 01/15/2010		16,800	16,516

Barclays Bank PLC
3.206% due 08/10/2009		9,600	9,615

Calyon Financial, Inc.
2.731% due 06/29/2010		700	698
4.035% due 01/16/2009		16,900	16,889

Calyon N.A. LLC
2.802% due 01/16/2009		5,600	5,594

Dexia Credit Local S.A.
2.654% due 09/29/2008		8,000	8,002

Fortis Bank NY
2.481% due 05/20/2008		3,000	2,999
2.622% due 04/28/2008		800	800
2.646% due 09/30/2008		3,700	3,695
2.649% due 06/30/2008		20,700	20,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.294% due 07/28/2008	$1,200	$1,201

Nordea Bank Finland PLC
2.671% due 12/01/2008	1,700	1,699
3.046% due 04/09/2009	33,800	33,780
3.080% due 02/06/2009	3,500	3,497

Skandinaviska Enskilda Banken AB
3.056% due 01/05/2009	8,000	7,992
3.060% due 02/13/2009	30,800	30,792

Societe Generale NY
2.652% due 06/30/2008	8,400	8,386

Svenska Handelsbanken AB
2.544% due 06/19/2009	4,000	4,004

Unicredito Italiano NY
3.085% due 05/29/2008	2,200	2,201
3.135% due 05/06/2008	5,000	4,999

Wachovia Bank N.A.
2.668% due 10/03/2008	7,100	7,072

		210,006

COMMERCIAL PAPER 0.0%

Royal Bank of Scotland Group PLC
2.900% due 04/24/2008	1,000	998

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
1.200% due 04/01/2008	10,500	10,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $10,718. Repurchase proceeds are $10,500.)

U.S. TREASURY BILLS 0.1%
1.378% due 05/29/2008 - 06/12/2008 (b)(c)	5,000	4,973

Total Short-Term Instruments (Cost $226,831)		226,477

PURCHASED OPTIONS (h) 1.0%
(Cost $13,512)		39,451

Total Investments 103.4% (Cost $3,937,499)		$3,903,287

Written Options (i) (0.5%) (Premiums $8,112)		(20,263)

Other Assets and Liabilities (Net) (2.9%)		(109,127)

Net Assets (d) 100.0%		$3,773,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,724 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $14,147 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $134,441 at a weighted average interest rate of 4.240%. On March 31, 2008, securities valued at $52,157 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	151

Schedule of Investments  Short-Term Fund  (Cont.)

(f)	Cash of $31,230 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	459	$2,576
90-Day Eurodollar March Futures	Short	03/2009	459	(2,370)
Euro-Schatz June Futures	Short	06/2008	2,490	2,466
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,580	815
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	6,158	(8,606)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	1,346
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	3

				$(3,770)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	$ 3,800	$47
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	MLP	3,800	(128)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	BOA	3,800	(207)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%		12/20/2012	RBS	5,000	(75)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	6,000	1,155
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	3,800	(14)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	JPM	7,600	(178)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	4,200	(20)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	1,600	(7)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	MLP	3,800	(131)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	RBS	4,700	(356)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	BEAR	10,000	(429)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	BOA	2,800	(112)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	3,800	50
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	3,800	13
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	2,200	(8)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	1,600	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	4,000	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	1,700	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	1,600	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(143)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	LEH	1,700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,900	(15)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	1,400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	3,900	(15)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(121)

							$(727)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$50,500	$328
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	11,000	99
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	700	6

						$433

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$(236)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		13,200	(41)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		$16,700	(349)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		9,100	(48)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		62,900	(1,039)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		56,800	(3,775)

152	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		$48,400	$(2,384)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	3,400	(75)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,900	(189)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(199)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM		10,700	13
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		53,700	111
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(216)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	42
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		53,100	167
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	269
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	348
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	98
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	704
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	620
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	570

							$(5,609)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar June Futures	$96.375	06/16/2008	3,817	$2,729	$12,930
Call - CME 90-Day Eurodollar June Futures	96.875	06/16/2008	7,837	5,194	16,801

				$7,923	$29,731

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$11
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		8,100	464	817
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	912
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	1,612
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	302
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	1,232
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	226
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	2,077
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	392
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	210	82
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	509
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	206
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	1,342

						$5,589	$9,720

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/13/2008	3,817	$2,906	$7,920
Call - CME 90-Day Eurodollar June Futures	97.125	06/13/2008	7,837	5,206	12,343

				$8,112	$20,263

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$2,000	$1,977	$1,980
U.S. Treasury Bonds	5.500%	05/15/2009	1,425	1,486	1,526
U.S. Treasury Notes	4.250%	11/15/2014	60,200	65,193	67,071
U.S. Treasury Notes	4.250%	08/15/2015	76,115	81,343	83,667
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,408	1,442

				$151,407	$155,686

(2)	Market value includes $1,990 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	153

Schedule of Investments  Short-Term Fund  (Cont.)

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	280	04/2008	$0	$(2)	$(2)
Buy	BRL	30,010	07/2008	629	0	629
Sell		21,784	07/2008	313	0	313
Buy		26,159	12/2008	205	0	205
Sell		12,051	12/2008	197	0	197
Buy	CLP	2,447,604	07/2008	665	0	665
Buy		63,745	12/2008	12	0	12
Sell	EUR	14,628	04/2008	0	(281)	(281)
Sell	GBP	47,552	04/2008	0	(248)	(248)
Buy	JPY	1,561,698	05/2008	347	0	347
Buy	KRW	1,673,550	05/2008	0	(103)	(103)
Buy		26,952,122	08/2008	0	(1,593)	(1,593)
Buy	MXN	343,073	07/2008	1,008	0	1,008
Buy	NOK	57,384	06/2008	211	0	211
Buy	PLN	83,640	07/2008	4,090	0	4,090
Buy	RUB	491,838	07/2008	1,333	0	1,333
Buy		1,299,698	11/2008	1,981	0	1,981
Buy	SGD	43,579	05/2008	1,782	0	1,782
Buy	ZAR	1,750	07/2008	0	(22)	(22)
Buy		22,036	12/2008	0	(174)	(174)

				$12,773	$(2,423)	$10,350

154	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	198	190
4.071% due 03/22/2013	610	584
4.460% due 03/22/2013	57	54
5.818% due 03/22/2013	28	27

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	2,000	1,810

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,290	1,027

Sensata Technologies, Inc.
5.056% due 04/27/2013	2,475	2,153
5.058% due 04/27/2013	6	6

Total Bank Loan Obligations (Cost $6,793)		5,956

CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 28.7%

American Express Bank FSB
2.596% due 10/20/2009	2,100	2,086
2.659% due 06/22/2009	2,500	2,441

American Express Centurion Bank
2.955% due 06/12/2009	1,900	1,894
3.075% due 05/07/2008 (f)	1,900	1,900

American Express Credit Corp.
3.118% due 11/09/2009	2,100	2,056

American International Group, Inc.
2.599% due 06/23/2008 (f)	8,600	8,562

Bank of America Corp.
3.155% due 11/06/2009 (f)	500	496
8.000% due 12/29/2049	6,000	6,019

Bank of America N.A.
2.764% due 12/18/2008	800	798
2.901% due 06/12/2009	2,000	1,990
3.080% due 06/15/2016	2,300	1,992

Bank of Ireland
2.814% due 12/18/2009 (f)	5,900	5,885

Bear Stearns Cos., Inc.
3.160% due 08/21/2009	3,000	2,839
3.190% due 05/18/2010	4,800	4,467
3.250% due 03/25/2009	1,600	1,518
3.551% due 01/30/2009	2,300	2,130

Capital One Financial Corp.
3.270% due 09/10/2009 (f)	1,800	1,631

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	400	400

CIT Group, Inc.
2.729% due 12/19/2008	1,500	1,352
5.000% due 11/24/2008	1,700	1,563

Citigroup Funding, Inc.
2.606% due 06/26/2009 (f)	11,200	11,043

Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	2,000	1,976

Credit Agricole S.A.
3.090% due 05/28/2009	1,700	1,702
3.140% due 05/28/2010	2,000	2,002

DnB NOR Bank ASA
4.447% due 10/13/2009	1,800	1,802

East Lane Re Ltd.
9.239% due 05/06/2011	9,500	9,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	$1,100	$935

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,600	1,573
5.800% due 01/12/2009	300	286
6.625% due 06/16/2008	10,500	10,382
7.375% due 10/28/2009	600	547

Foundation Re II Ltd.
9.820% due 11/26/2010	2,500	2,553

General Electric Capital Corp.
3.135% due 08/15/2011	6,300	6,160
4.686% due 01/05/2009	100	100
4.706% due 10/06/2010	2,400	2,362

GMAC LLC
3.749% due 09/23/2008	7,400	6,982

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	500	497
2.746% due 03/30/2009	1,300	1,287
4.178% due 07/23/2009	2,500	2,479

International Lease Finance Corp.
4.950% due 02/01/2011 (f)	6,000	5,926

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
3.202% due 05/07/2010	2,800	2,762

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	2,500	2,134
3.170% due 08/21/2009	1,700	1,629
3.346% due 11/10/2009	1,300	1,178

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	2,300	2,242

Metropolitan Life Global Funding I
3.110% due 05/17/2010	3,700	3,625

Morgan Stanley
3.206% due 02/09/2009	2,800	2,769
3.212% due 05/07/2009	1,400	1,377
4.201% due 01/18/2011	3,300	3,084
4.348% due 01/15/2010	1,400	1,339

Osiris Capital PLC
7.108% due 01/15/2010	5,000	4,971

Phoenix Quake Ltd.
5.148% due 07/03/2008	500	500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	600	600

Prudential Financial, Inc.
3.018% due 06/13/2008	4,400	4,395

Residential Capital LLC
6.178% due 05/22/2009	2,300	1,322

Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,800	2,802

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	1,600	1,597

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	6,500	6,483

SB Treasury Co. LLC
9.400% due 12/29/2049 (f)	2,200	2,229

SLM Corp.
2.940% due 12/15/2008	1,700	1,639
3.471% due 07/27/2009 (f)	1,700	1,431
3.531% due 01/26/2009	300	269
3.541% due 07/25/2008	700	688
4.131% due 01/26/2009	2,100	2,013

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,500	2,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	$9,400	$9,444

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	9,900	9,891

VTB Capital S.A.
3.839% due 08/01/2008	1,900	1,881
4.812% due 11/02/2009	3,100	3,102

Wachovia Corp.
4.388% due 10/15/2011	5,700	5,281

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	1,200	1,200

		210,292

INDUSTRIALS 5.8%

America Movil SAB de C.V.
2.755% due 06/27/2008	2,700	2,680

Anadarko Petroleum Corp.
3.200% due 09/15/2009	2,000	1,963

BP AMI Leasing, Inc.
2.616% due 06/26/2009	3,900	3,903

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Daimler Finance North America LLC
3.298% due 03/13/2009	3,500	3,455

Home Depot, Inc.
2.925% due 12/16/2009	1,300	1,240

Hospira, Inc.
3.176% due 03/30/2010	2,400	2,335

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	706

Pemex Project Funding Master Trust
3.676% due 12/03/2012	3,600	3,509

Reynolds American, Inc.
3.500% due 06/15/2011	1,400	1,316

Time Warner, Inc.
3.300% due 11/13/2009	3,900	3,736

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	5,400	5,366

Transocean, Inc.
3.214% due 09/05/2008	2,400	2,388

UnitedHealth Group, Inc.
4.462% due 02/07/2011 (f)	5,200	5,208

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	4,400	4,401

		42,858

UTILITIES 5.0%

AT&T, Inc.
3.278% due 11/14/2008	2,000	2,001

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	4,460	4,438

Entergy Gulf States, Inc.
3.740% due 12/08/2008	3,000	3,008

Florida Power Corp.
3.468% due 11/14/2008	1,900	1,899

NiSource Finance Corp.
3.662% due 11/23/2009	600	583

Progress Energy, Inc.
4.708% due 01/15/2010	1,500	1,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,907

See Accompanying Notes	Annual Report	March 31, 2008	155

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
5.625% due 11/15/2008	$2,700	$2,700
6.050% due 06/15/2013	3,400	3,077

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,691

Southern California Edison Co.
3.212% due 02/02/2009	2,000	1,932

Telecom Italia Capital S.A.
3.719% due 02/01/2011	1,300	1,197

Telefonica Emisones SAU
2.842% due 06/19/2009	2,600	2,533

		36,461

Total Corporate Bonds & Notes (Cost $296,047)		289,611

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)		2,980

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
2.719% due 03/25/2034 (f)	1,207	1,166
2.999% due 05/25/2031 - 11/25/2032 (f)	5,365	5,218
4.634% due 09/01/2035 (f)	6,486	6,497
4.695% due 12/01/2033 (f)	1,608	1,614
4.765% due 04/01/2035 (f)	6,249	6,320
5.000% due 02/25/2017 - 04/25/2033 (f)	28,523	28,840
5.000% due 04/01/2023 - 05/01/2038	11,000	10,910
5.322% due 04/01/2018 (f)	51	51
5.422% due 12/01/2023 - 02/01/2027	10	10
5.422% due 11/01/2027 - 11/01/2028 (f)	260	260
5.500% due 09/01/2033 - 06/01/2036 (f)	20,648	20,896
5.500% due 04/01/2038	1,000	1,010
5.689% due 08/01/2029 (f)	31	31
5.722% due 07/01/2044 (f)	370	369
5.973% due 09/01/2034 (f)	1,707	1,726
6.000% due 01/01/2017 - 05/01/2037 (f)	4,019	4,130
6.000% due 10/01/2033	7	7
6.089% due 12/01/2036 (f)	1,726	1,747
6.442% due 11/01/2035 (f)	854	879
6.500% due 09/25/2008 (b)	1	0
7.000% due 02/01/2015 - 03/01/2015 (f)	1,077	1,133
7.043% due 05/01/2022	8	8
7.500% due 09/01/2015 - 05/01/2016 (f)	820	858
8.000% due 03/01/2030 - 07/01/2031 (f)	133	145
8.000% due 04/01/2030 - 05/01/2031	23	25

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (f)	20,613	19,934
3.048% due 02/15/2019 (f)	12,008	11,934
3.168% due 12/15/2030 (f)	1,220	1,193
3.218% due 06/15/2018 (f)	457	451
4.701% due 06/01/2035 (f)	4,990	5,075
5.000% due 07/15/2024 (f)	3,699	3,754
5.500% due 08/15/2030 - 11/01/2037 (f)	4,890	4,944
5.722% due 02/25/2045	1,889	1,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 03/01/2016 - 09/01/2037 (f)	$8,266	$8,511
6.000% due 09/01/2028	4	4
6.087% due 07/01/2019 (f)	584	601
6.500% due 10/25/2043	2,267	2,372
6.704% due 12/01/2022 (f)	41	42
6.963% due 06/01/2022 (f)	21	21
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (f)	17	19

Ginnie Mae
2.936% due 09/20/2030	4	4
5.125% due 12/20/2022 - 12/20/2027 (f)	389	389
5.625% due 07/20/2018 - 07/20/2027 (f)	1,960	1,977
6.375% due 02/20/2026 - 02/20/2028 (f)	904	925
8.000% due 04/20/2030 (f)	189	207

Total U.S. Government Agencies (Cost $156,869)		158,046

MORTGAGE-BACKED SECURITIES 13.6%

Banc of America Funding Corp.
4.113% due 05/25/2035	2,018	1,918

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	787	767

Bank Mart
4.567% due 03/01/2019 (k)	576	541

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,175	2,032
4.750% due 10/25/2035	6,226	6,011
4.777% due 11/25/2034	939	911
5.031% due 04/25/2033	653	636
5.072% due 11/25/2034	2,846	2,764
6.764% due 02/25/2033	114	107
6.851% due 01/25/2034	145	139

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	1,538	1,212
5.706% due 09/25/2035	610	502

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310
5.681% due 01/26/2036	2,006	1,698
5.783% due 12/26/2046	1,113	922

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	163	152

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,675	1,597

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,606	1,220
6.000% due 10/25/2033	1,209	1,180

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	3,176	3,079
4.800% due 11/25/2034	1,775	1,667

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	453	409
6.466% due 06/25/2032	37	37
6.556% due 06/25/2032	10	10

Fund America Investors Corp. II
6.459% due 06/25/2023	14	13

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,666	1,502
2.869% due 11/25/2045	736	608

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,158	1,995

GSR Mortgage Loan Trust
2.949% due 01/25/2034	325	275

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	3,968	3,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 07/19/2035	$1,451	$1,387

Impac CMB Trust
3.359% due 10/25/2033	91	75
4.135% due 07/25/2033	1,619	1,520

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,010	951

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,084	1,010

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,339	1,219

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	299	282

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,606	1,586

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,105	2,023

Mellon Residential Funding Corp.
3.601% due 06/15/2030	3,951	3,760

Merrill Lynch Floating Trust
2.888% due 06/15/2022	6,312	5,911

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	798	641
4.910% due 12/25/2032	692	660

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	258	233
3.599% due 10/25/2035	427	370
6.944% due 01/25/2029	1,180	1,151

Morgan Stanley Capital I
2.878% due 10/15/2020	543	505

Prime Mortgage Trust
2.999% due 02/25/2019	147	139
2.999% due 02/25/2034	710	642

Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	565	540

Salomon Brothers Mortgage Securities VII, Inc.
7.167% due 12/25/2030	624	604

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,343	1,238

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,697	1,409
2.879% due 02/25/2036	896	702
9.515% due 06/25/2029	764	831

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	5,006	4,767

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	1,528	1,449
3.265% due 06/25/2037	2,485	2,337

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,844	2,621
2.908% due 09/15/2021	5,283	4,966

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	930	741
2.889% due 10/25/2045	515	411
5.220% due 02/27/2034	1,945	1,850
5.326% due 02/25/2046	4,832	3,761
5.526% due 11/25/2042	236	224
5.726% due 06/25/2042	1,028	935

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	2,311	2,172
4.950% due 03/25/2036	3,208	3,058

Total Mortgage-Backed Securities (Cost $108,501)		99,918

156	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.4%

AFC Home Equity Loan Trust
3.149% due 06/25/2028	$393	$252

Asset-Backed Funding Certificates
2.659% due 01/25/2037	1,100	1,031

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	183	163

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	1,022	976

Chase Funding Mortgage Loan Asset-Backed Certificates
3.339% due 10/25/2032	277	235

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,700

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	389	380
2.659% due 05/25/2037	16,617	15,797

Countrywide Asset-Backed Certificates
2.669% due 06/25/2037	3,766	3,656

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	337	304

First NLC Trust
2.669% due 08/25/2037	4,524	4,335

First USA Credit Card Master Trust
2.935% due 04/18/2011	4,800	4,794

Fremont Home Loan Trust
2.649% due 10/25/2036	3,059	3,017

GSAMP Trust
2.719% due 12/25/2035	529	525

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	1,831	1,524

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	870	808

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	1,915	1,767
2.669% due 11/25/2036	404	386

Lehman XS Trust
2.669% due 05/25/2046	406	385

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	59	59
2.879% due 10/25/2034	50	45

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	2,933	2,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		$664	$645

Residential Asset Securities Corp.
2.669% due 11/25/2036		1,329	1,266

Saxon Asset Securities Trust
2.659% due 10/25/2046		584	563

Sears Credit Account Master Trust
3.038% due 04/16/2013		9,200	9,023

SLM Student Loan Trust
3.331% due 10/25/2016		1,816	1,801

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		1,526	1,494

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		813	785

Total Asset-Backed Securities (Cost $64,081)			61,647

SOVEREIGN ISSUES 1.6%

Export-Import Bank of Korea
3.166% due 06/01/2009		2,400	2,405
3.310% due 11/16/2010		5,900	5,924

Hydro Quebec
2.677% due 09/29/2049		1,200	1,046

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $11,529)			11,509

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	10,233

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	989

Total Foreign Currency-Denominated Issues (Cost $7,527)			11,222

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.6%

Bank of America Corp.
7.250% due 12/31/2049		11,000	11,363

Total Convertible Preferred Stocks (Cost $11,000)			11,363

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.3%

DG Funding Trust
4.946% due 12/31/2049	913	$9,518

Total Preferred Stocks (Cost $9,564)		9,518

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.9%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$3,000	3,000

Royal Bank of Scotland Group PLC
3.070% due 04/24/2008	3,800	3,792

Westpac Banking Corp.
3.070% due 05/06/2008	21,500	21,436

		28,228

REPURCHASE AGREEMENTS 0.8%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,675	5,675

(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,791. Repurchase proceeds are $5,675.)

U.S. TREASURY BILLS 20.3%
0.819% due 04/17/2008 - 07/17/2008 (c)(d)	149,550	148,939

Total Short-Term Instruments (Cost $183,198)		182,842

PURCHASED OPTIONS (i) 0.5%
(Cost $2,299)		3,328

Total Investments 115.7% (Cost $860,408)		$847,940

Written Options (j) (0.4%) (Premiums $2,119)		(3,234)

Other Assets and Liabilities (Net) (15.3%)		(111,722)

Net Assets (e) 100.0%		$732,984

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $6,471 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $8,162 and derivative instruments with an aggregate depreciation of ($189) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $119,451 at a weighted average interest rate of 3.317%. On March 31, 2008, securities valued at $198,289 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	157

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(g)	Cash of $57,720 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	625	$4,150
90-Day Eurodollar December Futures	Long	12/2009	11	(1)
90-Day Eurodollar June Futures	Long	06/2008	153	949
90-Day Eurodollar June Futures	Long	06/2009	11	0
90-Day Eurodollar March Futures	Long	03/2009	190	1,049
90-Day Eurodollar September Futures	Long	09/2009	21	16
E-mini S&P 500 Index June Futures	Long	06/2008	10,195	(5,508)
S&P 500 Index June Futures	Long	06/2008	31	188
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	15
U.S. Treasury 5-Year Note June Futures	Short	06/2008	246	(267)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	36	48
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	365	(335)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	99	263
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	456	315
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	61	174
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	401
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	337	594

				$2,058

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	CITI	$1,600	$16
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	800	12
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	600	(27)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	600	(24)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	1,000	(39)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	6,200	(28)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	1,500	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	1,500	3
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,800	9
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	600	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	1,300	(19)
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	600	(9)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	1,500	(128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,000	(140)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	900	(24)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	400	(11)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	900	(23)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,600	(35)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	3,200	(63)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	900	(14)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	600	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	800	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,600	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,800	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	2,400	11
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	3,000	15
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	1,500	16
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	1,500	25
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	600	(10)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	600	(14)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,500	(24)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	2,300	(55)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,400	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	5,100	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	3,100	(39)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	3,800	(201)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	1,800	(330)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,400	(256)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,000	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	3,000	(51)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	DUB	1,600	(106)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(165)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	DUB	5,000	(13)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	1,400	(14)

158	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	$6,000	$0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	700	(12)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	600	(83)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	600	(75)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	600	(98)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	600	(79)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	1,500	(11)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	1,000	13
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	2,200	31
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,800	70
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	3,000	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	5,000	(123)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	600	(6)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	3,500	6
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	3,200	(166)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	1,800	(123)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	600	(6)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,400	(10)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	600	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.600%	03/20/2009	LEH	6,400	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,200	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	2,200	(2)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	1,500	10
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	900	9
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	600	6
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,500	30
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	1,600	50
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	600	19
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	6,000	(2,140)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,200	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	2,800	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	1,300	(61)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,400	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,400	(67)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	600	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	800	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	1,500	(169)
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	1,300	(141)
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,400	(14)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,400	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	MSC	6,000	1
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	600	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	5,700	(10)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	3,000	(5)

						$(5,746)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB	$200	$(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	1,700	(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	300	(2)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,192	(47)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(109)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	4,000	37

						$(528)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	159

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$12,600	$129
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		6,900	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		16,900	92
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		4,700	(98)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		2,500	(13)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,900	(87)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,300	11
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,000	9
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,200	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		32,700	(609)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		300	(7)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	109
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(30)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	72
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	81
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	(240)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,400	(64)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,900	(40)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(15)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,000	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,800	5
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,100	(37)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(4)

							$(833)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	MLP	18,260	$827

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	179	$3	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	391	7	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	30	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	265	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	149.000	05/23/2008	100	1	2
Put - CME S&P 500 Index June Futures	600.000	06/19/2008	100	3	0
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	95	3	0
Put - CME S&P 500 Index June Futures	675.000	06/19/2008	650	19	0
Put - CME S&P 500 Index June Futures	700.000	06/19/2008	1,150	33	14

				$74	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$411	$617
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,500	18	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	1,313
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	869
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	209

							$2,223	$3,301

160	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$104.250	06/20/2008	$4,900	$1	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.750	06/20/2008	2,100	0	0
Put - OTC Fannie Mae 5.000% due 05/01/2023	84.000	05/12/2008	2,000	0	1
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	9,000	1	0

				$2	$1

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$42	$74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	570
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	18	100
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	107
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	1,325
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	863
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	195

							$2,119	$3,234

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$577	$541	0.07%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Freddie Mac	5.500%	04/01/2038	$5,200	$5,097	$5,251
U.S. Treasury Notes	3.125%	11/30/2009	4,900	5,016	5,091
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,173	3,216

				$13,286	$13,558

(2)	Market value includes $93 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	05/2008	$0	$(2)	$(2)
Buy	AUD	331	04/2008	2	0	2
Buy	BRL	59,384	07/2008	3,375	0	3,375
Sell		39,958	07/2008	658	0	658
Buy		17,677	12/2008	17	0	17
Sell		10,366	12/2008	123	0	123
Sell	GBP	6,743	04/2008	0	(35)	(35)
Buy	IDR	7,056,000	05/2008	0	(38)	(38)
Buy	INR	76,489	05/2008	88	0	88
Buy		22,858	08/2008	0	(11)	(11)
Sell	JPY	18,770	04/2008	1	0	1
Buy		59,039	05/2008	0	(16)	(16)
Sell		255,761	05/2008	22	0	22
Buy	KRW	1,461,334	05/2008	0	(109)	(109)
Buy		4,952,780	08/2008	0	(345)	(345)
Buy	KWD	53	05/2008	6	0	6
Buy	MXN	50,265	07/2008	145	0	145
Sell		33,827	07/2008	0	(45)	(45)
Buy	MYR	9,670	05/2008	136	0	136
Sell	NZD	12,853	04/2008	188	0	188
Buy	PHP	104,141	05/2008	212	0	212
Buy	PLN	17,125	07/2008	1,383	0	1,383
Sell		17,125	07/2008	0	(780)	(780)
Buy	RUB	114,786	07/2008	280	0	280
Sell		113,646	07/2008	0	(226)	(226)
Buy		65,045	11/2008	86	0	86
Sell		26,637	11/2008	0	(53)	(53)
Buy	SAR	717	05/2008	0	(2)	(2)
Buy	SGD	8,259	05/2008	485	0	485
Buy		1,643	11/2008	32	0	32
Buy	ZAR	965	07/2008	0	(26)	(26)

				$7,239	$(1,688)	$5,551

See Accompanying Notes	Annual Report	March 31, 2008	161

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 19 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in

162	PIMCO Funds	Bond Funds

March 31, 2008

an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument

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Notes to Financial Statements  (Cont.)

underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(n) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(o) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally

164	PIMCO Funds	Bond Funds

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receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,168,128, $914,781, and $1,464,067, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(u) Bridge Debt Commitments  At the period ended March 31, 2008, the Convertible Fund, Floating Income Fund, High Yield Fund, and Income Fund had $2,865,000, $9,550,000, $32,649,623, and $95,500, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-

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Notes to Financial Statements  (Cont.)

related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Convertible Fund	0.40%		0.25%	0.25%	N/A	N/A	N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%	0.45%	N/A
Extended Duration Fund	0.25%		0.25%	N/A	N/A	N/A	N/A
Floating Income Fund	0.30%		0.25%	0.25%	0.40%	0.40%	N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%	0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%	0.40%	0.40%
Income Fund	0.25%	(3)	0.20%	0.20%	0.40%	0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%	0.40%	N/A
Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A	N/A	N/A
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%	N/A	N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.35%	0.25%	0.35%
Low Duration Fund II	0.25%		0.25%	0.25%	N/A	N/A	N/A
Low Duration Fund III	0.25%		0.25%	0.25%	N/A	N/A	N/A

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	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Moderate Duration Fund	0.25%		0.20%	N/A	N/A		N/A	N/A
Money Market Fund	0.12%		0.20%	0.20%	0.35%		N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.30%	(1)	0.25%	0.30%	(1)
StocksPLUS® Fund	0.25%	(2)	0.25%	0.25%	0.40%		0.40%	0.40%

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25 % per annum.
(3)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $6,070,377 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration, Income, and Long Duration Total Return Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Extended Duration Fund	0.57%	—	—	—	—	—	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%
Long Duration Total Return Fund	0.50%	—	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$21
Income Fund	86
Long Duration Total Return Fund	10

Annual Report	March 31, 2008	167

Notes to Financial Statements  (Cont.)

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
Floating Income Fund	0	46,758
High Yield Fund	611	0
Low Duration Fund	50,137	0
Mortgage-Backed Securities Fund	4,765	0
Real Return Fund	62,821	0
Short-Term Fund	28,670	0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Convertible Fund	$9,992	$4,642	$744,190	$445,355
Diversified Income Fund	4,345,695	4,501,591	2,289,441	1,786,898
Extended Duration Fund	302,360	147,423	8,890	80
Floating Income Fund	1,916,014	2,313,424	2,468,294	4,463,044
GNMA Fund	4,860,269	4,432,780	35,167	0
High Yield Fund	7,957,121	7,239,765	4,630,098	5,344,571
Income Fund	623,752	407,523	141,901	17,996
Investment Grade Corporate Bond Fund	90,729	66,290	36,140	25,040
Long Duration Total Return Fund	748,438	566,942	318,113	7,711
Long-Term U.S. Government Fund	4,188,963	4,136,869	120,801	37,951
Low Duration Fund	12,479,714	10,719,291	2,834,176	1,451,516
Low Duration Fund II	155,183	108,296	37,716	22,729
Low Duration Fund III	177,804	108,419	68,235	26,704
Moderate Duration Fund	2,058,857	1,890,648	384,472	209,953
Mortgage-Backed Securities Fund	6,462,619	5,686,922	140,512	7,561
Real Return Fund	163,483,681	158,413,339	2,244,682	910,086
Short-Term Fund	7,463,743	6,077,039	1,162,017	657,808
StocksPLUS® Fund	336,427	290,070	288,921	246,404

168	PIMCO Funds	Bond Funds

March 31, 2008

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Extended Duration Fund		Floating Income Fund			High Yield Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$600,000	$7,275	18	$8	0	$1,280,000	$15,520	0	$0	$0
Sales	19,314	1,434,600	18,861	0	0	12,084	2,013,300	26,216	1,098	2,670,800	66,951
Closing Buys	(3,218)	(1,823,600)	(18,832)	(18)	(8)	(12,084)	(3,290,800)	(41,681)	(1,098)	(339,900)	(9,563)
Expirations	(11,690)	(211,000)	(4,143)	0	0	0	0	0	0	0	0
Exercised	(2,698)	0	(1,537)	0	0	0	0	0	0	0	0
Balance at 03/31/2008	1,708	$0	$1,624	0	$0	0	$2,500	$55	0	$2,330,900	$57,388

	Income Fund		Investment Grade Corporate Bond Fund			Long Duration Total Return Fund			Long-Term U.S. Government Fund
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$0	$0	0	$200	$2	24	$0	$10	2,926	$134,000	$3,130
Sales	100	1	333	39,900	888	276	9,000	372	0	206,100	2,704
Closing Buys	(100)	(1)	(293)	(14,900)	(251)	(14)	(9,000)	(186)	0	(111,300)	(1,411)
Expirations	0	0	0	0	0	(155)	0	(86)	(2,344)	(84,600)	(1,099)
Exercised	0	0	0	0	0	(131)	0	(110)	(582)	0	(207)
Balance at 03/31/2008	$0	$0	40	$25,200	$639	0	$0	$0	0	$144,200	$3,117

	Low Duration Fund							Low Duration Fund II			Low Duration Fund III
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	56	$67,300	$780	18	$17,800	GBP	200	$211
Sales	9,518	984,100		0		0	17,626	290	41,200	779	131	12,500		0	252
Closing Buys	(1,936)	(1,812,500)		0		0	(21,749)	(27)	(74,100)	(857)	(92)	(22,500)		(200)	(284)
Expirations	(9,456)	(605,900)		(21,300)		(37,000)	(9,882)	(189)	(9,900)	(149)	0	0		0	0
Exercised	0	0		0		0	0	(130)	0	(47)	(57)	0		0	(21)
Balance at 03/31/2008	0	$572,100	GBP	0	EUR	0	$10,094	0	$24,500	$506	0	$7,800	GBP	0	$158

	Moderate Duration Fund							Real Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	268	$324,300	GBP	3,200	EUR	6,000	$3,786	6,610	$305,000	$5,303
Sales	1,527	199,500		0		0	3,773	21,945	2,476,140	77,401
Closing Buys	(1,389)	(405,600)		(3,200)		(6,000)	(5,039)	(2,184)	(767,540)	(8,313)
Expirations	0	0		0		0	0	(10,791)	(162,600)	(4,839)
Exercised	(406)	0		0		0	(88)	(3,597)	0	(1,138)
Balance at 03/31/2008	0	$118,200	GBP	0	EUR	0	$2,432	11,983	$1,851,000	$68,414

	Short-Term Fund					StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	0	$515,200	GBP	23,400	$6,406	292	$101,800	GBP	1,800	EUR	3,000	$1,940
Sales	12,572	683,000		0	19,525	2,653	127,200		0		0	4,477
Closing Buys	(459)	(1,149,000)		0	(16,667)	(1,183)	(126,800)		0		0	(2,186)
Expirations	0	(49,200)		(23,400)	(895)	(883)	(22,600)		(1,800)		(3,000)	(1,664)
Exercised	(459)	0		0	(257)	(879)	0		0		0	(448)
Balance at 03/31/2008	11,654	$0	GBP	0	$8,112	0	$79,600	GBP	0	EUR	0	$2,119

Annual Report	March 31, 2008	169

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Convertible Fund				Diversified Income Fund				Extended Duration Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 08/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	38,851	$555,772	142	$1,886	67,310	$740,535	102,072	$1,134,214	15,834	$164,209	300	$3,000
Administrative Class	0	0	0	0	102	1,115	81	894	0	0	0	0
Other Classes	0	0	0	0	7,651	83,487	14,302	158,073	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	456	6,392	174	2,252	12,745	138,253	8,573	94,806	255	2,694	10	106
Administrative Class	0	0	0	0	29	314	28	304	0	0	0	0
Other Classes	0	0	0	0	1,136	12,316	1,080	11,955	0	0	0	0
Cost of shares redeemed
Institutional Class	(18,109)	(247,083)	(230)	(2,976)	(76,371)	(825,142)	(45,484)	(500,355)	(844)	(8,590)	0	0
Administrative Class	0	0	0	0	(119)	(1,299)	(41)	(450)	0	0	0	0
Other Classes	0	0	0	0	(11,793)	(127,773)	(7,438)	(82,007)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	21,198	$315,081	86	$1,162	690	$21,806	73,173	$817,434	15,245	$158,313	310	$3,106

	Investment Grade Corporate Bond Fund				Long Duration Total Return Fund				Long-Term U.S. Government Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 08/31/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,382	$14,352	900	$9,307	73,392	$748,774	449	$4,500	151,757	$1,592,480	47,043	$494,599
Administrative Class	42	440	53	539	0	0	0	0	10,319	114,682	2,493	26,551
Other Classes	2,347	24,314	2,185	22,438	0	0	0	0	13,419	146,395	9,443	100,055
Issued as reinvestment of distributions
Institutional Class	182	1,879	131	1,345	1,407	14,464	10	102	4,740	50,883	5,703	59,875
Administrative Class	2	17	6	59	0	0	0	0	391	4,225	399	4,209
Other Classes	136	1,411	87	897	0	0	0	0	779	8,402	720	7,610
Cost of shares redeemed
Institutional Class	(452)	(4,655)	(536)	(5,508)	(7,309)	(74,842)	0	0	(130,157)	(1,378,054)	(142,626)	(1,499,820)
Administrative Class	(13)	(128)	(143)	(1,469)	0	0	0	0	(6,488)	(70,438)	(3,810)	(40,153)
Other Classes	(1,375)	(14,154)	(1,069)	(10,946)	0	0	0	0	(10,078)	(109,514)	(7,514)	(79,176)
Net increase (decrease) resulting from Fund share transactions	2,251	$23,476	1,614	$16,662	67,490	$688,396	459	$4,602	34,682	$359,061	(88,149)	$(926,250)

	Money Market Fund				Mortgage-Backed Securities Fund				Real Return Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	153,423	$153,423	221,387	$221,386	21,954	$236,766	3,742	$39,653	345,841	$3,856,435	204,306	$2,201,452
Administrative Class	22,204	22,203	16,424	16,424	13,822	148,472	1,729	18,356	40,364	448,445	20,762	224,316
Other Classes	253,474	253,474	273,225	273,225	10,943	117,487	8,627	91,290	187,165	2,084,270	121,542	1,312,856
Issued as reinvestment of distributions
Institutional Class	7,695	7,695	8,560	8,560	1,583	17,022	1,129	11,921	41,955	457,670	22,207	240,567
Administrative Class	231	231	421	420	276	2,982	58	614	3,740	40,823	1,541	16,688
Other Classes	7,226	7,225	7,800	7,798	916	9,830	637	6,727	31,600	344,160	17,040	184,542
Cost of shares redeemed
Institutional Class	(116,179)	(116,179)	(182,404)	(182,404)	(3,297)	(35,364)	(14,180)	(147,670)	(172,240)	(1,880,630)	(275,468)	(2,980,942)
Administrative Class	(18,712)	(18,712)	(32,791)	(32,791)	(1,532)	(16,535)	(887)	(9,238)	(18,954)	(207,443)	(17,568)	(189,447)
Other Classes	(207,889)	(207,888)	(258,806)	(258,806)	(7,339)	(78,650)	(6,233)	(65,683)	(202,507)	(2,208,276)	(305,863)	(3,301,480)
Net increase (decrease) resulting from Fund share transactions	101,473	$101,472	53,816	$53,812	37,326	$402,010	(5,378)	$(54,030)	256,964	$2,935,454	(211,501)	$(2,291,448)

170	PIMCO Funds	Bond Funds

March 31, 2008

Floating Income Fund				GNMA Fund				High Yield Fund				Income Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 03/30/2007 to 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

193,515	$1,964,011	374,244	$3,925,245	9,025	$100,587	2,283	$24,912	209,534	$2,000,761	147,141	$1,436,366	26,949	$269,836	2,500	$25,000
767	7,615	2,040	21,376	0	0	0	0	39,124	376,142	32,254	315,296	0	0	1	10
23,294	241,875	40,333	421,767	9,569	107,092	5,777	63,393	49,067	470,486	45,306	441,772	528	5,277	4	40

27,572	276,849	17,298	181,736	808	9,017	511	5,594	26,205	251,181	23,167	226,109	673	6,740	0	0
19	200	45	468	0	0	0	0	6,179	59,244	5,461	53,300	0	1	0	0
2,639	26,606	2,393	25,086	603	6,736	401	4,384	10,260	98,432	10,691	104,252	6	67	0	0

(486,273)	(4,832,466)	(58,312)	(612,747)	(2,485)	(27,704)	(2,796)	(30,526)	(226,714)	(2,174,343)	(142,077)	(1,386,620)	(895)	(8,981)	0	0
(1,804)	(18,379)	(1,067)	(11,206)	0	0	0	0	(43,325)	(417,966)	(22,592)	(219,856)	0	0	0	0
(56,391)	(562,729)	(24,325)	(254,876)	(4,887)	(54,450)	(5,817)	(63,583)	(86,969)	(833,582)	(96,962)	(942,969)	(150)	(1,517)	0	0
(296,662)	$(2,896,418)	352,649	$3,696,849	12,633	$141,278	359	$4,174	(16,639)	$(169,645)	2,389	$27,650	27,111	$271,423	2,505	$25,050

Low Duration Fund				Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

372,567	$3,759,658	293,683	$2,912,011	4,445	$42,941	6,993	$66,594	14,572	$144,259	10,093	$98,498	43,403	$439,502	38,041	$378,386
18,456	185,844	10,139	100,422	16	160	10	94	0	0	0	0	0	0	0	0
109,699	1,109,045	48,813	483,488	0	0	0	0	0	0	0	0	0	0	0	0

39,271	394,315	35,359	350,697	1,205	11,632	1,489	14,208	742	7,369	479	4,681	8,001	80,529	7,840	78,063
1,643	16,509	1,268	12,573	4	33	4	42	0	1	1	1	0	0	0	0
9,086	91,231	8,517	84,467	0	0	0	0	0	0	0	0	0	0	0	0

(397,121)	(3,983,533)	(403,024)	(3,992,515)	(11,027)	(105,724)	(21,428)	(204,232)	(13,029)	(129,226)	(12,797)	(124,820)	(55,575)	(560,082)	(73,302)	(727,528)
(11,408)	(114,675)	(16,416)	(162,481)	(24)	(225)	(40)	(380)	(1)	(2)	0	0	0	0	0	0
(77,594)	(777,302)	(134,227)	(1,329,227)	0	0	0	0	0	0	0	0	0	0	0	0
64,599	$681,092	(155,888)	$(1,540,565)	(5,381)	$(51,183)	(12,972)	$(123,674)	2,284	$22,401	(2,224)	$(21,640)	(4,171)	$(40,051)	(27,421)	$(271,079)

Short-Term Fund				StocksPLUS® Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

239,419	$2,375,947	193,179	$1,925,698	22,409	$253,077	12,600	$135,312
92,266	915,635	57,099	568,729	122	1,347	269	2,779
13,752	136,386	13,002	129,738	2,530	27,346	3,950	40,828

9,533	94,495	8,544	85,209	2,944	32,562	2,331	25,081
8,150	80,797	4,898	48,847	81	880	129	1,361
1,430	14,184	1,793	17,877	936	9,902	825	8,559

(260,036)	(2,572,182)	(214,761)	(2,141,882)	(27,815)	(315,884)	(26,589)	(286,899)
(71,134)	(705,640)	(35,381)	(352,848)	(2,220)	(25,007)	(1,065)	(11,064)
(22,721)	(225,156)	(31,420)	(313,355)	(8,184)	(89,599)	(11,333)	(116,297)
10,659	$114,466	(3,047)	$(31,987)	(9,197)	$(105,376)	(18,883)	$(200,340)

Annual Report	March 31, 2008	171

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is

172	PIMCO Funds	Bond Funds

March 31, 2008

applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Diversified Income Fund and Floating Income Fund, incurred $470,806 and $277,122, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Convertible Fund	$9,133	$0	$(33,200)	$0	$(8,097)	$(11,861)
Diversified Income Fund	12,386	16,603	(69,053)	(29,009)	0	0
Extended Duration Fund	4,231	470	3,457	(123)	0	0
Floating Income Fund	0	0	(248,021)	(20,243)	(2,334)	(179,663)
GNMA Fund	2,183	2,081	5,789	(208)	0	0
High Yield Fund	0	0	(359,560)	(21,915)	(50,806)	(65,324)
Income Fund	297	0	(2,526)	(117)	(449)	0
Investment Grade Corporate Bond Fund	436	7	521	(612)	0	0
Long Duration Total Return Fund	15,398	6,544	(715)	(33)	0	0
Long-Term U.S. Government Fund	6,549	0	20,981	(1,202)	0	0
Low Duration Fund	8,869	22,223	(198,551)	(10,264)	0	0
Low Duration Fund II	28	0	(4,489)	(139)	(3,324)	0
Low Duration Fund III	3,150	0	(2,119)	(79)	0	0
Moderate Duration Fund	3,290	0	1,131	(2,772)	(3,548)	0
Money Market Fund	102	0	0	(80)	0	0
Mortgage-Backed Securities Fund	661	2,857	5,694	(228)	0	0
Real Return Fund	425,246	0	15,395	(96,833)	0	0
Short-Term Fund	13,901	0	(58,710)	(3,557)	(38,186)	(6,810)
StocksPLUS® Fund	36,607	0	(18,638)	(3,697)	(58,541)	(122,612)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2009	2010	2011	2013	2014	2015	2016
Convertible Fund	$3,711	$0	$3,286	$0	$1,100	$0	$0
Floating Income	0	0	0	0	0	0	2,334
High Yield Fund	0	50,806	0	0	0	0	0
Income Fund	0	0	0	0	0	0	449
Low Duration Fund II	0	0	0	0	0	3,324	0
Moderate Duration Fund	0	0	0	0	0	3,548	0
Short-Term Fund	0	0	0	4,956	12,072	14,325	6,833
StocksPLUS® Fund	0	0	58,541	0	0	0	0

Annual Report	March 31, 2008	173

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Convertible Fund	$380,939	$8,696	$(42,058)	$(33,362)
Diversified Income Fund	2,671,637	58,039	(95,308)	(37,269)
Extended Duration Fund	172,918	3,092	(270)	2,822
Floating Income Fund	2,002,857	35,799	(93,132)	(57,333)
GNMA Fund	785,495	9,153	(712)	8,441
High Yield Fund	7,779,421	259,963	(440,145)	(180,182)
Income Fund	382,603	3,968	(4,633)	(665)
Investment Grade Corporate Bond Fund	112,417	2,672	(3,187)	(515)
Long Duration Total Return Fund	679,756	3,536	(10,293)	(6,757)
Long-Term U.S. Government Fund	1,853,874	34,682	(35,540)	(858)
Low Duration Fund	11,494,254	79,822	(247,471)	(167,649)
Low Duration Fund II	293,490	3,221	(6,631)	(3,410)
Low Duration Fund III	183,491	1,779	(3,349)	(1,570)
Moderate Duration Fund	1,622,007	20,570	(16,056)	4,514
Money Market Fund	460,676	0	0	0
Mortgage-Backed Securities Fund	1,507,789	17,295	(9,738)	7,557
Real Return Fund	28,719,021	231,477	(122,435)	109,042
Short-Term Fund	3,938,169	61,671	(96,553)	(34,882)
StocksPLUS® Fund	860,583	7,571	(20,214)	(12,643)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Convertible Fund	$6,403	$0	$0	$2,269	$0	$0
Diversified Income Fund	167,581	919	0	103,878	21,907	0
Extended Duration Fund	2,465	183	0	105	0	0
Floating Income Fund	308,830	1,493	5,368	214,218	3,201	0
GNMA Fund	18,242	0	0	11,776	0	0
High Yield Fund	512,002	0	0	488,494	0	0
Income Fund	6,882	0	0	0	0	0
Investment Grade Corporate Bond Fund	4,283	0	0	2,980	0	0
Long Duration Total Return Fund	13,706	512	0	99	1	0
Long-Term U.S. Government Fund	69,506	0	0	75,931	0	0
Low Duration Fund	553,378	0	0	503,204	0	0
Low Duration Fund II	13,826	0	0	16,871	0	0
Low Duration Fund III	8,275	0	0	5,156	0	0
Moderate Duration Fund	85,214	0	0	83,239	0	0
Money Market Fund	16,767	0	0	18,099	0	0
Mortgage-Backed Securities Fund	32,947	0	0	20,857	0	0
Real Return Fund	1,006,090	0	0	522,166	342	14,734
Short-Term Fund	204,452	0	0	173,135	0	0
StocksPLUS® Fund	48,311	0	0	39,655	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

174	PIMCO Funds	Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	175

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Convertible Fund, Diversified Income Fund, Extended Duration Fund, Floating Income Fund, GNMA Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Long Duration Total Return Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Mortgage Fund, nineteen of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods indicated, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

176	PIMCO Funds	Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Convertible Fund	29.23%	42.03%	$527	$0
Diversified Income Fund	0.07%	0.10%	54,843	506
Extended Duration Fund	0.00%	0.00%	82	24
Floating Income Fund	0.18%	0.22%	123,341	9,254
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.56%	0.67%	397,873	0
Investment Grade Corporate Bond Fund	0.14%	0.14%	2,244	0
Long Duration Total Return Fund	0.00%	0.00%	92	0
Long-Term U.S. Government Fund	0.00%	0.00%	74,115	0
Low Duration Fund	1.05%	1.58%	435,344	0
Low Duration Fund II	2.10%	2.88%	16,229	0
Low Duration Fund III	0.45%	0.81%	4,569	0
Moderate Duration Fund	0.61%	0.91%	67,699	0
Real Return Fund	0.01%	0.05%	401,595	3,229
Short-Term Fund	0.29%	0.32%	151,464	0
StocksPLUS® Fund	1.08%	1.82%	35,482	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	177

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

178	PIMCO Funds	Bond Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	179

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

180	PIMCO Funds	Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20316-04

Share Classes | Institutional and Administrative

Annual Report March 31, 2008

PIMCO FUNDS

International Bond Funds

A company of Allianz Global Investors

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		11
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		18
Statements of Changes in Net Assets		20
Notes to Financial Statements		89
Glossary		99
Report of Independent Registered Public Accounting Firm		100
Federal Income Tax Information		101
Management of the Trust		102
Privacy Policy		104

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	4	22
Emerging Local Bond Fund	5	29
Emerging Markets Bond Fund	6	33
Foreign Bond Fund (Unhedged)	7	39
Foreign Bond Fund (U.S. Dollar-Hedged)	8	53
Global Bond Fund (Unhedged)	9	66
Global Bond Fund (U.S. Dollar-Hedged)	10	78

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO International Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S.

■

Global and foreign bond yields generally lagged the comparable U.S. bond market on a hedged basis, while generally outperforming the comparable U.S. bond market on an unhedged basis due to a depreciating U.S. dollar.

■

Emerging market (“EM”) bonds generally performed well despite the turmoil in U.S. and global capital markets. Holdings of U.S. dollar-denominated EM bonds lagged U.S. Treasuries due to widening EM spreads. Locally-issued EM bonds outpaced U.S. dollar-denominated EM bonds as the U.S. dollar weakened against most EM currencies.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares of the Funds were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Local Bond Fund (10/07), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional and Administrative Classes, such as distribution and/or service fees (Administrative Class only) and administrative fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	International Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	3

PIMCO Developing Local Markets Fund	Institutional Class	PLMIX
	Administrative Class	PDEVX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	47.8%
Foreign Currency-Denominated Issues	16.8%
Sovereign Issues	10.0%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	6.5%
Asset-Backed Securities	6.4%
Other	4.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	15.10%	11.71%
PIMCO Developing Local Markets Fund Administrative Class	14.83%	11.44%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	18.88%	13.31%
Lipper Emerging Markets Debt Funds Average	3.28%	8.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,065.48	$1,064.26	$1,020.75	$1,019.50
Expenses Paid During Period†	$4.39	$5.68	$4.29	$5.55

† For each class of the Fund, actual expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged), the Fund’s benchmark index, for the twelve-month period.

»	An overweight to the Philippines benefited relative performance as the Philippines sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

»	An underweight in Hong Kong benefited relative performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

»

An underweight in Turkey detracted from performance. Turkey posted strong returns, as the Turkish currency appreciated against the U.S. dollar over the twelve-month period. High domestic interest rates in Turkey also provided attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

»	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

»	An underweight to Israel detracted from relative performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

»	An overweight to Indonesia detracted from relative performance as the Indonesia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

»

A slight overweight to South Africa detracted from relative performance as the South Africa sub index significantly underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

4	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund	Institutional Class	PELBX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Short-Term Instruments	30.8%
Brazil	16.3%
United States	10.5%
Czech Republic	7.5%
Poland	7.4%
Mexico	7.4%
Turkey	5.0%
Other	15.1%
‡	% of Total Investments as of 03/31/2008

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Institutional Class	13.55%	11.78%
PIMCO Emerging Local Bond Fund Administrative Class	13.27%	11.51%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	16.48%	16.30%
Lipper Emerging Markets Debt Funds Average	3.28%	4.48%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 1.15% for the Institutional Class shares and 1.40% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,037.17	$1,035.92	$1,020.25	$1,019.00
Expenses Paid During Period†	$4.84	$6.11	$4.80	$6.06

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Institutional Class, 1.40% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Institutional Class, and 167/366 (to reflect the period since the class commenced operations on 10/16/07) for Administrative Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to Brazil benefited relative returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), the Fund’s benchmark index, for the twelve-month period.

»

An overweight to Poland benefited relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

»

An overweight to the Czech Republic benefited performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

»

An underweight to Hungary helped relative performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

»

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

»

A slight overweight position in South Africa detracted from performance. The country sub index returned -9.85% over the twelve-month period, underperforming the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which returned 16.48% for the same period.

»

An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

Annual Report	March 31, 2008	5

PIMCO Emerging Markets Bond Fund	Institutional Class	PEBIX
	Administrative Class	PEBAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	26.2%
Russia	16.7%
Brazil	13.5%
Short-Term Instruments	10.1%
Mexico	6.1%
Other	27.4%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	4.99%	12.11%	13.06%	12.52%
PIMCO Emerging Markets Bond Fund Administrative Class	4.72%	11.82%	12.78%	12.24%
JPMorgan Emerging Markets Bond Index Global	4.45%	11.37%	9.58%	9.25%
Lipper Emerging Markets Debt Funds Average	3.28%	12.00%	10.37%	9.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,029.52	$1,028.23	$1,020.75	$1,019.50
Expenses Paid During Period†	$4.31	$5.58	$4.29	$5.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing at least 80% of its assets in fixed-income instruments that are economically tied to emerging markets countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

»

A underweight to emerging markets spread duration since the fourth quarter of 2007 benefited performance, as emerging markets spreads over comparable maturity U.S. Treasuries widened during that time period

»	An overweight to Russia helped relative performance as the Russia sub index outperformed the JPMorgan Emerging Markets Bond Index Global, the Fund’s benchmark index, during the twelve-month period.

»	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

»	An underweight to Ecuador detracted from relative performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

»	An out-of-benchmark position in Brazilian local interest rates detracted from performance as local rates rose during the twelve month period.

6	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (Unhedged)	Institutional Class	PFUIX
	Administrative Class	PFUUX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.8%
Japan	15.5%
Germany	9.0%
Short-Term Instruments	8.5%
Spain	2.7%
Other	13.5%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	21.00%	8.25%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	20.70%	7.98%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	21.54%	8.52%
Lipper International Income Funds Average	14.70%	6.59%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,153.88	$1,152.47	$1,020.05	$1,018.80
Expenses Paid During Period†	$5.33	$6.67	$5.00	$6.26

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.99% for Institutional Class, 1.24% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»

The higher return of the PIMCO Foreign Bond Fund (Unhedged) compared with the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) was primarily due to the decline of the U.S. dollar relative to other developed currencies, such as the euro and the Japanese yen.

»	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

»	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

»	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

»	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

»

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

»

A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

Annual Report	March 31, 2008	7

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PFORX
	Administrative Class	PFRAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.1%
Japan	18.2%
Germany	8.2%
France	5.3%
Short-Term Instruments	4.2%
Other	14.0%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	5.99%	4.67%	5.95%	7.88%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	5.72%	4.41%	5.70%	7.62%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	6.37%	4.35%	5.69%	7.18%
Lipper International Income Funds Average	14.70%	6.97%	6.10%	6.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,049.50	$1,048.20	$1,019.10	$1,017.75
Expenses Paid During Period†	$6.05	$7.42	$5.96	$7.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.18% for Institutional Class, 1.45% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

»	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

»	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

»	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

»	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

»

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

»	A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the period.

8	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (Unhedged)	Institutional Class	PIGLX
	Administrative Class	PADMX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	44.0%
Japan	16.0%
Short-Term Instruments	14.9%
Germany	9.3%
France	2.4%
Other	13.4%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (11/23/93)*
PIMCO Global Bond Fund (Unhedged) Institutional Class	17.94%	8.16%	7.31%	7.52%
PIMCO Global Bond Fund (Unhedged) Administrative Class	17.65%	7.90%	7.06%	7.27%
JPMorgan GBI Global FX NY Index Unhedged in USD	19.49%	7.94%	7.09%	6.86%
Lipper Global Income Funds Average	9.48%	6.75%	5.76%	6.41%

All Fund returns are net of fees and expenses.

* The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,132.24	$1,130.89	$1,019.55	$1,018.30
Expenses Paid During Period†	$5.81	$7.14	$5.50	$6.76

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.09% for Institutional Class, 1.34% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»

The higher return of the PIMCO Global Bond Fund (Unhedged) compared with the PIMCO Global Bond Fund (U.S. Dollar-Hedged) was primarily due to the decline of the U.S. dollar relative to other developed currencies, such as the euro and the Japanese yen.

»	An overweight to U.S. duration and a curve steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

»	An overweight to U.K. duration in September 2007 through March 2008 and a curve steepening bias for the entire year benefited performance as U.K. yields declined and the yield curve steepened.

»	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

»	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

»	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

»

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

»

A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

Annual Report	March 31, 2008	9

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PGBIX
	Administrative Class	PGDAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	41.7%
Short-Term Instruments	19.0%
Japan	14.5%
Germany	8.7%
France	5.0%
Other	11.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)*
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	7.12%	4.74%	5.98%	7.29%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	6.89%	4.44%	5.70%	7.02%
JPMorgan GBI Global Hedged in USD	7.72%	4.49%	5.82%	6.76%
Lipper Global Income Funds Average	9.48%	6.75%	5.76%	6.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,058.02	$1,056.85	$1,017.80	$1,016.45
Expenses Paid During Period†	$7.41	$8.79	$7.26	$8.62

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.44% for Institutional Class, 1.71% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

»	An overweight to U.K. duration in September 2007 through March 2008 and a curve steepening bias for the entire year benefited performance as U.K. yields declined and the yield curve steepened.

»	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

»	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

»	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

»

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

»

A short position in the British pound and a long position in the Korean Won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

10	PIMCO Funds	International Bond Funds

Benchmark Descriptions

Index	Description

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
03/31/2008	$10.79	$0.51	$1.05	$1.56	$(0.51)	$(1.03)
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)

Emerging Local Bond Fund
Institutional Class
03/31/2008	$9.99	$0.67	$0.64	$1.31	$(0.70)	$(0.73)
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00
Administrative Class
10/17/2007 - 03/31/2008	$10.65	$0.28	$(0.02)	$0.26	$(0.31)	$(0.73)

Emerging Markets Bond Fund
Institutional Class
03/31/2008	$11.13	$0.60	$(0.07)	$0.53	$(0.65)	$(0.33)
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
Administrative Class
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)

Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2008	$10.21	$0.42	$1.64	$2.06	$(0.40)	$(0.33)
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.

12	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(1.54)	$10.81	15.10%	$4,266,684	0.85%		0.85%		4.64%		31%
0.00	(0.73)	10.79	10.45	2,862,054	0.85		0.85		4.55		11
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	(1.52)	10.81	14.83	24,961	1.10		1.10		4.03		31
0.00	(0.48)	10.79	8.09	11	1.10	*	1.10	*	4.39	*	11

$0.00	$(1.43)	$9.87	13.55%	$1,653,663	0.95%		0.95%		6.53%		67%
0.00	(0.13)	9.99	1.24	622,414	1.15	*(d)	1.14	*(e)	6.13	*	15

$0.00	$(1.04)	$9.87	2.55%	$17,690	1.20	%*	1.20	%*	6.23	%*	67%

$0.00	$(0.98)	$10.68	4.99%	$2,624,644	0.85%		0.85%		5.51%		148%
0.00	(1.16)	11.13	10.76	1,758,895	0.85		0.85		5.25		238
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415
0.00	(1.62)	10.73	23.86	779,572	0.85		0.85		4.55		461

0.00	(0.95)	10.68	4.72	18,827	1.10		1.10		5.26		148
0.00	(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415
0.00	(1.59)	10.73	23.55	10,108	1.10		1.10		4.72		461

$0.00	$(0.73)	$11.54	21.00%	$1,791,483	0.81%		0.50%		3.97%		798%
0.00	(0.42)	10.21	7.47	1,199,990	0.50		0.50		3.79		644
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(c)	0.50	*(c)	2.27	*	344

0.00	(0.70)	11.54	20.70	837,933	1.04		0.75		3.72		798
0.00	(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

Annual Report	March 31, 2008	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2008	$10.17	$0.40	$0.19	$0.59	$(0.37)	$0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
Administrative Class
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)

Global Bond Fund (Unhedged)
Institutional Class
03/31/2008	$9.83	$0.39	$1.32	$1.71	$(0.37)	$(0.18)
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
Administrative Class
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2008	$9.61	$0.39	$0.28	$0.67	$(0.36)	$0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
Administrative Class
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

14	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.37)	$10.39	5.99%	$2,262,059	0.88%	0.50%	3.89%	969%
(0.02)	(0.54)	10.17	4.05	1,950,374	0.50	0.50	3.55	653
0.00	(0.66)	10.30	3.81	1,664,360	0.50	0.50	3.42	571
0.00	(0.58)	10.56	6.06	1,185,669	0.50	0.50	2.90	477
0.00	(0.54)	10.52	3.46	949,420	0.51	0.50	3.30	711

0.00	(0.35)	10.39	5.72	42,403	1.11	0.75	3.63	969
(0.02)	(0.52)	10.17	3.79	52,182	0.75	0.75	3.30	653
0.00	(0.63)	10.30	3.55	56,200	0.75	0.75	3.16	571
0.00	(0.56)	10.56	5.80	62,996	0.75	0.75	2.65	477
0.00	(0.51)	10.52	3.21	44,548	0.76	0.75	3.05	711

$0.00	$(0.55)	$10.99	17.94%	$1,051,675	0.84%	0.55%	3.84%	776%
0.00	(0.31)	9.83	6.81	917,437	0.55	0.55	3.48	543
(0.03)	(0.28)	9.50	(3.74)	788,283	0.55	0.55	3.32	551
0.00	(0.98)	10.16	6.30	1,220,538	0.55	0.55	2.60	278
0.00	(1.08)	10.48	14.84	874,145	0.56	0.55	3.13	649

0.00	(0.52)	10.99	17.65	199,539	1.12	0.80	3.62	776
0.00	(0.28)	9.83	6.55	98,536	0.80	0.80	3.23	543
(0.03)	(0.26)	9.50	(3.97)	77,162	0.81	0.80	2.96	551
0.00	(0.95)	10.16	6.03	56,706	0.80	0.80	2.36	278
0.00	(1.05)	10.48	14.57	41,821	0.81	0.80	2.93	649

$0.00	$(0.36)	$9.92	7.12%	$223,541	1.02%	0.55%	4.03%	775%
0.00	(0.46)	9.61	4.32	164,460	0.55	0.55	3.55	581
0.00	(0.68)	9.66	3.41	170,002	0.55	0.55	3.41	372
0.00	(0.51)	10.00	4.89	126,788	0.55	0.55	2.71	245
0.00	(0.46)	10.03	3.98	115,430	0.56	0.55	2.97	577

0.00	(0.34)	9.92	6.89	12	1.27	0.80	3.81	775
0.00	(0.44)	9.61	4.13	11	0.80	0.80	3.34	581
0.00	(0.65)	9.66	3.13	11	0.80	0.80	3.15	372
0.00	(0.49)	10.00	4.63	11	0.80	0.80	2.47	245
0.00	(0.30)	10.03	2.41	10	0.81 *	0.80 *	2.59 *	577

Annual Report	March 31, 2008	15

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$4,824,748	$1,638,668	$3,255,561
Repurchase agreements, at value	56,500	8,152	67,530
Cash	14,029	28,545	3,102
Deposits with counterparty	1,541	610	15,880
Foreign currency, at value	17,280	7,861	9,848
Receivable for investments sold	191,526	2,492	890,427
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for Fund shares sold	53,999	31,662	18,349
Interest and dividends receivable	49,557	31,997	42,411
Variation margin receivable	135	41	842
Swap premiums paid	2,363	4,651	10,251
Unrealized appreciation on foreign currency contracts	401,114	52,371	15,074
Unrealized appreciation on swap agreements	5,596	8,682	16,446
Other assets	0	0	0
	5,618,388	1,815,732	4,345,721

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0
Payable for investments purchased	48,503	40,717	708,356
Payable for investments purchased on a delayed-delivery basis	0	0	61,839
Payable for short sales	95,151	0	195,083
Payable for Fund shares redeemed	5,968	365	3,192
Dividends payable	1,456	57	3,228
Overdraft due to custodian	0	0	0
Written options outstanding	0	0	1,026
Accrued investment advisory fee	1,824	569	1,161
Accrued administrative fee	1,738	636	1,109
Accrued distribution fee	75	6	108
Accrued servicing fee	195	5	129
Variation margin payable	0	0	0
Recoupment payable to Manager	1	0	0
Swap premium received	5,930	9,820	26,714
Unrealized depreciation on foreign currency contracts	132,315	44,686	9,174
Unrealized depreciation on swap agreements	15,012	16,028	28,421
Other liabilities	34	10	5
	308,202	112,899	1,039,545

Net Assets	$5,310,186	$1,702,833	$3,306,176

Net Assets Consist of:
Paid in capital	$5,146,392	$1,691,072	$3,249,823
Undistributed (overdistributed) net investment income	(1,368)	(39,184)	1,649
Accumulated undistributed net realized gain (loss)	(25,219)	(6,288)	7,272
Net unrealized appreciation	190,381	57,233	47,432
	$5,310,186	$1,702,833	$3,306,176

Net Assets:
Institutional Class	$4,266,684	$1,653,663	$2,624,644
Administrative Class	24,961	17,690	18,827
Other Classes	1,018,541	31,480	662,705

Shares Issued and Outstanding:
Institutional Class	394,762	167,527	245,664
Administrative Class	2,309	1,792	1,762

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.81	$9.87	$10.68
Administrative Class	10.81	9.87	10.68

Cost of Investments Owned	$4,891,698	$1,582,792	$3,212,655
Cost of Repurchase Agreements Owned	$56,500	$8,152	$67,530
Cost of Foreign Currency Held	$17,090	$7,811	$9,837
Proceeds Received on Short Sales	$94,653	$0	$195,078
Premiums Received on Written Options	$0	$0	$1,067

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$4,913,038	$4,270,914	$1,793,904	$407,792
36,280	73,200	36,982	3,977
1,371	24,902	2,288	0
42,850	37,213	17,505	3,329
14,176	13,527	6,369	1,611
1,837,043	2,372,631	648,963	104,746
0	0	37,064	5,030
12,650	5,216	3,067	1,322
34,106	40,973	13,457	3,045
3,004	4,631	1,994	796
32,777	51,973	14,023	3,463
77,740	16,725	19,847	1,064
100,530	116,759	47,628	6,865
996	1,544	78	0
7,106,561	7,030,208	2,643,169	543,040

$394,643	$348,724	$229,375	$41,067
766,480	650,398	215,130	56,250
1,008,476	1,230,957	378,966	106,113
1,446,065	1,742,982	466,949	54,999
4,078	16,455	995	202
1,305	1,696	258	147
0	0	0	59
40,752	29,227	13,291	4,003
624	548	240	52
715	624	288	67
222	54	33	13
113	94	0	8
635	2,110	417	497
0	0	0	0
68,236	58,617	27,570	4,647
58,910	54,493	12,212	2,268
89,499	112,237	46,231	6,481
0	0	0	0
3,880,753	4,249,216	1,391,955	276,873

$3,225,808	$2,780,992	$1,251,214	$266,167

$2,882,842	$2,772,313	$1,155,714	$265,460
252,912	(86,269)	51,268	(7,635)
(38,318)	12,443	(12,202)	(449)
128,372	82,505	56,434	8,791
$3,225,808	$2,780,992	$1,251,214	$266,167

$1,791,483	$2,262,059	$1,051,675	$223,541
837,933	42,403	199,539	12
596,392	476,530	0	42,614

155,267	217,802	95,676	22,543
72,624	4,083	18,153	1

$11.54	$10.39	$10.99	$9.92
11.54	10.39	10.99	9.92

$4,775,389	$4,121,234	$1,737,450	$394,487
$36,280	$73,200	$36,982	$3,977
$14,199	$13,527	$6,365	$1,609
$1,419,154	$1,713,536	$455,428	$53,567
$23,089	$19,581	$8,337	$1,967

Annual Report	March 31, 2008	17

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Investment Income:
Interest, net of foreign taxes*	$237,596	$114,175	$164,659
Dividends	0	0	253
Miscellaneous income	132	55	0
Total Income	237,728	114,230	164,912

Expenses:
Investment advisory fees	19,470	6,845	11,622
Administrative fees	18,376	7,616	11,343
Distribution and/or servicing fees - Administrative Class	19	14	68
Distribution and/or servicing fees - Other Classes	2,386	27	3,117
Trustees’ fees	14	5	8
Interest expense	0	37	27
Miscellaneous expense	12	3	2
Total Expenses	40,277	14,547	26,187

Net Investment Income	197,451	99,683	138,725

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,854	45,961	34,595
Net realized gain (loss) on futures contracts, written options and swaps	380	(17,734)	56,686
Net realized gain (loss) on foreign currency transactions	322,018	21,154	(303)
Net change in unrealized appreciation (depreciation) on investments	(76,234)	49,678	(79,371)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(20,595)	(10,037)	(33,070)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	185,584	7,785	2,589
Net Gain (Loss)	413,007	96,807	(18,874)

Net Increase in Net Assets Resulting from Operations	$610,458	$196,490	$119,851

* Foreign tax withholdings	$361	$26	$8

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$129,864	$120,387	$48,018	$10,622
211	606	150	140
109	82	20	0
130,184	121,075	48,188	10,762

6,801	6,345	2,564	533
7,808	7,329	3,077	695
1,850	117	271	0
1,945	1,838	0	254
9	8	3	1
8,247	9,441	3,002	986
3	3	1	0
26,663	25,081	8,918	2,469

103,521	95,994	39,270	8,293

144,517	191,424	49,095	18,123
161,545	(5,762)	44,818	(3,637)
21,856	(205,245)	(22,721)	(18,397)
127,867	88,648	50,793	11,068
20,737	15,817	8,617	863
(25,099)	(40,380)	2,115	(2,577)
451,423	44,502	132,717	5,443

$554,944	$140,496	$171,987	$13,736

$20	$57	$17	$2

Annual Report	March 31, 2008	19

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from December 29, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$197,451	$132,660	$99,683	$3,858	$138,725	$130,054
Net realized gain (loss)	324,252	93,918	49,381	(386)	90,978	89,034
Net change in unrealized appreciation (depreciation)	88,755	86,051	47,426	9,807	(109,852)	19,325
Net increase resulting from operations	610,458	312,629	196,490	13,279	119,851	238,413

Distributions to Shareholders:
From net investment income
Institutional Class	(168,016)	(115,519)	(104,315)	(3,562)	(113,163)	(98,371)
Administrative Class	(316)	0	(375)	0	(1,545)	(1,636)
Other Classes	(29,335)	(18,201)	(399)	0	(36,302)	(38,969)
From net realized capital gains
Institutional Class	(317,096)	(69,128)	(87,581)	0	(59,857)	(82,747)
Administrative Class	(1,330)	0	(926)	0	(613)	(1,657)
Other Classes	(69,814)	(11,110)	(850)	0	(19,620)	(35,686)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(585,907)	(213,958)	(194,446)	(3,562)	(231,100)	(259,066)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,305,372	2,158,444	2,019,819	619,995	1,517,595	637,756
Administrative Class	25,862	10	18,759	0	10,459	22,623
Other Classes	625,939	341,185	34,699	0	173,708	222,926
Issued as reinvestment of distributions
Institutional Class	452,451	175,608	191,723	3,566	136,545	162,053
Administrative Class	1,652	0	1,301	0	2,086	2,970
Other Classes	85,603	23,715	1,144	0	43,934	58,291
Cost of shares redeemed
Institutional Class	(1,383,343)	(1,202,354)	(1,184,459)	(10,864)	(706,759)	(1,169,001)
Administrative Class	(1,719)	0	(1,239)	0	(23,505)	(18,547)
Other Classes	(224,573)	(122,807)	(3,383)	0	(259,462)	(424,870)
Net increase (decrease) resulting from Fund share transactions	1,887,244	1,373,801	1,078,364	612,697	894,601	(505,799)

Fund Redemption Fee	81	56	11	0	48	68

Total Increase (Decrease) in Net Assets	1,911,876	1,472,528	1,080,419	622,414	783,400	(526,384)

Net Assets:
Beginning of year or period	3,398,310	1,925,782	622,414	0	2,522,776	3,049,160
End of year or period*	$5,310,186	$3,398,310	$1,702,833	$622,414	$3,306,176	$2,522,776

*Including undistributed (overdistributed) net investment income of:	$(1,368)	$41,231	$(39,184)	$(44)	$1,649	$2,164

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$103,521	$68,155	$95,994	$82,712	$39,270	$32,542	$8,293	$6,929
327,918	15,101	(19,583)	36,223	71,192	20,400	(3,911)	(800)
123,505	38,831	64,085	(27,122)	61,525	7,039	9,354	2,104
554,944	122,087	140,496	91,813	171,987	59,981	13,736	8,233

(56,073)	(38,399)	(73,921)	(53,712)	(33,496)	(26,855)	(6,520)	(5,300)
(26,216)	(10,440)	(1,607)	(1,483)	(3,762)	(2,543)	0	0
(16,091)	(13,997)	(15,294)	(15,300)	0	0	(1,121)	(1,094)

(53,242)	(7,484)	0	(35,574)	(18,384)	(435)	0	(2,332)
(24,583)	(3,739)	0	(934)	(1,919)	(45)	0	0
(15,250)	(3,327)	0	(11,755)	0	0	0	(627)

0	0	0	(3,692)	0	0	0	0
0	0	0	(111)	0	0	0	0
0	0	0	(1,303)	0	0	0	0

(191,455)	(77,386)	(90,822)	(123,864)	(57,561)	(29,878)	(7,641)	(9,353)

1,441,471	718,346	915,027	843,922	421,465	288,181	82,668	35,624
283,871	635,212	13,628	21,071	111,251	39,339	0	14
235,051	270,465	147,575	155,948	0	0	23,758	10,251

87,043	38,499	56,667	82,462	48,548	23,467	5,445	6,471
50,087	14,178	1,364	1,902	5,661	2,571	1	1
25,070	13,311	12,718	24,383	0	0	814	1,283

(1,137,600)	(663,114)	(700,600)	(616,557)	(436,588)	(209,914)	(34,006)	(46,739)
(217,478)	(32,797)	(25,588)	(26,452)	(29,725)	(23,297)	0	(14)
(252,138)	(168,484)	(256,065)	(312,304)	0	0	(24,867)	(17,784)
515,377	825,616	164,726	174,375	120,612	120,347	53,813	(10,893)

142	151	74	86	203	78	6	9

879,008	870,468	214,474	142,410	235,241	150,528	59,914	(12,004)

2,346,800	1,476,332	2,566,518	2,424,108	1,015,973	865,445	206,253	218,257
$3,225,808	$2,346,800	$2,780,992	$2,566,518	$1,251,214	$1,015,973	$266,167	$206,253

$252,912	$(12,758)	$(86,269)	$(53,324)	$51,268	$(9,430)	$(7,635)	$(3,494)

Annual Report	March 31, 2008	21

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Lukoil Finance Ltd.
3.404% due 12/29/2008	$4,830	$4,818

OAO Rosneft Oil Co.
3.328% due 09/17/2009	3,064	2,988

Total Bank Loan Obligations (Cost $7,875)		7,806

CORPORATE BONDS & NOTES 43.9%

BANKING & FINANCE 28.9%

American Express Bank FSB
2.659% due 06/22/2009	2,900	2,831
2.955% due 06/12/2009	4,750	4,726

American Express Centurion Bank
2.835% due 04/17/2009	10,000	9,971
2.978% due 12/17/2009	1,400	1,375
3.075% due 05/07/2008	1,700	1,700

American Express Credit Corp.
2.619% due 05/19/2009	1,400	1,393

American Honda Finance Corp.
3.050% due 03/09/2009	1,100	1,101

American International Group, Inc.
2.599% due 06/23/2008	2,300	2,290
2.868% due 06/16/2009	6,100	6,100

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	15,120	15,066

Banco Santander Chile
3.340% due 12/09/2009	12,000	11,585

Bank of America Corp.
2.681% due 09/25/2009	27,800	27,531
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	36,000	36,116

Bank of America N.A.
2.764% due 12/18/2008	5,650	5,638
2.901% due 06/12/2009	6,000	5,970
3.089% due 02/27/2009	4,500	4,492

Bank of Ireland
2.589% due 12/19/2008	2,000	1,998
2.814% due 12/18/2009	43,450	43,342

Bank of Scotland PLC
2.818% due 07/17/2008	1,500	1,500
3.050% due 12/08/2010	20,100	20,038
3.998% due 07/17/2008	1,350	1,350
4.037% due 07/17/2009	15,300	15,298

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	10,750	10,221
3.474% due 01/31/2011	13,500	12,393
3.551% due 01/30/2009	9,900	9,167
4.325% due 07/16/2009	3,190	3,082
4.326% due 07/19/2010	30,800	27,776

Caterpillar Financial Services Corp.
3.060% due 03/10/2009	7,100	7,087
3.130% due 05/18/2009	13,200	13,150
3.146% due 08/11/2009	9,000	8,964
4.593% due 10/09/2009	23,900	23,842

Charter One Bank N.A.
3.294% due 04/24/2009	9,000	8,948

CIT Group, Inc.
3.190% due 08/17/2009	3,100	2,605
3.215% due 08/15/2008	1,400	1,293
3.401% due 01/30/2009	29,750	25,898

Citigroup Funding, Inc.
3.256% due 03/02/2009	31,600	31,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
2.695% due 12/26/2008	$2,900	$2,896
2.701% due 12/28/2009	19,000	18,609
3.130% due 06/09/2009	3,849	3,805
3.160% due 05/18/2011	8,900	8,531
3.220% due 05/18/2010	12,800	12,512

Colvis Finance Ltd.
8.000% due 02/02/2009	10,710	10,717

Commonwealth Bank of Australia
3.098% due 06/08/2009	1,600	1,600

Credit Agricole S.A.
3.090% due 05/28/2009	3,900	3,904
3.140% due 05/28/2010	32,900	32,926

Credit Suisse USA, Inc.
3.080% due 06/05/2009	2,275	2,246

DnB NOR Bank ASA
4.447% due 10/13/2009	1,500	1,502

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,980

Export-Import Bank of Korea
4.250% due 11/06/2008	1,404	1,407

Ford Credit de Mexico S.A. de C.V.
4.242% due 03/20/2009	2,700	2,597

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	2,000	1,966
5.800% due 01/12/2009	14,700	14,007
7.375% due 10/28/2009	7,200	6,567

Fortis Bank NY
2.711% due 09/28/2009	16,400	16,350

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	609

General Electric Capital Corp.
2.900% due 06/15/2009	1,200	1,199
2.920% due 12/15/2009	13,400	13,270
2.931% due 03/12/2010	8,900	8,856
3.135% due 08/15/2011	2,800	2,738
3.274% due 10/26/2009	2,600	2,575
3.689% due 02/01/2011	15,500	15,390
4.625% due 04/10/2012	24,000	22,987
4.706% due 10/06/2010	6,100	6,002

GMAC LLC
3.749% due 09/23/2008	38,700	36,515
4.315% due 05/15/2009	6,700	5,728

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	3,000	2,981
2.689% due 12/22/2008	21,600	21,449
2.689% due 06/23/2009	9,000	8,886
2.898% due 11/16/2009	15,300	15,038
3.150% due 11/16/2009	6,300	6,224
3.186% due 11/10/2008	11,700	11,640
3.276% due 03/02/2010	14,500	14,238
3.406% due 07/29/2008	18,900	18,856

HSBC Bank USA N.A.
2.980% due 12/14/2009	1,750	1,742

HSBC Finance Corp.
2.930% due 09/15/2008	14,400	14,264
2.981% due 03/12/2010	3,825	3,677
3.070% due 05/21/2008	1,700	1,701
3.154% due 12/05/2008	1,500	1,491
3.350% due 11/16/2009	8,700	8,306
3.954% due 10/21/2009	2,400	2,317

IBM International Group Capital LLC
3.120% due 02/13/2009	31,600	31,610
3.646% due 07/29/2009	5,400	5,416

ICICI Bank Ltd.
4.917% due 01/12/2010	6,300	6,031

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	$4,700	$4,728

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,732

International Lease Finance Corp.
3.312% due 05/24/2010	9,000	8,523
4.234% due 04/20/2009	3,900	3,816
4.658% due 01/15/2010	5,000	4,796

John Deere Capital Corp.
2.779% due 09/25/2008	20,600	20,594
4.308% due 04/15/2008	12,010	12,015
4.308% due 07/15/2008	9,000	9,002
4.345% due 10/16/2009	9,500	9,487

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
2.679% due 06/25/2010	19,700	19,209
3.125% due 05/07/2010	8,400	8,296
4.168% due 01/17/2011	7,000	6,855
4.919% due 10/02/2009	14,055	13,906

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	11,585	11,265
2.728% due 11/24/2008	1,700	1,658
2.788% due 04/03/2009	4,400	4,196
2.809% due 12/23/2010	5,900	5,035
3.170% due 08/21/2009	22,000	21,076
3.170% due 11/16/2009	6,300	6,014
3.938% due 01/23/2009	9,000	8,641
3.984% due 10/22/2008	7,900	7,694

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	1,600	1,589
2.900% due 06/16/2008	3,000	2,996
3.158% due 08/14/2009	11,700	11,464
3.341% due 01/30/2009	9,500	9,385
3.888% due 10/23/2008	3,500	3,488

Metropolitan Life Global Funding I
3.110% due 05/17/2010	2,600	2,547

Morgan Stanley
2.639% due 11/21/2008	1,400	1,392
3.206% due 02/09/2009	10,400	10,284
3.212% due 05/07/2009	1,100	1,082
4.134% due 01/22/2009	8,900	8,740
4.348% due 01/15/2010	8,800	8,417

National Australia Bank Ltd.
2.979% due 09/11/2009	23,400	23,389
3.578% due 02/08/2010	18,800	18,809
4.729% due 10/01/2008	1,500	1,499

Pemex Finance Ltd.
9.030% due 02/15/2011	4,560	4,867
9.690% due 08/15/2009	6,012	6,206

Petroleum Export Ltd.
4.623% due 06/15/2010	7,036	7,011
4.633% due 06/15/2010	690	688
5.265% due 06/15/2011	12,120	12,215

Royal Bank of Scotland Group PLC
3.220% due 08/21/2009	9,100	9,056
3.944% due 07/21/2008	1,900	1,897

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	12,871

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	1,800	1,795
3.074% due 11/20/2009	9,000	8,907
3.205% due 02/06/2009	15,000	14,943

Sistema Finance S.A.
10.250% due 04/14/2008	8,800	8,855

SLM Corp.
3.471% due 07/27/2009	31,700	26,679
3.531% due 01/26/2009	4,300	3,851

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
14.300% due 06/15/2008	$1,000	$1,016

UBS AG
3.838% due 07/23/2009	18,400	17,946

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	16,085	16,070

Universal City Florida Holding Co. I
7.989% due 05/01/2010	6,500	6,337

Ventas Realty LP
6.750% due 06/01/2010	1,000	1,006
8.750% due 05/01/2009	1,800	1,836

VTB Capital S.A.
3.839% due 08/01/2008	35,700	35,338
4.812% due 11/02/2009	66,700	66,754

Wachovia Bank N.A.
3.092% due 02/23/2009	4,250	4,225
3.146% due 12/02/2010	9,000	8,596
3.152% due 05/25/2010	9,000	8,688

Wachovia Corp.
2.920% due 03/15/2011	9,000	8,462
3.126% due 12/01/2009	19,500	18,987
3.301% due 10/28/2008	6,000	5,966
4.388% due 10/15/2011	22,800	21,126

Wells Fargo & Co.
2.659% due 03/23/2010	26,400	25,983
2.900% due 09/15/2009	3,700	3,607
3.674% due 01/29/2010	8,100	8,063
3.808% due 01/24/2012	3,700	3,565

Westpac Banking Corp.
3.040% due 06/06/2008	3,500	3,499

World Savings Bank FSB
2.592% due 06/20/2008	1,600	1,600
3.168% due 05/08/2009	500	501
3.201% due 03/02/2009	5,650	5,666

		1,537,001

INDUSTRIALS 11.1%

America Movil SAB de C.V.
2.755% due 06/27/2008	65,800	65,306
4.125% due 03/01/2009	2,285	2,301

Amgen, Inc.
3.170% due 11/28/2008	19,000	18,981

Anadarko Petroleum Corp.
3.200% due 09/15/2009	22,900	22,475

AstraZeneca PLC
3.239% due 09/11/2009	900	895

Cablevision Systems Corp.
9.644% due 04/01/2009	5,000	4,988

Cia Siderurgica Paulista
8.250% due 01/30/2009	3,753	3,894

Cisco Systems, Inc.
3.158% due 02/20/2009	2,700	2,701

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	171,207	186,119

Comcast Corp.
4.677% due 07/14/2009	14,970	14,572

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,368	1,365

CSC Holdings, Inc.
7.250% due 07/15/2008	500	501

CSN Islands VII Corp.
10.750% due 09/12/2008	25,660	26,250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CVS Caremark Corp.
3.376% due 06/01/2010	$2,600	$2,528

Daimler Finance North America LLC
3.218% due 03/13/2009	2,100	2,075
3.298% due 03/13/2009	8,500	8,391
3.562% due 08/03/2009	9,300	9,158

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,327
6.375% due 10/01/2011	2,600	2,502

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	24,794	24,757

General Mills, Inc.
4.024% due 01/22/2010	3,700	3,623

HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,373

Home Depot, Inc.
2.925% due 12/16/2009	1,800	1,717

Kansas City Southern Railway
9.500% due 10/01/2008	5,012	5,106

Kimberly-Clark Corp.
3.344% due 07/30/2010	12,400	12,362

Kraft Foods, Inc.
3.596% due 08/11/2010	3,100	2,975

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,454
9.500% due 08/01/2008	500	502

MMK Finance S.A.
8.000% due 10/21/2008	4,992	5,042

New Albertson’s, Inc.
6.950% due 08/01/2009	500	508

Pemex Project Funding Master Trust
4.100% due 06/15/2010	16,150	16,191
6.058% due 10/15/2009	15,888	16,118
6.125% due 08/15/2008	241	243
9.375% due 12/02/2008	152	159

Qwest Communications International, Inc.
6.565% due 02/15/2009	1,966	1,956

Roseton
7.270% due 11/08/2010	1,136	1,136

Safeway, Inc.
3.005% due 03/27/2009	2,000	1,972

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	16,723	17,596

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	5,600	5,606

Sino-Forest Corp.
9.125% due 08/17/2011	1,500	1,448

Time Warner, Inc.
3.300% due 11/13/2009	8,000	7,663

Transocean, Inc.
3.214% due 09/05/2008	10,800	10,747

UnitedHealth Group, Inc.
4.462% due 02/07/2011	11,000	11,016

United Technologies Corp.
3.146% due 06/01/2009	1,700	1,694

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	3,800	3,800

Walt Disney Co.
3.090% due 09/10/2009	24,450	24,417
4.125% due 07/16/2010	6,200	6,142

Weyerhaeuser Co.
3.599% due 09/24/2009	9,500	9,367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Xerox Corp.
3.514% due 12/18/2009	$3,600	$3,550

		589,569

UTILITIES 3.9%

AT&T, Inc.
3.155% due 05/15/2008	6,200	6,202
3.195% due 02/05/2010	8,500	8,424
3.278% due 11/14/2008	10,700	10,703

BellSouth Corp.
3.165% due 08/15/2008	15,300	15,282
4.240% due 04/26/2021	11,250	11,257

Deutsche Telekom International Finance BV
2.779% due 03/23/2009	10,220	10,091
8.000% due 06/15/2010	500	535

Dominion Resources, Inc.
3.248% due 11/14/2008	1,600	1,592

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	9,898	10,368

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	4,560	4,606
8.500% due 04/01/2009	355	371

Entergy Gulf States, Inc.
3.740% due 12/08/2008	10,700	10,729

Florida Power Corp.
3.468% due 11/14/2008	22,700	22,686

Ohio Power Co.
4.826% due 04/05/2010	5,750	5,608

Public Service Electric & Gas Co.
3.776% due 03/12/2010	6,500	6,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	500	501

Qwest Corp.
5.625% due 11/15/2008	2,900	2,900

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	6,924	6,967

Sprint Nextel Corp.
3.071% due 06/28/2010	3,400	2,902

Telefonica Emisones SAU
2.842% due 06/19/2009	17,000	16,563

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	31,151	31,314
4.750% due 01/27/2010	16,375	16,636

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	691
10.000% due 06/16/2009	2,200	2,309

		205,732

Total Corporate Bonds & Notes (Cost $2,367,986)		2,332,302

U.S. GOVERNMENT AGENCIES 3.7%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,352	5,872
2.799% due 10/27/2037	15,900	15,062
4.768% due 11/01/2035	673	673
5.000% due 02/25/2017	282	289
5.722% due 06/01/2043 - 09/01/2044	3,652	3,639

Freddie Mac
2.859% due 08/25/2031	466	459
2.879% due 09/25/2031	443	443

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.048% due 02/15/2019	$70,269	$69,833
3.168% due 12/15/2030	1,052	1,029
4.467% due 08/01/2035	111	112
5.000% due 08/15/2016 - 11/15/2029	3,786	3,853
5.500% due 04/01/2038	73,000	73,796
5.722% due 02/25/2045	3,056	2,964
6.000% due 06/01/2037 - 10/01/2037	18,894	19,396

Total U.S. Government Agencies (Cost $198,067)		197,420

MORTGAGE-BACKED SECURITIES 6.0%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	1,649	1,603

American Home Mortgage Investment Trust
2.749% due 09/25/2035	202	201

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	199	199

Banc of America Funding Corp.
6.142% due 01/20/2047	2,433	2,111

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	1,213	1,179

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	39,698	37,974
4.488% due 02/25/2034	2,335	2,184
4.550% due 08/25/2035	21,020	20,211
4.607% due 07/25/2033	27,350	26,123
4.844% due 04/25/2034	1,571	1,494

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	923	727
5.706% due 09/25/2035	10,590	8,709
5.882% due 01/25/2036	3,886	3,062

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	927	927

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	1,523	1,334

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171
5.681% due 01/26/2036	8,935	7,563
5.783% due 12/26/2046	4,914	4,072

CC Mortgage Funding Corp.
2.729% due 05/25/2048	1,732	1,407

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	61	57

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,521	1,517
4.248% due 08/25/2035	9,164	8,706
4.682% due 08/25/2035	1,666	1,577
4.748% due 08/25/2035	10,163	10,100

Commercial Mortgage Pass-Through Certificates
2.918% due 04/15/2017	366	356
6.455% due 05/15/2032	1,012	1,012

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	2,376	1,788
2.779% due 05/25/2047	2,029	1,540
5.236% due 02/25/2036	674	503

Countrywide Home Loan Mortgage Pass-Through Trust
4.842% due 04/20/2035	6,204	5,902

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	3,394	3,397

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	915	853
2.679% due 02/25/2037	905	848
2.679% due 03/25/2037	864	833
2.689% due 08/25/2037	2,139	2,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	$1,074	$1,070
5.370% due 08/25/2035	1,820	1,713

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	966	964

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,944	1,752
2.679% due 01/25/2047	1,257	1,193
2.869% due 11/25/2045	368	304

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	2,817	2,702

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	1,587	1,467

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	792	746
2.729% due 04/19/2038	1,099	833
2.749% due 01/19/2038	3,730	2,840
2.799% due 03/19/2037	3,596	2,711
5.219% due 07/19/2035	4,935	4,864

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	858	808

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	976	909
5.051% due 12/25/2034	1,083	988

JPMorgan Mortgage Trust
5.023% due 02/25/2035	6,629	6,034

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	1,497	1,408

MASTR Adjustable Rate Mortgages Trust
2.709% due 05/25/2047	277	272
3.786% due 11/21/2034	3,211	3,171

Merrill Lynch Floating Trust
2.888% due 06/15/2022	1,515	1,419

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,212	5,796

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	3,353	2,965
3.599% due 10/25/2035	1,922	1,664
4.250% due 10/25/2035	12,554	11,796

Morgan Stanley Capital I
2.878% due 10/15/2020	1,194	1,110

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	2,256	2,204

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	993	917
2.899% due 08/25/2035	1,054	819

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	1,504	1,273

Sequoia Mortgage Trust
4.080% due 04/20/2035	826	757

Structured Adjustable Rate Mortgage Loan Trust
4.880% due 07/25/2034	4,594	4,415
5.359% due 01/25/2035	1,738	1,660
5.540% due 08/25/2035	1,216	1,025

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	2,248	2,199
2.699% due 09/25/2047	3,235	3,074
2.729% due 03/25/2037	471	369
2.789% due 06/25/2036	853	649
2.809% due 07/19/2035	8,733	7,218
2.819% due 05/25/2036	3,579	2,715

Structured Asset Securities Corp.
4.080% due 06/25/2033	3,853	3,504
5.463% due 10/25/2035	962	919

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	$407	$399
2.709% due 01/25/2037	834	795

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,110	2,001
2.719% due 03/25/2046	1,500	1,479
2.719% due 09/25/2046	11,334	10,592

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	22,643	21,281

WaMu Mortgage Pass-Through Certificates
2.889% due 08/25/2045	76	75
4.208% due 06/25/2033	1,432	1,428
4.229% due 03/25/2034	1,875	1,871
5.056% due 01/25/2047	1,256	1,033
5.136% due 12/25/2046	1,337	1,040
5.326% due 02/25/2046	1,374	1,069
5.526% due 11/25/2042	576	548
5.572% due 10/25/2046	1,927	1,586
5.826% due 09/25/2046	3,650	3,004

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,685	1,586

Total Mortgage-Backed Securities (Cost $340,559)		317,333

ASSET-BACKED SECURITIES 5.9%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	929	885

ACE Securities Corp.
2.649% due 08/25/2036	2,009	1,865
2.649% due 12/25/2036	960	921
2.679% due 10/25/2036	1,960	1,903
2.689% due 06/25/2037	987	932

American Express Credit Account Master Trust
2.818% due 01/18/2011	1,350	1,350
3.318% due 02/15/2012	1,275	1,249

Argent Securities, Inc.
2.639% due 06/25/2036	93	93
2.649% due 09/25/2036	1,703	1,665
2.649% due 10/25/2036	3,740	3,656

Asset-Backed Funding Certificates
2.639% due 09/25/2036	1,920	1,886
2.659% due 10/25/2036	1,521	1,476
2.659% due 11/25/2036	838	774
2.659% due 01/25/2037	2,462	2,307
2.949% due 06/25/2034	4,859	4,301

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	549	533
2.649% due 12/25/2036	791	761
2.679% due 05/25/2037	900	874

Atrium CDO Corp.
3.736% due 06/27/2015	1,163	1,126

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	3,554	3,471

Bank One Issuance Trust
2.928% due 02/15/2011	700	700

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	826	772
2.679% due 10/25/2036	1,004	955
2.689% due 04/25/2036	166	165
2.799% due 09/25/2034	79	79
3.599% due 10/25/2037	5,262	4,742

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	193	192
2.649% due 01/25/2037	785	735
2.699% due 06/25/2037	3,715	3,507
2.919% due 10/25/2035	673	579

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Credit Card Master Trust
2.928% due 10/15/2010	$1,600	$1,600
2.928% due 02/15/2011	1,500	1,494

Chase Issuance Trust
2.828% due 12/15/2010	1,700	1,700
2.838% due 02/15/2012	1,155	1,143

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	1,800	1,800

Citibank Omni Master Trust
3.699% due 12/23/2013	30,500	30,560

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	981	968
2.639% due 12/25/2036	1,057	994
2.649% due 11/25/2036	500	489
2.659% due 05/25/2037	1,829	1,739
2.669% due 01/25/2037	1,084	1,011

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	3,832	3,755
2.649% due 01/25/2037	895	885
2.649% due 03/25/2037	2,347	2,253
2.649% due 05/25/2037	7,964	7,678
2.649% due 07/25/2037	1,090	1,041
2.649% due 08/25/2037	1,753	1,674
2.649% due 12/25/2046	1,658	1,612
2.649% due 03/25/2047	2,255	2,211
2.659% due 03/25/2037	2,207	2,157
2.659% due 09/25/2046	439	430
2.669% due 07/25/2036	80	80
2.669% due 06/25/2037	909	883
2.679% due 06/25/2037	1,011	944
2.679% due 10/25/2037	818	766
2.699% due 09/25/2047	1,037	983
2.709% due 10/25/2046	3,794	3,671
2.759% due 02/25/2036	673	620
2.779% due 09/25/2036	955	893
3.265% due 07/25/2036	26	26

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	918	878
2.689% due 12/25/2037	718	700

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	2,900	2,892
5.250% due 05/08/2009	27	27

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	442	436
2.639% due 09/25/2036	560	530
2.639% due 01/25/2038	949	899
2.649% due 11/25/2036	11,995	10,859
2.649% due 12/25/2036	571	542
2.669% due 12/25/2037	918	866
2.689% due 01/25/2036	50	50

First NLC Trust
2.669% due 08/25/2037	2,597	2,489

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,100	1,099

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	6,000	5,981

Fremont Home Loan Trust
2.649% due 10/25/2036	802	791
2.659% due 01/25/2037	1,072	975
2.669% due 02/25/2037	3,229	3,157
2.769% due 01/25/2036	235	235

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	1,408	1,360

GSAA Trust
2.709% due 06/25/2035	45	45

GSAMP Trust
2.669% due 09/25/2036	2,059	1,996
2.669% due 10/25/2036	294	269
2.669% due 12/25/2036	1,046	1,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	$501	$483
3.336% due 11/20/2036	2,133	2,117

Home Equity Asset Trust
2.659% due 05/25/2037	1,066	1,019

HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,032	988

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,094	1,007
2.649% due 12/25/2036	6,132	5,674
2.659% due 05/25/2037	1,693	1,600
2.679% due 12/25/2035	131	130

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	246	245
2.649% due 11/25/2036	1,075	1,057
2.659% due 04/25/2037	749	719
2.679% due 07/25/2037	869	820
2.729% due 04/25/2037	726	700

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	354	352

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	716	676
2.649% due 08/25/2036	3,538	3,418
2.649% due 10/25/2036	1,033	963
2.659% due 04/01/2037	798	736
2.669% due 11/25/2036	809	771
2.679% due 08/25/2036	1,894	1,776
2.679% due 03/25/2037	770	743
2.709% due 08/25/2036	5,200	4,385

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	934	898

Lehman XS Trust
2.669% due 05/25/2046	380	361
2.679% due 04/25/2046	1,182	1,166
2.679% due 08/25/2046	1,947	1,901
2.679% due 11/25/2046	3,828	3,626
2.689% due 05/25/2046	1,888	1,834
2.719% due 11/25/2036	2,228	2,136

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	148	148
2.639% due 07/25/2036	780	771
2.639% due 11/25/2036	822	781
2.659% due 10/25/2036	1,364	1,317
2.689% due 01/25/2046	82	81
2.879% due 10/25/2034	835	755

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	617	595
2.649% due 03/25/2036	329	326
2.649% due 01/25/2037	650	625
2.659% due 10/25/2036	169	167
2.659% due 11/25/2036	910	861
2.679% due 01/25/2036	183	182
2.679% due 05/25/2037	759	709
2.749% due 11/25/2035	330	329

MBNA Credit Card Master Note Trust
2.998% due 10/17/2011	16,400	16,272

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	1,260	1,155

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	375	368
2.649% due 05/25/2037	2,328	2,290
2.669% due 08/25/2036	4,993	4,766
2.669% due 02/25/2037	352	349
2.669% due 07/25/2037	2,604	2,496
2.679% due 09/25/2037	3,936	3,793

Morgan Stanley ABS Capital I
2.639% due 06/25/2036	279	276
2.639% due 10/25/2036	919	893
2.639% due 01/25/2037	1,049	1,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 09/25/2036	$1,743	$1,659
2.649% due 10/25/2036	839	815
2.649% due 11/25/2036	1,680	1,602
2.659% due 03/25/2036	28	27
2.659% due 05/25/2037	1,811	1,734
2.719% due 02/25/2036	1,223	1,199

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	809	766

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	881	839
2.659% due 06/25/2037	876	850

New Century Home Equity Loan Trust
2.669% due 08/25/2036	1,304	1,286
2.779% due 05/25/2036	1,400	1,155

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	52	52

Option One Mortgage Loan Trust
2.649% due 07/25/2036	294	290
2.649% due 01/25/2037	817	769

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	955	894

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	575	556
2.669% due 02/25/2037	832	788
2.679% due 10/25/2036	2,642	2,519
2.699% due 08/25/2046	721	687

Residential Asset Securities Corp.
2.639% due 06/25/2036	832	818
2.639% due 08/25/2036	1,137	1,121
2.659% due 04/25/2036	454	451
2.659% due 01/25/2037	963	914
2.669% due 07/25/2036	1,202	1,190
2.669% due 11/25/2036	2,389	2,278
2.679% due 10/25/2036	1,979	1,919
2.709% due 04/25/2037	972	911
2.719% due 04/25/2036	2,834	2,770

Saxon Asset Securities Trust
2.659% due 10/25/2046	3,270	3,153

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,051	995
2.649% due 09/25/2036	858	817
2.659% due 03/25/2036	297	293
2.659% due 12/25/2036	1,359	1,234
2.679% due 11/25/2036	994	909

SLC Student Loan Trust
3.045% due 02/15/2015	3,484	3,466

SLM Student Loan Trust
3.311% due 04/25/2014	1,149	1,145
3.321% due 10/27/2014	655	652
3.321% due 10/25/2016	431	429
3.321% due 07/25/2017	598	594
3.321% due 10/25/2018	849	843
3.371% due 10/25/2016	5,000	4,939
3.481% due 01/25/2017	584	580
3.800% due 12/15/2038	750	733

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	2,355	2,279
2.659% due 11/25/2036	1,933	1,865
2.659% due 12/25/2036	438	422
2.679% due 01/25/2037	678	648
2.679% due 06/25/2037	860	814
2.699% due 10/25/2036	453	442
3.399% due 10/25/2037	2,856	2,800

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	509	498
2.644% due 11/25/2037	807	765
2.659% due 02/25/2037	105	105

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	614	585

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
2.649% due 10/25/2036		$3,612	$3,501
2.679% due 01/25/2037		897	815
4.900% due 04/25/2035		619	572

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		969	908
2.659% due 10/25/2036		1,069	966

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		718	693
2.699% due 03/25/2037		904	882

Total Asset-Backed Securities (Cost $325,744)			313,408

SOVEREIGN ISSUES 9.2%

Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008		36,815	36,999

Colombia Government International Bond
9.750% due 04/23/2009		5,500	5,899

Export-Import Bank of Korea
3.166% due 06/01/2009		27,800	27,856
4.125% due 02/10/2009		2,900	2,892
4.500% due 08/12/2009		12,600	12,651

Korea Development Bank
3.364% due 10/31/2008		28,500	28,490
3.875% due 03/02/2009		14,970	14,941
4.326% due 10/20/2009		51,631	51,722
4.750% due 07/20/2009		27,310	27,603
4.842% due 04/03/2010		38,100	38,022

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,512
5.077% due 01/13/2009		59,795	59,930

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,283
9.625% due 02/08/2011		20,800	23,837

Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,680

Russia Government International Bond
8.250% due 03/31/2010		47,353	50,172

Ukraine Government International Bond
6.391% due 08/05/2009		94,510	96,514

Total Sovereign Issues (Cost $486,232)			488,003

FOREIGN CURRENCY-DENOMINATED ISSUES 15.4%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	4,005

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	11,250	$9,773

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		703,722	363,616
10.000% due 01/01/2017		292,876	139,357

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,619

Colombia Government International Bond
9.850% due 06/28/2027	COP	68,465,000	33,680
12.000% due 10/22/2015		28,500,000	16,277

Mexican Bonos
8.000% due 12/24/2008	MXN	100,000	9,438

Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	4,817

Poland Government International Bond
5.750% due 03/24/2010	PLN	452,449	201,132

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,582

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	21,792

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	253,922	11,526

Total Foreign Currency-Denominated Issues (Cost $816,335)			819,614

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.4%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$2,600	2,593

Barclays Bank PLC
3.206% due 08/10/2009		15,800	15,825

Calyon Financial, Inc.
4.035% due 01/16/2009		7,500	7,495

Dexia Credit Local S.A.
2.654% due 09/29/2008		4,100	4,101

Fortis Bank NY
2.622% due 04/28/2008		1,800	1,800
2.646% due 09/30/2008		4,100	4,095
2.649% due 06/30/2008		6,300	6,298

HSBC Bank USA N.A.
3.294% due 07/28/2008		1,400	1,401

Nordea Bank Finland PLC
3.028% due 05/28/2008		4,500	4,502
3.046% due 04/09/2009		8,300	8,295

Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008		1,500	1,500
3.060% due 02/13/2009		4,600	4,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale NY
2.652% due 06/30/2008	$2,800	$2,795

Unicredito Italiano NY
3.085% due 05/29/2008	4,400	4,402
3.135% due 05/06/2008	4,800	4,801

Wachovia Bank N.A.
2.668% due 10/03/2008	2,300	2,291

		76,793

COMMERCIAL PAPER 4.8%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	121,000	120,636

Federal Home Loan Bank
1.500% due 04/01/2008	18,000	18,000

UBS Finance Delaware LLC
2.940% due 06/06/2008	14,800	14,725

Westpac Banking Corp.
3.070% due 05/06/2008	102,600	102,294

		255,655

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG
1.200% due 04/01/2008	52,700	52,700
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $53,760. Repurchase proceeds are $52,702.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,800	3,800
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,880. Repurchase proceeds are $3,800.)

		56,500

U.S. TREASURY BILLS 0.3%
1.396% due 05/29/2008 - 06/12/2008 (a)(c)	16,500	16,414

Total Short-Term Instruments (Cost $405,400)		405,362

Total Investments 91.9% (Cost $4,948,198)		$4,881,248

Other Assets and Liabilities (Net) 8.1%		428,938

Net Assets (d) 100.0%		$5,310,186

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $15,419 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $25,720 and derivative instruments with an aggregate depreciation of ($11,808) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $1,541 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,374	$(2,496)

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	$7,500	$(47)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	46,850	$(122)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		46,850	(123)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI	CZK	47,690	(89)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	BCLY	HUF	3,980,000	(258)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI		17,185,395	(422)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		5,226,395	(391)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	57,000	(190)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	JPM		310,000	(626)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	80,700	65
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		372,000	(5)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC		7,000	82
Pay	28-Day Mexico Interbank TIIE Banxico	10.160%	06/02/2016	CITI		80,000	1,100
Pay	28-Day Mexico Interbank TIIE Banxico	10.280%	06/07/2016	MLP		57,000	823
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		17,100	98
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		17,100	99
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		200,000	1,272
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		428,000	590
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		140,000	312
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		460,540	225
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	MSC	BRL	546,000	(319)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		70,200	(738)
Pay	BRL-CDI-Compounded	14.120%	01/04/2010	BCLY		17,000	305
Pay	BRL-CDI-Compounded	14.190%	01/04/2010	BCLY		34,000	625
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		238,500	(6,179)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		56,300	(1,389)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		127,700	(4,114)

							$(9,369)

(g)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.500%	04/01/2038	$73,000	$73,662	$73,719
Freddie Mac	6.000%	04/01/2038	20,900	20,991	21,432

				$94,653	$95,151

(h)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$24	$0	$24
Buy	BRL	125,421	07/2008	4,524	0	4,524
Sell		866,028	07/2008	13,049	(3,084)	9,965
Buy		54,663	12/2008	210	(518)	(308)
Sell		68,913	12/2008	1,214	0	1,214
Buy	CLP	52,800,994	07/2008	13,654	(6)	13,648
Sell		2,793,449	07/2008	0	(879)	(879)
Buy		76,755,617	12/2008	11,992	0	11,992
Buy	CNY	162,077	07/2008	1,463	0	1,463
Sell		191,497	07/2008	0	(1,007)	(1,007)
Buy		448,402	10/2008	2,630	0	2,630
Buy		425,933	03/2009	5,208	(1)	5,207
Sell		141,898	03/2009	0	(1,167)	(1,167)
Buy	COP	137,190,912	12/2008	4,552	0	4,552
Sell		23,106,666	12/2008	0	(194)	(194)
Buy	CZK	4,584,815	07/2008	57,983	(2)	57,981
Sell		2,059,657	07/2008	0	(26,489)	(26,489)
Buy		5,181,580	12/2008	21,817	0	21,817
Sell		1,252,523	12/2008	0	(3,007)	(3,007)
Sell	EUR	5,290	04/2008	1	(73)	(72)
Sell	GBP	7,597	04/2008	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	4,044,519	05/2008	$211	$(20)	$191
Buy	HUF	36,974,184	07/2008	12,661	(2)	12,659
Sell		18,728,517	07/2008	0	(5,247)	(5,247)
Buy	IDR	1,273,866,200	05/2008	4,330	(172)	4,158
Sell		324,269,180	05/2008	346	(222)	124
Buy	ILS	70,428	07/2008	489	0	489
Buy		439,521	11/2008	10,731	0	10,731
Sell		23,400	11/2008	0	(664)	(664)
Buy	INR	2,430,933	05/2008	1,374	(124)	1,250
Sell		930,919	05/2008	309	0	309
Buy		2,808,382	08/2008	0	(1,300)	(1,300)
Sell		478,560	08/2008	185	0	185
Buy	JPY	324,430	05/2008	72	0	72
Sell		1,911,618	05/2008	11	(24)	(13)
Buy	KRW	55,924,695	05/2008	0	(3,800)	(3,800)
Sell		45,456,924	05/2008	3,223	0	3,223
Buy		11,970,177	08/2008	0	(854)	(854)
Sell		9,096,500	08/2008	804	0	804
Buy	KWD	3,711	05/2008	1,078	0	1,078
Buy	MXN	5,695,944	07/2008	16,178	(3)	16,175
Sell		410,702	07/2008	0	(1,106)	(1,106)
Buy	MYR	375,897	05/2008	4,719	(211)	4,508
Sell		147,306	05/2008	380	0	380
Buy		275,519	08/2008	3,282	(17)	3,265
Buy	PEN	93,340	07/2008	2,162	0	2,162
Buy		164,639	01/2009	4,339	0	4,339
Buy	PHP	6,010,091	05/2008	9,117	(436)	8,681
Sell		1,976,752	05/2008	1,435	0	1,435
Buy		4,457,933	08/2008	750	(2,153)	(1,403)
Buy	PLN	1,436,530	07/2008	112,495	(3)	112,492
Sell		491,731	07/2008	0	(8,051)	(8,051)
Buy	RON	230,660	11/2008	4,250	0	4,250
Sell		241,711	11/2008	0	(3,922)	(3,922)
Buy	RUB	4,903,596	07/2008	12,182	0	12,182
Sell		1,586,053	07/2008	0	(2,841)	(2,841)
Buy		3,477,829	11/2008	3,815	(3)	3,812
Sell		6,211	11/2008	0	(10)	(10)
Buy	SAR	48,427	05/2008	10	0	10
Buy	SGD	310,100	05/2008	16,954	0	16,954
Sell		331	05/2008	0	(9)	(9)
Buy		374,707	08/2008	9,855	0	9,855
Buy		175,817	11/2008	3,318	0	3,318
Buy	SKK	220,342	07/2008	724	(2)	722
Buy		3,418,420	10/2008	16,158	0	16,158
Buy	TRY	500,485	12/2008	8	(40,329)	(40,321)
Buy	TWD	3,151,820	09/2008	1,666	0	1,666
Buy	UAH	208,464	10/2008	0	(1,651)	(1,651)
Sell		50,725	10/2008	357	0	357
Buy	ZAR	1,513,262	07/2008	0	(19,086)	(19,086)
Sell		143,062	07/2008	2,815	0	2,815
Buy		575,660	12/2008	0	(3,619)	(3,619)

				$401,114	$(132,315)	$268,799

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 15.8%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	373,512	$192,988
10.000% due 01/01/2017		151,590	72,130

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,056

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	207

Total Brazil (Cost $261,162)			268,381

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$5,000	4,912

Total Canada (Cost $4,970)			4,912

COLOMBIA 4.1%

Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,626
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	40,023

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	14,523

Total Colombia (Cost $74,567)			70,173

CZECH REPUBLIC 7.3%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	23,092
3.700% due 06/16/2013		2,400	144
3.750% due 09/12/2020		36,000	2,006
4.700% due 09/12/2022		70,000	4,185
6.400% due 04/14/2010		1,448,000	94,367

Total Czech Republic (Cost $96,650)			123,794

EGYPT 0.7%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	11,320

Total Egypt (Cost $10,491)			11,320

HUNGARY 4.3%

Hungary Government Bond
5.500% due 02/12/2014	HUF	9,868,240	50,089
5.500% due 02/12/2016		4,701,000	23,173

Total Hungary (Cost $74,527)			73,262

MEXICO 7.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	8,186
9.000% due 01/15/2016		35,000	3,473

Mexican Bonos
7.250% due 12/15/2016		297,300	27,664
7.500% due 06/03/2027		29,000	2,683
7.750% due 12/14/2017		42	402
8.000% due 12/17/2015		773,730	75,176

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	$93
9.125% due 02/01/2017		50	42

Total Mexico (Cost $116,872)			121,116

PERU 1.9%

Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,904
9.910% due 05/05/2015		70,634	31,371

Total Peru (Cost $30,419)			33,275

POLAND 7.2%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	136
4.750% due 04/25/2012		109,290	46,645
5.750% due 03/24/2010		101,580	45,156
5.750% due 09/23/2022		69,092	30,419

Total Poland (Cost $100,969)			122,356

RUSSIA 1.2%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	20,655

Total Russia (Cost $20,710)			20,655

SLOVAKIA 0.1%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,951

Total Slovakia (Cost $1,543)			1,951

SOUTH AFRICA 0.7%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,745
8.000% due 12/21/2018		25,000	2,841
10.000% due 02/28/2009		10,000	1,227

Total South Africa (Cost $14,063)			11,813

SWITZERLAND 0.3%

UBS AG
3.838% due 07/23/2009		$5,000	4,876

Total Switzerland (Cost $4,990)			4,876

TURKEY 4.9%

Turkey Government Bond
0.000% due 08/13/2008	TRY	630	445
0.000% due 11/26/2008		11,160	7,502
14.000% due 01/19/2011		106,713	72,307
15.000% due 02/10/2010		1,055	754
16.000% due 03/07/2012		2,900	2,049

Total Turkey (Cost $85,544)			83,057

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.4%

Ukraine Government International Bond
6.391% due 08/05/2009	$7,000	$7,148

Total Ukraine (Cost $7,127)		7,148

UNITED KINGDOM 0.2%

AstraZeneca PLC
3.239% due 09/11/2009	$4,000	3,978

Total United Kingdom (Cost $3,991)		3,978

UNITED STATES 10.1%

ASSET-BACKED SECURITIES 1.1%

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	1,633

Countrywide Asset-Backed Certificates
2.649% due 03/25/2037	1,477	1,418
2.699% due 05/25/2047	645	607
2.699% due 09/25/2047	3,071	2,912

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	1,810	1,709

JPMorgan Mortgage Acquisition Corp.
2.659% due 05/25/2037	1,532	1,459

Long Beach Mortgage Loan Trust
2.659% due 12/25/2036	132	125

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	2,617	2,475
2.679% due 05/25/2037	2,208	2,063

Morgan Stanley ABS Capital I
2.659% due 05/25/2037	5,027	4,814

		19,215

CORPORATE BONDS & NOTES 7.8%

American Honda Finance Corp.
3.146% due 02/09/2010	1,500	1,499

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,000	3,926

Bank of America Corp.
3.240% due 08/13/2010	8,000	7,895
8.000% due 12/29/2049	10,000	10,032

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	2,000	1,901

CIT Group, Inc.
3.100% due 06/08/2009	2,000	1,657

Citigroup, Inc.
2.701% due 12/28/2009	8,000	7,835

Comcast Corp.
4.677% due 07/14/2009	2,900	2,823

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	4,000	3,990

Ford Motor Co.
7.250% due 10/01/2008	10,000	9,825

General Electric Capital Corp.
3.334% due 04/28/2011	6,500	6,382

GMAC LLC
5.125% due 05/09/2008	10,000	9,942

Goldman Sachs Group, Inc.
2.971% due 06/28/2010	8,000	7,799

John Deere Capital Corp.
4.698% due 01/18/2011	4,000	3,994

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
4.168% due 01/17/2011	$8,000	$7,834

Kraft Foods, Inc.
3.596% due 08/11/2010	3,000	2,879

Lehman Brothers Holdings, Inc.
3.984% due 10/22/2008	4,000	3,896

Metropolitan Life Global Funding I
3.110% due 05/17/2010	4,000	3,919

Morgan Stanley
3.262% due 05/07/2010	6,000	5,712
4.348% due 01/15/2010	2,000	1,913

Oracle Corp.
3.128% due 05/14/2010	3,000	2,970

Pemex Project Funding Master Trust
4.100% due 06/15/2010	18,019	18,064

SLM Corp.
3.491% due 07/26/2010	2,000	1,576

Wachovia Bank N.A.
2.640% due 08/10/2009	2,000	1,975

Wachovia Corp.
7.980% due 02/28/2049	2,400	2,365

		132,603

MORTGAGE-BACKED SECURITIES 0.8%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,390	2,702

BCAP LLC Trust
2.769% due 01/25/2037	1,642	1,159

Downey Savings & Loan Association Mortgage Loan Trust
6.713% due 07/19/2044	1,367	1,235

Harborview Mortgage Loan Trust
3.059% due 02/19/2034	1,817	1,477

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,965	2,649

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,034	2,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
6.542% due 12/19/2039		$2,002	$2,072

			13,297

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
5.500% due 06/01/2037 - 04/01/2038		6,941	7,009

			7,009

Total United States (Cost $170,282)			172,124

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	104,917	5,602

Total Uruguay (Cost $4,950)			5,602

SHORT-TERM INSTRUMENTS 29.8%

COMMERCIAL PAPER 20.8%

Bank of America Corp.
2.950% due 04/07/2008		$2,600	2,599

Barclays U.S. Funding Corp.
3.005% due 05/07/2008		5,700	5,683
3.025% due 05/20/2008		2,500	2,490
3.125% due 04/23/2008		33,200	33,137

DnB NOR Bank ASA
3.110% due 05/02/2008		34,100	34,009

Federal Home Loan Bank
1.500% due 04/01/2008		14,700	14,700

Fortis Funding LLC
3.010% due 05/13/2008		25,100	25,012

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008		37,500	37,342
3.040% due 05/21/2008		16,000	15,932
3.160% due 05/02/2008		25,600	25,530

Societe General N.A.
2.770% due 06/16/2008		44,300	44,041

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Finance Delaware LLC
2.940% due 06/06/2008		$1,100	$1,094
2.985% due 05/01/2008		32,600	32,519
3.020% due 04/30/2008		1,600	1,596
3.040% due 06/02/2008		2,700	2,687

Unicredito Italiano SpA
3.015% due 05/21/2008		7,300	7,269
3.220% due 04/29/2008		34,100	34,015

Westpac Banking Corp.
3.070% due 05/06/2008		34,800	34,696

			354,351

REPURCHASE AGREEMENTS 0.5%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008		7,000	7,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $7,174. Repurchase proceeds are $7,000.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		1,152	1,152
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $1,177. Repurchase proceeds are $1,152.)

			8,152

EGYPT TREASURY BILLS 0.1%
9.000% due 04/01/2008	EGP	4,725	867

U.S. TREASURY BILLS 8.4%
0.624% due 04/17/2008 - 07/24/2008 (a)(c)		$143,900	143,657

Total Short-Term Instruments (Cost $507,117)			507,027

Total Investments 96.7% (Cost $1,590,944)			$1,646,820

Other Assets and Liabilities (Net) 3.3%			56,013

Net Assets (d) 100.0%			$1,702,833

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio derivative instruments with an aggregate depreciation of ($1,493) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $610 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2008	413	$(750)

(f)	Swap agreements outstanding on March 31, 2008:

Asset Swaps
Counterparty	Pay Floating Rate	Underlying Asset	Receive	Notional Amount	Unrealized Appreciation/ (Depreciation)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	$20,637	$(2,587)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	8,017	(106)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	67,470	(2,787)
BCLY	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	61,746	5,699
CITI	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	30,052	1,608
DUB	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	40,660	(2,704)
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	401	38
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	7,411	475

					$(364)

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	130,449	$(344)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		130,450	(345)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	MSC		416,700	(870)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	BCLY		650,100	(1,996)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	HSBC		172,000	(1,040)
Pay	6-Month CZK-LIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	(128)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI		156,120	(283)
Pay	6-Month CZK-LIBOR	3.340%	02/23/2012	BCLY		40,000	(73)
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	BCLY		960,000	57
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	CITI		412,000	20
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI	HUF	1,807,850	(62)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		993,850	(74)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	BCLY	PLN	335,000	(489)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	JPM		155,000	(218)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI		235,000	(305)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.150%	01/03/2012	BCLY	SKK	15,550	1
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.160%	01/10/2012	CITI		63,000	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.180%	03/02/2012	BCLY		223,000	0
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.580%	07/31/2012	BCLY		920	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.100%	03/14/2015	BCLY		412,000	(124)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC	MXN	2,382,000	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		206,000	287
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		328,580	465
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	UBS	BRL	314,000	(184)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		150,000	(454)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		28,700	(855)

							$(6,982)

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$8	$0	$8
Sell	ARS	92,988	08/2008	0	(85)	(85)
Buy	BRL	26,192	07/2008	1,339	0	1,339
Sell		264,622	07/2008	584	(3,835)	(3,251)
Buy		43,883	12/2008	27	(782)	(755)
Sell		23,687	12/2008	409	0	409
Buy	CLP	18,782,347	07/2008	4,053	(4)	4,049
Sell		1,029,796	07/2008	0	(324)	(324)
Buy		11,275,080	12/2008	1,982	0	1,982
Sell		2,378,590	12/2008	0	(458)	(458)
Buy		1,581,269	11/2010	474	0	474
Buy	CNY	41,475	07/2008	375	0	375
Sell		41,475	07/2008	0	(280)	(280)
Buy		5,637	10/2008	22	0	22
Sell		5,637	10/2008	0	(21)	(21)
Buy		7,337	03/2009	0	(1)	(1)
Buy	COP	22,682,244	12/2008	139	(22)	117
Sell		127,754,000	12/2008	0	(4,380)	(4,380)
Buy	CZK	193,504	07/2008	1,100	(1)	1,099
Sell		180,692	07/2008	0	(974)	(974)
Buy		714,081	12/2008	2,068	0	2,068
Sell		105,918	12/2008	0	(254)	(254)
Sell	EUR	650	04/2008	0	(12)	(12)
Sell	GBP	2,267	04/2008	0	(2)	(2)
Buy	HKD	73,637	05/2008	3	0	3
Buy	HUF	10,840,616	07/2008	3,014	(30)	2,984
Sell		5,323,998	07/2008	0	(1,494)	(1,494)
Buy	IDR	418,147,395	05/2008	272	(350)	(78)
Sell		329,864,000	05/2008	101	(660)	(559)
Sell	ILS	53,093	11/2008	209	(226)	(17)
Buy	INR	23,178	08/2008	0	(4)	(4)
Sell	JPY	512,119	05/2008	10	(4)	6
Buy	KWD	1,186	05/2008	344	0	344
Buy	MXN	955,803	07/2008	1,982	(2)	1,980
Sell		398,962	07/2008	0	(940)	(940)
Buy	MYR	241,862	05/2008	4,154	(29)	4,125
Sell		195,218	05/2008	37	(2,488)	(2,451)
Buy		227,267	08/2008	3,399	(103)	3,296
Sell		52,565	08/2008	1	(421)	(420)
Buy	PEN	7,302	07/2008	116	0	116

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	1,438,193	08/2008	$0	$(964)	$(964)
Buy	PLN	260,524	07/2008	11,907	(2)	11,905
Sell		64,065	07/2008	0	(3,488)	(3,488)
Buy	RON	2,182	11/2008	78	0	78
Sell		139,882	11/2008	0	(1,805)	(1,805)
Buy	RUB	1,042,253	07/2008	2,643	0	2,643
Sell		183,446	07/2008	0	(340)	(340)
Buy		1,259,994	11/2008	1,168	(2)	1,166
Buy	SAR	15,472	05/2008	3	0	3
Buy	SGD	40,043	08/2008	478	0	478
Buy		7,955	11/2008	88	0	88
Buy	SKK	1,038,119	07/2008	3,450	(2)	3,448
Sell		112,148	07/2008	0	(429)	(429)
Buy		279,175	10/2008	450	0	450
Buy	TRY	110,939	12/2008	2	(6,667)	(6,665)
Sell		36,044	12/2008	3,341	0	3,341
Buy	TWD	34,065	09/2008	0	0	0
Buy	ZAR	1,001,166	07/2008	2	(9,867)	(9,865)
Sell		130,848	07/2008	2,539	0	2,539
Buy		530,525	12/2008	0	(2,934)	(2,934)

				$52,371	$(44,686)	$7,685

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.7%

Argentina Bonos
3.092% due 08/03/2012		$107,330	$56,964

Total Argentina (Cost $61,637)			56,964

BERMUDA 0.2%

BW Group Ltd.
6.625% due 06/28/2017		$5,730	5,722

Total Bermuda (Cost $5,701)			5,722

BRAZIL 13.5%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	6,000	5,212

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		166,828	86,176
10.000% due 01/01/2017		122,425	58,259

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,275
7.875% due 03/07/2015		3,709	4,201
8.250% due 01/20/2034		41,080	49,193
8.750% due 02/04/2025		17,175	21,082
8.875% due 10/14/2019		15,476	19,152
8.875% due 04/15/2024		19,685	24,451
10.125% due 05/15/2027		36,100	49,728
10.250% due 01/10/2028	BRL	6,100	3,254
10.500% due 07/14/2014		$874	1,112
12.500% due 01/05/2016	BRL	2,000	1,230
12.750% due 01/15/2020		$3,750	5,822

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,760

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,110

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,304

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,199

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,120

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,800

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	36,126

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,467
8.800% due 01/30/2017		3,600	3,762

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,680

Vale Overseas Ltd.
6.250% due 01/11/2016		700	702
6.250% due 01/23/2017		6,200	6,208
6.875% due 11/21/2036		11,640	11,418
8.250% due 01/17/2034		750	841

Total Brazil (Cost $401,767)			446,644

CHILE 0.8%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,064

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,189

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,367
6.150% due 10/24/2036		7,300	7,435

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		$5,800	$6,689

Enersis S.A.
7.375% due 01/15/2014		1,098	1,213
7.400% due 12/01/2016		1,850	2,003

Total Chile (Cost $27,511)			27,960

CHINA 0.6%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,888

Export-Import Bank of China
5.250% due 07/29/2014		9,958	10,256

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,558

Total China (Cost $19,057)			18,702

COLOMBIA 4.4%

Colombia Government International Bond
7.375% due 01/27/2017		$33,600	37,246
7.375% due 09/18/2037		15,640	16,813
8.250% due 12/22/2014		32,030	37,315
9.850% due 06/28/2027	COP	600,000	295
10.000% due 01/23/2012		$10	12
10.375% due 01/28/2033		1,850	2,682
10.750% due 01/15/2013		25,535	31,689
11.750% due 02/25/2020		3,047	4,509
12.000% due 10/22/2015	COP	25,375,000	14,493

Total Colombia (Cost $140,471)			145,054

EGYPT 0.2%

Petroleum Export Ltd.
5.265% due 06/15/2011		$6,211	6,244

Total Egypt (Cost $6,128)			6,244

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,945

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,012

Total El Salvador (Cost $14,889)			14,957

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,794
10.250% due 11/08/2011		771	897

Total Guatemala (Cost $9,482)			9,691

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	8,063

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,615

Vedanta Resources PLC
6.625% due 02/22/2010		7,400	7,284

Total India (Cost $18,258)			17,962

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 1.9%

Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	$22,053

Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,168
7.250% due 06/28/2017		10,600	10,100
7.750% due 10/17/2016		950	941
7.875% due 06/29/2037		23,600	21,712

Total Indonesia (Cost $64,173)			62,974

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	7,962
6.875% due 11/04/2011		2,980	2,868

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		20,795	20,066

Total Kazakhstan (Cost $32,682)			30,896

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	21,364
7.750% due 08/15/2015		1,690	2,031

Petronas Capital Ltd.
7.000% due 05/22/2012		100	112
7.875% due 05/22/2022		3,000	3,800

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,322

Total Malaysia (Cost $34,070)			35,629

MEXICO 6.2%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	14,643
5.625% due 11/15/2017		8,400	8,349
5.750% due 01/15/2015		11,700	11,898
8.460% due 12/18/2036	MXN	10,900	1,018

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,074
6.196% due 12/31/2049		4,835	4,780

C8 Capital SPV Ltd.
6.640% due 12/29/2049		13,900	13,048

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	922
6.722% due 12/31/2049		8,500	7,881

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,270

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	5,562

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,394

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	925
9.375% due 05/01/2012		3,850	3,994

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	29,906

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	28,353
7.500% due 04/08/2033		24,685	29,992
8.000% due 09/24/2022		16,880	21,460

Pemex Finance Ltd.
9.030% due 02/15/2011		36	38

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035		$8,500	$8,841
9.375% due 12/02/2008		253	264

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	990
8.750% due 01/31/2016	MXN	10,000	971

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,637
9.125% due 02/01/2017		1,950	1,628

Total Mexico (Cost $198,383)			203,838

PANAMA 3.1%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,791

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,368
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	132
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,765
9.625% due 02/08/2011		17,969	20,592

Total Panama (Cost $98,472)			102,667

PERU 0.6%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,151
8.375% due 05/03/2016		3,312	3,961
8.750% due 11/21/2033		4,795	6,258

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,019
7.500% due 07/27/2035		6,500	6,699

Total Peru (Cost $18,537)			20,088

PHILIPPINES 0.8%

Philippine Government International Bond
6.375% due 01/15/2032		$2,400	2,328
7.750% due 01/14/2031		10,000	11,212
8.250% due 01/15/2014		2,300	2,645
8.375% due 02/15/2011		3,800	4,180
9.875% due 01/15/2019		2,320	2,975
10.625% due 03/16/2025		2,400	3,360

Total Philippines (Cost $26,769)			26,700

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$265	266

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,628

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	995
5.838% due 09/30/2027		470	429

Total Qatar (Cost $10,073)			10,318

RUSSIA 16.8%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$170,810	192,691

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	$10,713
6.212% due 11/22/2016		$18,200	16,880
6.510% due 03/07/2022		36,300	33,049
7.288% due 08/16/2037		26,400	24,218
8.625% due 04/28/2034		28,590	32,664

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,189

Gazprom International S.A.
7.201% due 02/01/2020		25,721	26,194

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,919

Lukoil Finance Ltd.
3.404% due 12/29/2008		4,830	4,818

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,570
8.375% due 10/14/2010		1,000	1,042

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	15,009
7.175% due 05/16/2013		6,400	6,536

Russia Government International Bond
7.500% due 03/31/2030		57,020	65,759
8.250% due 03/31/2010		4,444	4,708
11.000% due 07/24/2018		2,700	3,933
12.750% due 06/24/2028		13,275	23,980

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,052

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,681
6.625% due 03/20/2017		31,000	26,892
6.875% due 07/18/2011		4,000	3,905
7.500% due 07/18/2016		11,850	11,198

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,531

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,975
8.375% due 10/22/2011		450	466

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,002

VTB Capital S.A.
3.839% due 08/01/2008		5,000	4,950
6.609% due 10/31/2012		11,300	11,038
7.500% due 10/12/2011		3,000	3,059

Total Russia (Cost $563,153)			555,600

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,433
5.875% due 05/30/2022		$5,690	5,366
6.500% due 06/02/2014		14,500	15,135
7.375% due 04/25/2012		5,580	6,054

Total South Africa (Cost $40,862)			44,988

SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	2,873

Total South Korea (Cost $2,796)			2,873

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWITZERLAND 0.3%

UBS AG
5.875% due 12/20/2017		$8,880	$9,100

Total Switzerland (Cost $8,870)			9,100

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,926

Total Trinidad And Tobago (Cost $10,059)			9,926

TUNISIA 0.8%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,414
4.750% due 04/07/2011		450	697
7.375% due 04/25/2012		$16,022	17,384
8.250% due 09/19/2027		1,680	2,058

Total Tunisia (Cost $26,046)			27,553

UKRAINE 2.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,362
6.385% due 06/26/2012		$2,550	2,587
6.391% due 08/05/2009		13,150	13,429
6.580% due 11/21/2016		350	349
6.875% due 03/04/2011		30,850	31,930
7.650% due 06/11/2013		13,985	14,894

Total Ukraine (Cost $64,053)			65,551

UNITED KINGDOM 0.0%

Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,228

Total United Kingdom (Cost $1,251)			1,228

UNITED STATES 26.3%

CORPORATE BONDS & NOTES 4.7%

Bank of America Corp.
8.000% due 12/29/2049		$25,000	25,081

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		20,000	20,036

Citigroup Capital XXI
8.300% due 12/21/2057		13,540	13,381

Citigroup, Inc.
6.125% due 11/21/2017		13,000	13,014

General Electric Capital Corp.
5.875% due 01/14/2038		21,100	20,407

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		8,000	7,942
6.750% due 10/01/2037		21,125	19,713

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		12,000	11,685

Morgan Stanley
5.950% due 12/28/2017		26,100	25,289

			156,548

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 04/01/2038 - 05/01/2038		$98,700	$97,496
5.500% due 12/01/2033 - 04/01/2038		390,053	392,054
6.000% due 02/01/2036 - 04/01/2038		191,932	196,794

Freddie Mac
5.500% due 09/01/2037 - 04/01/2038		27,816	28,119

			714,463

Total United States (Cost $863,923)			871,011

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	56,800	2,578
5.000% due 09/14/2018 (b)		79,123	4,225
8.000% due 11/18/2022		$16,398	17,627
9.250% due 05/17/2017		3,900	4,631

Total Uruguay (Cost $27,912)			29,061

VENEZUELA 3.7%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	15,382
5.375% due 04/12/2027		12,000	6,930

Venezuela Government International Bond
4.894% due 04/20/2011		4,190	3,583
5.375% due 08/07/2010		24,750	22,857
6.000% due 12/09/2020		43,700	31,136
7.000% due 12/01/2018		5,000	4,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.650% due 04/21/2025	$5,315	$4,279
9.375% due 01/13/2034	11,200	10,332
10.750% due 09/19/2013	21,925	22,418

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4	131

Total Venezuela (Cost $141,232)		121,085

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,332
6.875% due 01/15/2016	1,000	1,057

Total Vietnam (Cost $5,252)		5,389

SHORT-TERM INSTRUMENTS 10.2%

COMMERCIAL PAPER 5.8%

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	$88,500	88,135

UBS Finance Delaware LLC
2.940% due 06/06/2008	86,700	86,233
3.020% due 04/30/2008	2,000	1,995

Unicredito Italiano SpA
2.990% due 05/14/2008	15,500	15,445

		191,808

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$5,000	$5,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $5,124. Repurchase proceeds are $5,000.)

Deutsche Bank AG
1.200% due 04/01/2008	59,000	59,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $60,182. Repurchase proceeds are $59,002.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,530	3,530
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,601. Repurchase proceeds are $3,530.)

		67,530

U.S. TREASURY BILLS 2.3%
1.158% due 04/17/2008 - 07/24/2008 (a)(c)	77,550	77,378

Total Short-Term Instruments (Cost $336,716)		336,716

Total Investments 100.5% (Cost $3,280,185)		$3,323,091

Written Options (g) (0.0%) (Premiums $1,067)		(1,026)

Other Assets and Liabilities (Net) (0.5%)		(15,889)

Net Assets (d) 100.0%		$3,306,176

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $36,660 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($6,224) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $15,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,591	$(1,337)
90-Day Euribor June Futures	Long	06/2009	1,391	(370)
90-Day Eurodollar December Futures	Long	12/2009	166	31
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,583	11,605
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	214	(339)

				$9,590

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.066%	03/20/2013	CSFB	$16,000	$182
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	6,500	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY	8,000	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	LEH	2,000	(59)

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	LEH	$870	$12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	16,500	(14)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH	14,000	(551)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%		05/20/2017	LEH	1,000	(74)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%		07/20/2017	UBS	3,875	(313)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM	6,600	(957)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	MSC	6,200	3
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	JPM	5,000	(116)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS	3,000	(68)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%		07/20/2012	BCLY	4,500	(189)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%		07/20/2012	BCLY	2,000	(83)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%		08/20/2017	LEH	9,000	(66)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	4,000	174
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BOA	3,000	131
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS	7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	CITI	4,550	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	DUB	2,650	(43)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	CITI	6,200	(93)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	RBS	8,000	(109)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	RBS	14,900	(413)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS	3,100	(81)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	2,000	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	CITI	1,300	(45)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	RBS	16,575	(509)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%		12/20/2016	RBS	2,000	(50)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH	16,500	83
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC	2,800	43
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	BCLY	10,000	627
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	DUB	2,000	125
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	2,700	(154)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	25,000	(33)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	20,000	(24)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC	46,000	48
Multiple Reference Entities of Gazprom	Sell	1.040%		10/20/2011	MSC	3,500	(177)
Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	MSC	9,000	(865)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	6,350	51
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	LEH	9,800	15
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	LEH	3,500	81
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	BCLY	5,000	113
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC	3,000	68
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	LEH	5,600	(33)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	26,250	(709)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	LEH	7,500	(155)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	BCLY	10,510	(198)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	MSC	1,900	(36)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%		09/20/2012	UBS	7,960	(143)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY	5,500	(70)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.250%		09/20/2012	BCLY	6,500	3
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.500%		12/20/2012	MSC	20,000	(680)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.950%		03/20/2013	CITI	30,000	(554)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.000%		03/20/2013	CITI	18,550	(302)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.140%		03/20/2013	CITI	8,000	(81)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.320%		03/20/2013	BCLY	35,000	(80)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	CITI	9,600	(14)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	DUB	13,700	(19)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%		03/20/2013	CITI	17,000	6
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC	6,200	(182)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY	1,250	(31)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY	1,250	(29)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI	24,100	(1,877)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%		03/20/2018	CITI	21,300	(238)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.860%		03/20/2018	MSC	5,000	(13)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	GSC	5,000	(307)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC	13,000	(745)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB	6,900	(392)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	1,350	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	LEH	3,700	205
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%		08/24/2014	ABN	8,125	683
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%		04/20/2009	HSBC	4,000	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%		11/20/2010	MSC	15,000	(282)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	MSC	10,000	(127)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	2,000	(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	MSC	2,500	(86)

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	JPM	$6,000	$(255)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	6,000	(263)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	CITI	750	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	5,000	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	14,000	(635)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.790%	11/20/2012	MSC	20,000	(757)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.030%	11/20/2012	MSC	5,000	(139)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	LEH	3,950	(260)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	5,500	(514)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	UBS	2,000	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	CITI	5,000	(421)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.580%	11/20/2017	MSC	20,000	(1,231)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	12,000	(334)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	4,600	(19)

						$(15,301)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$16,000	$1,105
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	UBS	25,000	497
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	BCLY	82,210	326
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	GSC	66,000	50
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	LEH	123,200	360
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	MSC	143,000	167
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		06/20/2013	DUB	39,950	141
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	BCLY	101,000	(432)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	LEH	150,400	(1,070)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	MSC	72,000	(132)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	4,700	41
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	21,400	192
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	7,200	66
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	7,200	67
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	3,600	34
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	GSC	58,000	547
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	9,000	(35)

							$1,924

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$28,300	$737
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,700	136
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		79,900	3,770
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		15,400	(231)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		4,600	84
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		2,700	45
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		20,800	280
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		15,100	309
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	177
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	677,000	(1,885)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	69,000	811
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		11,400	65
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		11,400	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		178,600	561
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		20,000	127
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		421,500	2,573
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	93,700	27
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		23,700	343
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		37,100	(672)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		60,700	(1,474)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		40,000	(685)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		85,400	(2,690)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		23,000	(170)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		123,000	(902)

							$1,402

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	561	$569	$903
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	561	498	123

				$1,067	$1,026

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$85,000	$85,850	$83,260
Fannie Mae	5.500%	04/01/2038	34,300	33,743	34,627
Freddie Mac	5.500%	04/01/2038	22,000	22,199	22,216
U.S. Treasury Notes	3.625%	12/31/2012	26,900	28,186	28,727
U.S. Treasury Notes	4.250%	11/15/2014	8,000	8,664	8,913
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,436	17,340

				$195,078	$195,083

(2)	Market value includes $765 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	18,149	05/2008	$0	$(30)	$(30)
Buy	BRL	73,619	07/2008	4,137	0	4,137
Sell		171,135	07/2008	1,610	(1,709)	(99)
Sell		197,758	12/2008	781	(801)	(20)
Buy	CLP	1,239,857	07/2008	332	0	332
Buy		2,130,616	12/2008	368	0	368
Buy	CNY	2,018	07/2008	13	0	13
Sell		2,018	07/2008	0	(5)	(5)
Buy		115,994	10/2008	680	0	680
Sell		115,994	10/2008	0	(528)	(528)
Buy	COP	16,332,362	12/2008	560	0	560
Buy	CZK	10,334	12/2008	70	0	70
Sell	EUR	34,877	04/2008	0	(671)	(671)
Sell	GBP	47	04/2008	1	0	1
Buy	HKD	388	05/2008	0	0	0
Buy	HUF	443	07/2008	0	0	0
Buy	IDR	130,182,377	05/2008	405	0	405
Sell		47,825,000	05/2008	0	(165)	(165)
Buy	ILS	1,142	11/2008	32	0	32
Sell		1,142	11/2008	0	(7)	(7)
Buy	INR	163,869	05/2008	146	0	146
Buy		9,833	08/2008	0	(3)	(3)
Buy	JPY	637,214	05/2008	142	0	142
Sell		646,923	05/2008	24	0	24
Buy	KRW	8,435,673	05/2008	0	(537)	(537)
Sell		7,572,222	05/2008	328	0	328
Buy		6,787,171	08/2008	0	(401)	(401)
Buy	KWD	1,354	05/2008	115	0	115
Buy	MXN	9,411	07/2008	12	0	12
Sell		243,557	07/2008	0	(620)	(620)
Buy	MYR	32,656	05/2008	589	0	589
Buy		16,206	08/2008	152	0	152
Buy	PHP	535,983	05/2008	58	(36)	22
Buy		108,847	08/2008	0	(88)	(88)
Buy	PLN	8,349	07/2008	535	0	535
Sell		7,807	07/2008	0	(269)	(269)
Buy	RUB	942,383	07/2008	2,414	0	2,414
Sell		168,109	07/2008	0	(504)	(504)
Buy		164,042	11/2008	163	0	163
Buy	SAR	18,635	05/2008	0	(15)	(15)
Buy	SGD	6,394	05/2008	347	0	347
Buy		7,540	08/2008	208	0	208
Buy		4,370	11/2008	85	0	85
Buy	SKK	13,221	07/2008	53	0	53
Buy	ZAR	143,929	07/2008	0	(2,785)	(2,785)
Sell		90,523	12/2008	714	0	714

				$15,074	$(9,174)	$5,900

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$2,038

Total Aruba (Cost $1,727)			2,038

AUSTRALIA 1.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	7,089

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	22,346

Seven Media Group
9.392% due 02/07/2013		1,390	1,175
9.402% due 02/07/2013		5,562	4,702
9.835% due 02/07/2013		174	147

Total Australia (Cost $34,109)			35,459

BERMUDA 0.1%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)		$4,000	3,635

Total Bermuda (Cost $3,967)			3,635

CANADA 3.7%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,559

Canada Government Bond
4.000% due 06/01/2016	CAD	24,500	25,051

Canada Housing Trust No. 1
4.550% due 12/15/2012		51,800	52,741

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,359

Honda Canada Finance, Inc.
3.799% due 03/26/2012		27,000	25,946

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,562

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,578

Total Canada (Cost $112,326)			117,796

CAYMAN ISLANDS 1.5%

Calabash Re Ltd.
11.200% due 01/08/2010		$2,450	2,486

Foundation Re II Ltd.
9.820% due 11/26/2010		1,500	1,532

Green Valley Ltd.
8.376% due 01/10/2011	EUR	3,100	4,933

Longpoint Re Ltd.
8.050% due 05/08/2010		$3,300	3,345

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	3,009
1.466% due 12/31/2049		100,000	1,014

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$8,000	7,972

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,837

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,016

Mystic Re Ltd.
12.090% due 12/05/2008		$500	495

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$1,000	$1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		5,900	6,012

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,418

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,914

Total Cayman Islands (Cost $50,105)			48,979

DENMARK 1.0%

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	22,600	4,752
5.000% due 10/01/2038		22,995	4,587

Realkredit Danmark A/S
4.000% due 01/01/2010		51,800	10,897
5.000% due 10/01/2038		59,186	11,815

Total Denmark (Cost $28,761)			32,051

FRANCE 3.6%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	10,205

Credit Agricole S.A.
3.090% due 05/28/2009		$10,800	10,812
6.637% due 05/29/2049		5,900	4,579

France Government Bond
4.000% due 04/25/2014	EUR	300	478
4.000% due 10/25/2014		22,400	35,605
4.000% due 10/25/2038		21,100	29,772
4.000% due 04/25/2055		300	418
4.750% due 10/25/2012		100	164
5.500% due 04/25/2029		4,200	7,397
5.750% due 10/25/2032		9,700	17,723

Total France (Cost $113,037)			117,153

GERMANY 13.8%

Bundesobligation
4.000% due 04/13/2012	EUR	5,000	8,014

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	9,628
6.000% due 09/01/2017		1,500	1,566

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	25,694

Republic of Germany
3.750% due 01/04/2015		39,000	61,567
4.000% due 01/04/2037		4,300	6,204
4.250% due 01/04/2014		27,340	44,425
4.250% due 07/04/2014		21,500	34,941
4.750% due 07/04/2034		400	649
5.000% due 01/04/2012		2,000	3,310
5.250% due 07/04/2010		5,000	8,191
5.500% due 01/04/2031		27,700	49,414
5.625% due 01/04/2028		41,700	75,133
6.250% due 01/04/2024		9,800	18,713
6.250% due 01/04/2030		48,540	94,123
6.500% due 07/04/2027		2,260	4,474

Total Germany (Cost $431,887)			446,046

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.1%

Glitnir Banki HF
4.334% due 01/21/2011		$3,000	$2,287

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,317

Total Iceland (Cost $5,889)			4,604

IRELAND 0.9%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,212

Bank of Ireland
2.589% due 12/19/2008		$7,000	6,994

Cars Alliance Funding PLC
4.750% due 10/08/2023	EUR	1,800	2,726

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,985	7,068

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	5,007	7,771

Total Ireland (Cost $27,667)			28,782

ITALY 1.0%

Asset-Backed European Securitisation Transaction Srl
4.810% due 10/01/2015	EUR	13,000	20,184

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	1,096
4.250% due 08/01/2014		1,100	1,762
4.500% due 05/01/2009		1,000	1,588

Locat Securitisation Vehicle Srl
4.738% due 12/12/2024		5,218	8,044

Total Italy (Cost $30,780)			32,674

JAPAN 23.8%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Japan Government Bond
1.100% due 09/20/2012	JPY	3,540,000	36,136
1.500% due 03/20/2014		1,590,000	16,610
1.600% due 09/20/2013		1,660,000	17,411
1.600% due 06/20/2014		3,970,000	41,734
1.800% due 06/20/2017		10,500,000	110,951
2.300% due 06/20/2035		3,530,000	35,011
2.400% due 03/20/2034		580,000	5,896
2.500% due 09/20/2035		7,810,000	80,702
2.500% due 03/20/2036		210,000	2,163
2.500% due 06/20/2036		5,431,000	55,899
2.500% due 09/20/2036		11,510,000	118,403
2.500% due 09/20/2037		1,540,000	15,840

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		996,930	9,825
1.000% due 06/10/2016		2,694,030	26,794
1.100% due 12/10/2016		5,981,940	59,946
1.200% due 03/10/2017		170,850	1,723
1.200% due 06/10/2017		10,534,300	105,738
1.200% due 12/10/2017		1,392,780	13,959

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,914

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	300,000	3,015

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.850% due 09/29/2049	JPY	300,000	$3,018
1.880% due 12/01/2049		400,000	4,043

Total Japan (Cost $684,669)			768,173

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	7,840

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,222

Total Jersey, Channel Islands (Cost $13,193)			13,062

LUXEMBOURG 0.1%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$3,100	3,097

Total Luxembourg (Cost $3,100)			3,097

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,963

Total Mexico (Cost $3,000)			2,963

NETHERLANDS 0.9%

Arena BV
4.726% due 12/17/2064	EUR	2,996	4,489

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,925

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,745

Globaldrive BV
4.462% due 06/20/2015		7,811	12,215
4.622% due 06/20/2015		1,500	2,227

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,891
4.250% due 07/15/2013		400	647

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $25,866)			27,540

NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	3,018

Total Netherlands Antilles (Cost $2,554)			3,018

RUSSIA 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	852

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$13,986	13,965

VTB Capital S.A.
3.839% due 08/01/2008		6,400	6,336

Total Russia (Cost $21,007)			21,153

SPAIN 4.2%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	458

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	$6,321

Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009		4,000	3,959

Spain Government Bond
4.200% due 01/31/2037	EUR	600	868
4.400% due 01/31/2015		42,000	68,053
5.400% due 07/30/2011		20,800	34,377
5.750% due 07/30/2032		11,150	20,159
6.150% due 01/31/2013		1,000	1,735

Total Spain (Cost $129,210)			135,930

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	3,153

Total Supranational (Cost $3,223)			3,153

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$7,500	7,686

Total Switzerland (Cost $7,491)			7,686

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	4,044

Total Tunisia (Cost $3,630)			4,044

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,389

Total Ukraine (Cost $1,210)			1,389

UNITED KINGDOM 2.9%

Bank of Scotland PLC
2.818% due 07/17/2008		$2,300	2,300

Barclays Bank PLC
6.050% due 12/04/2017		20,100	19,654
7.434% due 09/29/2049		7,500	6,794
8.250% due 02/28/2049	GBP	2,400	4,794

HBOS PLC
5.920% due 09/29/2049		$8,400	6,190

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,114

Opera Finance PLC
4.766% due 01/15/2015	EUR	4,350	6,602

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		8,900	12,569

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,024

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,000	21,820
4.750% due 06/07/2010		40	81
5.000% due 03/07/2012		30	62
5.750% due 12/07/2009		2,000	4,093

Weather Investments II SARL
8.000% due 12/17/2014	EUR	1,000	1,551

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XL Capital Europe PLC
6.500% due 01/15/2012	$500	$472

Total United Kingdom (Cost $97,926)		94,120

UNITED STATES 77.9%

ASSET-BACKED SECURITIES 3.9%

American Express Credit Account Master Trust
2.818% due 01/18/2011	$2,900	2,900

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	1	1
3.299% due 10/25/2031	4	4

Argent Securities, Inc.
2.649% due 10/25/2036	4,113	4,022
2.659% due 05/25/2036	5	5

Asset-Backed Funding Certificates
2.659% due 10/25/2036	2,891	2,805
2.949% due 06/25/2034	4,406	3,900

BA Credit Card Trust
3.890% due 04/15/2013	2,100	2,079

Bank One Issuance Trust
2.928% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities Trust
3.049% due 03/25/2043	7	7

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	253	251

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,450	1,444

Chase Issuance Trust
3.609% due 05/16/2011 (b)	7,200	7,200

CIT Group Home Equity Loan Trust
2.889% due 03/25/2033	9	8

Citigroup Mortgage Loan Trust, Inc.
2.669% due 05/25/2037 (m)	1,435	1,371

Community Program Loan Trust
4.500% due 10/01/2018	632	629

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	3,101	3,040
2.659% due 09/25/2046	800	784
2.699% due 09/25/2047	7,294	6,916
3.079% due 12/25/2031	3	3

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	3	3

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	616	606

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	37	37

Ford Credit Auto Owner Trust
2.838% due 12/15/2009	3,571	3,566
5.292% due 10/15/2008	4,588	4,599

Fremont Home Loan Trust
2.669% due 02/25/2037	4,122	4,031

GSAMP Trust
2.889% due 03/25/2034	26	25

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	741	704

HSI Asset Securitization Corp. Trust
2.709% due 04/25/2037	344	314

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	267	257

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	220	219

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.669% due 05/25/2046	$279	$265
2.679% due 06/25/2046	340	324
2.679% due 11/25/2046	6,239	5,911
2.749% due 04/25/2037	9,983	9,443

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	360	326

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037	212	208
2.669% due 08/25/2036	3,163	3,020
2.669% due 07/25/2037	5,632	5,400
2.679% due 09/25/2037	5,607	5,403

Morgan Stanley Home Equity Loans
2.709% due 02/25/2036	4,603	4,563

Nelnet Student Loan Trust
3.421% due 07/25/2016	351	351

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	248	247

Quest Trust
3.039% due 09/25/2034	2	1

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	1,069	993

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	6,206	5,918

Residential Asset Securities Corp.
2.639% due 06/25/2036	41	40
2.669% due 07/25/2036	718	711
2.679% due 10/25/2036	4,924	4,776
3.099% due 07/25/2032	15	14

SACO I, Inc.
2.659% due 05/25/2036	620	470

Saxon Asset Securities Trust
2.659% due 10/25/2046	5,762	5,555
3.119% due 08/25/2032	3	3

SBI HELOC Trust
2.769% due 08/25/2036	5,206	4,984

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,051	995
2.659% due 03/25/2036	128	127

SLM Student Loan Trust
3.321% due 07/25/2017	326	324
3.341% due 10/26/2015	374	373
3.800% due 12/15/2038	2,700	2,639

Soundview Home Equity Loan Trust
2.659% due 06/25/2036	2	2

Structured Asset Investment Loan Trust
2.689% due 01/25/2036	346	345

Structured Asset Securities Corp.
2.999% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	713	644

Wells Fargo Home Equity Trust
2.829% due 10/25/2035	3,450	3,322
2.839% due 11/25/2035	4,373	4,303

		124,838

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	23,588	19,621

Ford Motor Co.
5.800% due 12/15/2013	1,086	893

Georgia-Pacific Corp.
4.446% due 12/20/2012	226	210
4.740% due 12/20/2012	2,429	2,256
4.835% due 12/20/2012	286	265

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
4.946% due 11/16/2013		$4,059	$3,739

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	79
2.974% due 10/03/2011		80	64
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		120	107
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	266

			27,847

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		7,000	6,954

CORPORATE BONDS & NOTES 16.2%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,034

American Express Centurion Bank
3.075% due 05/07/2008		6,500	6,499

American Express Co.
7.000% due 03/19/2018		15,500	16,313

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,204
5.850% due 01/16/2018		$7,900	7,773

Amgen, Inc.
3.170% due 11/28/2008		6,200	6,194

AT&T, Inc.
3.278% due 11/14/2008		1,000	1,000
6.300% due 01/15/2038		2,900	2,814

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,622

Bank of America Corp.
3.155% due 11/06/2009		4,100	4,071
4.637% due 10/14/2016		1,600	1,473
4.750% due 05/23/2017	EUR	8,700	12,909
8.000% due 12/29/2049		$19,300	19,362

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,900	11,921
7.250% due 02/01/2018		16,000	16,575

BellSouth Corp.
3.165% due 08/15/2008		3,900	3,895
4.240% due 04/26/2021		2,300	2,301
5.200% due 09/15/2014		1,400	1,400

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,531

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,703

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,697

Charter One Bank N.A.
3.294% due 04/24/2009		9,000	8,948

CIT Group, Inc.
3.100% due 06/08/2009		7,500	6,213
3.302% due 05/23/2008		3,500	3,430

Citigroup, Inc.
2.695% due 12/26/2008		5,200	5,194
6.000% due 08/15/2017		6,900	6,821
6.125% due 11/21/2017		19,800	19,821

Clorox Co.
5.450% due 10/15/2012		2,600	2,680

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

CNA Financial Corp.
5.850% due 12/15/2014		$6,000	$5,947
6.000% due 08/15/2011		2,000	2,057

Comcast Corp.
4.677% due 07/14/2009		7,600	7,398

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		5,548	5,534

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,774

CVS Caremark Corp.
3.376% due 06/01/2010		5,900	5,738
5.750% due 08/15/2011		700	734

Daimler Finance North America LLC
3.218% due 03/13/2009		5,800	5,730
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		1,100	1,125

EchoStar DBS Corp.
6.375% due 10/01/2011		800	770

Edison Mission Energy
7.000% due 05/15/2017		300	300

Entergy Gulf States, Inc.
3.740% due 12/08/2008		1,100	1,103

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,164

Exelon Corp.
4.900% due 06/15/2015		2,300	2,195

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000	1,966
5.800% due 01/12/2009		4,000	3,811
6.625% due 06/16/2008		1,000	989
7.250% due 10/25/2011		2,100	1,728
7.800% due 06/01/2012		100	83

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,900	1,872

General Electric Capital Corp.
2.900% due 06/15/2009		3,300	3,298
2.941% due 12/12/2008		2,500	2,505
3.244% due 10/24/2008		3,200	3,198
3.274% due 10/26/2009		5,400	5,347
6.375% due 11/15/2067		5,100	5,001

GMAC LLC
4.315% due 05/15/2009		3,400	2,907
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 12/15/2011		$3,900	2,919
6.750% due 12/01/2014		3,200	2,268
7.000% due 02/01/2012		1,100	838

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	4,492
5.375% due 02/15/2013	EUR	3,800	5,775
6.250% due 09/01/2017		$22,500	22,701

HCP, Inc.
5.950% due 09/15/2011		700	680
6.700% due 01/30/2018		2,900	2,493

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,153

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,882

Home Depot, Inc.
2.925% due 12/16/2009		5,700	5,438

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,371

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,298

JPMorgan Chase & Co.
3.125% due 05/07/2010		12,000	11,852

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.058% due 02/22/2021	CAD	3,100	$2,861
6.000% due 01/15/2018		$11,900	12,442

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	9,482
6.000% due 10/01/2017		$1,800	1,881

JPMorgan Chase Capital XX
6.550% due 09/29/2036		3,000	2,633

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,453

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	7,875

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		14,700	14,315

Lennar Corp.
5.950% due 10/17/2011		700	595

Loews Corp.
5.250% due 03/15/2016		800	802

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		700	692

Mandalay Resort Group
9.500% due 08/01/2008		700	703

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,898

Masco Corp.
5.875% due 07/15/2012		700	707

Maytag Corp.
5.000% due 05/15/2015		2,200	2,184

McKesson Corp.
5.700% due 03/01/2017		1,900	1,877

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,230

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		1,000	980
3.888% due 10/23/2008		4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010		6,000	5,879

Midwest Generation LLC
8.300% due 07/02/2009		676	689

Mizuho JGB Investment LLC
9.870% due 12/29/2049		2,800	2,809

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,814

Morgan Stanley
2.639% due 11/21/2008		3,100	3,082
3.212% due 05/07/2009		6,000	5,901
4.401% due 10/18/2016		2,200	1,985
6.250% due 08/28/2017		1,200	1,196

NGPL Pipe Co. LLC
7.119% due 12/15/2017		400	415
7.768% due 12/15/2037		7,700	7,937

NiSource Finance Corp.
5.400% due 07/15/2014		800	792

Prudential Financial, Inc.
6.625% due 12/01/2037		8,900	8,819

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	401

Qwest Corp.
6.050% due 06/15/2013		1,500	1,357

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,664

Raychem Corp.
7.200% due 10/15/2008		200	202

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SB Treasury Co. LLC
9.400% due 12/29/2049	$5,100	$5,167

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,408

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	3,086

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,685
8.750% due 03/15/2032	1,100	931

State Street Capital Trust IV
3.800% due 06/15/2037	5,900	4,441

SUPERVALU, Inc.
7.500% due 11/15/2014	400	406

Target Corp.
7.000% due 01/15/2038	6,300	6,496

Time Warner, Inc.
3.300% due 11/13/2009	8,500	8,142

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,523

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

U.S. Bancorp
2.708% due 04/28/2009	4,300	4,276

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	2

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,832

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	5,600	5,601

Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,975

Westpac Banking Corp.
3.040% due 06/06/2008	5,400	5,399

Wyeth
6.950% due 03/15/2011	1,900	2,057

Xerox Corp.
9.750% due 01/15/2009	2,400	2,494

		521,990

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	672	653

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,135	2,500

American Home Mortgage Investment Trust
2.749% due 09/25/2035	228	227
4.290% due 10/25/2034	1,316	1,187

Banc of America Funding Corp.
6.142% due 01/20/2047	956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,888	2,656

BCAP LLC Trust
2.769% due 01/25/2037	12,975	9,155

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,493	14,819
4.409% due 05/25/2034	2,469	2,429
4.488% due 02/25/2034	152	142
4.550% due 08/25/2035	12,347	11,912
4.625% due 10/25/2035	8,051	7,629
4.641% due 10/25/2033	1,054	1,009
4.641% due 05/25/2034	699	680
5.550% due 02/25/2033	162	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,044	$4,148
5.792% due 11/25/2036	3,573	2,425
5.808% due 11/25/2036	6,654	5,214
5.936% due 02/25/2036	7,467	5,525

Bear Stearns Commercial Mortgage Securities
2.928% due 03/15/2019	152	144
5.540% due 09/11/2041	2,600	2,581

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,525	9,999

Bella Vista Mortgage Trust
2.786% due 05/20/2045	92	69

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	156	145

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,117	4,092
4.900% due 10/25/2035	11,167	10,662

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,414

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	300	278
6.455% due 05/15/2032	2,381	2,381

Countrywide Alternative Loan Trust
2.746% due 03/20/2046	184	140
2.809% due 05/25/2035	3,658	2,896
2.879% due 02/25/2037	144	114
5.250% due 06/25/2035	1,180	1,034
6.000% due 01/25/2037	4,597	3,713

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	280	218
2.919% due 03/25/2035	2,647	1,988
2.929% due 02/25/2035	186	155
2.939% due 02/25/2035	273	219
5.250% due 02/20/2036	2,324	1,925
6.136% due 08/25/2034	402	359

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	10,902

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	1,257	1,169
5.104% due 07/25/2033	152	145

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	549	512
3.235% due 10/25/2036	3,485	3,313

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	993	956
4.749% due 07/25/2033	198	197
5.370% due 08/25/2035	613	577
6.250% due 08/25/2017	2,127	2,099

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	1,804	1,775

Greenpoint Mortgage Funding Trust
2.819% due 06/25/2045	987	742
2.869% due 11/25/2045	198	164

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	64	59
6.620% due 10/18/2030	2,677	2,673

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,087	1,023
4.539% due 09/25/2035	1,000	942

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,905	2,737
2.749% due 01/19/2038	8,730	6,647

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.779% due 05/19/2035	$1,775	$1,399
2.799% due 03/19/2037	161	121
2.929% due 02/19/2034	16	15
5.076% due 05/19/2033	1,455	1,410
5.137% due 07/19/2035	302	289

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	419	382

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	3,194	2,853

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927

JPMorgan Mortgage Trust
4.389% due 11/25/2033	932	887
5.023% due 02/25/2035	2,946	2,682

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	246	246

Lehman XS Trust
2.679% due 07/25/2046	2,072	2,010

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,246

MASTR Asset Securitization Trust
5.500% due 11/25/2017	416	410

Mellon Residential Funding Corp.
3.561% due 12/15/2030	19	19

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,684
5.957% due 08/12/2049	8,502	8,595

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	11,632	9,349
2.849% due 08/25/2036	950	649
6.852% due 02/25/2033	564	563

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	166	164

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,723	2,460
3.599% due 10/25/2035	4,087	3,539
4.250% due 10/25/2035	7,577	7,119

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	560	469

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291
2.809% due 04/25/2046	210	160

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	645	545

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	266	202
4.180% due 02/25/2034	666	596
4.590% due 04/25/2034	1,540	1,457
5.726% due 01/25/2035	88	84

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	8,105	6,528
2.819% due 05/25/2036	6,521	4,946
2.829% due 05/25/2045	1,281	990
2.909% due 12/25/2035	86	66

Thornburg Mortgage Securities Trust
2.719% due 09/25/2046	5,400	5,047

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	7,136	6,707

WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046	1,441	920

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	2,704	2,094
2.859% due 11/25/2045	598	483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.869% due 12/25/2045	$2,149	$1,667
2.889% due 10/25/2045	257	206
2.909% due 01/25/2045	505	403
2.919% due 01/25/2045	370	296
3.139% due 12/25/2027	1,548	1,373
4.138% due 08/25/2034	4,113	3,983
4.208% due 06/25/2033	453	452
4.229% due 03/25/2034	2,775	2,770
5.306% due 06/25/2046	4,350	3,434
5.326% due 02/25/2046	142	111
5.572% due 07/25/2046	1,554	1,051
5.572% due 10/25/2046	3,392	2,791
5.718% due 05/25/2041	65	61
5.726% due 06/25/2042	390	355
5.726% due 08/25/2042	163	150

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	18	18

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	936	932
4.950% due 03/25/2036	6,338	6,042
5.609% due 04/25/2036	1,863	1,801
5.773% due 04/25/2036	1,216	976

		288,825

MUNICIPAL BONDS & NOTES 1.4%

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,873

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	5,147

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	630	500

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	6,719
5.000% due 06/01/2038	4,600	4,433

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	941

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,794

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,872
5.000% due 06/01/2041	500	403

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	330	278

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	123

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,479

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,529

		44,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.4%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	$5,716	$5,273
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	33	32
2.799% due 10/27/2037	15,400	14,589
2.849% due 06/25/2044	19	19
2.999% due 06/25/2029	39	38
4.196% due 11/01/2034	5,295	5,347
4.933% due 12/01/2034	236	238
5.000% due 05/11/2017 - 04/01/2038	138,000	137,689
5.483% due 03/01/2033	293	294
5.500% due 05/25/2027 - 05/01/2038	456,975	460,798
5.500% due 12/01/2032 - 09/01/2037 (h)	295,317	298,628
5.722% due 06/01/2043 - 10/01/2044	819	815
6.000% due 01/01/2023 - 07/25/2044	241,654	247,738
6.000% due 06/01/2031 - 09/01/2037 (h)	91,261	93,615
6.089% due 12/01/2036	408	412
6.500% due 04/01/2035 - 04/01/2036 (h)	1,274	1,324
6.500% due 08/01/2037 - 06/25/2044	37,345	38,652
7.244% due 05/01/2026	29	30

Federal Housing Administration
6.896% due 07/01/2020	1,175	1,181
7.430% due 09/01/2022 - 11/01/2022	86	87

Freddie Mac
2.859% due 08/25/2031	73	72
3.168% due 12/15/2030	547	535
3.268% due 12/15/2031	165	163
4.361% due 09/01/2035	311	313
4.500% due 07/15/2018	2,752	2,798
5.000% due 11/15/2021 - 12/15/2031	11,214	11,312
5.125% due 11/17/2017	17,600	18,940
5.226% due 03/01/2036	1,046	1,064
5.500% due 08/23/2017 - 04/01/2038	52,500	56,469
6.000% due 02/01/2037 - 09/01/2037 (h)	24,164	24,806
7.022% due 06/01/2024	73	74

Ginnie Mae
4.500% due 09/15/2033	43	42
5.125% due 10/20/2029	46	45
6.000% due 08/20/2034	4,337	4,440

Small Business Administration
4.625% due 02/01/2025	910	878
4.754% due 08/10/2014	63	63
5.110% due 04/01/2025	2,092	2,111

		1,430,960

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Notes
2.750% due 02/28/2013	66,200	67,400

Total United States (Cost $2,533,043)		2,512,905

SHORT-TERM INSTRUMENTS 13.0%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$55,000	55,000

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe General N.A.
2.770% due 06/16/2008	$68,200	$67,801

UBS Finance Delaware LLC
3.020% due 04/30/2008	500	499

		123,300

REPURCHASE AGREEMENTS 1.2%

Deutsche Bank AG
1.200% due 04/01/2008	31,400	31,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $32,031. Repurchase proceeds are $31,401.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$4,880	$4,880
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $4,981. Repurchase proceeds are $4,880.)

		36,280

U.S. TREASURY BILLS 8.0%
0.879% due 04/17/2008 - 07/17/2008 (c)(d)(e)(f)	259,500	258,705

Total Short-Term Instruments (Cost $418,743)		418,285

VALUE (000S)
PURCHASED OPTIONS (k) 2.0%
(Cost $23,549)	$63,583

Total Investments 153.4% (Cost $4,811,669)	$4,949,318

Written Options (l) (1.3%) (Premiums $23,089)	(40,752)

Other Assets and Liabilities (Net) (52.1%)	(1,682,758)

Net Assets (g) 100.0%	$3,225,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $74,850 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $3,381 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(f)	Securities with an aggregate market value of $3,978 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $64,408 and derivative instruments with an aggregate depreciation of ($7,664) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $328,445 at a weighted average interest rate of 4.487%. On March 31, 2008, securities valued at $418,155 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $42,850 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	303	$512
90-Day Euribor December Futures	Long	12/2009	500	887
90-Day Euribor June Futures	Long	06/2008	414	(141)
90-Day Euribor June Futures	Short	06/2009	113	12
90-Day Euribor March Futures	Short	03/2009	759	105
90-Day Euribor September Futures	Long	09/2008	226	219
90-Day Euribor September Futures	Short	09/2009	622	(12)
90-Day Eurodollar December Futures	Long	12/2009	2,532	901
90-Day Eurodollar March Futures	Short	03/2009	695	(220)
90-Day Eurodollar March Futures	Long	03/2010	777	66
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	7,175	5,782
Australia Government 10-Year Bond June Futures	Short	06/2008	486	(113)
Canada Government 10-Year Bond June Futures	Short	06/2008	38	(142)
Euro-Bobl June Futures	Short	06/2008	1,222	2,366
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	978	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	690	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	2,904	(3,138)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	3,577	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	220	141
Euro-Schatz June Futures	Short	06/2008	4,505	4,611
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	5,593	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	3,113	(996)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	8,240	(9,006)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	9,910	29,901
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,027	(778)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	943	(1,356)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	436	296
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	26	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	240	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	66	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	168	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	420	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	256	(174)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	84	(132)

				$29,421

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,000	$15
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	LEH		$2,600	19
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		10,000	(45)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	LEH		7,500	58
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		1,600	29
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		1,100	46
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,900	79
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	CITI		1,600	83
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	1,500	53
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$3,300	(23)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		500	(27)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		15,500	(775)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		1,400	23
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		2,700	80
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	JPM		4,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		25,700	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		7,600	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		11,700	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		5,300	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		11,200	26
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		1,500	153
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,300	85
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB		1,800	2
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		2,800	201
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.940%	)	12/20/2014	BOA		6,000	137
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		2,000	43
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,600	35
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	MSC		$1,700	56
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		700	6
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		2,000	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		700	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,100	7
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%	)	06/20/2013	BNP		2,700	(5)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,100	18
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		900	17
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC		1,300	219
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP		2,300	161
Fannie Mae 5.500% due 06/09/2033	Buy	(0.780%	)	03/20/2013	BNP		9,200	(116)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		7,000	3
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.650%		12/20/2012	LEH		4,800	(835)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		10,600	(206)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		6,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,800	(32)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		1,700	(283)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		1,900	(317)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		2,200	317
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM		3,000	675
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,400	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,700	(98)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		1,700	(95)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	LEH		1,500	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%		03/20/2009	GSC		6,800	(333)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		5,200	(1,053)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		1,200	96
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		6,900	(18)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%	)	06/20/2018	JPM		5,700	33
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.370%	)	06/20/2018	CITI		3,800	52
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		700	77
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.150%	)	03/20/2018	BCLY		2,900	568
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		800	5
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	RBS		2,900	26
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,800	5
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		$2,400	141
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		2,300	176
International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	CSFB		2,900	405
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		2,600	80
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		1,900	157

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%	)	03/20/2018	BOA		$5,200	$121
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		3,600	86
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		200	5
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		2,900	678
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	33
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		$7,000	(61)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		9,500	(83)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		700	24
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		800	19
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		500	7
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		700	16
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		700	63
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR		2,200	36
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		1,900	61
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	MLP		2,100	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	UBS		2,700	150
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		2,200	62
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		2,200	207
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		3,000	(1)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		1,500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		5,000	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,700	1
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,500	(119)
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		800	55
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		600	1
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		700	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,300	48
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,000	29
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,500	64
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY		3,100	75
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		$500	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		8,400	14
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	CITI		1,600	18
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,300	82
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	CSFB		$2,300	118
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%		12/20/2008	MLP		6,300	(293)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		2,100	(129)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC		5,800	(316)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		300	(15)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,400	(337)
Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(0.640%	)	03/20/2017	BCLY		3,300	250
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2012	HSBC		6,600	42
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		99,700	(371)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		17,900	72
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		5,000	27
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	MLP		3,700	693
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		2,100	4
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,000	61
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		100	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		5,800	(36)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,800	86
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$700	20
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		7,400	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY		1,000	48
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		2,000	97
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		2,900	158
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,500	42
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,500	96
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		$2,100	18
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	MLP		2,700	19
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		500	53

								$2,280

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH	$9,100	$(19)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	9,100	476
Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	MLP	23,400	(2,165)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB	600	(55)

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		$1,600	$(142)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		1,200	(52)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		1,700	(35)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,100	(54)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		1,984	(35)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		9,920	(175)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,900	196
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		58,300	3,933
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		16,400	1,091
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		4,900	330
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		10,600	713
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		80,200	2,680
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		37,200	2,233
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		100,000	3,770
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	DUB		7,800	428
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		191,500	8,413
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		14,500	83
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	13,100	1,500
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		4,400	507
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,600	184
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		4,400	498
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$2,900	176
Home Equity Index AAA Rating 2006-1	Sell	0.180%		07/25/2045	GSC		200	1

								$24,480

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount upto the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	117,500	$(1,069)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		85,920	(769)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		17,400	(63)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		26,500	(83)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		79,300	(29)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		79,500	367
Pay	3-Month Canadian Bank Bill	5.000%	06/15/2015	MLP	CAD	3,000	210
Pay	3-Month USD-LIBOR	5.000%	12/17/2009	DUB		$51,300	1,178
Pay	3-Month USD-LIBOR	3.000%	06/18/2010	BCLY		786,500	7,790
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		32,400	(158)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		171,900	2,894
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		167,700	6,150
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		27,500	769
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		156,900	(6,680)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		118,000	(1,433)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		56,400	(2,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		38,200	(212)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		134,500	(3,208)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		4,800	(50)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		60,400	(194)
Receive	3-Month USD-LIBOR	5.000%	06/20/2022	BOA		13,000	(1,381)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		8,000	14
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,400	(449)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		2,000	(301)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(57)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		113,500	(8,364)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		11,700	(1,012)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		59,300	(4,090)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,000	58
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		15,000	165
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		17,300	125
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,700	(123)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,300	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		8,300	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		3,300	(84)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,100	(149)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,000	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		18,700	(304)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	123,400	(602)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		94,000	(514)

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	6.000%	12/15/2010	CITI	AUD	60,000	$(2,841)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		349,600	3,457
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	CITI		36,400	105
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		106,000	319
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		21,400	85
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		27,900	(1,033)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		26,600	(997)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		2,000	2
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	DUB		40,200	61
Receive	6-Month Australian Bank Bill	6.000%	12/15/2015	CITI		34,200	3,009
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		15,800	984
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		15,300	963
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CSFB		6,500	59
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		22,000	226
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		78,200	672
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,100	(212)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		37,900	(531)
Pay	6-Month EUR-LIBOR	4.473%	06/12/2009	GSC	EUR	56,200	(174)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC		1,400	(3)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	270
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	1,671
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		90,000	557
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	953
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(13)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		400	(22)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		46,700	(2,635)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		200	(11)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		500	(30)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(547)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		13,500	176
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		174,000	(2,369)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		17,100	114
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		147,300	(2,615)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		74,500	(409)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		46,100	15
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		110,500	(862)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		33,300	(193)
Receive	6-Month EUR-LIBOR	4.000%	06/16/2014	CITI		1,120	53
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		16,300	220
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		88,700	1,898
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		109,800	2,146
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		7,400	212
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		58,500	3,070
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	8
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		53,400	821
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		6,000	(267)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		8,900	(931)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		20,300	(2,074)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	1,336
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	590
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	33,200	(195)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		33,200	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		25,000	197
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		93,200	1,810
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	6.000%	09/17/2009	RBS		19,000	310
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		72,000	594
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		50,000	505
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		37,650	2,610
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		86,000	(434)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		9,800	384
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		15,500	614
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,300	1,541
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		35,000	1,413
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	1,635
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		10,000	422
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		26,300	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		34,000	(46)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		6,000	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	26
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		16,000	85
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(213)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	40

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS	GBP	14,200	$625
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	50
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		13,100	515
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		6,500	56
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		11,700	436
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(913)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	DUB		1,000	(78)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	250,000	1
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	BCLY		9,160,000	149
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC		10,200,000	(2,053)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		8,100,000	881
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,960,000	1,662
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		18,880,000	2,100
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		7,090,000	1,370
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		3,200,000	670
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		3,200,000	(1,727)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		5,530,000	(1,536)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		1,080,000	(349)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		1,350,000	(971)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		9,940,000	(7,285)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		1,420,000	(862)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(2,945)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(573)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	122,500	(4,221)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		90,000	(2,870)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(217)

							$(15,729)

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	3,033	$55	$47
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	477	9	7
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	9,524	173	74
Call - CBOT U.S. Treasury 5-Year Note June Futures	138.000	05/23/2008	602	6	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	4,130	75	65
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	259	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	32	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	152.000	05/23/2008	969	17	15
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	200	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	162	1	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	506	5	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	5,407	98	84
Put - CBOT U.S. Treasury 10-Year Note June Futures	95.000	05/23/2008	1,226	22	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	672	12	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	12	0	0

				$ 490	$ 354

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$1,604
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,300	81	139
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,884
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	3,297
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	4,676
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	5,825
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	10,739
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	10,657
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,660
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	2,381

								$16,664	$42,862

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.200	04/09/2008	EUR	580,000	$40	$1
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	929
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	159
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	735
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	137
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$11,300	300	20
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	1,907
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	153
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	15,420
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	120
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	559

						$6,252	$20,140

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Australia Government Bond 5.250% due 03/15/2019	AUD	5.250	05/28/2008	AUD	41,600	$29	$57
Call - OTC Fannie Mae 5.000% due 06/01/2038		$106.000	06/05/2008		$50,000	6	0
Call - OTC Fannie Mae 5.500% due 05/01/2038		106.000	05/06/2008		49,300	6	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.906	06/27/2008		80,700	12	1
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		121.719	06/27/2008		58,500	7	0
Call - OTC U.S. Treasury Notes 4.875% due 08/15/2016		136.500	07/11/2008		100,000	12	0
Put - OTC Fannie Mae 5.000% due 06/01/2038		81.000	06/05/2008		97,000	11	28
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		171,800	20	123
Put - OTC Fannie Mae 6.000% due 04/01/2038		91.000	04/07/2008		83,000	10	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		30,000	3	0
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		24,000	3	18
Put - OTC Freddie Mac 5.500% due 04/01/2038		86.000	04/07/2008		15,500	2	0
Put - OTC Republic of Germany Government Bond 3.750% due 01/04/2015	EUR	91.000	05/23/2008	EUR	39,000	6	0
Put - OTC Spain Government Bond 4.400% due 01/31/2015		91.000	05/23/2008		42,000	6	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028		$78.000	05/09/2008		$20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		85.500	04/24/2008		16,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		94.000	04/24/2008		7,000	1	0

						$143	$227

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,376	$1,051	$1,226
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	860	642	605
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	176	184	324
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	350	317	295
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	312	200	224
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	365	244	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	385	295	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	419	298	164
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	400	305	212
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	264	206	186
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	178	204	25
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	330	313	175

				$4,259	$3,466

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	38,000	$575	$454
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	1,363
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Pay	4.750%	06/18/2008	GBP	15,200	484	287
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$3,600	79	139
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,351
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	2,322
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	3,358
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	4,786
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		225,700	629	198

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$108,900	$992	$7,286
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	340,700	8,173	11,724
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	17,000	471	1,255
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	27,200	790	1,800

							$17,826	$36,323

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	50,600	$387	$111
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$21,100	156	69
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		2,500	20	138
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	24
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	112

						$689	$454

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$64,000	$315	$509

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	03/26/2008	$1,270	$1,371	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,336	4,492	0.14%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	3,967	3,635	0.11%

				$9,573	$9,498	0.29%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$44,000	$45,259	$47,700
Fannie Mae	5.000%	05/11/2017	19,000	19,929	20,036
Fannie Mae	5.000%	04/01/2038	165,000	158,803	163,324
Fannie Mae	5.500%	03/01/2038	10,200	10,055	10,077
Fannie Mae	5.500%	04/01/2038	280,800	282,896	283,476
Fannie Mae	5.500%	05/01/2038	41,000	40,668	40,520
Fannie Mae	6.000%	04/01/2038	21,000	21,099	21,515
Fannie Mae	6.500%	03/01/2038	3,500	3,589	3,585
Freddie Mac	5.125%	11/17/2017	17,600	18,092	18,835
Freddie Mac	5.500%	08/23/2017	37,000	40,077	41,269
Freddie Mac	6.000%	04/01/2038	25,800	25,909	26,457
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,351	2,365
U.S. Treasury Notes	2.750%	02/28/2013	66,200	66,599	67,657
U.S. Treasury Notes	3.000%	02/15/2009	100	102	102
U.S. Treasury Notes	3.250%	12/31/2009	80,700	82,958	83,772
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,717	6,037
U.S. Treasury Notes	4.250%	08/15/2013	58,500	63,177	64,300
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,906	65,353
U.S. Treasury Notes	4.250%	11/15/2014	2,000	2,166	2,228
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,560	2,610
U.S. Treasury Notes	4.500%	02/15/2016	48,000	51,974	53,230
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,532
U.S. Treasury Notes	4.625%	11/15/2016	65,600	72,132	73,895
U.S. Treasury Notes	4.625%	02/15/2017	42,400	44,884	46,844
U.S. Treasury Notes	4.875%	08/15/2016	239,100	265,841	270,624
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,322	13,722

				$1,419,154	$1,446,065

(2)	Market value includes $8,991 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	20,566	04/2008	$0	$(115)	$(115)
Buy	BRL	158,998	07/2008	3,354	0	3,354
Sell		112,857	07/2008	824	(646)	178
Buy		40,258	12/2008	417	0	417
Sell		39,918	12/2008	439	(84)	355
Buy	CAD	377	04/2008	0	(13)	(13)
Sell		40,929	04/2008	1,241	0	1,241
Buy	CLP	479,200	12/2008	91	0	91
Buy	CNY	161,466	04/2008	774	0	774
Sell		161,466	04/2008	0	(475)	(475)
Buy		218,904	07/2008	2,021	0	2,021
Sell		218,904	07/2008	0	(1,863)	(1,863)
Sell	DKK	23,088	06/2008	0	(179)	(179)
Buy	EUR	748,862	04/2008	14,350	(1)	14,349
Sell		3,880	04/2008	0	(1)	(1)
Buy	GBP	73,526	04/2008	382	(9)	373
Sell		4,075	04/2008	148	0	148
Buy	INR	622,790	05/2008	286	0	286
Buy		260,245	08/2008	0	(127)	(127)
Buy	JPY	123,215	04/2008	7	0	7
Sell		102,476,000	04/2008	0	(52,156)	(52,156)
Buy		173,857,275	05/2008	42,958	(526)	42,432
Sell		102,476,000	05/2008	3,350	0	3,350
Buy	KRW	21,102,537	05/2008	0	(1,540)	(1,540)
Sell		8,940,359	05/2008	753	0	753
Buy		9,830,645	08/2008	0	(693)	(693)
Sell		6,199,828	08/2008	264	0	264
Buy	MXN	12,202	07/2008	30	0	30
Sell		10,246	07/2008	0	(30)	(30)
Buy	MYR	184,266	05/2008	3,351	0	3,351
Buy	PHP	242,258	05/2008	0	(231)	(231)
Buy	PLN	390	07/2008	32	0	32
Buy	RUB	332,538	07/2008	894	0	894
Buy		173,136	11/2008	262	0	262
Sell		41,042	11/2008	0	(43)	(43)
Buy	SEK	144,630	06/2008	880	0	880
Buy	SGD	1,986	05/2008	64	0	64
Buy		12,164	08/2008	308	0	308
Sell		8,391	08/2008	0	(64)	(64)
Buy		10,763	11/2008	210	0	210
Buy	TWD	93,504	09/2008	50	0	50
Buy	ZAR	8,983	07/2008	0	(114)	(114)

				$77,740	$(58,910)	$18,830

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%

Mizuho Finance Aruba AEC
2.560% due 05/29/2049	JPY	500,000	$5,039

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	2,038

Total Aruba (Cost $6,115)			7,077

AUSTRALIA 1.5%

National Australia Bank Ltd.
2.769% due 06/19/2017		$500	467
2.926% due 06/29/2016		5,600	5,251

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,969

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	26,815

Seven Media Group
9.392% due 02/07/2013		1,524	1,288
9.402% due 02/07/2013		6,095	5,153
9.835% due 02/07/2013		191	161

Total Australia (Cost $40,847)			42,104

AUSTRIA 0.8%

Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	20,988

Total Austria (Cost $13,683)			20,988

BELGIUM 0.3%

Belgium Government Bond
7.500% due 07/29/2008	EUR	6,100	9,732

Total Belgium (Cost $5,564)			9,732

CANADA 2.7%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	50,297

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,315

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,625

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,981
5.750% due 12/01/2036		2,600	2,914

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,099

Total Canada (Cost $73,996)			74,231

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.820% due 11/26/2010		$1,650	1,685

Green Valley Ltd.
8.376% due 01/10/2011	EUR	2,400	3,819

Longpoint Re Ltd.
8.050% due 05/08/2010		$2,900	2,940

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	4,012
1.466% due 12/31/2049		300,000	3,042

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$4,300	4,285

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	$8,735

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,695

Mystic Re Ltd.
9.390% due 12/05/2008		$750	744

Pylon Ltd.
8.517% due 12/29/2008	EUR	1,350	2,142

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		6,300	6,420

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	5,833	58

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,734

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,913

Total Cayman Islands (Cost $55,800)			54,220

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	804	176

Nykredit Realkredit A/S
4.000% due 01/01/2010		2,000	420
5.000% due 10/01/2038		11,997	2,393
6.000% due 10/01/2029		1,410	308

Realkredit Danmark A/S
5.000% due 10/01/2038		98,079	19,596

Total Denmark (Cost $19,590)			22,893

FRANCE 8.3%

AXA S.A.
3.750% due 01/01/2017	EUR	828	1,648

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,728

Credit Agricole S.A.
3.090% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	4,967

France Government Bond
4.000% due 04/25/2009	EUR	5,185	8,203
4.000% due 10/25/2009		30,070	47,686
4.000% due 04/25/2014		38,275	60,964
4.000% due 10/25/2014		11,200	17,802
4.000% due 10/25/2038		4,000	5,644
4.000% due 04/25/2055		600	836
4.750% due 04/25/2035		1,000	1,602
5.250% due 04/25/2008		26,800	42,333
5.750% due 10/25/2032		11,800	21,560
6.000% due 10/25/2025		3,400	6,314

Total France (Cost $227,602)			230,990

GERMANY 12.8%

Deutsche Bank AG
5.375% due 10/12/2012		$6,200	6,489
6.000% due 09/01/2017		5,700	5,949

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,258

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Republic of Germany
3.750% due 01/04/2017	EUR	11,300	$17,627
4.000% due 01/04/2037		3,900	5,627
4.750% due 07/04/2034		4,300	6,981
5.000% due 07/04/2011		100	165
5.375% due 01/04/2010		4,100	6,664
5.500% due 01/04/2031		23,150	41,297
5.625% due 01/04/2028		26,770	48,233
6.250% due 01/04/2024		7,600	14,512
6.250% due 01/04/2030		5,512	10,688
6.500% due 07/04/2027		95,560	189,172

Total Germany (Cost $345,744)			355,662

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$3,700	2,801

Landsbanki Islands HF
3.792% due 08/25/2009		2,400	2,177

Total Iceland (Cost $6,120)			4,978

IRELAND 0.8%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Celtic Residential Irish Mortgage Securitisation
4.535% due 06/13/2035		1,349	2,066

Emerald Mortgages PLC
4.569% due 04/15/2028		1,106	1,745
4.569% due 02/15/2035		332	506

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,301	6,098

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	4,661	7,234

Total Ireland (Cost $19,689)			21,873

ITALY 0.3%

Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,593
5.500% due 11/01/2010		1,700	2,794

Total Italy (Cost $7,815)			8,387

JAPAN 28.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,504

Japan Government Bond
1.100% due 09/20/2012	JPY	5,920,000	60,431
1.500% due 03/20/2011		4,130,000	42,465
1.500% due 03/20/2014		6,760,000	70,617
1.600% due 06/20/2014		2,540,000	26,701
1.800% due 06/20/2017		10,700,000	113,064
2.300% due 06/20/2035		7,380,000	73,196
2.400% due 03/20/2034		2,470,000	25,108
2.500% due 09/20/2035		4,570,000	47,223
2.500% due 06/20/2036		4,490,000	46,214
2.500% due 09/20/2036		4,840,000	49,789
2.500% due 09/20/2037		40,000	411

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,087,560	10,718
1.000% due 06/10/2016		3,491,140	34,722

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 12/10/2016	JPY	6,092,160	$61,051
1.200% due 03/10/2017		50,250	507
1.200% due 06/10/2017		10,211,100	102,494
1.200% due 12/10/2017		120,240	1,205

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,745

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	400,000	4,020
1.850% due 09/29/2049		100,000	1,006
1.880% due 12/01/2049		600,000	6,065
5.625% due 07/29/2049		$1,300	1,102

Total Japan (Cost $704,165)			790,800

JERSEY, CHANNEL ISLANDS 0.3%

Haus Ltd.
4.512% due 12/10/2037	EUR	1,825	2,852

Lloyds TSB Capital
7.375% due 12/29/2049		500	796

UBS Capital Ltd.
7.152% due 12/29/2049		4,100	5,711

Total Jersey, Channel Islands (Cost $8,237)			9,359

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,737

Total Liberia (Cost $1,764)			1,737

LUXEMBOURG 0.0%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$900	899

Total Luxembourg (Cost $900)			899

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,967

Total Mexico (Cost $3,200)			2,967

NETHERLANDS 0.8%

Delphinus BV
4.568% due 04/25/2093	EUR	1,500	2,336

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,286

Dutch Mortgage Portfolio Loans BV
4.608% due 11/20/2035	EUR	936	1,416

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079		2,432	3,755

Generali Finance BV
5.479% due 02/28/2049		2,300	3,157

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		589	918

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,940

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$4,400	4,405

Total Netherlands (Cost $19,701)			22,213

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	$2,012

Total Netherlands Antilles (Cost $1,703)			2,012

NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,105

Total New Zealand (Cost $1,232)			2,105

RUSSIA 0.3%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	993

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$4,733	4,726

VTB Capital S.A.
6.875% due 12/11/2008		1,400	1,420

Total Russia (Cost $6,973)			7,139

SPAIN 1.1%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,050

Spain Government Bond
4.200% due 07/30/2013	EUR	2,200	3,529
4.200% due 01/31/2037		2,300	3,325
5.350% due 10/31/2011		11,100	18,381

Total Spain (Cost $23,649)			31,285

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	1,074

Total Supranational (Cost $1,057)			1,074

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$6,000	6,149

Total Switzerland (Cost $5,993)			6,149

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,200

Total Tunisia (Cost $5,565)			6,200

UNITED KINGDOM 7.3%

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,214
7.434% due 09/29/2049		3,300	2,989

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	1,570	2,466

HBOS PLC
5.920% due 09/29/2049		$14,000	10,317

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,034

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	$6,072

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,396

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,556
4.750% due 06/07/2010		26,860	54,257
5.000% due 03/07/2012		12,830	26,487
8.000% due 09/27/2013		14,100	33,438

Total United Kingdom (Cost $201,051)			203,023

UNITED STATES 78.3%

ASSET-BACKED SECURITIES 1.0%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032		$9	8

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		221	211

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		100	86
2.999% due 10/27/2032		166	155

Citicorp Residential Mortgage Securities, Inc.
2.689% due 03/25/2037		7,611	7,285

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047		9,828	9,319

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		89	80

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		16	16

Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031		400	396

Residential Asset Securities Corp.
3.099% due 07/25/2032		287	261

SLM Student Loan Trust
3.321% due 10/27/2014		3,880	3,862
3.800% due 12/15/2038		3,000	2,933

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		3,698	3,561

			28,173

BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
6.800% due 08/03/2012		18,408	15,311

Ford Motor Co.
5.800% due 12/15/2013		2,173	1,786

Georgia-Pacific Corp.
4.446% due 12/20/2012		376	349
4.740% due 12/20/2012		4,048	3,760
4.835% due 12/20/2012		476	442

HCA, Inc.
4.946% due 11/16/2013		4,752	4,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	80
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		200	178
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	267

NRG Energy, Inc.
4.196% due 02/01/2013		948	890

TXU Technology
6.596% due 10/10/2014		3,000	2,731

			30,518

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		$7,000	$6,954

CORPORATE BONDS & NOTES 14.8%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,448

American Express Co.
7.000% due 03/19/2018		13,900	14,629

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	6,562
5.850% due 01/16/2018		$6,400	6,297

Amgen, Inc.
3.170% due 11/28/2008		2,700	2,697

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,763

AT&T, Inc.
3.278% due 11/14/2008		500	500
5.500% due 02/01/2018		16,200	15,898
6.300% due 01/15/2038		11,100	10,771

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,027

Bank of America Corp.
3.155% due 11/06/2009		7,500	7,448
4.750% due 05/23/2017	EUR	12,700	18,843

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$12,000	12,021

BellSouth Corp.
5.200% due 09/15/2014		3,000	3,000

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,031

Charter One Bank N.A.
3.294% due 04/24/2009		13,550	13,472

CIT Group, Inc.
3.190% due 08/17/2009		7,800	6,555

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	18,382

Citigroup, Inc.
6.000% due 08/15/2017		7,000	6,919

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,703

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,522

CSX Corp.
6.750% due 03/15/2011		2,500	2,644

CVS Caremark Corp.
5.750% due 08/15/2011		900	943

Daimler Finance North America LLC
3.218% due 03/13/2009		6,600	6,520
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,500	1,534

EchoStar DBS Corp.
5.750% due 10/01/2008		410	409
6.375% due 10/01/2011		700	674

Exelon Corp.
6.750% due 05/01/2011		900	951

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		400	393
5.800% due 01/12/2009		600	572
6.625% due 06/16/2008		2,300	2,274

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,100	1,083

GATX Financial Corp.
5.125% due 04/15/2010		500	506

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.941% due 12/12/2008		$4,800	$4,810
4.625% due 09/15/2066	EUR	700	960
6.375% due 11/15/2067		$7,900	7,747

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,910

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 04/01/2011		$6,700	5,198
6.000% due 12/15/2011		4,300	3,219
6.750% due 12/01/2014		2,800	1,985
7.000% due 02/01/2012		3,200	2,437

Goldman Sachs Group, Inc.
3.049% due 03/22/2016		2,900	2,525
5.375% due 02/15/2013	EUR	2,000	3,039
6.250% due 09/01/2017		$700	706

HCP, Inc.
5.950% due 09/15/2011		1,000	971

Humana, Inc.
6.300% due 08/01/2018		1,800	1,794

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,859
5.400% due 02/15/2012		2,700	2,667

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		4,670	4,811

JPMorgan Chase & Co.
3.125% due 05/07/2010		8,900	8,790
6.000% due 01/15/2018		10,000	10,455

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	3,119
6.000% due 10/01/2017		$7,400	7,732

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,213

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,597

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,979
6.950% due 01/15/2038		9,000	8,860

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		6,800	6,622

Lennar Corp.
5.950% due 10/17/2011		900	765

Loews Corp.
5.250% due 03/15/2016		1,200	1,202

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		900	890

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,279

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,198

Masco Corp.
5.875% due 07/15/2012		1,000	1,009

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		3,800	3,723

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,205

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,407

Morgan Stanley
3.212% due 05/07/2009		6,400	6,295
4.738% due 10/15/2015		5,100	4,136
6.250% due 08/28/2017		1,300	1,296

NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

NiSource Finance Corp.
5.400% due 07/15/2014		$1,200	$1,188

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	996

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	6,936

Qwest Communications International, Inc.
6.565% due 02/15/2009		200	199

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,246

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,186

Reynolds American, Inc.
3.500% due 06/15/2011		800	752
6.750% due 06/15/2017		700	712

Ryder System, Inc.
3.500% due 03/15/2009		900	905

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,687

Southwest Airlines Co.
6.500% due 03/01/2012		500	517

Sprint Capital Corp.
8.750% due 03/15/2032		800	677

SUPERVALU, Inc.
7.500% due 11/15/2014		400	406

Time Warner, Inc.
3.300% due 11/13/2009		3,400	3,257

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,547

U.S. Bancorp
2.708% due 04/28/2009		8,200	8,155

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,881

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	14,436
6.875% due 02/15/2038		1,800	1,725

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	14,655

Viacom, Inc.
5.750% due 04/30/2011		6,100	6,171

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,580

Xerox Corp.
9.750% due 01/15/2009		2,600	2,702

			410,729

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		733	712

American Home Mortgage Assets Trust
5.246% due 11/25/2046		3,051	2,432

Banc of America Funding Corp.
6.142% due 01/20/2047		956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,621	4,250

BCAP LLC Trust
2.769% due 01/25/2037		11,662	8,228

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		15,729	15,044
4.409% due 05/25/2034		1,645	1,618
4.488% due 02/25/2034		178	166
4.550% due 08/25/2035		12,631	12,186
4.641% due 10/25/2033		976	934
4.641% due 05/25/2034		914	890

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,156	$4,241
5.808% due 11/25/2036	7,091	5,556
5.936% due 02/25/2036	9,036	6,685

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	6,100	6,012

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,222	4,196
4.900% due 10/25/2035	15,090	14,409
4.900% due 12/25/2035	718	684

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,381

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,939

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	1,075	942
6.000% due 01/25/2037	3,903	3,153

Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	62	46
4.800% due 11/25/2034	1,459	1,371
6.136% due 08/25/2034	428	383

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	822	764
4.938% due 12/15/2040	434	432
5.104% due 07/25/2033	164	158
5.638% due 05/25/2032	69	69

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,023	985
4.749% due 07/25/2033	212	211
5.370% due 08/25/2035	690	650

GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	3,300	3,321

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	2,926	2,878

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	396	328

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,998

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,184	1,114
4.539% due 09/25/2035	1,928	1,817

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	2,936	2,236
5.076% due 05/19/2033	1,585	1,536
5.137% due 07/19/2035	302	289

Impac CMB Trust
4.135% due 07/25/2033	171	161

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	384	350

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,433	2,174

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927
6.465% due 11/15/2035	10,100	10,380

JPMorgan Mortgage Trust
4.389% due 11/25/2033	994	946
5.023% due 02/25/2035	2,460	2,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$431	$430

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,342

MASTR Asset Securitization Trust
5.500% due 11/25/2017	756	745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,618
5.414% due 07/12/2046	7,200	7,079
5.957% due 08/12/2049	6,000	6,066

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	726	496
6.852% due 02/25/2033	580	580

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	472	381
4.250% due 10/25/2035	7,428	6,980

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606
6.500% due 03/25/2032	302	289

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	688	616
4.590% due 04/25/2034	924	874

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	1,619	1,227

WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046	1,521	971

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	1,104	892
2.909% due 01/25/2045	1,323	1,056
3.139% due 12/25/2027	4,150	3,770
4.208% due 06/25/2033	453	452
5.220% due 02/27/2034	1,254	1,193
5.718% due 05/25/2041	25	23

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	15,440	14,742
4.950% due 03/25/2036	11,581	11,040
5.773% due 04/25/2036	1,216	976

		237,059

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	9,742

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	4,031
5.000% due 06/01/2037	1,000	974
5.000% due 11/01/2037	700	682

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	830	659

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,101

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	1,061

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	829

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	$20	$23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,690

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	200

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	532

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	600	506

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	306
5.500% due 06/01/2017	600	622

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,511

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	122

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	8,300	3,206

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	5,919

		40,462

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
4.946% due 12/31/2049	640	6,672

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 48.7%

Fannie Mae
2.719% due 03/25/2034	$237	228
4.196% due 11/01/2034	8,737	8,823
4.933% due 12/01/2034	1,654	1,664
5.000% due 05/11/2017 - 04/01/2038	23,003	23,989
5.000% due 08/01/2035 - 03/01/2036 (e)	25,318	25,100
5.500% due 01/01/2023 - 04/01/2038	468,450	473,402
5.500% due 11/01/2028 - 09/01/2037 (e)	263,564	266,528
5.627% due 04/01/2032	141	144
5.825% due 01/01/2023	60	61
6.000% due 07/01/2034 - 07/01/2037 (e)	64,857	66,596
6.000% due 11/01/2034 - 07/25/2044	269,616	276,384
6.500% due 02/01/2026 - 04/01/2038	62,524	64,785
6.500% due 12/01/2028 - 07/01/2037 (e)	11,116	11,540
6.915% due 11/01/2022	18	19
6.950% due 08/01/2023	170	174
7.149% due 12/01/2030	25	25

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.048% due 02/15/2019	$16,989	$16,884
3.168% due 12/15/2030	967	946
4.361% due 09/01/2035	712	716
5.000% due 03/15/2016 - 08/15/2035	10,000	9,497
5.125% due 11/17/2017	16,000	17,218
5.500% due 08/23/2017 - 04/01/2038	52,000	55,156
5.722% due 10/25/2044	7,061	6,994
7.141% due 06/01/2022	287	294
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	272	272
5.625% due 07/20/2022 - 08/20/2027	638	643
6.000% due 08/20/2034	6,710	6,869
6.375% due 05/20/2022 - 05/20/2030	1,243	1,271

Small Business Administration
5.980% due 05/01/2022	4,924	5,219
6.344% due 08/01/2011	952	983
6.640% due 02/01/2011	384	399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$8,145	$9,278
5.980% due 04/01/2036	1,855	2,095

		1,354,200

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Bonds
8.125% due 05/15/2021	2,601	3,685

U.S. Treasury Notes
2.750% due 02/28/2013	57,000	58,028

		61,713

Total United States (Cost $2,182,417)		2,176,480

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 1.3%

Bank of America Corp.
2.920% due 08/26/2008	$26,600	26,303

UBS Finance Delaware LLC
2.940% due 06/06/2008	3,800	3,780
3.035% due 06/02/2008	5,700	5,673

		35,756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.6%

Deutsche Bank AG
1.200% due 04/01/2008	$73,200	$73,200

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $74,797. Repurchase proceeds are $73,202.)

U.S. TREASURY BILLS 2.7%
1.310% due 05/29/2008 - 06/12/2008 (a)(b)(c)(f)	74,996	74,656

Total Short-Term Instruments (Cost $183,753)		183,612

PURCHASED OPTIONS (h) 1.6%
(Cost $20,509)		43,925

Total Investments 156.2% (Cost $4,194,434)		$4,344,114

Written Options (i) (1.0%) (Premiums $19,581)		(29,227)

Other Assets and Liabilities (Net) (55.2%)		(1,533,895)

Net Assets (d) 100.0%		$2,780,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $48,010 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $4,164 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $7,012 and derivative instruments with an aggregate depreciation of ($9,478) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $372,889 at a weighted average interest rate of 4.516%. On March 31, 2008, securities valued at $369,718 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,660 and cash of $37,213 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	284	$466
90-Day Euribor June Futures	Long	06/2008	317	(189)
90-Day Euribor March Futures	Short	03/2009	143	91
90-Day Euribor March Futures	Short	03/2010	47	10
90-Day Euribor September Futures	Long	09/2008	74	(87)
90-Day Eurodollar December Futures	Long	12/2009	6,069	2,385
90-Day Eurodollar June Futures	Long	06/2008	9	55
90-Day Eurodollar June Futures	Short	06/2009	500	(142)
90-Day Eurodollar March Futures	Long	03/2010	535	105
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	1,470	953
Australia Government 10-Year Bond June Futures	Short	06/2008	385	(89)
Canada Government 10-Year Bond June Futures	Short	06/2008	68	(260)
Euro-Bobl June Futures	Short	06/2008	2,343	3,531
Euro-Bobl June Futures Call Options Strike @ EUR 119.000	Long	06/2008	791	0
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	358	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	931	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	3,288	(3,323)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	1,607	0
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	1,097	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	200	128
Euro-Schatz June Futures	Short	06/2008	2,991	2,515
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	1,601	0
Euro-Schatz June Futures Put Options Strike @ EUR 109.500	Long	06/2008	41	0
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	1,349	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,083	(15)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	4,067	(1,790)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,667	17,275

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	802	$(539)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	839	(1,277)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	105	72
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	359	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	46	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	844	(173)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	215	(601)

				$19,082

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,400	$22
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$11,700	(51)
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	BCLY		2,600	36
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		2,100	38
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		2,000	84
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,100	46
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	4,300	153
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$6,500	(46)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		3,000	50
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		4,300	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		29,600	(29)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	MLP		15,600	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		19,900	23
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		8,100	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		21,700	50
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,500	92
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		3,800	81
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,800	39
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$1,500	79
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR		2,700	53
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		1,000	9
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		1,000	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,500	10
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.930%	)	06/20/2013	CITI		4,900	(11)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,200	20
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		1,100	20
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	BOA		900	23
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		11,700	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		6,300	(123)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		11,400	(202)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		3,000	(470)
GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	BEAR		500	6
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.320%		03/20/2013	RBS		12,500	33
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		500	128
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		3,200	828
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,500	(7)
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		6,700	1,774
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,300	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		700	(39)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	JPM		6,100	(305)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		4,800	(972)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		8,200	(22)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR		2,900	221
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		1,000	110
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.050%	)	09/20/2018	BCLY		1,800	144
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,900	5
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$2,900	175
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		2,700	159
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		1,600	123
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC		1,000	78
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		2,600	358
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	LEH		5,000	124
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		3,500	87
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	BOA		5,000	128
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		1,500	38

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	$33
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$2,400	257
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		7,700	(67)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		10,400	(90)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		900	30
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		1,150	27
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		900	21
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA		4,300	177
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		1,000	90
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	LEH		2,000	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	BOA		2,100	114
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		6,500	(45)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		10,600	(47)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	06/20/2013	RBS		700	0
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		1,900	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	RBS		2,600	234
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR		2,500	227
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		2,400	(2)
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		7,300	1
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		4,400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,400	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		800	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,200	(95)
National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	BCLY		4,300	78
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		1,150	79
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		800	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		600	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,500	52
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		1,000	9
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,100	30
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,600	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC		$1,200	33
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY	EUR	3,000	72
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		$1,700	103
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	BCLY		1,900	(195)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		1,200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		6,200	10
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	DUB		900	3
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,900	120
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		$4,600	(211)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		1,900	(117)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		1,300	(65)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		3,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,600	(385)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	DUB		500	24
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		31,000	(115)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		51,700	(192)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		11,200	45
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		8,400	46
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		1,600	3
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,400	86
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		700	(4)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,900	91
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$1,000	29
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		2,400	4
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		3,300	4
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	RBS		5,000	230
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		1,100	60
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,600	45
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,600	102
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		$2,800	22

								$4,187

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$8,200	$(17)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		8,200	429
Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	MLP		600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		22,900	(2,029)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		3,000	(129)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		2,400	(49)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,200	(55)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		2,976	(53)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		15,872	(281)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,400	162
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		43,700	2,948
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		9,300	619
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		15,000	1,010
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		12,000	807
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		341,100	11,399
Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	LEH		20,900	(91)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BCLY		14,500	710
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		38,400	2,305
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		76,600	3,465
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	JPM		68,900	3,824
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		12,100	69
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	11,300	1,297
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		5,200	599
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		900	102
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,800	207
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		6,300	713

								$27,909

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	109,100	$(992)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		97,490	(877)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		3,500	(13)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		3,500	(11)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		78,000	361
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	2,700	(84)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2017	DUB		3,300	(286)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		3,700	(103)
Pay	3-Month Canadian Bank Bill	5.500%	06/15/2035	DUB		1,900	140
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BCLY		$105,000	1,158
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BOA		31,000	346
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		61,400	175
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		209,600	1,107
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		158,000	1,639
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	GSC		313,900	3,919
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		457,300	5,531
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		303,400	3,506
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		4,000	147
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		257,800	(10,976)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		16,700	(1,306)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		4,400	(413)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		8,200	(584)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		29,700	(2,243)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		24,500	(1,804)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		56,200	(4,813)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		9,900	(979)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MSC		21,700	(1,786)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		149,300	(13,926)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	UBS		15,500	(1,375)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		81,200	4,773
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		125,300	5,883
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		10,400	19
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,300	64
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		18,000	(2,741)
Receive	3-Month USD-LIBOR	5.000%	06/20/2037	BCLY		800	(146)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		15,700	(668)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		129,800	(9,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		34,100	(2,950)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		15,600	(809)

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	16,000	$97
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		19,000	206
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		20,500	152
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		7,100	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,600	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,100	(179)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		1,300	(33)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,500	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,300	(30)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		20,500	(333)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	70,250	(2,563)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		40,700	(1,454)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		174,900	(902)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		91,800	(502)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		287,500	2,818
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		113,900	342
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		57,900	231
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		9,800	(363)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		9,000	(337)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		20,500	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		39,700	2,771
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		27,400	1,966
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		5,600	349
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		5,200	327
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		100,400	851
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,000	(210)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		32,900	(461)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2009	BCLY	EUR	33,000	(277)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		71,600	434
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,240)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,000	93
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		97,700	614
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		2,300	(146)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		4,770	(265)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		700	(45)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		3,100	(174)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		85,200	(2,317)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(635)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		139,200	2,459
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		69,300	(1,113)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		46,100	2,679
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		29,500	1,715
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	DUB		20,100	557
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		87,300	2,421
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		71,800	(394)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		109,000	35
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		141,100	(1,100)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		20,300	273
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		91,330	325
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		16,900	477
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		13,620	33
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		9,400	189
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		37,050	1,871
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		66,750	3,116
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		20,600	1,082
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		8,400	(296)
Receive	6-Month EUR-LIBOR	4.435%	06/18/2034	DUB		6,900	769
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	DUB		6,600	(126)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	31
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		24,500	377
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		1,500	(64)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		14,400	(1,503)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		23,200	(2,370)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,000	270
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	627
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	10,000	(59)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		11,200	22
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		5,000	97
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	GSC		20,000	165
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		76,000	627
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		5,600	56
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		43,500	333
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		8,150	565
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		31,000	(156)

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI	GBP	2,800	$95
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	1,083
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	1,288
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	99
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		69,000	2,821
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		45,800	286
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		46,200	(29)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,000	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		800	7
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	5
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	27
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		36,300	695
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		19,300	210
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		6,600	308
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		10,400	409
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	(150)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	(283)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		6,900	749
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		4,300	488
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		21,900	817
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(1,088)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	200,000	1
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM		500,000	(66)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(258)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		7,570,000	294
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		5,740,000	624
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,000,000	1,390
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		13,390,000	1,490
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		10,680,000	2,063
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		5,440,000	1,138
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		4,800,000	(2,591)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		2,830,000	(790)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		3,490,000	(964)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		11,560,000	(3,210)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		2,500,000	4
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		4,840,000	(3,593)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,480,000	(3,108)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(859)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	160,500	(5,599)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		27,200	(997)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		41,900	(1,502)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		16,300	(520)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(75)

							$(27,574)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	1,527	$28	$24
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	6,802	123	53
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	6,034	110	94
Call - CBOT U.S. Treasury 10-Year Note June Futures	142.000	05/23/2008	104	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	176	3	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	156.000	05/23/2008	1,500	27	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	929	9	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	4,747	86	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	1,066	19	17
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	308	6	5
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	183	3	3
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	0

				$423	$318

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$1,135
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$30,100	292	503
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	2,223
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	4,505
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	6,122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	11,068
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	1,141

								$14,766	$26,697

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.367	05/19/2010	EUR	5,300	$254	$985
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	169
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	770
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	144
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$40,000	1,063	70
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,063	6,750
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	74
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	7,490
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	20
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	93

						$5,181	$16,565

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Republic of Germany 6.500% due 07/04/2027	EUR	102.000	05/22/2008	EUR	50,000	$8	$0
Call - OTC Fannie Mae 5.000% due 04/01/2038		$106.000	04/07/2008		$25,000	3	0
Call - OTC Fannie Mae 5.000% due 06/01/2038		105.313	06/05/2008		258,500	30	0
Call - OTC Fannie Mae 5.500% due 04/01/2038		104.875	04/07/2008		88,500	11	0
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010		103.250	06/20/2008		100,000	12	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.237	07/11/2008		73,500	9	28
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013		122.781	06/27/2008		37,400	4	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2014		125.375	06/20/2008		25,100	3	0
Call - OTC U.S. Treasury Notes 3.000% due 02/15/2009		101.699	07/11/2008		16,300	2	3
Call - OTC U.S. Treasury Notes 3.500% due 12/15/2009		105.094	06/27/2008		75,000	9	0
Call - OTC U.S. Treasury Notes 4.000% due 04/15/2010		107.031	07/11/2008		25,000	3	4
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		123.000	06/20/2008		54,000	4	0
Call - OTC U.S. Treasury Notes 4.625% due 07/31/2012		118.531	07/11/2008		15,000	2	0
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		66,300	8	47
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		35,000	4	0
Put - OTC Fannie Mae 6.000% due 05/01/2038		93.000	05/06/2008		28,000	3	16
Put - OTC Fannie Mae 6.000% due 06/01/2038		92.188	06/05/2008		87,000	10	207
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		36,925	4	27
Put - OTC Freddie Mac 5.500% due 06/01/2038		86.000	06/05/2008		19,000	2	13
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		81.000	05/28/2008		17,600	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		91.000	04/08/2008		18,600	4	0

						$139	$345

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,254	$954	$1,117
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	765	571	538
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	148	154	273
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	320	290	270
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	282	181	203
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	333	223	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	359	275	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	364	259	142
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	300	229	159
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	273	213	192
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	148	170	21
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	277	262	147

				$3,781	$3,090

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	39,300	$577	$959
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$13,100	286	506
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,631
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	3,218
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	5,006
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		168,400	474	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	12,175
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	842

								$14,816	$24,485

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	44,600	$349	$98
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$18,700	138	61
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		17,400	138	963
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	56
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	8
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	37

						$718	$1,223

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$54,000	$266	$429

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,378	$4,797	0.17%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$42,000	$43,202	$45,532
Fannie Mae	5.000%	05/11/2017	17,000	17,831	18,136
Fannie Mae	5.000%	04/01/2038	152,500	148,118	150,951
Fannie Mae	5.500%	04/01/2038	358,000	361,428	361,412
Freddie Mac	5.125%	11/17/2017	16,000	16,448	17,123
Freddie Mac	5.500%	08/23/2017	33,000	35,745	36,474
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	2.750%	02/28/2013	57,000	57,343	58,255
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,614	16,577
U.S. Treasury Notes	3.250%	12/31/2009	73,500	75,454	76,239
U.S. Treasury Notes	4.000%	04/15/2010	25,000	26,158	26,225
U.S. Treasury Notes	4.000%	02/15/2015	7,600	8,110	8,245
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,198	5,489
U.S. Treasury Notes	4.250%	08/15/2013	50,400	54,429	55,397
U.S. Treasury Notes	4.250%	11/15/2013	37,400	40,130	41,556
U.S. Treasury Notes	4.250%	11/15/2014	25,100	27,182	27,965
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,827	28,500
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,531
U.S. Treasury Notes	4.625%	11/15/2016	119,800	131,729	134,949
U.S. Treasury Notes	4.625%	02/15/2017	84,000	88,920	92,803
U.S. Treasury Notes	4.875%	08/15/2016	292,200	324,935	330,724
U.S. Treasury Notes	5.125%	05/15/2016	79,590	89,858	92,551

				$1,713,536	$1,742,982

(2)	Market value includes $12,844 of interest payable on short sales.

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	37,777	04/2008	$0	$(212)	$(212)
Buy	BRL	118,221	07/2008	2,300	0	2,300
Sell		85,111	07/2008	619	(573)	46
Buy		48,642	12/2008	694	0	694
Sell		34,443	12/2008	375	(75)	300
Sell	CAD	28,991	04/2008	873	0	873
Buy	CLP	499,300	12/2008	95	0	95
Buy	CNY	132,545	04/2008	635	0	635
Sell		132,545	04/2008	0	(390)	(390)
Buy		205,361	07/2008	1,866	0	1,866
Sell		205,361	07/2008	0	(1,748)	(1,748)
Sell	DKK	114,960	06/2008	0	(890)	(890)
Buy	EUR	2,335	04/2008	0	(2)	(2)
Sell		169,834	04/2008	0	(3,232)	(3,232)
Buy	GBP	234	04/2008	0	(1)	(1)
Sell		72,006	04/2008	52	(367)	(315)
Sell	HKD	990	05/2008	0	0	0
Buy	INR	622,291	05/2008	285	0	285
Buy		28,658	08/2008	0	(16)	(16)
Sell	JPY	85,458,411	04/2008	0	(43,494)	(43,494)
Buy		24,444,028	05/2008	1,739	(1,108)	631
Sell		86,475,330	05/2008	2,812	0	2,812
Buy	KRW	25,356,787	05/2008	0	(1,851)	(1,851)
Sell		7,221,340	05/2008	608	0	608
Buy		5,362,966	08/2008	0	(283)	(283)
Sell		13,888,691	08/2008	592	0	592
Buy	MXN	12,004	07/2008	34	0	34
Sell		13,828	07/2008	0	(40)	(40)
Buy	MYR	160,499	05/2008	2,016	0	2,016
Sell	NZD	2,375	04/2008	35	0	35
Buy	PHP	210,992	05/2008	0	(202)	(202)
Buy	PLN	484	07/2008	39	0	39
Buy	RUB	31,606	07/2008	83	0	83
Buy		353,753	11/2008	519	0	519
Sell		8,346	11/2008	0	(9)	(9)
Buy	SGD	1,263	05/2008	30	0	30
Buy		2,734	08/2008	59	0	59
Buy		14,176	11/2008	276	0	276
Buy	TWD	166,214	09/2008	89	0	89

				$16,725	$(54,493)	$(37,768)

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$1,013

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	1,019

Total Aruba (Cost $1,741)			2,032

AUSTRALIA 1.3%

Queensland Treasury Corp.
6.000% due 06/14/2011	AUD	15,000	13,408

Seven Media Group
9.392% due 02/07/2013		610	515
9.402% due 02/07/2013		2,438	2,061
9.835% due 02/07/2013		76	64

Total Australia (Cost $15,415)			16,048

BERMUDA 0.3%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (k)		$3,800	3,453

Total Bermuda (Cost $3,768)			3,453

CANADA 3.1%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	19,000	19,345

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,081

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,427

Honda Canada Finance, Inc.
3.799% due 03/26/2012		12,000	11,532

Province of Ontario Canada
6.200% due 06/02/2031		200	239

Province of Quebec Canada
5.750% due 12/01/2036		900	1,008

Total Canada (Cost $37,492)			38,632

CAYMAN ISLANDS 1.6%

Foundation Re II Ltd.
9.820% due 11/26/2010		$500	511

Longpoint Re Ltd.
8.050% due 05/08/2010		700	710

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	1,003
1.466% due 12/31/2049		300,000	3,042
8.375% due 01/29/2049		$1,500	1,495

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,367

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,232

Mystic Re Ltd.
9.390% due 12/05/2008		$250	248
12.090% due 12/05/2008		350	347

Pylon Ltd.
8.517% due 12/29/2008	EUR	1,500	2,380

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$400	400

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		700	713

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	7,906	$78

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,657

STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	998

Vita Capital III Ltd.
5.829% due 01/01/2011		$2,300	2,250

Total Cayman Islands (Cost $19,579)			19,431

DENMARK 1.4%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	104	22

Nykredit Realkredit A/S
4.000% due 01/01/2010		23,500	4,940
5.000% due 10/01/2038		10,998	2,194
6.000% due 10/01/2029		742	162

Realkredit Danmark A/S
4.000% due 01/01/2010		27,200	5,723
5.000% due 10/01/2038		25,616	5,115

Total Denmark (Cost $16,327)			18,156

FRANCE 3.5%

AXA S.A.
3.750% due 01/01/2017	EUR	397	791

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	2,417

Credit Agricole S.A.
3.140% due 05/28/2010		$4,300	4,303

France Government Bond
4.000% due 04/25/2014	EUR	600	956
4.000% due 10/25/2014		3,100	4,927
4.000% due 04/25/2055		400	557
4.750% due 04/25/2035		700	1,122
5.750% due 10/25/2032		4,100	7,491

French Treasury Notes
3.500% due 01/12/2009		13,800	21,726

Total France (Cost $41,449)			44,290

GERMANY 13.6%

Deutsche Bank AG
5.375% due 10/12/2012		$2,300	2,407
6.000% due 09/01/2017		1,900	1,983

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	530	837

Republic of Germany
4.250% due 01/04/2014		26,500	43,060
4.500% due 01/04/2013		3,040	4,987
4.750% due 07/04/2028		1,300	2,114
4.750% due 07/04/2034		4,100	6,657
5.000% due 01/04/2012		3,200	5,295
5.500% due 01/04/2031		6,200	11,060
5.625% due 01/04/2028		35,800	64,503
6.250% due 01/04/2024		5,200	9,929
6.250% due 01/04/2030		3,100	6,011
6.500% due 07/04/2027		5,980	11,838

Total Germany (Cost $167,032)			170,681

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$1,900	$1,438

Kaupthing Bank HF
5.750% due 10/04/2011		900	719

Total Iceland (Cost $2,803)			2,157

IRELAND 1.4%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,212

Bank of Ireland
2.589% due 12/19/2008		$2,400	2,398

Cars Alliance Funding PLC
4.750% due 10/08/2023	EUR	2,300	3,483

Celtic Residential Irish Mortgage Securitisation
4.535% due 06/13/2035		2,093	3,206

Immeo Residential Finance PLC
4.766% due 12/15/2016		1,759	2,495

Osiris Capital PLC
9.258% due 01/15/2010		$500	505

SC Germany Auto
4.333% due 08/11/2015	EUR	958	1,486

Talisman Finance PLC
4.776% due 04/22/2017		847	1,313

Total Ireland (Cost $16,516)			18,098

ITALY 2.2%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	6,900	11,055
4.500% due 05/01/2009		4,150	6,592
5.500% due 11/01/2010		1,400	2,301

Locat Securitisation Vehicle Srl
4.738% due 12/12/2024		1,610	2,481

Siena Mortgages SpA
4.836% due 12/16/2038		3,016	4,600

Total Italy (Cost $24,633)			27,029

JAPAN 23.3%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,364

Japan Government Bond
1.100% due 09/20/2012	JPY	4,500,000	45,936
1.600% due 09/20/2013		1,030,000	10,803
1.800% due 06/20/2017		4,000,000	42,267
2.300% due 06/20/2035		2,440,000	24,200
2.400% due 03/20/2034		590,000	5,997
2.500% due 09/20/2035		2,130,000	22,010
2.500% due 06/20/2036		1,770,000	18,218
2.500% due 09/20/2036		1,250,000	12,859
2.500% due 09/20/2037		680,000	6,994

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		443,080	4,367
1.000% due 06/10/2016		1,523,590	15,153
1.100% due 12/10/2016		1,793,580	17,974
1.200% due 03/10/2017		170,850	1,723
1.200% due 06/10/2017		4,141,000	41,565
1.200% due 12/10/2017		1,172,340	11,750

JLOC LLC
1.222% due 01/15/2015		92,796	923

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,164

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	100,000	$1,005
1.880% due 12/01/2049		200,000	2,021
5.625% due 07/29/2049		$900	763

Total Japan (Cost $264,547)			292,056

JERSEY, CHANNEL ISLANDS 0.6%

Haus Ltd.
4.512% due 12/10/2037	EUR	816	1,274

HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	5,812

Total Jersey, Channel Islands (Cost $6,671)			7,086

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,113

Total Mexico (Cost $1,200)			1,113

NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	1,006

Total Netherlands Antilles (Cost $851)			1,006

NETHERLANDS 2.0%

Delphinus BV
4.568% due 04/25/2093	EUR	2,000	3,115
4.672% due 11/28/2031		2,982	4,628

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$600	722

Dutch Mortgage Portfolio Loans BV
4.608% due 11/20/2035	EUR	1,873	2,833

Dutch Mortgage-Backed Securities BV
4.450% due 07/02/2077		364	573
4.614% due 11/02/2035		142	223
4.970% due 10/02/2079		811	1,251

Generali Finance BV
5.479% due 02/28/2049		900	1,235

Globaldrive BV
4.622% due 06/20/2015		800	1,187

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		336	525

Netherlands Government Bond
3.750% due 07/15/2014		2,700	4,255
5.000% due 07/15/2011		2,100	3,447

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$800	801

Total Netherlands (Cost $19,943)			24,795

NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	952

Total New Zealand (Cost $420)			952

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.2%

VTB Capital S.A.
6.875% due 12/11/2008		$2,100	$2,131

Total Russia (Cost $2,109)			2,131

SPAIN 0.8%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,375

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,258

Spain Government Bond
4.200% due 07/30/2013	EUR	2,900	4,652
4.200% due 01/31/2037		1,300	1,879
5.750% due 07/30/2032		30	54

Total Spain (Cost $9,482)			10,218

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$2,900	2,972

Total Switzerland (Cost $2,896)			2,972

TUNISIA 0.3%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,505

Total Tunisia (Cost $3,146)			3,505

UNITED KINGDOM 2.0%

Barclays Bank PLC
6.050% due 12/04/2017		$7,900	7,725
7.434% due 09/29/2049		2,500	2,265

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	4,056	6,372

HBOS PLC
5.920% due 09/29/2049		$3,900	2,874

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,737

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	372

Weather Investments II SARL
8.000% due 12/17/2014	EUR	1,000	1,551

XL Capital Europe PLC
6.500% due 01/15/2012		$300	283

Total United Kingdom (Cost $23,592)			25,179

UNITED STATES 64.4%

ASSET-BACKED SECURITIES 2.0%

AFC Home Equity Loan Trust
3.309% due 12/22/2027		$30	22

Amortizing Residential Collateral Trust
3.299% due 10/25/2031		34	32

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		54	51

BA Credit Card Trust
3.890% due 04/15/2013		8,900	8,813

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		46	40
2.999% due 10/27/2032		83	78
3.049% due 03/25/2043		57	55

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
3.518% due 09/15/2010		$1,700	$1,696

Chase Issuance Trust
3.609% due 05/16/2011 (a)		3,100	3,100

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,300	2,300

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		29	26

HSI Asset Securitization Corp. Trust
2.659% due 05/25/2037		1,100	1,040

MBNA Credit Card Master Note Trust
2.808% due 09/15/2011		900	892

Residential Asset Mortgage Products, Inc.
3.159% due 06/25/2032		30	30

Residential Asset Securities Corp.
3.099% due 07/25/2032		121	110

Saxon Asset Securities Trust
3.139% due 01/25/2032		28	28

SLC Student Loan Trust
3.045% due 02/15/2015		3,484	3,466

SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,173

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		2,101	2,023
2.839% due 11/25/2035		328	323

			25,298

BANK LOAN OBLIGATIONS 0.9%

Daimler Finance North America LLC
6.800% due 08/03/2012		8,457	7,035

Ford Motor Co.
5.800% due 12/15/2013		987	812

Georgia-Pacific Corp.
4.446% due 12/20/2012		150	140
4.740% due 12/20/2012		1,619	1,504
4.835% due 12/20/2012		190	177

HCA, Inc.
4.946% due 11/16/2013		1,881	1,732

			11,400

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		3,000	2,981

CORPORATE BONDS & NOTES 12.1%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	517

American Express Co.
7.000% due 03/19/2018		5,900	6,209

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,670
5.850% due 01/16/2018		$3,000	2,952

Amgen, Inc.
3.170% due 11/28/2008		2,400	2,398

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,062

AutoZone, Inc.
5.875% due 10/15/2012		800	811

Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	5,638
8.000% due 12/29/2049		$4,600	4,615

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		3,700	3,707
7.250% due 02/01/2018		10,600	10,981

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Boston Scientific Corp.
6.000% due 06/15/2011		$1,000	$980
6.400% due 06/15/2016		1,700	1,594

Charter One Bank N.A.
3.294% due 04/24/2009		4,500	4,474

Citigroup Capital XXI
8.300% due 12/21/2057		8,800	8,697

Citigroup, Inc.
6.000% due 08/15/2017		2,300	2,273

CNA Financial Corp.
6.000% due 08/15/2011		800	823

Cox Communications, Inc.
6.750% due 03/15/2011		700	730

CVS Caremark Corp.
5.750% due 08/15/2011		300	314

Daimler Finance North America LLC
3.218% due 03/13/2009		3,300	3,260
4.875% due 06/15/2010		300	302
5.750% due 09/08/2011		400	409

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		700	688
5.800% due 01/12/2009		1,300	1,239
7.250% due 10/25/2011		1,000	823

General Electric Capital Corp.
2.941% due 12/12/2008		1,700	1,704
4.625% due 09/15/2066	EUR	1,000	1,372
6.375% due 11/15/2067		$2,400	2,353

General Motors Acceptance Corp.
7.430% due 12/01/2021		46	47

GMAC LLC
4.315% due 05/15/2009		1,600	1,368
4.750% due 09/14/2009	EUR	600	783
6.000% due 04/01/2011		$2,600	2,017
6.750% due 12/01/2014		1,000	709
7.000% due 02/01/2012		1,200	914

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	2,200	2,059
5.375% due 02/15/2013	EUR	800	1,216
6.250% due 09/01/2017		$2,900	2,926
6.750% due 10/01/2037		1,100	1,026

HCP, Inc.
5.950% due 09/15/2011		300	291

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	944

International Lease Finance Corp.
5.350% due 03/01/2012		1,000	986

Johnson Controls, Inc.
5.250% due 01/15/2011		900	930

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		760	783

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,661
6.000% due 01/15/2018		$4,900	5,123

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	2,869
6.000% due 10/01/2017		$5,500	5,747

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,300	1,141

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	1,039

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	3,249

Kraft Foods, Inc.
6.250% due 06/01/2012		900	938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	$3,700	$3,603

Lennar Corp.
5.950% due 10/17/2011	900	765

Loews Corp.
5.250% due 03/15/2016	300	301

Macys Retail Holdings, Inc.
4.800% due 07/15/2009	300	297

Masco Corp.
5.875% due 07/15/2012	300	303

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009	400	392

Mizuho JGB Investment LLC
9.870% due 12/29/2049	400	402

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	500	503

Morgan Stanley
6.250% due 08/28/2017	400	399

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	900	941

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	1,000	991

NiSource Finance Corp.
5.400% due 07/15/2014	300	297

Reynolds American, Inc.
3.500% due 06/15/2011	400	376

Ryder System, Inc.
3.500% due 03/15/2009	1,000	1,005

Sara Lee Corp.
6.250% due 09/15/2011	900	955

SB Treasury Co. LLC
9.400% due 12/29/2049	2,900	2,938

Sealed Air Corp.
6.950% due 05/15/2009	800	825

Sprint Capital Corp.
8.750% due 03/15/2032	200	169

Sprint Nextel Corp.
6.000% due 12/01/2016	700	545

State Street Capital Trust IV
3.800% due 06/15/2037	2,400	1,806

SUPERVALU, Inc.
7.500% due 11/15/2014	200	203

Target Corp.
7.000% due 01/15/2038	2,800	2,887

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	2,800	2,818

Verizon Communications, Inc.
4.350% due 02/15/2013	4,000	3,925
5.500% due 04/01/2017	700	691

Viacom, Inc.
5.750% due 04/30/2011	2,000	2,023

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	2,400	2,400

Wells Fargo & Co.
4.375% due 01/31/2013	2,500	2,491

World Savings Bank FSB
3.168% due 05/08/2009	4,700	4,708

		151,320

MORTGAGE-BACKED SECURITIES 8.8%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	244	237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Assets Trust
5.246% due 11/25/2046	$1,356	$1,081

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,316	1,187

Banc of America Funding Corp.
4.622% due 02/20/2036	1,187	1,137
6.142% due 01/20/2047	348	302

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	3,098	2,850

BCAP LLC Trust
2.769% due 01/25/2037	5,010	3,534

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	6,815	6,521
4.409% due 05/25/2034	701	689
4.488% due 02/25/2034	51	47
4.550% due 08/25/2035	6,990	6,732
4.641% due 10/25/2033	351	336
4.641% due 05/25/2034	269	262
4.777% due 11/25/2034	516	501

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	1,719	1,414
5.808% due 11/25/2036	5,261	4,123
5.936% due 02/25/2036	3,075	2,275

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	2,462	2,084

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	1,287	1,223
4.748% due 08/25/2035	1,355	1,347
4.900% due 10/25/2035	7,093	6,772

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	484	424
6.000% due 01/25/2037	1,908	1,541

Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	3,704	2,788
2.929% due 02/25/2035	559	466
4.800% due 11/25/2034	473	445
4.842% due 04/20/2035	247	234
6.136% due 08/25/2034	147	132

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	661	614
5.104% due 07/25/2033	51	48
5.638% due 05/25/2032	27	26
6.500% due 04/25/2033	96	92

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	391	377
4.749% due 07/25/2033	170	169
5.370% due 08/25/2035	251	236

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	65	52
5.500% due 09/25/2034	1,951	1,918

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	503	477

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	73	70

GSR Mortgage Loan Trust
4.513% due 03/25/2033	362	341

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	873	665
5.076% due 05/19/2033	558	542
5.137% due 07/19/2035	121	116

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	140	127

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,217	1,087

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	$1,300	$1,276
6.465% due 11/15/2035	2,300	2,364

JPMorgan Mortgage Trust
4.389% due 11/25/2033	373	355
5.023% due 02/25/2035	737	670

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	185	184

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	500	479

Mellon Residential Funding Corp.
3.561% due 12/15/2030	861	830

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	1,163
5.957% due 08/12/2049	2,700	2,730

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	4,320	3,472
2.849% due 08/25/2036	363	248
6.852% due 02/25/2033	278	278

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,857	1,745

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	3,851	3,146
2.809% due 04/25/2046	420	320

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	215	182
6.500% due 03/25/2032	94	90

Sequoia Mortgage Trust
2.886% due 07/20/2033	898	857
2.909% due 10/19/2026	466	443

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	244	219
4.590% due 04/25/2034	560	530
5.210% due 09/25/2034	1,145	1,114

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,899	1,408
2.809% due 05/25/2046	971	736
2.849% due 07/19/2034	256	223

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	8,443	7,782
5.572% due 10/15/2048	4,300	4,267

WaMu Mortgage Alternative Pass- Through Certificates
5.266% due 07/25/2046	720	460

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	1,473	1,140
2.859% due 11/25/2045	644	520
2.909% due 01/25/2045	674	538
3.139% due 12/25/2027	2,338	2,074
4.138% due 08/25/2034	1,612	1,561
4.208% due 06/25/2033	236	235
4.229% due 03/25/2034	1,087	1,085
5.740% due 03/25/2033	1,391	1,388

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	6,855	6,545

		110,298

MUNICIPAL BONDS & NOTES 1.3%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,916
5.000% due 12/01/2037	600	585

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	270	214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	$1,200	$954

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	400	404

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	285

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	5,041
6.500% due 06/01/2023	765	750

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	912

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	100

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	370	312

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	207

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	1,400	1,404

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	37

		16,121

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049	130	1,355

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 38.7%

Fannie Mae
2.799% due 10/27/2037	$5,700	5,400
4.196% due 11/01/2034	6,089	6,149
4.933% due 12/01/2034	945	951
5.000% due 07/01/2018 - 04/01/2038	11,551	11,330
5.000% due 07/01/2035 - 03/01/2036 (f)	10,542	10,452
5.500% due 10/01/2017 - 05/01/2038	107,749	108,835
5.500% due 11/01/2032 - 09/01/2037 (f)	111,310	112,543
5.999% due 03/01/2024	23	23
6.000% due 01/01/2036 - 03/01/2038	45,540	46,701
6.000% due 02/01/2036 - 11/01/2037 (f)	112,273	115,145
6.470% due 09/25/2012	1,000	1,137
6.500% due 06/01/2029 - 04/01/2038	12,714	13,171
6.500% due 08/01/2037 - 10/01/2037 (f)	2,574	2,669
6.954% due 11/01/2023	10	11
9.000% due 04/01/2016	5	5
15.750% due 12/01/2011	1	1

Federal Farm Credit Bank
7.530% due 04/15/2009	475	501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
5.750% due 08/15/2011	$500	$548

Federal Housing Administration
7.400% due 02/01/2021	138	139

Financing Corp.
0.000% due 12/27/2018	12,100	7,636

Freddie Mac
3.168% due 12/15/2030	589	576
4.500% due 02/15/2020	9,100	9,229
5.000% due 12/15/2031	3,600	3,589
5.125% due 11/17/2017	5,900	6,349
5.311% due 04/01/2037	1,916	1,954
5.414% due 04/01/2037	157	161
5.500% due 07/01/2037 (f)	1,974	1,996
5.722% due 10/25/2044	4,414	4,372
6.982% due 02/01/2029	337	342
7.260% due 05/01/2023	76	77

Ginnie Mae
3.418% due 02/16/2030	262	259
5.125% due 12/20/2023 - 12/20/2026	79	79
5.625% due 07/20/2022 - 09/20/2026	169	171
6.000% due 08/20/2034	4,337	4,440
6.250% due 01/20/2030	80	82
6.375% due 05/20/2022 - 05/20/2030	372	380
8.500% due 01/15/2030 - 02/15/2031	194	214

Small Business Administration
6.640% due 02/01/2011	201	209
7.640% due 03/10/2010	36	37

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,442
7.140% due 05/23/2012	1,000	1,147

		483,452

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds
8.125% due 05/15/2021	1,690	2,394

U.S. Treasury Strips
0.000% due 08/15/2024	3,500	1,660

		4,054

Total United States (Cost $810,668)		806,279

SHORT-TERM INSTRUMENTS 21.8%

COMMERCIAL PAPER 2.9%

Federal Home Loan Bank
1.500% due 04/01/2008	$34,200	34,200

UBS Finance Delaware LLC
2.940% due 06/06/2008	1,700	1,691

		35,891

REPURCHASE AGREEMENTS 2.9%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	10,000	10,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $10,247. Repurchase proceeds are $10,000.)

Deutsche Bank AG
1.200% due 04/01/2008	22,100	22,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $22,567. Repurchase proceeds are $22,101.)

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$4,882	$4,882
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $4,981. Repurchase proceeds are $4,882.)

		36,982

U.S. TREASURY BILLS 16.0%
0.849% due 04/17/2008 - 07/24/2008 (b)(c)(d)	200,900	200,359

Total Short-Term Instruments (Cost $273,526)		273,232

VALUE (000S)
PURCHASED OPTIONS (i) 1.6%
(Cost $8,626)	$20,355

Total Investments 146.3% (Cost $1,774,432)	$1,830,886

Written Options (j) (1.0%) (Premiums $8,337)	(13,291)

Other Assets and Liabilities (Net) (45.3%)	(566,381)

Net Assets (e) 100.0%	$1,251,214

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $24,124 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $24,463 and derivative instruments with an aggregate depreciation of ($2,403) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $149,064 at a weighted average interest rate of 4.135%. On March 31, 2008 securities valued at $242,805 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $17,505 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	27	$46
90-Day Euribor June Futures	Long	06/2008	98	(74)
90-Day Euribor June Futures	Short	06/2009	68	7
90-Day Euribor March Futures	Short	03/2009	521	97
90-Day Euribor September Futures	Short	09/2009	313	0
90-Day Eurodollar December Futures	Long	12/2009	1,870	1,101
90-Day Eurodollar June Futures	Short	06/2009	247	(70)
90-Day Eurodollar March Futures	Long	03/2010	315	30
90-Day Eurodollar September Futures	Long	09/2009	3,019	2,116
Australia Government 10-Year Bond June Futures	Short	06/2008	85	(20)
Euro-Bobl June Futures	Short	06/2008	259	500
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	831	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	885	(528)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	618	0
Euro-Bund June Futures Put Options Strike @ EUR 110.500	Long	06/2008	267	4
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	100	64
Euro-Schatz June Futures	Short	06/2008	1,697	1,670
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	971	0
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	726	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	962	51
U.S. Treasury 5-Year Note June Futures	Long	06/2008	598	(350)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,622	6,321
U.S. Treasury 10-Year Note June Futures	Short	06/2008	189	(86)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	57	40
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	68	17
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	90	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	63	(32)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	24	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	182	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	92	(58)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	79	(221)

				$10,565

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$500	$8
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	600	10
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$1,100	(5)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	RBS		2,800	21
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	BCLY		1,000	14
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		800	14
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		800	33
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		400	17
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	1,700	60
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$1,400	(10)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM		5,500	(314)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		5,100	(255)
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	MLP		1,000	59
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		1,700	50
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		8,100	(8)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	MLP		9,000	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		6,600	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		3,100	6
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		6,500	15
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		900	33
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		800	17
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	800	17
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	MSC		$700	23
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		300	3
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		1,000	2
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		300	1
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		400	3
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%	)	06/20/2013	BNP		1,000	(2)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	BEAR		700	9
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	BOA		600	10
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		400	7
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		6,300	3
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		3,300	(61)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		5,100	(90)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		1,100	(183)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		1,000	144
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		1,900	492
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		600	(3)
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		2,600	688
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%		03/20/2009	GSC		2,100	(103)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		2,300	(466)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		1,100	88
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		3,000	(8)
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		300	33
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		1,000	7
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	600	2
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$1,000	60
International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%	)	06/20/2012	BEAR		2,000	156
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		400	55
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	CSFB		900	12
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		1,600	132
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		2,600	62
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		1,700	42
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		600	15
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		900	211
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	900	17
Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	BEAR		$1,000	33
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		3,000	(26)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		3,700	(32)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		900	30
Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	MSC		900	8
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		300	7
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		400	6
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		300	7
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		300	27
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	MLP		1,400	58
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	UBS		1,000	56
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	DUB		4,800	(34)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		2,900	(20)

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		$2,400	$(11)
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		2,100	(1)
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		5,900	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		1,500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		1,200	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,200	(95)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB		1,100	56
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH		1,000	8
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		300	20
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		300	1
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		300	1
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		800	12
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		5,900	10
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%	)	03/20/2009	BCLY		1,000	4
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		900	10
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,000	63
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY		$900	6
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		3,000	(184)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC		300	(18)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC		1,500	(82)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		700	(35)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		600	(145)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	DUB		23,300	(87)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		9,300	(35)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		11,900	48
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016	BEAR		700	167
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		600	1
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		400	24
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		200	(2)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	600	29
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH		$700	36
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		300	9
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		800	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		1,900	104
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017	BCLY		600	37
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		400	42

								$1,265

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$4,400	$(9)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		4,400	315
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB		600	(54)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	CITI		9,300	(799)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		1,100	(47)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		1,200	(25)
Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	LEH		1,200	(23)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		1,984	(35)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		10,912	(193)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,000	135
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA		4,400	297
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		9,000	600
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	JPM		2,100	141
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		8,900	589
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		9,400	633
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		4,700	316
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		13,700	764
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		91,600	3,729
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		7,700	44
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	5,300	606
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		2,300	265
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		700	80
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		1,900	215
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$1,100	67

								$7,611

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	23,700	$(216)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		52,430	(465)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		16,800	(61)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		16,800	(53)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	2,300	(75)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	GSC		$264,600	4,043
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		19,100	49
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		298,100	3,445
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		40,400	284
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		144,700	(6,160)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		49,300	(599)
Receive	3-Month USD-LIBOR	5.000%	12/18/2015	BCLY		175,200	(1,214)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		24,500	(1,717)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		2,100	(197)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		22,000	(1,575)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		5,800	(437)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		1,500	(166)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		7,800	(772)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		6,100	(602)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		41,000	(4,212)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		32,400	2,065
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		14,500	750
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		69,500	4,327
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		23,100	748
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		6,400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		40,500	70
Receive	3-Month USD-LIBOR	6.000%	12/17/2031	GSC		13,400	(3,052)
Receive	3-Month USD-LIBOR	6.000%	12/17/2031	MSC		5,500	(1,455)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		15,000	(640)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		27,600	(2,388)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	9,000	56
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		17,000	185
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		14,200	111
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		2,300	(49)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		1,400	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		3,000	(58)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		600	(14)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		10,800	(175)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	38,900	(1,420)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		30,000	(1,050)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		83,500	(494)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		23,700	(130)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		60,400	599
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		54,300	160
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		29,300	117
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		6,800	8
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		22,300	1,556
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		20,000	1,421
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		18,500	190
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		22,100	187
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		6,400	(90)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	6,300	(15)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		29,400	179
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		65,200	367
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		18,700	20
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		29,600	93
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		75,300	474
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		1,400	(89)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	GSC		400	(10)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		20	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		400	(26)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		3,400	(205)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		10,000	(115)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		15,500	200
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		14,200	(192)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		27,100	1,853
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		91,000	(1,616)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		6,600	(36)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		12,400	4
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		51,500	(402)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		14,400	(83)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		7,700	104
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		30,600	373
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		20,500	379

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC	EUR	1,900	$55
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		27,700	1,401
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		7,100	158
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,600	(127)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		11,200	11
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		2,200	3
Receive	6-Month EUR-LIBOR	6.000%	06/18/2034	GSC		500	(29)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		1,300	(136)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		6,700	(685)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		6,800	194
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC	GBP	27,400	61
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		27,400	62
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		12,000	99
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		22,800	230
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		5,900	40
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		9,100	113
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		12,300	142
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		8,000	66
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		18,700	1,297
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		27,500	(139)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		11,600	435
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		10,800	444
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		14,400	589
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		7,300	46
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		22,200	(11)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,500	10
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		2,200	3
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		1,800	13
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		6,400	111
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		700	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		3,900	17
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		10,200	576
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		25,100	128
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		3,300	154
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		5,300	208
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		13,900	782
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		1,300	134
Pay	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		1,000	(71)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	DUB	JPY	1,990,000	(18)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC		4,200,000	11
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	UBS		860,000	(10)
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC		360,000	(99)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2010	GSC		2,000,000	(351)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(105)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		310,000	26
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		1,900,000	207
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		3,520,000	391
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		4,440,000	494
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		7,840,000	1,515
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		2,840,000	594
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		1,900,000	(1,025)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		1,090,000	(304)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		6,050,000	(1,680)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		1,280,000	(413)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	UBS		500,000	(161)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		250,000	(166)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,100,000	2
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,110,000	(796)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		450,000	(273)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,120,000	(1,349)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(215)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	47,900	(1,650)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		13,200	(421)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		24,000	(117)

							$(7,479)

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.200	04/09/2008	EUR	110,000	$8	$0
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	390
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	67
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	305
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	57
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$11,100	295	19
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	1,873
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	39
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	3,946
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	191	80
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	147	373

						$2,382	$7,149

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	27,000	$144	$251
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		$109,200	1,087	3,655
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	1,423
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		96,500	1,131	2,276
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		243,600	2,524	3,313
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	623
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	1,555

								$6,063	$13,096

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	896	$16	$14
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.500	05/23/2008	187	3	3
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	3,013	55	23
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	1,711	31	27
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	169	3	3
Put - CBOT U.S. Treasury 5-Year Note June Futures	103.000	05/23/2008	619	11	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	87.000	05/23/2008	99	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	760	14	12
Put - CBOT U.S. Treasury 10-Year Note June Futures	93.000	05/23/2008	39	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	1,072	20	17
Put - CBOT U.S. Treasury 30-Year Bond June Futures	91.000	05/23/2008	281	5	4

				$160	$110

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2038	$105.000	05/06/2008	$12,600	$2	$0
Call - OTC Fannie Mae 5.500% due 06/01/2038	106.000	06/05/2008	20,000	2	0
Put - OTC Fannie Mae 6.000% due 04/01/2038	93.000	04/07/2008	138,000	16	0
Put - OTC Fannie Mae 6.500% due 04/01/2038	95.500	04/07/2008	6,400	1	0

				$21	$0

(j)	Written options outstanding on March 31, 2008:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	18,000	$134	$39
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$8,000	59	26
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		4,600	36	255
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		5,200	26	29
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,400	74	28
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,400	74	131

						$403	$508

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

]Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	6,200	$94	$74
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		8,800	129	215
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Pay	4.750%	06/18/2008	GBP	4,500	143	85
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		$36,400	978	2,687
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	1,048
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		32,200	1,083	1,863
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.350%	05/01/2008		400	5	4
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.350%	05/01/2008		400	5	1
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		72,000	203	63
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		105,900	2,540	3,644
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	458
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	1,171

								$6,251	$11,313

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	493	$373	$439
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	311	232	219
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	63	66	116
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	152	138	128
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	126	81	91
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	138	92	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	133	102	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	149	106	58
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	120	92	64
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	123	96	87
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	65	74	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	125	118	66

				$1,570	$1,287

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$23,000	$113	$183

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,987	$2,059	0.16%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	3,769	3,453	0.28%

				$5,756	$5,512	0.44%

(l) Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$15,000	$15,429	$16,261
Fannie Mae	5.000%	04/01/2038	35,000	34,196	34,645
Fannie Mae	5.500%	04/01/2038	93,000	93,726	93,886
Fannie Mae	5.500%	05/01/2038	4,000	3,968	3,968
Fannie Mae	6.000%	04/01/2038	27,000	27,127	27,662
Freddie Mac	5.125%	11/17/2017	5,900	6,065	6,314
U.S. Treasury Notes	3.250%	12/31/2009	23,200	23,802	24,131
U.S. Treasury Notes	4.250%	08/15/2013	20,300	21,923	22,313
U.S. Treasury Notes	4.250%	11/15/2013	35,500	37,806	39,401
U.S. Treasury Notes	4.500%	11/15/2015	29,760	31,539	33,436
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,707	2,772
U.S. Treasury Notes	4.500%	05/15/2017	83,900	90,113	92,809
U.S. Treasury Notes	4.625%	07/31/2012	6,000	6,436	6,613
U.S. Treasury Notes	4.625%	02/15/2017	22,900	24,241	25,300
U.S. Treasury Notes	4.875%	05/31/2011	100	109	111
U.S. Treasury Notes	5.125%	05/15/2016	32,100	36,241	37,327

				$455,428	$466,949

(2)	Market value includes $4,373 of interest payable on short sales.

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	12,987	04/2008	$0	$(73)	$(73)
Buy	BRL	74,006	07/2008	2,044	0	2,044
Sell		41,426	07/2008	303	(308)	(5)
Buy		403	12/2008	0	0	0
Sell		17,103	12/2008	169	(46)	123
Buy	CAD	552	04/2008	0	(17)	(17)
Buy	CLP	66,358	07/2008	18	0	18
Sell		83,585	12/2008	0	(16)	(16)
Buy	CNY	50,970	04/2008	244	0	244
Sell		50,970	04/2008	0	(150)	(150)
Buy		45,620	07/2008	394	0	394
Sell		45,620	07/2008	0	(388)	(388)
Sell	DKK	44,568	06/2008	0	(345)	(345)
Buy	EUR	210,914	04/2008	4,069	0	4,069
Sell		2,652	04/2008	1	(2)	(1)
Buy	GBP	19,003	04/2008	99	0	99
Sell		663	04/2008	20	0	20
Sell	HKD	600	05/2008	0	0	0
Buy	HUF	530	07/2008	0	0	0
Buy	INR	240,252	05/2008	110	0	110
Buy		29,643	08/2008	0	(15)	(15)
Buy	JPY	48,645,608	05/2008	10,230	(650)	9,580
Sell		29,385,491	05/2008	0	(9,029)	(9,029)
Buy	KRW	10,025,165	05/2008	0	(755)	(755)
Sell		2,691,790	05/2008	227	0	227
Buy		2,585,638	08/2008	0	(160)	(160)
Sell		3,536,058	08/2008	151	0	151
Buy	MXN	5,546	07/2008	14	0	14
Sell		5,128	07/2008	0	(15)	(15)
Buy	MYR	60,008	05/2008	880	0	880
Sell	NZD	1,407	04/2008	21	0	21
Buy	PHP	132,203	05/2008	0	(126)	(126)
Buy	PLN	371	07/2008	30	0	30
Sell		226	07/2008	0	(8)	(8)
Buy	RUB	18,874	07/2008	49	0	49
Buy		173,070	11/2008	210	0	210
Sell		38,454	11/2008	0	(60)	(60)
Buy	SEK	48,644	06/2008	296	0	296
Buy	SGD	624	05/2008	15	0	15
Buy		2,479	08/2008	57	0	57
Sell		1,746	08/2008	0	(13)	(13)
Buy		8,363	11/2008	163	0	163
Buy	TWD	60,810	09/2008	33	0	33
Buy	ZAR	2,858	07/2008	0	(36)	(36)

				$19,847	$(12,212)	$7,635

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$204

Total Australia (Cost $197)			204

BERMUDA 0.2%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (k)		$700	636

Total Bermuda (Cost $694)			636

CANADA 1.6%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	4,000	4,073

Rogers Wireless, Inc.
7.625% due 12/15/2011		300	323

Total Canada (Cost $4,348)			4,396

CAYMAN ISLANDS 0.8%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$700	698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	653

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	336

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		$500	509

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	384	4

Total Cayman Islands (Cost $2,399)			2,200

DENMARK 3.1%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	30	7

Nykredit Realkredit A/S
4.000% due 01/01/2010		18,400	3,868
6.000% due 10/01/2029		198	43

Realkredit Danmark A/S
4.000% due 01/01/2010		8,800	1,852
5.000% due 10/01/2038		12,212	2,441

Total Denmark (Cost $7,460)			8,211

FRANCE 7.6%

AXA S.A.
3.750% due 01/01/2017	EUR	50	99

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	403

Credit Agricole S.A.
3.140% due 05/28/2010		$900	901
6.637% due 05/29/2049		500	388

France Government Bond
4.000% due 04/25/2014	EUR	9,300	14,813
4.000% due 10/25/2014		700	1,113
4.750% due 04/25/2035		100	160
5.750% due 10/25/2032		1,300	2,375

Total France (Cost $20,313)			20,252

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY 13.3%

Deutsche Bank AG
5.375% due 10/12/2012		$500	$523

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	332

Republic of Germany
4.000% due 07/04/2016		2,900	4,611
4.000% due 01/04/2037		1,000	1,443
4.250% due 01/04/2014		3,800	6,175
4.750% due 07/04/2034		700	1,137
5.000% due 01/04/2012		100	165
5.500% due 01/04/2031		1,500	2,676
5.625% due 01/04/2028		4,740	8,540
6.250% due 01/04/2024		600	1,146
6.500% due 07/04/2027		4,340	8,591

Total Germany (Cost $34,097)			35,339

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$400	303

Kaupthing Bank HF
5.750% due 10/04/2011		200	160

Landsbanki Islands HF
3.792% due 08/25/2009		200	181

Total Iceland (Cost $801)			644

IRELAND 1.5%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Emerald Mortgages PLC
4.569% due 02/15/2035		41	63

Immeo Residential Finance PLC
4.766% due 12/15/2016		391	554

Lusitano Mortgages PLC
4.886% due 12/15/2035		106	164

Total Ireland (Cost $3,339)			3,994

ITALY 2.0%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	961
4.500% due 05/01/2009		1,280	2,033
5.500% due 11/01/2010		400	658

Siena Mortgages SpA
4.836% due 12/16/2038		1,097	1,673

Total Italy (Cost $4,755)			5,325

JAPAN 22.3%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	295

Japan Government Bond
1.100% due 09/20/2012	JPY	640,000	6,533
1.400% due 09/20/2011		270,000	2,775
1.500% due 03/20/2014		160,000	1,671
1.600% due 06/20/2014		460,000	4,836
2.300% due 06/20/2035		440,000	4,364
2.400% due 03/20/2034		180,000	1,830
2.500% due 09/20/2035		370,000	3,823
2.500% due 03/20/2036		20,000	206
2.500% due 06/20/2036		320,000	3,294
2.500% due 09/20/2036		760,000	7,818
2.500% due 09/20/2037		110,000	1,131

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	90,630	$893
1.000% due 06/10/2016		302,700	3,011
1.100% due 12/10/2016		370,740	3,715
1.188% due 02/28/2016		50,802	506
1.200% due 03/10/2017		100,500	1,013
1.200% due 06/10/2017		848,400	8,516
1.200% due 12/10/2017		160,320	1,607

Resona Bank Ltd.
5.850% due 09/29/2049		$500	416

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	100,000	1,005
5.625% due 07/29/2049		$100	85

Total Japan (Cost $53,828)			59,343

JERSEY, CHANNEL ISLANDS 0.4%

Haus Ltd.
4.512% due 12/10/2037	EUR	267	417

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	300	603

Total Jersey, Channel Islands (Cost $873)			1,020

LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $104)			102

NETHERLANDS 1.4%

Delphinus BV
4.568% due 04/25/2093	EUR	500	779
4.672% due 11/28/2031		298	463
4.934% due 06/25/2066		119	187

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$100	120

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079	EUR	811	1,252

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		84	131

Netherlands Government Bond
3.750% due 07/15/2014		200	315
5.000% due 07/15/2011		200	328

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$200	200

Total Netherlands (Cost $3,073)			3,775

RUSSIA 0.1%

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$71	71

VTB Capital S.A.
6.875% due 12/11/2008		200	203

Total Russia (Cost $271)			274

SOUTH KOREA 0.4%

Export-Import Bank of Korea
3.166% due 06/01/2009		$1,000	1,002

Total South Korea (Cost $1,000)			1,002

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 2.0%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,600	$1,445

Spain Government Bond
4.200% due 07/30/2013	EUR	400	641
5.150% due 07/30/2009		1,990	3,196

Total Spain (Cost $5,238)			5,282

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$500	512

Total Switzerland (Cost $499)			512

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	404

Total Tunisia (Cost $363)			404

UNITED KINGDOM 2.0%

Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,173
7.434% due 09/29/2049		600	544
8.250% due 02/28/2049	GBP	300	599

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	196	308

HBOS PLC
5.920% due 09/29/2049		$800	590

HSBC Holdings PLC
6.500% due 05/02/2036		900	873

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	93

XL Capital Europe PLC
6.500% due 01/15/2012		200	189

Total United Kingdom (Cost $5,179)			5,284

UNITED STATES 63.8%

ASSET-BACKED SECURITIES 3.7%

AFC Home Equity Loan Trust
3.309% due 12/22/2027		$15	11

American Express Credit Account Master Trust
2.818% due 03/15/2011		600	599

Amortizing Residential Collateral Trust
3.299% due 10/25/2031		11	11

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		9	8

BA Credit Card Trust
3.890% due 04/15/2013		1,500	1,485

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		8	7
3.049% due 03/25/2043		21	21

Capital Auto Receivables Asset Trust
3.518% due 09/15/2010		700	698

Chase Issuance Trust
3.609% due 05/16/2011 (a)		700	700

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		628	628

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Master Trust I
3.105% due 03/10/2011		$1,100	$1,093

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		10	9

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		43	42

Ford Credit Auto Owner Trust
3.418% due 07/15/2010		2,100	2,093
4.360% due 06/15/2010		700	705

GSAMP Trust
2.889% due 03/25/2034		103	100

MBNA Credit Card Master Note Trust
2.808% due 09/15/2011		600	595
4.900% due 07/15/2011		500	507

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033		44	41

Residential Asset Mortgage Products, Inc.
3.159% due 06/25/2032		10	10

Residential Asset Securities Corp.
3.099% due 07/25/2032		32	29

SLM Student Loan Trust
3.341% due 04/27/2015		43	43

Structured Asset Securities Corp.
2.999% due 05/25/2034		39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		134	134

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		293	282

			9,885

BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012		1,890	1,573

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		1,000	993

CORPORATE BONDS & NOTES 15.7%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	103

American Express Co.
7.000% due 03/19/2018		1,300	1,368

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	358
5.850% due 01/16/2018		$500	492

Amgen, Inc.
3.170% due 11/28/2008		500	500

AT&T, Inc.
6.300% due 01/15/2038		800	776

AutoZone, Inc.
5.875% due 10/15/2012		100	101

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	217

Bank of America Corp.
3.155% due 11/06/2009		500	497
4.750% due 05/23/2017	EUR	500	742
5.750% due 12/01/2017		$500	519

Bank of America N.A.
2.901% due 06/12/2009		1,000	995

Bear Stearns Cos., Inc.
6.400% due 10/02/2017		200	198
6.950% due 08/10/2012		700	701
7.250% due 02/01/2018		1,100	1,140

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BellSouth Corp.
4.240% due 04/26/2021		$1,300	$1,301
5.200% due 09/15/2014		200	200

Boston Scientific Corp.
6.000% due 06/15/2011		200	196
6.400% due 06/15/2016		300	281

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
3.294% due 04/24/2009		1,000	994

CIT Group, Inc.
3.190% due 08/17/2009		600	504

Citigroup Capital XXI
8.300% due 12/21/2057		300	296

Citigroup Funding, Inc.
2.599% due 04/23/2009		1,200	1,186

Citigroup, Inc.
6.000% due 08/15/2017		500	494

CNA Financial Corp.
6.000% due 08/15/2011		300	309

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		760	758

Consumers Energy Co.
5.000% due 02/15/2012		100	101

CVS Caremark Corp.
5.750% due 08/15/2011		200	210

Daimler Finance North America LLC
3.218% due 03/13/2009		500	494
5.750% due 09/08/2011		100	102

DR Horton, Inc.
6.000% due 04/15/2011		200	182

Ford Motor Credit Co. LLC
7.127% due 01/13/2012		500	370

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		100	98

General Electric Capital Corp.
2.941% due 12/12/2008		300	301
6.375% due 11/15/2067		500	490

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	850

GMAC LLC
3.749% due 09/23/2008		$200	189
4.315% due 05/15/2009		500	427
6.000% due 04/01/2011		500	388
6.750% due 12/01/2014		200	142

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	500	468
5.375% due 02/15/2013	EUR	200	304
6.250% due 09/01/2017		$1,500	1,513

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	210

HSBC Finance Corp.
2.669% due 06/19/2009		500	474

International Lease Finance Corp.
5.350% due 03/01/2012		200	197

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		100	103

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	185
6.000% due 01/15/2018		$900	941

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	250
6.000% due 10/01/2017		$1,300	1,358

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$300	$263

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	173

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		2,100	2,067

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		500	487

Masco Corp.
6.125% due 10/03/2016		200	177

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		100	98

Mizuho JGB Investment LLC
9.870% due 12/29/2049		700	702

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	302

Morgan Stanley
3.212% due 05/07/2009		500	492
4.401% due 10/18/2016		200	180

NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	515

Reynolds American, Inc.
3.500% due 06/15/2011		200	188

Sabre Holdings Corp.
7.350% due 08/01/2011		200	169

Sara Lee Corp.
6.250% due 09/15/2011		200	212

SB Treasury Co. LLC
9.400% due 12/29/2049		1,200	1,216

Sealed Air Corp.
5.625% due 07/15/2013		200	209

Sprint Nextel Corp.
6.000% due 12/01/2016		100	78

SUPERVALU, Inc.
7.500% due 11/15/2014		100	102

Target Corp.
7.000% due 01/15/2038		500	516

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	303

U.S. Bancorp
2.708% due 04/28/2009		600	597

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,100	1,585

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,600	1,533

Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	981
6.400% due 02/15/2038		1,100	1,075

Viacom, Inc.
5.750% due 04/30/2011		200	202

Virginia Electric and Power Co.
6.350% due 11/30/2037		500	513

Wal-Mart Stores, Inc.
2.700% due 06/16/2008		500	500

Wells Fargo & Co.
4.375% due 01/31/2013		500	498

Xerox Corp.
9.750% due 01/15/2009		200	208

			41,914

MORTGAGE-BACKED SECURITIES 6.6%

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		368	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037	$903	$637

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,351	1,292
4.409% due 05/25/2034	134	131
4.641% due 10/25/2033	78	75
4.641% due 05/25/2034	54	52

Bear Stearns Alt-A Trust
5.575% due 11/25/2035	413	328
5.808% due 11/25/2036	774	606
5.936% due 02/25/2036	628	464

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	500	493

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	547	463

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	227	216
4.748% due 08/25/2035	261	259

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	315

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	174	170
2.879% due 02/25/2037	433	341
5.250% due 06/25/2035	107	94

Countrywide Home Loan Mortgage Pass- Through Trust
2.979% due 09/25/2034	126	105
6.136% due 08/25/2034	27	24

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	129	120
6.500% due 04/25/2033	19	19

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	60	58
4.749% due 07/25/2033	28	28

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	495	495

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	244	240

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	317	293

GSR Mortgage Loan Trust
4.513% due 03/25/2033	72	68
4.539% due 09/25/2035	428	404
5.312% due 06/25/2034	120	113

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	159	121
5.076% due 05/19/2033	117	113

Impac CMB Trust
4.135% due 07/25/2033	29	27

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,358
5.429% due 12/12/2043	200	196
6.465% due 11/15/2035	600	617

JPMorgan Mortgage Trust
4.389% due 11/25/2033	62	59

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	100	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,100	1,061

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	91	62
6.852% due 02/25/2033	57	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	$49	$40
4.250% due 10/25/2035	372	349

Morgan Stanley Capital I
5.388% due 03/12/2044	500	498

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	865	706

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	20	19

Sequoia Mortgage Trust
2.886% due 07/20/2033	225	214

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	44	40
4.590% due 04/25/2034	112	106

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	194	147
2.819% due 05/25/2036	477	362
2.849% due 07/19/2034	51	45

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	344	327

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	794

WaMu Mortgage Alternative Pass- Through Certificates
5.266% due 07/25/2046	160	102

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	120	96
3.139% due 12/25/2027	395	359
4.208% due 06/25/2033	54	54
5.220% due 02/27/2034	113	107
5.718% due 05/25/2041	29	27

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	861	821
5.609% due 04/25/2036	382	370

		17,614

MUNICIPAL BONDS & NOTES 2.0%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,200	1,169

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	358

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	380

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,200	1,080

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	190

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	400	401

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	353

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$100	$6

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	81

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	477

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	600	600

		5,296

	SHARES
PREFERRED STOCKS 0.7%

DG Funding Trust
4.946% due 12/31/2049	172	1,793

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 34.1%

Fannie Mae
2.699% due 01/25/2021	$217	215
2.799% due 10/27/2037	1,000	947
2.849% due 06/25/2044	76	76
4.196% due 11/01/2034	529	535
4.933% due 12/01/2034	197	198
5.000% due 08/01/2035 (f)	1,183	1,173
5.000% due 04/01/2038	6,000	5,939
5.500% due 10/01/2016 - 04/01/2038	19,136	19,335
5.500% due 06/01/2033 - 09/01/2037 (f)	29,254	29,584
6.000% due 07/01/2036 - 09/01/2036 (f)	12,682	13,008
6.000% due 07/01/2037 - 07/25/2044	10,407	10,674
6.470% due 09/25/2012	1,000	1,137
6.500% due 04/01/2038	3,000	3,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
5.750% due 08/15/2011	$1,000	$1,097

Freddie Mac
5.722% due 10/25/2044	388	385

Ginnie Mae
3.418% due 02/16/2030	75	74
3.468% due 02/16/2030	73	73
5.125% due 11/20/2021 - 12/20/2026	43	43
5.625% due 07/20/2022 - 09/20/2026	100	101
6.000% due 08/20/2034	616	631
6.250% due 01/20/2030	33	33
6.375% due 05/20/2028 - 06/20/2030	129	132

Small Business Administration
6.640% due 02/01/2011	52	54

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,139
7.140% due 05/23/2012	1,000	1,147

		90,837

Total United States (Cost $169,877)		169,905

SHORT-TERM INSTRUMENTS 29.2%

COMMERCIAL PAPER 22.0%

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	$5,400	5,378

Federal Home Loan Bank
1.500% due 04/01/2008	27,300	27,300

Royal Bank of Scotland Group PLC
3.040% due 05/21/2008	6,600	6,572

UBS Finance Delaware LLC
3.020% due 04/30/2008	6,000	5,985
3.035% due 06/02/2008	900	896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano SpA
3.015% due 05/21/2008	$6,600	$6,572

Westpac Trust Securities NZ Ltd.
4.320% due 04/03/2008	5,800	5,799

		58,502

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	3,977	3,977

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,060. Repurchase proceeds are $3,977.)]

U.S. TREASURY BILLS 5.7%
1.329% due 04/24/2008 - 07/24/2008 (b)(d)	15,150	15,096

Total Short-Term Instruments (Cost $77,602)		77,575

PURCHASED OPTIONS (i) 2.3%
(Cost $2,154)		6,090

Total Investments 154.7% (Cost $398,464)		$411,769

Written Options (j) (1.5%) (Premiums $1,967)		(4,003)

Other Assets and Liabilities (Net) (53.2%)		(141,599)

Net Assets (e) 100.0%		$266,167

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $3,730 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $2,645 and derivative instruments with an aggregate depreciation of ($601) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $46,369 at a weighted average interest rate of 4.391%. On March 31, 2008, securities valued at $43,508 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,329 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	7	$9
90-Day Euribor June Futures	Long	06/2008	36	(11)
90-Day Euribor June Futures	Short	06/2009	5	1
90-Day Euribor March Futures	Short	03/2009	59	(11)
90-Day Euribor September Futures	Long	09/2008	37	36
90-Day Euribor September Futures	Short	09/2009	67	0
90-Day Eurodollar December Futures	Long	12/2008	10	37
90-Day Eurodollar December Futures	Long	12/2009	369	235
90-Day Eurodollar June Futures	Short	06/2009	52	(15)
90-Day Eurodollar March Futures	Long	03/2009	12	43
90-Day Eurodollar March Futures	Long	03/2010	52	10

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2008	1	$4
90-Day Eurodollar September Futures	Long	09/2009	698	529
Australia Government 10-Year Bond June Futures	Short	06/2008	57	(13)
Canada Government 10-Year Bond June Futures	Short	06/2008	3	(12)
Euro-Bobl June Futures	Short	06/2008	295	517
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	375	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	241	(166)
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	179	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	20	13
Euro-Schatz June Futures	Long	06/2008	12	(12)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	245	(78)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	169	(67)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	487	1,440
U.S. Treasury 10-Year Note June Futures	Short	06/2008	27	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	37	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	31	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	37	10
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	63	(13)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	32	(131)

				$2,357

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$100	$2
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	200	3
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$900	(4)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		100	2
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		100	4
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	UBS		200	4
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	300	11
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$300	(2)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%	)	09/20/2017	BCLY		200	10
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM		800	(46)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		300	(16)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		200	3
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA		200	6
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	MLP		200	12
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		300	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		3,600	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		2,000	2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		2,100	5
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		500	51
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		200	7
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB		200	0
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		100	2
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	JPM		200	4
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	200	4
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$100	5
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH		200	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		100	1
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	BEAR		100	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	BOA		400	7
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH		200	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		600	(11)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,000	(18)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		200	(33)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		200	51
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		200	52
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		100	0
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		500	132
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		200	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		500	(29)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		300	(61)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		400	32
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		600	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%	)	06/20/2013	BCLY		100	0
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		200	1

82	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	200	$1
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$200	12
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		400	55
International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	GSC		100	14
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		200	17
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		500	12
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		300	8
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		100	3
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		200	47
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	200	4
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$200	21
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		600	(5)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		800	(7)
Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	MSC		200	2
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		100	1
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%	)	12/20/2016	CSFB		200	22
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC		100	6
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%	)	06/20/2017	LEH		400	24
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	DUB		1,000	(7)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		600	(4)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		900	(4)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		100	0
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		200	19
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		900	0
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		200	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		300	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		600	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		300	(24)
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		100	0
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		100	6
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%		05/20/2012	GSC		400	(38)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		700	1
Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011	JPM		200	42
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		200	2
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	200	13
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	CSFB		$200	10
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		400	(18)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		100	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		500	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		100	(24)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%		03/20/2013	BCLY		2,500	(10)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		2,100	(8)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		1,700	9
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016	BEAR		100	24
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		100	0
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		100	6
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		500	(3)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	200	10
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		$200	0
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		200	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		400	22
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017	BCLY		100	6
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		200	2
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		200	21

								$434

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$700	$(1)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		700	33
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB		1,500	(134)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		400	(17)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		300	(6)
Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	LEH		300	(6)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		300	20
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA		6,200	418
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		1,600	107

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	JPM		$700	$47
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		1,700	112
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		1,500	101
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		1,000	67
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		1,700	95
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	DUB		5,800	318
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		19,800	754
Dow Jones CDX N.A. IG8 Index	Sell	0.600%		06/20/2017	BCLY		3,300	(134)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		1,600	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC		500	2
Dow Jones iTraxx Europe 9SEN4 Index	Sell	1.750%		06/20/2018	DUB	EUR	200	2
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY		1,100	126
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		500	58
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		100	11
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		300	34

								$2,016

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,800	$(44)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		10,540	(93)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		4,800	(17)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		4,800	(15)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	200	(6)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$3,900	24
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		35,100	171
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		26,600	307
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,700	41
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		20,200	(860)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		10,900	(132)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		2,800	(130)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		2,700	(201)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		1,000	(69)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		1,400	(137)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		2,400	(11)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		4,300	(27)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		4,600	9
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		300	(45)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		5,200	(168)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		2,900	(92)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		3,300	(140)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		1,400	(76)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	3,000	17
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		6,300	69
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,500	26
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		500	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		1,600	(26)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	6,900	(249)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		3,600	(132)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		15,000	(82)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		6,000	(33)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		41,300	408
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		17,000	57
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		1,400	(52)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		1,000	(38)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		3,900	270
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		2,300	168
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		800	50
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		600	38
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		3,900	40
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,700	31
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		4,500	(63)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	7,800	(32)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(13)

84	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM	EUR	500	$(28)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		100	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		300	(17)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		800	(48)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	109
Pay	6-Month EUR-LIBOR	5.000%	12/15/2011	LEH		1,700	45
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		6,500	180
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		2,100	15
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		3,800	1
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		15,400	(120)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		3,200	43
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	2
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		20,170	94
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		300	6
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		3,000	144
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		1,000	(35)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		400	1
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	1
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		2,100	32
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		1,600	(167)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,500	(153)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		1,400	40
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS	GBP	200	(2)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		4,800	48
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		2,500	19
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,100	8
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		1,100	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		100	1
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		7,800	(95)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		1,900	132
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		2,100	(11)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		1,700	63
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		4,200	172
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		7,800	49
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,600	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		100	0
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		400	3
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		1,800	59
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		400	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		800	4
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		600	12
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		3,700	20
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		1,700	63
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	1
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,900	17
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		100	11
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		300	34
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2010	GSC	JPY	200,000	(35)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(34)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		710,000	28
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		400,000	44
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		1,790,000	153
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		920,000	102
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		550,000	106
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		400,000	84
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		500,000	(270)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		810,000	(225)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		50,000	(16)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(40)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		120,000	0
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		60,000	(43)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		680,000	(500)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		100,000	(61)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(188)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(36)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	8,700	(300)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		4,600	(142)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(28)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		3,000	(96)

							$(2,066)

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	181	$3	$3
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.250	05/23/2008	80	3	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	596	11	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	106	2	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	46	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	84	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	94	2	1

				$ 29	$ 20

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$57	$102
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		$18,700	186	626
Call - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	132
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	285
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	311
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	507
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	802
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		52,200	541	710
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	134
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	674

								$1,525	$4,283

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	2,400	$116	$430
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	80
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$1,700	45	3
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	287
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	135	10
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	977

						$591	$1,787

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Fannie Mae 5.000% due 06/01/2038		$105.313	06/05/2008		$25,000	$3	$0
Call - OTC Treasury Inflation Protected Securities 4.500% due 05/15/2017		128.000	05/06/2008		5,100	0	0
Put - OTC Fannie Mae 5.500% due 04/01/2038		86.000	04/07/2008		14,900	2	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		91.000	04/07/2008		4,000	1	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		26,000	3	0
Put - OTC Fannie Mae 6.500% due 04/01/2038		95.000	04/07/2008		3,800	0	0

						$9	$0

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	107	$81	$95
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	65	48	46
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	13	14	24
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	32	29	27
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	27	17	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	31	21	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	30	23	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	31	22	12
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	25	19	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	26	20	18
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	13	15	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	26	25	14

				$334	$273

86	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	2,800	$42	$33
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		3,500	52	85
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		$6,200	166	458
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	94
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	201
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	229
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		7,200	242	417
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		11,700	34	10
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	542
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		22,700	544	781
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	96
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	509

								$1,535	$3,455

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	3,900	$29	$9
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$1,700	12	5
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		4,000	32	221

						$73	$235

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$5,000	$25	$40

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$468	0.17%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	694	636	0.24%

				$1,146	$1,104	0.41%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$17,200	$16,453	$17,025
Fannie Mae	6.000%	04/01/2038	3,000	3,014	3,074
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,671	6,773
U.S. Treasury Notes	3.000%	02/15/2009	300	306	305
U.S. Treasury Notes	4.250%	08/15/2013	4,400	4,752	4,836
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,478	5,642
U.S. Treasury Notes	4.625%	11/15/2016	9,100	10,006	10,251
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,887	7,093

				$53,567	$54,999

(2)	Market value includes $534 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	217	04/2008	$1	$0	$1
Buy	BRL	12,271	07/2008	366	0	366
Sell		6,781	07/2008	52	(44)	8
Buy		1,401	12/2008	0	(2)	(2)
Sell		3,089	12/2008	34	(6)	28
Sell	CAD	997	04/2008	30	0	30
Buy	CLP	18,098	07/2008	5	0	5
Buy		8,300	12/2008	2	0	2
Buy	CNY	10,844	04/2008	52	0	52
Sell		10,844	04/2008	0	(32)	(32)
Buy		8,337	07/2008	72	0	72
Sell		8,337	07/2008	0	(71)	(71)

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	DKK	40,173	06/2008	$0	$(311)	$(311)
Buy	EUR	148	04/2008	0	0	0
Sell		17,388	04/2008	0	(329)	(329)
Buy	GBP	60	04/2008	0	0	0
Sell		4,071	04/2008	16	(19)	(3)
Buy	HKD	64	05/2008	0	0	0
Buy	HUF	273	07/2008	0	0	0
Buy	INR	51,694	05/2008	24	0	24
Buy	JPY	1,541,152	05/2008	18	(104)	(86)
Sell		5,249,610	05/2008	1	(1,119)	(1,118)
Buy	KRW	2,076,195	05/2008	0	(150)	(150)
Sell		588,230	05/2008	50	0	50
Buy		531,809	08/2008	0	(27)	(27)
Sell		1,125,385	08/2008	48	0	48
Buy	MXN	1,066	07/2008	2	0	2
Sell		934	07/2008	0	(3)	(3)
Buy	MYR	13,167	05/2008	167	0	167
Buy	PHP	19,768	05/2008	0	(19)	(19)
Buy	PLN	102	07/2008	8	0	8
Sell		80	07/2008	0	(3)	(3)
Buy	RUB	2,431	07/2008	6	0	6
Buy		46,748	11/2008	71	0	71
Sell		17,190	11/2008	0	(26)	(26)
Buy	SGD	128	05/2008	3	0	3
Buy		234	08/2008	5	0	5
Buy		1,192	11/2008	23	0	23
Buy	TWD	15,056	09/2008	8	0	8
Buy	ZAR	216	07/2008	0	(3)	(3)

				$1,064	$(2,268)	$(1,204)

88	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Annual Report	March 31, 2008	89

Notes to Financial Statements  (Cont.)

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

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(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based

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Notes to Financial Statements  (Cont.)

on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require

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expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administrative Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%	0.65%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.45%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $919,974 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired

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Notes to Financial Statements  (Cont.)

through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets and Emerging Local Bond Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of the Funds’ pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Funds’ average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%
Emerging Local Bond Fund	1.15%	1.40%	1.55%	—	2.30%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$5
Emerging Local Bond Fund	25

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (Unhedged)	$55,519	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$478,977	$279,401	$2,756,706	$1,088,556
Emerging Local Bond Fund	19,399	10,980	1,259,382	685,445
Emerging Markets Bond Fund	2,497,986	1,780,530	2,041,276	1,625,253
Foreign Bond Fund (Unhedged)	24,893,068	25,045,523	7,509,721	6,685,752
Foreign Bond Fund (U.S. Dollar-Hedged)	29,990,947	30,508,420	10,216,633	10,227,653
Global Bond Fund (Unhedged)	8,396,522	8,723,325	3,644,923	3,578,529
Global Bond Fund (U.S. Dollar-Hedged)	1,814,683	1,890,352	787,760	734,386

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Emerging Markets Bond Fund		Foreign Bond Fund (Unhedged)
	# of Contracts	Premium	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$0	0	$882,900	AUD	0	GBP	165,700	EUR	0	NZD	0	$13,453
Sales	1,122	1,067	18,856	1,792,100		50,600		15,200		125,100		63,085	40,909
Closing Buys	0	0	(9,453)	(1,590,000)		0		(30,500)		(31,200)		(29,800)	(26,450)
Expirations	0	0	(3,988)	(90,700)		0		(135,200)		0		(33,285)	(4,823)
Exercised	0	0	0	0		0		0		0		0	0
Balance at 03/31/2008	1,122	$1,067	5,415	$994,300	AUD	50,600	GBP	15,200	EUR	93,900	NZD	0	$23,089

	Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$1,058,200	AUD	0	GBP	188,600	EUR	0	NZD	0	$15,700
Sales	16,064	1,613,800		44,600		0		70,900		66,492	36,396
Closing Buys	(3,285)	(1,629,700)		0		0		(31,600)		(42,800)	(24,241)
Expirations	(4,812)	(233,500)		0		(188,600)		0		(23,692)	(7,316)
Exercised	(3,144)	(9,000)		0		0		0		0	(958)
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	GBP	0	EUR	39,300	NZD	0	$19,581

	Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$379,000	AUD	0	GBP	63,100	EUR	0	NZD	0	$5,507
Sales	5,263	583,000		18,000		4,500		28,600		22,367	13,722
Closing Buys	(2,111)	(612,100)		0		(38,500)		(13,600)		(13,367)	(9,700)
Expirations	(716)	(20,900)		0		(24,600)		0		(9,000)	(1,053)
Exercised	(438)	0		0		0		0		0	(139)
Balance at 03/31/2008	1,998	$329,000	AUD	18,000	GBP	4,500	EUR	15,000	NZD	0	$8,337

	Global Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$58,900	AUD	0	GBP	13,200	EUR	0	NZD	0	$913
Sales	1,424	156,600		3,900		0		6,300		4,581	3,368
Closing Buys	(305)	(126,400)		0		0		0		(1,781)	(1,728)
Expirations	(693)	(6,000)		0		(13,200)		0		(2,800)	(586)
Exercised	0	0		0		0		0		0	0
Balance at 03/31/2008	426	$83,100	AUD	3,900	GBP	0	EUR	6,300	NZD	0	$1,967

Annual Report	March 31, 2008	95

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund				Emerging Markets Bond Fund
	Year Ended 03/31/2008		Year Ended 03/31/07		Year Ended 03/31/2008		Period from 12/29/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	210,278	$2,305,372	204,211	$2,158,444	198,047	$2,019,819	63,056	$619,995	139,510	$1,517,595	57,421	$637,756
Administrative Class	2,313	25,862	1	10	1,786	18,759	0	0	960	10,459	2,027	22,623
Other Classes	57,143	625,939	32,157	341,185	3,418	34,699	0	0	15,945	173,708	20,065	222,926
Issued as reinvestment of distributions
Institutional Class	41,950	452,451	16,462	175,608	18,905	191,723	360	3,566	12,638	136,545	14,613	162,053
Administrative Class	155	1,652	0	0	130	1,301	0	0	192	2,086	268	2,970
Other Classes	7,960	85,603	2,224	23,715	115	1,144	0	0	4,062	43,934	5,256	58,291
Cost of shares redeemed
Institutional Class	(122,679)	(1,383,343)	(112,637)	(1,202,354)	(111,732)	(1,184,459)	(1,109)	(10,864)	(64,528)	(706,759)	(106,600)	(1,169,001)
Administrative Class	(160)	(1,719)	0	0	(124)	(1,239)	0	0	(2,145)	(23,505)	(1,677)	(18,547)
Other Classes	(20,555)	(224,573)	(11,582)	(122,807)	(344)	(3,383)	0	0	(23,863)	(259,462)	(38,464)	(424,870)
Net increase (decrease) resulting from Fund share transactions	176,405	$1,887,244	130,836	$1,373,801	110,201	$1,078,364	62,307	$612,697	82,771	$894,601	(47,091)	$(505,799)

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	136,768	$1,441,471	70,467	$718,346	89,532	$915,027	82,198	$843,922
Administrative Class	27,129	283,871	62,555	635,212	1,344	13,628	2,058	21,071
Other Classes	21,819	235,051	26,552	270,465	14,425	147,575	15,189	155,948
Issued as reinvestment of distributions
Institutional Class	8,268	87,043	3,760	38,499	5,568	56,667	8,022	82,462
Administrative Class	4,764	50,087	1,384	14,178	134	1,364	185	1,902
Other Classes	2,388	25,070	1,300	13,311	1,250	12,718	2,372	24,383
Cost of shares redeemed
Institutional Class	(107,327)	(1,137,600)	(65,349)	(663,114)	(69,123)	(700,600)	(59,972)	(616,557)
Administrative Class	(19,979)	(217,478)	(3,230)	(32,797)	(2,527)	(25,588)	(2,567)	(26,452)
Other Classes	(24,157)	(252,138)	(16,619)	(168,484)	(25,258)	(256,065)	(30,395)	(312,304)
Net increase resulting from Fund share transactions	49,673	$515,377	80,820	$825,616	15,345	$164,726	17,090	$174,375

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	40,786	$421,465	29,510	$288,181	8,447	$82,668	3,691	$35,624
Administrative Class	10,552	111,251	4,036	39,339	0	0	1	14
Other Classes	0	0	0	0	2,460	23,758	1,061	10,251
Issued as reinvestment of distributions
Institutional Class	4,776	48,548	2,398	23,467	563	5,445	669	6,471
Administrative Class	554	5,661	263	2,571	0	1	0	1
Other Classes	0	0	0	0	84	814	133	1,283
Cost of shares redeemed
Institutional Class	(43,169)	(436,588)	(21,558)	(209,914)	(3,579)	(34,006)	(4,851)	(46,739)
Administrative Class	(2,972)	(29,725)	(2,398)	(23,297)	0	0	(1)	(14)
Other Classes	0	0	0	0	(2,593)	(24,867)	(1,843)	(17,784)
Net increase (decrease) resulting from Fund share transactions	10,527	$120,612	12,251	$120,347	5,382	$53,813	(1,140)	$(10,893)

96	PIMCO Funds	International Bond Funds

March 31, 2008

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11. FEDERAL	INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Developing Local Markets Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, and Foreign Bond Fund (U.S. Dollar-Hedged), incurred $967,946, $823,179, $674,869, and $600, respectively, in CPMF and FTT costs.

Annual Report	March 31, 2008	97

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral (3)
Developing Local Markets Fund	$158,963	$42,809	$(17,031)	$(20,947)	$0	$0
Emerging Local Bond Fund	22,489	0	56,482	(61,214)	0	(5,996)
Emerging Markets Bond Fund	31,999	30,709	15,365	(21,720)	0	0
Foreign Bond Fund (Unhedged)	388,835	0	91,354	(124,703)	0	(12,520)
Foreign Bond Fund (U.S. Dollar-Hedged)	60,129	0	101,638	(144,488)	0	(8,600)
Global Bond Fund (Unhedged)	107,931	0	37,059	(48,622)	0	(868)
Global Bond Fund (U.S. Dollar-Hedged)	4,515	0	6,972	(10,778)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
Developing Local Markets Fund	$4,948,240	$19,955	$(86,947)	$(66,992)
Emerging Local Bond Fund	1,590,944	70,014	(14,138)	55,876
Emerging Markets Bond Fund	3,291,832	97,869	(66,610)	31,259
Foreign Bond Fund (Unhedged)	4,813,672	199,960	(64,314)	135,646
Foreign Bond Fund (U.S. Dollar-Hedged)	4,199,231	193,094	(48,211)	144,883
Global Bond Fund (Unhedged)	1,776,405	76,372	(21,891)	54,481
Global Bond Fund (U.S. Dollar-Hedged)	399,380	16,433	(4,044)	12,389

(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (6)
Developing Local Markets Fund	$560,921	$24,986	$0	$182,863	$31,095	$0
Emerging Local Bond Fund	194,370	76	0	3,562	0	0
Emerging Markets Bond Fund	195,074	36,026	0	185,726	73,340	0
Foreign Bond Fund (Unhedged)	191,455	0	0	77,386	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	90,822	0	0	99,532	19,226	5,106
Global Bond Fund (Unhedged)	57,561	0	0	29,878	0	0
Global Bond Fund (U.S. Dollar-Hedged)	7,641	0	0	6,878	2,475	0

(5)	Includes short-term capital gains, if any, distributed.
(6)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

98	PIMCO Funds	International Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	99

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), and Global Bond Fund (U.S. Dollar-Hedged), seven of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

100	PIMCO Funds	International Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Emerging Local Bond Fund	0.00%	0.00%	1,219	0
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Foreign Bond Fund (Unhedged)	0.01%	0.05%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.50%	0.67%	37,965	15,047
Global Bond Fund (Unhedged)	0.19%	0.26%	19,554	480
Global Bond Fund (U.S. Dollar-Hedged)	1.38%	1.83%	3,741	484

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	101

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

102	PIMCO Funds	International Bond Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	103

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

104	PIMCO Funds	International Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27588-01

PIMCO Funds

Annual Report

MARCH 31, 2008

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term

U.S. Government Fund

PIMCO GNMA Fund

PIMCO Mortgage-Backed

Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local

Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		23
Financial Highlights		152
Statements of Assets and Liabilities		164
Statements of Operations		167
Statements of Changes in Net Assets		170
Statement of Cash Flow		174
Notes to Financial Statements		175
Glossary		191
Report of Independent Registered Public Accounting Firm		192
Federal Income Tax Information		193
Management of the Trust		194
Privacy Policy		196

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	25
Diversified Income Fund	7	32
Emerging Local Bond Fund	8	44
Emerging Markets Bond Fund	9	48
Floating Income Fund	10	54
Foreign Bond Fund (Unhedged)	11	64
Foreign Bond Fund (U.S. Dollar-Hedged)	12	78
Global Bond Fund (U.S. Dollar-Hedged)	13	91
GNMA Fund	14	102
High Yield Fund	15	104
Income Fund	16	113
Investment Grade Corporate Bond Fund	17	119
Long-Term U.S. Government Fund	18	127
Low Duration Fund	19	131
Money Market Fund	20	139
Mortgage-Backed Securities Fund	21	140
Short-Term Fund	22	143

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Global and foreign bond yields generally lagged the comparable U.S. bond market on a hedged basis, while generally outperforming the comparable U.S. bond market on an unhedged basis due to a depreciating U.S. dollar.

•

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

•

Emerging market (“EM”) bonds generally performed well despite the turmoil in U.S. and global capital markets. Holdings of U.S. dollar-denominated EM bonds lagged U.S. Treasuries due to widening EM spreads. Locally-issued EM bonds outpaced U.S. dollar-denominated EM bonds as the U.S. dollar weakened against most EM currencies.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), Emerging Local Bond Fund (A&C shares 7/07), GNMA Fund (A shares 11/00 and B&C shares 5/01), Foreign Bond Fund (Unhedged) (A&C shares 7/04), Investment Grade Corporate Bond Fund (A&C shares 7/04). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO Developing Local Markets Fund	Class A:	PLMAX
	Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged), the Fund’s benchmark index, for the twelve-month period.

•	An overweight to the Philippines benefited relative performance as the Philippines sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•	An underweight in Hong Kong benefited relative performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•

An underweight in Turkey detracted from performance. Turkey posted strong returns, as the Turkish currency appreciated against the U.S. dollar over the twelve-month period. High domestic interest rates in Turkey also provided attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

•	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

•	An underweight to Israel detracted from performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•	An overweight to Indonesia detracted from relative performance as the Indonesia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•

A slight overweight to South Africa detracted from relative performance as the South Africa sub index significantly underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	14.64%	11.25%
PIMCO Developing Local Markets Fund Class A (adjusted)	10.34%	9.76%
PIMCO Developing Local Markets Fund Class C (adjusted)	12.79%	10.42%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	18.88%	13.31%
Lipper Emerging Markets Debt Funds Average	3.28%	8.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	47.8%
Foreign Currency-Denominated Issues	16.8%
Sovereign Issues	10.0%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	6.5%
Asset-Backed Securities	6.4%
Other	4.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,063.34	$1,059.38	$1,018.75	$1,015.00
Expenses Paid During Period†	$6.45	$10.30	$6.31	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund	Class A:	PDVAX
	Class B:	PDVBX
	Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector generally outperformed the credit markets overall.

•

Sector allocation contributed to performance due to an overweight position in the emerging markets sector, which outperformed other credit sectors, and an underweight position in the high-yield sector, which lagged other credit sectors during the period.

•	An overweight position in Russia benefited performance as Russia outperformed the overall emerging markets sector during the period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

•	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short end rates rose during the period.

•	An allocation to asset-backed securities (“ABS”) detracted from performance as ABS spreads widened significantly during the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	2.10%	7.42%
PIMCO Diversified Income Fund Class A (adjusted)	-1.73%	6.54%
PIMCO Diversified Income Fund Class B	1.34%	6.63%
PIMCO Diversified Income Fund Class B (adjusted)	-2.03%	6.55%
PIMCO Diversified Income Fund Class C (adjusted)	0.38%	6.63%
Lehman Brothers Global Credit Hedged USD Index	1.55%	4.83%
1/3 each-Lehman Brothers Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1.43%	7.25%
Lipper Multi-Sector Income Funds Average	1.81%	6.54%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares and 1.90% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	45.0%
Foreign Currency-Denominated Issues	15.6%
U.S. Government Agencies	13.8%
Sovereign Issues	6.8%
Short-Term Instruments	6.2%
Other	12.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.04	$1,010.24	$1,010.23	$1,018.55	$1,014.80	$1,014.80
Expenses Paid During Period†	$6.50	$10.25	$10.25	$6.51	$10.28	$10.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.29% for Class A, 2.04% for Class B, 2.04% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO Emerging Local Bond Fund	Class A:	PELAX
	Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Brazil benefited relative returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), the Fund’s benchmark index, for the twelve-month period.

•	An overweight to Poland benefited performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An overweight to the Czech Republic benefited performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An underweight to Hungary helped relative performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

A slight overweight position in South Africa detracted from performance. The country sub index returned -9.85% over the twelve-month period, underperforming the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which returned 16.48% for the same period.

•

An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Class A	13.11%	11.34%
PIMCO Emerging Local Bond Fund Class A (adjusted)	8.86%	7.99%
PIMCO Emerging Local Bond Fund Class C (adjusted)	11.28%	10.52%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	16.48%	16.30%
Lipper Emerging Markets Debt Funds Average	3.28%	4.48%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.55% and 2.30% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Return Through March 31, 2008

Allocation Breakdown‡

Short-Term Instruments	30.8%
Brazil	16.3%
United States	10.5%
Czech Republic	7.5%
Poland	7.4%
Mexico	7.4%
Turkey	5.0%
Other	15.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,035.17	$1,031.20	$1,018.25	$1,014.50
Expenses Paid During Period†	$6.87	$10.66	$6.81	$10.58

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A, 2.10% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Emerging Markets Bond Fund	Class A:	PAEMX
	Class B:	PBEMX
	Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•

A underweight to emerging markets spread duration since the fourth quarter of 2007 benefited performance, as emerging markets spreads over comparable maturity U.S. Treasuries widened during that time period.

•	An overweight to Russia helped relative performance as the Russia sub index outperformed the JPMorgan Emerging Markets Bond Index Global, the Fund’s benchmark index, during the twelve-month period.

•	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

•	An underweight to Ecuador detracted from relative performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	An out-of-benchmark position in Brazilian local interest rates detracted from performance as local rates rose during the twelve month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	4.57%	11.66%	12.61%	12.07%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	0.65%	10.81%	12.18%	11.67%
PIMCO Emerging Markets Bond Fund Class B	3.80%	10.83%	12.01%	11.51%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	0.44%	10.76%	12.01%	11.51%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	2.84%	10.83%	11.78%	11.24%
JPMorgan Emerging Markets Bond Index Global	4.45%	11.37%	9.58%	9.25%
Lipper Emerging Markets Debt Funds Average	3.28%	12.00%	10.37%	9.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	26.2%
Russia	16.7%
Brazil	13.5%
Short-Term Instruments	10.1%
Mexico	6.1%
Other	27.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,027.48	$1,023.69	$1,023.66	$1,018.75	$1,015.00	$1,015.00
Expenses Paid During Period†	$6.34	$10.12	$10.12	$6.31	$10.08	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO Floating Income Fund	Class A:	PFIAX
	Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating- rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•

The Fund’s allocations to global credit sectors detracted from performance significantly as spreads on emerging markets, global high-yield, and global investment-grade credits widened sharply during the twelve-month period.

•	An emphasis on the emerging markets sector mitigated losses somewhat as the emerging markets sector outperformed the overall credit markets.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the twelve-month period.

•	An allocation to Russia benefited performance as Russia outperformed the 3 Month LIBOR Index over the twelve-month period.

•	Exposure to the brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the twelve-month period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/30/04)*
PIMCO Floating Income Fund Class A	-7.64%	2.78%
PIMCO Floating Income Fund Class A (adjusted)	-9.69%	2.14%
PIMCO Floating Income Fund Class C (adjusted)	-8.77%	2.48%
3 Month LIBOR Index	5.31%	4.36%
Lipper Loan Participation Funds Average	-6.09%	2.16%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.25% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	41.9%
Foreign Currency-Denominated Issues	12.4%
U.S. Government Agencies	11.4%
Short-Term Instruments	11.0%
Mortgage-Backed Securities	7.9%
Bank Loan Obligations	7.6%
Other	7.8%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$919.69	$918.30	$1,020.15	$1,018.65
Expenses Paid During Period†	$4.66	$6.09	$4.90	$6.41

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.97% for Class A, 1.27% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)	Class A:	PFUAX
	Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•

The higher return of the PIMCO Foreign Bond Fund (Unhedged) compared with the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) was primarily due to the decline of the U.S. dollar relative to other developed currencies, such as the euro and the Japanese yen.

•	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

•	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

•	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•

A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	20.47%	7.79%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	15.95%	6.74%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	18.58%	6.97%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	21.54%	8.52%
Lipper International Income Funds Average	14.70%	6.59%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.70% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.8%
Japan	15.5%
Germany	9.0%
Short-Term Instruments	8.5%
Spain	2.7%
Other	13.5%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,151.35	$1,147.10	$1,017.80	$1,014.05
Expenses Paid During Period†	$7.74	$11.76	$7.26	$11.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.44% for Class A, 2.19% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class A:	PFOAX
	Class B:	PFOBX
	Class C:	PFOCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

•	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

•	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•	A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	5.51%	4.20%	5.47%	7.40%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	1.55%	3.41%	5.07%	7.13%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	4.73%	3.42%	4.93%	7.04%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	1.23%	3.34%	4.93%	7.04%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	3.73%	3.42%	4.69%	6.61%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	6.37%	4.35%	5.69%	7.18%
Lipper International Income Funds Average	14.70%	6.97%	6.10%	6.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States

50.1%

Japan

18.2%

Germany

8.2%

France

5.3%

Short-Term Instruments

4.2%

Other

14.0%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,047.17

$
1,043.27

$
1,043.28

$
1,016.75

$
1,013.00

$
1,013.00

Expenses Paid During Period†

$
8.44

$
12.26

$
12.26

$
8.32

$
12.08

$
12.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.65% for Class A, 2.40% for Class B, 2.40% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

12

PIMCO Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A:

PAIIX

Class B:

PBIIX

Class C:

PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•

  An overweight to U.S. duration and a curve steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

•

  An overweight to U.K. duration in September 2007 through March 2008 and a curve steepening bias for the entire year benefited performance as U.K. yields declined and the yield curve steepened.

•

An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•

Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•

An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•

  An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•

A short position in the British pound and a long position in the Korean Won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (10/02/95)*

PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A

6.70%

4.32%

5.56%

6.87%

PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)

2.69%

3.53%

5.16%

6.54%

PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B

5.91%

3.54%

5.01%

6.41%

PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)

2.41%

3.46%

5.01%

6.41%

PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)

4.91%

3.54%

4.77%

6.07%

JPMorgan GBI Global Hedged in USD

7.72%

4.49%

5.82%

6.76%

Lipper Global Income Funds Average

9.48%

6.75%

5.76%

6.50%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated
10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States

41.7%

Short-Term Instruments

19.0%

Japan

14.5%

Germany

8.7%

France

5.0%

Other

11.1%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1055.91

$
1,052.00

$
1,051.98

$
1,015.75

$
1,011.95

$
1,011.95

Expenses Paid During Period†

$
9.51

$
13.39

$
13.39

$
9.32

$
13.13

$
13.13

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.85% for Class A, 2.61% for Class B, 2.61% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report

March 31, 2008

13

PIMCO GNMA Fund

Class A:

PAGNX

Class B:

PBGNX

Class C:

PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

  Duration positioning above that of the Fund’s benchmark index benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41% during the period.

•

A curve-steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•

An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

•

Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the Lehman Brothers GNMA Index.

•

  Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

•

Exposure to commercial mortgage-backed securities detracted from returns as they lagged GNMA mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (07/31/97)

PIMCO GNMA Fund Class A

7.94%

4.64%

6.16%

6.31%

PIMCO GNMA Fund Class A (adjusted)

3.92%

3.85%

5.76%

5.93%

PIMCO GNMA Fund Class B

7.14%

3.86%

5.59%

5.77%

PIMCO GNMA Fund Class B (adjusted)

3.64%

3.78%

5.59%

5.77%

PIMCO GNMA Fund Class C (adjusted)

6.14%

3.87%

5.36%

5.51%

Lehman Brothers GNMA Index

8.08%

4.73%

5.94%

6.05%

Lipper GNMA Funds Average

7.49%

3.87%

5.14%

5.28%

All Fund returns are net of fees and
expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.45% for Class A shares and 2.19% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31,
2008

Allocation Breakdown‡

U.S. Government Agencies

94.2%

Mortgage-Backed Securities

3.3%

Short-Term Instruments

1.9%

Asset-Backed Securities

0.6%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,060.06

$
1,056.09

$
1,056.14

$
1,017.75

$
1,013.90

$
1,014.00

Expenses Paid During Period†

$
7.47

$
11.41

$
11.31

$
7.31

$
11.18

$
11.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.45% for Class A, 2.22% for Class B, 2.20% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

14

PIMCO Funds

PIMCO High Yield Fund

Class A:

PHDAX

Class B:

PHDBX

Class C:

PHDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment-grade but rated at least Caa by
Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or
Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•

  As the home construction and building products sectors underperformed the high-yield market, an underweight to both industry categories was a significant contributor to relative performance.

•

Security selection in the energy sector benefited performance as pipelines outperformed the broader sector by nearly 1.00%.

•

An overweight to healthcare, one of the best performing sectors over the twelve-month period, added to returns.

•

An underweight to consumer non-cyclicals, which outperformed the pharmaceuticals sector, detracted from performance.

•

  As the metals and mining sector posted relatively strong returns, alongside a rally in commodities, an underweight to the sector detracted from relative returns.

•

Exposure to BBB-rated issues, which outperformed all lower-quality tiers of the corporate market, benefited performance.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (12/15/92)*

PIMCO High Yield Fund Class A

-0.71%

7.76%

5.28%

7.78%

PIMCO High Yield Fund Class A (adjusted)

-4.43%

6.94%

4.88%

7.45%

PIMCO High Yield Fund Class B

-1.44%

6.96%

4.73%

7.42%

PIMCO High Yield Fund Class B (adjusted)

-4.68%

6.88%

4.73%

7.42%

PIMCO High Yield Fund Class C (adjusted)

-2.37%

6.96%

4.50%

6.99%

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index

-1.55%

7.83%

5.03%

7.26%

Lipper High Current Yield Funds Average

-4.56%

7.40%

3.32%

6.04%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31,
2008

Allocation Breakdown‡

Corporate Bonds & Notes

62.4%

Short-Term Instruments

12.2%

U.S. Government Agencies

9.8%

Bank Loan Obligations

6.0%

Foreign Currency-Denominated Issues

3.6%

Other

6.0%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
983.73

$
980.09

$
980.09

$
1,020.50

$
1,016.75

$
1,016.75

Expenses Paid During Period†

$
4.46

$
8.17

$
8.17

$
4.55

$
8.32

$
8.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report

March 31, 2008

15

PIMCO Income Fund

Class A:

PONAX

Class C:

PONCX

Portfolio Insights

•

The Fund seeks to maximize current income by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration in the first nine months delivered positive returns. However, the Fund’s lower than index duration during the first quarter of
2008 detracted from performance as rates declined substantially.

•

Curve steepening strategies benefited returns as the yield curve steepened during the period.

•

An overweight to mortgage-backed securities was the primary detractor to Fund performance as spreads widened significantly during the period.

•

An overweight to corporates detracted from performance as spreads widened.

•

Positions in high yield and emerging markets detracted from performance as spreads widened.

Average Annual Total Return for the period ended March 31, 2008

1 Year

Fund Inception (03/30/07)*

PIMCO Income Fund Class A

4.65%

4.64%

PIMCO Income Fund Class A (adjusted)

0.53%

0.52%

PIMCO Income Fund Class C (adjusted)

2.87%

3.86%

Lehman Brothers U.S. Aggregate Index

7.67%

7.65%

Lipper Multi-Sector Income Funds Average

1.81%

1.81%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.92% and 1.67% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies

65.4%

Corporate Bonds & Notes

12.3%

Mortgage-Backed Securities

9.5%

Short-Term Instruments

6.2%

Asset-Backed Securities

4.1%

Other

2.5%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class C

Class A

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,025.11

$
1,021.20

$
1,017.35

$
1,013.55

Expenses Paid During Period†

$
7.75

$
11.57

$
7.72

$
11.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.53% for Class A, 2.29% for Class C), multiplied by the average account value over the period, multiplied by
183/366 (to reflect the one-half year period).

The annualized expense ratio of
1.53% for Class A and 2.29% for Class C reflects net annualized expenses after application of an expense reduction of 0.05% and 0.05%, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16

PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund

Class A:

PBDAX

Class C:

PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Above-benchmark duration over the twelve-month period ended March 31, 2008 enhanced returns as yields declined during the period.

•

The Fund’s curve steepening bias had a positive impact upon the portfolio as the U.S. yield curve steepened over the time period.

•

Above-benchmark exposure to the banking sector, which underperformed, detracted from returns.

•

An underweight to the consumer non-cyclicals sector detracted from performance as this sector performed well over the period.

•

Below-index exposure to the relatively well performing capital goods sector detracted from performance.

•

The Fund’s underweight allocation to insurance securities benefited returns, as this sector underperformed over the period.

•

An overweight exposure to the energy sector benefited returns as these bonds performed well over the period.

•

The Fund’s underweight exposure to real estate investment trust bonds contributed to returns as this sector underperformed.

•

  A small allocation to high-yield securities detracted from performance as investment-grade quality tiers of fixed-income securities outperformed lower-quality tiers.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

Fund Inception (04/28/00)*

PIMCO Investment Grade Corporate Bond Fund Class A

5.92%

5.21%

7.51%

PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)

1.99%

4.41%

6.99%

PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)

4.14%

4.42%

6.70%

Lehman Brothers Credit Investment Grade Index

3.99%

4.43%

6.84%

Lipper Intermediate Investment Grade Debt Funds Average

3.73%

3.58%

5.56%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Banking & Finance

27.6%

U.S. Government Agencies

24.9%

Industrials

19.1%

Short-Term Instruments

12.4%

Utilities

8.8%

Other

7.2%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class C

Class A

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,040.99

$
1,037.10

$
1,019.90

$
1,016.15

Expenses Paid During Period†

$
5.20

$
9.01

$
5.15

$
8.92

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.02% for Class A, 1.77% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report

March 31, 2008

17

PIMCO Long-Term U.S. Government Fund

Class A:

PFGAX

Class B:

PFGBX

Class C:

PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

•

Duration positioning during the twelve-month period was a positive contributor to relative performance. An average above-benchmark duration during the year benefited performance as yields declined across all maturities.

•

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened.

•

An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed; however, some of this gain was mitigated by exposure to short-end swaps as spreads widened for shorter maturities.

•

  An out-of-benchmark allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the twelve-month reporting period.

•

A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities positively affected performance over the twelve-month reporting period as they outperformed like-duration U.S. Treasuries.

•

Exposure to corporate bonds detracted from performance as they underperformed compared to like-duration U.S. Treasuries during the year.

•

  Exposure to mortgage-backed securities detracted from performance as U.S. Treasuries outperformed mortgage-backed securities for the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (07/01/91)*

PIMCO Long-Term U.S. Government Fund Class A

10.78%

5.21%

7.12%

9.20%

PIMCO Long-Term U.S. Government Fund Class A (adjusted)

6.63%

4.41%

6.71%

8.90%

PIMCO Long-Term U.S. Government Fund Class B

9.97%

4.43%

6.55%

8.86%

PIMCO Long-Term U.S. Government Fund Class B (adjusted)

6.47%

4.35%

6.55%

8.86%

PIMCO Long-Term U.S. Government Fund Class C (adjusted)

8.96%

4.43%

6.32%

8.40%

Lehman Brothers Long-Term Treasury Index

12.98%

6.16%

7.40%

8.91%

Lipper General U.S. Government Funds Average

7.54%

3.37%

5.05%

6.07%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.875% for Class A shares and 1.625% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31,
2008

Allocation Breakdown‡

U.S. Government Agencies

42.0%

Short-Term Instruments

21.6%

U.S. Treasury Obligations

16.9%

Corporate Bonds & Notes

8.4%

Mortgage-Backed Securities

6.4%

Other

4.7%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,090.77

$
1,086.78

$
1,086.72

$
1,020.60

$
1,016.85

$
1,016.85

Expenses Paid During Period†

$
4.60

$
8.50

$
8.50

$
4.45

$
8.22

$
8.22

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.875% for Class A, 1.625% for Class B, 1.625% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

18

PIMCO Funds

PIMCO Low Duration Fund

Class A:

PTLAX

Class B:

PTLBX

Class C:

PTLCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Above-benchmark duration exposure benefited performance as interest rates declined during the period.

•

An emphasis on the shorter end of the yield curve added to returns as the yield curve steepened during the period.

•

An emphasis on mortgage-backed securities detracted from returns as mortgage backed securities underperformed U.S. Treasuries.

•

Exposure to the high yield and corporate sectors detracted from performance as these sectors underperformed U.S. Treasuries.

•

A small exposure to emerging markets detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•

  Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

•

Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (05/11/87)*

PIMCO Low Duration Fund Class A

7.19%

3.23%

4.68%

6.29%

PIMCO Low Duration Fund Class A (adjusted)

4.78%

2.76%

4.44%

6.13%

PIMCO Low Duration Fund Class B

6.40%

2.46%

4.13%

6.02%

PIMCO Low Duration Fund Class B (adjusted)

1.40%

2.11%

4.13%

6.02%

PIMCO Low Duration Fund Class C (adjusted)

5.66%

2.72%

4.16%

5.77%

Merrill Lynch 1-3 Year U.S. Treasury Index

8.99%

3.61%

4.91%

6.14%

Lipper Short Investment Grade Debt Funds Average

2.16%

2.50%

4.08%

5.49%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.35% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies

34.6%

Corporate Bonds & Notes

25.3%

Short-Term Instruments

16.0%

Mortgage-Backed Securities

13.4%

Asset-Backed Securities

7.6%

Other

3.1%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,039.03

$
1,035.19

$
1,036.47

$
1,020.75

$
1,017.00

$
1,018.25

Expenses Paid During Period†

$
4.33

$
8.14

$
6.87

$
4.29

$
8.07

$
6.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report

March 31, 2008

19

PIMCO Money Market Fund

Class A:

PYAXX

Class B:

PYCXX

Class C:

PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•

The Fund maintained an average credit quality of AAA, with a focus on high-quality and short-maturity assets.

•

Holdings in high-quality commercial paper represented the majority of the Fund’s exposure during the period. Yields on high-quality commercial paper declined approximately 2.50% for three-month maturities, reflecting the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% during the period.

•

  High-quality three-month commercial paper provided attractive yields and yield spreads relative to U.S. Treasuries. Spreads increased by 1.06% to approximately 1.41% on
March 31, 2008.

Average Annual Total Return for the period ended March 31, 2008

7-Day Yield

30-Day Yield

1 Year

5 Years

10 Years

Fund Inception (03/01/91)*

PIMCO Money Market Fund Class A

2.46%

2.70%

4.43%

2.79%

3.32%

3.76%

PIMCO Money Market Fund Class B

1.56%

1.81%

3.50%

2.28%

2.80%

3.37%

PIMCO Money Market Fund Class C

2.46%

2.70%

4.44%

2.79%

3.34%

3.77%

Citigroup 3-Month Treasury Bill Index

—

—

4.19%

3.03%

3.56%

4.02%

Lipper Institutional Money Market Funds Average

—

—

4.63%

2.99%

3.60%

4.10%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57%, 1.47%, and 0.57% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Commercial Paper

75.7%

Corporate Bonds & Notes

10.9%

Repurchase Agreements

7.0%

Certificates Of Deposit

6.4%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,019.96

$
1,015.43

$
1,020.05

$
1,022.15

$
1,017.65

$
1,022.15

Expenses Paid During Period†

$
2.88

$
7.41

$
2.88

$
2.88

$
7.41

$
2.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Class A, 1.47% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

20

PIMCO Funds

PIMCO Mortgage-Backed Securities Fund

Class A:

PMRAX

Class B:

PMRBX

Class C:

PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•

Above-benchmark duration positioning benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41%.

•

A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•

An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

•

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

•

  Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage-backed securities over the period.

•

Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (07/31/97)

PIMCO Mortgage-Backed Securities Fund Class A

6.93%

4.66%

6.15%

6.37%

PIMCO Mortgage-Backed Securities Fund Class A (adjusted)

2.90%

3.86%

5.74%

5.99%

PIMCO Mortgage-Backed Securities Fund Class B

6.14%

3.88%

5.59%

5.85%

PIMCO Mortgage-Backed Securities Fund Class B (adjusted)

2.64%

3.80%

5.59%

5.85%

PIMCO Mortgage-Backed Securities Fund Class C (adjusted)

5.14%

3.88%

5.35%

5.58%

Lehman Brothers Mortgage Index

7.92%

4.82%

6.00%

6.11%

Lipper U.S. Mortgage Funds Average

3.28%

3.29%

4.76%

4.89%

All Fund returns are net of fees and
expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31,
2008

Allocation Breakdown‡

U.S. Government Agencies

84.8%

Mortgage-Backed Securities

8.2%

Short-Term Instruments

4.6%

Asset-Backed Securities

2.4%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,049.19

$
1,045.30

$
1,045.29

$
1,015.30

$
1,011.40

$
1,011.45

Expenses Paid During Period†

$
9.94

$
13.91

$
13.86

$
9.77

$
13.68

$
13.63

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.94% for Class A, 2.72% for Class B, 2.71% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer
to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report

March 31, 2008

21

PIMCO Short-Term Fund

Class A:

PSHAX

Class B:

PTSBX

Class C:

PFTCX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An above-benchmark U.S. duration slightly benefited returns as interest rates declined across the yield curve during the period.

•

Curve steepening strategies added to returns as the yield curve steepened during the period.

•

Exposure to U.K. short-term rates during the first quarter of 2008 modestly benefited performance as rates declined.

•

  Positions in spread sectors, including mortgage-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly.

•

Exposure to a basket of foreign currencies added to returns as the U.S. dollar depreciated versus emerging market currencies during the period.

Average Annual Total Return for the period ended March 31, 2008

1 Year

5 Years

10 Years

Fund Inception (10/07/87)*

PIMCO Short-Term Fund Class A

3.34%

2.69%

3.74%

4.98%

PIMCO Short-Term Fund Class A (adjusted)

1.01%

2.22%

3.51%

4.88%

PIMCO Short-Term Fund Class B

2.57%

1.93%

3.21%

4.71%

PIMCO Short-Term Fund Class B (adjusted)

-2.35%

1.56%

3.21%

4.71%

PIMCO Short-Term Fund Class C (adjusted)

2.05%

2.38%

3.43%

4.67%

Citigroup 3-Month Treasury Bill Index

4.19%

3.03%

3.56%

4.61%

Lipper Ultra-Short Obligations Funds Average

-0.24%

2.05%

3.49%

4.61%

All Fund returns are net of fees and
expenses.

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80%, 1.55%, and 1.10% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies

48.9%

Corporate Bonds & Notes

22.7%

Mortgage-Backed Securities

11.3%

Asset-Backed Securities

8.7%

Short-Term Instruments

5.8%

Other

2.6%

‡
% of Total Investments as of 03/31/2008

Expense Example

Actual Performance

Hypothetical Performance

(5% return before expenses)

Class A

Class B

Class C

Class A

Class B

Class C

Beginning Account Value (10/01/07)

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

$
1,000.00

Ending Account Value (03/31/08)

$
1,013.22

$
1,009.45

$
1,011.71

$
1,020.90

$
1,017.15

$
1,019.40

Expenses Paid During Period†

$
4.13

$
7.89

$
5.63

$
4.14

$
7.92

$
5.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.82% for Class A, 1.57% for Class B, 1.12% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

22

PIMCO Funds

Benchmark Descriptions

Index

Description

3 Month LIBOR Index

3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in
England's Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

 1/3 each-Lehman Brothers Global Aggregate-Credit Component Index, Merrill
Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd

The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained
Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S.
Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S.
dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)

JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global

JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD

JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Hedged in USD

JPMorgan GBI Global Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report

March 31, 2008

23

Benchmark Descriptions  (Cont.)

Index

Description

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)

JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index

Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index

Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index

Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index

Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index

Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index

Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years.
It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

24

PIMCO Funds

Schedule of Investments Developing Local Markets Fund

March 31, 2008

PRINCIPAL AMOUNT (000S)

VALUE (000S)

BANK LOAN OBLIGATIONS 0.2%

Lukoil Finance Ltd.

3.404% due 12/29/2008

$

4,830

$

4,818

OAO Rosneft Oil Co.

3.328% due 09/17/2009

3,064

2,988

Total Bank Loan Obligations (Cost $7,875)

7,806

CORPORATE BONDS & NOTES 43.9%

BANKING & FINANCE 28.9%

American Express Bank FSB

2.659% due 06/22/2009

2,900

2,831

2.955% due 06/12/2009

4,750

4,726

American Express Centurion Bank

2.835% due 04/17/2009

10,000

9,971

2.978% due 12/17/2009

1,400

1,375

3.075% due 05/07/2008

1,700

1,700

American Express Credit Corp.

2.619% due 05/19/2009

1,400

1,393

American Honda Finance Corp.

3.050% due 03/09/2009

1,100

1,101

American International Group, Inc.

2.599% due 06/23/2008

2,300

2,290

2.868% due 06/16/2009

6,100

6,100

Banco Nacional de Comercio Exterior SNC

3.875% due 01/21/2009

15,120

15,066

Banco Santander Chile

3.340% due 12/09/2009

12,000

11,585

Bank of America Corp.

2.681% due 09/25/2009

27,800

27,531

3.155% due 11/06/2009

3,200

3,178

8.000% due 12/29/2049

36,000

36,116

Bank of America N.A.

2.764% due 12/18/2008

5,650

5,638

2.901% due 06/12/2009

6,000

5,970

3.089% due 02/27/2009

4,500

4,492

Bank of Ireland

2.589% due 12/19/2008

2,000

1,998

2.814% due 12/18/2009

43,450

43,342

Bank of Scotland PLC

2.818% due 07/17/2008

1,500

1,500

3.050% due 12/08/2010

20,100

20,038

3.998% due 07/17/2008

1,350

1,350

4.037% due 07/17/2009

15,300

15,298

Bear Stearns Cos., Inc.

2.786% due 03/30/2009

10,750

10,221

3.474% due 01/31/2011

13,500

12,393

3.551% due 01/30/2009

9,900

9,167

4.325% due 07/16/2009

3,190

3,082

4.326% due 07/19/2010

30,800

27,776

Caterpillar Financial Services Corp.

3.060% due 03/10/2009

7,100

7,087

3.130% due 05/18/2009

13,200

13,150

3.146% due 08/11/2009

9,000

8,964

4.593% due 10/09/2009

23,900

23,842

Charter One Bank N.A.

3.294% due 04/24/2009

9,000

8,948

CIT Group, Inc.

3.190% due 08/17/2009

3,100

2,605

3.215% due 08/15/2008

1,400

1,293

3.401% due 01/30/2009

29,750

25,898

Citigroup Funding, Inc.

3.256% due 03/02/2009

31,600

31,341

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Citigroup, Inc.

2.695% due 12/26/2008

$

2,900

$

2,896

2.701% due 12/28/2009

19,000

18,609

3.130% due 06/09/2009

3,849

3,805

3.160% due 05/18/2011

8,900

8,531

3.220% due 05/18/2010

12,800

12,512

Colvis Finance Ltd.

8.000% due 02/02/2009

10,710

10,717

Commonwealth Bank of Australia

3.098% due 06/08/2009

1,600

1,600

Credit Agricole S.A.

3.090% due 05/28/2009

3,900

3,904

3.140% due 05/28/2010

32,900

32,926

Credit Suisse USA, Inc.

3.080% due 06/05/2009

2,275

2,246

DnB NOR Bank ASA

4.447% due 10/13/2009

1,500

1,502

El Paso Performance-Linked Trust

7.750% due 07/15/2011

2,900

2,980

Export-Import Bank of Korea

4.250% due 11/06/2008

1,404

1,407

Ford Credit de Mexico S.A. de C.V.

4.242% due 03/20/2009

2,700

2,597

Ford Motor Credit Co. LLC

5.625% due 10/01/2008

2,000

1,966

5.800% due 01/12/2009

14,700

14,007

7.375% due 10/28/2009

7,200

6,567

Fortis Bank NY

2.711% due 09/28/2009

16,400

16,350

Gazinvest Luxembourg S.A. for Gazprombank

7.250% due 10/30/2008

600

609

General Electric Capital Corp.

2.900% due 06/15/2009

1,200

1,199

2.920% due 12/15/2009

13,400

13,270

2.931% due 03/12/2010

8,900

8,856

3.135% due 08/15/2011

2,800

2,738

3.274% due 10/26/2009

2,600

2,575

3.689% due 02/01/2011

15,500

15,390

4.625% due 04/10/2012

24,000

22,987

4.706% due 10/06/2010

6,100

6,002

GMAC LLC

3.749% due 09/23/2008

38,700

36,515

4.315% due 05/15/2009

6,700

5,728

Goldman Sachs Group, Inc.

2.639% due 12/23/2008

3,000

2,981

2.689% due 12/22/2008

21,600

21,449

2.689% due 06/23/2009

9,000

8,886

2.898% due 11/16/2009

15,300

15,038

3.150% due 11/16/2009

6,300

6,224

3.186% due 11/10/2008

11,700

11,640

3.276% due 03/02/2010

14,500

14,238

3.406% due 07/29/2008

18,900

18,856

HSBC Bank USA N.A.

2.980% due 12/14/2009

1,750

1,742

HSBC Finance Corp.

2.930% due 09/15/2008

14,400

14,264

2.981% due 03/12/2010

3,825

3,677

3.070% due 05/21/2008

1,700

1,701

3.154% due 12/05/2008

1,500

1,491

3.350% due 11/16/2009

8,700

8,306

3.954% due 10/21/2009

2,400

2,317

IBM International Group Capital LLC

3.120% due 02/13/2009

31,600

31,610

3.646% due 07/29/2009

5,400

5,416

ICICI Bank Ltd.

4.917% due 01/12/2010

6,300

6,031

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Industry & Construction Bank St. Petersburg OJSC

6.875% due 07/29/2008

$

4,700

$

4,728

Intergas Finance BV

6.875% due 11/04/2011

1,800

1,732

International Lease Finance Corp.

3.312% due 05/24/2010

9,000

8,523

4.234% due 04/20/2009

3,900

3,816

4.658% due 01/15/2010

5,000

4,796

John Deere Capital Corp.

2.779% due 09/25/2008

20,600

20,594

4.308% due 04/15/2008

12,010

12,015

4.308% due 07/15/2008

9,000

9,002

4.345% due 10/16/2009

9,500

9,487

JPMorgan Chase & Co.

2.656% due 06/26/2009

1,500

1,490

2.679% due 06/25/2010

19,700

19,209

3.125% due 05/07/2010

8,400

8,296

4.168% due 01/17/2011

7,000

6,855

4.919% due 10/02/2009

14,055

13,906

Lehman Brothers Holdings, Inc.

2.649% due 12/23/2008

11,585

11,265

2.728% due 11/24/2008

1,700

1,658

2.788% due 04/03/2009

4,400

4,196

2.809% due 12/23/2010

5,900

5,035

3.170% due 08/21/2009

22,000

21,076

3.170% due 11/16/2009

6,300

6,014

3.938% due 01/23/2009

9,000

8,641

3.984% due 10/22/2008

7,900

7,694

Merrill Lynch & Co., Inc.

2.629% due 12/22/2008

1,600

1,589

2.900% due 06/16/2008

3,000

2,996

3.158% due 08/14/2009

11,700

11,464

3.341% due 01/30/2009

9,500

9,385

3.888% due 10/23/2008

3,500

3,488

Metropolitan Life Global Funding I

3.110% due 05/17/2010

2,600

2,547

Morgan Stanley

2.639% due 11/21/2008

1,400

1,392

3.206% due 02/09/2009

10,400

10,284

3.212% due 05/07/2009

1,100

1,082

4.134% due 01/22/2009

8,900

8,740

4.348% due 01/15/2010

8,800

8,417

National Australia Bank Ltd.

2.979% due 09/11/2009

23,400

23,389

3.578% due 02/08/2010

18,800

18,809

4.729% due 10/01/2008

1,500

1,499

Pemex Finance Ltd.

9.030% due 02/15/2011

4,560

4,867

9.690% due 08/15/2009

6,012

6,206

Petroleum Export Ltd.

4.623% due 06/15/2010

7,036

7,011

4.633% due 06/15/2010

690

688

5.265% due 06/15/2011

12,120

12,215

Royal Bank of Scotland Group PLC

3.220% due 08/21/2009

9,100

9,056

3.944% due 07/21/2008

1,900

1,897

RSHB Capital S.A. for OJSC Russian Agricultural Bank

6.875% due 11/29/2010

12,600

12,871

Santander U.S. Debt S.A. Unipersonal

2.659% due 09/19/2008

1,800

1,795

3.074% due 11/20/2009

9,000

8,907

3.205% due 02/06/2009

15,000

14,943

Sistema Finance S.A.

10.250% due 04/14/2008

8,800

8,855

SLM Corp.

3.471% due 07/27/2009

31,700

26,679

3.531% due 01/26/2009

4,300

3,851

See Accompanying Notes

Annual Report

March 31, 2008

25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Spinnaker Capital Ltd.

14.300% due 06/15/2008

$

1,000

$

1,016

UBS AG

3.838% due 07/23/2009

18,400

17,946

Unicredit Luxembourg Finance S.A.

3.768% due 10/24/2008

16,085

16,070

Universal City Florida Holding Co. I

7.989% due 05/01/2010

6,500

6,337

Ventas Realty LP

6.750% due 06/01/2010

1,000

1,006

8.750% due 05/01/2009

1,800

1,836

VTB Capital S.A.

3.839% due 08/01/2008

35,700

35,338

4.812% due 11/02/2009

66,700

66,754

Wachovia Bank N.A.

3.092% due 02/23/2009

4,250

4,225

3.146% due 12/02/2010

9,000

8,596

3.152% due 05/25/2010

9,000

8,688

Wachovia Corp.

2.920% due 03/15/2011

9,000

8,462

3.126% due 12/01/2009

19,500

18,987

3.301% due 10/28/2008

6,000

5,966

4.388% due 10/15/2011

22,800

21,126

Wells Fargo & Co.

2.659% due 03/23/2010

26,400

25,983

2.900% due 09/15/2009

3,700

3,607

3.674% due 01/29/2010

8,100

8,063

3.808% due 01/24/2012

3,700

3,565

Westpac Banking Corp.

3.040% due 06/06/2008

3,500

3,499

World Savings Bank FSB

2.592% due 06/20/2008

1,600

1,600

3.168% due 05/08/2009

500

501

3.201% due 03/02/2009

5,650

5,666

1,537,001

INDUSTRIALS 11.1%

America Movil SAB de C.V.

2.755% due 06/27/2008

65,800

65,306

4.125% due 03/01/2009

2,285

2,301

Amgen, Inc.

3.170% due 11/28/2008

19,000

18,981

Anadarko Petroleum Corp.

3.200% due 09/15/2009

22,900

22,475

AstraZeneca PLC

3.239% due 09/11/2009

900

895

Cablevision Systems Corp.

9.644% due 04/01/2009

5,000

4,988

Cia Siderurgica Paulista

8.250% due 01/30/2009

3,753

3,894

Cisco Systems, Inc.

3.158% due 02/20/2009

2,700

2,701

Citigroup Global Markets Deutschland AG for OAO Gazprom

10.500% due 10/21/2009

171,207

186,119

Comcast Corp.

4.677% due 07/14/2009

14,970

14,572

ConocoPhillips Australia Funding Co.

4.643% due 04/09/2009

1,368

1,365

CSC Holdings, Inc.

7.250% due 07/15/2008

500

501

CSN Islands VII Corp.

10.750% due 09/12/2008

25,660

26,250

PRINCIPAL AMOUNT (000S)

VALUE (000S)

CVS Caremark Corp.

3.376% due 06/01/2010

$

2,600

$

2,528

Daimler Finance North America LLC

3.218% due 03/13/2009

2,100

2,075

3.298% due 03/13/2009

8,500

8,391

3.562% due 08/03/2009

9,300

9,158

EchoStar DBS Corp.

5.750% due 10/01/2008

9,350

9,327

6.375% due 10/01/2011

2,600

2,502

Gazstream S.A. for OAO Gazprom

5.625% due 07/22/2013

24,794

24,757

General Mills, Inc.

4.024% due 01/22/2010

3,700

3,623

HJ Heinz Co.

6.428% due 12/01/2020

4,300

4,373

Home Depot, Inc.

2.925% due 12/16/2009

1,800

1,717

Kansas City Southern Railway

9.500% due 10/01/2008

5,012

5,106

Kimberly-Clark Corp.

3.344% due 07/30/2010

12,400

12,362

Kraft Foods, Inc.

3.596% due 08/11/2010

3,100

2,975

Mandalay Resort Group

6.500% due 07/31/2009

3,450

3,454

9.500% due 08/01/2008

500

502

MMK Finance S.A.

8.000% due 10/21/2008

4,992

5,042

New Albertson’s, Inc.

6.950% due 08/01/2009

500

508

Pemex Project Funding Master Trust

4.100% due 06/15/2010

16,150

16,191

6.058% due 10/15/2009

15,888

16,118

6.125% due 08/15/2008

241

243

9.375% due 12/02/2008

152

159

Qwest Communications International, Inc.

6.565% due 02/15/2009

1,966

1,956

Roseton

7.270% due 11/08/2010

1,136

1,136

Safeway, Inc.

3.005% due 03/27/2009

2,000

1,972

Salomon Brothers AG for OAO Siberian Oil Co.

10.750% due 01/15/2009

16,723

17,596

Siemens Financieringsmaatschappij NV

3.118% due 08/14/2009

5,600

5,606

Sino-Forest Corp.

9.125% due 08/17/2011

1,500

1,448

Time Warner, Inc.

3.300% due 11/13/2009

8,000

7,663

Transocean, Inc.

3.214% due 09/05/2008

10,800

10,747

UnitedHealth Group, Inc.

4.462% due 02/07/2011

11,000

11,016

United Technologies Corp.

3.146% due 06/01/2009

1,700

1,694

Wal-Mart Stores, Inc.

2.700% due 06/16/2008

3,800

3,800

Walt Disney Co.

3.090% due 09/10/2009

24,450

24,417

4.125% due 07/16/2010

6,200

6,142

Weyerhaeuser Co.

3.599% due 09/24/2009

9,500

9,367

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Xerox Corp.

3.514% due 12/18/2009

$

3,600

$

3,550

589,569

UTILITIES 3.9%

AT&T, Inc.

3.155% due 05/15/2008

6,200

6,202

3.195% due 02/05/2010

8,500

8,424

3.278% due 11/14/2008

10,700

10,703

BellSouth Corp.

3.165% due 08/15/2008

15,300

15,282

4.240% due 04/26/2021

11,250

11,257

Deutsche Telekom International Finance BV

2.779% due 03/23/2009

10,220

10,091

8.000% due 06/15/2010

500

535

Dominion Resources, Inc.

3.248% due 11/14/2008

1,600

1,592

Empresa Brasileira de Telecomunicacoes S.A.

11.000% due 12/15/2008

9,898

10,368

Empresa Nacional de Electricidad S.A.

7.750% due 07/15/2008

4,560

4,606

8.500% due 04/01/2009

355

371

Entergy Gulf States, Inc.

3.740% due 12/08/2008

10,700

10,729

Florida Power Corp.

3.468% due 11/14/2008

22,700

22,686

Ohio Power Co.

4.826% due 04/05/2010

5,750

5,608

Public Service Electric & Gas Co.

3.776% due 03/12/2010

6,500

6,495

Qwest Capital Funding, Inc.

6.375% due 07/15/2008

500

501

Qwest Corp.

5.625% due 11/15/2008

2,900

2,900

Ras Laffan Liquefied Natural Gas Co. Ltd.

3.437% due 09/15/2009

6,924

6,967

Sprint Nextel Corp.

3.071% due 06/28/2010

3,400

2,902

Telefonica Emisones SAU

2.842% due 06/19/2009

17,000

16,563

Telefonos de Mexico SAB de C.V.

4.500% due 11/19/2008

31,151

31,314

4.750% due 01/27/2010

16,375

16,636

UBS Luxembourg S.A. for OJSC Vimpel Communications

8.250% due 05/23/2016

700

691

10.000% due 06/16/2009

2,200

2,309

205,732

Total Corporate Bonds & Notes (Cost $2,367,986)

2,332,302

U.S. GOVERNMENT AGENCIES 3.7%

Fannie Mae

2.666% due 12/25/2036 - 07/25/2037

6,352

5,872

2.799% due 10/27/2037

15,900

15,062

4.768% due 11/01/2035

673

673

5.000% due 02/25/2017

282

289

5.722% due 06/01/2043 - 09/01/2044

3,652

3,639

Freddie Mac

2.859% due 08/25/2031

466

459

2.879% due 09/25/2031

443

443

26

PIMCO Funds

See Accompanying Notes

March 31, 2008

PRINCIPAL AMOUNT (000S)

VALUE (000S)

3.048% due 02/15/2019

$

70,269

$

69,833

3.168% due 12/15/2030

1,052

1,029

4.467% due 08/01/2035

111

112

5.000% due 08/15/2016 - 11/15/2029

3,786

3,853

5.500% due 04/01/2038

73,000

73,796

5.722% due 02/25/2045

3,056

2,964

6.000% due 06/01/2037 - 10/01/2037

18,894

19,396

Total U.S. Government Agencies (Cost $198,067)

197,420

MORTGAGE-BACKED SECURITIES 6.0%

Adjustable Rate Mortgage Trust

5.133% due 09/25/2035

1,649

1,603

American Home Mortgage Investment Trust

2.749% due 09/25/2035

202

201

Arran Residential Mortgages Funding PLC

2.955% due 04/12/2036

199

199

Banc of America Funding Corp.

6.142% due 01/20/2047

2,433

2,111

Banc of America Mortgage Securities, Inc.

5.642% due 07/25/2034

1,213

1,179

Bear Stearns Adjustable Rate Mortgage Trust

4.125% due 03/25/2035

39,698

37,974

4.488% due 02/25/2034

2,335

2,184

4.550% due 08/25/2035

21,020

20,211

4.607% due 07/25/2033

27,350

26,123

4.844% due 04/25/2034

1,571

1,494

Bear Stearns Alt-A Trust

2.759% due 02/25/2034

923

727

5.706% due 09/25/2035

10,590

8,709

5.882% due 01/25/2036

3,886

3,062

Bear Stearns Commercial Mortgage Securities

6.440% due 06/16/2030

927

927

Bear Stearns Mortgage Funding Trust

2.669% due 02/25/2037

1,523

1,334

Bear Stearns Structured Products, Inc.

2.806% due 01/26/2037

10,707

10,171

5.681% due 01/26/2036

8,935

7,563

5.783% due 12/26/2046

4,914

4,072

CC Mortgage Funding Corp.

2.729% due 05/25/2048

1,732

1,407

Citigroup Commercial Mortgage Trust

2.888% due 08/15/2021

61

57

Citigroup Mortgage Loan Trust, Inc.

4.098% due 08/25/2035

1,521

1,517

4.248% due 08/25/2035

9,164

8,706

4.682% due 08/25/2035

1,666

1,577

4.748% due 08/25/2035

10,163

10,100

Commercial Mortgage Pass-Through Certificates

2.918% due 04/15/2017

366

356

6.455% due 05/15/2032

1,012

1,012

Countrywide Alternative Loan Trust

2.716% due 02/20/2047

2,376

1,788

2.779% due 05/25/2047

2,029

1,540

5.236% due 02/25/2036

674

503

Countrywide Home Loan Mortgage Pass-Through Trust

4.842% due 04/20/2035

6,204

5,902

CS First Boston Mortgage Securities Corp.

4.962% due 06/25/2033

3,394

3,397

Deutsche ALT-A Securities, Inc. Alternate Loan Trust

2.669% due 01/25/2047

915

853

2.679% due 02/25/2037

905

848

2.679% due 03/25/2037

864

833

2.689% due 08/25/2037

2,139

2,090

PRINCIPAL AMOUNT (000S)

VALUE (000S)

First Horizon Asset Securities, Inc.

4.749% due 07/25/2033

$

1,074

$

1,070

5.370% due 08/25/2035

1,820

1,713

First Union-Lehman Brothers-Bank of America

6.560% due 11/18/2035

966

964

Greenpoint Mortgage Funding Trust

2.679% due 10/25/2046

1,944

1,752

2.679% due 01/25/2047

1,257

1,193

2.869% due 11/25/2045

368

304

Greenpoint Mortgage Pass-Through Certificates

4.386% due 10/25/2033

2,817

2,702

GS Mortgage Securities Corp. II

3.170% due 03/06/2020

1,587

1,467

Harborview Mortgage Loan Trust

2.649% due 01/19/2038

792

746

2.729% due 04/19/2038

1,099

833

2.749% due 01/19/2038

3,730

2,840

2.799% due 03/19/2037

3,596

2,711

5.219% due 07/19/2035

4,935

4,864

Impac Secured Assets CMN Owner Trust

2.679% due 01/25/2037

858

808

Indymac Index Mortgage Loan Trust

2.689% due 11/25/2046

976

909

5.051% due 12/25/2034

1,083

988

JPMorgan Mortgage Trust

5.023% due 02/25/2035

6,629

6,034

Lehman Brothers Floating Rate Commercial Mortgage Trust

2.898% due 09/15/2021

1,497

1,408

MASTR Adjustable Rate Mortgages Trust

2.709% due 05/25/2047

277

272

3.786% due 11/21/2034

3,211

3,171

Merrill Lynch Floating Trust

2.888% due 06/15/2022

1,515

1,419

Merrill Lynch Mortgage Investors, Inc.

2.809% due 02/25/2036

7,212

5,796

MLCC Mortgage Investors, Inc.

2.849% due 11/25/2035

3,353

2,965

3.599% due 10/25/2035

1,922

1,664

4.250% due 10/25/2035

12,554

11,796

Morgan Stanley Capital I

2.878% due 10/15/2020

1,194

1,110

Provident Funding Mortgage Loan Trust

3.799% due 08/25/2033

2,256

2,204

Residential Accredit Loans, Inc.

2.699% due 09/25/2046

993

917

2.899% due 08/25/2035

1,054

819

Residential Funding Mortgage Securities I

5.212% due 09/25/2035

1,504

1,273

Sequoia Mortgage Trust

4.080% due 04/20/2035

826

757

Structured Adjustable Rate Mortgage Loan Trust

4.880% due 07/25/2034

4,594

4,415

5.359% due 01/25/2035

1,738

1,660

5.540% due 08/25/2035

1,216

1,025

Structured Asset Mortgage Investments, Inc.

2.669% due 08/25/2036

2,248

2,199

2.699% due 09/25/2047

3,235

3,074

2.729% due 03/25/2037

471

369

2.789% due 06/25/2036

853

649

2.809% due 07/19/2035

8,733

7,218

2.819% due 05/25/2036

3,579

2,715

Structured Asset Securities Corp.

4.080% due 06/25/2033

3,853

3,504

5.463% due 10/25/2035

962

919

PRINCIPAL AMOUNT (000S)

VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates

2.699% due 09/25/2036

$

407

$

399

2.709% due 01/25/2037

834

795

Thornburg Mortgage Securities Trust

2.709% due 11/25/2046

2,110

2,001

2.719% due 03/25/2046

1,500

1,479

2.719% due 09/25/2046

11,334

10,592

Wachovia Bank Commercial Mortgage Trust

2.908% due 09/15/2021

22,643

21,281

WaMu Mortgage Pass-Through Certificates

2.889% due 08/25/2045

76

75

4.208% due 06/25/2033

1,432

1,428

4.229% due 03/25/2034

1,875

1,871

5.056% due 01/25/2047

1,256

1,033

5.136% due 12/25/2046

1,337

1,040

5.326% due 02/25/2046

1,374

1,069

5.526% due 11/25/2042

576

548

5.572% due 10/25/2046

1,927

1,586

5.826% due 09/25/2046

3,650

3,004

Wells Fargo Mortgage-Backed Securities Trust

4.996% due 12/25/2034

1,685

1,586

Total Mortgage-Backed Securities (Cost $340,559)

317,333

ASSET-BACKED SECURITIES 5.9%

Accredited Mortgage Loan Trust

2.649% due 02/25/2037

929

885

ACE Securities Corp.

2.649% due 08/25/2036

2,009

1,865

2.649% due 12/25/2036

960

921

2.679% due 10/25/2036

1,960

1,903

2.689% due 06/25/2037

987

932

American Express Credit Account Master Trust

2.818% due 01/18/2011

1,350

1,350

3.318% due 02/15/2012

1,275

1,249

Argent Securities, Inc.

2.639% due 06/25/2036

93

93

2.649% due 09/25/2036

1,703

1,665

2.649% due 10/25/2036

3,740

3,656

Asset-Backed Funding Certificates

2.639% due 09/25/2036

1,920

1,886

2.659% due 10/25/2036

1,521

1,476

2.659% due 11/25/2036

838

774

2.659% due 01/25/2037

2,462

2,307

2.949% due 06/25/2034

4,859

4,301

Asset-Backed Securities Corp. Home Equity

2.649% due 11/25/2036

549

533

2.649% due 12/25/2036

791

761

2.679% due 05/25/2037

900

874

Atrium CDO Corp.

3.736% due 06/27/2015

1,163

1,126

Aurum CLO 2002-1 Ltd.

4.688% due 04/15/2014

3,554

3,471

Bank One Issuance Trust

2.928% due 02/15/2011

700

700

Bear Stearns Asset-Backed Securities Trust

2.649% due 11/25/2036

826

772

2.679% due 10/25/2036

1,004

955

2.689% due 04/25/2036

166

165

2.799% due 09/25/2034

79

79

3.599% due 10/25/2037

5,262

4,742

Carrington Mortgage Loan Trust

2.639% due 05/25/2036

193

192

2.649% due 01/25/2037

785

735

2.699% due 06/25/2037

3,715

3,507

2.919% due 10/25/2035

673

579

See Accompanying Notes

Annual Report

March 31, 2008

27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Chase Credit Card Master Trust

2.928% due 10/15/2010

$

1,600

$

1,600

2.928% due 02/15/2011

1,500

1,494

Chase Issuance Trust

2.828% due 12/15/2010

1,700

1,700

2.838% due 02/15/2012

1,155

1,143

Citibank Credit Card Issuance Trust

2.900% due 05/17/2010

1,800

1,800

Citibank Omni Master Trust

3.699% due 12/23/2013

30,500

30,560

Citigroup Mortgage Loan Trust, Inc.

2.639% due 08/25/2036

981

968

2.639% due 12/25/2036

1,057

994

2.649% due 11/25/2036

500

489

2.659% due 05/25/2037

1,829

1,739

2.669% due 01/25/2037

1,084

1,011

Countrywide Asset-Backed Certificates

2.629% due 01/25/2046

3,832

3,755

2.649% due 01/25/2037

895

885

2.649% due 03/25/2037

2,347

2,253

2.649% due 05/25/2037

7,964

7,678

2.649% due 07/25/2037

1,090

1,041

2.649% due 08/25/2037

1,753

1,674

2.649% due 12/25/2046

1,658

1,612

2.649% due 03/25/2047

2,255

2,211

2.659% due 03/25/2037

2,207

2,157

2.659% due 09/25/2046

439

430

2.669% due 07/25/2036

80

80

2.669% due 06/25/2037

909

883

2.679% due 06/25/2037

1,011

944

2.679% due 10/25/2037

818

766

2.699% due 09/25/2047

1,037

983

2.709% due 10/25/2046

3,794

3,671

2.759% due 02/25/2036

673

620

2.779% due 09/25/2036

955

893

3.265% due 07/25/2036

26

26

Credit-Based Asset Servicing & Securitization LLC

2.659% due 11/25/2036

918

878

2.689% due 12/25/2037

718

700

Daimler Chrysler Auto Trust

3.908% due 10/08/2010

2,900

2,892

5.250% due 05/08/2009

27

27

First Franklin Mortgage Loan Asset-Backed Certificates

2.629% due 07/25/2036

442

436

2.639% due 09/25/2036

560

530

2.639% due 01/25/2038

949

899

2.649% due 11/25/2036

11,995

10,859

2.649% due 12/25/2036

571

542

2.669% due 12/25/2037

918

866

2.689% due 01/25/2036

50

50

First NLC Trust

2.669% due 08/25/2037

2,597

2,489

First USA Credit Card Master Trust

2.935% due 04/18/2011

1,100

1,099

Ford Credit Auto Owner Trust

3.418% due 07/15/2010

6,000

5,981

Fremont Home Loan Trust

2.649% due 10/25/2036

802

791

2.659% due 01/25/2037

1,072

975

2.669% due 02/25/2037

3,229

3,157

2.769% due 01/25/2036

235

235

GE-WMC Mortgage Securities LLC

2.639% due 08/25/2036

1,408

1,360

GSAA Trust

2.709% due 06/25/2035

45

45

GSAMP Trust

2.669% due 09/25/2036

2,059

1,996

2.669% due 10/25/2036

294

269

2.669% due 12/25/2036

1,046

1,004

PRINCIPAL AMOUNT (000S)

VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates

2.606% due 03/20/2036

$

501

$

483

3.336% due 11/20/2036

2,133

2,117

Home Equity Asset Trust

2.659% due 05/25/2037

1,066

1,019

HSBC Asset Loan Obligation

2.659% due 12/25/2036

1,032

988

HSI Asset Securitization Corp. Trust

2.649% due 10/25/2036

1,094

1,007

2.649% due 12/25/2036

6,132

5,674

2.659% due 05/25/2037

1,693

1,600

2.679% due 12/25/2035

131

130

Indymac Residential Asset-Backed Trust

2.639% due 08/25/2036

246

245

2.649% due 11/25/2036

1,075

1,057

2.659% due 04/25/2037

749

719

2.679% due 07/25/2037

869

820

2.729% due 04/25/2037

726

700

IXIS Real Estate Capital Trust

2.659% due 08/25/2036

354

352

JPMorgan Mortgage Acquisition Corp.

2.649% due 07/25/2036

716

676

2.649% due 08/25/2036

3,538

3,418

2.649% due 10/25/2036

1,033

963

2.659% due 04/01/2037

798

736

2.669% due 11/25/2036

809

771

2.679% due 08/25/2036

1,894

1,776

2.679% due 03/25/2037

770

743

2.709% due 08/25/2036

5,200

4,385

Lehman ABS Mortgage Loan Trust

2.689% due 06/25/2037

934

898

Lehman XS Trust

2.669% due 05/25/2046

380

361

2.679% due 04/25/2046

1,182

1,166

2.679% due 08/25/2046

1,947

1,901

2.679% due 11/25/2046

3,828

3,626

2.689% due 05/25/2046

1,888

1,834

2.719% due 11/25/2036

2,228

2,136

Long Beach Mortgage Loan Trust

2.629% due 06/25/2036

148

148

2.639% due 07/25/2036

780

771

2.639% due 11/25/2036

822

781

2.659% due 10/25/2036

1,364

1,317

2.689% due 01/25/2046

82

81

2.879% due 10/25/2034

835

755

MASTR Asset-Backed Securities Trust

2.639% due 08/25/2036

617

595

2.649% due 03/25/2036

329

326

2.649% due 01/25/2037

650

625

2.659% due 10/25/2036

169

167

2.659% due 11/25/2036

910

861

2.679% due 01/25/2036

183

182

2.679% due 05/25/2037

759

709

2.749% due 11/25/2035

330

329

MBNA Credit Card Master Note Trust

2.998% due 10/17/2011

16,400

16,272

Merrill Lynch First Franklin Mortgage Loan Trust

2.659% due 07/25/2037

1,260

1,155

Merrill Lynch Mortgage Investors, Inc.

2.629% due 06/25/2037

375

368

2.649% due 05/25/2037

2,328

2,290

2.669% due 08/25/2036

4,993

4,766

2.669% due 02/25/2037

352

349

2.669% due 07/25/2037

2,604

2,496

2.679% due 09/25/2037

3,936

3,793

Morgan Stanley ABS Capital I

2.639% due 06/25/2036

279

276

2.639% due 10/25/2036

919

893

2.639% due 01/25/2037

1,049

1,007

PRINCIPAL AMOUNT (000S)

VALUE (000S)

2.649% due 09/25/2036

$

1,743

$

1,659

2.649% due 10/25/2036

839

815

2.649% due 11/25/2036

1,680

1,602

2.659% due 03/25/2036

28

27

2.659% due 05/25/2037

1,811

1,734

2.719% due 02/25/2036

1,223

1,199

Morgan Stanley IXIS Real Estate Capital Trust

2.649% due 11/25/2036

809

766

Nationstar Home Equity Loan Trust

2.659% due 03/25/2037

881

839

2.659% due 06/25/2037

876

850

New Century Home Equity Loan Trust

2.669% due 08/25/2036

1,304

1,286

2.779% due 05/25/2036

1,400

1,155

Newcastle Mortgage Securities Trust

2.669% due 03/25/2036

52

52

Option One Mortgage Loan Trust

2.649% due 07/25/2036

294

290

2.649% due 01/25/2037

817

769

Popular ABS Mortgage Pass-Through Trust

2.689% due 06/25/2047

955

894

Residential Asset Mortgage Products, Inc.

2.669% due 11/25/2036

575

556

2.669% due 02/25/2037

832

788

2.679% due 10/25/2036

2,642

2,519

2.699% due 08/25/2046

721

687

Residential Asset Securities Corp.

2.639% due 06/25/2036

832

818

2.639% due 08/25/2036

1,137

1,121

2.659% due 04/25/2036

454

451

2.659% due 01/25/2037

963

914

2.669% due 07/25/2036

1,202

1,190

2.669% due 11/25/2036

2,389

2,278

2.679% due 10/25/2036

1,979

1,919

2.709% due 04/25/2037

972

911

2.719% due 04/25/2036

2,834

2,770

Saxon Asset Securities Trust

2.659% due 10/25/2046

3,270

3,153

Securitized Asset-Backed Receivables LLC Trust

2.639% due 01/25/2037

1,051

995

2.649% due 09/25/2036

858

817

2.659% due 03/25/2036

297

293

2.659% due 12/25/2036

1,359

1,234

2.679% due 11/25/2036

994

909

SLC Student Loan Trust

3.045% due 02/15/2015

3,484

3,466

SLM Student Loan Trust

3.311% due 04/25/2014

1,149

1,145

3.321% due 10/27/2014

655

652

3.321% due 10/25/2016

431

429

3.321% due 07/25/2017

598

594

3.321% due 10/25/2018

849

843

3.371% due 10/25/2016

5,000

4,939

3.481% due 01/25/2017

584

580

3.800% due 12/15/2038

750

733

Soundview Home Equity Loan Trust

2.649% due 10/25/2036

2,355

2,279

2.659% due 11/25/2036

1,933

1,865

2.659% due 12/25/2036

438

422

2.679% due 01/25/2037

678

648

2.679% due 06/25/2037

860

814

2.699% due 10/25/2036

453

442

3.399% due 10/25/2037

2,856

2,800

Specialty Underwriting & Residential Finance

2.629% due 06/25/2037

509

498

2.644% due 11/25/2037

807

765

2.659% due 02/25/2037

105

105

Structured Asset Investment Loan Trust

2.649% due 07/25/2036

614

585

28

PIMCO Funds

See Accompanying Notes

March 31, 2008

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Structured Asset Securities Corp.

2.649% due 10/25/2036

$

3,612

$

3,501

2.679% due 01/25/2037

897

815

4.900% due 04/25/2035

619

572

Washington Mutual Asset-Backed Certificates

2.649% due 01/25/2037

969

908

2.659% due 10/25/2036

1,069

966

Wells Fargo Home Equity Trust

2.649% due 01/25/2037

718

693

2.699% due 03/25/2037

904

882

Total Asset-Backed Securities (Cost $325,744)

313,408

SOVEREIGN ISSUES 9.2%

Banco Nacional de Desenvolvimento Economico e Social

5.330% due 06/16/2008

36,815

36,999

Colombia Government International Bond

9.750% due 04/23/2009

5,500

5,899

Export-Import Bank of Korea

3.166% due 06/01/2009

27,800

27,856

4.125% due 02/10/2009

2,900

2,892

4.500% due 08/12/2009

12,600

12,651

Korea Development Bank

3.364% due 10/31/2008

28,500

28,490

3.875% due 03/02/2009

14,970

14,941

4.326% due 10/20/2009

51,631

51,722

4.750% due 07/20/2009

27,310

27,603

4.842% due 04/03/2010

38,100

38,022

Mexico Government International Bond

4.625% due 10/08/2008

1,500

1,512

5.077% due 01/13/2009

59,795

59,930

Panama Government International Bond

8.250% due 04/22/2008

7,283

7,283

9.625% due 02/08/2011

20,800

23,837

Philippine Government International Bond

8.375% due 03/12/2009

1,600

1,680

Russia Government International Bond

8.250% due 03/31/2010

47,353

50,172

Ukraine Government International Bond

6.391% due 08/05/2009

94,510

96,514

Total Sovereign Issues (Cost $486,232)

488,003

FOREIGN CURRENCY-DENOMINATED ISSUES 15.4%

America Movil SAB de C.V.

8.460% due 12/18/2036

MXN

42,900

4,005

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Brazil Notas do Tesouro Nacional Series B

6.000% due 05/15/2045

BRL

11,250

$

9,773

Brazil Notas do Tesouro Nacional Series F

10.000% due 01/01/2012

703,722

363,616

10.000% due 01/01/2017

292,876

139,357

Brazilian Government International CPI Linked Bond

6.000% due 05/15/2017

3,000

2,619

Colombia Government International Bond

9.850% due 06/28/2027

COP

68,465,000

33,680

12.000% due 10/22/2015

28,500,000

16,277

Mexican Bonos

8.000% due 12/24/2008

MXN

100,000

9,438

Peru Government International Bond

12.250% due 08/10/2011

PEN

10,920

4,817

Poland Government International Bond

5.750% due 03/24/2010

PLN

452,449

201,132

South Africa Government International Bond

7.500% due 01/15/2014

ZAR

13,905

1,582

Telefonos de Mexico SAB de C.V.

8.750% due 01/31/2016

MXN

224,500

21,792

Uruguay Government International Bond

3.700% due 06/26/2037 (b)

UYU

253,922

11,526

Total Foreign Currency-Denominated Issues (Cost $816,335)

819,614

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.4%

Abbey National Treasury Services PLC

2.653% due 07/02/2008

$

2,600

2,593

Barclays Bank PLC

3.206% due 08/10/2009

15,800

15,825

Calyon Financial, Inc.

4.035% due 01/16/2009

7,500

7,495

Dexia Credit Local S.A.

2.654% due 09/29/2008

4,100

4,101

Fortis Bank NY

2.622% due 04/28/2008

1,800

1,800

2.646% due 09/30/2008

4,100

4,095

2.649% due 06/30/2008

6,300

6,298

HSBC Bank USA N.A.

3.294% due 07/28/2008

1,400

1,401

Nordea Bank Finland PLC

3.028% due 05/28/2008

4,500

4,502

3.046% due 04/09/2009

8,300

8,295

Skandinaviska Enskilda Banken AB

3.050% due 08/21/2008

1,500

1,500

3.060% due 02/13/2009

4,600

4,599

PRINCIPAL AMOUNT (000S)

VALUE (000S)

Societe Generale NY

2.652% due 06/30/2008

$

2,800

$

2,795

Unicredito Italiano NY

3.085% due 05/29/2008

4,400

4,402

3.135% due 05/06/2008

4,800

4,801

Wachovia Bank N.A.

2.668% due 10/03/2008

2,300

2,291

76,793

COMMERCIAL PAPER 4.8%

Barclays U.S. Funding Corp.

3.005% due 05/07/2008

121,000

120,636

Federal Home Loan Bank

1.500% due 04/01/2008

18,000

18,000

UBS Finance Delaware LLC

2.940% due 06/06/2008

14,800

14,725

Westpac Banking Corp.

3.070% due 05/06/2008

102,600

102,294

255,655

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG

1.200% due 04/01/2008

52,700

52,700

  (Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $53,760. Repurchase proceeds are $52,702.)

Fixed Income Clearing Corp.

1.900% due 04/01/2008

3,800

3,800

(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,880. Repurchase proceeds are $3,800.)

56,500

U.S. TREASURY BILLS 0.3%

1.396% due 05/29/2008 - 06/12/2008 (a)(c)

16,500

16,414

Total Short-Term Instruments (Cost $405,400)

405,362

Total Investments 91.9% (Cost $4,948,198)

$

4,881,248

Other Assets and Liabilities (Net) 8.1%

428,938

Net Assets (d) 100.0%

$

5,310,186

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*
A zero balance may reflect actual amounts rounding to less than one thousand.

(a)
Coupon represents a weighted average rate.

(b)
Principal amount of security is adjusted for inflation.

(c)
Securities with an aggregate market value of $15,419 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(d)
As of March 31, 2008, portfolio securities with an aggregate value of $25,720 and derivative instruments with an aggregate depreciation of ($11,808) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e)
Cash of $1,541 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description

Type

Expiration Month

# of Contracts

Unrealized (Depreciation)

90-Day Euribor December Futures

Long

12/2008

1,374

$
(2,496
)

See Accompanying Notes

Annual Report

March 31, 2008

29

Schedule of Investments  Developing Local Markets Fund  (Cont.)

(f)
Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	$7,500	$(47)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	46,850	$(122)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		46,850	(123)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI	CZK	47,690	(89)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	BCLY	HUF	3,980,000	(258)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI		17,185,395	(422)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		5,226,395	(391)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	57,000	(190)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	JPM		310,000	(626)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	80,700	65
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		372,000	(5)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC		7,000	82
Pay	28-Day Mexico Interbank TIIE Banxico	10.160%	06/02/2016	CITI		80,000	1,100
Pay	28-Day Mexico Interbank TIIE Banxico	10.280%	06/07/2016	MLP		57,000	823
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		17,100	98
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		17,100	99
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		200,000	1,272
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		428,000	590
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		140,000	312
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		460,540	225
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	MSC	BRL	546,000	(319)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		70,200	(738)
Pay	BRL-CDI-Compounded	14.120%	01/04/2010	BCLY		17,000	305
Pay	BRL-CDI-Compounded	14.190%	01/04/2010	BCLY		34,000	625
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		238,500	(6,179)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		56,300	(1,389)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		127,700	(4,114)

							$(9,369)

(g)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.500%	04/01/2038	$73,000	$73,662	$73,719
Freddie Mac	6.000%	04/01/2038	20,900	20,991	21,432

				$94,653	$95,151

(h)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$24	$0	$24
Buy	BRL	125,421	07/2008	4,524	0	4,524
Sell		866,028	07/2008	13,049	(3,084)	9,965
Buy		54,663	12/2008	210	(518)	(308)
Sell		68,913	12/2008	1,214	0	1,214
Buy	CLP	52,800,994	07/2008	13,654	(6)	13,648
Sell		2,793,449	07/2008	0	(879)	(879)
Buy		76,755,617	12/2008	11,992	0	11,992
Buy	CNY	162,077	07/2008	1,463	0	1,463
Sell		191,497	07/2008	0	(1,007)	(1,007)
Buy		448,402	10/2008	2,630	0	2,630
Buy		425,933	03/2009	5,208	(1)	5,207
Sell		141,898	03/2009	0	(1,167)	(1,167)
Buy	COP	137,190,912	12/2008	4,552	0	4,552
Sell		23,106,666	12/2008	0	(194)	(194)
Buy	CZK	4,584,815	07/2008	57,983	(2)	57,981
Sell		2,059,657	07/2008	0	(26,489)	(26,489)
Buy		5,181,580	12/2008	21,817	0	21,817
Sell		1,252,523	12/2008	0	(3,007)	(3,007)
Sell	EUR	5,290	04/2008	1	(73)	(72)
Sell	GBP	7,597	04/2008	0	(7)	(7)

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	4,044,519	05/2008	$211	$(20)	$191
Buy	HUF	36,974,184	07/2008	12,661	(2)	12,659
Sell		18,728,517	07/2008	0	(5,247)	(5,247)
Buy	IDR	1,273,866,200	05/2008	4,330	(172)	4,158
Sell		324,269,180	05/2008	346	(222)	124
Buy	ILS	70,428	07/2008	489	0	489
Buy		439,521	11/2008	10,731	0	10,731
Sell		23,400	11/2008	0	(664)	(664)
Buy	INR	2,430,933	05/2008	1,374	(124)	1,250
Sell		930,919	05/2008	309	0	309
Buy		2,808,382	08/2008	0	(1,300)	(1,300)
Sell		478,560	08/2008	185	0	185
Buy	JPY	324,430	05/2008	72	0	72
Sell		1,911,618	05/2008	11	(24)	(13)
Buy	KRW	55,924,695	05/2008	0	(3,800)	(3,800)
Sell		45,456,924	05/2008	3,223	0	3,223
Buy		11,970,177	08/2008	0	(854)	(854)
Sell		9,096,500	08/2008	804	0	804
Buy	KWD	3,711	05/2008	1,078	0	1,078
Buy	MXN	5,695,944	07/2008	16,178	(3)	16,175
Sell		410,702	07/2008	0	(1,106)	(1,106)
Buy	MYR	375,897	05/2008	4,719	(211)	4,508
Sell		147,306	05/2008	380	0	380
Buy		275,519	08/2008	3,282	(17)	3,265
Buy	PEN	93,340	07/2008	2,162	0	2,162
Buy		164,639	01/2009	4,339	0	4,339
Buy	PHP	6,010,091	05/2008	9,117	(436)	8,681
Sell		1,976,752	05/2008	1,435	0	1,435
Buy		4,457,933	08/2008	750	(2,153)	(1,403)
Buy	PLN	1,436,530	07/2008	112,495	(3)	112,492
Sell		491,731	07/2008	0	(8,051)	(8,051)
Buy	RON	230,660	11/2008	4,250	0	4,250
Sell		241,711	11/2008	0	(3,922)	(3,922)
Buy	RUB	4,903,596	07/2008	12,182	0	12,182
Sell		1,586,053	07/2008	0	(2,841)	(2,841)
Buy		3,477,829	11/2008	3,815	(3)	3,812
Sell		6,211	11/2008	0	(10)	(10)
Buy	SAR	48,427	05/2008	10	0	10
Buy	SGD	310,100	05/2008	16,954	0	16,954
Sell		331	05/2008	0	(9)	(9)
Buy		374,707	08/2008	9,855	0	9,855
Buy		175,817	11/2008	3,318	0	3,318
Buy	SKK	220,342	07/2008	724	(2)	722
Buy		3,418,420	10/2008	16,158	0	16,158
Buy	TRY	500,485	12/2008	8	(40,329)	(40,321)
Buy	TWD	3,151,820	09/2008	1,666	0	1,666
Buy	UAH	208,464	10/2008	0	(1,651)	(1,651)
Sell		50,725	10/2008	357	0	357
Buy	ZAR	1,513,262	07/2008	0	(19,086)	(19,086)
Sell		143,062	07/2008	2,815	0	2,815
Buy		575,660	12/2008	0	(3,619)	(3,619)

				$401,114	$(132,315)	$268,799

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.3%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$433	$410
4.080% due 03/28/2014	505	479
4.570% due 03/28/2014	927	877
4.590% due 03/28/2014	76	72
4.600% due 03/28/2014	1,190	1,127

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	2,500	2,145
7.096% due 04/08/2014	2,500	2,139

Appleton Papers, Inc.
4.878% due 05/21/2014	333	301
6.293% due 06/05/2014	333	301
6.580% due 05/21/2014	328	297

Berry Plastics Holding Corp.
11.646% due 06/15/2014	4,693	4,011

Biomet, Inc.
7.857% due 03/25/2015	4,988	4,805

Boc Group, Inc.
5.085% due 05/31/2014	2,481	1,675

Community Health Systems, Inc.
4.000% due 07/02/2014	425	393
4.000% due 07/25/2014	24	22
5.335% due 07/25/2014	8,834	8,162

CSC Holdings, Inc.
4.750% due 03/30/2013	5,947	5,573

Daimler Finance North America LLC
6.800% due 08/03/2012	12,935	10,759

Dex Media West LLC
4.410% due 09/09/2010	188	180
4.530% due 09/09/2010	281	271
4.580% due 09/09/2010	375	361
6.330% due 09/09/2010	18	17

FCI Connectors
6.224% due 03/09/2013	2,403	2,146
6.298% due 03/09/2013	69	62

Ford Motor Co.
5.800% due 12/15/2013	988	812

General Motors Corp.
7.056% due 11/29/2013	990	884

Georgia-Pacific Corp.
4.446% due 12/20/2012	767	713
4.740% due 12/20/2012	8,252	7,667
4.835% due 12/20/2012	971	902

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	3,000	2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	958	752

HCA, Inc.
4.946% due 11/16/2013	10,569	9,736

Health Management Associates, Inc.
6.580% due 02/28/2014	3,887	3,386

Ineos Group Holdings PLC
4.635% due 10/07/2012	1,707	1,496
4.885% due 10/07/2013	2,460	2,129
5.385% due 10/07/2014	2,460	2,267

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	886
4.450% due 05/23/2014	3,970	3,518

Lukoil Finance Ltd.
3.404% due 12/29/2008	2,415	2,409

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	200	159
2.974% due 10/03/2011	160	127
3.468% due 10/03/2011	200	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.946% due 04/08/2012	$6,900	$5,489
8.108% due 04/08/2012	990	788

MGM Mirage
2.904% due 10/03/2011	240	213
3.414% due 10/03/2011	400	355
4.405% due 10/03/2011	200	178
6.494% due 10/03/2011	600	533

NRG Energy, Inc.
4.196% due 02/01/2013	3,567	3,346
4.346% due 02/01/2013	1,579	1,482
6.580% due 02/01/2013	1,060	994

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,492	1,261

Polypore, Inc.
5.370% due 05/15/2014	4,478	3,963

RH Donnelley Corp.
4.100% due 06/30/2011	109	102
4.200% due 06/30/2011	34	32
4.300% due 06/30/2011	291	271
4.500% due 06/30/2011	146	136
4.590% due 09/09/2010	94	87
4.590% due 06/30/2011	101	94
4.600% due 06/30/2011	146	136
4.750% due 06/30/2011	54	51
5.480% due 09/09/2010	151	145

Shackleton Re Ltd.
10.750% due 08/01/2008	1,500	1,447
11.250% due 08/01/2008	500	482

Thompson Learning, Inc.
5.200% due 06/27/2014	5,985	5,162

Travelport
7.080% due 08/23/2013	4,963	4,342

Tribune Co.
5.542% due 05/30/2014	4,726	3,179

TXU Technology
6.478% due 10/10/2014	488	445
6.596% due 10/10/2014	4,102	3,738

Total Bank Loan Obligations (Cost $141,467)		127,014

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 18.6%

AES Red Oak LLC
8.540% due 11/30/2019	2,557	2,570

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	221

American General Finance Corp.
6.900% due 12/15/2017	5,000	4,898

American Honda Finance Corp.
4.500% due 05/26/2009	500	505

American International Group, Inc.
5.850% due 01/16/2018	13,600	13,381

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

Banco Santander Chile
3.340% due 12/09/2009	5,000	4,827

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,389
5.750% due 12/01/2017	8,000	8,300
8.000% due 12/29/2049	15,600	15,650

BankAmerica Instit-A
8.070% due 12/31/2026	500	517

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,897

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	$1,000	$944
6.400% due 10/02/2017	18,500	18,312
6.950% due 08/10/2012	4,000	4,007

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	523

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,474
6.722% due 12/31/2049	2,000	1,854

Calabash Re Ltd.
13.700% due 01/08/2010	1,000	1,032

Citigroup Capital XXI
8.300% due 12/21/2057	10,675	10,550

Citigroup, Inc.
5.300% due 10/17/2012	275	276
6.000% due 02/21/2012	650	664

Columbia University
6.875% due 12/15/2015	500	581

Colvis Finance Ltd.
8.000% due 02/02/2009	4,000	4,003

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,920

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,959

DBS Bank Ltd.
3.290% due 05/16/2017	5,000	4,650

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	7,014

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,059
5.250% due 07/29/2014	6,625	6,823

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,788

First Empire Capital Trust II
8.277% due 06/01/2027	500	513

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	1,000	989
7.375% due 02/01/2011	440	367
8.050% due 06/15/2011	3,640	2,891

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	905
7.625% due 06/01/2015	375	358

Foundation Re II Ltd.
9.820% due 11/26/2010	1,800	1,838

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,420

General Electric Capital Corp.
4.625% due 04/10/2012	13,000	12,451
5.250% due 10/19/2012	3,540	3,684
5.450% due 01/15/2013	5,000	5,245
5.875% due 02/15/2012	500	531
5.875% due 01/14/2038	11,675	11,292

General RE Corp.
9.000% due 09/12/2009	500	548

GMAC LLC
3.749% due 09/23/2008	900	849
8.000% due 11/01/2031	3,190	2,291

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,193
5.250% due 10/15/2013	2,400	2,390
5.700% due 09/01/2012	165	170
6.125% due 02/15/2033	45	41
6.750% due 10/01/2037	18,300	17,077
7.350% due 10/01/2009	500	526

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	$1,500	$1,419

HBOS PLC
5.920% due 09/29/2049	7,500	5,527

HCP, Inc.
6.700% due 01/30/2018	5,000	4,298

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,779

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,740

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	386

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,154

HSBC Finance Corp.
4.750% due 07/15/2013	120	118

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,143
6.500% due 09/15/2037	125	119

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,040

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,362
6.875% due 11/04/2011	1,800	1,732

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	4,642

JPMorgan Chase & Co.
6.000% due 01/15/2018	5,000	5,228

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,670

Longpoint Re Ltd.
8.050% due 05/08/2010	1,600	1,622

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	3,550	3,736
10.375% due 10/15/2017 (b)	750	782
11.625% due 10/15/2017	5,425	5,452

MBNA Capital B
4.039% due 02/01/2027	3,000	2,511

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	10,000	9,087

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,136

MetLife, Inc.
5.375% due 12/15/2012	45	47

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,264

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	603

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,459

Morgan Stanley
5.750% due 08/31/2012	4,400	4,486
5.950% due 12/28/2017	2,400	2,325

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,959

Mystic Re Ltd.
9.390% due 12/05/2008	1,100	1,091
12.090% due 12/05/2008	850	842
13.090% due 06/07/2011	700	723

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	752
7.250% due 03/01/2012	4,815	5,243

Pemex Finance Ltd.
9.690% due 08/15/2009	399	412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petroleum Export Ltd.
4.623% due 06/15/2010	$2,000	$1,993
5.265% due 06/15/2011	6,349	6,402

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,408	3,500

Rabobank Capital Funding II
5.260% due 12/29/2049	2,860	2,459

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,600	5,705

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	505

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	6,891
6.875% due 11/29/2010	8,000	8,172
7.175% due 05/16/2013	2,350	2,400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	11,649

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,000	2,031

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,779

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	560

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	7,314

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,111
10.250% due 07/15/2013	617	657

Textron Financial Corp.
4.542% due 01/11/2010	11,000	10,812

TNB Capital L Ltd.
5.250% due 05/05/2015	570	568

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	944
6.625% due 03/20/2017	4,400	3,817
7.500% due 07/18/2016	7,050	6,641

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,236

UBS AG
5.875% due 12/20/2017	5,400	5,534

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,095

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	279

Universal City Development Partners
11.750% due 04/01/2010	500	515

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	493

Ventas Realty LP
6.500% due 06/01/2016	400	388
6.750% due 04/01/2017	2,635	2,589
8.750% due 05/01/2009	500	510
9.000% due 05/01/2012	800	846

Vita Capital III Ltd.
5.829% due 01/01/2011	3,150	3,082

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,968
5.250% due 10/23/2012	15,780	16,388

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	$1,000	$1,025

		445,624

INDUSTRIALS 23.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	47,550	53,641

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,438

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,882

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,418
5.750% due 01/15/2015	15,400	15,661

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,418
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	540

ARAMARK Corp.
6.739% due 02/01/2015	1,525	1,353
8.500% due 02/01/2015	4,470	4,504

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	5,256
8.750% due 03/01/2012	1,760	1,619

Atlantic Richfield Co.
8.530% due 02/27/2012	500	584

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	988

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	5,510	3,705

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,748

BW Group Ltd.
6.625% due 06/28/2017	760	759

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	27,260

CBS Corp.
5.625% due 08/15/2012	3,500	3,419

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,086

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,622

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,280

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	915

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,624

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,416

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,216

Cisco Systems, Inc.
5.500% due 02/22/2016	500	518

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	542

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	544

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	$500	$513

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,384

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	350

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,266

Comcast Corp.
5.300% due 01/15/2014	2,000	1,966
5.500% due 03/15/2011	500	504
5.900% due 03/15/2016	2,900	2,882
6.500% due 01/15/2015	100	103

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,237

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	561

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,076

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	5,012
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,762

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,372

Delhaize America, Inc.
8.050% due 04/15/2027	600	633
9.000% due 04/15/2031	3,695	4,459

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,759	3,703

Dex Media West LLC
9.875% due 08/15/2013	2,980	2,600

Dow Chemical Co.
6.000% due 10/01/2012	250	264

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	611
8.375% due 05/01/2016	9,420	9,373

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,890
7.125% due 02/01/2016	4,600	4,312

El Paso Corp.
7.000% due 06/15/2017	4,500	4,652
7.750% due 06/15/2010	300	314

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,400

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,427

Enterprise Products Operating LP
4.950% due 06/01/2010	600	613

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,208

First Data Corp.
9.875% due 09/24/2015	6,815	5,614

Ford Motor Co.
7.500% due 08/01/2026	2,300	1,484

Freescale Semiconductor, Inc.
8.875% due 12/15/2014 (b)	7,070	5,568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fund American Cos., Inc.
5.875% due 05/15/2013	$1,000	$1,044

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	6,261
7.288% due 08/16/2037	10,000	9,172
8.625% due 04/28/2034	4,740	5,415

Gazprom International S.A.
7.201% due 02/01/2020	10,145	10,323

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,119	2,116

General Motors Corp.
7.700% due 04/15/2016	1,220	894
8.250% due 07/15/2023	3,325	2,344
8.800% due 03/01/2021	4,950	3,774

Georgia-Pacific LLC
7.000% due 01/15/2015	800	754
7.125% due 01/15/2017	4,250	3,952
8.000% due 01/15/2024	1,995	1,766

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	472	497

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,486

HCA, Inc.
6.750% due 07/15/2013	2,550	2,270
7.190% due 11/15/2015	1,700	1,450
9.125% due 11/15/2014	4,175	4,311
9.250% due 11/15/2016	590	614
9.625% due 11/15/2016 (b)	3,300	3,432

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,802

Hertz Corp.
8.875% due 01/01/2014	2,350	2,238

Hess Corp.
6.650% due 08/15/2011	810	874

Hewlett-Packard Co.
6.500% due 07/01/2012	500	547

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,187

Hospira, Inc.
4.950% due 06/15/2009	500	502

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,032

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,408

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,563

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	5,400	5,468

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	932
8.800% due 01/30/2017	2,200	2,299

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	615

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	600	622

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,773

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,057

Kroger Co.
7.000% due 05/01/2018	5,000	5,455

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,588

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	524

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,948

Masco Corp.
6.125% due 10/03/2016	5,000	4,417

McKesson Corp.
5.700% due 03/01/2017	5,000	4,940

MGM Mirage
7.500% due 06/01/2016	2,820	2,552

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,064

Nalco Co.
8.875% due 11/15/2013	400	413

New Albertson’s, Inc.
6.570% due 02/23/2028	800	643
7.450% due 08/01/2029	5,100	4,723
7.750% due 06/15/2026	2,150	2,039

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	1,005

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	7,130
10.750% due 07/15/2016	2,100	1,929

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,331	1,300

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,338

Novelis, Inc.
7.250% due 02/15/2015	1,243	1,106

Pemex Project Funding Master Trust
4.100% due 06/15/2010	700	702
6.625% due 06/15/2035	420	437
9.125% due 10/13/2010	110	123
9.375% due 12/02/2008	103	108

Petrobras International Finance Co.
6.125% due 10/06/2016	500	501

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,951

Petronas Capital Ltd.
7.000% due 05/22/2012	250	278

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	155	150

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	428

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,808

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	1,891

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	10,608

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	1,817
8.875% due 10/15/2017	600	378

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,796

Rowan Cos., Inc.
5.880% due 03/15/2012	2,543	2,752

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,261

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$3,125	$2,781

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	530

SemGroup LP
8.750% due 11/15/2015	5,150	4,738

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,602

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	975

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	1,950	1,774

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	1,711
7.750% due 08/15/2016	1,450	1,174

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,451

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	968

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,285

Tesco PLC
5.500% due 11/15/2017	9,250	9,457

Tesoro Corp.
6.250% due 11/01/2012	440	417

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,295

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,117
6.875% due 05/01/2012	2,625	2,713

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,928
7.250% due 03/15/2017	2,200	2,013

Tyco International Group S.A.
6.375% due 10/15/2011	445	444
6.750% due 02/15/2011	500	528

United Airlines, Inc.
6.201% due 09/01/2008	272	269
7.336% due 01/02/2021	461	406
7.730% due 01/01/2012	725	718
10.850% due 02/19/2015 (a)	1,059	520

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,209
6.250% due 01/23/2017	2,900	2,903
8.250% due 01/17/2034	5,425	6,086

Valero Energy Corp.
6.125% due 06/15/2017	8,045	8,144
6.875% due 04/15/2012	1,550	1,668

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	2,400	2,328
11.375% due 08/01/2016	1,985	1,831

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,362
6.250% due 04/30/2016	5,000	4,876

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,246
9.125% due 02/01/2017	8,873	7,409

Walt Disney Co.
6.200% due 06/20/2014	500	543
6.375% due 03/01/2012	640	694

Waste Management, Inc.
7.375% due 08/01/2010	900	949
7.650% due 03/15/2011	270	305

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
7.625% due 07/15/2019	$925	$992
7.875% due 09/01/2021	1,375	1,497

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,970

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,881

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	5,038

		558,188

UTILITIES 7.5%

AES Corp.
8.000% due 10/15/2017	3,575	3,638

AT&T Corp.
7.300% due 11/15/2011	947	1,027

Beaver Valley II Funding
9.000% due 06/01/2017	319	355

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,466

Carolina Power & Light Co.
5.125% due 09/15/2013	750	788

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,815

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	4,760

Citizens Communications Co.
7.000% due 11/01/2025	400	292
7.875% due 01/15/2027	1,750	1,509

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,522

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,537

Dominion Resources, Inc.
5.700% due 09/17/2012	260	273

Duke Energy LLC
5.300% due 10/01/2015	1,500	1,554
5.625% due 11/30/2012	225	240

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,593

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	5,027

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,525	3,578

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,713

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	2,752

Homer City Funding LLC
8.734% due 10/01/2026	3,758	4,022

Idearc, Inc.
8.000% due 11/15/2016	2,825	1,843

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	5,600	5,698
8.625% due 11/14/2011	4,125	4,362

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,990

KT Corp.
4.875% due 07/15/2015	3,000	2,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011	$8,200	$8,264
7.250% due 06/28/2017	400	382
7.750% due 10/17/2016	600	594
7.875% due 06/29/2037	400	368

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317

Midwest Generation LLC
8.560% due 01/02/2016	355	385

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,020

Nevada Power Co.
5.875% due 01/15/2015	450	444
6.500% due 05/15/2018	6,050	6,203

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,437

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,564

NRG Energy, Inc.
7.250% due 02/01/2014	700	693
7.375% due 02/01/2016	3,675	3,611
7.375% due 01/15/2017	330	322

NSTAR Electric Co.
7.800% due 05/15/2010	500	547

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,534

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	541

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,538

Progress Energy, Inc.
7.100% due 03/01/2011	4,796	5,167

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,276

PSEG Power LLC
5.500% due 12/01/2015	900	894
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,078

Qwest Corp.
6.500% due 06/01/2017	1,000	908
7.250% due 09/15/2025	2,250	1,969
7.250% due 10/15/2035	1,550	1,286
7.500% due 06/15/2023	1,800	1,580
8.875% due 03/15/2012	2,190	2,245

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,029	1,035

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	429
6.332% due 09/30/2027	11,800	10,796

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,937
7.625% due 06/15/2014	3,725	3,716
7.875% due 06/15/2017	5,450	5,450

Rural Cellular Corp.
9.875% due 02/01/2010	7,320	7,558

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,684

Sprint Capital Corp.
8.375% due 03/15/2012	850	787

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,049

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,831

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	$13,050	$12,887

Verizon Communications, Inc.
5.550% due 02/15/2016	400	399

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	490

Verizon New England, Inc.
6.500% due 09/15/2011	625	654

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	512

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	251

		180,852

Total Corporate Bonds & Notes (Cost $1,234,395)		1,184,664

MUNICIPAL BONDS & NOTES 2.6%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	977

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	77

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,900	1,746

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	4,200	4,093
5.000% due 11/01/2037	800	779
5.000% due 12/01/2037	1,170	1,140

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	100

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	656

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	351

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	267

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	503

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	4,400	4,334

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	8,420

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	1,000	925

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	2,115

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$980	$815
5.750% due 06/01/2047	800	707

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	594

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	515

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	901

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	402

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,789
5.000% due 07/01/2044	6,800	6,644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	707
4.500% due 07/01/2023	800	802
4.500% due 07/01/2024	1,100	1,095

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	682
4.500% due 01/01/2028	900	854

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	676
5.000% due 06/01/2041	130	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	696

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	524

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	587

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,524

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	499

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	363

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,299

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	190

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	579

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	199
5.000% due 05/15/2041	400	394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	$700	$697

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	400	398

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	2,066

Total Municipal Bonds & Notes (Cost $63,155)		62,189

U.S. GOVERNMENT AGENCIES 15.2%

Fannie Mae
3.099% due 03/25/2017	104	103
3.225% due 10/18/2030	17	17
4.000% due 08/01/2018 - 08/01/2020	4,070	3,997
4.500% due 02/01/2035 - 08/01/2035	2,150	2,076
5.000% due 12/01/2013 - 04/01/2038	25,135	25,082
5.119% due 04/01/2036	462	464
5.231% due 03/01/2036	443	444
5.500% due 12/01/2032 - 04/01/2038	293,338	296,318
5.500% due 09/01/2034 (h)	7,576	7,668
5.723% due 03/01/2044	170	169
6.000% due 04/01/2016 - 10/01/2036	129	133
6.066% due 02/01/2035	345	347
6.089% due 12/01/2036	240	243
6.260% due 03/01/2011	381	402
6.500% due 08/01/2011 - 12/01/2029	258	276
6.847% due 09/01/2031	28	28
6.850% due 12/18/2027	237	251

Federal Farm Credit Bank
7.561% due 11/29/2049	500	527

Federal Home Loan Bank
4.060% due 08/25/2009	264	264

Freddie Mac
3.048% due 02/15/2019	7,294	7,249
3.318% due 09/15/2030	57	56
4.000% due 04/15/2022	338	338
5.000% due 06/15/2016 - 09/15/2024	1,274	1,287
5.500% due 03/15/2017 - 09/15/2017	3,566	3,681
5.722% due 10/25/2044 - 02/25/2045	322	318
5.922% due 07/25/2044	498	486
6.500% due 07/25/2043	21	22
7.000% due 06/15/2013	33	36
7.260% due 05/01/2023	35	35
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	457	458
4.045% due 07/16/2020	696	698
4.385% due 08/16/2030	1,466	1,480
4.500% due 08/15/2033	45	44
5.125% due 11/20/2023 - 11/20/2027	99	99
5.132% due 06/16/2023	179	182
5.625% due 07/20/2026	41	41
6.375% due 03/20/2026 - 05/20/2026	86	88
6.569% due 09/16/2026	1,000	1,068
8.000% due 03/20/2030	93	102
8.500% due 07/20/2030 - 03/20/2031	23	25

36	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 10/15/2008 - 11/15/2008	$1	$1
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	7	8
10.000% due 07/15/2013	14	16

New Valley Generation
7.299% due 03/15/2019	792	886

Private Export Funding Corp.
4.550% due 05/15/2015	750	789

Small Business Administration
4.340% due 03/01/2024	259	250
4.504% due 02/01/2014	104	102
5.130% due 09/01/2023	49	49
5.886% due 09/01/2011	278	286
6.030% due 02/01/2012	2,058	2,119
6.900% due 12/01/2020	1,053	1,119
7.150% due 03/01/2017	458	479
7.300% due 05/01/2017	346	362
7.640% due 03/10/2010	53	56

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,069

Total U.S. Government Agencies (Cost $356,257)		364,224

MORTGAGE-BACKED SECURITIES 4.9%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,078	9,706

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	714	693

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,718	10,264
4.617% due 01/25/2034	51	47
4.760% due 01/25/2034	22	21
5.550% due 02/25/2033	108	100
6.764% due 02/25/2033	12	11

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	140	122
5.706% due 09/25/2035	2,772	2,280

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	522

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	93	93

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	725	686

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	179	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	6	6

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.732% due 02/25/2034	2,888	2,713
4.842% due 04/20/2035	1,643	1,563
7.076% due 10/19/2032	9	9

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	4,856

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,182
4.962% due 06/25/2033	1,317	1,318
5.435% due 09/15/2034	519	522

Denver Arena Trust
6.940% due 11/15/2019	278	273

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	424	422

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	$12,000	$12,038

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	1,829	1,755

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,602	2,406
6.620% due 10/18/2030	227	227
6.624% due 05/03/2018	600	658

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,818

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.988% due 10/15/2017	2,609	2,445

MASTR Adjustable Rate Mortgages Trust
5.043% due 11/25/2033	94	97
5.200% due 08/25/2034	217	207

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	3,323	2,671

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,200	4,886

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,748

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	818	799

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606

Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	94	89

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,109	1,059

Structured Asset Mortgage Investments, Inc.
2.819% due 05/25/2036	3,817	2,896

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,573	1,430

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,737	2,523

WaMu Mortgage Pass-Through Certificates
3.139% due 12/25/2027	560	509
4.208% due 06/25/2033	544	543
5.220% due 02/27/2034	24	23
5.326% due 08/25/2046	1,115	779
5.726% due 06/25/2042	25	23

Washington Mutual MSC Mortgage Pass- Through Certificates
7.020% due 02/25/2033	9	9

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $122,774)		118,014

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
2.679% due 02/25/2036	29	29

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	5,183	5,062

Carrington Mortgage Loan Trust
2.849% due 06/25/2035	865	852

Countrywide Asset-Backed Certificates
2.709% due 10/25/2046	82	79

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	814

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	$399	$368

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	27	26

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	50	50

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	88	89

Residential Asset Securities Corp.
2.669% due 07/25/2036	293	290

SLM Student Loan Trust
3.311% due 04/25/2014	1,702	1,696
3.481% due 01/25/2017	632	628

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	100	101

Total Asset-Backed Securities (Cost $11,555)		11,595

SOVEREIGN ISSUES 7.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,662
8.250% due 09/19/2027	570	698

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,474
8.875% due 10/14/2019	8,400	10,395
8.875% due 04/15/2024	2,157	2,680

Chile Government International Bond
5.500% due 01/15/2013	500	530

China Development Bank
5.000% due 10/15/2015	500	498

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,646
7.375% due 09/18/2037	3,900	4,192
8.250% due 12/22/2014	5,200	6,058
10.000% due 01/23/2012	941	1,121
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,921
11.750% due 02/25/2020	725	1,073

Croatia Government International Bond
4.000% due 07/30/2010	69	69

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,140
10.250% due 11/08/2011	1,000	1,163

Hong Kong Government International Bond
5.125% due 08/01/2014	750	759

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,985

Korea Development Bank
3.358% due 11/22/2012	7,500	7,277
3.364% due 10/31/2008	500	500
4.326% due 10/20/2009	1,600	1,603
4.750% due 07/20/2009	2,250	2,274
5.300% due 01/17/2013	700	718
5.750% due 09/10/2013	385	405

Korea Expressway Corp.
4.875% due 04/07/2014	1,540	1,447
5.125% due 05/20/2015	750	701

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	444	468
8.000% due 09/24/2022	45	57
9.875% due 02/01/2010	115	129

Panama Government International Bond
7.250% due 03/15/2015	2,325	2,558
8.875% due 09/30/2027	2,600	3,328

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.375% due 07/23/2012		$1,843	$2,166
9.375% due 04/01/2029		75	99
9.625% due 02/08/2011		442	507

Peru Government International Bond
6.550% due 03/14/2037		320	332
8.375% due 05/03/2016		3,870	4,629
8.750% due 11/21/2033		1,000	1,305

Philippine Government International Bond
6.375% due 01/15/2032		14,900	14,453
7.750% due 01/14/2031		1,100	1,233

Poland Government International Bond
4.000% due 10/27/2024		55	54

Russia Government International Bond
7.500% due 03/31/2030		9,531	10,991
11.000% due 07/24/2018		500	728

South Africa Government International Bond
5.875% due 05/30/2022		750	707
6.500% due 06/02/2014		7,500	7,828
7.375% due 04/25/2012		2,730	2,962

Ukraine Government International Bond
6.875% due 03/04/2011		780	807
7.650% due 06/11/2013		9,975	10,623

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,018
8.000% due 11/18/2022		9,472	10,182
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
4.894% due 04/20/2011		1,500	1,283
6.000% due 12/09/2020		6,200	4,417
8.500% due 10/08/2014		2,000	1,860
10.750% due 09/19/2013		1,980	2,024

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,663
6.875% due 01/15/2016		3,000	3,189

Total Sovereign Issues (Cost $173,855)			178,378

FOREIGN CURRENCY-DENOMINATED ISSUES 17.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	1,017

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	1,500	2,409

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,592

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		2,400	3,372

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,276

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	4,000	3,474

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		79,939	41,286
10.000% due 01/01/2017		31,740	15,098

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	615
12.500% due 01/05/2022		5,200	3,230

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,491
6.000% due 08/15/2024		26,700	23,404

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,959

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,758

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,936

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	$5,711

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	4,008

Eircom Group PLC
6.625% due 08/15/2014		1,750	2,411
6.875% due 08/15/2015		1,750	2,425

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,699

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	263
5.875% due 06/01/2015		14,000	19,866
7.800% due 09/27/2010		3,500	5,689

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,819

Green Valley Ltd.
8.376% due 01/10/2011		1,300	2,069

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	2,476

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,520

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,601

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,190

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,172

JSG Holding PLC
6.302% due 02/18/2015	EUR	2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,788

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,839
8.000% due 12/17/2015		121,000	11,756

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,811

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	996

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	986

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	EUR	2,991	4,447
6.300% due 11/30/2014		3,581	5,363
8.250% due 05/01/2016		3,300	4,949

OI European Group BV
6.875% due 03/31/2017		820	1,223

PagesJaunes Groupe
6.055% due 01/11/2014		4,000	5,430

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,533

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	12,148

Pylon Ltd.
6.117% due 12/29/2008	EUR	1,500	2,359

QBE International Holdings PLC
9.380% due 08/03/2020	AUD	3,000	2,674

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	31,198
4.750% due 07/04/2028		7,900	12,845

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	3,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	$2,878
10.280% due 04/06/2011		4,000	6,352

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,592

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	100,000	1,000
1.511% due 05/25/2049		100,000	993
4.375% due 10/27/2014	EUR	3,500	5,343

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	13,454

United Kingdom Gilt
5.250% due 06/07/2012	GBP	3,900	8,126

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,825	4,204

UPC Broadband Holding BV
6.361% due 12/31/2014		6,456	8,669

UPC Holding BV
7.750% due 01/15/2014		2,300	3,236

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	22,217	1,009
5.000% due 09/14/2018 (d)		31,006	1,656
6.875% due 01/19/2016	EUR	13,000	20,780

Veolia Environnement
4.875% due 05/28/2013		3,460	5,385

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,132

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,608

Total Foreign Currency-Denominated Issues (Cost $391,653)			412,291

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS 4.3%

Deutsche Bank AG
1.200% due 04/01/2008		$99,600	99,600
(Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $101,626. Repurchase proceeds are $99,603.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		4,121	4,121
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $4,207. Repurchase proceeds are $4,121.)

			103,721

U.S. TREASURY BILLS 2.5%
1.368% due 05/29/2008 - 06/26/2008 (c)(e)(f)		60,400	60,109

Total Short-Term Instruments (Cost $163,965)			163,830

PURCHASED OPTIONS (k) 0.5%
(Cost $10,172)			12,169

Total Investments 109.8% (Cost $2,669,248)			$2,634,368

Written Options (l) (0.1%) (Premiums $1,624)			(1,561)

Other Assets and Liabilities (Net) (9.7%)			(233,306)

Net Assets (g) 100.0%			$2,399,501

38	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $58,926 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $14,390 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $79,388 at a weighted average interest rate of 5.153%. On March 31, 2008, securities valued at $22,207 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $34,940 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	631	$(1,352)
Euro-Bund 10-Year Bond June Futures	Long	06/2008	713	(838)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	8	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	585	(292)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	97	(122)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	836	2,697
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,080	(2,293)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	550	(982)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,136	4,291
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	1,105

				$2,256

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	Buy	(0.560%	)	03/20/2017	BOA		$5,000	$229
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		2,500	133
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.300%	)	12/20/2017	RBS		2,500	145
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	BCLY		2,800	16
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	DUB		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	LEH		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.975%		03/20/2013	RBS		5,400	36
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	BCLY		2,000	10
Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	BCLY		4,000	(321)
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	BCLY		2,000	296
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	UBS		12,000	(406)
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,200	(142)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(1.500%	)	12/20/2017	RBS		5,000	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		1,800	4
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	LEH		4,500	(70)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		3,500	(138)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	MSC		700	(32)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	LEH		10,000	(273)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	LEH		1,000	(52)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		2,100	(98)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		1,500	(218)
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		5,000	358
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		3,700	(182)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012	CSFB		5,650	(150)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		12,000	(699)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		7,300	(423)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	1,700	(295)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		1,500	(242)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS		$1,000	(23)
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA		5,000	(3)
CSX Corp. 5.60% due 05/01/2017	Buy	(0.880%	)	06/20/2017	UBS		5,000	131
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	CITI		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	JPM		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	MLP		4,000	(457)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	3,900	(105)

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS	EUR	3,900	$(104)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	MSC		$5,950	(238)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	BOA		1,800	(71)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.600%		12/20/2012	CSFB		1,000	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	DUB		2,000	(261)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP		1,300	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	BEAR		4,000	(603)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	GSC		9,000	(1,713)
GMAC LLC 6.875% due 08/28/2012	Sell	6.550%		09/20/2012	BEAR		4,700	(762)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	GSC		4,200	(634)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	MLP		8,000	(1,208)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		4,000	(184)
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.227%	)	03/20/2018	BOA		5,000	956
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		5,500	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	RBS		5,000	(108)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	LEH		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS		700	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		3,000	(97)
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	MSC		5,000	(206)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.540%	)	12/20/2017	DUB		4,000	156
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.500%	)	12/20/2017	BNP		1,000	42
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		12,000	(431)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		5,600	(203)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		4,000	9
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.786%	)	12/20/2017	BOA		5,000	373
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		2,700	41
Kraft Foods, Inc. 6.500% due 08/11/2017	Buy	(0.590%	)	09/20/2017	DUB		2,000	105
Kroger Co. 7.000% due 05/01/2018	Buy	(0.550%	)	06/20/2018	JPM		5,000	122
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(2.410%	)	09/20/2017	GSC		2,000	134
Marks & Spencer PLC 6.250% due 12/01/2017	Buy	(0.950%	)	12/20/2017	RBS		5,000	420
Masco Corp. 6.125% due 10/03/2016	Buy	(0.915%	)	12/20/2016	CSFB		5,000	546
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		5,000	162
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		4,000	166
Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	MSC		900	9
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	MSC		530	19
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	MSC		120	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	LEH		9,200	(23)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	GSC		210	8
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM		650	(24)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS		500	(28)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC		7,900	(10)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB		11,000	(13)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC		33,800	35
Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017	DUB		5,000	(581)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,800	(95)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC		600	14
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	BCLY		11,500	(18)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	BCLY		3,900	(86)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017	DUB		5,000	(248)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%		06/20/2013	UBS		3,800	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		300	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		4,500	(114)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,000	(25)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,000	(23)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI		5,200	(405)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		500	(68)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC		3,000	(172)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		3,900	(191)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB		1,400	(80)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	JPM		200	17
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013	GSC		810	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013	GSC		350	26
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013	GSC		200	13
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP		4,500	207
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		4,500	(1,067)
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		5,000	1,177
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	3,900	(293)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		3,900	(292)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$9,200	176
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		440	(6)
Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus .100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	MSC		15,000	286
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.830%	)	12/20/2016	JPM		5,000	421

40	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	$2,000	$(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	JPM	5,000	(213)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	11,700	(405)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	MSC	5,400	(249)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	3,000	(136)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB	3,000	(83)
Viacom, Inc. 6.250% due 04/30/2016	Buy	(0.900%	)	06/20/2016	MSC	5,000	304
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	3,100	(23)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP	17,200	(1,051)
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.820%	)	03/20/2018	DUB	5,000	72

							$(11,271)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC		$16,000	$1,064
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY		2,000	18
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	LEH		44,200	40
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC		5,000	36
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB		8,500	(246)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY		2,000	(8)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH		54,000	(366)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI		8,943	(360)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012	BOA		1,500	(169)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY		13,959	275
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BOA		27,522	198
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH		11,286	166
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP		29,898	(19)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	RBS		26,235	129
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP		2,800	(11)
Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	LEH		1,500	(44)
Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	GSC		15,000	(430)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	DUB		17,000	(668)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	MSC		1,000	(38)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC		1,100	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB		5,300	48
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC		1,800	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB		1,800	17
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB		900	8
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC		14,000	132
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	MSC		1,000	9
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM		4,800	41
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB		12,300	128
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB		7,400	84
Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	MSC	EUR	43,600	(1,255)
Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011	MSC		2,500	(92)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	DUB		3,000	(483)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	LEH		26,000	(4,124)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	DUB		4,900	(372)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	JPM		6,975	(535)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CITI		$9,000	(5,192)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CITI		9,500	(7,226)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	GSC		9,000	(6,851)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS		9,500	(7,222)

							$(33,292)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$761,400	$17,270
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		3,100	(183)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		5,200	107
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		32,200	(1,028)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		5,600	(160)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		18,400	(373)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	196,650	(460)

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC	ZAR	173,050	$(440)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	23,000	(459)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		56,400	(1,000)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		8,000	(175)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,000	(66)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		6,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,500	(54)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		2,500	(56)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		3,200	(71)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		14,800	(359)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	(507)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		6,800	(96)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		26,800	(106)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	40,200	(2,273)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		11,700	134
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	95
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	3,650,000	488
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		3,300,000	1,376
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	96,600	(1,361)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	82,700	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.910%	07/26/2016	JPM		45,000	296
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		52,500	301
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		52,500	304
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		262,000	1,666
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		14,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		34,000	52

							$12,829

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$138.000	05/23/2008	244	$4	$4

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$11,000	$461	$175
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	11,000	461	1,136
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,565	2,763
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,681	8,091

				$10,168	$12,165

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	854	$865	$1,374
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	854	759	187

				$1,624	$1,561

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$9,917	$9,087	0.38%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$102,500	$103,118	$105,014
U.S. Treasury Notes	3.250%	12/31/2009	77,200	79,204	80,298
U.S. Treasury Notes	3.625%	12/31/2012	5,900	6,182	6,301

				$188,504	$191,613

(2)	Market value includes $971 of interest payable on short sales.

42	PIMCO Funds	See Accompanying Notes

March 31, 2008

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,824	04/2008	$0	$(16)	$(16)
Buy	BRL	12,991	07/2008	512	(4)	508
Sell		75,249	07/2008	312	(1,107)	(795)
Sell		115,215	12/2008	217	(760)	(543)
Sell	CAD	6,060	04/2008	182	0	182
Buy	CLP	2,512,709	07/2008	651	0	651
Buy		2,433,405	12/2008	461	0	461
Buy	CNY	264,403	07/2008	1,862	0	1,862
Sell		264,403	07/2008	0	(1,000)	(1,000)
Buy		315,516	10/2008	1,851	0	1,851
Sell		315,516	10/2008	0	(1,706)	(1,706)
Sell	COP	11,650,228	12/2008	0	(10)	(10)
Buy	CZK	8,181	12/2008	55	0	55
Sell	EUR	154,503	04/2008	0	(2,972)	(2,972)
Sell	GBP	37,593	04/2008	0	(196)	(196)
Buy	HKD	314	07/2008	0	0	0
Buy	HUF	2,137	05/2008	0	0	0
Buy	IDR	252,005,122	05/2008	17	(299)	(282)
Buy	ILS	888	11/2008	25	0	25
Buy	INR	24,380	05/2008	19	0	19
Sell		24,380	05/2008	2	0	2
Buy	JPY	1,338,006	05/2008	297	0	297
Sell		6,114,284	05/2008	1,010	0	1,010
Buy	KRW	2,779,520	05/2008	0	(175)	(175)
Buy		14,567,748	08/2008	0	(1,274)	(1,274)
Buy	MXN	241,920	07/2008	799	0	799
Sell		573,405	07/2008	0	(1,242)	(1,242)
Buy	MYR	113,169	08/2008	196	0	196
Buy	PHP	1,361,841	08/2008	0	(1,378)	(1,378)
Buy	PLN	34,552	07/2008	2,505	0	2,505
Sell		28,376	07/2008	0	(986)	(986)
Sell	RON	50,756	01/2009	0	(1,375)	(1,375)
Buy	RUB	632,712	07/2008	1,488	0	1,488
Sell		137,435	07/2008	0	(412)	(412)
Buy		747,118	11/2008	1,048	0	1,048
Buy	SGD	3,857	05/2008	222	0	222
Buy		38,427	08/2008	835	0	835
Buy		5,024	11/2008	98	0	98
Buy	SKK	10,523	07/2008	42	0	42
Buy	TRY	824	12/2008	0	(76)	(76)
Buy	ZAR	125,208	07/2008	0	(2,857)	(2,857)
Sell		28,346	07/2008	362	0	362
Sell		87,366	12/2008	690	0	690

				$15,758	$(17,845)	$(2,087)

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 15.8%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	373,512	$192,988
10.000% due 01/01/2017		151,590	72,130

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,056

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	207

Total Brazil (Cost $261,162)			268,381

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$5,000	4,912

Total Canada (Cost $4,970)			4,912

COLOMBIA 4.1%

Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,626
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	40,023

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	14,523

Total Colombia (Cost $74,567)			70,173

CZECH REPUBLIC 7.3%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	23,092
3.700% due 06/16/2013		2,400	144
3.750% due 09/12/2020		36,000	2,006
4.700% due 09/12/2022		70,000	4,185
6.400% due 04/14/2010		1,448,000	94,367

Total Czech Republic (Cost $96,650)			123,794

EGYPT 0.7%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	11,320

Total Egypt (Cost $10,491)			11,320

HUNGARY 4.3%

Hungary Government Bond
5.500% due 02/12/2014	HUF	9,868,240	50,089
5.500% due 02/12/2016		4,701,000	23,173

Total Hungary (Cost $74,527)			73,262

MEXICO 7.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	8,186
9.000% due 01/15/2016		35,000	3,473

Mexican Bonos
7.250% due 12/15/2016		297,300	27,664
7.500% due 06/03/2027		29,000	2,683
7.750% due 12/14/2017		42	402
8.000% due 12/17/2015		773,730	75,176

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	$93
9.125% due 02/01/2017		50	42

Total Mexico (Cost $116,872)			121,116

PERU 1.9%

Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,904
9.910% due 05/05/2015		70,634	31,371

Total Peru (Cost $30,419)			33,275

POLAND 7.2%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	136
4.750% due 04/25/2012		109,290	46,645
5.750% due 03/24/2010		101,580	45,156
5.750% due 09/23/2022		69,092	30,419

Total Poland (Cost $100,969)			122,356

RUSSIA 1.2%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	20,655

Total Russia (Cost $20,710)			20,655

SLOVAKIA 0.1%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,951

Total Slovakia (Cost $1,543)			1,951

SOUTH AFRICA 0.7%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,745
8.000% due 12/21/2018		25,000	2,841
10.000% due 02/28/2009		10,000	1,227

Total South Africa (Cost $14,063)			11,813

SWITZERLAND 0.3%

UBS AG
3.838% due 07/23/2009		$5,000	4,876

Total Switzerland (Cost $4,990)			4,876

TURKEY 4.9%

Turkey Government Bond
0.000% due 08/13/2008	TRY	630	445
0.000% due 11/26/2008		11,160	7,502
14.000% due 01/19/2011		106,713	72,307
15.000% due 02/10/2010		1,055	754
16.000% due 03/07/2012		2,900	2,049

Total Turkey (Cost $85,544)			83,057

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.4%

Ukraine Government International Bond
6.391% due 08/05/2009	$7,000	$7,148

Total Ukraine (Cost $7,127)		7,148

UNITED KINGDOM 0.2%

AstraZeneca PLC
3.239% due 09/11/2009	$4,000	3,978

Total United Kingdom (Cost $3,991)		3,978

UNITED STATES 10.1%

ASSET-BACKED SECURITIES 1.1%

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	1,633

Countrywide Asset-Backed Certificates
2.649% due 03/25/2037	1,477	1,418
2.699% due 05/25/2047	645	607
2.699% due 09/25/2047	3,071	2,912

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	1,810	1,709

JPMorgan Mortgage Acquisition Corp.
2.659% due 05/25/2037	1,532	1,459

Long Beach Mortgage Loan Trust
2.659% due 12/25/2036	132	125

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	2,617	2,475
2.679% due 05/25/2037	2,208	2,063

Morgan Stanley ABS Capital I
2.659% due 05/25/2037	5,027	4,814

		19,215

CORPORATE BONDS & NOTES 7.8%

American Honda Finance Corp.
3.146% due 02/09/2010	1,500	1,499

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,000	3,926

Bank of America Corp.
3.240% due 08/13/2010	8,000	7,895
8.000% due 12/29/2049	10,000	10,032

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	2,000	1,901

CIT Group, Inc.
3.100% due 06/08/2009	2,000	1,657

Citigroup, Inc.
2.701% due 12/28/2009	8,000	7,835

Comcast Corp.
4.677% due 07/14/2009	2,900	2,823

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	4,000	3,990

Ford Motor Co.
7.250% due 10/01/2008	10,000	9,825

General Electric Capital Corp.
3.334% due 04/28/2011	6,500	6,382

GMAC LLC
5.125% due 05/09/2008	10,000	9,942

Goldman Sachs Group, Inc.
2.971% due 06/28/2010	8,000	7,799

John Deere Capital Corp.
4.698% due 01/18/2011	4,000	3,994

44	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
4.168% due 01/17/2011	$8,000	$7,834

Kraft Foods, Inc.
3.596% due 08/11/2010	3,000	2,879

Lehman Brothers Holdings, Inc.
3.984% due 10/22/2008	4,000	3,896

Metropolitan Life Global Funding I
3.110% due 05/17/2010	4,000	3,919

Morgan Stanley
3.262% due 05/07/2010	6,000	5,712
4.348% due 01/15/2010	2,000	1,913

Oracle Corp.
3.128% due 05/14/2010	3,000	2,970

Pemex Project Funding Master Trust
4.100% due 06/15/2010	18,019	18,064

SLM Corp.
3.491% due 07/26/2010	2,000	1,576

Wachovia Bank N.A.
2.640% due 08/10/2009	2,000	1,975

Wachovia Corp.
7.980% due 02/28/2049	2,400	2,365

		132,603

MORTGAGE-BACKED SECURITIES 0.8%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,390	2,702

BCAP LLC Trust
2.769% due 01/25/2037	1,642	1,159

Downey Savings & Loan Association Mortgage Loan Trust
6.713% due 07/19/2044	1,367	1,235

Harborview Mortgage Loan Trust
3.059% due 02/19/2034	1,817	1,477

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,965	2,649

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,034	2,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
6.542% due 12/19/2039		$2,002	$2,072

			13,297

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
5.500% due 06/01/2037 - 04/01/2038		6,941	7,009

			7,009

Total United States (Cost $170,282)			172,124

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	104,917	5,602

Total Uruguay (Cost $4,950)			5,602

SHORT-TERM INSTRUMENTS 29.8%

COMMERCIAL PAPER 20.8%

Bank of America Corp.
2.950% due 04/07/2008		$2,600	2,599

Barclays U.S. Funding Corp.
3.005% due 05/07/2008		5,700	5,683
3.025% due 05/20/2008		2,500	2,490
3.125% due 04/23/2008		33,200	33,137

DnB NOR Bank ASA
3.110% due 05/02/2008		34,100	34,009

Federal Home Loan Bank
1.500% due 04/01/2008		14,700	14,700

Fortis Funding LLC
3.010% due 05/13/2008		25,100	25,012

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008		37,500	37,342
3.040% due 05/21/2008		16,000	15,932
3.160% due 05/02/2008		25,600	25,530

Societe General N.A.
2.770% due 06/16/2008		44,300	44,041

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Finance Delaware LLC
2.940% due 06/06/2008		$1,100	$1,094
2.985% due 05/01/2008		32,600	32,519
3.020% due 04/30/2008		1,600	1,596
3.040% due 06/02/2008		2,700	2,687

Unicredito Italiano SpA
3.015% due 05/21/2008		7,300	7,269
3.220% due 04/29/2008		34,100	34,015

Westpac Banking Corp.
3.070% due 05/06/2008		34,800	34,696

			354,351

REPURCHASE AGREEMENTS 0.5%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008		7,000	7,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $7,174. Repurchase proceeds are $7,000.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		1,152	1,152
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $1,177. Repurchase proceeds are $1,152.)

			8,152

EGYPT TREASURY BILLS 0.1%
9.000% due 04/01/2008	EGP	4,725	867

U.S. TREASURY BILLS 8.4%
0.624% due 04/17/2008 - 07/24/2008 (a)(c)		$143,900	143,657

Total Short-Term Instruments (Cost $507,117)			507,027

Total Investments 96.7% (Cost $1,590,944)			$1,646,820

Other Assets and Liabilities (Net) 3.3%			56,013

Net Assets (d) 100.0%			$1,702,833

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio derivative instruments with an aggregate depreciation of ($1,493) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $610 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2008	413	$(750)

(f)	Swap agreements outstanding on March 31, 2008:

Asset Swaps
Counterparty	Pay Floating Rate	Underlying Asset	Receive	Notional Amount	Unrealized Appreciation/ (Depreciation)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	$20,637	$(2,587)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	8,017	(106)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	67,470	(2,787)
BCLY	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	61,746	5,699
CITI	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	30,052	1,608
DUB	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	40,660	(2,704)
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	401	38
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	7,411	475

					$(364)

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	130,449	$(344)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		130,450	(345)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	MSC		416,700	(870)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	BCLY		650,100	(1,996)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	HSBC		172,000	(1,040)
Pay	6-Month CZK-LIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	(128)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI		156,120	(283)
Pay	6-Month CZK-LIBOR	3.340%	02/23/2012	BCLY		40,000	(73)
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	BCLY		960,000	57
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	CITI		412,000	20
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI	HUF	1,807,850	(62)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		993,850	(74)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	BCLY	PLN	335,000	(489)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	JPM		155,000	(218)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI		235,000	(305)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.150%	01/03/2012	BCLY	SKK	15,550	1
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.160%	01/10/2012	CITI		63,000	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.180%	03/02/2012	BCLY		223,000	0
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.580%	07/31/2012	BCLY		920	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.100%	03/14/2015	BCLY		412,000	(124)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC	MXN	2,382,000	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		206,000	287
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		328,580	465
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	UBS	BRL	314,000	(184)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		150,000	(454)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		28,700	(855)

							$(6,982)

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$8	$0	$8
Sell	ARS	92,988	08/2008	0	(85)	(85)
Buy	BRL	26,192	07/2008	1,339	0	1,339
Sell		264,622	07/2008	584	(3,835)	(3,251)
Buy		43,883	12/2008	27	(782)	(755)
Sell		23,687	12/2008	409	0	409
Buy	CLP	18,782,347	07/2008	4,053	(4)	4,049
Sell		1,029,796	07/2008	0	(324)	(324)
Buy		11,275,080	12/2008	1,982	0	1,982
Sell		2,378,590	12/2008	0	(458)	(458)
Buy		1,581,269	11/2010	474	0	474
Buy	CNY	41,475	07/2008	375	0	375
Sell		41,475	07/2008	0	(280)	(280)
Buy		5,637	10/2008	22	0	22
Sell		5,637	10/2008	0	(21)	(21)
Buy		7,337	03/2009	0	(1)	(1)
Buy	COP	22,682,244	12/2008	139	(22)	117
Sell		127,754,000	12/2008	0	(4,380)	(4,380)
Buy	CZK	193,504	07/2008	1,100	(1)	1,099
Sell		180,692	07/2008	0	(974)	(974)
Buy		714,081	12/2008	2,068	0	2,068
Sell		105,918	12/2008	0	(254)	(254)
Sell	EUR	650	04/2008	0	(12)	(12)
Sell	GBP	2,267	04/2008	0	(2)	(2)
Buy	HKD	73,637	05/2008	3	0	3
Buy	HUF	10,840,616	07/2008	3,014	(30)	2,984
Sell		5,323,998	07/2008	0	(1,494)	(1,494)
Buy	IDR	418,147,395	05/2008	272	(350)	(78)
Sell		329,864,000	05/2008	101	(660)	(559)
Sell	ILS	53,093	11/2008	209	(226)	(17)
Buy	INR	23,178	08/2008	0	(4)	(4)
Sell	JPY	512,119	05/2008	10	(4)	6
Buy	KWD	1,186	05/2008	344	0	344
Buy	MXN	955,803	07/2008	1,982	(2)	1,980
Sell		398,962	07/2008	0	(940)	(940)
Buy	MYR	241,862	05/2008	4,154	(29)	4,125
Sell		195,218	05/2008	37	(2,488)	(2,451)
Buy		227,267	08/2008	3,399	(103)	3,296
Sell		52,565	08/2008	1	(421)	(420)
Buy	PEN	7,302	07/2008	116	0	116

46	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	1,438,193	08/2008	$0	$(964)	$(964)
Buy	PLN	260,524	07/2008	11,907	(2)	11,905
Sell		64,065	07/2008	0	(3,488)	(3,488)
Buy	RON	2,182	11/2008	78	0	78
Sell		139,882	11/2008	0	(1,805)	(1,805)
Buy	RUB	1,042,253	07/2008	2,643	0	2,643
Sell		183,446	07/2008	0	(340)	(340)
Buy		1,259,994	11/2008	1,168	(2)	1,166
Buy	SAR	15,472	05/2008	3	0	3
Buy	SGD	40,043	08/2008	478	0	478
Buy		7,955	11/2008	88	0	88
Buy	SKK	1,038,119	07/2008	3,450	(2)	3,448
Sell		112,148	07/2008	0	(429)	(429)
Buy		279,175	10/2008	450	0	450
Buy	TRY	110,939	12/2008	2	(6,667)	(6,665)
Sell		36,044	12/2008	3,341	0	3,341
Buy	TWD	34,065	09/2008	0	0	0
Buy	ZAR	1,001,166	07/2008	2	(9,867)	(9,865)
Sell		130,848	07/2008	2,539	0	2,539
Buy		530,525	12/2008	0	(2,934)	(2,934)

				$52,371	$(44,686)	$7,685

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.7%

Argentina Bonos
3.092% due 08/03/2012		$107,330	$56,964

Total Argentina (Cost $61,637)			56,964

BERMUDA 0.2%

BW Group Ltd.
6.625% due 06/28/2017		$5,730	5,722

Total Bermuda (Cost $5,701)			5,722

BRAZIL 13.5%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	6,000	5,212

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		166,828	86,176
10.000% due 01/01/2017		122,425	58,259

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,275
7.875% due 03/07/2015		3,709	4,201
8.250% due 01/20/2034		41,080	49,193
8.750% due 02/04/2025		17,175	21,082
8.875% due 10/14/2019		15,476	19,152
8.875% due 04/15/2024		19,685	24,451
10.125% due 05/15/2027		36,100	49,728
10.250% due 01/10/2028	BRL	6,100	3,254
10.500% due 07/14/2014		$874	1,112
12.500% due 01/05/2016	BRL	2,000	1,230
12.750% due 01/15/2020		$3,750	5,822

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,760

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,110

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,304

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,199

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,120

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,800

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	36,126

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,467
8.800% due 01/30/2017		3,600	3,762

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,680

Vale Overseas Ltd.
6.250% due 01/11/2016		700	702
6.250% due 01/23/2017		6,200	6,208
6.875% due 11/21/2036		11,640	11,418
8.250% due 01/17/2034		750	841

Total Brazil (Cost $401,767)			446,644

CHILE 0.8%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,064

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,189

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,367
6.150% due 10/24/2036		7,300	7,435

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		$5,800	$6,689

Enersis S.A.
7.375% due 01/15/2014		1,098	1,213
7.400% due 12/01/2016		1,850	2,003

Total Chile (Cost $27,511)			27,960

CHINA 0.6%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,888

Export-Import Bank of China
5.250% due 07/29/2014		9,958	10,256

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,558

Total China (Cost $19,057)			18,702

COLOMBIA 4.4%

Colombia Government International Bond
7.375% due 01/27/2017		$33,600	37,246
7.375% due 09/18/2037		15,640	16,813
8.250% due 12/22/2014		32,030	37,315
9.850% due 06/28/2027	COP	600,000	295
10.000% due 01/23/2012		$10	12
10.375% due 01/28/2033		1,850	2,682
10.750% due 01/15/2013		25,535	31,689
11.750% due 02/25/2020		3,047	4,509
12.000% due 10/22/2015	COP	25,375,000	14,493

Total Colombia (Cost $140,471)			145,054

EGYPT 0.2%

Petroleum Export Ltd.
5.265% due 06/15/2011		$6,211	6,244

Total Egypt (Cost $6,128)			6,244

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,945

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,012

Total El Salvador (Cost $14,889)			14,957

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,794
10.250% due 11/08/2011		771	897

Total Guatemala (Cost $9,482)			9,691

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	8,063

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,615

Vedanta Resources PLC
6.625% due 02/22/2010		7,400	7,284

Total India (Cost $18,258)			17,962

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 1.9%

Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	$22,053

Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,168
7.250% due 06/28/2017		10,600	10,100
7.750% due 10/17/2016		950	941
7.875% due 06/29/2037		23,600	21,712

Total Indonesia (Cost $64,173)			62,974

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	7,962
6.875% due 11/04/2011		2,980	2,868

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		20,795	20,066

Total Kazakhstan (Cost $32,682)			30,896

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	21,364
7.750% due 08/15/2015		1,690	2,031

Petronas Capital Ltd.
7.000% due 05/22/2012		100	112
7.875% due 05/22/2022		3,000	3,800

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,322

Total Malaysia (Cost $34,070)			35,629

MEXICO 6.2%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	14,643
5.625% due 11/15/2017		8,400	8,349
5.750% due 01/15/2015		11,700	11,898
8.460% due 12/18/2036	MXN	10,900	1,018

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,074
6.196% due 12/31/2049		4,835	4,780

C8 Capital SPV Ltd.
6.640% due 12/29/2049		13,900	13,048

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	922
6.722% due 12/31/2049		8,500	7,881

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,270

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	5,562

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,394

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	925
9.375% due 05/01/2012		3,850	3,994

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	29,906

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	28,353
7.500% due 04/08/2033		24,685	29,992
8.000% due 09/24/2022		16,880	21,460

Pemex Finance Ltd.
9.030% due 02/15/2011		36	38

48	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035		$8,500	$8,841
9.375% due 12/02/2008		253	264

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	990
8.750% due 01/31/2016	MXN	10,000	971

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,637
9.125% due 02/01/2017		1,950	1,628

Total Mexico (Cost $198,383)			203,838

PANAMA 3.1%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,791

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,368
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	132
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,765
9.625% due 02/08/2011		17,969	20,592

Total Panama (Cost $98,472)			102,667

PERU 0.6%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,151
8.375% due 05/03/2016		3,312	3,961
8.750% due 11/21/2033		4,795	6,258

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,019
7.500% due 07/27/2035		6,500	6,699

Total Peru (Cost $18,537)			20,088

PHILIPPINES 0.8%

Philippine Government International Bond
6.375% due 01/15/2032		$2,400	2,328
7.750% due 01/14/2031		10,000	11,212
8.250% due 01/15/2014		2,300	2,645
8.375% due 02/15/2011		3,800	4,180
9.875% due 01/15/2019		2,320	2,975
10.625% due 03/16/2025		2,400	3,360

Total Philippines (Cost $26,769)			26,700

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$265	266

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,628

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	995
5.838% due 09/30/2027		470	429

Total Qatar (Cost $10,073)			10,318

RUSSIA 16.8%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$170,810	192,691

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	$10,713
6.212% due 11/22/2016		$18,200	16,880
6.510% due 03/07/2022		36,300	33,049
7.288% due 08/16/2037		26,400	24,218
8.625% due 04/28/2034		28,590	32,664

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,189

Gazprom International S.A.
7.201% due 02/01/2020		25,721	26,194

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,919

Lukoil Finance Ltd.
3.404% due 12/29/2008		4,830	4,818

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,570
8.375% due 10/14/2010		1,000	1,042

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	15,009
7.175% due 05/16/2013		6,400	6,536

Russia Government International Bond
7.500% due 03/31/2030		57,020	65,759
8.250% due 03/31/2010		4,444	4,708
11.000% due 07/24/2018		2,700	3,933
12.750% due 06/24/2028		13,275	23,980

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,052

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,681
6.625% due 03/20/2017		31,000	26,892
6.875% due 07/18/2011		4,000	3,905
7.500% due 07/18/2016		11,850	11,198

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,531

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,975
8.375% due 10/22/2011		450	466

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,002

VTB Capital S.A.
3.839% due 08/01/2008		5,000	4,950
6.609% due 10/31/2012		11,300	11,038
7.500% due 10/12/2011		3,000	3,059

Total Russia (Cost $563,153)			555,600

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,433
5.875% due 05/30/2022		$5,690	5,366
6.500% due 06/02/2014		14,500	15,135
7.375% due 04/25/2012		5,580	6,054

Total South Africa (Cost $40,862)			44,988

SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	2,873

Total South Korea (Cost $2,796)			2,873

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWITZERLAND 0.3%

UBS AG
5.875% due 12/20/2017		$8,880	$9,100

Total Switzerland (Cost $8,870)			9,100

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,926

Total Trinidad And Tobago (Cost $10,059)			9,926

TUNISIA 0.8%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,414
4.750% due 04/07/2011		450	697
7.375% due 04/25/2012		$16,022	17,384
8.250% due 09/19/2027		1,680	2,058

Total Tunisia (Cost $26,046)			27,553

UKRAINE 2.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,362
6.385% due 06/26/2012		$2,550	2,587
6.391% due 08/05/2009		13,150	13,429
6.580% due 11/21/2016		350	349
6.875% due 03/04/2011		30,850	31,930
7.650% due 06/11/2013		13,985	14,894

Total Ukraine (Cost $64,053)			65,551

UNITED KINGDOM 0.0%

Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,228

Total United Kingdom (Cost $1,251)			1,228

UNITED STATES 26.3%

CORPORATE BONDS & NOTES 4.7%

Bank of America Corp.
8.000% due 12/29/2049		$25,000	25,081

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		20,000	20,036

Citigroup Capital XXI
8.300% due 12/21/2057		13,540	13,381

Citigroup, Inc.
6.125% due 11/21/2017		13,000	13,014

General Electric Capital Corp.
5.875% due 01/14/2038		21,100	20,407

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		8,000	7,942
6.750% due 10/01/2037		21,125	19,713

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		12,000	11,685

Morgan Stanley
5.950% due 12/28/2017		26,100	25,289

			156,548

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 04/01/2038 - 05/01/2038		$98,700	$97,496
5.500% due 12/01/2033 - 04/01/2038		390,053	392,054
6.000% due 02/01/2036 - 04/01/2038		191,932	196,794

Freddie Mac
5.500% due 09/01/2037 - 04/01/2038		27,816	28,119

			714,463

Total United States (Cost $863,923)			871,011

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	56,800	2,578
5.000% due 09/14/2018 (b)		79,123	4,225
8.000% due 11/18/2022		$16,398	17,627
9.250% due 05/17/2017		3,900	4,631

Total Uruguay (Cost $27,912)			29,061

VENEZUELA 3.7%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	15,382
5.375% due 04/12/2027		12,000	6,930

Venezuela Government International Bond
4.894% due 04/20/2011		4,190	3,583
5.375% due 08/07/2010		24,750	22,857
6.000% due 12/09/2020		43,700	31,136
7.000% due 12/01/2018		5,000	4,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.650% due 04/21/2025	$5,315	$4,279
9.375% due 01/13/2034	11,200	10,332
10.750% due 09/19/2013	21,925	22,418

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4	131

Total Venezuela (Cost $141,232)		121,085

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,332
6.875% due 01/15/2016	1,000	1,057

Total Vietnam (Cost $5,252)		5,389

SHORT-TERM INSTRUMENTS 10.2%

COMMERCIAL PAPER 5.8%

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	$88,500	88,135

UBS Finance Delaware LLC
2.940% due 06/06/2008	86,700	86,233
3.020% due 04/30/2008	2,000	1,995

Unicredito Italiano SpA
2.990% due 05/14/2008	15,500	15,445

		191,808

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$5,000	$5,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $5,124. Repurchase proceeds are $5,000.)

Deutsche Bank AG
1.200% due 04/01/2008	59,000	59,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $60,182. Repurchase proceeds are $59,002.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,530	3,530
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,601. Repurchase proceeds are $3,530.)

		67,530

U.S. TREASURY BILLS 2.3%
1.158% due 04/17/2008 - 07/24/2008 (a)(c)	77,550	77,378

Total Short-Term Instruments (Cost $336,716)		336,716

Total Investments 100.5% (Cost $3,280,185)		$3,323,091

Written Options (g) (0.0%) (Premiums $1,067)		(1,026)

Other Assets and Liabilities (Net) (0.5%)		(15,889)

Net Assets (d) 100.0%		$3,306,176

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $36,660 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($6,224) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $15,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,591	$(1,337)
90-Day Euribor June Futures	Long	06/2009	1,391	(370)
90-Day Eurodollar December Futures	Long	12/2009	166	31
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,583	11,605
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	214	(339)

				$9,590

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.066%	03/20/2013	CSFB	$16,000	$182
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	6,500	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY	8,000	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	LEH	2,000	(59)

50	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	LEH	$870	$12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	16,500	(14)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH	14,000	(551)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%		05/20/2017	LEH	1,000	(74)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%		07/20/2017	UBS	3,875	(313)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM	6,600	(957)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	MSC	6,200	3
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	JPM	5,000	(116)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS	3,000	(68)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%		07/20/2012	BCLY	4,500	(189)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%		07/20/2012	BCLY	2,000	(83)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%		08/20/2017	LEH	9,000	(66)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	4,000	174
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BOA	3,000	131
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS	7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	CITI	4,550	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	DUB	2,650	(43)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	CITI	6,200	(93)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	RBS	8,000	(109)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	RBS	14,900	(413)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS	3,100	(81)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	2,000	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	CITI	1,300	(45)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	RBS	16,575	(509)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%		12/20/2016	RBS	2,000	(50)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH	16,500	83
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC	2,800	43
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	BCLY	10,000	627
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	DUB	2,000	125
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	2,700	(154)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	25,000	(33)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	20,000	(24)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC	46,000	48
Multiple Reference Entities of Gazprom	Sell	1.040%		10/20/2011	MSC	3,500	(177)
Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	MSC	9,000	(865)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	6,350	51
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	LEH	9,800	15
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	LEH	3,500	81
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	BCLY	5,000	113
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC	3,000	68
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	LEH	5,600	(33)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	26,250	(709)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	LEH	7,500	(155)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	BCLY	10,510	(198)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	MSC	1,900	(36)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%		09/20/2012	UBS	7,960	(143)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY	5,500	(70)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.250%		09/20/2012	BCLY	6,500	3
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.500%		12/20/2012	MSC	20,000	(680)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.950%		03/20/2013	CITI	30,000	(554)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.000%		03/20/2013	CITI	18,550	(302)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.140%		03/20/2013	CITI	8,000	(81)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.320%		03/20/2013	BCLY	35,000	(80)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	CITI	9,600	(14)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	DUB	13,700	(19)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%		03/20/2013	CITI	17,000	6
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC	6,200	(182)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY	1,250	(31)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY	1,250	(29)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI	24,100	(1,877)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%		03/20/2018	CITI	21,300	(238)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.860%		03/20/2018	MSC	5,000	(13)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	GSC	5,000	(307)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC	13,000	(745)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB	6,900	(392)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	1,350	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	LEH	3,700	205
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%		08/24/2014	ABN	8,125	683
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%		04/20/2009	HSBC	4,000	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%		11/20/2010	MSC	15,000	(282)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	MSC	10,000	(127)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	2,000	(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	MSC	2,500	(86)

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	JPM	$6,000	$(255)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	6,000	(263)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	CITI	750	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	5,000	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	14,000	(635)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.790%	11/20/2012	MSC	20,000	(757)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.030%	11/20/2012	MSC	5,000	(139)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	LEH	3,950	(260)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	5,500	(514)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	UBS	2,000	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	CITI	5,000	(421)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.580%	11/20/2017	MSC	20,000	(1,231)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	12,000	(334)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	4,600	(19)

						$(15,301)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$16,000	$1,105
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	UBS	25,000	497
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	BCLY	82,210	326
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	GSC	66,000	50
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	LEH	123,200	360
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	MSC	143,000	167
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		06/20/2013	DUB	39,950	141
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	BCLY	101,000	(432)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	LEH	150,400	(1,070)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	MSC	72,000	(132)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	4,700	41
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	21,400	192
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	7,200	66
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	7,200	67
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	3,600	34
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	GSC	58,000	547
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	9,000	(35)

							$1,924

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$28,300	$737
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,700	136
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		79,900	3,770
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		15,400	(231)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		4,600	84
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		2,700	45
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		20,800	280
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		15,100	309
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	177
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	677,000	(1,885)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	69,000	811
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		11,400	65
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		11,400	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		178,600	561
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		20,000	127
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		421,500	2,573
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	93,700	27
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		23,700	343
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		37,100	(672)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		60,700	(1,474)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		40,000	(685)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		85,400	(2,690)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		23,000	(170)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		123,000	(902)

							$1,402

52	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	561	$569	$903
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	561	498	123

				$1,067	$1,026

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$85,000	$85,850	$83,260
Fannie Mae	5.500%	04/01/2038	34,300	33,743	34,627
Freddie Mac	5.500%	04/01/2038	22,000	22,199	22,216
U.S. Treasury Notes	3.625%	12/31/2012	26,900	28,186	28,727
U.S. Treasury Notes	4.250%	11/15/2014	8,000	8,664	8,913
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,436	17,340

				$195,078	$195,083

(2)	Market value includes $765 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	18,149	05/2008	$0	$(30)	$(30)
Buy	BRL	73,619	07/2008	4,137	0	4,137
Sell		171,135	07/2008	1,610	(1,709)	(99)
Sell		197,758	12/2008	781	(801)	(20)
Buy	CLP	1,239,857	07/2008	332	0	332
Buy		2,130,616	12/2008	368	0	368
Buy	CNY	2,018	07/2008	13	0	13
Sell		2,018	07/2008	0	(5)	(5)
Buy		115,994	10/2008	680	0	680
Sell		115,994	10/2008	0	(528)	(528)
Buy	COP	16,332,362	12/2008	560	0	560
Buy	CZK	10,334	12/2008	70	0	70
Sell	EUR	34,877	04/2008	0	(671)	(671)
Sell	GBP	47	04/2008	1	0	1
Buy	HKD	388	05/2008	0	0	0
Buy	HUF	443	07/2008	0	0	0
Buy	IDR	130,182,377	05/2008	405	0	405
Sell		47,825,000	05/2008	0	(165)	(165)
Buy	ILS	1,142	11/2008	32	0	32
Sell		1,142	11/2008	0	(7)	(7)
Buy	INR	163,869	05/2008	146	0	146
Buy		9,833	08/2008	0	(3)	(3)
Buy	JPY	637,214	05/2008	142	0	142
Sell		646,923	05/2008	24	0	24
Buy	KRW	8,435,673	05/2008	0	(537)	(537)
Sell		7,572,222	05/2008	328	0	328
Buy		6,787,171	08/2008	0	(401)	(401)
Buy	KWD	1,354	05/2008	115	0	115
Buy	MXN	9,411	07/2008	12	0	12
Sell		243,557	07/2008	0	(620)	(620)
Buy	MYR	32,656	05/2008	589	0	589
Buy		16,206	08/2008	152	0	152
Buy	PHP	535,983	05/2008	58	(36)	22
Buy		108,847	08/2008	0	(88)	(88)
Buy	PLN	8,349	07/2008	535	0	535
Sell		7,807	07/2008	0	(269)	(269)
Buy	RUB	942,383	07/2008	2,414	0	2,414
Sell		168,109	07/2008	0	(504)	(504)
Buy		164,042	11/2008	163	0	163
Buy	SAR	18,635	05/2008	0	(15)	(15)
Buy	SGD	6,394	05/2008	347	0	347
Buy		7,540	08/2008	208	0	208
Buy		4,370	11/2008	85	0	85
Buy	SKK	13,221	07/2008	53	0	53
Buy	ZAR	143,929	07/2008	0	(2,785)	(2,785)
Sell		90,523	12/2008	714	0	714

				$15,074	$(9,174)	$5,900

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.4%

AES Corp.
0.750% due 04/30/2010	$4,320	$4,104
7.000% due 04/30/2008	1,000	954
7.190% due 08/10/2011	1,000	954
7.320% due 04/30/2010	1,500	1,425
7.750% due 04/30/2010	9,180	8,755

Allied Waste North America, Inc.
4.060% due 03/28/2014	349	331
4.080% due 03/28/2014	408	386
4.570% due 03/28/2014	747	708
4.590% due 03/28/2014	61	58
4.600% due 03/28/2014	966	915

Appleton Papers, Inc.
5.360% due 05/21/2014	2	2

ARAMARK Corp.
5.198% due 01/26/2014	146	137
6.705% due 01/26/2014	2,403	2,245

Bausch & Lomb, Inc.
7.000% due 10/26/2015	400	389
8.080% due 10/26/2015	1,600	1,557

Biomet, Inc.
7.857% due 03/25/2015	1,496	1,442

Boc Group, Inc.
5.085% due 05/31/2014	6	4

Celanese Corp.
6.229% due 04/02/2014	2,963	2,770

Centennial Communications Corp.
5.085% due 01/20/2011	66	64
6.830% due 02/09/2011	857	824

Community Health Systems, Inc.
4.000% due 07/02/2014	142	131
5.335% due 07/25/2014	2,791	2,578

Cooper-Standard Automotive, Inc.
7.375% due 12/31/2011	1,980	1,799

Covanta Energy Corp.
4.500% due 02/07/2014	1,023	948
4.562% due 02/07/2014	8	8
4.602% due 02/07/2014	1,649	1,529
4.625% due 02/09/2014	1,289	1,194
6.250% due 02/07/2014	1,006	932

CSC Holdings, Inc.
4.750% due 03/30/2013	1,955	1,832

Daimler Finance North America LLC
6.800% due 08/03/2012	2,450	2,038

DaVita, Inc.
4.570% due 10/05/2012	53	50
4.600% due 10/05/2012	176	166
4.630% due 10/05/2012	729	686
5.760% due 10/05/2012	91	85
6.230% due 10/05/2012	508	479
6.730% due 10/05/2012	260	245

Dex Media West LLC
4.410% due 09/09/2010	481	463
4.530% due 09/09/2010	721	694
4.580% due 09/09/2010	962	925
6.330% due 09/09/2010	45	43

Energy Transfer Equity LP
4.878% due 11/01/2012	3,000	2,849

FCI Connectors
6.224% due 03/09/2013	2,403	2,146

Ford Motor Co.
5.800% due 12/15/2013	1,878	1,544

Georgia-Pacific Corp.
4.446% due 12/20/2012	94	87
4.740% due 12/20/2012	2,125	1,974
4.835% due 12/20/2012	81	75

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	$3,000	$2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	1,691	1,327

HCA, Inc.
4.696% due 11/16/2012	10	9
4.946% due 11/16/2013	2,225	2,050

Headwaters, Inc.
4.610% due 04/30/2011	587	537

Health Management Associates, Inc.
6.580% due 02/28/2014	3,897	3,395

HealthSouth Corp.
5.210% due 02/02/2013	4	4

Hercules, Inc.
4.586% due 10/08/2010	393	370

Hertz Corp.
2.599% due 12/21/2012	1	1
4.390% due 12/21/2012	1	1
4.500% due 12/21/2012	1	1

Idearc, Inc.
4.700% due 11/17/2014	3,023	2,432

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,205	1,908
5.385% due 10/07/2014	2,205	2,032

Intelsat Bermuda Ltd.
5.611% due 01/03/2014	1,084	989

Jarden Corp.
6.580% due 01/24/2012	1,273	1,184

Las Vegas Sands Corp.
3.000% due 05/15/2014	665	589
4.450% due 05/23/2014	2,319	2,055

Lukoil Finance Ltd.
3.404% due 12/29/2008	4,830	4,818

Mediacom Communications Corp.
4.350% due 02/28/2014	495	435
4.620% due 02/28/2014	495	429
4.830% due 02/28/2014	495	435
4.880% due 02/28/2014	495	429

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	2,880	2,291

Nortek, Inc.
5.350% due 08/27/2011	1,940	1,681

NRG Energy, Inc.
4.196% due 02/01/2013	684	642
4.346% due 02/01/2013	1,063	997

OAO Rosneft Oil Co.
3.328% due 09/17/2009	3,065	2,988

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,500	1,267

PanAmSat Corp.
5.611% due 07/03/2012	693	632
5.611% due 01/03/2014	542	498

Penn National Gaming, Inc.
4.880% due 05/26/2012	855	815
4.990% due 05/26/2012	1,745	1,663
6.580% due 05/26/2012	22	21
6.600% due 05/26/2012	310	295

Reliant Energy, Inc.
2.999% due 06/12/2014	1,600	1,456
2.999% due 06/13/2014	400	364

Renal Advantage, Inc.
5.264% due 10/06/2012	1,950	1,755

Rental Service Corp.
6.400% due 11/21/2013	10	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley Corp.
4.100% due 06/30/2011	$136	$128
4.200% due 06/30/2011	45	42
4.300% due 06/30/2011	521	485
4.500% due 06/30/2011	182	169
4.590% due 09/09/2010	240	224
4.590% due 06/30/2011	62	58
4.600% due 06/30/2011	182	169
4.750% due 06/30/2011	1,144	1,065
5.480% due 09/09/2010	387	373
6.340% due 06/30/2011	83	77
6.460% due 06/30/2011	256	238
6.630% due 09/09/2010	2	1

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	3,901	3,657

SandRidge Energy, Inc.
8.354% due 04/01/2014	4,775	4,465

Shackleton Re Ltd.
10.750% due 08/01/2008	2,000	1,930
11.250% due 08/01/2008	500	482

Smurfit-Stone Container Enterprises, Inc.
5.125% due 11/01/2010	43	41
5.125% due 11/01/2011	241	230
5.393% due 11/01/2010	87	83

Telesat Canada
8.370% due 10/31/2008	4,300	4,106
9.000% due 10/31/2008	5,700	5,443

Thompson Learning, Inc.
5.200% due 06/27/2014	3,990	3,441

Travelport
7.080% due 08/23/2013	2,669	2,340

Tribune Co.
5.542% due 05/30/2014	3,722	2,504

TXU Technology
6.478% due 10/10/2014	825	752
6.596% due 10/10/2014	5,758	5,248

VNU/Nielson Finance LLC
5.346% due 08/09/2013	1,962	1,776

Warner Chilcott Corp.
5.112% due 01/18/2012	291	270
5.122% due 01/18/2012	87	82
6.830% due 01/18/2012	799	742

Wimar Landco LLC
5.521% due 07/03/2008	5,000	4,562

WMG Acquisition Corp.
4.599% due 02/28/2011	175	158
5.092% due 02/28/2011	417	377
5.122% due 02/28/2011	925	835
5.718% due 02/28/2011	274	248
5.894% due 02/28/2011	139	126

Xerium Technologies, Inc.
7.580% due 05/18/2012	1,335	1,138

Total Bank Loan Obligations (Cost $161,997)		148,369

CORPORATE BONDS & NOTES 46.3%

BANKING & FINANCE 27.9%

American International Group, Inc.
2.599% due 06/23/2008	6,400	6,372
4.061% due 10/18/2011	12,800	11,977

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	503

Banco Santander Chile
3.340% due 12/09/2009	5,500	5,310

Bank of America Corp.
8.000% due 12/29/2049	22,100	22,171

54	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America N.A.
3.080% due 06/15/2016	$12,000	$10,392

Bear Stearns Cos., Inc.
3.260% due 09/09/2009	1,680	1,613
3.474% due 01/31/2011	7,500	6,885

BHP Billiton Finance Ltd.
2.685% due 03/27/2009	2,500	2,481

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	494

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,079

Calabash Re Ltd.
13.700% due 01/08/2010	3,000	3,095

CIT Group, Inc.
3.215% due 08/15/2008	2,000	1,846
3.401% due 01/30/2009	14,850	12,927

Colvis Finance Ltd.
8.000% due 02/02/2009	6,700	6,704

DBS Bank Ltd.
3.290% due 05/16/2017	11,000	10,229

DnB NOR Bank ASA
4.447% due 10/13/2009	5,800	5,808

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,336

Ford Motor Credit Co. LLC
5.828% due 01/15/2010	2,500	2,092
7.127% due 01/13/2012	5,000	3,702
7.250% due 10/25/2011	1,265	1,041
8.625% due 11/01/2010	3,875	3,380

Foundation Re II Ltd.
9.820% due 11/26/2010	3,700	3,779

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,102

General Electric Capital Corp.
3.060% due 09/15/2014	450	424
3.250% due 11/21/2011	4,500	4,333
3.274% due 10/26/2009	4,700	4,654
3.351% due 04/30/2009	1,500	1,500
5.250% due 10/19/2012	2,225	2,315

Genworth Global Funding Trusts
2.860% due 02/10/2009	2,400	2,381

GMAC LLC
4.315% due 05/15/2009	1,000	855

Goldman Sachs Group, Inc.
2.689% due 06/23/2009	4,700	4,641
3.186% due 11/10/2008	4,000	3,979
3.276% due 03/02/2010	2,500	2,455
4.178% due 07/23/2009	4,135	4,100
5.046% due 10/07/2011	2,000	1,931

Hexion U.S. Finance Corp.
7.565% due 11/15/2014	3,000	2,820
9.750% due 11/15/2014	2,000	2,155

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	7,631

HSBC Finance Corp.
2.930% due 09/15/2008	8,380	8,301
3.070% due 05/21/2008	6,300	6,303
3.350% due 11/16/2009	7,000	6,683
3.954% due 10/21/2009	6,400	6,179

ICICI Bank Ltd.
4.917% due 01/12/2010	8,500	8,137

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,113

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 11/04/2011	$900	$866

International Lease Finance Corp.
3.312% due 05/24/2010	10,000	9,470
4.658% due 01/15/2010	4,500	4,316
5.059% due 07/11/2011	15,000	13,385

JPMorgan Chase & Co.
4.168% due 01/17/2011	7,000	6,855

Lehman Brothers Holdings, Inc.
3.170% due 11/16/2009	7,000	6,683
3.938% due 01/23/2009	4,400	4,225

Longpoint Re Ltd.
8.050% due 05/08/2010	3,100	3,143

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,500	2,631
10.375% due 10/15/2017 (b)	2,250	2,346
11.625% due 10/15/2017	4,850	4,874

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (l)	15,800	14,357

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	4,900	4,867
3.341% due 01/30/2009	4,900	4,841
3.888% due 10/23/2008	4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010	2,650	2,596

Morgan Stanley
3.206% due 02/09/2009	4,500	4,450
3.212% due 05/07/2009	7,500	7,377
4.201% due 01/18/2011	5,000	4,672
4.538% due 01/15/2010	3,500	3,425
5.950% due 12/28/2017	2,900	2,810

Mystic Re Ltd.
9.390% due 12/05/2008	2,500	2,479
12.090% due 12/05/2008	1,900	1,882
13.090% due 06/07/2011	1,500	1,549

National Australia Bank Ltd.
2.979% due 09/11/2009	7,400	7,396
3.145% due 08/19/2009	5,000	4,960

Osiris Capital PLC
9.258% due 01/15/2010	2,000	2,022

Pemex Finance Ltd.
9.690% due 08/15/2009	390	403

Petroleum Export Ltd.
4.623% due 06/15/2010	3,500	3,487
5.265% due 06/15/2011	4,688	4,707

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,324	2,387

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,044

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008	3,700	3,698

Residential Reinsurance 2007 Ltd.
9.076% due 06/07/2010	3,500	3,533
10.326% due 06/07/2010	9,900	10,085

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,038

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	15,600	14,087

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	1,100	1,097

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,509

SLM Corp.
3.531% due 01/26/2009	5,700	5,104
3.541% due 07/25/2008	500	491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$2,000	$2,004

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	694
7.500% due 03/13/2013	10,300	10,081

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,393

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	18,142

Universal City Florida Holding Co. I
7.989% due 05/01/2010	3,200	3,120

Ventas Realty LP
8.750% due 05/01/2009	5,758	5,873

Vita Capital III Ltd.
5.829% due 01/01/2011	9,300	9,099

VTB Capital S.A.
6.609% due 10/31/2012	3,500	3,419

Wachovia Corp.
2.920% due 03/15/2011	5,000	4,701
4.388% due 10/15/2011	8,700	8,061

Wells Fargo & Co.
4.375% due 01/31/2013	600	598

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,537

		489,991

INDUSTRIALS 13.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	33,500	37,791

America Movil SAB de C.V.
5.500% due 03/01/2014	875	885
5.750% due 01/15/2015	1,600	1,627

ARAMARK Corp.
6.739% due 02/01/2015	3,000	2,662

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,500	1,988

Bowater, Inc.
5.800% due 03/15/2010	2,500	1,812

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,238

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,584

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,975

Chemtura Corp.
6.875% due 06/01/2016	1,775	1,589

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,083

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,020

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	692

CVS Caremark Corp.
3.376% due 06/01/2010	3,800	3,695

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

Delta Air Lines, Inc.
7.379% due 05/18/2010	11,005	10,840

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,268

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dura Operating Corp.
8.625% due 04/15/2012 (a)	$500	$45

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	4,024

EchoStar DBS Corp.
6.375% due 10/01/2011	3,100	2,984
7.125% due 02/01/2016	1,000	938

El Paso Corp.
7.750% due 06/15/2010	650	681

First Data Corp.
9.875% due 09/24/2015	1,350	1,112

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015	4,000	3,940

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	15,000	10,425
8.875% due 12/15/2014	1,600	1,260

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,044

Georgia-Pacific LLC
7.000% due 01/15/2015	4,650	4,383

Goodyear Tire & Rubber Co.
8.662% due 12/01/2009	3,000	2,996

Hanesbrands, Inc.
8.204% due 12/15/2014	7,000	6,248

HCA, Inc.
7.875% due 02/01/2011	999	987
9.000% due 12/15/2014	540	503

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,338

Hertz Corp.
8.875% due 01/01/2014	3,325	3,167

HJ Heinz Co.
6.428% due 12/01/2020	900	915

Home Depot, Inc.
2.925% due 12/16/2009	2,500	2,385

JetBlue Airways Corp.
6.165% due 05/15/2010	1,680	1,670

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,512

MGM Mirage
8.375% due 02/01/2011	2,500	2,519

Nalco Co.
7.750% due 11/15/2011	1,000	1,018
8.875% due 11/15/2013	4,030	4,161

Nortel Networks Ltd.
8.508% due 07/15/2011	19,400	16,732

Northwest Airlines, Inc.
7.626% due 04/01/2010	4,242	4,141

Omnicom Group, Inc.
5.900% due 04/15/2016	4,000	3,983

Pemex Project Funding Master Trust
3.676% due 12/03/2012	1,200	1,170

Quebecor Media, Inc.
7.750% due 03/15/2016	300	275

Qwest Communications International, Inc.
6.565% due 02/15/2009	2,616	2,603

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024
6.500% due 07/15/2010	8,000	8,200

Roseton
7.270% due 11/08/2010	1,217	1,217

Sanmina-SCI Corp.
5.550% due 06/15/2010	2,709	2,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Seminole Hard Rock Entertainment, Inc.
5.300% due 03/15/2014	$2,000	$1,595

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	3,200	3,203

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	5,054

SUPERVALU, Inc.
7.500% due 11/15/2014	275	279

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	863

Tesoro Corp.
6.250% due 11/01/2012	920	872

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

Transocean, Inc.
3.214% due 09/05/2008	3,300	3,284

TRW Automotive, Inc.
7.000% due 03/15/2014	1,500	1,391

United Airlines, Inc.
6.071% due 03/01/2013	450	446
6.201% due 09/01/2008	1,007	997
7.730% due 01/01/2012	1,079	1,068

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,903

Verso Paper Holdings LLC and Verson Paper, Inc.
6.989% due 08/01/2014	6,000	5,100

Williams Cos., Inc.
6.375% due 10/01/2010	9,750	10,042

Xerox Corp.
3.514% due 12/18/2009	3,000	2,958

XTO Energy, Inc.
7.500% due 04/15/2012	90	100

		231,132

UTILITIES 5.3%

AES Panama S.A.
6.350% due 12/21/2016	5,000	5,006

AT&T Corp.
7.300% due 11/15/2011	473	513

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	5,932

CMS Energy Corp.
5.208% due 01/15/2013	13,400	12,261

Dominion Resources, Inc.
3.248% due 11/14/2008	2,000	1,990
5.687% due 05/15/2008	2,400	2,405

Homer City Funding LLC
8.734% due 10/01/2026	4,079	4,364

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	14,140	14,388
8.625% due 11/14/2011	1,100	1,163

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,116

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,405

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,189

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	5,000	5,000

Qwest Corp.
5.625% due 11/15/2008	4,500	4,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.050% due 06/15/2013	$1,500	$1,358
8.875% due 03/15/2012	2,000	2,050

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	588	592

Rural Cellular Corp.
9.875% due 02/01/2010	13,726	14,172

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,783

Southern California Edison Co.
7.625% due 01/15/2010	2,500	2,660

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	850	841

Verizon Communications, Inc.
5.350% due 02/15/2011	200	207

		93,846

Total Corporate Bonds & Notes (Cost $854,825)		814,969

U.S. GOVERNMENT AGENCIES 12.6%

Fannie Mae
2.666% due 07/25/2037	4,349	3,987
2.739% due 04/25/2035	79	77
2.949% due 09/25/2042	3,761	3,730
5.000% due 07/25/2019 - 04/01/2038	30,830	30,544
5.500% due 07/01/2033 - 07/01/2037 (g)	110,120	111,289
6.000% due 04/01/2038	59,000	60,447
6.066% due 02/01/2035	345	347

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	1,529	1,531
5.000% due 06/15/2016 - 09/15/2024	1,237	1,249
5.722% due 10/25/2044	5,616	5,563

Ginnie Mae
3.118% due 12/16/2026	257	256
5.500% due 02/15/2036 - 06/15/2037	3,100	3,166

Total U.S. Government Agencies (Cost $217,089)		222,186

MORTGAGE-BACKED SECURITIES 8.7%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,600	10,210

American Home Mortgage Investment Trust
2.749% due 09/25/2035	185	185

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	376	376

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,705	7,379

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,645	2,085
5.706% due 09/25/2035	6,709	5,517

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	7,476	6,328
5.783% due 12/26/2046	2,411	1,998

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,521	3,674

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,401	2,395
4.248% due 08/25/2035	14,389	13,671
4.682% due 08/25/2035	1,884	1,783

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	1,505	1,132

56	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.731% due 12/20/2046	$2,313	$1,762
2.759% due 02/25/2047	1,513	1,154
2.779% due 05/25/2047	4,396	3,338
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.842% due 04/20/2035	6,163	5,863

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	2,127	2,129
5.215% due 03/25/2032	51	46

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,403	1,307
2.679% due 02/25/2037	1,866	1,749
2.679% due 03/25/2037	2,131	2,056

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	848	844

Harborview Mortgage Loan Trust
2.729% due 04/19/2038	2,492	1,889
2.749% due 01/19/2038	26,428	20,123
2.799% due 03/19/2037	7,256	5,471

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,817	1,712

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	890	852

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	4,952	3,980

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,428	6,980

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,308	1,278

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	458	356
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	1,648	1,394

Sequoia Mortgage Trust
2.886% due 07/20/2033	499	476

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,664	1,589

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	1,965	1,542
2.819% due 05/25/2036	4,136	3,137
2.889% due 10/19/2034	617	537
2.909% due 03/19/2034	101	90

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,202	2,002
5.463% due 10/25/2035	756	723

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	479	469
2.709% due 01/25/2037	3,141	2,991

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	523	489

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	241	192
4.208% due 06/25/2033	1,142	1,139
4.229% due 03/25/2034	750	749
4.585% due 04/25/2035	3,625	3,638
5.056% due 01/25/2047	1,648	1,356
5.136% due 12/25/2046	891	693
5.326% due 02/25/2046	2,984	2,323
5.526% due 11/25/2042	565	537
5.740% due 03/25/2033	4,670	4,660

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $174,786)		153,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 2.8%

ACE Securities Corp.
2.679% due 02/25/2036	$24	$24

Argent Securities, Inc.
2.639% due 06/25/2036	180	179
2.649% due 09/25/2036	426	416

Asset-Backed Funding Certificates
2.639% due 09/25/2036	505	496
2.659% due 10/25/2036	342	332

Asset-Backed Securities Corp. Home Equity
2.679% due 05/25/2037	1,500	1,456
4.468% due 03/15/2032	2,052	1,766

Atrium CDO Corp.
3.736% due 06/27/2015	2,424	2,347

Bank One Issuance Trust
3.940% due 04/16/2012	300	303

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	1,255	1,194

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	181	179

Citibank Credit Card Issuance Trust
3.265% due 11/07/2011	300	297

Citibank Credit Card Master Trust I
5.875% due 03/10/2011	300	307

Citigroup Mortgage Loan Trust, Inc.
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,903	3,640

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	701	680
2.649% due 08/25/2037	840	802
2.669% due 07/25/2036	62	62
2.669% due 08/25/2036	13	13

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,836	1,756
2.689% due 12/25/2037	1,245	1,213

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	376	371

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 09/25/2036	1,629	1,543

Fremont Home Loan Trust
2.669% due 02/25/2037	378	369

GSAA Trust
2.709% due 06/25/2035	59	59

GSAMP Trust
2.639% due 10/25/2046	498	475
2.669% due 12/25/2036	697	669
2.699% due 01/25/2047	2,377	2,278

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	859	829

HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,789	1,713

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	87	87

Indymac Residential Asset-Backed Trust
2.729% due 04/25/2037	1,981	1,909

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	512	494

Lehman XS Trust
2.719% due 11/25/2036	810	777

Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	557	551
2.879% due 10/25/2034	288	260

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037		$1,057	$1,015
2.749% due 11/25/2035		170	169

Merrill Lynch First Franklin Mortgage Loan Trust
3.299% due 10/25/2037		1,514	1,479

Merrill Lynch Mortgage Investors, Inc.
2.659% due 04/25/2037		441	436
2.669% due 02/25/2037		224	222

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		460	447
2.649% due 11/25/2036		607	572

Residential Asset Mortgage Products, Inc.
2.679% due 07/25/2036		611	600

Residential Asset Securities Corp.
2.669% due 02/25/2037		1,397	1,306

SACO I, Inc.
2.849% due 12/25/2035		1,938	1,384

SLM Student Loan Trust
3.331% due 01/25/2016		276	275
3.481% due 01/25/2017		584	580
3.800% due 12/15/2038		4,300	4,203

Soundview Home Equity Loan Trust
2.659% due 12/25/2036		584	563

Specialty Underwriting & Residential Finance
2.659% due 02/25/2037		94	93
2.939% due 01/25/2034		17	16

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		1,385	1,297

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		1,391	1,357

Total Asset-Backed Securities (Cost $51,531)			49,078

SOVEREIGN ISSUES 4.5%

Export-Import Bank of Korea
3.310% due 11/16/2010		7,500	7,530

Korea Development Bank
3.358% due 11/22/2012		7,500	7,277
4.326% due 10/20/2009		5,150	5,159
5.300% due 01/17/2013		1,150	1,180

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,055

Ukraine Government International Bond
6.391% due 08/05/2009		18,350	18,739
6.875% due 03/04/2011		250	259

Venezuela Government International Bond
4.894% due 04/20/2011		32,800	28,046
5.375% due 08/07/2010		2,500	2,309

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	6,378

Total Sovereign Issues (Cost $84,401)			79,932

FOREIGN CURRENCY-DENOMINATED ISSUES 13.7%

Amadeus Global Travel Distribution S.A.
6.862% due 04/08/2014	EUR	2,000	2,718
6.959% due 04/08/2013		2,000	2,706

Atlas Reinsurance PLC
8.690% due 01/10/2010		3,100	4,979

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		350	492

Bombardier, Inc.
7.465% due 11/15/2013		3,250	4,887

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Floating Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	10,000	$8,684

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		83,460	43,112
10.000% due 01/01/2017		32,420	15,429

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	5,591

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,806

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,788
6.875% due 08/15/2015		2,750	3,811

Gaz Capital S.A.
5.440% due 11/02/2017		2,400	3,153
7.800% due 09/27/2010		3,000	4,876

Green Valley Ltd.
8.376% due 01/10/2011		1,900	3,023

JSG Holding PLC
6.302% due 02/18/2015		2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,982

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,918

M-Real OYJ
8.981% due 12/15/2010	EUR	8,000	10,691

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,356	4,990
6.300% due 11/30/2014		4,018	6,017
8.250% due 05/01/2016		1,400	2,100

PagesJaunes Groupe
6.055% due 01/11/2014		2,000	2,715

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pylon Ltd.
6.117% due 12/29/2008	EUR	4,000	$6,292

Rhodia S.A.
7.326% due 10/15/2013		10,000	13,890

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	3,941	6,257

Seat Pagine Gialle SpA
4.185% due 05/25/2012	EUR	1,799	2,516

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	700,000	7,001
1.511% due 05/25/2049		700,000	6,952

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,475	3,683

UPC Broadband Holding BV
6.361% due 12/31/2014		3,742	5,026

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	36,784	1,670
5.000% due 09/14/2018 (d)		50,963	2,721
6.875% due 01/19/2016	EUR	6,500	10,390

Total Foreign Currency-Denominated Issues (Cost $222,205)			241,413

		SHARES
EXCHANGE-TRADED FUNDS 0.2%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,061

Total Exchange-Traded Funds (Cost $3,236)			3,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

REPURCHASE AGREEMENTS 3.0%

Deutsche Bank AG
1.200% due 04/01/2008	$47,200	$47,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $48,148. Repurchase proceeds are $47,202.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,455	5,455
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,567. Repurchase proceeds are $5,455.)

		52,655

U.S. TREASURY BILLS 9.2%
1.409% due 05/29/2008 - 06/12/2008 (c)(e)	162,250	161,440

Total Short-Term Instruments (Cost $214,477)		214,095

PURCHASED OPTIONS (j) 1.1%
(Cost $15,443)		18,622

Total Investments 110.5% (Cost $1,999,990)		$1,945,524

Written Options (k) (0.0%) (Premiums $55)		(97)

Other Assets and Liabilities (Net) (10.5%)		(184,864)

Net Assets (f) 100.0%		$1,760,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $156,464 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $24,109 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $105,059 at a weighted average interest rate of 3.100%. On March 31, 2008, securities valued at $111,289 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $30,180 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1,052	$(2,241)
90-Day Euribor March Futures	Long	03/2009	703	891
Euro-Bund 10-Year Bond June Futures	Long	06/2008	275	(414)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	300	0
Euro-Bund June Futures Put Options Strike @ EUR 105.500	Long	06/2008	775	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	217	32
U.S. Treasury 10-Year Note June Futures	Short	06/2008	2,147	(3,571)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$(5,313)

58	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009	CSFB		$250	$5
Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009	CSFB		125	1
Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009	BOA		400	4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%		09/20/2011	GSC		800	(47)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	LEH		3,000	(149)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	MLP		500	(36)
AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009	CSFB		1,000	12
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,600	(156)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%		03/20/2013	BCLY		2,200	18
Bowater, Inc. 6.500% due 06/15/2013	Buy	(5.000%	)	03/20/2010	CITI		2,500	(86)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	DUB		9,900	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		4,800	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		4,500	(177)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	LEH		1,000	(75)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		3,200	(149)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%		06/20/2012	DUB		6,700	(579)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		2,900	(420)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	LEH		5,000	(204)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		15,000	(738)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	MLP		11,900	(694)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		11,000	(641)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		4,700	(273)
CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	MLP		10,000	(12)
CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	MLP		1,500	17
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	3,100	(538)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		4,500	(724)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	3.800%		09/20/2012	BOA		$4,200	(208)
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009	CSFB		125	2
Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009	BEAR		1,500	(18)
Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	CSFB		10,000	(343)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	MLP		15,000	(223)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	DUB		5,000	(71)
El Paso Corp. 7.875% due 06/15/2012	Sell	2.450%		03/20/2013	CITI		10,000	(162)
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012	CITI		5,000	(961)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	DUB		20,000	(2,749)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	5,700	(154)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS		5,300	(142)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%		09/20/2011	DUB		$1,000	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2011	LEH		9,750	(1,529)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%		12/20/2011	BOA		8,075	(1,246)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP		900	(66)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.240%		09/20/2009	BEAR		300	(10)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	MSC		100	(3)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	LEH		10,000	(675)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		1,000	(65)
GMAC LLC 6.875% due 08/28/2012	Sell	1.180%		12/20/2011	CITI		16,300	(4,533)
GMAC LLC 6.875% due 08/28/2012	Sell	0.940%		03/20/2012	CITI		18,000	(5,198)
GMAC LLC 6.875% due 08/28/2012	Sell	1.650%		09/20/2012	CITI		4,750	(1,341)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%		12/20/2012	BEAR		10,000	(2,468)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		6,000	(276)
HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	CSFB		10,000	(663)
HCP, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017	BCLY		5,000	962
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009	BEAR		300	(5)
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	GSC		1,700	(95)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		18,000	(389)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	RBS		20,000	(263)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	RBS		25,000	(575)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	LEH		10,000	(647)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		7,500	(243)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH		15,000	75
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		11,000	(395)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		4,900	(177)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		6,000	13
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	GSC		5,000	398
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		4,150	63
L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	LEH		2,500	104
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	GSC		5,000	679
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		6,000	250
MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	LEH		5,000	(517)

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	DUB		$25,000	$(1,497)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	JPM		5,000	(292)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	MSC		4,200	(245)
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	LEH		25,000	(3,016)
Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017	BCLY		75	(12)
Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017	BCLY		25,000	(3,152)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	DUB		10,000	(121)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,950	(103)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		4,000	34
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	LEH		10,000	(434)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	LEH		1,500	(114)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	LEH		10,000	(57)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB		1,000	(10)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.050%		09/20/2012	DUB		3,700	(28)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		4,300	(126)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		3,000	(76)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,500	(37)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,500	(35)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.800%		06/20/2018	CITI		18,000	(178)
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.600%	)	03/20/2016	CITI		5,000	17
PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	MLP		5,000	(84)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012	BCLY		2,000	(272)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	BCLY		3,000	(406)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		2,100	(284)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	GSC		6,700	(695)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY		10,000	(69)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009	ABN		100	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		4,800	(235)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	LEH		11,000	(766)
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		9,200	(2,181)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009	BEAR		1,500	(81)
Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	JPM		300	(13)
TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	GSC		300	5
TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009	CSFB		100	2
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	5,300	(398)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		5,700	(427)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$7,900	151
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		3,965	(54)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	GSC		250	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC		11,500	(398)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH		5,000	(227)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	LEH		10,000	(676)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB		34,000	(946)
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	UBS		21,700	(1,618)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY		7,700	(56)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP		14,700	(899)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	MLP		7,900	(483)
Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011	BEAR		10,000	(227)
Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009	BOA		125	2
Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	MLP		300	4

								$(50,482)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	$1,215	$(9)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	13,514	(545)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	BOA	3,500	(395)
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BCLY	4,950	218
Dow Jones CDX N.A. HY9 Index	Sell	3.750%		12/20/2012	RBS	4,950	98
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	DUB	3,200	(13)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	2,200	(8)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	1,200	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	5,200	47
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	900	8
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,300	37
Dow Jones CDX N.A. IG9 Index	Sell	1.160%		12/20/2012	DUB	10,700	112
Dow Jones CDX N.A. IG9 Index	Sell	1.180%		12/20/2012	DUB	6,400	72

60	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012	DUB	EUR	7,000	$(1,126)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	DUB		4,500	(345)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	JPM		62,425	(5,231)
Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012	JPM		2,300	(224)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	CITI		$16,000	(9,231)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	CITI		15,500	(11,790)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	GSC		16,000	(12,180)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	UBS		15,500	(11,784)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	GSC		21,800	(237)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	MSC		25,000	(254)
Select Aggregate Market Index	Sell	2.450%		09/20/2008	CSFB		300	1
Select Aggregate Market Index	Sell	2.150%		12/20/2009	CSFB		270	(2)

								$(52,739)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	RBS		$30,000	$72
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,000	27
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		96,300	1,148
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		651,900	1,849
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,200	(130)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,203,100	(43,939)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		71,200	(3,210)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		304,200	(3,698)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		104,900	(1,231)
Receive	3-Month USD-LIBOR	5.000%	06/18/2013	DUB		603,000	(44,658)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		26,300	(394)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		12,000	219
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		312,600	12,504
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		7,400	135
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		13,000	266
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		6,200	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		3,800	(90)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	381,050	(894)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		361,850	(918)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	52,200	(1,043)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		127,900	(2,267)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		10,000	(216)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		11,200	(247)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		6,200	(137)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		19,500	(376)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		4,500	(98)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		5,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		5,000	(111)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		4,000	(91)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	84,700	(1,047)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		16,900	(239)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		41,600	(165)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	13,300	(817)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	BCLY		93,800	(1,803)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	BCLY	GBP	225,000	3,876
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	6,050,000	810
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		7,000,000	2,919
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	181,300	(2,628)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	73,500	59
Pay	28-Day Mexico Interbank TIIE Banxico	8.180%	09/13/2011	CITI		280,000	537
Pay	28-Day Mexico Interbank TIIE Banxico	8.200%	09/13/2011	MLP		250,000	495
Pay	28-Day Mexico Interbank TIIE Banxico	8.220%	09/13/2011	CITI		550,000	1,121
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		675,000	2,051
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		37,900	119

							$(82,712)

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Floating Income Fund  (Cont.)

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$134.000	05/23/2008	2,650	$48	$42
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	467	8	7
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	04/25/2008	986	18	15
Call - CBOT U.S. Treasury 5-Year Note June Futures	128.000	05/23/2008	89	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	467	12	7
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$97	$80

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$97

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$23,000	$965	$365
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	23,000	965	2,375
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,103	2,506
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	1,477
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,264	7,338
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	4,324

				$15,257	$18,385

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$100,000	$12	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.906	06/27/2008	54,700	6	0
Put - OTC Fannie Mae 5.000% due 06/01/2038	81.000	06/05/2008	29,000	3	8
Put - OTC Fannie Mae 6.000% due 05/01/2038	91.000	05/06/2008	100,000	12	52

				$33	$60

(k)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$97

(l)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$15,669	$14,357	0.82%

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$49,900	$49,042	$50,376
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	3.250%	12/31/2009	54,700	56,120	56,860
U.S. Treasury Notes	3.625%	12/31/2012	8,900	9,325	9,504

				$215,275	$218,088

(2)	Market value includes $1,276 of interest payable on short sales.

62	PIMCO Funds	See Accompanying Notes

March 31, 2008

(n)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	36,678	07/2008	$1,020	$(15)	$1,005
Sell		139,801	07/2008	740	(1,733)	(993)
Sell		86,835	12/2008	166	(564)	(398)
Buy	CLP	3,965,200	07/2008	1,026	0	1,026
Buy		2,320,150	12/2008	440	0	440
Buy	CNY	743,743	07/2008	5,696	0	5,696
Sell		743,743	07/2008	0	(2,895)	(2,895)
Buy		113,156	10/2008	664	0	664
Sell		113,156	10/2008	0	(612)	(612)
Buy	CZK	20,884	12/2008	142	0	142
Buy	EUR	15,000	04/2008	101	0	101
Sell		99,631	04/2008	0	(1,917)	(1,917)
Buy	GBP	3,484	04/2008	0	(93)	(93)
Sell		27,078	04/2008	0	(141)	(141)
Buy	HKD	932	05/2008	0	0	0
Buy	HUF	3,837	07/2008	0	0	0
Buy	IDR	413,808,803	05/2008	19	(494)	(475)
Sell		102,542,000	05/2008	0	(74)	(74)
Buy	ILS	2,325	11/2008	65	0	65
Buy	INR	181,124	05/2008	190	0	190
Sell		181,124	05/2008	13	0	13
Sell	JPY	9,383,280	05/2008	1,222	(270)	952
Buy	KRW	27,758,282	05/2008	0	(1,711)	(1,711)
Buy		3,162,720	08/2008	0	(249)	(249)
Buy	MXN	757,754	07/2008	2,320	0	2,320
Sell		824,436	07/2008	0	(1,786)	(1,786)
Buy	MYR	157,759	08/2008	270	0	270
Sell		102,012	08/2008	324	(111)	213
Buy	PHP	1,900,734	08/2008	0	(1,923)	(1,923)
Sell		492,540	08/2008	362	0	362
Buy	PLN	107,884	07/2008	7,747	0	7,747
Sell		95,767	07/2008	0	(3,295)	(3,295)
Sell	RON	72,224	01/2009	0	(1,957)	(1,957)
Buy	RUB	1,259,170	07/2008	2,822	0	2,822
Sell		1,140,975	07/2008	0	(2,538)	(2,538)
Buy		799,151	11/2008	1,022	0	1,022
Sell		482,500	11/2008	0	(101)	(101)
Buy	SGD	5,359	05/2008	315	0	315
Buy		73,865	08/2008	1,442	0	1,442
Sell		53,070	08/2008	15	(550)	(535)
Buy	SKK	26,981	07/2008	108	0	108
Buy	TRY	2,133	12/2008	0	(198)	(198)
Buy	ZAR	238,630	07/2008	0	(5,454)	(5,454)
Sell		326,373	07/2008	4,164	0	4,164
Buy		97,740	12/2008	0	(771)	(771)

				$32,415	$(29,452)	$2,963

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$2,038

Total Aruba (Cost $1,727)			2,038

AUSTRALIA 1.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	7,089

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	22,346

Seven Media Group
9.392% due 02/07/2013		1,390	1,175
9.402% due 02/07/2013		5,562	4,702
9.835% due 02/07/2013		174	147

Total Australia (Cost $34,109)			35,459

BERMUDA 0.1%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)		$4,000	3,635

Total Bermuda (Cost $3,967)			3,635

CANADA 3.7%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,559

Canada Government Bond
4.000% due 06/01/2016	CAD	24,500	25,051

Canada Housing Trust No. 1
4.550% due 12/15/2012		51,800	52,741

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,359

Honda Canada Finance, Inc.
3.799% due 03/26/2012		27,000	25,946

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,562

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,578

Total Canada (Cost $112,326)			117,796

CAYMAN ISLANDS 1.5%

Calabash Re Ltd.
11.200% due 01/08/2010		$2,450	2,486

Foundation Re II Ltd.
9.820% due 11/26/2010		1,500	1,532

Green Valley Ltd.
8.376% due 01/10/2011	EUR	3,100	4,933

Longpoint Re Ltd.
8.050% due 05/08/2010		$3,300	3,345

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	3,009
1.466% due 12/31/2049		100,000	1,014

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$8,000	7,972

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,837

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,016

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mystic Re Ltd.
12.090% due 12/05/2008		$500	$495

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		5,900	6,012

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,418

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,914

Total Cayman Islands (Cost $50,105)			48,979

DENMARK 1.0%

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	22,600	4,752
5.000% due 10/01/2038		22,995	4,587

Realkredit Danmark A/S
4.000% due 01/01/2010		51,800	10,897
5.000% due 10/01/2038		59,186	11,815

Total Denmark (Cost $28,761)			32,051

FRANCE 3.6%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	10,205

Credit Agricole S.A.
3.090% due 05/28/2009		$10,800	10,812
6.637% due 05/29/2049		5,900	4,579

France Government Bond
4.000% due 04/25/2014	EUR	300	478
4.000% due 10/25/2014		22,400	35,605
4.000% due 10/25/2038		21,100	29,772
4.000% due 04/25/2055		300	418
4.750% due 10/25/2012		100	164
5.500% due 04/25/2029		4,200	7,397
5.750% due 10/25/2032		9,700	17,723

Total France (Cost $113,037)			117,153

GERMANY 13.8%

Bundesobligation
4.000% due 04/13/2012	EUR	5,000	8,014

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	9,628
6.000% due 09/01/2017		1,500	1,566

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	25,694

Republic of Germany
3.750% due 01/04/2015		39,000	61,567
4.000% due 01/04/2037		4,300	6,204
4.250% due 01/04/2014		27,340	44,425
4.250% due 07/04/2014		21,500	34,941
4.750% due 07/04/2034		400	649
5.000% due 01/04/2012		2,000	3,310
5.250% due 07/04/2010		5,000	8,191
5.500% due 01/04/2031		27,700	49,414
5.625% due 01/04/2028		41,700	75,133
6.250% due 01/04/2024		9,800	18,713
6.250% due 01/04/2030		48,540	94,123
6.500% due 07/04/2027		2,260	4,474

Total Germany (Cost $431,887)			446,046

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.1%

Glitnir Banki HF
4.334% due 01/21/2011		$3,000	$2,287

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,317

Total Iceland (Cost $5,889)			4,604

IRELAND 0.9%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,212

Bank of Ireland
2.589% due 12/19/2008		$7,000	6,994

Cars Alliance Funding PLC
4.750% due 10/08/2023	EUR	1,800	2,726

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,985	7,068

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	5,007	7,771

Total Ireland (Cost $27,667)			28,782

ITALY 1.0%

Asset-Backed European Securitisation Transaction Srl
4.810% due 10/01/2015	EUR	13,000	20,184

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	1,096
4.250% due 08/01/2014		1,100	1,762
4.500% due 05/01/2009		1,000	1,588

Locat Securitisation Vehicle Srl
4.738% due 12/12/2024		5,218	8,044

Total Italy (Cost $30,780)			32,674

JAPAN 23.8%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Japan Government Bond
1.100% due 09/20/2012	JPY	3,540,000	36,136
1.500% due 03/20/2014		1,590,000	16,610
1.600% due 09/20/2013		1,660,000	17,411
1.600% due 06/20/2014		3,970,000	41,734
1.800% due 06/20/2017		10,500,000	110,951
2.300% due 06/20/2035		3,530,000	35,011
2.400% due 03/20/2034		580,000	5,896
2.500% due 09/20/2035		7,810,000	80,702
2.500% due 03/20/2036		210,000	2,163
2.500% due 06/20/2036		5,431,000	55,899
2.500% due 09/20/2036		11,510,000	118,403
2.500% due 09/20/2037		1,540,000	15,840

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		996,930	9,825
1.000% due 06/10/2016		2,694,030	26,794
1.100% due 12/10/2016		5,981,940	59,946
1.200% due 03/10/2017		170,850	1,723
1.200% due 06/10/2017		10,534,300	105,738
1.200% due 12/10/2017		1,392,780	13,959

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,914

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	300,000	3,015

64	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.850% due 09/29/2049	JPY	300,000	$3,018
1.880% due 12/01/2049		400,000	4,043

Total Japan (Cost $684,669)			768,173

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	7,840

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,222

Total Jersey, Channel Islands (Cost $13,193)			13,062

LUXEMBOURG 0.1%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$3,100	3,097

Total Luxembourg (Cost $3,100)			3,097

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,963

Total Mexico (Cost $3,000)			2,963

NETHERLANDS 0.9%

Arena BV
4.726% due 12/17/2064	EUR	2,996	4,489

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,925

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,745

Globaldrive BV
4.462% due 06/20/2015		7,811	12,215
4.622% due 06/20/2015		1,500	2,227

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,891
4.250% due 07/15/2013		400	647

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $25,866)			27,540

NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	3,018

Total Netherlands Antilles (Cost $2,554)			3,018

RUSSIA 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	852

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$13,986	13,965

VTB Capital S.A.
3.839% due 08/01/2008		6,400	6,336

Total Russia (Cost $21,007)			21,153

SPAIN 4.2%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	458

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	$6,321

Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009		4,000	3,959

Spain Government Bond
4.200% due 01/31/2037	EUR	600	868
4.400% due 01/31/2015		42,000	68,053
5.400% due 07/30/2011		20,800	34,377
5.750% due 07/30/2032		11,150	20,159
6.150% due 01/31/2013		1,000	1,735

Total Spain (Cost $129,210)			135,930

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	3,153

Total Supranational (Cost $3,223)			3,153

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$7,500	7,686

Total Switzerland (Cost $7,491)			7,686

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	4,044

Total Tunisia (Cost $3,630)			4,044

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,389

Total Ukraine (Cost $1,210)			1,389

UNITED KINGDOM 2.9%

Bank of Scotland PLC
2.818% due 07/17/2008		$2,300	2,300

Barclays Bank PLC
6.050% due 12/04/2017		20,100	19,654
7.434% due 09/29/2049		7,500	6,794
8.250% due 02/28/2049	GBP	2,400	4,794

HBOS PLC
5.920% due 09/29/2049		$8,400	6,190

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,114

Opera Finance PLC
4.766% due 01/15/2015	EUR	4,350	6,602

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		8,900	12,569

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,024

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,000	21,820
4.750% due 06/07/2010		40	81
5.000% due 03/07/2012		30	62
5.750% due 12/07/2009		2,000	4,093

Weather Investments II SARL
8.000% due 12/17/2014	EUR	1,000	1,551

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XL Capital Europe PLC
6.500% due 01/15/2012	$500	$472

Total United Kingdom (Cost $97,926)		94,120

UNITED STATES 77.9%

ASSET-BACKED SECURITIES 3.9%

American Express Credit Account Master Trust
2.818% due 01/18/2011	$2,900	2,900

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	1	1
3.299% due 10/25/2031	4	4

Argent Securities, Inc.
2.649% due 10/25/2036	4,113	4,022
2.659% due 05/25/2036	5	5

Asset-Backed Funding Certificates
2.659% due 10/25/2036	2,891	2,805
2.949% due 06/25/2034	4,406	3,900

BA Credit Card Trust
3.890% due 04/15/2013	2,100	2,079

Bank One Issuance Trust
2.928% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities Trust
3.049% due 03/25/2043	7	7

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	253	251

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,450	1,444

Chase Issuance Trust
3.609% due 05/16/2011 (b)	7,200	7,200

CIT Group Home Equity Loan Trust
2.889% due 03/25/2033	9	8

Citigroup Mortgage Loan Trust, Inc.
2.669% due 05/25/2037 (m)	1,435	1,371

Community Program Loan Trust
4.500% due 10/01/2018	632	629

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	3,101	3,040
2.659% due 09/25/2046	800	784
2.699% due 09/25/2047	7,294	6,916
3.079% due 12/25/2031	3	3

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	3	3

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	616	606

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	37	37

Ford Credit Auto Owner Trust
2.838% due 12/15/2009	3,571	3,566
5.292% due 10/15/2008	4,588	4,599

Fremont Home Loan Trust
2.669% due 02/25/2037	4,122	4,031

GSAMP Trust
2.889% due 03/25/2034	26	25

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	741	704

HSI Asset Securitization Corp. Trust
2.709% due 04/25/2037	344	314

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	267	257

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	220	219

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.669% due 05/25/2046	$279	$265
2.679% due 06/25/2046	340	324
2.679% due 11/25/2046	6,239	5,911
2.749% due 04/25/2037	9,983	9,443

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	360	326

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037	212	208
2.669% due 08/25/2036	3,163	3,020
2.669% due 07/25/2037	5,632	5,400
2.679% due 09/25/2037	5,607	5,403

Morgan Stanley Home Equity Loans
2.709% due 02/25/2036	4,603	4,563

Nelnet Student Loan Trust
3.421% due 07/25/2016	351	351

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	248	247

Quest Trust
3.039% due 09/25/2034	2	1

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	1,069	993

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	6,206	5,918

Residential Asset Securities Corp.
2.639% due 06/25/2036	41	40
2.669% due 07/25/2036	718	711
2.679% due 10/25/2036	4,924	4,776
3.099% due 07/25/2032	15	14

SACO I, Inc.
2.659% due 05/25/2036	620	470

Saxon Asset Securities Trust
2.659% due 10/25/2046	5,762	5,555
3.119% due 08/25/2032	3	3

SBI HELOC Trust
2.769% due 08/25/2036	5,206	4,984

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,051	995
2.659% due 03/25/2036	128	127

SLM Student Loan Trust
3.321% due 07/25/2017	326	324
3.341% due 10/26/2015	374	373
3.800% due 12/15/2038	2,700	2,639

Soundview Home Equity Loan Trust
2.659% due 06/25/2036	2	2

Structured Asset Investment Loan Trust
2.689% due 01/25/2036	346	345

Structured Asset Securities Corp.
2.999% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	713	644

Wells Fargo Home Equity Trust
2.829% due 10/25/2035	3,450	3,322
2.839% due 11/25/2035	4,373	4,303

		124,838

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	23,588	19,621

Ford Motor Co.
5.800% due 12/15/2013	1,086	893

Georgia-Pacific Corp.
4.446% due 12/20/2012	226	210
4.740% due 12/20/2012	2,429	2,256
4.835% due 12/20/2012	286	265

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
4.946% due 11/16/2013		$4,059	$3,739

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	79
2.974% due 10/03/2011		80	64
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		120	107
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	266

			27,847

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		7,000	6,954

CORPORATE BONDS & NOTES 16.2%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,034

American Express Centurion Bank
3.075% due 05/07/2008		6,500	6,499

American Express Co.
7.000% due 03/19/2018		15,500	16,313

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,204
5.850% due 01/16/2018		$7,900	7,773

Amgen, Inc.
3.170% due 11/28/2008		6,200	6,194

AT&T, Inc.
3.278% due 11/14/2008		1,000	1,000
6.300% due 01/15/2038		2,900	2,814

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,622

Bank of America Corp.
3.155% due 11/06/2009		4,100	4,071
4.637% due 10/14/2016		1,600	1,473
4.750% due 05/23/2017	EUR	8,700	12,909
8.000% due 12/29/2049		$19,300	19,362

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,900	11,921
7.250% due 02/01/2018		16,000	16,575

BellSouth Corp.
3.165% due 08/15/2008		3,900	3,895
4.240% due 04/26/2021		2,300	2,301
5.200% due 09/15/2014		1,400	1,400

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,531

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,703

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,697

Charter One Bank N.A.
3.294% due 04/24/2009		9,000	8,948

CIT Group, Inc.
3.100% due 06/08/2009		7,500	6,213
3.302% due 05/23/2008		3,500	3,430

Citigroup, Inc.
2.695% due 12/26/2008		5,200	5,194
6.000% due 08/15/2017		6,900	6,821
6.125% due 11/21/2017		19,800	19,821

Clorox Co.
5.450% due 10/15/2012		2,600	2,680

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

CNA Financial Corp.
5.850% due 12/15/2014		$6,000	$5,947
6.000% due 08/15/2011		2,000	2,057

Comcast Corp.
4.677% due 07/14/2009		7,600	7,398

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		5,548	5,534

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,774

CVS Caremark Corp.
3.376% due 06/01/2010		5,900	5,738
5.750% due 08/15/2011		700	734

Daimler Finance North America LLC
3.218% due 03/13/2009		5,800	5,730
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		1,100	1,125

EchoStar DBS Corp.
6.375% due 10/01/2011		800	770

Edison Mission Energy
7.000% due 05/15/2017		300	300

Entergy Gulf States, Inc.
3.740% due 12/08/2008		1,100	1,103

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,164

Exelon Corp.
4.900% due 06/15/2015		2,300	2,195

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000	1,966
5.800% due 01/12/2009		4,000	3,811
6.625% due 06/16/2008		1,000	989
7.250% due 10/25/2011		2,100	1,728
7.800% due 06/01/2012		100	83

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,900	1,872

General Electric Capital Corp.
2.900% due 06/15/2009		3,300	3,298
2.941% due 12/12/2008		2,500	2,505
3.244% due 10/24/2008		3,200	3,198
3.274% due 10/26/2009		5,400	5,347
6.375% due 11/15/2067		5,100	5,001

GMAC LLC
4.315% due 05/15/2009		3,400	2,907
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 12/15/2011		$3,900	2,919
6.750% due 12/01/2014		3,200	2,268
7.000% due 02/01/2012		1,100	838

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	4,492
5.375% due 02/15/2013	EUR	3,800	5,775
6.250% due 09/01/2017		$22,500	22,701

HCP, Inc.
5.950% due 09/15/2011		700	680
6.700% due 01/30/2018		2,900	2,493

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,153

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,882

Home Depot, Inc.
2.925% due 12/16/2009		5,700	5,438

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,371

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,298

JPMorgan Chase & Co.
3.125% due 05/07/2010		12,000	11,852

66	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.058% due 02/22/2021	CAD	3,100	$2,861
6.000% due 01/15/2018		$11,900	12,442

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	9,482
6.000% due 10/01/2017		$1,800	1,881

JPMorgan Chase Capital XX
6.550% due 09/29/2036		3,000	2,633

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,453

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	7,875

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		14,700	14,315

Lennar Corp.
5.950% due 10/17/2011		700	595

Loews Corp.
5.250% due 03/15/2016		800	802

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		700	692

Mandalay Resort Group
9.500% due 08/01/2008		700	703

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,898

Masco Corp.
5.875% due 07/15/2012		700	707

Maytag Corp.
5.000% due 05/15/2015		2,200	2,184

McKesson Corp.
5.700% due 03/01/2017		1,900	1,877

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,230

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		1,000	980
3.888% due 10/23/2008		4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010		6,000	5,879

Midwest Generation LLC
8.300% due 07/02/2009		676	689

Mizuho JGB Investment LLC
9.870% due 12/29/2049		2,800	2,809

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,814

Morgan Stanley
2.639% due 11/21/2008		3,100	3,082
3.212% due 05/07/2009		6,000	5,901
4.401% due 10/18/2016		2,200	1,985
6.250% due 08/28/2017		1,200	1,196

NGPL Pipe Co. LLC
7.119% due 12/15/2017		400	415
7.768% due 12/15/2037		7,700	7,937

NiSource Finance Corp.
5.400% due 07/15/2014		800	792

Prudential Financial, Inc.
6.625% due 12/01/2037		8,900	8,819

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	401

Qwest Corp.
6.050% due 06/15/2013		1,500	1,357

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,664

Raychem Corp.
7.200% due 10/15/2008		200	202

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SB Treasury Co. LLC
9.400% due 12/29/2049	$5,100	$5,167

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,408

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	3,086

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,685
8.750% due 03/15/2032	1,100	931

State Street Capital Trust IV
3.800% due 06/15/2037	5,900	4,441

SUPERVALU, Inc.
7.500% due 11/15/2014	400	406

Target Corp.
7.000% due 01/15/2038	6,300	6,496

Time Warner, Inc.
3.300% due 11/13/2009	8,500	8,142

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,523

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

U.S. Bancorp
2.708% due 04/28/2009	4,300	4,276

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	2

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,832

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	5,600	5,601

Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,975

Westpac Banking Corp.
3.040% due 06/06/2008	5,400	5,399

Wyeth
6.950% due 03/15/2011	1,900	2,057

Xerox Corp.
9.750% due 01/15/2009	2,400	2,494

		521,990

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	672	653

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,135	2,500

American Home Mortgage Investment Trust
2.749% due 09/25/2035	228	227
4.290% due 10/25/2034	1,316	1,187

Banc of America Funding Corp.
6.142% due 01/20/2047	956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,888	2,656

BCAP LLC Trust
2.769% due 01/25/2037	12,975	9,155

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,493	14,819
4.409% due 05/25/2034	2,469	2,429
4.488% due 02/25/2034	152	142
4.550% due 08/25/2035	12,347	11,912
4.625% due 10/25/2035	8,051	7,629
4.641% due 10/25/2033	1,054	1,009
4.641% due 05/25/2034	699	680
5.550% due 02/25/2033	162	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,044	$4,148
5.792% due 11/25/2036	3,573	2,425
5.808% due 11/25/2036	6,654	5,214
5.936% due 02/25/2036	7,467	5,525

Bear Stearns Commercial Mortgage Securities
2.928% due 03/15/2019	152	144
5.540% due 09/11/2041	2,600	2,581

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,525	9,999

Bella Vista Mortgage Trust
2.786% due 05/20/2045	92	69

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	156	145

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,117	4,092
4.900% due 10/25/2035	11,167	10,662

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,414

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	300	278
6.455% due 05/15/2032	2,381	2,381

Countrywide Alternative Loan Trust
2.746% due 03/20/2046	184	140
2.809% due 05/25/2035	3,658	2,896
2.879% due 02/25/2037	144	114
5.250% due 06/25/2035	1,180	1,034
6.000% due 01/25/2037	4,597	3,713

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	280	218
2.919% due 03/25/2035	2,647	1,988
2.929% due 02/25/2035	186	155
2.939% due 02/25/2035	273	219
5.250% due 02/20/2036	2,324	1,925
6.136% due 08/25/2034	402	359

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	10,902

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	1,257	1,169
5.104% due 07/25/2033	152	145

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	549	512
3.235% due 10/25/2036	3,485	3,313

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	993	956
4.749% due 07/25/2033	198	197
5.370% due 08/25/2035	613	577
6.250% due 08/25/2017	2,127	2,099

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	1,804	1,775

Greenpoint Mortgage Funding Trust
2.819% due 06/25/2045	987	742
2.869% due 11/25/2045	198	164

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	64	59
6.620% due 10/18/2030	2,677	2,673

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,087	1,023
4.539% due 09/25/2035	1,000	942

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,905	2,737
2.749% due 01/19/2038	8,730	6,647

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.779% due 05/19/2035	$1,775	$1,399
2.799% due 03/19/2037	161	121
2.929% due 02/19/2034	16	15
5.076% due 05/19/2033	1,455	1,410
5.137% due 07/19/2035	302	289

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	419	382

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	3,194	2,853

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927

JPMorgan Mortgage Trust
4.389% due 11/25/2033	932	887
5.023% due 02/25/2035	2,946	2,682

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	246	246

Lehman XS Trust
2.679% due 07/25/2046	2,072	2,010

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,246

MASTR Asset Securitization Trust
5.500% due 11/25/2017	416	410

Mellon Residential Funding Corp.
3.561% due 12/15/2030	19	19

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,684
5.957% due 08/12/2049	8,502	8,595

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	11,632	9,349
2.849% due 08/25/2036	950	649
6.852% due 02/25/2033	564	563

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	166	164

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,723	2,460
3.599% due 10/25/2035	4,087	3,539
4.250% due 10/25/2035	7,577	7,119

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	560	469

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291
2.809% due 04/25/2046	210	160

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	645	545

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	266	202
4.180% due 02/25/2034	666	596
4.590% due 04/25/2034	1,540	1,457
5.726% due 01/25/2035	88	84

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	8,105	6,528
2.819% due 05/25/2036	6,521	4,946
2.829% due 05/25/2045	1,281	990
2.909% due 12/25/2035	86	66

Thornburg Mortgage Securities Trust
2.719% due 09/25/2046	5,400	5,047

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	7,136	6,707

WaMu Mortgage Alternative Pass- Through Certificates
5.266% due 07/25/2046	1,441	920

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	2,704	2,094
2.859% due 11/25/2045	598	483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.869% due 12/25/2045	$2,149	$1,667
2.889% due 10/25/2045	257	206
2.909% due 01/25/2045	505	403
2.919% due 01/25/2045	370	296
3.139% due 12/25/2027	1,548	1,373
4.138% due 08/25/2034	4,113	3,983
4.208% due 06/25/2033	453	452
4.229% due 03/25/2034	2,775	2,770
5.306% due 06/25/2046	4,350	3,434
5.326% due 02/25/2046	142	111
5.572% due 07/25/2046	1,554	1,051
5.572% due 10/25/2046	3,392	2,791
5.718% due 05/25/2041	65	61
5.726% due 06/25/2042	390	355
5.726% due 08/25/2042	163	150

Washington Mutual MSC Mortgage Pass- Through Certificates
7.020% due 02/25/2033	18	18

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	936	932
4.950% due 03/25/2036	6,338	6,042
5.609% due 04/25/2036	1,863	1,801
5.773% due 04/25/2036	1,216	976

		288,825

MUNICIPAL BONDS & NOTES 1.4%

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,873

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	5,147

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	630	500

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	6,719
5.000% due 06/01/2038	4,600	4,433

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	941

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,794

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,872
5.000% due 06/01/2041	500	403

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	330	278

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	123

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,479

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,529

		44,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.4%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	$5,716	$5,273
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	33	32
2.799% due 10/27/2037	15,400	14,589
2.849% due 06/25/2044	19	19
2.999% due 06/25/2029	39	38
4.196% due 11/01/2034	5,295	5,347
4.933% due 12/01/2034	236	238
5.000% due 05/11/2017 - 04/01/2038	138,000	137,689
5.483% due 03/01/2033	293	294
5.500% due 05/25/2027 - 05/01/2038	456,975	460,798
5.500% due 12/01/2032 - 09/01/2037 (h)	295,317	298,628
5.722% due 06/01/2043 - 10/01/2044	819	815
6.000% due 01/01/2023 - 07/25/2044	241,654	247,738
6.000% due 06/01/2031 - 09/01/2037 (h)	91,261	93,615
6.089% due 12/01/2036	408	412
6.500% due 04/01/2035 - 04/01/2036 (h)	1,274	1,324
6.500% due 08/01/2037 - 06/25/2044	37,345	38,652
7.244% due 05/01/2026	29	30

Federal Housing Administration
6.896% due 07/01/2020	1,175	1,181
7.430% due 09/01/2022 - 11/01/2022	86	87

Freddie Mac
2.859% due 08/25/2031	73	72
3.168% due 12/15/2030	547	535
3.268% due 12/15/2031	165	163
4.361% due 09/01/2035	311	313
4.500% due 07/15/2018	2,752	2,798
5.000% due 11/15/2021 - 12/15/2031	11,214	11,312
5.125% due 11/17/2017	17,600	18,940
5.226% due 03/01/2036	1,046	1,064
5.500% due 08/23/2017 - 04/01/2038	52,500	56,469
6.000% due 02/01/2037 - 09/01/2037 (h)	24,164	24,806
7.022% due 06/01/2024	73	74

Ginnie Mae
4.500% due 09/15/2033	43	42
5.125% due 10/20/2029	46	45
6.000% due 08/20/2034	4,337	4,440

Small Business Administration
4.625% due 02/01/2025	910	878
4.754% due 08/10/2014	63	63
5.110% due 04/01/2025	2,092	2,111

		1,430,960

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Notes
2.750% due 02/28/2013	66,200	67,400

Total United States (Cost $2,533,043)		2,512,905

SHORT-TERM INSTRUMENTS 13.0%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$55,000	55,000

68	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe General N.A.
2.770% due 06/16/2008	$68,200	$67,801

UBS Finance Delaware LLC
3.020% due 04/30/2008	500	499

		123,300

REPURCHASE AGREEMENTS 1.2%

Deutsche Bank AG
1.200% due 04/01/2008	31,400	31,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $32,031. Repurchase proceeds are $31,401.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$4,880	$4,880
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $4,981. Repurchase proceeds are $4,880.)

		36,280

U.S. TREASURY BILLS 8.0%
0.879% due 04/17/2008 - 07/17/2008 (c)(d)(e)(f)	259,500	258,705

Total Short-Term Instruments (Cost $418,743)		418,285

VALUE (000S)
PURCHASED OPTIONS (k) 2.0%
(Cost $23,549)	$63,583

Total Investments 153.4% (Cost $4,811,669)	$4,949,318

Written Options (l) (1.3%) (Premiums $23,089)	(40,752)

Other Assets and Liabilities (Net) (52.1%)	(1,682,758)

Net Assets (g) 100.0%	$3,225,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $74,850 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $3,381 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(f)	Securities with an aggregate market value of $3,978 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $64,408 and derivative instruments with an aggregate depreciation of ($7,664) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $328,445 at a weighted average interest rate of 4.487%. On March 31, 2008, securities valued at $418,155 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $42,850 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	303	$512
90-Day Euribor December Futures	Long	12/2009	500	887
90-Day Euribor June Futures	Long	06/2008	414	(141)
90-Day Euribor June Futures	Short	06/2009	113	12
90-Day Euribor March Futures	Short	03/2009	759	105
90-Day Euribor September Futures	Long	09/2008	226	219
90-Day Euribor September Futures	Short	09/2009	622	(12)
90-Day Eurodollar December Futures	Long	12/2009	2,532	901
90-Day Eurodollar March Futures	Short	03/2009	695	(220)
90-Day Eurodollar March Futures	Long	03/2010	777	66
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	7,175	5,782
Australia Government 10-Year Bond June Futures	Short	06/2008	486	(113)
Canada Government 10-Year Bond June Futures	Short	06/2008	38	(142)
Euro-Bobl June Futures	Short	06/2008	1,222	2,366
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	978	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	690	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	2,904	(3,138)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	3,577	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	220	141
Euro-Schatz June Futures	Short	06/2008	4,505	4,611
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	5,593	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	3,113	(996)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	8,240	(9,006)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	9,910	29,901
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,027	(778)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	943	(1,356)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	436	296
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	26	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	240	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	66	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	168	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	420	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	256	(174)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	84	(132)

				$29,421

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,000	$15
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	LEH		$2,600	19
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		10,000	(45)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	LEH		7,500	58
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		1,600	29
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		1,100	46
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,900	79
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	CITI		1,600	83
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	1,500	53
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$3,300	(23)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		500	(27)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		15,500	(775)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		1,400	23
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		2,700	80
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	JPM		4,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		25,700	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		7,600	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		11,700	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		5,300	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		11,200	26
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		1,500	153
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,300	85
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB		1,800	2
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		2,800	201
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.940%	)	12/20/2014	BOA		6,000	137
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		2,000	43
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,600	35
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	MSC		$1,700	56
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		700	6
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		2,000	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		700	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,100	7
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%	)	06/20/2013	BNP		2,700	(5)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,100	18
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		900	17
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC		1,300	219
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP		2,300	161
Fannie Mae 5.500% due 06/09/2033	Buy	(0.780%	)	03/20/2013	BNP		9,200	(116)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		7,000	3
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.650%		12/20/2012	LEH		4,800	(835)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		10,600	(206)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		6,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,800	(32)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		1,700	(283)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		1,900	(317)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		2,200	317
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM		3,000	675
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,400	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,700	(98)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		1,700	(95)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	LEH		1,500	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%		03/20/2009	GSC		6,800	(333)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		5,200	(1,053)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		1,200	96
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		6,900	(18)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%	)	06/20/2018	JPM		5,700	33
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.370%	)	06/20/2018	CITI		3,800	52
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		700	77
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.150%	)	03/20/2018	BCLY		2,900	568
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		800	5
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	RBS		2,900	26
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,800	5
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		$2,400	141
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		2,300	176
International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	CSFB		2,900	405
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		2,600	80
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		1,900	157

70	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%	)	03/20/2018	BOA		$5,200	$121
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		3,600	86
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		200	5
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		2,900	678
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	33
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		$7,000	(61)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		9,500	(83)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		700	24
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		800	19
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		500	7
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		700	16
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		700	63
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR		2,200	36
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		1,900	61
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	MLP		2,100	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	UBS		2,700	150
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		2,200	62
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		2,200	207
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		3,000	(1)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		1,500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		5,000	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,700	1
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,500	(119)
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		800	55
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		600	1
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		700	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,300	48
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,000	29
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,500	64
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY		3,100	75
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		$500	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		8,400	14
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	CITI		1,600	18
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,300	82
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	CSFB		$2,300	118
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%		12/20/2008	MLP		6,300	(293)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		2,100	(129)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC		5,800	(316)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		300	(15)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,400	(337)
Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(0.640%	)	03/20/2017	BCLY		3,300	250
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2012	HSBC		6,600	42
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		99,700	(371)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		17,900	72
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		5,000	27
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	MLP		3,700	693
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		2,100	4
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,000	61
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		100	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		5,800	(36)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,800	86
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$700	20
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		7,400	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY		1,000	48
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		2,000	97
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		2,900	158
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,500	42
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,500	96
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		$2,100	18
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	MLP		2,700	19
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		500	53

								$2,280

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH	$9,100	$(19)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	9,100	476
Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	MLP	23,400	(2,165)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB	600	(55)

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		$1,600	$(142)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		1,200	(52)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		1,700	(35)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,100	(54)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		1,984	(35)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		9,920	(175)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,900	196
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		58,300	3,933
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		16,400	1,091
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		4,900	330
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		10,600	713
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		80,200	2,680
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		37,200	2,233
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		100,000	3,770
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	DUB		7,800	428
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		191,500	8,413
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		14,500	83
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	13,100	1,500
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		4,400	507
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,600	184
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		4,400	498
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$2,900	176
Home Equity Index AAA Rating 2006-1	Sell	0.180%		07/25/2045	GSC		200	1

								$24,480

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount upto the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	117,500	$(1,069)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		85,920	(769)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		17,400	(63)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		26,500	(83)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		79,300	(29)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		79,500	367
Pay	3-Month Canadian Bank Bill	5.000%	06/15/2015	MLP	CAD	3,000	210
Pay	3-Month USD-LIBOR	5.000%	12/17/2009	DUB		$51,300	1,178
Pay	3-Month USD-LIBOR	3.000%	06/18/2010	BCLY		786,500	7,790
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		32,400	(158)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		171,900	2,894
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		167,700	6,150
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		27,500	769
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		156,900	(6,680)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		118,000	(1,433)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		56,400	(2,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		38,200	(212)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		134,500	(3,208)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		4,800	(50)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		60,400	(194)
Receive	3-Month USD-LIBOR	5.000%	06/20/2022	BOA		13,000	(1,381)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		8,000	14
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,400	(449)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		2,000	(301)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(57)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		113,500	(8,364)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		11,700	(1,012)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		59,300	(4,090)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,000	58
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		15,000	165
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		17,300	125
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,700	(123)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,300	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		8,300	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		3,300	(84)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,100	(149)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,000	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		18,700	(304)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	123,400	(602)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		94,000	(514)

72	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	6.000%	12/15/2010	CITI	AUD	60,000	$(2,841)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		349,600	3,457
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	CITI		36,400	105
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		106,000	319
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		21,400	85
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		27,900	(1,033)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		26,600	(997)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		2,000	2
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	DUB		40,200	61
Receive	6-Month Australian Bank Bill	6.000%	12/15/2015	CITI		34,200	3,009
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		15,800	984
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		15,300	963
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CSFB		6,500	59
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		22,000	226
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		78,200	672
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,100	(212)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		37,900	(531)
Pay	6-Month EUR-LIBOR	4.473%	06/12/2009	GSC	EUR	56,200	(174)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC		1,400	(3)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	270
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	1,671
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		90,000	557
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	953
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(13)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		400	(22)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		46,700	(2,635)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		200	(11)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		500	(30)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(547)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		13,500	176
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		174,000	(2,369)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		17,100	114
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		147,300	(2,615)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		74,500	(409)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		46,100	15
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		110,500	(862)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		33,300	(193)
Receive	6-Month EUR-LIBOR	4.000%	06/16/2014	CITI		1,120	53
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		16,300	220
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		88,700	1,898
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		109,800	2,146
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		7,400	212
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		58,500	3,070
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	8
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		53,400	821
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		6,000	(267)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		8,900	(931)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		20,300	(2,074)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	1,336
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	590
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	33,200	(195)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		33,200	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		25,000	197
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		93,200	1,810
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	6.000%	09/17/2009	RBS		19,000	310
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		72,000	594
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		50,000	505
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		37,650	2,610
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		86,000	(434)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		9,800	384
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		15,500	614
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,300	1,541
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		35,000	1,413
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	1,635
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		10,000	422
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		26,300	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		34,000	(46)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		6,000	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	26
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		16,000	85
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(213)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	40

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS	GBP	14,200	$625
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	50
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		13,100	515
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		6,500	56
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		11,700	436
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(913)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	DUB		1,000	(78)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	250,000	1
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	BCLY		9,160,000	149
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC		10,200,000	(2,053)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		8,100,000	881
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,960,000	1,662
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		18,880,000	2,100
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		7,090,000	1,370
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		3,200,000	670
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		3,200,000	(1,727)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		5,530,000	(1,536)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		1,080,000	(349)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		1,350,000	(971)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		9,940,000	(7,285)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		1,420,000	(862)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(2,945)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(573)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	122,500	(4,221)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		90,000	(2,870)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(217)

							$(15,729)

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	3,033	$55	$47
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	477	9	7
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	9,524	173	74
Call - CBOT U.S. Treasury 5-Year Note June Futures	138.000	05/23/2008	602	6	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	4,130	75	65
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	259	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	32	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	152.000	05/23/2008	969	17	15
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	200	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	162	1	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	506	5	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	5,407	98	84
Put - CBOT U.S. Treasury 10-Year Note June Futures	95.000	05/23/2008	1,226	22	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	672	12	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	12	0	0

				$ 490	$ 354

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$1,604
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,300	81	139
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,884
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	3,297
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	4,676
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	5,825
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	10,739
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	10,657
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,660
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	2,381

								$16,664	$42,862

74	PIMCO Funds	See Accompanying Notes

March 31, 2008

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.200	04/09/2008	EUR	580,000	$40	$1
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	929
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	159
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	735
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	137
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$11,300	300	20
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	1,907
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	153
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	15,420
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	120
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	559

						$6,252	$20,140

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Australia Government Bond 5.250% due 03/15/2019	AUD	5.250	05/28/2008	AUD	41,600	$29	$57
Call - OTC Fannie Mae 5.000% due 06/01/2038		$106.000	06/05/2008		$50,000	6	0
Call - OTC Fannie Mae 5.500% due 05/01/2038		106.000	05/06/2008		49,300	6	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.906	06/27/2008		80,700	12	1
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		121.719	06/27/2008		58,500	7	0
Call - OTC U.S. Treasury Notes 4.875% due 08/15/2016		136.500	07/11/2008		100,000	12	0
Put - OTC Fannie Mae 5.000% due 06/01/2038		81.000	06/05/2008		97,000	11	28
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		171,800	20	123
Put - OTC Fannie Mae 6.000% due 04/01/2038		91.000	04/07/2008		83,000	10	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		30,000	3	0
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		24,000	3	18
Put - OTC Freddie Mac 5.500% due 04/01/2038		86.000	04/07/2008		15,500	2	0
Put - OTC Republic of Germany Government Bond 3.750% due 01/04/2015	EUR	91.000	05/23/2008	EUR	39,000	6	0
Put - OTC Spain Government Bond 4.400% due 01/31/2015		91.000	05/23/2008		42,000	6	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028		$78.000	05/09/2008		$20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		85.500	04/24/2008		16,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		94.000	04/24/2008		7,000	1	0

						$143	$227

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,376	$1,051	$1,226
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	860	642	605
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	176	184	324
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	350	317	295
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	312	200	224
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	365	244	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	385	295	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	419	298	164
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	400	305	212
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	264	206	186
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	178	204	25
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	330	313	175

				$4,259	$3,466

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	38,000	$575	$454
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	1,363
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Pay	4.750%	06/18/2008	GBP	15,200	484	287
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$3,600	79	139
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,351
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	2,322
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	3,358
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	4,786
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		225,700	629	198

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$108,900	$992	$7,286
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	340,700	8,173	11,724
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	17,000	471	1,255
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	27,200	790	1,800

							$17,826	$36,323

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	50,600	$387	$111
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$21,100	156	69
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		2,500	20	138
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	24
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	112

						$689	$454

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$64,000	$315	$509

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	03/26/2008	$1,270	$1,371	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,336	4,492	0.14%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	3,967	3,635	0.11%

				$9,573	$9,498	0.29%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$44,000	$45,259	$47,700
Fannie Mae	5.000%	05/11/2017	19,000	19,929	20,036
Fannie Mae	5.000%	04/01/2038	165,000	158,803	163,324
Fannie Mae	5.500%	03/01/2038	10,200	10,055	10,077
Fannie Mae	5.500%	04/01/2038	280,800	282,896	283,476
Fannie Mae	5.500%	05/01/2038	41,000	40,668	40,520
Fannie Mae	6.000%	04/01/2038	21,000	21,099	21,515
Fannie Mae	6.500%	03/01/2038	3,500	3,589	3,585
Freddie Mac	5.125%	11/17/2017	17,600	18,092	18,835
Freddie Mac	5.500%	08/23/2017	37,000	40,077	41,269
Freddie Mac	6.000%	04/01/2038	25,800	25,909	26,457
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,351	2,365
U.S. Treasury Notes	2.750%	02/28/2013	66,200	66,599	67,657
U.S. Treasury Notes	3.000%	02/15/2009	100	102	102
U.S. Treasury Notes	3.250%	12/31/2009	80,700	82,958	83,772
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,717	6,037
U.S. Treasury Notes	4.250%	08/15/2013	58,500	63,177	64,300
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,906	65,353
U.S. Treasury Notes	4.250%	11/15/2014	2,000	2,166	2,228
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,560	2,610
U.S. Treasury Notes	4.500%	02/15/2016	48,000	51,974	53,230
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,532
U.S. Treasury Notes	4.625%	11/15/2016	65,600	72,132	73,895
U.S. Treasury Notes	4.625%	02/15/2017	42,400	44,884	46,844
U.S. Treasury Notes	4.875%	08/15/2016	239,100	265,841	270,624
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,322	13,722

				$1,419,154	$1,446,065

(2)	Market value includes $8,991 of interest payable on short sales.

76	PIMCO Funds	See Accompanying Notes

March 31, 2008

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	20,566	04/2008	$0	$(115)	$(115)
Buy	BRL	158,998	07/2008	3,354	0	3,354
Sell		112,857	07/2008	824	(646)	178
Buy		40,258	12/2008	417	0	417
Sell		39,918	12/2008	439	(84)	355
Buy	CAD	377	04/2008	0	(13)	(13)
Sell		40,929	04/2008	1,241	0	1,241
Buy	CLP	479,200	12/2008	91	0	91
Buy	CNY	161,466	04/2008	774	0	774
Sell		161,466	04/2008	0	(475)	(475)
Buy		218,904	07/2008	2,021	0	2,021
Sell		218,904	07/2008	0	(1,863)	(1,863)
Sell	DKK	23,088	06/2008	0	(179)	(179)
Buy	EUR	748,862	04/2008	14,350	(1)	14,349
Sell		3,880	04/2008	0	(1)	(1)
Buy	GBP	73,526	04/2008	382	(9)	373
Sell		4,075	04/2008	148	0	148
Buy	INR	622,790	05/2008	286	0	286
Buy		260,245	08/2008	0	(127)	(127)
Buy	JPY	123,215	04/2008	7	0	7
Sell		102,476,000	04/2008	0	(52,156)	(52,156)
Buy		173,857,275	05/2008	42,958	(526)	42,432
Sell		102,476,000	05/2008	3,350	0	3,350
Buy	KRW	21,102,537	05/2008	0	(1,540)	(1,540)
Sell		8,940,359	05/2008	753	0	753
Buy		9,830,645	08/2008	0	(693)	(693)
Sell		6,199,828	08/2008	264	0	264
Buy	MXN	12,202	07/2008	30	0	30
Sell		10,246	07/2008	0	(30)	(30)
Buy	MYR	184,266	05/2008	3,351	0	3,351
Buy	PHP	242,258	05/2008	0	(231)	(231)
Buy	PLN	390	07/2008	32	0	32
Buy	RUB	332,538	07/2008	894	0	894
Buy		173,136	11/2008	262	0	262
Sell		41,042	11/2008	0	(43)	(43)
Buy	SEK	144,630	06/2008	880	0	880
Buy	SGD	1,986	05/2008	64	0	64
Buy		12,164	08/2008	308	0	308
Sell		8,391	08/2008	0	(64)	(64)
Buy		10,763	11/2008	210	0	210
Buy	TWD	93,504	09/2008	50	0	50
Buy	ZAR	8,983	07/2008	0	(114)	(114)

				$77,740	$(58,910)	$18,830

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%

Mizuho Finance Aruba AEC
2.560% due 05/29/2049	JPY	500,000	$5,039

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	2,038

Total Aruba (Cost $6,115)			7,077

AUSTRALIA 1.5%

National Australia Bank Ltd.
2.769% due 06/19/2017		$500	467
2.926% due 06/29/2016		5,600	5,251

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,969

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	26,815

Seven Media Group
9.392% due 02/07/2013		1,524	1,288
9.402% due 02/07/2013		6,095	5,153
9.835% due 02/07/2013		191	161

Total Australia (Cost $40,847)			42,104

AUSTRIA 0.8%

Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	20,988

Total Austria (Cost $13,683)			20,988

BELGIUM 0.3%

Belgium Government Bond
7.500% due 07/29/2008	EUR	6,100	9,732

Total Belgium (Cost $5,564)			9,732

CANADA 2.7%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	50,297

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,315

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,625

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,981
5.750% due 12/01/2036		2,600	2,914

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,099

Total Canada (Cost $73,996)			74,231

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.820% due 11/26/2010		$1,650	1,685

Green Valley Ltd.
8.376% due 01/10/2011	EUR	2,400	3,819

Longpoint Re Ltd.
8.050% due 05/08/2010		$2,900	2,940

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	4,012
1.466% due 12/31/2049		300,000	3,042

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$4,300	4,285

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	$8,735

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,695

Mystic Re Ltd.
9.390% due 12/05/2008		$750	744

Pylon Ltd.
8.517% due 12/29/2008	EUR	1,350	2,142

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		6,300	6,420

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	5,833	58

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,734

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,913

Total Cayman Islands (Cost $55,800)			54,220

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	804	176

Nykredit Realkredit A/S
4.000% due 01/01/2010		2,000	420
5.000% due 10/01/2038		11,997	2,393
6.000% due 10/01/2029		1,410	308

Realkredit Danmark A/S
5.000% due 10/01/2038		98,079	19,596

Total Denmark (Cost $19,590)			22,893

FRANCE 8.3%

AXA S.A.
3.750% due 01/01/2017	EUR	828	1,648

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,728

Credit Agricole S.A.
3.090% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	4,967

France Government Bond
4.000% due 04/25/2009	EUR	5,185	8,203
4.000% due 10/25/2009		30,070	47,686
4.000% due 04/25/2014		38,275	60,964
4.000% due 10/25/2014		11,200	17,802
4.000% due 10/25/2038		4,000	5,644
4.000% due 04/25/2055		600	836
4.750% due 04/25/2035		1,000	1,602
5.250% due 04/25/2008		26,800	42,333
5.750% due 10/25/2032		11,800	21,560
6.000% due 10/25/2025		3,400	6,314

Total France (Cost $227,602)			230,990

GERMANY 12.8%

Deutsche Bank AG
5.375% due 10/12/2012		$6,200	6,489
6.000% due 09/01/2017		5,700	5,949

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,258

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Republic of Germany
3.750% due 01/04/2017	EUR	11,300	$17,627
4.000% due 01/04/2037		3,900	5,627
4.750% due 07/04/2034		4,300	6,981
5.000% due 07/04/2011		100	165
5.375% due 01/04/2010		4,100	6,664
5.500% due 01/04/2031		23,150	41,297
5.625% due 01/04/2028		26,770	48,233
6.250% due 01/04/2024		7,600	14,512
6.250% due 01/04/2030		5,512	10,688
6.500% due 07/04/2027		95,560	189,172

Total Germany (Cost $345,744)			355,662

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$3,700	2,801

Landsbanki Islands HF
3.792% due 08/25/2009		2,400	2,177

Total Iceland (Cost $6,120)			4,978

IRELAND 0.8%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Celtic Residential Irish Mortgage Securitisation
4.535% due 06/13/2035		1,349	2,066

Emerald Mortgages PLC
4.569% due 04/15/2028		1,106	1,745
4.569% due 02/15/2035		332	506

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,301	6,098

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	4,661	7,234

Total Ireland (Cost $19,689)			21,873

ITALY 0.3%

Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,593
5.500% due 11/01/2010		1,700	2,794

Total Italy (Cost $7,815)			8,387

JAPAN 28.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,504

Japan Government Bond
1.100% due 09/20/2012	JPY	5,920,000	60,431
1.500% due 03/20/2011		4,130,000	42,465
1.500% due 03/20/2014		6,760,000	70,617
1.600% due 06/20/2014		2,540,000	26,701
1.800% due 06/20/2017		10,700,000	113,064
2.300% due 06/20/2035		7,380,000	73,196
2.400% due 03/20/2034		2,470,000	25,108
2.500% due 09/20/2035		4,570,000	47,223
2.500% due 06/20/2036		4,490,000	46,214
2.500% due 09/20/2036		4,840,000	49,789
2.500% due 09/20/2037		40,000	411

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,087,560	10,718
1.000% due 06/10/2016		3,491,140	34,722

78	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 12/10/2016	JPY	6,092,160	$61,051
1.200% due 03/10/2017		50,250	507
1.200% due 06/10/2017		10,211,100	102,494
1.200% due 12/10/2017		120,240	1,205

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,745

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	400,000	4,020
1.850% due 09/29/2049		100,000	1,006
1.880% due 12/01/2049		600,000	6,065
5.625% due 07/29/2049		$1,300	1,102

Total Japan (Cost $704,165)			790,800

JERSEY, CHANNEL ISLANDS 0.3%

Haus Ltd.
4.512% due 12/10/2037	EUR	1,825	2,852

Lloyds TSB Capital
7.375% due 12/29/2049		500	796

UBS Capital Ltd.
7.152% due 12/29/2049		4,100	5,711

Total Jersey, Channel Islands (Cost $8,237)			9,359

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,737

Total Liberia (Cost $1,764)			1,737

LUXEMBOURG 0.0%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$900	899

Total Luxembourg (Cost $900)			899

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,967

Total Mexico (Cost $3,200)			2,967

NETHERLANDS 0.8%

Delphinus BV
4.568% due 04/25/2093	EUR	1,500	2,336

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,286

Dutch Mortgage Portfolio Loans BV
4.608% due 11/20/2035	EUR	936	1,416

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079		2,432	3,755

Generali Finance BV
5.479% due 02/28/2049		2,300	3,157

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		589	918

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,940

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$4,400	4,405

Total Netherlands (Cost $19,701)			22,213

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	$2,012

Total Netherlands Antilles (Cost $1,703)			2,012

NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,105

Total New Zealand (Cost $1,232)			2,105

RUSSIA 0.3%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	993

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$4,733	4,726

VTB Capital S.A.
6.875% due 12/11/2008		1,400	1,420

Total Russia (Cost $6,973)			7,139

SPAIN 1.1%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,050

Spain Government Bond
4.200% due 07/30/2013	EUR	2,200	3,529
4.200% due 01/31/2037		2,300	3,325
5.350% due 10/31/2011		11,100	18,381

Total Spain (Cost $23,649)			31,285

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	1,074

Total Supranational (Cost $1,057)			1,074

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$6,000	6,149

Total Switzerland (Cost $5,993)			6,149

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,200

Total Tunisia (Cost $5,565)			6,200

UNITED KINGDOM 7.3%

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,214
7.434% due 09/29/2049		3,300	2,989

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	1,570	2,466

HBOS PLC
5.920% due 09/29/2049		$14,000	10,317

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,034

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	$6,072

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,396

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,556
4.750% due 06/07/2010		26,860	54,257
5.000% due 03/07/2012		12,830	26,487
8.000% due 09/27/2013		14,100	33,438

Total United Kingdom (Cost $201,051)			203,023

UNITED STATES 78.3%

ASSET-BACKED SECURITIES 1.0%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032		$9	8

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		221	211

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		100	86
2.999% due 10/27/2032		166	155

Citicorp Residential Mortgage Securities, Inc.
2.689% due 03/25/2037		7,611	7,285

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047		9,828	9,319

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		89	80

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		16	16

Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031		400	396

Residential Asset Securities Corp.
3.099% due 07/25/2032		287	261

SLM Student Loan Trust
3.321% due 10/27/2014		3,880	3,862
3.800% due 12/15/2038		3,000	2,933

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		3,698	3,561

			28,173

BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
6.800% due 08/03/2012		18,408	15,311

Ford Motor Co.
5.800% due 12/15/2013		2,173	1,786

Georgia-Pacific Corp.
4.446% due 12/20/2012		376	349
4.740% due 12/20/2012		4,048	3,760
4.835% due 12/20/2012		476	442

HCA, Inc.
4.946% due 11/16/2013		4,752	4,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	80
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		200	178
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	267

NRG Energy, Inc.
4.196% due 02/01/2013		948	890

TXU Technology
6.596% due 10/10/2014		3,000	2,731

			30,518

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		$7,000	$6,954

CORPORATE BONDS & NOTES 14.8%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,448

American Express Co.
7.000% due 03/19/2018		13,900	14,629

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	6,562
5.850% due 01/16/2018		$6,400	6,297

Amgen, Inc.
3.170% due 11/28/2008		2,700	2,697

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,763

AT&T, Inc.
3.278% due 11/14/2008		500	500
5.500% due 02/01/2018		16,200	15,898
6.300% due 01/15/2038		11,100	10,771

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,027

Bank of America Corp.
3.155% due 11/06/2009		7,500	7,448
4.750% due 05/23/2017	EUR	12,700	18,843

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$12,000	12,021

BellSouth Corp.
5.200% due 09/15/2014		3,000	3,000

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,031

Charter One Bank N.A.
3.294% due 04/24/2009		13,550	13,472

CIT Group, Inc.
3.190% due 08/17/2009		7,800	6,555

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	18,382

Citigroup, Inc.
6.000% due 08/15/2017		7,000	6,919

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,703

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,522

CSX Corp.
6.750% due 03/15/2011		2,500	2,644

CVS Caremark Corp.
5.750% due 08/15/2011		900	943

Daimler Finance North America LLC
3.218% due 03/13/2009		6,600	6,520
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,500	1,534

EchoStar DBS Corp.
5.750% due 10/01/2008		410	409
6.375% due 10/01/2011		700	674

Exelon Corp.
6.750% due 05/01/2011		900	951

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		400	393
5.800% due 01/12/2009		600	572
6.625% due 06/16/2008		2,300	2,274

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,100	1,083

GATX Financial Corp.
5.125% due 04/15/2010		500	506

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.941% due 12/12/2008		$4,800	$4,810
4.625% due 09/15/2066	EUR	700	960
6.375% due 11/15/2067		$7,900	7,747

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,910

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 04/01/2011		$6,700	5,198
6.000% due 12/15/2011		4,300	3,219
6.750% due 12/01/2014		2,800	1,985
7.000% due 02/01/2012		3,200	2,437

Goldman Sachs Group, Inc.
3.049% due 03/22/2016		2,900	2,525
5.375% due 02/15/2013	EUR	2,000	3,039
6.250% due 09/01/2017		$700	706

HCP, Inc.
5.950% due 09/15/2011		1,000	971

Humana, Inc.
6.300% due 08/01/2018		1,800	1,794

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,859
5.400% due 02/15/2012		2,700	2,667

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		4,670	4,811

JPMorgan Chase & Co.
3.125% due 05/07/2010		8,900	8,790
6.000% due 01/15/2018		10,000	10,455

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	3,119
6.000% due 10/01/2017		$7,400	7,732

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,213

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,597

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,979
6.950% due 01/15/2038		9,000	8,860

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		6,800	6,622

Lennar Corp.
5.950% due 10/17/2011		900	765

Loews Corp.
5.250% due 03/15/2016		1,200	1,202

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		900	890

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,279

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,198

Masco Corp.
5.875% due 07/15/2012		1,000	1,009

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		3,800	3,723

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,205

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,407

Morgan Stanley
3.212% due 05/07/2009		6,400	6,295
4.738% due 10/15/2015		5,100	4,136
6.250% due 08/28/2017		1,300	1,296

NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

NiSource Finance Corp.
5.400% due 07/15/2014		$1,200	$1,188

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	996

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	6,936

Qwest Communications International, Inc.
6.565% due 02/15/2009		200	199

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,246

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,186

Reynolds American, Inc.
3.500% due 06/15/2011		800	752
6.750% due 06/15/2017		700	712

Ryder System, Inc.
3.500% due 03/15/2009		900	905

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,687

Southwest Airlines Co.
6.500% due 03/01/2012		500	517

Sprint Capital Corp.
8.750% due 03/15/2032		800	677

SUPERVALU, Inc.
7.500% due 11/15/2014		400	406

Time Warner, Inc.
3.300% due 11/13/2009		3,400	3,257

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,547

U.S. Bancorp
2.708% due 04/28/2009		8,200	8,155

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,881

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	14,436
6.875% due 02/15/2038		1,800	1,725

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	14,655

Viacom, Inc.
5.750% due 04/30/2011		6,100	6,171

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,580

Xerox Corp.
9.750% due 01/15/2009		2,600	2,702

			410,729

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		733	712

American Home Mortgage Assets Trust
5.246% due 11/25/2046		3,051	2,432

Banc of America Funding Corp.
6.142% due 01/20/2047		956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,621	4,250

BCAP LLC Trust
2.769% due 01/25/2037		11,662	8,228

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		15,729	15,044
4.409% due 05/25/2034		1,645	1,618
4.488% due 02/25/2034		178	166
4.550% due 08/25/2035		12,631	12,186
4.641% due 10/25/2033		976	934
4.641% due 05/25/2034		914	890

80	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,156	$4,241
5.808% due 11/25/2036	7,091	5,556
5.936% due 02/25/2036	9,036	6,685

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	6,100	6,012

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,222	4,196
4.900% due 10/25/2035	15,090	14,409
4.900% due 12/25/2035	718	684

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,381

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,939

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	1,075	942
6.000% due 01/25/2037	3,903	3,153

Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	62	46
4.800% due 11/25/2034	1,459	1,371
6.136% due 08/25/2034	428	383

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	822	764
4.938% due 12/15/2040	434	432
5.104% due 07/25/2033	164	158
5.638% due 05/25/2032	69	69

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,023	985
4.749% due 07/25/2033	212	211
5.370% due 08/25/2035	690	650

GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	3,300	3,321

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	2,926	2,878

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	396	328

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,998

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,184	1,114
4.539% due 09/25/2035	1,928	1,817

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	2,936	2,236
5.076% due 05/19/2033	1,585	1,536
5.137% due 07/19/2035	302	289

Impac CMB Trust
4.135% due 07/25/2033	171	161

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	384	350

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,433	2,174

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927
6.465% due 11/15/2035	10,100	10,380

JPMorgan Mortgage Trust
4.389% due 11/25/2033	994	946
5.023% due 02/25/2035	2,460	2,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$431	$430

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,342

MASTR Asset Securitization Trust
5.500% due 11/25/2017	756	745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,618
5.414% due 07/12/2046	7,200	7,079
5.957% due 08/12/2049	6,000	6,066

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	726	496
6.852% due 02/25/2033	580	580

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	472	381
4.250% due 10/25/2035	7,428	6,980

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606
6.500% due 03/25/2032	302	289

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	688	616
4.590% due 04/25/2034	924	874

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	1,619	1,227

WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046	1,521	971

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	1,104	892
2.909% due 01/25/2045	1,323	1,056
3.139% due 12/25/2027	4,150	3,770
4.208% due 06/25/2033	453	452
5.220% due 02/27/2034	1,254	1,193
5.718% due 05/25/2041	25	23

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	15,440	14,742
4.950% due 03/25/2036	11,581	11,040
5.773% due 04/25/2036	1,216	976

		237,059

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	9,742

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	4,031
5.000% due 06/01/2037	1,000	974
5.000% due 11/01/2037	700	682

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	830	659

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,101

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	1,061

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	829

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	$20	$23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,690

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	200

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	532

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	600	506

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	306
5.500% due 06/01/2017	600	622

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,511

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	122

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	8,300	3,206

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	5,919

		40,462

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
4.946% due 12/31/2049	640	6,672

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 48.7%

Fannie Mae
2.719% due 03/25/2034	$237	228
4.196% due 11/01/2034	8,737	8,823
4.933% due 12/01/2034	1,654	1,664
5.000% due 05/11/2017 - 04/01/2038	23,003	23,989
5.000% due 08/01/2035 - 03/01/2036 (e)	25,318	25,100
5.500% due 01/01/2023 - 04/01/2038	468,450	473,402
5.500% due 11/01/2028 - 09/01/2037 (e)	263,564	266,528
5.627% due 04/01/2032	141	144
5.825% due 01/01/2023	60	61
6.000% due 07/01/2034 - 07/01/2037 (e)	64,857	66,596
6.000% due 11/01/2034 - 07/25/2044	269,616	276,384
6.500% due 02/01/2026 - 04/01/2038	62,524	64,785
6.500% due 12/01/2028 - 07/01/2037 (e)	11,116	11,540
6.915% due 11/01/2022	18	19
6.950% due 08/01/2023	170	174
7.149% due 12/01/2030	25	25

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.048% due 02/15/2019	$16,989	$16,884
3.168% due 12/15/2030	967	946
4.361% due 09/01/2035	712	716
5.000% due 03/15/2016 - 08/15/2035	10,000	9,497
5.125% due 11/17/2017	16,000	17,218
5.500% due 08/23/2017 - 04/01/2038	52,000	55,156
5.722% due 10/25/2044	7,061	6,994
7.141% due 06/01/2022	287	294
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	272	272
5.625% due 07/20/2022 - 08/20/2027	638	643
6.000% due 08/20/2034	6,710	6,869
6.375% due 05/20/2022 - 05/20/2030	1,243	1,271

Small Business Administration
5.980% due 05/01/2022	4,924	5,219
6.344% due 08/01/2011	952	983
6.640% due 02/01/2011	384	399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$8,145	$9,278
5.980% due 04/01/2036	1,855	2,095

		1,354,200

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Bonds
8.125% due 05/15/2021	2,601	3,685

U.S. Treasury Notes
2.750% due 02/28/2013	57,000	58,028

		61,713

Total United States (Cost $2,182,417)		2,176,480

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 1.3%

Bank of America Corp.
2.920% due 08/26/2008	$26,600	26,303

UBS Finance Delaware LLC
2.940% due 06/06/2008	3,800	3,780
3.035% due 06/02/2008	5,700	5,673

		35,756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.6%

Deutsche Bank AG
1.200% due 04/01/2008	$73,200	$73,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $74,797. Repurchase proceeds are $73,202.)

U.S. TREASURY BILLS 2.7%
1.310% due 05/29/2008 - 06/12/2008 (a)(b)(c)(f)	74,996	74,656
Total Short-Term Instruments (Cost $183,753)		183,612

PURCHASED OPTIONS (h) 1.6%
(Cost $20,509)		43,925

Total Investments 156.2% (Cost $4,194,434)		$4,344,114

Written Options (i) (1.0%) (Premiums $19,581)		(29,227)

Other Assets and Liabilities (Net) (55.2%)		(1,533,895)

Net Assets (d) 100.0%		$2,780,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $48,010 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $4,164 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $7,012 and derivative instruments with an aggregate depreciation of ($9,478) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $372,889 at a weighted average interest rate of 4.516%. On March 31, 2008, securities valued at $369,718 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,660 and cash of $37,213 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	284	$466
90-Day Euribor June Futures	Long	06/2008	317	(189)
90-Day Euribor March Futures	Short	03/2009	143	91
90-Day Euribor March Futures	Short	03/2010	47	10
90-Day Euribor September Futures	Long	09/2008	74	(87)
90-Day Eurodollar December Futures	Long	12/2009	6,069	2,385
90-Day Eurodollar June Futures	Long	06/2008	9	55
90-Day Eurodollar June Futures	Short	06/2009	500	(142)
90-Day Eurodollar March Futures	Long	03/2010	535	105
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	1,470	953
Australia Government 10-Year Bond June Futures	Short	06/2008	385	(89)
Canada Government 10-Year Bond June Futures	Short	06/2008	68	(260)
Euro-Bobl June Futures	Short	06/2008	2,343	3,531
Euro-Bobl June Futures Call Options Strike @ EUR 119.000	Long	06/2008	791	0
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	358	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	931	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	3,288	(3,323)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	1,607	0
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	1,097	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	200	128
Euro-Schatz June Futures	Short	06/2008	2,991	2,515
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	1,601	0
Euro-Schatz June Futures Put Options Strike @ EUR 109.500	Long	06/2008	41	0
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	1,349	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,083	(15)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	4,067	(1,790)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,667	17,275

82	PIMCO Funds	See Accompanying Notes

March 31, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	802	$(539)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	839	(1,277)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	105	72
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	359	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	46	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	844	(173)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	215	(601)

				$19,082

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,400	$22
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$11,700	(51)
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	BCLY		2,600	36
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		2,100	38
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		2,000	84
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,100	46
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	4,300	153
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$6,500	(46)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		3,000	50
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		4,300	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		29,600	(29)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	MLP		15,600	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		19,900	23
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		8,100	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		21,700	50
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,500	92
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		3,800	81
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,800	39
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$1,500	79
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR		2,700	53
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		1,000	9
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		1,000	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,500	10
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.930%	)	06/20/2013	CITI		4,900	(11)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,200	20
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		1,100	20
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	BOA		900	23
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		11,700	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		6,300	(123)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		11,400	(202)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		3,000	(470)
GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	BEAR		500	6
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.320%		03/20/2013	RBS		12,500	33
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		500	128
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		3,200	828
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,500	(7)
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		6,700	1,774
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,300	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		700	(39)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	JPM		6,100	(305)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		4,800	(972)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		8,200	(22)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR		2,900	221
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		1,000	110
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.050%	)	09/20/2018	BCLY		1,800	144
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,900	5
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$2,900	175
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		2,700	159
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		1,600	123
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC		1,000	78
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		2,600	358
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	LEH		5,000	124
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		3,500	87
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	BOA		5,000	128
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		1,500	38

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	$33
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$2,400	257
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		7,700	(67)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		10,400	(90)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		900	30
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		1,150	27
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		900	21
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA		4,300	177
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		1,000	90
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	LEH		2,000	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	BOA		2,100	114
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		6,500	(45)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		10,600	(47)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	06/20/2013	RBS		700	0
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		1,900	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	RBS		2,600	234
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR		2,500	227
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		2,400	(2)
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		7,300	1
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		4,400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,400	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		800	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,200	(95)
National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	BCLY		4,300	78
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		1,150	79
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		800	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		600	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,500	52
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		1,000	9
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,100	30
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,600	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC		$1,200	33
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY	EUR	3,000	72
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		$1,700	103
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	BCLY		1,900	(195)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		1,200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		6,200	10
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	DUB		900	3
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,900	120
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		$4,600	(211)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		1,900	(117)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		1,300	(65)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		3,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,600	(385)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	DUB		500	24
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		31,000	(115)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		51,700	(192)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		11,200	45
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		8,400	46
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		1,600	3
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,400	86
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		700	(4)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,900	91
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$1,000	29
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		2,400	4
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		3,300	4
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	RBS		5,000	230
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		1,100	60
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,600	45
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,600	102
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		$2,800	22

								$4,187

84	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$8,200	$(17)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		8,200	429
Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	MLP		600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		22,900	(2,029)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		3,000	(129)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		2,400	(49)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,200	(55)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		2,976	(53)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		15,872	(281)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,400	162
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		43,700	2,948
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		9,300	619
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		15,000	1,010
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		12,000	807
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		341,100	11,399
Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	LEH		20,900	(91)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BCLY		14,500	710
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		38,400	2,305
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		76,600	3,465
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	JPM		68,900	3,824
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		12,100	69
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	11,300	1,297
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		5,200	599
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		900	102
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,800	207
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		6,300	713

								$27,909

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	109,100	$(992)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		97,490	(877)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		3,500	(13)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		3,500	(11)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		78,000	361
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	2,700	(84)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2017	DUB		3,300	(286)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		3,700	(103)
Pay	3-Month Canadian Bank Bill	5.500%	06/15/2035	DUB		1,900	140
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BCLY		$105,000	1,158
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BOA		31,000	346
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		61,400	175
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		209,600	1,107
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		158,000	1,639
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	GSC		313,900	3,919
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		457,300	5,531
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		303,400	3,506
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		4,000	147
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		257,800	(10,976)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		16,700	(1,306)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		4,400	(413)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		8,200	(584)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		29,700	(2,243)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		24,500	(1,804)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		56,200	(4,813)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		9,900	(979)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MSC		21,700	(1,786)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		149,300	(13,926)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	UBS		15,500	(1,375)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		81,200	4,773
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		125,300	5,883
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		10,400	19
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,300	64
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		18,000	(2,741)
Receive	3-Month USD-LIBOR	5.000%	06/20/2037	BCLY		800	(146)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		15,700	(668)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		129,800	(9,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		34,100	(2,950)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		15,600	(809)

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	16,000	$97
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		19,000	206
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		20,500	152
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		7,100	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,600	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,100	(179)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		1,300	(33)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,500	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,300	(30)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		20,500	(333)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	70,250	(2,563)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		40,700	(1,454)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		174,900	(902)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		91,800	(502)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		287,500	2,818
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		113,900	342
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		57,900	231
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		9,800	(363)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		9,000	(337)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		20,500	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		39,700	2,771
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		27,400	1,966
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		5,600	349
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		5,200	327
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		100,400	851
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,000	(210)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		32,900	(461)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2009	BCLY	EUR	33,000	(277)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		71,600	434
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,240)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,000	93
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		97,700	614
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		2,300	(146)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		4,770	(265)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		700	(45)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		3,100	(174)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		85,200	(2,317)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(635)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		139,200	2,459
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		69,300	(1,113)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		46,100	2,679
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		29,500	1,715
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	DUB		20,100	557
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		87,300	2,421
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		71,800	(394)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		109,000	35
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		141,100	(1,100)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		20,300	273
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		91,330	325
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		16,900	477
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		13,620	33
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		9,400	189
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		37,050	1,871
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		66,750	3,116
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		20,600	1,082
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		8,400	(296)
Receive	6-Month EUR-LIBOR	4.435%	06/18/2034	DUB		6,900	769
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	DUB		6,600	(126)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	31
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		24,500	377
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		1,500	(64)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		14,400	(1,503)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		23,200	(2,370)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,000	270
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	627
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	10,000	(59)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		11,200	22
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		5,000	97
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	GSC		20,000	165
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		76,000	627
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		5,600	56
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		43,500	333
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		8,150	565
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		31,000	(156)

86	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI	GBP	2,800	$95
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	1,083
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	1,288
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	99
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		69,000	2,821
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		45,800	286
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		46,200	(29)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,000	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		800	7
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	5
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	27
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		36,300	695
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		19,300	210
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		6,600	308
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		10,400	409
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	(150)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	(283)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		6,900	749
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		4,300	488
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		21,900	817
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(1,088)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	200,000	1
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM		500,000	(66)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(258)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		7,570,000	294
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		5,740,000	624
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,000,000	1,390
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		13,390,000	1,490
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		10,680,000	2,063
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		5,440,000	1,138
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		4,800,000	(2,591)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		2,830,000	(790)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		3,490,000	(964)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		11,560,000	(3,210)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		2,500,000	4
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		4,840,000	(3,593)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,480,000	(3,108)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(859)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	160,500	(5,599)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		27,200	(997)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		41,900	(1,502)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		16,300	(520)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(75)

							$(27,574)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	1,527	$28	$24
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	6,802	123	53
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	6,034	110	94
Call - CBOT U.S. Treasury 10-Year Note June Futures	142.000	05/23/2008	104	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	176	3	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	156.000	05/23/2008	1,500	27	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	929	9	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	4,747	86	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	1,066	19	17
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	308	6	5
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	183	3	3
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	0

				$423	$318

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$1,135
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$30,100	292	503
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	2,223
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	4,505
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	6,122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	11,068
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	1,141

								$14,766	$26,697

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.367	05/19/2010	EUR	5,300	$254	$985
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	169
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	770
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	144
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$40,000	1,063	70
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,063	6,750
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	74
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	7,490
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	20
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	93

						$5,181	$16,565

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Republic of Germany 6.500% due 07/04/2027	EUR	102.000	05/22/2008	EUR	50,000	$8	$0
Call - OTC Fannie Mae 5.000% due 04/01/2038		$106.000	04/07/2008		$25,000	3	0
Call - OTC Fannie Mae 5.000% due 06/01/2038		105.313	06/05/2008		258,500	30	0
Call - OTC Fannie Mae 5.500% due 04/01/2038		104.875	04/07/2008		88,500	11	0
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010		103.250	06/20/2008		100,000	12	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.237	07/11/2008		73,500	9	28
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013		122.781	06/27/2008		37,400	4	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2014		125.375	06/20/2008		25,100	3	0
Call - OTC U.S. Treasury Notes 3.000% due 02/15/2009		101.699	07/11/2008		16,300	2	3
Call - OTC U.S. Treasury Notes 3.500% due 12/15/2009		105.094	06/27/2008		75,000	9	0
Call - OTC U.S. Treasury Notes 4.000% due 04/15/2010		107.031	07/11/2008		25,000	3	4
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		123.000	06/20/2008		54,000	4	0
Call - OTC U.S. Treasury Notes 4.625% due 07/31/2012		118.531	07/11/2008		15,000	2	0
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		66,300	8	47
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		35,000	4	0
Put - OTC Fannie Mae 6.000% due 05/01/2038		93.000	05/06/2008		28,000	3	16
Put - OTC Fannie Mae 6.000% due 06/01/2038		92.188	06/05/2008		87,000	10	207
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		36,925	4	27
Put - OTC Freddie Mac 5.500% due 06/01/2038		86.000	06/05/2008		19,000	2	13
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		81.000	05/28/2008		17,600	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		91.000	04/08/2008		18,600	4	0

						$139	$345

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,254	$954	$1,117
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	765	571	538
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	148	154	273
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	320	290	270
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	282	181	203
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	333	223	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	359	275	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	364	259	142
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	300	229	159
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	273	213	192
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	148	170	21
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	277	262	147

				$3,781	$3,090

88	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	39,300	$577	$959
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$13,100	286	506
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,631
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	3,218
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	5,006
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		168,400	474	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	12,175
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	842

								$14,816	$24,485

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	44,600	$349	$98
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$18,700	138	61
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		17,400	138	963
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	56
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	8
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	37

						$718	$1,223

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$54,000	$266	$429

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,378	$4,797	0.17%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$42,000	$43,202	$45,532
Fannie Mae	5.000%	05/11/2017	17,000	17,831	18,136
Fannie Mae	5.000%	04/01/2038	152,500	148,118	150,951
Fannie Mae	5.500%	04/01/2038	358,000	361,428	361,412
Freddie Mac	5.125%	11/17/2017	16,000	16,448	17,123
Freddie Mac	5.500%	08/23/2017	33,000	35,745	36,474
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	2.750%	02/28/2013	57,000	57,343	58,255
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,614	16,577
U.S. Treasury Notes	3.250%	12/31/2009	73,500	75,454	76,239
U.S. Treasury Notes	4.000%	04/15/2010	25,000	26,158	26,225
U.S. Treasury Notes	4.000%	02/15/2015	7,600	8,110	8,245
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,198	5,489
U.S. Treasury Notes	4.250%	08/15/2013	50,400	54,429	55,397
U.S. Treasury Notes	4.250%	11/15/2013	37,400	40,130	41,556
U.S. Treasury Notes	4.250%	11/15/2014	25,100	27,182	27,965
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,827	28,500
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,531
U.S. Treasury Notes	4.625%	11/15/2016	119,800	131,729	134,949
U.S. Treasury Notes	4.625%	02/15/2017	84,000	88,920	92,803
U.S. Treasury Notes	4.875%	08/15/2016	292,200	324,935	330,724
U.S. Treasury Notes	5.125%	05/15/2016	79,590	89,858	92,551

				$1,713,536	$1,742,982

(2)	Market value includes $12,844 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	37,777	04/2008	$0	$(212)	$(212)
Buy	BRL	118,221	07/2008	2,300	0	2,300
Sell		85,111	07/2008	619	(573)	46
Buy		48,642	12/2008	694	0	694
Sell		34,443	12/2008	375	(75)	300
Sell	CAD	28,991	04/2008	873	0	873
Buy	CLP	499,300	12/2008	95	0	95
Buy	CNY	132,545	04/2008	635	0	635
Sell		132,545	04/2008	0	(390)	(390)
Buy		205,361	07/2008	1,866	0	1,866
Sell		205,361	07/2008	0	(1,748)	(1,748)
Sell	DKK	114,960	06/2008	0	(890)	(890)
Buy	EUR	2,335	04/2008	0	(2)	(2)
Sell		169,834	04/2008	0	(3,232)	(3,232)
Buy	GBP	234	04/2008	0	(1)	(1)
Sell		72,006	04/2008	52	(367)	(315)
Sell	HKD	990	05/2008	0	0	0
Buy	INR	622,291	05/2008	285	0	285
Buy		28,658	08/2008	0	(16)	(16)
Sell	JPY	85,458,411	04/2008	0	(43,494)	(43,494)
Buy		24,444,028	05/2008	1,739	(1,108)	631
Sell		86,475,330	05/2008	2,812	0	2,812
Buy	KRW	25,356,787	05/2008	0	(1,851)	(1,851)
Sell		7,221,340	05/2008	608	0	608
Buy		5,362,966	08/2008	0	(283)	(283)
Sell		13,888,691	08/2008	592	0	592
Buy	MXN	12,004	07/2008	34	0	34
Sell		13,828	07/2008	0	(40)	(40)
Buy	MYR	160,499	05/2008	2,016	0	2,016
Sell	NZD	2,375	04/2008	35	0	35
Buy	PHP	210,992	05/2008	0	(202)	(202)
Buy	PLN	484	07/2008	39	0	39
Buy	RUB	31,606	07/2008	83	0	83
Buy		353,753	11/2008	519	0	519
Sell		8,346	11/2008	0	(9)	(9)
Buy	SGD	1,263	05/2008	30	0	30
Buy		2,734	08/2008	59	0	59
Buy		14,176	11/2008	276	0	276
Buy	TWD	166,214	09/2008	89	0	89

				$16,725	$(54,493)	$(37,768)

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$204

Total Australia (Cost $197)			204

BERMUDA 0.2%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (k)		$700	636

Total Bermuda (Cost $694)			636

CANADA 1.6%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	4,000	4,073

Rogers Wireless, Inc.
7.625% due 12/15/2011		300	323

Total Canada (Cost $4,348)			4,396

CAYMAN ISLANDS 0.8%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$700	698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	653

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	336

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		$500	509

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	384	4

Total Cayman Islands (Cost $2,399)			2,200

DENMARK 3.1%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	30	7

Nykredit Realkredit A/S
4.000% due 01/01/2010		18,400	3,868
6.000% due 10/01/2029		198	43

Realkredit Danmark A/S
4.000% due 01/01/2010		8,800	1,852
5.000% due 10/01/2038		12,212	2,441

Total Denmark (Cost $7,460)			8,211

FRANCE 7.6%

AXA S.A.
3.750% due 01/01/2017	EUR	50	99

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	403

Credit Agricole S.A.
3.140% due 05/28/2010		$900	901
6.637% due 05/29/2049		500	388

France Government Bond
4.000% due 04/25/2014	EUR	9,300	14,813
4.000% due 10/25/2014		700	1,113
4.750% due 04/25/2035		100	160
5.750% due 10/25/2032		1,300	2,375

Total France (Cost $20,313)			20,252

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY 13.3%

Deutsche Bank AG
5.375% due 10/12/2012		$500	$523

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	332

Republic of Germany
4.000% due 07/04/2016		2,900	4,611
4.000% due 01/04/2037		1,000	1,443
4.250% due 01/04/2014		3,800	6,175
4.750% due 07/04/2034		700	1,137
5.000% due 01/04/2012		100	165
5.500% due 01/04/2031		1,500	2,676
5.625% due 01/04/2028		4,740	8,540
6.250% due 01/04/2024		600	1,146
6.500% due 07/04/2027		4,340	8,591

Total Germany (Cost $34,097)			35,339

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$400	303

Kaupthing Bank HF
5.750% due 10/04/2011		200	160

Landsbanki Islands HF
3.792% due 08/25/2009		200	181

Total Iceland (Cost $801)			644

IRELAND 1.5%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Emerald Mortgages PLC
4.569% due 02/15/2035		41	63

Immeo Residential Finance PLC
4.766% due 12/15/2016		391	554

Lusitano Mortgages PLC
4.886% due 12/15/2035		106	164

Total Ireland (Cost $3,339)			3,994

ITALY 2.0%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	961
4.500% due 05/01/2009		1,280	2,033
5.500% due 11/01/2010		400	658

Siena Mortgages SpA
4.836% due 12/16/2038		1,097	1,673

Total Italy (Cost $4,755)			5,325

JAPAN 22.3%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	295

Japan Government Bond
1.100% due 09/20/2012	JPY	640,000	6,533
1.400% due 09/20/2011		270,000	2,775
1.500% due 03/20/2014		160,000	1,671
1.600% due 06/20/2014		460,000	4,836
2.300% due 06/20/2035		440,000	4,364
2.400% due 03/20/2034		180,000	1,830
2.500% due 09/20/2035		370,000	3,823
2.500% due 03/20/2036		20,000	206
2.500% due 06/20/2036		320,000	3,294
2.500% due 09/20/2036		760,000	7,818
2.500% due 09/20/2037		110,000	1,131

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	90,630	$893
1.000% due 06/10/2016		302,700	3,011
1.100% due 12/10/2016		370,740	3,715
1.188% due 02/28/2016		50,802	506
1.200% due 03/10/2017		100,500	1,013
1.200% due 06/10/2017		848,400	8,516
1.200% due 12/10/2017		160,320	1,607

Resona Bank Ltd.
5.850% due 09/29/2049		$500	416

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	100,000	1,005
5.625% due 07/29/2049		$100	85

Total Japan (Cost $53,828)			59,343

JERSEY, CHANNEL ISLANDS 0.4%

Haus Ltd.
4.512% due 12/10/2037	EUR	267	417

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	300	603

Total Jersey, Channel Islands (Cost $873)			1,020

LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $104)			102

NETHERLANDS 1.4%

Delphinus BV
4.568% due 04/25/2093	EUR	500	779
4.672% due 11/28/2031		298	463
4.934% due 06/25/2066		119	187

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$100	120

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079	EUR	811	1,252

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		84	131

Netherlands Government Bond
3.750% due 07/15/2014		200	315
5.000% due 07/15/2011		200	328

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$200	200

Total Netherlands (Cost $3,073)			3,775

RUSSIA 0.1%

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$71	71

VTB Capital S.A.
6.875% due 12/11/2008		200	203

Total Russia (Cost $271)			274

SOUTH KOREA 0.4%

Export-Import Bank of Korea
3.166% due 06/01/2009		$1,000	1,002

Total South Korea (Cost $1,000)			1,002

See Accompanying Notes	Annual Report	March 31, 2008	91

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 2.0%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,600	$1,445

Spain Government Bond
4.200% due 07/30/2013	EUR	400	641
5.150% due 07/30/2009		1,990	3,196

Total Spain (Cost $5,238)			5,282

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$500	512

Total Switzerland (Cost $499)			512

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	404

Total Tunisia (Cost $363)			404

UNITED KINGDOM 2.0%

Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,173
7.434% due 09/29/2049		600	544
8.250% due 02/28/2049	GBP	300	599

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	196	308

HBOS PLC
5.920% due 09/29/2049		$800	590

HSBC Holdings PLC
6.500% due 05/02/2036		900	873

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	93

XL Capital Europe PLC
6.500% due 01/15/2012		200	189

Total United Kingdom (Cost $5,179)			5,284

UNITED STATES 63.8%

ASSET-BACKED SECURITIES 3.7%

AFC Home Equity Loan Trust
3.309% due 12/22/2027		$15	11

American Express Credit Account Master Trust
2.818% due 03/15/2011		600	599

Amortizing Residential Collateral Trust
3.299% due 10/25/2031		11	11

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		9	8

BA Credit Card Trust
3.890% due 04/15/2013		1,500	1,485

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		8	7
3.049% due 03/25/2043		21	21

Capital Auto Receivables Asset Trust
3.518% due 09/15/2010		700	698

Chase Issuance Trust
3.609% due 05/16/2011 (a)		700	700

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		628	628

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Master Trust I
3.105% due 03/10/2011		$1,100	$1,093

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		10	9

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		43	42

Ford Credit Auto Owner Trust
3.418% due 07/15/2010		2,100	2,093
4.360% due 06/15/2010		700	705

GSAMP Trust
2.889% due 03/25/2034		103	100

MBNA Credit Card Master Note Trust
2.808% due 09/15/2011		600	595
4.900% due 07/15/2011		500	507

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033		44	41

Residential Asset Mortgage Products, Inc.
3.159% due 06/25/2032		10	10

Residential Asset Securities Corp.
3.099% due 07/25/2032		32	29

SLM Student Loan Trust
3.341% due 04/27/2015		43	43

Structured Asset Securities Corp.
2.999% due 05/25/2034		39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		134	134

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		293	282

			9,885

BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012		1,890	1,573

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		1,000	993

CORPORATE BONDS & NOTES 15.7%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	103

American Express Co.
7.000% due 03/19/2018		1,300	1,368

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	358
5.850% due 01/16/2018		$500	492

Amgen, Inc.
3.170% due 11/28/2008		500	500

AT&T, Inc.
6.300% due 01/15/2038		800	776

AutoZone, Inc.
5.875% due 10/15/2012		100	101

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	217

Bank of America Corp.
3.155% due 11/06/2009		500	497
4.750% due 05/23/2017	EUR	500	742
5.750% due 12/01/2017		$500	519

Bank of America N.A.
2.901% due 06/12/2009		1,000	995

Bear Stearns Cos., Inc.
6.400% due 10/02/2017		200	198
6.950% due 08/10/2012		700	701
7.250% due 02/01/2018		1,100	1,140

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BellSouth Corp.
4.240% due 04/26/2021		$1,300	$1,301
5.200% due 09/15/2014		200	200

Boston Scientific Corp.
6.000% due 06/15/2011		200	196
6.400% due 06/15/2016		300	281

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
3.294% due 04/24/2009		1,000	994

CIT Group, Inc.
3.190% due 08/17/2009		600	504

Citigroup Capital XXI
8.300% due 12/21/2057		300	296

Citigroup Funding, Inc.
2.599% due 04/23/2009		1,200	1,186

Citigroup, Inc.
6.000% due 08/15/2017		500	494

CNA Financial Corp.
6.000% due 08/15/2011		300	309

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		760	758

Consumers Energy Co.
5.000% due 02/15/2012		100	101

CVS Caremark Corp.
5.750% due 08/15/2011		200	210

Daimler Finance North America LLC
3.218% due 03/13/2009		500	494
5.750% due 09/08/2011		100	102

DR Horton, Inc.
6.000% due 04/15/2011		200	182

Ford Motor Credit Co. LLC
7.127% due 01/13/2012		500	370

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		100	98

General Electric Capital Corp.
2.941% due 12/12/2008		300	301
6.375% due 11/15/2067		500	490

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	850

GMAC LLC
3.749% due 09/23/2008		$200	189
4.315% due 05/15/2009		500	427
6.000% due 04/01/2011		500	388
6.750% due 12/01/2014		200	142

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	500	468
5.375% due 02/15/2013	EUR	200	304
6.250% due 09/01/2017		$1,500	1,513

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	210

HSBC Finance Corp.
2.669% due 06/19/2009		500	474

International Lease Finance Corp.
5.350% due 03/01/2012		200	197

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		100	103

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	185
6.000% due 01/15/2018		$900	941

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	250
6.000% due 10/01/2017		$1,300	1,358

92	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$300	$263

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	173

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		2,100	2,067

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		500	487

Masco Corp.
6.125% due 10/03/2016		200	177

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		100	98

Mizuho JGB Investment LLC
9.870% due 12/29/2049		700	702

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	302

Morgan Stanley
3.212% due 05/07/2009		500	492
4.401% due 10/18/2016		200	180

NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	515

Reynolds American, Inc.
3.500% due 06/15/2011		200	188

Sabre Holdings Corp.
7.350% due 08/01/2011		200	169

Sara Lee Corp.
6.250% due 09/15/2011		200	212

SB Treasury Co. LLC
9.400% due 12/29/2049		1,200	1,216

Sealed Air Corp.
5.625% due 07/15/2013		200	209

Sprint Nextel Corp.
6.000% due 12/01/2016		100	78

SUPERVALU, Inc.
7.500% due 11/15/2014		100	102

Target Corp.
7.000% due 01/15/2038		500	516

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	303

U.S. Bancorp
2.708% due 04/28/2009		600	597

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,100	1,585

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,600	1,533

Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	981
6.400% due 02/15/2038		1,100	1,075

Viacom, Inc.
5.750% due 04/30/2011		200	202

Virginia Electric and Power Co.
6.350% due 11/30/2037		500	513

Wal-Mart Stores, Inc.
2.700% due 06/16/2008		500	500

Wells Fargo & Co.
4.375% due 01/31/2013		500	498

Xerox Corp.
9.750% due 01/15/2009		200	208

			41,914

MORTGAGE-BACKED SECURITIES 6.6%

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		368	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037	$903	$637

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,351	1,292
4.409% due 05/25/2034	134	131
4.641% due 10/25/2033	78	75
4.641% due 05/25/2034	54	52

Bear Stearns Alt-A Trust
5.575% due 11/25/2035	413	328
5.808% due 11/25/2036	774	606
5.936% due 02/25/2036	628	464

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	500	493

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	547	463

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	227	216
4.748% due 08/25/2035	261	259

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	315

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	174	170
2.879% due 02/25/2037	433	341
5.250% due 06/25/2035	107	94

Countrywide Home Loan Mortgage Pass- Through Trust
2.979% due 09/25/2034	126	105
6.136% due 08/25/2034	27	24

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	129	120
6.500% due 04/25/2033	19	19

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	60	58
4.749% due 07/25/2033	28	28

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	495	495

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	244	240

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	317	293

GSR Mortgage Loan Trust
4.513% due 03/25/2033	72	68
4.539% due 09/25/2035	428	404
5.312% due 06/25/2034	120	113

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	159	121
5.076% due 05/19/2033	117	113

Impac CMB Trust
4.135% due 07/25/2033	29	27

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,358
5.429% due 12/12/2043	200	196
6.465% due 11/15/2035	600	617

JPMorgan Mortgage Trust
4.389% due 11/25/2033	62	59

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	100	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,100	1,061

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	91	62
6.852% due 02/25/2033	57	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	$49	$40
4.250% due 10/25/2035	372	349

Morgan Stanley Capital I
5.388% due 03/12/2044	500	498

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	865	706

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	20	19

Sequoia Mortgage Trust
2.886% due 07/20/2033	225	214

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	44	40
4.590% due 04/25/2034	112	106

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	194	147
2.819% due 05/25/2036	477	362
2.849% due 07/19/2034	51	45

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	344	327

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	794

WaMu Mortgage Alternative Pass- Through Certificates
5.266% due 07/25/2046	160	102

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	120	96
3.139% due 12/25/2027	395	359
4.208% due 06/25/2033	54	54
5.220% due 02/27/2034	113	107
5.718% due 05/25/2041	29	27

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	861	821
5.609% due 04/25/2036	382	370

		17,614

MUNICIPAL BONDS & NOTES 2.0%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,200	1,169

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	358

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	380

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,200	1,080

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	190

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	400	401

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	353

See Accompanying Notes	Annual Report	March 31, 2008	93

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$100	$6

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	81

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	477

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	600	600

		5,296

	SHARES
PREFERRED STOCKS 0.7%

DG Funding Trust
4.946% due 12/31/2049	172	1,793

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 34.1%

Fannie Mae
2.699% due 01/25/2021	$217	215
2.799% due 10/27/2037	1,000	947
2.849% due 06/25/2044	76	76
4.196% due 11/01/2034	529	535
4.933% due 12/01/2034	197	198
5.000% due 08/01/2035 (f)	1,183	1,173
5.000% due 04/01/2038	6,000	5,939
5.500% due 10/01/2016 - 04/01/2038	19,136	19,335
5.500% due 06/01/2033 - 09/01/2037 (f)	29,254	29,584
6.000% due 07/01/2036 - 09/01/2036 (f)	12,682	13,008
6.000% due 07/01/2037 - 07/25/2044	10,407	10,674
6.470% due 09/25/2012	1,000	1,137
6.500% due 04/01/2038	3,000	3,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
5.750% due 08/15/2011	$1,000	$1,097

Freddie Mac
5.722% due 10/25/2044	388	385

Ginnie Mae
3.418% due 02/16/2030	75	74
3.468% due 02/16/2030	73	73
5.125% due 11/20/2021 - 12/20/2026	43	43
5.625% due 07/20/2022 - 09/20/2026	100	101
6.000% due 08/20/2034	616	631
6.250% due 01/20/2030	33	33
6.375% due 05/20/2028 - 06/20/2030	129	132

Small Business Administration
6.640% due 02/01/2011	52	54

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,139
7.140% due 05/23/2012	1,000	1,147

		90,837

Total United States (Cost $169,877)		169,905

SHORT-TERM INSTRUMENTS 29.2%

COMMERCIAL PAPER 22.0%

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	$5,400	5,378

Federal Home Loan Bank
1.500% due 04/01/2008	27,300	27,300

Royal Bank of Scotland Group PLC
3.040% due 05/21/2008	6,600	6,572

UBS Finance Delaware LLC
3.020% due 04/30/2008	6,000	5,985
3.035% due 06/02/2008	900	896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano SpA
3.015% due 05/21/2008	$6,600	$6,572

Westpac Trust Securities NZ Ltd.
4.320% due 04/03/2008	5,800	5,799

		58,502

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	3,977	3,977

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,060. Repurchase proceeds are $3,977.)

U.S. TREASURY BILLS 5.7%
1.329% due 04/24/2008 - 07/24/2008 (b)(d)	15,150	15,096

Total Short-Term Instruments (Cost $77,602)		77,575

PURCHASED OPTIONS (i) 2.3%
(Cost $2,154)		6,090

Total Investments 154.7% (Cost $398,464)		$411,769

Written Options (j) (1.5%) (Premiums $1,967)		(4,003)

Other Assets and Liabilities (Net) (53.2%)		(141,599)

Net Assets (e) 100.0%		$266,167

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $3,730 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $2,645 and derivative instruments with an aggregate depreciation of ($601) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $46,369 at a weighted average interest rate of 4.391%. On March 31, 2008, securities valued at $43,508 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,329 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	7	$9
90-Day Euribor June Futures	Long	06/2008	36	(11)
90-Day Euribor June Futures	Short	06/2009	5	1
90-Day Euribor March Futures	Short	03/2009	59	(11)
90-Day Euribor September Futures	Long	09/2008	37	36
90-Day Euribor September Futures	Short	09/2009	67	0
90-Day Eurodollar December Futures	Long	12/2008	10	37
90-Day Eurodollar December Futures	Long	12/2009	369	235
90-Day Eurodollar June Futures	Short	06/2009	52	(15)
90-Day Eurodollar March Futures	Long	03/2009	12	43
90-Day Eurodollar March Futures	Long	03/2010	52	10

94	PIMCO Funds	See Accompanying Notes

March 31, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2008	1	$4
90-Day Eurodollar September Futures	Long	09/2009	698	529
Australia Government 10-Year Bond June Futures	Short	06/2008	57	(13)
Canada Government 10-Year Bond June Futures	Short	06/2008	3	(12)
Euro-Bobl June Futures	Short	06/2008	295	517
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	375	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	241	(166)
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	179	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	20	13
Euro-Schatz June Futures	Long	06/2008	12	(12)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	245	(78)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	169	(67)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	487	1,440
U.S. Treasury 10-Year Note June Futures	Short	06/2008	27	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	37	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	31	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	37	10
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	63	(13)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	32	(131)

				$2,357

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$100	$2
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	200	3
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$900	(4)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		100	2
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		100	4
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	UBS		200	4
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	300	11
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$300	(2)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%	)	09/20/2017	BCLY		200	10
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM		800	(46)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		300	(16)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		200	3
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA		200	6
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011	MLP		200	12
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		300	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		3,600	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		2,000	2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		2,100	5
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		500	51
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		200	7
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB		200	0
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		100	2
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	JPM		200	4
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	200	4
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$100	5
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH		200	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		100	1
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	BEAR		100	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	BOA		400	7
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH		200	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		600	(11)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,000	(18)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		200	(33)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		200	51
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		200	52
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		100	0
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		500	132
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		200	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		500	(29)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		300	(61)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		400	32
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		600	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%	)	06/20/2013	BCLY		100	0
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		200	1

See Accompanying Notes	Annual Report	March 31, 2008	95

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	200	$1
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$200	12
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		400	55
International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	GSC		100	14
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		200	17
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		500	12
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		300	8
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		100	3
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		200	47
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	200	4
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$200	21
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		600	(5)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		800	(7)
Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%	)	06/20/2012	MSC		200	2
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		100	1
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%	)	12/20/2016	CSFB		200	22
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC		100	6
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%	)	06/20/2017	LEH		400	24
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%		06/20/2008	DUB		1,000	(7)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		600	(4)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		900	(4)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		100	0
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		200	19
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		900	0
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		200	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		300	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		600	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		300	(24)
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		100	0
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		100	6
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%		05/20/2012	GSC		400	(38)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		700	1
Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011	JPM		200	42
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		200	2
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	200	13
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	CSFB		$200	10
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		400	(18)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		100	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		500	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		100	(24)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%		03/20/2013	BCLY		2,500	(10)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		2,100	(8)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		1,700	9
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.065%	)	12/20/2016	BEAR		100	24
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		100	0
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		100	6
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		500	(3)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	200	10
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		$200	0
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		200	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		400	22
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%	)	06/20/2017	BCLY		100	6
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		200	2
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		200	21

								$434

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$700	$(1)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		700	33
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB		1,500	(134)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		400	(17)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		300	(6)
Dow Jones CDX N.A. HY8 Index	Sell	3.920%		06/20/2012	LEH		300	(6)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		300	20
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA		6,200	418
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		1,600	107

96	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	JPM		$700	$47
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		1,700	112
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		1,500	101
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		1,000	67
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		1,700	95
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	DUB		5,800	318
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		19,800	754
Dow Jones CDX N.A. IG8 Index	Sell	0.600%		06/20/2017	BCLY		3,300	(134)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		1,600	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC		500	2
Dow Jones iTraxx Europe 9SEN4 Index	Sell	1.750%		06/20/2018	DUB	EUR	200	2
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY		1,100	126
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		500	58
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		100	11
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		300	34

								$2,016

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,800	$(44)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		10,540	(93)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		4,800	(17)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		4,800	(15)
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	200	(6)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$3,900	24
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		35,100	171
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		26,600	307
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,700	41
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		20,200	(860)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		10,900	(132)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		2,800	(130)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		2,700	(201)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		1,000	(69)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		1,400	(137)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		2,400	(11)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		4,300	(27)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		4,600	9
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		300	(45)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		5,200	(168)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		2,900	(92)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		3,300	(140)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		1,400	(76)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	3,000	17
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		6,300	69
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,500	26
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		500	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		1,600	(26)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	6,900	(249)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		3,600	(132)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		15,000	(82)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		6,000	(33)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		41,300	408
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		17,000	57
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		1,400	(52)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		1,000	(38)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		3,900	270
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		2,300	168
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		800	50
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		600	38
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		3,900	40
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,700	31
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		4,500	(63)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	7,800	(32)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(13)

See Accompanying Notes	Annual Report	March 31, 2008	97

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM	EUR	500	$(28)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		100	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		300	(17)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		800	(48)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	109
Pay	6-Month EUR-LIBOR	5.000%	12/15/2011	LEH		1,700	45
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		6,500	180
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		2,100	15
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		3,800	1
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		15,400	(120)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		3,200	43
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	2
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		20,170	94
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		300	6
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		3,000	144
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		1,000	(35)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		400	1
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	1
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		2,100	32
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		1,600	(167)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,500	(153)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		1,400	40
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS	GBP	200	(2)
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		4,800	48
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		2,500	19
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,100	8
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		1,100	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		100	1
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		7,800	(95)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		1,900	132
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		2,100	(11)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		1,700	63
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		4,200	172
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		7,800	49
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,600	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		100	0
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		400	3
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		1,800	59
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		400	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		800	4
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		600	12
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		3,700	20
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		1,700	63
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	1
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,900	17
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		100	11
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		300	34
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2010	GSC	JPY	200,000	(35)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(34)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		710,000	28
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		400,000	44
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		1,790,000	153
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		920,000	102
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		550,000	106
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		400,000	84
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		500,000	(270)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		810,000	(225)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		50,000	(16)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(40)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		120,000	0
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		60,000	(43)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		680,000	(500)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		100,000	(61)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(188)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(36)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	8,700	(300)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		4,600	(142)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(28)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		3,000	(96)

							$(2,066)

98	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	181	$ 3	$ 3
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.250	05/23/2008	80	3	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	596	11	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	106	2	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	46	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	84	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	94	2	1

				$ 29	$ 20

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$57	$102
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		$18,700	186	626
Call - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	132
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	285
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	311
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	507
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	802
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		52,200	541	710
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	134
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	674

								$1,525	$4,283

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	2,400	$116	$430
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	80
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$1,700	45	3
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	287
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	135	10
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	977

						$591	$1,787

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Fannie Mae 5.000% due 06/01/2038		$105.313	06/05/2008		$25,000	$ 3	$ 0
Call - OTC Treasury Inflation Protected Securities 4.500% due 05/15/2017		128.000	05/06/2008		5,100	0	0
Put - OTC Fannie Mae 5.500% due 04/01/2038		86.000	04/07/2008		14,900	2	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		91.000	04/07/2008		4,000	1	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		26,000	3	0
Put - OTC Fannie Mae 6.500% due 04/01/2038		95.000	04/07/2008		3,800	0	0

						$ 9	$ 0

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	107	$81	$95
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	65	48	46
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	13	14	24
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	32	29	27
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	27	17	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	31	21	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	30	23	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	31	22	12
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	25	19	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	26	20	18
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	13	15	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	26	25	14

				$334	$273

See Accompanying Notes	Annual Report	March 31, 2008	99

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	2,800	$42	$33
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		3,500	52	85
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		$6,200	166	458
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	94
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	201
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	229
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		7,200	242	417
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		11,700	34	10
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	542
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		22,700	544	781
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	96
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	509

								$1,535	$3,455

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	3,900	$29	$9
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$1,700	12	5
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		4,000	32	221

						$73	$235

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$5,000	$25	$40

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$468	0.17%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	694	636	0.24%

				$1,146	$1,104	0.41%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$17,200	$16,453	$17,025
Fannie Mae	6.000%	04/01/2038	3,000	3,014	3,074
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,671	6,773
U.S. Treasury Notes	3.000%	02/15/2009	300	306	305
U.S. Treasury Notes	4.250%	08/15/2013	4,400	4,752	4,836
U.S. Treasury Notes	4.500%	05/15/2017	5,100	5,478	5,642
U.S. Treasury Notes	4.625%	11/15/2016	9,100	10,006	10,251
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,887	7,093

				$53,567	$54,999

(2)	Market value includes $534 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	217	04/2008	$1	$0	$1
Buy	BRL	12,271	07/2008	366	0	366
Sell		6,781	07/2008	52	(44)	8
Buy		1,401	12/2008	0	(2)	(2)
Sell		3,089	12/2008	34	(6)	28
Sell	CAD	997	04/2008	30	0	30
Buy	CLP	18,098	07/2008	5	0	5
Buy		8,300	12/2008	2	0	2
Buy	CNY	10,844	04/2008	52	0	52
Sell		10,844	04/2008	0	(32)	(32)
Buy		8,337	07/2008	72	0	72
Sell		8,337	07/2008	0	(71)	(71)

100	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	DKK	40,173	06/2008	$0	$(311)	$(311)
Buy	EUR	148	04/2008	0	0	0
Sell		17,388	04/2008	0	(329)	(329)
Buy	GBP	60	04/2008	0	0	0
Sell		4,071	04/2008	16	(19)	(3)
Buy	HKD	64	05/2008	0	0	0
Buy	HUF	273	07/2008	0	0	0
Buy	INR	51,694	05/2008	24	0	24
Buy	JPY	1,541,152	05/2008	18	(104)	(86)
Sell		5,249,610	05/2008	1	(1,119)	(1,118)
Buy	KRW	2,076,195	05/2008	0	(150)	(150)
Sell		588,230	05/2008	50	0	50
Buy		531,809	08/2008	0	(27)	(27)
Sell		1,125,385	08/2008	48	0	48
Buy	MXN	1,066	07/2008	2	0	2
Sell		934	07/2008	0	(3)	(3)
Buy	MYR	13,167	05/2008	167	0	167
Buy	PHP	19,768	05/2008	0	(19)	(19)
Buy	PLN	102	07/2008	8	0	8
Sell		80	07/2008	0	(3)	(3)
Buy	RUB	2,431	07/2008	6	0	6
Buy		46,748	11/2008	71	0	71
Sell		17,190	11/2008	0	(26)	(26)
Buy	SGD	128	05/2008	3	0	3
Buy		234	08/2008	5	0	5
Buy		1,192	11/2008	23	0	23
Buy	TWD	15,056	09/2008	8	0	8
Buy	ZAR	216	07/2008	0	(3)	(3)

				$1,064	$(2,268)	$(1,204)

See Accompanying Notes	Annual Report	March 31, 2008	101

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 171.3%

Fannie Mae
4.000% due 08/01/2018 - 03/01/2023	$25,000	$24,400
4.500% due 02/01/2020	6,434	6,414
5.000% due 01/01/2018 - 04/01/2038	14,895	14,817
5.000% due 01/01/2037 (f)	3,831	3,795
5.500% due 04/01/2023 - 04/01/2038	37,511	38,023
5.500% due 07/01/2034 - 03/01/2037 (f)	24,928	25,226
6.000% due 11/01/2028 - 04/01/2038	51,625	52,929
6.000% due 01/01/2036 - 08/01/2036 (f)	2,097	2,151
6.500% due 04/01/2038	500	516
6.797% due 03/01/2018	13	13
9.000% due 07/01/2018	9	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	107	106
5.000% due 12/01/2035 (f)	4,462	4,426
5.500% due 05/01/2037 - 01/01/2038	11,723	11,851
5.797% due 05/01/2019	11	11
6.000% due 11/01/2036 - 08/01/2037 (f)	35,376	36,317
6.000% due 09/01/2037	2,983	3,062
6.275% due 06/01/2030	16	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	31	6

Ginnie Mae
3.000% due 02/20/2034	5,611	5,567
3.018% due 01/16/2031 - 02/16/2032	3,350	3,329
3.068% due 08/16/2032	1,628	1,601
3.118% due 12/16/2026 - 08/16/2031	732	727
3.186% due 06/20/2030	7	7
3.218% due 06/16/2027	363	362
3.318% due 07/16/2028	140	140
3.368% due 04/16/2032	272	269
3.375% due 05/16/2027	70	69
3.468% due 05/16/2029	485	484
3.500% due 02/20/2026	2,035	2,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 08/20/2033 - 02/20/2035	$2,133	$2,072
5.000% due 09/15/2033 - 05/01/2038	65,469	65,314
5.125% due 12/20/2017 - 10/20/2030	14	14
5.500% due 04/15/2025 - 05/01/2038	103,567	105,557
5.500% due 04/15/2033 - 09/15/2033 (f)	61,966	63,362
5.625% due 07/20/2018 - 09/20/2035	5,332	5,368
5.750% due 01/20/2031 - 03/20/2032	364	367
6.000% due 06/15/2009 - 05/01/2038	159,969	165,183
6.250% due 02/20/2030	1,142	1,166
6.375% due 06/20/2021 - 05/20/2032	9,999	10,211
6.500% due 05/20/2016 - 04/01/2038	81,923	85,227
7.500% due 10/15/2022 - 06/15/2033	4,684	4,966

Small Business Administration
7.449% due 08/01/2010	30	31

Total U.S. Government Agencies (Cost $739,481)		747,574

MORTGAGE-BACKED SECURITIES 6.1%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	6,035
5.700% due 06/11/2050	4,000	3,942

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,722	2,586

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	12,200	12,022

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	68	62

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,802	1,739

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Total Mortgage-Backed Securities (Cost $25,934)		26,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	$19	$17

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	39	36

Citibank Omni Master Trust
3.699% due 12/23/2013	3,300	3,306

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,629	1,273

Home Equity Asset Trust
3.199% due 11/25/2032	3	2

Saxon Asset Securities Trust
3.119% due 08/25/2032	13	13

Structured Asset Securities Corp.
2.889% due 01/25/2033	86	78

Total Asset-Backed Securities (Cost $4,838)		4,755

SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 1.2%

Federal Home Loan Bank
1.500% due 04/01/2008	5,400	5,400

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	2,022	2,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,066. Repurchase proceeds are $2,022.)

U.S. TREASURY BILLS 1.7%
1.354% due 05/29/2008 - 06/12/2008 (b)(c)(d)	7,695	7,655

Total Short-Term Instruments (Cost $15,096)		15,077

Total Investments 181.9% (Cost $785,349)		$793,936

Other Assets and Liabilities (Net) (81.9%)		(357,478)

Net Assets (e) 100.0%		$436,458

Notes to Schedule of Investments:

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $5,967 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $1,498 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $44,985 at a weighted average interest rate of 4.584%. On March 31, 2008, securities valued at $109,247 were pledged as collateral for reverse repurchase agreements.

102	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	UBS	2,000	1,748
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	BEAR	2,000	(1,744)
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$2,853

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$2,500	$7
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	3,000	1,419
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	2,500	1,485
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	4,000	(1,425)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	2,500	(871)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	2,500	(1,513)

							$(898)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$5,150	$(93)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	3,800	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	24,500	(1,259)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $316	07/01/2011	LEH	8,000	(308)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	305

						$(1,502)

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.000%	12/01/2099	$25,000	$24,297	$24,383
Fannie Mae	5.000%	04/01/2038	18,100	17,653	17,916
Fannie Mae	5.500%	04/01/2038	71,000	70,861	71,677
Fannie Mae	6.000%	04/01/2038	30,000	30,188	30,736
Fannie Mae	6.500%	04/01/2038	500	513	517
Fannie Mae	6.500%	12/01/2099	500	515	517
Freddie Mac	6.000%	04/01/2038	43,300	43,483	44,403
Ginnie Mae	5.500%	04/01/2038	25,000	25,039	25,488
Ginnie Mae	6.500%	04/01/2038	20,000	20,831	20,790
U.S. Treasury Notes	4.500%	05/15/2017	3,378	3,637	3,739
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,404	1,448

				$238,421	$241,614

(2)	Market value includes $76 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	103

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.7%

AES Corp.
0.750% due 04/30/2010	$1,728	$1,642
7.320% due 04/30/2010	600	570
7.750% due 04/30/2010	3,672	3,502

Allison Transmission, Inc.
5.740% due 08/07/2014	1,779	1,568
5.750% due 08/07/2014	3,221	2,839

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	1,902	1,632
7.096% due 04/08/2014	1,693	1,448
7.142% due 04/08/2012	3,478	3,060
7.886% due 04/08/2014	186	159

Biomet, Inc.
7.857% due 03/25/2015	1,244	1,198

Centennial Communications Corp.
5.085% due 01/20/2011	216	207
6.830% due 02/09/2011	2,789	2,681

Community Health Systems, Inc.
4.000% due 07/02/2014	622	575
4.000% due 07/25/2014	96	88
5.335% due 07/25/2014	14,062	12,993

CSC Holdings, Inc.
4.750% due 03/30/2013	2,500	2,343

Daimler Finance North America LLC
6.800% due 08/03/2012	64,725	53,838

Delphi Corp.
6.250% due 07/01/2008	1,000	987
6.750% due 07/01/2008	11,000	10,827

Ferrellgas Partners LP
7.240% due 08/01/2010 (k)	26,000	25,482

First Data Corp.
5.349% due 09/24/2014	6,051	5,462
7.580% due 09/24/2014	446	403

Ford Motor Co.
5.800% due 12/15/2013	29,378	24,150

Georgia-Pacific Corp.
4.446% due 12/20/2012	228	210
4.740% due 12/20/2012	5,478	5,089
4.835% due 12/20/2012	292	271

HCA, Inc.
4.946% due 11/16/2013	20,528	18,910

Headwaters, Inc.
4.610% due 04/30/2011	1,791	1,638

HealthSouth Corp.
5.210% due 02/02/2013	25	23
5.500% due 03/10/2013	10,956	10,151

Hertz Corp.
2.599% due 12/21/2012	795	744
4.320% due 12/21/2012	237	222
4.390% due 12/21/2012	2,431	2,276
4.500% due 12/21/2012	1,727	1,617

Idearc, Inc.
4.700% due 11/17/2014	8,000	6,437

Ineos Group Holdings PLC
4.635% due 10/07/2012	12,136	10,639

Intelsat Bermuda Ltd.
5.611% due 02/01/2014	20,750	20,715

Las Vegas Sands Corp.
3.000% due 05/15/2014	335	297
4.450% due 05/23/2014	1,665	1,475

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	15,760	12,539

Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,228	3,120
6.250% due 10/02/2014	5,002	4,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Northwest Airlines, Inc.
4.870% due 08/22/2008	$4,455	$3,656

NRG Energy, Inc.
4.196% due 02/01/2013	2,726	2,558
4.346% due 02/01/2013	1,105	1,037
6.580% due 02/01/2013	668	627

NTL Investment
6.055% due 01/06/2013	1,832	1,620

Nuveen Investments, Inc.
5.654% due 11/01/2014	2,464	2,226
7.830% due 11/13/2014	3,628	3,278
7.858% due 11/01/2014	907	820

Nycomed
7.013% due 12/20/2014	4,432	3,432
7.873% due 12/20/2015	4,432	3,460

RH Donnelley Corp.
4.750% due 06/30/2011	1,500	1,396

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	10,509	9,853

SandRidge Energy, Inc.
8.354% due 04/01/2014	2,000	1,870
8.625% due 04/01/2015	59,100	58,435

Telesat Canada
8.370% due 10/31/2008	6,200	5,921
9.000% due 10/31/2008	8,200	7,831

Thompson Learning, Inc.
5.200% due 06/27/2014	28,556	24,630

Tribune Co.
5.542% due 05/30/2014	13,445	9,044
7.396% due 05/30/2009	10,337	9,297

TXU Technology
6.478% due 10/10/2014	1,030	938
6.596% due 10/10/2014	4,415	4,020
6.596% due 10/10/2014	6,542	5,957

Univision Communications, Inc.
5.375% due 09/15/2014	510	404
5.494% due 09/15/2014	17,852	14,126
6.250% due 09/15/2014	638	504

Verso Paper Holdings LLC and Verson Paper, Inc.
9.489% due 02/01/2013	2,200	1,967

VNU/Nielson Finance LLC
5.346% due 08/09/2013	5,431	4,915

Weather Investments II SARL
11.319% due 10/26/2014	3,000	2,980

West Corp.
7.000% due 10/24/2013	3,000	2,607

Wind Acquisition Finance S.A.
11.201% due 12/21/2011	7,387	7,338

Total Bank Loan Obligations (Cost $498,216)		455,608

CORPORATE BONDS & NOTES 70.2%

BANKING & FINANCE 17.6%

AES Ironwood LLC
8.857% due 11/30/2025	44,683	48,704

AES Red Oak LLC
8.540% due 11/30/2019	13,937	14,007

American Express Co.
7.000% due 03/19/2018	61,950	65,200

American General Finance Corp.
6.900% due 12/15/2017	8,200	8,033

American International Group, Inc.
5.850% due 01/16/2018	18,900	18,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America Corp.
8.000% due 12/29/2049	$106,025	$106,366

Barclays Bank PLC
6.050% due 12/04/2017	28,950	28,308
7.434% due 09/29/2049	5,100	4,620

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,001

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,636

Citigroup Capital XXI
8.300% due 12/21/2057	17,075	16,875

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,815

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	5,325	4,159
7.375% due 02/01/2011	6,950	5,804
7.800% due 06/01/2012	28,184	23,275
7.875% due 06/15/2010	3,725	3,251
8.000% due 12/15/2016	47,695	37,411
8.625% due 11/01/2010	1,550	1,352

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	8,070

General Electric Capital Corp.
5.875% due 01/14/2038	4,000	3,869

GMAC LLC
5.276% due 12/01/2014	500	335
6.000% due 04/01/2011	9,412	7,302
6.625% due 05/15/2012	11,850	8,975
6.750% due 12/01/2014	4,690	3,324
6.875% due 08/28/2012	23,890	18,177
7.250% due 03/02/2011	16,415	12,945
8.000% due 11/01/2031	19,010	13,653

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	13,050	12,956
6.750% due 10/01/2037	42,700	39,847

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	16,917

KRATON Polymers LLC
8.125% due 01/15/2014	21,795	18,199

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	4,175	4,066
6.750% due 12/28/2017	20,200	19,466

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	33,942	35,724
10.375% due 10/15/2017 (b)	38,250	39,876
11.625% due 10/15/2017	69,912	70,262

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	7,784

Morgan Stanley
5.950% due 12/28/2017	53,100	51,449

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,005

Petroleum Export Ltd. II
6.340% due 06/20/2011	13,554	13,922

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,184
7.000% due 05/01/2017	4,770	4,281

Prudential Financial, Inc.
5.150% due 01/15/2013	1,800	1,800

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,687

Residential Capital LLC
8.125% due 11/21/2008	16,600	11,537

104	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	$36,825	$31,774

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	23,200	20,950

SLM Corp.
3.491% due 07/26/2010	5,950	4,688
3.541% due 07/25/2008	10,575	10,395
5.000% due 04/15/2015	2,000	1,427
5.000% due 06/15/2018	1,000	641

Tenneco, Inc.
8.125% due 11/15/2015	12,875	12,843
8.625% due 11/15/2014	9,749	9,627
10.250% due 07/15/2013	4,287	4,566

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	7,981
7.500% due 07/18/2016	14,750	13,773

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,865
6.103% due 06/27/2012	7,000	6,988

UBS AG
5.875% due 12/20/2017	15,800	16,191

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	7,709

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,090

Universal City Florida Holding Co. I
7.989% due 05/01/2010	1,133	1,105
8.375% due 05/01/2010	7,900	7,782

Ventas Realty LP
6.750% due 04/01/2017	12,710	12,488
7.125% due 06/01/2015	9,475	9,451

Wachovia Corp.
7.980% due 02/28/2049	115,400	113,731

Washington Mutual, Inc.
8.250% due 04/01/2010	18,175	15,819

Wilmington Trust Co.
10.732% due 01/01/2013 (k)	4,960	5,598

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,934

		1,187,474

INDUSTRIALS 41.6%

Actuant Corp.
6.875% due 06/15/2017	14,100	13,994

Allied Waste North America, Inc.
7.250% due 03/15/2015	34,906	35,037

Allison Transmission, Inc.
11.000% due 11/01/2015	10,805	9,454
11.250% due 11/01/2015 (b)	8,700	7,352

American Stores Co.
8.000% due 06/01/2026	30,090	30,607

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	32,254
7.250% due 05/20/2015	19,670	19,473

ARAMARK Corp.
8.500% due 02/01/2015	48,480	48,844

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,474

ArvinMeritor, Inc.
8.125% due 09/15/2015	32,265	26,457
8.750% due 03/01/2012	21,235	19,536

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,365	1,880
8.875% due 09/15/2014	33,080	29,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bombardier, Inc.
8.000% due 11/15/2014	$3,280	$3,395

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	39,585	26,621

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,071

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,500	4,178

CanWest MediaWorks LP
9.250% due 08/01/2015	5,751	5,320

Cascades, Inc.
7.250% due 02/15/2013	22,210	19,711

CCO Holdings LLC
8.750% due 11/15/2013	74,801	64,329

Celestica, Inc.
7.625% due 07/01/2013	11,815	11,224
7.875% due 07/01/2011	42,609	42,076

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	8,732

Charter Communications Operating LLC
8.000% due 04/30/2012	1,200	1,107
8.375% due 04/30/2014	3,000	2,715

Chemtura Corp.
6.875% due 06/01/2016	19,420	17,381

Chesapeake Energy Corp.
6.875% due 01/15/2016	6,210	6,179
7.000% due 08/15/2014	6,305	6,352
7.500% due 06/15/2014	6,550	6,746

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	4,273

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,685

Community Health Systems, Inc.
8.875% due 07/15/2015	70,142	70,756

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	7,100	7,242
7.750% due 05/15/2017	9,455	9,644

Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	16,537	16,552
7.373% due 06/15/2017	1,048	948
7.566% due 09/15/2021	2,835	2,609

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,345	18,463

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,691
7.750% due 11/15/2015	20,045	20,696

CSC Holdings, Inc.
6.750% due 04/15/2012	12,425	12,052
7.625% due 04/01/2011	37,370	37,136
7.625% due 07/15/2018	28,650	26,286

DaVita, Inc.
7.250% due 03/15/2015	37,815	37,059

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,305

Dex Media West LLC
9.875% due 08/15/2013	15,786	13,773

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,860	8,923
7.500% due 06/01/2015	13,100	12,347
7.625% due 10/15/2026	3,985	3,397
7.750% due 06/01/2019	12,190	11,459
8.375% due 05/01/2016	2,315	2,303

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	20,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
7.000% due 10/01/2013	$3,550	$3,364
7.125% due 02/01/2016	68,185	63,923

El Paso Corp.
7.000% due 06/15/2017	39,780	41,127
7.420% due 02/15/2037	1,375	1,348
7.800% due 08/01/2031	29,497	30,440
8.050% due 10/15/2030	7,310	7,673

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	4,117
8.375% due 08/01/2066	10,625	10,360

Ferrellgas Partners LP
7.120% due 08/01/2008 (k)	11,000	11,164
8.750% due 06/15/2012	11,920	12,173
8.870% due 08/01/2009 (k)	7,300	7,798

First Data Corp.
9.875% due 09/24/2015	69,420	57,185

Ford Motor Co.
7.125% due 11/15/2025	8,722	5,800
7.500% due 08/01/2026	19,800	12,771
9.215% due 09/15/2021	1,225	971

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	12,325	13,034
8.375% due 04/01/2017	42,080	44,763

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	42,970	33,839
9.125% due 12/15/2014 (b)	12,075	8,875

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	26,550	27,678

General Motors Corp.
7.400% due 09/01/2025	600	405
7.700% due 04/15/2016	7,355	5,388
8.250% due 07/15/2023	26,630	18,774
8.800% due 03/01/2021	1,000	762

Georgia-Pacific LLC
7.000% due 01/15/2015	2,690	2,535
7.125% due 01/15/2017	12,800	11,904
7.250% due 06/01/2028	12,525	10,270
7.375% due 12/01/2025	33,410	27,897
7.700% due 06/15/2015	2,525	2,386
8.000% due 01/15/2024	58,820	52,056

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	21,738	23,097

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	26,394

HCA, Inc.
6.750% due 07/15/2013	10,393	9,250
7.190% due 11/15/2015	26,422	22,544
8.750% due 09/01/2010	2,853	2,867
9.000% due 12/15/2014	7,936	7,390
9.250% due 11/15/2016	134,875	140,270
9.625% due 11/15/2016 (b)	3,575	3,718

Health Management Associates, Inc.
6.125% due 04/15/2016	11,800	10,030

Herbst Gaming, Inc.
8.125% due 06/01/2012	3,970	744

Hertz Corp.
8.875% due 01/01/2014	56,911	54,208

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,031	32,889

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,382

Intelsat Corp.
9.000% due 08/15/2014	3,830	3,878
9.000% due 06/15/2016	950	962

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	22,200	22,478

See Accompanying Notes	Annual Report	March 31, 2008	105

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	$4,890	$4,951
8.625% due 01/15/2015	15,065	15,253

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	3,350	2,898
8.250% due 10/01/2012	2,626	2,380

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	477
9.410% due 06/15/2010 (a)	745	633
10.000% due 06/15/2012 (a)	5,628	4,897

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	13,164	13,658

Legrand France S.A.
8.500% due 02/15/2025	16,900	19,102

MGM Mirage
6.625% due 07/15/2015	5,998	5,248
6.875% due 04/01/2016	24,510	21,569
7.500% due 06/01/2016	18,900	17,104

Nalco Co.
8.875% due 11/15/2013	24,340	25,131

New Albertson’s, Inc.
6.570% due 02/23/2028	500	402
7.450% due 08/01/2029	24,275	22,479
7.750% due 06/15/2026	900	853

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	11,919

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,010	20,485

Nortel Networks Ltd.
8.508% due 07/15/2011	18,785	16,202
10.125% due 07/15/2013	40,755	37,495
10.750% due 07/15/2016	5,045	4,635

Northwest Airlines, Inc.
7.691% due 10/01/2018	2,762	2,541

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,386

Novelis, Inc.
7.250% due 02/15/2015	5,906	5,256

OPTI Canada, Inc.
8.250% due 12/15/2014	20,545	20,442

Quebecor Media, Inc.
7.750% due 03/15/2016	43,245	39,677

Quiksilver, Inc.
6.875% due 04/15/2015	15,310	12,401

Qwest Communications International, Inc.
7.500% due 02/15/2014	107,399	101,492

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,814

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	5,612
8.875% due 01/15/2016	82,470	52,575
8.875% due 10/15/2017	35,605	22,431

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,569

Roseton
7.270% due 11/08/2010	28,609	28,609

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	14,250	12,665

Sanmina-SCI Corp.
8.125% due 03/01/2016	26,185	23,305

SemGroup LP
8.750% due 11/15/2015	44,050	40,526

Sensata Technologies BV
8.000% due 05/01/2014	45,525	40,290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Service Corp. International
7.375% due 10/01/2014	$2,095	$2,108
7.625% due 10/01/2018	5,880	5,939

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,690

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,452

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,855	7,483
8.375% due 07/01/2012	2,460	2,239

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,283

Station Casinos, Inc.
6.875% due 03/01/2016	13,175	7,740
7.750% due 08/15/2016	34,945	28,305

Suburban Propane Partners LP
6.875% due 12/15/2013	14,977	14,677

Sungard Data Systems, Inc.
9.125% due 08/15/2013	51,586	52,360

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	8,896

SUPERVALU, Inc.
7.500% due 11/15/2014	9,350	9,490

Tenet Healthcare Corp.
7.375% due 02/01/2013	5,439	4,882

Terex Corp.
8.000% due 11/15/2017	5,380	5,380

Tesoro Corp.
6.500% due 06/01/2017	7,950	7,155
6.625% due 11/01/2015	600	558

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,054

TRW Automotive, Inc.
7.000% due 03/15/2014	24,000	22,260
7.250% due 03/15/2017	18,695	17,106

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	0

United Airlines, Inc.
6.071% due 03/01/2013	2,084	2,064
6.201% due 09/01/2008	1,536	1,521
6.602% due 03/01/2015	1,937	1,927
7.032% due 10/01/2010	1,229	1,217

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,272

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	35,570	34,503

West Corp.
9.500% due 10/15/2014	21,560	19,404
11.000% due 10/15/2016	6,500	5,525

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,778
7.625% due 07/15/2019	9,340	10,017
7.875% due 09/01/2021	2,649	2,884

Williams Partners LP
7.250% due 02/01/2017	6,100	6,161

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	31,205	30,191

		2,813,900

UTILITIES 11.0%

AES Corp.
8.000% due 10/15/2017	4,285	4,360

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cincinnati Bell, Inc.
7.000% due 02/15/2015	$900	$819
7.250% due 07/15/2013	4,635	4,577
8.375% due 01/15/2014	23,359	22,016

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,203
7.125% due 03/15/2019	39,445	34,712
7.450% due 07/01/2035	5,460	3,986
7.875% due 01/15/2027	1,875	1,617
9.000% due 08/15/2031	20,660	18,181

Edison Mission Energy
7.200% due 05/15/2019	2,945	2,923
7.750% due 06/15/2016	7,770	8,042

Energy Future Holdings Corp.
10.875% due 11/01/2017	87,390	88,701

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,385	15,470
10.318% due 05/01/2013	6,225	3,268

Homer City Funding LLC
8.734% due 10/01/2026	11,737	12,559

Idearc, Inc.
8.000% due 11/15/2016	22,700	14,812

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	24,955	23,770

Knight, Inc.
5.150% due 03/01/2015	750	694
6.500% due 09/01/2012	2,852	2,906

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,215	16,849

Midwest Generation LLC
8.560% due 01/02/2016	60,151	65,264

Nevada Power Co.
6.650% due 04/01/2036	525	497

Nextel Communications, Inc.
7.375% due 08/01/2015	10,280	7,921

NGPL Pipe Co. LLC
7.119% due 12/15/2017	23,550	24,412

NRG Energy, Inc.
7.250% due 02/01/2014	9,450	9,355
7.375% due 02/01/2016	61,340	60,267
7.375% due 01/15/2017	16,275	15,868

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	50,712

Qwest Corp.
7.200% due 11/10/2026	9,976	8,455
7.500% due 06/15/2023	17,555	15,405
8.875% due 03/15/2012	18,720	19,188

Reliant Energy, Inc.
6.750% due 12/15/2014	56,224	57,489
7.625% due 06/15/2014	11,185	11,157
7.875% due 06/15/2017	18,855	18,855

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,434

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,726
7.803% due 06/15/2012	1,062	1,121

Sprint Nextel Corp.
6.000% due 12/01/2016	1,950	1,518

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,729	18,505

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	36,089	36,630

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,444

106	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)	$3,046	$3,439

		743,737

Total Corporate Bonds & Notes (Cost $5,052,550)		4,745,112

CONVERTIBLE BONDS & NOTES 1.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	7,573

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,046

Chesapeake Energy Corp.
2.500% due 05/15/2037	10,425	13,188
2.750% due 11/15/2035	4,375	5,863

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,741

CMS Energy Corp.
2.875% due 12/01/2024	14,290	16,219

Deutsche Bank AG
0.000% due 07/14/2008	4,900	2,425
0.000% due 09/29/2008	3,425	1,720
0.000% due 10/24/2008	4,525	2,386
0.450% due 08/31/2012	8,000	9,942

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	845

Morgan Stanley
1.700% due 10/15/2012	7,200	8,609

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	2,380
2.125% due 04/15/2014	11,900	7,452

NovaMed, Inc.
1.000% due 06/15/2012	200	159

Pride International, Inc.
3.250% due 05/01/2033	2,500	3,419

Qwest Communications International, Inc.
3.500% due 11/15/2025	12,375	12,777

Ventas, Inc.
3.875% due 11/15/2011	4,300	4,778

Total Convertible Bonds & Notes (Cost $120,037)		105,522

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	197

Total Municipal Bonds & Notes (Cost $271)		197

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
5.000% due 10/01/2033	18	18
5.500% due 09/01/2017 - 05/01/2038	402,573	406,184
6.000% due 04/01/2038	288,800	295,885

Freddie Mac
5.500% due 04/01/2038	40,000	40,394

Total U.S. Government Agencies (Cost $730,567)		742,481

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	5,762	4,594

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037		$2,464	$1,738

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		1,938	1,922

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		11,317	9,244

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046		2,882	2,184

WaMu Mortgage Pass-Through Certificates
4.039% due 09/25/2033		1,365	1,299

Total Mortgage-Backed Securities (Cost $20,301)			20,981

ASSET-BACKED SECURITIES 0.3%

Carrington Mortgage Loan Trust
2.719% due 02/25/2037		2,622	2,472

Credit-Based Asset Servicing & Securitization LLC
2.709% due 04/25/2036		5,240	5,105

GSAMP Trust
3.255% due 03/25/2047		3,156	2,936

Novastar Home Equity Loan
2.699% due 03/25/2037		5,820	5,527

Residential Asset Securities Corp.
2.709% due 04/25/2037		3,398	3,185

Total Asset-Backed Securities (Cost $19,554)			19,225

FOREIGN CURRENCY-DENOMINATED ISSUES 4.0%

Amadeus Global Travel Distribution S.A.
6.245% due 04/08/2013	EUR	2,022	2,736
6.862% due 04/08/2014		460	625
6.959% due 04/08/2013		3,228	4,368
6.959% due 04/08/2013		460	623
7.209% due 04/08/2014		5,250	7,135

Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,895

General Motors Corp.
8.375% due 07/05/2033		5,000	5,310

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	9,915

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,578

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,385	5,033
6.300% due 11/30/2014		6,251	9,360
8.250% due 05/01/2016		18,275	27,409

OI European Group BV
6.875% due 03/31/2017		2,000	2,984

Prosieben Media AG
7.000% due 05/09/2015		4,000	5,230

Residential Capital LLC
8.149% due 09/27/2010		1,500	1,095

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,535

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	7,130	11,322

Sensata Technologies BV
8.883% due 10/27/2013	EUR	14,000	18,898

Telenet Bidco
6.929% due 07/31/2015		20,000	30,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UPC Broadband Holding BV
6.361% due 12/31/2014	EUR	13,916	$18,688
7.752% due 12/31/2014		5,500	7,386

UPC Holding BV
7.750% due 01/15/2014		8,025	11,292
8.625% due 01/15/2014		18,550	26,613

Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	24,510

Total Foreign Currency-Denominated Issues (Cost $261,029)			273,483

		SHARES
COMMON STOCKS 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,212

U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,212

CONVERTIBLE PREFERRED STOCKS 1.2%

Bank of America Corp.
7.250% due 12/31/2049		39,325	40,623

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	4,428
5.000% due 12/31/2049		40,200	5,306

Citigroup, Inc.
6.500% due 12/31/2049		121,000	5,732

El Paso Corp.
4.990% due 12/31/2049		5,250	7,140

Fannie Mae
5.375% due 12/31/2049		9	604

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	6,452

General Motors Corp.
5.250% due 03/06/2032		606,635	9,934

Washington Mutual Capital Trust
5.375% due 05/03/2041		134,200	3,811

Total Convertible Preferred Stocks (Cost $82,755)			84,030

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

COMMERCIAL PAPER 7.2%

ABN AMRO N.A. Finance
4.520% due 04/04/2008		$5,000	4,998

DnB NOR Bank ASA
3.100% due 04/30/2008		29,100	29,027
3.110% due 05/02/2008		182,500	182,011

Federal Home Loan Bank
1.500% due 04/01/2008		4,000	4,000

Royal Bank of Scotland Group PLC
3.170% due 04/28/2008		41,600	41,501

Skandinaviska Enskilda Banken AB
4.550% due 04/07/2008		74,500	74,444

Swedbank AB
4.550% due 04/03/2008		11,400	11,397

UBS Finance Delaware LLC
2.940% due 06/06/2008		45,100	44,871

Unicredito Italiano SpA
3.220% due 04/29/2008		97,200	96,957

			489,206

See Accompanying Notes	Annual Report	March 31, 2008	107

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.3%

Deutsche Bank AG
1.200% due 04/01/2008	$315,300	$315,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $322,178. Repurchase proceeds are $315,311.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	39,477	39,477
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $40,268. Repurchase proceeds are $39,479.)

		354,777

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.276% due 05/29/2008 - 06/12/2008 (c)(d)	$80,250	$79,845

Total Short-Term Instruments (Cost $924,025)		923,828

PURCHASED OPTIONS (i) 3.4%
(Cost $59,539)		227,562

Total Investments 112.4% (Cost $7,768,844)		$7,599,241

Written Options (j) (2.5%) (Premiums $57,388)		(166,803)

Other Assets and Liabilities (Net) (10.0%)		(672,816)

Net Assets (e) 100.0%		$6,759,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $69,879 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $97,415 and derivative instruments with an aggregate depreciation of $3,154 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $37,870 at a weighted average interest rate of 5.095%. On March 31, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $10,640 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	777	(20)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	975	(1,228)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,675	5,373

				$4,105

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	$4,800	$(39)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	LEH	2,500	(9)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	CITI	7,000	(708)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	BOA	2,700	(273)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	GSC	5,000	(387)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	LEH	2,000	(143)
Biomet, Inc. 0.000% due 09/25/2013	Sell	3.550%		03/20/2013	MSC	1,500	7
Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	LEH	5,000	(207)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	LEH	1,000	(29)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%		03/20/2013	LEH	12,000	(272)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	2,500	57
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	3,500	(439)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	BCLY	3,000	(259)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	BOA	5,000	(426)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	2,350	(199)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.660%		03/20/2013	MLP	3,700	(82)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	6.050%		03/20/2013	MSC	1,900	67
CSC Holdings, Inc. 0.000% due 05/02/2012	Sell	3.650%		03/20/2013	MSC	1,500	20
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	1,000	(98)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	4,675	12
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	MLP	5,500	(526)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	LEH	1,000	(86)
Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	MLP	2,700	(1)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%	)	06/20/2013	GSC	5,000	(16)

108	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	MLP	$18,000	$596
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	MLP	18,000	(2,458)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	CSFB	12,000	(654)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	CITI	10,000	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	BCLY	5,000	(767)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	1,000	(37)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%		12/20/2012	CITI	12,200	(303)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	LEH	4,875	(96)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	LEH	2,750	(49)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	CITI	4,900	(1,052)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	BCLY	2,700	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	1,600	(22)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	CITI	2,000	(306)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	CITI	20,000	(2,307)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	GSC	3,000	(392)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP	6,150	(803)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%		12/20/2012	BOA	3,000	(387)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	3,200	(101)
Georgia-Pacific Corp. 0.000% due 12/20/2008	Sell	3.800%		03/20/2013	MSC	1,500	21
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP	3,000	(221)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%		12/20/2012	MLP	5,000	(329)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	2,000	(87)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	MLP	2,000	(74)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	CITI	10,650	(983)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2008	LEH	5,000	(263)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		12/20/2008	DUB	3,650	(190)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	BOA	1,850	75
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2010	MLP	1,500	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	JPM	10,000	(2,619)
GMAC LLC 6.875% due 08/28/2012	Sell	7.280%		06/20/2012	CITI	15,500	(2,218)
GMAC LLC 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	DUB	5,250	(902)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		12/20/2012	MLP	30,500	(5,181)
GMAC LLC 6.875% due 08/28/2012	Sell	6.350%		12/20/2012	DUB	3,650	(615)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%		12/20/2012	MSC	11,500	(1,878)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2012	GSC	5,000	(786)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	BOA	2,500	(380)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	MLP	25,000	(3,805)
GMAC LLC 6.875% due 08/28/2012	Sell	8.000%		12/20/2012	LEH	1,000	(127)
GMAC LLC 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	LEH	5,000	(786)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	3,800	(6)
HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	LEH	3,000	(244)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	4,900	(30)
HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%	)	09/01/2010	BOA	5,500	30
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	CITI	4,400	(301)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	BCLY	8,000	1,127
Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	MLP	5,000	(378)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	HSBC	10,000	124
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	HSBC	10,000	56
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	4,450	(80)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	4,400	548
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	4,400	(754)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	24,000	170
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	4,950	(11)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.850%		03/20/2013	CITI	1,875	47
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	400	(40)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%		12/20/2012	CSFB	5,000	(483)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%		12/20/2014	BOA	3,000	(421)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	5,600	(488)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.750%	)	06/20/2013	GSC	3,000	13
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	MSC	6,050	(400)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.100%		03/20/2013	GSC	3,200	82
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.200%		03/20/2013	BOA	2,400	76
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.750%		03/20/2013	BOA	2,000	103
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	GSC	3,000	(81)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	LEH	2,750	(142)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	3,000	(1,168)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	12,500	(224)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	4,900	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	21,500	(149)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	LEH	2,000	(3)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	CSFB	1,000	(85)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	LEH	1,000	(39)
SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	BOA	9,000	(1,881)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	7,000	199

See Accompanying Notes	Annual Report	March 31, 2008	109

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	Sell	3.800%		03/20/2013	MSC	$1,500	$5
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	BCLY	2,700	(221)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	5.750%		03/20/2013	CITI	4,000	86
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	UBS	500	14
Tribune Co. 7.358% due 05/17/2013	Sell	3.000%		03/20/2011	LEH	5,000	(380)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	LEH	1,975	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%		01/20/2013	BCLY	25,550	(457)
Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%	)	10/01/2010	CITI	5,000	10

							$(41,480)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$9,589	$52
Dow Jones CDX N.A. HY9 Index	Sell	1.670%	12/20/2010	MLP	8,347	(907)
Dow Jones CDX N.A. HY9 Index	Sell	4.000%	12/20/2010	DUB	3,000	22
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	51,800	1,041
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	35,600	(3,887)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	24,900	(2,616)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY	3,960	53
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	GSC	1,980	24
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH	3,960	51
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	16,600	(65)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	36,000	408
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	100,100	886
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	9,000	95
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	12,000	135
LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	LEH	5,000	(208)

						$(4,916)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$46,100	$(716)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		124,400	4,843
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		17,100	8
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		35,400	56
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		13,800	326
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC	GBP	79,300	(47)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	373,000	126
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		455,000	153
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	478,100	(20,089)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		45,100	(1,642)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,600	(89)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		370,500	(12,312)

							$(29,383)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.581%	04/23/2008	MLP	665,000	$(2,019)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	146,500	(113)
Receive	NRG Energy, Inc.	3.581%	04/23/2008	MLP	255,400	402
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	402,600	3,496

						$1,766

(2)	Represents floating rate as of March 31, 2008

110	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$16,697
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	39,720
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	7,171
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	20,880
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	50,784
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	16,497
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	57,345
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	18,468

							$59,539	$227,562

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$11,920
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	29,909
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	4,506
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	18,027
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	34,940
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,574	13,490
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	39,419
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	13,929

							$56,662	$166,140

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (3)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	0.500%	09/20/2008	$3,200	$61	$49
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	3,200	61	61
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	16,000	312	246
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	16,000	292	307

							$726	$663

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,161	$16,297	0.24%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,012	11,165	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,538	7,798	0.12%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,984	25,482	0.38%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,212	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,968	10,054	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,886	5,598	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,032	3,438	0.05%

				$77,581	$81,044	1.20%

See Accompanying Notes	Annual Report	March 31, 2008	111

Schedule of Investments  High Yield Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	07/2008	$8,021	$0	$8,021
Sell		140,283	07/2008	649	(1,106)	(457)
Buy		54,437	12/2008	799	0	799
Sell		44,716	12/2008	621	0	621
Buy	CHF	697	06/2008	33	0	33
Buy	EUR	4,897	04/2008	0	(12)	(12)
Sell		177,378	04/2008	12	(3,318)	(3,306)
Sell	GBP	34,553	04/2008	0	(180)	(180)
Buy	INR	3,215,148	05/2008	713	0	713
Buy	JPY	506,416	05/2008	112	0	112
Buy	KRW	46,200,305	05/2008	0	(2,849)	(2,849)
Buy		25,138,685	08/2008	0	(2,250)	(2,250)
Buy	MXN	301,854	07/2008	998	0	998
Sell		301,854	07/2008	0	(768)	(768)
Buy	MYR	126,985	08/2008	575	0	575
Buy	PHP	1,597,876	08/2008	0	(1,290)	(1,290)
Buy	RUB	487,266	07/2008	1,230	0	1,230
Buy		2,458,528	11/2008	2,932	0	2,932

				$16,695	$(11,773)	$4,922

112	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.800% due 08/03/2012	$498	$414

Telesat Canada
9.000% due 10/31/2008	100	95

Total Bank Loan Obligations (Cost $574)		509

CORPORATE BONDS & NOTES 16.0%

BANKING & FINANCE 5.4%

American Express Co.
7.000% due 03/19/2018	325	342

American International Group, Inc.
5.850% due 01/16/2018	2,100	2,066

Bank of America Corp.
6.000% due 09/01/2017	500	527
8.000% due 12/29/2049	3,550	3,561

Barclays Bank PLC
6.050% due 12/04/2017	150	147
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,000	990
6.950% due 08/10/2012	137	137

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	23

Citigroup Capital XXI
8.300% due 12/21/2057	175	173

Citigroup, Inc.
6.000% due 08/15/2017	500	494

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	66

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	615	506
7.800% due 06/01/2012	125	103
8.625% due 11/01/2010	150	131

GMAC LLC
6.750% due 12/01/2014	70	50
6.875% due 08/28/2012	900	685
8.000% due 11/01/2031	160	115

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	74
6.250% due 09/01/2017	500	504
6.750% due 10/01/2037	200	187

KRATON Polymers LLC
8.125% due 01/15/2014	50	42

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	25	24
6.750% due 12/28/2017	100	96

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	390	411
10.375% due 10/15/2017 (a)	100	104
11.625% due 10/15/2017	365	367

Morgan Stanley
5.950% due 12/28/2017	300	291

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	27

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	345

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

SLM Corp.
3.491% due 07/26/2010	50	39
3.541% due 07/25/2008	50	49

Tenneco, Inc.
8.125% due 11/15/2015	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$125	$117

UBS AG
5.875% due 12/20/2017	1,775	1,819

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	49

Ventas Realty LP
6.750% due 04/01/2017	150	147

Wachovia Corp.
7.980% due 02/28/2049	600	591

		15,814

INDUSTRIALS 8.3%

Actuant Corp.
6.875% due 06/15/2017	90	89

Allied Waste North America, Inc.
7.250% due 03/15/2015	90	90

Allison Transmission, Inc.
11.000% due 11/01/2015	75	66
11.250% due 11/01/2015 (a)	25	21

American Stores Co.
8.000% due 06/01/2026	250	254

AmeriGas Partners LP
7.125% due 05/20/2016	225	222

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	518

ARAMARK Corp.
8.500% due 02/01/2015	305	307

ArvinMeritor, Inc.
8.125% due 09/15/2015	300	246

Berry Plastics Holding Corp.
8.875% due 09/15/2014	190	167

Bombardier, Inc.
8.000% due 11/15/2014	170	176

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	101

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	507

CanWest MediaWorks LP
9.250% due 08/01/2015	100	92

Cascades, Inc.
7.250% due 02/15/2013	25	22

Celestica, Inc.
7.875% due 07/01/2011	285	281

Charter Communications Operating LLC
8.000% due 04/30/2012	350	323
8.375% due 04/30/2014	150	136

Chemtura Corp.
6.875% due 06/01/2016	100	90

Chesapeake Energy Corp.
7.000% due 08/15/2014	250	252

Comcast Corp.
5.900% due 03/15/2016	500	497

Community Health Systems, Inc.
8.875% due 07/15/2015	470	474

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	140	143

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	125	108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$85	$87

CSC Holdings, Inc.
6.750% due 04/15/2012	85	83
7.625% due 07/15/2018	350	321

DaVita, Inc.
7.250% due 03/15/2015	125	122

Delhaize America, Inc.
8.050% due 04/15/2027	25	26

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	547

Dex Media West LLC
8.500% due 08/15/2010	150	147

Dynegy Holdings, Inc.
7.125% due 05/15/2018	175	158
7.500% due 06/01/2015	375	353

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,069

EchoStar DBS Corp.
7.000% due 10/01/2013	100	95
7.125% due 02/01/2016	265	248

El Paso Corp.
6.875% due 06/15/2014	50	51
7.000% due 06/15/2017	140	145
7.800% due 08/01/2031	325	335
8.050% due 10/15/2030	25	26

Enterprise Products Operating LP
7.034% due 01/15/2068	50	43
8.375% due 08/01/2066	170	166

Ferrellgas Partners LP
8.750% due 06/15/2012	100	102

First Data Corp.
9.875% due 09/24/2015	395	325

Ford Motor Co.
9.215% due 09/15/2021	25	20

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	25	26
8.375% due 04/01/2017	300	319

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	25	17
8.875% due 12/15/2014	50	39
10.125% due 12/15/2016	160	109

General Motors Corp.
7.700% due 04/15/2016	170	125
8.250% due 07/15/2023	75	53

Georgia-Pacific LLC
7.000% due 01/15/2015	510	481
7.700% due 06/15/2015	125	118

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	1,025	1,066

Health Management Associates, Inc.
6.125% due 04/15/2016	150	128

Hertz Corp.
8.875% due 01/01/2014	325	310

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	215

Intelsat Corp.
9.000% due 08/15/2014	50	51

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	25	25

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	200	202
8.625% due 01/15/2015	50	51

See Accompanying Notes	Annual Report	March 31, 2008	113

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	$75	$65

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	499

MGM Mirage
6.625% due 07/15/2015	325	284

Nalco Co.
8.875% due 11/15/2013	75	77

New Albertson’s, Inc.
7.450% due 08/01/2029	125	116

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	280	273

Nortel Networks Ltd.
8.508% due 07/15/2011	525	453
10.125% due 07/15/2013	50	46

NPC International, Inc.
9.500% due 05/01/2014	100	91

OPTI Canada, Inc.
8.250% due 12/15/2014	75	75

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,012

Quebecor Media, Inc.
7.750% due 03/15/2016	350	321

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	260

RH Donnelley Corp.
8.875% due 01/15/2016	495	316
8.875% due 10/15/2017	435	274

Sanmina-SCI Corp.
8.125% due 03/01/2016	155	138

Seagate Technology HDD Holdings
5.569% due 10/01/2009	300	291

SemGroup LP
8.750% due 11/15/2015	260	239

Sensata Technologies BV
8.000% due 05/01/2014	200	177

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	42

Station Casinos, Inc.
7.750% due 08/15/2016	300	243

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	240	244

Superior Essex Communications LLC
9.000% due 04/15/2012	80	77

Terex Corp.
8.000% due 11/15/2017	45	45

Tesoro Corp.
6.500% due 06/01/2017	100	90

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	480

TRW Automotive, Inc.
7.000% due 03/15/2014	25	23
7.250% due 03/15/2017	300	274

United Airlines, Inc.
7.730% due 01/01/2012	106	105

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,241

Valero Energy Corp.
6.125% due 06/15/2017	500	506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	$195	$189

West Corp.
9.500% due 10/15/2014	150	135

Williams Cos., Inc.
7.625% due 07/15/2019	50	54

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	136

XTO Energy, Inc.
6.250% due 08/01/2017	500	534

		24,498

UTILITIES 2.3%

AES Corp.
8.000% due 10/15/2017	375	382

AT&T Corp.
8.000% due 11/15/2031	250	293

Cincinnati Bell, Inc.
7.000% due 02/15/2015	120	109
8.375% due 01/15/2014	25	24

Citizens Communications Co.
7.125% due 03/15/2019	350	308

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	301

Edison Mission Energy
7.000% due 05/15/2017	75	75
7.200% due 05/15/2019	385	382
7.750% due 06/15/2016	25	26

Energy Future Holdings Corp.
10.875% due 11/01/2017	500	507

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	586

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	14

Idearc, Inc.
8.000% due 11/15/2016	145	95

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	225	214

Knight, Inc.
5.150% due 03/01/2015	50	46

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	104
7.768% due 12/15/2037	1,000	1,031

NRG Energy, Inc.
7.375% due 02/01/2016	400	393
7.375% due 01/15/2017	100	98

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	266

Qwest Corp.
6.500% due 06/01/2017	450	408
7.875% due 09/01/2011	100	100

Reliant Energy, Inc.
6.750% due 12/15/2014	100	102
7.875% due 06/15/2017	510	510

Tenaska Alabama Partners LP
7.000% due 06/30/2021	46	43

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	170	172

		6,589

Total Corporate Bonds & Notes (Cost $48,266)		46,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$127

Total Convertible Bonds & Notes (Cost $106)		127

U.S. GOVERNMENT AGENCIES 85.1%

Fannie Mae
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	25	24
2.799% due 10/27/2037	4,000	3,789
2.830% due 03/25/2022	32	32
2.860% due 04/25/2023	20	20
2.880% due 09/25/2022	17	17
2.930% due 01/25/2022	99	99
2.949% due 11/25/2032 - 03/25/2044	149	147
2.999% due 06/25/2029 - 09/25/2032	98	97
3.025% due 11/25/2021	22	22
3.075% due 07/25/2021	37	37
3.175% due 04/18/2028 - 09/18/2031	35	35
3.325% due 08/25/2022	16	17
3.425% due 05/25/2022	18	18
3.445% due 10/25/2008	8	8
3.475% due 05/25/2018 - 10/25/2020	69	69
3.525% due 04/25/2021 - 10/25/2021	142	142
3.825% due 01/25/2024	50	51
3.925% due 11/25/2021	71	70
4.046% due 08/01/2033	331	335
4.052% due 04/01/2033	24	24
4.244% due 03/01/2034	119	123
4.301% due 12/01/2033	245	249
4.332% due 01/01/2035	723	730
4.470% due 09/25/2022	18	18
4.507% due 11/01/2033	187	192
4.549% due 11/01/2034	68	69
4.614% due 09/01/2035	91	92
4.687% due 01/01/2035	317	324
4.707% due 10/01/2035	539	559
4.713% due 10/01/2034	642	652
4.822% due 04/01/2018	142	144
4.870% due 10/25/2008	16	16
4.945% due 02/01/2032	80	82
5.000% due 01/01/2016 - 08/25/2033	401	361
5.200% due 07/01/2018	13	13
5.295% due 10/01/2017	65	67
5.317% due 10/01/2033	23	23
5.322% due 11/01/2020	86	86
5.375% due 07/01/2025	64	66
5.383% due 03/01/2034	242	245
5.420% due 04/01/2017	8	8
5.422% due 07/01/2017 - 12/01/2027	259	259
5.428% due 05/01/2018	54	53
5.438% due 02/01/2032	317	325
5.447% due 03/01/2020	14	14
5.483% due 09/01/2017 - 03/01/2033	146	146
5.500% due 08/01/2018 - 10/01/2037	4,492	4,538
5.500% due 03/01/2037 - 06/01/2037 (e)	13,638	13,782
5.517% due 01/01/2018	11	11
5.520% due 10/25/2008	12	12
5.589% due 03/01/2016	10	10
5.594% due 02/01/2033	70	71
5.682% due 05/01/2034	495	503
5.722% due 10/01/2044	28	28

114	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.724% due 08/01/2017	$31	$31
5.750% due 09/01/2016 - 09/01/2017	87	88
5.761% due 11/01/2028	1,058	1,075
5.783% due 01/01/2018	11	11
5.799% due 07/01/2017	10	10
5.858% due 01/01/2027	18	18
5.863% due 02/01/2033	94	96
5.883% due 11/01/2018	3	3
5.896% due 09/01/2017	19	19
5.899% due 01/01/2019	13	13
5.922% due 02/01/2032 - 10/01/2040	424	424
5.945% due 01/01/2029	233	235
5.974% due 08/01/2017 - 02/01/2033	79	81
5.988% due 10/01/2036	150	152
5.998% due 12/01/2035	44	45
6.000% due 09/01/2035 - 04/01/2038	108,562	111,001
6.000% due 09/01/2036 - 11/01/2037 (e)	14,947	15,329
6.089% due 09/01/2024	10	10
6.105% due 11/01/2020	17	17
6.107% due 12/01/2034	503	510
6.108% due 02/01/2028	5	5
6.188% due 05/01/2019	16	16
6.212% due 12/01/2035	27	27
6.234% due 12/01/2027	8	8
6.240% due 11/01/2032	45	46
6.243% due 01/01/2033	129	132
6.250% due 11/01/2032	127	129
6.251% due 11/01/2029	104	106
6.254% due 07/01/2032	699	718
6.258% due 01/01/2028 - 03/01/2036	87	90
6.267% due 05/01/2028	19	20
6.271% due 01/01/2033	156	159
6.297% due 12/01/2035	43	45
6.307% due 12/01/2031	49	50
6.336% due 06/01/2032	383	393
6.366% due 03/01/2036	747	758
6.395% due 09/01/2031	171	175
6.416% due 12/01/2032	184	189
6.437% due 10/01/2032	84	85
6.446% due 12/01/2032	117	120
6.469% due 07/01/2019	132	135
6.482% due 08/01/2036	36	36
6.500% due 06/25/2028 - 10/25/2031	798	837
6.509% due 10/01/2025	99	102
6.510% due 09/01/2022	33	34
6.526% due 12/01/2032	48	49
6.571% due 05/01/2033	723	739
6.581% due 04/01/2028	28	29
6.586% due 01/01/2018	91	92
6.604% due 04/01/2027	145	153
6.626% due 09/01/2033	84	87
6.642% due 09/01/2030	156	162
6.649% due 06/01/2025	6	6
6.650% due 02/25/2022	6	6
6.739% due 04/01/2033	120	124
6.758% due 05/01/2038	437	445
6.765% due 08/01/2032	137	138
6.777% due 08/01/2031	315	321
6.810% due 11/01/2029	111	115
6.817% due 03/01/2033	476	487
6.819% due 05/01/2018	57	58
6.838% due 04/01/2024	22	23
6.850% due 12/18/2027	58	62
6.854% due 03/01/2038	15	15
6.858% due 04/01/2032	154	157
6.900% due 05/25/2023 - 07/01/2033	341	361
6.905% due 08/01/2036	429	440
6.943% due 07/01/2025	4	4
6.953% due 11/01/2033	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 07/25/2022 - 08/01/2036	$8,792	$9,254
7.005% due 07/01/2036	107	110
7.040% due 09/01/2031	5	5
7.044% due 10/01/2025 - 09/01/2033	55	56
7.060% due 05/01/2033	82	83
7.061% due 07/01/2032	49	50
7.075% due 01/01/2018 - 08/01/2032	433	443
7.077% due 09/01/2024	97	99
7.080% due 10/01/2032	568	580
7.095% due 07/01/2032 - 07/01/2035	522	528
7.185% due 08/01/2032	27	28
7.195% due 08/01/2032	63	64
7.220% due 05/01/2024	125	128
7.248% due 05/01/2032	4	4
7.250% due 09/01/2024	222	228
7.275% due 09/01/2032	39	40
7.290% due 06/01/2019	24	24
7.310% due 07/01/2032	144	148
7.315% due 05/01/2024	55	56
7.500% due 11/15/2021 - 06/25/2042	999	1,068
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	963	1,083
8.000% due 04/25/2021 - 07/25/2022	164	173
8.600% due 08/25/2019	441	486

Freddie Mac
2.999% due 08/25/2036	71	68
4.000% due 02/15/2017	217	219
4.033% due 09/01/2033	850	869
4.384% due 01/01/2035	22	22
4.960% due 08/01/2017	15	15
5.160% due 11/01/2017	53	53
5.240% due 04/01/2036	94	96
5.268% due 02/01/2036	171	174
5.474% due 04/01/2032	178	188
5.483% due 03/01/2017	16	16
5.500% due 02/01/2037 - 07/01/2037	1,580	1,597
5.500% due 05/01/2037 - 01/01/2038 (e)	12,187	12,320
5.537% due 09/01/2037	72	73
5.543% due 04/01/2036	123	126
5.550% due 05/01/2035	458	461
5.571% due 09/01/2037	30	31
5.593% due 05/01/2037	110	112
5.625% due 08/01/2018 - 01/01/2020	57	58
5.633% due 06/01/2019	49	49
5.699% due 07/01/2037	876	892
5.717% due 06/01/2037	14	14
5.764% due 12/01/2037	42	42
5.797% due 05/01/2019	11	11
5.804% due 09/01/2037	34	34
5.827% due 08/01/2037	29	29
5.844% due 01/01/2037	594	603
5.845% due 02/01/2015	86	88
5.864% due 11/01/2036	21	21
5.872% due 11/01/2031	163	166
5.873% due 08/01/2037	15	15
5.893% due 08/01/2037	10	10
5.902% due 09/01/2034	476	484
5.922% due 07/25/2044	50	49
5.935% due 08/01/2036	37	37
5.968% due 02/01/2018	58	59
5.969% due 09/01/2036	24	24
5.974% due 01/01/2035	455	460
5.995% due 09/01/2037	69	71
6.000% due 03/15/2017 - 12/01/2037	4,833	5,022
6.000% due 07/01/2036 - 09/01/2037 (e)	8,408	8,630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.208% due 06/01/2019	$76	$76
6.276% due 07/01/2034	488	498
6.442% due 05/01/2019	595	601
6.488% due 01/01/2033	42	43
6.491% due 03/01/2025	3	3
6.500% due 11/15/2021 - 03/15/2024	524	555
6.522% due 10/01/2035	664	675
6.524% due 02/01/2037	133	137
6.588% due 01/01/2035	535	539
6.617% due 12/01/2034	107	109
6.633% due 01/01/2033	40	41
6.671% due 03/01/2025	99	104
6.704% due 02/01/2033	12	12
6.724% due 10/01/2032	279	284
6.750% due 01/15/2024	62	65
6.754% due 10/01/2026	10	10
6.799% due 09/01/2037	2,236	2,273
6.867% due 09/01/2018	46	48
6.873% due 06/01/2033	86	88
6.875% due 04/01/2017	490	495
6.888% due 08/01/2034	7	7
6.894% due 02/01/2026	137	140
7.000% due 10/15/2013 - 12/01/2047	4,250	4,449
7.001% due 05/01/2029	200	202
7.015% due 08/01/2034	364	370
7.025% due 09/01/2033	71	72
7.028% due 08/01/2024	38	38
7.033% due 11/01/2031	132	133
7.105% due 03/01/2032	1,084	1,102
7.110% due 04/01/2033	8	9
7.113% due 08/01/2030	64	65
7.117% due 12/01/2033	656	682
7.120% due 07/01/2025	137	140
7.125% due 07/01/2017	50	51
7.131% due 09/01/2023	51	53
7.135% due 05/01/2033	64	65
7.162% due 07/01/2033	79	81
7.230% due 09/01/2031	368	375
7.250% due 09/01/2032	222	226
7.267% due 11/01/2029	856	870
7.268% due 07/01/2033	340	347
7.278% due 03/01/2031	200	203
7.310% due 09/01/2024	54	56
7.379% due 08/01/2035	41	42
7.455% due 05/15/2023	87	90
7.500% due 09/01/2011 - 10/01/2024	1,300	1,355
7.563% due 11/01/2035	442	455
7.637% due 07/01/2024	41	41
8.500% due 06/15/2031	602	701
9.000% due 09/15/2020 - 02/15/2021	498	539
9.500% due 03/15/2020	33	33

Ginnie Mae
5.000% due 10/20/2030 - 01/20/2035	359	360
5.125% due 10/20/2025 - 12/20/2026	40	39
5.500% due 04/20/2037	53	48
5.625% due 08/20/2027 - 10/20/2029	299	301
5.750% due 01/20/2032 - 03/20/2032	531	536
6.100% due 06/15/2028 - 03/15/2029	2,478	2,561
6.125% due 08/20/2033	49	49
6.250% due 02/20/2029	61	62
6.375% due 06/20/2022 - 06/20/2032	1,168	1,191
6.490% due 01/15/2028 - 01/15/2029	2,344	2,452

Small Business Administration
5.160% due 02/01/2028	2,500	2,535
5.170% due 01/01/2028	5,000	5,046

See Accompanying Notes	Annual Report	March 31, 2008	115

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$338	$368

Total U.S. Government Agencies (Cost $247,335)		249,995

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,092
4.750% due 08/15/2017	5,400	5,977

Total U.S. Treasury Obligations (Cost $6,487)		7,069

MORTGAGE-BACKED SECURITIES 12.3%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	402	400
5.634% due 07/10/2046	500	499
6.186% due 06/11/2035	255	260

Banc of America Funding Corp.
4.113% due 05/25/2035	118	102
4.622% due 02/20/2036	158	152
5.663% due 06/20/2035	195	157

Banc of America Mortgage Securities, Inc.
2.999% due 03/25/2034	215	206
3.049% due 01/25/2034	89	85
4.145% due 07/25/2034	175	176
4.709% due 04/25/2035	270	270
7.235% due 07/20/2032	59	57

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,932	1,831
4.650% due 01/25/2035	170	169

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	198	198
7.000% due 05/20/2030	396	434

CC Mortgage Funding Corp.
2.729% due 05/25/2048	385	313

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	290	282

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	484

Countrywide Alternative Loan Trust
5.636% due 07/20/2035	239	214

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	123	97
2.869% due 03/25/2035	270	237
2.919% due 03/25/2035	340	255
5.250% due 02/20/2036	218	180
6.097% due 07/19/2033	497	480
6.603% due 02/25/2034	326	318
6.748% due 05/19/2033	357	357

CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035	500	484
5.167% due 03/25/2034	286	271
5.603% due 07/15/2035	500	499
5.750% due 04/22/2033	1,524	1,417

Downey Savings & Loan Association Mortgage Loan Trust
2.959% due 11/19/2044	170	130
6.816% due 07/19/2044	114	116

First Horizon Asset Securities, Inc.
3.099% due 03/25/2018	216	215
6.184% due 03/25/2033	251	245

First Republic Mortgage Loan Trust
3.068% due 11/15/2030	138	125
3.168% due 11/15/2031	56	52

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.859% due 10/25/2045	$69	$50

GSAA Trust
6.000% due 04/01/2034	950	944

GSR Mortgage Loan Trust
3.730% due 04/25/2032	82	82
4.539% due 09/25/2035	428	400
4.754% due 09/25/2034	259	252
5.250% due 11/25/2035	494	442
6.673% due 08/25/2034	505	507

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	660	622
2.869% due 08/19/2045	67	52

Indymac Index Mortgage Loan Trust
7.353% due 10/25/2034	412	413

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	504

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	489
5.430% due 02/15/2040	500	486

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	800	788
3.817% due 04/21/2034	78	78

MASTR Alternative Loans Trust
7.000% due 06/25/2034	138	138

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	211	205

Mellon Residential Funding Corp.
3.188% due 09/15/2030	258	250
3.561% due 12/15/2030	59	57

Merrill Lynch Mortgage Investors, Inc.
7.209% due 09/25/2033	78	78

MLCC Mortgage Investors, Inc.
2.939% due 04/25/2028	131	117
5.028% due 01/25/2030	110	100
7.056% due 01/25/2029	419	411

Morgan Stanley Capital I
5.223% due 11/14/2042	500	505
5.328% due 11/12/2041	580	567

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	106	100
6.000% due 05/25/2033	70	68
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.035% due 04/25/2034	244	245

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	1,965	1,605
6.000% due 08/25/2035	2,991	2,770

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	575	597

Sequoia Mortgage Trust
2.886% due 07/20/2033	135	129
2.916% due 10/20/2027	56	49
2.916% due 04/20/2033	205	199
2.936% due 10/20/2027	273	250
2.986% due 12/20/2032	233	230

Structured Asset Mortgage Investments, Inc.
2.829% due 07/25/2046	140	87
2.899% due 05/19/2035	251	224
7.017% due 05/25/2045	92	88

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	2,902	2,680
2.869% due 03/25/2044	246	221
2.969% due 09/25/2044	198	190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 12/25/2045	$215	$170
2.909% due 01/25/2045	48	38
3.139% due 12/25/2027	412	374
3.525% due 10/25/2044	244	218
3.565% due 11/25/2034	241	216
3.796% due 06/25/2034	55	55
4.054% due 10/25/2033	1,500	1,498
4.334% due 06/25/2033	251	250
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	19	18
5.572% due 07/25/2046	1,295	876

Wells Fargo Mortgage-Backed Securities Trust
4.015% due 12/25/2034	164	159
4.232% due 09/25/2034	174	166
4.368% due 09/25/2034	264	259
4.490% due 01/25/2035	300	300
4.541% due 02/25/2035	423	421
5.500% due 12/25/2033	63	63
6.607% due 10/25/2034	353	342

Total Mortgage-Backed Securities (Cost $37,518)		36,267

ASSET-BACKED SECURITIES 5.3%

ACE Securities Corp.
5.849% due 04/25/2035	650	46

American Express Credit Account Master Trust
3.318% due 02/15/2012	124	121

Ameriquest Mortgage Securities, Inc.
6.124% due 11/25/2032	238	24
8.224% due 02/25/2033	200	38

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	69	61

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	64	64
2.929% due 10/25/2032	130	113
2.929% due 01/25/2036	563	548
2.999% due 10/27/2032	83	78
3.089% due 06/25/2036	400	313
3.599% due 10/25/2037	208	187

Bear Stearns Second Lien Trust
2.819% due 12/25/2036	1,783	1,337

Chase Funding Mortgage Loan Asset- Backed Certificates
3.239% due 11/25/2031	135	135

Citibank Omni Master Trust
3.699% due 12/23/2013	2,000	2,004

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047	599	568

First Franklin Mortgage Loan Asset- Backed Certificates
2.649% due 11/25/2036	589	533

Green Tree Financial Corp.
6.110% due 09/01/2023	667	681
6.870% due 01/15/2029	520	523

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,473

GSAA Trust
2.869% due 06/25/2035	822	581

HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	2,156	1,750
3.336% due 11/20/2036	597	593

Home Equity Asset Trust
2.659% due 08/25/2036	22	22

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	579	533
2.649% due 12/25/2036	334	311

116	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irwin Home Equity Corp.
3.139% due 07/25/2032	$10	$8

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	547	510

Morgan Stanley ABS Capital I
3.679% due 12/27/2032	268	248

New Century Home Equity Loan Trust
2.969% due 08/25/2034	57	50

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	284	263

SBI HELOC Trust
2.769% due 08/25/2036	202	194

Soundview Home Equity Loan Trust
3.399% due 10/25/2037	488	478

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,143	1,057

TABS Ltd.
4.335% due 02/12/2047	280	12

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	89	87

Total Asset-Backed Securities (Cost $16,616)		15,544

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	800	$1,531

Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	8,467	84

Total Foreign Currency-Denominated Issues (Cost $1,684)			1,615

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		225	232

General Motors Corp.
5.250% due 03/06/2032		2,000	33

Total Convertible Preferred Stocks (Cost $267)			265

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

COMMERCIAL PAPER 1.8%

Barclays U.S. Funding Corp.
3.125% due 04/23/2008		$700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
1.500% due 04/01/2008	$3,800	$3,800

Unicredito Italiano SpA
3.850% due 05/02/2008	900	897

		5,396

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,022	1,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,050. Repurchase proceeds are $1,022.)

U.S. TREASURY BILLS 5.9%
1.017% due 04/17/2008 - 07/24/2008 (b)(c)	17,300	17,228

Total Short-Term Instruments (Cost $23,683)		23,646

Total Investments 130.1% (Cost $382,536)		$381,938

Other Assets and Liabilities (Net) (30.1%)		(88,259)

Net Assets (d) 100.0%		$293,679

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,963 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $33,324 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $27,075 at a weighted average interest rate of 4.497%. On March 31, 2008, securities valued at $49,840 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%		03/20/2013	DUB	$3,000	$34
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	50	0
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	MSC	50	(5)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	1,000	(109)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	137	(12)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	50	1
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	50	(4)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	50	(5)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	25	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%		12/20/2012	HSBC	1,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	MLP	25	(1)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%		12/20/2012	MSC	1,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	50	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	100	(3)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	CITI	50	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	100	(4)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	100	(1)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC	3,000	3
Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	CSFB	75	0
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	BOA	2,500	893
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	JPM	2,500	(880)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	50	(1)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	50	0

See Accompanying Notes	Annual Report	March 31, 2008	117

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	LEH	$100	$(10)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	2,000	(123)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	100	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	CITI	50	(4)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	LEH	25	0

						$(218)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY	$1,000	$(32)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC	7,000	(216)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	50	0
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	1,987	(51)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	9,937	(142)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP	3,861	(397)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	2,000	(8)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	300	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	10,100	(23)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	10,000	(166)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	500	5
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CSFB	4,000	(673)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	2,000	(320)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	3,000	(549)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	1,000	(423)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	3,000	(520)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,799	(161)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	4,797	137
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	1,800	85

						$(3,455)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$100	$2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	17,500	41
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	5,100	223
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	33,900	1,618
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	4,000	(62)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	4,100	(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	1,100	26

						$1,892

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	800	04/2008	$0	$(4)	$(4)
Sell	JPY	10,000	05/2008	0	(2)	(2)

				$0	$(6)	$(6)

118	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,592	$1,324

Total Bank Loan Obligations (Cost $1,517)		1,324

CORPORATE BONDS & NOTES 63.6%

BANKING & FINANCE 31.6%

Allstate Corp.
6.125% due 05/15/2037	100	92
7.200% due 12/01/2009	200	212

American Express Co.
6.150% due 08/28/2017	300	299

American International Group, Inc.
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	190

Anadarko Finance Co.
6.750% due 05/01/2011	200	214

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	50

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	203

Bank of America Corp.
4.750% due 08/01/2015	200	198
5.625% due 10/14/2016	1,000	1,022
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	200	201

Bank of America N.A.
6.000% due 10/15/2036	400	384

Bank One Corp.
5.250% due 01/30/2013	100	102
9.875% due 03/01/2009	50	52

Barclays Bank PLC
6.050% due 12/04/2017	600	587

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
4.326% due 07/19/2010	400	361
5.700% due 11/15/2014	100	96

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	222

BNP Paribas
5.186% due 06/29/2049	700	588

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	249

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	189
5.625% due 08/27/2012	400	397
6.000% due 02/21/2012	190	194
6.000% due 08/15/2017	240	237
6.125% due 08/25/2036	800	705

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	301

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	300	315

Credit Agricole S.A.
6.637% due 05/29/2049	200	155

FIA Card Services N.A.
7.125% due 11/15/2012	145	161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fleet National Bank
5.750% due 01/15/2009	$175	$178

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	87

General Electric Capital Corp.
3.135% due 08/15/2011	150	147
5.000% due 01/08/2016	100	100
5.450% due 01/15/2013	350	367
6.375% due 11/15/2067	200	196
6.750% due 03/15/2032	500	536

GMAC LLC
3.749% due 09/23/2008	200	189
6.625% due 05/15/2012	100	76
6.875% due 09/15/2011	50	38

Goldman Sachs Group LP
4.500% due 06/15/2010	250	252

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
5.250% due 10/15/2013	300	299
5.700% due 09/01/2012	300	308
6.125% due 02/15/2033	600	548
6.150% due 04/01/2018 (b)	600	601
6.250% due 09/01/2017	200	202
6.600% due 01/15/2012	100	106
6.750% due 10/01/2037	200	187

HBOS Capital Funding LP
6.071% due 06/29/2049	800	704

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,529
9.547% due 12/29/2049	100	108

HSBC Holdings PLC
6.500% due 05/02/2036	200	194
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	289
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	373
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	300	277

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	351

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	261
6.625% due 01/18/2012	30	30
6.750% due 12/28/2017	300	289

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	158

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	100

Morgan Stanley
4.750% due 04/01/2014	900	837
5.375% due 10/15/2015	250	238
5.950% due 12/28/2017	400	388

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	857

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Natexis AMBS Co. LLC
8.440% due 12/29/2049	$100	$101

Preferred Term Securities XII
3.350% due 03/24/2034	100	94

Prudential Financial, Inc.
3.018% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	129

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,100	915

RBS Capital Trust III
5.512% due 09/29/2049	200	165

Resona Bank Ltd.
5.850% due 09/29/2049	300	250

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	485

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	500	452

SB Treasury Co. LLC
9.400% due 12/29/2049	200	203

SLM Corp.
4.131% due 01/26/2009	200	192

State Street Capital Trust III
8.250% due 12/29/2049	400	396

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	254

Teco Finance, Inc.
6.572% due 11/01/2017	123	130
6.750% due 05/01/2015	200	208
7.000% due 05/01/2012	177	192

UBS Preferred Funding Trust V
6.243% due 05/29/2049	800	670

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	94

USB Capital IX
6.189% due 04/15/2049	975	724

Ventas Realty LP
6.750% due 06/01/2010	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	284
7.800% due 08/18/2010	30	32

Wachovia Corp.
7.980% due 02/28/2049	1,000	985

Wells Fargo & Co.
2.659% due 03/23/2010	75	74
4.477% due 01/12/2011	200	196

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	394
6.450% due 02/01/2011	30	32

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	994

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	290

		30,862

INDUSTRIALS 21.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	563

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	62	62
7.858% due 04/01/2013	50	50

See Accompanying Notes	Annual Report	March 31, 2008	119

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
5.950% due 09/15/2016	$200	$207

Apache Corp.
6.000% due 01/15/2037	200	203

Barrick Gold Corp.
5.800% due 11/15/2034	100	92

Baxter International, Inc.
6.250% due 12/01/2037	100	103

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33

Boston Scientific Corp.
5.450% due 06/15/2014	100	92

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	93

Canadian National Railway Co.
4.400% due 03/15/2013	80	79

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	184
6.000% due 08/15/2016	100	104

Cardinal Health, Inc.
4.999% due 10/02/2009	200	195

CBS Corp.
5.625% due 08/15/2012	500	488

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	292
6.875% due 01/15/2016	200	199
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
3.158% due 02/20/2009	60	60

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	111

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	40

Comcast Corp.
5.300% due 01/15/2014	100	98
5.875% due 02/15/2018	100	98
6.450% due 03/15/2037	200	189
7.050% due 03/15/2033	100	102

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	98

Covidien International Finance S.A.
6.550% due 10/15/2037	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	154
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	247

Daimler Finance North America LLC
7.300% due 01/15/2012	100	107

DCP Midstream LLC
5.375% due 10/15/2015	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Delta Air Lines, Inc.
6.619% due 03/18/2011	$126	$124
7.379% due 05/18/2010	57	56

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	370

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	493

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	496

EnCana Corp.
4.750% due 10/15/2013	100	97
6.500% due 08/15/2034	100	101
6.500% due 02/01/2038	400	399

Energy Transfer Partners LP
6.125% due 02/15/2017	500	488
7.500% due 07/01/2038	100	101

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	100	100

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

First Data Corp.
9.875% due 09/24/2015	200	165

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	106

Fund American Cos., Inc.
5.875% due 05/15/2013	150	157

Gaz Capital S.A.
8.625% due 04/28/2034	200	228

Gazprom International S.A.
7.201% due 02/01/2020	85	87

General Mills, Inc.
5.700% due 02/15/2017	200	202

Georgia-Pacific LLC
7.000% due 01/15/2015	100	94
7.125% due 01/15/2017	700	651

HCA, Inc.
6.750% due 07/15/2013	200	178

Hess Corp.
7.875% due 10/01/2029	200	238

HJ Heinz Co.
6.428% due 12/01/2020	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	99

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	143

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	101

International Business Machines Corp.
8.375% due 11/01/2019	30	39

Kellogg Co.
5.125% due 12/03/2012	100	104

Kern River Funding Corp.
4.893% due 04/30/2018	62	63

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	197
5.950% due 02/15/2018	400	397

Kraft Foods, Inc.
6.500% due 08/11/2017	300	309
6.875% due 02/01/2038	400	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$200	$207

MGM Mirage
6.625% due 07/15/2015	100	88

Newmont Mining Corp.
5.875% due 04/01/2035	100	82

News America Holdings, Inc.
9.250% due 02/01/2013	400	465

Norfolk Southern Corp.
7.250% due 02/15/2031	100	110

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	124

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	199

Phelps Dodge Corp.
8.750% due 06/01/2011	200	222
9.500% due 06/01/2031	200	264

Plains All American Pipeline LP
6.125% due 01/15/2017	400	408

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	96

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	107

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	193

Reynolds American, Inc.
7.750% due 06/01/2018	100	106

Rogers Cable, Inc.
5.500% due 03/15/2014	100	94
6.750% due 03/15/2015	200	199

Safeway, Inc.
3.005% due 03/27/2009	200	197

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	210

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	53	55

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	230
6.550% due 05/01/2037	840	796

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.800% due 03/15/2038	500	512

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	85	44

UnitedHealth Group, Inc.
6.000% due 02/15/2018	300	295

Vale Overseas Ltd.
6.250% due 01/11/2016	200	200
6.250% due 01/23/2017	100	100

Valero Energy Corp.
7.500% due 04/15/2032	400	417

Viacom, Inc.
6.250% due 04/30/2016	500	488

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	32

Walt Disney Co.
6.375% due 03/01/2012	100	108

120	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WEA Finance LLC
5.700% due 10/01/2016	$100	$90

WellPoint, Inc.
4.250% due 12/15/2009	100	100

Weyerhaeuser Co.
3.599% due 09/24/2009	300	296

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

Xerox Corp.
3.514% due 12/18/2009	100	98

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	109
7.500% due 04/15/2012	100	111

Yum! Brands, Inc.
6.875% due 11/15/2037	200	192
8.875% due 04/15/2011	140	154

		21,428

UTILITIES 10.1%

Appalachian Power Co.
3.600% due 05/15/2008	100	100
5.650% due 08/15/2012	300	309

AT&T Corp.
7.300% due 11/15/2011	447	485

AT&T Mobility LLC
6.500% due 12/15/2011	50	53

AT&T, Inc.
5.100% due 09/15/2014	300	299
6.500% due 09/01/2037	500	496

BellSouth Corp.
5.200% due 09/15/2014	300	300
5.200% due 12/15/2016	100	98

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	124

Bruce Mansfield Unit
6.850% due 06/01/2034	100	105

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	101
5.375% due 04/15/2013	100	103
5.500% due 08/15/2016	350	352

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	353

Duke Energy LLC
6.450% due 10/15/2032	200	205

Energy East Corp.
6.750% due 07/15/2036	100	97

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	150
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	51

Florida Power Corp.
3.468% due 11/14/2008	50	50

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	164

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	150	153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kentucky Power Co.
6.000% due 09/15/2017	$200	$201

Nevada Power Co.
6.500% due 05/15/2018	150	154

NGPL Pipe Co. LLC
7.768% due 12/15/2037	200	206

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	109

Ohio Edison Co.
5.450% due 05/01/2015	100	98

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	201

Progress Energy, Inc.
6.850% due 04/15/2012	200	217
7.100% due 03/01/2011	94	101

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	123

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	151

Qwest Corp.
6.050% due 06/15/2013	100	90

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	22	22

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198

Southern California Edison Co.
5.000% due 01/15/2014	200	203

Sprint Capital Corp.
8.375% due 03/15/2012	500	463

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	196
4.561% due 07/18/2011	200	179
5.250% due 11/15/2013	100	94

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

TELUS Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	178

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	218

Verizon New England, Inc.
6.500% due 09/15/2011	200	209

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	506
5.950% due 09/15/2017	300	317

Vodafone Group PLC
7.750% due 02/15/2010	30	32

		9,817

Total Corporate Bonds & Notes (Cost $64,471)		62,107

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

ERP Operating LP
3.850% due 08/15/2026		$200	$192

Total Convertible Bonds & Notes (Cost $202)			192

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
5.500% due 09/01/2035 - 04/01/2038		15,305	15,460
5.500% due 09/01/2037 (f)		4,538	4,586
6.000% due 04/01/2036 - 04/01/2038		7,647	7,837

Freddie Mac
5.000% due 06/15/2016		14	14

Total U.S. Government Agencies (Cost $27,438)			27,897

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		174	140

Merrill Lynch Mortgage Investors, Inc.
4.972% due 05/25/2033		113	110

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034		113	106

Total Mortgage-Backed Securities (Cost $356)			356

SOVEREIGN ISSUES 0.8%

Croatia Government International Bond
4.000% due 07/30/2010		17	17

Korea Development Bank
4.750% due 07/20/2009		300	303

Mexico Government International Bond
6.750% due 09/27/2034		78	87

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
7.500% due 03/31/2030		148	171

South Africa Government International Bond
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $750)			791

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	476

Credit Logement S.A.
4.604% due 03/29/2049		300	432

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	172

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,346

HSBC Holdings PLC
5.375% due 12/20/2012		60	94

RBS Capital Trust A
6.467% due 12/29/2049		325	485

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	52

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	511

Total Foreign Currency-Denominated Issues (Cost $3,033)			3,568

See Accompanying Notes	Annual Report	March 31, 2008	121

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.846% due 12/31/2049	4,000	$74

Total Preferred Stocks (Cost $100)		74

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

COMMERCIAL PAPER 11.0%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	$2,100	2,094

Federal Home Loan Bank
1.500% due 04/01/2008	5,500	5,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	$1,100	$1,099

UBS Finance Delaware LLC
2.940% due 06/06/2008	2,100	2,089

		10,782

REPURCHASE AGREEMENTS 0.8%

State Street Bank and Trust Co.
1.900% due 04/01/2008	803	803

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $823. Repurchase proceeds are $803.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.3%
1.193% due 04/17/2008 - 06/12/2008 (c)(d)	$2,250	$2,245

Total Short-Term Instruments (Cost $13,829)		13,830

PURCHASED OPTIONS (i) 1.8%
(Cost $649)		1,763

Total Investments 114.6% (Cost $112,345)		$111,902

Written Options (j) (1.4%) (Premiums $639)		(1,356)

Other Assets and Liabilities (Net) (13.2%)		(12,867)

Net Assets (e) 100.0%		$97,679

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $1,745 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $192 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,350 at a weighted average interest rate of 4.267%. On March 31, 2008, securities valued at $3,190 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,009 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	12	$(9)
90-Day Eurodollar March Futures	Long	03/2009	40	93
Euro-Bobl June Futures	Short	06/2008	20	33
U.S. Treasury 2-Year Note June Futures	Short	06/2008	17	(5)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	107	(82)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	51	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	126
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	194
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	196

				$558

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	JPM	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	JPM	50	(2)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.890%		12/20/2012	DUB	100	(4)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.900%		12/20/2012	DUB	300	(12)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.550%		03/20/2013	CITI	1,000	(13)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%		03/20/2013	JPM	1,000	10
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	GSC	100	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	RBS	200	6
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	RBS	200	7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	CITI	200	(12)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	UBS	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	BEAR	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	MSC	100	5
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	MSC	200	10
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	MLP	100	1
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	CSFB	100	1
CBS Corp. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	DUB	400	23
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	JPM	100	13
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	BEAR	100	2
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	CITI	200	7
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	DUB	200	(9)

122	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	LEH	$100	$(8)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	GSC	100	(7)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	MSC	700	(40)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	CITI	200	4
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	UBS	200	4
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	CITI	100	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	GSC	100	1
ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	MSC	300	(2)
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	MSC	100	4
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	BEAR	500	7
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	CITI	100	0
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	CSFB	100	2
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	LEH	100	2
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	UBS	300	26
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	BEAR	200	0
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	RBS	200	7
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	CITI	500	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	GSC	200	(14)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	BEAR	100	(9)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	DUB	300	(41)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	LEH	5,000	932
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	JPM	5,000	(928)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	CITI	300	(11)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	BOA	400	26
Gap, Inc. 10.050% due 12/15/2008	Buy	(1.200%	)	03/20/2013	JPM	1,200	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	MLP	200	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%		12/20/2012	BCLY	600	(17)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%		03/20/2013	CITI	1,000	2
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	DUB	500	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	DUB	500	(85)
GMAC LLC 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	CSFB	200	(28)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	DUB	300	73
GMAC LLC 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	JPM	500	(136)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	LEH	200	(7)
Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	MSC	500	10
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	CSFB	200	(1)
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	JPM	200	15
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC	200	15
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	GSC	100	5
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	CITI	200	11
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	BOA	100	6
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	BNP	200	(16)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	MLP	400	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	BOA	100	(9)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	LEH	200	35
Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	GSC	100	18
Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	MSC	100	12
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.540%	)	12/20/2012	MSC	100	2
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%	)	12/20/2012	BOA	200	4
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	BCLY	100	9
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	DUB	100	8
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	BNP	100	11
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	BCLY	100	3
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	BEAR	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	RBS	300	13
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	MSC	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	MSC	100	4
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%		03/20/2013	DUB	1,000	29
Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	LEH	100	(5)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	200	0
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	LEH	500	8
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%	)	09/20/2012	RBS	100	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	100	2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	RBS	200	4
Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	CSFB	500	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	GSC	100	2
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	RBS	200	7
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	LEH	100	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	UBS	300	12
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	MLP	200	3
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	JPM	100	(1)
Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	GSC	200	1
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	500	0

See Accompanying Notes	Annual Report	March 31, 2008	123

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	CITI	$100	$0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	LEH	500	(9)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	GSC	200	0
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	BOA	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	MSC	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	MSC	100	3
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	MSC	100	3
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	GSC	100	4
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	RBS	200	10
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	CSFB	200	9
Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	LEH	500	(32)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	RBS	400	8
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	DUB	100	7
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	UBS	200	15
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	BNP	100	1
Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	LEH	100	0
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	MSC	500	(14)
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	GSC	100	2
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%	)	12/20/2012	GSC	300	4
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	MSC	100	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	JPM	100	5
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	BEAR	300	14
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY	200	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	GSC	100	5
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	GSC	100	1
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	BOA	100	3
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	RBS	500	14
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	MSC	100	2
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	MLP	200	0

							$62

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,000	$72
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	CITI	298	(5)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA	500	33
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC	250	17
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC	1,300	83
Dow Jones CDX N.A. IG9 Index	Sell	0.640%		12/20/2012	UBS	10,000	(130)
Dow Jones CDX N.A. IG9 Index	Sell	0.680%		12/20/2012	DUB	1,000	8
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	MSC	18,300	164
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	DUB	500	5
Dow Jones CDX N.A. IG9 Index	Sell	0.880%		12/20/2012	DUB	1,000	(2)
Dow Jones CDX N.A. IG9 Index	Sell	1.290%		12/20/2012	DUB	2,000	34
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	7,100	19
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	8,100	(31)

							$267

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	6,800	$(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CSFB		7,900	(2)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		5,600	(18)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$6,200	97
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	RBS		200	3
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		300	4
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		3,100	72
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,100	266
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,100	35
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CSFB		3,000	44
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,100	132
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		4,700	211
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		1,600	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		500	(25)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		5,600	(291)

124	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		$7,200	$4
Pay	3-Month USD-LIBOR	6.000%	06/15/2025	MLP		2,000	176
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	8
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		1,400	121
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,100	93
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	CITI	AUD	2,800	32
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI	EUR	200	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	36
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(63)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	UBS	JPY	130,000	(42)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	5,800	4

							$831

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$124.500	05/23/2008	60	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	77	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	20	0	0

				$3	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$7
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	244
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	191
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	8,400	84	198
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	114
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	211
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	4	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	109
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	401
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	217

							$611	$1,697

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$0
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	36
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	18
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	3

					$35	$64

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$9	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	10	12	12
Call - CBOT U.S. Treasury 30-Year Bond June Futures	124.000	05/23/2008	10	12	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	10	12	2

				$45	$42

See Accompanying Notes	Annual Report	March 31, 2008	125

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	185
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	300	2	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	17
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	133
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	2,400	68	139
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	81
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	159
Call - OTC 30-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	1,200	9	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	8
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	120
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	288
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	165

							$594	$1,314

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	702	04/2008	$4	$0	$4
Buy	BRL	2,158	07/2008	54	0	54
Sell		1,762	07/2008	20	0	20
Buy		779	12/2008	0	(1)	(1)
Sell		836	12/2008	9	0	9
Sell	CAD	58	04/2008	2	0	2
Buy	CLP	27,495	12/2008	5	0	5
Buy	CNY	10,884	07/2008	99	0	99
Sell		4,656	07/2008	0	(40)	(40)
Sell	EUR	2,789	04/2008	0	(54)	(54)
Sell	GBP	960	04/2008	3	(4)	(1)
Buy	INR	14,491	05/2008	15	0	15
Buy		1,112	08/2008	0	(1)	(1)
Buy	KRW	331,844	05/2008	0	(21)	(21)
Buy		490,944	08/2008	0	(32)	(32)
Buy	MXN	3,343	07/2008	10	0	10
Sell		2,967	07/2008	0	(8)	(8)
Buy	MYR	1,078	08/2008	4	0	4
Buy	NOK	1,111	06/2008	4	0	4
Buy	PHP	13,111	05/2008	0	(12)	(12)
Buy	PLN	1,442	07/2008	117	0	117
Buy	RUB	8,062	07/2008	17	0	17
Buy		13,456	11/2008	20	0	20
Buy	SGD	777	05/2008	43	0	43
Buy		470	08/2008	10	0	10
Buy		69	11/2008	2	0	2
Buy	TWD	574	09/2008	0	0	0
Buy	ZAR	153	12/2008	0	(1)	(1)

				$438	$(174)	$264

126	PIMCO Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 6.6%

Bank of America Corp.
4.637% due 10/14/2016	$5,000	$4,603

CIT Group, Inc.
3.190% due 08/17/2009	6,000	5,042

Citigroup, Inc.
3.291% due 01/30/2009	9,500	9,417

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,065

General Electric Capital Corp.
3.274% due 10/26/2009	2,000	1,981

Goldman Sachs Group, Inc.
2.971% due 06/28/2010	2,300	2,242
3.325% due 02/06/2012	5,100	4,783

HSBC Finance Corp.
2.930% due 09/15/2008	15,000	14,858
3.506% due 06/01/2016	3,000	2,474
4.508% due 01/15/2014	5,000	4,420

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,844

JPMorgan Chase Capital XX
6.550% due 09/29/2036	4,200	3,686

Lehman Brothers Holdings, Inc.
3.938% due 01/23/2009	9,200	8,834

Morgan Stanley
3.206% due 02/09/2009	8,000	7,910
4.401% due 10/18/2016	9,400	8,482
4.738% due 10/15/2015	3,000	2,433

RBS Capital Trust II
6.425% due 12/29/2049	600	485

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,087

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,971	6,358

Wells Fargo & Co.
2.659% due 03/23/2010	10,800	10,629

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,885

		113,518

INDUSTRIALS 2.0%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,873

Daimler Finance North America LLC
3.298% due 03/13/2009	11,800	11,648

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,225

International Business Machines Corp.
5.700% due 09/14/2017	6,200	6,512

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,134

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,041

Loews Corp.
5.250% due 03/15/2016	3,000	3,006

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,494

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	890

		34,823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.4%

BellSouth Corp.
5.200% due 09/15/2014	$6,000	$6,000

GTE Corp.
7.510% due 04/01/2009	100	104

		6,104

Total Corporate Bonds & Notes (Cost $160,295)		154,445

MUNICIPAL BONDS & NOTES 0.7%

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	92

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,341
5.000% due 08/01/2032	3,000	3,002

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,862

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	206

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	570

Total Municipal Bonds & Notes (Cost $12,206)		12,073

U.S. GOVERNMENT AGENCIES 45.2%

Fannie Mae
0.000% due 03/25/2009 (b)	99	98
0.000% due 05/15/2030	12,489	4,161
2.666% due 07/25/2037	2,473	2,267
2.975% due 03/18/2031	1,013	994
3.199% due 10/25/2017	223	221
3.499% due 04/25/2032	209	211
4.250% due 04/25/2037	335	267
4.500% due 10/25/2023 - 09/01/2035	8,160	7,763
4.567% due 07/01/2035	866	871
5.000% due 11/25/2015 - 08/25/2036	18,993	17,114
5.125% due 07/16/2018	500	500
5.375% due 04/11/2022	11,900	12,308
5.380% due 07/01/2033	2,409	2,435
5.500% due 09/25/2024 - 12/01/2037	136,739	138,127
5.722% due 06/01/2043	1,276	1,268
5.723% due 03/01/2044	1,065	1,059
5.800% due 02/09/2026	15,000	15,861
6.000% due 05/17/2027	1,147	1,201
6.203% due 11/01/2034	496	501
6.210% due 08/06/2038	8,000	9,697
6.250% due 12/25/2013	6	6
6.500% due 11/25/2023 - 07/25/2031	6,104	6,407
6.556% due 10/01/2024	112	113
6.625% due 11/15/2030	900	1,117
6.745% due 04/01/2028	107	112
6.750% due 06/25/2032	5,857	6,047
6.824% due 12/01/2027	108	111
6.900% due 05/25/2023	257	276
6.950% due 07/25/2020	75	80
6.970% due 08/01/2026	19	19
7.000% due 06/25/2022 - 05/18/2027	4,354	4,741
7.047% due 11/01/2023	293	297
7.067% due 05/01/2025	33	34
7.077% due 10/01/2024	2	2
7.132% due 02/01/2028	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 07/01/2032	$11	$12
7.800% due 10/25/2022	35	38
9.000% due 08/01/2021 - 06/01/2027	79	88

Farmer Mac
7.316% due 07/25/2011	1,823	1,843

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	20,776
5.050% due 03/28/2019	1,000	1,068
5.125% due 07/09/2029	675	697
5.150% due 03/25/2020	1,000	1,066
5.750% due 12/07/2028	500	557

Federal Home Loan Bank
5.125% due 12/29/2008	45,000	45,957
5.250% due 09/12/2014 - 07/24/2018	31,400	32,972
5.300% due 06/26/2023	2,000	2,003

Federal Housing Administration
6.896% due 07/01/2020	1,469	1,477
7.000% due 11/25/2019	377	380
7.430% due 11/01/2019 - 06/01/2024	796	804

Freddie Mac
0.000% due 12/11/2025	34,600	14,324
3.048% due 02/15/2019	12,453	12,376
3.218% due 01/15/2033	596	581
3.318% due 06/15/2030 - 12/15/2032	833	818
3.368% due 06/15/2031	271	266
4.000% due 11/15/2018	12,632	12,197
4.500% due 12/15/2019 - 07/15/2035	42,590	39,155
4.750% due 01/19/2016	19,400	20,521
5.000% due 03/18/2014 - 09/15/2035	58,146	54,575
5.200% due 10/25/2023	100	101
5.400% due 03/17/2021	20,000	21,530
5.500% due 11/15/2023 - 09/01/2037	33,139	32,827
5.625% due 11/23/2035	21,800	22,744
5.722% due 10/25/2044	9,138	9,051
5.922% due 07/25/2044	2,490	2,432
6.000% due 04/15/2034 - 05/15/2036	92,091	91,012
6.250% due 09/15/2023	4,537	4,765
6.271% due 01/01/2028	23	23
6.342% due 01/01/2028	175	177
6.460% due 02/01/2028	240	245
6.500% due 11/15/2008 (a)	8	0
6.500% due 11/15/2023 - 10/25/2043	2,631	2,799
7.000% due 07/15/2022 - 01/15/2024	814	870
7.000% due 12/15/2023 (a)	25	1
7.029% due 12/01/2024	61	63
7.112% due 10/01/2026	61	62
7.125% due 05/01/2022	7	7
7.171% due 06/01/2022	8	8
7.200% due 09/01/2027	40	41

Ginnie Mae
3.486% due 03/20/2031	1,322	1,313
5.000% due 09/20/2035	27,440	23,357
5.125% due 12/20/2017 - 11/20/2027	347	347
5.500% due 02/20/2033	1,724	1,762
5.625% due 09/20/2017 - 09/20/2026	582	588
6.000% due 08/20/2033	2,648	2,728
6.375% due 02/20/2017 - 05/20/2030	1,651	1,689
6.500% due 03/20/2021 - 05/20/2032	379	389
7.000% due 03/16/2029	468	465

See Accompanying Notes	Annual Report	March 31, 2008	127

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Overseas Private Investment Corp.
4.736% due 03/15/2022	$4,138	$4,128

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,731

Small Business Administration
5.240% due 08/01/2023	5,485	5,621

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,641
4.875% due 01/15/2048	11,700	11,515
5.375% due 04/01/2056	18,000	19,134

Total U.S. Government Agencies (Cost $757,254)		778,026

U.S. TREASURY OBLIGATIONS 18.2%

Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	14,257	14,684
2.375% due 01/15/2025	11,287	12,273

U.S. Treasury Bonds
4.500% due 02/15/2036	1,000	1,034
4.750% due 02/15/2037	16,600	17,867
5.000% due 05/15/2037	63,300	70,847
6.250% due 08/15/2023	109,400	134,639
8.750% due 08/15/2020	3,600	5,287

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,352
4.250% due 08/15/2014	500	547

U.S. Treasury Strips
0.000% due 05/15/2021	30,000	16,903
0.000% due 11/15/2024	2,100	989
0.000% due 02/15/2032	22,500	7,814
0.000% due 08/15/2032	22,500	7,642
0.000% due 02/15/2033	38,400	12,757

Total U.S. Treasury Obligations (Cost $304,371)		313,635

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,740

Banc of America Funding Corp.
4.622% due 02/20/2036	8,707	8,341

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,217	6,911
4.488% due 02/25/2034	1,345	1,258
4.750% due 10/25/2035	9,982	9,472
4.760% due 01/25/2034	526	506
5.401% due 04/25/2033	582	542
6.764% due 02/25/2033	73	68

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	1,663	1,368

Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	38	38

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,691	1,284
2.809% due 05/25/2035	1,547	1,224
5.500% due 10/25/2033	6,400	4,493

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	526	409
2.919% due 03/25/2035	2,691	2,013
2.939% due 06/25/2035	2,210	1,948
6.000% due 10/25/2034	5,148	4,015

CS First Boston Mortgage Securities Corp.
5.104% due 07/25/2033	1,461	1,400

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	964	898

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,414	1,362

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	$222	$200

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	1,265	1,012

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	952	880

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.779% due 05/19/2035	1,251	986
2.799% due 03/19/2037	1,284	968
5.219% due 07/19/2035	2,468	2,432

Impac CMB Trust
2.849% due 10/25/2035	8,247	5,895
5.749% due 09/25/2034	2,968	2,821

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	4,486

MASTR Asset Securitization Trust
5.500% due 09/25/2033	738	710

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	7,400	6,204

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	1,191	925
2.999% due 01/25/2033	213	191
2.999% due 03/25/2033	557	484
6.000% due 06/25/2036	4,751	4,207

Sequoia Mortgage Trust
2.886% due 07/20/2033	1,248	1,191

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	4,366	3,318

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	341	324
2.809% due 04/25/2036	7,382	5,600
2.819% due 05/25/2036	398	302
2.979% due 10/19/2033	296	264

Structured Asset Securities Corp.
7.108% due 01/25/2032	4	3

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	478	469

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	823	774

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	1,017	788
2.859% due 11/25/2045	92	74
2.889% due 10/25/2045	1,839	1,469
2.909% due 01/25/2045	1,924	1,536
3.139% due 12/25/2027	1,482	1,346
5.136% due 12/25/2046	1,485	1,155
5.326% due 02/25/2046	2,605	2,028
5.326% due 08/25/2046	7,216	5,040
5.572% due 08/25/2046	945	775
5.718% due 05/25/2041	248	231
5.726% due 06/25/2042	134	122
5.726% due 08/25/2042	70	64

Wells Fargo Mortgage-Backed Securities Trust
5.109% due 03/25/2036	7,042	6,754

Total Mortgage-Backed Securities (Cost $138,153)		119,147

ASSET-BACKED SECURITIES 4.1%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 07/25/2036	1,077	1,058
2.679% due 02/25/2036	49	49
2.679% due 10/25/2036	774	751

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ameriquest Mortgage Securities, Inc.
2.739% due 03/25/2036	$902	$891

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	23	20

Argent Securities, Inc.
2.639% due 06/25/2036	133	132
2.649% due 09/25/2036	1,006	984
2.649% due 10/25/2036	1,701	1,664

Asset-Backed Securities Corp. Home Equity
2.659% due 07/25/2036	486	479
2.709% due 05/25/2036	1,654	1,640

Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	88	88
2.929% due 10/25/2032	307	266
3.099% due 11/25/2042	2,071	1,842

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	194	192
2.664% due 07/25/2036	90	90
2.919% due 10/25/2035	962	827

Chase Credit Card Master Trust
2.988% due 09/15/2011	3,900	3,869

Chase Funding Mortgage Loan Asset-Backed Certificates
3.099% due 10/25/2031	84	81

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	49	45

Citigroup Mortgage Loan Trust, Inc.
2.669% due 08/25/2036	302	299

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	1,359	1,331
2.649% due 01/25/2037	139	138
2.649% due 03/25/2037	2,261	2,171
2.709% due 10/25/2046	408	395
2.759% due 02/25/2036	404	372
2.759% due 11/25/2036	283	279
2.809% due 10/25/2035	118	116

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	393	376
2.689% due 12/25/2037	814	793

CS First Boston Mortgage Securities Corp.
2.849% due 01/25/2043	403	387

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	982	889
2.649% due 03/25/2037	3,598	3,453

First USA Credit Card Master Trust
2.935% due 04/18/2011	5,800	5,793

Fremont Home Loan Trust
2.659% due 01/25/2037	1,339	1,219

GSAMP Trust
2.719% due 12/25/2035	186	184

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

GSRPM Mortgage Loan Trust
2.719% due 03/25/2035	434	416

Home Equity Mortgage Trust
2.779% due 05/25/2036	9,472	7,952

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	8,762	8,146

Indymac Residential Asset-Backed Trust
2.749% due 03/25/2036	5,125	5,005

LA Arena Funding LLC
7.656% due 12/15/2026	83	80

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	1,049	1,013

128	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036	$188	$186

Morgan Stanley ABS Capital I
2.699% due 04/25/2036	2,000	1,952

Residential Asset Securities Corp.
2.669% due 07/25/2036	733	726
2.669% due 11/25/2036	714	681

SACO I, Inc.
2.979% due 11/25/2035	2,117	1,800

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	310	300
2.659% due 11/25/2036	1,074	1,036
2.739% due 02/25/2036	636	633

Structured Asset Securities Corp.
2.649% due 10/25/2036	1,094	1,061
2.709% due 04/25/2036	1,600	1,545

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	1,426	1,288

Total Asset-Backed Securities (Cost $74,495)		70,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 23.3%

COMMERCIAL PAPER 1.5%

Federal Home Loan Bank
1.500% due 04/01/2008	$25,900	$25,900

REPURCHASE AGREEMENTS 4.0%

Deutsche Bank AG
1.200% due 04/01/2008	65,000	65,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $66,372. Repurchase proceeds are $65,002.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,644	3,644
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $3,720. Repurchase proceeds are $3,644.)

		68,644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 17.8%
0.565% due 04/17/2008 - 07/17/2008 (c)(e)(f)(g)	$305,950	$305,665

Total Short-Term Instruments (Cost $400,352)		400,209

PURCHASED OPTIONS (k) 0.3%
(Cost $1,808)		5,187

Total Investments 107.7% (Cost $1,848,934)		$1,853,016

Written Options (l) (0.3%) (Premiums $3,117)		(5,800)

Other Assets and Liabilities (Net) (7.4%)		(125,976)

Net Assets (h) 100.0%		$1,721,240

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $2,218 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $8,631 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Cash of $22,160 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Short	03/2010	25	$(73)
U.S. Treasury 2-Year Note June Futures	Long	06/2008	107	(14)
U.S. Treasury 5-Year Note June Futures	Long	06/2008	260	141
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,134	738
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	3,940	(1,550)

				$(758)

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	CSFB	$2,800	$12
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.900%		03/20/2013	BNP	25,000	89
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	6,000	99
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	BEAR	5,000	798
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	2,350	137
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	5,000	548
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	3,000	196
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	2,900	208
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	BEAR	4,000	52
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	RBS	2,000	59
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	3,000	82
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	5,000	465

See Accompanying Notes	Annual Report	March 31, 2008	129

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	$4,400	$415
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	RBS	3,000	274
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	MSC	1,500	70
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC	900	25
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.670%		03/20/2018	GSC	25,000	22
Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	BEAR	3,000	64
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	5,000	253

							$4,126

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	$3,900	$16
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	13,400	491
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	24,500	1,075
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	264,200	12,510
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	RBS	77,900	357
Pay	3-Month USD-LIBOR	5.000%	12/20/2026	LEH	46,700	6,727
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	7,900	109

						$21,285

(k)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$398
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,600	195	1,595
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	74,400	654	964
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	631

							$1,808	$5,187

(l)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$400
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	332
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,700	196	1,117
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	694
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	332
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,800	138	1,124
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,900	621	976
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	627
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	173
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	25

							$3,117	$5,800

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$44,000	$44,536	$44,419
Fannie Mae	6.000%	04/01/2038	36,120	36,290	37,006
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,531	4,583

				$85,357	$86,008

(2)	Market value includes $41 of interest payable on short sales.

130	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$47,760	$39,727

Idearc, Inc.
4.700% due 11/17/2014	36,759	29,577

Total Bank Loan Obligations (Cost $82,433)		69,304

CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 21.8%

American Express Bank FSB
2.596% due 10/20/2009	23,800	23,640

American Express Centurion Bank
3.075% due 05/07/2008	21,000	20,996

American Express Credit Corp.
3.118% due 11/09/2009	32,600	31,917

American Honda Finance Corp.
3.085% due 08/05/2008	18,670	18,673

ANZ National International Ltd.
3.168% due 08/07/2009	5,700	5,690

Bank of America Corp.
2.681% due 09/25/2009	61,900	61,302
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	188,900	189,508

Bank of America N.A.
2.901% due 06/12/2009	12,000	11,940

Bank of Ireland
2.589% due 12/19/2008	4,100	4,097

Bank of New York Mellon Corp.
3.495% due 02/05/2010	63,300	63,333

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	20,800	19,776
3.160% due 08/21/2009	9,200	8,706
3.190% due 05/18/2010	64,800	60,302

Calabash Re Ltd.
11.200% due 01/08/2010	4,700	4,769
13.700% due 01/08/2010	4,500	4,643

Capital One Financial Corp.
3.270% due 09/10/2009	100,770	91,329

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	1,800	1,800

CIT Group, Inc.
2.729% due 12/19/2008	31,200	28,121
3.100% due 06/08/2009	1,350	1,118
3.190% due 08/17/2009	48,100	40,422
3.215% due 08/15/2008	2,000	1,846
3.302% due 05/23/2008	9,200	9,017

Citigroup Funding, Inc.
2.599% due 04/23/2009	76,520	75,597
2.606% due 06/26/2009	17,975	17,723
2.980% due 12/08/2008	23,100	22,885

Citigroup, Inc.
2.701% due 12/28/2009	22,100	21,645
3.162% due 05/02/2008	33,000	32,988
5.100% due 09/29/2011	1,500	1,501

Countrywide Financial Corp.
4.786% due 01/05/2009	5,000	4,681

Credit Agricole S.A.
3.090% due 05/28/2009	17,600	17,619
3.140% due 05/28/2010	24,400	24,420

DnB NOR Bank ASA
4.447% due 10/13/2009	18,900	18,924

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	$9,200	$8,766
7.250% due 10/25/2011	900	740
7.375% due 10/28/2009	13,000	11,857
7.375% due 02/01/2011	600	501

General Electric Capital Corp.
2.840% due 03/16/2009	10,000	9,986
2.931% due 03/12/2010	35,400	35,225
3.689% due 02/01/2011	63,300	62,852
3.964% due 01/20/2010	39,800	39,544
4.686% due 01/05/2009	24,400	24,382
4.706% due 10/06/2010	12,200	12,005

General Motors Acceptance Corp.
7.430% due 12/01/2021	92	93

GMAC LLC
6.000% due 12/15/2011	3,500	2,620

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	36,400	36,146
2.689% due 06/23/2009	14,200	14,020
2.746% due 03/30/2009	20,800	20,597
3.186% due 11/10/2008	31,800	31,636
3.406% due 07/29/2008	21,600	21,550
4.178% due 07/23/2009	600	595

HSBC Bank USA N.A.
3.130% due 06/10/2009	9,200	9,174

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	21,596

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	894

HSBC Finance Corp.
2.930% due 09/15/2008	16,600	16,443
8.000% due 07/15/2010	12,000	12,677

ICICI Bank Ltd.
4.917% due 01/12/2010	32,200	30,825

John Deere Capital Corp.
4.500% due 08/25/2008	900	904

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	10,900	10,394
3.170% due 08/21/2009	43,100	41,290
3.232% due 05/25/2010	1,400	1,253
3.346% due 11/10/2009	15,000	13,590
3.984% due 10/22/2008	29,970	29,188
5.625% due 01/24/2013	5,300	5,161

Longpoint Re Ltd.
8.050% due 05/08/2010	8,500	8,617

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	21,000	20,472
3.158% due 08/14/2009	23,000	22,536
3.531% due 07/25/2011	32,700	29,766
3.888% due 10/23/2008	25,500	25,415

Morgan Stanley
2.639% due 11/21/2008	16,460	16,363
3.206% due 02/09/2009	30,000	29,664
4.348% due 01/15/2010	30,900	29,555

Mystic Re Ltd.
9.390% due 12/05/2008	26,900	26,674
13.090% due 06/07/2011	6,400	6,608

National Australia Bank Ltd.
2.979% due 09/11/2009	23,500	23,489
3.578% due 02/08/2010	109,600	109,653

Osiris Capital PLC
7.108% due 01/15/2010	11,000	10,936

Phoenix Quake Ltd.
5.148% due 07/03/2008	6,500	6,500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	6,400	6,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	$3,000	$2,958

PNC Bank N.A.
3.689% due 02/01/2010	73,400	73,300

Pricoa Global Funding I
2.981% due 09/12/2008	10,000	10,000
3.136% due 03/03/2009	22,000	21,992

Regions Financial Corp.
4.500% due 08/08/2008	19,318	19,397

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	1,800	1,842

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	49,100	49,022
9.118% due 03/31/2049	37,207	37,560

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	4,700	4,686
3.205% due 02/06/2009	200	199

SLM Corp.
3.471% due 07/27/2009	16,200	13,634
3.491% due 07/26/2010	5,200	4,097

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	9,992

U.S. Bancorp
3.512% due 02/04/2010	37,820	37,568

VTB Capital S.A.
3.839% due 08/01/2008	20,500	20,295

Wachovia Bank N.A.
2.639% due 03/23/2009	17,850	17,686

Wachovia Corp.
3.126% due 12/01/2009	25,600	24,926
3.301% due 10/28/2008	21,900	21,777
7.980% due 02/28/2049	176,000	173,454

Wells Fargo & Co.
3.674% due 01/29/2010	70,100	69,778
4.477% due 01/12/2011	6,600	6,468

Westpac Banking Corp.
3.040% due 06/06/2008	13,300	13,298

		2,484,243

INDUSTRIALS 1.5%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,700	4,613

Cisco Systems, Inc.
3.158% due 02/20/2009	2,400	2,400

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,610

Daimler Finance North America LLC
3.218% due 03/13/2009	28,600	28,253
3.562% due 08/03/2009	23,000	22,650
4.050% due 06/04/2008	80	80

El Paso Corp.
7.625% due 09/01/2008	1,075	1,090

General Mills, Inc.
4.024% due 01/22/2010	17,700	17,333

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,694

Time Warner, Inc.
3.300% due 11/13/2009	17,400	16,668

Transocean, Inc.
3.214% due 09/05/2008	23,000	22,888

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	47,000	47,005

		175,284

See Accompanying Notes	Annual Report	March 31, 2008	131

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.9%

AT&T, Inc.
3.195% due 02/05/2010	$11,700	$11,595

BellSouth Corp.
3.165% due 08/15/2008	38,950	38,903

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,025

Public Service Electric & Gas Co.
3.776% due 03/12/2010	51,300	51,259

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,600

Southern California Edison Co.
3.212% due 02/02/2009	20,470	19,769

Telecom Italia Capital S.A.
4.561% due 07/18/2011	24,000	21,442

Telefonica Emisones SAU
2.842% due 06/19/2009	33,000	32,152

		211,745

Total Corporate Bonds & Notes (Cost $2,926,671)		2,871,272

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	28,000	27,817

Total Commodity Index-Linked Notes (Cost $28,000)		27,817

U.S. GOVERNMENT AGENCIES 34.3%

Fannie Mae
0.950% due 03/25/2009 (b)	201	1
2.666% due 12/25/2036	10,465	10,055
2.799% due 10/27/2037	107,300	101,647
2.949% due 03/25/2044	884	873
2.999% due 05/25/2031 - 06/25/2032	3,152	3,049
3.199% due 05/25/2030	732	731
3.225% due 04/25/2022	17	16
3.249% due 05/25/2030	732	732
4.000% due 05/01/2011	220	223
4.250% due 05/25/2033	9,449	9,341
4.500% due 06/01/2011 - 08/01/2035	4,704	4,780
4.532% due 09/01/2035	10,837	10,912
4.535% due 04/01/2034	2,150	2,154
4.623% due 07/01/2035	11,844	11,989
4.642% due 07/01/2035	13,844	14,014
4.665% due 05/01/2035	9,727	9,843
4.669% due 01/01/2035	16,114	16,308
4.712% due 03/01/2035	1,835	1,862
4.747% due 03/01/2035	20,070	20,488
4.929% due 10/01/2035	7,955	8,127
5.000% due 12/01/2013 - 03/01/2038	1,189,837	1,204,643
5.029% due 06/01/2035	4,266	4,338
5.039% due 03/01/2035	6,314	6,475
5.320% due 06/01/2017	16	16
5.379% due 09/01/2032	1,997	2,009
5.420% due 08/01/2017	7	7
5.422% due 07/01/2018 - 02/01/2028	141	141
5.424% due 12/01/2017	26	26
5.498% due 11/01/2017	37	36
5.500% due 10/01/2008 - 04/01/2038	1,009,383	1,022,501
5.625% due 07/01/2017	57	57
5.632% due 04/01/2018	1,039	1,037
5.697% due 07/01/2017	55	56
5.722% due 07/01/2042 - 07/01/2044	14,924	14,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.772% due 09/01/2041	$22,097	$21,879
5.922% due 10/01/2030 - 11/01/2039	1,990	1,986
6.000% due 03/01/2009 - 04/01/2038	184,703	189,783
6.002% due 01/01/2021	35	35
6.076% due 01/01/2024	153	156
6.206% due 11/01/2017	64	64
6.270% due 08/01/2029	963	988
6.292% due 07/25/2017	542	572
6.295% due 11/01/2018	5	4
6.371% due 01/01/2024	11	11
6.500% due 03/25/2009 (b)	48	2
6.500% due 08/01/2029 - 12/25/2042	120,506	125,728
6.863% due 04/01/2024	235	241
6.961% due 11/01/2027	111	112
6.977% due 06/01/2022	8	8
7.000% due 05/01/2012 - 01/01/2032	1,282	1,289
7.132% due 02/01/2028	298	302
7.257% due 07/01/2023	92	93
7.436% due 10/01/2024	184	188
7.500% due 02/01/2013	4	4
8.000% due 04/01/2030 - 11/01/2031	3,231	3,502
8.500% due 02/01/2017 - 04/01/2025	153	168
8.800% due 01/25/2019	98	108
9.000% due 03/25/2021 - 01/01/2025	350	390
9.250% due 10/25/2018	6	7
9.500% due 03/25/2020 - 11/01/2025	787	876
10.000% due 10/01/2009 - 05/01/2022	32	34
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	4	5
11.250% due 10/01/2015	7	8
11.500% due 11/01/2019 - 02/01/2020	3	3
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,775	4,819

Freddie Mac
2.859% due 08/25/2031	4,427	4,358
2.879% due 09/25/2031	7,402	7,398
2.968% due 07/15/2019 - 10/15/2020	327,326	316,699
3.000% due 02/15/2023	34	34
3.048% due 02/15/2019	108,955	108,278
3.118% due 05/15/2036	16,972	16,383
3.168% due 12/15/2030	14,259	13,945
3.218% due 06/15/2018	4,620	4,564
3.268% due 11/15/2030	12	12
3.825% due 10/15/2020	62	62
3.875% due 03/15/2021	35	35
4.000% due 09/15/2015	195	197
4.000% due 01/15/2024 (b)	3,904	525
4.458% due 03/01/2035	6,181	6,233
4.500% due 02/15/2015 - 06/01/2018	47,763	48,470
4.599% due 04/01/2035	13,334	13,329
4.630% due 04/01/2035	10,205	10,225
4.701% due 06/01/2035	52,587	53,479
4.704% due 08/01/2035	90,442	91,106
4.729% due 03/01/2035	10,400	10,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.792% due 08/01/2035	$20,484	$20,646
4.883% due 04/01/2035	2,559	2,599
4.909% due 07/01/2035	23,732	24,124
4.960% due 03/01/2035	2,503	2,544
5.000% due 04/01/2013 - 07/15/2024	65,789	66,684
5.048% due 04/01/2035	4,735	4,837
5.500% due 02/15/2014 - 03/01/2037	73,643	74,852
5.591% due 08/15/2032	831	826
5.922% due 07/25/2044	848	828
6.000% due 03/01/2011 - 11/01/2037	35,512	36,526
6.365% due 01/01/2024	100	102
6.373% due 11/01/2022	282	287
6.500% due 01/01/2017 - 07/25/2043	62,282	65,102
6.602% due 02/01/2020	324	335
6.926% due 10/01/2027	30	30
7.000% due 01/01/2030 - 04/01/2032	79	83
7.022% due 06/01/2024	74	75
7.024% due 01/01/2024	127	129
7.046% due 11/01/2023	46	47
7.065% due 07/01/2018	56	57
7.119% due 10/01/2023	131	133
7.130% due 12/01/2022	45	46
7.152% due 09/01/2023	21	22
7.250% due 02/01/2023	2	1
7.335% due 03/01/2024	1	1
7.500% due 07/15/2030	618	626
8.000% due 01/01/2012 - 12/01/2024	401	428
8.500% due 06/01/2009 - 11/01/2025	870	964
9.000% due 12/15/2020 - 08/01/2022	323	341
9.500% due 03/01/2010 - 09/01/2021	106	115
9.750% due 11/01/2008	5	5
10.000% due 03/01/2016 - 05/15/2020	49	53
10.500% due 10/01/2010 - 05/01/2014	1	1
10.750% due 09/01/2009 - 08/01/2011	8	8
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.368% due 12/16/2025	154	152
5.125% due 10/20/2023 - 12/20/2027	3,130	3,126
5.625% due 08/20/2022 - 07/20/2030	4,247	4,282
6.000% due 01/15/2029 - 06/15/2037	6,119	6,260
6.375% due 04/20/2016 - 05/20/2030	6,894	7,057
6.500% due 03/20/2019 - 05/15/2034	299	308
7.000% due 03/15/2011 - 10/15/2011	16	16
7.500% due 03/15/2022 - 09/15/2031	270	291
8.000% due 05/15/2016 - 06/20/2031	2,328	2,537
8.500% due 12/15/2021 - 08/15/2030	72	79
9.000% due 03/15/2017 - 11/15/2030	286	315
9.500% due 10/15/2016 - 06/15/2025	26	29
9.750% due 08/15/2017	21	24

132	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.000% due 10/15/2013 - 11/15/2020	$6	$7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	6	7

Small Business Administration
7.640% due 03/10/2010	164	171

Vendee Mortgage Trust
6.500% due 05/15/2029	41,881	45,498

Total U.S. Government Agencies (Cost $3,891,126)		3,916,127

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
3.375% due 12/15/2008	3,000	3,042

Total U.S. Treasury Obligations (Cost $3,038)		3,042

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	52,959	47,776
4.390% due 02/25/2045	14,802	13,526
4.440% due 02/25/2045	50,323	45,290

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	2,175	2,174

Banc of America Funding Corp.
4.113% due 05/25/2035	260,898	247,964

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	509	498
6.500% due 10/25/2031	7,683	7,482

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,361	14,710
4.625% due 10/25/2035	57,275	54,273
4.750% due 10/25/2035	164,675	155,551
4.760% due 01/25/2034	15,444	14,834
5.031% due 04/25/2033	9,882	9,617
5.437% due 04/25/2033	24,917	23,200
5.550% due 02/25/2033	2,049	1,897
6.099% due 11/25/2030	136	131
6.764% due 02/25/2033	1,335	1,255

Bear Stearns Alt-A Trust
5.229% due 03/25/2035	31,990	27,191
5.371% due 05/25/2035	32,480	28,146
5.706% due 09/25/2035	8,705	7,159

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	33,491	29,328

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,133	2,026
5.681% due 01/26/2036	17,636	14,927

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	10,357	10,358

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	13,526	10,269
2.879% due 02/25/2037	14,153	11,133
6.500% due 06/25/2033	1,477	1,481

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	4,649	3,677
4.723% due 02/20/2035	30,140	29,220
4.800% due 11/25/2034	17,137	16,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2036	$29,424	$23,869

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	13,508	13,463
5.215% due 03/25/2032	2,836	2,563
6.556% due 06/25/2032	64	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	10,214	9,851

DLJ Acceptance Trust
11.000% due 08/01/2019	68	71

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	184	187

Drexel Burnham Lambert CMO Trust
3.869% due 05/01/2016	3	3

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	19,605	17,507

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	8,495	8,458

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	18,343	16,528
2.679% due 01/25/2047	19,435	18,458

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	9,902	9,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	97,953	92,342
4.749% due 09/25/2035	12,272	11,568
6.000% due 03/25/2032	1,136	1,088

Harborview Mortgage Loan Trust
5.137% due 07/19/2035	14,222	13,601

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	9,322	8,781

Imperial Savings Association
6.503% due 02/25/2018	39	39

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	11,495	10,708

JPMorgan Mortgage Trust
5.023% due 02/25/2035	23,763	21,630

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	17,901	17,875

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	4,391	4,131

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	27,135	26,389

MASTR Asset Securitization Trust
5.500% due 09/25/2033	25,735	24,733

Mellon Residential Funding Corp.
3.601% due 06/15/2030	21,700	20,652

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	14,439	11,604
4.489% due 02/25/2035	32,529	29,767
6.033% due 05/25/2033	16,695	15,478

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,848	2,573
4.250% due 10/25/2035	15,389	14,856

Morgan Stanley Capital I
2.878% due 10/15/2020	5,788	5,384

Prime Mortgage Trust
2.999% due 02/25/2019	1,388	1,313
2.999% due 02/25/2034	7,004	6,328

Prudential-Bache CMO Trust
8.400% due 03/20/2021	184	184

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,955	1,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Resecuritization Mortgage Trust
2.856% due 04/26/2021	$35	$35

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	20	19

Sears Mortgage Securities
12.000% due 02/25/2014	8	8

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	7,249	5,376
2.879% due 02/25/2036	7,239	5,673
2.889% due 09/19/2032	6,841	6,237
9.515% due 06/25/2029	605	658

Structured Asset Securities Corp.
6.150% due 07/25/2032	155	144
7.108% due 01/25/2032	165	158

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	19,115	18,129

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	32,261	29,735
2.908% due 09/15/2021	16,331	15,348

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	6,547	5,230
2.909% due 01/25/2045	433	346
4.229% due 03/25/2034	6,253	6,241
5.056% due 01/25/2047	10,204	8,395
5.136% due 12/25/2046	46,780	36,386
5.220% due 02/27/2034	11,978	11,392
5.526% due 11/25/2042	2,525	2,400
5.726% due 06/25/2042	4,969	4,519
5.726% due 08/25/2042	3,448	3,174
5.826% due 09/25/2046	16,828	13,847

Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 02/25/2033	304	303
7.020% due 02/25/2033	111	109

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,865	6,260
4.950% due 03/25/2036	33,099	31,554
5.387% due 08/25/2035	8,017	7,688

Total Mortgage-Backed Securities (Cost $1,632,589)		1,513,671

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	6,225	5,978

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	744	659

Argent Securities, Inc.
2.649% due 09/25/2036	6,309	6,170

Asset-Backed Funding Certificates
2.659% due 10/25/2036	5,744	5,574
2.659% due 01/25/2037	10,063	9,427

Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036	2,532	2,435
3.338% due 06/15/2031	7	6

BA Credit Card
3.521% due 08/15/2011	82,800	82,784

BA Credit Card Trust
3.890% due 04/15/2013	14,900	14,754

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	4,864	4,567
2.679% due 10/25/2036	7,308	6,948
2.799% due 09/25/2034	409	408
3.049% due 03/25/2043	5,169	5,025
3.599% due 10/25/2037	35,179	31,701

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	1,635	1,543
2.919% due 10/25/2035	18,953	16,291

See Accompanying Notes	Annual Report	March 31, 2008	133

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	$1,524	$1,514

Chase Issuance Trust
2.808% due 07/15/2011	1,300	1,287
2.828% due 02/15/2011	2,300	2,286

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	994	920

Citibank Credit Card Issuance Trust
3.770% due 05/18/2011	85,700	85,767

Citigroup Mortgage Loan Trust, Inc.
2.699% due 10/25/2036	16,595	15,040

Community Program Loan Trust
4.500% due 10/01/2018	4,425	4,406

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	11,625	11,201
2.649% due 12/25/2046	5,041	4,901
2.649% due 03/25/2047	11,031	10,814

Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	2,901	2,827

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	41,000	40,894
4.980% due 02/08/2011	16,000	16,196

Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	10,642	9,935

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	36,143	32,720
2.649% due 12/25/2036	3,000	2,845
2.659% due 06/25/2036	7,941	7,647

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	32,900	32,795
4.360% due 06/15/2010	4,050	4,078
5.292% due 10/15/2008	11,613	11,641

Fremont Home Loan Trust
2.659% due 01/25/2037	10,850	9,873
2.669% due 02/25/2037	5,428	5,307
2.699% due 05/25/2036	12,383	11,788

GSAMP Trust
2.639% due 10/25/2046	8,412	8,027
2.669% due 09/25/2036	5,266	5,105
2.669% due 12/25/2036	17,637	16,932

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	3,455	2,875
2.826% due 01/20/2034	17,467	14,178
2.886% due 09/20/2033	7,867	7,479

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,416	1,303
2.649% due 12/25/2036	10,033	9,328

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	9,308	8,936

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	3,978	3,754
2.649% due 08/25/2036	6,863	6,631
2.669% due 11/25/2036	4,674	4,457

Lehman XS Trust
2.669% due 05/25/2046	4,468	4,240

Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	10,465	9,948
2.659% due 10/25/2036	4,705	4,544
2.689% due 01/25/2046	614	612
2.879% due 10/25/2034	589	533

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	8,949	8,618

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	6,726	6,536

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.639% due 01/25/2037		$14,363	$13,787
2.649% due 10/25/2036		6,159	5,983

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		2,680	2,539

Option One Mortgage Loan Trust
2.649% due 01/25/2037		17,478	16,454

Renaissance Home Equity Loan Trust
3.299% due 08/25/2032		40	36

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		5,113	4,940
2.699% due 09/25/2045		1,318	1,312

Residential Asset Securities Corp.
2.639% due 08/25/2036		5,746	5,666
2.669% due 11/25/2036		22,852	21,786
3.059% due 06/25/2031		4	3

Saxon Asset Securities Trust
2.659% due 10/25/2046		5,022	4,842

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		5,048	4,806
2.659% due 12/25/2036		25,404	23,063
2.729% due 05/25/2037		3,986	3,736

SLM Student Loan Trust
3.470% due 01/26/2015		6,400	6,366
4.237% due 07/25/2013		14,100	14,109
4.487% due 10/25/2017		40,400	39,308

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		9,076	8,756

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		3,514	3,328
2.659% due 01/25/2038		9,713	9,296

Structured Asset Securities Corp.
2.649% due 10/25/2036		16,593	16,086
2.889% due 01/25/2033		754	682
4.930% due 01/25/2035		863	847

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		8,372	8,082

WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		226	224

Total Asset-Backed Securities (Cost $892,311)			861,025

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $2,200)			2,134

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Countrywide Home Loans, Inc.
4.823% due 11/24/2008	EUR	20,000	28,733

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,852

Total Foreign Currency-Denominated Issues (Cost $39,503)			41,585

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%

Bank of America Corp.
7.250% due 12/31/2049		63,000	65,079

Total Convertible Preferred Stocks (Cost $63,000)			65,079

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	10,229	$106,637

Total Preferred Stocks (Cost $107,856)		106,637

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 2.5%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$13,900	13,860

Bank of Ireland
4.298% due 01/15/2010	5,000	4,916

Calyon Financial, Inc.
4.035% due 01/16/2009	37,700	37,676

Citibank New York N.A.
3.100% due 05/07/2008	75,000	75,000

Dexia Credit Local S.A.
2.654% due 09/29/2008	21,800	21,806

Fortis Bank NY
2.622% due 04/28/2008	7,400	7,399
2.649% due 06/30/2008	15,400	15,395

HSBC Bank USA N.A.
3.294% due 07/28/2008	22,400	22,424

Nordea Bank Finland PLC
3.028% due 05/28/2008	16,800	16,809
3.046% due 04/09/2009	42,600	42,574

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	11,000	10,997

Wachovia Bank N.A.
2.668% due 10/03/2008	21,300	21,215

		290,071

COMMERCIAL PAPER 11.9%

ABN AMRO N.A. Finance
3.000% due 05/13/2008	6,200	6,178
4.500% due 04/07/2008	42,100	42,068

ASB Finance Ltd.
4.550% due 04/21/2008	500	499

Banco Santander Central Hispano S.A.
3.000% due 05/01/2008	1,000	997
4.340% due 04/09/2008	4,600	4,596

Bank of America Corp.
2.920% due 05/14/2008	400	399

Barclays U.S. Funding Corp.
3.095% due 05/05/2008	11,300	11,267
3.125% due 04/23/2008	1,600	1,597

Calyon Financial, Inc.
3.010% due 04/25/2008	3,400	3,393
3.030% due 04/04/2008	9,400	9,398
3.050% due 04/04/2008	68,200	68,183
4.300% due 04/07/2008	11,200	11,192

CBA (de) Finance
2.980% due 05/01/2008	6,100	6,085
2.980% due 05/14/2008	49,500	49,324
3.020% due 04/07/2008	1,700	1,699
3.030% due 04/09/2008	600	600
3.090% due 04/17/2008	37,700	37,648
4.510% due 04/02/2008	3,400	3,400

Danske Corp.
3.075% due 04/01/2008	104,600	104,600

Federal Home Loan Bank
1.500% due 04/01/2008	139,000	139,000

134	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.870% due 06/06/2008	$200	$199
3.100% due 04/25/2008	23,025	22,977

ING Funding LLC
2.990% due 04/14/2008	1,500	1,498
3.000% due 04/09/2008	7,400	7,395
3.160% due 04/18/2008	9,450	9,436
4.450% due 04/04/2008	1,900	1,899

Nordea N.A., Inc.
3.020% due 04/15/2008	3,000	2,996

Royal Bank of Scotland Group PLC
3.000% due 05/14/2008	2,900	2,890
3.020% due 04/28/2008	10,900	10,875
3.040% due 05/22/2008	4,700	4,680
3.050% due 04/14/2008	5,000	4,994
3.070% due 04/24/2008	12,100	12,076
3.100% due 04/30/2008	3,400	3,392
4.420% due 04/09/2008	500	500
4.520% due 04/02/2008	200	200

San Paolo U.S. Financial Co.
3.020% due 04/04/2008	13,900	13,897
3.030% due 04/30/2008	400	399
3.810% due 04/07/2008	200	200

Stadshypotek, Inc.
3.040% due 04/04/2008	3,300	3,299

Svenska Handelsbanken AB
3.015% due 04/17/2008	700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.020% due 04/17/2008	$5,100	$5,093
3.050% due 04/08/2008	70,800	70,758
4.500% due 04/02/2008	14,772	14,770

Swedbank AB
4.450% due 04/08/2008	6,000	5,995

UBS Finance Delaware LLC
2.940% due 06/06/2008	10,000	9,949
3.010% due 04/23/2008	300	299
3.070% due 04/23/2008	249,300	248,832
3.110% due 04/30/2008	79,300	79,101

Unicredito Italiano SpA
3.100% due 05/05/2008	12,300	12,264

Westpac Banking Corp.
3.070% due 05/06/2008	305,000	304,090

Westpac Trust Securities NZ Ltd.
4.615% due 04/04/2008	1,200	1,200

		1,358,975

REPURCHASE AGREEMENTS 0.9%

Deutsche Bank AG
1.200% due 04/01/2008	90,400	90,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $92,308. Repurchase proceeds are $90,403.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$9,182	$9,182
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $9,370. Repurchase proceeds are $9,182.)

		99,582

U.S. TREASURY BILLS 0.5%
1.346% due 05/29/2008 - 06/12/2008 (c)(d)	60,550	60,244

Total Short-Term Instruments (Cost $1,809,222)		1,808,872

PURCHASED OPTIONS (h) 0.4%
(Cost $10,365)		40,040

Total Investments 99.2% (Cost $11,488,314)		$11,326,605

Written Options (i) (0.3%) (Premiums $10,094)		(31,150)

Other Assets and Liabilities (Net) 1.1%		121,756

Net Assets (e) 100.0%		$11,417,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $52,733 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $161,075 and derivative instruments with an aggregate depreciation of ($1,688) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $55,350 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	18,716	$126,467
90-Day Eurodollar December Futures	Long	12/2009	865	(16)
90-Day Eurodollar June Futures	Long	06/2008	11,393	72,402
90-Day Eurodollar June Futures	Long	06/2009	865	63
90-Day Eurodollar March Futures	Long	03/2009	9,569	46,908
90-Day Eurodollar September Futures	Long	09/2008	4,979	38,824
90-Day Eurodollar September Futures	Long	09/2009	1,824	2,624
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,757	(776)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	3,978	(4,393)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,118	2,042
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	3,575	(4,097)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,155	2,858
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,259	4,351
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	704	1,894
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,319	4,128
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,778	8,559

				$301,938

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$17,000	$93
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	20,500	261

See Accompanying Notes	Annual Report	March 31, 2008	135

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$5,000	$61
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	43,300	(173)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	4,500	(744)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	7,500	(1,230)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	JPM	10,000	(1,629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	2,000	(247)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	2,200	(270)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	1,000	(120)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	1,300	(155)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	2,000	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	LEH	2,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	MSC	5,000	24
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	3,300	(639)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	700	(135)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	1,800	(343)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	800	(152)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	600	(104)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	BCLY	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	GSC	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	1,100	(101)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	15,900	644
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,200	(423)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,200	(367)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	5,500	(1,343)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	4,300	(1,050)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	7,500	(1,823)
GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	JPM	10,000	(2,401)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,000	(466)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	13,000	(3,026)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,800	(648)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	2,000	(462)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	8,300	(1,691)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	84,200	(405)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	BNP	10,000	(231)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,500	(86)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BNP	25,000	(565)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	JPM	5,000	(123)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	7,200	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	43,300	(408)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	6,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	4,900	(119)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	3,600	(61)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	3,200	(4)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	4,900	(293)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	38,400	(2,285)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	500	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	6,000	(12)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	20,000	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	6,000	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	43,300	(246)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	6,200	(661)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	6,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	8,000	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	4,300	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	43,300	(611)

						$(26,816)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$133,500	$6,678
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	38,554	(1,561)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	8,943	(361)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	10,334	(402)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	5,500	(543)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	2,800	(275)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	1,900	(187)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	3,900	(350)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	3,000	(268)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	1,700	(149)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	4,700	(409)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	2,800	(243)

136	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	$1,800	$(155)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	1,800	(154)
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	22,200	199
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	40,300	377

						$2,197

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$307,400	$935
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		839,400	4,232
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		99,200	(2,072)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		141,400	(953)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		318,300	(3,699)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		8,500	(581)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	23,900	111
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		9,100	78
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		25,800	(565)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		7,000	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		7,100	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		7,600	(170)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		25,100	(611)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	214
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	31,000	(153)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		44,900	390
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	166
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	86
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	55
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	32
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	89
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		98,400	(1,978)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	674
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(3,123)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(336)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	125,800	100
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		48,800	164
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	49,200	(714)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		32,100	(439)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		12,800	(170)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		21,200	3
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		19,300	52
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		58,100	(419)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(65)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(722)

							$(9,780)

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$2,963
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	647,000	3,065	26,733
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	3,793
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	3,475
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	2,280

							$10,365	$40,040

See Accompanying Notes	Annual Report	March 31, 2008	137

Schedule of Investments  Low Duration Fund  (Cont.)

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$1,535
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	1,436
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	281,000	3,091	18,800
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	2,670
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,229	3,505
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	940
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	2,264

							$10,094	$31,150

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$435,010	$436,792	$439,156
Fannie Mae	5.000%	04/01/2038	20,000	19,755	19,797
Fannie Mae	5.500%	04/01/2023	101,200	102,923	103,303
Fannie Mae	5.500%	04/01/2038	542,000	546,337	547,166
Fannie Mae	6.000%	04/01/2038	55,000	55,283	56,349
Freddie Mac	5.500%	04/01/2038	54,000	52,928	54,532
Ginnie Mae	6.000%	04/01/2038	1,100	1,132	1,135
U.S. Treasury Notes	3.125%	11/30/2009	64,300	65,822	66,805
U.S. Treasury Notes	3.250%	12/31/2009	252,300	258,791	262,064

				$1,539,763	$1,550,307

(2)	Market value includes $3,437 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	05/2008	$0	$(19)	$(19)
Buy	AUD	4,379	04/2008	24	0	24
Buy	BRL	271,091	07/2008	5,029	0	5,029
Sell		16,725	07/2008	255	0	255
Buy		181,937	12/2008	2,292	0	2,292
Buy	CLP	2,743,870	12/2008	529	0	529
Sell	EUR	22,053	04/2008	0	(424)	(424)
Sell	GBP	110,428	04/2008	207	(448)	(241)
Buy	INR	882,114	05/2008	972	0	972
Buy		326,924	08/2008	0	(152)	(152)
Sell	JPY	235,570	04/2008	8	0	8
Buy		2,265,009	05/2008	178	(390)	(212)
Sell		5,672,259	05/2008	450	0	450
Buy	KRW	22,114,474	05/2008	0	(1,633)	(1,633)
Buy		33,054,898	08/2008	0	(1,812)	(1,812)
Buy	KWD	578	05/2008	69	0	69
Buy	MXN	371,486	07/2008	869	0	869
Sell		125,232	07/2008	0	(165)	(165)
Buy	MYR	55,663	05/2008	884	0	884
Buy	PHP	161,107	05/2008	342	0	342
Buy	PLN	90,015	07/2008	7,112	0	7,112
Sell		90,015	07/2008	0	(4,102)	(4,102)
Buy	RUB	1,535,725	07/2008	3,783	0	3,783
Sell		1,320,793	07/2008	0	(2,775)	(2,775)
Buy		388,164	11/2008	449	0	449
Buy	SAR	7,838	05/2008	0	(17)	(17)
Buy	SEK	55,848	06/2008	340	0	340
Buy	SGD	64,158	05/2008	3,744	0	3,744
Buy		14,822	11/2008	288	0	288
Buy	ZAR	11,656	07/2008	0	(297)	(297)

				$27,824	$(12,234)	$15,590

138	PIMCO Funds	See Accompanying Notes

Schedule of Investments Money Market Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 10.0%

American Express Centurion Bank
3.275% due 11/07/2008	$3,900	$3,900

American Honda Finance Corp.
4.200% due 07/14/2008	7,400	7,387

Citigroup, Inc.
3.625% due 02/09/2009	4,400	4,405

HSBC Finance Corp.
6.400% due 06/17/2008	3,570	3,580

John Deere Capital Corp.
2.779% due 09/25/2008	3,800	3,800

National Australia Bank Ltd.
3.076% due 12/01/2008	2,000	2,001

Royal Bank of Canada
3.118% due 09/09/2008	3,800	3,797

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	16,500	16,519

Wachovia Corp.
2.728% due 10/28/2008	900	899

		46,288

INDUSTRIALS 0.8%

International Business Machines Corp.
3.079% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $50,088)		50,088

SHORT-TERM INSTRUMENTS 88.9%

CERTIFICATES OF DEPOSIT 6.4%

ABN AMRO N.A. Finance
5.405% due 07/11/2008	8,100	8,100

Citibank New York N.A.
3.860% due 04/16/2008	5,000	5,002

ForeningsSparbanken AB
3.069% due 04/03/2008	1,000	1,000

Fortis Bank S.A.
2.481% due 05/20/2008	11,800	11,797

Royal Bank of Canada
2.762% due 04/16/2008	3,500	3,500

		29,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 75.5%

Alcon Capital Corp.
2.300% due 04/01/2008	$10,000	$10,000
2.490% due 06/10/2008	3,000	2,985

ANZ National International Ltd.
3.080% due 05/05/2008	12,800	12,763

ASB Finance Ltd.
3.100% due 04/09/2008	9,000	8,994

Australia & New Zealand Banking Group Ltd.
3.100% due 04/18/2008	12,000	11,982

Bank of America Corp.
2.565% due 06/25/2008	13,300	13,219

Barclays U.S. Funding Corp.
3.765% due 04/18/2008	8,000	7,986
4.330% due 04/08/2008	2,000	1,998

BNP Paribas Finance, Inc.
2.514% due 06/19/2008	13,100	13,028

Danske Corp.
2.790% due 04/14/2008	12,900	12,887

DnB NOR Bank ASA
3.120% due 04/15/2008	8,000	7,990
4.610% due 05/02/2008	5,000	4,980

Fannie Mae
2.410% due 10/31/2008	14,400	14,195
4.078% due 06/11/2008	11,068	10,979

Federal Home Loan Bank
2.790% due 04/23/2008	37,000	36,952
4.020% due 06/06/2008	7,681	7,624

Freddie Mac
2.436% due 12/26/2008	15,000	15,019
2.760% due 06/20/2008	5,000	4,969

General Electric Capital Corp.
3.220% due 05/01/2008	2,000	1,995

HSBC Bank USA N.A.
2.760% due 07/07/2008	12,800	12,705

ING Funding LLC
3.100% due 05/01/2008	11,700	11,670
3.150% due 04/18/2008	100	100

Lloyds TSB Bank PLC
2.690% due 06/10/2008	12,900	12,833

Nordea N.A., Inc.
2.760% due 04/15/2008	12,900	12,886

Rabobank USA Financial Corp.
2.590% due 04/01/2008	13,100	13,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
2.700% due 05/01/2008	$10,325	$10,302

Skandinaviska Enskilda Banken AB
4.940% due 06/02/2008	9,400	9,320

Societe General N.A.
2.770% due 06/16/2008	13,000	12,924

Svenska Handelsbanken AB
2.990% due 05/12/2008	12,500	12,457

Toyota Motor Credit Corp.
4.560% due 06/06/2008	6,800	6,743

UBS Finance Delaware LLC
2.940% due 06/06/2008	8,000	7,957
3.825% due 04/14/2008	5,000	4,993

Unicredito Italiano SpA
2.800% due 05/14/2008	1,800	1,794
2.850% due 05/21/2008	2,100	2,092
2.900% due 05/05/2008	6,269	6,252
3.170% due 04/08/2008	500	500
3.300% due 04/08/2008	2,400	2,398

Westpac Trust Securities NZ Ltd.
4.490% due 04/07/2008	7,200	7,195

		348,766

REPURCHASE AGREEMENTS 7.0%

Deutsche Bank AG
1.200% due 04/01/2008	31,500	31,500
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $32,131. Repurchase proceeds are $31,501.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	923	923
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $944. Repurchase proceeds are $923.)

		32,423

Total Short-Term Instruments (Cost $410,588)		410,588

Total Investments 99.7% (Cost $460,676)		$460,676

Other Assets and Liabilities (Net) .3%		1,398

Net Assets 100.0%		$462,074

See Accompanying Notes	Annual Report	March 31, 2008	139

Schedule of Investments  Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 140.7%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$123	$115
2.719% due 03/25/2034	361	349
2.749% due 08/25/2034 - 10/25/2035	4,910	4,835
2.799% due 10/27/2037	10,000	9,473
2.949% due 11/25/2032	66	65
3.099% due 03/25/2032 - 07/25/2034	4,542	4,514
3.175% due 04/18/2028	8	7
3.625% due 04/25/2023	4	4
4.500% due 02/01/2020 - 05/01/2023	40,222	40,053
4.870% due 10/25/2008	8	8
5.000% due 06/01/2018 - 05/01/2038	214,933	214,680
5.500% due 01/01/2021 - 04/01/2038	143,797	145,918
5.500% due 02/01/2034 - 03/01/2036 (f)	98,884	100,102
5.662% due 05/01/2033	521	528
5.722% due 08/01/2042 - 10/01/2044	1,617	1,619
5.937% due 11/01/2018	4	4
6.000% due 10/01/2018 - 04/01/2038	332,218	340,597
6.121% due 12/01/2034	791	803
6.236% due 10/01/2036	3,464	3,557
6.361% due 05/01/2023	26	27
6.500% due 09/25/2023 - 01/01/2038	59,277	61,451
6.875% due 03/01/2027	102	104
6.970% due 10/01/2028	14	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	186	201
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	63	66

Federal Housing Administration
5.022% due 10/25/2022	429	433
7.430% due 06/01/2019	224	226

Freddie Mac
3.218% due 12/15/2032	297	287
3.318% due 09/15/2030	49	48
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	31	31
5.000% due 05/01/2038	30,800	30,420
5.500% due 12/01/2017 - 04/01/2038	81,458	82,344
5.633% due 02/01/2018	69	69
5.722% due 10/25/2044 - 02/25/2045	4,142	4,086
5.872% due 11/01/2031	131	133
6.000% due 04/15/2016 - 09/01/2037	70,810	72,689
6.399% due 07/01/2030	29	30
6.500% due 12/15/2023 - 03/15/2024	99	105
6.532% due 11/01/2028	8	8
6.547% due 08/01/2025	11	11
7.129% due 05/01/2032	24	24
7.245% due 02/01/2028	183	188
8.000% due 06/15/2026	23	25

Ginnie Mae
3.018% due 02/16/2032	180	180
3.068% due 08/16/2032	1,320	1,299
4.500% due 08/20/2033 (f)	1,161	1,123
5.125% due 12/20/2021 - 11/20/2023	23	23
5.500% due 08/15/2033 - 05/01/2038	90,713	92,415

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 10/15/2033 -03/15/2036 (f)	$14,338	$14,655
5.625% due 07/20/2022 - 08/20/2026	53	54
6.000% due 04/15/2036 - 04/01/2038	33,000	34,066
6.000% due 08/15/2036 - 09/15/2037 (f)	14,152	14,629
6.375% due 02/20/2017 - 03/20/2027	39	40
6.500% due 03/20/2016 - 02/15/2037	2,265	2,357
6.500% due 02/15/2037 - 05/15/2037 (f)	3,451	3,592
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $1,269,615)		1,284,733

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Structural Security Trust
3.500% due 10/11/2033	1,638	1,603

Banktrust Mortgage Trust
5.700% due 12/01/2023	83	80

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	6,195
5.405% due 12/11/2040	9,000	9,052
5.540% due 09/11/2041	5,600	5,560
5.700% due 06/11/2050	5,000	4,928
5.713% due 06/11/2040	15,800	15,729

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310

CBA Commercial Small Balance Commercial Mortgage
2.879% due 12/25/2036	976	831

CC Mortgage Funding Corp.
2.729% due 05/25/2048	2,501	2,032
2.879% due 01/25/2035	158	140

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	2,000	1,857

Countrywide Alternative Loan Trust
2.809% due 05/25/2035	1,411	1,117
2.889% due 02/25/2035	48	38

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	894	695
2.919% due 03/25/2035	2,953	2,227
3.059% due 09/25/2034	810	637
4.800% due 11/25/2034	2,998	2,816
5.000% due 08/25/2033	242	242
6.042% due 04/25/2035	1,666	1,614

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	9,632

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	43	39

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	4,267	4,018

Greenpoint Mortgage Funding Trust
2.829% due 06/25/2045	790	595

Harborview Mortgage Loan Trust
2.779% due 05/19/2047	3,019	2,288
2.869% due 11/19/2035	2,063	1,634

Indymac Index Mortgage Loan Trust
2.839% due 04/25/2035	2,036	1,599
2.919% due 02/25/2035	1,269	981

Mellon Residential Funding Corp.
3.168% due 11/15/2031	629	567

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	3,287

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Trust
5.017% due 01/12/2044	$1,552	$1,549

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	30	24
4.250% due 10/25/2035	3,459	3,339

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	29	29

Prime Mortgage Trust
5.000% due 02/25/2019	490	477

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	8,095	6,612

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	521	503

Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
2.909% due 10/19/2026	399	379
2.916% due 10/20/2027	112	98

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	3,542	2,692
5.726% due 05/25/2035	2,330	2,257

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Structured Asset Securities Corp.
3.099% due 12/25/2033	2,046	1,717

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	1,907	1,761
2.719% due 09/25/2046	3,043	2,844
3.279% due 04/25/2043	2,015	1,964

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,058	1,935

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	2,467	1,967
3.139% due 12/25/2027	2,306	2,094
3.625% due 07/25/2044	570	459
4.030% due 08/25/2033	1,865	1,806
5.326% due 02/25/2046	1,421	1,106
5.740% due 03/25/2033	2,376	2,371

Total Mortgage-Backed Securities (Cost $130,741)		124,708

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp.
2.649% due 06/25/2036	601	593
2.679% due 02/25/2036	68	68

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	25	23
3.299% due 10/25/2031	23	21

Amresco Residential Securities Mortgage Loan Trust
3.094% due 06/25/2028	463	384
3.154% due 06/25/2027	353	306
3.229% due 09/25/2028	1,016	812
3.690% due 09/25/2027	842	768

Argent Securities, Inc.
2.659% due 05/25/2036	12	12
3.449% due 11/25/2034	2,500	2,002

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	41	41

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	147	136

Citibank Omni Master Trust
3.699% due 12/23/2013	5,600	5,611

Citigroup Mortgage Loan Trust, Inc.
2.839% due 08/25/2035	238	219

140	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance
4.318% due 05/15/2032	$1,231	$1,000

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,873	1,464

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	1,327	1,290
2.669% due 07/25/2036	99	99
3.265% due 07/25/2036	2	2

EMC Mortgage Loan Trust
3.349% due 08/25/2040	282	244

First Franklin Mortgage Loan Asset-Backed Certificates
3.519% due 08/25/2032	6	6

GSAMP Trust
2.669% due 02/25/2036	64	64

GSR Mortgage Loan Trust
2.699% due 11/25/2030	296	293

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	1,781	1,694

Home Equity Asset Trust
2.679% due 05/25/2036	91	90
3.199% due 11/25/2032	3	2

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	100	100

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Park Place Securities, Inc.
3.099% due 07/25/2035 (i)	$5,000	$3,888

Quest Trust
3.499% due 06/25/2034	2,777	2,651

Renaissance Home Equity Loan Trust
2.979% due 12/25/2032	54	50
3.039% due 08/25/2033	307	287

Residential Funding Mortgage Securities II, Inc.
2.699% due 02/25/2036	3,709	3,357

Salomon Brothers Mortgage Securities VII, Inc.
3.574% due 10/25/2028	954	817

Soundview Home Equity Loan Trust
2.679% due 06/25/2037	3,128	2,959

Specialty Underwriting & Residential Finance
2.939% due 01/25/2034	35	32

Structured Asset Securities Corp.
2.889% due 01/25/2033	43	39

United National Home Loan Owner Trust
6.910% due 03/25/2025	503	493

Wells Fargo Home Equity Trust
2.839% due 10/25/2035	1,278	1,241
2.849% due 12/25/2035	2,425	2,371

Total Asset-Backed Securities (Cost $36,627)		35,654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 3.0%

Bank of America Corp.
2.920% due 08/26/2008	$2,300	$2,274

Federal Home Loan Bank
1.500% due 04/01/2008	24,700	24,700

		26,974

REPURCHASE AGREEMENTS 3.1%

Deutsche Bank AG
1.200% due 04/01/2008	28,500	28,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $29,071. Repurchase proceeds are $28,501.)

U.S. TREASURY BILLS 1.6%
1.201% due 05/29/2008 - 06/12/2008 (b)(c)(d)	14,855	14,777

Total Short-Term Instruments (Cost $70,293)		70,251

Total Investments 166% (Cost $1,507,276)		$1,515,346

Other Assets and Liabilities (Net) (66%)		(602,394)

Net Assets (e) 100.0%		$912,952

Notes to Schedule of Investments amounts in thousands

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,197 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,989 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $10,213 and derivative instruments with an aggregate depreciation of $6,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $141,725 at a weighted average interest rate of 4.537%. On March 31, 2008, securities valued at $130,006 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	07/12/2043	BCLY	1,946	1,807
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$4,656

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$23,000	$61
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	5,000	2,366
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	3,000	1,781
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	6,000	(2,137)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	4,500	(1,569)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	3,000	(1,695)

							$(1,193)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	141

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$1,200	$(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	33,600	(2,032)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	32,000	(1,703)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $118	07/01/2011	LEH	3,000	(115)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	67
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	610
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	1,023

						$(2,172)

(h)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.099%	07/25/2035	03/13/2008	$4,255	$3,888	0.43%

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$10,500	$10,571	$10,584
Fannie Mae	5.500%	04/01/2038	93,000	93,151	93,886
Fannie Mae	5.500%	05/01/2038	4,000	4,051	4,028
Fannie Mae	6.000%	04/01/2038	107,000	107,502	109,625
Freddie Mac	6.000%	04/01/2038	4,700	4,720	4,820
Ginnie Mae	5.500%	04/01/2038	12,000	12,022	12,215
Ginnie Mae	6.000%	04/01/2038	53,000	54,797	54,698
U.S. Treasury Notes	4.500%	05/15/2017	5,778	6,221	6,396

				$293,035	$296,252

(2)	Market value includes $114 of interest payable on short sales.

142	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

CSC Holdings, Inc.
4.750% due 03/30/2013	$2,500	$2,342

Daimler Finance North America LLC
6.800% due 08/03/2012	15,860	13,193

HCA, Inc.
4.946% due 11/16/2013	3,666	3,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	900	716
3.468% due 10/03/2011	900	716

MGM Mirage
2.904% due 10/03/2011	1,800	1,599
3.414% due 10/03/2011	1,800	1,599
4.405% due 10/03/2011	900	800
6.494% due 10/03/2011	2,700	2,399

NRG Energy, Inc.
4.196% due 02/01/2013	493	463
4.346% due 02/01/2013	281	263
6.580% due 02/01/2013	191	179

Total Bank Loan Obligations (Cost $30,701)		27,646

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 16.3%

American Express Bank FSB
2.659% due 06/22/2009	3,000	2,929
2.955% due 06/12/2009	12,700	12,635

American Express Credit Corp.
3.179% due 03/02/2009	900	895

American Honda Finance Corp.
3.085% due 08/05/2008	3,100	3,100

American International Group, Inc.
2.599% due 06/23/2008	6,300	6,272
3.346% due 01/29/2010	26,800	26,748

Bank of America N.A.
2.901% due 06/12/2009	12,700	12,636

Bank of Ireland
2.589% due 12/19/2008	12,800	12,789
2.814% due 12/18/2009	5,200	5,187

Bear Stearns Cos., Inc.
3.182% due 02/23/2010	17,200	16,371
4.325% due 07/16/2009	12,300	11,885
6.950% due 08/10/2012	10,000	10,018

Calabash Re Ltd.
13.700% due 01/08/2010	2,300	2,373

CIT Group, Inc.
3.401% due 01/30/2009	19,100	16,627

Citigroup, Inc.
2.695% due 12/26/2008	9,700	9,688
3.162% due 05/02/2008	5,300	5,298
3.291% due 01/30/2009	21,000	20,816

Credit Agricole S.A.
3.090% due 05/28/2009	14,300	14,316

Danske Bank A/S
2.506% due 08/19/2008	19,200	19,202

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	3,050	2,509
7.800% due 06/01/2012	250	206

General Electric Capital Corp.
2.900% due 06/15/2009	2,000	1,999
3.135% due 08/15/2011	1,300	1,271
3.156% due 05/10/2010	16,500	16,190
4.706% due 10/06/2010	13,800	13,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Glitnir Banki HF
4.154% due 04/20/2010	$6,000	$5,127

GMAC LLC
3.749% due 09/23/2008	2,600	2,453
4.315% due 05/15/2009	5,900	5,044

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	900	894
2.689% due 12/22/2008	5,200	5,164
2.689% due 06/23/2009	41,910	41,380
2.971% due 06/28/2010	5,260	5,128
4.178% due 07/23/2009	1,000	991

HSBC Finance Corp.
2.930% due 09/15/2008	10,280	10,183
2.981% due 03/12/2010	3,200	3,076
3.154% due 12/05/2008	1,600	1,590
3.350% due 11/16/2009	4,000	3,819
3.954% due 10/21/2009	5,000	4,828

John Deere Capital Corp.
2.779% due 09/25/2008	14,100	14,096

JPMorgan Chase & Co.
3.125% due 05/07/2010	19,100	18,864

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	700	683
2.809% due 12/23/2010	9,700	8,279

Longpoint Re Ltd.
8.050% due 05/08/2010	3,300	3,345

MBNA Corp.
3.525% due 05/05/2008	6,320	6,325

Merrill Lynch & Co., Inc.
3.395% due 02/06/2009	2,660	2,631
6.050% due 08/15/2012	10,400	10,577

Metropolitan Life Global Funding I
3.110% due 05/17/2010	19,100	18,714

Morgan Stanley
3.206% due 02/09/2009	12,100	11,965
3.212% due 05/07/2009	9,700	9,541

Mystic Re Ltd.
13.090% due 06/07/2011	700	723

National Australia Bank Ltd.
2.979% due 09/11/2009	8,900	8,896
3.578% due 02/08/2010	31,400	31,415
4.729% due 10/01/2008	2,000	1,999

Rabobank Nederland
4.278% due 01/15/2009	14,800	14,794
4.646% due 04/06/2009	6,700	6,694

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	3,400	3,479

Rockies Express Pipeline LLC
4.250% due 08/20/2009	20,900	20,913

Royal Bank of Scotland Group PLC
4.452% due 04/11/2008	4,100	4,100

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	6,000	5,984
3.205% due 02/06/2009	19,200	19,128

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	13,570	13,558

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,991
8.750% due 05/01/2009	3,000	3,060

Vita Capital III Ltd.
5.829% due 01/01/2011	2,200	2,152

VTB Capital S.A.
3.839% due 08/01/2008	17,200	17,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.639% due 03/23/2009	$3,300	$3,270
3.092% due 02/23/2009	7,900	7,854

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,022

World Savings Bank FSB
2.592% due 06/20/2008	2,000	2,000

		613,296

INDUSTRIALS 3.8%

Comcast Corp.
4.677% due 07/14/2009	2,100	2,044

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,807

CVS Caremark Corp.
3.376% due 06/01/2010	7,800	7,585

Daimler Finance North America LLC
3.218% due 03/13/2009	3,800	3,754

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,683
6.375% due 10/01/2011	5,800	5,582

El Paso Corp.
6.500% due 06/01/2008	3,000	3,021

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,943

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
4.024% due 01/22/2010	8,000	7,834

HCA, Inc.
9.250% due 11/15/2016	1,400	1,456

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,731

Honeywell International, Inc.
3.294% due 07/27/2009	20,600	20,524

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,502

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,133

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,340

SUPERVALU, Inc.
7.500% due 11/15/2014	5,200	5,278

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,650	1,640

Transocean, Inc.
3.214% due 09/05/2008	4,500	4,478

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,592

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	6,500	6,501

Weyerhaeuser Co.
3.599% due 09/24/2009	10,300	10,156

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,210

Xerox Corp.
3.514% due 12/18/2009	2,000	1,972
9.750% due 01/15/2009	6,415	6,667

		143,047

See Accompanying Notes	Annual Report	March 31, 2008	143

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.4%

AT&T, Inc.
3.195% due 02/05/2010	$11,900	$11,794
3.278% due 11/14/2008	2,000	2,001

BellSouth Corp.
3.165% due 08/15/2008	1,400	1,398
4.240% due 04/26/2021	9,300	9,306

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,627

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,621
3.740% due 12/08/2008	9,600	9,627

Florida Power Corp.
3.468% due 11/14/2008	17,400	17,389

Midwest Generation LLC
8.300% due 07/02/2009	5,682	5,795

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,677

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,408

Qwest Corp.
5.625% due 11/15/2008	5,000	5,000

Sprint Nextel Corp.
3.071% due 06/28/2010	14,200	12,118

		128,712

Total Corporate Bonds & Notes (Cost $898,592)		885,055

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	478

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	1,325	1,325

Total Municipal Bonds & Notes (Cost $1,808)		1,803

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	10,000	9,935

Total Commodity Index-Linked Notes (Cost $10,000)		9,935

U.S. GOVERNMENT AGENCIES 50.5%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,195	5,725
2.719% due 03/25/2034	151	146
2.729% due 03/25/2036	922	912
2.749% due 08/25/2034	944	916
2.899% due 03/25/2036	4,290	4,221
2.949% due 05/25/2042 - 03/25/2044	2,586	2,557
2.999% due 06/25/2032 - 09/25/2032	154	153
3.049% due 10/25/2030	25	26
3.125% due 02/25/2022 - 12/25/2022	16	16
3.199% due 10/25/2017	341	338
3.225% due 08/25/2022	9	9
3.275% due 12/25/2022	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.499% due 04/25/2032	$13	$13
4.500% due 09/25/2025	185	186
4.634% due 09/01/2035	911	913
4.768% due 11/01/2035	1,552	1,554
4.989% due 06/01/2035	992	1,013
5.000% due 01/25/2017 - 01/01/2038	6,743	6,693
5.018% due 01/01/2036	486	500
5.320% due 02/01/2018	29	29
5.322% due 05/01/2021 - 04/01/2029	253	251
5.407% due 05/01/2036	15,049	15,147
5.422% due 11/01/2025	25	25
5.433% due 05/01/2036	274	276
5.483% due 07/01/2034	38	39
5.497% due 01/01/2032	1,006	1,024
5.500% due 02/01/2014 - 04/01/2038	1,011,087	1,021,860
5.500% due 09/01/2036 (e)	32,393	32,744
5.590% due 06/01/2034	22	22
5.722% due 06/01/2043 - 10/01/2044	7,002	6,972
5.723% due 03/01/2044	9,117	9,065
5.820% due 12/01/2036	197	200
5.894% due 12/01/2036	207	211
6.000% due 08/01/2032 - 04/01/2038	530,470	543,935
6.000% due 10/01/2036 - 04/01/2037 (e)	26,450	27,130
6.467% due 07/01/2029	268	275
6.500% due 10/25/2023 (a)	32	1
6.500% due 11/01/2028 - 10/25/2042	1,086	1,168
6.735% due 08/01/2029	1,949	1,979
6.970% due 08/01/2026	19	19
6.991% due 12/01/2040	511	521
7.000% due 03/01/2013	47	49
7.155% due 10/01/2023	37	37
8.888% due 06/25/2032	700	748

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,324
4.020% due 06/30/2009	2,000	2,044
4.330% due 03/16/2010	2,500	2,598
4.500% due 06/22/2010	12,400	12,989

Federal Housing Administration
6.896% due 07/01/2020	369	371
7.350% due 04/01/2019	166	167
7.430% due 07/01/2021 - 09/01/2022	162	164
7.435% due 02/01/2019	192	194

Freddie Mac
2.639% due 12/25/2036	29,508	29,088
3.000% due 12/15/2021	183	182
3.048% due 02/15/2019	78,720	78,231
3.168% due 12/15/2030 - 06/15/2031	421	408
3.218% due 06/15/2031	409	411
3.268% due 12/15/2031	13	13
3.625% due 03/15/2023	9	9
4.000% due 04/15/2022 - 11/15/2022	2,893	2,895
4.467% due 08/01/2035	1,002	1,013
4.500% due 12/15/2025	1,080	1,090
5.000% due 01/15/2018 - 03/15/2026	914	925
5.500% due 05/01/2013 - 09/01/2037	40,446	41,120
5.722% due 10/25/2044 - 02/25/2045	12,595	12,396
5.922% due 07/25/2044	13,048	12,745
6.500% due 08/15/2008 - 07/25/2043	894	914
6.750% due 08/15/2023	646	671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
2.936% due 06/20/2030	$9	$9
3.318% due 02/16/2030	245	242
3.418% due 02/16/2030	154	153
3.468% due 02/16/2030	297	295
3.486% due 03/20/2031	1,138	1,130
5.125% due 10/20/2017 - 10/20/2027	994	992
5.625% due 07/20/2022 - 09/20/2029	3,348	3,368
6.000% due 01/15/2032 - 03/15/2032	2,646	2,731
6.250% due 03/20/2029 - 03/20/2030	1,121	1,144
6.375% due 05/20/2021 - 05/20/2030	5,144	5,258
6.500% due 02/20/2019	23	24
7.500% due 02/20/2030	167	176
8.000% due 12/15/2030 - 03/15/2032	179	197
8.500% due 06/20/2027	183	201

Small Business Administration
7.540% due 08/10/2009	86	89

Total U.S. Government Agencies (Cost $1,881,389)		1,907,597

MORTGAGE-BACKED SECURITIES 11.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	17	17
4.290% due 10/25/2034	3,195	2,882
4.440% due 02/25/2045	93	84
5.000% due 09/25/2035	2,100	1,914

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	431	431

Banc of America Funding Corp.
4.622% due 02/20/2036	9,735	9,327

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,122	1,108
7.235% due 07/20/2032	239	233

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	12,774	12,228
4.617% due 01/25/2034	784	732
4.750% due 10/25/2035	23,938	23,112
4.760% due 01/25/2034	395	379
5.662% due 11/25/2034	19,441	18,814
5.950% due 11/25/2034	2,912	2,884
6.099% due 11/25/2030	339	328

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,521	1,988
5.371% due 05/25/2035	702	608
5.706% due 09/25/2035	8,649	7,113
5.808% due 11/25/2036	5,416	4,244
5.882% due 01/25/2036	5,829	4,592

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	856	856

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	8,123	7,113

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	19,599	18,619
5.681% due 01/26/2036	19,512	16,514
5.783% due 12/26/2046	8,530	7,069

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,906	3,987
2.849% due 08/25/2035	964	772

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	2,463	2,400

144	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	$249	$243
2.686% due 05/20/2046	242	220
2.716% due 02/20/2047	9,030	6,792
2.759% due 02/25/2047	454	346
2.779% due 05/25/2047	6,932	5,263
2.879% due 02/25/2037	7,799	6,134
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	647	510
2.919% due 03/25/2035	1,083	810
2.939% due 06/25/2035	14,643	12,907
3.839% due 11/19/2033	205	206
5.750% due 07/19/2031	6	6

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	203	183
5.638% due 05/25/2032	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,464	1,364
2.679% due 02/25/2037	2,205	2,067
2.689% due 08/25/2037	2,773	2,709

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	641	578
3.118% due 08/15/2032	7,000	6,751
3.168% due 11/15/2031	471	437

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	8,055	7,258
2.679% due 01/25/2047	7,037	6,683
2.819% due 06/25/2045	883	664
2.829% due 06/25/2045	411	309
2.869% due 11/25/2045	1,019	842

Greenwich Capital Acceptance, Inc.
8.141% due 06/25/2024	11	11

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	6,189	5,721

GSR Mortgage Loan Trust
4.539% due 09/25/2035	12,423	11,711
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	2,453	2,430
3.299% due 01/25/2032	470	461

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	220	207
2.729% due 04/19/2038	2,419	1,834
2.779% due 05/19/2035	3,346	2,637
2.799% due 03/19/2037	7,962	6,004
2.929% due 02/19/2034	804	768

Impac CMB Trust
3.499% due 10/25/2033	115	108

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	3,685	3,472

Indymac ARM Trust
6.395% due 01/25/2032	8	8
6.446% due 01/25/2032	3	3

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	4,121	3,839
2.699% due 01/25/2037	311	298

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,076	1,889

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	366	344

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,632	1,568

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	617	625

Mellon Residential Funding Corp.
3.561% due 12/15/2030	3,054	2,942
3.991% due 10/20/2029	4,091	3,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Floating Trust
2.888% due 06/15/2022	$3,366	$3,153

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,311	5,876

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	6,415	5,709
3.198% due 03/15/2025	561	453
4.250% due 10/25/2035	8,617	8,097

Morgan Stanley Capital I
2.878% due 10/15/2020	6,077	5,653

RAAC Series 2005-SP1
5.000% due 09/25/2034	726	709

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	1,098	1,014
2.809% due 04/25/2046	490	373
2.899% due 08/25/2035	2,336	1,815
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	249	238

Sequoia Mortgage Trust
2.886% due 07/20/2033	4,369	4,170
2.916% due 10/20/2027	2,853	2,510
4.080% due 04/20/2035	1,719	1,574

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	142	135

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,306	1,240
2.729% due 03/25/2037	2,076	1,629
2.809% due 07/19/2035	12,316	10,227
2.819% due 05/25/2036	13,202	10,013
2.829% due 05/25/2045	1,210	934
2.879% due 02/25/2036	69	54
2.889% due 09/19/2032	105	96
2.909% due 03/19/2034	1,058	948

Structured Asset Securities Corp.
2.649% due 05/25/2036	721	688
5.463% due 10/25/2035	1,443	1,379
6.039% due 02/25/2032	312	288
6.150% due 07/25/2032	253	235
7.108% due 01/25/2032	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	24	24
2.709% due 01/25/2037	4,368	4,160

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	8,513	8,074
2.719% due 03/25/2046	3,500	3,452

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	19,350	18,186
5.681% due 04/15/2034	202	202

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	572	456
2.889% due 10/25/2045	1,214	970
3.139% due 12/25/2027	7,905	7,181
3.239% due 12/25/2027	3,842	3,640
4.039% due 09/25/2033	3,641	3,463
5.056% due 01/25/2047	1,020	840
5.136% due 12/25/2046	3,935	3,061
5.326% due 02/25/2046	5,353	4,166
5.326% due 08/25/2046	24,731	17,273
5.470% due 05/25/2046	329	254
5.526% due 11/25/2042	1,125	1,069
5.572% due 07/25/2046	557	376
5.572% due 08/25/2046	14,253	11,682
5.572% due 12/25/2046	2,239	2,129
5.726% due 06/25/2042	1,783	1,622
5.726% due 08/25/2042	1,603	1,476
5.826% due 09/25/2046	1,043	858
5.826% due 11/25/2046	398	330
5.939% due 09/25/2036	128	125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	$209	$205

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	8,740	8,206
4.110% due 06/25/2035	230	229

Total Mortgage-Backed Securities (Cost $495,436)		439,363

ASSET-BACKED SECURITIES 9.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	132	129

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 06/25/2036	292	288
2.649% due 12/25/2036	1,319	1,267
2.659% due 10/25/2036	225	214
2.679% due 02/25/2036	34	34
2.679% due 10/25/2036	1,908	1,853
2.689% due 06/25/2037	2,386	2,252
2.729% due 10/25/2036	2,400	2,129

American Express Credit Account Master Trust
2.818% due 01/18/2011	2,300	2,300

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	57	50
2.949% due 08/25/2032	452	424
3.299% due 10/25/2031	510	480

Argent Securities, Inc.
2.639% due 06/25/2036	86	86
2.649% due 10/25/2036	2,057	2,011
2.659% due 05/25/2036	23	23

Asset-Backed Funding Certificates
2.659% due 10/25/2036	1,065	1,034
2.659% due 11/25/2036	1,788	1,652
2.659% due 01/25/2037	3,143	2,945

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	1,098	1,066
2.679% due 05/25/2037	1,500	1,456
2.874% due 09/25/2034	445	396

Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	1,157	1,081
2.669% due 12/25/2036	1,391	1,252
2.679% due 10/25/2036	502	477
2.689% due 04/25/2036	119	118
2.929% due 10/25/2032	1,515	1,310
2.929% due 01/25/2036	150	146
2.999% due 10/27/2032	279	260
3.049% due 03/25/2043	1,336	1,300
3.099% due 11/25/2042	150	133
3.599% due 10/25/2037	5,262	4,742

Brazos Student Finance Corp.
2.780% due 06/01/2023	1,263	1,248

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	48	48
2.649% due 01/25/2037	168	157
2.919% due 10/25/2035	1,972	1,695

Chase Credit Card Master Trust
2.928% due 02/15/2011	3,700	3,685
2.988% due 09/15/2011	18,800	18,652

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 08/25/2032	76	72

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	59	54

See Accompanying Notes	Annual Report	March 31, 2008	145

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	$1,633
2.649% due 10/25/2036	1,119	1,093
2.649% due 11/25/2036	945	923
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,758	3,506
2.709% due 08/25/2036	1,500	1,392
2.709% due 03/25/2037	879	823

Contimortgage Home Equity Trust
3.498% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	136	133
2.649% due 01/25/2037	99	98
2.649% due 03/25/2037	171	164
2.649% due 05/25/2037	10,119	9,764
2.649% due 07/25/2037	3,052	2,915
2.649% due 03/25/2047	775	760
2.659% due 03/25/2037	1,428	1,396
2.659% due 09/25/2046	568	556
2.669% due 06/25/2036	37	37
2.669% due 07/25/2036	25	25
2.669% due 06/25/2037	2,208	2,143
2.679% due 06/25/2037	2,629	2,455
2.679% due 10/25/2037	1,487	1,393
2.699% due 08/25/2037	11,400	9,582
2.699% due 09/25/2037	1,500	1,422
2.699% due 09/25/2047	2,303	2,184
2.709% due 10/25/2046	1,550	1,500
2.759% due 02/25/2036	643	593
2.779% due 09/25/2036	2,777	2,598
2.789% due 06/25/2036	1,858	1,688
3.079% due 12/25/2031	77	69
3.265% due 07/25/2036	25	25
3.339% due 05/25/2032	239	216
3.459% due 05/25/2033	47	46

Countrywide Home Equity Loan Trust
2.958% due 01/15/2037	213	179

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,377	1,317
2.689% due 12/25/2037	1,819	1,773
2.719% due 07/25/2037	507	478

Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	34	31

EMC Mortgage Loan Trust
2.969% due 05/25/2040	175	160

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	627	540
3.159% due 11/25/2032	947	884

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	48	48

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	2,012	1,978
2.639% due 01/25/2038	2,711	2,569
2.649% due 11/25/2036	5,432	4,917
2.649% due 12/25/2036	1,048	993
2.669% due 12/25/2037	1,469	1,386
2.689% due 01/25/2036	66	66
2.969% due 12/25/2034	79	62

First USA Credit Card Master Trust
2.935% due 04/18/2011	6,800	6,792

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	2,210	2,011
2.669% due 02/25/2037	1,718	1,679

Greenpoint Home Equity Loan Trust
3.178% due 01/15/2030	664	570

GSAA Trust
2.709% due 06/25/2035	59	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
2.669% due 09/25/2036	$1,109	$1,075
2.669% due 10/25/2036	418	382
2.669% due 12/25/2036	3,346	3,212
2.699% due 01/25/2047	2,517	2,412
2.719% due 12/25/2035	121	120
2.889% due 03/25/2034	1,051	1,030

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	1,002	967

Home Equity Asset Trust
2.659% due 05/25/2037	1,421	1,359
2.679% due 05/25/2036	147	146
3.519% due 02/25/2033	1	1

HSBC Asset Loan Obligation
2.659% due 12/25/2036	2,615	2,503

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	11,170	10,385
2.659% due 05/25/2037	423	400
2.679% due 12/25/2035	113	113
2.709% due 03/25/2036	6,700	6,588

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	136	135
2.649% due 11/25/2036	601	591
2.659% due 04/25/2037	2,300	2,208
2.679% due 07/25/2037	1,593	1,504
2.729% due 04/25/2037	991	955

Irwin Home Equity Corp.
3.139% due 07/25/2032	367	299

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	79	79

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	77	75
2.649% due 07/25/2036	1,790	1,689
2.649% due 08/25/2036	1,193	1,153
2.649% due 10/25/2036	3,525	3,285
2.659% due 04/01/2037	1,037	957
2.669% due 11/25/2036	944	900
2.679% due 03/25/2037	1,400	1,350

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	1,699	1,633

Lehman XS Trust
2.669% due 05/25/2046	836	794
2.679% due 04/25/2046	96	95
2.679% due 06/25/2046	1,228	1,172
2.679% due 08/25/2046	560	547
2.679% due 11/25/2046	3,198	3,030
2.689% due 05/25/2046	75	73
2.719% due 11/25/2036	365	350
2.749% due 04/25/2037	5,537	5,237

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	204	203
2.639% due 11/25/2036	1,534	1,458
2.659% due 10/25/2036	52	51
2.689% due 01/25/2046	51	51
2.779% due 08/25/2035	107	103
2.879% due 10/25/2034	359	324
3.825% due 03/25/2032	123	105

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	113	112
2.649% due 11/25/2036	1,829	1,699
2.649% due 01/25/2037	976	937
2.659% due 10/25/2036	19	19
2.659% due 11/25/2036	2,333	2,206
2.679% due 01/25/2036	100	99
2.679% due 05/25/2037	1,311	1,225

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,000	1,980

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	3,193	2,927

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	$1,535	$1,506
2.629% due 06/25/2037	999	982
2.659% due 04/25/2037	375	370
2.669% due 08/25/2036	4,860	4,639
2.669% due 02/25/2037	245	243
2.669% due 07/25/2037	213	204
2.679% due 09/25/2037	162	156
2.719% due 02/25/2037	2,453	2,261

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	365	361
2.639% due 06/25/2036	542	535
2.639% due 07/25/2036	812	795
2.639% due 09/25/2036	96	93
2.639% due 10/25/2036	2,655	2,581
2.639% due 01/25/2037	2,517	2,416
2.649% due 10/25/2036	2,896	2,813
2.649% due 11/25/2036	5,192	4,971
2.659% due 05/25/2037	5,989	5,743
2.699% due 09/25/2036	125	106
3.399% due 07/25/2037	558	535

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	1,733	1,663

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	1,466	1,389

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	1,175	1,118

New Century Home Equity Loan Trust
2.659% due 05/25/2036	68	68
2.669% due 08/25/2036	619	610
2.779% due 05/25/2036	1,600	1,321
2.859% due 06/25/2035	88	84

Option One Mortgage Loan Trust
2.639% due 02/25/2037	797	761
2.649% due 07/25/2036	485	478
2.649% due 01/25/2037	3,376	3,178
2.659% due 07/25/2037	1,572	1,483
3.139% due 06/25/2032	69	64
3.139% due 08/25/2032	291	271

Park Place Securities, Inc.
2.859% due 09/25/2035	617	596

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	2,787	2,608

Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	619	554
3.039% due 08/25/2033	1,307	1,224
3.099% due 12/25/2033	807	750

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	831	803
2.679% due 10/25/2036	205	196
2.699% due 08/25/2046	978	933
3.159% due 06/25/2032	10	10

Residential Asset Securities Corp.
2.639% due 06/25/2036	913	897
2.659% due 01/25/2037	1,413	1,340
2.669% due 07/25/2036	484	479
2.669% due 11/25/2036	7,299	6,959
2.669% due 02/25/2037	1,396	1,306
2.679% due 10/25/2036	1,289	1,250
2.709% due 04/25/2037	2,243	2,102

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	2,324	2,143

SACO I, Inc.
2.659% due 05/25/2036	671	509

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	139	135

Saxon Asset Securities Trust
2.659% due 10/25/2046	1,363	1,314
3.139% due 01/25/2032	28	28

146	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sears Credit Account Master Trust
3.038% due 04/16/2013	$700	$687

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,191	1,128
2.659% due 03/25/2036	792	782

SLC Student Loan Trust
3.045% due 02/15/2015	5,931	5,899

SLM Student Loan Trust
3.311% due 04/25/2014	3,362	3,349
3.321% due 10/27/2014	2,570	2,558
3.321% due 10/25/2016	1,567	1,561
3.321% due 07/25/2017	2,173	2,160
3.800% due 12/15/2038	3,800	3,714

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	355	353
2.659% due 12/25/2036	584	562
2.679% due 01/25/2037	2,080	1,986
2.679% due 06/25/2037	2,268	2,146
2.699% due 10/25/2036	50	49

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	658	645
2.644% due 11/25/2037	190	180
2.659% due 01/25/2038	1,713	1,639
2.679% due 12/25/2036	227	226
2.939% due 01/25/2034	90	84

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	901	858

Structured Asset Securities Corp.
2.649% due 10/25/2036	493	477
2.679% due 01/25/2037	1,281	1,164
2.699% due 01/25/2037	1,453	1,390
2.709% due 04/25/2036	2,400	2,318
2.889% due 01/25/2033	1,775	1,605
4.900% due 04/25/2035	4,000	3,698

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	178	174

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	2,493	2,335
2.659% due 10/25/2036	856	773
2.669% due 04/25/2036	56	56

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	1,052	1,016
2.699% due 03/25/2037	696	678
2.839% due 10/25/2035	7,287	7,075

WFS Financial Owner Trust
3.590% due 10/19/2009	8	8

Total Asset-Backed Securities (Cost $358,342)		341,745

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,300	$3,694

BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	1,001

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,989

Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		600,000	6,088
1.745% due 11/26/2049		200,000	2,018
1.850% due 09/29/2049		100,000	1,006

Total Foreign Currency-Denominated Issues (Cost $17,399)			20,796

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		328	3,419

Total Preferred Stocks (Cost $3,489)			3,419

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 5.6%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$6,800	6,781

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
4.298% due 01/15/2010		16,800	16,516

Barclays Bank PLC
3.206% due 08/10/2009		9,600	9,615

Calyon Financial, Inc.
2.731% due 06/29/2010		700	698
4.035% due 01/16/2009		16,900	16,889

Calyon N.A. LLC
2.802% due 01/16/2009		5,600	5,594

Dexia Credit Local S.A.
2.654% due 09/29/2008		8,000	8,002

Fortis Bank NY
2.481% due 05/20/2008		3,000	2,999
2.622% due 04/28/2008		800	800
2.646% due 09/30/2008		3,700	3,695
2.649% due 06/30/2008		20,700	20,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.294% due 07/28/2008	$1,200	$1,201

Nordea Bank Finland PLC
2.671% due 12/01/2008	1,700	1,699
3.046% due 04/09/2009	33,800	33,780
3.080% due 02/06/2009	3,500	3,497

Skandinaviska Enskilda Banken AB
3.056% due 01/05/2009	8,000	7,992
3.060% due 02/13/2009	30,800	30,792

Societe Generale NY
2.652% due 06/30/2008	8,400	8,386

Svenska Handelsbanken AB
2.544% due 06/19/2009	4,000	4,004

Unicredito Italiano NY
3.085% due 05/29/2008	2,200	2,201
3.135% due 05/06/2008	5,000	4,999

Wachovia Bank N.A.
2.668% due 10/03/2008	7,100	7,072

		210,006

COMMERCIAL PAPER 0.0%

Royal Bank of Scotland Group PLC
2.900% due 04/24/2008	1,000	998

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
1.200% due 04/01/2008	10,500	10,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $10,718. Repurchase proceeds are $10,500.)

U.S. TREASURY BILLS 0.1%
1.378% due 05/29/2008 - 06/12/2008 (b)(c)	5,000	4,973

Total Short-Term Instruments (Cost $226,831)		226,477

PURCHASED OPTIONS (h) 1.0%
(Cost $13,512)		39,451

Total Investments 103.4% (Cost $3,937,499)		$3,903,287

Written Options (i) (0.5%) (Premiums $8,112)		(20,263)

Other Assets and Liabilities (Net) (2.9%)		(109,127)

Net Assets (d) 100.0%		$3,773,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,724 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $14,147 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $134,441 at a weighted average interest rate of 4.240%. On March 31, 2008, securities valued at $52,157 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	147

Schedule of Investments  Short-Term Fund  (Cont.)

(f)	Cash of $31,230 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	459	$2,576
90-Day Eurodollar March Futures	Short	03/2009	459	(2,370)
Euro-Schatz June Futures	Short	06/2008	2,490	2,466
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,580	815
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	6,158	(8,606)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	1,346
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	3

				$(3,770)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	$3,800	$47
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	MLP	3,800	(128)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	BOA	3,800	(207)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%		12/20/2012	RBS	5,000	(75)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	6,000	1,155
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	3,800	(14)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	JPM	7,600	(178)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	4,200	(20)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	1,600	(7)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	MLP	3,800	(131)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	RBS	4,700	(356)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	BEAR	10,000	(429)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	BOA	2,800	(112)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	3,800	50
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	3,800	13
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	2,200	(8)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	1,600	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	4,000	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	1,700	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	1,600	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(143)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	LEH	1,700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,900	(15)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	1,400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	3,900	(15)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(121)

							$(727)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	$50,500	$328
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	11,000	99
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	700	6

							$433

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$(236)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		13,200	(41)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		$16,700	(349)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		9,100	(48)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		62,900	(1,039)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		56,800	(3,775)

148	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		$48,400	$(2,384)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	3,400	(75)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,900	(189)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(199)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM		10,700	13
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		53,700	111
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(216)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	42
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		53,100	167
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	269
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	348
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	98
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	704
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	620
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	570

							$(5,609)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar June Futures	$96.375	06/16/2008	3,817	$2,729	$12,930
Call - CME 90-Day Eurodollar June Futures	96.875	06/16/2008	7,837	5,194	16,801

				$7,923	$29,731

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$11
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		8,100	464	817
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	912
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	1,612
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	302
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	1,232
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	226
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	2,077
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	392
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	210	82
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	509
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	206
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	1,342

						$5,589	$9,720

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/13/2008	3,817	$2,906	$7,920
Call - CME 90-Day Eurodollar June Futures	97.125	06/13/2008	7,837	5,206	12,343

				$8,112	$20,263

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$2,000	$1,977	$1,980
U.S. Treasury Bonds	5.500%	05/15/2009	1,425	1,486	1,526
U.S. Treasury Notes	4.250%	11/15/2014	60,200	65,193	67,071
U.S. Treasury Notes	4.250%	08/15/2015	76,115	81,343	83,667
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,408	1,442

				$151,407	$155,686

(2)	Market value includes $1,990 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	149

Schedule of Investments  Short-Term Fund  (Cont.)

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	280	04/2008	$0	$(2)	$(2)
Buy	BRL	30,010	07/2008	629	0	629
Sell		21,784	07/2008	313	0	313
Buy		26,159	12/2008	205	0	205
Sell		12,051	12/2008	197	0	197
Buy	CLP	2,447,604	07/2008	665	0	665
Buy		63,745	12/2008	12	0	12
Sell	EUR	14,628	04/2008	0	(281)	(281)
Sell	GBP	47,552	04/2008	0	(248)	(248)
Buy	JPY	1,561,698	05/2008	347	0	347
Buy	KRW	1,673,550	05/2008	0	(103)	(103)
Buy		26,952,122	08/2008	0	(1,593)	(1,593)
Buy	MXN	343,073	07/2008	1,008	0	1,008
Buy	NOK	57,384	06/2008	211	0	211
Buy	PLN	83,640	07/2008	4,090	0	4,090
Buy	RUB	491,838	07/2008	1,333	0	1,333
Buy		1,299,698	11/2008	1,981	0	1,981
Buy	SGD	43,579	05/2008	1,782	0	1,782
Buy	ZAR	1,750	07/2008	0	(22)	(22)
Buy		22,036	12/2008	0	(174)	(174)

				$12,773	$(2,423)	$10,350

150	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2008	151

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
03/31/2008	$10.79	$0.46	$1.06	$1.52	$(0.47)	$(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)

Diversified Income Fund
Class A
03/31/2008	$11.13	$0.59	$(0.37)	$0.22	$(0.62)	$(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)

Emerging Local Bond Fund
Class A
07/31/2007 - 03/31/2008	$10.27	$0.36	$0.47	$0.83	$(0.50)	$(0.73)
Class C
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)

Emerging Markets Bond Fund
Class A
03/31/2008	$11.13	$0.56	$(0.07)	$0.49	$(0.61)	$(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
Class B
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
Class C
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

152	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(1.50)	$10.81	14.64%	$330,005	1.25%		1.25%		4.14%		31%
0.00	(0.69)	10.79	10.01	136,279	1.25		1.25		4.15		11
0.00	(0.26)	10.46	7.26	47,798	1.25	*(e)	1.25	*(e)	3.19	*	6

0.00	(1.42)	10.81	13.79	123,509	2.00		2.00		3.41		31
0.00	(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
0.00	(0.19)	10.46	6.59	8,646	2.00	*(e)	2.00	*(e)	2.56	*	6

$0.00	$(0.64)	$10.71	2.10%	$106,904	1.23%		1.15%		5.40%		234%
0.00	(0.73)	11.13	7.99	125,360	1.15		1.15		5.02		190
0.00	(0.66)	11.01	7.50	80,231	1.15	(e)	1.15	(e)	4.86		128
0.00	(0.56)	10.87	5.54	48,046	1.17	(d)	1.17	(d)	4.50		44
0.00	(0.31)	10.84	11.66	25,013	1.20	*(b)	1.20	*(b)	3.94	*	33

0.00	(0.56)	10.71	1.34	42,975	1.98		1.90		4.65		234
0.00	(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
0.00	(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
0.00	(0.48)	10.87	4.76	16,127	1.92	(d)	1.92	(d)	3.76		44
0.00	(0.26)	10.84	11.14	4,819	1.95	*(c)	1.95	*(c)	3.28	*	33

0.00	(0.56)	10.71	1.34	103,481	1.98		1.90		4.64		234
0.00	(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
0.00	(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
0.00	(0.48)	10.87	4.76	42,756	1.92	(d)	1.92	(d)	3.78		44
0.00	(0.26)	10.84	11.12	22,192	1.95	*(c)	1.95	*(c)	3.22	*	33

$0.00	$(1.23)	$9.87	8.31%	$15,899	1.31	%*	1.31	%*	5.44	%*	67%

0.00	(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	5.14	*	67

$0.00	$(0.94)	$10.68	4.57%	$312,295	1.25%		1.25%		5.12%		148%
0.00	(1.12)	11.13	10.32	316,226	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
0.00	(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.34	258,444	1.25		1.25		4.08		461

0.00	(0.86)	10.68	3.80	60,532	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
0.00	(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.43	72,425	2.00		2.00		3.39		461

0.00	(0.86)	10.68	3.80	113,544	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
0.00	(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.42	142,161	2.00		2.00		3.33		461

(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(d)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(e)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Annual Report	March 31, 2008	153

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Floating Income Fund
Class A
03/31/2008	$10.55	$0.51	$(1.27)	$(0.76)	$(0.60)	$(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

Foreign Bond Fund (Unhedged)
Class A
03/31/2008	$10.21	$0.37	$1.64	$2.01	$(0.35)	$(0.33)
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2008	$10.17	$0.35	$0.20	$0.55	$(0.33)	$0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
Class B
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
Class C
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)

Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2008	$9.61	$0.35	$0.28	$0.63	$(0.32)	$0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
Class B
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.96%.
(c)	If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 1.71%.

154	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.02)	$(0.74)	$9.05	(7.64)%	$129,885	0.96%		0.95%		5.05%		111%
0.00	(0.65)	10.55	8.04	321,462	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
0.00	(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

(0.02)	(0.71)	9.05	(7.92)	65,669	1.26		1.25		4.76		111
0.00	(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
0.00	(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
0.00	(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

$0.00	$(0.68)	$11.54	20.47%	$310,635	1.23%		0.95%		3.52%		798%
0.00	(0.38)	10.21	7.00	282,563	0.95		0.95		3.34		644
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80	*	344

0.00	(0.60)	11.54	19.58	108,807	1.97		1.70		2.77		798
0.00	(0.30)	10.21	6.21	99,356	1.70		1.70		2.60		644
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06	*	344

$0.00	$(0.33)	$10.39	5.51%	$245,275	1.32%		0.95%		3.44%		969%
(0.02)	(0.50)	10.17	3.58	258,371	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	245,270	0.96		0.95		2.84		711

0.00	(0.25)	10.39	4.73	19,960	2.05		1.70		2.68		969
(0.02)	(0.42)	10.17	2.81	27,875	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	54,588	1.71		1.70		2.10		711

0.00	(0.25)	10.39	4.73	51,548	2.06		1.70		2.69		969
(0.02)	(0.42)	10.17	2.81	63,894	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	110,838	1.71		1.70		2.09		711

$0.00	$(0.32)	$9.92	6.70%	$19,966	1.38%		0.95%		3.63%		775%
0.00	(0.42)	9.61	3.91	18,725	0.95		0.95		3.16		581
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99		372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30		245
0.00	(0.42)	10.03	3.57	26,272	0.96		0.95		2.57		577

0.00	(0.25)	9.92	5.91	6,539	2.15		1.70		2.87		775
0.00	(0.35)	9.61	3.14	6,917	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23		372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	12,916	1.71		1.70		1.83		577

Annual Report	March 31, 2008	155

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
03/31/2008	$9.61	$0.28	$0.28	$0.56	$(0.25)	$0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)

GNMA Fund
Class A
03/31/2008	$11.11	$0.52	$0.33	$0.85	$(0.52)	$(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
Class B
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
Class C
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)

High Yield Fund
Class A
03/31/2008	$9.94	$0.65	$(0.71)	$(0.06)	$(0.67)	$(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
Class B
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
Class C
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00

Income Fund
Class A
03/31/2008	$10.00	$0.53	$(0.08)	$0.45	$(0.53)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.89%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

156	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.25)	$9.92	5.91%	$16,109	2.16%		1.70%		2.87%	775%
0.00	(0.35)	9.61	3.14	16,140	1.70		1.70		2.41	581
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24	372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56	245
0.00	(0.34)	10.03	2.79	19,194	1.71		1.70		1.82	577

$0.00	$(0.59)	$11.37	7.94%	$114,188	1.33%		0.90%		4.69%	839%
0.00	(0.49)	11.11	6.59	76,983	1.45		0.90		4.48	1,009
0.00	(0.41)	10.90	2.74	64,165	0.90		0.90		3.43	1,069
0.00	(0.33)	11.01	2.31	71,610	0.90		0.90		1.80	1,209
0.00	(0.37)	11.09	3.75	77,650	0.92		0.90		0.94	1,409

0.00	(0.51)	11.37	7.14	29,853	2.07		1.65		3.98	839
0.00	(0.41)	11.11	5.80	31,447	2.19		1.65		3.73	1,009
0.00	(0.33)	10.90	1.97	36,678	1.66		1.65		2.68	1,069
0.00	(0.25)	11.01	1.55	45,546	1.65		1.65		1.04	1,209
0.00	(0.29)	11.09	2.98	54,895	1.67		1.65		0.18	1,409

0.00	(0.51)	11.37	7.14	36,035	2.07		1.65		3.96	839
0.00	(0.41)	11.11	5.80	31,535	2.19		1.65		3.73	1,009
0.00	(0.33)	10.90	1.98	36,587	1.66		1.65		2.67	1,069
0.00	(0.25)	11.01	1.55	49,158	1.65		1.65		1.03	1,209
0.00	(0.29)	11.09	2.99	62,603	1.67		1.65		0.20	1,409

$0.00	$(0.68)	$9.20	(0.71)%	$746,475	0.91%		0.90%		6.73%	187%
0.00	(0.66)	9.94	8.76	811,521	0.90		0.90		6.65	75
0.00	(0.68)	9.77	7.95	983,662	0.90		0.90		6.83	105
0.00	(0.64)	9.70	6.87	996,147	0.90		0.90		6.49	62
0.00	(0.65)	9.69	16.62	1,252,991	0.90		0.90		6.76	105

0.00	(0.61)	9.20	(1.44)	277,780	1.66		1.65		5.99	187
0.00	(0.58)	9.94	7.96	413,598	1.65		1.65		5.90	75
0.00	(0.60)	9.77	7.14	504,772	1.65		1.65		6.05	105
0.00	(0.56)	9.70	6.08	646,112	1.65		1.65		5.73	62
0.00	(0.58)	9.69	15.76	771,174	1.65		1.65		6.02	105

0.00	(0.61)	9.20	(1.44)	490,422	1.66		1.65		5.99	187
0.00	(0.58)	9.94	7.95	651,392	1.65		1.65		5.90	75
0.00	(0.60)	9.77	7.14	734,019	1.65		1.65		6.05	105
0.00	(0.56)	9.70	6.08	909,031	1.65		1.65		5.74	62
0.00	(0.58)	9.69	15.76	1,159,797	1.65		1.65		6.01	105

$0.00	$(0.53)	$9.92	4.65%	$2,008	1.84	%(b)	0.85	%(c)	5.26%	276%
0.00	0.00	10.00	0.00	10	0.85	*	0.85	*	(0.85)*	0

0.00	(0.46)	9.92	3.87	1,484	2.69	(d)	1.60	(e)	4.62	276
0.00	0.00	10.00	0.00	10	1.60	*	1.60	*	(1.60)*	0

Annual Report	March 31, 2008	157

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Investment Grade Corporate Bond Fund
Class A
03/31/2008	$10.37	$0.49	$0.10	$0.59	$(0.49)	$(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

Long-Term U.S. Government Fund
Class A
03/31/2008	$10.66	$0.48	$0.63	$1.11	$(0.47)	$0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
Class B
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
Class C
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)

Low Duration Fund
Class A
03/31/2008	$9.95	$0.43	$0.26	$0.69	$(0.43)	$(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
Class B
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
Class C
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

158	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.52)	$10.44	5.92%	$33,922	0.97%		0.90%		4.70%	115%
0.00	(0.48)	10.37	6.83	27,922	0.90		0.90		4.44	98
0.00	(0.44)	10.17	2.17	16,345	0.90		0.90		4.05	168
0.00	(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63 *	57

0.00	(0.45)	10.44	5.14	9,060	1.72		1.65		3.95	115
0.00	(0.40)	10.37	6.03	6,493	1.65		1.65		3.69	98
0.00	(0.36)	10.17	1.40	6,204	1.65		1.65		3.29	168
0.00	(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82 *	57

$0.00	$(0.47)	$11.30	10.78%	$233,321	0.875%		0.875%		4.43%	291%
0.00	(0.48)	10.66	6.41	179,750	0.875		0.875		4.45	971
0.00	(0.39)	10.48	0.79	140,369	0.89	(c)	0.89	(c)	3.41	788
0.00	(0.66)	10.77	0.77	124,471	0.90		0.90		2.76	321
0.00	(0.59)	11.35	7.69	138,097	0.91		0.90		3.21	588

0.00	(0.40)	11.30	9.97	32,425	1.625		1.625		3.73	291
0.00	(0.40)	10.66	5.62	36,900	1.625		1.625		3.71	971
0.00	(0.30)	10.48	0.04	45,638	1.64	(c)	1.64	(c)	2.61	788
0.00	(0.57)	10.77	0.02	60,124	1.65		1.65		2.02	321
0.00	(0.51)	11.35	6.89	83,819	1.66		1.65		2.47	588

0.00	(0.39)	11.30	9.96	52,461	1.625		1.625		3.67	291
0.00	(0.40)	10.66	5.62	39,482	1.625		1.625		3.71	971
0.00	(0.30)	10.48	0.04	38,108	1.64	(c)	1.64	(c)	2.63	788
0.00	(0.57)	10.77	0.02	41,824	1.65		1.65		2.02	321
0.00	(0.51)	11.35	6.89	49,262	1.66		1.65		2.47	588

$0.00	$(0.50)	$10.14	7.19%	$1,614,909	0.85%		0.85%		4.24%	141%
0.00	(0.42)	9.95	4.86	1,164,861	0.85		0.85		4.16	73
0.00	(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	3.13	68
0.00	(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61	278
0.00	(0.25)	10.31	2.26	2,093,152	0.90		0.90		1.53	247

0.00	(0.43)	10.14	6.40	162,843	1.60		1.60		3.54	141
0.00	(0.35)	9.95	4.08	208,559	1.60		1.60		3.40	73
0.00	(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	2.35	68
0.00	(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86	278
0.00	(0.18)	10.31	1.50	558,429	1.65		1.65		0.78	247

0.00	(0.45)	10.14	6.66	387,133	1.35		1.35		3.78	141
0.00	(0.37)	9.95	4.34	417,945	1.35		1.35		3.65	73
0.00	(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	2.60	68
0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10	278
0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.40		1.03	247

Annual Report	March 31, 2008	159

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund
Class A
03/31/2008	$1.00	$0.04	$0.00	$0.04	$(0.04)	$0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
Class B
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
Class C
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00

Mortgage-Backed Securities Fund
Class A
03/31/2008	$10.72	$0.50	$0.22	$0.72	$(0.49)	$(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
Class B
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
Class C
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)

Short-Term Fund
Class A
03/31/2008	$9.96	$0.45	$(0.12)	$0.33	$(0.45)	$(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(d)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net would have been 1.47%.

160	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.04)	$1.00	4.43%	$108,430	0.57%		0.57%		4.28%	N/A
0.00	(0.05)	1.00	4.77	75,947	0.57		0.57		4.69	N/A
0.00	(0.03)	1.00	3.22	64,212	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	95,033	0.62	(b)(c)	0.62	(b)(c)	1.08	N/A
0.00	0.00	1.00	0.48	71,204	0.65		0.65		0.47	N/A

0.00	(0.03)	1.00	3.50	56,818	1.47		1.47		3.40	N/A
0.00	(0.04)	1.00	4.38	49,405	0.95	(e)	0.95	(e)	4.33	N/A
0.00	(0.03)	1.00	2.83	40,366	0.95	(e)	0.95	(e)	2.75	N/A
0.00	(0.01)	1.00	0.71	57,408	1.03	(b)(f)	1.03	(b)(f)	0.64	N/A
0.00	0.00	1.00	0.05	57,215	1.08	(g)	1.08	(g)	0.05	N/A

0.00	(0.04)	1.00	4.44	71,946	0.57		0.57		4.30	N/A
0.00	(0.05)	1.00	4.78	59,031	0.57		0.57		4.70	N/A
0.00	(0.03)	1.00	3.22	57,589	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	92,016	0.62	(b)(c)	0.62	(b)(c)	1.01	N/A
0.00	0.00	1.00	0.48	85,956	0.65		0.65		0.47	N/A

$0.00	$(0.56)	$10.88	6.93%	$55,202	1.56%		0.90%		4.65%	630%
0.00	(0.47)	10.72	7.08	42,395	0.90		0.90		4.46	780
0.00	(0.39)	10.47	2.24	35,258	0.90		0.90		3.51	711
0.00	(0.50)	10.62	2.68	30,797	0.90		0.90		2.16	824
0.00	(0.39)	10.83	4.48	31,673	0.95		0.90		1.36	993

0.00	(0.48)	10.88	6.14	15,544	2.29		1.65		3.92	630
0.00	(0.39)	10.72	6.29	16,404	1.65		1.65		3.72	780
0.00	(0.31)	10.47	1.48	14,970	1.65		1.65		2.74	711
0.00	(0.42)	10.62	1.91	17,104	1.65		1.65		1.40	824
0.00	(0.31)	10.83	3.69	18,755	1.70		1.65		0.63	993

0.00	(0.48)	10.88	6.14	29,365	2.29		1.65		3.91	630
0.00	(0.39)	10.72	6.28	28,454	1.65		1.65		3.72	780
0.00	(0.31)	10.47	1.48	22,129	1.65		1.65		2.75	711
0.00	(0.42)	10.62	1.91	23,596	1.65		1.65		1.41	824
0.00	(0.31)	10.83	3.70	26,661	1.70		1.65		0.57	993

$0.00	$(0.48)	$9.81	3.34%	$201,097	0.84	%(i)	0.83	%(i)	4.52%	191%
0.00	(0.46)	9.96	4.51	259,410	0.75	(d)	0.75	(d)	4.42	187
0.00	(0.32)	9.98	2.91	315,399	0.75	(d)	0.75	(d)	3.07	230
0.00	(0.17)	10.01	1.10	521,189	0.85	(d)	0.85	(d)	1.32	356
0.00	(0.14)	10.07	1.64	801,886	0.90		0.90		1.08	268

(f)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(g)	If the administrator did not waive the administrative fees, and a portion of servicing and distribution fees, the ratio of expense to average net assets would have been 1.55%.
(h)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(i)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

Annual Report	March 31, 2008	161

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund (Cont.)
Class B
03/31/2008	$9.96	$0.38	$(0.13)	$0.25	$(0.37)	$(0.03)
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
Class C
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

162	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.40)	$9.81	2.57%	$9,485	1.59	%(c)	1.58	%(c)	3.78%	191%
0.00	(0.39)	9.96	3.73	14,144	1.50	(b)	1.50	(b)	3.66	187
0.00	(0.24)	9.98	2.13	19,070	1.50	(b)	1.50	(b)	2.30	230
0.00	(0.09)	10.01	0.35	32,842	1.60	(b)	1.60	(b)	0.60	356
0.00	(0.06)	10.07	0.89	32,626	1.65		1.65		0.31	268

0.00	(0.45)	9.81	3.03	100,746	1.14	(c)	1.13	(c)	4.22	191
0.00	(0.43)	9.96	4.19	121,666	1.05	(b)	1.05	(b)	4.11	187
0.00	(0.29)	9.98	2.60	173,897	1.05	(b)	1.05	(b)	2.77	230
0.00	(0.14)	10.01	0.80	265,718	1.15	(b)	1.15	(b)	1.02	356
0.00	(0.11)	10.07	1.34	393,059	1.20		1.20		0.77	268

Annual Report	March 31, 2008	163

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$4,824,748	$2,530,647	$1,638,668	$3,255,561	$1,892,869
Repurchase agreements, at value	56,500	103,721	8,152	67,530	52,655
Cash	14,029	0	28,545	3,102	1,841
Deposits with counterparty	1,541	34,940	610	15,880	30,180
Foreign currency, at value	17,280	12,731	7,861	9,848	9,187
Receivable for investments sold	191,526	306,864	2,492	890,427	429,282
Receivable for investments sold on a delayed-delivery basis	0	75,428	0	0	0
Receivable for Fund shares sold	53,999	970	31,662	18,349	35,403
Interest and dividends receivable	49,557	38,574	31,997	42,411	20,453
Variation margin receivable	135	1,626	41	842	202
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	2,363	10,467	4,651	10,251	57,383
Unrealized appreciation on foreign currency contracts	401,114	15,758	52,371	15,074	32,415
Unrealized appreciation on swap agreements	5,596	32,103	8,682	16,446	31,686
Other assets	0	0	0	0	0
	5,618,388	3,163,829	1,815,732	4,345,721	2,593,556

Liabilities:
Payable for the reverse repurchase agreements	$0	$21,034	$0	$0	$104,807
Payable for investments purchased	48,503	414,534	40,717	708,356	241,090
Payable for investments purchased on a delayed-delivery basis	0	7,119	0	61,839	0
Payable for short sales	95,151	191,613	0	195,083	218,088
Payable for Fund shares redeemed	5,968	5,377	365	3,192	5,282
Dividends payable	1,456	1,274	57	3,228	485
Overdraft due to custodian	0	16,281	0	0	0
Written options outstanding	0	1,561	0	1,026	97
Accrued investment advisory fee	1,824	928	569	1,161	513
Accrued administrative fee	1,738	652	636	1,109	458
Accrued distribution fee	75	89	6	108	16
Accrued servicing fee	195	57	5	129	51
Variation margin payable	0	361	0	0	561
Recoupment payable to Manager	1	0	0	0	0
Swap premium received	5,930	21,764	9,820	26,714	14,472
Unrealized depreciation on foreign currency contracts	132,315	17,845	44,686	9,174	29,452
Unrealized depreciation on swap agreements	15,012	63,837	16,028	28,421	217,619
Other liabilities	34	2	10	5	2
	308,202	764,328	112,899	1,039,545	832,993

Net Assets	$5,310,186	$2,399,501	$1,702,833	$3,306,176	$1,760,563

Net Assets Consist of:
Paid in capital	$5,146,392	$2,468,574	$1,691,072	$3,249,823	$2,210,824
Undistributed (overdistributed) net investment income	(1,368)	(30,069)	(39,184)	1,649	(54,860)
Accumulated undistributed net realized gain (loss)	(25,219)	30,253	(6,288)	7,272	(150,147)
Net unrealized appreciation (depreciation)	190,381	(69,257)	57,233	47,432	(245,254)
	$5,310,186	$2,399,501	$1,702,833	$3,306,176	$1,760,563

Net Assets:
Class A	$330,005	$106,904	$15,899	$312,295	$129,885
Class B	0	42,975	0	60,532	0
Class C	123,509	103,481	4,541	113,544	65,669
Other Classes	4,856,672	2,146,141	1,682,393	2,819,805	1,565,009

Shares Issued and Outstanding:
Class A	30,533	9,985	1,611	29,230	14,357
Class B	0	4,014	0	5,666	0
Class C	11,427	9,666	460	10,628	7,259

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.81	$10.71	$9.87	$10.68	$9.05
Class B	NA	10.71	NA	10.68	NA
Class C	10.81	10.71	9.87	10.68	9.05

Cost of Investments Owned	$4,891,698	$2,565,527	$1,582,792	$3,212,655	$1,947,335
Cost of Repurchase Agreements Owned	$56,500	$103,721	$8,152	$67,530	$52,655
Cost of Foreign Currency Held	$17,090	$12,881	$7,811	$9,837	$9,317
Proceeds Received on Short Sales	$94,653	$188,504	$0	$195,078	$215,275
Premiums Received on Written Options	$0	$1,624	$0	$1,067	$55

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

164	PIMCO Funds	See Accompanying Notes

March 31, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$4,913,038	$4,270,914	$407,792	$791,914	$7,244,464	$380,916	$111,099
36,280	73,200	3,977	2,022	354,777	1,022	803
1,371	24,902	0	831	4,426	248	142
42,850	37,213	3,329	305	10,640	0	1,009
14,176	13,527	1,611	0	8,767	16	710
1,837,043	2,372,631	104,746	684,625	428,159	30,107	979
0	0	5,030	0	665	0	0
12,650	5,216	1,322	1,708	56,317	822	345
34,106	40,973	3,045	2,413	120,988	2,374	1,189
3,004	4,631	796	0	4,794	0	148
0	0	0	0	0	86	0
32,777	51,973	3,463	1,674	4,738	623	363
77,740	16,725	1,064	0	16,695	0	438
100,530	116,759	6,865	7,813	15,722	3,154	3,396
996	1,544	0	0	0	0	0
7,106,561	7,030,208	543,040	1,493,305	8,271,152	419,368	120,621

$394,643	$348,724	$41,067	$104,119	$0	$47,077	$3,005
766,480	650,398	56,250	697,415	1,167,338	64,190	14,467
1,008,476	1,230,957	106,113	0	0	0	0
1,446,065	1,742,982	54,999	241,614	0	0	0
4,078	16,455	202	728	39,374	7	185
1,305	1,696	147	209	7,356	10	86
0	0	59	0	0	0	0
40,752	29,227	4,003	0	166,803	0	1,356
624	548	52	83	1,335	44	19
715	624	67	108	1,558	45	24
222	54	13	39	633	1	5
113	94	8	41	372	1	10
635	2,110	497	0	3,897	0	25
0	0	0	0	0	0	0
68,236	58,617	4,647	5,131	21,356	9,373	1,348
58,910	54,493	2,268	0	11,773	6	174
89,499	112,237	6,481	7,360	89,735	4,935	2,236
0	0	0	0	0	0	2
3,880,753	4,249,216	276,873	1,056,847	1,511,530	125,689	22,942

$3,225,808	$2,780,992	$266,167	$436,458	$6,759,622	$293,679	$97,679

$2,882,842	$2,772,313	$265,460	$426,613	$7,257,227	$296,474	$97,327
252,912	(86,269)	(7,635)	1,952	(57,171)	189	(399)
(38,318)	12,443	(449)	1,971	(96,361)	(598)	(72)
128,372	82,505	8,791	5,922	(344,073)	(2,386)	823
$3,225,808	$2,780,992	$266,167	$436,458	$6,759,622	$293,679	$97,679

$310,635	$245,275	$19,966	$114,188	$746,475	$2,008	$33,922
0	19,960	6,539	29,853	277,780	0	0
108,807	51,548	16,109	36,035	490,422	1,484	9,060
2,806,366	2,464,209	223,553	256,382	5,244,945	290,187	54,697

26,923	23,617	2,014	10,046	81,114	203	3,248
0	1,922	659	2,627	30,184	0	0
9,430	4,963	1,625	3,170	53,291	150	868

$11.54	$10.39	$9.92	$11.37	$9.20	$9.92	$10.44
NA	10.39	9.92	11.37	9.20	NA	NA
11.54	10.39	9.92	11.37	9.20	9.92	10.44

$4,775,389	$4,121,234	$394,487	$783,327	$7,414,067	$381,514	$111,542
$36,280	$73,200	$3,977	$2,022	$354,777	$1,022	$803
$14,199	$13,527	$1,609	$0	$8,847	$16	$715
$1,419,154	$1,713,536	$53,567	$238,421	$0	$0	$0
$23,089	$19,581	$1,967	$0	$57,388	$0	$639

Annual Report	March 31, 2008	165

Statements of Assets and Liabilities (Cont.)	March 31, 2008

(Amounts in thousands, except per share amounts)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short- Term Fund

Assets:
Investments, at value	$1,784,372	$11,227,023	$428,253	$1,486,846	$3,892,787
Repurchase agreements, at value	68,644	99,582	32,423	28,500	10,500
Cash	5,444	720	0	5,349	17,355
Deposits with counterparty	22,160	55,350	0	900	31,230
Foreign currency, at value	0	23,963	0	0	14,535
Receivable for investments sold	85,402	1,611,368	0	818,145	153,539
Receivable for investments sold on a delayed-delivery basis	155,639	0	0	0	0
Receivable for Fund shares sold	7,699	63,835	3,593	8,423	22,440
Interest and dividends receivable	10,201	46,390	581	4,100	17,830
Variation margin receivable	9,677	14,332	0	0	12,083
Swap premiums paid	5,982	45,569	0	4,494	2,778
Unrealized appreciation on foreign currency contracts	0	27,824	0	0	12,773
Unrealized appreciation on swap agreements	25,411	15,727	0	10,564	4,640
Other assets	0	0	0	0	16
	2,180,631	13,231,683	464,850	2,367,321	4,192,506

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$123,177	$50,019
Payable for investments purchased	0	100,662	0	1,016,314	131,002
Payable for investments purchased on a delayed-delivery basis	330,140	0	0	0	0
Payable for short sales	86,008	1,550,307	0	296,252	155,686
Payable for Fund shares redeemed	18,089	26,550	2,500	947	29,837
Dividends payable	427	3,496	80	254	588
Overdraft due to custodian	0	0	1	0	0
Written options outstanding	5,800	31,150	0	0	20,263
Accrued investment advisory fee	287	2,255	42	165	806
Accrued administrative fee	357	1,940	98	195	673
Accrued distribution fee	107	321	30	52	326
Accrued servicing fee	64	524	25	50	77
Variation margin payable	8,281	3,075	0	0	10,533
Swap premium received	9,633	31,832	0	7,690	5,833
Unrealized depreciation on foreign currency contracts	0	12,234	0	0	2,423
Unrealized depreciation on swap agreements	0	50,126	0	9,273	10,543
Other liabilities	198	0	0	0	0
	459,391	1,814,472	2,776	1,454,369	418,609

Net Assets	$1,721,240	$11,417,211	$462,074	$912,952	$3,773,897

Net Assets Consist of:
Paid in capital	$1,694,912	$11,594,934	$462,052	$903,968	$3,867,259
Undistributed (overdistributed) net investment income	146	(12,214)	21	400	1,842
Accumulated undistributed net realized gain (loss)	938	(258,566)	1	2,326	(47,182)
Net unrealized appreciation (depreciation)	25,244	93,057	0	6,258	(48,022)
	$1,721,240	$11,417,211	$462,074	$912,952	$3,773,897

Net Assets:
Class A	$233,321	$1,614,909	$108,430	$55,202	$201,097
Class B	32,425	162,843	56,818	15,544	9,485
Class C	52,461	387,133	71,946	29,365	100,746
Other Classes	1,403,033	9,252,326	224,880	812,841	3,462,569

Shares Issued and Outstanding:
Class A	20,643	159,226	108,430	5,075	20,498
Class B	2,869	16,056	56,818	1,429	967
Class C	4,642	38,170	71,946	2,700	10,269

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.30	$10.14	$1.00	$10.88	$9.81
Class B	11.30	10.14	1.00	10.88	9.81
Class C	11.30	10.14	1.00	10.88	9.81

Cost of Investments Owned	$1,780,290	$11,388,732	$428,253	$1,478,776	$3,926,999
Cost of Repurchase Agreements Owned	$68,644	$99,582	$32,423	$28,500	$10,500
Cost of Foreign Currency Held	$0	$24,121	$0	$0	$14,593
Proceeds Received on Short Sales	$85,357	$1,539,763	$0	$293,035	$151,407
Premiums Received on Written Options	$3,117	$10,094	$0	$0	$8,112

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

166	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$237,596	$178,165	$114,175	$164,659	$243,636
Dividends	0	257	0	253	676
Miscellaneous income	132	136	55	0	209
Total Income	237,728	178,558	114,230	164,912	244,521

Expenses:
Investment advisory fees	19,470	12,116	6,845	11,622	12,261
Administrative fees	18,376	8,547	7,616	11,343	10,945
Distribution fees - Class B	0	375	0	492	0
Distribution fees - Class C	605	871	10	937	324
Servicing fees - Class A	507	293	5	751	666
Servicing fees - Class B	0	125	0	164	0
Servicing fees - Class C	201	290	3	312	270
Distribution and/or servicing fees - Other Classes	1,092	89	23	529	284
Trustees’ fees	14	8	5	8	14
Organization expense	0	0	0	0	0
Interest expense	0	2,124	37	27	452
Miscellaneous expense	12	3	3	2	7
Total Expenses	40,277	24,841	14,547	26,187	25,223
Reimbursement by Manager	0	0	0	0	0
Net Expenses	40,277	24,841	14,547	26,187	25,223

Net Investment Income	197,451	153,717	99,683	138,725	219,298

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,854	57,135	45,961	34,595	123,333
Net realized gain (loss) on futures contracts, written options and swaps	380	(16,282)	(17,734)	56,686	(221,765)
Net realized gain (loss) on foreign currency transactions	322,018	(21,089)	21,154	(303)	(7,755)
Net change in unrealized appreciation (depreciation) on investments	(76,234)	(75,678)	49,678	(79,371)	(75,709)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(20,595)	(34,957)	(10,037)	(33,070)	(246,838)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	185,584	(3,390)	7,785	2,589	(781)
Net Gain (Loss)	413,007	(94,261)	96,807	(18,874)	(429,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$610,458	$59,456	$196,490	$119,851	$(210,217)

* Foreign tax withholdings	$361	$4	$26	$8	$0

See Accompanying Notes	Annual Report	March 31, 2008	167

Statements of Operations  (Cont.)

Year Ended March 31, 2008
(Amounts in thousands)	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund

Investment Income:
Interest, net of foreign taxes*	$129,864	$120,387	$10,622	$20,147	$538,698	$8,356
Dividends	211	606	140	0	4,237	4
Miscellaneous income	109	82	0	0	264	13
Total Income	130,184	121,075	10,762	20,147	543,199	8,373

Expenses:
Investment advisory fees	6,801	6,345	533	831	17,763	285
Administrative fees	7,808	7,329	695	1,082	20,901	231
Distribution fees - Class B	0	173	45	225	2,589	0
Distribution fees - Class C	687	423	113	238	4,283	5
Servicing fees - Class A	672	606	43	225	1,907	2
Servicing fees - Class B	0	58	15	75	863	0
Servicing fees - Class C	229	141	38	79	1,428	2
Distribution and/or servicing fees - Other Classes	2,207	554	0	40	3,192	1
Trustees’ fees	9	8	1	1	22	0
Organization expense	0	0	0	0	0	92
Interest expense	8,247	9,441	986	1,460	342	1,194
Miscellaneous expense	3	3	0	0	10	0
Total Expenses	26,663	25,081	2,469	4,256	53,300	1,812
Reimbursement by Manager	0	0	0	0	0	(144)
Net Expenses	26,663	25,081	2,469	4,256	53,300	1,668

Net Investment Income	103,521	95,994	8,293	15,891	489,899	6,705

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	144,517	191,424	18,123	7,503	32,777	(407)
Net realized gain (loss) on futures contracts, written options and swaps	161,545	(5,762)	(3,637)	1,040	50,418	159
Net realized gain (loss) on foreign currency transactions	21,856	(205,245)	(18,397)	0	(34,232)	8
Net change in unrealized appreciation (depreciation) on investments	127,867	88,648	11,068	3,994	(396,760)	(598)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	20,737	15,817	863	(1,318)	(172,528)	(1,781)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(25,099)	(40,380)	(2,577)	0	5,766	(5)
Net Gain (Loss)	451,423	44,502	5,443	11,219	(514,559)	(2,624)

Net Increase (Decrease) in Net Assets Resulting from Operations	$554,944	$140,496	$13,736	$27,110	$(24,660)	$4,081

* Foreign tax withholdings	$20	$57	$2	$0	$0	$0

168	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund

$4,623	$78,600	$518,059	$18,917	$37,691	$215,668
6	0	8,893	0	0	891
4	13	329	0	6	141
4,633	78,613	527,281	18,917	37,697	216,700

204	3,313	25,723	465	1,502	10,121
265	4,096	21,939	1,073	1,839	8,562
0	250	1,371	379	122	88
56	321	1,913	0	208	325
75	502	3,158	86	117	550
0	83	457	126	41	29
19	107	957	62	69	270
10	250	1,899	12	469	4,225
0	5	32	1	2	13
0	0	0	0	0	0
56	0	0	4	4,144	538
0	2	13	0	1	5
685	8,929	57,462	2,208	8,514	24,726
0	0	0	0	0	0
685	8,929	57,462	2,208	8,514	24,726

3,948	69,684	469,819	16,709	29,183	191,974

418	11,863	71,786	59	7,629	37,832
80	81,203	16,587	0	5,613	(48,566)
(115)	0	69,698	0	0	9,239
(583)	1,411	(144,199)	0	5,091	(42,697)
848	14,093	238,540	0	(3,476)	(17,735)
242	0	11,902	0	0	9,947
890	108,570	264,314	59	14,857	(51,980)

$4,838	$178,254	$734,133	$16,768	$44,040	$139,994

$1	$0	$0	$0	$0	$0

See Accompanying Notes	Annual Report	March 31, 2008	169

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$197,451	$132,660	$153,717	$96,090	$99,683	$3,858	$138,725	$130,054
Net realized gain (loss)	324,252	93,918	19,764	7,735	49,381	(386)	90,978	89,034
Net change in unrealized appreciation (depreciation)	88,755	86,051	(114,025)	36,482	47,426	9,807	(109,852)	19,325
Net increase (decrease) resulting from operations	610,458	312,629	59,456	140,307	196,490	13,279	119,851	238,413

Distributions to Shareholders:
From net investment income
Class A	(8,468)	(4,207)	(6,752)	(5,124)	(119)	0	(16,795)	(17,107)
Class B	0	0	(2,497)	(1,584)	0	0	(3,176)	(3,370)
Class C	(2,766)	(1,075)	(5,802)	(4,752)	(71)	0	(6,042)	(6,910)
Other Classes	(186,433)	(128,438)	(147,905)	(89,235)	(104,899)	(3,562)	(124,997)	(111,589)
From net realized capital gains
Class A	(20,274)	(2,720)	(229)	(1,418)	(147)	0	(8,921)	(15,121)
Class B	0	0	(99)	(495)	0	0	(1,901)	(3,490)
Class C	(8,593)	(860)	(231)	(1,458)	(206)	0	(3,536)	(7,015)
Other Classes	(359,373)	(76,658)	(4,985)	(21,719)	(89,004)	0	(65,732)	(94,464)
Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(585,907)	(213,958)	(168,500)	(125,785)	(194,446)	(3,562)	(231,100)	(259,066)

Fund Share Transactions:
Receipts for shares sold
Class A	247,748	116,510	35,492	68,196	16,623	0	93,088	117,262
Class B	0	0	11,611	29,776	0	0	5,742	9,024
Class C	86,500	41,243	27,582	49,615	4,967	0	21,682	23,616
Other Classes	2,622,925	2,341,886	750,452	1,145,594	2,051,687	619,995	1,581,250	733,403
Issued as reinvestment of distributions
Class A	21,476	4,609	4,673	4,269	222	0	18,390	22,516
Class B	0	0	1,564	1,151	0	0	3,967	5,301
Class C	8,229	1,403	4,371	4,604	265	0	7,196	10,524
Other Classes	510,001	193,311	140,275	97,041	193,681	3,566	153,012	184,973
Cost of shares redeemed
Class A	(73,401)	(35,527)	(53,782)	(28,430)	(700)	0	(102,700)	(168,245)
Class B	0	0	(18,944)	(7,628)	0	0	(18,969)	(23,819)
Class C	(17,429)	(4,735)	(42,739)	(28,139)	(480)	0	(52,439)	(67,465)
Other Classes	(1,518,805)	(1,284,899)	(838,749)	(518,615)	(1,187,901)	(10,864)	(815,618)	(1,352,889)
Net increase (decrease) resulting from Fund share transactions	1,887,244	1,373,801	21,806	817,434	1,078,364	612,697	894,601	(505,799)

Fund Redemption Fee	81	56	22	22	11	0	48	68

Total Increase (Decrease) in Net Assets	1,911,876	1,472,528	(87,216)	831,978	1,080,419	622,414	783,400	(526,384)

Net Assets:
Beginning of year	3,398,310	1,925,782	2,486,717	1,654,739	622,414	0	2,522,776	3,049,160
End of year*	$5,310,186	$3,398,310	$2,399,501	$2,486,717	$1,702,833	$622,414	$3,306,176	$2,522,776

*Including undistributed (overdistributed) net investment income of:	$(1,368)	$41,231	$(30,069)	$(7,009)	$(39,184)	$(44)	$1,649	$2,164

170	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$219,298	$157,513	$103,521	$68,155	$95,994	$82,712	$8,293	$6,929	$15,891	$11,745
(106,187)	49,511	327,918	15,101	(19,583)	36,223	(3,911)	(800)	8,543	(2,395)

(323,328)	55,631	123,505	38,831	64,085	(27,122)	9,354	2,104	2,676	7,583
(210,217)	262,655	554,944	122,087	140,496	91,813	13,736	8,233	27,110	16,933

(16,161)	(16,575)	(8,966)	(7,815)	(7,863)	(7,127)	(575)	(575)	(4,212)	(2,713)
0	0	0	0	(574)	(628)	(156)	(157)	(1,187)	(1,248)
(6,232)	(5,637)	(2,369)	(2,157)	(1,406)	(1,425)	(390)	(362)	(1,252)	(1,224)
(237,966)	(174,095)	(87,045)	(52,864)	(80,979)	(61,315)	(6,520)	(5,300)	(9,160)	(6,511)

(2,825)	(1,470)	(8,156)	(1,773)	0	(5,185)	0	(282)	(639)	(18)
0	0	0	0	0	(630)	0	(107)	(198)	(10)
(1,151)	(547)	(2,697)	(645)	0	(1,434)	0	(238)	(213)	(10)
(45,221)	(19,095)	(82,222)	(12,132)	0	(41,014)	0	(2,332)	(1,381)	(42)

(400)	0	0	0	0	(575)	0	0	0	0
0	0	0	0	0	(71)	0	0	0	0
(162)	0	0	0	0	(162)	0	0	0	0
(5,573)	0	0	0	0	(4,298)	0	0	0	0

(315,691)	(217,419)	(191,455)	(77,386)	(90,822)	(123,864)	(7,641)	(9,353)	(18,242)	(11,776)

150,659	203,861	112,743	135,369	77,392	77,353	19,003	5,298	60,096	41,561
0	0	0	0	1,304	1,778	1,518	1,812	5,489	2,872
31,318	79,159	34,183	44,241	8,824	7,864	3,237	3,141	9,701	4,784
2,031,524	4,085,368	1,813,467	1,444,413	988,710	933,946	82,668	35,638	132,393	39,088

13,235	12,574	12,971	6,912	6,150	10,507	401	627	3,933	2,154
0	0	0	0	428	1,009	116	200	928	849
5,938	4,961	3,581	1,947	1,116	2,480	297	456	1,076	903
284,482	189,755	145,648	57,129	63,055	94,751	5,446	6,472	9,816	6,072

(318,253)	(141,181)	(130,510)	(79,992)	(101,392)	(128,362)	(18,687)	(8,304)	(29,187)	(31,990)
0	0	0	0	(10,046)	(15,191)	(2,172)	(3,276)	(8,694)	(9,565)
(80,770)	(30,324)	(39,467)	(30,792)	(23,363)	(35,836)	(4,008)	(6,204)	(7,040)	(11,323)
(5,014,551)	(707,324)	(1,437,239)	(753,611)	(847,452)	(775,924)	(34,006)	(46,753)	(37,233)	(41,231)
(2,896,418)	3,696,849	515,377	825,616	164,726	174,375	53,813	(10,893)	141,278	4,174

20	16	142	151	74	86	6	9	0	1

(3,422,306)	3,742,101	879,008	870,468	214,474	142,410	59,914	(12,004)	150,146	9,332

5,182,869	1,440,768	2,346,800	1,476,332	2,566,518	2,424,108	206,253	218,257	286,312	276,980
$1,760,563	$5,182,869	$3,225,808	$2,346,800	$2,780,992	$2,566,518	$266,167	$206,253	$436,458	$286,312

$(54,860)	$(7,187)	$252,912	$(12,758)	$(86,269)	$(53,324)	$(7,635)	$(3,494)	$1,952	$574

Annual Report	March 31, 2008	171

Statements of Changes in Net Assets  (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$489,899	$484,660	$6,705	$0	$3,948	$2,827
Net realized gain (loss)	48,963	42,747	(240)	8	383	(211)
Net change in unrealized appreciation (depreciation)	(563,522)	82,290	(2,384)	(2)	507	1,512
Net increase (decrease) resulting from operations	(24,660)	609,697	4,081	6	4,838	4,128

Distributions to Shareholders:
From net investment income
Class A	(53,335)	(56,638)	(47)	0	(1,436)	(944)
Class B	(21,535)	(26,399)	0	0	0	0
Class C	(35,632)	(40,152)	(30)	0	(305)	(244)
Other Classes	(396,954)	(360,602)	(6,805)	0	(2,287)	(1,669)
From net realized capital gains
Class A	(467)	(534)	0	0	(92)	(46)
Class B	(201)	(276)	0	0	0	0
Class C	(341)	(432)	0	0	(23)	(13)
Other Classes	(3,537)	(3,461)	0	0	(140)	(64)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(512,002)	(488,494)	(6,882)	0	(4,283)	(2,980)

Fund Share Transactions:
Receipts for shares sold
Class A	243,272	229,176	2,179	10	15,969	17,602
Class B	13,033	27,622	0	0	0	0
Class C	44,332	58,026	1,822	10	4,520	3,086
Other Classes	2,546,752	1,878,610	271,112	25,030	18,617	11,596
Issued as reinvestment of distributions
Class A	38,259	38,721	31	0	1,018	663
Class B	11,481	13,722	0	0	0	0
Class C	21,823	24,569	24	0	207	165
Other Classes	337,294	306,649	6,753	0	2,082	1,473
Cost of shares redeemed
Class A	(287,344)	(451,767)	(198)	0	(11,142)	(7,079)
Class B	(134,069)	(139,005)	0	0	0	0
Class C	(183,401)	(175,910)	(365)	0	(2,235)	(3,089)
Other Classes	(2,821,077)	(1,782,763)	(9,935)	0	(5,560)	(7,755)
Net increase (decrease) resulting from Fund share transactions	(169,645)	27,650	271,423	25,050	23,476	16,662

Fund Redemption Fee	383	277	1	0	1	3

Total Increase (Decrease) in Net Assets	(705,924)	149,130	268,623	25,056	24,032	17,813

Net Assets:
Beginning of year	7,465,546	7,316,416	25,056	0	73,647	55,834
End of year*	$6,759,622	$7,465,546	$293,679	$25,056	$97,679	$73,647

*Including undistributed (overdistributed) net investment income of:	$(57,171)	$(27,995)	$189	$0	$(399)	$(235)

172	PIMCO Funds	See Accompanying Notes

Long - Term U.S. Government Fund		Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$69,684	$74,946	$469,819	$493,735	$16,709	$18,132	$29,183	$20,666	$191,974	$166,927
93,066	(64,322)	158,071	(146,776)	59	(33)	13,242	(2,235)	(1,495)	(13,593)
15,504	88,502	106,243	205,184	0	0	1,615	12,256	(50,485)	11,782
178,254	99,126	734,133	552,143	16,768	18,099	44,040	30,687	139,994	165,116

(8,869)	(6,874)	(54,587)	(54,685)	(3,720)	(3,558)	(2,167)	(1,664)	(9,948)	(12,895)
(1,239)	(1,492)	(6,600)	(8,847)	(1,734)	(2,173)	(632)	(548)	(446)	(595)
(1,569)	(1,407)	(14,733)	(18,722)	(2,669)	(2,994)	(1,077)	(929)	(4,562)	(5,890)
(57,679)	(65,060)	(400,004)	(419,576)	(8,644)	(9,374)	(25,058)	(17,631)	(176,760)	(144,438)

(23)	(138)	(9,539)	(156)	0	0	(298)	(8)	(688)	(783)
(4)	(33)	(1,279)	(30)	0	0	(99)	(3)	(34)	(43)
(5)	(34)	(2,739)	(60)	0	0	(172)	(5)	(325)	(379)
(118)	(893)	(63,897)	(1,128)	0	0	(3,444)	(69)	(11,689)	(8,112)

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(69,506)	(75,931)	(553,378)	(503,204)	(16,767)	(18,099)	(32,947)	(20,857)	(204,452)	(173,135)

119,550	84,755	803,124	322,979	129,298	154,315	28,270	21,669	77,987	93,643
5,037	4,473	8,211	8,041	44,226	47,494	2,683	4,133	3,083	3,818
21,808	10,827	77,761	44,512	79,950	71,416	7,591	11,649	15,670	12,847
1,707,162	521,150	4,165,451	3,120,389	175,626	237,810	464,181	111,848	3,331,228	2,513,857

6,555	5,576	52,800	46,322	3,323	3,269	1,955	1,253	7,549	9,397
878	1,085	5,509	5,941	1,434	1,822	550	372	321	421
969	949	11,813	12,101	2,468	2,707	713	605	3,154	4,050
55,108	64,084	431,933	383,373	7,926	8,980	26,616	17,032	178,452	138,065

(84,883)	(53,246)	(426,776)	(703,564)	(100,139)	(145,850)	(18,132)	(16,721)	(140,482)	(158,265)
(12,222)	(14,922)	(62,842)	(112,422)	(38,247)	(40,276)	(4,323)	(3,426)	(7,899)	(9,128)
(12,409)	(11,008)	(127,255)	(247,798)	(69,502)	(72,680)	(7,779)	(6,543)	(38,177)	(68,772)
(1,448,492)	(1,539,973)	(4,258,637)	(4,420,439)	(134,891)	(215,195)	(100,315)	(195,901)	(3,316,420)	(2,571,920)
359,061	(926,250)	681,092	(1,540,565)	101,472	53,812	402,010	(54,030)	114,466	(31,987)

124	36	12	72	0	0	0	1	31	199

467,933	(903,019)	861,859	(1,491,554)	101,473	53,812	413,103	(44,199)	50,039	(39,807)

1,253,307	2,156,326	10,555,352	12,046,906	360,601	306,789	499,849	544,048	3,723,858	3,763,665
$1,721,240	$1,253,307	$11,417,211	$10,555,352	$462,074	$360,601	$912,952	$499,849	$3,773,897	$3,723,858

$146	$397	$(12,214)	$(3,840)	$21	$80	$400	$171	$1,842	$4,758

Annual Report	March 31, 2008	173

Statement of Cash Flows	March 31, 2008

(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$4,081

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(786,584)
Proceeds from sales of long-term securities	448,103
Purchases of short-term portfolio investments, net	(23,683)
Increase in interest receivable	(2,365)
Increase in receivable for investments sold	(30,049)
Increase in manager reimbursement receivable	(86)
Increase in payable for investments purchased	43,432
Increase in investment advisory fee	44
Increase in administrative fee	45
Increase in distribution fee	1
Increase in servicing fee	1
Payment from futures contracts transactions	(80)
Proceeds from currency transactions	8
Increase in swap premiums paid	8,952
Net amortization on investments	(43)
Unrealized depreciation on investments	2,384
Net realized loss on investments	240
Net cash used for operating activities	(335,599)

Cash flows received from financing activities:
Proceeds from shares sold	304,341
Payment on shares redeemed	(15,491)
Cash dividend paid*	(64)
Net borrowing from reverse repurchase agreements	47,077
Net cash received from financing activities	335,863

Net Increase in Cash and Foreign Currency	264

Cash and Foreign Currency:
Beginning of year	0
End of year	$264

* Reinvestment of dividends	$6,808

174	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 17 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed

Annual Report	March 31, 2008	175

Notes to Financial Statements  (Cont.)

of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it

176	PIMCO Funds

March 31, 2008

may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

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Notes to Financial Statements  (Cont.)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the

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borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,168,128, $914,781, and $1,464,067, respectively, in unfunded loan commitments outstanding.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Bridge Debt Commitments  At the period ended March 31, 2008, the Floating Income Fund, High Yield Fund, and Income Fund had $9,550,000, $32,649,623, and $95,500, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and requires expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory

Annual Report	March 31, 2008	179

Notes to Financial Statements  (Cont.)

contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%		0.40%	0.40%	0.55%		0.55%	N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%		0.45%	N/A
Emerging Local Bond Fund	0.45%		0.50%	0.50%	0.65%		0.65%	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%		0.25%	0.25%	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	0.25%	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%	0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.30%	0.45%		N/A	N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%	(2)	0.20%	0.20%	0.40%		0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%		N/A	N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%	0.35%
Money Market Fund	0.12%		0.20%	0.20%	0.35%		N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.30%	(1)	0.25%	0.30%	(1)

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID aso receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $3,889,708 representing commissions (sales charges) and contingent deferred sales charges.

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(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statement of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Emerging Local Bond, and Income Funds’ administrative fees in the Fund’s first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%	—
Emerging Local Bond Fund	1.15%	1.40%	1.55%	—	2.30%	1.55%	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$5
Emerging Local Bond Fund	25
Income Fund	86

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
Floating Income Fund	0	46,758
Foreign Bond Fund (Unhedged)	55,519	0
High Yield Fund	611	0
Low Duration Fund	50,137	0
Mortgage-Backed Securities Fund	4,765	0
Short-Term Fund	28,670	11,582

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Notes to Financial Statements  (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$478,977	$279,401	$2,756,706	$1,088,556
Diversified Income Fund	4,345,695	4,501,591	2,289,441	1,786,898
Emerging Local Bond Fund	19,399	10,980	1,259,382	685,445
Emerging Markets Bond Fund	2,497,986	1,780,530	2,041,276	1,625,253
Floating Income Fund	1,916,014	2,313,424	2,468,294	4,463,044
Foreign Bond Fund (Unhedged)	24,893,068	25,045,523	7,509,721	6,685,752
Foreign Bond Fund (U.S. Dollar-Hedged)	29,990,947	30,508,420	10,216,633	10,227,653
Global Bond Fund (U.S. Dollar-Hedged)	1,814,683	1,890,352	787,760	734,386
GNMA Fund	4,860,269	4,432,780	35,167	0
High Yield Fund	7,957,121	7,239,765	4,630,098	5,344,571
Income Fund	623,752	407,523	141,901	17,996
Investment Grade Corporate Bond Fund	90,729	66,290	36,140	25,040
Long-Term U.S. Government Fund	4,188,963	4,136,869	120,801	37,951
Low Duration Fund	12,479,714	10,719,291	2,834,176	1,451,516
Mortgage-Backed Securities Fund	6,462,619	5,686,922	140,512	7,561
Short-Term Fund	7,463,743	6,077,039	1,162,017	657,808

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$600,000	$7,275	0	$0	0	$1,280,000	$15,520
Sales	19,314	1,434,600	18,861	1,122	1,067	12,084	2,013,300	26,216
Closing Buys	(3,218)	(1,823,600)	(18,832)	0	0	(12,084)	(3,290,800)	(41,681)
Expirations	(11,690)	(211,000)	(4,143)	0	0	0	0	0
Exercised	(2,698)	0	(1,537)	0	0	0	0	0
Balance at 03/31/2008	1,708	$0	$1,624	1,122	$1,067	0	$2,500	$55

	Foreign Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$882,900	AUD	0	GBP	165,700	EUR	0	NZD	0	$13,453
Sales	18,856	1,792,100		50,600		15,200		125,100		63,085	40,909
Closing Buys	(9,453)	(1,590,000)		0		(30,500)		(31,200)		(29,800)	(26,450)
Expirations	(3,988)	(90,700)		0		(135,200)		0		(33,285)	(4,823)
Exercised	0	0		0		0		0		0	0
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	GBP	15,200	EUR	93,900	NZD	0	$23,089

182	PIMCO Funds

March 31, 2008

	Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD	Premium
Balance at 03/31/2007	0	$1,058,200	AUD	0	GBP	188,600	EUR	0	NZD	0	$15,700
Sales	16,064	1,613,800		44,600		0		70,900		66,492	36,396
Closing Buys	(3,285)	(1,629,700)		0		0		(31,600)		(42,800)	(24,241)
Expirations	(4,812)	(233,500)		0		(188,600)		0		(23,692)	(7,316)
Exercised	(3,144)	(9,000)		0		0		0		0	(958)
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	GBP	0	EUR	39,300	NZD	0	$19,581

	Global Bond Fund (U.S. Dollar Hedged)											High Yield Fund
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$58,900	AUD	0	GBP	13,200	EUR	0	NZD	0	$913	0	$0	$0
Sales	1,424	156,600		3,900		0		6,300		4,581	3,368	1,098	2,670,800	66,951
Closing Buys	(305)	(126,400)		0		0		0		(1,781)	(1,728)	(1,098)	(339,900)	(9,563)
Expirations	(693)	(6,000)		0		(13,200)		0		(2,800)	(586)	0	0	0
Exercised	0	0		0		0		0		0	0	0	0	0
Balance at 03/31/2008	426	$83,100	AUD	3,900	GBP	0	EUR	6,300	NZD	0	$1,967	0	$2,330,900	$57,388

	Income Fund		Investment Grade Corporate Bond Fund			Long-Term U.S. Government Fund
	Notional Amount in $	Premium	# of Contracts	National Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$0	$0	0	$200	$2	2,926	$134,000	$3,130
Sales	100	1	333	39,900	888	0	206,100	2,704
Closing Buys	(100)	(1)	(293)	(14,900)	(251)	0	(111,300)	(1,411)
Expirations	0	0	0	0	0	(2,344)	(84,600)	(1,099)
Exercised	0	0	0	0	0	(582)	0	(207)
Balance at 03/31/2008	$0	$0	40	$25,200	$639	0	$144,200	$3,117

	Low Duration Fund							Short-Term Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	0	$515,200	GBP	23,400	$6,406
Sales	9,518	984,100		0		0	17,626	12,572	683,000		0	19,525
Closing Buys	(1,936)	(1,812,500)		0		0	(21,749)	(459)	(1,149,000)		0	(16,667)
Expirations	(9,456)	(605,900)		(21,300)		(37,000)	(9,882)	0	(49,200)		(23,400)	(895)
Exercised	0	0		0		0	0	(459)	0		0	(257)
Balance at 03/31/2008	0	$572,100	GBP	0	EUR	0	$10,094	11,654	$0	GBP	0	$8,112

Annual Report	March 31, 2008	183

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	22,648	$247,748	10,980	$116,510	3,257	$35,492	6,172	$68,196
Class B	0	0	0	0	1,061	11,611	2,689	29,776
Class C	7,857	86,500	3,883	41,243	2,526	27,582	4,493	49,615
Other Classes	239,229	2,622,925	221,506	2,341,886	68,219	750,452	103,101	1,145,594
Issued as reinvestment of distributions
Class A	1,998	21,476	432	4,609	431	4,673	385	4,269
Class B	0	0	0	0	144	1,564	104	1,151
Class C	767	8,229	131	1,403	403	4,371	416	4,604
Other Classes	47,300	510,001	18,123	193,311	12,932	140,275	8,776	97,041
Cost of shares redeemed
Class A	(6,742)	(73,401)	(3,352)	(35,527)	(4,967)	(53,782)	(2,579)	(28,430)
Class B	0	0	0	0	(1,750)	(18,944)	(691)	(7,628)
Class C	(1,592)	(17,429)	(445)	(4,735)	(3,945)	(42,739)	(2,545)	(28,139)
Other Classes	(135,060)	(1,518,805)	(120,422)	(1,284,899)	(77,621)	(838,749)	(47,148)	(518,615)
Net increase (decrease) resulting from Fund share transactions	176,405	$1,887,244	130,836	$1,373,801	690	$21,806	73,173	$817,434

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	10,494	$112,743	13,292	$135,369	7,584	$77,392	7,537	$77,353
Class B	0	0	0	0	128	1,304	173	1,778
Class C	3,173	34,183	4,339	44,241	867	8,824	765	7,864
Other Classes	172,049	1,813,467	141,943	1,444,413	96,722	988,710	90,970	933,946
Issued as reinvestment of distributions
Class A	1,236	12,971	675	6,912	604	6,150	1,022	10,507
Class B	0	0	0	0	42	428	98	1,009
Class C	341	3,581	190	1,947	110	1,116	241	2,480
Other Classes	13,843	145,648	5,579	57,129	6,196	63,055	9,218	94,751
Cost of shares redeemed
Class A	(12,489)	(130,510)	(7,904)	(79,992)	(9,982)	(101,392)	(12,488)	(128,362)
Class B	0	0	0	0	(990)	(10,046)	(1,476)	(15,191)
Class C	(3,818)	(39,467)	(3,033)	(30,792)	(2,298)	(23,363)	(3,485)	(35,836)
Other Classes	(135,156)	(1,437,239)	(74,261)	(753,611)	(83,638)	(847,452)	(75,485)	(775,924)
Net increase (decrease) resulting from Fund share transactions	49,673	$515,377	80,820	$825,616	15,345	$164,726	17,090	$174,375

184	PIMCO Funds

March 31, 2008

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Year Ended 03/31/2008		Period from 12/29/2006 to 3/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,659	$16,623	0	$0	8,568	$93,088	10,576	$117,262	14,501	$150,659	19,479	$203,861
0	0	0	0	526	5,742	810	9,024	0	0	0	0
481	4,967	0	0	1,985	21,682	2,128	23,616	3,015	31,318	7,575	79,159
201,111	2,051,687	63,056	619,995	145,336	1,581,250	65,999	733,403	200,060	2,031,524	389,563	4,085,368
							0
22	222	0	0	1,700	18,390	2,030	22,516	1,313	13,235	1,200	12,574
0	0	0	0	367	3,967	478	5,301	0	0	0	0
27	265	0	0	666	7,196	949	10,524	591	5,938	473	4,961
19,101	193,681	360	3,566	14,159	153,012	16,680	184,973	28,326	284,482	18,063	189,755

(70)	(700)	0	0	(9,453)	(102,700)	(15,263)	(168,245)	(31,928)	(318,253)	(13,475)	(141,181)
0	0	0	0	(1,742)	(18,969)	(2,152)	(23,819)	0	0	0	0
(48)	(480)	0	0	(4,818)	(52,439)	(6,093)	(67,465)	(8,117)	(80,770)	(2,892)	(30,324)
(112,082)	(1,187,901)	(1,109)	(10,864)	(74,523)	(815,618)	(123,233)	(1,352,889)	(504,423)	(5,014,551)	(67,337)	(707,324)
110,201	$1,078,364	62,307	$612,697	82,771	$894,601	(47,091)	$(505,799)	(296,662)	$(2,896,418)	352,649	$3,696,849

Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,975	$19,003	549	$5,298	5,380	$60,096	3,778	$41,561	25,460	$243,272	23,508	$229,176
154	1,518	187	1,812	496	5,489	263	2,872	1,346	13,033	2,833	27,622
331	3,237	325	3,141	869	9,701	436	4,784	4,612	44,332	5,964	58,026
8,447	82,668	3,692	35,638	11,849	132,393	3,583	39,088	266,307	2,546,752	192,396	1,878,610

42	401	65	627	352	3,933	197	2,154	3,990	38,259	3,971	38,721
11	116	21	200	84	928	77	849	1,196	11,481	1,408	13,722
31	297	47	456	96	1,076	83	903	2,274	21,823	2,520	24,569
563	5,446	669	6,472	879	9,816	555	6,072	35,184	337,294	31,420	306,649

(1,951)	(18,687)	(860)	(8,304)	(2,614)	(29,187)	(2,933)	(31,990)	(29,988)	(287,344)	(46,496)	(451,767)
(226)	(2,172)	(340)	(3,276)	(783)	(8,694)	(875)	(9,565)	(13,973)	(134,069)	(14,285)	(139,005)
(416)	(4,008)	(643)	(6,204)	(633)	(7,040)	(1,037)	(11,323)	(19,136)	(183,401)	(18,063)	(175,910)
(3,579)	(34,006)	(4,852)	(46,753)	(3,342)	(37,233)	(3,768)	(41,231)	(293,911)	(2,821,077)	(182,787)	(1,782,763)
5,382	$53,813	(1,140)	$(10,893)	12,633	$141,278	359	$4,174	(16,639)	$(169,645)	2,389	$27,650

Annual Report	March 31, 2008	185

Notes to Financial Statements  (Cont.)

	Income Fund				Investment Grade Corporate Bond Fund
	Year Ended 03/31/2008		Period from 03/30/2007 To 3/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	218	$2,179	1	$10	1,540	$15,969	1,713	$17,602
Class B	0	0	0	0	0	0	0	0
Class C	183	1,822	1	10	438	4,520	302	3,086
Other Classes	27,076	271,112	2,503	25,030	1,793	18,617	1,123	11,596
Issued as reinvestment of distributions
Class A	3	31	0	0	98	1,018	64	663
Class B	0	0	0	0	0	0	0	0
Class C	2	24	0	0	20	207	16	165
Other Classes	674	6,753	0	0	202	2,082	144	1,473
Cost of shares redeemed
Class A	(19)	(198)	0	0	(1,083)	(11,142)	(691)	(7,079)
Class B	0	0	0	0	0	0	0	0
Class C	(36)	(365)	0	0	(216)	(2,235)	(302)	(3,089)
Other Classes	(990)	(9,935)	0	0	(541)	(5,560)	(755)	(7,755)
Net increase (decrease) resulting from Fund share transactions	27,111	$271,423	2,505	$25,050	2,251	$23,476	1,614	$16,662

	Mortgage-Backed Securities Fund				Short-Term Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,633	$28,270	2,047	$21,669	7,865	$77,987	9,384	$93,643
Class B	251	2,683	389	4,133	311	3,083	383	3,818
Class C	706	7,591	1,102	11,649	1,580	15,670	1,288	12,847
Other Classes	43,129	464,181	10,560	111,848	335,681	3,331,228	252,225	2,513,857
Issued as reinvestment of distributions
Class A	182	1,955	119	1,253	761	7,549	943	9,397
Class B	51	550	36	372	32	321	42	421
Class C	67	713	57	605	318	3,154	406	4,050
Other Classes	2,475	26,616	1,612	17,032	18,002	178,452	13,844	138,065
Cost of shares redeemed
Class A	(1,693)	(18,132)	(1,582)	(16,721)	(14,183)	(140,482)	(15,870)	(158,265)
Class B	(403)	(4,323)	(325)	(3,426)	(797)	(7,899)	(915)	(9,128)
Class C	(726)	(7,779)	(621)	(6,543)	(3,849)	(38,177)	(6,896)	(68,772)
Other Classes	(9,346)	(100,315)	(18,772)	(195,901)	(335,062)	(3,316,420)	(257,881)	(2,571,920)
Net increase (decrease) resulting from Fund share transactions	37,326	$402,010	(5,378)	$(54,030)	10,659	$114,466	(3,047)	$(31,987)

186	PIMCO Funds

March 31, 2008

Long-Term U.S. Government Fund				Low Duration Fund				Money Market Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

10,965	$119,550	7,992	$84,755	79,429	$803,124	32,610	$322,979	129,298	$129,298	154,315	$154,315
457	5,037	423	4,473	818	8,211	812	8,041	44,226	44,226	47,494	47,494
1,997	21,808	1,028	10,827	7,712	77,761	4,491	44,512	79,950	79,950	71,416	71,416
162,076	1,707,162	49,536	521,150	412,763	4,165,451	314,722	3,120,389	175,627	175,626	237,811	237,810

607	6,555	528	5,576	5,258	52,800	4,671	46,322	3,324	3,323	3,271	3,269
82	878	102	1,085	549	5,509	599	5,941	1,434	1,434	1,822	1,822
90	969	90	949	1,177	11,813	1,220	12,101	2,468	2,468	2,707	2,707
5,131	55,108	6,102	64,084	43,016	431,933	38,654	383,373	7,926	7,926	8,981	8,980

(7,796)	(84,883)	(5,047)	(53,246)	(42,562)	(426,776)	(71,070)	(703,564)	(100,139)	(100,139)	(145,850)	(145,850)
(1,132)	(12,222)	(1,418)	(14,922)	(6,277)	(62,842)	(11,349)	(112,422)	(38,247)	(38,247)	(40,276)	(40,276)
(1,150)	(12,409)	(1,049)	(11,008)	(12,734)	(127,255)	(25,021)	(247,798)	(69,503)	(69,502)	(72,680)	(72,680)
(136,645)	(1,448,492)	(146,436)	(1,539,973)	(424,550)	(4,258,637)	(446,227)	(4,420,439)	(134,891)	(134,891)	(215,195)	(215,195)
34,682	$359,061	(88,149)	$(926,250)	64,599	$681,092	(155,888)	$(1,540,565)	101,473	$101,472	53,816	$53,812

Annual Report	March 31, 2008	187

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

188	PIMCO Funds

March 31, 2008

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, and Floating Income Fund, incurred $967,946, $470,806, $823,79, $674,869, and $277,122, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$158,963	$42,809	$(17,031)	$(20,947)	$0	$0
Diversified Income Fund	12,386	16,603	(69,053)	(29,009)	0	0
Emerging Local Bond Fund	22,489	0	56,482	(61,214)	0	(5,996)
Emerging Markets Bond Fund	31,999	30,709	15,365	(21,720)	0	0
Floating Income Fund	0	0	(248,021)	(20,243)	(2,334)	(179,663)
Foreign Bond Fund (Unhedged)	388,835	0	91,354	(124,703)	0	(12,520)
Foreign Bond Fund (U.S. Dollar-Hedged)	60,129	0	101,638	(144,488)	0	(8,600)
Global Bond Fund (U.S. Dollar-Hedged)	4,515	0	6,972	(10,778)	0	0
GNMA Fund	2,183	2,081	5,789	(208)	0	0
High Yield Fund	0	0	(359,560)	(21,915)	(50,806)	(65,324)
Income Fund	297	0	(2,526)	(117)	(449)	0
Investment Grade Corporate Bond Fund	436	7	521	(612)	0	0
Long-Term U.S. Government Fund	6,549	0	20,981	(1,202)	0	0
Low Duration Fund	8,869	22,223	(198,551)	(10,264)	0	0
Money Market Fund	102	0	0	(80)	0	0
Mortgage-Backed Securities Fund	661	2,857	5,694	(228)	0	0
Short-Term Fund	13,901	0	(58,710)	(3,557)	(38,186)	(6,810)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2012	2013	2014	2015	2016
Floating Income Fund	$0	$0	$0	$0	$0	$2,334
High Yield Fund	50,806	0	0	0	0	0
Income Fund	0	0	0	0	0	449
Short-Term Fund	0	0	4,956	12,072	14,325	6,833

Annual Report	March 31, 2008	189

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$4,948,240	$19,955	$(86,947)	$(66,992)
Diversified Income Fund	2,671,637	58,039	(95,308)	(37,269)
Emerging Local Bond Fund	1,590,944	70,014	(14,138)	55,876
Emerging Markets Bond Fund	3,291,832	97,869	(66,610)	31,259
Floating Income Fund	2,002,857	35,799	(93,132)	(57,333)
Foreign Bond Fund (Unhedged)	4,813,672	199,960	(64,314)	135,646
Foreign Bond Fund (U.S. Dollar-Hedged)	4,199,231	193,094	(48,211)	144,883
Global Bond Fund (U.S. Dollar-Hedged)	399,380	16,433	(4,044)	12,389
GNMA Fund	785,495	9,153	(712)	8,441
High Yield Fund	7,779,421	259,963	(440,145)	(180,182)
Income Fund	382,603	3,968	(4,633)	(665)
Investment Grade Corporate Bond Fund	112,417	2,672	(3,187)	(515)
Long-Term U.S. Government Fund	1,853,874	34,682	(35,540)	(858)
Low Duration Fund	11,494,254	79,822	(247,471)	(167,649)
Money Market Fund	460,676	0	0	0
Mortgage-Backed Securities Fund	1,507,789	17,295	(9,738)	7,557
Short-Term Fund	3,938,169	61,671	(96,553)	(34,882)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$560,921	$24,986	$0	$182,863	$31,095	$0
Diversified Income Fund	167,581	919	0	103,878	21,907	0
Emerging Local Bond Fund	194,370	76	0	3,562	0	0
Emerging Markets Bond Fund	195,074	36,026	0	185,726	73,340	0
Floating Income Fund	308,830	1,493	5,368	214,218	3,201	0
Foreign Bond Fund (Unhedged)	191,455	0	0	77,386	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	90,822	0	0	99,532	19,226	5,106
Global Bond Fund (U.S. Dollar-Hedged)	7,641	0	0	6,878	2,475	0
GNMA Fund	18,242	0	0	11,776	0	0
High Yield Fund	512,002	0	0	488,494	0	0
Income Fund	6,882	0	0	0	0	0
Investment Grade Corporate Bond Fund	4,283	0	0	2,980	0	0
Long-Term U.S. Government Fund	69,506	0	0	75,931	0	0
Low Duration Fund	553,378	0	0	503,204	0	0
Money Market Fund	16,767	0	0	18,099	0	0
Mortgage-Backed Securities Fund	32,947	0	0	20,857	0	0
Short-Term Fund	204,452	0	0	173,135	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

190	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	191

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B, and Class C shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Short-Term Fund, and Total Return Mortgage Fund, seventeen of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

192	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Diversified Income Fund	0.07%	0.10%	54,843	506
Emerging Local Bond Fund	0.00%	0.00%	1,219	0
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Floating Income Fund	0.18%	0.22%	123,341	9,254
Foreign Bond Fund (Unhedged)	0.01%	0.05%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.50%	0.67%	37,965	15,047
Global Bond Fund (U.S. Dollar-Hedged)	1.38%	1.83%	3,741	484
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.56%	0.67%	397,873	0
Investment Grade Corporate Bond Fund	0.14%	0.14%	2,244	0
Long-Term U.S. Government Fund	0.00%	0.00%	74,115	0
Low Duration Fund	1.05%	1.58%	435,344	0
Short-Term Fund	0.29%	0.32%	151,464	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	193

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

194	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	195

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

196	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor. AZ003AR_21164

PIMCO Funds

Annual Report

MARCH 31, 2008

Bond Funds

Share Class

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Mortgage-Backed Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		20
Financial Highlights		132
Statements of Assets and Liabilities		136
Statements of Operations		138
Statements of Changes in Net Assets		140
Statement of Cash Flows		144
Notes to Financial Statements		145
Glossary		159
Report of Independent Registered Public Accounting Firm		160
Federal Income Tax Information		161
Management of the Trust		162
Privacy Policy		164

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	22
Diversified Income Fund	7	29
Emerging Local Bond Fund	8	41
Emerging Markets Bond Fund	9	45
Floating Income Fund	10	51
Foreign Bond Fund (Unhedged)	11	61
Foreign Bond Fund (U.S. Dollar-Hedged)	12	75
GNMA Fund	13	88
High Yield Fund	14	90
Income Fund	15	99
Investment Grade Corporate Bond Fund	16	105
Low Duration Fund	17	113
Mortgage-Backed Securities Fund	18	121
Short-Term Fund	19	124

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Global and foreign bond yields generally lagged the comparable U.S. bond market on a hedged basis, while generally outperforming the comparable U.S. bond market on an unhedged basis due to a depreciating U.S. dollar.

•

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

•

Emerging market (“EM”) bonds generally performed well despite the turmoil in U.S. and global capital markets. Holdings of U.S. dollar-denominated EM bonds lagged U.S. Treasuries due to widening EM spreads. Locally-issued EM bonds outpaced U.S. dollar-denominated EM bonds as the U.S. dollar weakened against most EM currencies.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), High Yield Fund (4/98), Low Duration Fund (4/98), Short-Term Fund (4/98), Mortgage-Backed Securities Fund (4/98), Emerging Markets Bond Fund (3/00), GNMA Fund (5/01), Investment Grade Corporate Bond Fund (7/04), Emerging Local Bond Fund (7/07). The oldest share class for Income Fund is Class A, and Class D shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO Developing Local Markets Fund
	Class D:	PLMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged), the Fund’s benchmark index, for the twelve-month period.

•	An overweight to the Philippines benefited relative performance as the Philippines sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•	An underweight in Hong Kong benefited relative performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•

An underweight in Turkey detracted from performance. Turkey posted strong returns, as the Turkish currency appreciated against the U.S. dollar over the twelve-month period. High domestic interest rates in Turkey also provided attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

•	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

•	An underweight to Israel detracted from relative performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•	An overweight to Indonesia detracted from relative performance as the Indonesia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

•

A slight overweight to South Africa detracted from relative performance as the South Africa sub index significantly underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	14.65%	11.26%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	18.88%	13.31%
Lipper Emerging Markets Debt Funds Average	3.28%	8.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	47.8%
Foreign Currency-Denominated Issues	16.8%
Sovereign Issues	10.0%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	6.5%
Asset-Backed Securities	6.4%
Other	4.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,063.35	$1,018.75
Expenses Paid During Period†	$6.45	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund
	Class D:	PDVDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector generally outperformed the credit markets overall.

•

Sector allocation contributed to performance due to an overweight position in the emerging markets sector, which outperformed other credit sectors, and an underweight position in the high-yield sector, which lagged other credit sectors during the period.

•	An overweight position in Russia benefited performance as Russia outperformed the overall emerging markets sector during the period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

•	Exposure to the front end of the U.K. yield curve detracted from performance as U.K. short end rates rose during the period.

•	An allocation to asset-backed securities (“ABS”) detracted from performance as ABS spreads widened significantly during the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	2.10%	7.41%
Lehman Brothers Global Credit Hedged USD Index	1.55%	4.83%
1/3 each-Lehman Brothers Global Aggregate Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd	1.43%	7.25%
Lipper Multi-Sector Income Funds Average	1.81%	6.54%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	45.0%
Foreign Currency-Denominated Issues	15.6%
U.S. Government Agencies	13.8%
Sovereign Issues	6.8%
Short-Term Instruments	6.2%
Other	12.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.05	$1,018.55
Expenses Paid During Period†	$6.50	$6.51

† Expenses are equal to the net annualized expense ratio of 1.29% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO Emerging Local Bond Fund
	Class D:	PLBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Brazil benefited relative returns. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), the Fund’s benchmark index, for the twelve-month period.

•

An overweight to Poland benefited relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An overweight to the Czech Republic benefited performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An underweight to Hungary helped relative performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

An overweight position in Indonesia detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

•

A slight overweight position in South Africa detracted from performance. The country sub index returned -9.85% over the twelve-month period, underperforming the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which returned 16.48% for the same period.

•

An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (12/29/06)*
PIMCO Emerging Local Bond Fund Class D	13.07%	11.32%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	16.48%	16.30%
Lipper Emerging Markets Debt Funds Average	3.28%	4.48%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.55%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Short-Term Instruments	30.8%
Brazil	16.3%
United States	10.5%
Czech Republic	7.5%
Poland	7.4%
Mexico	7.4%
Turkey	5.0%
Other	15.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,034.91	$1,018.25
Expenses Paid During Period†	$6.87	$6.81

† Expenses are equal to the net annualized expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Emerging Markets Bond Fund
	Class D:	PEMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•

A underweight to emerging markets spread duration since the fourth quarter of 2007 benefited performance, as emerging markets spreads over comparable maturity U.S. Treasuries widened during that time period

•	An overweight to Russia helped relative performance as the Russia sub index outperformed the JPMorgan Emerging Markets Bond Index Global, the Fund’s benchmark index, during the twelve-month period.

•	An underweight to Venezuela helped relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

•	An underweight to Ecuador detracted from relative performance as the Ecuador sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the twelve-month period.

•	An out-of-benchmark position in Brazilian local interest rates detracted from performance as local rates rose during the twelve month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	4.58%	11.66%	12.63%	12.09%
JPMorgan Emerging Markets Bond Index Global	4.45%	11.37%	9.58%	9.25%
Lipper Emerging Markets Debt Funds Average	3.28%	12.00%	10.37%	9.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	26.2%
Russia	16.7%
Brazil	13.5%
Short-Term Instruments	10.1%
Mexico	6.1%
Other	27.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,027.49	$1,018.75
Expenses Paid During Period†	$6.34	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO Floating Income Fund
	Class D:	PFIDX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating- rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•

The Fund’s allocations to global credit sectors detracted from performance significantly as spreads on emerging markets, global high-yield, and global investment-grade credits widened sharply during the twelve-month period.

•	An emphasis on the emerging markets sector mitigated losses somewhat as the emerging markets sector outperformed the overall credit markets.

•	An above-benchmark duration position benefited performance as yields declined during the twelve-month period.

•	An out-of-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the twelve-month period.

•	An allocation to Russia benefited performance as Russia outperformed the 3 Month LIBOR Index over the twelve-month period.

•	Exposure to the brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the twelve-month period.

•	An allocation to emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/30/04)*
PIMCO Floating Income Fund Class D	-7.62%	2.77%
3 Month LIBOR Index	5.31%	4.36%
Lipper Loan Participation Funds Average	-6.09%	2.16%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	41.9%
Foreign Currency-Denominated Issues	12.4%
U.S. Government Agencies	11.4%
Short-Term Instruments	11.0%
Mortgage-Backed Securities	7.9%
Bank Loan Obligations	7.6%
Other	7.8%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$919.82	$1,020.15
Expenses Paid During Period†	$4.66	$4.90

† Expenses are equal to the net annualized expense ratio of 0.97% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)
	Class D:	PFBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•

The higher return of the PIMCO Foreign Bond Fund (Unhedged) compared with the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) was primarily due to the decline of the U.S. dollar relative to other developed currencies, such as the euro and the Japanese yen.

•	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

•	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

•	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•

A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the year ending March 31, 2008.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	20.47%	7.78%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	21.54%	8.52%
Lipper International Income Funds Average	14.70%	6.59%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.8%
Japan	15.5%
Germany	9.0%
Short-Term Instruments	8.5%
Spain	2.7%
Other	13.5%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,151.33	$1,017.80
Expenses Paid During Period†	$7.74	$7.26

† Expenses are equal to the net annualized expense ratio of 1.44% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class D:	PFODX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

•	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

•	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•	A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	5.52%	4.20%	5.48%	7.41%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	6.37%	4.35%	5.69%	7.18%
Lipper International Income Funds Average	14.70%	6.97%	6.10%	6.50%

All Fund returns are net of fees and expenses

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.1%
Japan	18.2%
Germany	8.2%
France	5.3%
Short-Term Instruments	4.2%
Other	14.0%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,047.17	$1,016.75
Expenses Paid During Period†	$8.44	$8.32

† Expenses are equal to the net annualized expense ratio of 1.65% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO GNMA Fund
	Class D:	PGNDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Duration positioning above that of the Fund’s benchmark index benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41% during the period.

•	A curve-steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•	An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

•

Exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the Lehman Brothers GNMA Index.

•	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged GNMA mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	7.94%	4.65%	6.16%	6.30%
Lehman Brothers GNMA Index	8.08%	4.73%	5.94%	6.05%
Lipper GNMA Funds Average	7.49%	3.87%	5.14%	5.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.46%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	94.2%
Mortgage-Backed Securities	3.3%
Short-Term Instruments	1.9%
Asset-Backed Securities	0.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,060.07	$1,017.90
Expenses Paid During Period†	$7.31	$7.16

† Expenses are equal to the net annualized expense ratio of 1.42% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	13

PIMCO High Yield Fund
	Class D:	PHYDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	As the home construction and building products sectors underperformed the high-yield market, an underweight to both industry categories was a significant contributor to relative performance.

•	Security selection in the energy sector benefited performance as pipelines outperformed the broader sector by nearly 1.00%.

•	An overweight to healthcare, one of the best performing sectors over the twelve-month period, added to returns.

•	An underweight to consumer non-cyclicals, which outperformed the pharmaceuticals sector, detracted from performance.

•	As the metals and mining sector posted relatively strong returns, alongside a rally in commodities, an underweight to the sector detracted from relative returns.

•	Exposure to BBB-rated issues, which outperformed all lower-quality tiers of the corporate market, benefited performance.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Class D	-0.70%	7.76%	5.28%	7.78%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-1.55%	7.83%	5.03%	7.26%
Lipper High Current Yield Funds Average	-4.56%	7.40%	3.32%	6.04%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	62.4%
Short-Term Instruments	12.2%
U.S. Government Agencies	9.8%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	3.6%
Other	6.0%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$983.76	$1,020.50
Expenses Paid During Period†	$4.46	$4.55

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Income Fund
	Class D:	PONDX

Portfolio Insights

•

The Fund seeks to maximize current income by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration in the first nine months delivered positive returns. However, the Fund’s lower than index duration during the first quarter of 2008 detracted from performance as rates declined substantially.

•	Curve steepening strategies benefited returns as the yield curve steepened during the period.

•	An overweight to mortgage-backed securities was the primary detractor to Fund performance as spreads widened significantly during the period.

•	An overweight to corporates detracted from performance as spreads widened.

•	Positions in high yield and emerging markets detracted from performance as spreads widened.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (03/30/07)*
PIMCO Income Fund Class D	4.79%	4.78%
Lehman Brothers U.S. Aggregate Index	7.67%	7.65%
Lipper Multi-Sector Income Funds Average	1.81%	1.81%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.77%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	65.4%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	9.5%
Short-Term Instruments	6.2%
Asset-Backed Securities	4.1%
Other	2.5%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,025.84	$1,017.85
Expenses Paid During Period†	$7.24	$7.21

† Expenses are equal to the net annualized expense ratio of 1.43% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 1.43% reflects net annualized expenses after application of an expense reduction of 0.08%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	15

PIMCO Investment Grade Corporate Bond Fund
	Class D:	PBDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration over the twelve-month period ended March 31, 2008 enhanced returns as yields declined during the period.

•	The Fund’s curve steepening bias had a positive impact upon the portfolio as the U.S. yield curve steepened over the time period.

•	Above-benchmark exposure to the banking sector, which underperformed, detracted from returns.

•	An underweight to the consumer non-cyclicals sector detracted from performance as this sector performed well over the period.

•	Below-benchmark exposure to the relatively well performing capital goods sector detracted from performance.

•	The Fund’s underweight allocation to insurance securities benefited returns, as this sector underperformed over the period.

•	An overweight exposure to the energy sector benefited returns as these bonds performed well over the period.

•	The Fund’s underweight exposure to real estate investment trust bonds contributed to returns as this sector underperformed.

•	A small allocation to high-yield securities detracted from performance as investment-grade quality tiers of fixed-income securities outperformed lower-quality tiers.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (04/28/00)*
PIMCO Investment Grade Corporate Bond Fund Class D	5.93%	5.21%	7.51%
Lehman Brothers Credit Investment Grade Index	3.99%	4.43%	6.84%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.56%

All Fund returns are net of fees and expenses.

* The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Banking & Finance	27.6%
U.S. Government Agencies	24.9%
Industrials	19.1%
Short-Term Instruments	12.4%
Utilities	8.8%
Other	7.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,040.99	$1,019.90
Expenses Paid During Period†	$5.20	$5.15

† Expenses are equal to the net annualized expense ratio of 1.02% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Low Duration Fund
	Class D:	PLDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration exposure benefited performance as interest rates declined during the period.

•	An emphasis on the shorter end of the yield curve added to returns as the yield curve steepened during the period.

•	An emphasis on mortgage-backed securities detracted from returns as mortgage-backed securities underperformed U.S. Treasuries.

•	Exposure to the high-yield and corporate sectors detracted from performance as these sectors underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

•	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Class D	7.30%	3.36%	4.82%	6.44%
Merrill Lynch 1-3 Year U.S. Treasury Index	8.99%	3.61%	4.91%	6.14%
Lipper Short Investment Grade Debt Funds Average	2.16%	2.50%	4.08%	5.49%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	34.6%
Corporate Bonds & Notes	25.3%
Short-Term Instruments	16.0%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	7.6%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,039.53	$1,021.25
Expenses Paid During Period†	$3.82	$3.79

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	17

PIMCO Mortgage-Backed Securities Fund
	Class D:	PTMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•	Above-benchmark duration positioning benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41%.

•	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

•	An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

•

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

•	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage-backed securities over the period.

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class D	6.93%	4.66%	6.15%	6.37%
Lehman Brothers Mortgage Index	7.92%	4.82%	6.00%	6.11%
Lipper U.S. Mortgage Funds Average	3.28%	3.29%	4.76%	4.89%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	84.8%
Mortgage-Backed Securities	8.2%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,049.18	$1,015.30
Expenses Paid During Period†	$9.94	$9.77

† Expenses are equal to the net annualized expense ratio of 1.94% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Short-Term Fund
	Class D:	PSHDX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration slightly benefited returns as interest rates declined across the yield curve during the period.

•	Curve steepening strategies added to returns as the yield curve steepened during the period.

•	Exposure to U.K. short-term rates during the first quarter of 2008 modestly benefited performance as rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly.

•	Exposure to a basket of foreign currencies added to returns as the U.S. dollar depreciated versus emerging market currencies during the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Class D	3.41%	2.76%	3.83%	5.08%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.56%	4.61%
Lipper Ultra-Short Obligations Funds Average	-0.24%	2.05%	3.49%	4.61%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	48.9%
Corporate Bonds & Notes	22.7%
Mortgage-Backed Securities	11.3%
Asset-Backed Securities	8.7%
Short-Term Instruments	5.8%
Other	2.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,013.42	$1,021.15
Expenses Paid During Period†	$3.88	$3.89

† Expenses are equal to the net annualized expense ratio of 0.77% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	19

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

1/3 each-Lehman Brothers Global Aggregate-Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rate Constrained Index and JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes. The indexes do not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U. S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

20	PIMCO Funds

Index	Description

JP Morgan Government Bond Index-Emerging Markets Global Diversified (Unhedged)	JP Morgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed passthrough securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	21

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Lukoil Finance Ltd.
3.404% due 12/29/2008	$4,830	$4,818

OAO Rosneft Oil Co.
3.328% due 09/17/2009	3,064	2,988

Total Bank Loan Obligations (Cost $7,875)		7,806

CORPORATE BONDS & NOTES 43.9%

BANKING & FINANCE 28.9%

American Express Bank FSB
2.659% due 06/22/2009	2,900	2,831
2.955% due 06/12/2009	4,750	4,726

American Express Centurion Bank
2.835% due 04/17/2009	10,000	9,971
2.978% due 12/17/2009	1,400	1,375
3.075% due 05/07/2008	1,700	1,700

American Express Credit Corp.
2.619% due 05/19/2009	1,400	1,393

American Honda Finance Corp.
3.050% due 03/09/2009	1,100	1,101

American International Group, Inc.
2.599% due 06/23/2008	2,300	2,290
2.868% due 06/16/2009	6,100	6,100

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	15,120	15,066

Banco Santander Chile
3.340% due 12/09/2009	12,000	11,585

Bank of America Corp.
2.681% due 09/25/2009	27,800	27,531
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	36,000	36,116

Bank of America N.A.
2.764% due 12/18/2008	5,650	5,638
2.901% due 06/12/2009	6,000	5,970
3.089% due 02/27/2009	4,500	4,492

Bank of Ireland
2.589% due 12/19/2008	2,000	1,998
2.814% due 12/18/2009	43,450	43,342

Bank of Scotland PLC
2.818% due 07/17/2008	1,500	1,500
3.050% due 12/08/2010	20,100	20,038
3.998% due 07/17/2008	1,350	1,350
4.037% due 07/17/2009	15,300	15,298

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	10,750	10,221
3.474% due 01/31/2011	13,500	12,393
3.551% due 01/30/2009	9,900	9,167
4.325% due 07/16/2009	3,190	3,082
4.326% due 07/19/2010	30,800	27,776

Caterpillar Financial Services Corp.
3.060% due 03/10/2009	7,100	7,087
3.130% due 05/18/2009	13,200	13,150
3.146% due 08/11/2009	9,000	8,964
4.593% due 10/09/2009	23,900	23,842

Charter One Bank N.A.
3.294% due 04/24/2009	9,000	8,948

CIT Group, Inc.
3.190% due 08/17/2009	3,100	2,605
3.215% due 08/15/2008	1,400	1,293
3.401% due 01/30/2009	29,750	25,898

Citigroup Funding, Inc.
3.256% due 03/02/2009	31,600	31,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
2.695% due 12/26/2008	$2,900	$2,896
2.701% due 12/28/2009	19,000	18,609
3.130% due 06/09/2009	3,849	3,805
3.160% due 05/18/2011	8,900	8,531
3.220% due 05/18/2010	12,800	12,512

Colvis Finance Ltd.
8.000% due 02/02/2009	10,710	10,717

Commonwealth Bank of Australia
3.098% due 06/08/2009	1,600	1,600

Credit Agricole S.A.
3.090% due 05/28/2009	3,900	3,904
3.140% due 05/28/2010	32,900	32,926

Credit Suisse USA, Inc.
3.080% due 06/05/2009	2,275	2,246

DnB NOR Bank ASA
4.447% due 10/13/2009	1,500	1,502

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,980

Export-Import Bank of Korea
4.250% due 11/06/2008	1,404	1,407

Ford Credit de Mexico S.A. de C.V.
4.242% due 03/20/2009	2,700	2,597

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	2,000	1,966
5.800% due 01/12/2009	14,700	14,007
7.375% due 10/28/2009	7,200	6,567

Fortis Bank NY
2.711% due 09/28/2009	16,400	16,350

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	609

General Electric Capital Corp.
2.900% due 06/15/2009	1,200	1,199
2.920% due 12/15/2009	13,400	13,270
2.931% due 03/12/2010	8,900	8,856
3.135% due 08/15/2011	2,800	2,738
3.274% due 10/26/2009	2,600	2,575
3.689% due 02/01/2011	15,500	15,390
4.625% due 04/10/2012	24,000	22,987
4.706% due 10/06/2010	6,100	6,002

GMAC LLC
3.749% due 09/23/2008	38,700	36,515
4.315% due 05/15/2009	6,700	5,728

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	3,000	2,981
2.689% due 12/22/2008	21,600	21,449
2.689% due 06/23/2009	9,000	8,886
2.898% due 11/16/2009	15,300	15,038
3.150% due 11/16/2009	6,300	6,224
3.186% due 11/10/2008	11,700	11,640
3.276% due 03/02/2010	14,500	14,238
3.406% due 07/29/2008	18,900	18,856

HSBC Bank USA N.A.
2.980% due 12/14/2009	1,750	1,742

HSBC Finance Corp.
2.930% due 09/15/2008	14,400	14,264
2.981% due 03/12/2010	3,825	3,677
3.070% due 05/21/2008	1,700	1,701
3.154% due 12/05/2008	1,500	1,491
3.350% due 11/16/2009	8,700	8,306
3.954% due 10/21/2009	2,400	2,317

IBM International Group Capital LLC
3.120% due 02/13/2009	31,600	31,610
3.646% due 07/29/2009	5,400	5,416

ICICI Bank Ltd.
4.917% due 01/12/2010	6,300	6,031

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	$4,700	$4,728

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,732

International Lease Finance Corp.
3.312% due 05/24/2010	9,000	8,523
4.234% due 04/20/2009	3,900	3,816
4.658% due 01/15/2010	5,000	4,796

John Deere Capital Corp.
2.779% due 09/25/2008	20,600	20,594
4.308% due 04/15/2008	12,010	12,015
4.308% due 07/15/2008	9,000	9,002
4.345% due 10/16/2009	9,500	9,487

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
2.679% due 06/25/2010	19,700	19,209
3.125% due 05/07/2010	8,400	8,296
4.168% due 01/17/2011	7,000	6,855
4.919% due 10/02/2009	14,055	13,906

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	11,585	11,265
2.728% due 11/24/2008	1,700	1,658
2.788% due 04/03/2009	4,400	4,196
2.809% due 12/23/2010	5,900	5,035
3.170% due 08/21/2009	22,000	21,076
3.170% due 11/16/2009	6,300	6,014
3.938% due 01/23/2009	9,000	8,641
3.984% due 10/22/2008	7,900	7,694

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	1,600	1,589
2.900% due 06/16/2008	3,000	2,996
3.158% due 08/14/2009	11,700	11,464
3.341% due 01/30/2009	9,500	9,385
3.888% due 10/23/2008	3,500	3,488

Metropolitan Life Global Funding I
3.110% due 05/17/2010	2,600	2,547

Morgan Stanley
2.639% due 11/21/2008	1,400	1,392
3.206% due 02/09/2009	10,400	10,284
3.212% due 05/07/2009	1,100	1,082
4.134% due 01/22/2009	8,900	8,740
4.348% due 01/15/2010	8,800	8,417

National Australia Bank Ltd.
2.979% due 09/11/2009	23,400	23,389
3.578% due 02/08/2010	18,800	18,809
4.729% due 10/01/2008	1,500	1,499

Pemex Finance Ltd.
9.030% due 02/15/2011	4,560	4,867
9.690% due 08/15/2009	6,012	6,206

Petroleum Export Ltd.
4.623% due 06/15/2010	7,036	7,011
4.633% due 06/15/2010	690	688
5.265% due 06/15/2011	12,120	12,215

Royal Bank of Scotland Group PLC
3.220% due 08/21/2009	9,100	9,056
3.944% due 07/21/2008	1,900	1,897

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	12,871

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	1,800	1,795
3.074% due 11/20/2009	9,000	8,907
3.205% due 02/06/2009	15,000	14,943

Sistema Finance S.A.
10.250% due 04/14/2008	8,800	8,855

SLM Corp.
3.471% due 07/27/2009	31,700	26,679
3.531% due 01/26/2009	4,300	3,851

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
14.300% due 06/15/2008	$1,000	$1,016

UBS AG
3.838% due 07/23/2009	18,400	17,946

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	16,085	16,070

Universal City Florida Holding Co. I
7.989% due 05/01/2010	6,500	6,337

Ventas Realty LP
6.750% due 06/01/2010	1,000	1,006
8.750% due 05/01/2009	1,800	1,836

VTB Capital S.A.
3.839% due 08/01/2008	35,700	35,338
4.812% due 11/02/2009	66,700	66,754

Wachovia Bank N.A.
3.092% due 02/23/2009	4,250	4,225
3.146% due 12/02/2010	9,000	8,596
3.152% due 05/25/2010	9,000	8,688

Wachovia Corp.
2.920% due 03/15/2011	9,000	8,462
3.126% due 12/01/2009	19,500	18,987
3.301% due 10/28/2008	6,000	5,966
4.388% due 10/15/2011	22,800	21,126

Wells Fargo & Co.
2.659% due 03/23/2010	26,400	25,983
2.900% due 09/15/2009	3,700	3,607
3.674% due 01/29/2010	8,100	8,063
3.808% due 01/24/2012	3,700	3,565

Westpac Banking Corp.
3.040% due 06/06/2008	3,500	3,499

World Savings Bank FSB
2.592% due 06/20/2008	1,600	1,600
3.168% due 05/08/2009	500	501
3.201% due 03/02/2009	5,650	5,666

		1,537,001

INDUSTRIALS 11.1%

America Movil SAB de C.V.
2.755% due 06/27/2008	65,800	65,306
4.125% due 03/01/2009	2,285	2,301

Amgen, Inc.
3.170% due 11/28/2008	19,000	18,981

Anadarko Petroleum Corp.
3.200% due 09/15/2009	22,900	22,475

AstraZeneca PLC
3.239% due 09/11/2009	900	895

Cablevision Systems Corp.
9.644% due 04/01/2009	5,000	4,988

Cia Siderurgica Paulista
8.250% due 01/30/2009	3,753	3,894

Cisco Systems, Inc.
3.158% due 02/20/2009	2,700	2,701

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	171,207	186,119

Comcast Corp.
4.677% due 07/14/2009	14,970	14,572

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,368	1,365

CSC Holdings, Inc.
7.250% due 07/15/2008	500	501

CSN Islands VII Corp.
10.750% due 09/12/2008	25,660	26,250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CVS Caremark Corp.
3.376% due 06/01/2010	$2,600	$2,528

Daimler Finance North America LLC
3.218% due 03/13/2009	2,100	2,075
3.298% due 03/13/2009	8,500	8,391
3.562% due 08/03/2009	9,300	9,158

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,327
6.375% due 10/01/2011	2,600	2,502

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	24,794	24,757

General Mills, Inc.
4.024% due 01/22/2010	3,700	3,623

HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,373

Home Depot, Inc.
2.925% due 12/16/2009	1,800	1,717

Kansas City Southern Railway
9.500% due 10/01/2008	5,012	5,106

Kimberly-Clark Corp.
3.344% due 07/30/2010	12,400	12,362

Kraft Foods, Inc.
3.596% due 08/11/2010	3,100	2,975

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,454
9.500% due 08/01/2008	500	502

MMK Finance S.A.
8.000% due 10/21/2008	4,992	5,042

New Albertson’s, Inc.
6.950% due 08/01/2009	500	508

Pemex Project Funding Master Trust
4.100% due 06/15/2010	16,150	16,191
6.058% due 10/15/2009	15,888	16,118
6.125% due 08/15/2008	241	243
9.375% due 12/02/2008	152	159

Qwest Communications International, Inc.
6.565% due 02/15/2009	1,966	1,956

Roseton
7.270% due 11/08/2010	1,136	1,136

Safeway, Inc.
3.005% due 03/27/2009	2,000	1,972

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	16,723	17,596

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	5,600	5,606

Sino-Forest Corp.
9.125% due 08/17/2011	1,500	1,448

Time Warner, Inc.
3.300% due 11/13/2009	8,000	7,663

Transocean, Inc.
3.214% due 09/05/2008	10,800	10,747

UnitedHealth Group, Inc.
4.462% due 02/07/2011	11,000	11,016

United Technologies Corp.
3.146% due 06/01/2009	1,700	1,694

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	3,800	3,800

Walt Disney Co.
3.090% due 09/10/2009	24,450	24,417
4.125% due 07/16/2010	6,200	6,142

Weyerhaeuser Co.
3.599% due 09/24/2009	9,500	9,367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Xerox Corp.
3.514% due 12/18/2009	$3,600	$3,550

		589,569

UTILITIES 3.9%

AT&T, Inc.
3.155% due 05/15/2008	6,200	6,202
3.195% due 02/05/2010	8,500	8,424
3.278% due 11/14/2008	10,700	10,703

BellSouth Corp.
3.165% due 08/15/2008	15,300	15,282
4.240% due 04/26/2021	11,250	11,257

Deutsche Telekom International Finance BV
2.779% due 03/23/2009	10,220	10,091
8.000% due 06/15/2010	500	535

Dominion Resources, Inc.
3.248% due 11/14/2008	1,600	1,592

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	9,898	10,368

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	4,560	4,606
8.500% due 04/01/2009	355	371

Entergy Gulf States, Inc.
3.740% due 12/08/2008	10,700	10,729

Florida Power Corp.
3.468% due 11/14/2008	22,700	22,686

Ohio Power Co.
4.826% due 04/05/2010	5,750	5,608

Public Service Electric & Gas Co.
3.776% due 03/12/2010	6,500	6,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	500	501

Qwest Corp.
5.625% due 11/15/2008	2,900	2,900

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	6,924	6,967

Sprint Nextel Corp.
3.071% due 06/28/2010	3,400	2,902

Telefonica Emisones SAU
2.842% due 06/19/2009	17,000	16,563

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	31,151	31,314
4.750% due 01/27/2010	16,375	16,636

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	691
10.000% due 06/16/2009	2,200	2,309

		205,732

Total Corporate Bonds & Notes (Cost $2,367,986)		2,332,302

U.S. GOVERNMENT AGENCIES 3.7%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,352	5,872
2.799% due 10/27/2037	15,900	15,062
4.768% due 11/01/2035	673	673
5.000% due 02/25/2017	282	289
5.722% due 06/01/2043 - 09/01/2044	3,652	3,639

Freddie Mac
2.859% due 08/25/2031	466	459
2.879% due 09/25/2031	443	443

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.048% due 02/15/2019	$70,269	$69,833
3.168% due 12/15/2030	1,052	1,029
4.467% due 08/01/2035	111	112
5.000% due 08/15/2016 - 11/15/2029	3,786	3,853
5.500% due 04/01/2038	73,000	73,796
5.722% due 02/25/2045	3,056	2,964
6.000% due 06/01/2037 - 10/01/2037	18,894	19,396

Total U.S. Government Agencies (Cost $198,067)		197,420

MORTGAGE-BACKED SECURITIES 6.0%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	1,649	1,603

American Home Mortgage Investment Trust
2.749% due 09/25/2035	202	201

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	199	199

Banc of America Funding Corp.
6.142% due 01/20/2047	2,433	2,111

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	1,213	1,179

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	39,698	37,974
4.488% due 02/25/2034	2,335	2,184
4.550% due 08/25/2035	21,020	20,211
4.607% due 07/25/2033	27,350	26,123
4.844% due 04/25/2034	1,571	1,494

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	923	727
5.706% due 09/25/2035	10,590	8,709
5.882% due 01/25/2036	3,886	3,062

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	927	927

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	1,523	1,334

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171
5.681% due 01/26/2036	8,935	7,563
5.783% due 12/26/2046	4,914	4,072

CC Mortgage Funding Corp.
2.729% due 05/25/2048	1,732	1,407

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	61	57

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,521	1,517
4.248% due 08/25/2035	9,164	8,706
4.682% due 08/25/2035	1,666	1,577
4.748% due 08/25/2035	10,163	10,100

Commercial Mortgage Pass-Through Certificates
2.918% due 04/15/2017	366	356
6.455% due 05/15/2032	1,012	1,012

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	2,376	1,788
2.779% due 05/25/2047	2,029	1,540
5.236% due 02/25/2036	674	503

Countrywide Home Loan Mortgage Pass-Through Trust
4.842% due 04/20/2035	6,204	5,902

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	3,394	3,397

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	915	853
2.679% due 02/25/2037	905	848
2.679% due 03/25/2037	864	833
2.689% due 08/25/2037	2,139	2,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	$1,074	$1,070
5.370% due 08/25/2035	1,820	1,713

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	966	964

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,944	1,752
2.679% due 01/25/2047	1,257	1,193
2.869% due 11/25/2045	368	304

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	2,817	2,702

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	1,587	1,467

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	792	746
2.729% due 04/19/2038	1,099	833
2.749% due 01/19/2038	3,730	2,840
2.799% due 03/19/2037	3,596	2,711
5.219% due 07/19/2035	4,935	4,864

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	858	808

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	976	909
5.051% due 12/25/2034	1,083	988

JPMorgan Mortgage Trust
5.023% due 02/25/2035	6,629	6,034

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	1,497	1,408

MASTR Adjustable Rate Mortgages Trust
2.709% due 05/25/2047	277	272
3.786% due 11/21/2034	3,211	3,171

Merrill Lynch Floating Trust
2.888% due 06/15/2022	1,515	1,419

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,212	5,796

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	3,353	2,965
3.599% due 10/25/2035	1,922	1,664
4.250% due 10/25/2035	12,554	11,796

Morgan Stanley Capital I
2.878% due 10/15/2020	1,194	1,110

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	2,256	2,204

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	993	917
2.899% due 08/25/2035	1,054	819

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	1,504	1,273

Sequoia Mortgage Trust
4.080% due 04/20/2035	826	757

Structured Adjustable Rate Mortgage Loan Trust
4.880% due 07/25/2034	4,594	4,415
5.359% due 01/25/2035	1,738	1,660
5.540% due 08/25/2035	1,216	1,025

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	2,248	2,199
2.699% due 09/25/2047	3,235	3,074
2.729% due 03/25/2037	471	369
2.789% due 06/25/2036	853	649
2.809% due 07/19/2035	8,733	7,218
2.819% due 05/25/2036	3,579	2,715

Structured Asset Securities Corp.
4.080% due 06/25/2033	3,853	3,504
5.463% due 10/25/2035	962	919

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	$407	$399
2.709% due 01/25/2037	834	795

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,110	2,001
2.719% due 03/25/2046	1,500	1,479
2.719% due 09/25/2046	11,334	10,592

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	22,643	21,281

WaMu Mortgage Pass-Through Certificates
2.889% due 08/25/2045	76	75
4.208% due 06/25/2033	1,432	1,428
4.229% due 03/25/2034	1,875	1,871
5.056% due 01/25/2047	1,256	1,033
5.136% due 12/25/2046	1,337	1,040
5.326% due 02/25/2046	1,374	1,069
5.526% due 11/25/2042	576	548
5.572% due 10/25/2046	1,927	1,586
5.826% due 09/25/2046	3,650	3,004

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,685	1,586

Total Mortgage-Backed Securities (Cost $340,559)		317,333

ASSET-BACKED SECURITIES 5.9%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	929	885

ACE Securities Corp.
2.649% due 08/25/2036	2,009	1,865
2.649% due 12/25/2036	960	921
2.679% due 10/25/2036	1,960	1,903
2.689% due 06/25/2037	987	932

American Express Credit Account Master Trust
2.818% due 01/18/2011	1,350	1,350
3.318% due 02/15/2012	1,275	1,249

Argent Securities, Inc.
2.639% due 06/25/2036	93	93
2.649% due 09/25/2036	1,703	1,665
2.649% due 10/25/2036	3,740	3,656

Asset-Backed Funding Certificates
2.639% due 09/25/2036	1,920	1,886
2.659% due 10/25/2036	1,521	1,476
2.659% due 11/25/2036	838	774
2.659% due 01/25/2037	2,462	2,307
2.949% due 06/25/2034	4,859	4,301

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	549	533
2.649% due 12/25/2036	791	761
2.679% due 05/25/2037	900	874

Atrium CDO Corp.
3.736% due 06/27/2015	1,163	1,126

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	3,554	3,471

Bank One Issuance Trust
2.928% due 02/15/2011	700	700

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	826	772
2.679% due 10/25/2036	1,004	955
2.689% due 04/25/2036	166	165
2.799% due 09/25/2034	79	79
3.599% due 10/25/2037	5,262	4,742

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	193	192
2.649% due 01/25/2037	785	735
2.699% due 06/25/2037	3,715	3,507
2.919% due 10/25/2035	673	579

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Credit Card Master Trust
2.928% due 10/15/2010	$1,600	$1,600
2.928% due 02/15/2011	1,500	1,494

Chase Issuance Trust
2.828% due 12/15/2010	1,700	1,700
2.838% due 02/15/2012	1,155	1,143

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	1,800	1,800

Citibank Omni Master Trust
3.699% due 12/23/2013	30,500	30,560

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	981	968
2.639% due 12/25/2036	1,057	994
2.649% due 11/25/2036	500	489
2.659% due 05/25/2037	1,829	1,739
2.669% due 01/25/2037	1,084	1,011

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	3,832	3,755
2.649% due 01/25/2037	895	885
2.649% due 03/25/2037	2,347	2,253
2.649% due 05/25/2037	7,964	7,678
2.649% due 07/25/2037	1,090	1,041
2.649% due 08/25/2037	1,753	1,674
2.649% due 12/25/2046	1,658	1,612
2.649% due 03/25/2047	2,255	2,211
2.659% due 03/25/2037	2,207	2,157
2.659% due 09/25/2046	439	430
2.669% due 07/25/2036	80	80
2.669% due 06/25/2037	909	883
2.679% due 06/25/2037	1,011	944
2.679% due 10/25/2037	818	766
2.699% due 09/25/2047	1,037	983
2.709% due 10/25/2046	3,794	3,671
2.759% due 02/25/2036	673	620
2.779% due 09/25/2036	955	893
3.265% due 07/25/2036	26	26

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	918	878
2.689% due 12/25/2037	718	700

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	2,900	2,892
5.250% due 05/08/2009	27	27

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	442	436
2.639% due 09/25/2036	560	530
2.639% due 01/25/2038	949	899
2.649% due 11/25/2036	11,995	10,859
2.649% due 12/25/2036	571	542
2.669% due 12/25/2037	918	866
2.689% due 01/25/2036	50	50

First NLC Trust
2.669% due 08/25/2037	2,597	2,489

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,100	1,099

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	6,000	5,981

Fremont Home Loan Trust
2.649% due 10/25/2036	802	791
2.659% due 01/25/2037	1,072	975
2.669% due 02/25/2037	3,229	3,157
2.769% due 01/25/2036	235	235

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	1,408	1,360

GSAA Trust
2.709% due 06/25/2035	45	45

GSAMP Trust
2.669% due 09/25/2036	2,059	1,996
2.669% due 10/25/2036	294	269
2.669% due 12/25/2036	1,046	1,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	$501	$483
3.336% due 11/20/2036	2,133	2,117

Home Equity Asset Trust
2.659% due 05/25/2037	1,066	1,019

HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,032	988

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,094	1,007
2.649% due 12/25/2036	6,132	5,674
2.659% due 05/25/2037	1,693	1,600
2.679% due 12/25/2035	131	130

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	246	245
2.649% due 11/25/2036	1,075	1,057
2.659% due 04/25/2037	749	719
2.679% due 07/25/2037	869	820
2.729% due 04/25/2037	726	700

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	354	352

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	716	676
2.649% due 08/25/2036	3,538	3,418
2.649% due 10/25/2036	1,033	963
2.659% due 04/01/2037	798	736
2.669% due 11/25/2036	809	771
2.679% due 08/25/2036	1,894	1,776
2.679% due 03/25/2037	770	743
2.709% due 08/25/2036	5,200	4,385

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	934	898

Lehman XS Trust
2.669% due 05/25/2046	380	361
2.679% due 04/25/2046	1,182	1,166
2.679% due 08/25/2046	1,947	1,901
2.679% due 11/25/2046	3,828	3,626
2.689% due 05/25/2046	1,888	1,834
2.719% due 11/25/2036	2,228	2,136

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	148	148
2.639% due 07/25/2036	780	771
2.639% due 11/25/2036	822	781
2.659% due 10/25/2036	1,364	1,317
2.689% due 01/25/2046	82	81
2.879% due 10/25/2034	835	755

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	617	595
2.649% due 03/25/2036	329	326
2.649% due 01/25/2037	650	625
2.659% due 10/25/2036	169	167
2.659% due 11/25/2036	910	861
2.679% due 01/25/2036	183	182
2.679% due 05/25/2037	759	709
2.749% due 11/25/2035	330	329

MBNA Credit Card Master Note Trust
2.998% due 10/17/2011	16,400	16,272

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	1,260	1,155

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	375	368
2.649% due 05/25/2037	2,328	2,290
2.669% due 08/25/2036	4,993	4,766
2.669% due 02/25/2037	352	349
2.669% due 07/25/2037	2,604	2,496
2.679% due 09/25/2037	3,936	3,793

Morgan Stanley ABS Capital I
2.639% due 06/25/2036	279	276
2.639% due 10/25/2036	919	893
2.639% due 01/25/2037	1,049	1,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 09/25/2036	$1,743	$1,659
2.649% due 10/25/2036	839	815
2.649% due 11/25/2036	1,680	1,602
2.659% due 03/25/2036	28	27
2.659% due 05/25/2037	1,811	1,734
2.719% due 02/25/2036	1,223	1,199

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	809	766

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	881	839
2.659% due 06/25/2037	876	850

New Century Home Equity Loan Trust
2.669% due 08/25/2036	1,304	1,286
2.779% due 05/25/2036	1,400	1,155

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	52	52

Option One Mortgage Loan Trust
2.649% due 07/25/2036	294	290
2.649% due 01/25/2037	817	769

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	955	894

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	575	556
2.669% due 02/25/2037	832	788
2.679% due 10/25/2036	2,642	2,519
2.699% due 08/25/2046	721	687

Residential Asset Securities Corp.
2.639% due 06/25/2036	832	818
2.639% due 08/25/2036	1,137	1,121
2.659% due 04/25/2036	454	451
2.659% due 01/25/2037	963	914
2.669% due 07/25/2036	1,202	1,190
2.669% due 11/25/2036	2,389	2,278
2.679% due 10/25/2036	1,979	1,919
2.709% due 04/25/2037	972	911
2.719% due 04/25/2036	2,834	2,770

Saxon Asset Securities Trust
2.659% due 10/25/2046	3,270	3,153

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,051	995
2.649% due 09/25/2036	858	817
2.659% due 03/25/2036	297	293
2.659% due 12/25/2036	1,359	1,234
2.679% due 11/25/2036	994	909

SLC Student Loan Trust
3.045% due 02/15/2015	3,484	3,466

SLM Student Loan Trust
3.311% due 04/25/2014	1,149	1,145
3.321% due 10/27/2014	655	652
3.321% due 10/25/2016	431	429
3.321% due 07/25/2017	598	594
3.321% due 10/25/2018	849	843
3.371% due 10/25/2016	5,000	4,939
3.481% due 01/25/2017	584	580
3.800% due 12/15/2038	750	733

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	2,355	2,279
2.659% due 11/25/2036	1,933	1,865
2.659% due 12/25/2036	438	422
2.679% due 01/25/2037	678	648
2.679% due 06/25/2037	860	814
2.699% due 10/25/2036	453	442
3.399% due 10/25/2037	2,856	2,800

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	509	498
2.644% due 11/25/2037	807	765
2.659% due 02/25/2037	105	105

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	614	585

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
2.649% due 10/25/2036		$3,612	$3,501
2.679% due 01/25/2037		897	815
4.900% due 04/25/2035		619	572

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		969	908
2.659% due 10/25/2036		1,069	966

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		718	693
2.699% due 03/25/2037		904	882

Total Asset-Backed Securities (Cost $325,744)			313,408

SOVEREIGN ISSUES 9.2%

Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008		36,815	36,999

Colombia Government International Bond
9.750% due 04/23/2009		5,500	5,899

Export-Import Bank of Korea
3.166% due 06/01/2009		27,800	27,856
4.125% due 02/10/2009		2,900	2,892
4.500% due 08/12/2009		12,600	12,651

Korea Development Bank
3.364% due 10/31/2008		28,500	28,490
3.875% due 03/02/2009		14,970	14,941
4.326% due 10/20/2009		51,631	51,722
4.750% due 07/20/2009		27,310	27,603
4.842% due 04/03/2010		38,100	38,022

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,512
5.077% due 01/13/2009		59,795	59,930

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,283
9.625% due 02/08/2011		20,800	23,837

Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,680

Russia Government International Bond
8.250% due 03/31/2010		47,353	50,172

Ukraine Government International Bond
6.391% due 08/05/2009		94,510	96,514

Total Sovereign Issues (Cost $486,232)			488,003

FOREIGN CURRENCY-DENOMINATED ISSUES 15.4%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	4,005

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	11,250	$9,773

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		703,722	363,616
10.000% due 01/01/2017		292,876	139,357

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,000	2,619

Colombia Government International Bond
9.850% due 06/28/2027	COP	68,465,000	33,680
12.000% due 10/22/2015		28,500,000	16,277

Mexican Bonos
8.000% due 12/24/2008	MXN	100,000	9,438

Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	4,817

Poland Government International Bond
5.750% due 03/24/2010	PLN	452,449	201,132

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,582

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	21,792

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	253,922	11,526

Total Foreign Currency-Denominated Issues (Cost $816,335)			819,614

SHORT-TERM INSTRUMENTS 7.6%

CERTIFICATES OF DEPOSIT 1.4%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$2,600	2,593

Barclays Bank PLC
3.206% due 08/10/2009		15,800	15,825

Calyon Financial, Inc.
4.035% due 01/16/2009		7,500	7,495

Dexia Credit Local S.A.
2.654% due 09/29/2008		4,100	4,101

Fortis Bank NY
2.622% due 04/28/2008		1,800	1,800
2.646% due 09/30/2008		4,100	4,095
2.649% due 06/30/2008		6,300	6,298

HSBC Bank USA N.A.
3.294% due 07/28/2008		1,400	1,401

Nordea Bank Finland PLC
3.028% due 05/28/2008		4,500	4,502
3.046% due 04/09/2009		8,300	8,295

Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008		1,500	1,500
3.060% due 02/13/2009		4,600	4,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale NY
2.652% due 06/30/2008	$2,800	$2,795

Unicredito Italiano NY
3.085% due 05/29/2008	4,400	4,402
3.135% due 05/06/2008	4,800	4,801

Wachovia Bank N.A.
2.668% due 10/03/2008	2,300	2,291

		76,793

COMMERCIAL PAPER 4.8%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	121,000	120,636

Federal Home Loan Bank
1.500% due 04/01/2008	18,000	18,000

UBS Finance Delaware LLC
2.940% due 06/06/2008	14,800	14,725

Westpac Banking Corp.
3.070% due 05/06/2008	102,600	102,294

		255,655

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG
1.200% due 04/01/2008	52,700	52,700
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $53,760. Repurchase proceeds are $52,702.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,800	3,800
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,880. Repurchase proceeds are $3,800.)

		56,500

U.S. TREASURY BILLS 0.3%
1.396% due 05/29/2008 - 06/12/2008 (a)(c)	16,500	16,414

Total Short-Term Instruments (Cost $405,400)		405,362

Total Investments 91.9% (Cost $4,948,198)		$4,881,248

Other Assets and Liabilities (Net) 8.1%		428,938

Net Assets (d) 100.0%		$5,310,186

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $15,419 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $25,720 and derivative instruments with an aggregate depreciation of ($11,808) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $1,541 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,374	$(2,496)

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	$7,500	$(47)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	46,850	$(122)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		46,850	(123)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI	CZK	47,690	(89)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	BCLY	HUF	3,980,000	(258)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI		17,185,395	(422)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		5,226,395	(391)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	57,000	(190)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	JPM		310,000	(626)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	80,700	65
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		372,000	(5)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC		7,000	82
Pay	28-Day Mexico Interbank TIIE Banxico	10.160%	06/02/2016	CITI		80,000	1,100
Pay	28-Day Mexico Interbank TIIE Banxico	10.280%	06/07/2016	MLP		57,000	823
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		17,100	98
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		17,100	99
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		200,000	1,272
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		428,000	590
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		140,000	312
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		460,540	225
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	MSC	BRL	546,000	(319)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		70,200	(738)
Pay	BRL-CDI-Compounded	14.120%	01/04/2010	BCLY		17,000	305
Pay	BRL-CDI-Compounded	14.190%	01/04/2010	BCLY		34,000	625
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		238,500	(6,179)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		56,300	(1,389)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		127,700	(4,114)

							$(9,369)

(g)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.500%	04/01/2038	$73,000	$73,662	$73,719
Freddie Mac	6.000%	04/01/2038	20,900	20,991	21,432

				$94,653	$95,151

(h)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$24	$0	$24
Buy	BRL	125,421	07/2008	4,524	0	4,524
Sell		866,028	07/2008	13,049	(3,084)	9,965
Buy		54,663	12/2008	210	(518)	(308)
Sell		68,913	12/2008	1,214	0	1,214
Buy	CLP	52,800,994	07/2008	13,654	(6)	13,648
Sell		2,793,449	07/2008	0	(879)	(879)
Buy		76,755,617	12/2008	11,992	0	11,992
Buy	CNY	162,077	07/2008	1,463	0	1,463
Sell		191,497	07/2008	0	(1,007)	(1,007)
Buy		448,402	10/2008	2,630	0	2,630
Buy		425,933	03/2009	5,208	(1)	5,207
Sell		141,898	03/2009	0	(1,167)	(1,167)
Buy	COP	137,190,912	12/2008	4,552	0	4,552
Sell		23,106,666	12/2008	0	(194)	(194)
Buy	CZK	4,584,815	07/2008	57,983	(2)	57,981
Sell		2,059,657	07/2008	0	(26,489)	(26,489)
Buy		5,181,580	12/2008	21,817	0	21,817
Sell		1,252,523	12/2008	0	(3,007)	(3,007)
Sell	EUR	5,290	04/2008	1	(73)	(72)
Sell	GBP	7,597	04/2008	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	4,044,519	05/2008	$211	$(20)	$191
Buy	HUF	36,974,184	07/2008	12,661	(2)	12,659
Sell		18,728,517	07/2008	0	(5,247)	(5,247)
Buy	IDR	1,273,866,200	05/2008	4,330	(172)	4,158
Sell		324,269,180	05/2008	346	(222)	124
Buy	ILS	70,428	07/2008	489	0	489
Buy		439,521	11/2008	10,731	0	10,731
Sell		23,400	11/2008	0	(664)	(664)
Buy	INR	2,430,933	05/2008	1,374	(124)	1,250
Sell		930,919	05/2008	309	0	309
Buy		2,808,382	08/2008	0	(1,300)	(1,300)
Sell		478,560	08/2008	185	0	185
Buy	JPY	324,430	05/2008	72	0	72
Sell		1,911,618	05/2008	11	(24)	(13)
Buy	KRW	55,924,695	05/2008	0	(3,800)	(3,800)
Sell		45,456,924	05/2008	3,223	0	3,223
Buy		11,970,177	08/2008	0	(854)	(854)
Sell		9,096,500	08/2008	804	0	804
Buy	KWD	3,711	05/2008	1,078	0	1,078
Buy	MXN	5,695,944	07/2008	16,178	(3)	16,175
Sell		410,702	07/2008	0	(1,106)	(1,106)
Buy	MYR	375,897	05/2008	4,719	(211)	4,508
Sell		147,306	05/2008	380	0	380
Buy		275,519	08/2008	3,282	(17)	3,265
Buy	PEN	93,340	07/2008	2,162	0	2,162
Buy		164,639	01/2009	4,339	0	4,339
Buy	PHP	6,010,091	05/2008	9,117	(436)	8,681
Sell		1,976,752	05/2008	1,435	0	1,435
Buy		4,457,933	08/2008	750	(2,153)	(1,403)
Buy	PLN	1,436,530	07/2008	112,495	(3)	112,492
Sell		491,731	07/2008	0	(8,051)	(8,051)
Buy	RON	230,660	11/2008	4,250	0	4,250
Sell		241,711	11/2008	0	(3,922)	(3,922)
Buy	RUB	4,903,596	07/2008	12,182	0	12,182
Sell		1,586,053	07/2008	0	(2,841)	(2,841)
Buy		3,477,829	11/2008	3,815	(3)	3,812
Sell		6,211	11/2008	0	(10)	(10)
Buy	SAR	48,427	05/2008	10	0	10
Buy	SGD	310,100	05/2008	16,954	0	16,954
Sell		331	05/2008	0	(9)	(9)
Buy		374,707	08/2008	9,855	0	9,855
Buy		175,817	11/2008	3,318	0	3,318
Buy	SKK	220,342	07/2008	724	(2)	722
Buy		3,418,420	10/2008	16,158	0	16,158
Buy	TRY	500,485	12/2008	8	(40,329)	(40,321)
Buy	TWD	3,151,820	09/2008	1,666	0	1,666
Buy	UAH	208,464	10/2008	0	(1,651)	(1,651)
Sell		50,725	10/2008	357	0	357
Buy	ZAR	1,513,262	07/2008	0	(19,086)	(19,086)
Sell		143,062	07/2008	2,815	0	2,815
Buy		575,660	12/2008	0	(3,619)	(3,619)

				$401,114	$(132,315)	$268,799

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.3%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$433	$410
4.080% due 03/28/2014	505	479
4.570% due 03/28/2014	927	877
4.590% due 03/28/2014	76	72
4.600% due 03/28/2014	1,190	1,127

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	2,500	2,145
7.096% due 04/08/2014	2,500	2,139

Appleton Papers, Inc.
4.878% due 05/21/2014	333	301
6.293% due 06/05/2014	333	301
6.580% due 05/21/2014	328	297

Berry Plastics Holding Corp.
11.646% due 06/15/2014	4,693	4,011

Biomet, Inc.
7.857% due 03/25/2015	4,988	4,805

Boc Group, Inc.
5.085% due 05/31/2014	2,481	1,675

Community Health Systems, Inc.
4.000% due 07/02/2014	425	393
4.000% due 07/25/2014	24	22
5.335% due 07/25/2014	8,834	8,162

CSC Holdings, Inc.
4.750% due 03/30/2013	5,947	5,573

Daimler Finance North America LLC
6.800% due 08/03/2012	12,935	10,759

Dex Media West LLC
4.410% due 09/09/2010	188	180
4.530% due 09/09/2010	281	271
4.580% due 09/09/2010	375	361
6.330% due 09/09/2010	18	17

FCI Connectors
6.224% due 03/09/2013	2,403	2,146
6.298% due 03/09/2013	69	62

Ford Motor Co.
5.800% due 12/15/2013	988	812

General Motors Corp.
7.056% due 11/29/2013	990	884

Georgia-Pacific Corp.
4.446% due 12/20/2012	767	713
4.740% due 12/20/2012	8,252	7,667
4.835% due 12/20/2012	971	902

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	3,000	2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	958	752

HCA, Inc.
4.946% due 11/16/2013	10,569	9,736

Health Management Associates, Inc.
6.580% due 02/28/2014	3,887	3,386

Ineos Group Holdings PLC
4.635% due 10/07/2012	1,707	1,496
4.885% due 10/07/2013	2,460	2,129
5.385% due 10/07/2014	2,460	2,267

Las Vegas Sands Corp.
3.000% due 05/15/2014	1,000	886
4.450% due 05/23/2014	3,970	3,518

Lukoil Finance Ltd.
3.404% due 12/29/2008	2,415	2,409

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	200	159
2.974% due 10/03/2011	160	127
3.468% due 10/03/2011	200	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.946% due 04/08/2012	$6,900	$5,489
8.108% due 04/08/2012	990	788

MGM Mirage
2.904% due 10/03/2011	240	213
3.414% due 10/03/2011	400	355
4.405% due 10/03/2011	200	178
6.494% due 10/03/2011	600	533

NRG Energy, Inc.
4.196% due 02/01/2013	3,567	3,346
4.346% due 02/01/2013	1,579	1,482
6.580% due 02/01/2013	1,060	994

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,492	1,261

Polypore, Inc.
5.370% due 05/15/2014	4,478	3,963

RH Donnelley Corp.
4.100% due 06/30/2011	109	102
4.200% due 06/30/2011	34	32
4.300% due 06/30/2011	291	271
4.500% due 06/30/2011	146	136
4.590% due 09/09/2010	94	87
4.590% due 06/30/2011	101	94
4.600% due 06/30/2011	146	136
4.750% due 06/30/2011	54	51
5.480% due 09/09/2010	151	145

Shackleton Re Ltd.
10.750% due 08/01/2008	1,500	1,447
11.250% due 08/01/2008	500	482

Thompson Learning, Inc.
5.200% due 06/27/2014	5,985	5,162

Travelport
7.080% due 08/23/2013	4,963	4,342

Tribune Co.
5.542% due 05/30/2014	4,726	3,179

TXU Technology
6.478% due 10/10/2014	488	445
6.596% due 10/10/2014	4,102	3,738

Total Bank Loan Obligations (Cost $141,467)		127,014

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 18.6%

AES Red Oak LLC
8.540% due 11/30/2019	2,557	2,570

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	221

American General Finance Corp.
6.900% due 12/15/2017	5,000	4,898

American Honda Finance Corp.
4.500% due 05/26/2009	500	505

American International Group, Inc.
5.850% due 01/16/2018	13,600	13,381

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

Banco Santander Chile
3.340% due 12/09/2009	5,000	4,827

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,389
5.750% due 12/01/2017	8,000	8,300
8.000% due 12/29/2049	15,600	15,650

BankAmerica Instit-A
8.070% due 12/31/2026	500	517

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,897

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	$1,000	$944
6.400% due 10/02/2017	18,500	18,312
6.950% due 08/10/2012	4,000	4,007

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	523

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	198

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,474
6.722% due 12/31/2049	2,000	1,854

Calabash Re Ltd.
13.700% due 01/08/2010	1,000	1,032

Citigroup Capital XXI
8.300% due 12/21/2057	10,675	10,550

Citigroup, Inc.
5.300% due 10/17/2012	275	276
6.000% due 02/21/2012	650	664

Columbia University
6.875% due 12/15/2015	500	581

Colvis Finance Ltd.
8.000% due 02/02/2009	4,000	4,003

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,920

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,959

DBS Bank Ltd.
3.290% due 05/16/2017	5,000	4,650

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	7,014

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,059
5.250% due 07/29/2014	6,625	6,823

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,788

First Empire Capital Trust II
8.277% due 06/01/2027	500	513

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	1,000	989
7.375% due 02/01/2011	440	367
8.050% due 06/15/2011	3,640	2,891

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	905
7.625% due 06/01/2015	375	358

Foundation Re II Ltd.
9.820% due 11/26/2010	1,800	1,838

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,420

General Electric Capital Corp.
4.625% due 04/10/2012	13,000	12,451
5.250% due 10/19/2012	3,540	3,684
5.450% due 01/15/2013	5,000	5,245
5.875% due 02/15/2012	500	531
5.875% due 01/14/2038	11,675	11,292

General RE Corp.
9.000% due 09/12/2009	500	548

GMAC LLC
3.749% due 09/23/2008	900	849
8.000% due 11/01/2031	3,190	2,291

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,193
5.250% due 10/15/2013	2,400	2,390
5.700% due 09/01/2012	165	170
6.125% due 02/15/2033	45	41
6.750% due 10/01/2037	18,300	17,077
7.350% due 10/01/2009	500	526

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	$1,500	$1,419

HBOS PLC
5.920% due 09/29/2049	7,500	5,527

HCP, Inc.
6.700% due 01/30/2018	5,000	4,298

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	4,435	4,779

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,740

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	386

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,154

HSBC Finance Corp.
4.750% due 07/15/2013	120	118

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,143
6.500% due 09/15/2037	125	119

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,040

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,362
6.875% due 11/04/2011	1,800	1,732

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	4,642

JPMorgan Chase & Co.
6.000% due 01/15/2018	5,000	5,228

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,670

Longpoint Re Ltd.
8.050% due 05/08/2010	1,600	1,622

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	3,550	3,736
10.375% due 10/15/2017 (b)	750	782
11.625% due 10/15/2017	5,425	5,452

MBNA Capital B
4.039% due 02/01/2027	3,000	2,511

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	10,000	9,087

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	8,000	8,136

MetLife, Inc.
5.375% due 12/15/2012	45	47

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,264

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	603

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,459

Morgan Stanley
5.750% due 08/31/2012	4,400	4,486
5.950% due 12/28/2017	2,400	2,325

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,959

Mystic Re Ltd.
9.390% due 12/05/2008	1,100	1,091
12.090% due 12/05/2008	850	842
13.090% due 06/07/2011	700	723

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	752
7.250% due 03/01/2012	4,815	5,243

Pemex Finance Ltd.
9.690% due 08/15/2009	399	412

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petroleum Export Ltd.
4.623% due 06/15/2010	$2,000	$1,993
5.265% due 06/15/2011	6,349	6,402

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,408	3,500

Rabobank Capital Funding II
5.260% due 12/29/2049	2,860	2,459

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,600	5,705

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	505

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	6,891
6.875% due 11/29/2010	8,000	8,172
7.175% due 05/16/2013	2,350	2,400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	11,649

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,000	2,031

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,779

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	560

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	7,314

Tenneco, Inc.
8.625% due 11/15/2014	3,150	3,111
10.250% due 07/15/2013	617	657

Textron Financial Corp.
4.542% due 01/11/2010	11,000	10,812

TNB Capital L Ltd.
5.250% due 05/05/2015	570	568

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	944
6.625% due 03/20/2017	4,400	3,817
7.500% due 07/18/2016	7,050	6,641

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	3,236

UBS AG
5.875% due 12/20/2017	5,400	5,534

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	2,095

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	279

Universal City Development Partners
11.750% due 04/01/2010	500	515

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	493

Ventas Realty LP
6.500% due 06/01/2016	400	388
6.750% due 04/01/2017	2,635	2,589
8.750% due 05/01/2009	500	510
9.000% due 05/01/2012	800	846

Vita Capital III Ltd.
5.829% due 01/01/2011	3,150	3,082

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,968
5.250% due 10/23/2012	15,780	16,388

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	$1,000	$1,025

		445,624

INDUSTRIALS 23.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	47,550	53,641

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,438

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,882

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,418
5.750% due 01/15/2015	15,400	15,661

AmeriGas Partners LP
7.125% due 05/20/2016	5,500	5,418
7.250% due 05/20/2015	500	495

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	540

ARAMARK Corp.
6.739% due 02/01/2015	1,525	1,353
8.500% due 02/01/2015	4,470	4,504

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	5,256
8.750% due 03/01/2012	1,760	1,619

Atlantic Richfield Co.
8.530% due 02/27/2012	500	584

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	988

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	5,510	3,705

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	658
8.250% due 07/01/2014	1,850	1,748

BW Group Ltd.
6.625% due 06/28/2017	760	759

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	27,260

CBS Corp.
5.625% due 08/15/2012	3,500	3,419

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,086

CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,622

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,280

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	915

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,624

Chemtura Corp.
6.875% due 06/01/2016	2,700	2,416

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,216

Cisco Systems, Inc.
5.500% due 02/22/2016	500	518

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	542

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	544

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	$500	$513

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,384

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	350

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,266

Comcast Corp.
5.300% due 01/15/2014	2,000	1,966
5.500% due 03/15/2011	500	504
5.900% due 03/15/2016	2,900	2,882
6.500% due 01/15/2015	100	103

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,237

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	561

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	2,076

Cox Communications, Inc.
7.125% due 10/01/2012	725	769

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	5,012
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,762

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,372

Delhaize America, Inc.
8.050% due 04/15/2027	600	633
9.000% due 04/15/2031	3,695	4,459

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,759	3,703

Dex Media West LLC
9.875% due 08/15/2013	2,980	2,600

Dow Chemical Co.
6.000% due 10/01/2012	250	264

Dynegy Holdings, Inc.
7.750% due 06/01/2019	650	611
8.375% due 05/01/2016	9,420	9,373

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,890
7.125% due 02/01/2016	4,600	4,312

El Paso Corp.
7.000% due 06/15/2017	4,500	4,652
7.750% due 06/15/2010	300	314

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,400

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,427

Enterprise Products Operating LP
4.950% due 06/01/2010	600	613

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	4,208

First Data Corp.
9.875% due 09/24/2015	6,815	5,614

Ford Motor Co.
7.500% due 08/01/2026	2,300	1,484

Freescale Semiconductor, Inc.
8.875% due 12/15/2014 (b)	7,070	5,568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fund American Cos., Inc.
5.875% due 05/15/2013	$1,000	$1,044

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	6,261
7.288% due 08/16/2037	10,000	9,172
8.625% due 04/28/2034	4,740	5,415

Gazprom International S.A.
7.201% due 02/01/2020	10,145	10,323

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,119	2,116

General Motors Corp.
7.700% due 04/15/2016	1,220	894
8.250% due 07/15/2023	3,325	2,344
8.800% due 03/01/2021	4,950	3,774

Georgia-Pacific LLC
7.000% due 01/15/2015	800	754
7.125% due 01/15/2017	4,250	3,952
8.000% due 01/15/2024	1,995	1,766

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	472	497

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,486

HCA, Inc.
6.750% due 07/15/2013	2,550	2,270
7.190% due 11/15/2015	1,700	1,450
9.125% due 11/15/2014	4,175	4,311
9.250% due 11/15/2016	590	614
9.625% due 11/15/2016 (b)	3,300	3,432

Health Management Associates, Inc.
6.125% due 04/15/2016	2,120	1,802

Hertz Corp.
8.875% due 01/01/2014	2,350	2,238

Hess Corp.
6.650% due 08/15/2011	810	874

Hewlett-Packard Co.
6.500% due 07/01/2012	500	547

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,187

Hospira, Inc.
4.950% due 06/15/2009	500	502

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,032

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,408

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,563

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	5,400	5,468

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	932
8.800% due 01/30/2017	2,200	2,299

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	679	615

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	600	622

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,773

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,057

Kroger Co.
7.000% due 05/01/2018	5,000	5,455

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,588

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	524

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,948

Masco Corp.
6.125% due 10/03/2016	5,000	4,417

McKesson Corp.
5.700% due 03/01/2017	5,000	4,940

MGM Mirage
7.500% due 06/01/2016	2,820	2,552

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,064

Nalco Co.
8.875% due 11/15/2013	400	413

New Albertson’s, Inc.
6.570% due 02/23/2028	800	643
7.450% due 08/01/2029	5,100	4,723
7.750% due 06/15/2026	2,150	2,039

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	1,005

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	7,130
10.750% due 07/15/2016	2,100	1,929

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,331	1,300

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,338

Novelis, Inc.
7.250% due 02/15/2015	1,243	1,106

Pemex Project Funding Master Trust
4.100% due 06/15/2010	700	702
6.625% due 06/15/2035	420	437
9.125% due 10/13/2010	110	123
9.375% due 12/02/2008	103	108

Petrobras International Finance Co.
6.125% due 10/06/2016	500	501

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,951

Petronas Capital Ltd.
7.000% due 05/22/2012	250	278

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	155	150

Premcor Refining Group, Inc.
6.750% due 02/01/2011	400	428

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,808

Quiksilver, Inc.
6.875% due 04/15/2015	2,335	1,891

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	10,608

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	1,817
8.875% due 10/15/2017	600	378

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,796

Rowan Cos., Inc.
5.880% due 03/15/2012	2,543	2,752

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,261

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sanmina-SCI Corp.
8.125% due 03/01/2016	$3,125	$2,781

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	530

SemGroup LP
8.750% due 11/15/2015	5,150	4,738

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,602

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	975

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	1,950	1,774

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	1,711
7.750% due 08/15/2016	1,450	1,174

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,451

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	968

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,285

Tesco PLC
5.500% due 11/15/2017	9,250	9,457

Tesoro Corp.
6.250% due 11/01/2012	440	417

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,295

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,117
6.875% due 05/01/2012	2,625	2,713

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,928
7.250% due 03/15/2017	2,200	2,013

Tyco International Group S.A.
6.375% due 10/15/2011	445	444
6.750% due 02/15/2011	500	528

United Airlines, Inc.
6.201% due 09/01/2008	272	269
7.336% due 01/02/2021	461	406
7.730% due 01/01/2012	725	718
10.850% due 02/19/2015 (a)	1,059	520

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,209
6.250% due 01/23/2017	2,900	2,903
8.250% due 01/17/2034	5,425	6,086

Valero Energy Corp.
6.125% due 06/15/2017	8,045	8,144
6.875% due 04/15/2012	1,550	1,668

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	2,400	2,328
11.375% due 08/01/2016	1,985	1,831

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,362
6.250% due 04/30/2016	5,000	4,876

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	3,246
9.125% due 02/01/2017	8,873	7,409

Walt Disney Co.
6.200% due 06/20/2014	500	543
6.375% due 03/01/2012	640	694

Waste Management, Inc.
7.375% due 08/01/2010	900	949
7.650% due 03/15/2011	270	305

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
7.625% due 07/15/2019	$925	$992
7.875% due 09/01/2021	1,375	1,497

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,970

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,881

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	5,038

		558,188

UTILITIES 7.5%

AES Corp.
8.000% due 10/15/2017	3,575	3,638

AT&T Corp.
7.300% due 11/15/2011	947	1,027

Beaver Valley II Funding
9.000% due 06/01/2017	319	355

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,466

Carolina Power & Light Co.
5.125% due 09/15/2013	750	788

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,815

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	4,760

Citizens Communications Co.
7.000% due 11/01/2025	400	292
7.875% due 01/15/2027	1,750	1,509

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	697

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,522

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,537

Dominion Resources, Inc.
5.700% due 09/17/2012	260	273

Duke Energy LLC
5.300% due 10/01/2015	1,500	1,554
5.625% due 11/30/2012	225	240

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	10,593

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	5,027

Energy Future Holdings Corp.
10.875% due 11/01/2017	3,525	3,578

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,713

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	5,050	2,752

Homer City Funding LLC
8.734% due 10/01/2026	3,758	4,022

Idearc, Inc.
8.000% due 11/15/2016	2,825	1,843

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	5,600	5,698
8.625% due 11/14/2011	4,125	4,362

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,990

KT Corp.
4.875% due 07/15/2015	3,000	2,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011	$8,200	$8,264
7.250% due 06/28/2017	400	382
7.750% due 10/17/2016	600	594
7.875% due 06/29/2037	400	368

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317

Midwest Generation LLC
8.560% due 01/02/2016	355	385

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,020

Nevada Power Co.
5.875% due 01/15/2015	450	444
6.500% due 05/15/2018	6,050	6,203

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,437

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,564

NRG Energy, Inc.
7.250% due 02/01/2014	700	693
7.375% due 02/01/2016	3,675	3,611
7.375% due 01/15/2017	330	322

NSTAR Electric Co.
7.800% due 05/15/2010	500	547

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,534

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	541

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,538

Progress Energy, Inc.
7.100% due 03/01/2011	4,796	5,167

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,276

PSEG Power LLC
5.500% due 12/01/2015	900	894
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,078

Qwest Corp.
6.500% due 06/01/2017	1,000	908
7.250% due 09/15/2025	2,250	1,969
7.250% due 10/15/2035	1,550	1,286
7.500% due 06/15/2023	1,800	1,580
8.875% due 03/15/2012	2,190	2,245

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,029	1,035

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	429
6.332% due 09/30/2027	11,800	10,796

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,937
7.625% due 06/15/2014	3,725	3,716
7.875% due 06/15/2017	5,450	5,450

Rural Cellular Corp.
9.875% due 02/01/2010	7,320	7,558

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,684

Sprint Capital Corp.
8.375% due 03/15/2012	850	787

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,049

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,831

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	$13,050	$12,887

Verizon Communications, Inc.
5.550% due 02/15/2016	400	399

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	490

Verizon New England, Inc.
6.500% due 09/15/2011	625	654

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	512

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	251

		180,852

Total Corporate Bonds & Notes (Cost $1,234,395)		1,184,664

MUNICIPAL BONDS & NOTES 2.6%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	977

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	77

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,900	1,746

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	4,200	4,093
5.000% due 11/01/2037	800	779
5.000% due 12/01/2037	1,170	1,140

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	100

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	656

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	351

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	267

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	503

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	4,400	4,334

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	8,420

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	1,000	925

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	2,115

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$980	$815
5.750% due 06/01/2047	800	707

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	594

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	515

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	901

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	402

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,789
5.000% due 07/01/2044	6,800	6,644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	707
4.500% due 07/01/2023	800	802
4.500% due 07/01/2024	1,100	1,095

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	682
4.500% due 01/01/2028	900	854

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	676
5.000% due 06/01/2041	130	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	696

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	524

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	587

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,524

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	499

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	363

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	7,400	7,299

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	190

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	579

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	199
5.000% due 05/15/2041	400	394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	$700	$697

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	400	398

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	2,066

Total Municipal Bonds & Notes (Cost $63,155)		62,189

U.S. GOVERNMENT AGENCIES 15.2%

Fannie Mae
3.099% due 03/25/2017	104	103
3.225% due 10/18/2030	17	17
4.000% due 08/01/2018 - 08/01/2020	4,070	3,997
4.500% due 02/01/2035 - 08/01/2035	2,150	2,076
5.000% due 12/01/2013 - 04/01/2038	25,135	25,082
5.119% due 04/01/2036	462	464
5.231% due 03/01/2036	443	444
5.500% due 12/01/2032 - 04/01/2038	293,338	296,318
5.500% due 09/01/2034 (h)	7,576	7,668
5.723% due 03/01/2044	170	169
6.000% due 04/01/2016 - 10/01/2036	129	133
6.066% due 02/01/2035	345	347
6.089% due 12/01/2036	240	243
6.260% due 03/01/2011	381	402
6.500% due 08/01/2011 - 12/01/2029	258	276
6.847% due 09/01/2031	28	28
6.850% due 12/18/2027	237	251

Federal Farm Credit Bank
7.561% due 11/29/2049	500	527

Federal Home Loan Bank
4.060% due 08/25/2009	264	264

Freddie Mac
3.048% due 02/15/2019	7,294	7,249
3.318% due 09/15/2030	57	56
4.000% due 04/15/2022	338	338
5.000% due 06/15/2016 - 09/15/2024	1,274	1,287
5.500% due 03/15/2017 - 09/15/2017	3,566	3,681
5.722% due 10/25/2044 - 02/25/2045	322	318
5.922% due 07/25/2044	498	486
6.500% due 07/25/2043	21	22
7.000% due 06/15/2013	33	36
7.260% due 05/01/2023	35	35
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	457	458
4.045% due 07/16/2020	696	698
4.385% due 08/16/2030	1,466	1,480
4.500% due 08/15/2033	45	44
5.125% due 11/20/2023 - 11/20/2027	99	99
5.132% due 06/16/2023	179	182
5.625% due 07/20/2026	41	41
6.375% due 03/20/2026 - 05/20/2026	86	88
6.569% due 09/16/2026	1,000	1,068
8.000% due 03/20/2030	93	102
8.500% due 07/20/2030 - 03/20/2031	23	25

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 10/15/2008 - 11/15/2008	$1	$1
9.250% due 12/20/2019 - 06/20/2021	21	23
9.500% due 07/15/2009 - 12/20/2020	7	8
10.000% due 07/15/2013	14	16

New Valley Generation
7.299% due 03/15/2019	792	886

Private Export Funding Corp.
4.550% due 05/15/2015	750	789

Small Business Administration
4.340% due 03/01/2024	259	250
4.504% due 02/01/2014	104	102
5.130% due 09/01/2023	49	49
5.886% due 09/01/2011	278	286
6.030% due 02/01/2012	2,058	2,119
6.900% due 12/01/2020	1,053	1,119
7.150% due 03/01/2017	458	479
7.300% due 05/01/2017	346	362
7.640% due 03/10/2010	53	56

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,069

Total U.S. Government Agencies (Cost $356,257)		364,224

MORTGAGE-BACKED SECURITIES 4.9%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,078	9,706

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	714	693

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,718	10,264
4.617% due 01/25/2034	51	47
4.760% due 01/25/2034	22	21
5.550% due 02/25/2033	108	100
6.764% due 02/25/2033	12	11

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	140	122
5.706% due 09/25/2035	2,772	2,280

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	522

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	93	93

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	725	686

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	179	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	6	6

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.732% due 02/25/2034	2,888	2,713
4.842% due 04/20/2035	1,643	1,563
7.076% due 10/19/2032	9	9

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	4,856

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,182
4.962% due 06/25/2033	1,317	1,318
5.435% due 09/15/2034	519	522

Denver Arena Trust
6.940% due 11/15/2019	278	273

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	424	422

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	$12,000	$12,038

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	1,829	1,755

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,602	2,406
6.620% due 10/18/2030	227	227
6.624% due 05/03/2018	600	658

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,703
5.506% due 12/12/2044	4,985	4,818

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.988% due 10/15/2017	2,609	2,445

MASTR Adjustable Rate Mortgages Trust
5.043% due 11/25/2033	94	97
5.200% due 08/25/2034	217	207

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	3,323	2,671

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,200	4,886

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,748

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	818	799

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606

Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	94	89

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,109	1,059

Structured Asset Mortgage Investments, Inc.
2.819% due 05/25/2036	3,817	2,896

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,573	1,430

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,737	2,523

WaMu Mortgage Pass-Through Certificates
3.139% due 12/25/2027	560	509
4.208% due 06/25/2033	544	543
5.220% due 02/27/2034	24	23
5.326% due 08/25/2046	1,115	779
5.726% due 06/25/2042	25	23

Washington Mutual MSC Mortgage Pass- Through Certificates
7.020% due 02/25/2033	9	9

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $122,774)		118,014

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
2.679% due 02/25/2036	29	29

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	5,183	5,062

Carrington Mortgage Loan Trust
2.849% due 06/25/2035	865	852

Countrywide Asset-Backed Certificates
2.709% due 10/25/2046	82	79

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	814

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	$399	$368

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	27	26

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	50	50

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	88	89

Residential Asset Securities Corp.
2.669% due 07/25/2036	293	290

SLM Student Loan Trust
3.311% due 04/25/2014	1,702	1,696
3.481% due 01/25/2017	632	628

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	100	101

Total Asset-Backed Securities (Cost $11,555)		11,595

SOVEREIGN ISSUES 7.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,662
8.250% due 09/19/2027	570	698

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,474
8.875% due 10/14/2019	8,400	10,395
8.875% due 04/15/2024	2,157	2,680

Chile Government International Bond
5.500% due 01/15/2013	500	530

China Development Bank
5.000% due 10/15/2015	500	498

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,646
7.375% due 09/18/2037	3,900	4,192
8.250% due 12/22/2014	5,200	6,058
10.000% due 01/23/2012	941	1,121
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,921
11.750% due 02/25/2020	725	1,073

Croatia Government International Bond
4.000% due 07/30/2010	69	69

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,140
10.250% due 11/08/2011	1,000	1,163

Hong Kong Government International Bond
5.125% due 08/01/2014	750	759

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,985

Korea Development Bank
3.358% due 11/22/2012	7,500	7,277
3.364% due 10/31/2008	500	500
4.326% due 10/20/2009	1,600	1,603
4.750% due 07/20/2009	2,250	2,274
5.300% due 01/17/2013	700	718
5.750% due 09/10/2013	385	405

Korea Expressway Corp.
4.875% due 04/07/2014	1,540	1,447
5.125% due 05/20/2015	750	701

Malaysia Government International Bond
8.750% due 06/01/2009	255	271

Mexico Government International Bond
5.625% due 01/15/2017	444	468
8.000% due 09/24/2022	45	57
9.875% due 02/01/2010	115	129

Panama Government International Bond
7.250% due 03/15/2015	2,325	2,558
8.875% due 09/30/2027	2,600	3,328

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.375% due 07/23/2012		$1,843	$2,166
9.375% due 04/01/2029		75	99
9.625% due 02/08/2011		442	507

Peru Government International Bond
6.550% due 03/14/2037		320	332
8.375% due 05/03/2016		3,870	4,629
8.750% due 11/21/2033		1,000	1,305

Philippine Government International Bond
6.375% due 01/15/2032		14,900	14,453
7.750% due 01/14/2031		1,100	1,233

Poland Government International Bond
4.000% due 10/27/2024		55	54

Russia Government International Bond
7.500% due 03/31/2030		9,531	10,991
11.000% due 07/24/2018		500	728

South Africa Government International Bond
5.875% due 05/30/2022		750	707
6.500% due 06/02/2014		7,500	7,828
7.375% due 04/25/2012		2,730	2,962

Ukraine Government International Bond
6.875% due 03/04/2011		780	807
7.650% due 06/11/2013		9,975	10,623

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,018
8.000% due 11/18/2022		9,472	10,182
9.250% due 05/17/2017		100	119

Venezuela Government International Bond
4.894% due 04/20/2011		1,500	1,283
6.000% due 12/09/2020		6,200	4,417
8.500% due 10/08/2014		2,000	1,860
10.750% due 09/19/2013		1,980	2,024

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,663
6.875% due 01/15/2016		3,000	3,189

Total Sovereign Issues (Cost $173,855)			178,378

FOREIGN CURRENCY-DENOMINATED ISSUES 17.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	1,017

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	1,500	2,409

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,592

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		2,400	3,372

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	7,276

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	4,000	3,474

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		79,939	41,286
10.000% due 01/01/2017		31,740	15,098

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	615
12.500% due 01/05/2022		5,200	3,230

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,000	3,491
6.000% due 08/15/2024		26,700	23,404

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,959

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,758

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,936

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	$5,711

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	4,008

Eircom Group PLC
6.625% due 08/15/2014		1,750	2,411
6.875% due 08/15/2015		1,750	2,425

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,699

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	263
5.875% due 06/01/2015		14,000	19,866
7.800% due 09/27/2010		3,500	5,689

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,819

Green Valley Ltd.
8.376% due 01/10/2011		1,300	2,069

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	2,476

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,520

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,601

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,190

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,172

JSG Holding PLC
6.302% due 02/18/2015	EUR	2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	2,788

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,839
8.000% due 12/17/2015		121,000	11,756

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,811

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	996

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	986

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	EUR	2,991	4,447
6.300% due 11/30/2014		3,581	5,363
8.250% due 05/01/2016		3,300	4,949

OI European Group BV
6.875% due 03/31/2017		820	1,223

PagesJaunes Groupe
6.055% due 01/11/2014		4,000	5,430

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	19,533

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	12,148

Pylon Ltd.
6.117% due 12/29/2008	EUR	1,500	2,359

QBE International Holdings PLC
9.380% due 08/03/2020	AUD	3,000	2,674

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	31,198
4.750% due 07/04/2028		7,900	12,845

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	3,146

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	$2,878
10.280% due 04/06/2011		4,000	6,352

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,592

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	100,000	1,000
1.511% due 05/25/2049		100,000	993
4.375% due 10/27/2014	EUR	3,500	5,343

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	13,454

United Kingdom Gilt
5.250% due 06/07/2012	GBP	3,900	8,126

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,825	4,204

UPC Broadband Holding BV
6.361% due 12/31/2014		6,456	8,669

UPC Holding BV
7.750% due 01/15/2014		2,300	3,236

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	22,217	1,009
5.000% due 09/14/2018 (d)		31,006	1,656
6.875% due 01/19/2016	EUR	13,000	20,780

Veolia Environnement
4.875% due 05/28/2013		3,460	5,385

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,132

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,608

Total Foreign Currency-Denominated Issues (Cost $391,653)			412,291

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS 4.3%

Deutsche Bank AG
1.200% due 04/01/2008		$99,600	99,600
(Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $101,626. Repurchase proceeds are $99,603.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		4,121	4,121
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $4,207. Repurchase proceeds are $4,121.)

			103,721

U.S. TREASURY BILLS 2.5%
1.368% due 05/29/2008 - 06/26/2008 (c)(e)(f)		60,400	60,109

Total Short-Term Instruments (Cost $163,965)			163,830

PURCHASED OPTIONS (k) 0.5%
(Cost $10,172)			12,169

Total Investments 109.8% (Cost $2,669,248)			$2,634,368

Written Options (l) (0.1%) (Premiums $1,624)			(1,561)

Other Assets and Liabilities (Net) (9.7%)			(233,306)

Net Assets (g) 100.0%			$2,399,501

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Diversified Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $58,926 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $14,390 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $79,388 at a weighted average interest rate of 5.153%. On March 31, 2008, securities valued at $22,207 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $34,940 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	631	$(1,352)
Euro-Bund 10-Year Bond June Futures	Long	06/2008	713	(838)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	8	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	585	(292)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	97	(122)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	836	2,697
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,080	(2,293)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	550	(982)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,136	4,291
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	214	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	444	1,105

				$2,256

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	Buy	(0.560%	)	03/20/2017	BOA		$5,000	$229
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		2,500	133
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.300%	)	12/20/2017	RBS		2,500	145
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	BCLY		2,800	16
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	DUB		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.950%		03/20/2013	LEH		2,700	15
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.975%		03/20/2013	RBS		5,400	36
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	BCLY		2,000	10
Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	BCLY		4,000	(321)
Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	BCLY		2,000	296
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	UBS		12,000	(406)
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,200	(142)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(1.500%	)	12/20/2017	RBS		5,000	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		1,800	4
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	LEH		4,500	(70)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		3,500	(138)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	MSC		700	(32)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.780%		08/20/2017	LEH		10,000	(273)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		09/20/2017	LEH		1,000	(52)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		2,100	(98)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		1,500	(218)
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		5,000	358
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		3,700	(182)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.710%		09/20/2012	CSFB		5,650	(150)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		12,000	(699)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		7,300	(423)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	1,700	(295)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		1,500	(242)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS		$1,000	(23)
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA		5,000	(3)
CSX Corp. 5.60% due 05/01/2017	Buy	(0.880%	)	06/20/2017	UBS		5,000	131
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	CITI		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	JPM		4,000	(457)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.000%		09/20/2012	MLP		4,000	(457)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	3,900	(105)

36	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS	EUR	3,900	$(104)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%		06/20/2012	MSC		$5,950	(238)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	BOA		1,800	(71)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.600%		12/20/2012	CSFB		1,000	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	DUB		2,000	(261)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP		1,300	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	BEAR		4,000	(603)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	GSC		9,000	(1,713)
GMAC LLC 6.875% due 08/28/2012	Sell	6.550%		09/20/2012	BEAR		4,700	(762)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	GSC		4,200	(634)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	MLP		8,000	(1,208)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		4,000	(184)
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.227%	)	03/20/2018	BOA		5,000	956
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		5,500	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	RBS		5,000	(108)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	LEH		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		3,000	(51)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS		700	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		3,000	(97)
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	MSC		5,000	(206)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.540%	)	12/20/2017	DUB		4,000	156
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.500%	)	12/20/2017	BNP		1,000	42
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		12,000	(431)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		5,600	(203)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		4,000	9
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.786%	)	12/20/2017	BOA		5,000	373
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		2,700	41
Kraft Foods, Inc. 6.500% due 08/11/2017	Buy	(0.590%	)	09/20/2017	DUB		2,000	105
Kroger Co. 7.000% due 05/01/2018	Buy	(0.550%	)	06/20/2018	JPM		5,000	122
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(2.410%	)	09/20/2017	GSC		2,000	134
Marks & Spencer PLC 6.250% due 12/01/2017	Buy	(0.950%	)	12/20/2017	RBS		5,000	420
Masco Corp. 6.125% due 10/03/2016	Buy	(0.915%	)	12/20/2016	CSFB		5,000	546
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		5,000	162
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		4,000	166
Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	MSC		900	9
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	MSC		530	19
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	MSC		120	5
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	LEH		9,200	(23)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	GSC		210	8
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM		650	(24)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS		500	(28)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC		7,900	(10)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB		11,000	(13)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC		33,800	35
Multiple Reference Entities of Gazprom	Sell	1.490%		09/20/2017	DUB		5,000	(581)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,800	(95)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC		600	14
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	BCLY		11,500	(18)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	BCLY		3,900	(86)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.000%		09/20/2017	DUB		5,000	(248)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%		06/20/2013	UBS		3,800	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		300	(9)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		4,500	(114)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,000	(25)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,000	(23)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI		5,200	(405)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		500	(68)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC		3,000	(172)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		3,900	(191)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB		1,400	(80)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%		08/19/2013	JPM		200	17
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%		09/04/2013	GSC		810	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%		09/05/2013	GSC		350	26
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%		09/17/2013	GSC		200	13
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP		4,500	207
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		4,500	(1,067)
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		5,000	1,177
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	3,900	(293)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		3,900	(292)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$9,200	176
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		440	(6)
Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus .100% due 01/11/2010	Buy	(0.090%	)	03/20/2010	MSC		15,000	286
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.830%	)	12/20/2016	JPM		5,000	421

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	$2,000	$(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	JPM	5,000	(213)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	11,700	(405)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%		05/20/2012	MSC	5,400	(249)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	3,000	(136)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB	3,000	(83)
Viacom, Inc. 6.250% due 04/30/2016	Buy	(0.900%	)	06/20/2016	MSC	5,000	304
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	3,100	(23)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP	17,200	(1,051)
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.820%	)	03/20/2018	DUB	5,000	72

							$(11,271)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC		$16,000	$1,064
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY		2,000	18
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	LEH		44,200	40
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC		5,000	36
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB		8,500	(246)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY		2,000	(8)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH		54,000	(366)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI		8,943	(360)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012	BOA		1,500	(169)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY		13,959	275
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BOA		27,522	198
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH		11,286	166
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP		29,898	(19)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	RBS		26,235	129
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP		2,800	(11)
Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	LEH		1,500	(44)
Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	GSC		15,000	(430)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	DUB		17,000	(668)
Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	MSC		1,000	(38)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC		1,100	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB		5,300	48
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC		1,800	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB		1,800	17
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB		900	8
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC		14,000	132
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	MSC		1,000	9
Dow Jones CDX N.A. IG9 Index	Sell	1.120%	12/20/2012	JPM		4,800	41
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB		12,300	128
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB		7,400	84
Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010	MSC	EUR	43,600	(1,255)
Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011	MSC		2,500	(92)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	DUB		3,000	(483)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%	06/20/2012	LEH		26,000	(4,124)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	DUB		4,900	(372)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	JPM		6,975	(535)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CITI		$9,000	(5,192)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	CITI		9,500	(7,226)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	GSC		9,000	(6,851)
Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	UBS		9,500	(7,222)

							$(33,292)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$761,400	$17,270
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		3,100	(183)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		5,200	107
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		32,200	(1,028)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		5,600	(160)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		18,400	(373)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	196,650	(460)

38	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC	ZAR	173,050	$(440)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	23,000	(459)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		56,400	(1,000)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		8,000	(175)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,000	(66)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		6,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,500	(54)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		2,500	(56)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		3,200	(71)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		14,800	(359)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	(507)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		6,800	(96)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		26,800	(106)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	40,200	(2,273)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		11,700	134
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	95
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	3,650,000	488
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		3,300,000	1,376
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	96,600	(1,361)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	82,700	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.910%	07/26/2016	JPM		45,000	296
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		52,500	301
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		52,500	304
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		262,000	1,666
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		14,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		34,000	52

							$12,829

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$138.000	05/23/2008	244	$4	$4

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$11,000	$461	$175
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	11,000	461	1,136
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,565	2,763
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	87,000	4,681	8,091

				$10,168	$12,165

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	854	$865	$1,374
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	854	759	187

				$1,624	$1,561

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$9,917	$9,087	0.38%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$102,500	$103,118	$105,014
U.S. Treasury Notes	3.250%	12/31/2009	77,200	79,204	80,298
U.S. Treasury Notes	3.625%	12/31/2012	5,900	6,182	6,301

				$188,504	$191,613

(2)	Market value includes $971 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  Diversified Income Fund  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,824	04/2008	$0	$(16)	$(16)
Buy	BRL	12,991	07/2008	512	(4)	508
Sell		75,249	07/2008	312	(1,107)	(795)
Sell		115,215	12/2008	217	(760)	(543)
Sell	CAD	6,060	04/2008	182	0	182
Buy	CLP	2,512,709	07/2008	651	0	651
Buy		2,433,405	12/2008	461	0	461
Buy	CNY	264,403	07/2008	1,862	0	1,862
Sell		264,403	07/2008	0	(1,000)	(1,000)
Buy		315,516	10/2008	1,851	0	1,851
Sell		315,516	10/2008	0	(1,706)	(1,706)
Sell	COP	11,650,228	12/2008	0	(10)	(10)
Buy	CZK	8,181	12/2008	55	0	55
Sell	EUR	154,503	04/2008	0	(2,972)	(2,972)
Sell	GBP	37,593	04/2008	0	(196)	(196)
Buy	HKD	314	07/2008	0	0	0
Buy	HUF	2,137	05/2008	0	0	0
Buy	IDR	252,005,122	05/2008	17	(299)	(282)
Buy	ILS	888	11/2008	25	0	25
Buy	INR	24,380	05/2008	19	0	19
Sell		24,380	05/2008	2	0	2
Buy	JPY	1,338,006	05/2008	297	0	297
Sell		6,114,284	05/2008	1,010	0	1,010
Buy	KRW	2,779,520	05/2008	0	(175)	(175)
Buy		14,567,748	08/2008	0	(1,274)	(1,274)
Buy	MXN	241,920	07/2008	799	0	799
Sell		573,405	07/2008	0	(1,242)	(1,242)
Buy	MYR	113,169	08/2008	196	0	196
Buy	PHP	1,361,841	08/2008	0	(1,378)	(1,378)
Buy	PLN	34,552	07/2008	2,505	0	2,505
Sell		28,376	07/2008	0	(986)	(986)
Sell	RON	50,756	01/2009	0	(1,375)	(1,375)
Buy	RUB	632,712	07/2008	1,488	0	1,488
Sell		137,435	07/2008	0	(412)	(412)
Buy		747,118	11/2008	1,048	0	1,048
Buy	SGD	3,857	05/2008	222	0	222
Buy		38,427	08/2008	835	0	835
Buy		5,024	11/2008	98	0	98
Buy	SKK	10,523	07/2008	42	0	42
Buy	TRY	824	12/2008	0	(76)	(76)
Buy	ZAR	125,208	07/2008	0	(2,857)	(2,857)
Sell		28,346	07/2008	362	0	362
Sell		87,366	12/2008	690	0	690

				$15,758	$(17,845)	$(2,087)

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 15.8%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	373,512	$192,988
10.000% due 01/01/2017		151,590	72,130

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		3,500	3,056

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	207

Total Brazil (Cost $261,162)			268,381

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$5,000	4,912

Total Canada (Cost $4,970)			4,912

COLOMBIA 4.1%

Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	15,626
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	40,023

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	14,523

Total Colombia (Cost $74,567)			70,173

CZECH REPUBLIC 7.3%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	23,092
3.700% due 06/16/2013		2,400	144
3.750% due 09/12/2020		36,000	2,006
4.700% due 09/12/2022		70,000	4,185
6.400% due 04/14/2010		1,448,000	94,367

Total Czech Republic (Cost $96,650)			123,794

EGYPT 0.7%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	11,320

Total Egypt (Cost $10,491)			11,320

HUNGARY 4.3%

Hungary Government Bond
5.500% due 02/12/2014	HUF	9,868,240	50,089
5.500% due 02/12/2016		4,701,000	23,173

Total Hungary (Cost $74,527)			73,262

MEXICO 7.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	8,186
9.000% due 01/15/2016		35,000	3,473

Mexican Bonos
7.250% due 12/15/2016		297,300	27,664
7.500% due 06/03/2027		29,000	2,683
7.750% due 12/14/2017		42	402
8.000% due 12/17/2015		773,730	75,176

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		35,000	3,397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	$93
9.125% due 02/01/2017		50	42

Total Mexico (Cost $116,872)			121,116

PERU 1.9%

Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,904
9.910% due 05/05/2015		70,634	31,371

Total Peru (Cost $30,419)			33,275

POLAND 7.2%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	136
4.750% due 04/25/2012		109,290	46,645
5.750% due 03/24/2010		101,580	45,156
5.750% due 09/23/2022		69,092	30,419

Total Poland (Cost $100,969)			122,356

RUSSIA 1.2%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	20,655

Total Russia (Cost $20,710)			20,655

SLOVAKIA 0.1%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,951

Total Slovakia (Cost $1,543)			1,951

SOUTH AFRICA 0.7%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,745
8.000% due 12/21/2018		25,000	2,841
10.000% due 02/28/2009		10,000	1,227

Total South Africa (Cost $14,063)			11,813

SWITZERLAND 0.3%

UBS AG
3.838% due 07/23/2009		$5,000	4,876

Total Switzerland (Cost $4,990)			4,876

TURKEY 4.9%

Turkey Government Bond
0.000% due 08/13/2008	TRY	630	445
0.000% due 11/26/2008		11,160	7,502
14.000% due 01/19/2011		106,713	72,307
15.000% due 02/10/2010		1,055	754
16.000% due 03/07/2012		2,900	2,049

Total Turkey (Cost $85,544)			83,057

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.4%

Ukraine Government International Bond
6.391% due 08/05/2009	$7,000	$7,148

Total Ukraine (Cost $7,127)		7,148

UNITED KINGDOM 0.2%

AstraZeneca PLC
3.239% due 09/11/2009	$4,000	3,978

Total United Kingdom (Cost $3,991)		3,978

UNITED STATES 10.1%

ASSET-BACKED SECURITIES 1.1%

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	1,633

Countrywide Asset-Backed Certificates
2.649% due 03/25/2037	1,477	1,418
2.699% due 05/25/2047	645	607
2.699% due 09/25/2047	3,071	2,912

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	1,810	1,709

JPMorgan Mortgage Acquisition Corp.
2.659% due 05/25/2037	1,532	1,459

Long Beach Mortgage Loan Trust
2.659% due 12/25/2036	132	125

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	2,617	2,475
2.679% due 05/25/2037	2,208	2,063

Morgan Stanley ABS Capital I
2.659% due 05/25/2037	5,027	4,814

		19,215

CORPORATE BONDS & NOTES 7.8%

American Honda Finance Corp.
3.146% due 02/09/2010	1,500	1,499

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,000	3,926

Bank of America Corp.
3.240% due 08/13/2010	8,000	7,895
8.000% due 12/29/2049	10,000	10,032

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	2,000	1,901

CIT Group, Inc.
3.100% due 06/08/2009	2,000	1,657

Citigroup, Inc.
2.701% due 12/28/2009	8,000	7,835

Comcast Corp.
4.677% due 07/14/2009	2,900	2,823

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	4,000	3,990

Ford Motor Co.
7.250% due 10/01/2008	10,000	9,825

General Electric Capital Corp.
3.334% due 04/28/2011	6,500	6,382

GMAC LLC
5.125% due 05/09/2008	10,000	9,942

Goldman Sachs Group, Inc.
2.971% due 06/28/2010	8,000	7,799

John Deere Capital Corp.
4.698% due 01/18/2011	4,000	3,994

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
4.168% due 01/17/2011	$8,000	$7,834

Kraft Foods, Inc.
3.596% due 08/11/2010	3,000	2,879

Lehman Brothers Holdings, Inc.
3.984% due 10/22/2008	4,000	3,896

Metropolitan Life Global Funding I
3.110% due 05/17/2010	4,000	3,919

Morgan Stanley
3.262% due 05/07/2010	6,000	5,712
4.348% due 01/15/2010	2,000	1,913

Oracle Corp.
3.128% due 05/14/2010	3,000	2,970

Pemex Project Funding Master Trust
4.100% due 06/15/2010	18,019	18,064

SLM Corp.
3.491% due 07/26/2010	2,000	1,576

Wachovia Bank N.A.
2.640% due 08/10/2009	2,000	1,975

Wachovia Corp.
7.980% due 02/28/2049	2,400	2,365

		132,603

MORTGAGE-BACKED SECURITIES 0.8%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,390	2,702

BCAP LLC Trust
2.769% due 01/25/2037	1,642	1,159

Downey Savings & Loan Association Mortgage Loan Trust
6.713% due 07/19/2044	1,367	1,235

Harborview Mortgage Loan Trust
3.059% due 02/19/2034	1,817	1,477

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,965	2,649

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,034	2,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
6.542% due 12/19/2039		$2,002	$2,072

			13,297

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
5.500% due 06/01/2037 - 04/01/2038		6,941	7,009

			7,009

Total United States (Cost $170,282)			172,124

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	104,917	5,602

Total Uruguay (Cost $4,950)			5,602

SHORT-TERM INSTRUMENTS 29.8%

COMMERCIAL PAPER 20.8%

Bank of America Corp.
2.950% due 04/07/2008		$2,600	2,599

Barclays U.S. Funding Corp.
3.005% due 05/07/2008		5,700	5,683
3.025% due 05/20/2008		2,500	2,490
3.125% due 04/23/2008		33,200	33,137

DnB NOR Bank ASA
3.110% due 05/02/2008		34,100	34,009

Federal Home Loan Bank
1.500% due 04/01/2008		14,700	14,700

Fortis Funding LLC
3.010% due 05/13/2008		25,100	25,012

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008		37,500	37,342
3.040% due 05/21/2008		16,000	15,932
3.160% due 05/02/2008		25,600	25,530

Societe General N.A.
2.770% due 06/16/2008		44,300	44,041

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Finance Delaware LLC
2.940% due 06/06/2008		$1,100	$1,094
2.985% due 05/01/2008		32,600	32,519
3.020% due 04/30/2008		1,600	1,596
3.040% due 06/02/2008		2,700	2,687

Unicredito Italiano SpA
3.015% due 05/21/2008		7,300	7,269
3.220% due 04/29/2008		34,100	34,015

Westpac Banking Corp.
3.070% due 05/06/2008		34,800	34,696

			354,351

REPURCHASE AGREEMENTS 0.5%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008		7,000	7,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $7,174. Repurchase proceeds are $7,000.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008		1,152	1,152
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $1,177. Repurchase proceeds are $1,152.)

			8,152

EGYPT TREASURY BILLS 0.1%
9.000% due 04/01/2008	EGP	4,725	867

U.S. TREASURY BILLS 8.4%
0.624% due 04/17/2008 - 07/24/2008 (a)(c)		$143,900	143,657

Total Short-Term Instruments (Cost $507,117)			507,027

Total Investments 96.7% (Cost $1,590,944)			$1,646,820

Other Assets and Liabilities (Net) 3.3%			56,013

Net Assets (d) 100.0%			$1,702,833

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio derivative instruments with an aggregate depreciation of ($1,493) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $610 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2008	413	$(750)

(f)	Swap agreements outstanding on March 31, 2008:

Asset Swaps
Counterparty	Pay Floating Rate	Underlying Asset	Receive	Notional Amount	Unrealized Appreciation/ (Depreciation)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	$20,637	$(2,587)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	8,017	(106)
BCLY	6-Month USD-LIBOR	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	67,470	(2,787)
BCLY	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	61,746	5,699
CITI	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	30,052	1,608
DUB	6-Month USD-LIBOR	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	40,660	(2,704)
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	401	38
DUB	6-Month USD-LIBOR	Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	7,411	475

					$(364)

42	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	130,449	$(344)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		130,450	(345)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	MSC		416,700	(870)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	BCLY		650,100	(1,996)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.155%	10/19/2014	HSBC		172,000	(1,040)
Pay	6-Month CZK-LIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	(128)
Pay	6-Month CZK-LIBOR	3.340%	01/10/2012	CITI		156,120	(283)
Pay	6-Month CZK-LIBOR	3.340%	02/23/2012	BCLY		40,000	(73)
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	BCLY		960,000	57
Pay	6-Month CZK-LIBOR	4.270%	03/11/2015	CITI		412,000	20
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/12/2018	CITI	HUF	1,807,850	(62)
Receive	6-Month Hungarian Forint Bank Bill	7.900%	03/18/2018	MSC		993,850	(74)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	BCLY	PLN	335,000	(489)
Pay	6-Month PLN-LIBOR	6.100%	01/11/2010	JPM		155,000	(218)
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI		235,000	(305)
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.150%	01/03/2012	BCLY	SKK	15,550	1
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.160%	01/10/2012	CITI		63,000	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.180%	03/02/2012	BCLY		223,000	0
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.580%	07/31/2012	BCLY		920	2
Pay	6-Month SKK-Bratislava Interbank Bid Offered Rates	4.100%	03/14/2015	BCLY		412,000	(124)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC	MXN	2,382,000	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		206,000	287
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		328,580	465
Pay	BRL-CDI-Compounded	12.000%	01/02/2009	UBS	BRL	314,000	(184)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		150,000	(454)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		28,700	(855)

							$(6,982)

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$8	$0	$8
Sell	ARS	92,988	08/2008	0	(85)	(85)
Buy	BRL	26,192	07/2008	1,339	0	1,339
Sell		264,622	07/2008	584	(3,835)	(3,251)
Buy		43,883	12/2008	27	(782)	(755)
Sell		23,687	12/2008	409	0	409
Buy	CLP	18,782,347	07/2008	4,053	(4)	4,049
Sell		1,029,796	07/2008	0	(324)	(324)
Buy		11,275,080	12/2008	1,982	0	1,982
Sell		2,378,590	12/2008	0	(458)	(458)
Buy		1,581,269	11/2010	474	0	474
Buy	CNY	41,475	07/2008	375	0	375
Sell		41,475	07/2008	0	(280)	(280)
Buy		5,637	10/2008	22	0	22
Sell		5,637	10/2008	0	(21)	(21)
Buy		7,337	03/2009	0	(1)	(1)
Buy	COP	22,682,244	12/2008	139	(22)	117
Sell		127,754,000	12/2008	0	(4,380)	(4,380)
Buy	CZK	193,504	07/2008	1,100	(1)	1,099
Sell		180,692	07/2008	0	(974)	(974)
Buy		714,081	12/2008	2,068	0	2,068
Sell		105,918	12/2008	0	(254)	(254)
Sell	EUR	650	04/2008	0	(12)	(12)
Sell	GBP	2,267	04/2008	0	(2)	(2)
Buy	HKD	73,637	05/2008	3	0	3
Buy	HUF	10,840,616	07/2008	3,014	(30)	2,984
Sell		5,323,998	07/2008	0	(1,494)	(1,494)
Buy	IDR	418,147,395	05/2008	272	(350)	(78)
Sell		329,864,000	05/2008	101	(660)	(559)
Sell	ILS	53,093	11/2008	209	(226)	(17)
Buy	INR	23,178	08/2008	0	(4)	(4)
Sell	JPY	512,119	05/2008	10	(4)	6
Buy	KWD	1,186	05/2008	344	0	344
Buy	MXN	955,803	07/2008	1,982	(2)	1,980
Sell		398,962	07/2008	0	(940)	(940)
Buy	MYR	241,862	05/2008	4,154	(29)	4,125
Sell		195,218	05/2008	37	(2,488)	(2,451)
Buy		227,267	08/2008	3,399	(103)	3,296
Sell		52,565	08/2008	1	(421)	(420)
Buy	PEN	7,302	07/2008	116	0	116

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	1,438,193	08/2008	$0	$(964)	$(964)
Buy	PLN	260,524	07/2008	11,907	(2)	11,905
Sell		64,065	07/2008	0	(3,488)	(3,488)
Buy	RON	2,182	11/2008	78	0	78
Sell		139,882	11/2008	0	(1,805)	(1,805)
Buy	RUB	1,042,253	07/2008	2,643	0	2,643
Sell		183,446	07/2008	0	(340)	(340)
Buy		1,259,994	11/2008	1,168	(2)	1,166
Buy	SAR	15,472	05/2008	3	0	3
Buy	SGD	40,043	08/2008	478	0	478
Buy		7,955	11/2008	88	0	88
Buy	SKK	1,038,119	07/2008	3,450	(2)	3,448
Sell		112,148	07/2008	0	(429)	(429)
Buy		279,175	10/2008	450	0	450
Buy	TRY	110,939	12/2008	2	(6,667)	(6,665)
Sell		36,044	12/2008	3,341	0	3,341
Buy	TWD	34,065	09/2008	0	0	0
Buy	ZAR	1,001,166	07/2008	2	(9,867)	(9,865)
Sell		130,848	07/2008	2,539	0	2,539
Buy		530,525	12/2008	0	(2,934)	(2,934)

				$52,371	$(44,686)	$7,685

44	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.7%

Argentina Bonos
3.092% due 08/03/2012		$107,330	$56,964

Total Argentina (Cost $61,637)			56,964

BERMUDA 0.2%

BW Group Ltd.
6.625% due 06/28/2017		$5,730	5,722

Total Bermuda (Cost $5,701)			5,722

BRAZIL 13.5%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	6,000	5,212

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		166,828	86,176
10.000% due 01/01/2017		122,425	58,259

Brazilian Government International Bond
7.125% due 01/20/2037		$2,105	2,275
7.875% due 03/07/2015		3,709	4,201
8.250% due 01/20/2034		41,080	49,193
8.750% due 02/04/2025		17,175	21,082
8.875% due 10/14/2019		15,476	19,152
8.875% due 04/15/2024		19,685	24,451
10.125% due 05/15/2027		36,100	49,728
10.250% due 01/10/2028	BRL	6,100	3,254
10.500% due 07/14/2014		$874	1,112
12.500% due 01/05/2016	BRL	2,000	1,230
12.750% due 01/15/2020		$3,750	5,822

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	6,600	5,760

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,110

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,304

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,199

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,120

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,800

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	36,126

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,467
8.800% due 01/30/2017		3,600	3,762

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,680

Vale Overseas Ltd.
6.250% due 01/11/2016		700	702
6.250% due 01/23/2017		6,200	6,208
6.875% due 11/21/2036		11,640	11,418
8.250% due 01/17/2034		750	841

Total Brazil (Cost $401,767)			446,644

CHILE 0.8%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,064

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,189

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,367
6.150% due 10/24/2036		7,300	7,435

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		$5,800	$6,689

Enersis S.A.
7.375% due 01/15/2014		1,098	1,213
7.400% due 12/01/2016		1,850	2,003

Total Chile (Cost $27,511)			27,960

CHINA 0.6%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,888

Export-Import Bank of China
5.250% due 07/29/2014		9,958	10,256

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,558

Total China (Cost $19,057)			18,702

COLOMBIA 4.4%

Colombia Government International Bond
7.375% due 01/27/2017		$33,600	37,246
7.375% due 09/18/2037		15,640	16,813
8.250% due 12/22/2014		32,030	37,315
9.850% due 06/28/2027	COP	600,000	295
10.000% due 01/23/2012		$10	12
10.375% due 01/28/2033		1,850	2,682
10.750% due 01/15/2013		25,535	31,689
11.750% due 02/25/2020		3,047	4,509
12.000% due 10/22/2015	COP	25,375,000	14,493

Total Colombia (Cost $140,471)			145,054

EGYPT 0.2%

Petroleum Export Ltd.
5.265% due 06/15/2011		$6,211	6,244

Total Egypt (Cost $6,128)			6,244

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,945

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,012

Total El Salvador (Cost $14,889)			14,957

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,794
10.250% due 11/08/2011		771	897

Total Guatemala (Cost $9,482)			9,691

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	8,063

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,615

Vedanta Resources PLC
6.625% due 02/22/2010		7,400	7,284

Total India (Cost $18,258)			17,962

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 1.9%

Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	$22,053

Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,168
7.250% due 06/28/2017		10,600	10,100
7.750% due 10/17/2016		950	941
7.875% due 06/29/2037		23,600	21,712

Total Indonesia (Cost $64,173)			62,974

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	7,962
6.875% due 11/04/2011		2,980	2,868

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		20,795	20,066

Total Kazakhstan (Cost $32,682)			30,896

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	21,364
7.750% due 08/15/2015		1,690	2,031

Petronas Capital Ltd.
7.000% due 05/22/2012		100	112
7.875% due 05/22/2022		3,000	3,800

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,322

Total Malaysia (Cost $34,070)			35,629

MEXICO 6.2%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	14,643
5.625% due 11/15/2017		8,400	8,349
5.750% due 01/15/2015		11,700	11,898
8.460% due 12/18/2036	MXN	10,900	1,018

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,074
6.196% due 12/31/2049		4,835	4,780

C8 Capital SPV Ltd.
6.640% due 12/29/2049		13,900	13,048

C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	922
6.722% due 12/31/2049		8,500	7,881

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,270

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	5,562

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,394

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	925
9.375% due 05/01/2012		3,850	3,994

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	29,906

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	28,353
7.500% due 04/08/2033		24,685	29,992
8.000% due 09/24/2022		16,880	21,460

Pemex Finance Ltd.
9.030% due 02/15/2011		36	38

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035		$8,500	$8,841
9.375% due 12/02/2008		253	264

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	990
8.750% due 01/31/2016	MXN	10,000	971

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,637
9.125% due 02/01/2017		1,950	1,628

Total Mexico (Cost $198,383)			203,838

PANAMA 3.1%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,791

Panama Government International Bond
6.700% due 01/26/2036		16,008	16,368
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	132
8.875% due 09/30/2027		8,350	10,688
9.375% due 07/23/2012		18,523	21,765
9.625% due 02/08/2011		17,969	20,592

Total Panama (Cost $98,472)			102,667

PERU 0.6%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,151
8.375% due 05/03/2016		3,312	3,961
8.750% due 11/21/2033		4,795	6,258

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,019
7.500% due 07/27/2035		6,500	6,699

Total Peru (Cost $18,537)			20,088

PHILIPPINES 0.8%

Philippine Government International Bond
6.375% due 01/15/2032		$2,400	2,328
7.750% due 01/14/2031		10,000	11,212
8.250% due 01/15/2014		2,300	2,645
8.375% due 02/15/2011		3,800	4,180
9.875% due 01/15/2019		2,320	2,975
10.625% due 03/16/2025		2,400	3,360

Total Philippines (Cost $26,769)			26,700

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$265	266

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,628

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	995
5.838% due 09/30/2027		470	429

Total Qatar (Cost $10,073)			10,318

RUSSIA 16.8%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$170,810	192,691

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	$10,713
6.212% due 11/22/2016		$18,200	16,880
6.510% due 03/07/2022		36,300	33,049
7.288% due 08/16/2037		26,400	24,218
8.625% due 04/28/2034		28,590	32,664

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,189

Gazprom International S.A.
7.201% due 02/01/2020		25,721	26,194

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	4,919

Lukoil Finance Ltd.
3.404% due 12/29/2008		4,830	4,818

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,570
8.375% due 10/14/2010		1,000	1,042

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	15,009
7.175% due 05/16/2013		6,400	6,536

Russia Government International Bond
7.500% due 03/31/2030		57,020	65,759
8.250% due 03/31/2010		4,444	4,708
11.000% due 07/24/2018		2,700	3,933
12.750% due 06/24/2028		13,275	23,980

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,052

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,681
6.625% due 03/20/2017		31,000	26,892
6.875% due 07/18/2011		4,000	3,905
7.500% due 07/18/2016		11,850	11,198

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,531

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,975
8.375% due 10/22/2011		450	466

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,002

VTB Capital S.A.
3.839% due 08/01/2008		5,000	4,950
6.609% due 10/31/2012		11,300	11,038
7.500% due 10/12/2011		3,000	3,059

Total Russia (Cost $563,153)			555,600

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,433
5.875% due 05/30/2022		$5,690	5,366
6.500% due 06/02/2014		14,500	15,135
7.375% due 04/25/2012		5,580	6,054

Total South Africa (Cost $40,862)			44,988

SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	2,873

Total South Korea (Cost $2,796)			2,873

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWITZERLAND 0.3%

UBS AG
5.875% due 12/20/2017		$8,880	$9,100

Total Switzerland (Cost $8,870)			9,100

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,926

Total Trinidad And Tobago (Cost $10,059)			9,926

TUNISIA 0.8%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	7,414
4.750% due 04/07/2011		450	697
7.375% due 04/25/2012		$16,022	17,384
8.250% due 09/19/2027		1,680	2,058

Total Tunisia (Cost $26,046)			27,553

UKRAINE 2.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,362
6.385% due 06/26/2012		$2,550	2,587
6.391% due 08/05/2009		13,150	13,429
6.580% due 11/21/2016		350	349
6.875% due 03/04/2011		30,850	31,930
7.650% due 06/11/2013		13,985	14,894

Total Ukraine (Cost $64,053)			65,551

UNITED KINGDOM 0.0%

Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,228

Total United Kingdom (Cost $1,251)			1,228

UNITED STATES 26.3%

CORPORATE BONDS & NOTES 4.7%

Bank of America Corp.
8.000% due 12/29/2049		$25,000	25,081

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		20,000	20,036

Citigroup Capital XXI
8.300% due 12/21/2057		13,540	13,381

Citigroup, Inc.
6.125% due 11/21/2017		13,000	13,014

General Electric Capital Corp.
5.875% due 01/14/2038		21,100	20,407

Goldman Sachs Group, Inc.
5.950% due 01/18/2018		8,000	7,942
6.750% due 10/01/2037		21,125	19,713

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		12,000	11,685

Morgan Stanley
5.950% due 12/28/2017		26,100	25,289

			156,548

46	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 04/01/2038 - 05/01/2038		$98,700	$97,496
5.500% due 12/01/2033 - 04/01/2038		390,053	392,054
6.000% due 02/01/2036 - 04/01/2038		191,932	196,794

Freddie Mac
5.500% due 09/01/2037 - 04/01/2038		27,816	28,119

			714,463

Total United States (Cost $863,923)			871,011

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	56,800	2,578
5.000% due 09/14/2018 (b)		79,123	4,225
8.000% due 11/18/2022		$16,398	17,627
9.250% due 05/17/2017		3,900	4,631

Total Uruguay (Cost $27,912)			29,061

VENEZUELA 3.7%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,360	15,382
5.375% due 04/12/2027		12,000	6,930

Venezuela Government International Bond
4.894% due 04/20/2011		4,190	3,583
5.375% due 08/07/2010		24,750	22,857
6.000% due 12/09/2020		43,700	31,136
7.000% due 12/01/2018		5,000	4,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.650% due 04/21/2025	$5,315	$4,279
9.375% due 01/13/2034	11,200	10,332
10.750% due 09/19/2013	21,925	22,418

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4	131

Total Venezuela (Cost $141,232)		121,085

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,332
6.875% due 01/15/2016	1,000	1,057

Total Vietnam (Cost $5,252)		5,389

SHORT-TERM INSTRUMENTS 10.2%

COMMERCIAL PAPER 5.8%

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	$88,500	88,135

UBS Finance Delaware LLC
2.940% due 06/06/2008	86,700	86,233
3.020% due 04/30/2008	2,000	1,995

Unicredito Italiano SpA
2.990% due 05/14/2008	15,500	15,445

		191,808

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$5,000	$5,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $5,124. Repurchase proceeds are $5,000.)

Deutsche Bank AG
1.200% due 04/01/2008	59,000	59,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $60,182. Repurchase proceeds are $59,002.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	3,530	3,530
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,601. Repurchase proceeds are $3,530.)

		67,530

U.S. TREASURY BILLS 2.3%
1.158% due 04/17/2008 - 07/24/2008 (a)(c)	77,550	77,378

Total Short-Term Instruments (Cost $336,716)		336,716

Total Investments 100.5% (Cost $3,280,185)		$3,323,091

Written Options (g) (0.0%) (Premiums $1,067)		(1,026)

Other Assets and Liabilities (Net) (0.5%)		(15,889)

Net Assets (d) 100.0%		$3,306,176

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $36,660 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($6,224) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $15,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1,591	$(1,337)
90-Day Euribor June Futures	Long	06/2009	1,391	(370)
90-Day Eurodollar December Futures	Long	12/2009	166	31
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,583	11,605
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	214	(339)

				$9,590

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.066%	03/20/2013	CSFB	$16,000	$182
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	6,500	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	BCLY	8,000	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	LEH	2,000	(59)

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	LEH	$870	$12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	16,500	(14)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH	14,000	(551)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%		05/20/2017	LEH	1,000	(74)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.030%		07/20/2017	UBS	3,875	(313)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM	6,600	(957)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	MSC	6,200	3
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	JPM	5,000	(116)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS	3,000	(68)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.780%		07/20/2012	BCLY	4,500	(189)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.790%		07/20/2012	BCLY	2,000	(83)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	2.330%		08/20/2017	LEH	9,000	(66)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	4,000	174
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BOA	3,000	131
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS	7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	CITI	4,550	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	DUB	2,650	(43)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	CITI	6,200	(93)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	RBS	8,000	(109)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	RBS	14,900	(413)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS	3,100	(81)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	2,000	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	CITI	1,300	(45)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	RBS	16,575	(509)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%		12/20/2016	RBS	2,000	(50)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH	16,500	83
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC	2,800	43
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	BCLY	10,000	627
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	DUB	2,000	125
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	2,700	(154)
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	25,000	(33)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	20,000	(24)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC	46,000	48
Multiple Reference Entities of Gazprom	Sell	1.040%		10/20/2011	MSC	3,500	(177)
Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	MSC	9,000	(865)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	6,350	51
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	LEH	9,800	15
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	LEH	3,500	81
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	BCLY	5,000	113
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	MSC	3,000	68
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	LEH	5,600	(33)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	26,250	(709)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	LEH	7,500	(155)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	BCLY	10,510	(198)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	MSC	1,900	(36)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%		09/20/2012	UBS	7,960	(143)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY	5,500	(70)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.250%		09/20/2012	BCLY	6,500	3
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.500%		12/20/2012	MSC	20,000	(680)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.950%		03/20/2013	CITI	30,000	(554)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.000%		03/20/2013	CITI	18,550	(302)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.140%		03/20/2013	CITI	8,000	(81)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.320%		03/20/2013	BCLY	35,000	(80)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	CITI	9,600	(14)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	DUB	13,700	(19)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%		03/20/2013	CITI	17,000	6
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC	6,200	(182)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY	1,250	(31)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY	1,250	(29)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI	24,100	(1,877)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%		03/20/2018	CITI	21,300	(238)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.860%		03/20/2018	MSC	5,000	(13)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	GSC	5,000	(307)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC	13,000	(745)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB	6,900	(392)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	1,350	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	LEH	3,700	205
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%		08/24/2014	ABN	8,125	683
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%		04/20/2009	HSBC	4,000	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%		11/20/2010	MSC	15,000	(282)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	MSC	10,000	(127)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	2,000	(76)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	MSC	2,500	(86)

48	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	JPM	$6,000	$(255)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	UBS	6,000	(263)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	CITI	750	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	MSC	5,000	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	LEH	14,000	(635)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.790%	11/20/2012	MSC	20,000	(757)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.030%	11/20/2012	MSC	5,000	(139)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	LEH	3,950	(260)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	5,500	(514)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	UBS	2,000	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.320%	08/20/2017	CITI	5,000	(421)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.580%	11/20/2017	MSC	20,000	(1,231)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	12,000	(334)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	4,600	(19)

						$(15,301)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$16,000	$1,105
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	UBS	25,000	497
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	BCLY	82,210	326
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	GSC	66,000	50
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	LEH	123,200	360
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		12/20/2012	MSC	143,000	167
Dow Jones CDX N.A. EM8 Index	Sell	1.750%		06/20/2013	DUB	39,950	141
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	BCLY	101,000	(432)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	LEH	150,400	(1,070)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%		06/20/2013	MSC	72,000	(132)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	4,700	41
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	21,400	192
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	7,200	66
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	7,200	67
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	3,600	34
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	GSC	58,000	547
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	9,000	(35)

							$1,924

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		$28,300	$737
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,700	136
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		79,900	3,770
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		15,400	(231)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		4,600	84
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		2,700	45
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		20,800	280
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		15,100	309
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	177
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	CITI	PLN	677,000	(1,885)
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC	MXN	69,000	811
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		11,400	65
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		11,400	66
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		178,600	561
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		20,000	127
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		421,500	2,573
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	93,700	27
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		23,700	343
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		37,100	(672)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		60,700	(1,474)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		40,000	(685)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		85,400	(2,690)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		23,000	(170)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		123,000	(902)

							$1,402

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/23/2008	561	$569	$903
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	561	498	123

				$1,067	$1,026

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$85,000	$85,850	$83,260
Fannie Mae	5.500%	04/01/2038	34,300	33,743	34,627
Freddie Mac	5.500%	04/01/2038	22,000	22,199	22,216
U.S. Treasury Notes	3.625%	12/31/2012	26,900	28,186	28,727
U.S. Treasury Notes	4.250%	11/15/2014	8,000	8,664	8,913
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,436	17,340

				$195,078	$195,083

(2)	Market value includes $765 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	18,149	05/2008	$0	$(30)	$(30)
Buy	BRL	73,619	07/2008	4,137	0	4,137
Sell		171,135	07/2008	1,610	(1,709)	(99)
Sell		197,758	12/2008	781	(801)	(20)
Buy	CLP	1,239,857	07/2008	332	0	332
Buy		2,130,616	12/2008	368	0	368
Buy	CNY	2,018	07/2008	13	0	13
Sell		2,018	07/2008	0	(5)	(5)
Buy		115,994	10/2008	680	0	680
Sell		115,994	10/2008	0	(528)	(528)
Buy	COP	16,332,362	12/2008	560	0	560
Buy	CZK	10,334	12/2008	70	0	70
Sell	EUR	34,877	04/2008	0	(671)	(671)
Sell	GBP	47	04/2008	1	0	1
Buy	HKD	388	05/2008	0	0	0
Buy	HUF	443	07/2008	0	0	0
Buy	IDR	130,182,377	05/2008	405	0	405
Sell		47,825,000	05/2008	0	(165)	(165)
Buy	ILS	1,142	11/2008	32	0	32
Sell		1,142	11/2008	0	(7)	(7)
Buy	INR	163,869	05/2008	146	0	146
Buy		9,833	08/2008	0	(3)	(3)
Buy	JPY	637,214	05/2008	142	0	142
Sell		646,923	05/2008	24	0	24
Buy	KRW	8,435,673	05/2008	0	(537)	(537)
Sell		7,572,222	05/2008	328	0	328
Buy		6,787,171	08/2008	0	(401)	(401)
Buy	KWD	1,354	05/2008	115	0	115
Buy	MXN	9,411	07/2008	12	0	12
Sell		243,557	07/2008	0	(620)	(620)
Buy	MYR	32,656	05/2008	589	0	589
Buy		16,206	08/2008	152	0	152
Buy	PHP	535,983	05/2008	58	(36)	22
Buy		108,847	08/2008	0	(88)	(88)
Buy	PLN	8,349	07/2008	535	0	535
Sell		7,807	07/2008	0	(269)	(269)
Buy	RUB	942,383	07/2008	2,414	0	2,414
Sell		168,109	07/2008	0	(504)	(504)
Buy		164,042	11/2008	163	0	163
Buy	SAR	18,635	05/2008	0	(15)	(15)
Buy	SGD	6,394	05/2008	347	0	347
Buy		7,540	08/2008	208	0	208
Buy		4,370	11/2008	85	0	85
Buy	SKK	13,221	07/2008	53	0	53
Buy	ZAR	143,929	07/2008	0	(2,785)	(2,785)
Sell		90,523	12/2008	714	0	714

				$15,074	$(9,174)	$5,900

50	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.4%

AES Corp.
0.750% due 04/30/2010	$4,320	$4,104
7.000% due 04/30/2008	1,000	954
7.190% due 08/10/2011	1,000	954
7.320% due 04/30/2010	1,500	1,425
7.750% due 04/30/2010	9,180	8,755

Allied Waste North America, Inc.
4.060% due 03/28/2014	349	331
4.080% due 03/28/2014	408	386
4.570% due 03/28/2014	747	708
4.590% due 03/28/2014	61	58
4.600% due 03/28/2014	966	915

Appleton Papers, Inc.
5.360% due 05/21/2014	2	2

ARAMARK Corp.
5.198% due 01/26/2014	146	137
6.705% due 01/26/2014	2,403	2,245

Bausch & Lomb, Inc.
7.000% due 10/26/2015	400	389
8.080% due 10/26/2015	1,600	1,557

Biomet, Inc.
7.857% due 03/25/2015	1,496	1,442

Boc Group, Inc.
5.085% due 05/31/2014	6	4

Celanese Corp.
6.229% due 04/02/2014	2,963	2,770

Centennial Communications Corp.
5.085% due 01/20/2011	66	64
6.830% due 02/09/2011	857	824

Community Health Systems, Inc.
4.000% due 07/02/2014	142	131
5.335% due 07/25/2014	2,791	2,578

Cooper-Standard Automotive, Inc.
7.375% due 12/31/2011	1,980	1,799

Covanta Energy Corp.
4.500% due 02/07/2014	1,023	948
4.562% due 02/07/2014	8	8
4.602% due 02/07/2014	1,649	1,529
4.625% due 02/09/2014	1,289	1,194
6.250% due 02/07/2014	1,006	932

CSC Holdings, Inc.
4.750% due 03/30/2013	1,955	1,832

Daimler Finance North America LLC
6.800% due 08/03/2012	2,450	2,038

DaVita, Inc.
4.570% due 10/05/2012	53	50
4.600% due 10/05/2012	176	166
4.630% due 10/05/2012	729	686
5.760% due 10/05/2012	91	85
6.230% due 10/05/2012	508	479
6.730% due 10/05/2012	260	245

Dex Media West LLC
4.410% due 09/09/2010	481	463
4.530% due 09/09/2010	721	694
4.580% due 09/09/2010	962	925
6.330% due 09/09/2010	45	43

Energy Transfer Equity LP
4.878% due 11/01/2012	3,000	2,849

FCI Connectors
6.224% due 03/09/2013	2,403	2,146

Ford Motor Co.
5.800% due 12/15/2013	1,878	1,544

Georgia-Pacific Corp.
4.446% due 12/20/2012	94	87
4.740% due 12/20/2012	2,125	1,974
4.835% due 12/20/2012	81	75

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	$3,000	$2,715

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	1,691	1,327

HCA, Inc.
4.696% due 11/16/2012	10	9
4.946% due 11/16/2013	2,225	2,050

Headwaters, Inc.
4.610% due 04/30/2011	587	537

Health Management Associates, Inc.
6.580% due 02/28/2014	3,897	3,395

HealthSouth Corp.
5.210% due 02/02/2013	4	4

Hercules, Inc.
4.586% due 10/08/2010	393	370

Hertz Corp.
2.599% due 12/21/2012	1	1
4.390% due 12/21/2012	1	1
4.500% due 12/21/2012	1	1

Idearc, Inc.
4.700% due 11/17/2014	3,023	2,432

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,205	1,908
5.385% due 10/07/2014	2,205	2,032

Intelsat Bermuda Ltd.
5.611% due 01/03/2014	1,084	989

Jarden Corp.
6.580% due 01/24/2012	1,273	1,184

Las Vegas Sands Corp.
3.000% due 05/15/2014	665	589
4.450% due 05/23/2014	2,319	2,055

Lukoil Finance Ltd.
3.404% due 12/29/2008	4,830	4,818

Mediacom Communications Corp.
4.350% due 02/28/2014	495	435
4.620% due 02/28/2014	495	429
4.830% due 02/28/2014	495	435
4.880% due 02/28/2014	495	429

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	2,880	2,291

Nortek, Inc.
5.350% due 08/27/2011	1,940	1,681

NRG Energy, Inc.
4.196% due 02/01/2013	684	642
4.346% due 02/01/2013	1,063	997

OAO Rosneft Oil Co.
3.328% due 09/17/2009	3,065	2,988

Orbitz Worldwide, Inc.
6.095% due 07/20/2014	1,492	1,261
7.830% due 07/20/2014	1,500	1,267

PanAmSat Corp.
5.611% due 07/03/2012	693	632
5.611% due 01/03/2014	542	498

Penn National Gaming, Inc.
4.880% due 05/26/2012	855	815
4.990% due 05/26/2012	1,745	1,663
6.580% due 05/26/2012	22	21
6.600% due 05/26/2012	310	295

Reliant Energy, Inc.
2.999% due 06/12/2014	1,600	1,456
2.999% due 06/13/2014	400	364

Renal Advantage, Inc.
5.264% due 10/06/2012	1,950	1,755

Rental Service Corp.
6.400% due 11/21/2013	10	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley Corp.
4.100% due 06/30/2011	$136	$128
4.200% due 06/30/2011	45	42
4.300% due 06/30/2011	521	485
4.500% due 06/30/2011	182	169
4.590% due 09/09/2010	240	224
4.590% due 06/30/2011	62	58
4.600% due 06/30/2011	182	169
4.750% due 06/30/2011	1,144	1,065
5.480% due 09/09/2010	387	373
6.340% due 06/30/2011	83	77
6.460% due 06/30/2011	256	238
6.630% due 09/09/2010	2	1

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	3,901	3,657

SandRidge Energy, Inc.
8.354% due 04/01/2014	4,775	4,465

Shackleton Re Ltd.
10.750% due 08/01/2008	2,000	1,930
11.250% due 08/01/2008	500	482

Smurfit-Stone Container Enterprises, Inc.
5.125% due 11/01/2010	43	41
5.125% due 11/01/2011	241	230
5.393% due 11/01/2010	87	83

Telesat Canada
8.370% due 10/31/2008	4,300	4,106
9.000% due 10/31/2008	5,700	5,443

Thompson Learning, Inc.
5.200% due 06/27/2014	3,990	3,441

Travelport
7.080% due 08/23/2013	2,669	2,340

Tribune Co.
5.542% due 05/30/2014	3,722	2,504

TXU Technology
6.478% due 10/10/2014	825	752
6.596% due 10/10/2014	5,758	5,248

VNU/Nielson Finance LLC
5.346% due 08/09/2013	1,962	1,776

Warner Chilcott Corp.
5.112% due 01/18/2012	291	270
5.122% due 01/18/2012	87	82
6.830% due 01/18/2012	799	742

Wimar Landco LLC
5.521% due 07/03/2008	5,000	4,562

WMG Acquisition Corp.
4.599% due 02/28/2011	175	158
5.092% due 02/28/2011	417	377
5.122% due 02/28/2011	925	835
5.718% due 02/28/2011	274	248
5.894% due 02/28/2011	139	126

Xerium Technologies, Inc.
7.580% due 05/18/2012	1,335	1,138

Total Bank Loan Obligations (Cost $161,997)		148,369

CORPORATE BONDS & NOTES 46.3%

BANKING & FINANCE 27.9%

American International Group, Inc.
2.599% due 06/23/2008	6,400	6,372
4.061% due 10/18/2011	12,800	11,977

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	503

Banco Santander Chile
3.340% due 12/09/2009	5,500	5,310

Bank of America Corp.
8.000% due 12/29/2049	22,100	22,171

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America N.A.
3.080% due 06/15/2016	$12,000	$10,392

Bear Stearns Cos., Inc.
3.260% due 09/09/2009	1,680	1,613
3.474% due 01/31/2011	7,500	6,885

BHP Billiton Finance Ltd.
2.685% due 03/27/2009	2,500	2,481

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	494

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,400	4,079

Calabash Re Ltd.
13.700% due 01/08/2010	3,000	3,095

CIT Group, Inc.
3.215% due 08/15/2008	2,000	1,846
3.401% due 01/30/2009	14,850	12,927

Colvis Finance Ltd.
8.000% due 02/02/2009	6,700	6,704

DBS Bank Ltd.
3.290% due 05/16/2017	11,000	10,229

DnB NOR Bank ASA
4.447% due 10/13/2009	5,800	5,808

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,336

Ford Motor Credit Co. LLC
5.828% due 01/15/2010	2,500	2,092
7.127% due 01/13/2012	5,000	3,702
7.250% due 10/25/2011	1,265	1,041
8.625% due 11/01/2010	3,875	3,380

Foundation Re II Ltd.
9.820% due 11/26/2010	3,700	3,779

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,102

General Electric Capital Corp.
3.060% due 09/15/2014	450	424
3.250% due 11/21/2011	4,500	4,333
3.274% due 10/26/2009	4,700	4,654
3.351% due 04/30/2009	1,500	1,500
5.250% due 10/19/2012	2,225	2,315

Genworth Global Funding Trusts
2.860% due 02/10/2009	2,400	2,381

GMAC LLC
4.315% due 05/15/2009	1,000	855

Goldman Sachs Group, Inc.
2.689% due 06/23/2009	4,700	4,641
3.186% due 11/10/2008	4,000	3,979
3.276% due 03/02/2010	2,500	2,455
4.178% due 07/23/2009	4,135	4,100
5.046% due 10/07/2011	2,000	1,931

Hexion U.S. Finance Corp.
7.565% due 11/15/2014	3,000	2,820
9.750% due 11/15/2014	2,000	2,155

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	7,631

HSBC Finance Corp.
2.930% due 09/15/2008	8,380	8,301
3.070% due 05/21/2008	6,300	6,303
3.350% due 11/16/2009	7,000	6,683
3.954% due 10/21/2009	6,400	6,179

ICICI Bank Ltd.
4.917% due 01/12/2010	8,500	8,137

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,113

Intergas Finance BV
6.375% due 05/14/2017	7,000	6,125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 11/04/2011	$900	$866

International Lease Finance Corp.
3.312% due 05/24/2010	10,000	9,470
4.658% due 01/15/2010	4,500	4,316
5.059% due 07/11/2011	15,000	13,385

JPMorgan Chase & Co.
4.168% due 01/17/2011	7,000	6,855

Lehman Brothers Holdings, Inc.
3.170% due 11/16/2009	7,000	6,683
3.938% due 01/23/2009	4,400	4,225

Longpoint Re Ltd.
8.050% due 05/08/2010	3,100	3,143

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	2,500	2,631
10.375% due 10/15/2017 (b)	2,250	2,346
11.625% due 10/15/2017	4,850	4,874

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (l)	15,800	14,357

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	4,900	4,867
3.341% due 01/30/2009	4,900	4,841
3.888% due 10/23/2008	4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010	2,650	2,596

Morgan Stanley
3.206% due 02/09/2009	4,500	4,450
3.212% due 05/07/2009	7,500	7,377
4.201% due 01/18/2011	5,000	4,672
4.538% due 01/15/2010	3,500	3,425
5.950% due 12/28/2017	2,900	2,810

Mystic Re Ltd.
9.390% due 12/05/2008	2,500	2,479
12.090% due 12/05/2008	1,900	1,882
13.090% due 06/07/2011	1,500	1,549

National Australia Bank Ltd.
2.979% due 09/11/2009	7,400	7,396
3.145% due 08/19/2009	5,000	4,960

Osiris Capital PLC
9.258% due 01/15/2010	2,000	2,022

Pemex Finance Ltd.
9.690% due 08/15/2009	390	403

Petroleum Export Ltd.
4.623% due 06/15/2010	3,500	3,487
5.265% due 06/15/2011	4,688	4,707

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,324	2,387

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,044

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008	3,700	3,698

Residential Reinsurance 2007 Ltd.
9.076% due 06/07/2010	3,500	3,533
10.326% due 06/07/2010	9,900	10,085

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	4,038

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	15,600	14,087

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	1,100	1,097

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,509

SLM Corp.
3.531% due 01/26/2009	5,700	5,104
3.541% due 07/25/2008	500	491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$2,000	$2,004

TNK-BP Finance S.A.
6.625% due 03/20/2017	800	694
7.500% due 03/13/2013	10,300	10,081

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,393

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,503

UBS Preferred Funding Trust I
8.622% due 10/29/2049	18,250	18,142

Universal City Florida Holding Co. I
7.989% due 05/01/2010	3,200	3,120

Ventas Realty LP
8.750% due 05/01/2009	5,758	5,873

Vita Capital III Ltd.
5.829% due 01/01/2011	9,300	9,099

VTB Capital S.A.
6.609% due 10/31/2012	3,500	3,419

Wachovia Corp.
2.920% due 03/15/2011	5,000	4,701
4.388% due 10/15/2011	8,700	8,061

Wells Fargo & Co.
4.375% due 01/31/2013	600	598

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,537

		489,991

INDUSTRIALS 13.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	33,500	37,791

America Movil SAB de C.V.
5.500% due 03/01/2014	875	885
5.750% due 01/15/2015	1,600	1,627

ARAMARK Corp.
6.739% due 02/01/2015	3,000	2,662

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,500	1,988

Bowater, Inc.
5.800% due 03/15/2010	2,500	1,812

BW Group Ltd.
6.625% due 06/28/2017	1,240	1,238

Cablevision Systems Corp.
9.644% due 04/01/2009	6,600	6,584

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,975

Chemtura Corp.
6.875% due 06/01/2016	1,775	1,589

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	1,083

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,020

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	692

CVS Caremark Corp.
3.376% due 06/01/2010	3,800	3,695

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	993

Delta Air Lines, Inc.
7.379% due 05/18/2010	11,005	10,840

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,268

52	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dura Operating Corp.
8.625% due 04/15/2012 (a)	$500	$45

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	4,024

EchoStar DBS Corp.
6.375% due 10/01/2011	3,100	2,984
7.125% due 02/01/2016	1,000	938

El Paso Corp.
7.750% due 06/15/2010	650	681

First Data Corp.
9.875% due 09/24/2015	1,350	1,112

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015	4,000	3,940

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	15,000	10,425
8.875% due 12/15/2014	1,600	1,260

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,044

Georgia-Pacific LLC
7.000% due 01/15/2015	4,650	4,383

Goodyear Tire & Rubber Co.
8.662% due 12/01/2009	3,000	2,996

Hanesbrands, Inc.
8.204% due 12/15/2014	7,000	6,248

HCA, Inc.
7.875% due 02/01/2011	999	987
9.000% due 12/15/2014	540	503

Health Management Associates, Inc.
6.125% due 04/15/2016	2,750	2,338

Hertz Corp.
8.875% due 01/01/2014	3,325	3,167

HJ Heinz Co.
6.428% due 12/01/2020	900	915

Home Depot, Inc.
2.925% due 12/16/2009	2,500	2,385

JetBlue Airways Corp.
6.165% due 05/15/2010	1,680	1,670

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,512

MGM Mirage
8.375% due 02/01/2011	2,500	2,519

Nalco Co.
7.750% due 11/15/2011	1,000	1,018
8.875% due 11/15/2013	4,030	4,161

Nortel Networks Ltd.
8.508% due 07/15/2011	19,400	16,732

Northwest Airlines, Inc.
7.626% due 04/01/2010	4,242	4,141

Omnicom Group, Inc.
5.900% due 04/15/2016	4,000	3,983

Pemex Project Funding Master Trust
3.676% due 12/03/2012	1,200	1,170

Quebecor Media, Inc.
7.750% due 03/15/2016	300	275

Qwest Communications International, Inc.
6.565% due 02/15/2009	2,616	2,603

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024
6.500% due 07/15/2010	8,000	8,200

Roseton
7.270% due 11/08/2010	1,217	1,217

Sanmina-SCI Corp.
5.550% due 06/15/2010	2,709	2,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Seminole Hard Rock Entertainment, Inc.
5.300% due 03/15/2014	$2,000	$1,595

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	3,200	3,203

Sungard Data Systems, Inc.
3.750% due 01/15/2009	5,144	5,054

SUPERVALU, Inc.
7.500% due 11/15/2014	275	279

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	863

Tesoro Corp.
6.250% due 11/01/2012	920	872

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

Transocean, Inc.
3.214% due 09/05/2008	3,300	3,284

TRW Automotive, Inc.
7.000% due 03/15/2014	1,500	1,391

United Airlines, Inc.
6.071% due 03/01/2013	450	446
6.201% due 09/01/2008	1,007	997
7.730% due 01/01/2012	1,079	1,068

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,903

Verso Paper Holdings LLC and Verson Paper, Inc.
6.989% due 08/01/2014	6,000	5,100

Williams Cos., Inc.
6.375% due 10/01/2010	9,750	10,042

Xerox Corp.
3.514% due 12/18/2009	3,000	2,958

XTO Energy, Inc.
7.500% due 04/15/2012	90	100

		231,132

UTILITIES 5.3%

AES Panama S.A.
6.350% due 12/21/2016	5,000	5,006

AT&T Corp.
7.300% due 11/15/2011	473	513

Cincinnati Bell, Inc.
7.250% due 07/15/2013	6,007	5,932

CMS Energy Corp.
5.208% due 01/15/2013	13,400	12,261

Dominion Resources, Inc.
3.248% due 11/14/2008	2,000	1,990
5.687% due 05/15/2008	2,400	2,405

Homer City Funding LLC
8.734% due 10/01/2026	4,079	4,364

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	14,140	14,388
8.625% due 11/14/2011	1,100	1,163

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,116

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,405

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,189

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	5,000	5,000

Qwest Corp.
5.625% due 11/15/2008	4,500	4,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.050% due 06/15/2013	$1,500	$1,358
8.875% due 03/15/2012	2,000	2,050

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	588	592

Rural Cellular Corp.
9.875% due 02/01/2010	13,726	14,172

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,783

Southern California Edison Co.
7.625% due 01/15/2010	2,500	2,660

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	850	841

Verizon Communications, Inc.
5.350% due 02/15/2011	200	207

		93,846

Total Corporate Bonds & Notes (Cost $854,825)		814,969

U.S. GOVERNMENT AGENCIES 12.6%

Fannie Mae
2.666% due 07/25/2037	4,349	3,987
2.739% due 04/25/2035	79	77
2.949% due 09/25/2042	3,761	3,730
5.000% due 07/25/2019 - 04/01/2038	30,830	30,544
5.500% due 07/01/2033 - 07/01/2037 (g)	110,120	111,289
6.000% due 04/01/2038	59,000	60,447
6.066% due 02/01/2035	345	347

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	1,529	1,531
5.000% due 06/15/2016 - 09/15/2024	1,237	1,249
5.722% due 10/25/2044	5,616	5,563

Ginnie Mae
3.118% due 12/16/2026	257	256
5.500% due 02/15/2036 - 06/15/2037	3,100	3,166

Total U.S. Government Agencies (Cost $217,089)		222,186

MORTGAGE-BACKED SECURITIES 8.7%

Adjustable Rate Mortgage Trust
5.005% due 01/25/2035	10,600	10,210

American Home Mortgage Investment Trust
2.749% due 09/25/2035	185	185

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	376	376

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,705	7,379

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,645	2,085
5.706% due 09/25/2035	6,709	5,517

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	7,476	6,328
5.783% due 12/26/2046	2,411	1,998

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,521	3,674

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,401	2,395
4.248% due 08/25/2035	14,389	13,671
4.682% due 08/25/2035	1,884	1,783

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	1,505	1,132

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.731% due 12/20/2046	$2,313	$1,762
2.759% due 02/25/2047	1,513	1,154
2.779% due 05/25/2047	4,396	3,338
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	354	279
4.842% due 04/20/2035	6,163	5,863

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	2,127	2,129
5.215% due 03/25/2032	51	46

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,403	1,307
2.679% due 02/25/2037	1,866	1,749
2.679% due 03/25/2037	2,131	2,056

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	848	844

Harborview Mortgage Loan Trust
2.729% due 04/19/2038	2,492	1,889
2.749% due 01/19/2038	26,428	20,123
2.799% due 03/19/2037	7,256	5,471

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,817	1,712

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	890	852

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	4,952	3,980

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,428	6,980

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	1,308	1,278

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	458	356
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	1,648	1,394

Sequoia Mortgage Trust
2.886% due 07/20/2033	499	476

Structured Adjustable Rate Mortgage Loan Trust
5.359% due 01/25/2035	1,664	1,589

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	1,965	1,542
2.819% due 05/25/2036	4,136	3,137
2.889% due 10/19/2034	617	537
2.909% due 03/19/2034	101	90

Structured Asset Securities Corp.
4.080% due 06/25/2033	2,202	2,002
5.463% due 10/25/2035	756	723

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	479	469
2.709% due 01/25/2037	3,141	2,991

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	523	489

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	241	192
4.208% due 06/25/2033	1,142	1,139
4.229% due 03/25/2034	750	749
4.585% due 04/25/2035	3,625	3,638
5.056% due 01/25/2047	1,648	1,356
5.136% due 12/25/2046	891	693
5.326% due 02/25/2046	2,984	2,323
5.526% due 11/25/2042	565	537
5.740% due 03/25/2033	4,670	4,660

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	1,296	1,220

Total Mortgage-Backed Securities (Cost $174,786)		153,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 2.8%

ACE Securities Corp.
2.679% due 02/25/2036	$24	$24

Argent Securities, Inc.
2.639% due 06/25/2036	180	179
2.649% due 09/25/2036	426	416

Asset-Backed Funding Certificates
2.639% due 09/25/2036	505	496
2.659% due 10/25/2036	342	332

Asset-Backed Securities Corp. Home Equity
2.679% due 05/25/2037	1,500	1,456
4.468% due 03/15/2032	2,052	1,766

Atrium CDO Corp.
3.736% due 06/27/2015	2,424	2,347

Bank One Issuance Trust
3.940% due 04/16/2012	300	303

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	1,255	1,194

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	181	179

Citibank Credit Card Issuance Trust
3.265% due 11/07/2011	300	297

Citibank Credit Card Master Trust I
5.875% due 03/10/2011	300	307

Citigroup Mortgage Loan Trust, Inc.
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,903	3,640

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	701	680
2.649% due 08/25/2037	840	802
2.669% due 07/25/2036	62	62
2.669% due 08/25/2036	13	13

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,836	1,756
2.689% due 12/25/2037	1,245	1,213

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	376	371

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 09/25/2036	1,629	1,543

Fremont Home Loan Trust
2.669% due 02/25/2037	378	369

GSAA Trust
2.709% due 06/25/2035	59	59

GSAMP Trust
2.639% due 10/25/2046	498	475
2.669% due 12/25/2036	697	669
2.699% due 01/25/2047	2,377	2,278

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	859	829

HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,789	1,713

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	87	87

Indymac Residential Asset-Backed Trust
2.729% due 04/25/2037	1,981	1,909

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	512	494

Lehman XS Trust
2.719% due 11/25/2036	810	777

Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	557	551
2.879% due 10/25/2034	288	260

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037		$1,057	$1,015
2.749% due 11/25/2035		170	169

Merrill Lynch First Franklin Mortgage Loan Trust
3.299% due 10/25/2037		1,514	1,479

Merrill Lynch Mortgage Investors, Inc.
2.659% due 04/25/2037		441	436
2.669% due 02/25/2037		224	222

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		460	447
2.649% due 11/25/2036		607	572

Residential Asset Mortgage Products, Inc.
2.679% due 07/25/2036		611	600

Residential Asset Securities Corp.
2.669% due 02/25/2037		1,397	1,306

SACO I, Inc.
2.849% due 12/25/2035		1,938	1,384

SLM Student Loan Trust
3.331% due 01/25/2016		276	275
3.481% due 01/25/2017		584	580
3.800% due 12/15/2038		4,300	4,203

Soundview Home Equity Loan Trust
2.659% due 12/25/2036		584	563

Specialty Underwriting & Residential Finance
2.659% due 02/25/2037		94	93
2.939% due 01/25/2034		17	16

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		1,385	1,297

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		1,391	1,357

Total Asset-Backed Securities (Cost $51,531)			49,078

SOVEREIGN ISSUES 4.5%

Export-Import Bank of Korea
3.310% due 11/16/2010		7,500	7,530

Korea Development Bank
3.358% due 11/22/2012		7,500	7,277
4.326% due 10/20/2009		5,150	5,159
5.300% due 01/17/2013		1,150	1,180

South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,055

Ukraine Government International Bond
6.391% due 08/05/2009		18,350	18,739
6.875% due 03/04/2011		250	259

Venezuela Government International Bond
4.894% due 04/20/2011		32,800	28,046
5.375% due 08/07/2010		2,500	2,309

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	6,378

Total Sovereign Issues (Cost $84,401)			79,932

FOREIGN CURRENCY-DENOMINATED ISSUES 13.7%

Amadeus Global Travel Distribution S.A.
6.862% due 04/08/2014	EUR	2,000	2,718
6.959% due 04/08/2013		2,000	2,706

Atlas Reinsurance PLC
8.690% due 01/10/2010		3,100	4,979

BCM Ireland Finance Ltd.
9.340% due 08/15/2016		350	492

Bombardier, Inc.
7.465% due 11/15/2013		3,250	4,887

54	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	10,000	$8,684

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		83,460	43,112
10.000% due 01/01/2017		32,420	15,429

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	5,591

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2024		28,300	24,806

Eircom Group PLC
6.625% due 08/15/2014	EUR	2,750	3,788
6.875% due 08/15/2015		2,750	3,811

Gaz Capital S.A.
5.440% due 11/02/2017		2,400	3,153
7.800% due 09/27/2010		3,000	4,876

Green Valley Ltd.
8.376% due 01/10/2011		1,900	3,023

JSG Holding PLC
6.302% due 02/18/2015		2,000	2,779
6.643% due 02/18/2014		2,000	2,768

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,982

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,918

M-Real OYJ
8.981% due 12/15/2010	EUR	8,000	10,691

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,356	4,990
6.300% due 11/30/2014		4,018	6,017
8.250% due 05/01/2016		1,400	2,100

PagesJaunes Groupe
6.055% due 01/11/2014		2,000	2,715

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pylon Ltd.
6.117% due 12/29/2008	EUR	4,000	$6,292

Rhodia S.A.
7.326% due 10/15/2013		10,000	13,890

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	3,941	6,257

Seat Pagine Gialle SpA
4.185% due 05/25/2012	EUR	1,799	2,516

Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	700,000	7,001
1.511% due 05/25/2049		700,000	6,952

Unitymedia Hessen GmbH & Co. KG
7.258% due 04/15/2013	EUR	2,475	3,683

UPC Broadband Holding BV
6.361% due 12/31/2014		3,742	5,026

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	36,784	1,670
5.000% due 09/14/2018 (d)		50,963	2,721
6.875% due 01/19/2016	EUR	6,500	10,390

Total Foreign Currency-Denominated Issues (Cost $222,205)			241,413

		SHARES
EXCHANGE-TRADED FUNDS 0.2%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	3,061

Total Exchange-Traded Funds (Cost $3,236)			3,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

REPURCHASE AGREEMENTS 3.0%

Deutsche Bank AG
1.200% due 04/01/2008	$47,200	$47,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $48,148. Repurchase proceeds are $47,202.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,455	5,455
(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,567. Repurchase proceeds are $5,455.)

		52,655

U.S. TREASURY BILLS 9.2%
1.409% due 05/29/2008 - 06/12/2008 (c)(e)	162,250	161,440

Total Short-Term Instruments (Cost $214,477)		214,095

PURCHASED OPTIONS (j) 1.1%
(Cost $15,443)		18,622

Total Investments 110.5% (Cost $1,999,990)		$1,945,524

Written Options (k) (0.0%) (Premiums $55)		(97)

Other Assets and Liabilities (Net) (10.5%)		(184,864)

Net Assets (f) 100.0%		$1,760,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $156,464 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $24,109 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $105,059 at a weighted average interest rate of 3.100%. On March 31, 2008, securities valued at $111,289 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $30,180 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1,052	$(2,241)
90-Day Euribor March Futures	Long	03/2009	703	891
Euro-Bund 10-Year Bond June Futures	Long	06/2008	275	(414)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	300	0
Euro-Bund June Futures Put Options Strike @ EUR 105.500	Long	06/2008	775	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	217	32
U.S. Treasury 10-Year Note June Futures	Short	06/2008	2,147	(3,571)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$(5,313)

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Floating Income Fund  (Cont.)

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009	CSFB		$250	$5
Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009	CSFB		125	1
Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009	BOA		400	4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%		09/20/2011	GSC		800	(47)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.900%		09/20/2012	LEH		3,000	(149)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	MLP		500	(36)
AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009	CSFB		1,000	12
Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	LEH		4,600	(156)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%		03/20/2013	BCLY		2,200	18
Bowater, Inc. 6.500% due 06/15/2013	Buy	(5.000%	)	03/20/2010	CITI		2,500	(86)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	DUB		9,900	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY		1,800	3
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY		4,800	10
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH		4,500	(177)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%		05/20/2017	LEH		1,000	(75)
Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	BCLY		3,200	(149)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%		06/20/2012	DUB		6,700	(579)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM		2,900	(420)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	LEH		5,000	(204)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	CSFB		15,000	(738)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	MLP		11,900	(694)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	MSC		11,000	(641)
Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	LEH		4,700	(273)
CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	MLP		10,000	(12)
CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	MLP		1,500	17
Codere Finance S.A. 8.250% due 06/15/2015	Sell	3.920%		12/20/2012	GSC	EUR	3,100	(538)
Codere Finance S.A. 8.250% due 06/15/2015	Sell	4.150%		12/20/2012	JPM		4,500	(724)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	3.800%		09/20/2012	BOA		$4,200	(208)
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB		1,000	1
Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009	CSFB		125	2
Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009	BEAR		1,500	(18)
Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	CSFB		10,000	(343)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	MLP		15,000	(223)
El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	DUB		5,000	(71)
El Paso Corp. 7.875% due 06/15/2012	Sell	2.450%		03/20/2013	CITI		10,000	(162)
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012	CITI		5,000	(961)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	DUB		20,000	(2,749)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011	WAC	EUR	5,700	(154)
France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011	UBS		5,300	(142)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%		09/20/2011	DUB		$1,000	(37)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2011	LEH		9,750	(1,529)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%		12/20/2011	BOA		8,075	(1,246)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP		900	(66)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.240%		09/20/2009	BEAR		300	(10)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	MSC		100	(3)
Georgia-Pacific LLC 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	LEH		10,000	(675)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		1,000	(65)
GMAC LLC 6.875% due 08/28/2012	Sell	1.180%		12/20/2011	CITI		16,300	(4,533)
GMAC LLC 6.875% due 08/28/2012	Sell	0.940%		03/20/2012	CITI		18,000	(5,198)
GMAC LLC 6.875% due 08/28/2012	Sell	1.650%		09/20/2012	CITI		4,750	(1,341)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%		12/20/2012	BEAR		10,000	(2,468)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%		06/20/2012	MSC		6,000	(276)
HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	CSFB		10,000	(663)
HCP, Inc. 6.000% due 01/30/2017	Buy	(1.100%	)	03/20/2017	BCLY		5,000	962
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009	BEAR		300	(5)
Host Hotels & Resorts LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	GSC		1,700	(95)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		04/20/2011	LEH		18,000	(389)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	RBS		20,000	(263)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	RBS		25,000	(575)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS		7,000	(118)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	LEH		10,000	(647)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY		7,500	(243)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH		15,000	75
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	UBS		11,000	(395)
JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	LEH		4,900	(177)
Knight, Inc. 6.500% due 09/01/2012	Buy	(1.530%	)	03/20/2011	DUB		6,000	13
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.720%	)	12/20/2017	GSC		5,000	398
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC		4,150	63
L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	LEH		2,500	104
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(1.355%	)	09/20/2017	GSC		5,000	679
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%	)	06/20/2012	MSC		6,000	250
MGM Mirage 5.875% due 02/27/2014	Sell	1.580%		06/20/2012	LEH		5,000	(517)

56	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	DUB		$25,000	$(1,497)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	JPM		5,000	(292)
Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	MSC		4,200	(245)
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	LEH		25,000	(3,016)
Multiple Reference Entities of Gazprom	Sell	0.830%		06/20/2017	BCLY		75	(12)
Multiple Reference Entities of Gazprom	Sell	1.310%		08/20/2017	BCLY		25,000	(3,152)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	DUB		10,000	(121)
Nalco Co. 7.750% due 11/15/2011	Sell	2.850%		12/20/2012	LEH		1,950	(103)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		4,000	34
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	LEH		10,000	(434)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%		05/20/2017	LEH		1,500	(114)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	LEH		10,000	(57)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB		1,000	(10)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY		2,500	(32)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.050%		09/20/2012	DUB		3,700	(28)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC		4,300	(126)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.500%		09/20/2017	DUB		3,000	(76)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.510%		09/20/2017	BCLY		1,500	(37)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.530%		09/20/2017	BCLY		1,500	(35)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.800%		06/20/2018	CITI		18,000	(178)
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.600%	)	03/20/2016	CITI		5,000	17
PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	MLP		5,000	(84)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012	BCLY		2,000	(272)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	BCLY		3,000	(406)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	LEH		2,100	(284)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%		06/20/2012	GSC		6,700	(695)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY		10,000	(69)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%		08/24/2009	ABN		100	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY		4,800	(235)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%		01/20/2017	LEH		11,000	(766)
SLM Corp. 5.125% due 08/27/2012	Sell	0.820%		06/20/2012	BOA		9,200	(2,181)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009	BEAR		1,500	(81)
Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	JPM		300	(13)
TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	GSC		300	5
TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009	CSFB		100	2
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011	UBS	EUR	5,300	(398)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011	WAC		5,700	(427)
Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	LEH		$7,900	151
Tesoro Corp. 6.250% due 11/01/2012	Buy	(2.950%	)	12/20/2012	BOA		3,965	(54)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	GSC		250	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC		11,500	(398)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH		5,000	(227)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	LEH		10,000	(676)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB		34,000	(946)
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%		06/20/2014	UBS		21,700	(1,618)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY		7,700	(56)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	BNP		14,700	(899)
Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	MLP		7,900	(483)
Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011	BEAR		10,000	(227)
Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009	BOA		125	2
Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	MLP		300	4

								$(50,482)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	$1,215	$(9)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	13,514	(545)
Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	BOA	3,500	(395)
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BCLY	4,950	218
Dow Jones CDX N.A. HY9 Index	Sell	3.750%		12/20/2012	RBS	4,950	98
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	DUB	3,200	(13)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	2,200	(8)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	1,200	10
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	5,200	47
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	1,700	16
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	900	8
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,300	37
Dow Jones CDX N.A. IG9 Index	Sell	1.160%		12/20/2012	DUB	10,700	112
Dow Jones CDX N.A. IG9 Index	Sell	1.180%		12/20/2012	DUB	6,400	72

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 7X0V Index	Sell	2.300%		06/20/2012	DUB	EUR	7,000	$(1,126)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	DUB		4,500	(345)
Dow Jones iTraxx Europe X05 Index	Sell	2.900%		06/20/2011	JPM		62,425	(5,231)
Dow Jones iTraxx Europe X07 Index	Sell	2.300%		06/20/2012	JPM		2,300	(224)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	CITI		$16,000	(9,231)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	CITI		15,500	(11,790)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	GSC		16,000	(12,180)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	UBS		15,500	(11,784)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	GSC		21,800	(237)
LCDX N.A. Series 9 Index	Buy	(2.250%	)	12/20/2012	MSC		25,000	(254)
Select Aggregate Market Index	Sell	2.450%		09/20/2008	CSFB		300	1
Select Aggregate Market Index	Sell	2.150%		12/20/2009	CSFB		270	(2)

								$(52,739)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	RBS		$30,000	$72
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,000	27
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		96,300	1,148
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		651,900	1,849
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,200	(130)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,203,100	(43,939)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		71,200	(3,210)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		304,200	(3,698)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		104,900	(1,231)
Receive	3-Month USD-LIBOR	5.000%	06/18/2013	DUB		603,000	(44,658)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		26,300	(394)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BOA		12,000	219
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		312,600	12,504
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		7,400	135
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		13,000	266
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		6,200	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		3,800	(90)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	381,050	(894)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		361,850	(918)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM	EUR	52,200	(1,043)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		127,900	(2,267)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		10,000	(216)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		11,200	(247)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		6,200	(137)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		19,500	(376)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		4,500	(98)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		5,000	(112)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		5,000	(111)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		4,000	(91)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	84,700	(1,047)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		16,900	(239)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		41,600	(165)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	CITI	EUR	13,300	(817)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	BCLY		93,800	(1,803)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	BCLY	GBP	225,000	3,876
Pay	6-Month JPY-LIBOR	2.000%	12/20/2011	DUB	JPY	6,050,000	810
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB		7,000,000	2,919
Pay	6-Month PLN-LIBOR	5.248%	04/20/2017	CITI	PLN	181,300	(2,628)
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	73,500	59
Pay	28-Day Mexico Interbank TIIE Banxico	8.180%	09/13/2011	CITI		280,000	537
Pay	28-Day Mexico Interbank TIIE Banxico	8.200%	09/13/2011	MLP		250,000	495
Pay	28-Day Mexico Interbank TIIE Banxico	8.220%	09/13/2011	CITI		550,000	1,121
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		675,000	2,051
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		37,900	119

							$(82,712)

58	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$134.000	05/23/2008	2,650	$48	$42
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	467	8	7
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	04/25/2008	986	18	15
Call - CBOT U.S. Treasury 5-Year Note June Futures	128.000	05/23/2008	89	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	467	12	7
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0

				$97	$80

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$97

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$23,000	$965	$365
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	23,000	965	2,375
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,103	2,506
Call - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	1,477
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	78,900	4,264	7,338
Put - OTC U.S. dollar versus Japanese yen	101.250	12/08/2010	46,500	2,480	4,324

				$15,257	$18,385

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$100,000	$12	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.906	06/27/2008	54,700	6	0
Put - OTC Fannie Mae 5.000% due 06/01/2038	81.000	06/05/2008	29,000	3	8
Put - OTC Fannie Mae 6.000% due 05/01/2038	91.000	05/06/2008	100,000	12	52

				$33	$60

(k)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$97

(l)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$15,669	$14,357	0.82%

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$49,900	$49,042	$50,376
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	3.250%	12/31/2009	54,700	56,120	56,860
U.S. Treasury Notes	3.625%	12/31/2012	8,900	9,325	9,504

				$215,275	$218,088

(2)	Market value includes $1,276 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Floating Income Fund  (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	36,678	07/2008	$1,020	$(15)	$1,005
Sell		139,801	07/2008	740	(1,733)	(993)
Sell		86,835	12/2008	166	(564)	(398)
Buy	CLP	3,965,200	07/2008	1,026	0	1,026
Buy		2,320,150	12/2008	440	0	440
Buy	CNY	743,743	07/2008	5,696	0	5,696
Sell		743,743	07/2008	0	(2,895)	(2,895)
Buy		113,156	10/2008	664	0	664
Sell		113,156	10/2008	0	(612)	(612)
Buy	CZK	20,884	12/2008	142	0	142
Buy	EUR	15,000	04/2008	101	0	101
Sell		99,631	04/2008	0	(1,917)	(1,917)
Buy	GBP	3,484	04/2008	0	(93)	(93)
Sell		27,078	04/2008	0	(141)	(141)
Buy	HKD	932	05/2008	0	0	0
Buy	HUF	3,837	07/2008	0	0	0
Buy	IDR	413,808,803	05/2008	19	(494)	(475)
Sell		102,542,000	05/2008	0	(74)	(74)
Buy	ILS	2,325	11/2008	65	0	65
Buy	INR	181,124	05/2008	190	0	190
Sell		181,124	05/2008	13	0	13
Sell	JPY	9,383,280	05/2008	1,222	(270)	952
Buy	KRW	27,758,282	05/2008	0	(1,711)	(1,711)
Buy		3,162,720	08/2008	0	(249)	(249)
Buy	MXN	757,754	07/2008	2,320	0	2,320
Sell		824,436	07/2008	0	(1,786)	(1,786)
Buy	MYR	157,759	08/2008	270	0	270
Sell		102,012	08/2008	324	(111)	213
Buy	PHP	1,900,734	08/2008	0	(1,923)	(1,923)
Sell		492,540	08/2008	362	0	362
Buy	PLN	107,884	07/2008	7,747	0	7,747
Sell		95,767	07/2008	0	(3,295)	(3,295)
Sell	RON	72,224	01/2009	0	(1,957)	(1,957)
Buy	RUB	1,259,170	07/2008	2,822	0	2,822
Sell		1,140,975	07/2008	0	(2,538)	(2,538)
Buy		799,151	11/2008	1,022	0	1,022
Sell		482,500	11/2008	0	(101)	(101)
Buy	SGD	5,359	05/2008	315	0	315
Buy		73,865	08/2008	1,442	0	1,442
Sell		53,070	08/2008	15	(550)	(535)
Buy	SKK	26,981	07/2008	108	0	108
Buy	TRY	2,133	12/2008	0	(198)	(198)
Buy	ZAR	238,630	07/2008	0	(5,454)	(5,454)
Sell		326,373	07/2008	4,164	0	4,164
Buy		97,740	12/2008	0	(771)	(771)

				$32,415	$(29,452)	$2,963

60	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$2,038

Total Aruba (Cost $1,727)			2,038

AUSTRALIA 1.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	8,000	7,089

Queensland Treasury Corp.
6.000% due 06/14/2011		25,000	22,346

Seven Media Group
9.392% due 02/07/2013		1,390	1,175
9.402% due 02/07/2013		5,562	4,702
9.835% due 02/07/2013		174	147

Total Australia (Cost $34,109)			35,459

BERMUDA 0.1%

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)		$4,000	3,635

Total Bermuda (Cost $3,967)			3,635

CANADA 3.7%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,559

Canada Government Bond
4.000% due 06/01/2016	CAD	24,500	25,051

Canada Housing Trust No. 1
4.550% due 12/15/2012		51,800	52,741

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,359

Honda Canada Finance, Inc.
3.799% due 03/26/2012		27,000	25,946

Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,562

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,578

Total Canada (Cost $112,326)			117,796

CAYMAN ISLANDS 1.5%

Calabash Re Ltd.
11.200% due 01/08/2010		$2,450	2,486

Foundation Re II Ltd.
9.820% due 11/26/2010		1,500	1,532

Green Valley Ltd.
8.376% due 01/10/2011	EUR	3,100	4,933

Longpoint Re Ltd.
8.050% due 05/08/2010		$3,300	3,345

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	3,009
1.466% due 12/31/2049		100,000	1,014

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$8,000	7,972

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,837

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,016

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mystic Re Ltd.
12.090% due 12/05/2008		$500	$495

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		5,900	6,012

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,418

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,914

Total Cayman Islands (Cost $50,105)			48,979

DENMARK 1.0%

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	22,600	4,752
5.000% due 10/01/2038		22,995	4,587

Realkredit Danmark A/S
4.000% due 01/01/2010		51,800	10,897
5.000% due 10/01/2038		59,186	11,815

Total Denmark (Cost $28,761)			32,051

FRANCE 3.6%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	10,205

Credit Agricole S.A.
3.090% due 05/28/2009		$10,800	10,812
6.637% due 05/29/2049		5,900	4,579

France Government Bond
4.000% due 04/25/2014	EUR	300	478
4.000% due 10/25/2014		22,400	35,605
4.000% due 10/25/2038		21,100	29,772
4.000% due 04/25/2055		300	418
4.750% due 10/25/2012		100	164
5.500% due 04/25/2029		4,200	7,397
5.750% due 10/25/2032		9,700	17,723

Total France (Cost $113,037)			117,153

GERMANY 13.8%

Bundesobligation
4.000% due 04/13/2012	EUR	5,000	8,014

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	9,628
6.000% due 09/01/2017		1,500	1,566

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	25,694

Republic of Germany
3.750% due 01/04/2015		39,000	61,567
4.000% due 01/04/2037		4,300	6,204
4.250% due 01/04/2014		27,340	44,425
4.250% due 07/04/2014		21,500	34,941
4.750% due 07/04/2034		400	649
5.000% due 01/04/2012		2,000	3,310
5.250% due 07/04/2010		5,000	8,191
5.500% due 01/04/2031		27,700	49,414
5.625% due 01/04/2028		41,700	75,133
6.250% due 01/04/2024		9,800	18,713
6.250% due 01/04/2030		48,540	94,123
6.500% due 07/04/2027		2,260	4,474

Total Germany (Cost $431,887)			446,046

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.1%

Glitnir Banki HF
4.334% due 01/21/2011		$3,000	$2,287

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,317

Total Iceland (Cost $5,889)			4,604

IRELAND 0.9%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,212

Bank of Ireland
2.589% due 12/19/2008		$7,000	6,994

Cars Alliance Funding PLC
4.750% due 10/08/2023	EUR	1,800	2,726

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,985	7,068

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	5,007	7,771

Total Ireland (Cost $27,667)			28,782

ITALY 1.0%

Asset-Backed European Securitisation Transaction Srl
4.810% due 10/01/2015	EUR	13,000	20,184

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	1,096
4.250% due 08/01/2014		1,100	1,762
4.500% due 05/01/2009		1,000	1,588

Locat Securitisation Vehicle Srl
4.738% due 12/12/2024		5,218	8,044

Total Italy (Cost $30,780)			32,674

JAPAN 23.8%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Japan Government Bond
1.100% due 09/20/2012	JPY	3,540,000	36,136
1.500% due 03/20/2014		1,590,000	16,610
1.600% due 09/20/2013		1,660,000	17,411
1.600% due 06/20/2014		3,970,000	41,734
1.800% due 06/20/2017		10,500,000	110,951
2.300% due 06/20/2035		3,530,000	35,011
2.400% due 03/20/2034		580,000	5,896
2.500% due 09/20/2035		7,810,000	80,702
2.500% due 03/20/2036		210,000	2,163
2.500% due 06/20/2036		5,431,000	55,899
2.500% due 09/20/2036		11,510,000	118,403
2.500% due 09/20/2037		1,540,000	15,840

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		996,930	9,825
1.000% due 06/10/2016		2,694,030	26,794
1.100% due 12/10/2016		5,981,940	59,946
1.200% due 03/10/2017		170,850	1,723
1.200% due 06/10/2017		10,534,300	105,738
1.200% due 12/10/2017		1,392,780	13,959

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,914

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	300,000	3,015

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.850% due 09/29/2049	JPY	300,000	$3,018
1.880% due 12/01/2049		400,000	4,043

Total Japan (Cost $684,669)			768,173

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	7,840

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	5,222

Total Jersey, Channel Islands (Cost $13,193)			13,062

LUXEMBOURG 0.1%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$3,100	3,097

Total Luxembourg (Cost $3,100)			3,097

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,963

Total Mexico (Cost $3,000)			2,963

NETHERLANDS 0.9%

Arena BV
4.726% due 12/17/2064	EUR	2,996	4,489

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,600	1,925

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,745

Globaldrive BV
4.462% due 06/20/2015		7,811	12,215
4.622% due 06/20/2015		1,500	2,227

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,891
4.250% due 07/15/2013		400	647

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $25,866)			27,540

NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	3,018

Total Netherlands Antilles (Cost $2,554)			3,018

RUSSIA 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	852

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$13,986	13,965

VTB Capital S.A.
3.839% due 08/01/2008		6,400	6,336

Total Russia (Cost $21,007)			21,153

SPAIN 4.2%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	458

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	$6,321

Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009		4,000	3,959

Spain Government Bond
4.200% due 01/31/2037	EUR	600	868
4.400% due 01/31/2015		42,000	68,053
5.400% due 07/30/2011		20,800	34,377
5.750% due 07/30/2032		11,150	20,159
6.150% due 01/31/2013		1,000	1,735

Total Spain (Cost $129,210)			135,930

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	3,153

Total Supranational (Cost $3,223)			3,153

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$7,500	7,686

Total Switzerland (Cost $7,491)			7,686

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	4,044

Total Tunisia (Cost $3,630)			4,044

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,389

Total Ukraine (Cost $1,210)			1,389

UNITED KINGDOM 2.9%

Bank of Scotland PLC
2.818% due 07/17/2008		$2,300	2,300

Barclays Bank PLC
6.050% due 12/04/2017		20,100	19,654
7.434% due 09/29/2049		7,500	6,794
8.250% due 02/28/2049	GBP	2,400	4,794

HBOS PLC
5.920% due 09/29/2049		$8,400	6,190

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,114

Opera Finance PLC
4.766% due 01/15/2015	EUR	4,350	6,602

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		8,900	12,569

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,024

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,000	21,820
4.750% due 06/07/2010		40	81
5.000% due 03/07/2012		30	62
5.750% due 12/07/2009		2,000	4,093

Weather Investments II SARL
8.000% due 12/17/2014	EUR	1,000	1,551

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XL Capital Europe PLC
6.500% due 01/15/2012	$500	$472

Total United Kingdom (Cost $97,926)		94,120

UNITED STATES 77.9%

ASSET-BACKED SECURITIES 3.9%

American Express Credit Account Master Trust
2.818% due 01/18/2011	$2,900	2,900

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	1	1
3.299% due 10/25/2031	4	4

Argent Securities, Inc.
2.649% due 10/25/2036	4,113	4,022
2.659% due 05/25/2036	5	5

Asset-Backed Funding Certificates
2.659% due 10/25/2036	2,891	2,805
2.949% due 06/25/2034	4,406	3,900

BA Credit Card Trust
3.890% due 04/15/2013	2,100	2,079

Bank One Issuance Trust
2.928% due 12/15/2010	1,100	1,100

Bear Stearns Asset-Backed Securities Trust
3.049% due 03/25/2043	7	7

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	253	251

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,450	1,444

Chase Issuance Trust
3.609% due 05/16/2011 (b)	7,200	7,200

CIT Group Home Equity Loan Trust
2.889% due 03/25/2033	9	8

Citigroup Mortgage Loan Trust, Inc.
2.669% due 05/25/2037 (m)	1,435	1,371

Community Program Loan Trust
4.500% due 10/01/2018	632	629

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	3,101	3,040
2.659% due 09/25/2046	800	784
2.699% due 09/25/2047	7,294	6,916
3.079% due 12/25/2031	3	3

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	3	3

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	616	606

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	37	37

Ford Credit Auto Owner Trust
2.838% due 12/15/2009	3,571	3,566
5.292% due 10/15/2008	4,588	4,599

Fremont Home Loan Trust
2.669% due 02/25/2037	4,122	4,031

GSAMP Trust
2.889% due 03/25/2034	26	25

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	741	704

HSI Asset Securitization Corp. Trust
2.709% due 04/25/2037	344	314

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	267	257

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	220	219

62	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.669% due 05/25/2046	$279	$265
2.679% due 06/25/2046	340	324
2.679% due 11/25/2046	6,239	5,911
2.749% due 04/25/2037	9,983	9,443

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	360	326

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037	212	208
2.669% due 08/25/2036	3,163	3,020
2.669% due 07/25/2037	5,632	5,400
2.679% due 09/25/2037	5,607	5,403

Morgan Stanley Home Equity Loans
2.709% due 02/25/2036	4,603	4,563

Nelnet Student Loan Trust
3.421% due 07/25/2016	351	351

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	248	247

Quest Trust
3.039% due 09/25/2034	2	1

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	1,069	993

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	6,206	5,918

Residential Asset Securities Corp.
2.639% due 06/25/2036	41	40
2.669% due 07/25/2036	718	711
2.679% due 10/25/2036	4,924	4,776
3.099% due 07/25/2032	15	14

SACO I, Inc.
2.659% due 05/25/2036	620	470

Saxon Asset Securities Trust
2.659% due 10/25/2046	5,762	5,555
3.119% due 08/25/2032	3	3

SBI HELOC Trust
2.769% due 08/25/2036	5,206	4,984

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,051	995
2.659% due 03/25/2036	128	127

SLM Student Loan Trust
3.321% due 07/25/2017	326	324
3.341% due 10/26/2015	374	373
3.800% due 12/15/2038	2,700	2,639

Soundview Home Equity Loan Trust
2.659% due 06/25/2036	2	2

Structured Asset Investment Loan Trust
2.689% due 01/25/2036	346	345

Structured Asset Securities Corp.
2.999% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	713	644

Wells Fargo Home Equity Trust
2.829% due 10/25/2035	3,450	3,322
2.839% due 11/25/2035	4,373	4,303

		124,838

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	23,588	19,621

Ford Motor Co.
5.800% due 12/15/2013	1,086	893

Georgia-Pacific Corp.
4.446% due 12/20/2012	226	210
4.740% due 12/20/2012	2,429	2,256
4.835% due 12/20/2012	286	265

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
4.946% due 11/16/2013		$4,059	$3,739

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	79
2.974% due 10/03/2011		80	64
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		120	107
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	266

			27,847

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		7,000	6,954

CORPORATE BONDS & NOTES 16.2%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,034

American Express Centurion Bank
3.075% due 05/07/2008		6,500	6,499

American Express Co.
7.000% due 03/19/2018		15,500	16,313

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,204
5.850% due 01/16/2018		$7,900	7,773

Amgen, Inc.
3.170% due 11/28/2008		6,200	6,194

AT&T, Inc.
3.278% due 11/14/2008		1,000	1,000
6.300% due 01/15/2038		2,900	2,814

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,622

Bank of America Corp.
3.155% due 11/06/2009		4,100	4,071
4.637% due 10/14/2016		1,600	1,473
4.750% due 05/23/2017	EUR	8,700	12,909
8.000% due 12/29/2049		$19,300	19,362

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,900	11,921
7.250% due 02/01/2018		16,000	16,575

BellSouth Corp.
3.165% due 08/15/2008		3,900	3,895
4.240% due 04/26/2021		2,300	2,301
5.200% due 09/15/2014		1,400	1,400

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,531

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,703

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,697

Charter One Bank N.A.
3.294% due 04/24/2009		9,000	8,948

CIT Group, Inc.
3.100% due 06/08/2009		7,500	6,213
3.302% due 05/23/2008		3,500	3,430

Citigroup, Inc.
2.695% due 12/26/2008		5,200	5,194
6.000% due 08/15/2017		6,900	6,821
6.125% due 11/21/2017		19,800	19,821

Clorox Co.
5.450% due 10/15/2012		2,600	2,680

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

CNA Financial Corp.
5.850% due 12/15/2014		$6,000	$5,947
6.000% due 08/15/2011		2,000	2,057

Comcast Corp.
4.677% due 07/14/2009		7,600	7,398

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009		5,548	5,534

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,774

CVS Caremark Corp.
3.376% due 06/01/2010		5,900	5,738
5.750% due 08/15/2011		700	734

Daimler Finance North America LLC
3.218% due 03/13/2009		5,800	5,730
4.875% due 06/15/2010		700	705
5.750% due 09/08/2011		1,100	1,125

EchoStar DBS Corp.
6.375% due 10/01/2011		800	770

Edison Mission Energy
7.000% due 05/15/2017		300	300

Entergy Gulf States, Inc.
3.740% due 12/08/2008		1,100	1,103

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,164

Exelon Corp.
4.900% due 06/15/2015		2,300	2,195

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		2,000	1,966
5.800% due 01/12/2009		4,000	3,811
6.625% due 06/16/2008		1,000	989
7.250% due 10/25/2011		2,100	1,728
7.800% due 06/01/2012		100	83

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,900	1,872

General Electric Capital Corp.
2.900% due 06/15/2009		3,300	3,298
2.941% due 12/12/2008		2,500	2,505
3.244% due 10/24/2008		3,200	3,198
3.274% due 10/26/2009		5,400	5,347
6.375% due 11/15/2067		5,100	5,001

GMAC LLC
4.315% due 05/15/2009		3,400	2,907
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 12/15/2011		$3,900	2,919
6.750% due 12/01/2014		3,200	2,268
7.000% due 02/01/2012		1,100	838

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	4,492
5.375% due 02/15/2013	EUR	3,800	5,775
6.250% due 09/01/2017		$22,500	22,701

HCP, Inc.
5.950% due 09/15/2011		700	680
6.700% due 01/30/2018		2,900	2,493

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,153

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,882

Home Depot, Inc.
2.925% due 12/16/2009		5,700	5,438

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,371

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,298

JPMorgan Chase & Co.
3.125% due 05/07/2010		12,000	11,852

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.058% due 02/22/2021	CAD	3,100	$2,861
6.000% due 01/15/2018		$11,900	12,442

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	9,482
6.000% due 10/01/2017		$1,800	1,881

JPMorgan Chase Capital XX
6.550% due 09/29/2036		3,000	2,633

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	5,453

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	7,875

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		14,700	14,315

Lennar Corp.
5.950% due 10/17/2011		700	595

Loews Corp.
5.250% due 03/15/2016		800	802

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		700	692

Mandalay Resort Group
9.500% due 08/01/2008		700	703

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,898

Masco Corp.
5.875% due 07/15/2012		700	707

Maytag Corp.
5.000% due 05/15/2015		2,200	2,184

McKesson Corp.
5.700% due 03/01/2017		1,900	1,877

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,230

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		1,000	980
3.888% due 10/23/2008		4,300	4,286

Metropolitan Life Global Funding I
3.110% due 05/17/2010		6,000	5,879

Midwest Generation LLC
8.300% due 07/02/2009		676	689

Mizuho JGB Investment LLC
9.870% due 12/29/2049		2,800	2,809

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,814

Morgan Stanley
2.639% due 11/21/2008		3,100	3,082
3.212% due 05/07/2009		6,000	5,901
4.401% due 10/18/2016		2,200	1,985
6.250% due 08/28/2017		1,200	1,196

NGPL Pipe Co. LLC
7.119% due 12/15/2017		400	415
7.768% due 12/15/2037		7,700	7,937

NiSource Finance Corp.
5.400% due 07/15/2014		800	792

Prudential Financial, Inc.
6.625% due 12/01/2037		8,900	8,819

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	401

Qwest Corp.
6.050% due 06/15/2013		1,500	1,357

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,664

Raychem Corp.
7.200% due 10/15/2008		200	202

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SB Treasury Co. LLC
9.400% due 12/29/2049	$5,100	$5,167

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,408

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	3,086

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,685
8.750% due 03/15/2032	1,100	931

State Street Capital Trust IV
3.800% due 06/15/2037	5,900	4,441

SUPERVALU, Inc.
7.500% due 11/15/2014	400	406

Target Corp.
7.000% due 01/15/2038	6,300	6,496

Time Warner, Inc.
3.300% due 11/13/2009	8,500	8,142

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,500	3,523

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,000	994

U.S. Bancorp
2.708% due 04/28/2009	4,300	4,276

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	2

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,832

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	5,600	5,601

Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,975

Westpac Banking Corp.
3.040% due 06/06/2008	5,400	5,399

Wyeth
6.950% due 03/15/2011	1,900	2,057

Xerox Corp.
9.750% due 01/15/2009	2,400	2,494

		521,990

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	672	653

American Home Mortgage Assets Trust
5.246% due 11/25/2046	3,135	2,500

American Home Mortgage Investment Trust
2.749% due 09/25/2035	228	227
4.290% due 10/25/2034	1,316	1,187

Banc of America Funding Corp.
6.142% due 01/20/2047	956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,888	2,656

BCAP LLC Trust
2.769% due 01/25/2037	12,975	9,155

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,493	14,819
4.409% due 05/25/2034	2,469	2,429
4.488% due 02/25/2034	152	142
4.550% due 08/25/2035	12,347	11,912
4.625% due 10/25/2035	8,051	7,629
4.641% due 10/25/2033	1,054	1,009
4.641% due 05/25/2034	699	680
5.550% due 02/25/2033	162	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,044	$4,148
5.792% due 11/25/2036	3,573	2,425
5.808% due 11/25/2036	6,654	5,214
5.936% due 02/25/2036	7,467	5,525

Bear Stearns Commercial Mortgage Securities
2.928% due 03/15/2019	152	144
5.540% due 09/11/2041	2,600	2,581

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,525	9,999

Bella Vista Mortgage Trust
2.786% due 05/20/2045	92	69

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	156	145

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,117	4,092
4.900% due 10/25/2035	11,167	10,662

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	11,414

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	300	278
6.455% due 05/15/2032	2,381	2,381

Countrywide Alternative Loan Trust
2.746% due 03/20/2046	184	140
2.809% due 05/25/2035	3,658	2,896
2.879% due 02/25/2037	144	114
5.250% due 06/25/2035	1,180	1,034
6.000% due 01/25/2037	4,597	3,713

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	280	218
2.919% due 03/25/2035	2,647	1,988
2.929% due 02/25/2035	186	155
2.939% due 02/25/2035	273	219
5.250% due 02/20/2036	2,324	1,925
6.136% due 08/25/2034	402	359

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	10,902

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	1,257	1,169
5.104% due 07/25/2033	152	145

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	549	512
3.235% due 10/25/2036	3,485	3,313

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	993	956
4.749% due 07/25/2033	198	197
5.370% due 08/25/2035	613	577
6.250% due 08/25/2017	2,127	2,099

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	1,804	1,775

Greenpoint Mortgage Funding Trust
2.819% due 06/25/2045	987	742
2.869% due 11/25/2045	198	164

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	64	59
6.620% due 10/18/2030	2,677	2,673

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,087	1,023
4.539% due 09/25/2035	1,000	942

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,905	2,737
2.749% due 01/19/2038	8,730	6,647

64	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.779% due 05/19/2035	$1,775	$1,399
2.799% due 03/19/2037	161	121
2.929% due 02/19/2034	16	15
5.076% due 05/19/2033	1,455	1,410
5.137% due 07/19/2035	302	289

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	419	382

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	3,194	2,853

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927

JPMorgan Mortgage Trust
4.389% due 11/25/2033	932	887
5.023% due 02/25/2035	2,946	2,682

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	246	246

Lehman XS Trust
2.679% due 07/25/2046	2,072	2,010

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,300	1,246

MASTR Asset Securitization Trust
5.500% due 11/25/2017	416	410

Mellon Residential Funding Corp.
3.561% due 12/15/2030	19	19

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,684
5.957% due 08/12/2049	8,502	8,595

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	11,632	9,349
2.849% due 08/25/2036	950	649
6.852% due 02/25/2033	564	563

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	166	164

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,723	2,460
3.599% due 10/25/2035	4,087	3,539
4.250% due 10/25/2035	7,577	7,119

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	560	469

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291
2.809% due 04/25/2046	210	160

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	645	545

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	266	202
4.180% due 02/25/2034	666	596
4.590% due 04/25/2034	1,540	1,457
5.726% due 01/25/2035	88	84

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	8,105	6,528
2.819% due 05/25/2036	6,521	4,946
2.829% due 05/25/2045	1,281	990
2.909% due 12/25/2035	86	66

Thornburg Mortgage Securities Trust
2.719% due 09/25/2046	5,400	5,047

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	7,136	6,707

WaMu Mortgage Alternative Pass- Through Certificates
5.266% due 07/25/2046	1,441	920

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	2,704	2,094
2.859% due 11/25/2045	598	483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.869% due 12/25/2045	$2,149	$1,667
2.889% due 10/25/2045	257	206
2.909% due 01/25/2045	505	403
2.919% due 01/25/2045	370	296
3.139% due 12/25/2027	1,548	1,373
4.138% due 08/25/2034	4,113	3,983
4.208% due 06/25/2033	453	452
4.229% due 03/25/2034	2,775	2,770
5.306% due 06/25/2046	4,350	3,434
5.326% due 02/25/2046	142	111
5.572% due 07/25/2046	1,554	1,051
5.572% due 10/25/2046	3,392	2,791
5.718% due 05/25/2041	65	61
5.726% due 06/25/2042	390	355
5.726% due 08/25/2042	163	150

Washington Mutual MSC Mortgage Pass- Through Certificates
7.020% due 02/25/2033	18	18

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	936	932
4.950% due 03/25/2036	6,338	6,042
5.609% due 04/25/2036	1,863	1,801
5.773% due 04/25/2036	1,216	976

		288,825

MUNICIPAL BONDS & NOTES 1.4%

Arkansas State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,873

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	5,147

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	630	500

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	6,719
5.000% due 06/01/2038	4,600	4,433

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	941

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,794

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,872
5.000% due 06/01/2041	500	403

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	330	278

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	123

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,479

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,529

		44,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.4%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	$5,716	$5,273
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	33	32
2.799% due 10/27/2037	15,400	14,589
2.849% due 06/25/2044	19	19
2.999% due 06/25/2029	39	38
4.196% due 11/01/2034	5,295	5,347
4.933% due 12/01/2034	236	238
5.000% due 05/11/2017 - 04/01/2038	138,000	137,689
5.483% due 03/01/2033	293	294
5.500% due 05/25/2027 - 05/01/2038	456,975	460,798
5.500% due 12/01/2032 - 09/01/2037 (h)	295,317	298,628
5.722% due 06/01/2043 - 10/01/2044	819	815
6.000% due 01/01/2023 - 07/25/2044	241,654	247,738
6.000% due 06/01/2031 - 09/01/2037 (h)	91,261	93,615
6.089% due 12/01/2036	408	412
6.500% due 04/01/2035 - 04/01/2036 (h)	1,274	1,324
6.500% due 08/01/2037 - 06/25/2044	37,345	38,652
7.244% due 05/01/2026	29	30

Federal Housing Administration
6.896% due 07/01/2020	1,175	1,181
7.430% due 09/01/2022 - 11/01/2022	86	87

Freddie Mac
2.859% due 08/25/2031	73	72
3.168% due 12/15/2030	547	535
3.268% due 12/15/2031	165	163
4.361% due 09/01/2035	311	313
4.500% due 07/15/2018	2,752	2,798
5.000% due 11/15/2021 - 12/15/2031	11,214	11,312
5.125% due 11/17/2017	17,600	18,940
5.226% due 03/01/2036	1,046	1,064
5.500% due 08/23/2017 - 04/01/2038	52,500	56,469
6.000% due 02/01/2037 - 09/01/2037 (h)	24,164	24,806
7.022% due 06/01/2024	73	74

Ginnie Mae
4.500% due 09/15/2033	43	42
5.125% due 10/20/2029	46	45
6.000% due 08/20/2034	4,337	4,440

Small Business Administration
4.625% due 02/01/2025	910	878
4.754% due 08/10/2014	63	63
5.110% due 04/01/2025	2,092	2,111

		1,430,960

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Notes
2.750% due 02/28/2013	66,200	67,400

Total United States (Cost $2,533,043)		2,512,905

SHORT-TERM INSTRUMENTS 13.0%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$55,000	55,000

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe General N.A.
2.770% due 06/16/2008	$68,200	$67,801

UBS Finance Delaware LLC
3.020% due 04/30/2008	500	499

		123,300

REPURCHASE AGREEMENTS 1.2%

Deutsche Bank AG
1.200% due 04/01/2008	31,400	31,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $32,031. Repurchase proceeds are $31,401.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	EUR	4,880	$4,880
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $4,981. Repurchase proceeds are $4,880.)

			36,280

U.S. TREASURY BILLS 8.0%
0.879% due 04/17/2008 - 07/17/2008 (c)(d)(e)(f)		259,500	258,705

Total Short-Term Instruments (Cost $418,743)			418,285

VALUE (000S)
PURCHASED OPTIONS (k) 2.0%
(Cost $23,549)	$63,583

Total Investments 153.4% (Cost $4,811,669)	$4,949,318

Written Options (l) (1.3%) (Premiums $23,089)	(40,752)

Other Assets and Liabilities (Net) (52.1%)	(1,682,758)

Net Assets (g) 100.0%	$3,225,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $74,850 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $3,381 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(f)	Securities with an aggregate market value of $3,978 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $64,408 and derivative instruments with an aggregate depreciation of ($7,664) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $328,445 at a weighted average interest rate of 4.487%. On March 31, 2008, securities valued at $418,155 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $42,850 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	303	$512
90-Day Euribor December Futures	Long	12/2009	500	887
90-Day Euribor June Futures	Long	06/2008	414	(141)
90-Day Euribor June Futures	Short	06/2009	113	12
90-Day Euribor March Futures	Short	03/2009	759	105
90-Day Euribor September Futures	Long	09/2008	226	219
90-Day Euribor September Futures	Short	09/2009	622	(12)
90-Day Eurodollar December Futures	Long	12/2009	2,532	901
90-Day Eurodollar March Futures	Short	03/2009	695	(220)
90-Day Eurodollar March Futures	Long	03/2010	777	66
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	7,175	5,782
Australia Government 10-Year Bond June Futures	Short	06/2008	486	(113)
Canada Government 10-Year Bond June Futures	Short	06/2008	38	(142)
Euro-Bobl June Futures	Short	06/2008	1,222	2,366
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	978	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	690	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	2,904	(3,138)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	3,577	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	220	141
Euro-Schatz June Futures	Short	06/2008	4,505	4,611
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	5,593	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	3,113	(996)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	8,240	(9,006)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	9,910	29,901
U.S. Treasury 10-Year Note June Futures	Short	06/2008	1,027	(778)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	943	(1,356)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	436	296
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2009	26	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	240	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	66	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	168	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	420	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2009	256	(174)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	84	(132)

				$29,421

66	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,000	$15
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	LEH		$2,600	19
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		10,000	(45)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	LEH		7,500	58
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		1,600	29
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		1,100	46
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,900	79
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	CITI		1,600	83
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	1,500	53
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$3,300	(23)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		500	(27)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		15,500	(775)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		1,400	23
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		2,700	80
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	JPM		4,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		25,700	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		7,600	9
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		11,700	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		5,300	11
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		11,200	26
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		1,500	153
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,300	85
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB		1,800	2
CenturyTel, Inc. 6.000% due 04/01/2017	Buy	(0.595%	)	06/20/2017	BOA		2,800	201
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.940%	)	12/20/2014	BOA		6,000	137
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		2,000	43
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,600	35
Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	MSC		$1,700	56
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		700	6
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		2,000	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		700	2
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,100	7
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.920%	)	06/20/2013	BNP		2,700	(5)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,100	18
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		900	17
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC		1,300	219
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP		2,300	161
Fannie Mae 5.500% due 06/09/2033	Buy	(0.780%	)	03/20/2013	BNP		9,200	(116)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		7,000	3
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.650%		12/20/2012	LEH		4,800	(835)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		10,600	(206)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.400%		03/20/2009	JPM		6,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,800	(32)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	BOA		1,700	(283)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		1,900	(317)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		2,200	317
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM		3,000	675
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,400	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,700	(98)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		1,700	(95)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	LEH		1,500	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	9.600%		03/20/2009	GSC		6,800	(333)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		5,200	(1,053)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	UBS		1,200	96
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		6,900	(18)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%	)	06/20/2018	JPM		5,700	33
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.370%	)	06/20/2018	CITI		3,800	52
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		700	77
HCP, Inc. 6.700% due 01/30/2018	Buy	(1.150%	)	03/20/2018	BCLY		2,900	568
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		800	5
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	RBS		2,900	26
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,800	5
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		$2,400	141
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		2,300	176
International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%	)	06/20/2017	CSFB		2,900	405
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		2,600	80
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		1,900	157

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%	)	03/20/2018	BOA		$5,200	$121
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB		3,600	86
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		200	5
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	RBS		2,900	678
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	33
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		$7,000	(61)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		9,500	(83)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		700	24
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		800	19
Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%	)	06/20/2012	BOA		500	7
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		700	16
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		700	63
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR		2,200	36
McKesson Corp. 5.700% due 03/01/2017	Buy	(0.380%	)	03/20/2017	BOA		1,900	61
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	MLP		2,100	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%	)	06/20/2017	UBS		2,700	150
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		2,200	62
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		2,200	207
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		3,000	(1)
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		1,500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		5,000	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,700	1
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,500	(119)
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		800	55
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		600	1
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		700	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,300	48
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,000	29
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,500	64
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY		3,100	75
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		$500	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		8,400	14
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011	CITI		1,600	18
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,300	82
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	CSFB		$2,300	118
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%		12/20/2008	MLP		6,300	(293)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		2,100	(129)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC		5,800	(316)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		300	(15)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,400	(337)
Southwest Airlines Co. 5.125% due 03/01/2017	Buy	(0.640%	)	03/20/2017	BCLY		3,300	250
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2012	HSBC		6,600	42
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		99,700	(371)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		17,900	72
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		5,000	27
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	MLP		3,700	693
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		2,100	4
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,000	61
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		100	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		5,800	(36)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,800	86
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$700	20
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		7,400	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY		1,000	48
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		2,000	97
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		2,900	158
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,500	42
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,500	96
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		$2,100	18
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%	)	01/20/2009	MLP		2,700	19
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		500	53

								$2,280

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH	$9,100	$(19)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	9,100	476
Dow Jones CDX N.A. HY8 Index	Sell	1.998%		06/20/2012	MLP	23,400	(2,165)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	DUB	600	(55)

68	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		$1,600	$(142)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		1,200	(52)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		1,700	(35)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,100	(54)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		1,984	(35)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		9,920	(175)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,900	196
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		58,300	3,933
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		16,400	1,091
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		4,900	330
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		10,600	713
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		80,200	2,680
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		37,200	2,233
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	CSFB		100,000	3,770
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	DUB		7,800	428
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		191,500	8,413
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		14,500	83
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	13,100	1,500
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		4,400	507
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,600	184
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		4,400	498
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$2,900	176
Home Equity Index AAA Rating 2006-1	Sell	0.180%		07/25/2045	GSC		200	1

								$24,480

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount upto the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	117,500	$(1,069)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		85,920	(769)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		17,400	(63)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		26,500	(83)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		79,300	(29)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		79,500	367
Pay	3-Month Canadian Bank Bill	5.000%	06/15/2015	MLP	CAD	3,000	210
Pay	3-Month USD-LIBOR	5.000%	12/17/2009	DUB		$51,300	1,178
Pay	3-Month USD-LIBOR	3.000%	06/18/2010	BCLY		786,500	7,790
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		32,400	(158)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		171,900	2,894
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		167,700	6,150
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		27,500	769
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		156,900	(6,680)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		118,000	(1,433)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		56,400	(2,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC		38,200	(212)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		134,500	(3,208)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		4,800	(50)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		60,400	(194)
Receive	3-Month USD-LIBOR	5.000%	06/20/2022	BOA		13,000	(1,381)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		8,000	14
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,400	(449)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		2,000	(301)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(57)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		113,500	(8,364)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		11,700	(1,012)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		59,300	(4,090)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,000	58
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		15,000	165
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		17,300	125
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,700	(123)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,300	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		8,300	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		3,300	(84)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,100	(149)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,000	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		18,700	(304)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	123,400	(602)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		94,000	(514)

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	6.000%	12/15/2010	CITI	AUD	60,000	$(2,841)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		349,600	3,457
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	CITI		36,400	105
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		106,000	319
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		21,400	85
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		27,900	(1,033)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		26,600	(997)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		2,000	2
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	DUB		40,200	61
Receive	6-Month Australian Bank Bill	6.000%	12/15/2015	CITI		34,200	3,009
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		15,800	984
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		15,300	963
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CSFB		6,500	59
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		22,000	226
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		78,200	672
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,100	(212)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		37,900	(531)
Pay	6-Month EUR-LIBOR	4.473%	06/12/2009	GSC	EUR	56,200	(174)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC		1,400	(3)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	270
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	1,671
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		90,000	557
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	953
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		200	(13)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		400	(22)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		46,700	(2,635)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		200	(11)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		500	(30)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(547)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		13,500	176
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		174,000	(2,369)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	RBS		17,100	114
Pay	6-Month EUR-LIBOR	3.750%	06/18/2013	GSC		147,300	(2,615)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		74,500	(409)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		46,100	15
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		110,500	(862)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		33,300	(193)
Receive	6-Month EUR-LIBOR	4.000%	06/16/2014	CITI		1,120	53
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		16,300	220
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		88,700	1,898
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		109,800	2,146
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		7,400	212
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		58,500	3,070
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	8
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		53,400	821
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		6,000	(267)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		8,900	(931)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		20,300	(2,074)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	1,336
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	590
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	33,200	(195)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		33,200	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		25,000	197
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		93,200	1,810
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	6.000%	09/17/2009	RBS		19,000	310
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		72,000	594
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		50,000	505
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		37,650	2,610
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		86,000	(434)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		9,800	384
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		15,500	614
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,300	1,541
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		35,000	1,413
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	1,635
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		10,000	422
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		26,300	164
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		34,000	(46)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		6,000	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	26
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		16,000	85
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(213)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	40

70	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS	GBP	14,200	$625
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	50
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		13,100	515
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		6,500	56
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		11,700	436
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(913)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	DUB		1,000	(78)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	250,000	1
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	BCLY		9,160,000	149
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC		10,200,000	(2,053)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		8,100,000	881
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,960,000	1,662
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		18,880,000	2,100
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		7,090,000	1,370
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		3,200,000	670
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		3,200,000	(1,727)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		5,530,000	(1,536)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		1,080,000	(349)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	DUB		1,350,000	(971)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		9,940,000	(7,285)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	UBS		1,420,000	(862)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(2,945)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(573)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	122,500	(4,221)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		90,000	(2,870)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(217)

							$(15,729)

(k)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	3,033	$55	$47
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	477	9	7
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	9,524	173	74
Call - CBOT U.S. Treasury 5-Year Note June Futures	138.000	05/23/2008	602	6	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	4,130	75	65
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	259	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	32	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	152.000	05/23/2008	969	17	15
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	500	9	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	200	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	162	1	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	506	5	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	5,407	98	84
Put - CBOT U.S. Treasury 10-Year Note June Futures	95.000	05/23/2008	1,226	22	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	672	12	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	12	0	0

				$ 490	$ 354

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$1,604
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,300	81	139
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,884
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	3,297
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	4,676
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	5,825
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	10,739
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	10,657
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,660
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	2,381

								$16,664	$42,862

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.200	04/09/2008	EUR	580,000	$40	$1
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	929
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	159
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	735
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	137
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$11,300	300	20
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	1,907
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	153
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	15,420
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	120
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	559

						$6,252	$20,140

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Australia Government Bond 5.250% due 03/15/2019	AUD	5.250	05/28/2008	AUD	41,600	$29	$57
Call - OTC Fannie Mae 5.000% due 06/01/2038		$106.000	06/05/2008		$50,000	6	0
Call - OTC Fannie Mae 5.500% due 05/01/2038		106.000	05/06/2008		49,300	6	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.906	06/27/2008		80,700	12	1
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		121.719	06/27/2008		58,500	7	0
Call - OTC U.S. Treasury Notes 4.875% due 08/15/2016		136.500	07/11/2008		100,000	12	0
Put - OTC Fannie Mae 5.000% due 06/01/2038		81.000	06/05/2008		97,000	11	28
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		171,800	20	123
Put - OTC Fannie Mae 6.000% due 04/01/2038		91.000	04/07/2008		83,000	10	0
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		30,000	3	0
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		24,000	3	18
Put - OTC Freddie Mac 5.500% due 04/01/2038		86.000	04/07/2008		15,500	2	0
Put - OTC Republic of Germany Government Bond 3.750% due 01/04/2015	EUR	91.000	05/23/2008	EUR	39,000	6	0
Put - OTC Spain Government Bond 4.400% due 01/31/2015		91.000	05/23/2008		42,000	6	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028		$78.000	05/09/2008		$20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		85.500	04/24/2008		16,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		94.000	04/24/2008		7,000	1	0

						$143	$227

(l)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,376	$1,051	$1,226
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	860	642	605
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	176	184	324
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	350	317	295
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	312	200	224
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	365	244	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	385	295	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	419	298	164
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	400	305	212
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	264	206	186
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	178	204	25
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	330	313	175

				$4,259	$3,466

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008	EUR	38,000	$575	$454
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	1,363
Put - OTC 30-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Pay	4.750%	06/18/2008	GBP	15,200	484	287
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$3,600	79	139
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,351
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	2,322
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	3,358
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	4,786
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		225,700	629	198

72	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$108,900	$992	$7,286
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	340,700	8,173	11,724
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	17,000	471	1,255
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	27,200	790	1,800

							$17,826	$36,323

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	50,600	$387	$111
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$21,100	156	69
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		2,500	20	138
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	24
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,200	63	112

						$689	$454

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038	$101.000	05/01/2008	$64,000	$315	$509

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	03/26/2008	$1,270	$1,371	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,336	4,492	0.14%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	3,967	3,635	0.11%

				$9,573	$9,498	0.29%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$44,000	$45,259	$47,700
Fannie Mae	5.000%	05/11/2017	19,000	19,929	20,036
Fannie Mae	5.000%	04/01/2038	165,000	158,803	163,324
Fannie Mae	5.500%	03/01/2038	10,200	10,055	10,077
Fannie Mae	5.500%	04/01/2038	280,800	282,896	283,476
Fannie Mae	5.500%	05/01/2038	41,000	40,668	40,520
Fannie Mae	6.000%	04/01/2038	21,000	21,099	21,515
Fannie Mae	6.500%	03/01/2038	3,500	3,589	3,585
Freddie Mac	5.125%	11/17/2017	17,600	18,092	18,835
Freddie Mac	5.500%	08/23/2017	37,000	40,077	41,269
Freddie Mac	6.000%	04/01/2038	25,800	25,909	26,457
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,351	2,365
U.S. Treasury Notes	2.750%	02/28/2013	66,200	66,599	67,657
U.S. Treasury Notes	3.000%	02/15/2009	100	102	102
U.S. Treasury Notes	3.250%	12/31/2009	80,700	82,958	83,772
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,717	6,037
U.S. Treasury Notes	4.250%	08/15/2013	58,500	63,177	64,300
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,906	65,353
U.S. Treasury Notes	4.250%	11/15/2014	2,000	2,166	2,228
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,560	2,610
U.S. Treasury Notes	4.500%	02/15/2016	48,000	51,974	53,230
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,532
U.S. Treasury Notes	4.625%	11/15/2016	65,600	72,132	73,895
U.S. Treasury Notes	4.625%	02/15/2017	42,400	44,884	46,844
U.S. Treasury Notes	4.875%	08/15/2016	239,100	265,841	270,624
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,322	13,722

				$1,419,154	$1,446,065

(2)	Market value includes $8,991 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	20,566	04/2008	$0	$(115)	$(115)
Buy	BRL	158,998	07/2008	3,354	0	3,354
Sell		112,857	07/2008	824	(646)	178
Buy		40,258	12/2008	417	0	417
Sell		39,918	12/2008	439	(84)	355
Buy	CAD	377	04/2008	0	(13)	(13)
Sell		40,929	04/2008	1,241	0	1,241
Buy	CLP	479,200	12/2008	91	0	91
Buy	CNY	161,466	04/2008	774	0	774
Sell		161,466	04/2008	0	(475)	(475)
Buy		218,904	07/2008	2,021	0	2,021
Sell		218,904	07/2008	0	(1,863)	(1,863)
Sell	DKK	23,088	06/2008	0	(179)	(179)
Buy	EUR	748,862	04/2008	14,350	(1)	14,349
Sell		3,880	04/2008	0	(1)	(1)
Buy	GBP	73,526	04/2008	382	(9)	373
Sell		4,075	04/2008	148	0	148
Buy	INR	622,790	05/2008	286	0	286
Buy		260,245	08/2008	0	(127)	(127)
Buy	JPY	123,215	04/2008	7	0	7
Sell		102,476,000	04/2008	0	(52,156)	(52,156)
Buy		173,857,275	05/2008	42,958	(526)	42,432
Sell		102,476,000	05/2008	3,350	0	3,350
Buy	KRW	21,102,537	05/2008	0	(1,540)	(1,540)
Sell		8,940,359	05/2008	753	0	753
Buy		9,830,645	08/2008	0	(693)	(693)
Sell		6,199,828	08/2008	264	0	264
Buy	MXN	12,202	07/2008	30	0	30
Sell		10,246	07/2008	0	(30)	(30)
Buy	MYR	184,266	05/2008	3,351	0	3,351
Buy	PHP	242,258	05/2008	0	(231)	(231)
Buy	PLN	390	07/2008	32	0	32
Buy	RUB	332,538	07/2008	894	0	894
Buy		173,136	11/2008	262	0	262
Sell		41,042	11/2008	0	(43)	(43)
Buy	SEK	144,630	06/2008	880	0	880
Buy	SGD	1,986	05/2008	64	0	64
Buy		12,164	08/2008	308	0	308
Sell		8,391	08/2008	0	(64)	(64)
Buy		10,763	11/2008	210	0	210
Buy	TWD	93,504	09/2008	50	0	50
Buy	ZAR	8,983	07/2008	0	(114)	(114)

				$77,740	$(58,910)	$18,830

74	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%

Mizuho Finance Aruba AEC
2.560% due 05/29/2049	JPY	500,000	$5,039

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	2,038

Total Aruba (Cost $6,115)			7,077

AUSTRALIA 1.5%

National Australia Bank Ltd.
2.769% due 06/19/2017		$500	467
2.926% due 06/29/2016		5,600	5,251

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,969

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	26,815

Seven Media Group
9.392% due 02/07/2013		1,524	1,288
9.402% due 02/07/2013		6,095	5,153
9.835% due 02/07/2013		191	161

Total Australia (Cost $40,847)			42,104

AUSTRIA 0.8%

Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	20,988

Total Austria (Cost $13,683)			20,988

BELGIUM 0.3%

Belgium Government Bond
7.500% due 07/29/2008	EUR	6,100	9,732

Total Belgium (Cost $5,564)			9,732

CANADA 2.7%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	50,297

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,315

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,625

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,981
5.750% due 12/01/2036		2,600	2,914

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,099

Total Canada (Cost $73,996)			74,231

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.820% due 11/26/2010		$1,650	1,685

Green Valley Ltd.
8.376% due 01/10/2011	EUR	2,400	3,819

Longpoint Re Ltd.
8.050% due 05/08/2010		$2,900	2,940

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	4,012
1.466% due 12/31/2049		300,000	3,042

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$4,300	4,285

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	$8,735

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,695

Mystic Re Ltd.
9.390% due 12/05/2008		$750	744

Pylon Ltd.
8.517% due 12/29/2008	EUR	1,350	2,142

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		6,300	6,420

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	5,833	58

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,734

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,913

Total Cayman Islands (Cost $55,800)			54,220

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	804	176

Nykredit Realkredit A/S
4.000% due 01/01/2010		2,000	420
5.000% due 10/01/2038		11,997	2,393
6.000% due 10/01/2029		1,410	308

Realkredit Danmark A/S
5.000% due 10/01/2038		98,079	19,596

Total Denmark (Cost $19,590)			22,893

FRANCE 8.3%

AXA S.A.
3.750% due 01/01/2017	EUR	828	1,648

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,728

Credit Agricole S.A.
3.090% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	4,967

France Government Bond
4.000% due 04/25/2009	EUR	5,185	8,203
4.000% due 10/25/2009		30,070	47,686
4.000% due 04/25/2014		38,275	60,964
4.000% due 10/25/2014		11,200	17,802
4.000% due 10/25/2038		4,000	5,644
4.000% due 04/25/2055		600	836
4.750% due 04/25/2035		1,000	1,602
5.250% due 04/25/2008		26,800	42,333
5.750% due 10/25/2032		11,800	21,560
6.000% due 10/25/2025		3,400	6,314

Total France (Cost $227,602)			230,990

GERMANY 12.8%

Deutsche Bank AG
5.375% due 10/12/2012		$6,200	6,489
6.000% due 09/01/2017		5,700	5,949

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,258

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Republic of Germany
3.750% due 01/04/2017	EUR	11,300	$17,627
4.000% due 01/04/2037		3,900	5,627
4.750% due 07/04/2034		4,300	6,981
5.000% due 07/04/2011		100	165
5.375% due 01/04/2010		4,100	6,664
5.500% due 01/04/2031		23,150	41,297
5.625% due 01/04/2028		26,770	48,233
6.250% due 01/04/2024		7,600	14,512
6.250% due 01/04/2030		5,512	10,688
6.500% due 07/04/2027		95,560	189,172

Total Germany (Cost $345,744)			355,662

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$3,700	2,801

Landsbanki Islands HF
3.792% due 08/25/2009		2,400	2,177

Total Iceland (Cost $6,120)			4,978

IRELAND 0.8%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Celtic Residential Irish Mortgage Securitisation
4.535% due 06/13/2035		1,349	2,066

Emerald Mortgages PLC
4.569% due 04/15/2028		1,106	1,745
4.569% due 02/15/2035		332	506

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,301	6,098

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	4,661	7,234

Total Ireland (Cost $19,689)			21,873

ITALY 0.3%

Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,593
5.500% due 11/01/2010		1,700	2,794

Total Italy (Cost $7,815)			8,387

JAPAN 28.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,504

Japan Government Bond
1.100% due 09/20/2012	JPY	5,920,000	60,431
1.500% due 03/20/2011		4,130,000	42,465
1.500% due 03/20/2014		6,760,000	70,617
1.600% due 06/20/2014		2,540,000	26,701
1.800% due 06/20/2017		10,700,000	113,064
2.300% due 06/20/2035		7,380,000	73,196
2.400% due 03/20/2034		2,470,000	25,108
2.500% due 09/20/2035		4,570,000	47,223
2.500% due 06/20/2036		4,490,000	46,214
2.500% due 09/20/2036		4,840,000	49,789
2.500% due 09/20/2037		40,000	411

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,087,560	10,718
1.000% due 06/10/2016		3,491,140	34,722

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 12/10/2016	JPY	6,092,160	$61,051
1.200% due 03/10/2017		50,250	507
1.200% due 06/10/2017		10,211,100	102,494
1.200% due 12/10/2017		120,240	1,205

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,745

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	400,000	4,020
1.850% due 09/29/2049		100,000	1,006
1.880% due 12/01/2049		600,000	6,065
5.625% due 07/29/2049		$1,300	1,102

Total Japan (Cost $704,165)			790,800

JERSEY, CHANNEL ISLANDS 0.3%

Haus Ltd.
4.512% due 12/10/2037	EUR	1,825	2,852

Lloyds TSB Capital
7.375% due 12/29/2049		500	796

UBS Capital Ltd.
7.152% due 12/29/2049		4,100	5,711

Total Jersey, Channel Islands (Cost $8,237)			9,359

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,737

Total Liberia (Cost $1,764)			1,737

LUXEMBOURG 0.0%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$900	899

Total Luxembourg (Cost $900)			899

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,967

Total Mexico (Cost $3,200)			2,967

NETHERLANDS 0.8%

Delphinus BV
4.568% due 04/25/2093	EUR	1,500	2,336

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,286

Dutch Mortgage Portfolio Loans BV
4.608% due 11/20/2035	EUR	936	1,416

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079		2,432	3,755

Generali Finance BV
5.479% due 02/28/2049		2,300	3,157

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		589	918

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,940

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$4,400	4,405

Total Netherlands (Cost $19,701)			22,213

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	$2,012

Total Netherlands Antilles (Cost $1,703)			2,012

NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,105

Total New Zealand (Cost $1,232)			2,105

RUSSIA 0.3%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	993

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$4,733	4,726

VTB Capital S.A.
6.875% due 12/11/2008		1,400	1,420

Total Russia (Cost $6,973)			7,139

SPAIN 1.1%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,050

Spain Government Bond
4.200% due 07/30/2013	EUR	2,200	3,529
4.200% due 01/31/2037		2,300	3,325
5.350% due 10/31/2011		11,100	18,381

Total Spain (Cost $23,649)			31,285

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	1,074

Total Supranational (Cost $1,057)			1,074

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$6,000	6,149

Total Switzerland (Cost $5,993)			6,149

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,200

Total Tunisia (Cost $5,565)			6,200

UNITED KINGDOM 7.3%

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,214
7.434% due 09/29/2049		3,300	2,989

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	1,570	2,466

HBOS PLC
5.920% due 09/29/2049		$14,000	10,317

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,034

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	$6,072

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,396

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,556
4.750% due 06/07/2010		26,860	54,257
5.000% due 03/07/2012		12,830	26,487
8.000% due 09/27/2013		14,100	33,438

Total United Kingdom (Cost $201,051)			203,023

UNITED STATES 78.3%

ASSET-BACKED SECURITIES 1.0%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032		$9	8

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		221	211

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		100	86
2.999% due 10/27/2032		166	155

Citicorp Residential Mortgage Securities, Inc.
2.689% due 03/25/2037		7,611	7,285

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047		9,828	9,319

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		89	80

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		16	16

Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031		400	396

Residential Asset Securities Corp.
3.099% due 07/25/2032		287	261

SLM Student Loan Trust
3.321% due 10/27/2014		3,880	3,862
3.800% due 12/15/2038		3,000	2,933

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		3,698	3,561

			28,173

BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
6.800% due 08/03/2012		18,408	15,311

Ford Motor Co.
5.800% due 12/15/2013		2,173	1,786

Georgia-Pacific Corp.
4.446% due 12/20/2012		376	349
4.740% due 12/20/2012		4,048	3,760
4.835% due 12/20/2012		476	442

HCA, Inc.
4.946% due 11/16/2013		4,752	4,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	80
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		200	178
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	267

NRG Energy, Inc.
4.196% due 02/01/2013		948	890

TXU Technology
6.596% due 10/10/2014		3,000	2,731

			30,518

76	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		$7,000	$6,954

CORPORATE BONDS & NOTES 14.8%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,448

American Express Co.
7.000% due 03/19/2018		13,900	14,629

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	6,562
5.850% due 01/16/2018		$6,400	6,297

Amgen, Inc.
3.170% due 11/28/2008		2,700	2,697

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,763

AT&T, Inc.
3.278% due 11/14/2008		500	500
5.500% due 02/01/2018		16,200	15,898
6.300% due 01/15/2038		11,100	10,771

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,027

Bank of America Corp.
3.155% due 11/06/2009		7,500	7,448
4.750% due 05/23/2017	EUR	12,700	18,843

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$12,000	12,021

BellSouth Corp.
5.200% due 09/15/2014		3,000	3,000

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,031

Charter One Bank N.A.
3.294% due 04/24/2009		13,550	13,472

CIT Group, Inc.
3.190% due 08/17/2009		7,800	6,555

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	18,382

Citigroup, Inc.
6.000% due 08/15/2017		7,000	6,919

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,703

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,522

CSX Corp.
6.750% due 03/15/2011		2,500	2,644

CVS Caremark Corp.
5.750% due 08/15/2011		900	943

Daimler Finance North America LLC
3.218% due 03/13/2009		6,600	6,520
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,500	1,534

EchoStar DBS Corp.
5.750% due 10/01/2008		410	409
6.375% due 10/01/2011		700	674

Exelon Corp.
6.750% due 05/01/2011		900	951

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		400	393
5.800% due 01/12/2009		600	572
6.625% due 06/16/2008		2,300	2,274

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,100	1,083

GATX Financial Corp.
5.125% due 04/15/2010		500	506

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.941% due 12/12/2008		$4,800	$4,810
4.625% due 09/15/2066	EUR	700	960
6.375% due 11/15/2067		$7,900	7,747

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,910

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 04/01/2011		$6,700	5,198
6.000% due 12/15/2011		4,300	3,219
6.750% due 12/01/2014		2,800	1,985
7.000% due 02/01/2012		3,200	2,437

Goldman Sachs Group, Inc.
3.049% due 03/22/2016		2,900	2,525
5.375% due 02/15/2013	EUR	2,000	3,039
6.250% due 09/01/2017		$700	706

HCP, Inc.
5.950% due 09/15/2011		1,000	971

Humana, Inc.
6.300% due 08/01/2018		1,800	1,794

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,859
5.400% due 02/15/2012		2,700	2,667

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		4,670	4,811

JPMorgan Chase & Co.
3.125% due 05/07/2010		8,900	8,790
6.000% due 01/15/2018		10,000	10,455

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	3,119
6.000% due 10/01/2017		$7,400	7,732

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,213

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,597

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,979
6.950% due 01/15/2038		9,000	8,860

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		6,800	6,622

Lennar Corp.
5.950% due 10/17/2011		900	765

Loews Corp.
5.250% due 03/15/2016		1,200	1,202

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		900	890

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,279

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,198

Masco Corp.
5.875% due 07/15/2012		1,000	1,009

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		3,800	3,723

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,205

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,407

Morgan Stanley
3.212% due 05/07/2009		6,400	6,295
4.738% due 10/15/2015		5,100	4,136
6.250% due 08/28/2017		1,300	1,296

NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

NiSource Finance Corp.
5.400% due 07/15/2014		$1,200	$1,188

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	996

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	6,936

Qwest Communications International, Inc.
6.565% due 02/15/2009		200	199

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,246

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,186

Reynolds American, Inc.
3.500% due 06/15/2011		800	752
6.750% due 06/15/2017		700	712

Ryder System, Inc.
3.500% due 03/15/2009		900	905

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,687

Southwest Airlines Co.
6.500% due 03/01/2012		500	517

Sprint Capital Corp.
8.750% due 03/15/2032		800	677

SUPERVALU, Inc.
7.500% due 11/15/2014		400	406

Time Warner, Inc.
3.300% due 11/13/2009		3,400	3,257

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,547

U.S. Bancorp
2.708% due 04/28/2009		8,200	8,155

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,881

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	14,436
6.875% due 02/15/2038		1,800	1,725

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	14,655

Viacom, Inc.
5.750% due 04/30/2011		6,100	6,171

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,580

Xerox Corp.
9.750% due 01/15/2009		2,600	2,702

			410,729

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		733	712

American Home Mortgage Assets Trust
5.246% due 11/25/2046		3,051	2,432

Banc of America Funding Corp.
6.142% due 01/20/2047		956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,621	4,250

BCAP LLC Trust
2.769% due 01/25/2037		11,662	8,228

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		15,729	15,044
4.409% due 05/25/2034		1,645	1,618
4.488% due 02/25/2034		178	166
4.550% due 08/25/2035		12,631	12,186
4.641% due 10/25/2033		976	934
4.641% due 05/25/2034		914	890

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,156	$4,241
5.808% due 11/25/2036	7,091	5,556
5.936% due 02/25/2036	9,036	6,685

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	6,100	6,012

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,222	4,196
4.900% due 10/25/2035	15,090	14,409
4.900% due 12/25/2035	718	684

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,381

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,939

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	1,075	942
6.000% due 01/25/2037	3,903	3,153

Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	62	46
4.800% due 11/25/2034	1,459	1,371
6.136% due 08/25/2034	428	383

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	822	764
4.938% due 12/15/2040	434	432
5.104% due 07/25/2033	164	158
5.638% due 05/25/2032	69	69

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,023	985
4.749% due 07/25/2033	212	211
5.370% due 08/25/2035	690	650

GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	3,300	3,321

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	2,926	2,878

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	396	328

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,998

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,184	1,114
4.539% due 09/25/2035	1,928	1,817

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	2,936	2,236
5.076% due 05/19/2033	1,585	1,536
5.137% due 07/19/2035	302	289

Impac CMB Trust
4.135% due 07/25/2033	171	161

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	384	350

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,433	2,174

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927
6.465% due 11/15/2035	10,100	10,380

JPMorgan Mortgage Trust
4.389% due 11/25/2033	994	946
5.023% due 02/25/2035	2,460	2,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$431	$430

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,342

MASTR Asset Securitization Trust
5.500% due 11/25/2017	756	745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,618
5.414% due 07/12/2046	7,200	7,079
5.957% due 08/12/2049	6,000	6,066

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	726	496
6.852% due 02/25/2033	580	580

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	472	381
4.250% due 10/25/2035	7,428	6,980

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606
6.500% due 03/25/2032	302	289

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	688	616
4.590% due 04/25/2034	924	874

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	1,619	1,227

WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046	1,521	971

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	1,104	892
2.909% due 01/25/2045	1,323	1,056
3.139% due 12/25/2027	4,150	3,770
4.208% due 06/25/2033	453	452
5.220% due 02/27/2034	1,254	1,193
5.718% due 05/25/2041	25	23

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	15,440	14,742
4.950% due 03/25/2036	11,581	11,040
5.773% due 04/25/2036	1,216	976

		237,059

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	9,742

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	4,031
5.000% due 06/01/2037	1,000	974
5.000% due 11/01/2037	700	682

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	830	659

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,101

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	1,061

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	829

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	$20	$23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,690

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	200

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	532

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	600	506

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	306
5.500% due 06/01/2017	600	622

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,511

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	122

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	8,300	3,206

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	5,919

		40,462

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
4.946% due 12/31/2049	640	6,672

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 48.7%

Fannie Mae
2.719% due 03/25/2034	$237	228
4.196% due 11/01/2034	8,737	8,823
4.933% due 12/01/2034	1,654	1,664
5.000% due 05/11/2017 - 04/01/2038	23,003	23,989
5.000% due 08/01/2035 - 03/01/2036 (e)	25,318	25,100
5.500% due 01/01/2023 - 04/01/2038	468,450	473,402
5.500% due 11/01/2028 - 09/01/2037 (e)	263,564	266,528
5.627% due 04/01/2032	141	144
5.825% due 01/01/2023	60	61
6.000% due 07/01/2034 - 07/01/2037 (e)	64,857	66,596
6.000% due 11/01/2034 - 07/25/2044	269,616	276,384
6.500% due 02/01/2026 - 04/01/2038	62,524	64,785
6.500% due 12/01/2028 - 07/01/2037 (e)	11,116	11,540
6.915% due 11/01/2022	18	19
6.950% due 08/01/2023	170	174
7.149% due 12/01/2030	25	25

78	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.048% due 02/15/2019	$16,989	$16,884
3.168% due 12/15/2030	967	946
4.361% due 09/01/2035	712	716
5.000% due 03/15/2016 - 08/15/2035	10,000	9,497
5.125% due 11/17/2017	16,000	17,218
5.500% due 08/23/2017 - 04/01/2038	52,000	55,156
5.722% due 10/25/2044	7,061	6,994
7.141% due 06/01/2022	287	294
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	272	272
5.625% due 07/20/2022 - 08/20/2027	638	643
6.000% due 08/20/2034	6,710	6,869
6.375% due 05/20/2022 - 05/20/2030	1,243	1,271

Small Business Administration
5.980% due 05/01/2022	4,924	5,219
6.344% due 08/01/2011	952	983
6.640% due 02/01/2011	384	399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$8,145	$9,278
5.980% due 04/01/2036	1,855	2,095

		1,354,200

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Bonds
8.125% due 05/15/2021	2,601	3,685

U.S. Treasury Notes
2.750% due 02/28/2013	57,000	58,028

		61,713

Total United States (Cost $2,182,417)		2,176,480

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 1.3%

Bank of America Corp.
2.920% due 08/26/2008	$26,600	26,303

UBS Finance Delaware LLC
2.940% due 06/06/2008	3,800	3,780
3.035% due 06/02/2008	5,700	5,673

		35,756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.6%

Deutsche Bank AG
1.200% due 04/01/2008	$73,200	$73,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $74,797. Repurchase proceeds are $73,202.)

U.S. TREASURY BILLS 2.7%
1.310% due 05/29/2008 - 06/12/2008 (a)(b)(c)(f)	74,996	74,656
Total Short-Term Instruments (Cost $183,753)		183,612

PURCHASED OPTIONS (h) 1.6%
(Cost $20,509)		43,925

Total Investments 156.2% (Cost $4,194,434)		$4,344,114

Written Options (i) (1.0%) (Premiums $19,581)		(29,227)

Other Assets and Liabilities (Net) (55.2%)		(1,533,895)

Net Assets (d) 100.0%		$2,780,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $48,010 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $4,164 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $7,012 and derivative instruments with an aggregate depreciation of ($9,478) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $372,889 at a weighted average interest rate of 4.516%. On March 31, 2008, securities valued at $369,718 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,660 and cash of $37,213 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	284	$466
90-Day Euribor June Futures	Long	06/2008	317	(189)
90-Day Euribor March Futures	Short	03/2009	143	91
90-Day Euribor March Futures	Short	03/2010	47	10
90-Day Euribor September Futures	Long	09/2008	74	(87)
90-Day Eurodollar December Futures	Long	12/2009	6,069	2,385
90-Day Eurodollar June Futures	Long	06/2008	9	55
90-Day Eurodollar June Futures	Short	06/2009	500	(142)
90-Day Eurodollar March Futures	Long	03/2010	535	105
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	1,470	953
Australia Government 10-Year Bond June Futures	Short	06/2008	385	(89)
Canada Government 10-Year Bond June Futures	Short	06/2008	68	(260)
Euro-Bobl June Futures	Short	06/2008	2,343	3,531
Euro-Bobl June Futures Call Options Strike @ EUR 119.000	Long	06/2008	791	0
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	358	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	931	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	3,288	(3,323)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	1,607	0
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	1,097	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	200	128
Euro-Schatz June Futures	Short	06/2008	2,991	2,515
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	1,601	0
Euro-Schatz June Futures Put Options Strike @ EUR 109.500	Long	06/2008	41	0
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	1,349	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,083	(15)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	4,067	(1,790)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,667	17,275

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	802	$(539)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	839	(1,277)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	105	72
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	359	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	46	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	844	(173)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	215	(601)

				$19,082

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,400	$22
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$11,700	(51)
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	BCLY		2,600	36
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		2,100	38
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		2,000	84
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,100	46
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	4,300	153
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$6,500	(46)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		3,000	50
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		4,300	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		29,600	(29)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	MLP		15,600	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		19,900	23
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		8,100	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		21,700	50
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,500	92
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		3,800	81
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,800	39
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$1,500	79
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR		2,700	53
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		1,000	9
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		1,000	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,500	10
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.930%	)	06/20/2013	CITI		4,900	(11)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,200	20
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		1,100	20
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	BOA		900	23
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		11,700	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		6,300	(123)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		11,400	(202)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		3,000	(470)
GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	BEAR		500	6
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.320%		03/20/2013	RBS		12,500	33
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		500	128
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		3,200	828
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,500	(7)
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		6,700	1,774
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,300	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		700	(39)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	JPM		6,100	(305)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		4,800	(972)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		8,200	(22)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR		2,900	221
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		1,000	110
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.050%	)	09/20/2018	BCLY		1,800	144
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,900	5
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$2,900	175
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		2,700	159
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		1,600	123
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC		1,000	78
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		2,600	358
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	LEH		5,000	124
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		3,500	87
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	BOA		5,000	128
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		1,500	38

80	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	$33
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$2,400	257
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		7,700	(67)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		10,400	(90)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		900	30
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		1,150	27
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		900	21
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA		4,300	177
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		1,000	90
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	LEH		2,000	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	BOA		2,100	114
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		6,500	(45)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		10,600	(47)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	06/20/2013	RBS		700	0
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		1,900	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	RBS		2,600	234
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR		2,500	227
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		2,400	(2)
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		7,300	1
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		4,400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,400	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		800	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,200	(95)
National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	BCLY		4,300	78
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		1,150	79
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		800	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		600	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,500	52
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		1,000	9
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,100	30
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,600	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC		$1,200	33
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY	EUR	3,000	72
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		$1,700	103
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	BCLY		1,900	(195)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		1,200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		6,200	10
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	DUB		900	3
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,900	120
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		$4,600	(211)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		1,900	(117)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		1,300	(65)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		3,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,600	(385)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	DUB		500	24
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		31,000	(115)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		51,700	(192)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		11,200	45
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		8,400	46
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		1,600	3
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,400	86
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		700	(4)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,900	91
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$1,000	29
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		2,400	4
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		3,300	4
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	RBS		5,000	230
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		1,100	60
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,600	45
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,600	102
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		$2,800	22

								$4,187

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$8,200	$(17)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		8,200	429
Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	MLP		600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		22,900	(2,029)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		3,000	(129)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		2,400	(49)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,200	(55)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		2,976	(53)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		15,872	(281)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,400	162
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		43,700	2,948
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		9,300	619
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		15,000	1,010
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		12,000	807
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		341,100	11,399
Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	LEH		20,900	(91)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BCLY		14,500	710
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		38,400	2,305
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		76,600	3,465
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	JPM		68,900	3,824
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		12,100	69
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	11,300	1,297
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		5,200	599
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		900	102
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,800	207
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		6,300	713

								$27,909

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	109,100	$(992)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		97,490	(877)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		3,500	(13)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		3,500	(11)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		78,000	361
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	2,700	(84)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2017	DUB		3,300	(286)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		3,700	(103)
Pay	3-Month Canadian Bank Bill	5.500%	06/15/2035	DUB		1,900	140
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BCLY		$105,000	1,158
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BOA		31,000	346
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		61,400	175
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		209,600	1,107
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		158,000	1,639
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	GSC		313,900	3,919
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		457,300	5,531
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		303,400	3,506
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		4,000	147
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		257,800	(10,976)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		16,700	(1,306)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		4,400	(413)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		8,200	(584)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		29,700	(2,243)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		24,500	(1,804)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		56,200	(4,813)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		9,900	(979)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MSC		21,700	(1,786)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		149,300	(13,926)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	UBS		15,500	(1,375)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		81,200	4,773
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		125,300	5,883
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		10,400	19
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,300	64
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		18,000	(2,741)
Receive	3-Month USD-LIBOR	5.000%	06/20/2037	BCLY		800	(146)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		15,700	(668)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		129,800	(9,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		34,100	(2,950)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		15,600	(809)

82	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	16,000	$97
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		19,000	206
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		20,500	152
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		7,100	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,600	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,100	(179)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		1,300	(33)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,500	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,300	(30)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		20,500	(333)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	70,250	(2,563)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		40,700	(1,454)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		174,900	(902)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		91,800	(502)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		287,500	2,818
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		113,900	342
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		57,900	231
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		9,800	(363)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		9,000	(337)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		20,500	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		39,700	2,771
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		27,400	1,966
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		5,600	349
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		5,200	327
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		100,400	851
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,000	(210)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		32,900	(461)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2009	BCLY	EUR	33,000	(277)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		71,600	434
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,240)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,000	93
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		97,700	614
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		2,300	(146)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		4,770	(265)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		700	(45)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		3,100	(174)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		85,200	(2,317)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(635)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		139,200	2,459
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		69,300	(1,113)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		46,100	2,679
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		29,500	1,715
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	DUB		20,100	557
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		87,300	2,421
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		71,800	(394)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		109,000	35
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		141,100	(1,100)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		20,300	273
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		91,330	325
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		16,900	477
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		13,620	33
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		9,400	189
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		37,050	1,871
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		66,750	3,116
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		20,600	1,082
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		8,400	(296)
Receive	6-Month EUR-LIBOR	4.435%	06/18/2034	DUB		6,900	769
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	DUB		6,600	(126)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	31
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		24,500	377
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		1,500	(64)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		14,400	(1,503)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		23,200	(2,370)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,000	270
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	627
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	10,000	(59)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		11,200	22
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		5,000	97
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	GSC		20,000	165
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		76,000	627
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		5,600	56
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		43,500	333
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		8,150	565
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		31,000	(156)

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI	GBP	2,800	$95
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	1,083
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	1,288
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	99
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		69,000	2,821
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		45,800	286
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		46,200	(29)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,000	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		800	7
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	5
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	27
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		36,300	695
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		19,300	210
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		6,600	308
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		10,400	409
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	(150)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	(283)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		6,900	749
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		4,300	488
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		21,900	817
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(1,088)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	200,000	1
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM		500,000	(66)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(258)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		7,570,000	294
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		5,740,000	624
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,000,000	1,390
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		13,390,000	1,490
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		10,680,000	2,063
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		5,440,000	1,138
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		4,800,000	(2,591)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		2,830,000	(790)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		3,490,000	(964)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		11,560,000	(3,210)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		2,500,000	4
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		4,840,000	(3,593)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,480,000	(3,108)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(859)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	160,500	(5,599)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		27,200	(997)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		41,900	(1,502)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		16,300	(520)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(75)

							$(27,574)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	1,527	$28	$24
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	6,802	123	53
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	6,034	110	94
Call - CBOT U.S. Treasury 10-Year Note June Futures	142.000	05/23/2008	104	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	176	3	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	156.000	05/23/2008	1,500	27	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	929	9	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	4,747	86	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	1,066	19	17
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	308	6	5
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	183	3	3
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	0

				$423	$318

84	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$1,135
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$30,100	292	503
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	2,223
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	4,505
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	6,122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	11,068
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	1,141

								$14,766	$26,697

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.367	05/19/2010	EUR	5,300	$254	$985
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	169
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	770
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	144
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$40,000	1,063	70
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,063	6,750
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	74
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	7,490
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	20
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	93

						$5,181	$16,565

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Republic of Germany 6.500% due 07/04/2027	EUR	102.000	05/22/2008	EUR	50,000	$8	$0
Call - OTC Fannie Mae 5.000% due 04/01/2038		$106.000	04/07/2008		$25,000	3	0
Call - OTC Fannie Mae 5.000% due 06/01/2038		105.313	06/05/2008		258,500	30	0
Call - OTC Fannie Mae 5.500% due 04/01/2038		104.875	04/07/2008		88,500	11	0
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010		103.250	06/20/2008		100,000	12	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.237	07/11/2008		73,500	9	28
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013		122.781	06/27/2008		37,400	4	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2014		125.375	06/20/2008		25,100	3	0
Call - OTC U.S. Treasury Notes 3.000% due 02/15/2009		101.699	07/11/2008		16,300	2	3
Call - OTC U.S. Treasury Notes 3.500% due 12/15/2009		105.094	06/27/2008		75,000	9	0
Call - OTC U.S. Treasury Notes 4.000% due 04/15/2010		107.031	07/11/2008		25,000	3	4
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		123.000	06/20/2008		54,000	4	0
Call - OTC U.S. Treasury Notes 4.625% due 07/31/2012		118.531	07/11/2008		15,000	2	0
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		66,300	8	47
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		35,000	4	0
Put - OTC Fannie Mae 6.000% due 05/01/2038		93.000	05/06/2008		28,000	3	16
Put - OTC Fannie Mae 6.000% due 06/01/2038		92.188	06/05/2008		87,000	10	207
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		36,925	4	27
Put - OTC Freddie Mac 5.500% due 06/01/2038		86.000	06/05/2008		19,000	2	13
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		81.000	05/28/2008		17,600	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		91.000	04/08/2008		18,600	4	0

						$139	$345

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,254	$954	$1,117
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	765	571	538
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	148	154	273
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	320	290	270
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	282	181	203
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	333	223	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	359	275	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	364	259	142
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	300	229	159
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	273	213	192
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	148	170	21
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	277	262	147

				$3,781	$3,090

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	39,300	$577	$959
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$13,100	286	506
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,631
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	3,218
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	5,006
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		168,400	474	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	12,175
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	842

								$14,816	$24,485

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	44,600	$349	$98
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$18,700	138	61
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		17,400	138	963
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	56
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	8
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	37

						$718	$1,223

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$54,000	$266	$429

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,378	$4,797	0.17%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	02/13/2017	$42,000	$43,202	$45,532
Fannie Mae	5.000%	05/11/2017	17,000	17,831	18,136
Fannie Mae	5.000%	04/01/2038	152,500	148,118	150,951
Fannie Mae	5.500%	04/01/2038	358,000	361,428	361,412
Freddie Mac	5.125%	11/17/2017	16,000	16,448	17,123
Freddie Mac	5.500%	08/23/2017	33,000	35,745	36,474
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	2.750%	02/28/2013	57,000	57,343	58,255
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,614	16,577
U.S. Treasury Notes	3.250%	12/31/2009	73,500	75,454	76,239
U.S. Treasury Notes	4.000%	04/15/2010	25,000	26,158	26,225
U.S. Treasury Notes	4.000%	02/15/2015	7,600	8,110	8,245
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,198	5,489
U.S. Treasury Notes	4.250%	08/15/2013	50,400	54,429	55,397
U.S. Treasury Notes	4.250%	11/15/2013	37,400	40,130	41,556
U.S. Treasury Notes	4.250%	11/15/2014	25,100	27,182	27,965
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,827	28,500
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,531
U.S. Treasury Notes	4.625%	11/15/2016	119,800	131,729	134,949
U.S. Treasury Notes	4.625%	02/15/2017	84,000	88,920	92,803
U.S. Treasury Notes	4.875%	08/15/2016	292,200	324,935	330,724
U.S. Treasury Notes	5.125%	05/15/2016	79,590	89,858	92,551

				$1,713,536	$1,742,982

(2)	Market value includes $12,844 of interest payable on short sales.

86	PIMCO Funds	See Accompanying Notes

March 31, 2008

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	37,777	04/2008	$0	$(212)	$(212)
Buy	BRL	118,221	07/2008	2,300	0	2,300
Sell		85,111	07/2008	619	(573)	46
Buy		48,642	12/2008	694	0	694
Sell		34,443	12/2008	375	(75)	300
Sell	CAD	28,991	04/2008	873	0	873
Buy	CLP	499,300	12/2008	95	0	95
Buy	CNY	132,545	04/2008	635	0	635
Sell		132,545	04/2008	0	(390)	(390)
Buy		205,361	07/2008	1,866	0	1,866
Sell		205,361	07/2008	0	(1,748)	(1,748)
Sell	DKK	114,960	06/2008	0	(890)	(890)
Buy	EUR	2,335	04/2008	0	(2)	(2)
Sell		169,834	04/2008	0	(3,232)	(3,232)
Buy	GBP	234	04/2008	0	(1)	(1)
Sell		72,006	04/2008	52	(367)	(315)
Sell	HKD	990	05/2008	0	0	0
Buy	INR	622,291	05/2008	285	0	285
Buy		28,658	08/2008	0	(16)	(16)
Sell	JPY	85,458,411	04/2008	0	(43,494)	(43,494)
Buy		24,444,028	05/2008	1,739	(1,108)	631
Sell		86,475,330	05/2008	2,812	0	2,812
Buy	KRW	25,356,787	05/2008	0	(1,851)	(1,851)
Sell		7,221,340	05/2008	608	0	608
Buy		5,362,966	08/2008	0	(283)	(283)
Sell		13,888,691	08/2008	592	0	592
Buy	MXN	12,004	07/2008	34	0	34
Sell		13,828	07/2008	0	(40)	(40)
Buy	MYR	160,499	05/2008	2,016	0	2,016
Sell	NZD	2,375	04/2008	35	0	35
Buy	PHP	210,992	05/2008	0	(202)	(202)
Buy	PLN	484	07/2008	39	0	39
Buy	RUB	31,606	07/2008	83	0	83
Buy		353,753	11/2008	519	0	519
Sell		8,346	11/2008	0	(9)	(9)
Buy	SGD	1,263	05/2008	30	0	30
Buy		2,734	08/2008	59	0	59
Buy		14,176	11/2008	276	0	276
Buy	TWD	166,214	09/2008	89	0	89

				$16,725	$(54,493)	$(37,768)

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 171.3%

Fannie Mae
4.000% due 08/01/2018 - 03/01/2023	$25,000	$24,400
4.500% due 02/01/2020	6,434	6,414
5.000% due 01/01/2018 - 04/01/2038	14,895	14,817
5.000% due 01/01/2037 (f)	3,831	3,795
5.500% due 04/01/2023 - 04/01/2038	37,511	38,023
5.500% due 07/01/2034 - 03/01/2037 (f)	24,928	25,226
6.000% due 11/01/2028 - 04/01/2038	51,625	52,929
6.000% due 01/01/2036 - 08/01/2036 (f)	2,097	2,151
6.500% due 04/01/2038	500	516
6.797% due 03/01/2018	13	13
9.000% due 07/01/2018	9	10

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	107	106
5.000% due 12/01/2035 (f)	4,462	4,426
5.500% due 05/01/2037 - 01/01/2038	11,723	11,851
5.797% due 05/01/2019	11	11
6.000% due 11/01/2036 - 08/01/2037 (f)	35,376	36,317
6.000% due 09/01/2037	2,983	3,062
6.275% due 06/01/2030	16	17
6.825% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	31	6

Ginnie Mae
3.000% due 02/20/2034	5,611	5,567
3.018% due 01/16/2031 - 02/16/2032	3,350	3,329
3.068% due 08/16/2032	1,628	1,601
3.118% due 12/16/2026 - 08/16/2031	732	727
3.186% due 06/20/2030	7	7
3.218% due 06/16/2027	363	362
3.318% due 07/16/2028	140	140
3.368% due 04/16/2032	272	269
3.375% due 05/16/2027	70	69
3.468% due 05/16/2029	485	484
3.500% due 02/20/2026	2,035	2,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 08/20/2033 - 02/20/2035	$2,133	$2,072
5.000% due 09/15/2033 - 05/01/2038	65,469	65,314
5.125% due 12/20/2017 - 10/20/2030	14	14
5.500% due 04/15/2025 - 05/01/2038	103,567	105,557
5.500% due 04/15/2033 - 09/15/2033 (f)	61,966	63,362
5.625% due 07/20/2018 - 09/20/2035	5,332	5,368
5.750% due 01/20/2031 - 03/20/2032	364	367
6.000% due 06/15/2009 - 05/01/2038	159,969	165,183
6.250% due 02/20/2030	1,142	1,166
6.375% due 06/20/2021 - 05/20/2032	9,999	10,211
6.500% due 05/20/2016 - 04/01/2038	81,923	85,227
7.500% due 10/15/2022 - 06/15/2033	4,684	4,966

Small Business Administration
7.449% due 08/01/2010	30	31

Total U.S. Government Agencies (Cost $739,481)		747,574

MORTGAGE-BACKED SECURITIES 6.1%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	6,035
5.700% due 06/11/2050	4,000	3,942

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,722	2,586

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	12,200	12,022

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	68	62

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,802	1,739

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Total Mortgage-Backed Securities (Cost $25,934)		26,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	$19	$17

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	39	36

Citibank Omni Master Trust
3.699% due 12/23/2013	3,300	3,306

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,629	1,273

Home Equity Asset Trust
3.199% due 11/25/2032	3	2

Saxon Asset Securities Trust
3.119% due 08/25/2032	13	13

Structured Asset Securities Corp.
2.889% due 01/25/2033	86	78

Total Asset-Backed Securities (Cost $4,838)		4,755

SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 1.2%

Federal Home Loan Bank
1.500% due 04/01/2008	5,400	5,400

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	2,022	2,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,066. Repurchase proceeds are $2,022.)

U.S. TREASURY BILLS 1.7%
1.354% due 05/29/2008 - 06/12/2008 (b)(c)(d)	7,695	7,655

Total Short-Term Instruments (Cost $15,096)		15,077

Total Investments 181.9% (Cost $785,349)		$793,936

Other Assets and Liabilities (Net) (81.9%)		(357,478)

Net Assets (e) 100.0%		$436,458

Notes to Schedule of Investments:

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $5,967 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $1,498 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $44,985 at a weighted average interest rate of 4.584%. On March 31, 2008, securities valued at $109,247 were pledged as collateral for reverse repurchase agreements.

88	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	UBS	2,000	1,748
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	BEAR	2,000	(1,744)
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$2,853

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$2,500	$7
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	3,000	1,419
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	2,500	1,485
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	4,000	(1,425)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	2,500	(871)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	2,500	(1,513)

							$(898)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$5,150	$(93)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	3,800	(147)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	24,500	(1,259)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $316	07/01/2011	LEH	8,000	(308)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	305

						$(1,502)

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	4.000%	12/01/2099	$25,000	$24,297	$24,383
Fannie Mae	5.000%	04/01/2038	18,100	17,653	17,916
Fannie Mae	5.500%	04/01/2038	71,000	70,861	71,677
Fannie Mae	6.000%	04/01/2038	30,000	30,188	30,736
Fannie Mae	6.500%	04/01/2038	500	513	517
Fannie Mae	6.500%	12/01/2099	500	515	517
Freddie Mac	6.000%	04/01/2038	43,300	43,483	44,403
Ginnie Mae	5.500%	04/01/2038	25,000	25,039	25,488
Ginnie Mae	6.500%	04/01/2038	20,000	20,831	20,790
U.S. Treasury Notes	4.500%	05/15/2017	3,378	3,637	3,739
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,404	1,448

				$238,421	$241,614

(2)	Market value includes $76 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.7%

AES Corp.
0.750% due 04/30/2010	$1,728	$1,642
7.320% due 04/30/2010	600	570
7.750% due 04/30/2010	3,672	3,502

Allison Transmission, Inc.
5.740% due 08/07/2014	1,779	1,568
5.750% due 08/07/2014	3,221	2,839

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	1,902	1,632
7.096% due 04/08/2014	1,693	1,448
7.142% due 04/08/2012	3,478	3,060
7.886% due 04/08/2014	186	159

Biomet, Inc.
7.857% due 03/25/2015	1,244	1,198

Centennial Communications Corp.
5.085% due 01/20/2011	216	207
6.830% due 02/09/2011	2,789	2,681

Community Health Systems, Inc.
4.000% due 07/02/2014	622	575
4.000% due 07/25/2014	96	88
5.335% due 07/25/2014	14,062	12,993

CSC Holdings, Inc.
4.750% due 03/30/2013	2,500	2,343

Daimler Finance North America LLC
6.800% due 08/03/2012	64,725	53,838

Delphi Corp.
6.250% due 07/01/2008	1,000	987
6.750% due 07/01/2008	11,000	10,827

Ferrellgas Partners LP
7.240% due 08/01/2010 (k)	26,000	25,482

First Data Corp.
5.349% due 09/24/2014	6,051	5,462
7.580% due 09/24/2014	446	403

Ford Motor Co.
5.800% due 12/15/2013	29,378	24,150

Georgia-Pacific Corp.
4.446% due 12/20/2012	228	210
4.740% due 12/20/2012	5,478	5,089
4.835% due 12/20/2012	292	271

HCA, Inc.
4.946% due 11/16/2013	20,528	18,910

Headwaters, Inc.
4.610% due 04/30/2011	1,791	1,638

HealthSouth Corp.
5.210% due 02/02/2013	25	23
5.500% due 03/10/2013	10,956	10,151

Hertz Corp.
2.599% due 12/21/2012	795	744
4.320% due 12/21/2012	237	222
4.390% due 12/21/2012	2,431	2,276
4.500% due 12/21/2012	1,727	1,617

Idearc, Inc.
4.700% due 11/17/2014	8,000	6,437

Ineos Group Holdings PLC
4.635% due 10/07/2012	12,136	10,639

Intelsat Bermuda Ltd.
5.611% due 02/01/2014	20,750	20,715

Las Vegas Sands Corp.
3.000% due 05/15/2014	335	297
4.450% due 05/23/2014	1,665	1,475

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	15,760	12,539

Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,228	3,120
6.250% due 10/02/2014	5,002	4,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Northwest Airlines, Inc.
4.870% due 08/22/2008	$4,455	$3,656

NRG Energy, Inc.
4.196% due 02/01/2013	2,726	2,558
4.346% due 02/01/2013	1,105	1,037
6.580% due 02/01/2013	668	627

NTL Investment
6.055% due 01/06/2013	1,832	1,620

Nuveen Investments, Inc.
5.654% due 11/01/2014	2,464	2,226
7.830% due 11/13/2014	3,628	3,278
7.858% due 11/01/2014	907	820

Nycomed
7.013% due 12/20/2014	4,432	3,432
7.873% due 12/20/2015	4,432	3,460

RH Donnelley Corp.
4.750% due 06/30/2011	1,500	1,396

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	10,509	9,853

SandRidge Energy, Inc.
8.354% due 04/01/2014	2,000	1,870
8.625% due 04/01/2015	59,100	58,435

Telesat Canada
8.370% due 10/31/2008	6,200	5,921
9.000% due 10/31/2008	8,200	7,831

Thompson Learning, Inc.
5.200% due 06/27/2014	28,556	24,630

Tribune Co.
5.542% due 05/30/2014	13,445	9,044
7.396% due 05/30/2009	10,337	9,297

TXU Technology
6.478% due 10/10/2014	1,030	938
6.596% due 10/10/2014	4,415	4,020
6.596% due 10/10/2014	6,542	5,957

Univision Communications, Inc.
5.375% due 09/15/2014	510	404
5.494% due 09/15/2014	17,852	14,126
6.250% due 09/15/2014	638	504

Verso Paper Holdings LLC and Verson Paper, Inc.
9.489% due 02/01/2013	2,200	1,967

VNU/Nielson Finance LLC
5.346% due 08/09/2013	5,431	4,915

Weather Investments II SARL
11.319% due 10/26/2014	3,000	2,980

West Corp.
7.000% due 10/24/2013	3,000	2,607

Wind Acquisition Finance S.A.
11.201% due 12/21/2011	7,387	7,338

Total Bank Loan Obligations (Cost $498,216)		455,608

CORPORATE BONDS & NOTES 70.2%

BANKING & FINANCE 17.6%

AES Ironwood LLC
8.857% due 11/30/2025	44,683	48,704

AES Red Oak LLC
8.540% due 11/30/2019	13,937	14,007

American Express Co.
7.000% due 03/19/2018	61,950	65,200

American General Finance Corp.
6.900% due 12/15/2017	8,200	8,033

American International Group, Inc.
5.850% due 01/16/2018	18,900	18,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America Corp.
8.000% due 12/29/2049	$106,025	$106,366

Barclays Bank PLC
6.050% due 12/04/2017	28,950	28,308
7.434% due 09/29/2049	5,100	4,620

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,001

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,636

Citigroup Capital XXI
8.300% due 12/21/2057	17,075	16,875

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,815

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	5,325	4,159
7.375% due 02/01/2011	6,950	5,804
7.800% due 06/01/2012	28,184	23,275
7.875% due 06/15/2010	3,725	3,251
8.000% due 12/15/2016	47,695	37,411
8.625% due 11/01/2010	1,550	1,352

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	8,070

General Electric Capital Corp.
5.875% due 01/14/2038	4,000	3,869

GMAC LLC
5.276% due 12/01/2014	500	335
6.000% due 04/01/2011	9,412	7,302
6.625% due 05/15/2012	11,850	8,975
6.750% due 12/01/2014	4,690	3,324
6.875% due 08/28/2012	23,890	18,177
7.250% due 03/02/2011	16,415	12,945
8.000% due 11/01/2031	19,010	13,653

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	13,050	12,956
6.750% due 10/01/2037	42,700	39,847

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	16,917

KRATON Polymers LLC
8.125% due 01/15/2014	21,795	18,199

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	4,175	4,066
6.750% due 12/28/2017	20,200	19,466

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	33,942	35,724
10.375% due 10/15/2017 (b)	38,250	39,876
11.625% due 10/15/2017	69,912	70,262

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	7,784

Morgan Stanley
5.950% due 12/28/2017	53,100	51,449

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,005

Petroleum Export Ltd. II
6.340% due 06/20/2011	13,554	13,922

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,184
7.000% due 05/01/2017	4,770	4,281

Prudential Financial, Inc.
5.150% due 01/15/2013	1,800	1,800

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,687

Residential Capital LLC
8.125% due 11/21/2008	16,600	11,537

90	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	$36,825	$31,774

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	23,200	20,950

SLM Corp.
3.491% due 07/26/2010	5,950	4,688
3.541% due 07/25/2008	10,575	10,395
5.000% due 04/15/2015	2,000	1,427
5.000% due 06/15/2018	1,000	641

Tenneco, Inc.
8.125% due 11/15/2015	12,875	12,843
8.625% due 11/15/2014	9,749	9,627
10.250% due 07/15/2013	4,287	4,566

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	7,981
7.500% due 07/18/2016	14,750	13,773

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,865
6.103% due 06/27/2012	7,000	6,988

UBS AG
5.875% due 12/20/2017	15,800	16,191

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	7,709

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,090

Universal City Florida Holding Co. I
7.989% due 05/01/2010	1,133	1,105
8.375% due 05/01/2010	7,900	7,782

Ventas Realty LP
6.750% due 04/01/2017	12,710	12,488
7.125% due 06/01/2015	9,475	9,451

Wachovia Corp.
7.980% due 02/28/2049	115,400	113,731

Washington Mutual, Inc.
8.250% due 04/01/2010	18,175	15,819

Wilmington Trust Co.
10.732% due 01/01/2013 (k)	4,960	5,598

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,934

		1,187,474

INDUSTRIALS 41.6%

Actuant Corp.
6.875% due 06/15/2017	14,100	13,994

Allied Waste North America, Inc.
7.250% due 03/15/2015	34,906	35,037

Allison Transmission, Inc.
11.000% due 11/01/2015	10,805	9,454
11.250% due 11/01/2015 (b)	8,700	7,352

American Stores Co.
8.000% due 06/01/2026	30,090	30,607

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	32,254
7.250% due 05/20/2015	19,670	19,473

ARAMARK Corp.
8.500% due 02/01/2015	48,480	48,844

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,474

ArvinMeritor, Inc.
8.125% due 09/15/2015	32,265	26,457
8.750% due 03/01/2012	21,235	19,536

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,365	1,880
8.875% due 09/15/2014	33,080	29,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bombardier, Inc.
8.000% due 11/15/2014	$3,280	$3,395

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	39,585	26,621

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,071

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,500	4,178

CanWest MediaWorks LP
9.250% due 08/01/2015	5,751	5,320

Cascades, Inc.
7.250% due 02/15/2013	22,210	19,711

CCO Holdings LLC
8.750% due 11/15/2013	74,801	64,329

Celestica, Inc.
7.625% due 07/01/2013	11,815	11,224
7.875% due 07/01/2011	42,609	42,076

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	8,732

Charter Communications Operating LLC
8.000% due 04/30/2012	1,200	1,107
8.375% due 04/30/2014	3,000	2,715

Chemtura Corp.
6.875% due 06/01/2016	19,420	17,381

Chesapeake Energy Corp.
6.875% due 01/15/2016	6,210	6,179
7.000% due 08/15/2014	6,305	6,352
7.500% due 06/15/2014	6,550	6,746

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	4,273

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,685

Community Health Systems, Inc.
8.875% due 07/15/2015	70,142	70,756

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	7,100	7,242
7.750% due 05/15/2017	9,455	9,644

Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	16,537	16,552
7.373% due 06/15/2017	1,048	948
7.566% due 09/15/2021	2,835	2,609

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,345	18,463

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,691
7.750% due 11/15/2015	20,045	20,696

CSC Holdings, Inc.
6.750% due 04/15/2012	12,425	12,052
7.625% due 04/01/2011	37,370	37,136
7.625% due 07/15/2018	28,650	26,286

DaVita, Inc.
7.250% due 03/15/2015	37,815	37,059

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,305

Dex Media West LLC
9.875% due 08/15/2013	15,786	13,773

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,860	8,923
7.500% due 06/01/2015	13,100	12,347
7.625% due 10/15/2026	3,985	3,397
7.750% due 06/01/2019	12,190	11,459
8.375% due 05/01/2016	2,315	2,303

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	20,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
7.000% due 10/01/2013	$3,550	$3,364
7.125% due 02/01/2016	68,185	63,923

El Paso Corp.
7.000% due 06/15/2017	39,780	41,127
7.420% due 02/15/2037	1,375	1,348
7.800% due 08/01/2031	29,497	30,440
8.050% due 10/15/2030	7,310	7,673

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	4,117
8.375% due 08/01/2066	10,625	10,360

Ferrellgas Partners LP
7.120% due 08/01/2008 (k)	11,000	11,164
8.750% due 06/15/2012	11,920	12,173
8.870% due 08/01/2009 (k)	7,300	7,798

First Data Corp.
9.875% due 09/24/2015	69,420	57,185

Ford Motor Co.
7.125% due 11/15/2025	8,722	5,800
7.500% due 08/01/2026	19,800	12,771
9.215% due 09/15/2021	1,225	971

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	12,325	13,034
8.375% due 04/01/2017	42,080	44,763

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	42,970	33,839
9.125% due 12/15/2014 (b)	12,075	8,875

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	26,550	27,678

General Motors Corp.
7.400% due 09/01/2025	600	405
7.700% due 04/15/2016	7,355	5,388
8.250% due 07/15/2023	26,630	18,774
8.800% due 03/01/2021	1,000	762

Georgia-Pacific LLC
7.000% due 01/15/2015	2,690	2,535
7.125% due 01/15/2017	12,800	11,904
7.250% due 06/01/2028	12,525	10,270
7.375% due 12/01/2025	33,410	27,897
7.700% due 06/15/2015	2,525	2,386
8.000% due 01/15/2024	58,820	52,056

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	21,738	23,097

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	26,394

HCA, Inc.
6.750% due 07/15/2013	10,393	9,250
7.190% due 11/15/2015	26,422	22,544
8.750% due 09/01/2010	2,853	2,867
9.000% due 12/15/2014	7,936	7,390
9.250% due 11/15/2016	134,875	140,270
9.625% due 11/15/2016 (b)	3,575	3,718

Health Management Associates, Inc.
6.125% due 04/15/2016	11,800	10,030

Herbst Gaming, Inc.
8.125% due 06/01/2012	3,970	744

Hertz Corp.
8.875% due 01/01/2014	56,911	54,208

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,031	32,889

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,382

Intelsat Corp.
9.000% due 08/15/2014	3,830	3,878
9.000% due 06/15/2016	950	962

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	22,200	22,478

See Accompanying Notes	Annual Report	March 31, 2008	91

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	$4,890	$4,951
8.625% due 01/15/2015	15,065	15,253

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	3,350	2,898
8.250% due 10/01/2012	2,626	2,380

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	477
9.410% due 06/15/2010 (a)	745	633
10.000% due 06/15/2012 (a)	5,628	4,897

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	13,164	13,658

Legrand France S.A.
8.500% due 02/15/2025	16,900	19,102

MGM Mirage
6.625% due 07/15/2015	5,998	5,248
6.875% due 04/01/2016	24,510	21,569
7.500% due 06/01/2016	18,900	17,104

Nalco Co.
8.875% due 11/15/2013	24,340	25,131

New Albertson’s, Inc.
6.570% due 02/23/2028	500	402
7.450% due 08/01/2029	24,275	22,479
7.750% due 06/15/2026	900	853

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	11,919

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,010	20,485

Nortel Networks Ltd.
8.508% due 07/15/2011	18,785	16,202
10.125% due 07/15/2013	40,755	37,495
10.750% due 07/15/2016	5,045	4,635

Northwest Airlines, Inc.
7.691% due 10/01/2018	2,762	2,541

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,386

Novelis, Inc.
7.250% due 02/15/2015	5,906	5,256

OPTI Canada, Inc.
8.250% due 12/15/2014	20,545	20,442

Quebecor Media, Inc.
7.750% due 03/15/2016	43,245	39,677

Quiksilver, Inc.
6.875% due 04/15/2015	15,310	12,401

Qwest Communications International, Inc.
7.500% due 02/15/2014	107,399	101,492

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,814

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	5,612
8.875% due 01/15/2016	82,470	52,575
8.875% due 10/15/2017	35,605	22,431

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,569

Roseton
7.270% due 11/08/2010	28,609	28,609

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	14,250	12,665

Sanmina-SCI Corp.
8.125% due 03/01/2016	26,185	23,305

SemGroup LP
8.750% due 11/15/2015	44,050	40,526

Sensata Technologies BV
8.000% due 05/01/2014	45,525	40,290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Service Corp. International
7.375% due 10/01/2014	$2,095	$2,108
7.625% due 10/01/2018	5,880	5,939

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,690

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,452

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,855	7,483
8.375% due 07/01/2012	2,460	2,239

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,283

Station Casinos, Inc.
6.875% due 03/01/2016	13,175	7,740
7.750% due 08/15/2016	34,945	28,305

Suburban Propane Partners LP
6.875% due 12/15/2013	14,977	14,677

Sungard Data Systems, Inc.
9.125% due 08/15/2013	51,586	52,360

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	8,896

SUPERVALU, Inc.
7.500% due 11/15/2014	9,350	9,490

Tenet Healthcare Corp.
7.375% due 02/01/2013	5,439	4,882

Terex Corp.
8.000% due 11/15/2017	5,380	5,380

Tesoro Corp.
6.500% due 06/01/2017	7,950	7,155
6.625% due 11/01/2015	600	558

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,054

TRW Automotive, Inc.
7.000% due 03/15/2014	24,000	22,260
7.250% due 03/15/2017	18,695	17,106

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	0

United Airlines, Inc.
6.071% due 03/01/2013	2,084	2,064
6.201% due 09/01/2008	1,536	1,521
6.602% due 03/01/2015	1,937	1,927
7.032% due 10/01/2010	1,229	1,217

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,272

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	35,570	34,503

West Corp.
9.500% due 10/15/2014	21,560	19,404
11.000% due 10/15/2016	6,500	5,525

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,778
7.625% due 07/15/2019	9,340	10,017
7.875% due 09/01/2021	2,649	2,884

Williams Partners LP
7.250% due 02/01/2017	6,100	6,161

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	31,205	30,191

		2,813,900

UTILITIES 11.0%

AES Corp.
8.000% due 10/15/2017	4,285	4,360

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cincinnati Bell, Inc.
7.000% due 02/15/2015	$900	$819
7.250% due 07/15/2013	4,635	4,577
8.375% due 01/15/2014	23,359	22,016

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,203
7.125% due 03/15/2019	39,445	34,712
7.450% due 07/01/2035	5,460	3,986
7.875% due 01/15/2027	1,875	1,617
9.000% due 08/15/2031	20,660	18,181

Edison Mission Energy
7.200% due 05/15/2019	2,945	2,923
7.750% due 06/15/2016	7,770	8,042

Energy Future Holdings Corp.
10.875% due 11/01/2017	87,390	88,701

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,385	15,470
10.318% due 05/01/2013	6,225	3,268

Homer City Funding LLC
8.734% due 10/01/2026	11,737	12,559

Idearc, Inc.
8.000% due 11/15/2016	22,700	14,812

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	24,955	23,770

Knight, Inc.
5.150% due 03/01/2015	750	694
6.500% due 09/01/2012	2,852	2,906

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,215	16,849

Midwest Generation LLC
8.560% due 01/02/2016	60,151	65,264

Nevada Power Co.
6.650% due 04/01/2036	525	497

Nextel Communications, Inc.
7.375% due 08/01/2015	10,280	7,921

NGPL Pipe Co. LLC
7.119% due 12/15/2017	23,550	24,412

NRG Energy, Inc.
7.250% due 02/01/2014	9,450	9,355
7.375% due 02/01/2016	61,340	60,267
7.375% due 01/15/2017	16,275	15,868

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	50,712

Qwest Corp.
7.200% due 11/10/2026	9,976	8,455
7.500% due 06/15/2023	17,555	15,405
8.875% due 03/15/2012	18,720	19,188

Reliant Energy, Inc.
6.750% due 12/15/2014	56,224	57,489
7.625% due 06/15/2014	11,185	11,157
7.875% due 06/15/2017	18,855	18,855

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,434

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,726
7.803% due 06/15/2012	1,062	1,121

Sprint Nextel Corp.
6.000% due 12/01/2016	1,950	1,518

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,729	18,505

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	36,089	36,630

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,444

92	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)	$3,046	$3,439

		743,737

Total Corporate Bonds & Notes (Cost $5,052,550)		4,745,112

CONVERTIBLE BONDS & NOTES 1.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	7,573

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,046

Chesapeake Energy Corp.
2.500% due 05/15/2037	10,425	13,188
2.750% due 11/15/2035	4,375	5,863

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,741

CMS Energy Corp.
2.875% due 12/01/2024	14,290	16,219

Deutsche Bank AG
0.000% due 07/14/2008	4,900	2,425
0.000% due 09/29/2008	3,425	1,720
0.000% due 10/24/2008	4,525	2,386
0.450% due 08/31/2012	8,000	9,942

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	845

Morgan Stanley
1.700% due 10/15/2012	7,200	8,609

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	2,380
2.125% due 04/15/2014	11,900	7,452

NovaMed, Inc.
1.000% due 06/15/2012	200	159

Pride International, Inc.
3.250% due 05/01/2033	2,500	3,419

Qwest Communications International, Inc.
3.500% due 11/15/2025	12,375	12,777

Ventas, Inc.
3.875% due 11/15/2011	4,300	4,778

Total Convertible Bonds & Notes (Cost $120,037)		105,522

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	197

Total Municipal Bonds & Notes (Cost $271)		197

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
5.000% due 10/01/2033	18	18
5.500% due 09/01/2017 - 05/01/2038	402,573	406,184
6.000% due 04/01/2038	288,800	295,885

Freddie Mac
5.500% due 04/01/2038	40,000	40,394

Total U.S. Government Agencies (Cost $730,567)		742,481

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	5,762	4,594

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037		$2,464	$1,738

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		1,938	1,922

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		11,317	9,244

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046		2,882	2,184

WaMu Mortgage Pass-Through Certificates
4.039% due 09/25/2033		1,365	1,299

Total Mortgage-Backed Securities (Cost $20,301)			20,981

ASSET-BACKED SECURITIES 0.3%

Carrington Mortgage Loan Trust
2.719% due 02/25/2037		2,622	2,472

Credit-Based Asset Servicing & Securitization LLC
2.709% due 04/25/2036		5,240	5,105

GSAMP Trust
3.255% due 03/25/2047		3,156	2,936

Novastar Home Equity Loan
2.699% due 03/25/2037		5,820	5,527

Residential Asset Securities Corp.
2.709% due 04/25/2037		3,398	3,185

Total Asset-Backed Securities (Cost $19,554)			19,225

FOREIGN CURRENCY-DENOMINATED ISSUES 4.0%

Amadeus Global Travel Distribution S.A.
6.245% due 04/08/2013	EUR	2,022	2,736
6.862% due 04/08/2014		460	625
6.959% due 04/08/2013		3,228	4,368
6.959% due 04/08/2013		460	623
7.209% due 04/08/2014		5,250	7,135

Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,895

General Motors Corp.
8.375% due 07/05/2033		5,000	5,310

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	9,915

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,578

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,385	5,033
6.300% due 11/30/2014		6,251	9,360
8.250% due 05/01/2016		18,275	27,409

OI European Group BV
6.875% due 03/31/2017		2,000	2,984

Prosieben Media AG
7.000% due 05/09/2015		4,000	5,230

Residential Capital LLC
8.149% due 09/27/2010		1,500	1,095

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,535

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	7,130	11,322

Sensata Technologies BV
8.883% due 10/27/2013	EUR	14,000	18,898

Telenet Bidco
6.929% due 07/31/2015		20,000	30,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UPC Broadband Holding BV
6.361% due 12/31/2014	EUR	13,916	$18,688
7.752% due 12/31/2014		5,500	7,386

UPC Holding BV
7.750% due 01/15/2014		8,025	11,292
8.625% due 01/15/2014		18,550	26,613

Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	24,510

Total Foreign Currency-Denominated Issues (Cost $261,029)			273,483

		SHARES
COMMON STOCKS 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,212

U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,212

CONVERTIBLE PREFERRED STOCKS 1.2%

Bank of America Corp.
7.250% due 12/31/2049		39,325	40,623

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	4,428
5.000% due 12/31/2049		40,200	5,306

Citigroup, Inc.
6.500% due 12/31/2049		121,000	5,732

El Paso Corp.
4.990% due 12/31/2049		5,250	7,140

Fannie Mae
5.375% due 12/31/2049		9	604

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	6,452

General Motors Corp.
5.250% due 03/06/2032		606,635	9,934

Washington Mutual Capital Trust
5.375% due 05/03/2041		134,200	3,811

Total Convertible Preferred Stocks (Cost $82,755)			84,030

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

COMMERCIAL PAPER 7.2%

ABN AMRO N.A. Finance
4.520% due 04/04/2008		$5,000	4,998

DnB NOR Bank ASA
3.100% due 04/30/2008		29,100	29,027
3.110% due 05/02/2008		182,500	182,011

Federal Home Loan Bank
1.500% due 04/01/2008		4,000	4,000

Royal Bank of Scotland Group PLC
3.170% due 04/28/2008		41,600	41,501

Skandinaviska Enskilda Banken AB
4.550% due 04/07/2008		74,500	74,444

Swedbank AB
4.550% due 04/03/2008		11,400	11,397

UBS Finance Delaware LLC
2.940% due 06/06/2008		45,100	44,871

Unicredito Italiano SpA
3.220% due 04/29/2008		97,200	96,957

			489,206

See Accompanying Notes	Annual Report	March 31, 2008	93

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.3%

Deutsche Bank AG
1.200% due 04/01/2008	$315,300	$315,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $322,178. Repurchase proceeds are $315,311.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	39,477	39,477
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $40,268. Repurchase proceeds are $39,479.)

		354,777

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.276% due 05/29/2008 - 06/12/2008 (c)(d)	$80,250	$79,845

Total Short-Term Instruments (Cost $924,025)		923,828

PURCHASED OPTIONS (i) 3.4%
(Cost $59,539)		227,562

Total Investments 112.4% (Cost $7,768,844)		$7,599,241

Written Options (j) (2.5%) (Premiums $57,388)		(166,803)

Other Assets and Liabilities (Net) (10.0%)		(672,816)

Net Assets (e) 100.0%		$6,759,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $69,879 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $97,415 and derivative instruments with an aggregate depreciation of $3,154 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $37,870 at a weighted average interest rate of 5.095%. On March 31, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $10,640 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	777	(20)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	975	(1,228)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,675	5,373

				$4,105

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	$4,800	$(39)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	LEH	2,500	(9)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	CITI	7,000	(708)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	BOA	2,700	(273)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	GSC	5,000	(387)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	LEH	2,000	(143)
Biomet, Inc. 0.000% due 09/25/2013	Sell	3.550%		03/20/2013	MSC	1,500	7
Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	LEH	5,000	(207)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	LEH	1,000	(29)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%		03/20/2013	LEH	12,000	(272)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	2,500	57
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	3,500	(439)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	BCLY	3,000	(259)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	BOA	5,000	(426)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	2,350	(199)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.660%		03/20/2013	MLP	3,700	(82)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	6.050%		03/20/2013	MSC	1,900	67
CSC Holdings, Inc. 0.000% due 05/02/2012	Sell	3.650%		03/20/2013	MSC	1,500	20
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	1,000	(98)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	4,675	12
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	MLP	5,500	(526)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	LEH	1,000	(86)
Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	MLP	2,700	(1)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%	)	06/20/2013	GSC	5,000	(16)

94	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	MLP	$18,000	$596
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	MLP	18,000	(2,458)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	CSFB	12,000	(654)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	CITI	10,000	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	BCLY	5,000	(767)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	1,000	(37)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%		12/20/2012	CITI	12,200	(303)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	LEH	4,875	(96)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	LEH	2,750	(49)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	CITI	4,900	(1,052)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	BCLY	2,700	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	1,600	(22)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	CITI	2,000	(306)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	CITI	20,000	(2,307)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	GSC	3,000	(392)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP	6,150	(803)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%		12/20/2012	BOA	3,000	(387)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	3,200	(101)
Georgia-Pacific Corp. 0.000% due 12/20/2008	Sell	3.800%		03/20/2013	MSC	1,500	21
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP	3,000	(221)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%		12/20/2012	MLP	5,000	(329)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	2,000	(87)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	MLP	2,000	(74)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	CITI	10,650	(983)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2008	LEH	5,000	(263)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		12/20/2008	DUB	3,650	(190)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	BOA	1,850	75
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2010	MLP	1,500	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	JPM	10,000	(2,619)
GMAC LLC 6.875% due 08/28/2012	Sell	7.280%		06/20/2012	CITI	15,500	(2,218)
GMAC LLC 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	DUB	5,250	(902)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		12/20/2012	MLP	30,500	(5,181)
GMAC LLC 6.875% due 08/28/2012	Sell	6.350%		12/20/2012	DUB	3,650	(615)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%		12/20/2012	MSC	11,500	(1,878)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2012	GSC	5,000	(786)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	BOA	2,500	(380)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	MLP	25,000	(3,805)
GMAC LLC 6.875% due 08/28/2012	Sell	8.000%		12/20/2012	LEH	1,000	(127)
GMAC LLC 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	LEH	5,000	(786)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	3,800	(6)
HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	LEH	3,000	(244)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	4,900	(30)
HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%	)	09/01/2010	BOA	5,500	30
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	CITI	4,400	(301)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	BCLY	8,000	1,127
Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	MLP	5,000	(378)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	HSBC	10,000	124
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	HSBC	10,000	56
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	4,450	(80)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	4,400	548
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	4,400	(754)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	24,000	170
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	4,950	(11)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.850%		03/20/2013	CITI	1,875	47
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	400	(40)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%		12/20/2012	CSFB	5,000	(483)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%		12/20/2014	BOA	3,000	(421)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	5,600	(488)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.750%	)	06/20/2013	GSC	3,000	13
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	MSC	6,050	(400)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.100%		03/20/2013	GSC	3,200	82
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.200%		03/20/2013	BOA	2,400	76
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.750%		03/20/2013	BOA	2,000	103
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	GSC	3,000	(81)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	LEH	2,750	(142)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	3,000	(1,168)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	12,500	(224)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	4,900	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	21,500	(149)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	LEH	2,000	(3)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	CSFB	1,000	(85)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	LEH	1,000	(39)
SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	BOA	9,000	(1,881)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	7,000	199

See Accompanying Notes	Annual Report	March 31, 2008	95

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	Sell	3.800%		03/20/2013	MSC	$1,500	$5
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	BCLY	2,700	(221)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	5.750%		03/20/2013	CITI	4,000	86
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	UBS	500	14
Tribune Co. 7.358% due 05/17/2013	Sell	3.000%		03/20/2011	LEH	5,000	(380)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	LEH	1,975	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%		01/20/2013	BCLY	25,550	(457)
Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%	)	10/01/2010	CITI	5,000	10

							$(41,480)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$9,589	$52
Dow Jones CDX N.A. HY9 Index	Sell	1.670%	12/20/2010	MLP	8,347	(907)
Dow Jones CDX N.A. HY9 Index	Sell	4.000%	12/20/2010	DUB	3,000	22
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	51,800	1,041
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	35,600	(3,887)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	24,900	(2,616)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY	3,960	53
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	GSC	1,980	24
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH	3,960	51
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	16,600	(65)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	36,000	408
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	100,100	886
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	9,000	95
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	12,000	135
LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	LEH	5,000	(208)

						$(4,916)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$46,100	$(716)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		124,400	4,843
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		17,100	8
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		35,400	56
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		13,800	326
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC	GBP	79,300	(47)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	373,000	126
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		455,000	153
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	478,100	(20,089)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		45,100	(1,642)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,600	(89)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		370,500	(12,312)

							$(29,383)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.581%	04/23/2008	MLP	665,000	$(2,019)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	146,500	(113)
Receive	NRG Energy, Inc.	3.581%	04/23/2008	MLP	255,400	402
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	402,600	3,496

						$1,766

(2) Represents floating rate as of March 31, 2008

96	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$16,697
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	39,720
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	7,171
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	20,880
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	50,784
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	16,497
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	57,345
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	18,468

							$59,539	$227,562

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$11,920
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	29,909
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	4,506
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	18,027
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	34,940
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,574	13,490
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	39,419
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	13,929

							$56,662	$166,140

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (3)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	0.500%	09/20/2008	$3,200	$61	$49
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	3,200	61	61
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	16,000	312	246
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	16,000	292	307

							$726	$663

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,161	$16,297	0.24%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,012	11,165	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,538	7,798	0.12%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,984	25,482	0.38%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,212	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,968	10,054	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,886	5,598	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,032	3,438	0.05%

				$77,581	$81,044	1.20%

See Accompanying Notes	Annual Report	March 31, 2008	97

Schedule of Investments  High Yield Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	07/2008	$8,021	$0	$8,021
Sell		140,283	07/2008	649	(1,106)	(457)
Buy		54,437	12/2008	799	0	799
Sell		44,716	12/2008	621	0	621
Buy	CHF	697	06/2008	33	0	33
Buy	EUR	4,897	04/2008	0	(12)	(12)
Sell		177,378	04/2008	12	(3,318)	(3,306)
Sell	GBP	34,553	04/2008	0	(180)	(180)
Buy	INR	3,215,148	05/2008	713	0	713
Buy	JPY	506,416	05/2008	112	0	112
Buy	KRW	46,200,305	05/2008	0	(2,849)	(2,849)
Buy		25,138,685	08/2008	0	(2,250)	(2,250)
Buy	MXN	301,854	07/2008	998	0	998
Sell		301,854	07/2008	0	(768)	(768)
Buy	MYR	126,985	08/2008	575	0	575
Buy	PHP	1,597,876	08/2008	0	(1,290)	(1,290)
Buy	RUB	487,266	07/2008	1,230	0	1,230
Buy		2,458,528	11/2008	2,932	0	2,932

				$16,695	$(11,773)	$4,922

98	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.800% due 08/03/2012	$498	$414

Telesat Canada
9.000% due 10/31/2008	100	95

Total Bank Loan Obligations (Cost $574)		509

CORPORATE BONDS & NOTES 16.0%

BANKING & FINANCE 5.4%

American Express Co.
7.000% due 03/19/2018	325	342

American International Group, Inc.
5.850% due 01/16/2018	2,100	2,066

Bank of America Corp.
6.000% due 09/01/2017	500	527
8.000% due 12/29/2049	3,550	3,561

Barclays Bank PLC
6.050% due 12/04/2017	150	147
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,000	990
6.950% due 08/10/2012	137	137

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	23

Citigroup Capital XXI
8.300% due 12/21/2057	175	173

Citigroup, Inc.
6.000% due 08/15/2017	500	494

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	66

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	615	506
7.800% due 06/01/2012	125	103
8.625% due 11/01/2010	150	131

GMAC LLC
6.750% due 12/01/2014	70	50
6.875% due 08/28/2012	900	685
8.000% due 11/01/2031	160	115

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	74
6.250% due 09/01/2017	500	504
6.750% due 10/01/2037	200	187

KRATON Polymers LLC
8.125% due 01/15/2014	50	42

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	25	24
6.750% due 12/28/2017	100	96

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	390	411
10.375% due 10/15/2017 (a)	100	104
11.625% due 10/15/2017	365	367

Morgan Stanley
5.950% due 12/28/2017	300	291

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	27

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	345

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

SLM Corp.
3.491% due 07/26/2010	50	39
3.541% due 07/25/2008	50	49

Tenneco, Inc.
8.125% due 11/15/2015	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$125	$117

UBS AG
5.875% due 12/20/2017	1,775	1,819

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	49

Ventas Realty LP
6.750% due 04/01/2017	150	147

Wachovia Corp.
7.980% due 02/28/2049	600	591

		15,814

INDUSTRIALS 8.3%

Actuant Corp.
6.875% due 06/15/2017	90	89

Allied Waste North America, Inc.
7.250% due 03/15/2015	90	90

Allison Transmission, Inc.
11.000% due 11/01/2015	75	66
11.250% due 11/01/2015 (a)	25	21

American Stores Co.
8.000% due 06/01/2026	250	254

AmeriGas Partners LP
7.125% due 05/20/2016	225	222

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	518

ARAMARK Corp.
8.500% due 02/01/2015	305	307

ArvinMeritor, Inc.
8.125% due 09/15/2015	300	246

Berry Plastics Holding Corp.
8.875% due 09/15/2014	190	167

Bombardier, Inc.
8.000% due 11/15/2014	170	176

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	101

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	507

CanWest MediaWorks LP
9.250% due 08/01/2015	100	92

Cascades, Inc.
7.250% due 02/15/2013	25	22

Celestica, Inc.
7.875% due 07/01/2011	285	281

Charter Communications Operating LLC
8.000% due 04/30/2012	350	323
8.375% due 04/30/2014	150	136

Chemtura Corp.
6.875% due 06/01/2016	100	90

Chesapeake Energy Corp.
7.000% due 08/15/2014	250	252

Comcast Corp.
5.900% due 03/15/2016	500	497

Community Health Systems, Inc.
8.875% due 07/15/2015	470	474

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	140	143

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	125	108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$85	$87

CSC Holdings, Inc.
6.750% due 04/15/2012	85	83
7.625% due 07/15/2018	350	321

DaVita, Inc.
7.250% due 03/15/2015	125	122

Delhaize America, Inc.
8.050% due 04/15/2027	25	26

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	547

Dex Media West LLC
8.500% due 08/15/2010	150	147

Dynegy Holdings, Inc.
7.125% due 05/15/2018	175	158
7.500% due 06/01/2015	375	353

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,069

EchoStar DBS Corp.
7.000% due 10/01/2013	100	95
7.125% due 02/01/2016	265	248

El Paso Corp.
6.875% due 06/15/2014	50	51
7.000% due 06/15/2017	140	145
7.800% due 08/01/2031	325	335
8.050% due 10/15/2030	25	26

Enterprise Products Operating LP
7.034% due 01/15/2068	50	43
8.375% due 08/01/2066	170	166

Ferrellgas Partners LP
8.750% due 06/15/2012	100	102

First Data Corp.
9.875% due 09/24/2015	395	325

Ford Motor Co.
9.215% due 09/15/2021	25	20

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	25	26
8.375% due 04/01/2017	300	319

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	25	17
8.875% due 12/15/2014	50	39
10.125% due 12/15/2016	160	109

General Motors Corp.
7.700% due 04/15/2016	170	125
8.250% due 07/15/2023	75	53

Georgia-Pacific LLC
7.000% due 01/15/2015	510	481
7.700% due 06/15/2015	125	118

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	1,025	1,066

Health Management Associates, Inc.
6.125% due 04/15/2016	150	128

Hertz Corp.
8.875% due 01/01/2014	325	310

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	215

Intelsat Corp.
9.000% due 08/15/2014	50	51

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	25	25

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	200	202
8.625% due 01/15/2015	50	51

See Accompanying Notes	Annual Report	March 31, 2008	99

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	$75	$65

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	499

MGM Mirage
6.625% due 07/15/2015	325	284

Nalco Co.
8.875% due 11/15/2013	75	77

New Albertson’s, Inc.
7.450% due 08/01/2029	125	116

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	280	273

Nortel Networks Ltd.
8.508% due 07/15/2011	525	453
10.125% due 07/15/2013	50	46

NPC International, Inc.
9.500% due 05/01/2014	100	91

OPTI Canada, Inc.
8.250% due 12/15/2014	75	75

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,012

Quebecor Media, Inc.
7.750% due 03/15/2016	350	321

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	260

RH Donnelley Corp.
8.875% due 01/15/2016	495	316
8.875% due 10/15/2017	435	274

Sanmina-SCI Corp.
8.125% due 03/01/2016	155	138

Seagate Technology HDD Holdings
5.569% due 10/01/2009	300	291

SemGroup LP
8.750% due 11/15/2015	260	239

Sensata Technologies BV
8.000% due 05/01/2014	200	177

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	42

Station Casinos, Inc.
7.750% due 08/15/2016	300	243

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	240	244

Superior Essex Communications LLC
9.000% due 04/15/2012	80	77

Terex Corp.
8.000% due 11/15/2017	45	45

Tesoro Corp.
6.500% due 06/01/2017	100	90

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	480

TRW Automotive, Inc.
7.000% due 03/15/2014	25	23
7.250% due 03/15/2017	300	274

United Airlines, Inc.
7.730% due 01/01/2012	106	105

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,241

Valero Energy Corp.
6.125% due 06/15/2017	500	506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	$195	$189

West Corp.
9.500% due 10/15/2014	150	135

Williams Cos., Inc.
7.625% due 07/15/2019	50	54

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	136

XTO Energy, Inc.
6.250% due 08/01/2017	500	534

		24,498

UTILITIES 2.3%

AES Corp.
8.000% due 10/15/2017	375	382

AT&T Corp.
8.000% due 11/15/2031	250	293

Cincinnati Bell, Inc.
7.000% due 02/15/2015	120	109
8.375% due 01/15/2014	25	24

Citizens Communications Co.
7.125% due 03/15/2019	350	308

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	301

Edison Mission Energy
7.000% due 05/15/2017	75	75
7.200% due 05/15/2019	385	382
7.750% due 06/15/2016	25	26

Energy Future Holdings Corp.
10.875% due 11/01/2017	500	507

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	586

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	14

Idearc, Inc.
8.000% due 11/15/2016	145	95

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	225	214

Knight, Inc.
5.150% due 03/01/2015	50	46

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	104
7.768% due 12/15/2037	1,000	1,031

NRG Energy, Inc.
7.375% due 02/01/2016	400	393
7.375% due 01/15/2017	100	98

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	266

Qwest Corp.
6.500% due 06/01/2017	450	408
7.875% due 09/01/2011	100	100

Reliant Energy, Inc.
6.750% due 12/15/2014	100	102
7.875% due 06/15/2017	510	510

Tenaska Alabama Partners LP
7.000% due 06/30/2021	46	43

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	170	172

		6,589

Total Corporate Bonds & Notes (Cost $48,266)		46,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$127

Total Convertible Bonds & Notes (Cost $106)		127

U.S. GOVERNMENT AGENCIES 85.1%

Fannie Mae
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	25	24
2.799% due 10/27/2037	4,000	3,789
2.830% due 03/25/2022	32	32
2.860% due 04/25/2023	20	20
2.880% due 09/25/2022	17	17
2.930% due 01/25/2022	99	99
2.949% due 11/25/2032 - 03/25/2044	149	147
2.999% due 06/25/2029 - 09/25/2032	98	97
3.025% due 11/25/2021	22	22
3.075% due 07/25/2021	37	37
3.175% due 04/18/2028 - 09/18/2031	35	35
3.325% due 08/25/2022	16	17
3.425% due 05/25/2022	18	18
3.445% due 10/25/2008	8	8
3.475% due 05/25/2018 - 10/25/2020	69	69
3.525% due 04/25/2021 - 10/25/2021	142	142
3.825% due 01/25/2024	50	51
3.925% due 11/25/2021	71	70
4.046% due 08/01/2033	331	335
4.052% due 04/01/2033	24	24
4.244% due 03/01/2034	119	123
4.301% due 12/01/2033	245	249
4.332% due 01/01/2035	723	730
4.470% due 09/25/2022	18	18
4.507% due 11/01/2033	187	192
4.549% due 11/01/2034	68	69
4.614% due 09/01/2035	91	92
4.687% due 01/01/2035	317	324
4.707% due 10/01/2035	539	559
4.713% due 10/01/2034	642	652
4.822% due 04/01/2018	142	144
4.870% due 10/25/2008	16	16
4.945% due 02/01/2032	80	82
5.000% due 01/01/2016 - 08/25/2033	401	361
5.200% due 07/01/2018	13	13
5.295% due 10/01/2017	65	67
5.317% due 10/01/2033	23	23
5.322% due 11/01/2020	86	86
5.375% due 07/01/2025	64	66
5.383% due 03/01/2034	242	245
5.420% due 04/01/2017	8	8
5.422% due 07/01/2017 - 12/01/2027	259	259
5.428% due 05/01/2018	54	53
5.438% due 02/01/2032	317	325
5.447% due 03/01/2020	14	14
5.483% due 09/01/2017 - 03/01/2033	146	146
5.500% due 08/01/2018 - 10/01/2037	4,492	4,538
5.500% due 03/01/2037 - 06/01/2037 (e)	13,638	13,782
5.517% due 01/01/2018	11	11
5.520% due 10/25/2008	12	12
5.589% due 03/01/2016	10	10
5.594% due 02/01/2033	70	71
5.682% due 05/01/2034	495	503
5.722% due 10/01/2044	28	28

100	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.724% due 08/01/2017	$31	$31
5.750% due 09/01/2016 - 09/01/2017	87	88
5.761% due 11/01/2028	1,058	1,075
5.783% due 01/01/2018	11	11
5.799% due 07/01/2017	10	10
5.858% due 01/01/2027	18	18
5.863% due 02/01/2033	94	96
5.883% due 11/01/2018	3	3
5.896% due 09/01/2017	19	19
5.899% due 01/01/2019	13	13
5.922% due 02/01/2032 - 10/01/2040	424	424
5.945% due 01/01/2029	233	235
5.974% due 08/01/2017 - 02/01/2033	79	81
5.988% due 10/01/2036	150	152
5.998% due 12/01/2035	44	45
6.000% due 09/01/2035 - 04/01/2038	108,562	111,001
6.000% due 09/01/2036 - 11/01/2037 (e)	14,947	15,329
6.089% due 09/01/2024	10	10
6.105% due 11/01/2020	17	17
6.107% due 12/01/2034	503	510
6.108% due 02/01/2028	5	5
6.188% due 05/01/2019	16	16
6.212% due 12/01/2035	27	27
6.234% due 12/01/2027	8	8
6.240% due 11/01/2032	45	46
6.243% due 01/01/2033	129	132
6.250% due 11/01/2032	127	129
6.251% due 11/01/2029	104	106
6.254% due 07/01/2032	699	718
6.258% due 01/01/2028 - 03/01/2036	87	90
6.267% due 05/01/2028	19	20
6.271% due 01/01/2033	156	159
6.297% due 12/01/2035	43	45
6.307% due 12/01/2031	49	50
6.336% due 06/01/2032	383	393
6.366% due 03/01/2036	747	758
6.395% due 09/01/2031	171	175
6.416% due 12/01/2032	184	189
6.437% due 10/01/2032	84	85
6.446% due 12/01/2032	117	120
6.469% due 07/01/2019	132	135
6.482% due 08/01/2036	36	36
6.500% due 06/25/2028 - 10/25/2031	798	837
6.509% due 10/01/2025	99	102
6.510% due 09/01/2022	33	34
6.526% due 12/01/2032	48	49
6.571% due 05/01/2033	723	739
6.581% due 04/01/2028	28	29
6.586% due 01/01/2018	91	92
6.604% due 04/01/2027	145	153
6.626% due 09/01/2033	84	87
6.642% due 09/01/2030	156	162
6.649% due 06/01/2025	6	6
6.650% due 02/25/2022	6	6
6.739% due 04/01/2033	120	124
6.758% due 05/01/2038	437	445
6.765% due 08/01/2032	137	138
6.777% due 08/01/2031	315	321
6.810% due 11/01/2029	111	115
6.817% due 03/01/2033	476	487
6.819% due 05/01/2018	57	58
6.838% due 04/01/2024	22	23
6.850% due 12/18/2027	58	62
6.854% due 03/01/2038	15	15
6.858% due 04/01/2032	154	157
6.900% due 05/25/2023 - 07/01/2033	341	361
6.905% due 08/01/2036	429	440
6.943% due 07/01/2025	4	4
6.953% due 11/01/2033	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 07/25/2022 - 08/01/2036	$8,792	$9,254
7.005% due 07/01/2036	107	110
7.040% due 09/01/2031	5	5
7.044% due 10/01/2025 - 09/01/2033	55	56
7.060% due 05/01/2033	82	83
7.061% due 07/01/2032	49	50
7.075% due 01/01/2018 - 08/01/2032	433	443
7.077% due 09/01/2024	97	99
7.080% due 10/01/2032	568	580
7.095% due 07/01/2032 - 07/01/2035	522	528
7.185% due 08/01/2032	27	28
7.195% due 08/01/2032	63	64
7.220% due 05/01/2024	125	128
7.248% due 05/01/2032	4	4
7.250% due 09/01/2024	222	228
7.275% due 09/01/2032	39	40
7.290% due 06/01/2019	24	24
7.310% due 07/01/2032	144	148
7.315% due 05/01/2024	55	56
7.500% due 11/15/2021 - 06/25/2042	999	1,068
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	963	1,083
8.000% due 04/25/2021 - 07/25/2022	164	173
8.600% due 08/25/2019	441	486

Freddie Mac
2.999% due 08/25/2036	71	68
4.000% due 02/15/2017	217	219
4.033% due 09/01/2033	850	869
4.384% due 01/01/2035	22	22
4.960% due 08/01/2017	15	15
5.160% due 11/01/2017	53	53
5.240% due 04/01/2036	94	96
5.268% due 02/01/2036	171	174
5.474% due 04/01/2032	178	188
5.483% due 03/01/2017	16	16
5.500% due 02/01/2037 - 07/01/2037	1,580	1,597
5.500% due 05/01/2037 - 01/01/2038 (e)	12,187	12,320
5.537% due 09/01/2037	72	73
5.543% due 04/01/2036	123	126
5.550% due 05/01/2035	458	461
5.571% due 09/01/2037	30	31
5.593% due 05/01/2037	110	112
5.625% due 08/01/2018 - 01/01/2020	57	58
5.633% due 06/01/2019	49	49
5.699% due 07/01/2037	876	892
5.717% due 06/01/2037	14	14
5.764% due 12/01/2037	42	42
5.797% due 05/01/2019	11	11
5.804% due 09/01/2037	34	34
5.827% due 08/01/2037	29	29
5.844% due 01/01/2037	594	603
5.845% due 02/01/2015	86	88
5.864% due 11/01/2036	21	21
5.872% due 11/01/2031	163	166
5.873% due 08/01/2037	15	15
5.893% due 08/01/2037	10	10
5.902% due 09/01/2034	476	484
5.922% due 07/25/2044	50	49
5.935% due 08/01/2036	37	37
5.968% due 02/01/2018	58	59
5.969% due 09/01/2036	24	24
5.974% due 01/01/2035	455	460
5.995% due 09/01/2037	69	71
6.000% due 03/15/2017 - 12/01/2037	4,833	5,022
6.000% due 07/01/2036 - 09/01/2037 (e)	8,408	8,630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.208% due 06/01/2019	$76	$76
6.276% due 07/01/2034	488	498
6.442% due 05/01/2019	595	601
6.488% due 01/01/2033	42	43
6.491% due 03/01/2025	3	3
6.500% due 11/15/2021 - 03/15/2024	524	555
6.522% due 10/01/2035	664	675
6.524% due 02/01/2037	133	137
6.588% due 01/01/2035	535	539
6.617% due 12/01/2034	107	109
6.633% due 01/01/2033	40	41
6.671% due 03/01/2025	99	104
6.704% due 02/01/2033	12	12
6.724% due 10/01/2032	279	284
6.750% due 01/15/2024	62	65
6.754% due 10/01/2026	10	10
6.799% due 09/01/2037	2,236	2,273
6.867% due 09/01/2018	46	48
6.873% due 06/01/2033	86	88
6.875% due 04/01/2017	490	495
6.888% due 08/01/2034	7	7
6.894% due 02/01/2026	137	140
7.000% due 10/15/2013 - 12/01/2047	4,250	4,449
7.001% due 05/01/2029	200	202
7.015% due 08/01/2034	364	370
7.025% due 09/01/2033	71	72
7.028% due 08/01/2024	38	38
7.033% due 11/01/2031	132	133
7.105% due 03/01/2032	1,084	1,102
7.110% due 04/01/2033	8	9
7.113% due 08/01/2030	64	65
7.117% due 12/01/2033	656	682
7.120% due 07/01/2025	137	140
7.125% due 07/01/2017	50	51
7.131% due 09/01/2023	51	53
7.135% due 05/01/2033	64	65
7.162% due 07/01/2033	79	81
7.230% due 09/01/2031	368	375
7.250% due 09/01/2032	222	226
7.267% due 11/01/2029	856	870
7.268% due 07/01/2033	340	347
7.278% due 03/01/2031	200	203
7.310% due 09/01/2024	54	56
7.379% due 08/01/2035	41	42
7.455% due 05/15/2023	87	90
7.500% due 09/01/2011 - 10/01/2024	1,300	1,355
7.563% due 11/01/2035	442	455
7.637% due 07/01/2024	41	41
8.500% due 06/15/2031	602	701
9.000% due 09/15/2020 - 02/15/2021	498	539
9.500% due 03/15/2020	33	33

Ginnie Mae
5.000% due 10/20/2030 - 01/20/2035	359	360
5.125% due 10/20/2025 - 12/20/2026	40	39
5.500% due 04/20/2037	53	48
5.625% due 08/20/2027 - 10/20/2029	299	301
5.750% due 01/20/2032 - 03/20/2032	531	536
6.100% due 06/15/2028 - 03/15/2029	2,478	2,561
6.125% due 08/20/2033	49	49
6.250% due 02/20/2029	61	62
6.375% due 06/20/2022 - 06/20/2032	1,168	1,191
6.490% due 01/15/2028 - 01/15/2029	2,344	2,452

Small Business Administration
5.160% due 02/01/2028	2,500	2,535
5.170% due 01/01/2028	5,000	5,046

See Accompanying Notes	Annual Report	March 31, 2008	101

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$338	$368

Total U.S. Government Agencies (Cost $247,335)		249,995

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,092
4.750% due 08/15/2017	5,400	5,977

Total U.S. Treasury Obligations (Cost $6,487)		7,069

MORTGAGE-BACKED SECURITIES 12.3%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	402	400
5.634% due 07/10/2046	500	499
6.186% due 06/11/2035	255	260

Banc of America Funding Corp.
4.113% due 05/25/2035	118	102
4.622% due 02/20/2036	158	152
5.663% due 06/20/2035	195	157

Banc of America Mortgage Securities, Inc.
2.999% due 03/25/2034	215	206
3.049% due 01/25/2034	89	85
4.145% due 07/25/2034	175	176
4.709% due 04/25/2035	270	270
7.235% due 07/20/2032	59	57

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,932	1,831
4.650% due 01/25/2035	170	169

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	198	198
7.000% due 05/20/2030	396	434

CC Mortgage Funding Corp.
2.729% due 05/25/2048	385	313

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	290	282

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	484

Countrywide Alternative Loan Trust
5.636% due 07/20/2035	239	214

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	123	97
2.869% due 03/25/2035	270	237
2.919% due 03/25/2035	340	255
5.250% due 02/20/2036	218	180
6.097% due 07/19/2033	497	480
6.603% due 02/25/2034	326	318
6.748% due 05/19/2033	357	357

CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035	500	484
5.167% due 03/25/2034	286	271
5.603% due 07/15/2035	500	499
5.750% due 04/22/2033	1,524	1,417

Downey Savings & Loan Association Mortgage Loan Trust
2.959% due 11/19/2044	170	130
6.816% due 07/19/2044	114	116

First Horizon Asset Securities, Inc.
3.099% due 03/25/2018	216	215
6.184% due 03/25/2033	251	245

First Republic Mortgage Loan Trust
3.068% due 11/15/2030	138	125
3.168% due 11/15/2031	56	52

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.859% due 10/25/2045	$69	$50

GSAA Trust
6.000% due 04/01/2034	950	944

GSR Mortgage Loan Trust
3.730% due 04/25/2032	82	82
4.539% due 09/25/2035	428	400
4.754% due 09/25/2034	259	252
5.250% due 11/25/2035	494	442
6.673% due 08/25/2034	505	507

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	660	622
2.869% due 08/19/2045	67	52

Indymac Index Mortgage Loan Trust
7.353% due 10/25/2034	412	413

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	504

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	489
5.430% due 02/15/2040	500	486

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	800	788
3.817% due 04/21/2034	78	78

MASTR Alternative Loans Trust
7.000% due 06/25/2034	138	138

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	211	205

Mellon Residential Funding Corp.
3.188% due 09/15/2030	258	250
3.561% due 12/15/2030	59	57

Merrill Lynch Mortgage Investors, Inc.
7.209% due 09/25/2033	78	78

MLCC Mortgage Investors, Inc.
2.939% due 04/25/2028	131	117
5.028% due 01/25/2030	110	100
7.056% due 01/25/2029	419	411

Morgan Stanley Capital I
5.223% due 11/14/2042	500	505
5.328% due 11/12/2041	580	567

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	106	100
6.000% due 05/25/2033	70	68
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.035% due 04/25/2034	244	245

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	1,965	1,605
6.000% due 08/25/2035	2,991	2,770

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	575	597

Sequoia Mortgage Trust
2.886% due 07/20/2033	135	129
2.916% due 10/20/2027	56	49
2.916% due 04/20/2033	205	199
2.936% due 10/20/2027	273	250
2.986% due 12/20/2032	233	230

Structured Asset Mortgage Investments, Inc.
2.829% due 07/25/2046	140	87
2.899% due 05/19/2035	251	224
7.017% due 05/25/2045	92	88

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	2,902	2,680
2.869% due 03/25/2044	246	221
2.969% due 09/25/2044	198	190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 12/25/2045	$215	$170
2.909% due 01/25/2045	48	38
3.139% due 12/25/2027	412	374
3.525% due 10/25/2044	244	218
3.565% due 11/25/2034	241	216
3.796% due 06/25/2034	55	55
4.054% due 10/25/2033	1,500	1,498
4.334% due 06/25/2033	251	250
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	19	18
5.572% due 07/25/2046	1,295	876

Wells Fargo Mortgage-Backed Securities Trust
4.015% due 12/25/2034	164	159
4.232% due 09/25/2034	174	166
4.368% due 09/25/2034	264	259
4.490% due 01/25/2035	300	300
4.541% due 02/25/2035	423	421
5.500% due 12/25/2033	63	63
6.607% due 10/25/2034	353	342

Total Mortgage-Backed Securities (Cost $37,518)		36,267

ASSET-BACKED SECURITIES 5.3%

ACE Securities Corp.
5.849% due 04/25/2035	650	46

American Express Credit Account Master Trust
3.318% due 02/15/2012	124	121

Ameriquest Mortgage Securities, Inc.
6.124% due 11/25/2032	238	24
8.224% due 02/25/2033	200	38

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	69	61

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	64	64
2.929% due 10/25/2032	130	113
2.929% due 01/25/2036	563	548
2.999% due 10/27/2032	83	78
3.089% due 06/25/2036	400	313
3.599% due 10/25/2037	208	187

Bear Stearns Second Lien Trust
2.819% due 12/25/2036	1,783	1,337

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	135	135

Citibank Omni Master Trust
3.699% due 12/23/2013	2,000	2,004

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047	599	568

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	589	533

Green Tree Financial Corp.
6.110% due 09/01/2023	667	681
6.870% due 01/15/2029	520	523

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,473

GSAA Trust
2.869% due 06/25/2035	822	581

HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	2,156	1,750
3.336% due 11/20/2036	597	593

Home Equity Asset Trust
2.659% due 08/25/2036	22	22

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	579	533
2.649% due 12/25/2036	334	311

102	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irwin Home Equity Corp.
3.139% due 07/25/2032	$10	$8

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	547	510

Morgan Stanley ABS Capital I
3.679% due 12/27/2032	268	248

New Century Home Equity Loan Trust
2.969% due 08/25/2034	57	50

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	284	263

SBI HELOC Trust
2.769% due 08/25/2036	202	194

Soundview Home Equity Loan Trust
3.399% due 10/25/2037	488	478

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,143	1,057

TABS Ltd.
4.335% due 02/12/2047	280	12

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	89	87

Total Asset-Backed Securities (Cost $16,616)		15,544

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	800	$1,531

Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	8,467	84

Total Foreign Currency-Denominated Issues (Cost $1,684)			1,615

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		225	232

General Motors Corp.
5.250% due 03/06/2032		2,000	33

Total Convertible Preferred Stocks (Cost $267)			265

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

COMMERCIAL PAPER 1.8%

Barclays U.S. Funding Corp.
3.125% due 04/23/2008		$700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
1.500% due 04/01/2008	$3,800	$3,800

Unicredito Italiano SpA
3.850% due 05/02/2008	900	897

		5,396

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,022	1,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,050. Repurchase proceeds are $1,022.)

U.S. TREASURY BILLS 5.9%
1.017% due 04/17/2008 - 07/24/2008 (b)(c)	17,300	17,228

Total Short-Term Instruments (Cost $23,683)		23,646

Total Investments 130.1% (Cost $382,536)		$381,938

Other Assets and Liabilities (Net) (30.1%)		(88,259)

Net Assets (d) 100.0%		$293,679

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,963 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $33,324 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $27,075 at a weighted average interest rate of 4.497%. On March 31, 2008, securities valued at $49,840 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%		03/20/2013	DUB	$3,000	$34
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	50	0
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	MSC	50	(5)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	1,000	(109)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	137	(12)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	50	1
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	50	(4)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	50	(5)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	25	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%		12/20/2012	HSBC	1,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	MLP	25	(1)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%		12/20/2012	MSC	1,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	50	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	100	(3)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	CITI	50	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	100	(4)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	100	(1)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC	3,000	3
Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	CSFB	75	0
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	BOA	2,500	893
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	JPM	2,500	(880)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	50	(1)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	50	0

See Accompanying Notes	Annual Report	March 31, 2008	103

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%	12/20/2012	LEH	$100	$(10)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	DUB	2,000	(123)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	100	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	CITI	50	(4)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	LEH	25	0

						$(218)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY	$1,000	$(32)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC	7,000	(216)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	50	0
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	1,987	(51)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	9,937	(142)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP	3,861	(397)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	2,000	(8)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	300	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	10,100	(23)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	10,000	(166)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	500	5
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CSFB	4,000	(673)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	2,000	(320)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	3,000	(549)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	1,000	(423)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	3,000	(520)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,799	(161)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	4,797	137
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	1,800	85

						$(3,455)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$100	$2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	17,500	41
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	5,100	223
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	33,900	1,618
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	4,000	(62)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	4,100	(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	1,100	26

						$1,892

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	800	04/2008	$0	$(4)	$(4)
Sell	JPY	10,000	05/2008	0	(2)	(2)

				$0	$(6)	$(6)

104	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,592	$1,324

Total Bank Loan Obligations (Cost $1,517)		1,324

CORPORATE BONDS & NOTES 63.6%

BANKING & FINANCE 31.6%

Allstate Corp.
6.125% due 05/15/2037	100	92
7.200% due 12/01/2009	200	212

American Express Co.
6.150% due 08/28/2017	300	299

American International Group, Inc.
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	190

Anadarko Finance Co.
6.750% due 05/01/2011	200	214

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	50

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	203

Bank of America Corp.
4.750% due 08/01/2015	200	198
5.625% due 10/14/2016	1,000	1,022
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	200	201

Bank of America N.A.
6.000% due 10/15/2036	400	384

Bank One Corp.
5.250% due 01/30/2013	100	102
9.875% due 03/01/2009	50	52

Barclays Bank PLC
6.050% due 12/04/2017	600	587

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
4.326% due 07/19/2010	400	361
5.700% due 11/15/2014	100	96

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	222

BNP Paribas
5.186% due 06/29/2049	700	588

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	249

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	105	105

Citigroup, Inc.
5.000% due 09/15/2014	200	189
5.625% due 08/27/2012	400	397
6.000% due 02/21/2012	190	194
6.000% due 08/15/2017	240	237
6.125% due 08/25/2036	800	705

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	301

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	300	315

Credit Agricole S.A.
6.637% due 05/29/2049	200	155

FIA Card Services N.A.
7.125% due 11/15/2012	145	161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fleet National Bank
5.750% due 01/15/2009	$175	$178

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	87

General Electric Capital Corp.
3.135% due 08/15/2011	150	147
5.000% due 01/08/2016	100	100
5.450% due 01/15/2013	350	367
6.375% due 11/15/2067	200	196
6.750% due 03/15/2032	500	536

GMAC LLC
3.749% due 09/23/2008	200	189
6.625% due 05/15/2012	100	76
6.875% due 09/15/2011	50	38

Goldman Sachs Group LP
4.500% due 06/15/2010	250	252

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
5.250% due 10/15/2013	300	299
5.700% due 09/01/2012	300	308
6.125% due 02/15/2033	600	548
6.150% due 04/01/2018 (b)	600	601
6.250% due 09/01/2017	200	202
6.600% due 01/15/2012	100	106
6.750% due 10/01/2037	200	187

HBOS Capital Funding LP
6.071% due 06/29/2049	800	704

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Capital Funding LP
4.610% due 12/29/2049	1,730	1,529
9.547% due 12/29/2049	100	108

HSBC Holdings PLC
6.500% due 05/02/2036	200	194
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	289
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	373
7.125% due 06/15/2009	100	103

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	300	277

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	351

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	261
6.625% due 01/18/2012	30	30
6.750% due 12/28/2017	300	289

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	158

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	100

Morgan Stanley
4.750% due 04/01/2014	900	837
5.375% due 10/15/2015	250	238
5.950% due 12/28/2017	400	388

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	857

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Natexis AMBS Co. LLC
8.440% due 12/29/2049	$100	$101

Preferred Term Securities XII
3.350% due 03/24/2034	100	94

Prudential Financial, Inc.
3.018% due 06/13/2008	100	100

Rabobank Capital Funding II
5.260% due 12/29/2049	150	129

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,100	915

RBS Capital Trust III
5.512% due 09/29/2049	200	165

Resona Bank Ltd.
5.850% due 09/29/2049	300	250

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	480	485

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	500	452

SB Treasury Co. LLC
9.400% due 12/29/2049	200	203

SLM Corp.
4.131% due 01/26/2009	200	192

State Street Capital Trust III
8.250% due 12/29/2049	400	396

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	254

Teco Finance, Inc.
6.572% due 11/01/2017	123	130
6.750% due 05/01/2015	200	208
7.000% due 05/01/2012	177	192

UBS Preferred Funding Trust V
6.243% due 05/29/2049	800	670

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	94

USB Capital IX
6.189% due 04/15/2049	975	724

Ventas Realty LP
6.750% due 06/01/2010	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	284
7.800% due 08/18/2010	30	32

Wachovia Corp.
7.980% due 02/28/2049	1,000	985

Wells Fargo & Co.
2.659% due 03/23/2010	75	74
4.477% due 01/12/2011	200	196

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	394
6.450% due 02/01/2011	30	32

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	994

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	290

		30,862

INDUSTRIALS 21.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	563

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	62	62
7.858% due 04/01/2013	50	50

See Accompanying Notes	Annual Report	March 31, 2008	105

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
5.950% due 09/15/2016	$200	$207

Apache Corp.
6.000% due 01/15/2037	200	203

Barrick Gold Corp.
5.800% due 11/15/2034	100	92

Baxter International, Inc.
6.250% due 12/01/2037	100	103

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33

Boston Scientific Corp.
5.450% due 06/15/2014	100	92

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	93

Canadian National Railway Co.
4.400% due 03/15/2013	80	79

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	184
6.000% due 08/15/2016	100	104

Cardinal Health, Inc.
4.999% due 10/02/2009	200	195

CBS Corp.
5.625% due 08/15/2012	500	488

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	292
6.875% due 01/15/2016	200	199
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	206

Cisco Systems, Inc.
3.158% due 02/20/2009	60	60

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	111

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	40

Comcast Corp.
5.300% due 01/15/2014	100	98
5.875% due 02/15/2018	100	98
6.450% due 03/15/2037	200	189
7.050% due 03/15/2033	100	102

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	98

Covidien International Finance S.A.
6.550% due 10/15/2037	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	154
6.750% due 03/15/2011	100	104
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	51
8.125% due 08/15/2009	50	51

CSX Corp.
5.300% due 02/15/2014	250	247

Daimler Finance North America LLC
7.300% due 01/15/2012	100	107

DCP Midstream LLC
5.375% due 10/15/2015	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Delta Air Lines, Inc.
6.619% due 03/18/2011	$126	$124
7.379% due 05/18/2010	57	56

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	370

El Paso Natural Gas Co.
5.950% due 04/15/2017	500	493

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	100

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	496

EnCana Corp.
4.750% due 10/15/2013	100	97
6.500% due 08/15/2034	100	101
6.500% due 02/01/2038	400	399

Energy Transfer Partners LP
6.125% due 02/15/2017	500	488
7.500% due 07/01/2038	100	101

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	100	100

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

First Data Corp.
9.875% due 09/24/2015	200	165

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	106

Fund American Cos., Inc.
5.875% due 05/15/2013	150	157

Gaz Capital S.A.
8.625% due 04/28/2034	200	228

Gazprom International S.A.
7.201% due 02/01/2020	85	87

General Mills, Inc.
5.700% due 02/15/2017	200	202

Georgia-Pacific LLC
7.000% due 01/15/2015	100	94
7.125% due 01/15/2017	700	651

HCA, Inc.
6.750% due 07/15/2013	200	178

Hess Corp.
7.875% due 10/01/2029	200	238

HJ Heinz Co.
6.428% due 12/01/2020	200	203

Hospira, Inc.
6.050% due 03/30/2017	100	99

Humana, Inc.
6.450% due 06/01/2016	200	203

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	143

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	101

International Business Machines Corp.
8.375% due 11/01/2019	30	39

Kellogg Co.
5.125% due 12/03/2012	100	104

Kern River Funding Corp.
4.893% due 04/30/2018	62	63

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	197
5.950% due 02/15/2018	400	397

Kraft Foods, Inc.
6.500% due 08/11/2017	300	309
6.875% due 02/01/2038	400	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$200	$207

MGM Mirage
6.625% due 07/15/2015	100	88

Newmont Mining Corp.
5.875% due 04/01/2035	100	82

News America Holdings, Inc.
9.250% due 02/01/2013	400	465

Norfolk Southern Corp.
7.250% due 02/15/2031	100	110

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	124

Northwest Pipeline Corp.
5.950% due 04/15/2017	200	199

Phelps Dodge Corp.
8.750% due 06/01/2011	200	222
9.500% due 06/01/2031	200	264

Plains All American Pipeline LP
6.125% due 01/15/2017	400	408

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	96

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	107

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	193

Reynolds American, Inc.
7.750% due 06/01/2018	100	106

Rogers Cable, Inc.
5.500% due 03/15/2014	100	94
6.750% due 03/15/2015	200	199

Safeway, Inc.
3.005% due 03/27/2009	200	197

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	210

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	53	55

Time Warner Cable, Inc.
5.850% due 05/01/2017	240	230
6.550% due 05/01/2037	840	796

Time Warner, Inc.
6.750% due 04/15/2011	25	26

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.800% due 03/15/2038	500	512

Union Pacific Corp.
6.625% due 02/01/2029	50	51

United Airlines, Inc.
10.125% due 03/22/2015 (a)	85	44

UnitedHealth Group, Inc.
6.000% due 02/15/2018	300	295

Vale Overseas Ltd.
6.250% due 01/11/2016	200	200
6.250% due 01/23/2017	100	100

Valero Energy Corp.
7.500% due 04/15/2032	400	417

Viacom, Inc.
6.250% due 04/30/2016	500	488

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	32

Walt Disney Co.
6.375% due 03/01/2012	100	108

106	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WEA Finance LLC
5.700% due 10/01/2016	$100	$90

WellPoint, Inc.
4.250% due 12/15/2009	100	100

Weyerhaeuser Co.
3.599% due 09/24/2009	300	296

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

Xerox Corp.
3.514% due 12/18/2009	100	98

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	109
7.500% due 04/15/2012	100	111

Yum! Brands, Inc.
6.875% due 11/15/2037	200	192
8.875% due 04/15/2011	140	154

		21,428

UTILITIES 10.1%

Appalachian Power Co.
3.600% due 05/15/2008	100	100
5.650% due 08/15/2012	300	309

AT&T Corp.
7.300% due 11/15/2011	447	485

AT&T Mobility LLC
6.500% due 12/15/2011	50	53

AT&T, Inc.
5.100% due 09/15/2014	300	299
6.500% due 09/01/2037	500	496

BellSouth Corp.
5.200% due 09/15/2014	300	300
5.200% due 12/15/2016	100	98

British Telecommunications PLC
8.625% due 12/15/2010	100	110
9.125% due 12/15/2030	100	124

Bruce Mansfield Unit
6.850% due 06/01/2034	100	105

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	106

Consumers Energy Co.
5.000% due 02/15/2012	100	101
5.375% due 04/15/2013	100	103
5.500% due 08/15/2016	350	352

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	353

Duke Energy LLC
6.450% due 10/15/2032	200	205

Energy East Corp.
6.750% due 07/15/2036	100	97

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	150
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	51

Florida Power Corp.
3.468% due 11/14/2008	50	50

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	164

Ipalco Enterprises, Inc.
8.375% due 11/14/2008	150	153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kentucky Power Co.
6.000% due 09/15/2017	$200	$201

Nevada Power Co.
6.500% due 05/15/2018	150	154

NGPL Pipe Co. LLC
7.768% due 12/15/2037	200	206

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	109

Ohio Edison Co.
5.450% due 05/01/2015	100	98

Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	295

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	201

Progress Energy, Inc.
6.850% due 04/15/2012	200	217
7.100% due 03/01/2011	94	101

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	123

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	151

Qwest Corp.
6.050% due 06/15/2013	100	90

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	22	22

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	198

Southern California Edison Co.
5.000% due 01/15/2014	200	203

Sprint Capital Corp.
8.375% due 03/15/2012	500	463

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	196
4.561% due 07/18/2011	200	179
5.250% due 11/15/2013	100	94

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

TELUS Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	178

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	218

Verizon New England, Inc.
6.500% due 09/15/2011	200	209

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	506
5.950% due 09/15/2017	300	317

Vodafone Group PLC
7.750% due 02/15/2010	30	32

		9,817

Total Corporate Bonds & Notes (Cost $64,471)		62,107

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

ERP Operating LP
3.850% due 08/15/2026		$200	$192

Total Convertible Bonds & Notes (Cost $202)			192

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
5.500% due 09/01/2035 - 04/01/2038		15,305	15,460
5.500% due 09/01/2037 (f)		4,538	4,586
6.000% due 04/01/2036 - 04/01/2038		7,647	7,837

Freddie Mac
5.000% due 06/15/2016		14	14

Total U.S. Government Agencies (Cost $27,438)			27,897

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		174	140

Merrill Lynch Mortgage Investors, Inc.
4.972% due 05/25/2033		113	110

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034		113	106

Total Mortgage-Backed Securities (Cost $356)			356

SOVEREIGN ISSUES 0.8%

Croatia Government International Bond
4.000% due 07/30/2010		17	17

Korea Development Bank
4.750% due 07/20/2009		300	303

Mexico Government International Bond
6.750% due 09/27/2034		78	87

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
7.500% due 03/31/2030		148	171

South Africa Government International Bond
7.375% due 04/25/2012		90	98

Total Sovereign Issues (Cost $750)			791

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	476

Credit Logement S.A.
4.604% due 03/29/2049		300	432

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	172

General Electric Capital Corp.
5.500% due 09/15/2067		900	1,346

HSBC Holdings PLC
5.375% due 12/20/2012		60	94

RBS Capital Trust A
6.467% due 12/29/2049		325	485

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	52

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	511

Total Foreign Currency-Denominated Issues (Cost $3,033)			3,568

See Accompanying Notes	Annual Report	March 31, 2008	107

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.846% due 12/31/2049	4,000	$74

Total Preferred Stocks (Cost $100)		74

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

COMMERCIAL PAPER 11.0%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	$2,100	2,094

Federal Home Loan Bank
1.500% due 04/01/2008	5,500	5,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	$1,100	$1,099

UBS Finance Delaware LLC
2.940% due 06/06/2008	2,100	2,089

		10,782

REPURCHASE AGREEMENTS 0.8%

State Street Bank and Trust Co.
1.900% due 04/01/2008	803	803

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $823. Repurchase proceeds are $803.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.3%
1.193% due 04/17/2008 - 06/12/2008 (c)(d)	$2,250	$2,245

Total Short-Term Instruments (Cost $13,829)		13,830

PURCHASED OPTIONS (i) 1.8%
(Cost $649)		1,763

Total Investments 114.6% (Cost $112,345)		$111,902

Written Options (j) (1.4%) (Premiums $639)		(1,356)

Other Assets and Liabilities (Net) (13.2%)		(12,867)

Net Assets (e) 100.0%		$97,679

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $1,745 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $192 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,350 at a weighted average interest rate of 4.267%. On March 31, 2008, securities valued at $3,190 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,009 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	12	$(9)
90-Day Eurodollar March Futures	Long	03/2009	40	93
Euro-Bobl June Futures	Short	06/2008	20	33
U.S. Treasury 2-Year Note June Futures	Short	06/2008	17	(5)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	107	(82)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	51	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	126
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	194
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	196

				$558

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	JPM	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	JPM	50	(2)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.890%		12/20/2012	DUB	100	(4)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.900%		12/20/2012	DUB	300	(12)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.550%		03/20/2013	CITI	1,000	(13)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%		03/20/2013	JPM	1,000	10
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	GSC	100	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	RBS	200	6
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	RBS	200	7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	CITI	200	(12)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	UBS	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	BEAR	200	9
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	MSC	100	5
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	MSC	200	10
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	MLP	100	1
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	CSFB	100	1
CBS Corp. 4.625% due 05/15/2018	Buy	(0.610%	)	09/20/2012	DUB	400	23
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	JPM	100	13
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	BEAR	100	2
Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	CITI	200	7
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%		06/20/2012	DUB	200	(9)

108	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	LEH	$100	$(8)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	GSC	100	(7)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.280%		09/20/2012	MSC	700	(40)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	CITI	200	4
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	UBS	200	4
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	CITI	100	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	GSC	100	1
ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	MSC	300	(2)
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	MSC	100	4
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	BEAR	500	7
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	CITI	100	0
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	CSFB	100	2
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	LEH	100	2
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	UBS	300	26
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	BEAR	200	0
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	RBS	200	7
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.350%		09/20/2008	CITI	500	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	GSC	200	(14)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	BEAR	100	(9)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	DUB	300	(41)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	LEH	5,000	932
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	JPM	5,000	(928)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%		06/20/2012	CITI	300	(11)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	BOA	400	26
Gap, Inc. 10.050% due 12/15/2008	Buy	(1.200%	)	03/20/2013	JPM	1,200	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	MLP	200	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%		12/20/2012	BCLY	600	(17)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%		03/20/2013	CITI	1,000	2
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%	)	06/20/2012	DUB	500	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.500%		09/20/2009	DUB	500	(85)
GMAC LLC 6.875% due 08/28/2012	Sell	3.740%		09/20/2009	CSFB	200	(28)
GMAC LLC 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	DUB	300	73
GMAC LLC 6.875% due 08/28/2012	Sell	1.840%		06/20/2012	JPM	500	(136)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.585%		09/20/2012	LEH	200	(7)
Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	MSC	500	10
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	CSFB	200	(1)
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	JPM	200	15
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC	200	15
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	GSC	100	5
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	CITI	200	11
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	BOA	100	6
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	BNP	200	(16)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.720%		09/20/2012	MLP	400	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.750%		09/20/2012	BOA	100	(9)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	LEH	200	35
Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%	)	06/20/2012	GSC	100	18
Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%	)	06/20/2012	MSC	100	12
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.540%	)	12/20/2012	MSC	100	2
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%	)	12/20/2012	BOA	200	4
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	BCLY	100	9
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	DUB	100	8
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	BNP	100	11
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	BCLY	100	3
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	BEAR	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	RBS	300	13
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	MSC	100	4
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	MSC	100	4
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%		03/20/2013	DUB	1,000	29
Morgan Stanley 6.600% due 04/01/2012	Sell	0.585%		09/20/2012	LEH	100	(5)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	200	0
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%	)	06/20/2012	LEH	500	8
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%	)	09/20/2012	RBS	100	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	100	2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	RBS	200	4
Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%	)	06/20/2012	CSFB	500	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	GSC	100	2
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2012	RBS	200	7
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	LEH	100	3
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	UBS	300	12
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	MLP	200	3
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	JPM	100	(1)
Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	GSC	200	1
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	500	0

See Accompanying Notes	Annual Report	March 31, 2008	109

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	CITI	$100	$0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%		06/20/2012	LEH	500	(9)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.540%		09/20/2008	GSC	200	0
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	BOA	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	MSC	200	6
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	MSC	100	3
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	MSC	100	3
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	GSC	100	4
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	RBS	200	10
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	CSFB	200	9
Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%		06/20/2012	LEH	500	(32)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	RBS	400	8
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	DUB	100	7
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	UBS	200	15
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	BNP	100	1
Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	LEH	100	0
Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	MSC	500	(14)
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	GSC	100	2
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%	)	12/20/2012	GSC	300	4
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	MSC	100	1
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	JPM	100	5
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	BEAR	300	14
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	BCLY	200	10
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	GSC	100	5
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	GSC	100	1
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	BOA	100	3
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	RBS	500	14
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	MSC	100	2
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	MLP	200	0

							$62

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,000	$72
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	CITI	298	(5)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA	500	33
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC	250	17
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC	1,300	83
Dow Jones CDX N.A. IG9 Index	Sell	0.640%		12/20/2012	UBS	10,000	(130)
Dow Jones CDX N.A. IG9 Index	Sell	0.680%		12/20/2012	DUB	1,000	8
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	MSC	18,300	164
Dow Jones CDX N.A. IG9 Index	Sell	0.720%		12/20/2012	DUB	500	5
Dow Jones CDX N.A. IG9 Index	Sell	0.880%		12/20/2012	DUB	1,000	(2)
Dow Jones CDX N.A. IG9 Index	Sell	1.290%		12/20/2012	DUB	2,000	34
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	7,100	19
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	8,100	(31)

							$267

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	6,800	$(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CSFB		7,900	(2)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		5,600	(18)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$6,200	97
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	RBS		200	3
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		300	4
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		3,100	72
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		6,100	266
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,100	35
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CSFB		3,000	44
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		3,100	132
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		4,700	211
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		1,600	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	DUB		500	(25)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		5,600	(291)

110	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		$7,200	$4
Pay	3-Month USD-LIBOR	6.000%	06/15/2025	MLP		2,000	176
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	8
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		1,400	121
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,100	93
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	CITI	AUD	2,800	32
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI	EUR	200	11
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	36
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(63)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	UBS	JPY	130,000	(42)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	5,800	4

							$831

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$124.500	05/23/2008	60	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	77	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	20	0	0

				$3	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$7
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	244
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	191
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	8,400	84	198
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	114
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	211
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	4	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	109
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	401
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	217

							$611	$1,697

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$0
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	36
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	7
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	4	18
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	3

					$35	$64

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$9	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	10	12	12
Call - CBOT U.S. Treasury 30-Year Bond June Futures	124.000	05/23/2008	10	12	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	10	12	2

				$45	$42

See Accompanying Notes	Annual Report	March 31, 2008	111

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	185
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	300	2	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	17
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	133
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	2,400	68	139
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	81
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	159
Call - OTC 30-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	1,200	9	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	8
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	120
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	288
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	73	165

							$594	$1,314

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	702	04/2008	$4	$0	$4
Buy	BRL	2,158	07/2008	54	0	54
Sell		1,762	07/2008	20	0	20
Buy		779	12/2008	0	(1)	(1)
Sell		836	12/2008	9	0	9
Sell	CAD	58	04/2008	2	0	2
Buy	CLP	27,495	12/2008	5	0	5
Buy	CNY	10,884	07/2008	99	0	99
Sell		4,656	07/2008	0	(40)	(40)
Sell	EUR	2,789	04/2008	0	(54)	(54)
Sell	GBP	960	04/2008	3	(4)	(1)
Buy	INR	14,491	05/2008	15	0	15
Buy		1,112	08/2008	0	(1)	(1)
Buy	KRW	331,844	05/2008	0	(21)	(21)
Buy		490,944	08/2008	0	(32)	(32)
Buy	MXN	3,343	07/2008	10	0	10
Sell		2,967	07/2008	0	(8)	(8)
Buy	MYR	1,078	08/2008	4	0	4
Buy	NOK	1,111	06/2008	4	0	4
Buy	PHP	13,111	05/2008	0	(12)	(12)
Buy	PLN	1,442	07/2008	117	0	117
Buy	RUB	8,062	07/2008	17	0	17
Buy		13,456	11/2008	20	0	20
Buy	SGD	777	05/2008	43	0	43
Buy		470	08/2008	10	0	10
Buy		69	11/2008	2	0	2
Buy	TWD	574	09/2008	0	0	0
Buy	ZAR	153	12/2008	0	(1)	(1)

				$438	$(174)	$264

112	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$47,760	$39,727

Idearc, Inc.
4.700% due 11/17/2014	36,759	29,577

Total Bank Loan Obligations (Cost $82,433)		69,304

CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 21.8%

American Express Bank FSB
2.596% due 10/20/2009	23,800	23,640

American Express Centurion Bank
3.075% due 05/07/2008	21,000	20,996

American Express Credit Corp.
3.118% due 11/09/2009	32,600	31,917

American Honda Finance Corp.
3.085% due 08/05/2008	18,670	18,673

ANZ National International Ltd.
3.168% due 08/07/2009	5,700	5,690

Bank of America Corp.
2.681% due 09/25/2009	61,900	61,302
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	188,900	189,508

Bank of America N.A.
2.901% due 06/12/2009	12,000	11,940

Bank of Ireland
2.589% due 12/19/2008	4,100	4,097

Bank of New York Mellon Corp.
3.495% due 02/05/2010	63,300	63,333

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	20,800	19,776
3.160% due 08/21/2009	9,200	8,706
3.190% due 05/18/2010	64,800	60,302

Calabash Re Ltd.
11.200% due 01/08/2010	4,700	4,769
13.700% due 01/08/2010	4,500	4,643

Capital One Financial Corp.
3.270% due 09/10/2009	100,770	91,329

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	1,800	1,800

CIT Group, Inc.
2.729% due 12/19/2008	31,200	28,121
3.100% due 06/08/2009	1,350	1,118
3.190% due 08/17/2009	48,100	40,422
3.215% due 08/15/2008	2,000	1,846
3.302% due 05/23/2008	9,200	9,017

Citigroup Funding, Inc.
2.599% due 04/23/2009	76,520	75,597
2.606% due 06/26/2009	17,975	17,723
2.980% due 12/08/2008	23,100	22,885

Citigroup, Inc.
2.701% due 12/28/2009	22,100	21,645
3.162% due 05/02/2008	33,000	32,988
5.100% due 09/29/2011	1,500	1,501

Countrywide Financial Corp.
4.786% due 01/05/2009	5,000	4,681

Credit Agricole S.A.
3.090% due 05/28/2009	17,600	17,619
3.140% due 05/28/2010	24,400	24,420

DnB NOR Bank ASA
4.447% due 10/13/2009	18,900	18,924

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	$9,200	$8,766
7.250% due 10/25/2011	900	740
7.375% due 10/28/2009	13,000	11,857
7.375% due 02/01/2011	600	501

General Electric Capital Corp.
2.840% due 03/16/2009	10,000	9,986
2.931% due 03/12/2010	35,400	35,225
3.689% due 02/01/2011	63,300	62,852
3.964% due 01/20/2010	39,800	39,544
4.686% due 01/05/2009	24,400	24,382
4.706% due 10/06/2010	12,200	12,005

General Motors Acceptance Corp.
7.430% due 12/01/2021	92	93

GMAC LLC
6.000% due 12/15/2011	3,500	2,620

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	36,400	36,146
2.689% due 06/23/2009	14,200	14,020
2.746% due 03/30/2009	20,800	20,597
3.186% due 11/10/2008	31,800	31,636
3.406% due 07/29/2008	21,600	21,550
4.178% due 07/23/2009	600	595

HSBC Bank USA N.A.
3.130% due 06/10/2009	9,200	9,174

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	21,596

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	894

HSBC Finance Corp.
2.930% due 09/15/2008	16,600	16,443
8.000% due 07/15/2010	12,000	12,677

ICICI Bank Ltd.
4.917% due 01/12/2010	32,200	30,825

John Deere Capital Corp.
4.500% due 08/25/2008	900	904

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	10,900	10,394
3.170% due 08/21/2009	43,100	41,290
3.232% due 05/25/2010	1,400	1,253
3.346% due 11/10/2009	15,000	13,590
3.984% due 10/22/2008	29,970	29,188
5.625% due 01/24/2013	5,300	5,161

Longpoint Re Ltd.
8.050% due 05/08/2010	8,500	8,617

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	21,000	20,472
3.158% due 08/14/2009	23,000	22,536
3.531% due 07/25/2011	32,700	29,766
3.888% due 10/23/2008	25,500	25,415

Morgan Stanley
2.639% due 11/21/2008	16,460	16,363
3.206% due 02/09/2009	30,000	29,664
4.348% due 01/15/2010	30,900	29,555

Mystic Re Ltd.
9.390% due 12/05/2008	26,900	26,674
13.090% due 06/07/2011	6,400	6,608

National Australia Bank Ltd.
2.979% due 09/11/2009	23,500	23,489
3.578% due 02/08/2010	109,600	109,653

Osiris Capital PLC
7.108% due 01/15/2010	11,000	10,936

Phoenix Quake Ltd.
5.148% due 07/03/2008	6,500	6,500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	6,400	6,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	$3,000	$2,958

PNC Bank N.A.
3.689% due 02/01/2010	73,400	73,300

Pricoa Global Funding I
2.981% due 09/12/2008	10,000	10,000
3.136% due 03/03/2009	22,000	21,992

Regions Financial Corp.
4.500% due 08/08/2008	19,318	19,397

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	1,800	1,842

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	49,100	49,022
9.118% due 03/31/2049	37,207	37,560

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	4,700	4,686
3.205% due 02/06/2009	200	199

SLM Corp.
3.471% due 07/27/2009	16,200	13,634
3.491% due 07/26/2010	5,200	4,097

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	9,992

U.S. Bancorp
3.512% due 02/04/2010	37,820	37,568

VTB Capital S.A.
3.839% due 08/01/2008	20,500	20,295

Wachovia Bank N.A.
2.639% due 03/23/2009	17,850	17,686

Wachovia Corp.
3.126% due 12/01/2009	25,600	24,926
3.301% due 10/28/2008	21,900	21,777
7.980% due 02/28/2049	176,000	173,454

Wells Fargo & Co.
3.674% due 01/29/2010	70,100	69,778
4.477% due 01/12/2011	6,600	6,468

Westpac Banking Corp.
3.040% due 06/06/2008	13,300	13,298

		2,484,243

INDUSTRIALS 1.5%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,700	4,613

Cisco Systems, Inc.
3.158% due 02/20/2009	2,400	2,400

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,610

Daimler Finance North America LLC
3.218% due 03/13/2009	28,600	28,253
3.562% due 08/03/2009	23,000	22,650
4.050% due 06/04/2008	80	80

El Paso Corp.
7.625% due 09/01/2008	1,075	1,090

General Mills, Inc.
4.024% due 01/22/2010	17,700	17,333

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,694

Time Warner, Inc.
3.300% due 11/13/2009	17,400	16,668

Transocean, Inc.
3.214% due 09/05/2008	23,000	22,888

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	47,000	47,005

		175,284

See Accompanying Notes	Annual Report	March 31, 2008	113

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.9%

AT&T, Inc.
3.195% due 02/05/2010	$11,700	$11,595

BellSouth Corp.
3.165% due 08/15/2008	38,950	38,903

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,025

Public Service Electric & Gas Co.
3.776% due 03/12/2010	51,300	51,259

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,600

Southern California Edison Co.
3.212% due 02/02/2009	20,470	19,769

Telecom Italia Capital S.A.
4.561% due 07/18/2011	24,000	21,442

Telefonica Emisones SAU
2.842% due 06/19/2009	33,000	32,152

		211,745

Total Corporate Bonds & Notes (Cost $2,926,671)		2,871,272

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	28,000	27,817

Total Commodity Index-Linked Notes (Cost $28,000)		27,817

U.S. GOVERNMENT AGENCIES 34.3%

Fannie Mae
0.950% due 03/25/2009 (b)	201	1
2.666% due 12/25/2036	10,465	10,055
2.799% due 10/27/2037	107,300	101,647
2.949% due 03/25/2044	884	873
2.999% due 05/25/2031 - 06/25/2032	3,152	3,049
3.199% due 05/25/2030	732	731
3.225% due 04/25/2022	17	16
3.249% due 05/25/2030	732	732
4.000% due 05/01/2011	220	223
4.250% due 05/25/2033	9,449	9,341
4.500% due 06/01/2011 - 08/01/2035	4,704	4,780
4.532% due 09/01/2035	10,837	10,912
4.535% due 04/01/2034	2,150	2,154
4.623% due 07/01/2035	11,844	11,989
4.642% due 07/01/2035	13,844	14,014
4.665% due 05/01/2035	9,727	9,843
4.669% due 01/01/2035	16,114	16,308
4.712% due 03/01/2035	1,835	1,862
4.747% due 03/01/2035	20,070	20,488
4.929% due 10/01/2035	7,955	8,127
5.000% due 12/01/2013 - 03/01/2038	1,189,837	1,204,643
5.029% due 06/01/2035	4,266	4,338
5.039% due 03/01/2035	6,314	6,475
5.320% due 06/01/2017	16	16
5.379% due 09/01/2032	1,997	2,009
5.420% due 08/01/2017	7	7
5.422% due 07/01/2018 - 02/01/2028	141	141
5.424% due 12/01/2017	26	26
5.498% due 11/01/2017	37	36
5.500% due 10/01/2008 - 04/01/2038	1,009,383	1,022,501
5.625% due 07/01/2017	57	57
5.632% due 04/01/2018	1,039	1,037
5.697% due 07/01/2017	55	56
5.722% due 07/01/2042 - 07/01/2044	14,924	14,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.772% due 09/01/2041	$22,097	$21,879
5.922% due 10/01/2030 - 11/01/2039	1,990	1,986
6.000% due 03/01/2009 - 04/01/2038	184,703	189,783
6.002% due 01/01/2021	35	35
6.076% due 01/01/2024	153	156
6.206% due 11/01/2017	64	64
6.270% due 08/01/2029	963	988
6.292% due 07/25/2017	542	572
6.295% due 11/01/2018	5	4
6.371% due 01/01/2024	11	11
6.500% due 03/25/2009 (b)	48	2
6.500% due 08/01/2029 - 12/25/2042	120,506	125,728
6.863% due 04/01/2024	235	241
6.961% due 11/01/2027	111	112
6.977% due 06/01/2022	8	8
7.000% due 05/01/2012 - 01/01/2032	1,282	1,289
7.132% due 02/01/2028	298	302
7.257% due 07/01/2023	92	93
7.436% due 10/01/2024	184	188
7.500% due 02/01/2013	4	4
8.000% due 04/01/2030 - 11/01/2031	3,231	3,502
8.500% due 02/01/2017 - 04/01/2025	153	168
8.800% due 01/25/2019	98	108
9.000% due 03/25/2021 - 01/01/2025	350	390
9.250% due 10/25/2018	6	7
9.500% due 03/25/2020 - 11/01/2025	787	876
10.000% due 10/01/2009 - 05/01/2022	32	34
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	4	5
11.250% due 10/01/2015	7	8
11.500% due 11/01/2019 - 02/01/2020	3	3
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,775	4,819

Freddie Mac
2.859% due 08/25/2031	4,427	4,358
2.879% due 09/25/2031	7,402	7,398
2.968% due 07/15/2019 - 10/15/2020	327,326	316,699
3.000% due 02/15/2023	34	34
3.048% due 02/15/2019	108,955	108,278
3.118% due 05/15/2036	16,972	16,383
3.168% due 12/15/2030	14,259	13,945
3.218% due 06/15/2018	4,620	4,564
3.268% due 11/15/2030	12	12
3.825% due 10/15/2020	62	62
3.875% due 03/15/2021	35	35
4.000% due 09/15/2015	195	197
4.000% due 01/15/2024 (b)	3,904	525
4.458% due 03/01/2035	6,181	6,233
4.500% due 02/15/2015 - 06/01/2018	47,763	48,470
4.599% due 04/01/2035	13,334	13,329
4.630% due 04/01/2035	10,205	10,225
4.701% due 06/01/2035	52,587	53,479
4.704% due 08/01/2035	90,442	91,106
4.729% due 03/01/2035	10,400	10,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.792% due 08/01/2035	$20,484	$20,646
4.883% due 04/01/2035	2,559	2,599
4.909% due 07/01/2035	23,732	24,124
4.960% due 03/01/2035	2,503	2,544
5.000% due 04/01/2013 - 07/15/2024	65,789	66,684
5.048% due 04/01/2035	4,735	4,837
5.500% due 02/15/2014 - 03/01/2037	73,643	74,852
5.591% due 08/15/2032	831	826
5.922% due 07/25/2044	848	828
6.000% due 03/01/2011 - 11/01/2037	35,512	36,526
6.365% due 01/01/2024	100	102
6.373% due 11/01/2022	282	287
6.500% due 01/01/2017 - 07/25/2043	62,282	65,102
6.602% due 02/01/2020	324	335
6.926% due 10/01/2027	30	30
7.000% due 01/01/2030 - 04/01/2032	79	83
7.022% due 06/01/2024	74	75
7.024% due 01/01/2024	127	129
7.046% due 11/01/2023	46	47
7.065% due 07/01/2018	56	57
7.119% due 10/01/2023	131	133
7.130% due 12/01/2022	45	46
7.152% due 09/01/2023	21	22
7.250% due 02/01/2023	2	1
7.335% due 03/01/2024	1	1
7.500% due 07/15/2030	618	626
8.000% due 01/01/2012 - 12/01/2024	401	428
8.500% due 06/01/2009 - 11/01/2025	870	964
9.000% due 12/15/2020 - 08/01/2022	323	341
9.500% due 03/01/2010 - 09/01/2021	106	115
9.750% due 11/01/2008	5	5
10.000% due 03/01/2016 - 05/15/2020	49	53
10.500% due 10/01/2010 - 05/01/2014	1	1
10.750% due 09/01/2009 - 08/01/2011	8	8
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.368% due 12/16/2025	154	152
5.125% due 10/20/2023 - 12/20/2027	3,130	3,126
5.625% due 08/20/2022 - 07/20/2030	4,247	4,282
6.000% due 01/15/2029 - 06/15/2037	6,119	6,260
6.375% due 04/20/2016 - 05/20/2030	6,894	7,057
6.500% due 03/20/2019 - 05/15/2034	299	308
7.000% due 03/15/2011 - 10/15/2011	16	16
7.500% due 03/15/2022 - 09/15/2031	270	291
8.000% due 05/15/2016 - 06/20/2031	2,328	2,537
8.500% due 12/15/2021 - 08/15/2030	72	79
9.000% due 03/15/2017 - 11/15/2030	286	315
9.500% due 10/15/2016 - 06/15/2025	26	29
9.750% due 08/15/2017	21	24

114	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.000% due 10/15/2013 - 11/15/2020	$6	$7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	6	7

Small Business Administration
7.640% due 03/10/2010	164	171

Vendee Mortgage Trust
6.500% due 05/15/2029	41,881	45,498

Total U.S. Government Agencies (Cost $3,891,126)		3,916,127

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
3.375% due 12/15/2008	3,000	3,042

Total U.S. Treasury Obligations (Cost $3,038)		3,042

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	52,959	47,776
4.390% due 02/25/2045	14,802	13,526
4.440% due 02/25/2045	50,323	45,290

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	2,175	2,174

Banc of America Funding Corp.
4.113% due 05/25/2035	260,898	247,964

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	509	498
6.500% due 10/25/2031	7,683	7,482

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,361	14,710
4.625% due 10/25/2035	57,275	54,273
4.750% due 10/25/2035	164,675	155,551
4.760% due 01/25/2034	15,444	14,834
5.031% due 04/25/2033	9,882	9,617
5.437% due 04/25/2033	24,917	23,200
5.550% due 02/25/2033	2,049	1,897
6.099% due 11/25/2030	136	131
6.764% due 02/25/2033	1,335	1,255

Bear Stearns Alt-A Trust
5.229% due 03/25/2035	31,990	27,191
5.371% due 05/25/2035	32,480	28,146
5.706% due 09/25/2035	8,705	7,159

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	33,491	29,328

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,133	2,026
5.681% due 01/26/2036	17,636	14,927

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	10,357	10,358

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	13,526	10,269
2.879% due 02/25/2037	14,153	11,133
6.500% due 06/25/2033	1,477	1,481

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	4,649	3,677
4.723% due 02/20/2035	30,140	29,220
4.800% due 11/25/2034	17,137	16,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2036	$29,424	$23,869

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	13,508	13,463
5.215% due 03/25/2032	2,836	2,563
6.556% due 06/25/2032	64	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	10,214	9,851

DLJ Acceptance Trust
11.000% due 08/01/2019	68	71

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	184	187

Drexel Burnham Lambert CMO Trust
3.869% due 05/01/2016	3	3

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	19,605	17,507

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	8,495	8,458

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	18,343	16,528
2.679% due 01/25/2047	19,435	18,458

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	9,902	9,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	97,953	92,342
4.749% due 09/25/2035	12,272	11,568
6.000% due 03/25/2032	1,136	1,088

Harborview Mortgage Loan Trust
5.137% due 07/19/2035	14,222	13,601

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	9,322	8,781

Imperial Savings Association
6.503% due 02/25/2018	39	39

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	11,495	10,708

JPMorgan Mortgage Trust
5.023% due 02/25/2035	23,763	21,630

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	17,901	17,875

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	4,391	4,131

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	27,135	26,389

MASTR Asset Securitization Trust
5.500% due 09/25/2033	25,735	24,733

Mellon Residential Funding Corp.
3.601% due 06/15/2030	21,700	20,652

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	14,439	11,604
4.489% due 02/25/2035	32,529	29,767
6.033% due 05/25/2033	16,695	15,478

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,848	2,573
4.250% due 10/25/2035	15,389	14,856

Morgan Stanley Capital I
2.878% due 10/15/2020	5,788	5,384

Prime Mortgage Trust
2.999% due 02/25/2019	1,388	1,313
2.999% due 02/25/2034	7,004	6,328

Prudential-Bache CMO Trust
8.400% due 03/20/2021	184	184

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,955	1,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Resecuritization Mortgage Trust
2.856% due 04/26/2021	$35	$35

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	20	19

Sears Mortgage Securities
12.000% due 02/25/2014	8	8

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	7,249	5,376
2.879% due 02/25/2036	7,239	5,673
2.889% due 09/19/2032	6,841	6,237
9.515% due 06/25/2029	605	658

Structured Asset Securities Corp.
6.150% due 07/25/2032	155	144
7.108% due 01/25/2032	165	158

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	19,115	18,129

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	32,261	29,735
2.908% due 09/15/2021	16,331	15,348

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	6,547	5,230
2.909% due 01/25/2045	433	346
4.229% due 03/25/2034	6,253	6,241
5.056% due 01/25/2047	10,204	8,395
5.136% due 12/25/2046	46,780	36,386
5.220% due 02/27/2034	11,978	11,392
5.526% due 11/25/2042	2,525	2,400
5.726% due 06/25/2042	4,969	4,519
5.726% due 08/25/2042	3,448	3,174
5.826% due 09/25/2046	16,828	13,847

Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 02/25/2033	304	303
7.020% due 02/25/2033	111	109

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,865	6,260
4.950% due 03/25/2036	33,099	31,554
5.387% due 08/25/2035	8,017	7,688

Total Mortgage-Backed Securities (Cost $1,632,589)		1,513,671

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	6,225	5,978

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	744	659

Argent Securities, Inc.
2.649% due 09/25/2036	6,309	6,170

Asset-Backed Funding Certificates
2.659% due 10/25/2036	5,744	5,574
2.659% due 01/25/2037	10,063	9,427

Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036	2,532	2,435
3.338% due 06/15/2031	7	6

BA Credit Card
3.521% due 08/15/2011	82,800	82,784

BA Credit Card Trust
3.890% due 04/15/2013	14,900	14,754

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	4,864	4,567
2.679% due 10/25/2036	7,308	6,948
2.799% due 09/25/2034	409	408
3.049% due 03/25/2043	5,169	5,025
3.599% due 10/25/2037	35,179	31,701

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	1,635	1,543
2.919% due 10/25/2035	18,953	16,291

See Accompanying Notes	Annual Report	March 31, 2008	115

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	$1,524	$1,514

Chase Issuance Trust
2.808% due 07/15/2011	1,300	1,287
2.828% due 02/15/2011	2,300	2,286

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	994	920

Citibank Credit Card Issuance Trust
3.770% due 05/18/2011	85,700	85,767

Citigroup Mortgage Loan Trust, Inc.
2.699% due 10/25/2036	16,595	15,040

Community Program Loan Trust
4.500% due 10/01/2018	4,425	4,406

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	11,625	11,201
2.649% due 12/25/2046	5,041	4,901
2.649% due 03/25/2047	11,031	10,814

Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	2,901	2,827

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	41,000	40,894
4.980% due 02/08/2011	16,000	16,196

Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	10,642	9,935

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	36,143	32,720
2.649% due 12/25/2036	3,000	2,845
2.659% due 06/25/2036	7,941	7,647

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	32,900	32,795
4.360% due 06/15/2010	4,050	4,078
5.292% due 10/15/2008	11,613	11,641

Fremont Home Loan Trust
2.659% due 01/25/2037	10,850	9,873
2.669% due 02/25/2037	5,428	5,307
2.699% due 05/25/2036	12,383	11,788

GSAMP Trust
2.639% due 10/25/2046	8,412	8,027
2.669% due 09/25/2036	5,266	5,105
2.669% due 12/25/2036	17,637	16,932

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	3,455	2,875
2.826% due 01/20/2034	17,467	14,178
2.886% due 09/20/2033	7,867	7,479

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,416	1,303
2.649% due 12/25/2036	10,033	9,328

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	9,308	8,936

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	3,978	3,754
2.649% due 08/25/2036	6,863	6,631
2.669% due 11/25/2036	4,674	4,457

Lehman XS Trust
2.669% due 05/25/2046	4,468	4,240

Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	10,465	9,948
2.659% due 10/25/2036	4,705	4,544
2.689% due 01/25/2046	614	612
2.879% due 10/25/2034	589	533

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	8,949	8,618

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	6,726	6,536

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.639% due 01/25/2037		$14,363	$13,787
2.649% due 10/25/2036		6,159	5,983

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		2,680	2,539

Option One Mortgage Loan Trust
2.649% due 01/25/2037		17,478	16,454

Renaissance Home Equity Loan Trust
3.299% due 08/25/2032		40	36

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		5,113	4,940
2.699% due 09/25/2045		1,318	1,312

Residential Asset Securities Corp.
2.639% due 08/25/2036		5,746	5,666
2.669% due 11/25/2036		22,852	21,786
3.059% due 06/25/2031		4	3

Saxon Asset Securities Trust
2.659% due 10/25/2046		5,022	4,842

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		5,048	4,806
2.659% due 12/25/2036		25,404	23,063
2.729% due 05/25/2037		3,986	3,736

SLM Student Loan Trust
3.470% due 01/26/2015		6,400	6,366
4.237% due 07/25/2013		14,100	14,109
4.487% due 10/25/2017		40,400	39,308

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		9,076	8,756

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		3,514	3,328
2.659% due 01/25/2038		9,713	9,296

Structured Asset Securities Corp.
2.649% due 10/25/2036		16,593	16,086
2.889% due 01/25/2033		754	682
4.930% due 01/25/2035		863	847

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		8,372	8,082

WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		226	224

Total Asset-Backed Securities (Cost $892,311)			861,025

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $2,200)			2,134

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Countrywide Home Loans, Inc.
4.823% due 11/24/2008	EUR	20,000	28,733

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,852

Total Foreign Currency-Denominated Issues (Cost $39,503)			41,585

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%

Bank of America Corp.
7.250% due 12/31/2049		63,000	65,079

Total Convertible Preferred Stocks (Cost $63,000)			65,079

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	10,229	$106,637

Total Preferred Stocks (Cost $107,856)		106,637

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 2.5%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$13,900	13,860

Bank of Ireland
4.298% due 01/15/2010	5,000	4,916

Calyon Financial, Inc.
4.035% due 01/16/2009	37,700	37,676

Citibank New York N.A.
3.100% due 05/07/2008	75,000	75,000

Dexia Credit Local S.A.
2.654% due 09/29/2008	21,800	21,806

Fortis Bank NY
2.622% due 04/28/2008	7,400	7,399
2.649% due 06/30/2008	15,400	15,395

HSBC Bank USA N.A.
3.294% due 07/28/2008	22,400	22,424

Nordea Bank Finland PLC
3.028% due 05/28/2008	16,800	16,809
3.046% due 04/09/2009	42,600	42,574

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	11,000	10,997

Wachovia Bank N.A.
2.668% due 10/03/2008	21,300	21,215

		290,071

COMMERCIAL PAPER 11.9%

ABN AMRO N.A. Finance
3.000% due 05/13/2008	6,200	6,178
4.500% due 04/07/2008	42,100	42,068

ASB Finance Ltd.
4.550% due 04/21/2008	500	499

Banco Santander Central Hispano S.A.
3.000% due 05/01/2008	1,000	997
4.340% due 04/09/2008	4,600	4,596

Bank of America Corp.
2.920% due 05/14/2008	400	399

Barclays U.S. Funding Corp.
3.095% due 05/05/2008	11,300	11,267
3.125% due 04/23/2008	1,600	1,597

Calyon Financial, Inc.
3.010% due 04/25/2008	3,400	3,393
3.030% due 04/04/2008	9,400	9,398
3.050% due 04/04/2008	68,200	68,183
4.300% due 04/07/2008	11,200	11,192

CBA (de) Finance
2.980% due 05/01/2008	6,100	6,085
2.980% due 05/14/2008	49,500	49,324
3.020% due 04/07/2008	1,700	1,699
3.030% due 04/09/2008	600	600
3.090% due 04/17/2008	37,700	37,648
4.510% due 04/02/2008	3,400	3,400

Danske Corp.
3.075% due 04/01/2008	104,600	104,600

Federal Home Loan Bank
1.500% due 04/01/2008	139,000	139,000

116	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.870% due 06/06/2008	$200	$199
3.100% due 04/25/2008	23,025	22,977

ING Funding LLC
2.990% due 04/14/2008	1,500	1,498
3.000% due 04/09/2008	7,400	7,395
3.160% due 04/18/2008	9,450	9,436
4.450% due 04/04/2008	1,900	1,899

Nordea N.A., Inc.
3.020% due 04/15/2008	3,000	2,996

Royal Bank of Scotland Group PLC
3.000% due 05/14/2008	2,900	2,890
3.020% due 04/28/2008	10,900	10,875
3.040% due 05/22/2008	4,700	4,680
3.050% due 04/14/2008	5,000	4,994
3.070% due 04/24/2008	12,100	12,076
3.100% due 04/30/2008	3,400	3,392
4.420% due 04/09/2008	500	500
4.520% due 04/02/2008	200	200

San Paolo U.S. Financial Co.
3.020% due 04/04/2008	13,900	13,897
3.030% due 04/30/2008	400	399
3.810% due 04/07/2008	200	200

Stadshypotek, Inc.
3.040% due 04/04/2008	3,300	3,299

Svenska Handelsbanken AB
3.015% due 04/17/2008	700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.020% due 04/17/2008	$5,100	$5,093
3.050% due 04/08/2008	70,800	70,758
4.500% due 04/02/2008	14,772	14,770

Swedbank AB
4.450% due 04/08/2008	6,000	5,995

UBS Finance Delaware LLC
2.940% due 06/06/2008	10,000	9,949
3.010% due 04/23/2008	300	299
3.070% due 04/23/2008	249,300	248,832
3.110% due 04/30/2008	79,300	79,101

Unicredito Italiano SpA
3.100% due 05/05/2008	12,300	12,264

Westpac Banking Corp.
3.070% due 05/06/2008	305,000	304,090

Westpac Trust Securities NZ Ltd.
4.615% due 04/04/2008	1,200	1,200

		1,358,975

REPURCHASE AGREEMENTS 0.9%

Deutsche Bank AG
1.200% due 04/01/2008	90,400	90,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $92,308. Repurchase proceeds are $90,403.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$9,182	$9,182
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $9,370. Repurchase proceeds are $9,182.)

		99,582

U.S. TREASURY BILLS 0.5%
1.346% due 05/29/2008 - 06/12/2008 (c)(d)	60,550	60,244

Total Short-Term Instruments (Cost $1,809,222)		1,808,872

PURCHASED OPTIONS (h) 0.4%
(Cost $10,365)		40,040

Total Investments 99.2% (Cost $11,488,314)		$11,326,605

Written Options (i) (0.3%) (Premiums $10,094)		(31,150)

Other Assets and Liabilities (Net) 1.1%		121,756

Net Assets (e) 100.0%		$11,417,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $52,733 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $161,075 and derivative instruments with an aggregate depreciation of ($1,688) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $55,350 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	18,716	$126,467
90-Day Eurodollar December Futures	Long	12/2009	865	(16)
90-Day Eurodollar June Futures	Long	06/2008	11,393	72,402
90-Day Eurodollar June Futures	Long	06/2009	865	63
90-Day Eurodollar March Futures	Long	03/2009	9,569	46,908
90-Day Eurodollar September Futures	Long	09/2008	4,979	38,824
90-Day Eurodollar September Futures	Long	09/2009	1,824	2,624
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,757	(776)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	3,978	(4,393)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,118	2,042
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	3,575	(4,097)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,155	2,858
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,259	4,351
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	704	1,894
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,319	4,128
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,778	8,559

				$301,938

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$17,000	$93
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	20,500	261

See Accompanying Notes	Annual Report	March 31, 2008	117

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$5,000	$61
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	43,300	(173)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	4,500	(744)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	7,500	(1,230)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	JPM	10,000	(1,629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	2,000	(247)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	2,200	(270)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	1,000	(120)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	1,300	(155)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	2,000	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	LEH	2,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	MSC	5,000	24
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	3,300	(639)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	700	(135)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	1,800	(343)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	800	(152)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	600	(104)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	BCLY	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	GSC	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	1,100	(101)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	15,900	644
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,200	(423)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,200	(367)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	5,500	(1,343)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	4,300	(1,050)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	7,500	(1,823)
GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	JPM	10,000	(2,401)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,000	(466)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	13,000	(3,026)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,800	(648)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	2,000	(462)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	8,300	(1,691)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	84,200	(405)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	BNP	10,000	(231)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,500	(86)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BNP	25,000	(565)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	JPM	5,000	(123)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	7,200	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	43,300	(408)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	6,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	4,900	(119)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	3,600	(61)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	3,200	(4)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	4,900	(293)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	38,400	(2,285)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	500	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	6,000	(12)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	20,000	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	6,000	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	43,300	(246)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	6,200	(661)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	6,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	8,000	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	4,300	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	43,300	(611)

						$(26,816)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$133,500	$6,678
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	38,554	(1,561)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	8,943	(361)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	10,334	(402)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	5,500	(543)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	2,800	(275)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	1,900	(187)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	3,900	(350)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	3,000	(268)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	1,700	(149)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	4,700	(409)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	2,800	(243)

118	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	$1,800	$(155)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	1,800	(154)
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	22,200	199
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	40,300	377

						$2,197

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$307,400	$935
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		839,400	4,232
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		99,200	(2,072)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		141,400	(953)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		318,300	(3,699)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		8,500	(581)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	23,900	111
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		9,100	78
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		25,800	(565)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		7,000	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		7,100	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		7,600	(170)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		25,100	(611)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	214
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	31,000	(153)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		44,900	390
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	166
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	86
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	55
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	32
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	89
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		98,400	(1,978)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	674
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(3,123)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(336)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	125,800	100
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		48,800	164
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	49,200	(714)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		32,100	(439)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		12,800	(170)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		21,200	3
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		19,300	52
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		58,100	(419)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(65)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(722)

							$(9,780)

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$2,963
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	647,000	3,065	26,733
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	3,793
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	3,475
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	2,280

							$10,365	$40,040

See Accompanying Notes	Annual Report	March 31, 2008	119

Schedule of Investments  Low Duration Fund  (Cont.)

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$1,535
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	1,436
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	281,000	3,091	18,800
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	2,670
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,229	3,505
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	940
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	2,264

							$10,094	$31,150

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$435,010	$436,792	$439,156
Fannie Mae	5.000%	04/01/2038	20,000	19,755	19,797
Fannie Mae	5.500%	04/01/2023	101,200	102,923	103,303
Fannie Mae	5.500%	04/01/2038	542,000	546,337	547,166
Fannie Mae	6.000%	04/01/2038	55,000	55,283	56,349
Freddie Mac	5.500%	04/01/2038	54,000	52,928	54,532
Ginnie Mae	6.000%	04/01/2038	1,100	1,132	1,135
U.S. Treasury Notes	3.125%	11/30/2009	64,300	65,822	66,805
U.S. Treasury Notes	3.250%	12/31/2009	252,300	258,791	262,064

				$1,539,763	$1,550,307

(2)	Market value includes $3,437 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	05/2008	$0	$(19)	$(19)
Buy	AUD	4,379	04/2008	24	0	24
Buy	BRL	271,091	07/2008	5,029	0	5,029
Sell		16,725	07/2008	255	0	255
Buy		181,937	12/2008	2,292	0	2,292
Buy	CLP	2,743,870	12/2008	529	0	529
Sell	EUR	22,053	04/2008	0	(424)	(424)
Sell	GBP	110,428	04/2008	207	(448)	(241)
Buy	INR	882,114	05/2008	972	0	972
Buy		326,924	08/2008	0	(152)	(152)
Sell	JPY	235,570	04/2008	8	0	8
Buy		2,265,009	05/2008	178	(390)	(212)
Sell		5,672,259	05/2008	450	0	450
Buy	KRW	22,114,474	05/2008	0	(1,633)	(1,633)
Buy		33,054,898	08/2008	0	(1,812)	(1,812)
Buy	KWD	578	05/2008	69	0	69
Buy	MXN	371,486	07/2008	869	0	869
Sell		125,232	07/2008	0	(165)	(165)
Buy	MYR	55,663	05/2008	884	0	884
Buy	PHP	161,107	05/2008	342	0	342
Buy	PLN	90,015	07/2008	7,112	0	7,112
Sell		90,015	07/2008	0	(4,102)	(4,102)
Buy	RUB	1,535,725	07/2008	3,783	0	3,783
Sell		1,320,793	07/2008	0	(2,775)	(2,775)
Buy		388,164	11/2008	449	0	449
Buy	SAR	7,838	05/2008	0	(17)	(17)
Buy	SEK	55,848	06/2008	340	0	340
Buy	SGD	64,158	05/2008	3,744	0	3,744
Buy		14,822	11/2008	288	0	288
Buy	ZAR	11,656	07/2008	0	(297)	(297)

				$27,824	$(12,234)	$15,590

120	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 140.7%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$123	$115
2.719% due 03/25/2034	361	349
2.749% due 08/25/2034 - 10/25/2035	4,910	4,835
2.799% due 10/27/2037	10,000	9,473
2.949% due 11/25/2032	66	65
3.099% due 03/25/2032 - 07/25/2034	4,542	4,514
3.175% due 04/18/2028	8	7
3.625% due 04/25/2023	4	4
4.500% due 02/01/2020 - 05/01/2023	40,222	40,053
4.870% due 10/25/2008	8	8
5.000% due 06/01/2018 - 05/01/2038	214,933	214,680
5.500% due 01/01/2021 - 04/01/2038	143,797	145,918
5.500% due 02/01/2034 - 03/01/2036 (f)	98,884	100,102
5.662% due 05/01/2033	521	528
5.722% due 08/01/2042 - 10/01/2044	1,617	1,619
5.937% due 11/01/2018	4	4
6.000% due 10/01/2018 - 04/01/2038	332,218	340,597
6.121% due 12/01/2034	791	803
6.236% due 10/01/2036	3,464	3,557
6.361% due 05/01/2023	26	27
6.500% due 09/25/2023 - 01/01/2038	59,277	61,451
6.875% due 03/01/2027	102	104
6.970% due 10/01/2028	14	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	186	201
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	63	66

Federal Housing Administration
5.022% due 10/25/2022	429	433
7.430% due 06/01/2019	224	226

Freddie Mac
3.218% due 12/15/2032	297	287
3.318% due 09/15/2030	49	48
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	31	31
5.000% due 05/01/2038	30,800	30,420
5.500% due 12/01/2017 - 04/01/2038	81,458	82,344
5.633% due 02/01/2018	69	69
5.722% due 10/25/2044 - 02/25/2045	4,142	4,086
5.872% due 11/01/2031	131	133
6.000% due 04/15/2016 - 09/01/2037	70,810	72,689
6.399% due 07/01/2030	29	30
6.500% due 12/15/2023 - 03/15/2024	99	105
6.532% due 11/01/2028	8	8
6.547% due 08/01/2025	11	11
7.129% due 05/01/2032	24	24
7.245% due 02/01/2028	183	188
8.000% due 06/15/2026	23	25

Ginnie Mae
3.018% due 02/16/2032	180	180
3.068% due 08/16/2032	1,320	1,299
4.500% due 08/20/2033 (f)	1,161	1,123
5.125% due 12/20/2021 - 11/20/2023	23	23
5.500% due 08/15/2033 - 05/01/2038	90,713	92,415

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 10/15/2033 -03/15/2036 (f)	$14,338	$14,655
5.625% due 07/20/2022 - 08/20/2026	53	54
6.000% due 04/15/2036 - 04/01/2038	33,000	34,066
6.000% due 08/15/2036 - 09/15/2037 (f)	14,152	14,629
6.375% due 02/20/2017 - 03/20/2027	39	40
6.500% due 03/20/2016 - 02/15/2037	2,265	2,357
6.500% due 02/15/2037 - 05/15/2037 (f)	3,451	3,592
7.500% due 05/15/2027 - 08/15/2027	8	8

Total U.S. Government Agencies (Cost $1,269,615)		1,284,733

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Structural Security Trust
3.500% due 10/11/2033	1,638	1,603

Banktrust Mortgage Trust
5.700% due 12/01/2023	83	80

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	6,195
5.405% due 12/11/2040	9,000	9,052
5.540% due 09/11/2041	5,600	5,560
5.700% due 06/11/2050	5,000	4,928
5.713% due 06/11/2040	15,800	15,729

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310

CBA Commercial Small Balance Commercial Mortgage
2.879% due 12/25/2036	976	831

CC Mortgage Funding Corp.
2.729% due 05/25/2048	2,501	2,032
2.879% due 01/25/2035	158	140

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	2,000	1,857

Countrywide Alternative Loan Trust
2.809% due 05/25/2035	1,411	1,117
2.889% due 02/25/2035	48	38

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	894	695
2.919% due 03/25/2035	2,953	2,227
3.059% due 09/25/2034	810	637
4.800% due 11/25/2034	2,998	2,816
5.000% due 08/25/2033	242	242
6.042% due 04/25/2035	1,666	1,614

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	9,632

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	43	39

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	4,267	4,018

Greenpoint Mortgage Funding Trust
2.829% due 06/25/2045	790	595

Harborview Mortgage Loan Trust
2.779% due 05/19/2047	3,019	2,288
2.869% due 11/19/2035	2,063	1,634

Indymac Index Mortgage Loan Trust
2.839% due 04/25/2035	2,036	1,599
2.919% due 02/25/2035	1,269	981

Mellon Residential Funding Corp.
3.168% due 11/15/2031	629	567

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	3,287

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Trust
5.017% due 01/12/2044	$1,552	$1,549

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	30	24
4.250% due 10/25/2035	3,459	3,339

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	29	29

Prime Mortgage Trust
5.000% due 02/25/2019	490	477

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	8,095	6,612

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	521	503

Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
2.909% due 10/19/2026	399	379
2.916% due 10/20/2027	112	98

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	3,542	2,692
5.726% due 05/25/2035	2,330	2,257

Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	158	144

Structured Asset Securities Corp.
3.099% due 12/25/2033	2,046	1,717

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	1,907	1,761
2.719% due 09/25/2046	3,043	2,844
3.279% due 04/25/2043	2,015	1,964

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,058	1,935

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	2,467	1,967
3.139% due 12/25/2027	2,306	2,094
3.625% due 07/25/2044	570	459
4.030% due 08/25/2033	1,865	1,806
5.326% due 02/25/2046	1,421	1,106
5.740% due 03/25/2033	2,376	2,371

Total Mortgage-Backed Securities (Cost $130,741)		124,708

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp.
2.649% due 06/25/2036	601	593
2.679% due 02/25/2036	68	68

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	25	23
3.299% due 10/25/2031	23	21

Amresco Residential Securities Mortgage Loan Trust
3.094% due 06/25/2028	463	384
3.154% due 06/25/2027	353	306
3.229% due 09/25/2028	1,016	812
3.690% due 09/25/2027	842	768

Argent Securities, Inc.
2.659% due 05/25/2036	12	12
3.449% due 11/25/2034	2,500	2,002

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	41	41

Centex Home Equity
2.899% due 01/25/2032	30	30

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	147	136

Citibank Omni Master Trust
3.699% due 12/23/2013	5,600	5,611

Citigroup Mortgage Loan Trust, Inc.
2.839% due 08/25/2035	238	219

See Accompanying Notes	Annual Report	March 31, 2008	121

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance
4.318% due 05/15/2032	$1,231	$1,000

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,873	1,464

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	1,327	1,290
2.669% due 07/25/2036	99	99
3.265% due 07/25/2036	2	2

EMC Mortgage Loan Trust
3.349% due 08/25/2040	282	244

First Franklin Mortgage Loan Asset-Backed Certificates
3.519% due 08/25/2032	6	6

GSAMP Trust
2.669% due 02/25/2036	64	64

GSR Mortgage Loan Trust
2.699% due 11/25/2030	296	293

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	1,781	1,694

Home Equity Asset Trust
2.679% due 05/25/2036	91	90
3.199% due 11/25/2032	3	2

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	100	100

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Park Place Securities, Inc.
3.099% due 07/25/2035 (i)	$5,000	$3,888

Quest Trust
3.499% due 06/25/2034	2,777	2,651

Renaissance Home Equity Loan Trust
2.979% due 12/25/2032	54	50
3.039% due 08/25/2033	307	287

Residential Funding Mortgage Securities II, Inc.
2.699% due 02/25/2036	3,709	3,357

Salomon Brothers Mortgage Securities VII, Inc.
3.574% due 10/25/2028	954	817

Soundview Home Equity Loan Trust
2.679% due 06/25/2037	3,128	2,959

Specialty Underwriting & Residential Finance
2.939% due 01/25/2034	35	32

Structured Asset Securities Corp.
2.889% due 01/25/2033	43	39

United National Home Loan Owner Trust
6.910% due 03/25/2025	503	493

Wells Fargo Home Equity Trust
2.839% due 10/25/2035	1,278	1,241
2.849% due 12/25/2035	2,425	2,371

Total Asset-Backed Securities (Cost $36,627)		35,654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 3.0%

Bank of America Corp.
2.920% due 08/26/2008	$2,300	$2,274

Federal Home Loan Bank
1.500% due 04/01/2008	24,700	24,700

		26,974

REPURCHASE AGREEMENTS 3.1%

Deutsche Bank AG
1.200% due 04/01/2008	28,500	28,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $29,071. Repurchase proceeds are $28,501.)

U.S. TREASURY BILLS 1.6%
1.201% due 05/29/2008 - 06/12/2008 (b)(c)(d)	14,855	14,777

Total Short-Term Instruments (Cost $70,293)		70,251

Total Investments 166% (Cost $1,507,276)		$1,515,346

Other Assets and Liabilities (Net) (66%)		(602,394)

Net Assets (e) 100.0%		$912,952

Notes to Schedule of Investments amounts in thousands

(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,197 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,989 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $10,213 and derivative instruments with an aggregate depreciation of $6,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $141,725 at a weighted average interest rate of 4.537%. On March 31, 2008, securities valued at $130,006 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$1,500	$1,385
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	1,500	1,378
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	07/12/2043	BCLY	1,946	1,807
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86

							$4,656

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	$23,000	$61
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	5,000	2,366
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	LEH	3,000	1,781
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	DUB	6,000	(2,137)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	RBS	4,500	(1,569)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	3,000	(1,695)

							$(1,193)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

122	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	JPM	$1,200	$(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	33,600	(2,032)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	32,000	(1,703)
Pay	3-Month USD-LIBOR with 6.940% interest rate cap	Premium amount of $118	07/01/2011	LEH	3,000	(115)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	67
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	610
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	1,023

						$(2,172)

(h)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.099%	07/25/2035	03/13/2008	$4,255	$3,888	0.43%

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2023	$10,500	$10,571	$10,584
Fannie Mae	5.500%	04/01/2038	93,000	93,151	93,886
Fannie Mae	5.500%	05/01/2038	4,000	4,051	4,028
Fannie Mae	6.000%	04/01/2038	107,000	107,502	109,625
Freddie Mac	6.000%	04/01/2038	4,700	4,720	4,820
Ginnie Mae	5.500%	04/01/2038	12,000	12,022	12,215
Ginnie Mae	6.000%	04/01/2038	53,000	54,797	54,698
U.S. Treasury Notes	4.500%	05/15/2017	5,778	6,221	6,396

				$293,035	$296,252

(2)	Market value includes $114 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	123

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

CSC Holdings, Inc.
4.750% due 03/30/2013	$2,500	$2,342

Daimler Finance North America LLC
6.800% due 08/03/2012	15,860	13,193

HCA, Inc.
4.946% due 11/16/2013	3,666	3,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	900	716
3.468% due 10/03/2011	900	716

MGM Mirage
2.904% due 10/03/2011	1,800	1,599
3.414% due 10/03/2011	1,800	1,599
4.405% due 10/03/2011	900	800
6.494% due 10/03/2011	2,700	2,399

NRG Energy, Inc.
4.196% due 02/01/2013	493	463
4.346% due 02/01/2013	281	263
6.580% due 02/01/2013	191	179

Total Bank Loan Obligations (Cost $30,701)		27,646

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 16.3%

American Express Bank FSB
2.659% due 06/22/2009	3,000	2,929
2.955% due 06/12/2009	12,700	12,635

American Express Credit Corp.
3.179% due 03/02/2009	900	895

American Honda Finance Corp.
3.085% due 08/05/2008	3,100	3,100

American International Group, Inc.
2.599% due 06/23/2008	6,300	6,272
3.346% due 01/29/2010	26,800	26,748

Bank of America N.A.
2.901% due 06/12/2009	12,700	12,636

Bank of Ireland
2.589% due 12/19/2008	12,800	12,789
2.814% due 12/18/2009	5,200	5,187

Bear Stearns Cos., Inc.
3.182% due 02/23/2010	17,200	16,371
4.325% due 07/16/2009	12,300	11,885
6.950% due 08/10/2012	10,000	10,018

Calabash Re Ltd.
13.700% due 01/08/2010	2,300	2,373

CIT Group, Inc.
3.401% due 01/30/2009	19,100	16,627

Citigroup, Inc.
2.695% due 12/26/2008	9,700	9,688
3.162% due 05/02/2008	5,300	5,298
3.291% due 01/30/2009	21,000	20,816

Credit Agricole S.A.
3.090% due 05/28/2009	14,300	14,316

Danske Bank A/S
2.506% due 08/19/2008	19,200	19,202

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	3,050	2,509
7.800% due 06/01/2012	250	206

General Electric Capital Corp.
2.900% due 06/15/2009	2,000	1,999
3.135% due 08/15/2011	1,300	1,271
3.156% due 05/10/2010	16,500	16,190
4.706% due 10/06/2010	13,800	13,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Glitnir Banki HF
4.154% due 04/20/2010	$6,000	$5,127

GMAC LLC
3.749% due 09/23/2008	2,600	2,453
4.315% due 05/15/2009	5,900	5,044

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	900	894
2.689% due 12/22/2008	5,200	5,164
2.689% due 06/23/2009	41,910	41,380
2.971% due 06/28/2010	5,260	5,128
4.178% due 07/23/2009	1,000	991

HSBC Finance Corp.
2.930% due 09/15/2008	10,280	10,183
2.981% due 03/12/2010	3,200	3,076
3.154% due 12/05/2008	1,600	1,590
3.350% due 11/16/2009	4,000	3,819
3.954% due 10/21/2009	5,000	4,828

John Deere Capital Corp.
2.779% due 09/25/2008	14,100	14,096

JPMorgan Chase & Co.
3.125% due 05/07/2010	19,100	18,864

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	700	683
2.809% due 12/23/2010	9,700	8,279

Longpoint Re Ltd.
8.050% due 05/08/2010	3,300	3,345

MBNA Corp.
3.525% due 05/05/2008	6,320	6,325

Merrill Lynch & Co., Inc.
3.395% due 02/06/2009	2,660	2,631
6.050% due 08/15/2012	10,400	10,577

Metropolitan Life Global Funding I
3.110% due 05/17/2010	19,100	18,714

Morgan Stanley
3.206% due 02/09/2009	12,100	11,965
3.212% due 05/07/2009	9,700	9,541

Mystic Re Ltd.
13.090% due 06/07/2011	700	723

National Australia Bank Ltd.
2.979% due 09/11/2009	8,900	8,896
3.578% due 02/08/2010	31,400	31,415
4.729% due 10/01/2008	2,000	1,999

Rabobank Nederland
4.278% due 01/15/2009	14,800	14,794
4.646% due 04/06/2009	6,700	6,694

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	3,400	3,479

Rockies Express Pipeline LLC
4.250% due 08/20/2009	20,900	20,913

Royal Bank of Scotland Group PLC
4.452% due 04/11/2008	4,100	4,100

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	6,000	5,984
3.205% due 02/06/2009	19,200	19,128

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	13,570	13,558

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,991
8.750% due 05/01/2009	3,000	3,060

Vita Capital III Ltd.
5.829% due 01/01/2011	2,200	2,152

VTB Capital S.A.
3.839% due 08/01/2008	17,200	17,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.639% due 03/23/2009	$3,300	$3,270
3.092% due 02/23/2009	7,900	7,854

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,022

World Savings Bank FSB
2.592% due 06/20/2008	2,000	2,000

		613,296

INDUSTRIALS 3.8%

Comcast Corp.
4.677% due 07/14/2009	2,100	2,044

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,807

CVS Caremark Corp.
3.376% due 06/01/2010	7,800	7,585

Daimler Finance North America LLC
3.218% due 03/13/2009	3,800	3,754

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,683
6.375% due 10/01/2011	5,800	5,582

El Paso Corp.
6.500% due 06/01/2008	3,000	3,021

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,943

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
4.024% due 01/22/2010	8,000	7,834

HCA, Inc.
9.250% due 11/15/2016	1,400	1,456

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,731

Honeywell International, Inc.
3.294% due 07/27/2009	20,600	20,524

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,502

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,133

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,340

SUPERVALU, Inc.
7.500% due 11/15/2014	5,200	5,278

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,650	1,640

Transocean, Inc.
3.214% due 09/05/2008	4,500	4,478

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,592

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	6,500	6,501

Weyerhaeuser Co.
3.599% due 09/24/2009	10,300	10,156

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,210

Xerox Corp.
3.514% due 12/18/2009	2,000	1,972
9.750% due 01/15/2009	6,415	6,667

		143,047

124	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.4%

AT&T, Inc.
3.195% due 02/05/2010	$11,900	$11,794
3.278% due 11/14/2008	2,000	2,001

BellSouth Corp.
3.165% due 08/15/2008	1,400	1,398
4.240% due 04/26/2021	9,300	9,306

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,627

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,621
3.740% due 12/08/2008	9,600	9,627

Florida Power Corp.
3.468% due 11/14/2008	17,400	17,389

Midwest Generation LLC
8.300% due 07/02/2009	5,682	5,795

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,677

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,408

Qwest Corp.
5.625% due 11/15/2008	5,000	5,000

Sprint Nextel Corp.
3.071% due 06/28/2010	14,200	12,118

		128,712

Total Corporate Bonds & Notes (Cost $898,592)		885,055

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	478

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	1,325	1,325

Total Municipal Bonds & Notes (Cost $1,808)		1,803

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	10,000	9,935

Total Commodity Index-Linked Notes (Cost $10,000)		9,935

U.S. GOVERNMENT AGENCIES 50.5%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,195	5,725
2.719% due 03/25/2034	151	146
2.729% due 03/25/2036	922	912
2.749% due 08/25/2034	944	916
2.899% due 03/25/2036	4,290	4,221
2.949% due 05/25/2042 - 03/25/2044	2,586	2,557
2.999% due 06/25/2032 - 09/25/2032	154	153
3.049% due 10/25/2030	25	26
3.125% due 02/25/2022 - 12/25/2022	16	16
3.199% due 10/25/2017	341	338
3.225% due 08/25/2022	9	9
3.275% due 12/25/2022	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.499% due 04/25/2032	$13	$13
4.500% due 09/25/2025	185	186
4.634% due 09/01/2035	911	913
4.768% due 11/01/2035	1,552	1,554
4.989% due 06/01/2035	992	1,013
5.000% due 01/25/2017 - 01/01/2038	6,743	6,693
5.018% due 01/01/2036	486	500
5.320% due 02/01/2018	29	29
5.322% due 05/01/2021 - 04/01/2029	253	251
5.407% due 05/01/2036	15,049	15,147
5.422% due 11/01/2025	25	25
5.433% due 05/01/2036	274	276
5.483% due 07/01/2034	38	39
5.497% due 01/01/2032	1,006	1,024
5.500% due 02/01/2014 - 04/01/2038	1,011,087	1,021,860
5.500% due 09/01/2036 (e)	32,393	32,744
5.590% due 06/01/2034	22	22
5.722% due 06/01/2043 - 10/01/2044	7,002	6,972
5.723% due 03/01/2044	9,117	9,065
5.820% due 12/01/2036	197	200
5.894% due 12/01/2036	207	211
6.000% due 08/01/2032 - 04/01/2038	530,470	543,935
6.000% due 10/01/2036 - 04/01/2037 (e)	26,450	27,130
6.467% due 07/01/2029	268	275
6.500% due 10/25/2023 (a)	32	1
6.500% due 11/01/2028 - 10/25/2042	1,086	1,168
6.735% due 08/01/2029	1,949	1,979
6.970% due 08/01/2026	19	19
6.991% due 12/01/2040	511	521
7.000% due 03/01/2013	47	49
7.155% due 10/01/2023	37	37
8.888% due 06/25/2032	700	748

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,324
4.020% due 06/30/2009	2,000	2,044
4.330% due 03/16/2010	2,500	2,598
4.500% due 06/22/2010	12,400	12,989

Federal Housing Administration
6.896% due 07/01/2020	369	371
7.350% due 04/01/2019	166	167
7.430% due 07/01/2021 - 09/01/2022	162	164
7.435% due 02/01/2019	192	194

Freddie Mac
2.639% due 12/25/2036	29,508	29,088
3.000% due 12/15/2021	183	182
3.048% due 02/15/2019	78,720	78,231
3.168% due 12/15/2030 - 06/15/2031	421	408
3.218% due 06/15/2031	409	411
3.268% due 12/15/2031	13	13
3.625% due 03/15/2023	9	9
4.000% due 04/15/2022 - 11/15/2022	2,893	2,895
4.467% due 08/01/2035	1,002	1,013
4.500% due 12/15/2025	1,080	1,090
5.000% due 01/15/2018 - 03/15/2026	914	925
5.500% due 05/01/2013 - 09/01/2037	40,446	41,120
5.722% due 10/25/2044 - 02/25/2045	12,595	12,396
5.922% due 07/25/2044	13,048	12,745
6.500% due 08/15/2008 - 07/25/2043	894	914
6.750% due 08/15/2023	646	671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
2.936% due 06/20/2030	$9	$9
3.318% due 02/16/2030	245	242
3.418% due 02/16/2030	154	153
3.468% due 02/16/2030	297	295
3.486% due 03/20/2031	1,138	1,130
5.125% due 10/20/2017 - 10/20/2027	994	992
5.625% due 07/20/2022 - 09/20/2029	3,348	3,368
6.000% due 01/15/2032 - 03/15/2032	2,646	2,731
6.250% due 03/20/2029 - 03/20/2030	1,121	1,144
6.375% due 05/20/2021 - 05/20/2030	5,144	5,258
6.500% due 02/20/2019	23	24
7.500% due 02/20/2030	167	176
8.000% due 12/15/2030 - 03/15/2032	179	197
8.500% due 06/20/2027	183	201

Small Business Administration
7.540% due 08/10/2009	86	89

Total U.S. Government Agencies (Cost $1,881,389)		1,907,597

MORTGAGE-BACKED SECURITIES 11.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	17	17
4.290% due 10/25/2034	3,195	2,882
4.440% due 02/25/2045	93	84
5.000% due 09/25/2035	2,100	1,914

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	431	431

Banc of America Funding Corp.
4.622% due 02/20/2036	9,735	9,327

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,122	1,108
7.235% due 07/20/2032	239	233

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	12,774	12,228
4.617% due 01/25/2034	784	732
4.750% due 10/25/2035	23,938	23,112
4.760% due 01/25/2034	395	379
5.662% due 11/25/2034	19,441	18,814
5.950% due 11/25/2034	2,912	2,884
6.099% due 11/25/2030	339	328

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,521	1,988
5.371% due 05/25/2035	702	608
5.706% due 09/25/2035	8,649	7,113
5.808% due 11/25/2036	5,416	4,244
5.882% due 01/25/2036	5,829	4,592

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	856	856

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	8,123	7,113

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	19,599	18,619
5.681% due 01/26/2036	19,512	16,514
5.783% due 12/26/2046	8,530	7,069

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,906	3,987
2.849% due 08/25/2035	964	772

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	2,463	2,400

See Accompanying Notes	Annual Report	March 31, 2008	125

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	$249	$243
2.686% due 05/20/2046	242	220
2.716% due 02/20/2047	9,030	6,792
2.759% due 02/25/2047	454	346
2.779% due 05/25/2047	6,932	5,263
2.879% due 02/25/2037	7,799	6,134
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	647	510
2.919% due 03/25/2035	1,083	810
2.939% due 06/25/2035	14,643	12,907
3.839% due 11/19/2033	205	206
5.750% due 07/19/2031	6	6

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	203	183
5.638% due 05/25/2032	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,464	1,364
2.679% due 02/25/2037	2,205	2,067
2.689% due 08/25/2037	2,773	2,709

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	641	578
3.118% due 08/15/2032	7,000	6,751
3.168% due 11/15/2031	471	437

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	8,055	7,258
2.679% due 01/25/2047	7,037	6,683
2.819% due 06/25/2045	883	664
2.829% due 06/25/2045	411	309
2.869% due 11/25/2045	1,019	842

Greenwich Capital Acceptance, Inc.
8.141% due 06/25/2024	11	11

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	6,189	5,721

GSR Mortgage Loan Trust
4.539% due 09/25/2035	12,423	11,711
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	2,453	2,430
3.299% due 01/25/2032	470	461

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	220	207
2.729% due 04/19/2038	2,419	1,834
2.779% due 05/19/2035	3,346	2,637
2.799% due 03/19/2037	7,962	6,004
2.929% due 02/19/2034	804	768

Impac CMB Trust
3.499% due 10/25/2033	115	108

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	3,685	3,472

Indymac ARM Trust
6.395% due 01/25/2032	8	8
6.446% due 01/25/2032	3	3

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	4,121	3,839
2.699% due 01/25/2037	311	298

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,076	1,889

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	366	344

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,632	1,568

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	617	625

Mellon Residential Funding Corp.
3.561% due 12/15/2030	3,054	2,942
3.991% due 10/20/2029	4,091	3,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Floating Trust
2.888% due 06/15/2022	$3,366	$3,153

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,311	5,876

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	6,415	5,709
3.198% due 03/15/2025	561	453
4.250% due 10/25/2035	8,617	8,097

Morgan Stanley Capital I
2.878% due 10/15/2020	6,077	5,653

RAAC Series 2005-SP1
5.000% due 09/25/2034	726	709

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	1,098	1,014
2.809% due 04/25/2046	490	373
2.899% due 08/25/2035	2,336	1,815
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	249	238

Sequoia Mortgage Trust
2.886% due 07/20/2033	4,369	4,170
2.916% due 10/20/2027	2,853	2,510
4.080% due 04/20/2035	1,719	1,574

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	142	135

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,306	1,240
2.729% due 03/25/2037	2,076	1,629
2.809% due 07/19/2035	12,316	10,227
2.819% due 05/25/2036	13,202	10,013
2.829% due 05/25/2045	1,210	934
2.879% due 02/25/2036	69	54
2.889% due 09/19/2032	105	96
2.909% due 03/19/2034	1,058	948

Structured Asset Securities Corp.
2.649% due 05/25/2036	721	688
5.463% due 10/25/2035	1,443	1,379
6.039% due 02/25/2032	312	288
6.150% due 07/25/2032	253	235
7.108% due 01/25/2032	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	24	24
2.709% due 01/25/2037	4,368	4,160

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	8,513	8,074
2.719% due 03/25/2046	3,500	3,452

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	19,350	18,186
5.681% due 04/15/2034	202	202

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	572	456
2.889% due 10/25/2045	1,214	970
3.139% due 12/25/2027	7,905	7,181
3.239% due 12/25/2027	3,842	3,640
4.039% due 09/25/2033	3,641	3,463
5.056% due 01/25/2047	1,020	840
5.136% due 12/25/2046	3,935	3,061
5.326% due 02/25/2046	5,353	4,166
5.326% due 08/25/2046	24,731	17,273
5.470% due 05/25/2046	329	254
5.526% due 11/25/2042	1,125	1,069
5.572% due 07/25/2046	557	376
5.572% due 08/25/2046	14,253	11,682
5.572% due 12/25/2046	2,239	2,129
5.726% due 06/25/2042	1,783	1,622
5.726% due 08/25/2042	1,603	1,476
5.826% due 09/25/2046	1,043	858
5.826% due 11/25/2046	398	330
5.939% due 09/25/2036	128	125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	$209	$205

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	8,740	8,206
4.110% due 06/25/2035	230	229

Total Mortgage-Backed Securities (Cost $495,436)		439,363

ASSET-BACKED SECURITIES 9.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	132	129

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 06/25/2036	292	288
2.649% due 12/25/2036	1,319	1,267
2.659% due 10/25/2036	225	214
2.679% due 02/25/2036	34	34
2.679% due 10/25/2036	1,908	1,853
2.689% due 06/25/2037	2,386	2,252
2.729% due 10/25/2036	2,400	2,129

American Express Credit Account Master Trust
2.818% due 01/18/2011	2,300	2,300

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	57	50
2.949% due 08/25/2032	452	424
3.299% due 10/25/2031	510	480

Argent Securities, Inc.
2.639% due 06/25/2036	86	86
2.649% due 10/25/2036	2,057	2,011
2.659% due 05/25/2036	23	23

Asset-Backed Funding Certificates
2.659% due 10/25/2036	1,065	1,034
2.659% due 11/25/2036	1,788	1,652
2.659% due 01/25/2037	3,143	2,945

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	1,098	1,066
2.679% due 05/25/2037	1,500	1,456
2.874% due 09/25/2034	445	396

Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	1,157	1,081
2.669% due 12/25/2036	1,391	1,252
2.679% due 10/25/2036	502	477
2.689% due 04/25/2036	119	118
2.929% due 10/25/2032	1,515	1,310
2.929% due 01/25/2036	150	146
2.999% due 10/27/2032	279	260
3.049% due 03/25/2043	1,336	1,300
3.099% due 11/25/2042	150	133
3.599% due 10/25/2037	5,262	4,742

Brazos Student Finance Corp.
2.780% due 06/01/2023	1,263	1,248

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	48	48
2.649% due 01/25/2037	168	157
2.919% due 10/25/2035	1,972	1,695

Chase Credit Card Master Trust
2.928% due 02/15/2011	3,700	3,685
2.988% due 09/15/2011	18,800	18,652

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 08/25/2032	76	72

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	59	54

126	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	$1,633
2.649% due 10/25/2036	1,119	1,093
2.649% due 11/25/2036	945	923
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,758	3,506
2.709% due 08/25/2036	1,500	1,392
2.709% due 03/25/2037	879	823

Contimortgage Home Equity Trust
3.498% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	136	133
2.649% due 01/25/2037	99	98
2.649% due 03/25/2037	171	164
2.649% due 05/25/2037	10,119	9,764
2.649% due 07/25/2037	3,052	2,915
2.649% due 03/25/2047	775	760
2.659% due 03/25/2037	1,428	1,396
2.659% due 09/25/2046	568	556
2.669% due 06/25/2036	37	37
2.669% due 07/25/2036	25	25
2.669% due 06/25/2037	2,208	2,143
2.679% due 06/25/2037	2,629	2,455
2.679% due 10/25/2037	1,487	1,393
2.699% due 08/25/2037	11,400	9,582
2.699% due 09/25/2037	1,500	1,422
2.699% due 09/25/2047	2,303	2,184
2.709% due 10/25/2046	1,550	1,500
2.759% due 02/25/2036	643	593
2.779% due 09/25/2036	2,777	2,598
2.789% due 06/25/2036	1,858	1,688
3.079% due 12/25/2031	77	69
3.265% due 07/25/2036	25	25
3.339% due 05/25/2032	239	216
3.459% due 05/25/2033	47	46

Countrywide Home Equity Loan Trust
2.958% due 01/15/2037	213	179

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,377	1,317
2.689% due 12/25/2037	1,819	1,773
2.719% due 07/25/2037	507	478

Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	34	31

EMC Mortgage Loan Trust
2.969% due 05/25/2040	175	160

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	627	540
3.159% due 11/25/2032	947	884

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	48	48

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	2,012	1,978
2.639% due 01/25/2038	2,711	2,569
2.649% due 11/25/2036	5,432	4,917
2.649% due 12/25/2036	1,048	993
2.669% due 12/25/2037	1,469	1,386
2.689% due 01/25/2036	66	66
2.969% due 12/25/2034	79	62

First USA Credit Card Master Trust
2.935% due 04/18/2011	6,800	6,792

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	2,210	2,011
2.669% due 02/25/2037	1,718	1,679

Greenpoint Home Equity Loan Trust
3.178% due 01/15/2030	664	570

GSAA Trust
2.709% due 06/25/2035	59	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
2.669% due 09/25/2036	$1,109	$1,075
2.669% due 10/25/2036	418	382
2.669% due 12/25/2036	3,346	3,212
2.699% due 01/25/2047	2,517	2,412
2.719% due 12/25/2035	121	120
2.889% due 03/25/2034	1,051	1,030

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	1,002	967

Home Equity Asset Trust
2.659% due 05/25/2037	1,421	1,359
2.679% due 05/25/2036	147	146
3.519% due 02/25/2033	1	1

HSBC Asset Loan Obligation
2.659% due 12/25/2036	2,615	2,503

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	11,170	10,385
2.659% due 05/25/2037	423	400
2.679% due 12/25/2035	113	113
2.709% due 03/25/2036	6,700	6,588

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	136	135
2.649% due 11/25/2036	601	591
2.659% due 04/25/2037	2,300	2,208
2.679% due 07/25/2037	1,593	1,504
2.729% due 04/25/2037	991	955

Irwin Home Equity Corp.
3.139% due 07/25/2032	367	299

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	79	79

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	77	75
2.649% due 07/25/2036	1,790	1,689
2.649% due 08/25/2036	1,193	1,153
2.649% due 10/25/2036	3,525	3,285
2.659% due 04/01/2037	1,037	957
2.669% due 11/25/2036	944	900
2.679% due 03/25/2037	1,400	1,350

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	1,699	1,633

Lehman XS Trust
2.669% due 05/25/2046	836	794
2.679% due 04/25/2046	96	95
2.679% due 06/25/2046	1,228	1,172
2.679% due 08/25/2046	560	547
2.679% due 11/25/2046	3,198	3,030
2.689% due 05/25/2046	75	73
2.719% due 11/25/2036	365	350
2.749% due 04/25/2037	5,537	5,237

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	204	203
2.639% due 11/25/2036	1,534	1,458
2.659% due 10/25/2036	52	51
2.689% due 01/25/2046	51	51
2.779% due 08/25/2035	107	103
2.879% due 10/25/2034	359	324
3.825% due 03/25/2032	123	105

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	113	112
2.649% due 11/25/2036	1,829	1,699
2.649% due 01/25/2037	976	937
2.659% due 10/25/2036	19	19
2.659% due 11/25/2036	2,333	2,206
2.679% due 01/25/2036	100	99
2.679% due 05/25/2037	1,311	1,225

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,000	1,980

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	3,193	2,927

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	$1,535	$1,506
2.629% due 06/25/2037	999	982
2.659% due 04/25/2037	375	370
2.669% due 08/25/2036	4,860	4,639
2.669% due 02/25/2037	245	243
2.669% due 07/25/2037	213	204
2.679% due 09/25/2037	162	156
2.719% due 02/25/2037	2,453	2,261

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	365	361
2.639% due 06/25/2036	542	535
2.639% due 07/25/2036	812	795
2.639% due 09/25/2036	96	93
2.639% due 10/25/2036	2,655	2,581
2.639% due 01/25/2037	2,517	2,416
2.649% due 10/25/2036	2,896	2,813
2.649% due 11/25/2036	5,192	4,971
2.659% due 05/25/2037	5,989	5,743
2.699% due 09/25/2036	125	106
3.399% due 07/25/2037	558	535

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	1,733	1,663

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	1,466	1,389

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	1,175	1,118

New Century Home Equity Loan Trust
2.659% due 05/25/2036	68	68
2.669% due 08/25/2036	619	610
2.779% due 05/25/2036	1,600	1,321
2.859% due 06/25/2035	88	84

Option One Mortgage Loan Trust
2.639% due 02/25/2037	797	761
2.649% due 07/25/2036	485	478
2.649% due 01/25/2037	3,376	3,178
2.659% due 07/25/2037	1,572	1,483
3.139% due 06/25/2032	69	64
3.139% due 08/25/2032	291	271

Park Place Securities, Inc.
2.859% due 09/25/2035	617	596

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	2,787	2,608

Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	619	554
3.039% due 08/25/2033	1,307	1,224
3.099% due 12/25/2033	807	750

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	831	803
2.679% due 10/25/2036	205	196
2.699% due 08/25/2046	978	933
3.159% due 06/25/2032	10	10

Residential Asset Securities Corp.
2.639% due 06/25/2036	913	897
2.659% due 01/25/2037	1,413	1,340
2.669% due 07/25/2036	484	479
2.669% due 11/25/2036	7,299	6,959
2.669% due 02/25/2037	1,396	1,306
2.679% due 10/25/2036	1,289	1,250
2.709% due 04/25/2037	2,243	2,102

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	2,324	2,143

SACO I, Inc.
2.659% due 05/25/2036	671	509

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	139	135

Saxon Asset Securities Trust
2.659% due 10/25/2046	1,363	1,314
3.139% due 01/25/2032	28	28

See Accompanying Notes	Annual Report	March 31, 2008	127

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sears Credit Account Master Trust
3.038% due 04/16/2013	$700	$687

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,191	1,128
2.659% due 03/25/2036	792	782

SLC Student Loan Trust
3.045% due 02/15/2015	5,931	5,899

SLM Student Loan Trust
3.311% due 04/25/2014	3,362	3,349
3.321% due 10/27/2014	2,570	2,558
3.321% due 10/25/2016	1,567	1,561
3.321% due 07/25/2017	2,173	2,160
3.800% due 12/15/2038	3,800	3,714

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	355	353
2.659% due 12/25/2036	584	562
2.679% due 01/25/2037	2,080	1,986
2.679% due 06/25/2037	2,268	2,146
2.699% due 10/25/2036	50	49

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	658	645
2.644% due 11/25/2037	190	180
2.659% due 01/25/2038	1,713	1,639
2.679% due 12/25/2036	227	226
2.939% due 01/25/2034	90	84

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	901	858

Structured Asset Securities Corp.
2.649% due 10/25/2036	493	477
2.679% due 01/25/2037	1,281	1,164
2.699% due 01/25/2037	1,453	1,390
2.709% due 04/25/2036	2,400	2,318
2.889% due 01/25/2033	1,775	1,605
4.900% due 04/25/2035	4,000	3,698

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	178	174

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	2,493	2,335
2.659% due 10/25/2036	856	773
2.669% due 04/25/2036	56	56

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	1,052	1,016
2.699% due 03/25/2037	696	678
2.839% due 10/25/2035	7,287	7,075

WFS Financial Owner Trust
3.590% due 10/19/2009	8	8

Total Asset-Backed Securities (Cost $358,342)		341,745

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,300	$3,694

BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	1,001

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,989

Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		600,000	6,088
1.745% due 11/26/2049		200,000	2,018
1.850% due 09/29/2049		100,000	1,006

Total Foreign Currency-Denominated Issues (Cost $17,399)			20,796

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		328	3,419

Total Preferred Stocks (Cost $3,489)			3,419

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 5.6%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$6,800	6,781

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
4.298% due 01/15/2010		16,800	16,516

Barclays Bank PLC
3.206% due 08/10/2009		9,600	9,615

Calyon Financial, Inc.
2.731% due 06/29/2010		700	698
4.035% due 01/16/2009		16,900	16,889

Calyon N.A. LLC
2.802% due 01/16/2009		5,600	5,594

Dexia Credit Local S.A.
2.654% due 09/29/2008		8,000	8,002

Fortis Bank NY
2.481% due 05/20/2008		3,000	2,999
2.622% due 04/28/2008		800	800
2.646% due 09/30/2008		3,700	3,695
2.649% due 06/30/2008		20,700	20,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.294% due 07/28/2008	$1,200	$1,201

Nordea Bank Finland PLC
2.671% due 12/01/2008	1,700	1,699
3.046% due 04/09/2009	33,800	33,780
3.080% due 02/06/2009	3,500	3,497

Skandinaviska Enskilda Banken AB
3.056% due 01/05/2009	8,000	7,992
3.060% due 02/13/2009	30,800	30,792

Societe Generale NY
2.652% due 06/30/2008	8,400	8,386

Svenska Handelsbanken AB
2.544% due 06/19/2009	4,000	4,004

Unicredito Italiano NY
3.085% due 05/29/2008	2,200	2,201
3.135% due 05/06/2008	5,000	4,999

Wachovia Bank N.A.
2.668% due 10/03/2008	7,100	7,072

		210,006

COMMERCIAL PAPER 0.0%

Royal Bank of Scotland Group PLC
2.900% due 04/24/2008	1,000	998

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
1.200% due 04/01/2008	10,500	10,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $10,718. Repurchase proceeds are $10,500.)

U.S. TREASURY BILLS 0.1%
1.378% due 05/29/2008 - 06/12/2008 (b)(c)	5,000	4,973

Total Short-Term Instruments (Cost $226,831)		226,477

PURCHASED OPTIONS (h) 1.0%
(Cost $13,512)		39,451

Total Investments 103.4% (Cost $3,937,499)		$3,903,287

Written Options (i) (0.5%) (Premiums $8,112)		(20,263)

Other Assets and Liabilities (Net) (2.9%)		(109,127)

Net Assets (d) 100.0%		$3,773,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,724 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $14,147 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $134,441 at a weighted average interest rate of 4.240%. On March 31, 2008, securities valued at $52,157 were pledged as collateral for reverse repurchase agreements.

128	PIMCO Funds	See Accompanying Notes

March 31, 2008

(f)	Cash of $31,230 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	459	$2,576
90-Day Eurodollar March Futures	Short	03/2009	459	(2,370)
Euro-Schatz June Futures	Short	06/2008	2,490	2,466
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,580	815
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	6,158	(8,606)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	1,346
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	3

				$(3,770)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	$3,800	$47
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	MLP	3,800	(128)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	BOA	3,800	(207)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%		12/20/2012	RBS	5,000	(75)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	6,000	1,155
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	3,800	(14)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	JPM	7,600	(178)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	4,200	(20)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	1,600	(7)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	MLP	3,800	(131)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	RBS	4,700	(356)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	BEAR	10,000	(429)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	BOA	2,800	(112)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	3,800	50
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	3,800	13
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	2,200	(8)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	1,600	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	4,000	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	1,700	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	1,600	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(143)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	LEH	1,700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,900	(15)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	1,400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	3,900	(15)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(121)

							$(727)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	$50,500	$328
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	11,000	99
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	700	6

							$433

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$(236)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		13,200	(41)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		$16,700	(349)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		9,100	(48)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		62,900	(1,039)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		56,800	(3,775)

See Accompanying Notes	Annual Report	March 31, 2008	129

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		$48,400	$(2,384)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	3,400	(75)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,900	(189)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(199)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM		10,700	13
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		53,700	111
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(216)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	42
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		53,100	167
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	269
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	348
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	98
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	704
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	620
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	570

							$(5,609)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar June Futures	$96.375	06/16/2008	3,817	$2,729	$12,930
Call - CME 90-Day Eurodollar June Futures	96.875	06/16/2008	7,837	5,194	16,801

				$7,923	$29,731

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$11
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		8,100	464	817
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	912
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	1,612
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	302
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	1,232
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	226
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	2,077
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	392
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	210	82
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	509
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	206
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	1,342

						$5,589	$9,720

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/13/2008	3,817	$2,906	$7,920
Call - CME 90-Day Eurodollar June Futures	97.125	06/13/2008	7,837	5,206	12,343

				$8,112	$20,263

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$2,000	$1,977	$1,980
U.S. Treasury Bonds	5.500%	05/15/2009	1,425	1,486	1,526
U.S. Treasury Notes	4.250%	11/15/2014	60,200	65,193	67,071
U.S. Treasury Notes	4.250%	08/15/2015	76,115	81,343	83,667
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,408	1,442

				$151,407	$155,686

(2)	Market value includes $1,990 of interest payable on short sales.

130	PIMCO Funds	See Accompanying Notes

March 31, 2008

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	280	04/2008	$0	$(2)	$(2)
Buy	BRL	30,010	07/2008	629	0	629
Sell		21,784	07/2008	313	0	313
Buy		26,159	12/2008	205	0	205
Sell		12,051	12/2008	197	0	197
Buy	CLP	2,447,604	07/2008	665	0	665
Buy		63,745	12/2008	12	0	12
Sell	EUR	14,628	04/2008	0	(281)	(281)
Sell	GBP	47,552	04/2008	0	(248)	(248)
Buy	JPY	1,561,698	05/2008	347	0	347
Buy	KRW	1,673,550	05/2008	0	(103)	(103)
Buy		26,952,122	08/2008	0	(1,593)	(1,593)
Buy	MXN	343,073	07/2008	1,008	0	1,008
Buy	NOK	57,384	06/2008	211	0	211
Buy	PLN	83,640	07/2008	4,090	0	4,090
Buy	RUB	491,838	07/2008	1,333	0	1,333
Buy		1,299,698	11/2008	1,981	0	1,981
Buy	SGD	43,579	05/2008	1,782	0	1,782
Buy	ZAR	1,750	07/2008	0	(22)	(22)
Buy		22,036	12/2008	0	(174)	(174)

				$12,773	$(2,423)	$10,350

See Accompanying Notes	Annual Report	March 31, 2008	131

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
03/31/2008	$10.79	$0.46	$1.06	$1.52	$(0.47)	$(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
03/31/2008	$11.13	$0.59	$(0.37)	$0.22	$(0.62)	$(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Local Bond Fund
Class D
07/31/2007 - 03/31/2008	$10.27	$0.40	$0.43	$0.83	$(0.50)	$(0.73)

Emerging Markets Bond Fund
Class D
03/31/2008	$11.13	$0.56	$(0.07)	$0.49	$(0.61)	$(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)

Floating Income Fund
Class D
03/31/2008	$10.55	$0.52	$(1.28)	$(0.76)	$(0.60)	$(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
03/31/2008	$10.21	$0.37	$1.64	$2.01	$(0.35)	$(0.33)
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
03/31/2008	$10.17	$0.35	$0.20	$0.55	$(0.33)	$0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)

GNMA Fund
Class D
03/31/2008	$11.11	$0.52	$0.33	$0.85	$(0.52)	$(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.

132	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.50)	$10.81	14.65%	$565,027	1.25%		1.25%		4.20%	31%
0.00	(0.69)	10.79	10.01	352,533	1.25		1.25		4.13	11
0.00	(0.26)	10.46	7.26	224,896	1.25	*(e)	1.25	*(e)	3.19 *	6

$0.00	$(0.64)	$10.71	2.10%	$28,357	1.23%		1.15%		5.39%	234%
0.00	(0.73)	11.13	7.99	31,332	1.15		1.15		5.01	190
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87	128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52	44
0.00	(0.31)	10.84	11.62	18,639	1.20	*(d)	1.20	*(d)	3.72 *	33

$0.00	$(1.23)	$9.87	8.27%	$11,040	1.32	%*	1.32	%*	6.00%*	67%

$0.00	$(0.94)	$10.68	4.58%	$176,334	1.25%		1.25%		5.11%	148%
0.00	(1.12)	11.13	10.33	202,100	1.25		1.25		4.87	238
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96	280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85	415
0.00	(1.58)	10.73	23.35	192,006	1.25		1.25		4.22	461

$(0.02)	$(0.74)	$9.05	(7.62)%	$37,762	0.96%		0.95%		5.05%	111%
0.00	(0.65)	10.55	8.04	147,775	0.95		0.95		4.57	138
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70	83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30 *	18

$0.00	$(0.68)	$11.54	20.47%	$176,950	1.23%		0.95%		3.51%	798%
0.00	(0.38)	10.21	7.05	145,187	0.95		0.95		3.40	644
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95	480
0.00	(0.25)	10.83	10.80	85,296	0.95	*(b)	0.95	*(b)	1.78 *	344

$0.00	$(0.33)	$10.39	5.52%	$152,415	1.27%		0.95%		3.42%	969%
(0.02)	(0.50)	10.17	3.58	208,962	0.95		0.95		3.11	653
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95	571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44	477
0.00	(0.49)	10.52	3.00	174,591	0.96		0.95		2.85	711

$0.00	$(0.59)	$11.37	7.94%	$36,541	1.32%		0.90%		4.63%	839%
0.00	(0.49)	11.11	6.58	13,076	1.46		0.90		4.50	1,009
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46	1,069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78	1,209
0.00	(0.38)	11.09	3.80	8,773	0.92		0.90		0.98	1,409

(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Annual Report	March 31, 2008	133

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

High Yield Fund
Class D
03/31/2008	$9.94	$0.65	$(0.71)	$(0.06)	$(0.67)	$(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00

Income Fund
Class D
03/31/2008	$10.00	$0.54	$(0.07)	$0.47	$(0.55)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Class D
03/31/2008	$10.37	$0.48	$0.12	$0.60	$(0.50)	$(0.03)
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

Low Duration Fund
Class D
03/31/2008	$9.95	$0.44	$0.26	$0.70	$(0.44)	$(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)

Mortgage-Backed Securities Fund
Class D
03/31/2008	$10.72	$0.50	$0.22	$0.72	$(0.49)	$(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)

Short-Term Fund
Class D
03/31/2008	$9.96	$0.45	$(0.12)	$0.33	$(0.45)	$(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.

134	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.68)	$9.20	(0.70)%	$370,463	0.91%		0.90%		6.73%	187%
0.00	(0.66)	9.94	8.75	434,491	0.90		0.90		6.64	75
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83	105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47	62
0.00	(0.65)	9.69	16.62	461,971	0.90		0.90		6.75	105

$0.00	$(0.55)	$9.92	4.79%	$342	1.67	%(b)	0.70	%(c)	5.43%	276%
0.00	0.00	10.00	0.00	10	0.70	*	0.70	*	(0.70)*	0

$0.00	$(0.53)	$10.44	5.93%	$5,482	0.98%		0.90%		4.67%	115%
0.00	(0.48)	10.37	6.83	2,219	0.90		0.90		4.43	98
0.00	(0.44)	10.17	2.17	1,150	0.90		0.90		4.01	168
0.00	(0.46)	10.38	3.48	166	0.90	*	0.90	*	3.48 *	57

$0.00	$(0.51)	$10.14	7.30%	$507,062	0.75%		0.75%		4.35%	141%
0.00	(0.43)	9.95	4.97	417,681	0.75		0.75		4.25	73
0.00	(0.38)	9.90	1.69	548,707	0.75		0.75		3.25	68
0.00	(0.25)	10.11	0.58	691,405	0.75		0.75		1.77	278
0.00	(0.27)	10.31	2.41	644,925	0.75		0.75		1.66	247

$0.00	$(0.56)	$10.88	6.93%	$162,990	1.55%		0.90%		4.65%	630%
0.00	(0.47)	10.72	7.08	123,684	0.90		0.90		4.47	780
0.00	(0.39)	10.47	2.24	101,762	0.90		0.90		3.51	711
0.00	(0.50)	10.62	2.67	99,056	0.90		0.90		2.16	824
0.00	(0.39)	10.83	4.48	103,329	0.95		0.90		1.35	993

$0.00	$(0.48)	$9.81	3.41%	$75,692	0.76%		0.75%		4.56%	191%
0.00	(0.46)	9.96	4.51	72,940	0.75		0.75		4.38	187
0.00	(0.32)	9.98	2.91	126,925	0.75		0.75		3.07	230
0.00	(0.18)	10.01	1.20	204,131	0.75		0.75		1.47	356
0.00	(0.15)	10.07	1.79	233,211	0.75		0.75		1.18	268

Annual Report	March 31, 2008	135

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$4,824,748	$2,530,647	$1,638,668	$3,255,561	$1,892,869
Repurchase agreements, at value	56,500	103,721	8,152	67,530	52,655
Cash	14,029	0	28,545	3,102	1,841
Deposits with counterparty	1,541	34,940	610	15,880	30,180
Foreign currency, at value	17,280	12,731	7,861	9,848	9,187
Receivable for investments sold	191,526	306,864	2,492	890,427	429,282
Receivable for investments sold on a delayed-delivery basis	0	75,428	0	0	0
Receivable for Fund shares sold	53,999	970	31,662	18,349	35,403
Interest and dividends receivable	49,557	38,574	31,997	42,411	20,453
Variation margin receivable	135	1,626	41	842	202
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	2,363	10,467	4,651	10,251	57,383
Unrealized appreciation on foreign currency contracts	401,114	15,758	52,371	15,074	32,415
Unrealized appreciation on swap agreements	5,596	32,103	8,682	16,446	31,686
Other assets	0	0	0	0	0
	5,618,388	3,163,829	1,815,732	4,345,721	2,593,556

Liabilities:
Payable for the reverse repurchase agreements	$0	$21,034	$0	$0	$104,807
Payable for investments purchased	48,503	414,534	40,717	708,356	241,090
Payable for investments purchased on a delayed-delivery basis	0	7,119	0	61,839	0
Payable for short sales	95,151	191,613	0	195,083	218,088
Payable for Fund shares redeemed	5,968	5,377	365	3,192	5,282
Dividends payable	1,456	1,274	57	3,228	485
Overdraft due to custodian	0	16,281	0	0	0
Written options outstanding	0	1,561	0	1,026	97
Accrued investment advisory fee	1,824	928	569	1,161	513
Accrued administrative fee	1,738	652	636	1,109	458
Accrued distribution fee	75	89	6	108	16
Accrued servicing fee	195	57	5	129	51
Variation margin payable	0	361	0	0	561
Recoupment payable to Manager	1	0	0	0	0
Swap premium received	5,930	21,764	9,820	26,714	14,472
Unrealized depreciation on foreign currency contracts	132,315	17,845	44,686	9,174	29,452
Unrealized depreciation on swap agreements	15,012	63,837	16,028	28,421	217,619
Other liabilities	34	2	10	5	2
	308,202	764,328	112,899	1,039,545	832,993

Net Assets	$5,310,186	$2,399,501	$1,702,833	$3,306,176	$1,760,563

Net Assets Consist of:
Paid in capital	$5,146,392	$2,468,574	$1,691,072	$3,249,823	$2,210,824
Undistributed (overdistributed) net investment income	(1,368)	(30,069)	(39,184)	1,649	(54,860)
Accumulated undistributed net realized gain (loss)	(25,219)	30,253	(6,288)	7,272	(150,147)
Net unrealized appreciation (depreciation)	190,381	(69,257)	57,233	47,432	(245,254)
	$5,310,186	$2,399,501	$1,702,833	$3,306,176	$1,760,563

Net Assets:
Class D	$565,027	$28,357	$11,040	$176,334	$37,762
Other Classes	4,745,159	2,371,144	1,691,793	3,129,842	1,722,801

Shares Issued and Outstanding:
Class D	52,278	2,649	1,118	16,505	4,174

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.81	$10.71	$9.87	$10.68	$9.05

Cost of Investments Owned	$4,891,698	$2,565,527	$1,582,792	$3,212,655	$1,947,335
Cost of Repurchase Agreements Owned	$56,500	$103,721	$8,152	$67,530	$52,655
Cost of Foreign Currency Held	$17,090	$12,881	$7,811	$9,837	$9,317
Proceeds Received on Short Sales	$94,653	$188,504	$0	$195,078	$215,275
Premiums Received on Written Options	$0	$1,624	$0	$1,067	$55

136	PIMCO Funds	See Accompanying Notes

March 31, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund

$4,913,038	$4,270,914	$791,914	$7,244,464	$380,916	$111,099	$11,227,023	$1,486,846	$3,892,787
36,280	73,200	2,022	354,777	1,022	803	99,582	28,500	10,500
1,371	24,902	831	4,426	248	142	720	5,349	17,355
42,850	37,213	305	10,640	0	1,009	55,350	900	31,230
14,176	13,527	0	8,767	16	710	23,963	0	14,535
1,837,043	2,372,631	684,625	428,159	30,107	979	1,611,368	818,145	153,539
0	0	0	665	0	0	0	0	0
12,650	5,216	1,708	56,317	822	345	63,835	8,423	22,440
34,106	40,973	2,413	120,988	2,374	1,189	46,390	4,100	17,830
3,004	4,631	0	4,794	0	148	14,332	0	12,083
0	0	0	0	86	0	0	0	0
32,777	51,973	1,674	4,738	623	363	45,569	4,494	2,778
77,740	16,725	0	16,695	0	438	27,824	0	12,773
100,530	116,759	7,813	15,722	3,154	3,396	15,727	10,564	4,640
996	1,544	0	0	0	0	0	0	16
7,106,561	7,030,208	1,493,305	8,271,152	419,368	120,621	13,231,683	2,367,321	4,192,506

$394,643	$348,724	$104,119	$0	$47,077	$3,005	$0	$123,177	$50,019
766,480	650,398	697,415	1,167,338	64,190	14,467	100,662	1,016,314	131,002
1,008,476	1,230,957	0	0	0	0	0	0	0
1,446,065	1,742,982	241,614	0	0	0	1,550,307	296,252	155,686
4,078	16,455	728	39,374	7	185	26,550	947	29,837
1,305	1,696	209	7,356	10	86	3,496	254	588
0	0	0	0	0	0	0	0	0
40,752	29,227	0	166,803	0	1,356	31,150	0	20,263
624	548	83	1,335	44	19	2,255	165	806
715	624	108	1,558	45	24	1,940	195	673
222	54	39	633	1	5	321	52	326
113	94	41	372	1	10	524	50	77
635	2,110	0	3,897	0	25	3,075	0	10,533
0	0	0	0	0	0	0	0	0
68,236	58,617	5,131	21,356	9,373	1,348	31,832	7,690	5,833
58,910	54,493	0	11,773	6	174	12,234	0	2,423
89,499	112,237	7,360	89,735	4,935	2,236	50,126	9,273	10,543
0	0	0	0	0	2	0	0	0
3,880,753	4,249,216	1,056,847	1,511,530	125,689	22,942	1,814,472	1,454,369	418,609

$3,225,808	$2,780,992	$436,458	$6,759,622	$293,679	$97,679	$11,417,211	$912,952	$3,773,897

$2,882,842	$2,772,313	$426,613	$7,257,227	$296,474	$97,327	$11,594,934	$903,968	$3,867,259
252,912	(86,269)	1,952	(57,171)	189	(399)	(12,214)	400	1,842
(38,318)	12,443	1,971	(96,361)	(598)	(72)	(258,566)	2,326	(47,182)
128,372	82,505	5,922	(344,073)	(2,386)	823	93,057	6,258	(48,022)
$3,225,808	$2,780,992	$436,458	$6,759,622	$293,679	$97,679	$11,417,211	$912,952	$3,773,897

$176,950	$152,415	$36,541	$370,463	$342	$5,482	$507,062	$162,990	$75,692
3,048,858	2,628,577	399,917	6,389,159	293,337	92,197	10,910,149	749,962	3,698,205

15,337	14,675	3,215	40,255	34	525	49,995	14,985	7,715

$11.54	$10.39	$11.37	$9.20	$9.92	$10.44	$10.14	$10.88	$9.81

$4,775,389	$4,121,234	$783,327	$7,414,067	$381,514	$111,542	$11,388,732	$1,478,776	$3,926,999
$36,280	$73,200	$2,022	$354,777	$1,022	$803	$99,582	$28,500	$10,500
$14,199	$13,527	$0	$8,847	$16	$715	$24,121	$0	$14,593
$1,419,154	$1,713,536	$238,421	$0	$0	$0	$1,539,763	$293,035	$151,407
$23,089	$19,581	$0	$57,388	$0	$639	$10,094	$0	$8,112

Annual Report	March 31, 2008	137

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$237,596	$178,165	$114,175	$164,659	$243,636
Dividends	0	257	0	253	676
Miscellaneous income	132	136	55	0	209
Total Income	237,728	178,558	114,230	164,912	244,521

Expenses:
Investment advisory fees	19,470	12,116	6,845	11,622	12,261
Administrative fees	18,376	8,547	7,616	11,343	10,945
Servicing fees - Class D	1,073	76	9	461	276
Distribution and/or servicing fees - Other Classes	1,332	1,967	32	2,724	1,268
Trustees’ fees	14	8	5	8	14
Organization expense	0	0	0	0	0
Interest expense	0	2,124	37	27	452
Miscellaneous expense	12	3	3	2	7
Total Expenses	40,277	24,841	14,547	26,187	25,223
Reimbursement by Manager	0	0	0	0	0
Net Expenses	40,277	24,841	14,547	26,187	25,223

Net Investment Income	197,451	153,717	99,683	138,725	219,298

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,854	57,135	45,961	34,595	123,333
Net realized gain (loss) on futures contracts, written options and swaps	380	(16,282)	(17,734)	56,686	(221,765)
Net realized gain (loss) on foreign currency transactions	322,018	(21,089)	21,154	(303)	(7,755)
Net change in unrealized appreciation (depreciation) on investments	(76,234)	(75,678)	49,678	(79,371)	(75,709)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(20,595)	(34,957)	(10,037)	(33,070)	(246,838)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	185,584	(3,390)	7,785	2,589	(781)
Net Gain (Loss)	413,007	(94,261)	96,807	(18,874)	(429,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$610,458	$59,456	$196,490	$119,851	$(210,217)

* Foreign tax withholdings	$361	$4	$26	$8	$0

138	PIMCO Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund

$129,864	$120,387	$20,147	$538,698	$8,356	$4,623	$518,059	$37,691	$215,668
211	606	0	4,237	4	6	8,893	0	891
109	82	0	264	13	4	329	6	141
130,184	121,075	20,147	543,199	8,373	4,633	527,281	37,697	216,700

6,801	6,345	831	17,763	285	204	25,723	1,502	10,121
7,808	7,329	1,082	20,901	231	265	21,939	1,839	8,562
357	413	40	992	1	9	1,053	335	168
3,438	1,542	842	13,270	9	151	8,702	691	5,319
9	8	1	22	0	0	32	2	13
0	0	0	0	92	0	0	0	0
8,247	9,441	1,460	342	1,194	56	0	4,144	538
3	3	0	10	0	0	13	1	5
26,663	25,081	4,256	53,300	1,812	685	57,462	8,514	24,726
0	0	0	0	(144)	0	0	0	0
26,663	25,081	4,256	53,300	1,668	685	57,462	8,514	24,726

103,521	95,994	15,891	489,899	6,705	3,948	469,819	29,183	191,974

144,517	191,424	7,503	32,777	(407)	418	71,786	7,629	37,832
161,545	(5,762)	1,040	50,418	159	80	16,587	5,613	(48,566)
21,856	(205,245)	0	(34,232)	8	(115)	69,698	0	9,239
127,867	88,648	3,994	(396,760)	(598)	(583)	(144,199)	5,091	(42,697)
20,737	15,817	(1,318)	(172,528)	(1,781)	848	238,540	(3,476)	(17,735)
(25,099)	(40,380)	0	5,766	(5)	242	11,902	0	9,947
451,423	44,502	11,219	(514,559)	(2,624)	890	264,314	14,857	(51,980)

$554,944	$140,496	$27,110	$(24,660)	$4,081	$4,838	$734,133	$44,040	$139,994

$20	$57	$0	$0	$0	$1	$0	$0	$0

Annual Report	March 31, 2008	139

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$197,451	$132,660	$153,717	$96,090	$99,683	$3,858
Net realized gain (loss)	324,252	93,918	19,764	7,735	49,381	(386)
Net change in unrealized appreciation (depreciation)	88,755	86,051	(114,025)	36,482	47,426	9,807
Net increase (decrease) resulting from operations	610,458	312,629	59,456	140,307	196,490	13,279

Distributions to Shareholders:
From net investment income
Class D	(18,101)	(12,919)	(1,741)	(1,622)	(209)	0
Other Classes	(179,566)	(120,801)	(161,215)	(99,073)	(104,880)	(3,562)
From net realized capital gains
Class D	(40,947)	(7,530)	(61)	(412)	(497)	0
Other Classes	(347,293)	(72,708)	(5,483)	(24,678)	(88,860)	0
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(585,907)	(213,958)	(168,500)	(125,785)	(194,446)	(3,562)

Fund Share Transactions:
Receipts for shares sold
Class D	291,691	183,432	8,802	10,486	13,109	0
Other Classes	2,665,482	2,316,207	816,335	1,282,695	2,060,168	619,995
Issued as reinvestment of distributions
Class D	55,898	17,703	1,708	1,931	657	0
Other Classes	483,808	181,620	149,175	105,134	193,511	3,566
Cost of shares redeemed
Class D	(133,743)	(82,545)	(12,308)	(17,810)	(2,203)	0
Other Classes	(1,475,892)	(1,242,616)	(941,906)	(565,002)	(1,186,878)	(10,864)
Net increase (decrease) resulting from Fund share transactions	1,887,244	1,373,801	21,806	817,434	1,078,364	612,697

Fund Redemption Fee	81	56	22	22	11	0

Total Increase (Decrease) in Net Assets	1,911,876	1,472,528	(87,216)	831,978	1,080,419	622,414

Net Assets:
Beginning of year	3,398,310	1,925,782	2,486,717	1,654,739	622,414	0
End of year*	$5,310,186	$3,398,310	$2,399,501	$2,486,717	$1,702,833	$622,414

*Including undistributed (overdistributed) net investment income of:	$(1,368)	$41,231	$(30,069)	$(7,009)	$(39,184)	$(44)

140	PIMCO Funds	See Accompanying Notes

Emerging Markets Bond Fund		Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$138,725	$130,054	$219,298	$157,513	$103,521	$68,155	$95,994	$82,712	$15,891	$11,745
90,978	89,034	(106,187)	49,511	327,918	15,101	(19,583)	36,223	8,543	(2,395)
(109,852)	19,325	(323,328)	55,631	123,505	38,831	64,085	(27,122)	2,676	7,583
119,851	238,413	(210,217)	262,655	554,944	122,087	140,496	91,813	27,110	16,933

(10,289)	(11,582)	(6,722)	(7,310)	(4,756)	(4,025)	(5,313)	(6,019)	(740)	(542)
(140,721)	(127,394)	(253,637)	(188,997)	(93,624)	(58,811)	(85,509)	(64,476)	(15,071)	(11,154)

(5,262)	(10,060)	(1,066)	(661)	(4,397)	(909)	0	(4,426)	(94)	(4)
(74,828)	(110,030)	(48,131)	(20,451)	(88,678)	(13,641)	0	(43,837)	(2,337)	(76)

0	0	(166)	0	0	0	0	(486)	0	0
0	0	(5,969)	0	0	0	0	(4,620)	0	0

(231,100)	(259,066)	(315,691)	(217,419)	(191,455)	(77,386)	(90,822)	(123,864)	(18,242)	(11,776)

53,196	73,024	59,898	138,747	88,125	90,855	55,282	66,430	31,806	14,176
1,648,566	810,281	2,153,603	4,229,641	1,872,268	1,533,168	1,020,948	954,511	175,873	74,129

14,381	19,950	7,433	7,551	8,518	4,452	4,889	10,203	799	478
168,184	203,364	296,222	199,739	153,682	61,536	65,860	98,544	14,954	9,500

(85,354)	(165,341)	(163,706)	(83,371)	(82,161)	(57,700)	(118,751)	(131,099)	(9,529)	(10,705)
(904,372)	(1,447,077)	(5,249,868)	(795,458)	(1,525,055)	(806,695)	(863,502)	(824,214)	(72,625)	(83,404)
894,601	(505,799)	(2,896,418)	3,696,849	515,377	825,616	164,726	174,375	141,278	4,174

48	68	20	16	142	151	74	86	0	1

783,400	(526,384)	(3,422,306)	3,742,101	879,008	870,468	214,474	142,410	150,146	9,332

2,522,776	3,049,160	5,182,869	1,440,768	2,346,800	1,476,332	2,566,518	2,424,108	286,312	276,980
$3,306,176	$2,522,776	$1,760,563	$5,182,869	$3,225,808	$2,346,800	$2,780,992	$2,566,518	$436,458	$286,312

$1,649	$2,164	$(54,860)	$(7,187)	$252,912	$(12,758)	$(86,269)	$(53,324)	$1,952	$574

Annual Report	March 31, 2008	141

Statements of Changes in Net Assets  (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from March 30, 2007 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$489,899	$484,660	$6,705	$0	$3,948	$2,827
Net realized gain (loss)	48,963	42,747	(240)	8	383	(211)
Net change in unrealized appreciation (depreciation)	(563,522)	82,290	(2,384)	(2)	507	1,512
Net increase (decrease) resulting from operations	(24,660)	609,697	4,081	6	4,838	4,128

Distributions to Shareholders:
From net investment income
Class D	(27,715)	(28,355)	(16)	0	(180)	(70)
Other Classes	(479,741)	(455,436)	(6,866)	0	(3,848)	(2,787)
From net realized capital gains
Class D	(238)	(273)	0	0	(13)	(3)
Other Classes	(4,308)	(4,430)	0	0	(242)	(120)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(512,002)	(488,494)	(6,882)	0	(4,283)	(2,980)

Fund Share Transactions:
Receipts for shares sold
Class D	162,717	119,391	1,276	10	3,825	1,750
Other Classes	2,684,672	2,074,043	273,837	25,040	35,281	30,534
Issued as reinvestment of distributions
Class D	25,817	26,376	11	0	186	69
Other Classes	383,040	357,285	6,797	0	3,121	2,232
Cost of shares redeemed
Class D	(221,002)	(170,868)	(954)	0	(777)	(778)
Other Classes	(3,204,889)	(2,378,577)	(9,544)	0	(18,160)	(17,145)
Net increase (decrease) resulting from Fund share transactions	(169,645)	27,650	271,423	25,050	23,476	16,662

Fund Redemption Fee	383	277	1	0	1	3

Total Increase (Decrease) in Net Assets	(705,924)	149,130	268,623	25,056	24,032	17,813

Net Assets:
Beginning of year or period	7,465,546	7,316,416	25,056	0	73,647	55,834
End of year or period*	$6,759,622	$7,465,546	$293,679	$25,056	$97,679	$73,647

*Including undistributed (overdistributed) net investment income of:	$(57,171)	$(27,995)	$189	$0	$(399)	$(235)

142	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Mortgage-Backed Securities Fund		Short-Term Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$469,819	$493,735	$29,183	$20,666	$191,974	$166,927
158,071	(146,776)	13,242	(2,235)	(1,495)	(13,593)
106,243	205,184	1,615	12,256	(50,485)	11,782
734,133	552,143	44,040	30,687	139,994	165,116

(18,651)	(20,808)	(6,201)	(4,715)	(3,063)	(3,996)
(457,273)	(481,022)	(22,733)	(16,057)	(188,653)	(159,822)

(3,113)	(58)	(823)	(20)	(201)	(228)
(74,341)	(1,316)	(3,190)	(65)	(12,535)	(9,089)

0	0	0	0	0	0
0	0	0	0	0	0

(553,378)	(503,204)	(32,947)	(20,857)	(204,452)	(173,135)

214,555	104,948	78,943	53,839	39,006	19,143
4,839,992	3,390,973	423,782	95,460	3,388,962	2,605,022

20,731	19,572	6,612	4,497	3,134	3,979
481,324	428,165	23,222	14,765	186,342	147,954

(152,831)	(257,753)	(48,416)	(38,993)	(38,263)	(76,881)
(4,722,679)	(5,226,470)	(82,133)	(183,598)	(3,464,715)	(2,731,204)
681,092	(1,540,565)	402,010	(54,030)	114,466	(31,987)

12	72	0	1	31	199

861,859	(1,491,554)	413,103	(44,199)	50,039	(39,807)

10,555,352	12,046,906	499,849	544,048	3,723,858	3,763,665
$11,417,211	$10,555,352	$912,952	$499,849	$3,773,897	$3,723,858

$(12,214)	$(3,840)	$400	$171	$1,842	$4,758

Annual Report	March 31, 2008	143

Statement of Cash Flows	March 31, 2008

(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$4,081

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(786,584)
Proceeds from sales of long-term securities	448,103
Purchases of short-term portfolio investments, net	(23,683)
Increase in interest receivable	(2,365)
Increase in receivable for investments sold	(30,049)
Increase in manager reimbursement receivable	(86)
Increase in payable for investments purchased	43,432
Increase in investment advisory fee	44
Increase in administrative fee	45
Increase in distribution fee	1
Increase in servicing fee	1
Payment from futures contracts transactions	(80)
Proceeds from currency transactions	8
Increase in swap premiums received	8,952
Net amortization on investments	(43)
Unrealized depreciation on investments	2,384
Net realized loss on investments	240
Net cash used for operating activities	(335,599)

Cash flows received from financing activities:
Proceeds from shares sold	304,341
Payment on shares redeemed	(15,491)
Cash dividend paid*	(64)
Net borrowing from reverse repurchase agreements	47,077
Net cash received from financing activities	335,863

Net Increase in Cash and Foreign Currency	264

Cash and Foreign Currency:
Beginning of year	0
End of year	$264

* Reinvestment of dividends	$6,808

144	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Annual Report	March 31, 2008	145

Notes to Financial Statements  (Cont.)

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options

146	PIMCO Funds

March 31, 2008

outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales Certain  Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Annual Report	March 31, 2008	147

Notes to Financial Statements  (Cont.)

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the

148	PIMCO Funds

March 31, 2008

period March 31, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $1,168,128, $914,781, and $1,464,067, respectively, in unfunded loan commitments outstanding.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Bridge Debt Commitments  At the period ended March 31, 2008, the Floating Income Fund, High Yield Fund, and Income Fund had $9,550,000, $32,649,623, and $95,500, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association

(“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Annual Report	March 31, 2008	149

Notes to Financial Statements  (Cont.)

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%		0.40%	0.40%	0.55%		0.55%	N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%		0.45%	N/A
Emerging Local Bond Fund	0.45%		0.50%	0.50%	0.65%		0.65%	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%		0.25%	0.25%	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	0.25%	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%	0.45%
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%	(2)	0.20%	0.20%	0.40%		0.25%	0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%	0.35%
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.30%	(1)	0.25%	0.30%	(1)

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.
(2)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
Low Duration Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $3,402,486 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on

150	PIMCO Funds

March 31, 2008

shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Emerging Local Bond, and Income Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%	—
Emerging Local Bond Fund	1.15%	1.40%	1.55%	—	2.30%	1.55%	—
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$5
Emerging Local Bond Fund	25
Income Fund	86

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$99,237	$0
Floating Income Fund	0	46,758
Foreign Bond Fund (Unhedged)	55,519	0
High Yield Fund	611	0
Low Duration Fund	50,137	0
Mortgage-Backed Securities Fund	4,765	0
Short-Term Fund	28,670	11,582

Annual Report	March 31, 2008	151

Notes to Financial Statements  (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$478,977	$279,401	$2,756,706	$1,088,556
Diversified Income Fund	4,345,695	4,501,591	2,289,441	1,786,898
Emerging Local Bond Fund	19,399	10,980	1,259,382	685,445
Emerging Markets Bond Fund	2,497,986	1,780,530	2,041,276	1,625,253
Floating Income Fund	1,916,014	2,313,424	2,468,294	4,463,044
Foreign Bond Fund (Unhedged)	24,893,068	25,045,523	7,509,721	6,685,752
Foreign Bond Fund (U.S. Dollar-Hedged)	29,990,947	30,508,420	10,216,633	10,227,653
GNMA Fund	4,860,269	4,432,780	35,167	0
High Yield Fund	7,957,121	7,239,765	4,630,098	5,344,571
Income Fund	623,752	407,523	141,901	17,996
Investment Grade Corporate Bond Fund	90,729	66,290	36,140	25,040
Low Duration Fund	12,479,714	10,719,291	2,834,176	1,451,516
Mortgage-Backed Securities Fund	6,462,619	5,686,922	140,512	7,561
Short-Term Fund	7,463,743	6,077,039	1,162,017	657,808

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$600,000	$7,275	0	$0	0	$1,280,000	$15,520
Sales	19,314	1,434,600	18,861	1,122	1,067	12,084	2,013,300	26,216
Closing Buys	(3,218)	(1,823,600)	(18,832)	0	0	(12,084)	(3,290,800)	(41,681)
Expirations	(11,690)	(211,000)	(4,143)	0	0	0	0	0
Exercised	(2,698)	0	(1,537)	0	0	0	0	0
Balance at 03/31/2008	1,708	$0	$1,624	1,122	$1,067	0	$2,500	$55

The portfolio turnover rates are reported in the Financial Highlights.

152	PIMCO Funds

March 31, 2008

	Foreign Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$882,900	AUD	0	GBP	165,700	EUR	0	NZD	0	$13,453
Sales	18,856	1,792,100		50,600		15,200		125,100		63,085	40,909
Closing Buys	(9,453)	(1,590,000)		0		(30,500)		(31,200)		(29,800)	(26,450)
Expirations	(3,988)	(90,700)		0		(135,200)		0		(33,285)	(4,823)
Exercised	0	0		0		0		0		0	0
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	GBP	15,200	EUR	93,900	NZD	0	$23,089

	Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in GBP		Notional Amount in EUR		Notional Amount in NZD		Premium
Balance at 03/31/2007	0	$1,058,200	AUD	0	GBP	188,600	EUR	0	NZ	D 0	$15,700
Sales	16,064	1,613,800		44,600		0		70,900		66,492	36,396
Closing Buys	(3,285)	(1,629,700)		0		0		(31,600)		(42,800)	(24,241)
Expirations	(4,812)	(233,500)		0		(188,600)		0		(23,692)	(7,316)
Exercised	(3,144)	(9,000)		0		0		0		0	(958)
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	GBP	0	EUR	39,300	NZ	D 0	$19,581

	High Yield Fund			Income Fund		Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$0	$0	$0	$0	0	$200	$2
Sales	1,098	2,670,800	66,951	100	1	333	39,900	888
Closing Buys	(1,098)	(339,900)	(9,563)	(100)	(1)	(293)	(14,900)	(251)
Expirations	0	0	0	0	0	0	0	0
Exercised	0	0	0	0	0	0	0	0
Balance at 03/31/2008	0	$2,330,900	$57,388	$0	$0	40	$25,200	$639

	Low Duration Fund							Short-Term Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	0	$515,200	GBP	23,400	$6,406
Sales	9,518	984,100		0		0	17,626	12,572	683,000		0	19,525
Closing Buys	(1,936)	(1,812,500)		0		0	(21,749)	(459)	(1,149,000)		0	(16,667)
Expirations	(9,456)	(605,900)		(21,300)		(37,000)	(9,882)	0	(49,200)		(23,400)	(895)
Exercised	0	0		0		0	0	(459)	0		0	(257)
Balance at 03/31/2008	0	$572,100	GBP	0	EUR	0	$10,094	11,654	$0	GBP	0	$8,112

Annual Report	March 31, 2008	153

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	26,638	$291,691	17,294	$183,432	807	$8,802	948	$10,486
Other Classes	243,096	2,665,482	219,075	2,316,207	74,256	816,335	115,507	1,282,695

Issued as reinvestment of distributions
Class D	5,195	55,898	1,661	17,703	158	1,708	175	1,931
Other Classes	44,870	483,808	17,025	181,620	13,752	149,175	9,506	105,134

Cost of shares redeemed
Class D	(12,221)	(133,743)	(7,785)	(82,545)	(1,131)	(12,308)	(1,623)	(17,810)
Other Classes	(131,173)	(1,475,892)	(116,434)	(1,242,616)	(87,152)	(941,906)	(51,340)	(565,002)
Net increase (decrease) resulting from Fund share transactions	176,405	$1,887,244	130,836	$1,373,801	690	$21,806	73,173	$817,434

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	8,152	$88,125	8,921	$90,855	5,384	$55,282	6,467	$66,430
Other Classes	177,564	1,872,268	150,653	1,533,168	99,917	1,020,948	92,978	954,511

Issued as reinvestment of distributions
Class D	811	8,518	435	4,452	481	4,889	993	10,203
Other Classes	14,609	153,682	6,009	61,536	6,471	65,860	9,586	98,544

Cost of shares redeemed
Class D	(7,850)	(82,161)	(5,682)	(57,700)	(11,741)	(118,751)	(12,768)	(131,099)
Other Classes	(143,613)	(1,525,055)	(79,516)	(806,695)	(85,167)	(863,502)	(80,166)	(824,214)
Net increase (decrease) resulting from Fund share transactions	49,673	$515,377	80,820	$825,616	15,345	$164,726	17,090	$174,375

	Investment Grade Corporate Bond Fund				Low Duration Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	369	$3,825	170	$1,750	21,204	$214,555	10,597	$104,948
Other Classes	3,402	35,281	2,968	30,534	479,518	4,839,992	342,038	3,390,973

Issued as reinvestment of distributions
Class D	18	186	7	69	2,064	20,731	1,974	19,572
Other Classes	302	3,121	217	2,232	47,936	481,324	43,170	428,165

Cost of shares redeemed
Class D	(76)	(777)	(76)	(778)	(15,262)	(152,831)	(26,013)	(257,753)
Other Classes	(1,764)	(18,160)	(1,672)	(17,145)	(470,861)	(4,722,679)	(527,654)	(5,226,470)
Net increase (decrease) resulting from Fund share transactions	2,251	$23,476	1,614	$16,662	64,599	$681,092	(155,888)	$(1,540,565)

154	PIMCO Funds

March 31, 2008

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Year Ended 03/31/2008		Period from 12/29/2006 to 3/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,278	$13,109	0	$0	4,866	$53,196	6,551	$73,024	5,778	$59,898	13,279	$138,747
201,973	2,060,168	63,056	619,995	151,549	1,648,566	72,962	810,281	211,798	2,153,603	403,338	4,229,641

66	657	0	0	1,329	14,381	1,799	19,950	735	7,433	720	7,551
19,084	193,511	360	3,566	15,563	168,184	18,338	203,364	29,495	296,222	19,016	199,739

(226)	(2,203)	0	0	(7,850)	(85,354)	(14,956)	(165,341)	(16,346)	(163,706)	(7,958)	(83,371)
(111,974)	(1,186,878)	(1,109)	(10,864)	(82,686)	(904,372)	(131,785)	(1,447,077)	(528,122)	(5,249,868)	(75,746)	(795,458)
110,201	$1,078,364	62,307	$612,697	82,771	$894,601	(47,091)	$(505,799)	(296,662)	$(2,896,418)	352,649	$3,696,849

GNMA Fund				High Yield Fund				Income Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period From 3/30/2007 to 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,824	$31,806	1,300	$14,176	16,909	$162,717	12,228	$119,391	127	$1,276	1	$10
15,770	175,873	6,760	74,129	280,816	2,684,672	212,473	2,074,043	27,350	273,837	2,504	25,040

71	799	44	478	2,690	25,817	2,704	26,376	1	11	0	0
1,340	14,954	868	9,500	39,954	383,040	36,615	357,285	678	6,797	0	0

(857)	(9,529)	(972)	(10,705)	(23,061)	(221,002)	(17,563)	(170,868)	(95)	(954)	0	0
(6,515)	(72,625)	(7,641)	(83,404)	(333,947)	(3,204,889)	(244,068)	(2,378,577)	(950)	(9,544)	0	0
12,633	$141,278	359	$4,174	(16,639)	$(169,645)	2,389	$27,650	27,111	$271,423	2,505	$25,050

Mortgage-Backed Securities Fund				Short-Term Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

7,353	$78,943	5,089	$53,839	3,931	$39,006	1,919	$19,143
39,366	423,782	9,009	95,460	341,506	3,388,962	261,361	2,605,022

616	6,612	425	4,497	316	3,134	399	3,979
2,159	23,222	1,399	14,765	18,797	186,342	14,836	147,954

(4,517)	(48,416)	(3,705)	(38,993)	(3,858)	(38,263)	(7,708)	(76,881)
(7,651)	(82,133)	(17,595)	(183,598)	(350,033)	(3,464,715)	(273,854)	(2,731,204)
37,326	$402,010	(5,378)	$(54,030)	10,659	$114,466	(3,047)	$(31,987)

Annual Report	March 31, 2008	155

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

156	PIMCO Funds

March 31, 2008

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, and Foreign Bond Fund (U.S. Dollar-Hedged), incurred $967,946, $470,806, $823,179, $674,869, $277,122, and $600, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$158,963	$42,809	$(17,031)	$(20,947)	$0	$0
Diversified Income Fund	12,386	16,603	(69,053)	(29,009)	0	0
Emerging Local Bond Fund	22,489	0	56,482	(61,214)	0	(5,996)
Emerging Markets Bond Fund	31,999	30,709	15,365	(21,720)	0	0
Floating Income Fund	0	0	(248,021)	(20,243)	(2,334)	(179,663)
Foreign Bond Fund (Unhedged)	388,835	0	91,354	(124,703)	0	(12,520)
Foreign Bond Fund (U.S. Dollar-Hedged)	60,129	0	101,638	(144,488)	0	(8,600)
GNMA Fund	2,183	2,081	5,789	(208)	0	0
High Yield Fund	0	0	(359,560)	(21,915)	(50,806)	(65,324)
Income Fund	297	0	(2,526)	(117)	(449)	0
Investment Grade Corporate Bond Fund	436	7	521	(612)	0	0
Low Duration Fund	8,869	22,223	(198,551)	(10,264)	0	0
Mortgage-Backed Securities Fund	661	2,857	5,694	(228)	0	0
Short-Term Fund	13,901	0	(58,710)	(3,557)	(38,186)	(6,810)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2012	2013	2014	2015	2016
Floating Income Fund	$0	$0	$0	$0	$0	$2,334
High Yield Fund	50,806	0	0	0	0	0
Income Fund	0	0	0	0	0	449
Short-Term Fund	0	0	4,956	12,072	14,325	6,833

Annual Report	March 31, 2008	157

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$4,948,240	$19,955	$(86,947)	$(66,992)
Diversified Income Fund	2,671,637	58,039	(95,308)	(37,269)
Emerging Local Bond Fund	1,590,944	70,014	(14,138)	55,876
Emerging Markets Bond Fund	3,291,832	97,869	(66,610)	31,259
Floating Income Fund	2,002,857	35,799	(93,132)	(57,333)
Foreign Bond Fund (Unhedged)	4,813,672	199,960	(64,314)	135,646
Foreign Bond Fund (U.S. Dollar-Hedged)	4,199,231	193,094	(48,211)	144,883
GNMA Fund	785,495	9,153	(712)	8,441
High Yield Fund	7,779,421	259,963	(440,145)	(180,182)
Income Fund	382,603	3,968	(4,633)	(665)
Investment Grade Corporate Bond Fund	112,417	2,672	(3,187)	(515)
Low Duration Fund	11,494,254	79,822	(247,471)	(167,649)
Mortgage-Backed Securities Fund	1,507,789	17,295	(9,738)	7,557
Short-Term Fund	3,938,169	61,671	(96,553)	(34,882)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$560,921	$24,986	$0	$182,863	$31,095	$0
Diversified Income Fund	167,581	919	0	103,878	21,907	0
Emerging Local Bond Fund	194,370	76	0	3,562	0	0
Emerging Markets Bond Fund	195,074	36,026	0	185,726	73,340	0
Floating Income Fund	308,830	1,493	5,368	214,218	3,201	0
Foreign Bond Fund (Unhedged)	191,455	0	0	77,386	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	90,822	0	0	99,532	19,226	5,106
GNMA Fund	18,242	0	0	11,776	0	0
High Yield Fund	512,002	0	0	488,494	0	0
Income Fund	6,882	0	0	0	0	0
Investment Grade Corporate Bond Fund	4,283	0	0	2,980	0	0
Low Duration Fund	553,378	0	0	503,204	0	0
Mortgage-Backed Securities Fund	32,947	0	0	20,857	0	0
Short-Term Fund	204,452	0	0	173,135	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

158	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	159

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, Short-Term Fund, and Total Return Mortgage Fund, fourteen of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

160	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Diversified Income Fund	0.07%	0.10%	54,843	506
Emerging Local Bond Fund	0.00%	0.00%	1,219	0
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Floating Income Fund	0.18%	0.22%	123,341	9,254
Foreign Bond Fund (Unhedged)	0.01%	0.05%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.50%	0.67%	37,965	15,047
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.56%	0.67%	397,873	0
Investment Grade Corporate Bond Fund	0.14%	0.14%	2,244	0
Low Duration Fund	1.05%	1.58%	435,344	0
Short-Term Fund	0.29%	0.32%	151,464	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	161

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

162	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	163

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

164	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.          AZ020AR_21165

Share Classes | Institutional and Administrative

Annual Report March 31, 2008

PIMCO FUNDS

Total Return Funds

Total Return Fund
Total Return Fund II
Total Return Fund III

A company of Allianz Global Investors

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

■

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

The Funds measure their performance against the Lehman Brothers U.S. Aggregate Index. The index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares of the Funds were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Total Return Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	3

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Institutional Class	10.81%	5.57%	6.90%	8.42%
PIMCO Total Return Fund Administrative Class	10.54%	5.30%	6.64%	8.15%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	7.53%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.83%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2007, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,073.72	$1,072.39	$1,022.35	$1,021.10
Expenses Paid During Period†	$2.75	$4.04	$2.68	$3.94

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.53% for Institutional Class, 0.78% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

4	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX

Allocation Breakdown‡

U.S. Government Agencies±	60.4%
Corporate Bonds & Notes	23.1%
Short-Term Instruments	5.7%
Mortgage-Backed Securities	3.0%
Foreign Currency-Denominated Issues	3.0%
Other	4.8%

‡	% of Total Investments as of 03/31/2008
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

Portfolio Insights

»

The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

»	A curve steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

»	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

»	Substituting real return bonds for nominal U.S. Treasuries benefited performance as U.S. Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Annual Report	March 31, 2008	5

PIMCO Total Return Fund II

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/30/91)*
PIMCO Total Return Fund II Institutional Class	10.76%	5.11%	6.51%	7.16%
PIMCO Total Return Fund II Administrative Class	10.49%	4.85%	6.25%	6.90%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	6.57%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.07%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,081.71	$1,080.37	$1,019.85	$1,018.60
Expenses Paid During Period†	$5.36	$6.66	$5.20	$6.46

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.03% for Institutional Class, 1.28% for Administrative Class), multiplied by the average value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown‡

U.S. Government Agencies	63.4%
Corporate Bonds & Notes	22.4%
Short-Term Instruments	5.0%
Asset-Backed Securities	3.9%
Mortgage-Backed Securities	2.0%
Other	3.3%

‡	% of Total Investments as of 03/31/2008

Portfolio Insights

»

The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

»	A curve steepening bias in the U.S. benefited performance as the yield curve steepened dramatically, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

»	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

»	Substituting real return bonds for nominal U.S. Treasuries added to performance as U.S. Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

Annual Report	March 31, 2008	7

PIMCO Total Return Fund III

Cumulative Returns Through March 31, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/01/91)*
PIMCO Total Return Fund III Institutional Class	9.79%	5.32%	6.67%	7.87%
PIMCO Total Return Fund III Administrative Class	9.52%	5.06%	6.40%	7.59%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	6.99%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.58%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus as dated 07/31/2007, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,069.77	$1,068.47	$1,020.60	$1,019.35
Expenses Paid During Period†	$4.55	$5.84	$4.45	$5.70

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.88% for Institutional Class, 1.13% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX

Allocation Breakdown‡

U.S. Government Agencies	58.5%
Corporate Bonds & Notes	22.4%
Short-Term Instruments	7.6%
Mortgage-Backed Securities	3.8%
Asset-Backed Securities	3.1%
Other	4.6%

‡	% of Total Investments as of 03/31/2008

Portfolio Insights

»

The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, with prohibitions on firms engaged in certain socially sensitive practices.

»

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

»	A curve steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

»	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

»	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

»	Substituting real return bonds for nominal U.S. Treasuries added to performance as Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Annual Report	March 31, 2008	9

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
03/31/2008	$10.43	$0.54	$0.55	$1.09	$(0.54)	$(0.07)
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
Administrative Class
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)

Total Return Fund II
Institutional Class
03/31/2008	$9.91	$0.49	$0.54	$1.03	$(0.49)	$(0.01)
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
Administrative Class
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)

Total Return Fund III
Institutional Class
03/31/2008	$9.24	$0.46	$0.42	$0.88	$(0.47)	$(0.06)
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)
Administrative Class
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)

(a)	Per share amounts based on average number of shares outstanding during the year.

10	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.61)	$10.91	10.81%	$77,276,018	0.49%	0.43%	5.15%	226%
0.00	(0.54)	10.43	6.32	62,902,840	0.43	0.43	4.82	257
(0.02)	(0.52)	10.33	2.66	56,563,888	0.43	0.43	4.09	325
0.00	(0.60)	10.57	2.07	47,998,758	0.43	0.43	2.41	470
0.00	(0.50)	10.94	6.20	43,723,208	0.43	0.43	2.70	273

0.00	(0.59)	10.91	10.54	25,200,225	0.74	0.68	4.91	226
0.00	(0.51)	10.43	6.06	20,721,139	0.68	0.68	4.57	257
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68	0.68	3.83	325
0.00	(0.57)	10.57	1.82	17,292,644	0.68	0.68	2.16	470
0.00	(0.47)	10.94	5.93	16,367,285	0.68	0.68	2.46	273

$0.00	$(0.50)	$10.44	10.76%	$2,282,191	0.82%	0.50%	4.91%	265%
(0.01)	(0.49)	9.91	6.10	2,062,540	0.50	0.50	4.86	237
0.00	(0.42)	9.82	2.27	2,029,962	0.50	0.50	4.10	354
0.00	(0.60)	10.02	0.99	2,278,849	0.50	0.50	2.37	330
0.00	(0.42)	10.52	5.71	2,335,828	0.50	0.50	2.40	262

0.00	(0.48)	10.44	10.49	77,136	1.07	0.75	4.67	265
(0.01)	(0.47)	9.91	5.84	84,133	0.75	0.75	4.60	237
0.00	(0.40)	9.82	2.01	102,406	0.75	0.75	3.84	354
0.00	(0.57)	10.02	0.75	115,674	0.75	0.75	2.11	330
0.00	(0.40)	10.52	5.45	114,148	0.75	0.75	2.16	262

$0.00	$(0.53)	$9.59	9.79%	$2,240,289	0.75%	0.50%	4.95%	327%
0.00	(0.44)	9.24	6.17	1,998,406	0.50	0.50	4.63	225
0.00	(0.45)	9.13	2.30	1,853,808	0.50	0.50	4.09	275
0.00	(0.51)	9.36	2.46	1,513,513	0.50	0.50	2.38	368
0.00	(0.50)	9.64	6.08	1,320,459	0.50	0.50	2.74	180

0.00	(0.50)	9.59	9.52	24,558	1.02	0.75	4.70	327
0.00	(0.42)	9.24	5.91	14,529	0.75	0.75	4.37	225
0.00	(0.42)	9.13	2.05	16,333	0.75	0.75	3.85	275
0.00	(0.49)	9.36	2.21	10,357	0.75	0.75	2.21	368
0.00	(0.47)	9.64	5.82	4,776	0.75	0.75	2.54	180

Annual Report	March 31, 2008	11

Statements of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)
	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$137,894,023	$2,886,200	$2,679,327
Repurchase agreements, at value	1,215,751	99,599	89,278
Cash	11,199	0	3,670
Deposits with counterparty	1,097,271	21,280	21,625
Foreign currency, at value	286,901	0	4,016
Receivable for investments sold	18,683,719	338,581	304,269
Receivable for investments sold on a delayed-delivery basis	137,324	7,640	39,371
Receivable for Fund shares sold	654,739	1,329	9,328
Interest and dividends receivable	845,322	14,480	13,899
Variation margin receivable	132,015	2,939	3,626
Swap premiums paid	604,231	7,968	8,836
Unrealized appreciation on foreign currency contracts	317,456	0	11,383
Unrealized appreciation on swap agreements	600,178	4,293	7,232
	162,480,129	3,384,309	3,195,860
Liabilities:
Payable for the reverse repurchase agreements	$4,986,163	$320,523	$231,379
Payable for investments purchased	15,606,111	446,724	458,892
Payable for investments purchased on a delayed-delivery basis	693,647	9,376	9,070
Payable for short sales	12,368,546	198,062	175,144
Payable for Fund shares redeemed	352,736	1,428	2,607
Dividends payable	51,774	864	759
Overdraft due to custodian	0	117	0
Written options outstanding	1,325,068	28,934	26,436
Accrued investment advisory fee	24,443	461	442
Accrued administrative fee	20,925	461	442
Accrued distribution fee	7,106	14	7
Accrued servicing fee	4,507	0	0
Variation margin payable	15,856	1,556	1,065
Swap premium received	529,128	10,738	10,864
Unrealized depreciation on foreign currency contracts	75,504	0	3,569
Unrealized depreciation on swap agreements	650,592	5,724	10,337
Other liabilities	68	0	0
	36,712,174	1,024,982	931,013
Net Assets	$125,767,955	$2,359,327	$2,264,847
Net Assets Consist of:
Paid in capital	$121,608,389	$2,294,465	$2,201,730
(Overdistributed) net investment income	248,776	(703)	2,346
Accumulated undistributed net realized gain	433,757	1,228	12,737
Net unrealized appreciation	3,477,033	64,337	48,034
	$125,767,955	$2,359,327	$2,264,847
Net Assets:
Institutional Class	$77,276,018	$2,282,191	$2,240,289
Administrative Class	25,200,225	77,136	24,558
Other Classes	23,291,712	0	0
Shares Issued and Outstanding:
Institutional Class	7,081,152	218,611	233,719
Administrative Class	2,309,207	7,389	2,562
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.91	$10.44	$9.59
Administrative Class	10.91	10.44	9.59
Cost of Investments Owned	$136,371,130	$2,857,402	$2,668,401
Cost of Repurchase Agreements Owned	$1,215,751	$99,599	$89,278
Cost of Foreign Currency Held	$289,318	$0	$4,055
Proceeds Received on Short Sales	$12,167,223	$194,665	$172,028
Premiums Received on Written Options	$575,863	$13,867	$12,854

12	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest, net of foreign taxes*	$6,170,153	$123,973	$115,859
Dividends	16	1,405	1,774
Miscellaneous income	3,495	0	51
Total Income	6,173,664	125,378	117,684

Expenses:
Investment advisory fees	272,680	5,460	5,159
Administrative fees	233,419	5,446	5,159
Distribution and/or servicing fees - Administrative Class	55,716	215	44
Distribution and/or servicing fees - Other Classes	77,637	0	0
Trustees’ fees	338	7	6
Interest expense	63,413	7,096	5,235
Miscellaneous expense	133	3	2
Total Expenses	703,336	18,227	15,605

Net Investment Income	5,470,328	107,151	102,079

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,413,070	31,337	44,562
Net realized gain (loss) on futures contracts, written options and swaps	(439,486)	17,912	(6,230)
Net realized gain on foreign currency transactions	482,160	0	6,639
Net change in unrealized appreciation on investments	1,352,125	33,291	12,681
Net change in unrealized appreciation on futures contracts, written options and swaps	1,715,588	36,373	28,616
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	187,775	0	7,431
Net Gain	5,711,232	118,913	93,699

Net Increase in Net Assets Resulting from Operations	$11,181,560	$226,064	$195,778

* Foreign tax withholdings	$132	$0	$0

See Accompanying Notes	Annual Report	March 31, 2008	13

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,470,328	$4,528,735
Net realized gain (loss)	2,455,744	(423,667)
Net change in unrealized appreciation	3,255,488	1,780,254
Net increase resulting from operations	11,181,560	5,885,322

Distributions to Shareholders:
From net investment income
Institutional Class	(3,463,231)	(2,845,803)
Administrative Class	(1,096,560)	(893,506)
Other Classes	(904,592)	(800,205)
From net realized capital gains
Institutional Class	(441,761)	(218,548)
Administrative Class	(144,355)	(71,488)
Other Classes	(126,489)	(70,642)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0

Total Distributions	(6,176,988)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	23,592,253	15,837,703
Administrative Class	10,121,711	5,439,396
Other Classes	8,694,770	6,697,035
Issued as reinvestment of distributions
Institutional Class	3,572,546	2,760,662
Administrative Class	1,063,456	843,956
Other Classes	824,381	655,256
Cost of shares redeemed
Institutional Class	(15,891,558)	(12,852,561)
Administrative Class	(7,759,923)	(4,688,488)
Other Classes	(6,910,108)	(5,761,880)
Net increase (decrease) resulting from Fund share transactions	17,307,528	8,931,079

Fund Redemption Fee	616	1,037

Total Increase in Net Assets	22,312,716	9,917,246

Net Assets:
Beginning of year	103,455,239	93,537,993
End of year*	$125,767,955	$103,455,239

*Including (overdistributed) net investment income of:	$248,776	$(188,079)

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Total Return Fund II		Total Return Fund III
Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$107,151	$101,784	$102,079	$87,721
49,249	(15,746)	44,971	(213)
69,664	38,665	48,728	27,263
226,064	124,703	195,778	114,771

(103,801)	(96,147)	(102,740)	(88,501)
(4,040)	(4,512)	(846)	(719)
0	0	0	0

(1,979)	(2,302)	(13,548)	(1,925)
(83)	(118)	(119)	(17)
0	0	0	0

0	(2,262)	0	0
0	(112)	0	0

(109,903)	(105,453)	(117,253)	(91,162)

506,013	426,897	434,478	498,363
20,682	18,278	12,923	4,565
0	0	0	0

95,330	93,813	106,542	81,474
4,115	4,676	922	677
0	0	0	0

(493,489)	(506,421)	(376,983)	(458,637)
(36,160)	(42,197)	(4,496)	(7,258)
0	0	0	0
96,491	(4,954)	173,386	119,184

2	9	1	1

212,654	14,305	251,912	142,794

2,146,673	2,132,368	2,012,935	1,870,141
$2,359,327	$2,146,673	$2,264,847	$2,012,935

$(703)	$(648)	$2,346	$(2,047)

Annual Report	March 31, 2008	15

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $912,672) (i)		$807,535	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Deutsche Bank AG
6.000% due 09/01/2017	$361,100	376,894	0.3%
General Electric Capital Corp.
2.619% - 8.310% due 05/19/2008 - 11/15/2067	2,458,324	2,423,392	1.9%
Goldman Sachs Group, Inc.
2.639% - 7.350% due 07/29/2008 - 10/01/2037	2,018,459	1,989,910	1.6%
Morgan Stanley
3.206% - 6.750% due 04/01/2008 - 08/09/2026	1,053,740	1,043,936	0.9%
Other Banking & Finance (b)(i)(o)		19,024,788	15.1%

Total Banking & Finance		24,858,920	19.8%

INDUSTRIALS
Total Industrials (i)(o)		5,052,853	4.0%
UTILITIES

Total Utilities (i)(o)		2,166,776	1.7%

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549	25.5%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $1,592,391) (b)(i)(o)		1,524,285	1.2%
COMMODITY INDEX-LINKED NOTES
Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060	0.2%

Total Commodity Index-Linked Notes (Cost $297,000)		295,060	0.2%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	897,304	889,558	0.7%
5.000% due 10/01/2035	6,958	6,898	0.0%
5.000% due 10/01/2035 (j)	1,452,271	1,439,733	1.1%
5.000% due 02/01/2036	703,720	697,645	0.6%
5.000% due 03/01/2036	1,853,922	1,837,914	1.5%
5.000% due 03/01/2036 (j)	1,436,084	1,423,685	1.1%
5.000% due 02/01/2037	539,936	534,933	0.4%
5.000% due 03/01/2037	669,099	662,914	0.5%
5.000% due 04/01/2037	546,467	541,386	0.4%
5.000% due 05/01/2037	957,281	948,374	0.8%
5.000% due 05/01/2038	1,721,200	1,699,954	1.4%
5.500% due 04/01/2034	684,247	693,078	0.6%
5.500% due 05/01/2034	165,400	167,421	0.1%
5.500% due 05/01/2034 (j)	1,683,103	1,704,830	1.4%
5.500% due 09/01/2034	1,094,006	1,107,327	0.9%
5.500% due 11/01/2034	104,926	106,206	0.1%
5.500% due 11/01/2034 (j)	1,034,581	1,047,177	0.8%

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 01/01/2035	$1,237,067	$1,252,054	1.0%
5.500% due 02/01/2035	2,047,135	2,071,818	1.6%
5.500% due 02/01/2035 (g)	286,152	289,846	0.2%
5.500% due 03/01/2035	980,452	991,989	0.8%
5.500% due 04/01/2035	1,138,015	1,151,340	0.9%
5.500% due 05/01/2035	1,335,621	1,351,209	1.1%
5.500% due 06/01/2035	885,121	895,442	0.7%
5.500% due 07/01/2035	712,847	721,171	0.6%
5.500% due 08/01/2035	665,439	673,197	0.5%
5.500% due 09/01/2035	705,151	713,372	0.6%
5.500% due 10/01/2035	544,162	550,506	0.4%
5.500% due 01/01/2036	89,926	90,969	0.1%
5.500% due 01/01/2036 (j)	1,614,672	1,653,232	1.3%
5.500% due 04/01/2036	797,736	806,482	0.6%
5.500% due 11/01/2036	614,336	621,025	0.5%
5.500% due 12/01/2036	790,946	799,532	0.6%
5.500% due 01/01/2037	559,281	565,334	0.5%
5.500% due 02/01/2037	654,862	661,830	0.5%
5.500% due 03/01/2037	1,674,460	1,692,250	1.3%
5.500% due 04/01/2037	1,924,634	1,945,003	1.5%
5.500% due 05/01/2037	2,790,827	2,820,335	2.2%
5.500% due 06/01/2037	1,356,769	1,371,110	1.1%
5.500% due 07/01/2037	901,080	910,601	0.7%
5.500% due 04/01/2038	4,960,137	5,007,424	4.0%
5.500% due 05/01/2038	1,633,816	1,645,303	1.3%
6.000% due 08/01/2037	669,547	686,599	0.5%
6.000% due 09/01/2037	2,025,178	2,076,752	1.7%
6.000% due 10/01/2037	1,535,743	1,574,853	1.3%
6.000% due 11/01/2037	2,254,271	2,311,680	1.8%
6.000% due 12/01/2037	2,298,228	2,356,755	1.9%
6.000% due 01/01/2038	826,919	847,977	0.7%
0.000% - 1122.425% due 05/01/2008 - 01/25/2048 (a)(c)	17,887,853	18,158,653	14.4%
Freddie Mac
5.500% due 02/01/2037	565,529	571,843	0.5%
5.500% due 05/01/2037	594,942	601,441	0.5%
5.500% due 01/01/2038	1,340,003	1,354,623	1.1%
2.859% - 1007.500% due 04/01/2008 - 02/25/2045 (a)	5,789,514	5,903,127	4.7%
Other U.S. Government Agencies (a)(i)		839,395	0.7%

Total U.S. Government Agencies (Cost $82,637,877)		84,045,105	66.8%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $822,660) (d)(i)		824,462	0.7%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $4,422,529) (a)(i)(o)		4,224,982	3.4%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $1,686,404) (b)(i)(o)		1,623,875	1.3%
SOVEREIGN ISSUES
Total Sovereign Issues (Cost $156,452) (i)		158,518	0.1%

See Accompanying Notes	Annual Report	March 31, 2008	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	$2,484,947	2.0%
10.000% due 01/01/2017		1,518,624	722,714	0.5%
10.000% due 01/01/2013		190,000	96,360	0.1%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067	EUR	161,800	240,759	0.2%
Other Foreign Currency-Denominated Issues (i)			637,523	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303	3.3%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Nordea Bank Finland PLC
3.028% - 3.046% due 05/28/2008 - 04/09/2009		$587,500	587,321	0.5%
Other Certificates of Deposit (i)			1,829,795	1.4%

Total Certificates of Deposit			2,417,116	1.9%

COMMERCIAL PAPER
Fannie Mae
1.350% - 2.498% due 04/01/2008 - 06/04/2008		276,800	276,712	0.2%
Freddie Mac
2.272% - 2.690% due 04/03/2008 - 06/09/2008		3,200	3,191	0.0%
Other Commercial Paper (i)			2,609,728	2.1%

Total Commercial Paper			2,889,631	2.3%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)		1,500	1,500	0.0%
Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)		1,071,400	1,071,400	0.9%
Fixed Income Clearing Corp.
1.900% due 04/01/2008 (Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000% - 3.000% due 05/13/2008 - 06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)		142,851	142,851	0.1%

Total Repurchase Agreements			1,215,751	1.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.250% - 2.125% due 04/10/2008 - 08/07/2008 (e)(f)		1,351,240	1,348,093	1.1%

Total U.S. Treasury Bills			1,348,093	1.1%

Total Short-Term Instruments (Cost $7,877,364)			7,870,591	6.3%

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (m)
(Cost $412,709)	$1,474,509	1.2%

Total Investments (Cost $137,586,881)	$139,109,774	110.6%

Written Options (n) (Premiums $575,863)	(1,325,068)	(1.0%)

Other Assets and Liabilities (Net)	(12,016,751)	(9.6%)

Net Assets (h)	$125,767,955	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	The grouping contains securities with principal amounts adjusted for inflation.
(e)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $15,966 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $289,846 and cash of $113,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2008.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(k)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287

See Accompanying Notes	Annual Report	March 31, 2008	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	$(137)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(l)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%		06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%		03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%		03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%		03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%		03/20/2013	BCLY	25,000	(8)

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%		03/20/2013	DUB	$20,000	$(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%		03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%		03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%		03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%		03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%		03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%		03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%		03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%		03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%		03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%		03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%		03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%		03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	35,000	577
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA	10,000	322

See Accompanying Notes	Annual Report	March 31, 2008	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	$10,000	$589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	LEH	2,500	(15)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	300	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	CSFB	10,000	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%		03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	DUB	6,000	(778)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2009	RBS	25,000	(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%		03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	RBS	25,000	(2,392)

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	JPM	$10,000	$(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%		03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%	)	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%		03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%	)	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%	)	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%	)	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR	10,600	208
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	CSFB	10,200	84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	MLP	15,000	318
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%		03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%		03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%		03/20/2013	BNP	50,000	132

See Accompanying Notes	Annual Report	March 31, 2008	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%		03/20/2013	LEH	$50,000	$271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%		03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	BNP	10,000	(1,389)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	UBS	25,000	(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	UBS	25,000	(3,295)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	DUB	10,000	(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	DUB	25,000	(3,440)

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	DUB	$10,000	$(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%		12/20/2008	LEH	3,000	(103)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%		03/20/2009	DUB	6,900	(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%		03/20/2011	BCLY	32,500	(554)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%		12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%		03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%		03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	BEAR	10,400	117

See Accompanying Notes	Annual Report	March 31, 2008	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	$11,700	$(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	34,900	(6,356)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	15,000	(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(5,197)

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	$10,000	$(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(1,349)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	9,400	(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%	12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%	12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%	03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%	03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%	03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%	03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%	03/20/2013	BOA	25,000	(2,246)

See Accompanying Notes	Annual Report	March 31, 2008	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%		03/20/2013	CITI	$10,000	$(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%		03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%		03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	DUB	15,000	(653)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	JPM	35,000	(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%		03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%		03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	BNP	7,000	(170)

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	MSC	$25,000	$(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%		03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	17,000	(77)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	BCLY	4,440	(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	RBS	24,270	(881)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	15,000	1,078
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP	20,000	1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	BCLY	10,000	2,539

See Accompanying Notes	Annual Report	March 31, 2008	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	MSC	$10,000	$2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%		03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%		03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%		03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%		03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%		03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	BEAR	10,000	290
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	BEAR	10,000	293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA	5,000	114

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	CSFB	$10,000	$233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM	6,950	(257)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	LEH	41,200	(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	23,800	(31)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%		10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%		10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%		02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH	10,000	78

See Accompanying Notes	Annual Report	March 31, 2008	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	$14,000	$127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	MSC	9,600	452
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	BEAR	10,200	406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	MSC	3,500	(7)

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB	$300	$(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	LEH	15,000	3,878
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	MSC	5,000	331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%		03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	41,800	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	JPM	8,000	250

See Accompanying Notes	Annual Report	March 31, 2008	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	RBS	$5,100	$255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	BCLY	25,000	(1,536)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%		03/20/2009	GSC	25,000	(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%		03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%		03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%		03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%		03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%		03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%		06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%		03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%		06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%		03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%		03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%		03/20/2013	BNP	30	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	LEH	29,000	(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%		03/20/2013	DUB	10,000	(232)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%		03/20/2013	MSC	15,000	(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%		03/20/2013	RBS	10,000	326

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%		03/20/2013	DUB	$10,000	$557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%		03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%		03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%		03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	10,000	506
Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	BOA	3,200	1

							$(192,284)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)

See Accompanying Notes	Annual Report	March 31, 2008	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	$48,800	$(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$310,100	$(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)

See Accompanying Notes	Annual Report	March 31, 2008	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP	GBP	154,700	$(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		193,200	4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

(m)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

(n)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	81,299	12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473

See Accompanying Notes	Annual Report	March 31, 2008	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$2,070,900	$18,391	$138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(o)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

(p)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(3)	Market value includes $130,804 of interest payable on short sales.

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

(q)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)
Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098
Sell		82,904	07/2008	0	(3,778)	(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Total Return Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 28.3%

BANKING & FINANCE 22.7%
American Express Bank FSB
2.596% due 10/20/2009	$4,600	$4,569
6.000% due 09/13/2017	4,000	3,909
American Express Centurion Bank
3.075% due 05/07/2008	4,100	4,099
6.000% due 09/13/2017	4,000	3,890
American Express Co.
7.000% due 03/19/2018	200	210
American Express Credit Corp.
3.118% due 11/09/2009	6,600	6,462
American International Group, Inc.
2.868% due 06/16/2009	4,800	4,800
5.050% due 10/01/2015	1,000	977
Bank of America Corp.
3.155% due 11/06/2009	2,700	2,681
8.000% due 12/29/2049	26,600	26,686
Bank of America N.A.
3.089% due 02/27/2009	4,900	4,891
6.000% due 10/15/2036	1,300	1,248
6.100% due 06/15/2017	16,100	16,938
Bear Stearns Cos., Inc.
3.160% due 08/21/2009	14,800	14,005
3.551% due 01/30/2009	4,900	4,537
4.326% due 07/19/2010	5,900	5,321
Citigroup Funding, Inc.
2.599% due 04/23/2009	8,600	8,496
2.606% due 06/26/2009	3,000	2,958
2.980% due 12/08/2008	6,800	6,737
Citigroup, Inc.
2.695% due 12/26/2008	9,800	9,788
2.701% due 12/28/2009	4,800	4,701
5.300% due 10/17/2012	1,000	1,004
5.500% due 08/27/2012	2,600	2,618
5.850% due 07/02/2013	700	711
6.000% due 08/15/2017	7,900	7,809
Credit Suisse USA, Inc.
3.265% due 08/15/2010	13,987	13,620
Fifth Third Bancorp
8.250% due 03/01/2038	16,000	16,349
General Electric Capital Corp.
3.274% due 10/26/2009	17,000	16,835
3.964% due 01/20/2010	9,000	8,942
3.994% due 10/21/2010	1,500	1,487
5.875% due 01/14/2038	10,200	9,865
Goldman Sachs Group LP
4.614% due 01/20/2009	5,000	4,990
Goldman Sachs Group, Inc.
2.639% due 12/23/2008	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.689% due 12/22/2008	$5,000	$4,965
3.150% due 11/16/2009	11,400	11,262
5.625% due 01/15/2017	5,800	5,577
5.950% due 01/18/2018	7,100	7,049
6.250% due 09/01/2017	6,300	6,356
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	71,176
HSBC Finance Corp.
2.981% due 03/12/2010	9,100	8,748
3.350% due 11/16/2009	8,400	8,020
3.954% due 10/21/2009	3,000	2,897
JPMorgan Chase & Co.
2.656% due 06/26/2009	3,300	3,279
3.202% due 05/07/2010	5,800	5,721
6.000% due 01/15/2018	1,700	1,777
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,600	7,941
JPMorgan Chase Capital XX
6.550% due 09/29/2036	800	702
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,001
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	800	778
3.170% due 11/16/2009	14,700	14,034
3.232% due 05/25/2010	1,700	1,522
3.938% due 01/23/2009	6,100	5,857
5.625% due 01/24/2013	3,100	3,019
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	3,700	3,675
3.138% due 12/04/2009	4,800	4,679
3.158% due 08/14/2009	8,100	7,937
3.888% due 10/23/2008	5,000	4,983
6.400% due 08/28/2017	4,400	4,353
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,196
Metropolitan Life Global Funding I
3.110% due 05/17/2010	7,500	7,348
Morgan Stanley
2.639% due 11/21/2008	3,300	3,281
3.212% due 05/07/2009	7,400	7,279
4.348% due 01/15/2010	10,900	10,425
SLM Corp.
3.471% due 07/27/2009	2,900	2,441
State Street Capital Trust III
8.250% due 12/29/2049	3,500	3,466
State Street Capital Trust IV
3.800% due 06/15/2037	600	452
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	19,583
USB Capital IX
6.189% due 04/15/2049	700	520

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
3.301% due 10/28/2008	$6,100	$6,066
4.388% due 10/15/2011	13,600	12,601
5.625% due 10/15/2016	1,300	1,243
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	25,701
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,519

		534,661

INDUSTRIALS 4.6%
Comcast Corp.
5.875% due 02/15/2018	1,100	1,074
6.450% due 03/15/2037	1,100	1,040
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,594
Daimler Finance North America LLC
3.218% due 03/13/2009	9,800	9,681
3.298% due 03/13/2009	7,000	6,910
El Paso Corp.
6.750% due 05/15/2009	16,700	17,003
General Electric Co.
3.030% due 12/09/2008	5,500	5,503
General Mills, Inc.
4.024% due 01/22/2010	3,500	3,427
International Business Machines Corp.
5.700% due 09/14/2017	30,100	31,612
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,137
Target Corp.
5.125% due 01/15/2013	6,200	6,370
United Airlines, Inc.
6.071% due 03/01/2013	170	169
9.190% due 12/24/2013 (a)	6,341	3,261
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	20,154

		109,935

UTILITIES 1.0%
AT&T, Inc.
3.195% due 02/05/2010	2,300	2,280
4.950% due 01/15/2013	1,700	1,708
5.500% due 02/01/2018	1,700	1,668
6.300% due 01/15/2038	1,200	1,164
BellSouth Corp.
4.240% due 04/26/2021	3,300	3,302
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sprint Capital Corp.
6.125% due 11/15/2008	$1,200	$1,191
Verizon Communications, Inc.
2.748% due 04/03/2009	9,100	9,017

		23,100

Total Corporate Bonds & Notes (Cost $672,032)		667,696

MUNICIPAL BONDS & NOTES 1.2%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	11,500	11,205
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,923
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,433
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	941
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,361
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	160	193
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	891
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,055
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,851

Total Municipal Bonds & Notes (Cost $28,405)		28,853

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley (GSCI)
2.546% due 07/07/2008	6,000	5,961

Total Commodity Index-Linked Notes (Cost $6,000)		5,961

U.S. GOVERNMENT AGENCIES 80.2%
Fannie Mae
2.666% due 12/25/2036	2,108	2,025
4.500% due 06/25/2043	2,419	2,417
4.637% due 10/01/2035	5,597	5,617
4.668% due 05/25/2035	1,000	1,007

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.825% due 09/01/2034	$895	$893
4.883% due 01/01/2035	2,100	2,118
5.000% due 12/01/2016 - 05/01/2038	411,327	412,299
5.000% due 07/01/2035 - 08/01/2035 (g)	32,598	32,317
5.500% due 11/01/2013 - 04/01/2038	510,275	515,870
5.500% due 01/01/2033 - 11/01/2035 (g)	291,687	295,245
5.722% due 07/01/2044	789	786
5.922% due 09/01/2040	3,039	3,034
6.000% due 05/01/2017 - 04/01/2038	358,091	367,295
6.000% due 04/01/2036 - 03/01/2037 (g)	25,264	25,914
6.325% due 02/01/2023	68	69
6.398% due 12/01/2023	60	62
6.500% due 07/01/2013 - 06/25/2044	9,564	9,965
6.558% due 01/01/2024	28	29
6.801% due 07/01/2020	93	95
6.871% due 03/01/2024	2	2
7.000% due 04/01/2011 - 09/25/2020	45	47
7.143% due 04/01/2024	16	16
8.000% due 04/01/2015 - 10/01/2030	11	12
8.500% due 04/01/2017	1	2
9.000% due 06/01/2010 - 06/25/2018	13	14
9.250% due 07/25/2019	156	175
10.000% due 11/01/2021	5	6
11.000% due 09/01/2010	5	5
13.750% due 11/01/2011 - 10/01/2012	1	1
Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	66,154	64,009
3.048% due 02/15/2019	23,127	22,983
5.000% due 11/01/2018 - 12/01/2031	4,708	4,773
5.500% due 01/01/2018 - 04/01/2038	62,046	62,694
5.722% due 02/25/2045	520	504
6.000% due 02/01/2016 - 01/01/2038	45,520	46,770
6.335% due 02/01/2023	46	47
6.500% due 12/01/2010	16	16
7.000% due 07/15/2022	1,356	1,442
7.130% due 12/01/2022	282	288
7.364% due 07/01/2030	79	81
7.500% due 01/15/2023 - 01/01/2026	3,118	3,364

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 11/01/2025 - 06/15/2030	$1,485	$1,539
9.000% due 12/15/2020	73	78
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	7	7
10.000% due 06/01/2011 - 03/01/2021	9	11
Ginnie Mae
5.125% due 12/20/2029	771	770
5.625% due 09/20/2024 - 07/20/2030	1,448	1,460
6.000% due 01/15/2024 - 08/15/2037	2,002	2,070
6.375% due 06/20/2023 - 06/20/2027	1,978	2,024
7.500% due 09/15/2014 - 09/15/2025	23	25
8.000% due 07/15/2010 - 08/15/2024	74	81
9.000% due 09/15/2008 - 11/15/2017	27	29
9.500% due 01/20/2019 - 12/15/2021	11	13
Small Business Administration
7.449% due 08/01/2010	352	361
7.970% due 01/25/2025	114	117

Total U.S. Government Agencies (Cost $1,871,864)		1,892,895

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	1,530	1,715

Total U.S. Treasury Obligations (Cost $1,696)		1,715

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,494	2,279
Banc of America Funding Corp.
4.113% due 05/25/2035	4,106	3,902
Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	1,708	1,663
Bear Stearns Alt-A Trust
5.371% due 05/25/2035	5,757	4,988
5.706% due 09/25/2035	832	684
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	5,000	4,928
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	345	323

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$1,250	$1,215
Countrywide Alternative Loan Trust
2.779% due 05/25/2047	3,381	2,567
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,525	1,263
CS First Boston Mortgage Securities Corp.
6.556% due 06/25/2032	65	64
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	3,204	2,985
DLJ Acceptance Trust
11.000% due 08/01/2019	13	13
Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	3,680	3,316
2.679% due 01/25/2047	3,853	3,660
GSR Mortgage Loan Trust
5.250% due 11/25/2035	4,296	3,840
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	41	45
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	2,221	2,092
Indymac ARM Trust
6.395% due 01/25/2032	39	39
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	3,597
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	965	908
Morgan Stanley Capital I
2.878% due 10/15/2020	1,121	1,043
Prime Mortgage Trust
2.999% due 02/25/2019	229	216
2.999% due 02/25/2034	1,184	1,070
Structured Asset Mortgage Investments, Inc.
2.889% due 09/19/2032	684	624
Structured Asset Securities Corp.
6.039% due 02/25/2032	94	86
7.108% due 01/25/2032	82	79
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	3,274	3,105
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	3,019	2,838
WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	1,067	852
5.526% due 11/25/2042	505	480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$5,634	$5,371

Total Mortgage-Backed Securities (Cost $65,075)		60,135

ASSET-BACKED SECURITIES 4.9%
ACE Securities Corp.
2.649% due 12/25/2036	2,099	2,016
American Express Credit Account Master Trust
3.318% due 02/15/2012	2,041	1,999
Amortizing Residential Collateral Trust
2.869% due 06/25/2032	828	759
Asset-Backed Funding Certificates
2.659% due 11/25/2036	3,018	2,788
Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	1,461	1,420
Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	6,650	6,244
2.689% due 06/25/2047	2,117	2,021
3.049% due 03/25/2043	953	926
Chase Credit Card Master Trust
2.928% due 02/15/2011	6,600	6,573
Chase Issuance Trust
2.808% due 07/15/2011	7,200	7,131
Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	3,601	3,426
EMC Mortgage Loan Trust
2.969% due 05/25/2040	2,339	2,129
First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	6,554	6,210
2.649% due 11/25/2036	4,646	4,206
Fremont Home Loan Trust
2.659% due 01/25/2037	2,478	2,255
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	1,806	1,679
JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	4,177	3,941
Lehman XS Trust
2.669% due 05/25/2046	887	842
Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	107	96
MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	12,280	12,158
4.200% due 09/15/2010	16,472	16,481
Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	1,811	1,779

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley ABS Capital I
2.639% due 10/25/2036	$1,379	$1,340
Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	2,376	2,251
Option One Mortgage Loan Trust
2.639% due 02/25/2037	4,632	4,424
2.649% due 01/25/2037	2,940	2,768
Securitized Asset-Backed Receivables LLC Trust
2.659% due 12/25/2036	4,983	4,524
SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,489
Soundview Home Equity Loan Trust
2.659% due 06/25/2036	81	80
Structured Asset Securities Corp.
2.889% due 01/25/2033	237	214

Total Asset-Backed Securities (Cost $120,294)		116,169

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%
Bank of America Corp.
7.250% due 12/31/2049	13,000	13,429

Total Convertible Preferred Stocks (Cost $13,000)		13,429

PREFERRED STOCKS 0.7%
DG Funding Trust
4.946% due 12/31/2049	1,568	16,346

Total Preferred Stocks (Cost $16,522)		16,346

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

COMMERCIAL PAPER 1.6%
Fannie Mae
2.237% due 05/30/2008	$25,500	25,407
2.702% due 05/14/2008	400	399
2.759% due 04/30/2008	1,000	998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
2.620% due 05/19/2008	$4,900	$4,883
2.710% due 05/27/2008	6,000	5,975

		37,662

REPURCHASE AGREEMENTS 4.2%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	22,000	22,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $22,547. Repurchase proceeds are $22,001.)
Deutsche Bank AG
1.200% due 04/01/2008	69,900	69,900
(Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $71,321. Repurchase proceeds are $69,902.)
Fixed Income Clearing Corp.
1.900% due 04/01/2008	7,699	7,699
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $7,855. Repurchase proceeds are $7,699.)

		99,599

U.S. TREASURY BILLS 0.6%
1.210% due 05/29/2008 - 06/12/2008 (b)(d)(e)	13,850	13,778

Total Short-Term Instruments (Cost $151,079)		151,039

PURCHASED OPTIONS (j) 1.3%
(Cost $11,034)		31,561

Total Investments 126.5% (Cost $2,957,001)		$2,985,799

Written Options (k) (1.2%) (Premiums $13,867)		(28,934)

Other Assets and Liabilities (Net) (25.3%)		(597,538)

Net Assets (f) 100.0%		$2,359,327

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

(d)	Securities with an aggregate market value of $9,701 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $9,222 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $283.778 at a weighted average interest rate of 4.466%. On March 31, 2008, securities valued at $339,985 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $21,280 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	2,729	$19,150
90-Day Eurodollar December Futures	Long	12/2009	196	(6)
90-Day Eurodollar June Futures	Long	06/2008	2,589	16,539
90-Day Eurodollar June Futures	Long	06/2009	196	12
90-Day Eurodollar March Futures	Long	03/2009	1,182	5,187
90-Day Eurodollar September Futures	Long	09/2008	779	6,028
90-Day Eurodollar September Futures	Long	09/2009	847	2,677
U.S. Treasury 2-Year Note June Futures	Short	06/2008	470	(30)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,083	(1,043)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,964	5,060

				$53,574

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$1,900	$(12)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.056%	03/20/2013	LEH	2,100	19
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	2,000	2
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.200%	03/20/2013	BCLY	3,600	(383)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.890%	03/20/2013	CSFB	10,300	(368)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	13,800	(235)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	13,700	(376)
SLM Corp. 5.125% due 08/27/2012	Sell	5.150%	03/20/2009	BNP	3,800	(159)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.320%	03/20/2013	MSC	3,300	(65)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	8,200	463

						$(1,114)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Total Return Fund II  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$17,600	$994
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	8,248	(334)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,987	(77)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	2,000	(198)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,900	(170)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	500	(44)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	800	(69)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	22,200	(86)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	53,200	(139)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	112,700	663
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	12,700	116
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	19,200	202
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	4,800	8

						$614

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB	$117,300	$1,013
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	169,300	764
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	25,000	(578)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB	33,000	(210)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	77,800	(958)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA	4,000	(351)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	1,300	17
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP	5,900	(46)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC	3,900	18
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	9,200	14
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP	5,800	(313)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	6,900	(247)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	8,400	(14)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP	16,700	(40)

						$(931)

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

(j)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$206,600	$2,245	$3,453
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	176,000	849	7,272
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	211,000	747	8,718
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	64,900	258	2,682
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	516,800	4,662	6,698
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	181,800	1,963	2,250
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	310	488

							$11,034	$31,561

(k)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	1,054	$1,216	$2,240
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	256	313	304
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,059	1,548	231
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	128	105	68

				$3,182	$2,843

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$53,300	$1,303	$2,060
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,100	902	1,406
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	76,400	856	5,112
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	91,600	759	6,128
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	28,600	259	1,913
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	173,000	4,469	6,783
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	60,600	1,827	2,235
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	14,000	310	454

							$10,685	$26,091

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Total Return Fund II  (Cont.)

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2023	$17,000	$17,074	$17,162
Fannie Mae	5.000%	04/01/2038	8,000	7,910	7,919
Fannie Mae	6.000%	04/01/2038	6,000	6,028	6,147
Ginnie Mae	6.000%	04/01/2038	2,000	2,059	2,064
U.S. Treasury Notes	2.000%	02/28/2010	7,600	7,643	7,690
U.S. Treasury Notes	2.125%	01/31/2010	7,500	7,548	7,617
U.S. Treasury Notes	3.125%	11/30/2009	13,200	13,512	13,714
U.S. Treasury Notes	3.250%	12/31/2009	67,500	69,230	70,142
U.S. Treasury Notes	4.250%	08/15/2013	6,600	7,128	7,254
U.S. Treasury Notes	4.500%	05/15/2017	33,400	35,494	36,947
U.S. Treasury Notes	4.750%	08/15/2017	19,200	21,039	21,406

				$194,665	$198,062

(3)	Market value includes $1,859 of interest payable on short sales.

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments Total Return Fund III	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
Daimler Finance North America LLC
6.800% due 08/03/2012	$9,950	$8,276
Idearc, Inc.
4.700% due 11/17/2014	8,492	6,833
Sensata Technologies, Inc.
5.056% due 04/27/2013	2,970	2,584
5.058% due 04/27/2013	8	7

Total Bank Loan Obligations (Cost $20,985)		17,700

CORPORATE BONDS & NOTES 27.3%

BANKING & FINANCE 22.8%
American Express Bank FSB
2.596% due 10/20/2009	4,000	3,973
6.000% due 09/13/2017	4,000	3,909
American Express Centurion Bank
3.075% due 05/07/2008	3,600	3,599
6.000% due 09/13/2017	4,000	3,890
American Express Co.
7.000% due 03/19/2018	600	632
American Express Credit Corp.
3.118% due 11/09/2009	5,700	5,581
American General Finance Corp.
6.900% due 12/15/2017	5,300	5,192
American International Group, Inc.
2.868% due 06/16/2009	5,800	5,800
5.050% due 10/01/2015	400	391
5.850% due 01/16/2018	10,400	10,232
ANZ National International Ltd.
3.168% due 08/07/2009	4,400	4,392
Bank of America Corp.
5.375% due 09/11/2012	7,000	7,292
8.000% due 12/29/2049	41,500	41,634
Bank of America N.A.
3.089% due 02/27/2009	800	799
Bank of Ireland
2.589% due 12/19/2008	4,700	4,696
Bank of Scotland PLC
4.037% due 07/17/2009	6,500	6,499
Barclays Bank PLC
5.450% due 09/12/2012	20,400	20,923
6.050% due 12/04/2017	3,400	3,325
Bear Stearns Cos., Inc.
3.160% due 08/21/2009	6,900	6,529
3.551% due 01/30/2009	4,300	3,982
4.325% due 07/16/2009	12,600	12,175
C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	2,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Calabash Re Ltd.
11.200% due 01/08/2010	$3,400	$3,450
CIT Group, Inc.
2.729% due 12/19/2008	2,600	2,344
Citigroup Capital XXI
8.300% due 12/21/2057	4,000	3,953
Citigroup Funding, Inc.
2.599% due 04/23/2009	700	692
2.606% due 06/26/2009	2,700	2,662
Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	3,900	3,853
Citigroup, Inc.
2.695% due 12/26/2008	8,700	8,689
2.701% due 12/28/2009	400	392
3.291% due 01/30/2009	3,100	3,073
5.300% due 10/17/2012	1,100	1,104
5.500% due 08/27/2012	2,600	2,618
5.850% due 07/02/2013	700	711
6.125% due 08/25/2036	9,800	8,634
Deutsche Bank AG
6.000% due 09/01/2017	7,200	7,515
DnB NOR Bank ASA
4.447% due 10/13/2009	3,300	3,304
Export-Import Bank of China
4.875% due 07/21/2015	500	502
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	411
7.375% due 10/28/2009	2,700	2,463
General Electric Capital Corp.
3.135% due 08/15/2011	7,600	7,431
3.964% due 01/20/2010	13,200	13,115
3.994% due 10/21/2010	900	892
4.686% due 01/05/2009	10,500	10,492
4.706% due 10/06/2010	5,000	4,920
GMAC LLC
6.000% due 12/15/2011	600	449
Goldman Sachs Group, Inc.
2.639% due 12/23/2008	300	298
2.689% due 12/22/2008	10,410	10,337
3.150% due 11/16/2009	5,000	4,940
4.178% due 07/23/2009	7,900	7,833
5.950% due 01/18/2018	8,500	8,439
6.250% due 09/01/2017	6,800	6,861
HBOS PLC
5.920% due 09/29/2049	700	516
HSBC Bank USA N.A.
3.130% due 06/10/2009	4,500	4,487
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,291

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp.
3.350% due 11/16/2009	$7,770	$7,418
3.954% due 10/21/2009	2,600	2,510
HSBC Holdings PLC
6.500% due 05/02/2036	3,800	3,688
6.500% due 09/15/2037	1,500	1,427
ICICI Bank Ltd.
4.917% due 01/12/2010	5,800	5,552
JPMorgan Chase & Co.
2.656% due 06/26/2009	2,900	2,882
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	5,956
JPMorgan Chase Capital XX
6.550% due 09/29/2036	700	614
KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,275
Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	2,300	2,193
3.170% due 08/21/2009	3,950	3,784
3.170% due 11/16/2009	11,000	10,501
3.232% due 05/25/2010	100	90
3.346% due 11/10/2009	2,500	2,265
4.171% due 07/18/2011	3,000	2,668
5.625% due 01/24/2013	3,200	3,116
Longpoint Re Ltd.
8.050% due 05/08/2010	1,700	1,723
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	6,300	6,258
3.138% due 12/04/2009	4,300	4,192
3.158% due 08/14/2009	3,800	3,723
3.888% due 10/23/2008	4,400	4,385
6.050% due 08/15/2012	1,100	1,119
6.400% due 08/28/2017	4,000	3,957
Morgan Stanley
2.639% due 11/21/2008	2,900	2,883
4.348% due 01/15/2010	10,100	9,660
4.750% due 04/01/2014	110	102
6.250% due 08/28/2017	1,300	1,296
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	490
Mystic Re Ltd.
13.090% due 06/07/2011	1,100	1,136
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	528
Petroleum Export Ltd.
5.265% due 06/15/2011	433	435
Phoenix Quake Ltd.
5.148% due 07/03/2008	600	600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	$600	$600
Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	300	296
Prudential Financial, Inc.
6.625% due 12/01/2037	800	793
Prudential Holdings LLC
8.695% due 12/18/2023	265	330
Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	700	716
Resona Bank Ltd.
5.850% due 09/29/2049	800	666
Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	2,900	2,895
7.648% due 08/29/2049	3,800	3,637
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,700	3,341
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	18,800	18,750
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,341
State Street Capital Trust III
8.250% due 12/29/2049	3,400	3,367
State Street Capital Trust IV
3.800% due 06/15/2037	600	452
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	4,914
TNK-BP Finance S.A.
6.125% due 03/20/2012	700	661
UBS AG
5.875% due 12/20/2017	2,500	2,562
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	18,400	18,383
USB Capital IX
6.189% due 04/15/2049	600	446
VTB Capital S.A.
3.839% due 08/01/2008	3,500	3,465
Wachovia Bank N.A.
2.645% due 06/27/2008	3,900	3,892
Wachovia Corp.
4.388% due 10/15/2011	14,600	13,528
7.980% due 02/28/2049	33,900	33,410
Westpac Banking Corp.
3.040% due 06/06/2008	2,300	2,300
World Financial Properties
6.950% due 09/01/2013	149	145

		516,750

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 3.5%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$3,200	$3,479
CODELCO, Inc.
6.150% due 10/24/2036	400	402
Comcast Corp.
5.875% due 02/15/2018	1,000	976
6.450% due 03/15/2037	1,000	945
Daimler Finance North America LLC
3.218% due 03/13/2009	1,900	1,877
3.562% due 08/03/2009	3,900	3,841
El Paso Corp.
9.625% due 05/15/2012	1,000	1,088
Gaz Capital S.A.
6.212% due 11/22/2016	700	649
General Mills, Inc.
4.024% due 01/22/2010	3,200	3,134
HJ Heinz Co.
6.428% due 12/01/2020	700	712
International Business Machines Corp.
5.700% due 09/14/2017	28,100	29,512
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	3,006
6.875% due 02/01/2038	1,300	1,283
Nucor Corp.
5.750% due 12/01/2017	4,800	4,981
Peabody Energy Corp.
7.375% due 11/01/2016	700	728
Pemex Project Funding Master Trust
9.125% due 10/13/2010	15	17
Rohm & Haas Co.
6.000% due 09/15/2017	2,000	2,035
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,414
Time Warner, Inc.
3.300% due 11/13/2009	3,400	3,257
Transocean, Inc.
3.214% due 09/05/2008	3,900	3,881
United Airlines, Inc.
6.071% due 03/01/2013	98	96
Vale Overseas Ltd.
6.250% due 01/23/2017	700	701
6.875% due 11/21/2036	700	687
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,738

		80,439

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.0%
AT&T, Inc.
4.950% due 01/15/2013	$2,800	$2,814
5.500% due 02/01/2018	3,000	2,944
6.300% due 01/15/2038	1,900	1,844
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	150	160
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	10,322
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,142
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,461
Sprint Capital Corp.
6.125% due 11/15/2008	800	794
Virginia Electric and Power Co.
6.350% due 11/30/2037	500	513

		21,994

Total Corporate Bonds & Notes (Cost $628,740)		619,183

MUNICIPAL BONDS & NOTES 0.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	288
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	3,100	3,031
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,100
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	2,900	2,756

Total Municipal Bonds & Notes (Cost $8,623)		8,175

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley (GSCI)
2.546% due 07/07/2008	5,000	4,967

Total Commodity Index-Linked Notes (Cost $5,000)		4,967

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 71.5%
Fannie Mae
2.666% due 07/25/2037	$5,373	$4,925
4.500% due 09/01/2034	143	139
4.579% due 07/01/2035	6,215	6,257
4.668% due 05/25/2035	800	805
4.825% due 09/01/2034	700	699
4.851% due 08/01/2035	2,883	2,911
4.861% due 01/01/2035	1,183	1,192
5.000% due 10/01/2017 - 05/01/2038	263,290	262,523
5.000% due 08/01/2035 - 11/01/2036 (f)	19,105	18,936
5.063% due 07/01/2034	42	43
5.192% due 08/01/2035	5,568	5,586
5.500% due 05/01/2013 - 04/01/2038	580,403	586,998
5.500% due 04/01/2034 - 06/01/2037 (f)	219,087	221,713
5.616% due 03/01/2033	92	94
5.722% due 07/01/2044	673	670
5.862% due 02/01/2031	5	5
6.000% due 10/01/2016 - 01/01/2038	247,338	253,664
6.000% due 10/01/2036 (f)	6,779	6,953
6.500% due 01/01/2011 - 06/25/2044	30,359	31,478
7.000% due 03/01/2013 - 10/01/2031	51	54
7.500% due 05/01/2011 - 02/01/2027	222	240
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	3	3
Federal Housing Administration
7.430% due 01/25/2023	655	661
Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	60,116	58,167
3.048% due 02/15/2019	21,436	21,304
5.000% due 12/01/2017 - 09/01/2035	3,042	3,060
5.500% due 06/01/2019 - 04/01/2038	50,947	51,489
5.591% due 08/15/2032	819	815
5.722% due 02/25/2045	422	410
6.000% due 02/01/2016 - 01/01/2038	21,473	22,046
6.000% due 08/01/2026 (f)	7,572	7,801
6.500% due 05/01/2016 - 05/15/2032	30,897	32,618
6.933% due 04/01/2033	10	10
7.000% due 11/01/2011 - 07/01/2029	2,118	2,249
7.130% due 12/01/2022	45	46

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.364% due 07/01/2030	$23	$24
7.500% due 07/01/2011 - 09/01/2025	40	42
8.000% due 01/01/2012	7	7
Ginnie Mae
3.418% due 02/16/2030	136	134
5.125% due 10/20/2024 - 12/20/2026	331	330
5.625% due 09/20/2023 - 08/20/2027	362	364
5.750% due 02/20/2032	1,238	1,251
6.000% due 01/15/2029 - 06/15/2037	2,301	2,379
6.375% due 06/20/2022 - 01/20/2026	673	688
6.500% due 05/15/2032 - 06/15/2032	50	52
7.000% due 12/15/2011 - 02/20/2032	54	58
10.250% due 02/15/2017	455	508
Small Business Administration
5.130% due 09/01/2023	710	720
5.520% due 06/01/2024	5,122	5,306
7.449% due 08/01/2010	143	147

Total U.S. Government Agencies (Cost $1,598,138)		1,618,575

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (b)
3.000% due 07/15/2012	1,530	1,715

Total U.S. Treasury Obligations (Cost $1,697)		1,715

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,963	1,794
Banc of America Funding Corp.
4.113% due 05/25/2035	2,784	2,646
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	284	281
Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	1,922	1,795
5.550% due 02/25/2033	216	200
6.764% due 02/25/2033	145	137
Bear Stearns Alt-A Trust
5.371% due 05/25/2035	3,604	3,123
5.706% due 09/25/2035	1,719	1,414
Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	6,092	5,335
Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.681% due 01/26/2036	$3,921	$3,318
5.783% due 12/26/2046	2,225	1,844
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	257	240
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,015	987
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	2,440	2,441
Countrywide Alternative Loan Trust
2.779% due 05/25/2047	2,874	2,182
Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	6,151	5,963
4.800% due 11/25/2034	3,471	3,260
5.250% due 02/20/2036	1,234	1,022
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	3,417	3,183
Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	3,194	2,878
2.679% due 01/25/2047	3,518	3,342
Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	2,890	2,772
GSR Mortgage Loan Trust
5.250% due 11/25/2035	4,039	3,609
Harborview Mortgage Loan Trust
2.649% due 01/19/2038	4,093	3,856
5.137% due 07/19/2035	2,901	2,775
Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,918	1,807
Indymac ARM Trust
6.395% due 01/25/2032	19	19
Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,952	1,818
5.189% due 01/25/2036	4,401	3,306
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,600	3,500
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	732	688
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	3,122	3,083
Mellon Residential Funding Corp.
3.601% due 06/15/2030	3,161	3,008
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	1,695	1,362
MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	540	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
2.878% due 10/15/2020	$1,049	$976
Prime Mortgage Trust
2.999% due 02/25/2019	131	124
2.999% due 02/25/2034	611	553
Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	4,615	3,621
2.809% due 07/19/2035	3,628	3,013
Structured Asset Securities Corp.
5.463% due 10/25/2035	2,726	2,605
6.039% due 02/25/2032	44	40
Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,910	2,760
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,813	2,644
WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	846	676
5.526% due 11/25/2042	439	417
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	4,617	4,401

Total Mortgage-Backed Securities (Cost $115,631)		105,616

ASSET-BACKED SECURITIES 3.8%
Asset-Backed Funding Certificates
2.659% due 11/25/2036	2,012	1,858
2.659% due 01/25/2037	2,043	1,914
Asset-Backed Securities Corp. Home Equity
2.874% due 09/25/2034	778	691
Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	6,045	5,676
3.049% due 03/25/2043	412	401
Carrington Mortgage Loan Trust
2.849% due 06/25/2035	1,276	1,257
2.919% due 10/25/2035	1,395	1,199
Countrywide Asset-Backed Certificates
2.649% due 07/25/2037	9,230	8,814
2.859% due 05/25/2036	7,384	7,211
3.079% due 12/25/2031	369	330
Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	9,431	9,189
First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	4,057	3,673
Fremont Home Loan Trust
2.659% due 01/25/2037	2,210	2,011
GSAMP Trust
2.669% due 12/25/2036	3,207	3,079

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Total Return Fund III  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034		$3,594	$2,917
HSBC Asset Loan Obligation
2.659% due 12/25/2036		6,304	6,034
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		1,605	1,492
JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036		3,699	3,491
2.649% due 08/25/2036		1,193	1,153
Lehman XS Trust
2.669% due 05/25/2046		786	746
Long Beach Mortgage Loan Trust
2.879% due 10/25/2034		97	88
MBNA Master Credit Card Trust
5.900% due 08/15/2011		300	308
7.800% due 10/15/2012		200	216
Morgan Stanley ABS Capital I
2.629% due 06/25/2036		1,516	1,498
2.639% due 10/25/2036		1,175	1,141
2.649% due 11/25/2036		5,096	4,805
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		205	206
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		271	270
Option One Mortgage Loan Trust
2.649% due 01/25/2037		3,594	3,383
Residential Asset Securities Corp.
2.669% due 11/25/2036		2,421	2,307
Securitized Asset-Backed Receivables LLC Trust
2.659% due 12/25/2036		4,606	4,181
Structured Asset Securities Corp.
2.649% due 10/25/2036		3,228	3,130
Wells Fargo Home Equity Trust
2.649% due 01/25/2037		1,483	1,432

Total Asset-Backed Securities (Cost $91,127)			86,101

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		200	212
China Development Bank
5.000% due 10/15/2015		600	598

Total Sovereign Issues (Cost $794)			810

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,014

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
12.500% due 01/05/2022	BRL	2,800	$1,739
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	15,256
HBOS PLC
4.875% due 03/29/2049		7,480	9,716
KBC Bank Funding Trust II
6.875% due 06/29/2049		3,000	4,744

Total Foreign Currency-Denominated Issues (Cost $29,579)			32,469

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.8%
Bank of America Corp.
7.250% due 12/31/2049		17,000	17,561

Total Convertible Preferred Stocks (Cost $17,000)			17,561

PREFERRED STOCKS 0.7%
Centaur Funding Corp.
9.080% due 04/21/2020		125	118
DG Funding Trust
4.946% due 12/31/2049		1,065	11,103
Northern Rock PLC
8.000% due 12/31/2049		260,000	3,835

Total Preferred Stocks (Cost $17,965)			15,056

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.3%

CERTIFICATES OF DEPOSIT 1.9%
Bank of Ireland
4.298% due 01/15/2010		$11,100	10,912
Calyon Financial, Inc.
4.035% due 01/16/2009		7,900	7,895
Fortis Bank NY
2.622% due 04/28/2008		2,100	2,100
2.646% due 09/30/2008		4,500	4,494
2.649% due 06/30/2008		3,100	3,099
Nordea Bank Finland PLC
3.046% due 04/09/2009		8,100	8,095
Societe Generale NY
2.652% due 06/30/2008		3,000	2,995
Unicredito Italiano NY
3.085% due 05/29/2008		4,100	4,102

			43,692

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.7%
UBS Finance Delaware LLC
2.940% due 06/05/2008	$61,200	$60,893

REPURCHASE AGREEMENTS 3.9%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	18,000	18,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $18,447. Repurchase proceeds are $18,001.)
Deutsche Bank AG
1.200% due 04/01/2008	68,700	68,700
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $70,150. Repurchase proceeds are $68,702.)
Fixed Income Clearing Corp.
1.900% due 04/01/2008	2,578	2,578
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $2,630. Repurchase proceeds are $2,578.)

		89,278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.8%
1.220% due 05/29/2008 - 06/26/2008 (a)(c)(d)	$18,270	$18,176

Total Short-Term Instruments (Cost $212,273)		212,039

PURCHASED OPTIONS (i) 1.3%
(Cost $10,127)		28,638

Total Investments 122.2% (Cost $2,757,679)		$2,768,605

Written Options (j) (1.2%) (Premiums $12,854)		(26,436)

Other Assets and Liabilities (Net) (21.0%)		(477,322)

Net Assets (e) 100.0%		$2,264,847

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,188 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $170 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $5,628 and derivative instruments with an aggregate depreciation of ($1,204) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $207,917 at a weighted average interest rate of 4.500%. On March 31, 2008, securities valued at $245,386 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $21,625 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,064	$19,726
90-Day Eurodollar December Futures	Long	12/2009	88	(4)
90-Day Eurodollar June Futures	Long	06/2008	1,225	7,557
90-Day Eurodollar June Futures	Long	06/2009	88	4
90-Day Eurodollar March Futures	Long	03/2009	2,042	10,535
90-Day Eurodollar September Futures	Long	09/2008	121	331

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Total Return Fund III  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2009	215	$400
Euro-Bobl June Futures	Long	06/2008	44	(131)
Euro-Schatz June Futures	Short	06/2008	144	101
U.S. Treasury 2-Year Note June Futures	Short	06/2008	455	(31)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,124	(1,263)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,157	6,118
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	439	722
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	18
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,221	553
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	177	507
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	388	1,236
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	596	788

				$47,167

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	$1,900	$2
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	BCLY	8,300	(734)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.890%	03/20/2013	CSFB	9,900	(354)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	300	(50)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	1,100	(135)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	4,300	42
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	1,400	(18)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	3,300	(231)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	3,200	(205)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	4,200	(238)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	10,000	(534)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	4,200	(693)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	600	(147)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(233)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	1,300	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	800	(20)
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.050%	03/20/2013	LEH	6,200	172
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	100	(4)

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	$400	$(15)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	900	(1)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,000	(1)
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	2,000	(34)
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	1,400	(50)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	800	(48)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	400	(29)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	400	(28)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	(30)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	600	(18)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	2,400	(62)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	1,000	(25)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	900	(52)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	07/20/2011	BCLY	1,000	(8)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	900	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	4,000	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	3,000	(142)
SLM Corp. 5.125% due 08/27/2012	Sell	4.800%	03/20/2013	BOA	2,500	(292)
SLM Corp. 5.125% due 08/27/2012	Sell	4.850%	03/20/2013	CITI	2,700	(311)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	3,000	(11)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.320%	03/20/2013	MSC	3,100	(61)

						$ (4,611)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$16,900	$954
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	LEH	7,800	(271)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	1,500	(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	9,300	(69)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	1,500	(9)
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	7,751	(314)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,888	(73)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,800	(178)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,800	(161)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	500	(44)

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Total Return Fund III  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$600	$(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	700	(60)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	67,800	399
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	13,900	197
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	12,100	112
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	14,700	(57)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	40,100	(109)

						$58

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	62,300	$(237)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		3,800	23
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$110,200	1,089
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		125,100	476
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		11,100	(287)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		28,600	(182)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		45,200	(583)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		4,000	(351)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		1,300	16
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		5,700	(44)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		3,800	17
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		8,800	14
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,300	54
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,800	18
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,200	10
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		4,300	(94)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		1,400	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	24,600	43
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		6,600	(123)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		9,000	126
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	5,700	(28)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		14,000	189
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,000	78
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,900	44

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC	EUR	13,600	$(93)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		4,000	(60)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		7,200	79
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	14,300	30
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		8,600	16
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		8,100	10
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		7,500	6
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		8,600	126
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,700	15
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		16,900	138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		39,100	784
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		11,100	216
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	121
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		2,700	(28)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		2,700	(25)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		3,700	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	(5)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,000	153
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		800	63
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		1,800	175
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		3,200	197
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		5,900	436
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		2,600	(308)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		700	(89)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(61)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	270,000	132
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		510,000	250
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	19,800	16
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		8,400	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		9,200	60
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		7,000	15
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,500	(297)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		6,600	(236)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	9,400	(137)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		6,200	(85)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		2,400	(32)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		8,200	4
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		3,400	9
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		3,700	78
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		14,400	(257)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		10,100	(148)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		12,600	(14)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		$9,800	(14)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		8,100	(13)

							$1,448

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$190,400	$2,072	$3,182
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	155,000	748	6,404

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Total Return Fund III  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$191,600	$678	$7,916
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	58,900	234	2,434
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	475,100	4,284	6,158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	168,900	1,824	2,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	287	453

							$10,127	$28,638

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	1,013	$1,168	$2,153
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	246	301	292
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,016	1,485	222
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	123	101	65

				$3,055	$2,732

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$48,400	$1,186	$1,871
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	26,300	844	1,316
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	67,400	755	4,509
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	83,100	689	5,560
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,600	232	1,713
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	159,100	4,108	6,238
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	56,300	1,698	2,076
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	13,000	287	421

							$9,799	$23,704

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2008

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	6.000%	04/01/2038	$1,800	$1,808	$1,844
Ginnie Mae	6.000%	04/01/2038	2,200	2,264	2,270
U.S. Treasury Notes	2.000%	02/28/2010	7,300	7,341	7,386
U.S. Treasury Notes	2.125%	01/31/2010	7,200	7,246	7,313
U.S. Treasury Notes	2.875%	01/31/2013	31,800	32,195	32,712
U.S. Treasury Notes	3.125%	11/30/2009	13,000	13,308	13,506
U.S. Treasury Notes	3.250%	12/31/2009	64,800	66,460	67,336
U.S. Treasury Notes	4.250%	08/15/2013	6,400	6,912	7,035
U.S. Treasury Notes	4.500%	05/15/2017	32,300	34,494	35,742

				$172,028	$175,144

(3)	Market value includes $1,913 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,556	05/2008	$0	$(4)	$(4)
Buy	AUD	1,203	04/2008	7	0	7
Buy	BRL	91,881	07/2008	5,180	0	5,180
Sell		19,880	07/2008	315	0	315
Buy		34,677	12/2008	158	0	158
Sell		25,031	12/2008	303	0	303
Buy	CLP	177,894	07/2008	48	0	48
Buy		234,969	12/2008	45	0	45
Sell	EUR	21,825	04/2008	0	(420)	(420)
Sell	GBP	21,489	04/2008	14	(94)	(80)
Buy	IDR	12,789,000	05/2008	0	(69)	(69)
Buy	INR	453,002	05/2008	468	0	468
Sell		453,002	05/2008	0	(267)	(267)
Buy		95,167	08/2008	0	(44)	(44)
Sell	JPY	47,770	04/2008	2	0	2
Buy		659,508	05/2008	87	(71)	16
Sell		1,132,046	05/2008	89	0	89
Buy	KRW	4,911,385	05/2008	0	(345)	(345)
Buy		9,273,134	08/2008	0	(521)	(521)
Buy	KWD	117	05/2008	14	0	14
Buy	MXN	126,658	07/2008	302	0	302
Sell		77,681	07/2008	0	(102)	(102)
Buy	MYR	17,009	05/2008	239	0	239
Buy	PHP	200,198	05/2008	407	0	407
Buy	PLN	22,550	07/2008	1,802	0	1,802
Sell		22,550	07/2008	0	(1,028)	(1,028)
Buy	RUB	265,080	07/2008	652	0	652
Sell		260,903	07/2008	0	(520)	(520)
Buy		114,396	11/2008	152	0	152
Sell		2,990	11/2008	0	(6)	(6)
Buy	SAR	1,594	05/2008	0	(3)	(3)
Buy	SEK	11,210	06/2008	68	0	68
Buy	SGD	14,576	05/2008	843	0	843
Buy		9,651	11/2008	188	0	188
Buy	ZAR	3,566	07/2008	0	(75)	(75)

				$11,383	$(3,569)	$7,814

See Accompanying Notes	Annual Report	March 31, 2008	63

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

64	PIMCO Funds	Total Return Funds

March 31, 2008

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When

Annual Report	March 31, 2008	65

Notes to Financial Statements  (Cont.)

delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

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(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future,

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Notes to Financial Statements  (Cont.)

swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may

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Notes to Financial Statements  (Cont.)

take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the

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March 31, 2008

swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, the Total Return Fund had $9,671,989 in unfunded loan commitments outstanding.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index.

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Notes to Financial Statements  (Cont.)

The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

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March 31, 2008

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2008	73

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administrative Fee
Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $4,844,124 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable

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Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$373,035	$0

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Notes to Financial Statements  (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$275,995,831	$236,570,270	$27,546,599	$11,196,396
Total Return Fund II	7,096,981	6,307,047	462,526	125,830
Total Return Fund III	7,979,001	7,446,561	464,622	154,919

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	493,185	35,998,600		0		0	863,120
Closing Buys	(246,925)	(45,808,600)		0		0	(607,997)
Expirations	(165,587)	(7,815,400)		(371,300)		(3,461,000)	(205,137)
Exercised	(12,462)	(996,000)		0		0	(8,250)
Balance at 03/31/2008	131,768	$22,801,100	GBP	0	EUR	0	$575,863

76	PIMCO Funds	Total Return Funds

March 31, 2008

	Total Return Fund II
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	1,111	$722,900	$8,294
Sales	9,344	811,900	19,638
Closing Buys	(2,158)	(863,800)	(10,362)
Expirations	(3,021)	(135,400)	(2,410)
Exercised	(2,779)	(10,000)	(1,293)
Balance at 03/31/2008	2,497	$525,600	$13,867

	Total Return Fund III
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	1,037	$639,900	GBP	6,500	EUR	60,000	$8,225
Sales	8,773	742,200		0		0	18,194
Closing Buys	(3,084)	(852,300)		0		0	(10,427)
Expirations	(1,653)	(41,600)		(6,500)		(60,000)	(1,909)
Exercised	(2,675)	(9,000)		0		0	(1,229)
Balance at 03/31/2008	2,398	$479,200	GBP	0	EUR	0	$12,854

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,220,980	$23,592,253	1,527,227	$15,837,703
Administrative Class	957,684	10,121,711	524,726	5,439,396
Other Classes	816,265	8,694,770	646,323	6,697,035

Issued as reinvestment of distributions
Institutional Class	337,852	3,572,546	265,924	2,760,662
Administrative Class	100,630	1,063,456	81,295	843,956
Other Classes	77,967	824,381	63,108	655,256

Cost of shares redeemed
Institutional Class	(1,507,212)	(15,891,558)	(1,241,856)	(12,852,561)
Administrative Class	(735,321)	(7,759,923)	(452,850)	(4,688,488)
Other Classes	(660,831)	(6,910,108)	(556,415)	(5,761,880)
Net increase resulting from Fund share transactions	1,608,014	$17,307,528	857,482	$8,931,079

Annual Report	March 31, 2008	77

Notes to Financial Statements  (Cont.)

	Total Return Fund II
	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	50,481	$506,013	43,408	$426,897
Administrative Class	2,052	20,682	1,857	18,278
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	9,511	95,330	9,524	93,813
Administrative Class	411	4,115	475	4,676
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(49,523)	(493,489)	(51,578)	(506,421)
Administrative Class	(3,564)	(36,160)	(4,274)	(42,197)
Other Classes	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	9,368	$96,491	(588)	$(4,954)

	Total Return Fund III
	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	46,460	$434,478	54,462	$498,363
Administrative Class	1,378	12,923	498	4,565
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	11,403	106,542	8,873	81,474
Administrative Class	98	922	74	677
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(40,460)	(376,983)	(50,112)	(458,637)
Administrative Class	(487)	(4,496)	(788)	(7,258)
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	18,392	$173,386	13,007	$119,184

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been

78	PIMCO Funds	Total Return Funds

March 31, 2008

transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Annual Report	March 31, 2008	79

Notes to Financial Statements  (Cont.)

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Total Return Fund incurred $12,272,958 in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post- October Deferral
Total Return Fund	$2,260,499	$1,253,707	$909,373	$(264,013)	$0	$0
Total Return Fund II	16,141	39,362	10,245	(886)	0	0
Total Return Fund III	59,682	9,451	(2,206)	(3,810)	0	0
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

80	PIMCO Funds	Total Return Funds

March 31, 2008

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
Total Return Fund	$137,602,926	$2,939,611	$(1,432,763)	$1,506,848
Total Return Fund II	2,957,008	54,392	(25,601)	28,791
Total Return Fund III	2,757,805	50,168	(39,368)	10,800
(3)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital (5)
Total Return Fund	$6,176,988	$0	$0	$4,900,192	$0	$0
Total Return Fund II	109,903	0	0	103,079	0	2,374
Total Return Fund III	117,253	0	0	91,162	0	0
(4)	Includes short-term capital gains, if any, distributed.
(5)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2008	81

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BOA	Bank of America	LEH	Lehman Brothers, Inc.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BEAR	Bear Stearns & Co., Inc.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	NAB	National Australia Bank Limited
CITI	Citibank N.A.	RBC	Royal Bank of Canada
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	SOG	Societe Generale
DUB	Deutsche Bank AG	UBS	UBS Warburg LLC
GSC	Goldman Sachs & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	British Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguay Peso
KRW	South Korean Won	ZAR	South African Rand
KZT	Kazakhstan Tenge

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

82	PIMCO Funds	Total Return Funds

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	83

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedule of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, and Total Return Fund III, three of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

84	PIMCO Funds	Total Return Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Total Return Fund	0.00%	0.00%	$4,021,459	$0
Total Return Fund II	0.81%	1.28%	99,048	0
Total Return Fund III	0.53%	1.39%	74,354	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	85

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.
J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

86	PIMCO Funds	Total Return Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.
David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.
Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.
William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.
Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.
J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.
Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.
Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.
Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	87

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

88	PIMCO Funds	Total Return Funds

Other Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25062-03

PIMCO Funds Annual Report

MARCH 31, 2008

PIMCO Total Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Fund covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC], which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at (866) 746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO Total Return Fund	Class A:	PTTAX
	Class B:	PTTBX
	Class C:	PTTCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

•	A curve steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two-and 30-year yields.

•	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

•	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

•	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

•	Substituting real return bonds for nominal U.S. Treasuries benefited performance as U.S. Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Allocation Breakdown‡

U.S. Government Agencies±	60.4%
Corporate Bonds & Notes	23.1%
Short-Term Instruments	5.7%
Mortgage-Backed Securities	3.0%
Foreign Currency-Denominated Issues	3.0%
Other	4.8%

‡	% of Total Investments as of 03/31/2008
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class A	10.29%	5.07%	6.41%	7.92%
PIMCO Total Return Fund Class A (adjusted)	6.16%	4.27%	6.00%	7.68%
PIMCO Total Return Fund Class B	9.48%	4.29%	5.85%	7.65%
PIMCO Total Return Fund Class B (adjusted)	5.98%	4.21%	5.85%	7.65%
PIMCO Total Return Fund Class C (adjusted)	8.47%	4.29%	5.61%	7.13%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	7.53%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.83%

All Fund returns are net of fees and expenses.

*The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares, and 1.65% for Class B shares and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,071.21	$1,067.26	$1,067.24	$1,020.00	$1,016.25	$1,016.25
Expenses Paid During Period†	$5.18	$9.04	$9.04	$5.05	$8.82	$8.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $912,672) (i)		$807,535	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Deutsche Bank AG
6.000% due 09/01/2017	$361,100	376,894	0.3%
General Electric Capital Corp.
2.619% - 8.310% due 05/19/2008 - 11/15/2067	2,458,324	2,423,392	1.9%
Goldman Sachs Group, Inc.
2.639% - 7.350% due 07/29/2008 - 10/01/2037	2,018,459	1,989,910	1.6%
Morgan Stanley
3.206% - 6.750% due 04/01/2008 - 08/09/2026	1,053,740	1,043,936	0.9%
Other Banking & Finance (b)(i)(o)		19,024,788	15.1%

Total Banking & Finance		24,858,920	19.8%

INDUSTRIALS
Total Industrials (i)(o)		5,052,853	4.0%
UTILITIES
Total Utilities (i)(o)		2,166,776	1.7%

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549	25.5%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $1,592,391) (b)(i)(o)		1,524,285	1.2%
COMMODITY INDEX-LINKED NOTES
Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060	0.2%

Total Commodity Index-Linked Notes (Cost $297,000)		295,060	0.2%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	897,304	889,558	0.7%
5.000% due 10/01/2035	6,958	6,898	0.0%
5.000% due 10/01/2035 (j)	1,452,271	1,439,733	1.1%
5.000% due 02/01/2036	703,720	697,645	0.6%
5.000% due 03/01/2036	1,853,922	1,837,914	1.5%
5.000% due 03/01/2036 (j)	1,436,084	1,423,685	1.1%
5.000% due 02/01/2037	539,936	534,933	0.4%
5.000% due 03/01/2037	669,099	662,914	0.5%
5.000% due 04/01/2037	546,467	541,386	0.4%
5.000% due 05/01/2037	957,281	948,374	0.8%
5.000% due 05/01/2038	1,721,200	1,699,954	1.4%
5.500% due 04/01/2034	684,247	693,078	0.6%
5.500% due 05/01/2034	165,400	167,421	0.1%
5.500% due 05/01/2034 (j)	1,683,103	1,704,830	1.4%
5.500% due 09/01/2034	1,094,006	1,107,327	0.9%
5.500% due 11/01/2034	104,926	106,206	0.1%
5.500% due 11/01/2034 (j)	1,034,581	1,047,177	0.8%
5.500% due 01/01/2035	1,237,067	1,252,054	1.0%

8	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2035		$2,047,135	$2,071,818	1.6%
5.500% due 02/01/2035 (g)		286,152	289,846	0.2%
5.500% due 03/01/2035		980,452	991,989	0.8%
5.500% due 04/01/2035		1,138,015	1,151,340	0.9%
5.500% due 05/01/2035		1,335,621	1,351,209	1.1%
5.500% due 06/01/2035		885,121	895,442	0.7%
5.500% due 07/01/2035		712,847	721,171	0.6%
5.500% due 08/01/2035		665,439	673,197	0.5%
5.500% due 09/01/2035		705,151	713,372	0.6%
5.500% due 10/01/2035		544,162	550,506	0.4%
5.500% due 01/01/2036		89,926	90,969	0.1%
5.500% due 01/01/2036 (j)		1,614,672	1,653,232	1.3%
5.500% due 04/01/2036		797,736	806,482	0.6%
5.500% due 11/01/2036		614,336	621,025	0.5%
5.500% due 12/01/2036		790,946	799,532	0.6%
5.500% due 01/01/2037		559,281	565,334	0.5%
5.500% due 02/01/2037		654,862	661,830	0.5%
5.500% due 03/01/2037		1,674,460	1,692,250	1.3%
5.500% due 04/01/2037		1,924,634	1,945,003	1.5%
5.500% due 05/01/2037		2,790,827	2,820,335	2.2%
5.500% due 06/01/2037		1,356,769	1,371,110	1.1%
5.500% due 07/01/2037		901,080	910,601	0.7%
5.500% due 04/01/2038		4,960,137	5,007,424	4.0%
5.500% due 05/01/2038		1,633,816	1,645,303	1.3%
6.000% due 08/01/2037		669,547	686,599	0.5%
6.000% due 09/01/2037		2,025,178	2,076,752	1.7%
6.000% due 10/01/2037		1,535,743	1,574,853	1.3%
6.000% due 11/01/2037		2,254,271	2,311,680	1.8%
6.000% due 12/01/2037		2,298,228	2,356,755	1.9%
6.000% due 01/01/2038		826,919	847,977	0.7%
0.000% - 1122.425% due 05/01/2008 - 01/25/2048 (a)(c)		17,887,853	18,158,653	14.4%
Freddie Mac
5.500% due 02/01/2037		565,529	571,843	0.5%
5.500% due 05/01/2037		594,942	601,441	0.5%
5.500% due 01/01/2038		1,340,003	1,354,623	1.1%
2.859% - 1007.500% due 04/01/2008 - 02/25/2045 (a)		5,789,514	5,903,127	4.7%
Other U.S. Government Agencies (a)(i)			839,395	0.7%

Total U.S. Government Agencies (Cost $82,637,877)			84,045,105	66.8%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $822,660) (d)(i)			824,462	0.7%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $4,422,529) (a)(i)(o)			4,224,982	3.4%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $1,686,404) (b)(i)(o)			1,623,875	1.3%
SOVEREIGN ISSUES
Total Sovereign Issues (Cost $156,452) (i)			158,518	0.1%
FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,484,947	2.0%

See Accompanying Notes	Annual Report	March 31, 2008	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
10.000% due 01/01/2017	BRL	1,518,624	$722,714	0.5%
10.000% due 01/01/2013		190,000	96,360	0.1%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067	EUR	161,800	240,759	0.2%
Other Foreign Currency-Denominated Issues (i)			637,523	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303	3.3%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Nordea Bank Finland PLC
3.028% - 3.046% due 05/28/2008 - 04/09/2009		$587,500	587,321	0.5%
Other Certificates of Deposit (i)			1,829,795	1.4%

Total Certificates of Deposit			2,417,116	1.9%

COMMERCIAL PAPER
Fannie Mae
1.350% - 2.498% due 04/01/2008 - 06/04/2008		276,800	276,712	0.2%
Freddie Mac
2.272% - 2.690% due 04/03/2008 - 06/09/2008		3,200	3,191	0.0%
Other Commercial Paper (i)			2,609,728	2.1%

Total Commercial Paper			2,889,631	2.3%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)		1,500	1,500	0.0%
Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)		1,071,400	1,071,400	0.9%
Fixed Income Clearing Corp.
1.900% due 04/01/2008 (Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000% - 3.000% due 05/13/2008 - 06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)		142,851	142,851	0.1%

Total Repurchase Agreements			1,215,751	1.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.250% - 2.125% due 04/10/2008 - 08/07/2008 (e)(f)		1,351,240	1,348,093	1.1%

Total U.S. Treasury Bills			1,348,093	1.1%

Total Short-Term Instruments (Cost $7,877,364)			7,870,591	6.3%

10	PIMCO Funds	See Accompanying Notes

March 31, 2008

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (m)
(Cost $412,709)	$1,474,509	1.2%

Total Investments (Cost $137,586,881)	$139,109,774	110.6%

Written Options (n) (Premiums $575,863)	(1,325,068)	(1.0%)

Other Assets and Liabilities (Net)	(12,016,751)	(9.6%)

Net Assets (h)	$125,767,955	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	The grouping contains securities with principal amounts adjusted for inflation.
(e)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $15,966 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $289,846 and cash of $113,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2008.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(k)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	(137)

See Accompanying Notes	Annual Report	March 31, 2008	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	$46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(l)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%		06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%		03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%		03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%		03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%		03/20/2013	BCLY	25,000	(8)

12	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%		03/20/2013	DUB	$20,000	$(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%		03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%		03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%		03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%		03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%		03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%		03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%		03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%		03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%		03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%		03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%		03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%		03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	35,000	577

See Accompanying Notes	Annual Report	March 31, 2008	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA	$10,000	$322
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	10,000	589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	LEH	2,500	(15)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	300	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	CSFB	10,000	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%		03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	DUB	6,000	(778)

14	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2009	RBS	$25,000	$(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%		03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	RBS	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	JPM	10,000	(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%		03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%	)	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%		03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%	)	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%	)	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%	)	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR	10,600	208

See Accompanying Notes	Annual Report	March 31, 2008	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	CSFB	$10,200	$84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	MLP	15,000	318
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%		03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%		03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%		03/20/2013	BNP	50,000	132
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%		03/20/2013	LEH	50,000	271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%		03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	BNP	10,000	(1,389)

16	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	UBS	$25,000	$(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	UBS	25,000	(3,295)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	DUB	10,000	(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	DUB	25,000	(3,440)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	DUB	10,000	(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	3,000	(103)

See Accompanying Notes	Annual Report	March 31, 2008	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%		03/20/2009	DUB	$6,900	$(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%		03/20/2011	BCLY	32,500	(554)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%		12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%		03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%		03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	BEAR	10,400	117
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%		09/20/2008	BEAR	11,700	(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%		12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%		12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	UBS	34,900	(6,356)

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	$15,000	$(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(5,197)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	10,000	(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(1,349)

See Accompanying Notes	Annual Report	March 31, 2008	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%		12/20/2012	MLP	$9,400	$(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%		12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%		12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%		03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%		03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%		03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%		03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%		03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%		03/20/2013	BOA	25,000	(2,246)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%		03/20/2013	CITI	10,000	(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%		03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%		03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	DUB	15,000	(653)

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	JPM	$35,000	$(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%		03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%		03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	BNP	7,000	(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	MSC	25,000	(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%		03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	17,000	(77)

See Accompanying Notes	Annual Report	March 31, 2008	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	BCLY	$4,440	$(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	RBS	24,270	(881)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	15,000	1,078
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP	20,000	1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	BCLY	10,000	2,539
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	MSC	10,000	2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%		03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%		03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%		03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%		03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%		03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	BEAR	10,000	290

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	BEAR	$10,000	$293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA	5,000	114
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	CSFB	10,000	233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM	6,950	(257)

See Accompanying Notes	Annual Report	March 31, 2008	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	LEH	$41,200	$(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	23,800	(31)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%		10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%		10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%		02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH	10,000	78
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	14,000	127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	MSC	9,600	452

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	BEAR	$10,200	$406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	MSC	3,500	(7)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB	300	(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	LEH	15,000	3,878

See Accompanying Notes	Annual Report	March 31, 2008	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	MSC	$5,000	$331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%		03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	41,800	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	JPM	8,000	250
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	RBS	5,100	255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	BCLY	25,000	(1,536)

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%		03/20/2009	GSC	$25,000	$(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%		03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%		03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%		03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%		03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%		03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%		06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%		03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%		06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%		03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%		03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%		03/20/2013	BNP	30	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	LEH	29,000	(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%		03/20/2013	DUB	10,000	(232)

See Accompanying Notes	Annual Report	March 31, 2008	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%		03/20/2013	MSC	$15,000	$(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%		03/20/2013	RBS	10,000	326
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%		03/20/2013	DUB	10,000	557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%		03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%		03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%		03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	10,000	506
Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	BOA	3,200	1

							$(192,284)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		310,100	(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	100,500	$894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554

See Accompanying Notes	Annual Report	March 31, 2008	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP	BRL	193,200	$4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

(m)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

(n)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	$81,299	$12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(o)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

See Accompanying Notes	Annual Report	March 31, 2008	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

(p)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(3)	Market value includes $130,804 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)
Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		82,904	07/2008	$0	$(3,778)	$(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

See Accompanying Notes	Annual Report	March 31, 2008	35

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class A
03/31/2008	$10.43	$0.49	$0.55	$1.04	$(0.49)	$(0.07)
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
Class B
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
Class C
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)

(a)	Per share amounts based on average number of shares outstanding during the year.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.56)	$10.91	10.29%	$13,154,435	0.96%	0.90%	4.68%	226%
0.00	(0.49)	10.43	5.83	11,824,650	0.90	0.90	4.35	257
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90	0.90	3.61	325
0.00	(0.55)	10.57	1.60	9,059,096	0.90	0.90	1.94	470
0.00	(0.45)	10.94	5.70	8,777,466	0.90	0.90	2.23	273

0.00	(0.48)	10.91	9.48	1,127,848	1.70	1.65	3.95	226
0.00	(0.41)	10.43	5.04	1,304,268	1.65	1.65	3.60	257
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65	1.65	2.83	325
0.00	(0.46)	10.57	0.84	1,963,136	1.65	1.65	1.18	470
0.00	(0.37)	10.94	4.91	2,422,998	1.65	1.65	1.50	273

0.00	(0.48)	10.91	9.47	2,884,366	1.71	1.65	3.93	226
0.00	(0.41)	10.43	5.05	2,456,435	1.65	1.65	3.61	257
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65	1.65	2.85	325
0.00	(0.46)	10.57	0.84	2,548,509	1.65	1.65	1.18	470
0.00	(0.37)	10.94	4.91	3,011,932	1.65	1.65	1.50	273

Annual Report	March 31, 2008	37

Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$137,894,023
Repurchase agreements, at value	1,215,751
Cash	11,199
Deposits with counterparty	1,097,271
Foreign currency, at value	286,901
Receivable for investments sold	18,683,719
Receivable for investments sold on a delayed-delivery basis	137,324
Receivable for Fund shares sold	654,739
Interest and dividends receivable	845,322
Variation margin receivable	132,015
Swap premiums paid	604,231
Unrealized appreciation on foreign currency contracts	317,456
Unrealized appreciation on swap agreements	600,178
Other assets	0
162,480,129
Liabilities:
Payable for the reverse repurchase agreements	$4,986,163
Payable for investments purchased	15,606,111
Payable for investments purchased on a delayed-delivery basis	693,647
Payable for short sales	12,368,546
Payable for Fund shares redeemed	352,736
Dividends payable	51,774
Written options outstanding	1,325,068
Accrued investment advisory fee	24,443
Accrued administrative fee	20,925
Accrued distribution fee	7,106
Accrued servicing fee	4,507
Variation margin payable	15,856
Swap premiums received	529,128
Unrealized depreciation on foreign currency contracts	75,504
Unrealized depreciation on swap agreements	650,592
Other liabilities	68
36,712,174
Net Assets	$125,767,955
Net Assets Consist of:
Paid in capital	$121,608,389
(Overdistributed) net investment income	248,776
Accumulated undistributed net realized gain	433,757
Net unrealized appreciation	3,477,033
$125,767,955
Net Assets:
Class A	$13,154,435
Class B	1,127,848
Class C	2,884,366
Other Classes	108,601,306
Shares Issued and Outstanding:
Class A	1,205,399
Class B	103,350
Class C	264,307
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.91
Class B	10.91
Class C	10.91
Cost of Investments Owned	$136,371,130
Cost of Repurchase Agreements Owned	$1,215,751
Cost of Foreign Currency Held	$289,318
Proceeds Received on Short Sales	$12,167,223
Premiums Received on Written Options	$575,863
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2008 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$6,170,153
Dividends	16
Miscellaneous income	3,495
Total Income	6,173,664

Expenses:
Investment advisory fees	272,680
Administrative fees	233,419
Distribution fees - Class B	8,786
Distribution fees - Class C	18,483
Servicing fees - Class A	28,695
Servicing fees - Class B	2,929
Servicing fees - Class C	6,161
Distribution and/or servicing fees - Other Classes	68,299
Trustees’ fees	338
Interest expense	63,413
Miscellaneous expense	133
Total Expenses	703,336

Net Investment Income	5,470,328

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,413,070
Net realized (loss) on futures contracts, written options and swaps	(439,486)
Net realized gain on foreign currency transactions	482,160
Net change in unrealized appreciation on investments	1,352,125
Net change in unrealized appreciation on futures contracts, written options and swaps	1,715,588
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	187,775
Net Gain	5,711,232

Net Increase in Net Assets Resulting from Operations	$11,181,560

* Foreign tax withholdings	$132

See Accompanying Notes	Annual Report	March 31, 2008	39

Statements of Changes in Net Assets

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$5,470,328	$4,528,735
Net realized gain (loss)	2,455,744	(423,667)
Net change in unrealized appreciation	3,255,488	1,780,254
Net increase resulting from operations	11,181,560	5,885,322

Distributions to Shareholders:
From net investment income
Class A	(538,338)	(487,955)
Class B	(46,349)	(51,917)
Class C	(97,102)	(88,201)
Other Classes	(4,782,594)	(3,911,441)
From net realized capital gains
Class A	(73,507)	(42,252)
Class B	(7,204)	(5,010)
Class C	(15,658)	(8,919)
Other Classes	(616,236)	(304,497)
Tax basis return of capital
Class A	0	0
Class B	0	0
Class C	0	0
Other Classes	0	0

Total Distributions	(6,176,988)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class A	5,006,053	4,395,522
Class B	111,234	110,284
Class C	819,657	567,684
Other Classes	36,471,790	22,900,644
Issued as reinvestment of distributions
Class A	476,204	379,922
Class B	36,590	38,391
Class C	70,330	60,703
Other Classes	4,877,259	3,780,858
Cost of shares redeemed
Class A	(4,632,810)	(3,493,203)
Class B	(373,915)	(462,579)
Class C	(570,871)	(654,687)
Other Classes	(24,983,993)	(18,692,460)
Net increase resulting from Fund share transactions	17,307,528	8,931,079

Fund Redemption Fee	616	1,037

Total Increase in Net Assets	22,312,716	9,917,246

Net Assets:
Beginning of year	103,455,239	93,537,993
End of year*	$125,767,955	$103,455,239

* Including (overdistributed) net investment income of:	$248,776	$(188,079)

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The

42	PIMCO Funds

March 31, 2008

Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of

44	PIMCO Funds

March 31, 2008

Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(m) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

(q) Swap Agreements  The Fund may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional

46	PIMCO Funds

March 31, 2008

amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities.

Annual Report	March 31, 2008	47

Notes to Financial Statements  (Cont.)

These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, the Total Return Fund had $9,671,989 in unfunded loan commitments outstanding.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

48	PIMCO Funds

March 31, 2008

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement in the Fund’s semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

Annual Report	March 31, 2008	49

Notes to Financial Statements  (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

50	PIMCO Funds

March 31, 2008

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $4,844,124 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statement of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common

Annual Report	March 31, 2008	51

Notes to Financial Statements  (Cont.)

investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$373,035	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$275,995,831	$236,570,270	$27,546,599	$11,196,396

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	493,185	35,998,600		0		0	863,120
Closing Buys	(246,925)	(45,808,600)		0		0	(607,997)
Expirations	(165,587)	(7,815,400)		(371,300)		(3,461,000)	(205,137)
Exercised	(12,462)	(996,000)		0		0	(8,250)
Balance at 03/31/2008	131,768	$22,801,100	GBP	0	EUR	0	$575,863

52	PIMCO Funds

March 31, 2008

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	471,172	$5,006,053	424,371	$4,395,522
Class B	10,439	111,234	10,642	110,284
Class C	76,566	819,657	54,741	567,684
Other Classes	3,436,752	36,471,790	2,208,522	22,900,644
Issued as reinvestment of distributions
Class A	45,044	476,204	36,588	379,922
Class B	3,468	36,590	3,699	38,391
Class C	6,654	70,330	5,847	60,703
Other Classes	461,283	4,877,259	364,193	3,780,858
Cost of shares redeemed
Class A	(444,270)	(4,632,810)	(337,320)	(3,493,203)
Class B	(35,576)	(373,915)	(44,676)	(462,579)
Class C	(54,373)	(570,871)	(63,213)	(654,687)
Other Classes	(2,369,145)	(24,983,993)	(1,805,912)	(18,692,460)
Net increase resulting from Fund share transactions	1,608,014	$17,307,528	857,482	$8,931,079

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Annual Report	March 31, 2008	53

Notes to Financial Statements  (Cont.)

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

54	PIMCO Funds

March 31, 2008

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund is subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Total Return Fund incurred $12,272,958 in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral
$2,260,499	$1,253,707	$909,373	$(264,013)	$0	$0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
$137,602,926	$2,939,611	$(1,432,763)	$1,506,848

(3)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2008			March 31, 2007
Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital
$6,176,988	$0	$0	$4,900,192	$0	$0

(4)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2008	55

GLOSSARY: (abbreviations that may be used in the preceding statements

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BOA	Bank of America	LEH	Lehman Brothers, Inc.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BEAR	Bear Stearns & Co., Inc.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	NAB	National Australia Bank Limited
CITI	Citibank N.A.	RBC	Royal Bank of Canada
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	SOG	Societe Generale
DUB	Deutsche Bank AG	UBS	UBS Warburg LLC
GSC	Goldman Sachs & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	British Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguay Peso
KRW	South Korean Won	ZAR	South African Rand
KZT	Kazakhstan Tenge

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

56	PIMCO Funds

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	57

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

58	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$4,021,459	$0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	59

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.
J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

60	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	61

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

62	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC,

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC,

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank & Trust Company,

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.,

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP,

1775 I Street, N.W.

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP,

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053AR_21172

PIMCO Funds

Annual Report

MARCH 31, 2008

PIMCO Total Return Fund

Share Class

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Fund covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. If the Fund invests in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes. This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO Total Return Fund

	Class D:	PTTDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

•	A curve steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two- and 30-year yields.

•	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

•	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

•	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

•	Substituting real return bonds for nominal U.S. Treasuries benefited performance as U.S. Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Allocation Breakdown‡

U.S. Government Agencies±	60.4%
Corporate Bonds & Notes	23.1%
Short-Term Instruments	5.7%
Mortgage-Backed Securities	3.0%
Foreign Currency-Denominated Issues	3.0%
Other	4.8%

‡	% of Total Investments as of 03/31/2008
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class D	10.45%	5.23%	6.57%	8.08%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	7.53%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.83%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,071.95	$1,020.75
Expenses Paid During Period†	$4.40	$4.29

† Expenses are equal to the net annualized expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $912,672) (i)		$807,535	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Deutsche Bank AG
6.000% due 09/01/2017	$361,100	376,894	0.3%
General Electric Capital Corp.
2.619% - 8.310% due 05/19/2008 - 11/15/2067	2,458,324	2,423,392	1.9%
Goldman Sachs Group, Inc.
2.639% - 7.350% due 07/29/2008 - 10/01/2037	2,018,459	1,989,910	1.6%
Morgan Stanley
3.206% - 6.750% due 04/01/2008 - 08/09/2026	1,053,740	1,043,936	0.9%
Other Banking & Finance (b)(i)(o)		19,024,788	15.1%

Total Banking & Finance		24,858,920	19.8%

INDUSTRIALS
Total Industrials (i)(o)		5,052,853	4.0%
UTILITIES
Total Utilities (i)(o)		2,166,776	1.7%

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549	25.5%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $1,592,391) (b)(i)(o)		1,524,285	1.2%
COMMODITY INDEX-LINKED NOTES
Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060	0.2%

Total Commodity Index-Linked Notes (Cost $297,000)		295,060	0.2%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	897,304	889,558	0.7%
5.000% due 10/01/2035	6,958	6,898	0.0%
5.000% due 10/01/2035 (j)	1,452,271	1,439,733	1.1%
5.000% due 02/01/2036	703,720	697,645	0.6%
5.000% due 03/01/2036	1,853,922	1,837,914	1.5%
5.000% due 03/01/2036 (j)	1,436,084	1,423,685	1.1%
5.000% due 02/01/2037	539,936	534,933	0.4%
5.000% due 03/01/2037	669,099	662,914	0.5%
5.000% due 04/01/2037	546,467	541,386	0.4%
5.000% due 05/01/2037	957,281	948,374	0.8%
5.000% due 05/01/2038	1,721,200	1,699,954	1.4%
5.500% due 04/01/2034	684,247	693,078	0.6%
5.500% due 05/01/2034	165,400	167,421	0.1%
5.500% due 05/01/2034 (j)	1,683,103	1,704,830	1.4%
5.500% due 09/01/2034	1,094,006	1,107,327	0.9%
5.500% due 11/01/2034	104,926	106,206	0.1%
5.500% due 11/01/2034 (j)	1,034,581	1,047,177	0.8%
5.500% due 01/01/2035	1,237,067	1,252,054	1.0%

8	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2035		$2,047,135	$2,071,818	1.6%
5.500% due 02/01/2035 (g)		286,152	289,846	0.2%
5.500% due 03/01/2035		980,452	991,989	0.8%
5.500% due 04/01/2035		1,138,015	1,151,340	0.9%
5.500% due 05/01/2035		1,335,621	1,351,209	1.1%
5.500% due 06/01/2035		885,121	895,442	0.7%
5.500% due 07/01/2035		712,847	721,171	0.6%
5.500% due 08/01/2035		665,439	673,197	0.5%
5.500% due 09/01/2035		705,151	713,372	0.6%
5.500% due 10/01/2035		544,162	550,506	0.4%
5.500% due 01/01/2036		89,926	90,969	0.1%
5.500% due 01/01/2036 (j)		1,614,672	1,653,232	1.3%
5.500% due 04/01/2036		797,736	806,482	0.6%
5.500% due 11/01/2036		614,336	621,025	0.5%
5.500% due 12/01/2036		790,946	799,532	0.6%
5.500% due 01/01/2037		559,281	565,334	0.5%
5.500% due 02/01/2037		654,862	661,830	0.5%
5.500% due 03/01/2037		1,674,460	1,692,250	1.3%
5.500% due 04/01/2037		1,924,634	1,945,003	1.5%
5.500% due 05/01/2037		2,790,827	2,820,335	2.2%
5.500% due 06/01/2037		1,356,769	1,371,110	1.1%
5.500% due 07/01/2037		901,080	910,601	0.7%
5.500% due 04/01/2038		4,960,137	5,007,424	4.0%
5.500% due 05/01/2038		1,633,816	1,645,303	1.3%
6.000% due 08/01/2037		669,547	686,599	0.5%
6.000% due 09/01/2037		2,025,178	2,076,752	1.7%
6.000% due 10/01/2037		1,535,743	1,574,853	1.3%
6.000% due 11/01/2037		2,254,271	2,311,680	1.8%
6.000% due 12/01/2037		2,298,228	2,356,755	1.9%
6.000% due 01/01/2038		826,919	847,977	0.7%
0.000% - 1122.425% due 05/01/2008 - 01/25/2048 (a)(c)		17,887,853	18,158,653	14.4%
Freddie Mac
5.500% due 02/01/2037		565,529	571,843	0.5%
5.500% due 05/01/2037		594,942	601,441	0.5%
5.500% due 01/01/2038		1,340,003	1,354,623	1.1%
2.859% - 1007.500% due 04/01/2008 - 02/25/2045 (a)		5,789,514	5,903,127	4.7%
Other U.S. Government Agencies (a)(i)			839,395	0.7%

Total U.S. Government Agencies (Cost $82,637,877)			84,045,105	66.8%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $822,660) (d)(i)			824,462	0.7%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $4,422,529) (a)(i)(o)			4,224,982	3.4%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $1,686,404) (b)(i)(o)			1,623,875	1.3%
SOVEREIGN ISSUES
Total Sovereign Issues (Cost $156,452) (i)			158,518	0.1%
FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,484,947	2.0%

See Accompanying Notes	Annual Report	March 31, 2008	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
10.000% due 01/01/2017	BRL	1,518,624	$722,714	0.5%
10.000% due 01/01/2013		190,000	96,360	0.1%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067	EUR	161,800	240,759	0.2%
Other Foreign Currency-Denominated Issues (i)			637,523	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303	3.3%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Nordea Bank Finland PLC
3.028% - 3.046% due 05/28/2008 - 04/09/2009		$587,500	587,321	0.5%
Other Certificates of Deposit (i)			1,829,795	1.4%

Total Certificates of Deposit			2,417,116	1.9%

COMMERCIAL PAPER
Fannie Mae
1.350% - 2.498% due 04/01/2008 - 06/04/2008		276,800	276,712	0.2%
Freddie Mac
2.272% - 2.690% due 04/03/2008 - 06/09/2008		3,200	3,191	0.0%
Other Commercial Paper (i)			2,609,728	2.1%

Total Commercial Paper			2,889,631	2.3%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)		1,500	1,500	0.0%
Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)		1,071,400	1,071,400	0.9%
Fixed Income Clearing Corp.
1.900% due 04/01/2008 (Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000% - 3.000% due 05/13/2008 - 06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)		142,851	142,851	0.1%

Total Repurchase Agreements			1,215,751	1.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.250% - 2.125% due 04/10/2008 - 08/07/2008 (e)(f)		1,351,240	1,348,093	1.1%

Total U.S. Treasury Bills			1,348,093	1.1%

Total Short-Term Instruments (Cost $7,877,364)			7,870,591	6.3%

10	PIMCO Funds	See Accompanying Notes

March 31, 2008

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (m)
(Cost $412,709)	$1,474,509	1.2%

Total Investments (Cost $137,586,881)	$139,109,774	110.6%

Written Options (n) (Premiums $575,863)	(1,325,068)	(1.0%)

Other Assets and Liabilities (Net)	(12,016,751)	(9.6%)

Net Assets (h)	$125,767,955	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	The grouping contains securities with principal amounts adjusted for inflation.
(e)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $15,966 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $289,846 and cash of $113,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2008.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(k)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	(137)

See Accompanying Notes	Annual Report	March 31, 2008	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	$46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(l)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%		06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%		03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%		03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%		03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%		03/20/2013	BCLY	25,000	(8)

12	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%		03/20/2013	DUB	$20,000	$(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%		03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%		03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%		03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%		03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%		03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%		03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%		03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%		03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%		03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%		03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%		03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%		03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	35,000	577

See Accompanying Notes	Annual Report	March 31, 2008	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA	$10,000	$322
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	10,000	589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	LEH	2,500	(15)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	300	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	CSFB	10,000	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%		03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	DUB	6,000	(778)

14	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2009	RBS	$25,000	$(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%		03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	RBS	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	JPM	10,000	(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%		03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%	)	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%		03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%	)	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%	)	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%	)	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR	10,600	208

See Accompanying Notes	Annual Report	March 31, 2008	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	CSFB	$10,200	$84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	MLP	15,000	318
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%		03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%		03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%		03/20/2013	BNP	50,000	132
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%		03/20/2013	LEH	50,000	271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%		03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	BNP	10,000	(1,389)

16	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	UBS	$25,000	$(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	UBS	25,000	(3,295)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	DUB	10,000	(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	DUB	25,000	(3,440)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	DUB	10,000	(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	3,000	(103)

See Accompanying Notes	Annual Report	March 31, 2008	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%		03/20/2009	DUB	$6,900	$(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%		03/20/2011	BCLY	32,500	(554)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%		12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%		03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%		03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	BEAR	10,400	117
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%		09/20/2008	BEAR	11,700	(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%		12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%		12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	UBS	34,900	(6,356)

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	$15,000	$(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(5,197)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	10,000	(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(1,349)

See Accompanying Notes	Annual Report	March 31, 2008	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%		12/20/2012	MLP	$9,400	$(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%		12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%		12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%		03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%		03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%		03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%		03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%		03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%		03/20/2013	BOA	25,000	(2,246)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%		03/20/2013	CITI	10,000	(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%		03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%		03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	DUB	15,000	(653)

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	JPM	$35,000	$(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%		03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%		03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	BNP	7,000	(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	MSC	25,000	(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%		03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	17,000	(77)

See Accompanying Notes	Annual Report	March 31, 2008	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	BCLY	$4,440	$(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	RBS	24,270	(881)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	15,000	1,078
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP	20,000	1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	BCLY	10,000	2,539
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	MSC	10,000	2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%		03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%		03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%		03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%		03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%		03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	BEAR	10,000	290

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	BEAR	$10,000	$293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA	5,000	114
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	CSFB	10,000	233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM	6,950	(257)

See Accompanying Notes	Annual Report	March 31, 2008	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	LEH	$41,200	$(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	23,800	(31)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%		10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%		10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%		02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH	10,000	78
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	14,000	127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	MSC	9,600	452

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	BEAR	$10,200	$406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	MSC	3,500	(7)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB	300	(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	LEH	15,000	3,878

See Accompanying Notes	Annual Report	March 31, 2008	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	MSC	$5,000	$331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%		03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	41,800	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	JPM	8,000	250
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	RBS	5,100	255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	BCLY	25,000	(1,536)

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%		03/20/2009	GSC	$25,000	$(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%		03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%		03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%		03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%		03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%		03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%		06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%		03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%		06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%		03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%		03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%		03/20/2013	BNP	30	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	LEH	29,000	(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%		03/20/2013	DUB	10,000	(232)

See Accompanying Notes	Annual Report	March 31, 2008	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%		03/20/2013	MSC	$15,000	$(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%		03/20/2013	RBS	10,000	326
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%		03/20/2013	DUB	10,000	557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%		03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%		03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%		03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	10,000	506
Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	BOA	3,200	1

							$(192,284)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$58,800	$3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		310,100	(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	100,500	$894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554

See Accompanying Notes	Annual Report	March 31, 2008	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP	BRL	193,200	$4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

(m)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

(n)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	81,299	12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(o)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

See Accompanying Notes	Annual Report	March 31, 2008	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

(p)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(3)	Market value includes $130,804 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)
Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PLN	82,904	07/2008	$0	$(3,778)	$(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

See Accompanying Notes	Annual Report	March 31, 2008	35

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class D
03/31/2008	$10.43	$0.51	$0.55	$1.06	$(0.51)	$(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)

(a)	Per share amounts based on average number of shares outstanding during the year.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.58)	$10.91	10.45%	$5,619,632	0.81%	0.75%	4.82%	226%
0.00	(0.51)	10.43	5.98	3,909,295	0.75	0.75	4.50	257
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75	0.75	3.78	325
0.00	(0.56)	10.57	1.75	2,426,460	0.75	0.75	2.10	470
0.00	(0.47)	10.94	5.86	1,871,253	0.75	0.75	2.37	273

Annual Report	March 31, 2008	37

Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$137,894,023
Repurchase agreements, at value	1,215,751
Cash	11,199
Deposits with counterparty	1,097,271
Foreign currency, at value	286,901
Receivable for investments sold	18,683,719
Receivable for investments sold on a delayed-delivery basis	137,324
Receivable for Fund shares sold	654,739
Interest and dividends receivable	845,322
Variation margin receivable	132,015
Swap premiums paid	604,231
Unrealized appreciation on foreign currency contracts	317,456
Unrealized appreciation on swap agreements	600,178
Other assets	0
162,480,129
Liabilities:
Payable for the reverse repurchase agreements	$4,986,163
Payable for investments purchased	15,606,111
Payable for investments purchased on a delayed-delivery basis	693,647
Payable for short sales	12,368,546
Payable for Fund shares redeemed	352,736
Dividends payable	51,774
Written options outstanding	1,325,068
Accrued investment advisory fee	24,443
Accrued administrative fee	20,925
Accrued distribution fee	7,106
Accrued servicing fee	4,507
Variation margin payable	15,856
Swap premium received	529,128
Unrealized depreciation on foreign currency contracts	75,504
Unrealized depreciation on swap agreements	650,592
Other liabilities	68
36,712,174
Net Assets	$125,767,955
Net Assets Consist of:
Paid in capital	$121,608,389
(Overdistributed) net investment income	248,776
Accumulated undistributed net realized gain	433,757
Net unrealized appreciation	3,477,033
$125,767,955
Net Assets:
Class D	$5,619,632
Other Classes	120,148,323
Shares Issued and Outstanding:
Class D	514,952
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.91
Cost of Investments Owned	$136,371,130
Cost of Repurchase Agreements Owned	$1,215,751
Cost of Foreign Currency Held	$289,318
Proceeds Received on Short Sales	$12,167,223
Premiums Received on Written Options	$575,863

38	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2008 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$6,170,153
Dividends	16
Miscellaneous income	3,495
Total Income	6,173,664

Expenses:
Investment advisory fees	272,680
Administrative fees	233,419
Servicing fees - Class D	10,613
Distribution and/or servicing fees - Other Classes	122,740
Trustees’ fees	338
Interest expense	63,413
Miscellaneous expense	133
Total Expenses	703,336

Net Investment Income	5,470,328

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,413,070
Net realized (loss) on futures contracts, written options and swaps	(439,486)
Net realized gain on foreign currency transactions	482,160
Net change in unrealized appreciation on investments	1,352,125
Net change in unrealized appreciation on futures contracts, written options and swaps	1,715,588
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	187,775
Net Gain	5,711,232

Net Increase in Net Assets Resulting from Operations	$11,181,560

* Foreign tax withholdings	$132

See Accompanying Notes	Annual Report	March 31, 2008	39

Statements of Changes in Net Assets

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,470,328	$4,528,735
Net realized gain (loss)	2,455,744	(423,667)
Net change in unrealized appreciation	3,255,488	1,780,254
Net increase resulting from operations	11,181,560	5,885,322

Distributions to Shareholders:
From net investment income
Class D	(205,297)	(160,980)
Other Classes	(5,259,086)	(4,378,534)
From net realized capital gains
Class D	(27,460)	(13,433)
Other Classes	(685,145)	(347,245)
Tax basis return of capital
Class D	0	0
Other Classes	0	0

Total Distributions	(6,176,988)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class D	2,464,173	1,440,389
Other Classes	39,944,561	26,533,745
Issued as reinvestment of distributions
Class D	222,921	165,068
Other Classes	5,237,462	4,094,806
Cost of shares redeemed
Class D	(1,170,486)	(1,070,016)
Other Classes	(29,391,103)	(22,232,913)
Net increase resulting from Fund share transactions	17,307,528	8,931,079

Fund Redemption Fee	616	1,037

Total Increase in Net Assets	22,312,716	9,917,246

Net Assets:
Beginning of year	103,455,239	93,537,993
End of year*	$125,767,955	$103,455,239

*Including (overdistributed) net investment income of:	$248,776	$(188,079)

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.   ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When

42	PIMCO Funds

March 31, 2008

the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

(i) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated

44	PIMCO Funds

March 31, 2008

with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(m) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  The Fund may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

credit and event-linked swaps. To the extent the Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to

46	PIMCO Funds

March 31, 2008

its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the

Annual Report	March 31, 2008	47

Notes to Financial Statements  (Cont.)

swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, the Total Return Fund had $9,671,989 in unfunded loan commitments outstanding.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

48	PIMCO Funds

March 31, 2008

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement in the Fund’s semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

Annual Report	March 31, 2008	49

Notes to Financial Statements  (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Administrative Fee
Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

50	PIMCO Funds

March 31, 2008

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $4,844,124 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statement of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is

Annual Report	March 31, 2008	51

Notes to Financial Statements  (Cont.)

effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$373,035	$0

6.   GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.   PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$275,995,831	$236,570,270	$27,546,599	$11,196,396

8.   TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	493,185	35,998,600		0		0	863,120
Closing Buys	(246,925)	(45,808,600)		0		0	(607,997)
Expirations	(165,587)	(7,815,400)		(371,300)		(3,461,000)	(205,137)
Exercised	(12,462)	(996,000)		0		0	(8,250)
Balance at 03/31/2008	131,768	$22,801,100	GBP	0	EUR	0	$575,863

52	PIMCO Funds

March 31, 2008

9.   SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	230,480	$2,464,173	138,890	$1,440,389
Other Classes	3,764,449	39,944,561	2,559,386	26,533,745
Issued as reinvestment of distributions
Class D	21,069	222,921	15,898	165,068
Other Classes	495,380	5,237,462	394,429	4,094,806
Cost of shares redeemed
Class D	(111,321)	(1,170,486)	(103,342)	(1,070,016)
Other Classes	(2,792,043)	(29,391,103)	(2,147,779)	(22,232,913)
Net increase resulting from Fund share transactions	1,608,014	$17,307,528	857,482	$8,931,079

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been

Annual Report	March 31, 2008	53

Notes to Financial Statements  (Cont.)

consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

54	PIMCO Funds

March 31, 2008

The Fund is subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Total Return Fund incurred $12,272,958 in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral
$2,260,499	$1,253,707	$909,373	$(264,013)	$0	$0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
$137,602,926	$2,939,611	$(1,432,763)	$1,506,848

(3)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital
$6,176,988	$0	$0	$4,900,192	$0	$0

(4)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2008	55

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BOA	Bank of America	LEH	Lehman Brothers, Inc.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BEAR	Bear Stearns & Co., Inc.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	NAB	National Australia Bank Limited
CITI	Citibank N.A.	RBC	Royal Bank of Canada
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	SOG	Societe Generale
DUB	Deutsche Bank AG	UBS	UBS Warburg LLC
GSC	Goldman Sachs & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	British Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguay Peso
KRW	South Korean Won	ZAR	South African Rand
KZT	Kazakhstan Tenge

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

56	PIMCO Funds

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	57

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

58	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$4,021,459	$0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	59

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.
J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

60	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	61

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

62	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054AR_21173

PIMCO Funds

Annual Report

MARCH 31, 2008

PIMCO Real Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Fund covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•	Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Fund assumes its performance against the Lehman Brothers U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through November 2007 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.
•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
U.S. Government Agencies	20.8%
Short-Term Instruments	18.6%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	2.4%
Other	2.4%

‡	% of Total Investments as of 03/31/2008

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class A	14.33%	6.56%	8.17%	7.69%
PIMCO Real Return Fund Class A (adjusted)	10.90%	5.91%	7.84%	7.40%
PIMCO Real Return Fund Class B	13.49%	5.77%	7.61%	7.19%
PIMCO Real Return Fund Class B (adjusted)	8.49%	5.45%	7.61%	7.19%
PIMCO Real Return Fund Class C (adjusted)	12.77%	6.03%	7.63%	7.15%
Lehman Brothers U.S. TIPS Index	14.54%	6.75%	7.96%	7.37%
Lipper Treasury Inflation Protected Securities Funds Average	12.62%	5.94%	7.20%	6.93%

All Fund returns are net of fees and expenses.

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 7/31/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,108.20	$1,104.12	$1,105.47	$1,020.50	$1,016.75	$1,018.00
Expenses Paid During Period †	$4.74	$8.68	$7.37	$4.55	$8.32	$7.06

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
6.800% due 08/03/2012	$60,198	$50,073
Ford Motor Co.
5.800% due 12/15/2013	4,938	4,059
Georgia-Pacific Corp.
4.446% due 12/20/2012	1,053	978
4.740% due 12/20/2012	11,333	10,529
4.835% due 12/20/2012	1,333	1,239
Shackleton Re Ltd.
10.750% due 08/01/2008	9,000	8,685
11.250% due 08/01/2008	3,000	2,895
Tribune Co.
7.396% due 05/30/2009	10,000	8,994

Total Bank Loan Obligations (Cost $98,018)		87,452

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 5.9%
Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	9,708	9,628
American Express Bank FSB
6.000% due 09/13/2017	25,600	25,019
American Express Centurion Bank
6.000% due 09/13/2017	26,600	25,867
American Express Co.
7.000% due 03/19/2018	25,830	27,185
8.150% due 03/19/2038	7,270	8,081
American International Group, Inc.
5.850% due 01/16/2018	10,300	10,134
Bank of America Corp.
8.000% due 12/29/2049	15,500	15,550
Barclays Bank PLC
5.450% due 09/12/2012	70,800	72,616
6.050% due 12/04/2017	19,600	19,166
7.434% due 09/29/2049	8,700	7,881
Bear Stearns Cos., Inc.
6.950% due 08/10/2012	38,270	38,339
7.250% due 02/01/2018	17,000	17,611
C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,563
Calabash Re Ltd.
11.200% due 01/08/2010	4,900	4,972
13.700% due 01/08/2010	2,500	2,579
Capital One Financial Corp.
6.750% due 09/15/2017	28,000	26,623
CIT Group, Inc.
5.000% due 11/24/2008	25,000	22,983

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Capital XXI
8.300% due 12/21/2057	$15,100	$14,923
Citigroup Funding, Inc.
2.599% due 04/23/2009	6,300	6,224
Citigroup, Inc.
3.162% due 05/02/2008	14,100	14,095
3.291% due 01/30/2009	9,600	9,516
Danske Bank A/S
5.914% due 12/29/2049	7,000	6,473
Foundation Re Ltd.
7.170% due 11/24/2008	7,250	7,089
Foundation Re II Ltd.
9.820% due 11/26/2010	10,300	10,519
General Electric Capital Corp.
2.941% due 12/12/2008	12,700	12,727
3.344% due 07/28/2008	3,500	3,502
5.875% due 01/14/2038	20,000	19,343
GMAC LLC
3.749% due 09/23/2008	200	189
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	65,400	61,029
HSBC Finance Corp. CPI Linked Bond
5.620% due 02/10/2009	2,000	2,009
JPMorgan Chase & Co.
2.679% due 06/25/2010	500	487
Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	10,000	9,738
6.200% due 09/26/2014	3,900	3,853
7.000% due 09/27/2027	4,500	4,170
Longpoint Re Ltd.
8.050% due 05/08/2010	11,200	11,354
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453
Merna Reinsurance Ltd.
3.346% due 07/07/2010 (n)	28,400	25,807
Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	500	487
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	26,900	26,610
Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,700	1,666
Morgan Stanley
3.212% due 05/07/2009	1,100	1,082
Mystic Re Ltd.
9.390% due 12/05/2008	6,900	6,842
12.090% due 12/05/2008	3,300	3,269

8	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nuveen Investments, Inc.
10.500% due 11/15/2015	$22,300	$19,234
Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,718
Parametric Re Ltd.
9.661% due 05/19/2008	1,500	1,500
Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	3,070
Phoenix Quake Ltd.
5.148% due 07/03/2008	50,550	50,550
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	9,000	9,002
Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	10,750	10,601
Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051
Rabobank Nederland
4.278% due 01/15/2009	11,300	11,296
Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,200	5,297
13.326% due 06/07/2010	20,000	20,464
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,259
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	8,940
UBS AG
5.875% due 12/20/2017	13,900	14,244
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	22,000	21,980
Ventas Realty LP
8.750% due 05/01/2009	2,000	2,040
Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,000	4,921
Vita Capital III Ltd.
5.822% due 01/01/2012	7,900	7,625
VTB Capital S.A.
3.839% due 08/01/2008	20,100	19,899
Wachovia Bank N.A.
3.146% due 12/02/2010	30,500	29,131
Wachovia Corp.
7.980% due 02/28/2049	8,100	7,983
Wells Fargo & Co.
4.375% due 01/31/2013	17,100	17,038
5.625% due 12/11/2017	1,200	1,231
Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,562

		913,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 1.3%
Amgen, Inc.
3.170% due 11/28/2008	$2,000	$1,998
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510
C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,573
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546
ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,140	1,137
Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501
CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,519
CSX Corp.
6.250% due 03/15/2018	5,000	4,947
EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,067
6.375% due 10/01/2011	2,000	1,925
Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	15,300	15,279
Erac USA Finance Co.
6.375% due 10/15/2017	5,000	4,478
General Electric Co.
3.030% due 12/09/2008	6,000	6,003
General Mills, Inc.
4.024% due 01/22/2010	600	588
HJ Heinz Co.
6.428% due 12/01/2020	20,000	20,342
Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355
Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542
Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,667
6.125% due 02/01/2018	19,200	19,237
Kroger Co.
6.400% due 08/15/2017	5,000	5,290
Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,786
Macys Retail Holdings, Inc.
7.450% due 07/15/2017	3,000	2,932
Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,718
Motorola, Inc.
6.000% due 11/15/2017	4,000	3,434
New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

See Accompanying Notes	Annual Report	March 31, 2008	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nucor Corp.
5.750% due 12/01/2017	$4,000	$4,151
Target Corp.
6.000% due 01/15/2018	6,000	6,158
Time Warner, Inc.
3.300% due 11/13/2009	1,600	1,533
Transocean, Inc.
3.214% due 09/05/2008	500	498
UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594
Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438
Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	16,918
Whirlpool Corp.
6.500% due 06/15/2016	6,000	6,233

		199,096

UTILITIES 0.8%
AT&T, Inc.
6.300% due 01/15/2038	1,100	1,067
BellSouth Corp.
4.240% due 04/26/2021	8,700	8,705
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,101
CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,247
Embarq Corp.
7.082% due 06/01/2016	4,600	4,363
Enel Finance International S.A.
5.700% due 01/15/2013	60,100	62,297
Midwest Generation LLC
8.300% due 07/02/2009	8,004	8,165
Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,000
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,000
Qwest Corp.
5.625% due 11/15/2008	200	200
Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		125,082

Total Corporate Bonds & Notes (Cost $1,254,070)		1,237,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.8%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	$1,000	$1,005
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,298
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,436
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,380	3,378
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	1,570	1,247
9.249% due 01/01/2014	930	684
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,168
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,161
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,410
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	6,400	5,660
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,057
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,101
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,212
4.500% due 07/01/2024	2,000	1,991
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,364
4.500% due 01/01/2028	1,700	1,613

10	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	$400	$379
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,193
5.000% due 06/15/2038	8,100	8,049
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,570	1,324
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	8,899
6.000% due 06/01/2042	8,900	8,178
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,867
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,750	1,716
6.125% due 06/01/2032	740	706
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	997
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,557
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,210
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	400	412
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,531
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,500	12,887
Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,485

Total Municipal Bonds & Notes (Cost $126,388)		123,932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.4%
Morgan Stanley (GSCI)
2.546% due 07/07/2008	$61,000	$60,601

Total Commodity Index-Linked Notes (Cost $61,000)		60,601

U.S. GOVERNMENT AGENCIES 38.8%
Fannie Mae
2.729% due 03/25/2036	3,276	3,241
2.799% due 10/27/2037	6,300	5,968
2.949% due 05/25/2042	22	21
4.275% due 08/01/2035	399	408
4.500% due 07/15/2020	2,000	1,969
4.540% due 07/01/2035	510	518
4.665% due 05/01/2035	1,348	1,365
4.668% due 05/25/2035	200	201
4.669% due 01/01/2035	50	51
4.723% due 04/01/2035	1,069	1,077
4.858% due 06/01/2033	310	316
5.000% due 06/25/2027 - 04/01/2038	361,529	358,171
5.244% due 04/01/2033	1,278	1,301
5.500% due 11/01/2021 - 04/01/2038	2,391,098	2,416,591
5.722% due 06/01/2043 - 10/01/2044	5,682	5,665
5.723% due 03/01/2044	256	254
5.798% due 04/01/2032	165	168
5.950% due 02/25/2044	54	56
6.000% due 07/01/2031 - 04/01/2038	1,981,314	2,031,132
6.500% due 06/25/2028 - 04/01/2038	294,849	305,420
6.704% due 04/01/2027	136	137
6.927% due 10/01/2031	427	437
Federal Housing Administration
7.430% due 12/01/2020	68	69
Freddie Mac
2.879% due 09/25/2031	1,603	1,602
2.968% due 07/15/2019 - 10/15/2020	865	837
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	6,057	5,924
5.000% due 01/15/2024 - 06/01/2037	3,127	3,148
5.250% due 08/15/2011	3,118	3,170
5.300% due 01/09/2012	30,000	30,659
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	196,080	198,318
5.722% due 10/25/2044	8,403	8,323
5.922% due 07/25/2044	672	657

See Accompanying Notes	Annual Report	March 31, 2008	11

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/01/2034 - 11/01/2037	$575,110	$590,482
6.500% due 01/25/2028	65	69
6.625% due 01/01/2034	1,284	1,297
7.000% due 10/15/2030	273	280
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576
Ginnie Mae
3.218% due 06/16/2031 - 03/16/2032	160	158
4.750% due 12/20/2035	2,409	2,407
5.500% due 12/15/2036 - 09/15/2037	5,087	5,195
5.625% due 07/20/2035	139	139
6.000% due 06/20/2034	181	184
6.500% due 05/15/2028 - 04/15/2031	1,056	1,105
Small Business Administration
5.490% due 03/01/2028	4,100	4,198
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $5,880,106)		6,004,861

U.S. TREASURY OBLIGATIONS 95.9%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,070,478	1,095,818
1.625% due 01/15/2015	353,169	374,249
1.625% due 01/15/2018	493,618	517,721
1.750% due 01/15/2028	538,326	533,322
1.875% due 07/15/2013	1,277,176	1,377,355
1.875% due 07/15/2015	609,051	656,776
2.000% due 04/15/2012	84,414	90,870
2.000% due 01/15/2014	864,843	936,057
2.000% due 07/15/2014	500,752	543,473
2.000% due 01/15/2016	152,942	165,644
2.000% due 01/15/2026	624,737	643,430
2.375% due 04/15/2011	78,048	83,859
2.375% due 01/15/2017	1,265	1,410
2.375% due 01/15/2025	1,261,038	1,371,182
2.375% due 01/15/2027	255,123	278,263
2.500% due 07/15/2016	141,684	159,406
2.625% due 07/15/2017	619,990	705,820
3.000% due 07/15/2012	1,062,174	1,190,300
3.375% due 01/15/2012	112,095	126,160
3.375% due 04/15/2032	37,200	48,849
3.500% due 01/15/2011	674,492	746,157
3.625% due 04/15/2028	994,764	1,288,841
3.875% due 04/15/2029	827,690	1,118,286
4.250% due 01/15/2010	650,413	705,597
U.S. Treasury Bonds
4.375% due 02/15/2038	86,400	87,521

Total U.S. Treasury Obligations (Cost $14,829,399)		14,846,366

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Funding Corp.
4.622% due 02/20/2036	$42,420	$40,640
6.142% due 01/20/2047	521	452
BCAP LLC Trust
2.769% due 01/25/2037	15,316	10,806
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,121	40,291
4.488% due 02/25/2034	533	498
4.550% due 08/25/2035	21,868	21,028
4.617% due 01/25/2034	3,616	3,378
4.760% due 01/25/2034	2,084	2,002
4.862% due 01/25/2035	8,152	7,902
6.099% due 11/25/2030	339	328
Bear Stearns Alt-A Trust
5.371% due 05/25/2035	234	203
5.706% due 09/25/2035	333	274
Chase Mortgage Finance Corp.
4.353% due 02/25/2037	885	875
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,321	2,316
4.248% due 08/25/2035	9,694	9,210
4.748% due 08/25/2035	10,267	10,204
4.900% due 12/25/2035	2,274	2,167
Countrywide Alternative Loan Trust
2.716% due 02/20/2047	79	60
6.000% due 01/25/2037	8,760	7,076
Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	11,604	10,228
First Republic Mortgage Loan Trust
3.118% due 08/15/2032	142	137
Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23
GSR Mortgage Loan Trust
4.539% due 09/25/2035	32,698	30,826
Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,991	1,501
2.876% due 06/20/2035	1,024	798
Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	54	51
JPMorgan Mortgage Trust
5.023% due 02/25/2035	670	609
Lehman XS Trust
2.679% due 07/25/2046	4,394	4,264
MASTR Adjustable Rate Mortgages Trust
4.666% due 12/25/2033	525	497
5.037% due 12/25/2033	477	459
Mellon Residential Funding Corp.
3.168% due 11/15/2031	47	43

12	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.561% due 12/15/2030	$626	$603
3.991% due 10/20/2029	327	316
Merrill Lynch Floating Trust
2.888% due 06/15/2022	3,030	2,837
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	764	614
MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	107	94
3.198% due 03/15/2025	148	119
3.599% due 10/25/2035	61	53
Residential Accredit Loans, Inc.
2.779% due 06/25/2046	21,612	17,654
Sequoia Mortgage Trust
2.909% due 10/19/2026	40	38
Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	174	146
5.726% due 01/25/2035	18	17
Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	38	37
2.719% due 08/25/2036	14,766	11,048
2.809% due 07/19/2035	593	483
2.809% due 05/25/2046	10,049	7,617
2.889% due 10/19/2034	16	14
Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	899	834
2.719% due 09/25/2046	76	71
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	137	129
WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	7,087	5,721
2.889% due 10/25/2045	184	147
3.027% due 08/25/2033	6,000	6,000
3.139% due 12/25/2027	791	718
4.229% due 03/25/2034	750	748
5.220% due 02/27/2034	3,216	3,058
5.526% due 11/25/2042	6	5
5.572% due 07/25/2046	65	44

Total Mortgage-Backed Securities (Cost $276,603)		268,311

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
2.679% due 10/25/2036	413	401
BA Credit Card Trust
3.890% due 04/15/2013	33,300	32,975
Bear Stearns Asset-Backed Securities Trust
2.929% due 01/25/2036	1,108	1,078
3.049% due 03/25/2043	149	145
Bravo Mortgage Asset Trust
2.729% due 07/25/2036	951	935

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	$162	$140
First USA Credit Card Master Trust
2.935% due 04/18/2011	2,000	1,998
Ford Credit Auto Owner Trust
5.292% due 10/15/2008	380	381
GSAMP Trust
2.719% due 12/25/2035	900	894
GSR Mortgage Loan Trust
2.699% due 11/25/2030	328	325
IXIS Real Estate Capital Trust
2.659% due 08/25/2036	886	881
Lehman XS Trust
2.679% due 04/25/2046	16	16
2.679% due 11/25/2046	52	50
2.689% due 05/25/2046	1,277	1,241
Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	198	197
Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	5,551	5,445
2.649% due 05/25/2037	316	312
2.659% due 04/25/2037	507	501
Morgan Stanley ABS Capital I
2.639% due 07/25/2036	424	415
2.669% due 03/25/2036	473	471
Nelnet Student Loan Trust
2.616% due 12/22/2014	272	272
New Century Home Equity Loan Trust
2.669% due 08/25/2036	4,464	4,401
Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	12	11
Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	80	74
Residential Asset Securities Corp.
2.639% due 06/25/2036	44	43
2.669% due 07/25/2036	3,606	3,571
SACO I, Inc.
2.659% due 05/25/2036	2,375	1,801
SLM Student Loan Trust
3.331% due 01/25/2018	755	754
Soundview Home Equity Loan Trust
2.659% due 12/25/2036	584	562
Specialty Underwriting & Residential Finance
2.679% due 12/25/2036	968	962
USAA Auto Owner Trust
4.160% due 04/16/2012	1,700	1,714

Total Asset-Backed Securities (Cost $64,232)		62,966

See Accompanying Notes	Annual Report	March 31, 2008	13

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.901% due 10/04/2011		$17,150	$17,179

Total Sovereign Issues (Cost $17,133)			17,179

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	50,049	25,849
Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,334
Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,400	5,042
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	20,952	26,952
Canadian Government CPI Linked Bond
4.250% due 12/01/2021		2,692	3,472
France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,508	10,312
1.600% due 07/25/2015 (d)		3,233	5,121
3.150% due 07/25/2032 (d)		6,909	12,889
General Electric Capital Corp.
4.625% due 09/15/2066		4,450	6,104
5.500% due 09/15/2066	GBP	12,450	22,617
5.500% due 09/15/2067	EUR	500	748
6.500% due 09/15/2067	GBP	30,600	58,310
Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,100	8,115
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		2,215	3,580
4.250% due 08/01/2014		1,700	2,724
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,010,930	29,673
1.100% due 12/10/2016		10,681,320	107,040
1.200% due 06/10/2017		14,335,868	144,121
1.200% due 12/10/2017		1,748,700	17,526
Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	218
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,495
Pylon Ltd.
6.117% due 12/29/2008	EUR	21,850	34,368

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.517% due 12/29/2008	EUR	40,700	$64,576
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	7,061
Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,442
4.000% due 12/01/2008		37,000	7,618
United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	310
2.500% due 05/20/2009		12,200	65,345
2.500% due 08/16/2013		2,500	12,527

Total Foreign Currency-Denominated Issues (Cost $620,493)			700,489

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Bank of America Corp.
7.250% due 12/31/2049		16,000	16,528

Total Convertible Preferred Stocks (Cost $16,000)			16,528

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.5%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
3.069% due 07/02/2008		$96,900	96,623
Citibank New York N.A.
3.100% due 05/07/2008		100,000	100,000
Nordea Bank Finland PLC
3.081% due 12/01/2008		5,500	5,497
Societe Generale NY
2.626% due 06/30/2008		1,500	1,497

			203,617

COMMERCIAL PAPER 25.2%
ANZ National International Ltd.
2.770% due 06/05/2008		28,800	28,656
3.070% due 05/21/2008		32,800	32,660
Banco Santander Central Hispano S.A.
2.770% due 06/09/2008		11,300	11,240
Bank of America Corp.
2.770% due 05/01/2008		32,100	32,026
2.950% due 04/07/2008		400,800	400,603
2.950% due 04/23/2008		14,850	14,823
Barclays U.S. Funding Corp.
2.790% due 06/11/2008		98,200	97,663
BNP Paribas Finance, Inc.
2.694% due 04/14/2008		54,800	54,747

14	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Calyon Financial, Inc.
3.000% due 04/04/2008	$186,500	$186,453
CBA (de) Finance
2.760% due 06/13/2008	2,500	2,486
2.920% due 06/06/2008	2,100	2,089
3.080% due 05/01/2008	30,600	30,522
Danske Corp.
2.790% due 04/14/2008	118,100	117,981
2.790% due 04/15/2008	233,400	233,147
2.800% due 04/14/2008	5,800	5,794
DnB NOR Bank ASA
4.560% due 04/04/2008	36,800	36,786
Fortis Funding LLC
3.040% due 04/03/2008	20,000	19,997
HSBC Bank USA N.A.
2.760% due 07/07/2008	5,300	5,261
2.880% due 06/06/2008	17,600	17,510
ING Funding LLC
2.980% due 04/04/2008	15,400	15,396
Intesa Funding LLC
2.760% due 06/16/2008	162,100	161,152
Lloyds TSB Bank PLC
2.950% due 04/08/2008	378,200	377,983
Nordea N.A., Inc.
2.950% due 04/09/2008	33,200	33,178
2.980% due 04/04/2008	52,500	52,487
2.980% due 04/08/2008	347,500	347,299
Rabobank USA Financial Corp.
3.000% due 04/08/2008	350,800	350,595
Royal Bank of Scotland Group PLC
2.750% due 05/21/2008	10,400	10,360
3.020% due 05/14/2008	24,500	24,412
3.070% due 04/24/2008	182,400	182,042
3.800% due 04/14/2008	95,200	95,069
San Paolo U.S. Financial Co.
2.730% due 04/11/2008	46,100	46,065
2.770% due 06/13/2008	111,100	110,476
2.850% due 04/30/2008	1,200	1,197
Skandinaviska Enskilda Banken AB
3.810% due 04/17/2008	44,400	44,325
Societe General N.A.
2.770% due 06/16/2008	414,900	412,473
Svenska Handelsbanken AB
2.990% due 05/19/2008	7,200	7,171
UBS Finance Delaware LLC
2.940% due 06/06/2008	92,200	91,731
3.020% due 04/04/2008	128,200	128,168
Unicredito Italiano SpA
2.830% due 06/16/2008	26,000	25,848
3.000% due 04/08/2008	1,300	1,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.100% due 05/05/2008	$14,200	$14,158
3.850% due 05/02/2008	40,900	40,764

		3,904,092

REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	42,000	42,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $43,042. Repurchase proceeds are $42,001.)
Fixed Income Clearing Corp.
1.900% due 04/01/2008	8,005	8,005
(Dated 03/31/2008. Collateralized by Fannie Mae 0.000% due 06/13/2008 valued at $2,117 and Freddie Mac 0.000% due 06/09/2008 valued at $6,052. Repurchase proceeds are $8,005.)

		50,005

U.S. TREASURY BILLS 7.7%
1.131% due 04/15/2008 - 09/11/2008 (c)(e)(f)(g)	1,197,186	1,187,786

Total Short-Term Instruments (Cost $5,351,156)		5,345,500

PURCHASED OPTIONS (l) 0.4%
(Cost $19,633)		$56,059

Total Investments 186.1% (Cost $28,614,231)		$28,828,063

Written Options (m) (0.7%) (Premiums $68,414)		(115,533)

Other Assets and Liabilities (Net) (85.4%)		(13,227,487)

Net Assets (h) 100.0%		$15,485,043

See Accompanying Notes	Annual Report	March 31, 2008	15

Schedule of Investments  Real Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $118,107 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $212,065 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $72,900 and derivative instruments with an aggregate depreciation of ($15,035) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $59,864 at a weighted average interest rate of 5.354%. On March 31, 2008, there were no open reverse repurchase agreements.
(j)	Cash of $83,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	738	$1,218
90-Day Euribor December Futures	Long	12/2009	852	1,342
90-Day Euribor June Futures	Short	06/2008	400	28
90-Day Euribor June Futures	Long	06/2009	1,187	1,800
90-Day Euribor March Futures	Long	03/2009	674	758
90-Day Euribor September Futures	Long	09/2008	373	(244)
90-Day Euribor September Futures	Long	09/2009	1,192	1,576
90-Day Eurodollar December Futures	Short	12/2008	258	(92)
90-Day Eurodollar December Futures	Long	12/2009	164	49
90-Day Eurodollar June Futures	Long	06/2009	1,383	7,709
90-Day Eurodollar September Futures	Short	09/2008	5	(1)
90-Day Eurodollar September Futures	Long	09/2009	1,596	7,703
Canada Government 10-Year Bond June Futures	Long	06/2008	22	91
Euro-Bund 10-Year Bond June Futures	Short	06/2008	2,270	2,249
Euro-Schatz June Futures	Long	06/2008	227	(230)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	368	32
U.S. Treasury 5-Year Note June Futures	Short	06/2008	2,120	(2,396)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	17,625	54,921
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	16,252	(21,953)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,206	1,634
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	21
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	1,914
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,095	1,696
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	1,347
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	3,292

16	PIMCO Funds	See Accompanying Notes

March 31, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	$39
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	95	(265)

				$64,238

(k)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%		03/20/2013	DUB	$17,100	$110
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,600	(421)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,500	34
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	17,000	(850)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%	)	12/20/2012	BOA	800	31
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	BEAR	7,200	602
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	RBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	UBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	800	69
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,200	(161)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	3,100	(151)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	CSFB	9,000	(436)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	MSC	1,800	(73)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	DUB	1,100	(60)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,300	(24)

See Accompanying Notes	Annual Report	March 31, 2008	17

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	$2,300	$33
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,600	81
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(2.700%	)	12/20/2017	GSC	5,000	224
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	20,000	91
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	UBS	1,500	(286)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	2,500	(416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,600	(1,431)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,600	(595)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	4,700	(58)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,200	224
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,900	118
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	1,100	(244)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	5,000	(1,040)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,700	(874)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	RBS	10,000	2,050
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	BOA	15,000	(2,965)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,100	(590)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,100	(586)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	1,200	(202)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	MLP	18,600	(3,129)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	9,300	(1,562)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	7,000	(1,057)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	CITI	26,100	(70)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	8,000	(230)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	9,600	(268)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	5,000	(138)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	2,100	(58)

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	$7,000	$(187)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	600	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	4,400	194
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	5,700	254
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,500	(140)
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	1,000	7
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	JPM	9,000	564
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	1,000	63
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	7,000	(633)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,700	(773)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	3,200	(233)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	3,200	(223)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.100%	)	09/20/2017	DUB	1,000	35
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	2,100	139
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	1,600	115
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	9,800	715

See Accompanying Notes	Annual Report	March 31, 2008	19

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	$5,400	$394
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	1,100	81
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	LEH	5,700	(335)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	11,700	(14)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	4,000	(14)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,300	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,900	(26)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	7,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,900	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	17,300	5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	19,000	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,900	(26)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	8,000	(435)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	5,000	(263)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	400	14
Target Corp. 6.000% due 01/15/2018	Buy	(1.200%	)	03/20/2018	MSC	7,000	23
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,900	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	19,000	(58)

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	$5,000	$254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	11,000	(80)
Whirlpool Corp. 6.500% due 06/15/2016	Buy	(1.060%	)	06/20/2016	GSC	6,000	(15)

							$(16,064)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$84,990	$5,104
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	11,484	652
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	48,520	3,375
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	137,264	9,595
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	2,178	125
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	24,552	1,254
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	89,397	5,447
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	31,779	1,881
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	43,400	(4,560)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	10,800	107
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	15,000	386
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	10,600	184
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	2,800	57
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,200	203
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	26,400	923
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	13,000	468
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	71,300	1,862
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	143,200	6,045
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	61,300	2,588
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	15,000	60
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	153,200	1,026
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,300	(1,228)
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	6,500	18
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	4,800	47
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	22,700	1,145
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	224,400	7,896
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,200	1,482
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	62,700	2,431
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,200	1,308
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	151,800	4,609

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	$6,400	$383
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,100	(916)

							$54,636

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$(765)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		15,900	(6)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		468,200	1,636
Pay	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	13,100	402
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		2,800	(49)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		5,200	(140)
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	HSBC		7,000	16
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	JPM		3,300	64
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP		9,000	123
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	UBS		4,700	89
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	BCLY	SEK	168,000	(164)
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	JPM		46,000	(54)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$784,700	8,823
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		1,276,300	38,082
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		282,800	(1,119)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		51,885	(251)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		299,000	13,067
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		22,400	983
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		430,500	20,551
Receive	3-Month USD-LIBOR	5.000%	06/20/2014	GSC		264,300	(20,941)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		37,900	(1,614)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		80,400	(4,363)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		51,100	(4,068)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		49,400	278
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,500	1,488
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(15,672)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		15,200	(1,066)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		146,500	(22,295)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		59,600	(9,070)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	4,060
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		31,100	(539)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		2,100	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	JPM		84,300	(520)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		105,600	(1,122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	03/15/2010	BCLY	EUR	50,000	237

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP	EUR	60,000	$314
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		52,200	358
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		8,800	89
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		22,700	183
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		33,900	(100)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.100%	03/13/2011	DUB		4,800	15
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		31,400	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		27,800	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		6,900	(138)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		40,900	(640)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		72,600	(1,148)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,900	(131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		12,600	(278)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,200	(115)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		62,000	(1,145)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,900	(128)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC	EUR	6,900	(154)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,000	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,300	(1,031)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		17,000	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.098%	09/28/2012	BNP		33,000	(540)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		75,000	(266)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		33,100	54
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		30,000	123
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,100	(435)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		169,500	(461)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		53,500	(752)

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	209,600	$(2,904)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		35,800	(506)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		21,900	(298)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		614,500	(3,573)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,900	575
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		20,200	438
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		21,200	468
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,600	(98)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	1,507
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	1,303
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		104,450	5,287
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		500	(18)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		56,600	(67)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,927	261
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	13,000	(48)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM		27,000	(180)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS		20,000	(69)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		277,600	(1,246)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	2,656
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	BCLY		2,900	13
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,631
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(744)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	1,436
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(256)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(278)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,000	(11)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,200	(1,851)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		30,600	(2,534)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	2,498
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	1,154
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	3,846
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	867
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		12,790,000	(3,571)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		7,040,000	(2,273)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	210,000	1,157
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		584,200	1,146
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		11,800	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		132,800	419
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	163,000	(938)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		47,600	(1,757)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		277,300	(9,931)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		6,000	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		427,200	(1,644)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		40,800	(199)

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	33,900	$55
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.790%	10/07/2015	BNP		50,000	(84)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		39,000	633
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		6,900	91
Pay	United Kingdom RPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(1,895)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		3,000	(48)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		11,900	(224)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		34,800	(1,123)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		13,600	(917)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		17,000	(870)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		5,250	(323)

							$(15,157)

(l)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	6,154	$386	$96
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,922	53	23
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	27	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	141.000	05/23/2008	22	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	195	4	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	144.000	05/23/2008	3,075	56	48
Call - CBOT U.S. Treasury 30-Year Bond June Futures	145.000	05/23/2008	3,400	62	53
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	1,800	17	28
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	5,500	52	86
Call - CBOT U.S. Treasury 30-Year Bond June Futures	155.000	05/23/2008	1,014	10	16
Put - CBOT U.S. Treasury 10-Year Note June Futures	84.000	05/23/2008	4,233	40	66
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,500	14	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	3,500	33	55
Put - CBOT U.S. Treasury 10-Year Note June Futures	88.000	05/23/2008	9	0	0

				$728	$498

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$2,855
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	4,813

							$2,467	$7,668

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Real Return Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	55,100	$2,903	$9,142
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,105
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	4,807	347
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	34,978
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		32,000	579	74

						$15,999	$46,646

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$100.000	04/14/2008	$850,000	$67	$204
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	102.000	04/14/2008	1,000,000	78	10
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	600,000	47	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.500	05/05/2008	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	95.000	04/04/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/14/2008	1,000,000	78	1,030
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	115.000	04/14/2008	950,000	74	1

				$439	$1,247

(m)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	3,017	$3,364	$6,411
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	1,158	1,406	1,864
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,309	1,486	1,104
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,581	2,543	1,828
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,444	1,552	113
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,474	1,816	322
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,450	344

				$14,693	$13,830

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$72,000	$1,917	$6,492
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	416
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	74,000	1,950	2,861
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,300	1,317	4,484
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	178
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	5,634
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	223
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	11,983
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	767
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	4,210
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,568
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	9,657
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	383
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	10,180
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	652
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	8,512
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,285	545
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	3,412
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	12,373
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	4,610

							$50,016	$89,140

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$104
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	10,421
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	32,000	530	2,038

				$3,705	$12,563

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments  Real Return Fund  (Cont.)

(n)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$28,165	$25,807	0.17%

(o)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$344,300	$329,534	$340,803
Fannie Mae	5.500%	04/01/2023	5,000	5,089	5,104
Fannie Mae	5.500%	04/01/2038	297,900	301,684	300,739
Fannie Mae	6.000%	04/01/2038	819,400	826,562	839,501
Freddie Mac	5.000%	04/01/2038	200	192	198
Freddie Mac	5.500%	04/01/2038	11,000	11,100	11,108
Freddie Mac	6.000%	04/01/2038	627,800	630,462	643,790
Ginnie Mae	5.500%	04/01/2038	6,000	6,131	6,117
U.S. Treasury Bonds	4.750%	02/15/2037	107,800	112,886	116,971
U.S. Treasury Bonds	5.375%	02/15/2031	700	803	819
U.S. Treasury Notes	2.000%	02/28/2010	150,000	151,181	152,021
U.S. Treasury Notes	3.125%	09/15/2008	177,200	178,128	179,451
U.S. Treasury Notes	3.250%	12/31/2009	93,300	95,911	96,852
U.S. Treasury Notes	3.500%	02/15/2018	19,900	20,023	20,130
U.S. Treasury Notes	3.625%	12/31/2012	30,710	32,178	32,795
U.S. Treasury Notes	3.625%	05/15/2013	21,700	22,794	23,312
U.S. Treasury Notes	3.875%	10/31/2012	5,000	5,280	5,325
U.S. Treasury Notes	4.125%	08/31/2012	123,600	130,100	133,242
U.S. Treasury Notes	4.250%	08/15/2014	3,700	3,925	4,073
U.S. Treasury Notes	4.250%	11/15/2017	106,910	112,841	116,077
U.S. Treasury Notes	4.500%	02/15/2016	108,600	117,589	120,432
U.S. Treasury Notes	4.750%	05/15/2014	201,500	224,615	230,895
U.S. Treasury Notes	4.750%	08/15/2017	110,300	119,239	122,853
U.S. Treasury Notes	4.875%	08/15/2016	223,550	246,280	252,541
U.S. Treasury Notes	5.125%	05/15/2016	71,300	80,498	82,911

				$3,765,025	$3,838,060

(2)	Market value includes $16,549 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	330,774	07/2008	$6,571	$0	$6,571
Sell		167,186	07/2008	2,437	0	2,437
Buy		217,373	12/2008	1,672	0	1,672
Sell		119,627	12/2008	1,765	0	1,765
Sell	CAD	25,618	04/2008	771	0	771
Sell	CHF	10,851	06/2008	0	(511)	(511)
Sell	EUR	130,595	04/2008	0	(2,512)	(2,512)
Sell	GBP	171,732	04/2008	7	(893)	(886)
Sell	JPY	4,402,460	04/2008	0	(1,536)	(1,536)
Buy		5,482,596	05/2008	1,168	0	1,168
Sell		43,596,357	05/2008	33	(12,380)	(12,347)

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	36,683,036	05/2008	$0	$(2,234)	$(2,234)
Buy		6,423,533	08/2008	0	(274)	(274)
Buy	MXN	2,483,735	07/2008	7,426	0	7,426
Sell		2,295,481	07/2008	0	(3,906)	(3,906)
Buy	MYR	82,503	05/2008	819	(79)	740
Buy		313	08/2008	1	0	1
Sell	NZD	8,951	04/2008	131	0	131
Buy	PHP	670,219	08/2008	0	(616)	(616)
Buy	PLN	130,931	07/2008	11,192	0	11,192
Buy	RUB	17,945	07/2008	47	0	47
Buy		2,071,529	11/2008	2,349	0	2,349
Sell		748,678	11/2008	0	(1,380)	(1,380)
Sell	SEK	66,896	06/2008	0	(407)	(407)
Buy	SGD	66,745	05/2008	3,886	0	3,886
Buy		3,017	11/2008	59	0	59

				$40,334	$(26,728)	$13,606

See Accompanying Notes	Annual Report	March 31, 2008	29

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class A
03/31/2008	$10.89	$0.58	$0.90	$1.48	$(0.55)	$(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
Class B
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
Class C
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)

(a)	Per share amounts based on average number of shares outstanding during the year.

30	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.92)	$11.45	14.33%	$3,112,012	0.90%	0.90%	5.29%	806%
(0.01)	(0.42)	10.89	4.53	2,880,617	0.90	0.90	3.16	480
0.00	(0.65)	10.82	0.35	3,428,636	0.90	0.90	4.31	388
0.00	(0.70)	11.42	3.00	3,327,325	0.90	0.90	3.11	369
0.00	(0.86)	11.79	11.24	2,503,472	0.90	0.90	2.85	308

0.00	(0.83)	11.45	13.49	633,778	1.65	1.65	4.62	806
(0.01)	(0.34)	10.89	3.76	737,160	1.65	1.65	2.52	480
0.00	(0.57)	10.82	(0.40)	1,013,934	1.65	1.65	3.67	388
0.00	(0.62)	11.42	2.23	1,257,959	1.65	1.65	2.51	369
0.00	(0.77)	11.79	10.41	1,279,605	1.65	1.65	2.18	308

0.00	(0.86)	11.45	13.77	1,580,743	1.40	1.40	4.80	806
(0.01)	(0.36)	10.89	4.02	1,493,749	1.40	1.40	2.81	480
0.00	(0.59)	10.82	(0.15)	2,188,960	1.40	1.40	3.88	388
0.00	(0.65)	11.42	2.48	2,451,603	1.40	1.40	2.67	369
0.00	(0.80)	11.79	10.69	2,088,573	1.40	1.40	2.39	308

Annual Report	March 31, 2008	31

Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$28,778,058
Repurchase agreements, at value	50,005
Cash	84,665
Deposits with counterparty	83,880
Foreign currency, at value	33,649
Receivable for investments sold	4,980,084
Receivable for investments sold on a delayed-delivery basis	157,152
Receivable for Fund shares sold	193,604
Interest and dividends receivable	131,200
Variation margin receivable	6,892
Swap premiums paid	67,183
Unrealized appreciation on foreign currency contracts	40,334
Unrealized appreciation on swap agreements	191,416
Other assets	4
34,798,126
Liabilities:
Payable for investments purchased	$2,873,008
Payable for investments purchased on a delayed-delivery basis	12,104,626
Payable for short sales	3,838,060
Payable for Fund shares redeemed	50,115
Dividends payable	4,888
Written options outstanding	115,533
Accrued investment advisory fee	2,945
Accrued administrative fee	3,371
Accrued distribution fee	1,155
Accrued servicing fee	1,269
Variation margin payable	1,394
Swap premium received	85,048
Unrealized depreciation on foreign currency contracts	26,728
Unrealized depreciation on swap agreements	168,001
Other liabilities	36,942
19,313,083
Net Assets	$15,485,043
Net Assets Consist of:
Paid in capital	$15,141,285
Undistributed net investment income	(50,932)
Accumulated undistributed net realized gain	220,525
Net unrealized appreciation	174,165
$15,485,043
Net Assets:
Class A	$3,112,012
Class B	633,778
Class C	1,580,743
Other Classes	10,158,510
Shares Issued and Outstanding:
Class A	271,665
Class B	55,323
Class C	137,991
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$11.45
Class B	11.45
Class C	11.45
Cost of Investments Owned	$28,564,226
Cost of Repurchase Agreements Owned	$50,005
Cost of Foreign Currency Held	$33,837
Proceeds Received on Short Sales	$3,765,025
Premiums Received on Written Options	$68,414
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2008 (Amounts in thousands)

Investment Income:
Interest	$739,875
Dividends	516
Miscellaneous income	243
Total Income	740,634

Expenses:
Investment advisory fees	30,116
Administrative fees	35,482
Distribution fees - Class B	4,906
Distribution fees - Class C	6,909
Servicing fees - Class A	6,817
Servicing fees - Class B	1,635
Servicing fees - Class C	3,454
Distribution and/or servicing fees - Other Classes	3,821
Trustees’ fees	37
Interest expense	534
Miscellaneous expense	15
Total Expenses	93,726

Net Investment Income	646,908

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,036,602
Net realized (loss) on futures contracts, written options and swaps	(70,252)
Net realized (loss) on foreign currency transactions	(53,650)
Net change in unrealized appreciation on investments	42,035
Net change in unrealized appreciation on futures contracts, written options and swaps	17,461
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,379
Net Gain	983,575

Net Increase in Net Assets Resulting from Operations	$1,630,483

See Accompanying Notes	Annual Report	March 31, 2008	33

Statements of Changes in Net Assets

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$646,908	$444,545
Net realized gain (loss)	912,700	(79,479)
Net change in unrealized appreciation	70,875	256,092
Net increase resulting from operations	1,630,483	621,158

Distributions to Shareholders:
From net investment income
Class A	(137,415)	(98,381)
Class B	(28,485)	(21,086)
Class C	(62,638)	(49,499)
Other Classes	(386,771)	(264,920)
From net realized capital gains
Class A	(85,187)	(21,662)
Class B	(21,089)	(5,705)
Class C	(44,905)	(11,917)
Other Classes	(239,600)	(49,337)
Tax basis return of capital
Class A	0	(3,493)
Class B	0	(957)
Class C	0	(2,014)
Other Classes	0	(8,271)

Total Distributions	(1,006,090)	(537,242)

Fund Share Transactions:
Receipts for shares sold
Class A	1,212,448	877,432
Class B	22,216	12,415
Class C	346,499	148,907
Other Classes	4,807,987	2,699,870
Issued as reinvestment of distributions
Class A	169,759	88,030
Class B	34,399	18,762
Class C	68,841	40,063
Other Classes	569,654	294,942
Cost of shares redeemed
Class A	(1,283,864)	(1,530,773)
Class B	(190,928)	(312,318)
Class C	(395,944)	(892,652)
Other Classes	(2,425,613)	(3,736,126)
Net increase (decrease) resulting from Fund share transactions	2,935,454	(2,291,448)

Fund Redemption Fee	61	96

Total Increase (Decrease) in Net Assets	3,559,908	(2,207,436)

Net Assets:
Beginning of year	11,925,135	14,132,571
End of year*	$15,485,043	$11,925,135

*Including undistributed (overdistributed) net investment income of:	$(50,932)	$(14,262)

34	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of

Annual Report	March 31, 2008	35

Notes to Financial Statements  (Cont.)

Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When

36	PIMCO Funds

March 31, 2008

the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency   The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Annual Report	March 31, 2008	37

Notes to Financial Statements  (Cont.)

(i) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated

38	PIMCO Funds

March 31, 2008

with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Fund may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Annual Report	March 31, 2008	39

Notes to Financial Statements  (Cont.)

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are

40	PIMCO Funds

March 31, 2008

judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

(q) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and

42	PIMCO Funds

March 31, 2008

interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Fund and will provide additional information in relation to the Statement in the Fund’s semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Administrative Fee
Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.20%	0.20%	0.40%	0.40%	0.40%

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $3,015,327 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and

44	PIMCO Funds

March 31, 2008

indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$163,483,681	$158,413,339	$2,244,682	$910,086

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	6,610	$305,000	$5,303
Sales	21,945	2,476,140	77,401
Closing Buys	(2,184)	(767,540)	(8,313)
Expirations	(10,791)	(162,600)	(4,839)
Exercised	(3,597)	0	(1,138)
Balance at 03/31/2008	11,983	$1,851,000	$68,414

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	109,245	$1,212,448	81,254	$877,432
Class B	2,000	22,216	1,149	12,415
Class C	30,931	346,499	13,777	148,907
Other Classes	431,194	4,807,987	250,430	2,699,870
Issued as reinvestment of distributions
Class A	15,580	169,759	8,127	88,030
Class B	3,164	34,399	1,733	18,762
Class C	6,326	68,841	3,700	40,063
Other Classes	52,225	569,654	27,228	294,942
Cost of shares redeemed
Class A	(117,632)	(1,283,864)	(141,838)	(1,530,773)
Class B	(17,520)	(190,928)	(28,927)	(312,318)
Class C	(36,409)	(395,944)	(82,673)	(892,652)
Other Classes	(222,140)	(2,425,613)	(345,461)	(3,736,126)
Net increase (decrease) resulting from Fund share transactions	256,964	$2,935,454	(211,501)	$(2,291,448)

46	PIMCO Funds

March 31, 2008

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld

Annual Report	March 31, 2008	47

Notes to Financial Statements  (Cont.)

its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

11.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund is subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Real Return Fund incurred $127,057 in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral
$425,246	$0	$15,395	$(96,883)	$0	$0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

48	PIMCO Funds

March 31, 2008

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
$28,719,021	$231,477	$(122,435)	$109,042

(3)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and passive foreign investment companies.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2008			March 31, 2007
Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital (5)
$1,006,090	$0	$0	$522,166	$342	$14,734

(4)	Includes short-term capital gains distributed.
(5)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2008	49

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BOA	Bank of America	LEH	Lehman Brothers, Inc.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BEAR	Bear Stearns & Co., Inc.	MSC	Morgan Stanley
BNP	BNP Paribas Bank	NAB	National Australia Bank Limited
CITI	Citibank N.A.	RBC	Royal Bank of Canada
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	SOG	Societe Generale
DUB	Deutsche Bank AG	UBS	UBS Warburg LLC
GSC	Goldman Sachs & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SAR	Saudi Riyal
GBP	British Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguay Peso
KRW	South Korean Won	ZAR	South African Rand
KZT	Kazakhstan Tenge

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

50	PIMCO Funds

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	51

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Real Return Fund, one of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

52	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.01%	0.05%	$401,595	$3,229

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	53

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.
J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

54	PIMCO Funds

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	55

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

56	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689AR_21169

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		30
Consolidated Statement of Assets and Liabilities		33
Statements of Operations		34
Consolidated Statement of Operations		37
Statements of Changes in Net Assets		38
Consolidated Statements of Changes in Net Assets		42
Statement of Cash Flows		43
Notes to Financial Statements		141
Glossary		157
Report of Independent Registered Public Accounting Firm		158
Federal Income Tax Information		159
Management of the Trust		160
Privacy Policy		162
Approval of Investment Advisory Contract, Administration Agreement and Sub-Advisory Agreements for Fundamental Advantage Tax Efficient Strategy Fund and Fundamental Advantage Total Return Strategy Fund		163

FUND	Fund Summary	Schedules of Investments

All Asset Fund	4	44
All Asset All Authority Fund	5	45
European StocksPLUS® TR Strategy Fund	6	46
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	7	50
Fundamental Advantage Tax Efficient Strategy Fund	8	56
Fundamental Advantage Total Return Strategy Fund	9	57
Fundamental IndexPLUS™ Fund	10	60
Fundamental IndexPLUS™ TR Fund	11	67
International StocksPLUS® TR Strategy Fund (Unhedged)	12	74
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13	79
Japanese StocksPLUS® TR Strategy Fund	14	86
Real Return Asset Fund	15	92
RealEstateRealReturn Strategy Fund	16	100
Small Cap StocksPLUS® TR Fund	17	106
StocksPLUS® Long Duration Fund	18	111
StocksPLUS® Total Return Fund	19	114
StocksPLUS® TR Short Strategy Fund	20	121
CommodityRealReturn Strategy Fund®	21	128

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Strategic Markets Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

■

Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 21.80% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period.

■

Global equities generally declined during the period, with the S&P 500 Index declining 5.08%, the European Blue Chip 50 Index (USD Hedged) declining 10.44%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.05%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares of the following Funds were first offered in (month/year): All Asset Fund (12/02), Fundamental IndexPLUS™ Fund (6/05), Fundamental IndexPLUS™ TR Fund (6/05), International StocksPLUS® TR Strategy Fund (Unhedged) (11/06) and CommodityRealReturn Strategy Fund® (2/03). All other Funds in this Annual Report do not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Strategic Markets Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	3

PIMCO All Asset Fund	Institutional Class	PAAIX
	Administrative Class	PAALX

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

Real Return Fund	12.4%
Real Return Asset Fund	12.2%
Developing Local Markets Fund	10.0%
Emerging Local Bond Fund	8.6%
Floating Income Fund	8.2%
Emerging Markets Bond Fund	7.0%
Total Return Fund	6.9%
Low Duration Fund	5.6%
Other	29.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	6.51%	9.05%	10.66%
PIMCO All Asset Fund Administrative Class	6.25%	8.79%	10.39%
Lehman Brothers U.S. TIPS: 1-10 Year Index	14.71%	6.25%	7.10%
Consumer Price Index + 500 Basis Points	9.28%	8.26%	8.31%
Lipper Flexible Portfolio Funds Average	1.94%	11.66%	10.09%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.855% for the Institutional Class shares and 1.105% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,018.56	$1,017.37	$1,023.95	$1,022.69
Expenses Paid During Period†	$1.06	$2.33	$1.07	$2.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class 0.211% for Institutional Class, 0.462% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Fund are currently capped at 0.64% of total assets. The annualized expense ratios of 0.211% for Institutional Class and 0.462% for Administrative Class reflect net annualized expenses after application of an Advisory Fee waiver of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

»

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

»	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

4	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund
	Institutional Class	PAUIX

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

StocksPLUS® TR Short Strategy Fund	17.6%
Real Return Asset Fund	13.7%
Real Return Fund	12.5%
Developing Local Markets Fund	9.5%
Emerging Markets Bond Fund	7.0%
Emerging Local Bond Fund	6.5%
Other	33.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	10.99%	9.06%
S&P 500 Index	-5.08%	7.32%
Consumer Price Index + 650 Basis Points	10.92%	10.20%
Lipper Flexible Portfolio Funds Average	1.94%	8.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 2.63% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,060.46	$1,017.35
Expenses Paid During Period†	$7.88	$7.72

† Expenses are equal to the net annualized expense ratio of 1.53% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

»

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

»

An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the PIMCO StocksPLUS® TR Short Strategy Fund’s short exposure to the S&P 500 Index, which declined over the period.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both U.S. and international equities declined.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

»	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Annual Report	March 31, 2008	5

PIMCO European StocksPLUS® TR Strategy Fund
	Institutional Class	PESIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	67.2%
Short-Term Instruments	11.5%
Corporate Bonds & Notes	9.5%
Mortgage-Backed Securities	4.8%
Asset-Backed Securities	3.1%
Other	3.9%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO European StocksPLUS® TR Strategy Fund Institutional Class	-9.14%	11.48%
European Blue Chip 50 Index (Hedged)	-10.44%	11.47%
Lipper European Region Funds Average	-3.10%	18.12%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.81% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$841.24	$1,014.35
Expenses Paid During Period†	$9.80	$10.73

† Expenses are equal to the net annualized expense ratio of 2.13% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO European StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of fixed-income instruments.

»

The European Blue Chip 50 Index (USD Hedged) posted a total return of -10.44% for the twelve-month period ended on March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The Index experienced a substantial drop during the first quarter of 2008 and declined over 13% in January alone.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short maturity rates during the first quarter of 2008 benefited returns as short maturity rates declined.

»	Positions in spread sectors, including mortgages and corporates, detracted from performance as spreads widened during the period.

»	The Fund’s long-euro bias during the second half of the period added to returns as the euro appreciated versus the U.S. dollar.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

6	PIMCO Funds	Strategic Markets Funds

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Institutional Class	PEJIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	61.3%
Corporate Bonds & Notes	13.7%
Short-Term Instruments	7.8%
Asset-Backed Securities	6.8%
Mortgage-Backed Securities	4.6%
Other	5.8%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	13.12%	16.21%
MSCI All Country Far East (ex-Japan) Hedged USD Index	17.68%	19.49%
Lipper Pacific ex-Japan Funds Average	14.83%	21.43%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.76% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$906.81	$1,014.70
Expenses Paid During Period†	$9.82	$10.38

† Expenses are equal to the net annualized expense ratio of 2.06% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income instruments.

»	The MSCI All Country Far East (ex-Japan) Hedged USD Index posted a total return of 17.68% for the twelve-month period ended on March 31, 2008, which enhanced total return performance of the Fund.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined during the period.

»	Holdings of mortgage-backed securities materially detracted from performance as spreads widened.

»	Holdings of corporates significantly detracted from returns as spreads widened.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Annual Report	March 31, 2008	7

PIMCO Fundamental Advantage Tax Efficient Strategy Fund
	Institutional Class	PFAEX

Portfolio Insights

Allocation Breakdown‡

Short-Term Instruments	54.4%
California	8.6%
Texas	7.1%
Pennsylvania	5.2%
Other	24.7%
‡	% of Total Investments as of 03/31/2008

A line graph is not included since the Fund has less than six months of audited financial statements.

Average Annual Total Return for the period ended March 31, 2008
Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Institutional Class	-0.20%
SIFMA Municipal Swap Index	0.22%
Lipper Equity Market Neutral Funds Average	-0.85%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 02/27/2008, as supplemented to date, is 1.01% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$998.00	$1,020.55
Expenses Paid During Period†	$0.75	$4.50

† Expenses are equal to the net annualized expense ratio of 0.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 29/183 (to reflect the period since the Fund commenced operations on 02/29/08). The annualized expense ratio of 0.89% for Institutional Class reflects net annualized expenses after application of an expense waiver of 7.95%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

»

The PIMCO Fundamental Advantage Tax Efficient Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed-income instruments, a substantial portion of which are expected to be high-yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund was launched on February 29, 2008.

»

The Enhanced RAFI™ 1000 lagged the S&P 500 Index by 0.84%, in conjunction with higher allocations to low price to book (value) stocks and smaller capitalization stocks. The Fund’s long derivative exposure to the Enhanced RAFI™ 1000 versus short exposure to the S&P 500 Index detracted from performance.

»	Duration exposure with an emphasis on intermediate and longer maturities benefited performance as rates declined.

»	Exposure to high-yield municipal bonds benefited returns as the high-yield municipal bond sector generated positive returns for the month.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental Advantage Total Return Strategy Fund
	Institutional Class	PFATX

Portfolio Insights

Allocation Breakdown‡

Short-Term Instruments	72.0%
U.S. Government Agencies	25.5%
Corporate Bonds & Notes	1.3%
U.S. Treasury Obligations	0.9%
Asset-Backed Securities	0.3%
Other	0.0%
‡	% of Total Investments as of 03/31/2008

A line graph is not included since the Fund has less than six months of audited financial statements.

Average Annual Total Return for the period ended March 31, 2008
Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	0.00%
3 Month LIBOR Index	0.40%
Lipper Equity Market Neutral Funds Average	-0.85%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 02/27/2008, as supplemented to date, is 0.91% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,000.00	$1,020.55
Expenses Paid During Period†	$0.75	$4.50

† Expenses are equal to the net annualized expense ratio of 0.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 29/183 (to reflect the period since the Fund commenced operations on 02/29/08). The annualized expense ratio of 0.89% for Institutional Class reflects net annualized expenses after application of an expense waiver of 0.10%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments.

»	The Fund was launched on February 29, 2008.

»

The Enhanced RAFI™ 1000 lagged the S&P 500 Index by 0.84%, in conjunction with higher allocations to low price to book (value) stocks and smaller capitalization stocks. The Fund’s long derivative exposure to the Enhanced RAFI™ 1000 versus short exposure to the S&P 500 Index detracted from performance.

»	U.S. duration exposure with an emphasis on the intermediate portion of the yield curve benefited performance as U.S. Treasury rates declined.

»	Exposure to mortgage holdings detracted from performance as spreads widened.

»	Positions in corporates detracted from returns as spreads widened.

»	Exposure to U.K. short and intermediate maturity rates detracted from performance as rates increased.

»	A short U.K. sterling position modestly added to returns as the U.K. sterling depreciated versus the U.S. dollar.

Annual Report	March 31, 2008	9

PIMCO Fundamental IndexPLUS™ Fund	Institutional Class	PFPIX
	Administrative Class	PFPAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	33.0%
Short-Term Instruments	22.0%
Asset-Backed Securities	17.1%
Mortgage-Backed Securities	13.1%
U.S. Government Agencies	12.0%
Other	2.8%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	-7.88%	5.57%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	-8.14%	5.29%
FTSE RAFI™ 1000 Index	-8.65%	5.80%
S&P 500 Index	-5.08%	5.87%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.70% for the Institutional Class shares and 0.95% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$904.26	$903.53	$1,016.40	$1,015.20
Expenses Paid During Period†	$8.19	$9.33	$8.67	$9.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.82% for Institutional Class, 1.09% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»

The Fund’s exposure to Enhanced RAFI™ 1000 detracted from performance relative to the S&P 500 Index. The Enhanced RAFI™ 1000 benefited from favorable positioning in the financials and materials sectors, despite being weighed down by modest exposures to value and small capitalization stocks.

»

The recalibrated, proprietary Enhanced RAFI™ 1000 portfolio outperformed the FTSE RAFI™ 1000 Index (the Fund’s Benchmark Index) by 1.83%, reflecting positive added value provided by the Fund’s sub-advisor, Research Affiliates.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Curve steepening strategies added to returns as the yield curve between two-year and 30-year U.S. Treasuries steepened during the period.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

10	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ TR Fund	Institutional Class	PXTIX
	Administrative Class	PXTAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	54.7%
Corporate Bonds & Notes	16.6%
Short-Term Instruments	15.8%
Asset-Backed Securities	4.4%
Mortgage-Backed Securities	4.1%
Other	4.4%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	-3.72%	6.74%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	-3.90%	6.48%
FTSE RAFI™ 1000 Index	-8.65%	5.80%
S&P 500 Index	-5.08%	5.87%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.79% for the Institutional Class shares and 1.04% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$865.95	$864.47	$1,020.90	$1,019.55
Expenses Paid During Period†	$3.83	$5.08	$4.14	$5.50

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.72% for Institutional Class, 1.96% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»

The Fund’s exposure to Enhanced RAFI™ 1000 detracted from performance relative to the S&P 500 Index. The Enhanced RAFI™ 1000 benefited from favorable positioning in the financials and materials sectors, despite being weighed down by modest exposures to value and small capitalization stocks.

»

The recalibrated, proprietary Enhanced RAFI™ 1000 portfolio outperformed the FTSE RAFI™ 1000 Index (the Fund’s Benchmark Index) by 1.83%, reflecting positive added value provided by the Fund’s sub-advisor, Research Affiliates.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Annual Report	March 31, 2008	11

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Institutional Class	PSKIX
	Administrative Class	PSKAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.8%
Short-Term Instruments	18.2%
Corporate Bonds & Notes	17.5%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	3.6%
Other	1.8%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	1.35%	5.84%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	1.06%	5.55%
MSCI EAFE Net Dividend Index (USD Unhedged)	-2.70%	3.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	3.90%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.64% for the Institutional Class shares and 0.89% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$933.26	$932.49	$1,016.10	$1,014.75
Expenses Paid During Period†	$8.60	$9.90	$8.97	$10.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the Class (1.78% for Institutional Class, 2.05% for the Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»

The MSCI EAFE Net Dividend Index (USD Unhedged) declined 2.70% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the second half of the twelve-month period.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

»	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

12	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Institutional Class	PISIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.0%
U.S. Treasury Obligations	23.4%
Corporate Bonds & Notes	11.2%
Short-Term Instruments	4.5%
Mortgage-Backed Securities	4.3%
Other	5.6%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	-13.31%	11.50%
MSCI EAFE Net Dividend Hedged USD Index	-14.05%	11.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	15.28%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio is as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.77% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$835.80	$1,013.45
Expenses Paid During Period†	$10.60	$11.63

† Expenses are equal to the net annualized expense ratio of 2.31% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a portfolio of fixed-income instruments.

»

The MSCI EAFE Net Dividend Hedged USD Index declined 14.05% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the first quarter of 2008.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

»	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Annual Report	March 31, 2008	13

PIMCO Japanese StocksPLUS® TR Strategy Fund
	Institutional Class	PJSIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	48.6%
U.S. Treasury Obligations	21.7%
Mortgage-Backed Securities	8.7%
Corporate Bonds & Notes	7.1%
Short-Term Instruments	4.8%
Other	9.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO Japanese StocksPLUS® TR Strategy Fund Institutional Class	-26.10%	7.55%
MSCI Japan Hedged USD Index	-25.93%	9.09%
Lipper Japanese Funds Average	-18.36%	5.09%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.93% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$759.97	$1,013.45
Expenses Paid During Period†	$10.16	$11.63

† Expenses are equal to the net annualized expense ratio of 2.31% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Japanese StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives, backed by a portfolio of fixed-income instruments.

»

The MSCI Japan Hedged USD Index posted a total return of -25.93% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

»	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

14	PIMCO Funds	Strategic Markets Funds

PIMCO Real Return Asset Fund
	Institutional Class	PRAIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	60.9%
U.S. Government Agencies	24.9%
Short-Term Instruments	5.5%
Corporate Bonds & Notes	4.7%
Foreign Currency-Denominated Issues	1.3%
Other	2.7%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (11/12/01)*
PIMCO Real Return Asset Fund Institutional Class	15.55%	8.57%	9.57%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	14.37%	8.17%	9.08%
Lipper Treasury Inflation Protected Securities Funds Average	12.62%	5.94%	6.85%

All Fund returns are net of fees and expenses.

*The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,109.68	$1,021.95
Expenses Paid During Period†	$3.22	$3.08

† Expenses are equal to the net annualized expense ratio of 0.61% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through January 2008 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

»	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

»	Exposure to U.S. corporate securities in March 2007 through December 2007 detracted from performance as this sector underperformed like-duration U.S. Treasuries over the period.

Annual Report	March 31, 2008	15

PIMCO RealEstateRealReturn Strategy Fund
	Institutional Class	PRRSX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.5%
Short-Term Instruments	21.5%
U.S. Government Agencies	19.9%
Corporate Bonds & Notes	1.9%
Foreign Currency-Denominated Issues	1.3%
Other	0.9%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	-9.66%	18.54%
Dow Jones Wilshire Real Estate Investment Trust Index	-19.06%	15.18%
Lipper Real Estate Funds Average	-18.48%	13.98%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.74% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$970.17	$1,021.30
Expenses Paid During Period†	$3.64	$3.74

† Expenses are equal to the net annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Returns for Real Estate Investment Trusts (“REITs”) declined over the period, which detracted from total return performance through the Fund’s derivative exposure to the Index.

»

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

»	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

»	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

16	PIMCO Funds	Strategic Markets Funds

PIMCO Small Cap StocksPLUS® TR Fund
	Institutional Class	PSCSX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	49.9%
Corporate Bonds & Notes	18.5%
Short-Term Instruments	17.4%
Asset-Backed Securities	8.8%
Mortgage-Backed Securities	2.2%
Other	3.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	-9.75%	-1.55%
Russell 2000® Index	-13.00%	-4.01%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.30%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.69% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$889.26	$1,014.75
Expenses Paid During Period†	$9.68	$10.33

† Expenses are equal to the net annualized expense ratio of 2.05% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»

The Russell 2000 Index declined 13.00% over the twelve-month period ended March 31, 2008, namely due to declines in the consumer discretionary and financial service sectors, which detracted from the Fund’s performance through the Fund’s derivative exposure to the Index.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened over the period.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Annual Report	March 31, 2008	17

PIMCO StocksPLUS® Long Duration Fund
	Institutional Class	PSLDX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	37.2%
Short-Term Instruments	24.2%
U.S. Government Agencies	18.1%
U.S. Treasury Obligations	16.0%
Foreign Currency-Denominated Issues	1.5%
Other	3.0%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended March 31, 2008
Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	-4.23%
S&P 500 Index	-9.19%
S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR	-6.95%
Lipper Specialty Diversified Equity Funds Average	7.54%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$922.68	$1,021.85
Expenses Paid During Period†	$3.03	$3.18

† Expenses are equal to the net annualized expense ratio of 0.63% for Institutional Class, multiplied by the average account value over the period, multiplied by 30/183 (to reflect the period since the Fund commenced operations on 08/30/07). The annualized expense ratio of 0.63% for Institutional Class reflects net annualized expenses after application of an expense waiver of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described in the Prospectus), by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a diversified portfolio of long-term fixed-income instruments.

»	The Fund was launched on August 31, 2007.

»	The Fund’s primary benchmark index is the S&P 500 Index. The Fund’s secondary benchmark index is the S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR.

»

Compared to the Fund’s secondary benchmark index, duration positioning since inception was a positive contributor to relative performance. An average above-index duration during the year added value as yields declined across all maturities.

»	A curve steepening bias relative to the secondary benchmark index during the period added value as the two- to 30-year yield spread steepened.

»

An allocation to long interest rate swaps, relative to the Fund’s secondary benchmark index, during the year positively affected relative performance as the 30-year swap spread narrowed; however, some of this gain was mitigated by exposure to short-end swaps as shorter maturities’ spreads widened.

»

Since inception to the end of 2007, exposure to the Japanese yen benefited performance as the Japanese yen appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies since inception added value as they apprecaited versus the U.S. dollar.

»

A below-benchmark allocation to corporates, compared to the Fund’s secondary benchmark index, benefited performance as corporates underperformed compared to like-duration U.S. Treasuries during the reporting period.

»	Versus the Fund’s secondary benchmark index, an out-of-benchmark allocation to mortgages hindered performance as U.S. Treasuries outperformed mortgages since inception.

»

The S&P 500 Index posted a -9.19% return over the seven-month period ending on March 31, 2008, led by a significant decline of stocks within the financial sector. Exposure to the S&P 500 Index through derivatives detracted from the Fund’s overall performance.

18	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund
	Institutional Class	PSPTX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.1%
Corporate Bonds & Notes	16.1%
Short-Term Instruments	10.3%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	5.9%
Other	3.5%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO StocksPLUS® Total Return Fund Institutional Class	-2.33%	12.27%	9.02%
S&P 500 Index	-5.08%	11.32%	7.12%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	5.84%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.64% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$905.75	$1,005.65
Expenses Paid During Period†	$18.44	$19.40

† Expenses are equal to the net annualized expense ratio of 3.87% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Annual Report	March 31, 2008	19

PIMCO StocksPLUS® TR Short Strategy Fund
	Institutional Class	PSTIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	41.1%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	1.7%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/23/03)*
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	18.39%	2.96%
Inverse of S&P 500 Index	4.01%	-8.45%
Lipper Dedicated Short Bias Funds Average	7.12%	-8.19%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.69% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,225.43	$1,017.55
Expenses Paid During Period†	$8.29	$7.52

† Expenses are equal to the net annualized expense ratio of 1.49% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index or specific S&P 500 Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the S&P 500 Index, subject to certain limitations.

»

The inverse of the S&P 500 Index posted a total return of 4.01% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. The inverse of the S&P 500 Index increased amid an environment of generally downward movement in stock market indexes. This enhanced total return performance of the Fund through the Fund’s derivative exposure to the Index.

»	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

»	Exposure to U.K. short maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

»	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened during the period.

»	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

20	PIMCO Funds	Strategic Markets Funds

PIMCO CommodityRealReturn Strategy Fund®	Institutional Class	PCRIX
	Administrative Class	PCRRX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	17.2%
Commodity Index-Linked Notes	11.2%
Short-Term Instruments	8.3%
Corporate Bonds & Notes	4.7%
Other	5.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	34.08%	19.15%	21.76%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	33.76%	18.83%	21.45%
Dow Jones-AIG Commodity Total Return Index	21.80%	15.71%	16.30%
Lipper Specialty Diversified Equity Funds Average	8.92%	7.35%	5.35%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.75% for the Institutional Class shares and 1.00% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,250.65	$1,248.42	$1,021.25	$1,020.00
Expenses Paid During Period†	$4.22	$5.62	$3.79	$5.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Institutional Class, 1.00% Administrative Class) multiplied by the average account value over the period, 183/366 (to reflect the one-half year period). The annualized expense ratio of 0.75% for Institutional Class and 1.00% for Administrative Class reflects net annualized expenses after application of an expense waiver of 0.04%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Commodities gained 21.80% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index, which enhanced the Fund’s total return performance through the Fund’s derivative exposure to the Index. The energy, grains, and precious metals sectors benefited performance while the livestock sector detracted from performance.

»

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance during the period as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

»	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

»	Exposure to U.S. corporate securities in March 2007 through December 2007 detracted from performance as this sector underperformed like-duration U.S. Treasuries over the period.

Annual Report	March 31, 2008	21

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed Securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

22	PIMCO Funds	Strategic Markets Funds

Index	Description

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Lehman Brothers Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
03/31/2008	$12.80	$0.99	$(0.18)	$0.81	$(1.00)	$0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
Administrative Class
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)

All Asset All Authority Fund
Institutional Class
03/31/2008	$10.69	$0.79	$0.34	$1.13	$(0.83)	$0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/03 - 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

European StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2008	$10.32	$0.49	$(1.34)	$(0.85)	$(0.46)	$(0.09)
03/31/2007	11.32	0.47	1.14	1.61	(2.61)	0.00
03/31/2006	9.86	0.40	2.23	2.63	(1.17)	0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2008	$12.56	$0.61	$1.28	$1.89	$(2.95)	$(0.02)
03/31/2007	12.09	0.53	2.08	2.61	(2.14)	0.00
03/31/2006	10.67	0.44	2.04	2.48	(1.06)	0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(f)	Ratio of expenses to average net assets includes line of credit expense.
(g)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(j)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(k)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.225%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.475%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.00)	$12.61	6.51%	$11,355,872	0.205	%(l)	0.205	%(l)	7.65%	96%
0.00	(0.80)	12.80	8.04	8,947,098	0.235	(j)	0.235	(j)	6.30	86
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87	56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	0.21	(c)	7.17	92
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	0.23	(c)	6.13	99

0.00	(0.97)	12.59	6.25	161,144	0.455	(m)	0.455	(m)	7.04	96
0.00	(0.77)	12.78	7.73	184,943	0.485	(j)	0.485	(j)	6.48	86
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52	56
0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	0.46	(d)	7.77	92
0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	0.48	(d)	6.88	99

$0.00	$(0.83)	$10.99	10.99%	$394,381	1.91	%(f)	0.25%		7.25%	116%
0.00	(0.64)	10.69	6.87	298,604	1.80	(f)(k)	0.27	(k)	5.79	128
0.00	(0.64)	10.62	6.87	370,389	1.62	(f)	0.30		6.50	62
0.00	(0.76)	10.53	3.99	155,020	0.76	(f)	0.30		7.58	171
0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(f)	0.30	*(b)	7.14 *	116

$0.00	$(0.55)	$8.92	(9.14)%	$4,523	1.55	%(n)	0.78	%(n)	4.60%	771%
0.00	(2.61)	10.32	14.78	7,669	0.89	(h)	0.83		4.26	905
0.00	(1.17)	11.32	27.31	7,277	0.85		0.85		3.62	598
(0.15)	(1.71)	9.86	10.82	4,133	0.86	(g)	0.86	(g)	1.12	838
(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(e)	0.85	*(e)	(4.48)*	118

$0.00	$(2.97)	$11.48	13.12%	$16,955	1.51	%(n)	0.77	%(n)	4.42%	853%
0.00	(2.14)	12.56	22.48	17,382	0.83	(i)	0.83	(i)	4.32	762
0.00	(1.06)	12.09	23.56	29,828	0.87		0.85		3.63	675
0.00	(0.66)	10.67	3.18	8,280	0.85		0.85		1.16	823
0.00	0.00	10.99	9.95	8,007	0.85	*(h)	0.85	*(h)	5.18 *	114

Annual Report	March 31, 2008	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental Advantage Tax Efficient Strategy Fund
Institutional Class
02/29/2008 - 03/31/2008	$10.00	$0.02	$(0.04)	$(0.02)	$0.00	$0.00

Fundamental Advantage Total Return Fund
Institutional Class
02/29/2008 - 03/31/2008	$10.00	$0.01	$(0.01)	$0.00	$0.00	$0.00

Fundamental IndexPLUSTM Fund
Institutional Class
03/31/2008	$10.92	$0.52	$(1.32)	$(0.80)	$(0.12)	$(0.03)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUSTM TR Fund
Institutional Class
03/31/2008	$10.46	$0.51	$(0.84)	$(0.33)	$(0.18)	$0.00
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
03/31/2008	$10.21	$0.49	$(0.31)	$0.18	$(0.39)	$0.00
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00
Administrative Class
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2008	$12.26	$0.58	$(2.15)	$(1.57)	$(0.32)	$(0.06)
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2008	$13.26	$0.54	$(3.94)	$(3.40)	$(0.24)	$(0.04)
03/31/2007	13.02	0.53	0.41	0.94	(0.70)	0.00
03/31/2006	10.23	0.44	4.76	5.20	(2.41)	0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(d)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(g)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 12.18%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.05%.
(j)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(k)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$9.98	(0.20)%	$10,991	0.89	%*(h)	0.89	%*(h)	2.40	%*	0%

$0.00	$0.00	$10.00	0.00%	$361,600	0.89	%*(i)	0.89	%*(i)	0.72	%*	151%

$(0.45)	$(0.60)	$9.52	(7.88)%	$378,483	0.76%		0.70%		4.73%		67%
0.00	(0.89)	10.92	14.41	487,097	0.65		0.65		4.68		23
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

(0.45)	(0.58)	9.51	(8.14)	11	1.02		0.95		4.47		67
0.00	(0.86)	10.92	14.11	13	0.90		0.90		4.22		23
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$(0.53)	$(0.71)	$9.42	(3.72)%	$508,453	1.28%		0.79%		4.88%		279%
0.00	(1.38)	10.46	15.57	564,994	0.74		0.74		4.29		464
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

(0.53)	(0.69)	9.41	(3.90)	12	1.54		1.04		4.62		279
0.00	(1.36)	10.45	15.23	12	0.99		0.99		4.01		464
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

$(0.45)	$(0.84)	$9.55	1.35%	$72,625	1.30	%(k)	0.66	%(k)	4.75%		384%
0.00	(0.42)	10.21	6.41	57,155	0.69	*(e)	0.69	*(e)	4.63	*	197

(0.45)	(0.82)	9.54	1.06	11	1.53	(k)	0.91	(k)	4.52		384
0.00	(0.41)	10.21	6.33	11	0.94	*(f)	0.94	*(f)	4.38	*	197

$0.00	$(0.38)	$10.31	(13.31)%	$219,680	1.50	%(j)	0.78	%(j)	4.75%		908%
0.00	(1.85)	12.26	14.67	543,706	0.83	(g)	0.82	(g)	4.25		696
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666
0.00	(0.27)	10.77	10.56	17,420	0.85	*(b)	0.85	*(b)	10.86	*	41

$0.00	$(0.28)	$9.58	(26.10)%	$20,726	1.41	%(j)	0.78	%(j)	4.37%		912%
0.00	(0.70)	13.26	7.61	56,135	0.99	(g)	0.83	(g)	4.20		787
0.00	(2.41)	13.02	52.01	51,360	0.85		0.85		3.57		655
(0.11)	(1.19)	10.23	0.35	8,361	0.86	(d)	0.86	(d)	1.23		743
0.00	(0.05)	11.32	13.70	4,003	0.85	*(c)	0.85	*(c)	16.04	*	56

Annual Report	March 31, 2008	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Asset Fund
Institutional Class
03/31/2008	$11.19	$0.61	$1.05	$1.66	$(0.60)	$(0.20)
03/31/2007	11.24	0.47	(0.04)	0.43	(0.42)	(0.06)
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)

RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2008	$7.61	$0.28	$(1.05)	$(0.77)	$(0.79)	$0.00
03/31/2007	9.19	0.29	1.32	1.61	(3.19)	0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

Small Cap StocksPLUS TR® Fund
Institutional Class
03/31/2008	$10.60	$0.47	$(1.46)	$(0.99)	$(0.42)	$(0.12)
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00

StocksPLUS® Long Duration Fund
Institutional Class
08/31/2007 - 03/31/2008	$10.00	$0.26	$(0.65)	$(0.39)	$(0.00)	$(0.15)

StocksPLUS® Total Return Fund
Institutional Class
03/31/2008	$11.87	$0.59	$(0.70)	$(0.11)	$(0.66)	$(1.08)
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)

StocksPLUS® TR Short Strategy Fund
Institutional Class
03/31/2008	$8.38	$0.39	$1.08	$1.47	$(0.42)	$0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

CommodityRealReturn Strategy Fund®
Institutional Class
03/31/2008	$14.60	$0.72	$4.06	$4.78	$(1.06)	$0.00
03/31/2007	14.03	0.42	0.73	1.15	(0.58)	0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
Administrative Class
03/31/2008	14.52	0.67	4.05	4.72	(1.03)	0.00
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(e)	Effective October 1, 2004, the Fund’s advisory fee was reduced to 0.35%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.00%.

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.80)	$12.05	15.55%	$2,261,394	0.61%		0.60%		5.44%	874%
0.00	(0.48)	11.19	3.90	1,362,843	0.60		0.60		4.20	489
0.00	(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		4.42	265
0.00	(1.00)	12.02	5.88	620,391	0.62	(e)	0.62	(e)	3.31	519
0.00	(0.89)	12.34	19.57	277,777	0.66		0.65		2.69	553

$0.00	$(0.79)	$6.05	(9.66)%	$427,882	0.75%		0.74%		4.60%	900%
0.00	(3.19)	7.61	20.17	96,685	0.74		0.74		3.31	538
0.00	(3.17)	9.19	36.18	370,682	0.74		0.74		4.88	337
(0.07)	(4.28)	9.31	10.65	413,326	0.74		0.74		3.76	510
0.00	(0.84)	11.98	29.61	283,084	0.74	*(b)	0.74	*(b)	28.52 *	158

$0.00	$(0.54)	$9.07	(9.75)%	$26,751	1.50	%(n)	0.71	%(n)	4.66%	403%
0.00	(0.14)	10.60	7.39	11,307	0.74	*(f)	0.74	*(f)	4.50 *	671

$(0.25)	$(0.40)	$9.21	(4.23)%	$122,184	0.61	%*(o)	0.59	%*(p)	4.66%*	272%

$0.00	$(1.74)	$10.02	(2.33)%	$182,993	2.25	%(q)	0.67	%(q)	5.01%	411%
0.00	(1.26)	11.87	12.24	266,065	0.71	(i)	0.71	(i)	4.53	284
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56	322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39	414
0.00	(0.43)	12.13	38.42	220,622	0.74	(c)	0.74	(c)	0.64	282

$0.00	$(0.42)	$9.43	18.39%	$197,340	1.21	%(n)	0.71	%(n)	4.60%	220%
0.00	(0.39)	8.38	(1.14)	156,469	0.74		0.74		4.41	413
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60	667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40	742
0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)	0.74	*(d)	0.62 *	190

$0.00	$(1.06)	$18.32	34.08%	$7,532,238	0.75	%(j)	0.74	%(k)	4.59%	697%
0.00	(0.58)	14.60	8.46	6,740,635	0.74	(g)	0.74	(g)	2.91	603
(0.82)	(2.77)	14.03	2.29	5,622,373	0.74		0.74		4.18	292
0.00	(1.02)	16.29	10.82	3,524,112	0.74		0.74		2.94	264
0.00	(1.57)	15.72	45.67	1,780,461	0.74		0.74		2.02	290

0.00	(1.03)	18.21	33.76	1,172,140	1.00	(l)	0.99	(m)	4.25	697
0.00	(0.55)	14.52	8.17	816,554	0.99	(h)	0.99	(h)	2.84	603
(0.82)	(2.75)	13.96	1.99	605,339	0.99		0.99		2.69	292
0.00	(0.98)	16.25	10.63	79,418	0.99		0.99		2.65	264
0.00	(1.56)	15.68	45.14	28,721	0.99		0.99		3.43	290

(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.79%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.03%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.68%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.67%.
(q)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

Annual Report	March 31, 2008	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental Advantage Tax Efficient Strategy Fund

Assets:
Investments, at value	$0	$0	$11,074	$34,429	$1,765
Investments in Affiliates, at value	14,894,363	1,084,466	0	0	0
Repurchase agreements, at value	0	3,935	413	0	2,109
Cash	0	0	13	168	0
Deposits with counterparty	0	0	220	1,095	76
Foreign currency, at value	0	0	77	465	0
Receivable for investments sold	0	0	1,741	13,282	0
Receivable for investments in Affiliates sold	9,791	3,120	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	3,092	6,855	0
Receivable for Fund shares sold	383,794	10,233	0	0	7,630
Interest and dividends receivable	0	0	53	250	16
Interest and dividends receivable from Affiliates	46,972	2,605	0	0	0
Variation margin receivable	0	0	5	25	0
Swap premiums paid	0	0	49	244	0
Unrealized appreciation on foreign currency contracts	0	0	81	1,256	0
Unrealized appreciation on swap agreements	0	0	362	1,642	13
Other assets	3	0	0	6	0
	15,334,923	1,104,359	17,180	59,717	11,609

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$6,287	$18,572	$0
Payable for investments purchased	0	0	1,185	2,953	559
Payable for investments in Affiliates purchased	387,402	8,750	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	3,093	7,123	0
Payable for short sales	0	0	1,779	12,501	0
Payable for Fund shares redeemed	30,036	6,680	0	0	0
Payable for line of credit	0	125,427	0	0	0
Dividends payable	0	0	0	0	0
Overdraft due to custodian	8,133	0	0	0	0
Written options outstanding	0	0	37	96	0
Accrued investment advisory fee	2,012	146	2	6	2
Accrued administrative fee	1,509	188	1	4	1
Accrued distribution fee	906	96	0	0	0
Accrued servicing fee	667	108	0	0	0
Variation margin payable	0	0	5	3	5
Recoupment payable to Manager	73	18	0	0	0
Swap premium received	0	0	72	181	0
Unrealized depreciation on foreign currency contracts	0	0	70	929	0
Unrealized depreciation on swap agreements	0	0	126	361	51
Other liabilities	0	0	0	33	0
	430,738	141,413	12,657	42,762	618

Net Assets	$14,904,185	$962,946	$4,523	$16,955	$10,991

Net Assets Consist of:
Paid in capital	$15,057,718	$957,486	$5,308	$18,406	$10,970
Undistributed (overdistributed) net investment income	25,770	551	(1,243)	(2,988)	38
Accumulated undistributed net realized gain (loss)	(298,061)	(21,958)	148	(91)	20
Net unrealized appreciation (depreciation)	118,758	26,867	310	1,628	(37)
	$14,904,185	$962,946	$4,523	$16,955	$10,991

Net Assets:
Institutional Class	$11,355,872	$394,381	$4,523	$16,955	$10,991
Administrative Class	161,144	0	0	0	0
Other Classes	3,387,169	568,565	0	0	0

Shares Issued and Outstanding:
Institutional Class	900,282	35,896	507	1,477	1,101
Administrative Class	12,797	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.61	$10.99	$8.92	$11.48	$9.98
Administrative Class	12.59	NA	NA	NA	NA

Cost of Investments Owned	$0	$0	$10,965	$34,309	$1,751
Cost of Investments in Affiliates Owned	$14,775,605	$1,057,599	$0	$0	$0
Cost of Repurchase Agreements Owned	$0	$3,935	$413	$0	$2,109
Cost of Foreign Currency Held	$0	$0	$78	$458	$0
Proceeds Received on Short Sales	$0	$0	$1,731	$12,225	$0
Premiums Received on Written Options	$0	$0	$29	$77	$0

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Fundamental Advantage Total Return Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$339,230	$470,901	$962,078	$127,395	$880,037	$54,286	$4,281,545	$903,149
0	0	0	0	0	0	0	0
61,100	0	1,600	520	1,661	0	8,741	3,121
565	1,116	6,416	49	181	350	716	23
20,094	10,875	6,611	984	10,105	1,041	32,631	5,700
49	1,113	2,410	277	5,772	372	7,457	831
51,751	21,028	102,323	17,375	379,125	22,906	1,132,071	160,450
0	0	0	0	0	0	0	0
509	0	13,318	4,032	47,472	0	145,358	29,391
23,267	11	184	11	2,916	0	53,574	8,904
168	1,926	5,621	548	6,915	318	19,085	3,936
0	0	0	0	0	0	0	0
193	428	623	59	538	76	1,574	320
44	1,200	2,196	223	4,372	427	6,499	529
19	2,295	2,266	689	2,706	337	7,797	747
3,740	7,542	11,227	3,203	19,570	1,392	20,014	31,771
0	0	0	0	511	16	0	0
500,729	518,435	1,116,873	155,365	1,361,881	81,521	5,717,062	1,148,872

$0	$66,215	$282,909	$43,050	$279,093	$8,682	$0	$0
103,325	23,277	172,144	28,868	194,625	16,885	371,099	104,093
0	0	0	0	0	0	0	0
4,323	0	2,235	204	252,305	10,255	2,013,509	424,309
26,696	11,888	45,512	6,745	346,362	23,024	995,304	129,430
0	4	622	0	293	0	9,377	160
0	0	0	0	0	0	0	0
0	0	0	0	0	0	18	1
0	0	0	0	0	0	0	0
75	1,207	6,067	378	4,175	228	22,465	1,799
99	136	237	23	91	7	540	162
38	76	115	15	65	5	386	90
0	0	7	0	11	0	0	12
0	0	10	0	8	0	0	9
1,296	13	268	25	301	19	601	8
1	0	0	0	0	0	0	0
150	235	1,915	138	5,637	371	13,070	3,555
24	815	850	95	5,698	664	3,246	383
3,102	36,066	46,403	276	14,810	655	19,774	4,895
0	0	3	0	0	0	6,279	1,444
139,129	139,932	559,297	79,817	1,103,474	60,795	3,455,668	670,350

$361,600	$378,503	$557,576	$75,548	$258,407	$20,726	$2,261,394	$478,522

$360,755	$394,791	$566,406	$76,036	$255,126	$21,491	$2,131,731	$489,188
465	22,428	31,836	(3,621)	(2,404)	(468)	(7,950)	(28,801)
413	(4,619)	(5,737)	(255)	(1,138)	(521)	97,566	(11,778)
(33)	(34,097)	(24,929)	3,388	6,823	224	40,047	29,913
$361,600	$378,503	$557,576	$75,548	$258,407	$20,726	$2,261,394	$478,522

$361,600	$378,483	$508,453	$72,625	$219,680	$20,726	$2,261,394	$427,882
0	11	12	11	0	0	0	0
0	9	49,111	2,912	38,727	0	0	50,640

36,158	39,762	53,966	7,606	21,310	2,163	187,629	70,703
0	1	1	1	0	0	0	0

$10.00	$9.52	$9.42	$9.55	$10.31	$9.58	$12.05	$6.05
NA	9.51	9.41	9.54	NA	NA	NA	NA

$338,076	$482,575	$956,185	$127,633	$874,008	$54,643	$4,248,356	$898,360
$0	$0	$0	$0	$0	$0	$0	$0
$61,100	$0	$1,600	$520	$1,661	$0	$8,741	$3,121
$49	$1,125	$2,424	$279	$5,800	$374	$7,502	$833
$26,627	$11,639	$44,648	$6,640	$339,677	$22,690	$981,633	$127,558
$81	$610	$2,783	$216	$3,238	$191	$14,345	$1,343

Annual Report	March 31, 2008	31

Statements of Assets and Liabilities (Cont.)	March 31, 2008

(Amounts in thousands, except per share amounts)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Assets:
Investments, at value	$42,137	$132,134	$522,519	$286,708
Repurchase agreements, at value	2,253	599	1,000	8,651
Cash	249	0	4,145	1,145
Deposits with counterparty	2,121	7,007	16,545	16,491
Foreign currency, at value	54	99	1,265	492
Receivable for investments sold	6,976	1,119	55,066	14,531
Receivable for investments sold on a delayed-delivery basis	604	1,146	0	0
Receivable for Fund shares sold	1,609	0	80	1,048
Interest and dividends receivable	257	1,137	2,737	1,417
Variation margin receivable	249	468	1,196	250
Swap premiums paid	54	324	1,084	658
Unrealized appreciation on foreign currency contracts	147	349	2,102	885
Unrealized appreciation on swap agreements	44	731	824	552
Other assets	0	0	40	0
	56,754	145,113	608,603	332,828

Liabilities:
Payable for the reverse repurchase agreements	$20,328	$254	$268,474	$32,787
Payable for investments purchased	4,340	5,315	25,094	32,297
Payable for investments purchased on a delayed-delivery basis	102	16,029	1,052	949
Payable for short sales	4,191	1,117	55,652	11,925
Payable for Fund shares redeemed	0	0	1,902	1,000
Written options outstanding	93	0	3,604	1,421
Accrued investment advisory fee	9	33	78	85
Accrued administrative fee	5	23	58	54
Accrued distribution fee	0	0	20	1
Accrued servicing fee	0	0	14	10
Variation margin payable	12	16	154	979
Recoupment payable to Manager	0	2	0	0
Swap premium received	26	18	689	812
Unrealized depreciation on foreign currency contracts	54	66	463	235
Unrealized depreciation on swap agreements	107	47	1,629	632
Other liabilities	0	9	0	0
	29,267	22,929	358,883	83,187

Net Assets	$27,487	$122,184	$249,720	$249,641

Net Assets Consist of:
Paid in capital	$31,752	$129,307	$287,519	$243,145
Undistributed net investment income	128	(594)	2,316	1,063
Accumulated undistributed net realized gain (loss)	(5,325)	(7,273)	(38,801)	1,229
Net unrealized appreciation (depreciation)	932	744	(1,314)	4,204
	$27,487	$122,184	$249,720	$249,641

Net Assets:
Institutional Class	$26,751	$122,184	$182,993	$197,340
Administrative Class	0	0	0	0
Other Classes	736	0	66,727	52,301

Shares Issued and Outstanding:
Institutional Class	2,949	13,265	18,256	20,920
Administrative Class	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.07	$9.21	$10.02	$9.43
Administrative Class	NA	NA	NA	NA

Cost of Investments Owned	$42,300	$133,530	$520,738	$284,908
Cost of Repurchase Agreements Owned	$2,253	$599	$1,000	$8,651
Cost of Foreign Currency Held	$54	$100	$1,272	$498
Proceeds Received on Short Sales	$4,166	$1,109	$54,646	$11,746
Premiums Received on Written Options	$37	$0	$1,521	$653

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$25,032,134
Repurchase agreements, at value	78,400
Cash	29,018
Deposits with counterparty	111,824
Foreign currency, at value	44,481
Receivable for investments sold	2,338,400
Receivable for investments sold on a delayed-delivery basis	486,420
Receivable for Fund shares sold	50,347
Interest and dividends receivable	121,386
Variation margin receivable	8,359
Swap premiums paid	60,643
Unrealized appreciation on foreign currency contracts	39,284
Unrealized appreciation on swap agreements	357,236
Other assets	721
28,758,653

Liabilities:
Payable for investments purchased	$934,440
Payable for investments purchased on a delayed-delivery basis	11,281,663
Payable for short sales	1,635,488
Payable for Fund shares redeemed	66,780
Written options outstanding	137,805
Accrued investment advisory fee	6,211
Accrued administrative fee	4,216
Accrued distribution fee	1,104
Accrued servicing fee	1,100
Variation margin payable	664
Swap premium received	74,797
Unrealized depreciation on foreign currency contracts	23,291
Unrealized depreciation on swap agreements	645,033
Other liabilities	26,846
14,839,438

Net Assets	$13,919,215

Net Assets Consist of:
Paid in capital	$11,166,941
Undistributed net investment income	923,378
Accumulated undistributed net realized gain	1,149,152
Net unrealized appreciation	679,744
$13,919,215

Net Assets:
Institutional Class	$7,532,238
Administrative Class	1,172,140
Other Classes	5,214,837

Shares Issued and Outstanding:
Institutional Class	411,147
Administrative Class	64,364

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$18.32
Administrative Class	18.21

Cost of Investments Owned	$24,068,927
Cost of Repurchase Agreements Owned	$78,400
Cost of Foreign Currency Held	$44,726
Proceeds Received on Short Sales	$1,605,920
Premiums Received on Written Options	$94,710

See Accompanying Notes	Annual Report	March 31, 2008	33

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental Advantage Tax Efficient Strategy Fund (1)

Investment Income:
Interest, net of foreign taxes*	$387	$85	$493	$1,332	$9
Dividends	0	0	4	13	0
Dividends from Affiliate investments	1,040,317	65,460	0	0	0
Miscellaneous income	0	0	2	2	0
Total Income	1,040,704	65,545	499	1,347	9

Expenses:
Investment advisory fees	23,229	1,429	38	107	2
Administrative fees	18,140	1,763	24	68	1
Distribution and/or servicing fees - Administrative Class	401	0	0	0	0
Distribution and/or servicing fees - Other Classes	19,277	2,011	0	0	0
Trustees’ fees	0	0	0	0	0
Organization expense	0	0	0	0	30
Interest expense	33	11,824	63	169	0
Miscellaneous expense	0	0	0	0	0
Total Expenses	61,080	17,027	125	344	33
Reimbursement by Manager	(2,772)	0	0	0	(30)
Net Expenses	58,308	17,027	125	344	3

Net Investment Income	982,396	48,518	374	1,003	6

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(69)	39	0
Net realized (loss) on Affiliate investments	(79,686)	(3,616)	0	0	0
Net capital gain distributions received from Underlying Funds	21,213	992	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	546	915	24
Net realized gain (loss) on foreign currency transactions	0	0	(957)	(163)	0
Net change in unrealized appreciation (depreciation) on investments	0	0	32	(182)	14
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	22,157	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(187)	888	(51)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	13	341	0
Net Gain (Loss)	(199,953)	19,533	(622)	1,838	(13)

Net Increase (Decrease) in Net Assets Resulting from Operations	$782,443	$68,051	$(248)	$2,841	$(7)

* Foreign tax withholdings	$0	$0	$0	$0	$0

(1)	Period from February 29, 2008 to March 31, 2008.

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Fundamental Advantage Total Return Fund (1)	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$258	$29,366	$36,763	$3,993	$33,853	$2,374	$104,355	$10,569
0	73	182	0	353	17	18	0
0	0	0	0	0	0	0	0
0	10	29	2	57	5	29	5
258	29,449	36,974	3,995	34,263	2,396	104,402	10,574

99	2,410	3,236	271	2,614	199	6,017	911
39	1,339	1,582	167	1,728	124	4,298	585
0	0	0	0	0	0	0	0
0	0	240	7	342	0	0	354
0	2	2	0	2	0	5	0
26	0	0	0	0	0	0	0
0	305	2,937	424	3,997	261	134	16
0	2	2	3	0	0	1	0
164	4,058	7,999	872	8,683	584	10,455	1,866
(26)	0	0	0	0	0	0	0
138	4,058	7,999	872	8,683	584	10,455	1,866

120	25,391	28,975	3,123	25,580	1,812	93,947	8,708

369	(124)	10,049	978	152	(752)	201,597	17,122
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
388	(26,915)	(24,039)	(6,388)	(18,107)	(6,592)	(25,045)	(60,825)
1	4,188	3,228	360	(54,234)	(2,259)	(7,970)	(1,227)
1,090	(12,489)	4,822	(282)	133	(461)	5,671	1,995
0	0	0	0	0	0	0	0
(1,118)	(33,917)	(45,705)	903	(6,097)	645	14,317	33,243
(5)	1,367	1,065	601	3,550	(679)	3,656	274
725	(67,890)	(50,580)	(3,828)	(74,603)	(10,098)	192,226	(9,418)

$845	$(42,499)	$(21,605)	$(705)	$(49,023)	$(8,286)	$286,173	$(710)

$0	$0	$3	$1	$0	$0	$0	$0

Annual Report	March 31, 2008	35

Statements of Operations  (Cont.)

Year Ended March 31, 2008
(Amounts in thousands)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Long Duration Fund (1)	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$1,560	$2,775	$24,488	$9,430
Dividends	1	0	162	63
Miscellaneous income	0	0	9	5
Total Income	1,561	2,775	24,659	9,498

Expenses:
Investment advisory fees	117	183	1,415	756
Administrative fees	64	126	970	421
Distribution and/or servicing fees - Other Classes	5	0	521	27
Trustees’ fees	0	0	1	0
Organization expense	0	37	0	0
Interest expense	200	10	5,394	815
Miscellaneous expense	1	0	0	0
Total Expenses	387	356	8,301	2,019
Reimbursement by Manager	0	(35)	0	0
Net Expenses	387	321	8,301	2,019

Net Investment Income	1,174	2,454	16,358	7,479

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	222	(251)	5,569	2,246
Net realized gain (loss) on futures contracts, written options and swaps	(5,117)	(9,428)	(13,602)	14,287
Net realized gain on foreign currency transactions	20	165	1,887	346
Net change in unrealized appreciation (depreciation) on investments	(169)	(1,403)	2,538	1,543
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	660	1,866	(9,502)	3,634
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	94	281	1,403	594
Net Gain (Loss)	(4,290)	(8,770)	(11,707)	22,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,116)	$(6,316)	$4,651	$30,129

(1)	Period from August 31, 2007 to March 31, 2008.

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$639,384
Dividends	213
Miscellaneous income	363
Total Income	639,960

Expenses:
Investment advisory fees	62,640
Administrative fees	42,452
Distribution and/or servicing fees - Administrative Class	2,545
Distribution and/or servicing fees - Other Classes	20,062
Trustees’ fees	37
Interest expense	1,000
Miscellaneous expense	15
Total Expenses	128,751
Reimbursement by Manager	(5,409)
Net Expenses	123,342

Net Investment Income	516,618

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,270,614
Net realized gain on futures contracts, written options and swaps	572,195
Net realized (loss) on foreign currency transactions	(46,251)
Net change in unrealized appreciation on investments	499,546
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(333,016)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,133
Net Gain	2,974,221

Net Increase in Net Assets Resulting from Operations	$3,490,839

See Accompanying Notes	Annual Report	March 31, 2008	37

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		European StocksPLUS® TR Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$982,396	$712,644	$48,518	$40,104	$374	$516
Net realized gain (loss)	0	0	0	0	(480)	(37)
Net realized (loss) on Affiliate investments	(79,686)	(247,441)	(3,616)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	21,213	38,870	992	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(142)	594
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	394,458	22,157	21,985	0	0
Net increase (decrease) resulting from operations	782,443	898,531	68,051	44,544	(248)	1,073

Distributions to Shareholders:
From net investment income
Institutional Class	(779,243)	(491,059)	(23,212)	(18,071)	(402)	(1,613)
Administrative Class	(11,330)	(8,816)	0	0	0	0
Other Classes	(224,659)	(181,262)	(26,980)	(20,374)	0	0
From net realized capital gains
Institutional Class	0	(24,511)	0	(558)	(114)	0
Administrative Class	0	(514)	0	0	0	0
Other Classes	0	(10,330)	0	(747)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(1,015,232)	(716,492)	(50,192)	(39,750)	(516)	(1,613)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,579,397	2,640,849	178,441	94,014	5,639	20,256
Administrative Class	58,412	128,972	0	0	0	0
Other Classes	823,027	760,593	286,408	201,986	0	0
Issued as reinvestment of distributions
Institutional Class	726,669	472,917	20,120	16,157	513	1,613
Administrative Class	10,808	8,845	0	0	0	0
Other Classes	168,281	141,077	16,641	11,972	0	0
Cost of shares redeemed
Institutional Class	(1,719,576)	(1,573,919)	(110,743)	(184,106)	(8,534)	(20,937)
Administrative Class	(89,760)	(35,493)	0	0	0	0
Other Classes	(958,848)	(1,585,144)	(135,940)	(192,551)	0	0
Net increase (decrease) resulting from Fund share transactions	2,598,410	958,697	254,927	(52,528)	(2,382)	932

Fund Redemption Fee	55	214	6	25	0	0

Total Increase (Decrease) in Net Assets	2,365,676	1,140,950	272,792	(47,709)	(3,146)	392

Net Assets:
Beginning of year or period	12,538,509	11,397,559	690,154	737,863	7,669	7,277
End of year or period*	$14,904,185	$12,538,509	$962,946	$690,154	$4,523	$7,669

*Including undistributed (overdistributed) net investment income of:	$25,770	$58,606	$551	$2,226	$(1,243)	$(571)

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Fund	Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)

Year Ended March 31, 2008	Year Ended March 31, 2007	Period from February 29, 2008 to March 31, 2008	Period from February 29, 2008 to March 31, 2008	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from November 30, 2006 to March 31, 2007

$1,003	$1,070	$6	$120	$25,391	$12,515	$28,975	$21,204	$3,123	$825
791	1,989	24	758	(22,851)	10,855	(10,762)	24,253	(5,050)	360
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
1,047	612	(37)	(33)	(45,039)	10,132	(39,818)	14,341	1,222	2,166
0	0	0	0	0	0	0	0	0	0
2,841	3,671	(7)	845	(42,499)	33,502	(21,605)	59,798	(705)	3,351

(4,949)	(3,170)	0	0	(7,435)	(32,245)	(7,335)	(62,114)	(2,607)	(2,157)
0	0	0	0	0	(1)	0	(2)	0	0
0	0	0	0	0	0	(749)	(8,367)	(90)	(5)

(52)	0	0	0	(1,681)	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

0	0	0	0	(21,801)	0	(27,200)	0	(2,798)	0
0	0	0	0	(1)	0	(1)	0	(1)	0
0	0	0	0	0	0	(2,802)	0	(79)	0

(5,001)	(3,170)	0	0	(30,918)	(32,246)	(38,087)	(70,483)	(5,575)	(2,162)

25,496	10,887	10,998	361,737	254,095	454,465	143,933	246,689	37,061	53,822
0	0	0	0	0	0	0	0	0	10
0	0	0	0	0	10	23,554	54,810	4,040	688

5,001	3,171	0	0	29,361	30,349	32,395	60,411	5,405	2,157
0	0	0	0	1	1	1	1	1	0
0	0	0	0	0	0	2,077	5,885	149	5

(28,764)	(27,005)	0	(982)	(318,675)	(77,399)	(179,294)	(220,064)	(21,022)	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	(21,810)	(44,454)	(1,667)	(17)
1,733	(12,947)	10,998	360,755	(35,218)	407,426	856	103,278	23,967	56,665

0	0	0	0	18	0	8	16	7	0

(427)	(12,446)	10,991	361,600	(108,617)	408,682	(58,828)	92,609	17,694	57,854

17,382	29,828	0	0	487,120	78,438	616,404	523,795	57,854	0
$16,955	$17,382	$10,991	$361,600	$378,503	$487,120	$557,576	$616,404	$75,548	$57,854

$(2,988)	$100	$38	$465	$22,428	$(7,170)	$31,836	$(10,306)	$(3,621)	$(635)

Annual Report	March 31, 2008	39

Statements of Changes in Net Assets  (Cont.)

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund

(Amounts in thousands)	Year Ended March 31, 2008	Period from November 30, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,580	$26,108	$1,812	$1,974	$93,947	$115,016
Net realized gain (loss)	(72,189)	56,406	(9,603)	(328)	168,582	(18,617)
Net change in unrealized appreciation (depreciation)	(2,414)	(7,892)	(495)	(395)	23,644	82,593
Net increase (decrease) resulting from operations	(49,023)	74,622	(8,286)	1,251	286,173	178,992

Distributions to Shareholders:
From net investment income
Institutional Class	(14,141)	(75,315)	(727)	(2,520)	(92,222)	(116,202)
Other Classes	(1,329)	(6,624)	0	0	0	0
From net realized capital gains
Institutional Class	(2,599)	0	(135)	0	(26,307)	(10,527)
Other Classes	(271)	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(18,340)	(81,939)	(862)	(2,520)	(118,529)	(126,729)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	22,478	267,073	14,035	71,206	2,300,752	2,037,662
Other Classes	34,113	23,908	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	16,740	75,315	862	2,520	118,001	126,599
Other Classes	1,258	5,035	0	0	0	0
Cost of shares redeemed
Institutional Class	(305,139)	(345,857)	(41,158)	(67,682)	(1,687,855)	(3,042,928)
Other Classes	(38,276)	(28,531)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(268,826)	(3,057)	(26,261)	6,044	730,898	(878,667)

Fund Redemption Fee	51	15	0	0	9	0

Total Increase (Decrease) in Net Assets	(336,138)	(10,359)	(35,409)	4,775	898,551	(826,404)

Net Assets:
Beginning of year or period	594,545	604,904	56,135	51,360	1,362,843	2,189,247
End of year or period*	$258,407	$594,545	$20,726	$56,135	$2,261,394	$1,362,843

*Including undistributed (overdistributed) net investment income of:	$(2,404)	$7,577	$(468)	$(83)	$(7,950)	$(1,546)

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund		StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Period from August 31, 2007 to March 31, 2008	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$8,708	$7,139	$1,174	$254	$2,454	$16,358	$12,818	$7,479	$6,836
(44,930)	32,524	(4,875)	(59)	(9,514)	(6,146)	12,047	16,879	(9,618)
35,512	(12,210)	585	347	744	(5,561)	7,560	5,771	824
(710)	27,453	(3,116)	542	(6,316)	4,651	32,425	30,129	(1,958)

(14,117)	(40,964)	(1,166)	(132)	0	(15,318)	(10,584)	(7,667)	(6,784)
(6,588)	(29,957)	(32)	(4)	0	(3,994)	(3,119)	(267)	(24)

0	(57)	(346)	0	(935)	(23,191)	(17,076)	0	0
0	(37)	(11)	0	0	(7,043)	(5,345)	0	0

0	0	0	0	(2,357)	0	0	0	0
0	0	0	0	0	0	0	0	0

(20,705)	(71,015)	(1,555)	(136)	(3,292)	(49,546)	(36,124)	(7,934)	(6,808)

353,870	12,308	23,635	10,821	140,500	157,021	170,149	88,972	62,519
16,670	38,718	749	384	0	15,045	21,192	60,798	1,028

13,780	39,580	1,512	132	3,292	38,369	27,460	7,666	6,782
5,538	25,047	40	3	0	9,203	7,064	232	19

(31,542)	(298,311)	(5,203)	(40)	(12,000)	(246,273)	(76,122)	(76,531)	(34,897)
(47,159)	(50,032)	(281)	0	0	(32,608)	(32,360)	(11,150)	(38)
311,157	(232,690)	20,452	11,300	131,792	(59,243)	117,383	69,987	35,413

17	19	0	0	0	1	5	7	0

289,759	(276,233)	15,781	11,706	122,184	(104,137)	113,689	92,189	26,647

188,763	464,996	11,706	0	0	353,857	240,168	157,452	130,805
$478,522	$188,763	$27,487	$11,706	$122,184	$249,720	$353,857	$249,641	$157,452

$(28,801)	$26,696	$128	$122	$(594)	$2,316	$3,161	$1,063	$1,046

Annual Report	March 31, 2008	41

Consolidated Statement of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts In Thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$516,618	$317,402
Net realized gain (loss)	2,796,558	(23,224)
Net change in unrealized appreciation	177,663	650,549
Net increase resulting from operations	3,490,839	944,727

Distributions to Shareholders:
From net investment income
Institutional Class	(438,916)	(273,959)
Administrative Class	(67,926)	(27,706)
Other Classes	(265,441)	(152,245)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0
Other Classes	0	0

Total Distributions	(772,283)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,364,522	3,799,670
Administrative Class	418,000	321,674
Other Classes	1,457,582	1,256,169
Issued as reinvestment of distributions
Institutional Class	331,437	217,081
Administrative Class	66,651	27,570
Other Classes	206,578	115,191
Cost of shares redeemed
Institutional Class	(3,371,519)	(3,151,906)
Administrative Class	(384,796)	(165,383)
Other Classes	(1,751,605)	(2,869,778)
Net (decrease) resulting from Fund share transactions	(663,150)	(449,712)

Fund Redemption Fee	755	485

Total Increase in Net Assets	2,056,161	41,590

Net Assets:
Beginning of year	11,863,054	11,821,464
End of year*	$13,919,215	$11,863,054

*Including undistributed net investment income of:	$923,378	$421,334

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statements of Cash Flows	March 31, 2008

(Amounts in thousands)	All Asset All Authority Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Total Return Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations	$68,051	$(3,116)	$4,651

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,248,780)	(157,331)	(2,134,694)
Proceeds from sales of long-term securities	1,073,676	133,602	2,032,190
Sale of short-term portfolio investments, net	(3,424)	(2,109)	70,882
Deposits with brokers for futures contracts	0	(2,121)	(16,545)
Increase in interest receivable	(80)	(223)	(1,490)
Increase (Decrease) in receivable for investments sold	(3,120)	(7,552)	4,844
(Decrease) in manager reimbursement receivable	0	70	0
Increase (Decrease) in payable for investments purchased	5,936	(2,573)	(124,241)
Increase in swap premium paid	0	153	1,656
Proceeds from futures transactions	0	(4,653)	(20,973)
Proceeds from currency transactions	0	21	1,882
Increase (Decrease) in investment advisory fee	25	4	(72)
Increase (Decrease) in administrative fee	38	2	(39)
Increase (Decrease) in distribution fee	3	0	(9)
Increase (Decrease) in servicing fee	22	0	(5)
(Decrease) in recoupment payable to manager	(18)	0	0
Proceeds from short sale transactions	0	4,177	49,679
Unrealized appreciation (depreciation) on investments	(22,157)	(585)	5,561
Net realized loss on investments	3,616	4,875	6,146
Net amortization on investments	0	21	(17)
Net cash used for operating activities	(126,212)	(37,338)	(120,594)

Cash flows received from financing activities:
Net borrowing from reverse repurchase agreements	0	20,328	268,474
Proceeds from shares sold	456,699	22,775	172,051
Payment on shares redeemed	(242,165)	(5,484)	(316,894)
Cash dividend paid*	(13,431)	(3)	(1,974)
Net (repayment) of line of credit	(75,611)	0	0
Net cash received from financing activities	125,492	37,616	121,657

Net Increase (Decrease) in Cash and Foreign Currency	(720)	278	1,063

Cash and Foreign Currency:
Beginning of year	720	25	4,347
End of year	$0	$303	$5,410

* Reinvestment of dividends	$36,761	$1,552	$47,572

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  All Asset Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	25,287,579	$463,269
Convertible Fund	20,381,801	266,390
Developing Local Markets Fund	138,163,026	1,493,542
Diversified Income Fund	43,384,168	464,645
Emerging Local Bond Fund	129,842,384	1,281,544
Emerging Markets Bond Fund	97,503,971	1,041,342
Floating Income Fund	135,431,353	1,225,654
Foreign Bond Fund (Unhedged)	4,727,129	54,551
Fundamental Advantage Total Return Strategy Fund	31,727,003	317,270
Fundamental IndexPLUS™ Fund	24,389,495	232,188
Fundamental IndexPLUS™ TR Fund	37,330,049	351,649
Global Bond Fund (Unhedged)	2,581,618	28,372
GNMA Fund	10,933,722	124,316
High Yield Fund	36,789,403	338,463
Income Fund	20,109,208	199,483
International StocksPLUS® TR Strategy Fund (Unhedged)	5,437,138	51,925
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,396,867	189,672
Long Duration Total Return Fund	9,631,209	101,224
Long-Term U.S. Government Fund	43,771,739	494,621
Low Duration Fund	82,746,290	839,047
Mortgage-Backed Securities Fund	19,203,489	208,934
Real Return Asset Fund	150,781,186	1,816,913
Real Return Fund	160,638,777	1,839,314
RealEstateRealReturn Strategy Fund	56,538,088	342,055
Short-Term Fund	2,413,583	23,677
Small Cap StocksPLUS® TR Strategy Fund	1,332,281	12,084
StocksPLUS® Fund	1,291,881	12,854
StocksPLUS® Total Return Fund	5,385,322	53,961
Total Return Fund	93,987,532	1,025,404

Total PIMCO Funds (Cost $14,775,605)		14,894,363

Total Investments 99.9% (Cost $14,775,605)		$14,894,363

Other Assets and Liabilities (Net) 0.1%		9,822

Net Assets 100.0%		$14,904,185

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 112.6%
CommodityRealReturn Strategy Fund®	1,682,926	$30,831
Convertible Fund	630,511	8,241
Developing Local Markets Fund	9,546,157	103,194
Diversified Income Fund	2,625,491	28,119
Emerging Local Bond Fund	7,173,895	70,806
Emerging Markets Bond Fund	7,104,051	75,871
European StocksPLUS® TR Strategy Fund	242,430	2,163
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,162,204	13,342
Floating Income Fund	500,049	4,525
Foreign Bond Fund (Unhedged)	2,212,060	25,527
Fundamental Advantage Total Return Strategy Fund	1,132,983	11,330
Fundamental IndexPLUS™ Fund	1,992,061	18,964
Fundamental IndexPLUS™ TR Fund	1,873,146	17,645
Global Bond Fund (Unhedged)	25,617	282
GNMA Fund	58	1
High Yield Fund	2,058,689	18,940
Income Fund	4,448,774	44,132
Japanese StocksPLUS® TR Strategy Fund	1,628,084	15,597
Long Duration Total Return Fund	653,635	6,870
Long-Term U.S. Government Fund	2,722,761	30,767
Low Duration Fund	268,281	2,720
Mortage-Backed Securities Fund	17,902	195
Real Return Asset Fund	12,403,223	149,459
Real Return Fund	11,897,772	136,230
RealEstateRealReturn Strategy Fund	3,225,667	19,515
Short-Term Fund	64	1
Small Cap StocksPLUS® TR Strategy Fund	217,487	1,973
StocksPLUS® Fund	137,582	1,369
StocksPLUS® Total Return Fund	219,012	2,194
StocksPLUS® TR Short Strategy Fund	20,313,620	191,557
Total Return Fund	4,776,011	52,106

Total PIMCO Funds (Cost $1,057,599)		1,084,466

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
1.900% due 04/01/2008	$3,935	3,935

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,015. Repurchase proceeds are $3,935.)

Total Short-Term Instruments (Cost $3,935)		3,935

Total Investments 113.0% (Cost $1,061,534)		$1,088,401

Other Assets and Liabilities (Net) (13.0%)		(125,455)

Net Assets 100.0%		$962,946

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  European StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 24.2%

BANKING & FINANCE 15.3%

American International Group, Inc.
5.850% due 01/16/2018	$100	$99

Barclays Bank PLC
6.050% due 12/04/2017 (d)	100	98

Citigroup, Inc.
6.125% due 11/21/2017	100	100

Deutsche Bank AG
6.000% due 09/01/2017	100	104

General Electric Capital Corp.
5.875% due 01/14/2038	100	97

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (d)	100	93

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009	100	98

		689

INDUSTRIALS 2.2%

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

UTILITIES 6.7%

BellSouth Corp.
3.165% due 08/15/2008 (d)	100	100

Embarq Corp.
6.738% due 06/01/2013	100	97

Progress Energy, Inc.
7.100% due 03/01/2011	100	107

		304

Total Corporate Bonds & Notes (Cost $1,095)		1,093

MUNICIPAL BONDS & NOTES 2.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	100	99

Total Municipal Bonds & Notes (Cost $104)		99

U.S. GOVERNMENT AGENCIES 170.7%

Fannie Mae
3.499% due 04/25/2032	13	13
4.000% due 08/01/2013 (d)	37	37
4.375% due 11/25/2023 (d)	71	71
4.512% due 08/01/2035 (d)	49	50
4.633% due 10/01/2035 (d)	63	64
4.700% due 10/01/2035 (d)	52	53
4.705% due 12/01/2034 (d)	45	45
4.722% due 10/01/2035 (d)	52	52
4.850% due 02/01/2034 (d)	34	35
4.897% due 12/01/2035 (d)	61	61
5.000% due 03/01/2020 - 02/25/2025 (d)	1,302	1,318
5.392% due 07/01/2032	17	17
5.427% due 05/01/2036 (d)	131	134
5.500% due 07/01/2022 - 06/01/2037 (d)	2,596	2,635
5.722% due 06/01/2043	20	20
6.000% due 01/01/2037 - 11/01/2037 (d)	464	476
6.500% due 03/01/2037 (d)	732	759
6.500% due 04/01/2038	200	207

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.000% due 05/15/2022 (d)	$54	$54
3.018% due 10/15/2020	26	25
3.500% due 05/15/2022	17	17
4.000% due 06/15/2022	20	20
4.500% due 11/15/2013 - 10/15/2019 (d)	96	96
5.000% due 12/15/2015 - 12/15/2023 (d)	394	402
5.000% due 06/15/2016	26	27
5.500% due 08/15/2030 - 04/01/2038	1,000	1,010
5.922% due 07/25/2044	25	24

Total U.S. Government Agencies (Cost $7,540)		7,722

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	106	114

U.S. Treasury Bonds
5.000% due 05/15/2037	100	112

Total U.S. Treasury Obligations (Cost $220)		226

MORTGAGE-BACKED SECURITIES 12.3%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	60	57

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	25	24

Harborview Mortgage Loan Trust
2.779% due 05/19/2035	58	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	17	16

Lehman XS Trust
2.679% due 07/25/2046	23	22

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	76	74

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	46	37
3.139% due 12/25/2027	33	30
5.306% due 06/25/2046	60	48
5.572% due 07/25/2046	65	44
5.826% due 09/25/2046	74	61

Wells Fargo Mortgage-Backed Securities Trust
4.329% due 07/25/2035	100	95

Total Mortgage-Backed Securities (Cost $633)		554

ASSET-BACKED SECURITIES 7.8%

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	10	10

Citigroup Mortgage Loan Trust, Inc.
2.669% due 08/25/2036	15	15

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	33	32

GSAMP Trust
2.669% due 02/25/2036	2	2

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	43	41

Lehman XS Trust
2.679% due 08/25/2046	24	24

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	5	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.659% due 04/25/2037	$22	$22

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	62	60

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	3	3

Residential Asset Securities Corp.
2.669% due 02/25/2037	70	65

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	31	30

Structured Asset Securities Corp.
4.900% due 04/25/2035	48	44

Total Asset-Backed Securities (Cost $367)		352

SOVEREIGN ISSUES 0.5%

Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13

Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $21)		22

	SHARES
EXCHANGE-TRADED FUNDS 1.4%

DJ Euro STOXX 50 Fund	1,108	63

Total Exchange-Traded Funds (Cost $50)		63

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.1%

REPURCHASE AGREEMENTS 9.1%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$300	300
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $308. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	113	113
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $116. Repurchase proceeds are $113.)

		413

U.S. TREASURY BILLS 20.0%
1.106% due 06/05/2008 - 07/24/2008 (a)(e)	910	905

Total Short-Term Instruments (Cost $1,321)		1,318

PURCHASED OPTIONS (g) 0.8%
(Cost $27)		38

Total Investments 254.0% (Cost $11,378)		$11,487

Written Options (h) (0.8%) (Premiums $29)		(37)

Other Assets and Liabilities (Net) (153.2%)		(6,927)

Net Assets (c) 100.0%		$4,523

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $108 and derivative instruments with an aggregate depreciation of ($7) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $4,277 at a weighted average interest rate of 3.80%. On March 31, 2008, securities valued at $6,622 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $10 and cash of $220 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Short	09/2008	5	$(4)
Euro-Bobl June Futures	Short	06/2008	1	2
Euro-Bobl June Futures Call Options Strike @ EUR 121.000	Long	06/2008	1	0
Euro-Schatz June Futures	Short	06/2008	5	4
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	3	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	13	(1)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	12	(19)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	5	(9)
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	5	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	12
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	2	5
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	1	(4)

				$2

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%	)	03/20/2011	MLP	$100	$1

Credit Default Swaps on Credit Indices
Reference Entity	Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$100	$4
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	100	(1)

						$3

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	100	$0
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	600	0
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		700	0
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$900	20
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		300	11
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MLP		100	4
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		600	12
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	CITI		100	(6)
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		100	(5)
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		800	34
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		100	5
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		500	(27)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	DUB		600	(29)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		200	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MSC		300	(20)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		100	(4)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		200	17
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	400	(3)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		200	(1)

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  European StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	180	$2
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		500	3
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		120	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(2)
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		300	14
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		100	(10)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	1,000	13
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		500	10
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	200	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		600	(6)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		300	(1)

							$21

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	82,126	$211
Pay	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	3,740	0

						$211

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	13	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	12	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	4	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	7	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	88.000	05/23/2008	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	3	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	9	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	91.000	05/23/2008	3	0	0

				$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	600	$3	$6
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$300	4	5
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008		100	2	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		800	7	11
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		900	9	12

								$25	$37

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	$104.125	04/08/2008	$3,000	$1	$0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013	119.000	05/06/2008	300	0	0
Call - OTC Treasury Inflation Protected Securities 4.750% due 05/15/2014	119.500	05/06/2008	200	0	0
Put - OTC Fannie Mae 5.000% due 04/01/2038	80.000	04/07/2008	1,000	0	0
Put - OTC Fannie Mae 6.000% due 04/01/2038	91.000	04/07/2008	1,000	0	0
Put - OTC Fannie Mae 6.500% due 05/01/2038	94.000	06/05/2008	200	0	0
Put - OTC Freddie Mac 5.500% due 04/01/2038	86.000	04/07/2008	1,000	0	0

				$1	$0

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	1	$1	$0

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	200	$3	$5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$100	3	5
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		200	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		200	2	1
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		300	8	12
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		400	10	14

								$28	$37

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	04/01/2038	$1,000	$984	$1,009
U.S. Treasury Notes	4.000%	09/30/2009	200	206	208
U.S. Treasury Notes	4.250%	11/15/2013	300	318	333
U.S. Treasury Notes	4.750%	05/15/2014	200	223	229

				$1,731	$1,779

(2)	Market value includes $10 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	41	04/2008	$0	$0	$0
Sell		14	04/2008	0	0	0
Buy	BRL	727	07/2008	34	0	34
Sell		52	07/2008	0	(1)	(1)
Buy		253	12/2008	0	0	0
Sell		742	12/2008	21	0	21
Buy	CHF	5	06/2008	0	0	0
Sell		5	06/2008	0	0	0
Buy	CNY	500	07/2008	5	0	5
Sell		500	07/2008	0	(3)	(3)
Buy		449	10/2008	3	0	3
Sell		449	10/2008	0	(3)	(3)
Buy	EUR	77	04/2008	0	0	0
Sell		2,907	04/2008	0	(56)	(56)
Buy	GBP	12	04/2008	0	0	0
Sell		94	04/2008	0	(1)	(1)
Buy	JPY	4,784	05/2008	1	0	1
Sell		4,848	05/2008	0	0	0
Buy	KRW	59,799	08/2008	0	(4)	(4)
Sell		29,715	08/2008	0	0	0
Buy	MXN	1,030	07/2008	3	0	3
Sell		656	07/2008	0	0	0
Buy	MYR	73	05/2008	1	0	1
Sell		41	05/2008	0	0	0
Buy		21	08/2008	0	0	0
Buy	NZD	7	04/2008	0	0	0
Sell		16	04/2008	0	0	0
Buy	PLN	69	07/2008	6	0	6
Sell		29	07/2008	0	0	0
Buy	RUB	1,415	07/2008	4	0	4
Sell		797	07/2008	0	(2)	(2)
Buy		862	11/2008	1	0	1
Buy	SGD	41	05/2008	2	0	2
Buy		5	11/2008	0	0	0
Sell		21	11/2008	0	0	0

				$81	$(70)	$11

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 22.1%

American Express Bank FSB
6.000% due 09/13/2017	$200	$195

American Express Centurion Bank
6.000% due 09/13/2017	200	194

American International Group, Inc.
5.850% due 01/16/2018	200	197

Bank of America Corp.
8.000% due 12/29/2049	100	100

Barclays Bank PLC
5.450% due 09/12/2012	200	205
6.050% due 12/04/2017 (d)	200	196

Capital One Financial Corp.
6.750% due 09/15/2017	100	95

Citigroup, Inc.
6.125% due 11/21/2017	500	501

Deutsche Bank AG
6.000% due 09/01/2017	200	209

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	82
7.800% due 06/01/2012	50	41

General Electric Capital Corp.
6.375% due 11/15/2067	300	294

GMAC LLC
6.625% due 05/15/2012	100	76
7.000% due 02/01/2012	100	76

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	100	99
6.750% due 10/01/2037 (d)	200	187

HSBC Finance Corp.
3.954% due 10/21/2009	100	97

JPMorgan Chase & Co.
2.656% due 06/26/2009	100	99

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	209

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	100	99

Rabobank Nederland
4.278% due 01/15/2009	100	100

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	100	86

Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009	100	99
3.205% due 02/06/2009	100	100

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	100	102

		3,738

INDUSTRIALS 2.4%

International Business Machines Corp.
5.700% due 09/14/2017 (d)	100	105

Kraft Foods, Inc.
6.125% due 02/01/2018	200	200

Omnicom Group, Inc.
5.900% due 04/15/2016	100	100

		405

UTILITIES 3.5%

AT&T, Inc.
5.500% due 02/01/2018	100	98

BellSouth Corp.
3.165% due 08/15/2008 (d)	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Embarq Corp.
6.738% due 06/01/2013	$200	$194

NRG Energy, Inc.
7.375% due 02/01/2016	100	98

		590

Total Corporate Bonds & Notes (Cost $4,810)		4,733

MUNICIPAL BONDS & NOTES 1.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	200	199

Total Municipal Bonds & Notes (Cost $208)		199

U.S. GOVERNMENT AGENCIES 124.4%

Fannie Mae
2.949% due 05/25/2042 - 09/25/2042	132	131
4.000% due 08/01/2013 (d)	73	74
4.196% due 11/01/2034 (d)	53	53
4.375% due 11/25/2023 (d)	71	71
4.512% due 08/01/2035 (d)	50	50
4.633% due 10/01/2035 (d)	63	64
4.700% due 10/01/2035 (d)	52	53
4.706% due 09/01/2035 (d)	80	81
4.722% due 10/01/2035 (d)	52	52
4.850% due 02/01/2034 (d)	34	35
4.897% due 12/01/2035 (d)	122	122
5.000% due 01/01/2020 - 02/25/2025 (d)	558	565
5.392% due 07/01/2032 (d)	17	17
5.500% due 05/25/2027 - 06/01/2037 (d)	3,987	4,030
5.500% due 05/01/2037 - 04/01/2038	2,951	2,980
5.722% due 09/01/2044 - 10/01/2044 (d)	217	217
6.000% due 03/25/2031 - 12/01/2037 (d)	3,171	3,255
6.000% due 08/01/2036	954	979

Freddie Mac
3.018% due 10/15/2020 (d)	26	25
3.500% due 01/15/2023 (d)	114	114
4.752% due 09/01/2035 (d)	69	70
5.000% due 12/15/2015 - 08/15/2020 (d)	949	972
5.500% due 08/15/2030 - 03/01/2037	943	954
5.500% due 10/01/2035 - 01/01/2038 (d)	6,059	6,126

Total U.S. Government Agencies (Cost $20,779)		21,090

U.S. TREASURY OBLIGATIONS 5.8%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	213	228

U.S. Treasury Bonds
4.375% due 02/15/2038	200	202
5.000% due 05/15/2037	500	560

Total U.S. Treasury Obligations (Cost $951)		990

MORTGAGE-BACKED SECURITIES 9.3%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	119	114
4.625% due 10/25/2035	153	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
2.746% due 03/20/2046	$61	$46
2.759% due 02/25/2047	76	58
4.500% due 06/25/2035	33	33

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	73	60

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.689% due 08/25/2037	79	77

Downey Savings & Loan Association Mortgage Loan Trust
6.713% due 07/19/2044	13	11

GSR Mortgage Loan Trust
5.500% due 11/25/2035	37	37

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	64	48

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	33	31

Lehman XS Trust
2.679% due 07/25/2046	45	44

Mellon Residential Funding Corp.
3.168% due 11/15/2031	79	71
3.561% due 12/15/2030	59	57

Morgan Stanley Capital I
2.878% due 10/15/2020	36	34

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	35	34

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	76	75
2.879% due 02/25/2036	69	54

Structured Asset Securities Corp.
4.080% due 06/25/2033	79	72
5.000% due 12/25/2034	88	88

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	69	64

WaMu Mortgage Pass-Through Certificates
5.056% due 01/25/2047	78	65
5.306% due 06/25/2046	121	95
5.572% due 07/25/2046	130	88
5.718% due 05/25/2041	19	18

Wells Fargo Mortgage-Backed Securities Trust
5.241% due 04/25/2036	67	66

Total Mortgage-Backed Securities (Cost $1,770)		1,585

ASSET-BACKED SECURITIES 13.9%

ACE Securities Corp.
2.679% due 02/25/2036	2	2
2.749% due 12/25/2035	92	90

Argent Securities, Inc.
2.639% due 06/25/2036	13	13

Asset-Backed Funding Certificates
2.659% due 01/25/2037	52	49

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	56	52
2.699% due 06/25/2037	223	210

Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	166	158
2.669% due 08/25/2036	30	30

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	54	53
2.649% due 01/25/2037	40	39
2.649% due 05/25/2037	183	177
2.759% due 02/25/2036	15	14
3.265% due 07/25/2036	1	1

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	66	63

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	$34	$34

First NLC Trust
2.669% due 08/25/2037	84	80

GSAMP Trust
2.669% due 01/25/2036	6	6
2.689% due 11/25/2035	14	13

GSR Mortgage Loan Trust
2.699% due 11/25/2030	5	5

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	36	35
2.886% due 09/20/2033	18	17

Home Equity Asset Trust
2.679% due 05/25/2036	6	6

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	67	62
2.659% due 05/25/2037	85	80
2.679% due 12/25/2035	4	4

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	53	51
2.729% due 04/25/2037	66	64

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	59	58
2.649% due 10/25/2036	61	57
2.659% due 04/01/2037	80	74
2.679% due 03/25/2037	70	68

Lehman XS Trust
2.689% due 05/25/2046	28	27

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	4	4
2.879% due 10/25/2034	9	8

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	57	54
2.679% due 05/25/2037	69	64

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	29	27

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
2.639% due 07/25/2036		$71	$69

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036		6	6

Securitized Asset-Backed Receivables LLC Trust
2.729% due 05/25/2037		83	78

SLC Student Loan Trust
3.045% due 02/15/2015		74	74

SLM Student Loan Trust
3.331% due 10/25/2016		70	69

Soundview Home Equity Loan Trust
2.679% due 01/25/2037		45	43
2.679% due 06/25/2037		78	74

Structured Asset Securities Corp.
4.900% due 04/25/2035		48	44

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		48	46

Total Asset-Backed Securities (Cost $2,458)			2,352

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Panama Government International Bond
9.625% due 02/08/2011		8	9

Total Sovereign Issues (Cost $21)			22

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	190

Total Foreign Currency-Denominated Issues (Cost $200)			190

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.6%

iShares MSCI Hong Kong
Index Fund	7,509	$135

iShares MSCI Malaysia
Index Fund	1,317	15

iShares MSCI Singapore
Index Fund	835	11

iShares MSCI South Korea
Index Fund	822	46

iShares MSCI Taiwan
Index Fund	14,392	228

Total Exchange-Traded Funds (Cost $329)		435

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

COMMERCIAL PAPER 6.5%

Federal Home Loan Bank
1.500% due 04/01/2008	$1,100	1,100

U.S. TREASURY BILLS 9.4%
0.889% due 05/29/2008 - 07/24/2008 (a)(e)	1,610	1,601

Total Short-Term Instruments (Cost $2,707)		2,701

PURCHASED OPTIONS (g) 0.8%
(Cost $76)		132

Total Investments 203.1% (Cost $34,309)		$34,429

Written Options (h) (0.6%) (Premiums $77)		(96)

Other Assets and Liabilities (Net) (102.5%)		(17,378)

Net Assets (c) 100.0%		$16,955

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $95 and derivative instruments with an aggregate depreciation of ($75) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $14,505 at a weighted average interest rate of 3.749%. On March 31, 2008, securities valued at $19,625 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $10 and cash of $1,095 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Short	09/2008	3	$(2)
Euro-Bobl June Futures	Short	06/2008	7	14
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	11	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	2	(1)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	2	0
Euro-Schatz June Futures	Short	06/2008	23	17
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	23	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	29	(4)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	10	(22)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	8	3
U.S. Treasury 10-Year Note June Futures	Short	06/2008	2	(3)
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	22	38
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16	31
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	27	16
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	3

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	5	$11
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	4
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	7	18
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	2	(8)

				$115

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	RBS	$100	$4
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	BOA	100	2
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	BOA	100	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	100	0
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	BOA	100	(1)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	MSC	100	5
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	100	0

							$9

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$300	$16
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	300	(2)
Dow Jones CDX N.A. HV9 Index	Sell	1.400%		12/20/2012	CSFB	200	(13)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	99	8
Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	BCLY	99	(4)
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	MSC	300	32
Dow Jones CDX N.A. IG5 Index	Sell	0.458%		12/20/2015	MSC	200	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	300	(3)

							$4

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	100	$0
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,700	(2)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		1,900	(1)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		100	0
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$5,500	98
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		1,400	23
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		100	0
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,200	10
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	GSC		200	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MLP		600	20
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		100	2
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	CITI		400	(22)
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		500	(27)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		400	(10)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		1,100	40
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		700	40
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		100	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		300	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MSC		200	(12)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		600	(25)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI		200	(14)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		200	(8)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		100	(2)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		900	(67)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		300	1
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	1,200	(10)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		600	(4)

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	490	$4
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		1,900	12
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		310	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		800	(10)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	1
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	500	(10)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		100	4
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		100	(7)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		100	11
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		200	1
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	400	1
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		700	2
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC	BRL	600	(26)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,200	(12)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,000	(23)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		400	(1)

							$(31)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	263,803	$288
Receive	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	128,730	109
Receive	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	182,141	171
Pay	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	11,726	0
Receive	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	89,381	525
Receive	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	206,678	206
Pay	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	14,288	0

						$1,299

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	29	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	15	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	130.000	05/23/2008	6	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	33	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	11	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	9	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	82.000	05/23/2008	7	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	92.000	05/23/2008	9	0	0

				$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	2,300	$12	$24
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$300	3	5
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		700	2	29
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008		600	12	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		300	3	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009		600	7	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		2,300	24	31

								$63	$119

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$100	$5	$2
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	4	9

				$9	$11

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2038	$105.000	05/06/2008	$1,000	$0	$0
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	103.250	06/20/2008	1,300	0	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	103.875	04/07/2008	3,000	1	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	04/08/2008	1,500	0	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	06/20/2008	2,100	0	0
Put - OTC Freddie Mac 5.500% due 04/01/2038	86.000	04/07/2008	3,400	1	0

				$2	$0

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	5	$4	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	700	$10	$18
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$100	3	5
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,000	12	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,000	13	3
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		300	2	20
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		100	3	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		200	6	7
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		1,000	24	35

								$73	$95

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$1,000	$957	$990
Fannie Mae	5.500%	04/01/2038	3,800	3,738	3,836
U.S. Treasury Bonds	4.750%	02/15/2037	1,100	1,170	1,197
U.S. Treasury Notes	2.000%	02/28/2010	1,300	1,312	1,313
U.S. Treasury Notes	2.125%	01/31/2010	700	706	710
U.S. Treasury Notes	4.000%	09/30/2009	1,000	1,032	1,039
U.S. Treasury Notes	4.125%	08/31/2012	200	210	216
U.S. Treasury Notes	4.250%	11/15/2013	300	317	333
U.S. Treasury Notes	4.250%	11/15/2017	1,100	1,159	1,195
U.S. Treasury Notes	4.500%	05/15/2017	600	645	664
U.S. Treasury Notes	4.750%	05/15/2014	200	223	229
U.S. Treasury Notes	4.750%	08/15/2017	700	756	779

				$12,225	$12,501

(2)	Market value includes $67,689 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	155	04/2008	$1	$0	$1
Sell		57	04/2008	0	0	0
Buy	BRL	2,114	07/2008	108	0	108
Sell		1,982	07/2008	29	(1)	28
Buy		662	12/2008	0	(1)	(1)
Sell		123	12/2008	2	0	2
Buy	CNY	1,276	07/2008	11	0	11
Sell		1,276	07/2008	0	(7)	(7)
Buy		823	10/2008	5	0	5
Sell		823	10/2008	0	(6)	(6)
Buy	EUR	50	04/2008	0	0	0
Sell		182	04/2008	0	(3)	(3)
Buy	GBP	19	04/2008	0	0	0
Sell		389	04/2008	0	(2)	(2)
Buy	HKD	2,115	05/2008	0	0	0
Sell		40,235	05/2008	0	(1)	(1)

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	13,402	05/2008	$3	$0	$3
Sell		19,786	05/2008	1	0	1
Buy	KRW	6,575,012	05/2008	0	(458)	(458)
Sell		11,758,322	05/2008	926	(2)	924
Buy		362,468	08/2008	0	0	0
Buy	MXN	3,686	07/2008	12	0	12
Sell		2,263	07/2008	0	0	0
Buy	MYR	2,258	08/2008	0	(5)	(5)
Sell		6,836	08/2008	0	(119)	(119)
Buy	NZD	19	04/2008	0	0	0
Sell		48	04/2008	1	0	1
Buy	PLN	165	07/2008	13	0	13
Buy	RUB	6,059	07/2008	16	0	16
Sell		3,635	07/2008	0	(7)	(7)
Buy		1,744	11/2008	2	0	2
Buy	SGD	3,987	05/2008	122	0	122
Sell		7,701	05/2008	0	(249)	(249)
Buy		215	09/2008	0	0	0
Buy		232	11/2008	4	0	4
Sell		75	11/2008	0	0	0
Buy	TWD	27,737	09/2008	0	0	0
Sell		126,570	09/2008	0	(68)	(68)

				$1,256	$(929)	$327

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 16.0%

ARIZONA 1.3%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	$150	$150

CALIFORNIA 3.0%

California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	150	151

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	100	100

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	83

		334

MARYLAND 1.1%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	118

NEW JERSEY 0.9%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 01/01/2036 (a)	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.9%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	$100	$98

NORTH CAROLINA 0.9%

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038 (a)	100	99

OHIO 0.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

PENNSYLVANIA 1.8%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	199

PUERTO RICO 1.4%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	150	154

TEXAS 2.5%

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017 (a)	125	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033 (a)	$150	$149

		275

WEST VIRGINIA 1.4%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	150

Total Municipal Bonds & Notes (Cost $1,751)		1,765

SHORT-TERM INSTRUMENTS 19.2%

REPURCHASE AGREEMENTS 19.2%

State Street Bank and Trust Co.
1.900% due 04/01/2008	2,109	2,109

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.750% due 08/15/2008 valued at $2,156. Repurchase proceeds are $2,109.)

Total Short-Term Instruments (Cost $2,109)		2,109

PURCHASED OPTIONS (d) 0.0%
(Cost $0)		0

Total Investments 35.2% (Cost $3,860)		$3,874

Other Assets and Liabilities (Net) 64.8%		7,117

Net Assets 100.0%		$10,991

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $76 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index June Futures	Short	06/2008	6	$(4)
S&P 500 Index June Futures	Short	06/2008	3	(9)

				$(13)

(c)	Swap agreements outstanding on March 31, 2008:

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	02/27/2009	MLP	3,465	$(6)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	03/31/2009	MLP	26,037	(45)
Pay	S&P 500 Index	1-Month USD-LIBOR less 0.050%	03/31/2009	MLP	954	13

						$(38)

(d)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,775.000	06/19/2008	4	$0	$0

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Total Return Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

American Express Co.
7.000% due 03/19/2018	$800	$842

Goldman Sachs Group, Inc.
6.150% due 04/01/2018 (a)	4,300	4,305

Total Corporate Bonds & Notes (Cost $5,089)		5,147

U.S. GOVERNMENT AGENCIES 28.2%

Fannie Mae
5.000% due 05/01/2038	25,000	24,691
5.500% due 04/01/2038	50,000	50,477

Freddie Mac
5.500% due 02/01/2038	26,000	26,284

Small Business Administration
5.490% due 03/01/2028	500	512

Total U.S. Government Agencies (Cost $100,879)		101,964

U.S. TREASURY OBLIGATIONS 1.1%

Treasury Inflation Protected Securities (c)
1.875% due 07/15/2015	2,938	3,168
3.000% due 07/15/2012	588	659

Total U.S. Treasury Obligations (Cost $3,791)		3,827

ASSET-BACKED SECURITIES 0.3%

Long Beach Mortgage Loan Trust
2.659% due 12/25/2036	1,103	1,048

Total Asset-Backed Securities (Cost $1,065)		1,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 79.7%

COMMERCIAL PAPER 7.8%

Bank of America Corp.
2.950% due 04/07/2008	$1,600	$1,599

Barclays U.S. Funding Corp.
2.790% due 06/11/2008	3,100	3,083

Calyon Financial, Inc.
3.000% due 04/04/2008	1,600	1,600

Danske Corp.
2.790% due 04/15/2008	4,000	3,995

ING Funding LLC
2.980% due 04/04/2008	1,600	1,600

Lloyds TSB Bank PLC
2.950% due 04/08/2008	1,600	1,599

Nordea N.A., Inc.
2.980% due 04/08/2008	1,600	1,599

Rabobank USA Financial Corp.
3.000% due 04/08/2008	1,600	1,599

Royal Bank of Scotland Group PLC
2.960% due 06/06/2008	1,600	1,592

Societe General N.A.
2.770% due 06/16/2008	4,500	4,474

UBS Finance Delaware LLC
3.020% due 04/04/2008	1,600	1,599

Unicredito Italiano SpA
2.830% due 06/16/2008	4,000	3,977

		28,316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 16.9%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$13,000	$13,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $13,323. Repurchase proceeds are $13,000.)

Goldman Sachs & Co.
1.200% due 04/01/2008	48,100	48,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $49,070. Repurchase proceeds are $48,102.)

		61,100

U.S. TREASURY BILLS 55.0%
0.591% due 04/15/2008 - 06/12/2008 (b)	199,000	198,832

Total Short-Term Instruments (Cost $288,310)		288,248

PURCHASED OPTIONS (f) 0.0%
(Cost $42)		96

Total Investments 110.7% (Cost $399,176)		$400,330

Written Options (g) (0.0%) (Premiums $81)		(75)

Other Assets and Liabilities (Net) (10.7%)		(38,655)

Net Assets 100.0%		$361,600

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Cash of $20,094 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index June Futures	Short	06/2008	69	$(35)
Euro-Bobl June Futures	Long	06/2008	4	(12)
Euro-Schatz June Futures	Short	06/2008	11	8
S&P 500 Index June Futures	Short	06/2008	1,080	(2,490)
U.S. Treasury 5-Year Note June Futures	Long	06/2008	502	(64)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	992	827
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	7	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	2

				$(1,761)

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Fundamental Advantage Total Return Fund  (Cont.)

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$1,700	$18
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	500	6
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	10,000	105
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	400	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	700	(2)

						$126

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$500	$4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		500	(8)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	0
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		800	1
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC	EUR	1,000	(7)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY	GBP	200	(2)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		800	(1)

							$(13)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	1,430,195	$3,603
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	02/27/2009	MLP	1,755,321	(3,078)

						$525

(f)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,750.000	06/19/2008	250	$7	$0
Call - CME S&P 500 Index June Futures	1,775.000	06/19/2008	59	2	0
Call - CME S&P 500 Index June Futures	1,800.000	06/20/2008	50	2	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	105.000	05/23/2008	500	5	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	275	3	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	111	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	93.000	05/23/2008	225	4	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	400	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	102.000	05/23/2008	9	0	0

				$31	$20

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 06/01/2038	$106.000	06/05/2008	$20,000	$2	$0
Put - OTC Fannie Mae 5.000% due 06/01/2038	88.000	06/05/2008	25,000	3	40
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	50,000	6	36

				$11	$76

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	11	$16	$23
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	34	42	40
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	11	9	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	17	14	9

				$81	$75

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Freddie Mac	5.500%	04/01/2038	$26,000	$26,195	$26,256
U.S. Treasury Notes	4.250%	08/15/2013	400	432	440

				$26,627	$26,696

(2)	Market value includes $4 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	472	04/2008	$0	$(2)	$(2)
Sell		2,415	04/2008	12	(1)	11
Buy	JPY	5,065	04/2008	0	0	0
Sell		5,065	04/2008	0	0	0
Buy		61,600	05/2008	0	(21)	(21)
Sell		77,180	05/2008	7	0	7

				$19	$(24)	$(5)

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Fundamental IndexPLUS™ Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	1,000	905

HCA, Inc.
4.946% due 11/16/2013	1,782	1,642

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	595	474

Total Bank Loan Obligations (Cost $3,497)		3,126

CORPORATE BONDS & NOTES 41.1%

BANKING & FINANCE 29.8%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	500	499

American Express Centurion Bank
2.835% due 04/17/2009	900	897
2.978% due 11/16/2009	1,000	978
3.075% due 05/07/2008 (d)	700	700

American Express Credit Corp.
3.118% due 11/09/2009	800	783
3.179% due 03/02/2009	10	10

American Honda Finance Corp.
3.050% due 03/09/2009	400	400

American International Group, Inc.
2.868% due 06/16/2009	800	800

ANZ National International Ltd.
3.168% due 08/07/2009	700	699

Bank of America Corp.
2.964% due 09/18/2009	300	298
3.155% due 11/06/2009 (d)	400	397
8.000% due 12/29/2049	9,500	9,531

Bank of Ireland
2.589% due 12/19/2008	1,400	1,399

Bank of Scotland PLC
4.037% due 07/17/2009	500	500

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	1,200	1,141
3.160% due 08/21/2009	1,200	1,136
3.190% due 05/18/2010	2,900	2,699
3.456% due 04/29/2008	500	498
3.551% due 01/30/2009	800	741
4.325% due 07/16/2009	800	773

Capital One Financial Corp.
3.270% due 09/10/2009 (d)	13,700	12,416

CIT Group, Inc.
3.302% due 05/23/2008	800	784
3.401% due 01/30/2009	100	87
5.000% due 11/24/2008	100	92

Citigroup Funding, Inc.
2.599% due 04/23/2009	700	692
2.606% due 06/26/2009 (d)	700	690
2.980% due 12/08/2008	200	198

Citigroup, Inc.
3.130% due 06/09/2009	200	198

Countrywide Financial Corp.
4.786% due 01/05/2009	8,000	7,489

Credit Agricole S.A.
3.090% due 05/28/2009	900	901
3.140% due 05/28/2010	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
4.447% due 10/13/2009	$800	$801

East Lane Re Ltd.
9.239% due 05/06/2011	1,900	1,916

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	2,000	1,966
5.800% due 01/12/2009	500	476
6.625% due 06/16/2008	100	99

Foundation Re II Ltd.
9.820% due 11/26/2010	1,000	1,021

General Electric Capital Corp.
2.931% due 03/12/2010 (d)	2,500	2,488
3.274% due 10/26/2009 (d)	900	891

GMAC LLC
3.749% due 09/23/2008	400	377

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	400	398
2.689% due 12/22/2008	1,000	993
2.746% due 03/30/2009	1,500	1,485
3.186% due 11/10/2008	600	597
4.178% due 07/23/2009	600	595

HSBC Finance Corp.
2.930% due 09/15/2008	600	594
2.981% due 03/12/2010	2,600	2,499
3.954% due 10/21/2009	600	579

ICICI Bank Ltd.
4.917% due 01/12/2010	1,400	1,340

International Lease Finance Corp.
3.312% due 05/24/2010	1,200	1,136
4.950% due 02/01/2011 (d)	4,300	4,247

John Deere Capital Corp.
4.308% due 07/15/2008	200	200

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,000	994

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	100	98
2.788% due 04/03/2009	800	763
3.170% due 11/16/2009	3,000	2,864
3.938% due 01/23/2009	600	576
3.984% due 10/22/2008	500	487
4.171% due 07/18/2011	200	178

MBNA Corp.
3.525% due 05/05/2008	1,000	1,001

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	1,000	975
3.178% due 05/08/2009	600	590

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,800	1,764

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	4,400	4,422

Morgan Stanley
2.639% due 11/21/2008	700	696
3.206% due 02/09/2009	100	99
3.212% due 05/07/2009	2,900	2,852
4.201% due 01/18/2011	200	187

Mystic Re Ltd.
9.390% due 12/05/2008	1,200	1,190

National Australia Bank Ltd.
2.979% due 09/11/2009	300	300

Osiris Capital PLC
7.108% due 01/15/2010	1,400	1,392

Pricoa Global Funding I
3.156% due 06/03/2008	700	700

Residential Capital LLC
6.178% due 05/22/2009	1,100	632

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rockies Express Pipeline LLC
4.250% due 08/20/2009	$1,700	$1,701

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	300	299

SLM Corp.
2.940% due 12/15/2008	800	771
3.471% due 07/27/2009 (d)	1,150	968
3.491% due 07/26/2010	300	236
3.531% due 01/26/2009	100	90
3.541% due 07/25/2008	1,500	1,474
4.131% due 01/26/2009	900	863

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	2,700	2,713

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	200	200

VTB Capital S.A.
3.839% due 08/01/2008	400	396
4.812% due 11/02/2009	1,900	1,902

Wachovia Bank N.A.
2.639% due 03/23/2009	400	396

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,352

World Savings Bank FSB
3.168% due 05/08/2009	1,100	1,102

		112,648

INDUSTRIALS 8.5%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	10	11

America Movil SAB de C.V.
2.755% due 06/27/2008	1,200	1,191

Anadarko Petroleum Corp.
3.200% due 09/15/2009	1,300	1,276

BP AMI Leasing, Inc.
2.616% due 06/26/2009	1,800	1,801

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Comcast Corp.
4.677% due 07/14/2009	400	389

CSC Holdings, Inc.
7.250% due 07/15/2008	800	802

Daimler Finance North America LLC
3.218% due 03/13/2009	700	692
3.298% due 03/13/2009	300	296
3.562% due 08/03/2009	200	197

Diageo Capital PLC
3.196% due 11/10/2008	500	499

El Paso Corp.
6.500% due 06/01/2008	400	403
7.625% due 09/01/2008	300	304

General Mills, Inc.
4.024% due 01/22/2010	800	783

Home Depot, Inc.
2.925% due 12/16/2009	2,600	2,480

Hospira, Inc.
3.176% due 03/30/2010	1,200	1,168

Kimberly-Clark Corp.
3.344% due 07/30/2010	1,900	1,894

Mandalay Resort Group
6.500% due 07/31/2009	800	801
9.500% due 08/01/2008	1,335	1,342

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Project Funding Master Trust
3.676% due 12/03/2012	$200	$195

Reynolds American, Inc.
3.500% due 06/15/2011	700	658

SABMiller PLC
5.531% due 07/01/2009	5,000	5,016

Safeway, Inc.
3.005% due 03/27/2009	700	690

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	600	601

Time Warner, Inc.
3.300% due 11/13/2009	3,200	3,065

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	200	199

Transocean, Inc.
3.214% due 09/05/2008	300	299

Walt Disney Co.
4.125% due 07/16/2010	2,900	2,873

Weyerhaeuser Co.
3.599% due 09/24/2009	1,700	1,676

Xerox Corp.
9.750% due 01/15/2009	100	104

		32,357

UTILITIES 2.8%

AT&T, Inc.
3.195% due 02/05/2010	500	495

Dominion Resources, Inc.
3.248% due 11/14/2008 (d)	2,000	1,990

Entergy Gulf States, Inc.
3.740% due 12/08/2008	200	201

Florida Power Corp.
3.468% due 11/14/2008	100	100

NiSource Finance Corp.
3.662% due 11/23/2009	2,935	2,850

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,303

Qwest Corp.
5.625% due 11/15/2008	1,300	1,300

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	405

Southern California Edison Co.
3.212% due 02/02/2009	700	676

Telecom Italia Capital S.A.
3.719% due 02/01/2011	500	460
4.561% due 07/18/2011	400	357

Telefonica Emisones SAU
2.842% due 06/19/2009	400	390

		10,527

Total Corporate Bonds & Notes (Cost $158,913)		155,532

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 15.0%

Fannie Mae
2.666% due 12/25/2036 (d)	452	434
2.699% due 01/25/2021 (d)	767	760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.949% due 09/25/2042	$134	$132
2.999% due 05/25/2031 (d)	175	169
4.504% due 05/01/2035 (d)	75	75
4.512% due 09/01/2035 (d)	112	113
4.552% due 11/01/2035 (d)	177	178
4.559% due 05/01/2035 (d)	84	85
4.567% due 07/01/2035 (d)	216	218
4.634% due 09/01/2035 (d)	342	342
4.673% due 08/01/2035 (d)	1,679	1,690
4.695% due 12/01/2033 (d)	74	74
4.989% due 06/01/2035 (d)	397	405
5.000% due 09/01/2020 - 03/01/2037 (d)	2,169	2,164
5.000% due 05/01/2038	6,500	6,420
5.500% due 02/01/2036 - 03/01/2037 (d)	2,908	2,939
5.500% due 04/01/2038	3,000	3,029
5.709% due 07/01/2034 (d)	23	24
5.722% due 06/01/2043 - 07/01/2044 (d)	665	662
6.000% due 05/01/2037 (d)	2,825	2,898
6.183% due 11/01/2034 (d)	45	45
6.329% due 10/01/2034 (d)	22	22
6.416% due 07/01/2034 (d)	30	31
6.442% due 11/01/2035 (d)	37	38
6.883% due 05/01/2036 (d)	734	751
6.884% due 09/01/2036 (d)	760	780
6.918% due 07/01/2036 (d)	710	726
7.008% due 08/01/2036 (d)	766	784

Freddie Mac
2.639% due 12/25/2036	2,453	2,418
2.859% due 08/25/2031	43	43
2.968% due 07/15/2019 - 10/15/2020 (d)	14,836	14,355
3.048% due 02/15/2019 (d)	5,604	5,569
3.168% due 12/15/2030 (d)	42	41
3.218% due 06/15/2018 (d)	27	27
4.361% due 09/01/2035 (d)	155	156
4.591% due 09/01/2035 (d)	209	210
4.701% due 06/01/2035 (d)	242	246
4.704% due 08/01/2035 (d)	339	341
5.000% due 04/15/2012 - 07/15/2024 (d)	1,316	1,323
5.500% due 03/01/2037 - 11/01/2037 (d)	4,854	4,907
5.722% due 02/25/2045	97	94
6.000% due 09/01/2037 (d)	926	950

Total U.S. Government Agencies (Cost $56,771)		56,668

MORTGAGE-BACKED SECURITIES 16.3%

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	94	94

Banc of America Funding Corp.
6.142% due 01/20/2047	1,129	980

Banc of America Mortgage Securities, Inc.
4.143% due 10/25/2033	473	470
4.362% due 05/25/2033	1,220	1,194
5.642% due 07/25/2034	785	763

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	8,575	8,211
4.750% due 10/25/2035	268	259
5.696% due 07/25/2034	660	651

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	677	533
4.995% due 12/25/2033	796	768

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	1,438	1,260

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	1,185	1,003
5.783% due 12/26/2046	649	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	$54	$51

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	60	57

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	592	449
4.500% due 06/25/2035	199	197
5.236% due 02/25/2036	1,397	1,042

Countrywide Home Loan Mortgage Pass-Through Trust
4.800% due 11/25/2034	1,065	1,000

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	2,771	2,597

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	878	827

GMAC Mortgage Corp. Loan Trust
5.013% due 11/19/2035	60	57

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	625	563
2.679% due 01/25/2047	838	796
2.869% due 11/25/2045	28	23

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	878	842

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	730	675

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	308	290
2.779% due 05/19/2035	58	46

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	353	333

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	217	202
2.699% due 01/25/2037	267	255
5.051% due 12/25/2034	349	319

JPMorgan Mortgage Trust
5.023% due 02/25/2035	937	853

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	50	47

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	892	881

Mellon Residential Funding Corp.
3.561% due 12/15/2030	333	321

Merrill Lynch Floating Trust
2.888% due 06/15/2022	2,609	2,443

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	565	454
6.033% due 05/25/2033	1,011	937

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	188	170
3.599% due 10/25/2035	305	264
6.944% due 01/25/2029	353	344

Morgan Stanley Capital I
2.878% due 10/15/2020	253	236

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	195	186

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	786	725
5.359% due 01/25/2035	1,220	1,165
5.540% due 08/25/2035	521	439

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,760	1,672
2.729% due 03/25/2037	1,301	1,021
2.809% due 07/19/2035	262	195
2.879% due 02/25/2036	69	54

Structured Asset Securities Corp.
2.649% due 05/25/2036	601	573
5.463% due 10/25/2035	267	255

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	$2,258	$2,150

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	2,841	2,634
2.709% due 03/25/2046	1,974	1,939
2.709% due 11/25/2046	1,455	1,380
2.719% due 09/25/2046	456	427
3.265% due 06/25/2037	1,473	1,385

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	1,244	1,147
2.908% due 09/15/2021	3,088	2,902

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	36	29
2.889% due 10/25/2045	37	29
3.239% due 12/25/2027	1,402	1,328
5.056% due 01/25/2047	392	323
5.220% due 02/27/2034	563	535
5.326% due 02/25/2046	2,653	2,065
5.526% due 11/25/2042	77	73
5.572% due 10/25/2046	463	381
5.572% due 12/25/2046	2,568	2,441
5.718% due 05/25/2041	17	16

Total Mortgage-Backed Securities (Cost $66,651)		61,764

ASSET-BACKED SECURITIES 21.2%

ACE Securities Corp.
2.649% due 12/25/2036	300	288
2.659% due 05/25/2036	15	15
2.659% due 10/25/2036	225	214
2.679% due 10/25/2036	103	100

Argent Securities, Inc.
2.649% due 09/25/2036	232	227

Asset-Backed Funding Certificates
2.659% due 11/25/2036	503	465
2.659% due 01/25/2037	472	442

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	309	300
2.649% due 12/25/2036	686	660
2.874% due 09/25/2034	46	41

Atrium CDO Corp.
3.736% due 06/27/2015	3,005	2,910

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	661	618
2.679% due 10/25/2036	314	298
2.799% due 09/25/2034	1	1

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	2,578	2,415
2.849% due 06/25/2035	397	391
2.919% due 10/25/2035	818	703

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	333	326
2.659% due 01/25/2037	764	753

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	557	550
2.649% due 05/25/2037	7,118	6,870
2.649% due 03/25/2047	106	104
2.659% due 03/25/2037	173	169
2.669% due 06/25/2037	909	883
2.679% due 06/25/2037	539	504
2.709% due 10/25/2046	122	118

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	590	564
2.719% due 07/25/2037	1,184	1,116

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	4	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	$1,356	$1,284
2.649% due 11/25/2036	916	829
2.649% due 12/25/2036	476	452
2.659% due 06/25/2036	580	558
2.669% due 12/25/2037	2,815	2,657

Ford Credit Auto Owner Trust
2.838% due 12/15/2009	762	761
3.418% due 07/15/2010	1,600	1,595

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	536	488
2.669% due 02/25/2037	103	101

GSAMP Trust
2.639% due 10/25/2046	348	332
2.669% due 09/25/2036	119	115
2.669% due 12/25/2036	767	736

GSR Mortgage Loan Trust
2.699% due 11/25/2030	5	5

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	716	691
2.806% due 01/20/2035	1,071	891

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	374	359
2.679% due 07/25/2037	1,231	1,162

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	85	82
2.649% due 10/25/2036	2,796	2,605
2.669% due 11/25/2036	539	514

Lehman XS Trust
2.669% due 05/25/2046	177	168
2.719% due 11/25/2036	851	816

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	306	304
2.639% due 11/25/2036	1,918	1,823
2.689% due 01/25/2046	4	4
2.779% due 08/25/2035	138	132
2.879% due 10/25/2034	6	6

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	683	646

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,100	2,079

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	312	307
2.669% due 08/25/2036	1,323	1,263

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	274	271
2.639% due 10/25/2036	153	149
2.649% due 10/25/2036	262	255
2.649% due 11/25/2036	1,213	1,144
2.659% due 05/25/2037	2,752	2,633

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	404	383

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	882	839
2.719% due 04/25/2037	3,147	3,060

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	23	23

Option One Mortgage Loan Trust
2.639% due 02/25/2037	753	719
2.649% due 07/25/2036	173	171
2.649% due 01/25/2037	653	615

Park Place Securities, Inc.
2.859% due 09/25/2035	247	238
2.911% due 10/25/2034	236	197

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	415	401

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.679% due 10/25/2036		$975	$929
2.699% due 08/25/2046		2,369	2,258

Residential Asset Securities Corp.
2.639% due 08/25/2036		48	48
2.659% due 10/25/2036		330	321
2.669% due 11/25/2036		744	709

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037		1,227	1,131

Saxon Asset Securities Trust
2.659% due 10/25/2046		78	75

SBI HELOC Trust
2.769% due 08/25/2036		101	97

Sears Credit Account Master Trust
3.038% due 04/16/2013		5,500	5,394

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		477	454
2.729% due 05/25/2037		1,079	1,012

SLC Student Loan Trust
3.045% due 02/15/2015		890	885

SLM Student Loan Trust
3.331% due 01/25/2016		44	44
3.331% due 10/25/2016		908	900
3.341% due 10/26/2015		291	290
4.237% due 07/25/2013		300	300
4.487% due 10/25/2017		700	681

Soundview Home Equity Loan Trust
2.649% due 10/25/2036		93	90
2.659% due 06/25/2036		6	5
2.659% due 12/25/2036		350	337
2.679% due 01/25/2037		2,080	1,986
2.699% due 10/25/2036		226	221

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		522	495
2.659% due 01/25/2038		1,386	1,327

Structured Asset Securities Corp.
2.649% due 10/25/2036		821	796

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		1,148	1,108

Total Asset-Backed Securities (Cost $84,157)			80,437

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
4.901% due 10/04/2011		1,000	1,002

Korea Development Bank
3.358% due 11/22/2012		100	97

Total Sovereign Issues (Cost $1,099)			1,099

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,227

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	988

Total Foreign Currency-Denominated Issues (Cost $2,224)			2,215

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

Bank of America Corp.
7.250% due 12/31/2049		4,000	4,132

Total Convertible Preferred Stocks (Cost $4,000)			4,132

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 27.3%

CERTIFICATES OF DEPOSIT 0.0%

HSBC Bank USA N.A.
3.294% due 07/28/2008	$100	$100

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
1.500% due 04/01/2008	5,000	5,000

UBS Finance Delaware LLC
2.940% due 06/06/2008	2,500	2,487

		7,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 25.3%
1.043% due 04/17/2008 - 07/17/2008 (a)(b)	$96,200	$95,961

Total Short-Term Instruments (Cost $103,624)		103,548

VALUE (000S)
PURCHASED OPTIONS (g) 0.4%
(Cost $639)	$1,386

Total Investments 124.4% (Cost $482,575)	$470,901

Written Options (h) (0.3%) (Premiums $610)	(1,207)

Other Assets and Liabilities (Net) (24.1%)	(91,191)

Net Assets (c) 100.0%	$378,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $32,299 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $6,438 and derivative instruments with an aggregate depreciation of ($127) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $49,106 at a weighted average interest rate of 3.204%. On March 31, 2008, securities valued at $69,319 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $10,875 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	431	$3,104
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	26	170
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	186	967
90-Day Eurodollar September Futures	Long	09/2009	156	745
E-mini S&P 500 Index June Futures	Long	06/2008	10	(27)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	107	(35)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	11	(17)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	10	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	241	(382)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	81
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	9
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	560	264
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	63
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	55	172
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	187	295

				$5,410

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	BNP	$1,200	$12
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	2,100	33
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	400	(18)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	400	(16)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	600	(23)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	3,100	(14)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008	DUB	2,000	(14)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	800	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	800	2
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,000	5
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	300	2
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	400	(6)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	800	(68)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,700	(173)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	600	(16)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	300	(8)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	600	(16)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,000	(22)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	1,900	(37)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	600	(9)

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	$400	$(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	500	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,000	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,000	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	1,700	8
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	100	(17)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	2,100	10
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	800	9
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	800	14
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	400	(8)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	300	(7)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,000	(16)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	1,600	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,000	(23)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	1,200	(31)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	2,300	(29)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	2,300	(122)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	2,400	(441)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,900	(347)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,500	(273)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	1,000	(17)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	4,200	(164)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,100	(181)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	300	(73)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	1,000	(233)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	3,000	(73)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	2,500	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008	DUB	2,000	(18)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	900	(15)
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.520%	03/20/2009	CITI	1,700	0
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	400	(56)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	400	(50)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	400	(65)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	400	(53)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	800	(6)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	600	8
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	1,200	17
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,100	43
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	1,000	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	2,000	0
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	400	(4)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008	DUB	2,000	(9)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	200	0
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	2,100	3
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	400	(21)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	800	(55)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	400	(4)
New York City, New York General Obligation Notes, Series 2007, 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,000	(7)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	400	(4)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	4,000	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	500	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	1,600	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	4,000	(1)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	800	5
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	500	5
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	300	3
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,100	28
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	2,400	75
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	300	9
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	3,000	(1,070)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	500	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	1,500	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	800	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,000	(47)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,000	(48)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	400	(33)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	600	(49)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,000	(183)
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,000	(10)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,000	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	2,000	(8)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	300	(2)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	1,800	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	1,700	(3)

						$(4,152)

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	$4,968	$(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	2,200	20

						$(361)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$10,300	$159
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		800	(11)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		200	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		16,200	(302)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(5)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	43
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	31
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	42
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	(157)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(15)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	(22)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	2,400	(35)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,500	(20)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		600	(8)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		900	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		800	2
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,200	(21)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		1,500	(11)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		1,600	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,600	(3)

							$(370)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	457,500	$1,596
Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	62,227	(83)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	495,039	1,746
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	177,169	442
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	MLP	594,300	(11,430)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	317,787	(7,739)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	448,976	(11,338)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	897,225	3,165

						$(23,641)

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

(g)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$139
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,100	36	293
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	297
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	25,700	226	333
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	219
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	105

							$639	$1,386

(h)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$140
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	37	207
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	25	208
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	8,600	214	337
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	218
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	97

							$610	$1,207

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$1,000	$1,006	$1,025
Freddie Mac	5.500%	04/01/2038	5,000	4,901	5,049
U.S. Treasury Notes	3.125%	11/30/2009	3,400	3,480	3,532
U.S. Treasury Notes	3.250%	12/31/2009	2,200	2,252	2,282

				$11,639	$11,888

(2)	Market value includes $65 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	433	05/2008	$0	$(1)	$(1)
Buy	AUD	153	04/2008	1	0	1
Buy	BRL	499	07/2008	9	0	9
Sell		21,308	07/2008	303	0	303
Buy		39,853	12/2008	413	0	413
Sell		5,737	12/2008	70	0	70
Sell	EUR	124	04/2008	0	(2)	(2)
Sell	GBP	4,560	04/2008	0	(24)	(24)
Buy	IDR	3,528,000	05/2008	0	(19)	(19)
Buy	INR	133,244	05/2008	140	0	140
Buy		8,636	08/2008	0	(5)	(5)
Sell	JPY	12,215	04/2008	1	0	1
Buy		3,330	05/2008	0	(1)	(1)
Sell		174,495	05/2008	10	0	10
Buy	KRW	116,442	05/2008	0	(11)	(11)
Buy		3,113,758	08/2008	0	(214)	(214)
Buy	KWD	33	05/2008	4	0	4
Buy	MXN	33,617	07/2008	98	0	98
Sell		24,135	07/2008	0	(32)	(32)
Buy	MYR	4,667	05/2008	65	0	65
Buy	PHP	39,051	05/2008	80	0	80
Buy	PLN	8,314	07/2008	663	0	663
Sell		8,314	07/2008	0	(379)	(379)
Buy	RUB	38,923	07/2008	97	0	97
Sell		37,722	07/2008	0	(75)	(75)
Buy		39,680	11/2008	53	0	53
Sell		17,568	11/2008	0	(35)	(35)
Buy	SAR	444	05/2008	0	(1)	(1)
Buy	SGD	4,127	05/2008	242	0	242
Buy		2,377	11/2008	46	0	46
Buy	ZAR	590	07/2008	0	(16)	(16)

				$2,295	$(815)	$1,480

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
4.946% due 11/16/2013	$2,475	$2,280

Idearc, Inc.
4.700% due 11/17/2014	2,494	2,006

Yell Group PLC
7.071% due 08/09/2011	72	59

Total Bank Loan Obligations (Cost $5,041)		4,345

CORPORATE BONDS & NOTES 28.8%

BANKING & FINANCE 23.0%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	600	599

American Express Co.
7.000% due 03/19/2018	2,000	2,105

American General Finance Corp.
6.900% due 12/15/2017	1,600	1,567

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	4,000	3,935

Bank of America Corp.
2.964% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,979
5.750% due 12/01/2017	1,100	1,141
8.000% due 12/29/2049	13,200	13,243

Bank of America N.A.
6.000% due 10/15/2036	300	288

Bank of Ireland
2.814% due 12/18/2009 (f)	3,100	3,092

Barclays Bank PLC
6.050% due 12/04/2017 (f)	1,000	978

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	742

Calabash Re Ltd.
11.200% due 01/08/2010	1,200	1,218

CIT Group, Inc.
2.729% due 12/19/2008	500	451
3.190% due 08/17/2009	300	252
3.215% due 08/15/2008	1,000	923
3.401% due 01/30/2009	600	522

Citigroup Capital XXI
8.300% due 12/21/2057	1,700	1,680

Citigroup, Inc.
2.701% due 12/28/2009 (f)	500	490
6.000% due 08/15/2017	6,700	6,623

DnB NOR Bank ASA
4.447% due 10/13/2009	1,000	1,001

Export-Import Bank of China
4.875% due 07/21/2015	100	100

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	22,400	22,148

Foundation Re II Ltd.
9.820% due 11/26/2010	1,400	1,430

GMAC LLC
6.000% due 12/15/2011	200	150

Goldman Sachs Group, Inc.
3.406% due 07/29/2008	700	698
6.750% due 10/01/2037 (f)	10,900	10,172

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,844

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ICICI Bank Ltd.
4.917% due 01/12/2010	$1,800	$1,723

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	941

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,776

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	900	768
3.232% due 05/25/2010	100	90
6.200% due 09/26/2014	400	395

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,441

MetLife, Inc.
6.400% due 12/15/2036	400	319

Mystic Re Ltd.
9.390% due 12/05/2008	1,500	1,487

National Australia Bank Ltd.
2.979% due 09/11/2009	800	800

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

RBS Capital Trust III
5.512% due 09/29/2049	1,200	987

Resona Bank Ltd.
5.850% due 09/29/2049	200	166

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	813

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	789

State Street Capital Trust IV
3.800% due 06/15/2037	200	150

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	189

U.S. Bancorp
3.512% due 02/04/2010	5,700	5,662

UBS AG
5.875% due 12/20/2017	700	717

USB Capital IX
6.189% due 04/15/2049	200	149

VTB Capital S.A.
3.839% due 08/01/2008	900	891

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,964
7.980% due 02/28/2049	23,900	23,554

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	800	800

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	475

		128,142

INDUSTRIALS 4.5%

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	323

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,721

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	435

CODELCO, Inc.
6.150% due 10/24/2036	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Comcast Corp.
5.875% due 02/15/2018	$300	$293
6.450% due 03/15/2037	300	284

Daimler Finance North America LLC
3.298% due 03/13/2009	200	197

Gaz Capital S.A.
6.212% due 11/22/2016	200	186

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (f)	7,800	8,192

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,879

Kraft Foods, Inc.
6.125% due 02/01/2018	800	802

Peabody Energy Corp.
7.875% due 11/01/2026	300	299

Rohm & Haas Co.
6.000% due 09/15/2017	500	509

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,001

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,794

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	692

Williams Cos., Inc.
6.375% due 10/01/2010	700	721

		24,955

UTILITIES 1.3%

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	2,800	2,786

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,935

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	582

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	832

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	228

		7,363

Total Corporate Bonds & Notes (Cost $162,805)		160,460

MUNICIPAL BONDS & NOTES 2.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	5,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	279

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,609

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	2,176

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,643

Total Municipal Bonds & Notes (Cost $12,225)		11,836

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	$2,000	$1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

U.S. GOVERNMENT AGENCIES 94.6%

Fannie Mae
2.666% due 12/25/2036	602	579
2.949% due 09/25/2042	979	971
4.434% due 01/01/2035	1,179	1,194
4.441% due 07/01/2034	979	989
4.500% due 08/01/2035	1,704	1,734
4.512% due 09/01/2035	725	733
4.567% due 07/01/2035	1,168	1,176
4.579% due 07/01/2035	882	888
4.634% due 09/01/2035	1,537	1,540
4.637% due 10/01/2035	640	642
4.667% due 12/01/2033	646	657
4.668% due 05/25/2035	200	201
4.695% due 12/01/2033	384	385
4.835% due 06/01/2035	1,834	1,861
4.989% due 06/01/2035	1,785	1,824
5.000% due 06/25/2027 - 05/01/2038	33,331	32,944
5.000% due 10/01/2035 - 03/01/2036 (f)	27,146	26,911
5.039% due 03/01/2035	217	223
5.500% due 02/01/2014 - 04/01/2038	71,315	72,046
5.500% due 07/01/2035 - 09/01/2037 (f)	79,188	80,046
5.722% due 06/01/2043 - 07/01/2044	931	926
6.000% due 05/01/2035 - 11/01/2037 (f)	154,164	158,125
6.000% due 09/01/2035 - 04/01/2038	72,401	74,247
6.329% due 10/01/2034	198	200
6.442% due 11/01/2035	298	307
6.500% due 08/01/2029 - 09/01/2037	960	995

Freddie Mac
2.859% due 08/25/2031	225	221
2.968% due 07/15/2019 - 08/15/2019	6,782	6,569
3.048% due 02/15/2019 (f)	7,472	7,425
3.218% due 06/15/2018	161	159
4.361% due 09/01/2035	674	677
4.500% due 10/15/2022	602	604
4.701% due 06/01/2035	1,877	1,908
4.704% due 08/01/2035	1,584	1,596
4.820% due 10/01/2035	1,108	1,112
4.876% due 11/01/2034	1,048	1,084
5.000% due 04/15/2012 - 01/15/2024	710	713
5.500% due 08/01/2037 (f)	3,867	3,910
5.500% due 10/01/2037 - 04/01/2038	17,089	17,259
5.722% due 02/25/2045	97	94
6.000% due 06/01/2037 - 10/01/2037	14,622	15,010

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	700	711
5.490% due 03/01/2028	5,000	5,120

Total U.S. Government Agencies (Cost $519,122)		527,543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	$353	$396

Total U.S. Treasury Obligations (Cost $392)		396

MORTGAGE-BACKED SECURITIES 7.1%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	282	258

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	911

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,099	1,961
4.750% due 10/25/2035	1,449	1,399

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	922	727
5.706% due 09/25/2035	222	182

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	821	695

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	312	304
4.900% due 12/25/2035	598	570

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	761	578
2.879% due 02/25/2037	3,321	2,613
4.500% due 06/25/2035	1,558	1,544

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	218	180

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	496	494

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	3,450	3,233

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	903	813
2.679% due 01/25/2047	1,089	1,034

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,928	1,817
5.250% due 11/25/2035	1,375	1,229

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	505	476

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	488	455
2.699% due 01/25/2037	356	341
5.189% due 01/25/2036	869	653

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,800	2,715

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	615	614

Mellon Residential Funding Corp.
3.561% due 12/15/2030	2,447	2,357

Merrill Lynch Floating Trust
2.888% due 06/15/2022	4,123	3,862

Structured Adjustable Rate Mortgage Loan Trust
5.317% due 08/25/2034	1,122	1,041
5.726% due 01/25/2035	565	536

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	345	270

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	128	121

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	946	897
2.719% due 09/25/2046	1,445	1,351

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	1,990	1,870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	$110	$88
5.526% due 11/25/2042	115	110
5.718% due 05/25/2041	124	116

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,252	1,194

Total Mortgage-Backed Securities (Cost $42,736)		39,609

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	360	346
2.679% due 10/25/2036	361	351

Asset-Backed Funding Certificates
2.659% due 11/25/2036	727	671

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	446	433
2.874% due 09/25/2034	151	134

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	992	927
2.799% due 09/25/2034	6	6

Chase Issuance Trust
3.609% due 05/16/2011 (a)	5,600	5,600

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	167	163

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	4,967	4,793
2.649% due 03/25/2047	352	346
2.659% due 03/25/2037	562	550
2.669% due 06/25/2037	844	820
2.679% due 06/25/2037	742	692
2.709% due 10/25/2046	408	395

Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	1	1
2.659% due 11/25/2036	787	753

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	10	10

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	1,309	1,185
2.649% due 12/25/2036	714	677

Fremont Home Loan Trust
2.649% due 10/25/2036	2,507	2,473
2.659% due 01/25/2037	670	609

GSR Mortgage Loan Trust
2.699% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	537	518

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	535	497

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	535	514

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	213	206
2.649% due 10/25/2036	3,707	3,455

Lehman XS Trust
2.669% due 05/25/2046	228	216

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	464	461
2.689% due 01/25/2046	23	23
2.779% due 08/25/2035	200	192
2.879% due 10/25/2034	17	15

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,900	2,871

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	437	429

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.669% due 08/25/2036	$1,812	$1,730

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	402	397
2.639% due 10/25/2036	306	298
2.649% due 10/25/2036	367	356

Option One Mortgage Loan Trust
2.639% due 02/25/2037	1,063	1,015
2.649% due 07/25/2036	260	256

Park Place Securities, Inc.
2.911% due 10/25/2034	728	610

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	616	587

Residential Asset Securities Corp.
2.659% due 10/25/2036	953	926
2.669% due 11/25/2036	570	543

SBI HELOC Trust
2.769% due 08/25/2036	354	339

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	279	270
2.679% due 01/25/2037	2,849	2,720

Structured Asset Securities Corp.
2.649% due 10/25/2036	711	690

Total Asset-Backed Securities (Cost $43,799)		42,114

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015	100	99

Total Sovereign Issues (Cost $99)		99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	$320

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	13,910

Total Foreign Currency-Denominated Issues (Cost $12,933)			14,230

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
4.946% due 12/31/2049		243	2,533

Total Preferred Stocks (Cost $2,585)			2,533

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.2%

COMMERCIAL PAPER 11.8%

ANZ National International Ltd.
3.050% due 05/19/2008		$3,300	3,287

Barclays U.S. Funding Corp.
3.025% due 05/20/2008		15,900	15,835

Federal Home Loan Bank
1.500% due 04/01/2008		15,200	15,200

UBS Finance Delaware LLC
3.040% due 06/02/2008		15,900	15,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano SpA
3.015% due 05/21/2008	$15,900	$15,833

		65,979

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,600	1,600

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,640. Repurchase proceeds are $1,600.)

U.S. TREASURY BILLS 15.1%
1.082% due 04/17/2008 - 07/24/2008 (b)(d)	84,600	84,243

Total Short-Term Instruments (Cost $151,992)		151,822

PURCHASED OPTIONS (i) 1.2%
(Cost $2,056)		6,704

Total Investments 172.8% (Cost $957,785)		$963,678

Written Options (j) (1.1%) (Premiums $2,783)		(6,067)

Other Assets and Liabilities (Net) (71.7%)		(400,035)

Net Assets (e) 100.0%		$557,576

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $38,815 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $7,587 and derivative instruments with an aggregate depreciation of ($345) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $133,200 at a weighted average interest rate of 3.950%. On March 31, 2008, securities valued at $299,451 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $6,611 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	800	$5,293
90-Day Eurodollar December Futures	Long	12/2009	19	(1)
90-Day Eurodollar June Futures	Long	06/2009	19	1
90-Day Eurodollar March Futures	Long	03/2009	76	345
90-Day Eurodollar September Futures	Long	09/2009	64	177
E-mini S&P 500 Index June Futures	Long	06/2008	5	(14)
Euro-Bobl June Futures	Long	06/2008	11	(33)
Euro-Schatz June Futures	Short	06/2008	36	26
S&P 500 Index June Futures	Long	06/2008	4	(19)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	200	(8)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,130	(1,353)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	381	1,192
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	17	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	110	173
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	394	194
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	50	132
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	100	329
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	220	299

				$6,699

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.750%	03/20/2013	DUB	$1,300	$2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	4,100	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	1,100	11
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	1,500	(26)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	1,500	(41)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	300	(58)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	100	(18)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	800	(56)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	900	(59)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	3,100	(166)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,600	(264)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	400	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	5,600	(38)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	600	(10)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,800	(90)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	(31)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	400	(12)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	5,780	(27)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	600	(3)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,000	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	800	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2013	JPM	1,900	(261)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	3,800	(30)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	UBS	1,400	(32)

						$(1,382)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$1,000	$55
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	3,400	196
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	700	(4)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	3,100	28
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	500	(1)

						$(197)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	18,400	$(70)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		1,000	6
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$2,300	23
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		17,400	382
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		30,300	115
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		5,500	(73)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		8,200	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		3,200	(248)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		300	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		1,800	(18)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		900	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		2,100	3
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,400	12
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		800	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		1,700	(41)

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	$10
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,900	(35)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		2,600	36
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,800	(9)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		4,700	64
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		2,400	21
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		1,300	12
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		3,400	(23)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		1,000	(15)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	5
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	39
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	43
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	273
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	74
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	62
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		600	(6)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		700	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		900	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	39
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	(87)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	66
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	140
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(107)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(38)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	80,000	39
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		140,000	69
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	8,200	7
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		2,200	5
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	(81)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(64)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	3,000	(44)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,900	(26)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		800	(11)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,100	3
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,100	(73)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,900	(42)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		3,200	(3)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(10)

							$335

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	1,019,623	$(3,842)
Pay	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	269,951	1,013
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	1,124,687	3,990
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	269,951	680
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	MLP	594,295	(11,466)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	658,273	(16,032)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	471,425	(11,905)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	1,023,428	3,630

						$(33,932)

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$130.000	05/23/2008	670	$7	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$722
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	39,000	187	1,612
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	2,359
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	938
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	464
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	88	139

							$2,047	$6,689

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$13,000	$2	$10

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	266	$305	$565
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	62	76	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	266	392	58
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	31	25	17

				$798	$714

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$444
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	285
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,500	184	1,104
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	1,679
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	301
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	614	949
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	461
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	89	130

							$1,985	$5,353

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$800	$798	$798
Fannie Mae	6.000%	04/01/2038	4,000	4,019	4,098
Freddie Mac	6.000%	04/01/2038	6,100	6,127	6,255
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	1,900	1,911	1,922
U.S. Treasury Notes	2.125%	01/31/2010	1,900	1,912	1,930
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,541	11,727
U.S. Treasury Notes	3.125%	11/30/2009	3,500	3,583	3,636
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,354	2,386
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,728	1,759
U.S. Treasury Notes	4.500%	05/15/2017	9,100	9,749	10,072

				$44,648	$45,512

(2)	Market value includes $371 of interest payable on short sales.

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	417	05/2008	$0	$(1)	$(1)
Buy	AUD	405	04/2008	2	0	2
Sell	BRL	10,706	07/2008	122	0	122
Buy		41,973	12/2008	417	0	417
Sell		9,341	12/2008	117	0	117
Sell	EUR	9,716	04/2008	0	(187)	(187)
Sell	GBP	6,005	04/2008	14	(26)	(12)
Buy	IDR	4,321,800	05/2008	0	(23)	(23)
Buy	INR	210,347	05/2008	218	0	218
Sell	JPY	14,798	04/2008	1	0	1
Buy		151,116	05/2008	22	(13)	9
Sell		275,262	05/2008	18	0	18
Buy	KRW	646,106	05/2008	0	(44)	(44)
Buy		2,047,902	08/2008	0	(124)	(124)
Buy	KWD	32	05/2008	4	0	4
Buy	MXN	30,555	07/2008	93	0	93
Sell		30,555	07/2008	0	(34)	(34)
Buy	MYR	6,066	05/2008	86	0	86
Buy	PHP	71,974	05/2008	146	0	146
Buy	PLN	5,553	07/2008	453	0	453
Sell		5,553	07/2008	0	(253)	(253)
Buy	RUB	61,652	07/2008	153	0	153
Sell		59,750	07/2008	0	(119)	(119)
Buy		34,322	11/2008	46	0	46
Sell		4,840	11/2008	0	(10)	(10)
Buy	SAR	427	05/2008	0	(1)	(1)
Buy	SEK	1,702	06/2008	10	0	10
Buy	SGD	5,233	05/2008	306	0	306
Buy		1,970	11/2008	38	0	38
Buy	ZAR	565	07/2008	0	(15)	(15)

				$2,266	$(850)	$1,416

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 25.2%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	$100	$100

American Express Centurion Bank
2.955% due 06/12/2009	600	598

American Express Co.
7.000% due 03/19/2018	100	105

American General Finance Corp.
6.900% due 12/15/2017	200	196

American Honda Finance Corp.
3.085% due 08/05/2008	130	130

American International Group, Inc.
5.850% due 01/16/2018	300	295

Bank of America Corp.
5.375% due 09/11/2012	200	208
5.750% due 12/01/2017	200	207
8.000% due 12/29/2049	1,400	1,405

Bank of Ireland
2.814% due 12/18/2009 (c)	300	299

Barclays Bank PLC
5.450% due 09/12/2012	900	923
6.050% due 12/04/2017 (c)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	500	465
4.325% due 07/16/2009	100	97

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	200	199

CIT Group, Inc.
2.729% due 12/19/2008	500	451

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Funding, Inc.
2.606% due 06/26/2009 (c)	100	99
2.980% due 12/08/2008	200	198

Citigroup, Inc.
3.220% due 05/18/2010	730	714
6.000% due 08/15/2017	200	198

Credit Agricole S.A.
3.090% due 05/28/2009	100	100
3.140% due 05/28/2010	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	600	584

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	2,100	2,076
7.250% due 10/25/2011	500	411

General Electric Capital Corp.
3.964% due 01/20/2010 (c)	600	596

Goldman Sachs Group, Inc.
2.746% due 03/30/2009	100	99
3.150% due 11/16/2009	290	286
6.750% due 10/01/2037 (c)	1,200	1,120

HSBC Holdings PLC
6.500% due 05/02/2036	200	194

ICICI Bank Ltd.
4.917% due 01/12/2010	100	96

International Lease Finance Corp.
2.756% due 06/26/2009	370	360

JPMorgan Chase & Co.
2.656% due 06/26/2009	290	288
6.000% due 01/15/2018	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
3.232% due 05/25/2010	$100	$90
5.625% due 01/24/2013	500	487

Merrill Lynch & Co., Inc.
3.178% due 05/08/2009	200	197

Metropolitan Life Global Funding I
3.110% due 05/17/2010	200	196

Morgan Stanley
3.206% due 02/09/2009	340	336
3.212% due 05/07/2009	300	295

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	170

SLM Corp.
3.471% due 07/27/2009 (c)	30	25
3.541% due 07/25/2008	500	491

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	79

UBS AG
5.875% due 12/20/2017	100	102

Wachovia Corp.
3.126% due 12/01/2009	200	195
7.980% due 02/28/2049	2,500	2,464

World Savings Bank FSB
2.592% due 06/20/2008	300	300

		19,076

INDUSTRIALS 3.2%

Amgen, Inc.
3.170% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	50	49

General Mills, Inc.
4.024% due 01/22/2010	100	98

Home Depot, Inc.
2.925% due 12/16/2009	100	96

International Business Machines Corp.
5.700% due 09/14/2017 (c)	900	945

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	298

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Union Pacific Corp.
5.700% due 08/15/2018	200	199

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	99

		2,401

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	194

BellSouth Corp.
4.240% due 04/26/2021	300	300

Enel Finance International S.A.
6.800% due 09/15/2037	300	304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
6.514% due 12/15/2012	$100	$104

		902

Total Corporate Bonds & Notes (Cost $22,805)		22,379

MUNICIPAL BONDS & NOTES 1.3%

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	759

Total Municipal Bonds & Notes (Cost $994)		960

U.S. GOVERNMENT AGENCIES 87.7%

Fannie Mae
5.000% due 02/25/2017 - 05/01/2038	9,813	9,695
5.500% due 02/01/2018 - 04/01/2038	4,460	4,516
5.500% due 04/01/2037 - 01/01/2038 (c)	6,726	6,798
5.722% due 06/01/2043	59	58
6.000% due 12/01/2035 - 04/01/2038	1,792	1,837
6.000% due 02/01/2036 - 01/01/2038 (c)	28,182	28,903
6.500% due 10/01/2035 - 04/01/2038	2,014	2,087

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	1,811	1,753
3.048% due 02/15/2019	712	707
4.250% due 09/15/2024	276	277
5.000% due 07/15/2020	118	119
5.500% due 07/01/2037 - 01/01/2038 (c)	2,952	2,984
6.000% due 09/01/2037 - 11/01/2037 (c)	4,543	4,664

Ginnie Mae
6.000% due 08/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	100	101
5.490% due 03/01/2028	700	717

Total U.S. Government Agencies (Cost $65,498)		66,243

MORTGAGE-BACKED SECURITIES 6.1%

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	11	11

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	307	242

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	169	148

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	227	173
5.236% due 02/25/2036	145	108

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	202	196
4.800% due 11/25/2034	118	111

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	122	114
2.679% due 03/25/2037	58	55

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	$84	$79

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	127	117

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	583
5.420% due 01/15/2049	300	291

JPMorgan Mortgage Trust
5.023% due 02/25/2035	67	61

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	93	88

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	33	27

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	60	52

Morgan Stanley Capital I
2.878% due 10/15/2020	36	34
5.809% due 12/12/2049	500	497

Residential Accredit Loans, Inc.
5.686% due 09/25/2045	242	206

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	138	108
2.809% due 07/19/2035	59	48

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	245	234

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	178	164
5.681% due 04/15/2034	30	30

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	260	246
5.056% due 01/25/2047	78	64
5.326% due 02/25/2046	474	369

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	128	121

Total Mortgage-Backed Securities (Cost $5,051)		4,654

ASSET-BACKED SECURITIES 12.0%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	286	281

American Express Credit Account Master Trust
2.818% due 01/18/2011	400	400
3.318% due 02/15/2012	50	48

Asset-Backed Funding Certificates
2.659% due 01/25/2037	52	49

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	165	153

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	280	263

Chase Issuance Trust
2.828% due 02/15/2011	300	298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$151	$142
2.659% due 01/25/2037	135	133
2.709% due 08/25/2036	500	464

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	315	305
2.649% due 07/25/2037	363	347
2.669% due 06/25/2037	65	63
2.679% due 06/25/2037	337	315
2.679% due 10/25/2037	223	209
2.779% due 09/25/2036	495	463

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	328	314
2.689% due 12/25/2037	239	233

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	136	128

First USA Credit Card Master Trust
2.935% due 04/18/2011	300	300

Fremont Home Loan Trust
2.699% due 05/25/2036	70	67

GSAMP Trust
2.669% due 12/25/2036	209	201

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	179	173

HSBC Asset Loan Obligation
2.659% due 12/25/2036	344	329

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	271	244

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037	81	78
2.659% due 11/25/2036	228	215

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	600

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	144	137

Morgan Stanley ABS Capital I
2.639% due 01/25/2037	70	67
2.649% due 11/25/2036	182	172

Residential Asset Securities Corp.
2.669% due 02/25/2037	209	196

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	421	398

SLM Student Loan Trust
3.800% due 12/15/2038	500	489

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	88	84
2.679% due 06/25/2037	156	148

Specialty Underwriting & Residential Finance
2.659% due 01/25/2038	163	156

Structured Asset Securities Corp.
2.699% due 01/25/2037	346	331

Total Asset-Backed Securities (Cost $9,441)		9,063

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%

Korea Development Bank
4.842% due 04/03/2010		$500	$499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	448

Total Foreign Currency-Denominated Issues (Cost $406)			448

SHORT-TERM INSTRUMENTS 30.9%

COMMERCIAL PAPER 13.2%

Danske Corp.
3.075% due 04/01/2008		$1,700	1,700

Federal Home Loan Bank
1.500% due 04/01/2008		900	900

Fortis Funding LLC
3.040% due 04/03/2008		1,600	1,600

Nordea N.A., Inc.
2.950% due 04/09/2008		2,000	1,999

Royal Bank of Scotland Group PLC
3.160% due 05/02/2008		100	100

UBS Finance Delaware LLC
2.940% due 06/05/2008		500	497
3.040% due 06/02/2008		1,600	1,592

Unicredito Italiano SpA
3.015% due 05/21/2008		1,600	1,593

			9,981

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
1.900% due 04/01/2008		520	520

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $535. Repurchase proceeds are $520.)

U.S. TREASURY BILLS 17.0%
0.701% due 04/17/2008 - 07/24/2008 (a)		12,850	12,806

Total Short-Term Instruments (Cost $23,333)			23,307

PURCHASED OPTIONS (f) 0.5%
(Cost $125)			362

Total Investments 169.3% (Cost $128,153)			$127,915

Written Options (g) (0.5%) (Premiums $216)			(378)

Other Assets and Liabilities (Net) (68.8%)			(51,989)

Net Assets (b) 100.0%			$75,548

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($20) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $20,124 at a weighted average interest rate of 3.750%. On March 31, 2008, securities valued at $45,498 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $984 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures	Long	06/2008	1	$(3)
Euro-Schatz June Futures	Short	06/2008	5	4
U.S. Treasury 2-Year Note June Futures	Short	06/2008	19	0
U.S. Treasury 5-Year Note June Futures	Short	06/2008	108	(143)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	96	365
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	1	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	23
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	9	25
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	40

				$320

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	$600	$(10)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	500	(14)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	100	(7)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	100	(7)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	500	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	100	(4)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	100	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	300	(1)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	300	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	500	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	100	(1)

						$(111)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$500	$(44)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	1,000	7
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	4
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	600	(1)

						$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,900	$(7)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		100	1
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		$800	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		2,300	10
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,800	40
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		200	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		400	(31)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		200	(1)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		300	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		600	(13)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	800	1
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	200	(1)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		400	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		300	3
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		500	(4)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		100	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		200	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	24
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		100	(1)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(12)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	10,000	5
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		10,000	5
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	800	1
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	300	(4)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		200	(3)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(1)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(7)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		300	(4)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		400	0

							$11

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,021,697	$3,022
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	13,600	40

						$3,062

(f)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$136.000	05/23/2008	16	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	102	1	2

				$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$41	$62
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	207
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	71
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	18

							$124	$358

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2038	$92.000	05/06/2008	$3,000	$0	$2

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	30	$35	$64
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	8	10	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	30	43	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	4	3	2

				$91	$82

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$54
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	15
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	134
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	74
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	19

							$125	$296

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ginnie Mae	6.000%	04/01/2038	$900	$926	$929
U.S. Treasury Notes	2.000%	02/28/2010	200	201	202
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,847	3,909
U.S. Treasury Notes	3.125%	11/30/2009	500	512	519
U.S. Treasury Notes	3.250%	12/31/2009	300	308	311
U.S. Treasury Notes	4.250%	08/15/2013	200	216	220
U.S. Treasury Notes	4.500%	05/15/2017	500	529	553

				$6,640	$6,745

(2)	Market value includes $53 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	56	05/2008	$0	$0	$0
Buy	AUD	48	04/2008	0	0	0
Buy	BRL	11,858	07/2008	379	0	379
Sell		9,070	07/2008	170	0	170
Buy		902	12/2008	0	(1)	(1)
Sell		909	12/2008	11	0	11
Sell	EUR	313	04/2008	0	(6)	(6)
Sell	GBP	1,475	04/2008	1	(7)	(6)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	4,798	05/2008	5	0	5
Sell	JPY	1,092	04/2008	0	0	0
Buy		49,831	05/2008	0	(13)	(13)
Sell		65,511	05/2008	2	(8)	(6)
Buy	KRW	18,498	05/2008	0	(1)	(1)
Buy		186,298	08/2008	0	(12)	(12)
Buy	KWD	4	05/2008	1	0	1
Buy	MXN	2,645	07/2008	8	0	8
Sell		1,327	07/2008	0	(2)	(2)
Buy	MYR	610	05/2008	9	0	9
Sell	NZD	29	04/2008	0	0	0
Buy	PHP	5,964	05/2008	12	0	12
Buy	PLN	659	07/2008	54	0	54
Sell		659	07/2008	0	(30)	(30)
Buy	RUB	3,508	07/2008	9	0	9
Sell		3,400	07/2008	0	(7)	(7)
Buy		5,696	11/2008	8	0	8
Sell		2,607	11/2008	0	(5)	(5)
Buy	SAR	56	05/2008	0	0	0
Buy	SEK	382	06/2008	2	0	2
Buy	SGD	287	05/2008	16	0	16
Buy		105	11/2008	2	0	2

				$689	$(95)	$594

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Georgia-Pacific Corp.
4.446% due 12/20/2012	419	389
4.740% due 12/20/2012	3,233	3,003
4.835% due 12/20/2012	286	266

HCA, Inc.
4.946% due 11/16/2013	2,574	2,371

Total Bank Loan Obligations (Cost $8,374)		7,684

CORPORATE BONDS & NOTES 38.1%

BANKING & FINANCE 22.8%

American Express Bank FSB
6.000% due 09/13/2017	5,200	5,082

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,960

American Express Co.
6.150% due 08/28/2017	1,600	1,597

American International Group, Inc.
5.850% due 01/16/2018	3,000	2,952

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,616
6.050% due 12/04/2017 (f)	1,600	1,565
7.434% due 09/29/2049	1,000	906

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,521

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	1,482

Citigroup, Inc.
6.125% due 11/21/2017	5,000	5,005

Deutsche Bank AG
6.000% due 09/01/2017	3,900	4,071

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	234
7.250% due 10/25/2011	1,950	1,604
9.750% due 09/15/2010	400	357

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	2,800	2,786
6.375% due 11/15/2067	200	196

GMAC LLC
6.625% due 05/15/2012	600	454
6.875% due 08/28/2012	2,200	1,674
7.000% due 02/01/2012	1,100	838

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,806

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017	1,800	1,735

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	400	407

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,639

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	993

UBS AG
5.875% due 12/20/2017	2,600	2,664

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,885

		59,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 11.1%

Erac USA Finance Co.
6.375% due 10/15/2017	$7,500	$6,717

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,267

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,900	3,046

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,546

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,605
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,806

Nortel Networks Ltd.
10.125% due 07/15/2013	100	92

Williams Cos., Inc.
6.375% due 10/01/2010	200	206

Xerox Corp.
9.750% due 01/15/2009	1,100	1,143

		28,724

UTILITIES 4.2%

AT&T, Inc.
4.125% due 09/15/2009	500	503
5.500% due 02/01/2018	1,100	1,080
6.300% due 01/15/2038	500	485

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,200

Embarq Corp.
6.738% due 06/01/2013	2,000	1,937

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,614

		10,819

Total Corporate Bonds & Notes (Cost $100,377)		98,572

MUNICIPAL BONDS & NOTES 1.3%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	391

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	2,265	1,910

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	617

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	96

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $3,791)		3,300

COMMODITY INDEX-LINKED NOTES 0.8%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	2,000	1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 174.1%

Fannie Mae
2.719% due 03/25/2034 (f)	$25	$24
2.729% due 03/25/2036 (f)	2,475	2,449
2.849% due 06/25/2044	67	66
2.949% due 09/25/2042	779	772
3.785% due 08/01/2010 (f)	366	368
4.125% due 04/25/2024 (f)	201	208
4.196% due 11/01/2034 (f)	1,006	1,016
4.375% due 11/25/2023 (f)	249	248
4.500% due 06/01/2010	300	306
4.500% due 09/25/2020 (f)	4,705	4,752
4.512% due 08/01/2035 (f)	742	745
4.633% due 10/01/2035 (f)	888	891
4.642% due 07/01/2035 (f)	1,637	1,658
4.700% due 10/01/2035 (f)	730	746
4.722% due 10/01/2035 (f)	729	732
4.850% due 02/01/2034 (f)	756	763
4.899% due 09/01/2035 (f)	1,334	1,359
5.000% due 12/01/2018 - 12/01/2036 (f)	56,706	56,833
5.000% due 05/01/2038	24,000	23,704
5.159% due 03/01/2036 (f)	2,516	2,525
5.251% due 02/01/2036 (f)	5,734	5,738
5.261% due 08/01/2036 (f)	1,360	1,368
5.392% due 07/01/2032 (f)	51	52
5.500% due 01/01/2021 - 09/01/2037 (f)	75,203	76,217
5.500% due 04/01/2038	4,000	4,038
5.722% due 09/01/2044 - 10/01/2044 (f)	4,507	4,494
6.000% due 05/01/2034 - 12/01/2037 (f)	23,539	24,141
6.000% due 04/01/2038	35,000	35,859
6.228% due 02/01/2035 (f)	522	526
6.500% due 04/01/2038	4,200	4,350
6.847% due 09/01/2031	2	2
7.500% due 12/01/2014 (f)	235	245

Freddie Mac
3.018% due 10/15/2020 (f)	777	763
3.168% due 06/15/2031 (f)	1,532	1,481
3.218% due 11/15/2016 - 03/15/2017 (f)	7,186	7,185
3.500% due 01/15/2022 - 01/15/2023 (f)	1,430	1,430
4.000% due 11/01/2013 - 05/15/2016 (f)	5,009	5,041
4.361% due 09/01/2035 (f)	1,865	1,876
4.500% due 02/15/2017 - 09/15/2020 (f)	12,378	12,571
5.000% due 12/15/2015 - 09/01/2035 (f)	47,146	48,250
5.312% due 09/01/2035 (f)	2,259	2,295
5.500% due 03/15/2017 - 08/01/2037 (f)	17,355	17,555
5.500% due 08/15/2030 - 04/01/2038	93,005	93,921
5.722% due 10/25/2044	194	192

Ginnie Mae
3.218% due 03/16/2032 (f)	40	39
5.125% due 11/20/2024 (f)	103	103

Total U.S. Government Agencies (Cost $441,900)		449,897

U.S. TREASURY OBLIGATIONS 80.0%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	4,253	4,570
2.375% due 01/15/2027	1,256	1,370

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	14,326

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Notes
3.625% due 10/31/2009	$180,600	$186,441

Total U.S. Treasury Obligations (Cost $206,289)		206,707

MORTGAGE-BACKED SECURITIES 14.5%

Banc of America Funding Corp.
6.142% due 01/20/2047	174	151

Banc of America Mortgage Securities, Inc.
3.049% due 01/25/2034	207	198
5.000% due 05/25/2034	210	193

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,620	2,509
4.550% due 08/25/2035	617	588
4.625% due 10/25/2035	3,374	3,197
4.750% due 10/25/2035	376	363

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	468	405
5.706% due 09/25/2035	554	456

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	547	463

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	682	647
4.700% due 12/25/2035	1,484	1,443

Countrywide Alternative Loan Trust
2.746% due 11/20/2035	86	81
2.746% due 03/20/2046	1,592	1,210
4.500% due 06/25/2035	431	427
5.484% due 06/25/2037	2,893	2,536

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	332	263
2.919% due 03/25/2035	266	206

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	365	365

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,583	1,484

Downey Savings & Loan Association Mortgage Loan Trust
2.819% due 08/19/2045	1,423	1,103
6.713% due 07/19/2044	128	115

First Horizon Alternative Mortgage Securities
6.216% due 03/25/2035	281	197

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	125	118

First Republic Mortgage Loan Trust
3.168% due 11/15/2031	113	105

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	195	192

GSR Mortgage Loan Trust
4.539% due 09/25/2035	500	471
5.500% due 11/25/2035	404	406

GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	19	18

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,348	1,017

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	1,112	1,065
5.051% due 12/25/2034	70	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	469	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.679% due 07/25/2046	$865	$840

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	266	214

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	70	64
3.599% due 10/25/2035	92	79

Morgan Stanley Capital I
2.878% due 10/15/2020	1,049	976

Residential Accredit Loans, Inc.
2.809% due 04/25/2046	2,102	1,599
2.999% due 03/25/2033	159	138

Residential Asset Securitization Trust
2.999% due 05/25/2033	274	237

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	319	302

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	376	311
2.879% due 02/25/2036	827	648

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,037	1,932

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	240	192
2.919% due 01/25/2045	231	185

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	702	659
4.329% due 07/25/2035	2,700	2,566
4.399% due 05/25/2035	382	363
4.500% due 11/25/2018	1,330	1,301
5.241% due 04/25/2036	2,531	2,503

Total Mortgage-Backed Securities (Cost $41,209)		37,592

ASSET-BACKED SECURITIES 2.9%

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	1,703	1,663

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	25	25
5.571% due 10/25/2036	1,955	1,926

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	180	179

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	630	613
2.669% due 06/25/2036	49	49
2.669% due 08/25/2036	19	19
3.265% due 07/25/2036	20	20

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	365	353

GSAMP Trust
2.669% due 01/25/2036	127	121
2.689% due 11/25/2035	157	145
2.889% due 03/25/2034	90	88

Lehman XS Trust
2.679% due 04/25/2046	463	457
2.679% due 08/25/2046	949	927

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	186	168

New Century Home Equity Loan Trust
2.669% due 08/25/2036	133	131

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.900% due 04/25/2035		$762	$704

Total Asset-Backed Securities (Cost $7,767)			7,588

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	747

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,430

Republic of Germany
4.750% due 07/04/2034	EUR	3,100	5,033
5.500% due 01/04/2031		200	357

Total Foreign Currency-Denominated Issues (Cost $9,580)			9,567

		SHARES
PREFERRED STOCKS 0.1%

Fannie Mae
8.250% due 12/31/2049		13,000	316

Total Preferred Stocks (Cost $325)			316

EXCHANGE-TRADED FUNDS 4.8%
iShares MSCI EAFE Index Fund		172,236	12,384

Total Exchange-Traded Funds (Cost $10,076)			12,384

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%

COMMERCIAL PAPER 7.3%
Federal Home Loan Bank
1.500% due 04/01/2008		$18,700	18,700

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.900% due 04/01/2008		1,661	1,661

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,697. Repurchase proceeds are $1,661.)

U.S. TREASURY BILLS 7.4%
1.139% due 05/29/2008 - 06/12/2008 (a)(c)(d)(g)		19,190	19,093

Total Short-Term Instruments (Cost $39,510)			39,454

PURCHASED OPTIONS (i) 2.6%
(Cost $4,471)			6,650

Total Investments 341.2% (Cost $875,669)			$881,698

Written Options (j) (1.6%) (Premiums $3,238)			(4,175)

Other Assets and Liabilities (Net) (239.6%)			(619,116)

Net Assets (e) 100.0%			$258,407

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $9,706 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,760 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $3,650 and derivative instruments with an aggregate depreciation of ($1,204) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $174,578 at a weighted average interest rate of 4.085%. On March 31, 2008, securities valued at $293,333 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $169 and cash of $10,105 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	39	$215
90-Day Eurodollar March Futures	Short	03/2009	88	(441)
90-Day Eurodollar September Futures	Short	09/2008	44	(35)
Euro-Bobl June Futures	Short	06/2008	144	275
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	185	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	55	(69)
Euro-Schatz June Futures	Short	06/2008	467	514
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	467	0
Japan Government 10-Year Bond June Futures	Long	06/2008	1	21
U.S. Treasury 2-Year Note June Futures	Short	06/2008	907	(130)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	981	(1,206)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	232	695
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	125	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	256	398
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	671	368
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	211	821
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	230
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	153	85
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	139	356
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	41	(168)

				$1,870

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	RBS	$1,900	$70
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	1,200	20
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	BOA	2,700	56
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC	7,500	1,263
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	CITI	700	(14)
Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	DUB	2,200	5
Hungary Government International Bond 4.750% due 02/03/2015	Buy	(1.660%	)	03/20/2013	MSC	2,600	10
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	2,600	(12)
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	RBS	10,000	825
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	2,800	76
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	GSC	5,000	773
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	CITI	700	(49)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	BOA	2,400	(22)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	500	(2)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	2,800	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	DUB	1,000	(63)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	MSC	100	0
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	LEH	100	(1)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.630%	)	03/20/2013	MSC	2,600	41
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	5,000	253
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	UBS	800	46

							$3,275

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$5,200	$280
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	3,900	(22)
Dow Jones CDX N.A. HV9 Index	Sell	1.400%		12/20/2012	CSFB	3,500	(227)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	1,485	114
Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	BCLY	3,800	(161)
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	MSC	7,800	821
Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	MSC	5,600	(837)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,000	(28)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	1,000	(33)
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	2,200	1,328
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	DUB	750	(402)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	MLP	700	(373)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	UBS	750	(401)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	GSC	1,000	78

							$137

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(5)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		9,800	(5)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$126,600	2,179
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		20,500	505
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		46,700	1,093
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		49,200	386
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		12,400	559
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		28,900	1,402
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	CITI		8,200	(460)
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		11,300	(622)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		39,800	(2,335)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,800	(2,293)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		4,800	(196)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		1,600	(54)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		30,400	(1,250)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI		4,100	(282)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	DUB		7,700	(251)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	MLP		1,200	(84)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	RBS		1,300	(93)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	(24)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		5,200	439
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		600	(14)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	30,600	(244)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		15,800	(106)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	9,210	82
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		42,300	251
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	52
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(155)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	0
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	2
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(201)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	66
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	166
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(371)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(1,034)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	178
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	60
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		2,800	119
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	(79)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	14
Receive	6-Month JPY-LIBOR	1.500%	06/20/2015	MSC	JPY	110,000	(22)
Pay	28-Day Mexico Interbank TIIE Banxico	8.860%	09/12/2016	CITI	MXN	6,700	42
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		5,500	8
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(143)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	10,600	(28)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		13,300	(588)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		19,500	(444)

							$(3,796)

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	883,868	$1,311
Pay	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	629,264	(764)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	2,428	3
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	MLP	3,087,175	4,594

						$5,144

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	807	$15	$13
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	100	2	2
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	1,182	22	9
Call - CBOT U.S. Treasury 5-Year Note June Futures	134.000	05/23/2008	46	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	653	12	10
Call - CBOT U.S. Treasury 10-Year Note June Futures	145.000	05/23/2008	97	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	438	8	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	81.000	05/23/2008	26	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	142	1	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	247	4	4
Put - CBOT U.S. Treasury 30-Year Bond June Futures	86.000	05/23/2008	417	4	6
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	128	2	2

				$71	$57

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR 50,100	$260	$514
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 5,800	56	97
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008	13,300	277	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	169,300	1,495	2,194
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	8,500	82	129
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	77,300	801	1,051

							$2,971	$4,395

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	$ 1.355	05/21/2008	EUR 3,100	$94	$2
Put - OTC Euro versus U.S. dollar	1.362	05/21/2008	2,000	61	1
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	502
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	94
Call - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	251
Put - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	47
Call - OTC Euro versus Japanese yen	JPY 148.400	06/03/2010	1,000	56	100
Put - OTC Euro versus Japanese yen	148.400	06/03/2010	1,000	56	115
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	$ 3,100	139	62
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	3,100	126	289
Call - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	51	20
Put - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	50	122
Call - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	63
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	413

				$1,375	$2,081

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$21,000	$3	$0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	103.875	04/07/2008	100,000	16	2
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.125	04/08/2008	41,000	6	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	04/08/2008	51,000	4	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	06/20/2008	27,000	3	0
Put - OTC Fannie Mae 5.000% due 04/01/2038	80.000	04/07/2008	40,000	5	0
Put - OTC Fannie Mae 5.500% due 04/01/2023	87.500	04/10/2008	15,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	35,000	4	83
Put - OTC Fannie Mae 6.500% due 04/01/2038	95.000	04/07/2008	4,200	0	0
Put - OTC Freddie Mac 5.500% due 05/01/2038	86.000	05/06/2008	82,000	10	17
Put - OTC Freddie Mac 5.500% due 06/01/2038	90.000	06/05/2008	11,000	1	15

				$54	$117

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	84	$69	$18

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR 16,200	$239	$408
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 2,500	55	97
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	267	77
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	279	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	56,400	1,415	2,211
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,700	82	120
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	33,600	806	1,156

							$3,143	$4,146

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	$700	$13	$11
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	700	13	0

							$26	$11

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k) Short sales outstanding on March 31, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	04/01/2038	$36,700	$36,262	$37,050
U.S. Treasury Notes	2.000%	02/28/2010	24,600	24,826	24,849
U.S. Treasury Notes	3.625%	10/31/2009	197,000	203,011	206,844
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,842	4,959
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,341	10,538
U.S. Treasury Notes	4.500%	05/15/2017	23,300	25,034	25,794
U.S. Treasury Notes	4.750%	05/15/2014	300	334	344
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,027	35,984

				$339,677	$346,362

(3)	Market value includes $4,424 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,927	04/2008	$0	$(101)	$(101)
Buy	BRL	1,638	07/2008	46	0	46
Sell		13,932	07/2008	135	(124)	11
Buy		42,843	12/2008	426	0	426
Sell		29,014	12/2008	246	(53)	192
Sell	CAD	83	04/2008	3	0	3
Buy	CHF	3,951	06/2008	66	(7)	60
Sell		22,090	06/2008	0	(996)	(996)
Buy	CLP	8,500	12/2008	2	0	2
Buy	CNY	39,344	07/2008	352	0	352
Sell		39,344	07/2008	0	(223)	(223)
Buy		35,304	10/2008	207	0	207
Sell		35,304	10/2008	0	(254)	(254)
Sell	DKK	12,414	06/2008	0	(96)	(96)
Buy	EUR	56	04/2008	0	0	0
Sell		64,372	04/2008	0	(1,212)	(1,212)
Buy	GBP	4,604	04/2008	9	(81)	(72)
Sell		37,922	04/2008	0	(198)	(198)
Buy	HKD	10,162	05/2008	0	0	0
Sell		54,054	05/2008	0	(1)	(1)

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	406,000	05/2008	$1	$(24)	$(23)
Sell		5,951,908	05/2008	10	(1,240)	(1,230)
Buy	KRW	4,688,113	08/2008	0	(267)	(267)
Sell		2,980,640	08/2008	117	0	117
Buy	MXN	56,073	07/2008	178	0	178
Sell		36,129	07/2008	0	(48)	(48)
Buy	MYR	5,401	05/2008	52	0	52
Sell		405	05/2008	0	0	0
Buy		1,682	08/2008	29	0	29
Sell		3,876	08/2008	0	(9)	(9)
Buy	NOK	1,400	06/2008	0	0	0
Sell		15,623	06/2008	0	(58)	(58)
Buy	NZD	290	04/2008	0	0	0
Sell		1,055	04/2008	15	0	15
Buy	PLN	5,262	07/2008	428	0	428
Sell		2,741	07/2008	0	(120)	(120)
Buy	RUB	108,382	07/2008	275	0	275
Sell		90,195	07/2008	0	(182)	(182)
Buy		69,176	11/2008	92	0	92
Sell		20,104	11/2008	0	(37)	(37)
Buy	SEK	6,500	06/2008	9	0	9
Sell		44,815	06/2008	0	(260)	(260)
Buy	SGD	1,109	05/2008	8	0	8
Sell		5,224	05/2008	0	(107)	(107)

				$2,706	$(5,698)	$(2,992)

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.7%

BANKING & FINANCE 9.3%

American Express Bank FSB
6.000% due 09/13/2017	$400	$391

Bank of America Corp.
8.000% due 12/29/2049	100	101

Barclays Bank PLC
7.434% due 09/29/2049	100	91

C10 Capital SPV Ltd.
6.722% due 12/18/2049	100	92

Capital One Financial Corp.
6.750% due 09/15/2017	100	95

Citigroup, Inc.
5.875% due 05/29/2037	100	87

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	50	41
7.800% due 06/01/2012	50	41
9.750% due 09/15/2010	100	89

GMAC LLC
6.625% due 05/15/2012	100	76
7.000% due 02/01/2012	100	76

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (e)	400	373

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	100	86

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	205

		1,934

INDUSTRIALS 3.9%

Boston Scientific Corp.
6.000% due 06/15/2011	100	98

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	93

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.375% due 02/01/2009	100	101

Loews Corp.
5.250% due 03/15/2016	200	200

Mandalay Resort Group
6.500% due 07/31/2009	100	100

Reynolds American, Inc.
7.750% due 06/01/2018	100	106

		798

UTILITIES 5.5%

AT&T, Inc.
5.500% due 02/01/2018	100	98

BellSouth Corp.
4.240% due 04/26/2021	300	300

Embarq Corp.
6.738% due 06/01/2013	300	291

Enel Finance International S.A.
6.250% due 09/15/2017	200	208

Midwest Generation LLC
8.300% due 07/02/2009	53	54

NRG Energy, Inc.
7.375% due 02/01/2016	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
5.625% due 11/15/2008	$100	$100

		1,149

Total Corporate Bonds & Notes (Cost $4,015)		3,881

MUNICIPAL BONDS & NOTES 1.9%

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	100	100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	200	199

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Total Municipal Bonds & Notes (Cost $400)		387

U.S. GOVERNMENT AGENCIES 127.2%

Fannie Mae
2.699% due 01/25/2021 (e)	217	215
2.949% due 05/25/2042 - 09/25/2042	198	196
4.000% due 05/01/2013 (e)	716	721
4.196% due 11/01/2034 (e)	53	54
4.345% due 08/01/2033 (e)	165	168
4.375% due 11/25/2023 (e)	71	71
4.897% due 12/01/2035 (e)	183	183
5.000% due 07/25/2019 - 10/01/2036 (e)	1,655	1,645
5.014% due 07/01/2035 (e)	215	220
5.392% due 07/01/2032 (e)	17	17
5.500% due 07/01/2020 - 12/01/2036 (e)	1,907	1,938
5.722% due 06/01/2043 - 10/01/2044 (e)	555	552
5.723% due 03/01/2044 (e)	170	170
6.000% due 12/01/2036 - 10/01/2037 (e)	1,817	1,863
6.000% due 04/01/2038	4,000	4,098

Freddie Mac
3.018% due 10/15/2020 (e)	26	25
4.500% due 10/15/2013 - 10/15/2019 (e)	226	229
4.752% due 09/01/2035	208	211
5.000% due 11/15/2024 (e)	62	63
5.500% due 08/15/2030 - 04/01/2038	13,000	13,128
5.500% due 05/01/2035 (e)	411	416
5.722% due 02/25/2045	195	190

Total U.S. Government Agencies (Cost $25,865)		26,373

U.S. TREASURY OBLIGATIONS 57.0%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	319	343
2.375% due 01/15/2027	105	114

U.S. Treasury Bonds
4.375% due 02/15/2038	100	101
5.000% due 05/15/2037	1,000	1,119

U.S. Treasury Notes
3.625% due 10/31/2009	9,800	10,129

Total U.S. Treasury Obligations (Cost $11,705)		11,806

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 22.7%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$179	$171
4.550% due 08/25/2035	69	65
4.625% due 10/25/2035	153	145

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	124	124

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	76	72

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	99	97
2.799% due 05/25/2036	163	123

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	138	113

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	113	106

Downey Savings & Loan Association Mortgage Loan Trust
2.819% due 08/19/2045	98	76

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	168	159

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	63	59

Harborview Mortgage Loan Trust
2.779% due 05/19/2035	145	115
2.799% due 03/19/2037	128	97

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	50	48

Lehman XS Trust
2.679% due 07/25/2046	91	88

Mellon Residential Funding Corp.
3.168% due 11/15/2031	141	128
3.561% due 12/15/2030	78	75

Residential Accredit Loans, Inc.
2.809% due 04/25/2046	211	160

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	36	34

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	152	149
2.879% due 02/25/2036	138	108

Structured Asset Securities Corp.
4.080% due 06/25/2033	157	143

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	98	93

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	146	138

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	206	193

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	72	57
3.139% due 12/25/2027	33	30
3.796% due 06/25/2034	400	394
4.039% due 09/25/2033	190	180
5.056% due 01/25/2047	157	129
5.306% due 06/25/2046	181	143
5.326% due 02/25/2046	142	111
5.470% due 05/25/2046	141	109
5.718% due 05/25/2041	29	27

Wells Fargo Mortgage-Backed Securities Trust
4.329% due 07/25/2035	300	285
4.500% due 11/25/2018	95	93
5.241% due 04/25/2036	200	198
5.387% due 08/25/2035	64	62

Total Mortgage-Backed Securities (Cost $5,177)		4,697

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 12.3%

Argent Securities, Inc.
2.639% due 06/25/2036	$20	$20

Asset-Backed Funding Certificates
2.659% due 11/25/2036	56	52

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	34	33

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	55	51
2.689% due 04/25/2036	16	16
5.571% due 10/25/2036	140	138

Carrington Mortgage Loan Trust
2.759% due 01/25/2036	200	196

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	249	240
2.669% due 06/25/2037	130	126
2.759% due 02/25/2036	30	28

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	51	50

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 12/25/2036	48	45

Fremont Home Loan Trust
2.659% due 01/25/2037	134	122

GSAMP Trust
2.669% due 01/25/2036	12	11
2.689% due 11/25/2035	28	26

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	72	69
2.886% due 09/20/2033	18	17

Home Equity Asset Trust
2.679% due 05/25/2036	11	11

HSI Asset Securitization Corp. Trust
2.679% due 12/25/2035	9	9

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	107	103

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	80	74

Lehman XS Trust
2.669% due 05/25/2046	25	24
2.679% due 04/25/2046	48	47
2.689% due 05/25/2046	83	81

Long Beach Mortgage Loan Trust
2.779% due 08/25/2035	46	44

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.649% due 11/25/2036		$61	$57
2.659% due 11/25/2036		114	108

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037		62	61
2.669% due 08/25/2036		57	55

Morgan Stanley ABS Capital I
2.649% due 10/25/2036		105	102

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		50	48

New Century Home Equity Loan Trust
2.779% due 05/25/2036		200	165
2.859% due 06/25/2035		19	17

Option One Mortgage Loan Trust
2.639% due 02/25/2037		44	42

Residential Asset Securities Corp.
2.639% due 06/25/2036		20	20

Soundview Home Equity Loan Trust
2.659% due 12/25/2036		58	56

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		47	45

Structured Asset Securities Corp.
4.900% due 04/25/2035		48	44

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		96	92

Total Asset-Backed Securities (Cost $2,682)			2,545

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Panama Government International Bond
9.625% due 02/08/2011		14	16

Total Sovereign Issues (Cost $28)			29

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	191

Total Foreign Currency-Denominated Issues (Cost $200)			191

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

Fannie Mae
8.250% due 12/31/2049	1,000	$24

Total Preferred Stocks (Cost $25)		24

EXCHANGE-TRADED FUNDS 7.0%
iShares MSCI Japan Index Fund	116,689	1,443

Total Exchange-Traded Funds (Cost $1,728)		1,443

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.6%

COMMERCIAL PAPER 7.7%

Federal Home Loan Bank
1.500% due 04/01/2008	$1,600	1,600

U.S. TREASURY BILLS 4.9%
0.847% due 05/29/2008 - 06/12/2008 (a)(c)(f)	1,015	1,010

Total Short-Term Instruments (Cost $2,614)		2,610

PURCHASED OPTIONS (h) 1.4%
(Cost $204)		300

Total Investments 261.9% (Cost $54,643)		$54,286

Written Options (i) (1.1%) (Premiums $191)		(228)

Other Assets and Liabilities (Net) (160.8%)		(33,332)

Net Assets (d) 100.0%		$20,726

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $143 and derivative instruments with an aggregate depreciation of ($112) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $10,287 at a weighted average interest rate of 4.480%. On March 31, 2008, securities valued at $9,155 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

(f)	Securities with an aggregate market value of $15 and cash of $1,041 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	4	$22
90-Day Eurodollar March Futures	Short	03/2009	4	(20)
90-Day Eurodollar September Futures	Short	09/2008	10	(8)
Euro-Bobl June Futures	Short	06/2008	12	23
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	13	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	4	(2)
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	4	0
Euro-Schatz June Futures	Short	06/2008	36	26
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	25	0
Euro-Schatz June Futures Put Options Strike @ EUR 111.000	Long	06/2008	11	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	44	(6)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	44	(48)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	31	69
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	65	104
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	38	84
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	67	19
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	7	16
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	25	26
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	10	26
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	3	(12)

				$322

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	RBS	$200	$7
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	200	3
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	100	6
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	BOA	200	(1)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	BOA	100	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	200	(1)
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.440%	)	12/20/2012	LEH	200	11
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	200	6
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	RBS	100	(7)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	BOA	200	(2)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	200	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	DUB	100	(6)
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	BOA	400	21

							$35

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$400	$22
Dow Jones CDX N.A. HV9 Index	Sell	1.400%		12/20/2012	CSFB	300	(19)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	99	7
Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	BCLY	298	(13)
Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	MSC	300	32
Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	MSC	200	(30)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	300	(3)

							$(4)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	400	$0
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		500	0
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$4,100	31
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		800	5
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	GSC		200	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MLP		300	6
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		400	(22)
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		1,200	51
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		1,600	83
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	BNP		200	7
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		2,000	66
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		1,500	86
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		100	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BOA		1,800	19
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		500	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	DUB		2,400	(88)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		100	(6)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MSC		200	(13)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		400	(17)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI		300	(21)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	RBS		700	(50)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BCLY		100	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BNP		100	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		100	(2)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		400	1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY	EUR	100	(2)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	2,500	(20)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		1,100	(7)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH	EUR	3,200	19
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		310	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,000	(12)
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		1,100	52
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	2
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		200	(20)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	DUB	GBP	2,000	(41)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		4,600	(95)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		500	14
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		100	3
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		200	9
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		200	(15)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		300	1
Receive	6-Month GBP-LIBOR	4.500%	12/15/2035	DUB		400	(13)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	600	1
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC	BRL	1,400	(62)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(7)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(43)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		100	0

							$(105)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,618,346	$811
Pay	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	73,191	0

						$811

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	44	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	64	1	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	130.000	05/23/2008	9	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	44	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	38	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	42	1	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	88.000	05/23/2008	14	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	30	0	0

				$5	$4

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR 3,600	$19	$37
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 4,600	52	77
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008	1,100	23	34
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	1,200	11	15
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	6,200	64	84

							$169	$247

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$300	$13	$6
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	300	13	28

				$26	$34

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$1,800	$0	$0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.984	05/29/2008	9,800	1	0
Call - OTC Treasury Inflation Protected Securities 4.000% due 09/15/2009	105.000	04/08/2008	1,000	0	0
Call - OTC U.S. Treasury Bonds 4.750% due 02/15/2037	160.000	07/11/2008	3,800	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	4,000	1	10
Put - OTC Freddie Mac 5.500% due 04/01/2038	86.000	04/07/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 06/01/2038	90.000	06/05/2008	4,000	1	5

				$4	$15

(i)	Written options outstanding on March 31,2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	7	$6	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	1,200	$18	$30
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$1,500	48	75
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	21	6
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		1,800	22	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		400	11	16
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		2,700	65	93

								$185	$226

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$500	$492	$505
U.S. Treasury Bonds	4.750%	02/15/2037	3,800	4,075	4,133
U.S. Treasury Notes	2.000%	02/28/2010	2,500	2,523	2,525
U.S. Treasury Notes	2.125%	01/31/2010	400	404	406
U.S. Treasury Notes	3.625%	10/31/2009	9,800	10,097	10,230
U.S. Treasury Notes	4.000%	09/30/2009	1,000	1,032	1,039
U.S. Treasury Notes	4.125%	08/31/2012	300	316	323
U.S. Treasury Notes	4.250%	11/15/2017	1,200	1,269	1,304
U.S. Treasury Notes	4.500%	05/15/2017	900	967	996
U.S. Treasury Notes	4.750%	05/15/2014	100	111	115
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,404	1,448

				$22,690	$23,024

(2)	Market value includes $206 of interest payable on short sales.

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	229	04/2008	$1	$0	$1
Sell		99	04/2008	0	0	0
Buy	BRL	2,549	07/2008	161	0	161
Sell		2,517	07/2008	28	(16)	12
Buy		978	12/2008	0	(1)	(1)
Sell		157	12/2008	2	0	2
Buy	CNY	4,103	07/2008	35	0	35
Sell		4,103	07/2008	0	(23)	(23)
Buy		1,743	10/2008	10	0	10
Sell		1,743	10/2008	0	(13)	(13)
Buy	EUR	81	04/2008	0	0	0
Sell		291	04/2008	0	(6)	(6)
Buy	GBP	49	04/2008	0	0	0
Sell		466	04/2008	0	(2)	(2)
Buy	JPY	316,000	05/2008	0	(68)	(68)
Sell		2,384,841	05/2008	3	(498)	(495)
Buy	KRW	327,883	08/2008	0	(20)	(20)
Sell		188,195	08/2008	0	0	0
Buy	MXN	4,237	07/2008	13	0	13
Sell		2,478	07/2008	0	0	0
Buy	MYR	350	05/2008	3	0	3
Sell		271	05/2008	0	0	0
Buy		154	08/2008	3	0	3
Buy	NZD	47	04/2008	0	0	0
Sell		89	04/2008	1	0	1
Buy	PLN	437	07/2008	36	0	36
Sell		243	07/2008	0	0	0
Buy	RUB	8,577	07/2008	22	0	22
Sell		8,439	07/2008	0	(17)	(17)
Buy		4,922	11/2008	7	0	7
Buy	SGD	243	05/2008	11	0	11
Buy		46	11/2008	1	0	1
Sell		168	11/2008	0	0	0

				$337	$(664)	$(327)

See Accompanying Notes	Annual Report	March 31, 2008	91

Schedule of Investments  Real Return Asset Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
6.800% due 08/03/2012	$12,438	$10,346

Georgia-Pacific Corp.
4.446% due 12/20/2012	150	140
4.740% due 12/20/2012	1,619	1,504
4.835% due 12/20/2012	190	177

Shackleton Re Ltd.
10.750% due 08/01/2008	3,000	2,895
11.250% due 08/01/2008	1,500	1,447

Total Bank Loan Obligations (Cost $18,325)		16,509

CORPORATE BONDS & NOTES 8.9%

BANKING & FINANCE 6.9%

American Express Bank FSB
6.000% due 09/13/2017	4,400	4,300

American Express Centurion Bank
6.000% due 09/13/2017	4,400	4,279

American Express Co.
7.000% due 03/19/2018	3,250	3,421
8.150% due 03/19/2038	930	1,034

American International Group, Inc.
5.850% due 01/16/2018	4,300	4,231

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	1,900	1,914

Bank of America Corp.
8.000% due 12/29/2049	1,800	1,806

Bank of America N.A.
3.089% due 02/27/2009	7,200	7,187

Barclays Bank PLC
5.450% due 09/12/2012	12,100	12,410
6.050% due 12/04/2017	7,800	7,627
7.434% due 09/29/2049	1,200	1,087

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,800	5,810
7.250% due 02/01/2018	2,000	2,072

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	927

Calabash Re Ltd.
13.700% due 01/08/2010	300	310

Cigna Corp.
6.350% due 03/15/2018	3,000	3,052

Citigroup Capital XXI
8.300% due 12/21/2057	1,600	1,581

Citigroup Funding, Inc.
2.599% due 04/23/2009	7,300	7,212

Citigroup, Inc.
2.701% due 12/28/2009	8,400	8,227
3.291% due 01/30/2009	1,700	1,685

Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014	1,000	1,036

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	7,500	6,546

Foundation Re II Ltd.
9.820% due 11/26/2010	2,000	2,043

General Electric Capital Corp.
2.941% due 12/12/2008	1,500	1,503
5.875% due 01/14/2038	2,000	1,934

GMAC LLC
4.315% due 05/15/2009	1,000	855
6.875% due 09/15/2011	1,600	1,227
6.875% due 08/28/2012	2,500	1,902

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	$8,700	$8,119

Longpoint Re Ltd.
8.050% due 05/08/2010	1,400	1,419

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,800	4,748

Mystic Re Ltd.
12.090% due 12/05/2008	1,500	1,486

Nuveen Investments, Inc.
10.500% due 11/15/2015	4,100	3,536

Pearson Dollar Finance PLC
5.700% due 06/01/2014	2,500	2,558

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	1,750	1,750

Rabobank Nederland
4.278% due 01/15/2009	1,400	1,399

Rockies Express Pipeline LLC
4.250% due 08/20/2009	9,600	9,606

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	4,000	3,612

SLM Corp.
3.541% due 07/25/2008	600	590

UBS AG
5.875% due 12/20/2017	1,400	1,435

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	5,100	5,095

Vita Capital Ltd.
5.602% due 01/01/2010	400	391

Vita Capital III Ltd.
5.822% due 01/01/2012	1,600	1,544

VTB Capital S.A.
3.839% due 08/01/2008	4,200	4,158

Wachovia Bank N.A.
3.146% due 12/02/2010	5,200	4,967

Wells Fargo & Co.
4.375% due 01/31/2013	1,800	1,794

		155,425

INDUSTRIALS 1.4%

America Movil SAB de C.V.
2.755% due 06/27/2008	10,000	9,925

C8 Capital SPV Ltd.
6.640% due 12/29/2049	900	833

EchoStar DBS Corp.
5.750% due 10/01/2008	1,300	1,297
6.375% due 10/01/2011	2,000	1,925

Kraft Foods, Inc.
6.000% due 02/11/2013	2,200	2,278
6.125% due 02/01/2018	1,800	1,803

Macys Retail Holdings, Inc.
5.900% due 12/01/2016	1,000	891

Target Corp.
6.000% due 01/15/2018	1,000	1,026

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	297
6.875% due 02/15/2038	5,000	4,792

Weyerhaeuser Co.
3.599% due 09/24/2009	3,800	3,747

Yum! Brands, Inc.
6.250% due 03/15/2018	3,000	3,023

		31,837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

BellSouth Corp.
4.240% due 04/26/2021	$2,400	$2,401

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

Embarq Corp.
7.082% due 06/01/2016	800	759

Enel Finance International S.A.
5.700% due 01/15/2013	8,400	8,707

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,500	2,506

		14,475

Total Corporate Bonds & Notes (Cost $204,743)		201,737

MUNICIPAL BONDS & NOTES 1.0%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	6,400	6,088

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	200	159

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	973

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	3,900	3,810

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	465

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,100	1,093

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	200	169

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	1,300	1,195

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	8,400	517

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	5,700	5,416

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,800	1,718

Total Municipal Bonds & Notes (Cost $23,079)		21,603

COMMODITY INDEX-LINKED NOTES 1.1%

AIG-Fp Matched Funding Corp. (DJAIGTR)
5.074% due 07/15/2008	11,300	17,664

Morgan Stanley (GSCI)
2.546% due 07/07/2008	7,000	6,954

Total Commodity Index-Linked Notes (Cost $18,300)		24,618

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 47.3%

Fannie Mae
5.000% due 05/01/2036 - 03/01/2037	$18,901	$18,733
5.500% due 12/01/2033 - 04/01/2038	734,503	742,299
5.722% due 09/01/2044 - 10/01/2044	626	624
6.000% due 07/01/2021 - 04/01/2038	187,650	192,399
6.500% due 04/01/2038	64,500	66,808

Freddie Mac
2.879% due 09/25/2031	139	139
5.000% due 02/15/2020	5,734	5,896
5.500% due 09/01/2037	195	197
6.000% due 11/01/2036 - 09/01/2037	38,987	40,032

Ginnie Mae
5.500% due 07/15/2037	80	82
6.500% due 07/15/2037	574	597

Small Business Administration
5.902% due 02/10/2018	1,000	1,026

Total U.S. Government Agencies (Cost $1,052,831)		1,068,832

U.S. TREASURY OBLIGATIONS 115.4%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2018	22,570	23,671
1.750% due 01/15/2028	125,333	124,168
1.875% due 07/15/2013	23,386	25,220
1.875% due 07/15/2015	109	118
2.000% due 01/15/2014	62,034	67,142
2.000% due 01/15/2016	6,428	6,962
2.000% due 01/15/2026	591,032	608,717
2.375% due 04/15/2011	13,292	14,281
2.375% due 01/15/2017	1,582	1,763
2.375% due 01/15/2025	500,662	544,392
2.375% due 01/15/2027	110,815	120,866
2.625% due 07/15/2017	88,994	101,315
3.375% due 01/15/2012	713	803
3.375% due 04/15/2032	2,397	3,148
3.625% due 04/15/2028	449,781	582,748
3.875% due 04/15/2029	234,233	316,471

U.S. Treasury Bonds
4.375% due 02/15/2038	67,700	68,578

Total U.S. Treasury Obligations (Cost $2,605,663)		2,610,363

MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	15,253	12,160

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	111	111

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,809	7,470
4.550% due 08/25/2035	4,198	4,036

Bear Stearns Alt-A Trust
5.808% due 11/25/2036	774	606

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	320	320
4.248% due 08/25/2035	1,893	1,799
4.748% due 08/25/2035	2,033	2,020
4.900% due 12/25/2035	299	285

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	1,214	981

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	497	438

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.539% due 09/25/2035		$2,927	$2,760

Lehman XS Trust
2.679% due 07/25/2046		1,002	972

Total Mortgage-Backed Securities (Cost $33,073)			33,958

ASSET-BACKED SECURITIES 0.0%

Merrill Lynch Mortgage Investors, Inc.
2.659% due 04/25/2037		132	131

Total Asset-Backed Securities (Cost $132)			131

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
4.901% due 10/04/2011		4,500	4,508

Russia Government International Bond
7.500% due 03/31/2030		99	114

Total Sovereign Issues (Cost $4,577)			4,622

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	3,995	2,064

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	326	419

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	5,085
6.500% due 09/15/2067	GBP	6,700	12,767

Green Valley Ltd.
8.376% due 01/10/2011	EUR	700	1,114

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	503,500	4,962
1.100% due 12/10/2016		1,563,120	15,664
1.200% due 12/10/2017		210,630	2,111

Pylon Ltd.
6.117% due 12/29/2008	EUR	700	1,101
8.517% due 12/29/2008		1,200	1,904

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	1,130

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700	9,106

Total Foreign Currency-Denominated Issues (Cost $53,230)			57,427

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Bank of America Corp.
7.250% due 12/31/2049		1,000	1,033

Total Convertible Preferred Stocks (Cost $1,000)			1,033

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.5%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		$14,100	14,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Calyon Financial, Inc.
4.035% due 01/16/2009	$4,800	$4,797

Nordea Bank Finland PLC
2.671% due 12/01/2008	6,600	6,596

		25,452

REPURCHASE AGREEMENTS 0.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	3,000	3,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $3,075. Repurchase proceeds are $3,000.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,741	5,741
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $5,858. Repurchase proceeds are $5,741.)

		8,741

U.S. TREASURY BILLS 9.0%
1.066% due 04/17/2008 - 07/24/2008 (a)(c)(d)(e)	204,120	203,013

Total Short-Term Instruments (Cost $237,872)		237,206

PURCHASED OPTIONS (j) 0.6%
(Cost $4,272)		12,247

Total Investments 189.7% (Cost $4,257,097)		$4,290,286

Written Options (k) (1.0%) (Premiums $14,345)		(22,465)

Other Assets and Liabilities (Net) (88.7%)		(2,006,427)

Net Assets (f) 100.0%		$2,261,394

See Accompanying Notes	Annual Report	March 31, 2008	93

Schedule of Investments  Real Return Asset Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $25,861 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $45,785 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	Securities with an aggregate market value of $288 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $25,644 and derivative instruments with an aggregate depreciation of ($3,223) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $5,000 at a weighted average interest rate of 4.600%. There were no reverse repurchase agreements outstanding as of March 31, 2008.
(h)	Cash of $32,631 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	366	$604
90-Day Euribor December Futures	Long	12/2009	95	151
90-Day Euribor June Futures	Long	06/2009	210	475
90-Day Euribor March Futures	Long	03/2009	210	448
90-Day Euribor September Futures	Short	09/2008	65	(8)
90-Day Euribor September Futures	Long	09/2009	95	153
90-Day Eurodollar June Futures	Long	06/2009	844	5,843
90-Day Eurodollar March Futures	Long	03/2009	1,895	12,881
90-Day Eurodollar September Futures	Long	09/2009	315	1,681
Euro-Bund 10-Year Bond June Futures	Short	06/2008	431	540
U.S. Treasury 2-Year Note June Futures	Short	06/2008	203	(58)
U.S. Treasury 5-Year Note June Futures	Long	06/2008	1,005	(332)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,837	6,541
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	3,253	(1,942)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	243	45
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	742	243
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	61
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	35
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	311	315
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	36	(147)

				$27,529

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%		03/20/2013	DUB	$2,000	$13
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%	)	12/20/2012	CITI	1,000	14
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	500	12
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	1,200	(59)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	1,700	(83)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	1,000	4
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	2,000	(100)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	400	(20)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	400	(20)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	300	(14)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	1,000	(40)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.420%		09/20/2012	LEH	1,200	(46)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	500	(16)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.270%	)	03/20/2018	GSC	3,000	(65)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	900	13
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	600	11
Everest Reinsurance Holdings, Inc. 5.400% due 10/15/2014	Buy	(0.535%	)	12/20/2014	BCLY	1,000	31
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	2,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	3,600	(127)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	400	(64)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	1,800	(300)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	800	(132)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	600	24
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	1,400	(77)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	2,200	(120)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	1,900	(421)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	1,100	(169)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	2,100	420
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	500	(124)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	2,400	(595)

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	$700	$(118)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	1,300	(196)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	1,500	(42)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	1,400	(37)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	6,400	(24)
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	3,400	23
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	900	14
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	1,400	(127)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	1,700	(151)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	500	(36)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	500	(35)
Macys Retail Holdings, Inc. 5.900% due 12/01/2016	Buy	(2.111%	)	12/20/2016	RBS	1,000	34
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	CSFB	1,100	73
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	1,900	126
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%	)	12/20/2012	MSC	6,400	427
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	2,500	207
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	700	51
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	JPM	500	37
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	1,400	103
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	1,300	(2)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	600	13
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	3,100	105
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	2,800	96
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	800	18
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	4,600	(13)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	1,600	(5)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.750%	)	06/20/2014	MSC	2,500	25
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	3,200	0
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	3,000	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	3,000	(5)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	3,200	(5)
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%	)	12/20/2012	BNP	1,100	15
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%	)	12/20/2012	BOA	1,000	23
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	800	28
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%	)	12/20/2012	MSC	900	10
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	3,200	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	3,000	(9)
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	300	4
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	1,800	(13)
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%	)	12/20/2012	BNP	1,000	15
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%	)	03/20/2018	BOA	3,000	(58)

							$(1,479)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$3,290	$182
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	9,900	615
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	4,356	247
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	35,589	2,614
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	18,216	1,070
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	9,700	(1,019)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	4,900	85
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	1,000	25
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	3,800	133
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	5,300	138
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	28,600	1,207
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	19,100	806
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	16,100	65
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	4,200	(138)
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	BCLY	2,700	136
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	18,700	666
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	4,900	190
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	5,000	192
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	2,300	89
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	4,400	168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	19,000	529

							$8,000

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	95

Schedule of Investments  Real Return Asset Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	5,100	$(86)
Pay	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		3,000	22
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$46,600	524
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		103,400	3,085
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		148,800	(1,065)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		19,200	(148)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		43,900	(748)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		9,700	(413)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		17,700	(1,038)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		71,300	(2,913)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,500	(753)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,900	(899)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		3,500	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	3,800	17
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		3,700	47
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		5,500	41
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		3,400	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.261%	07/14/2011	JPM		100	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		7,600	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		32,400	(12)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		3,000	(55)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		10,700	(62)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		8,100	13
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		7,200	30
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	33,100	(89)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		35,200	(96)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		28,600	(396)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		4,900	(69)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		15,100	(206)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		89,800	(518)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		4,100	89
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		4,400	97
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	12,200	105
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		12,200	105
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	372
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	(119)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		7,100	(7)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,585	59
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	59,900	(197)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		51,900	846
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,700	133
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		3,200	94
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		10,900	(104)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		14,100	(22)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,700	(16)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		6,000	(246)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		6,700	(554)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		6,000	363
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,900	114
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		4,800	510
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	3,500,000	89
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		1,090,000	(304)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	53,000	292
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		62,300	111
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		20,400	64
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	9,400	(347)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		55,600	(1,980)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		31,100	(793)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		8,300	(67)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		4,900	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		3,700	(18)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	8,100	13
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$37,600	497
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		5,000	81
Pay	U.S. CPI Urban Consumers NSA Index	3.065%	03/14/2018	MSC		50,000	1,043
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	7,500	(402)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		900	(14)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,900	(75)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		4,000	(129)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		2,100	(107)

							$(6,281)

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	203	$4	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	131.000	05/23/2008	657	7	5
Call - CBOT U.S. Treasury 5-Year Note June Futures	131.500	05/23/2008	5	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	36	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	81.000	05/23/2008	1,963	19	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	1,635	15	25
Put - CBOT U.S. Treasury 10-Year Note June Futures	93.000	05/23/2008	361	6	6
Call - CBOT U.S. Treasury 10-Year Note June Futures	141.000	05/23/2008	268	3	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	1,522	28	24
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	1,590	29	25

				$111	$123

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$27,900	$141	$1,153

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR 12,200	$643	$2,024
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	12,200	643	466
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$ 43,500	1,145	83
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	43,500	1,145	8,333
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008	4,000	72	9

				$3,648	$10,915

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 05/01/2038	$108.000	05/06/2008	$43,000	$5	$0
Call - OTC Treasury Inflation Protected Securities 1.625% due 01/15/2015	115.000	05/01/2008	9,000	2	0
Call - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	134.000	04/10/2008	150,000	35	0
Call - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	147.000	04/29/2008	125,000	29	0
Call - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	122.000	05/01/2008	55,000	13	0
Call - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	118.000	05/01/2008	55,000	13	6
Put - OTC Fannie Mae 6.500% due 05/01/2038	94.000	06/05/2008	64,500	8	48
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	87.000	04/17/2008	20,000	2	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	102.000	04/17/2008	20,000	2	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	78.000	04/10/2008	18,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	91.000	04/17/2008	125,000	10	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	55.250	04/25/2008	300,000	70	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	80.000	05/01/2008	99,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	97.000	04/17/2008	475,000	37	1
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	93.500	05/01/2008	35,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	115.000	04/17/2008	50,000	4	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	101.000	04/29/2008	300,000	70	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	102.000	05/01/2008	19,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	119.000	04/17/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	105.500	05/01/2008	95,000	22	0
Put - OTC U.S. Treasury Notes 1.625% due 01/15/2018	95.000	04/17/2008	30,000	2	0

				$372	$56

(k)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/23/2008	1,351	$1,687	$3,736
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.000	05/23/2008	1,142	1,424	2,427
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	716	887	1,152
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	169	192	143
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	113	179	131
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	171	184	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	1,351	1,538	190
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	971	956	212

				$7,047	$8,004

See Accompanying Notes	Annual Report	March 31, 2008	97

Schedule of Investments  Real Return Asset Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$10,000	$266	$902
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	266	58
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	5,300	256	870
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	5,300	193	34
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	6,700	280	1,100
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	6,700	283	43
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	11,100	279	1,001
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	11,100	269	64
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	321	638
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	238
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	9,400	326	1,544
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	9,400	465	61
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	10,000	296	902
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	10,000	201	58
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,000	201	721
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,000	194	46
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	12,000	136	803
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	20,000	545	1,276
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	314	638
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	1,066	713

							$6,479	$11,710

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$12,900	$162	$25
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	12,900	591	2,471
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	4,000	66	255

				$819	$2,751

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$20,000	$19,131	$19,797
Fannie Mae	5.500%	04/01/2038	424,800	426,490	428,849
Fannie Mae	6.000%	04/01/2023	9,000	9,272	9,263
Freddie Mac	6.000%	04/01/2038	43,000	43,181	44,095
Ginnie Mae	5.500%	04/01/2038	200	204	204
Ginnie Mae	6.500%	04/01/2038	1,000	1,042	1,040
Treasury Inflation Protected Securities	1.625%	01/15/2015	50,304	52,607	53,533
Treasury Inflation Protected Securities	2.000%	04/15/2012	40,558	43,072	43,682
Treasury Inflation Protected Securities	2.000%	07/15/2014	83,507	89,251	91,095
Treasury Inflation Protected Securities	2.500%	07/15/2016	54,686	60,644	61,906
Treasury Inflation Protected Securities	3.000%	07/15/2012	108,963	120,384	123,013
U.S. Treasury Bonds	4.750%	02/15/2037	6,700	7,016	7,270
U.S. Treasury Notes	3.625%	12/31/2012	3,660	3,835	3,908
U.S. Treasury Notes	3.875%	10/31/2012	45,000	47,518	47,929
U.S. Treasury Notes	4.125%	08/31/2012	20,700	21,789	22,315
U.S. Treasury Notes	4.250%	11/15/2013	7,000	7,407	7,762
U.S. Treasury Notes	4.250%	11/15/2017	9,760	10,306	10,597
U.S. Treasury Notes	4.750%	08/15/2017	17,100	18,484	19,046

				$981,633	$995,304

(2)	Market value includes $2,636 of interest payable on short sales.

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	62,384	07/2008	$3,556	$0	$3,556
Sell		26,826	07/2008	314	(78)	236
Buy		20,728	12/2008	162	0	162
Sell		11,642	12/2008	172	0	172
Sell	CAD	686	04/2008	20	0	20
Sell	CHF	1,305	06/2008	0	(62)	(62)
Sell	EUR	14,665	04/2008	0	(282)	(282)
Sell	GBP	22,140	04/2008	2	(115)	(113)
Buy	JPY	122,796	05/2008	26	0	26
Sell		4,709,585	05/2008	0	(995)	(995)
Buy	KRW	9,599,615	05/2008	0	(591)	(591)
Buy		305,025	08/2008	0	(13)	(13)
Buy	MXN	536,661	07/2008	1,456	0	1,456
Sell		512,991	07/2008	0	(954)	(954)
Buy	MYR	10,139	05/2008	163	0	163
Buy	PLN	14,904	07/2008	1,214	0	1,214
Buy	RUB	238,198	11/2008	269	0	269
Sell		84,763	11/2008	0	(156)	(156)
Buy	SGD	7,379	05/2008	433	0	433
Buy		500	11/2008	10	0	10

				$7,797	$(3,246)	$4,551

See Accompanying Notes	Annual Report	March 31, 2008	99

Schedule of Investments  RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.7%

American Express Bank FSB
6.000% due 09/13/2017	$300	$293

American Express Centurion Bank
6.000% due 09/13/2017	300	292

American Express Co.
7.000% due 03/19/2018	670	705
8.150% due 03/19/2038	190	211

American International Group, Inc.
5.850% due 01/16/2018	200	197

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	700	705

Barclays Bank PLC
5.450% due 09/12/2012	800	821
6.050% due 12/04/2017	300	293
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	301

BellSouth Corp.
4.240% due 04/26/2021	800	800

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	104

Capital One Financial Corp.
6.750% due 09/15/2017	300	285

Citigroup Funding, Inc.
2.599% due 04/23/2009	900	889

Citigroup, Inc.
2.701% due 12/28/2009	800	784
3.291% due 01/30/2009	500	496

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

EchoStar DBS Corp.
7.000% due 10/01/2013	600	568

Embarq Corp.
7.082% due 06/01/2016	100	95

GATX Financial Corp.
5.800% due 03/01/2016	1,000	995

General Electric Capital Corp.
2.941% due 12/12/2008	500	501

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	1,000	933

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	99

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (j)	300	273

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	520

Rabobank Nederland
4.278% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	400	407

Rockies Express Pipeline LLC
4.250% due 08/20/2009	600	600

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	271

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	400	400

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	479

Vita Capital III Ltd.
5.822% due 01/01/2012	300	290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
3.146% due 12/02/2010	$800	$764

Wells Fargo & Co.
4.375% due 01/31/2013	200	199

Total Corporate Bonds & Notes (Cost $17,771)		17,700

MUNICIPAL BONDS & NOTES 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	190

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	490
6.125% due 06/01/2032	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	95

Total Municipal Bonds & Notes (Cost $1,186)		1,245

U.S. GOVERNMENT AGENCIES 37.7%

Fannie Mae
5.000% due 08/01/2035 - 02/01/2037	2,516	2,493
5.500% due 03/01/2034 - 04/01/2038	58,999	59,599
5.722% due 09/01/2044 - 10/01/2044	163	163
6.000% due 08/01/2036 - 04/01/2038	53,801	55,141

Freddie Mac
4.500% due 05/15/2017	58	59
5.000% due 09/01/2035	174	172
5.500% due 12/01/2036 - 02/01/2038	46,070	46,573
6.000% due 01/01/2037 - 12/01/2037	12,125	12,447
6.681% due 10/01/2036	1,407	1,436
6.701% due 09/01/2036	1,252	1,284
6.745% due 07/01/2036	1,098	1,126

Total U.S. Government Agencies (Cost $177,920)		180,493

U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,561	2,714
1.750% due 01/15/2028	8,883	8,800
1.875% due 07/15/2013	11,577	12,485
1.875% due 07/15/2015	12,462	13,439
2.000% due 01/15/2014	34,837	37,705
2.000% due 01/15/2026	27,760	28,591
2.375% due 04/15/2011	42,212	45,355
2.375% due 01/15/2017	2,003	2,233
2.375% due 01/15/2025	37,200	40,449
2.375% due 01/15/2027	18,616	20,305
2.500% due 07/15/2016	20,664	23,248
2.625% due 07/15/2017	62,959	71,675
3.000% due 07/15/2012	41,906	46,961
3.375% due 04/15/2032	9,274	12,178
3.625% due 04/15/2028	84,159	109,038
3.875% due 04/15/2029	9,572	12,932
4.250% due 01/15/2010	5,058	5,488

Total U.S. Treasury Obligations (Cost $493,054)		493,596

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046		$1,441	$1,148

BCAP LLC Trust
2.769% due 01/25/2037		657	464

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		414	396
4.550% due 08/25/2035		237	227
4.862% due 01/25/2035		911	883

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		151	144
4.748% due 08/25/2035		104	104
4.900% due 12/25/2035		60	57

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035		497	438

GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,214	1,144

Lehman XS Trust
2.679% due 07/25/2046		68	66

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		520	489

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		707	578

Total Mortgage-Backed Securities (Cost $6,159)			6,138

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	217	279

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,876	3,167

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	572

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)	EUR	554	901

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,050	1,489
1.100% due 12/10/2016		110,220	1,104
1.200% due 06/10/2017		272,700	2,737

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	141

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,071

Total Foreign Currency-Denominated Issues (Cost $9,981)			11,461

SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 0.4%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		$1,700	1,695

COMMERCIAL PAPER 21.7%

Bank of America Corp.
2.950% due 04/07/2008		10,200	10,195

Calyon Financial, Inc.
3.000% due 04/04/2008		9,600	9,598

Federal Home Loan Bank
1.500% due 04/01/2008		10,200	10,200

ING Funding LLC
2.980% due 04/04/2008		9,900	9,898

Intesa Funding LLC
2.760% due 06/16/2008		10,900	10,836

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lloyds TSB Bank PLC
2.950% due 04/08/2008	$10,200	$10,194

Nordea N.A., Inc.
2.950% due 04/09/2008	1,400	1,399
2.980% due 04/08/2008	9,900	9,894

Rabobank USA Financial Corp.
3.000% due 04/08/2008	9,900	9,894

Societe General N.A.
2.770% due 06/16/2008	10,900	10,836

UBS Finance Delaware LLC
2.940% due 06/06/2008	1,500	1,492
3.020% due 04/04/2008	9,600	9,598

		104,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$3,000	$3,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $3,075. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	121	121
(Dated 03/31/2008. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $125. Repurchase proceeds are $121.)

		3,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 18.0%
0.886% due 04/17/2008 - 07/24/2008 (a)(c)(d)	$86,410	$86,032

Total Short-Term Instruments (Cost $195,098)		194,882

PURCHASED OPTIONS (h) 0.2%
(Cost $312)		755

Total Investments 189.4% (Cost $901,481)		$906,270

Written Options (i) (0.4%) (Premiums $1,343)		(1,799)

Other Assets and Liabilities (Net) (89.0%)		(425,949)

Net Assets (e) 100.0%		$478,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $7,021 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($325) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $5,700 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$6
90-Day Euribor June Futures	Long	06/2008	112	(77)
90-Day Euribor June Futures	Long	06/2009	30	2
90-Day Euribor March Futures	Long	03/2009	30	4
90-Day Euribor September Futures	Short	09/2008	12	(1)
90-Day Euribor September Futures	Long	09/2009	30	6
90-Day Eurodollar December Futures	Short	12/2008	42	(280)
90-Day Eurodollar December Futures	Long	12/2009	145	375
90-Day Eurodollar June Futures	Long	06/2009	142	544
90-Day Eurodollar September Futures	Long	09/2009	133	424
Euro-Bund 10-Year Bond June Futures	Short	06/2008	40	36
Japan Government 10-Year Bond June Futures	Short	06/2008	1	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	75
U.S. Treasury 5-Year Note June Futures	Long	06/2008	421	(19)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	520	279
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	343	(64)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	84	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	59	35
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	11
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	7
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	14

				$1,372

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	$ 100	$(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	100	(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	100	0
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	300	26
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	100	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	300	(15)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	200	(8)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%	)	03/20/2018	MSC	2,500	(13)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	100	(17)

See Accompanying Notes	Annual Report	March 31, 2008	101

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	$100	$(16)
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%	)	03/20/2016	CITI	1,000	14
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	100	20
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	200	(49)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	700	(118)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	100	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	100	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	100	(9)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	200	(78)

							$(304)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,630	$91
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	1,485	102
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	495	39
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	396	23
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	495	30
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BEAR	198	16
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	800	(84)
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	300	8
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	100	2
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	400	8
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	200	5
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	1,200	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	1,900	80
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	600	25
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	1,200	5
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,500	24
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	900	32
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	600	23
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	5,900	137

							$597

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	$126
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	700	(12)
Pay	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		500	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	CITI		$300	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	GSC		1,000	5
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	UBS		10,700	57
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		3,400	38
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		7,600	227
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		75,900	(483)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		10,000	436
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		1,200	53
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		10,300	492
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	BCLY		4,300	(352)
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	MSC		9,500	(722)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		5,900	(392)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		14,500	(343)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,600	36
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	18
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,500	13
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		800	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		2,000	(11)

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	500	$1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		500	2
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	(4)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		2,400	(7)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		900	(13)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(26)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,300	(48)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		200	4
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		300	7
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,900	(7)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	4,100	223
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,000	(1)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		161	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	4,000	(12)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		11,400	92
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	48
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(6)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		3,800	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		7,200	(31)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		300	(25)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	71
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	125
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	13
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		110,000	(31)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		70,000	(23)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI	MXN	7,300	13
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		2,300	5
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		1,200	3
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,000	6
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	2,000	(12)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		1,700	(51)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(114)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(48)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,300	(19)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		5,100	(16)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		1,500	(7)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	500	1
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		$1,000	16
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	800	(13)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,000	(18)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		500	(16)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		100	(5)

							$(730)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.200%	11/30/2008	BCLY	12,107	$2,965
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.350%	11/30/2008	BCLY	10,144	3,080
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	14,434	4,353
Pay	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	5,000	(1,505)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	40,938	11,881
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.400%	02/27/2009	MLP	21,537	6,539

						$27,313

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	167	$11	$2
Put - CBOT U.S. Treasury 5-Year Note June Futures	96.000	05/23/2008	29	0	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	97.000	05/23/2008	384	4	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	376	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	357	6	6
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	80	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	307	6	5

				$35	$23

See Accompanying Notes	Annual Report	March 31, 2008	103

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR 700	$37	$116
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$ 2,900	77	5
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	2,900	76	556
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008	1,000	18	2

				$245	$706

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$84.500	06/05/2008	$3,400	$0	$2
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	32,300	4	23
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	102.000	04/07/2008	20,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	90.000	04/07/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	95.500	04/17/2008	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	82.000	06/26/2008	6,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	103.000	04/07/2008	50,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	91.500	04/10/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	113.000	04/07/2008	60,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	98.000	06/26/2008	12,000	3	1

				$32	$26

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/23/2008	101	$126	$279
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.000	05/23/2008	256	323	544
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	20	24	32
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	35	40	30
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	26	41	30
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	31	33	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	101	115	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	225	217	49

				$919	$981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$1,000	$27	$90
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	1,000	27	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	300	14	49
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	2
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	65
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	2
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	64
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	24
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	98
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	30	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	27	64
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	31	64
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	48

							$355	$580

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$900	$11	$2
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	900	41	172
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	1,000	17	64

				$69	$238

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$298	$273	0.06%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$1,700	$1,626	$1,683
Fannie Mae	6.000%	04/01/2038	14,200	14,322	14,548
Freddie Mac	5.000%	04/01/2038	400	384	396
Freddie Mac	5.500%	04/01/2038	42,000	42,315	42,413
Treasury Inflation Protected Securities	2.000%	04/15/2012	38,368	40,747	41,324
U.S. Treasury Bonds	4.750%	02/15/2037	600	628	651
U.S. Treasury Notes	3.500%	02/15/2018	10,960	10,855	11,083
U.S. Treasury Notes	4.125%	08/31/2012	800	842	862
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,677	9,093
U.S. Treasury Notes	4.250%	08/15/2014	100	106	110
U.S. Treasury Notes	4.750%	08/15/2017	1,200	1,298	1,337
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,758	5,930

				$127,558	$129,430

(2)	Market value includes $346 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,302	07/2008	$311	$0	$311
Sell		250	07/2008	2	0	2
Buy		134	12/2008	0	0	0
Sell		403	12/2008	3	0	3
Sell	CAD	197	04/2008	6	0	6
Sell	CHF	181	06/2008	0	(9)	(9)
Sell	EUR	2,734	04/2008	0	(53)	(53)
Sell	GBP	2,768	04/2008	1	(14)	(13)
Sell	JPY	648,233	05/2008	0	(140)	(140)
Buy	KRW	1,687,855	05/2008	0	(88)	(88)
Buy		121,851	08/2008	0	(5)	(5)
Buy	MXN	32,673	07/2008	107	0	107
Sell		27,569	07/2008	0	(45)	(45)
Buy	MYR	1,605	05/2008	10	(2)	8
Buy		358	08/2008	1	0	1
Buy	PHP	16,477	08/2008	0	(15)	(15)
Buy	PLN	2,270	07/2008	185	0	185
Buy	RUB	27,910	11/2008	35	0	35
Sell		6,605	11/2008	0	(12)	(12)
Buy	SGD	4,647	05/2008	85	0	85
Buy		36	11/2008	1	0	1

				$747	$(383)	$364

See Accompanying Notes	Annual Report	March 31, 2008	105

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.9%

BANKING & FINANCE 23.9%

Allstate Corp.
6.125% due 05/15/2037	$200	$185

American Express Credit Corp.
3.179% due 03/02/2009	30	30

American General Finance Corp.
6.900% due 12/15/2017	100	98

American International Group, Inc.
5.850% due 01/16/2018	100	98

ANZ National International Ltd.
3.168% due 08/07/2009	20	20

Bank of America Corp.
8.000% due 12/29/2049	500	502

Barclays Bank PLC
5.450% due 09/12/2012	400	410
6.050% due 12/04/2017 (d)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	200	186

BNP Paribas
5.186% due 06/29/2049	130	109

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	102

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Global Markets Holdings, Inc.
3.359% due 08/03/2009	20	20

Citigroup, Inc.
5.850% due 07/02/2013	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	86

Credit Agricole S.A.
3.090% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	100	97

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	900	890
7.250% due 10/25/2011	100	82

General Electric Capital Corp.
6.375% due 11/15/2067	200	196

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	10
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	100	100
6.250% due 09/01/2017	100	101

International Lease Finance Corp.
3.312% due 05/24/2010	20	19

John Deere Capital Corp.
4.308% due 07/15/2008	30	30

JPMorgan Chase & Co.
2.656% due 06/26/2009	80	79
6.000% due 01/15/2018	30	31

Keycorp
2.706% due 05/26/2009	400	399

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	10	10
2.788% due 04/03/2009	30	29
5.625% due 01/24/2013	200	195

Merrill Lynch & Co., Inc.
2.928% due 06/16/2008	10	10

Morgan Stanley
3.361% due 04/25/2008	30	30
6.250% due 08/28/2017	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank Capital Funding Trust
5.254% due 12/29/2049	$100	$83

RBS Capital Trust III
5.512% due 09/29/2049	300	247

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	85

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Wachovia Corp.
7.980% due 02/28/2049	1,100	1,084

Wells Fargo & Co.
5.625% due 12/11/2017	100	103

		6,585

INDUSTRIALS 5.3%

Amgen, Inc.
3.170% due 11/28/2008	100	100

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	92

Citigroup Global Markets Deutschland
AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	10	10
3.298% due 03/13/2009	100	99
3.769% due 10/31/2008	100	100

Diageo Capital PLC
3.196% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017 (d)	400	420

Kimberly-Clark Corp.
3.344% due 07/30/2010	100	99

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	99

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Union Pacific Corp.
5.700% due 08/15/2018	100	100

		1,448

UTILITIES 0.7%

Dominion Resources, Inc.
3.248% due 11/14/2008 (d)	40	40

Ohio Power Co.
4.826% due 04/05/2010	100	97

Verizon Communications, Inc.
2.748% due 04/03/2009	50	50

		187

Total Corporate Bonds & Notes (Cost $8,472)		8,220

MUNICIPAL BONDS & NOTES 1.3%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$101

Total Municipal Bonds & Notes (Cost $367)		366

U.S. GOVERNMENT AGENCIES 80.5%

Fannie Mae
5.000% due 02/25/2017 (d)	26	26
5.500% due 03/01/2037 - 10/01/2037 (d)	1,904	1,924
5.500% due 04/01/2037	25	26
6.000% due 08/01/2027 - 01/01/2038 (d)	10,984	11,266
6.000% due 04/01/2038	900	922
6.500% due 09/01/2037 (d)	902	935

Freddie Mac
2.639% due 12/25/2036	72	71
2.968% due 07/15/2019 - 10/15/2020 (d)	520	503
3.048% due 02/15/2019 (d)	267	265
4.250% due 09/15/2024 (d)	46	46
5.500% due 05/01/2037 - 07/01/2037 (d)	3,885	3,927
6.000% due 09/01/2037 - 11/01/2037 (d)	961	987

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037 (d)	994	1,028

Small Business Administration
5.290% due 12/01/2027	200	203

Total U.S. Government Agencies (Cost $21,838)		22,129

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
2.750% due 02/28/2013	100	102

Total U.S. Treasury Obligations (Cost $102)		102

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	3	2

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	1	1

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	76	58
2.799% due 06/25/2037	260	198
5.236% due 02/25/2036	29	21

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	50	49
4.800% due 11/25/2034	39	37

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	63	59

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	20	19

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	16	15

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	97

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
5.023% due 02/25/2035	$67	$61

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	7	7

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	18	17

Structured Asset Securities Corp.
2.649% due 05/25/2036	16	15
5.463% due 10/25/2035	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	7	7

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	82	81

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	52	49
5.056% due 01/25/2047	79	65
5.572% due 10/25/2046	19	16
5.826% due 09/25/2046	7	6

Total Mortgage-Backed Securities (Cost $1,103)		974

ASSET-BACKED SECURITIES 14.3%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	57	56

ACE Securities Corp.
2.659% due 10/25/2036	16	15
2.679% due 10/25/2036	10	10

American Express Credit Account Master Trust
2.818% due 01/18/2011	100	100
3.318% due 02/15/2012	12	12

Asset-Backed Funding Certificates
2.659% due 10/25/2036	4	4

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	14	13
2.874% due 09/25/2034	1	1

Bank One Issuance Trust
2.928% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	25	24
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	82	77

Chase Credit Card Master Trust
2.928% due 02/15/2011	10	10

Chase Issuance Trust
2.828% due 02/15/2011	100	99

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	4	4
2.649% due 11/25/2036	8	8
2.659% due 05/25/2037	164	155
2.669% due 01/25/2037	72	67
2.709% due 08/25/2036	100	93

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	4	4
2.649% due 05/25/2037	73	70
2.649% due 03/25/2047	7	7
2.659% due 03/25/2037	9	8
2.679% due 10/25/2037	149	139
2.709% due 10/25/2046	4	4
2.779% due 09/25/2036	260	243

Credit-Based Asset Servicing & Securitization LLC
2.719% due 07/25/2037	85	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 10/25/2036	$59	$57
2.649% due 11/25/2036	20	18
2.659% due 06/25/2036	13	13

First USA Credit Card Master Trust
2.935% due 04/18/2011	100	100

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	100	100

Fremont Home Loan Trust
2.669% due 02/25/2037	9	8

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	10	10

GSAMP Trust
2.669% due 09/25/2036	10	10
2.669% due 12/25/2036	70	67

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	36	34
2.806% due 01/20/2035	35	29

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	72	68
2.729% due 04/25/2037	198	191

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	122	113
2.659% due 04/01/2037	80	74
2.679% due 03/25/2037	210	202

Lehman XS Trust
2.669% due 05/25/2046	10	10
2.679% due 11/25/2046	16	15
2.719% due 11/25/2036	4	4

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	16	15

MASTR Asset-Backed Securities Trust
2.679% due 05/25/2037	69	64

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	35	35
4.200% due 09/15/2010	100	100

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	15	15
2.649% due 07/25/2036	52	48
2.649% due 09/25/2036	15	14
2.649% due 11/25/2036	61	57
2.659% due 05/25/2037	157	151

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	20	19

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	59	56

Option One Mortgage Loan Trust
2.639% due 02/25/2037	18	17
2.659% due 07/25/2037	157	148

Park Place Securities, Inc.
2.911% due 10/25/2034	7	6

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	13	12

Residential Asset Securities Corp.
2.639% due 08/25/2036	5	5
2.669% due 11/25/2036	14	14
2.669% due 02/25/2037	70	65

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	65	60

Saxon Asset Securities Trust
2.659% due 10/25/2046	8	8

SBI HELOC Trust
2.769% due 08/25/2036	10	10

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
3.311% due 04/25/2014		$85	$85
3.331% due 10/25/2016		70	69
3.341% due 10/26/2015		21	21

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		54	52
2.659% due 12/25/2036		29	28
2.679% due 06/25/2037		78	74

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		19	18

Structured Asset Securities Corp.
2.649% due 10/25/2036		16	16

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		70	68

Total Asset-Backed Securities (Cost $4,103)			3,926

SOVEREIGN ISSUES 0.7%

Export-Import Bank of Korea
3.166% due 06/01/2009		100	100

Korea Development Bank
4.842% due 04/03/2010		100	100

Total Sovereign Issues (Cost $200)			200

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	186

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	449

Total Foreign Currency-Denominated Issues (Cost $598)			635

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.1%

CERTIFICATES OF DEPOSIT 1.4%

Calyon Financial, Inc.
2.731% due 06/29/2010		$10	10

Dexia Credit Local S.A.
2.654% due 09/29/2008		100	100

Fortis Bank NY
2.646% due 09/30/2008		100	100
2.649% due 06/30/2008		40	40

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009		30	30

Societe Generale NY
2.652% due 06/30/2008		100	100

			380

COMMERCIAL PAPER 4.3%

Federal Home Loan Bank
1.500% due 04/01/2008		1,200	1,200

See Accompanying Notes	Annual Report	March 31, 2008	107

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.2%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$1,000	$1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,253	1,253
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,283. Repurchase proceeds are $1,253.)

		2,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 14.2%
0.446% due 04/15/2008 - 04/17/2008 (b)	$3,900	$3,899

Total Short-Term Instruments (Cost $7,732)		7,732

VALUE (000S)
PURCHASED OPTIONS (g) 0.3%
(Cost $17)	$85

Total Investments 161.5% (Cost $44,553)	$44,390

Written Options (h) (0.3%) (Premiums $37)	(93)

Other Assets and Liabilities (Net) (61.2%)	(16,810)

Net Assets (c) 100.0%	$27,487

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $22 and derivative instruments with an aggregate depreciation of ($5) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $10,481 at a weighted average interest rate of 3.985%. On March 31, 2008, securities valued at $21,458 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $2,121 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	15	$97
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	27	174
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	4	12
90-Day Eurodollar September Futures	Long	09/2008	2	14
90-Day Eurodollar September Futures	Long	09/2009	4	7
E-mini Russell 2000 Index June Futures	Long	06/2008	343	681
Euro-Schatz June Futures	Short	06/2008	2	1
Russell 2000 Index June Futures	Long	06/2008	8	82
S&P 500 Index June Futures	Short	06/2008	2	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	9	(3)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	53	(111)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	43	158
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	12	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	9	15

				$1,135

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	$300	$(39)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	MSC	100	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	100	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	DUB	100	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	100	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	100	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	100	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	100	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	100	(1)

						$(67)

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	$100	$1
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	100	(1)

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	700	$(3)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		600	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		500	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		100	0
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		300	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		200	(16)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		100	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		20	(1)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	300	0
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		100	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		100	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	(7)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	200	0
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		100	(2)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		100	(1)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		100	0

							$4

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	7	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	111.500	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	57	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	53	1	1
Put - CME Russell Mini June Futures	430.000	04/18/2008	45	1	1
Put - CME Russell Mini June Futures	440.000	04/18/2008	185	5	0
Put - CME Russell Mini June Futures	450.000	04/18/2008	25	1	0

				$9	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$83

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2038	$84.000	05/06/2008	$2,100	$1	$0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	1,200	0	0

				$1	$0

See Accompanying Notes	Annual Report	March 31, 2008	109

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$11	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	2	3	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	9	14	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	1	1	1

				$29	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$67

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$1,900	$1,914	$1,918
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	100	101	101
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.750%	02/28/2013	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	600	607	617
U.S. Treasury Notes	3.125%	11/30/2009	200	205	208
U.S. Treasury Notes	3.250%	12/31/2009	100	103	104
U.S. Treasury Notes	4.250%	08/15/2013	100	108	110

				$4,166	$4,191

(2)	Market value includes $11 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	22	05/2008	$0	$0	$0
Buy	BRL	1,250	07/2008	79	0	79
Sell		1,203	07/2008	16	0	16
Buy		193	12/2008	0	0	0
Sell		216	12/2008	4	0	4
Sell	EUR	307	04/2008	0	(6)	(6)
Sell	GBP	216	04/2008	0	(1)	(1)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	6,596	05/2008	7	0	7
Buy		3,562	08/2008	0	(2)	(2)
Buy	JPY	795	04/2008	0	0	0
Sell		795	04/2008	0	0	0
Buy		7,579	05/2008	1	(1)	0
Sell		12,289	05/2008	1	0	1
Buy	KRW	22,718	05/2008	0	(1)	(1)
Buy		86,292	08/2008	0	(5)	(5)
Buy	KWD	2	05/2008	0	0	0
Buy	MXN	997	07/2008	3	0	3
Sell		411	07/2008	0	0	0
Buy	MYR	238	05/2008	3	0	3
Buy	PHP	2,798	05/2008	6	0	6
Buy	PLN	187	07/2008	15	0	15
Sell		187	07/2008	0	(9)	(9)
Buy	RUB	423	07/2008	1	0	1
Sell		423	07/2008	0	(1)	(1)
Buy		1,811	11/2008	2	0	2
Sell		460	11/2008	0	(1)	(1)
Buy	SAR	22	05/2008	0	0	0
Buy	SEK	94	06/2008	0	0	0
Buy	SGD	115	05/2008	7	0	7
Buy		90	11/2008	2	0	2
Buy	ZAR	2,009	07/2008	0	(26)	(26)

				$147	$(54)	$93

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Long Duration Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 40.4%

BANKING & FINANCE 11.9%

ABX Financing Co.
6.350% due 10/15/2036	$300	$290

American International Group, Inc.
6.250% due 05/01/2036	800	759

Bank of America N.A.
6.000% due 10/15/2036	1,300	1,248

BNP Paribas
5.186% due 06/29/2049	700	588

Citigroup, Inc.
5.875% due 05/29/2037	800	697
6.125% due 08/25/2036	600	529
6.625% due 06/15/2032	600	567

General Electric Capital Corp.
6.750% due 03/15/2032	1,400	1,500

Goldman Sachs Group, Inc.
6.125% due 02/15/2033	880	804
6.750% due 10/01/2037 (e)	300	280

HSBC Bank USA N.A.
5.875% due 11/01/2034	170	153

HSBC Holdings PLC
6.500% due 09/15/2037	1,600	1,523

Kreditanstalt fuer Wiederaufbau
5.000% due 10/15/2009	800	800

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	158

Morgan Stanley
7.250% due 04/01/2032	400	394

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,300	1,082

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	993

UBS AG
5.875% due 12/20/2017	100	102

UBS Preferred Funding Trust V
6.243% due 05/29/2049	1,000	838

Wachovia Bank N.A.
5.850% due 02/01/2037	500	423

Wells Fargo & Co.
5.375% due 02/07/2035	200	182

Wells Fargo Bank N.A.
5.950% due 08/26/2036	600	592

		14,502

INDUSTRIALS 14.0%

Amgen, Inc.
6.375% due 06/01/2037	700	666

Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,200	1,226

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	700	758

AstraZeneca PLC
6.450% due 09/15/2037	500	538

Canadian National Railway Co.
6.375% due 11/15/2037	100	98

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	1,100	1,059

Comcast Corp.
6.500% due 11/15/2035	200	190
6.950% due 08/15/2037	600	603
7.050% due 03/15/2033	1,200	1,228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	$900	$918

CSX Corp.
6.150% due 05/01/2037	600	530

Devon Energy Corp.
7.950% due 04/15/2032	400	495

Devon Financing Corp. ULC
7.875% due 09/30/2031	600	739

EnCana Corp.
6.500% due 08/15/2034	600	607

Energy Transfer Partners LP
6.625% due 10/15/2036	300	279

Enterprise Products Operating LP
5.750% due 03/01/2035	100	87

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	339
6.950% due 01/15/2038	100	99

Marathon Oil Corp.
6.600% due 10/01/2037	100	100

ONEOK Partners LP
6.850% due 10/15/2037	300	298

Suncor Energy, Inc.
6.500% due 06/15/2038	700	693

Target Corp.
6.500% due 10/15/2037	100	97
7.000% due 01/15/2038	200	206

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	600	587

Time Warner Cable, Inc.
6.550% due 05/01/2037	1,000	947

Time Warner, Inc.
6.500% due 11/15/2036	800	736

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	97

Valero Energy Corp.
6.625% due 06/15/2037	300	288

Wal-Mart Stores, Inc.
6.500% due 08/15/2037	800	843

Wyeth
5.950% due 04/01/2037	700	686

XTO Energy, Inc.
6.100% due 04/01/2036	290	288
6.750% due 08/01/2037	700	751

		17,076

UTILITIES 14.5%

AEP Texas Central Co.
6.650% due 02/15/2033	300	296

Appalachian Power Co.
6.700% due 08/15/2037	700	674

AT&T Corp.
8.000% due 11/15/2031	2,500	2,930

AT&T, Inc.
6.500% due 09/01/2037	200	199

British Telecommunications PLC
9.125% due 12/15/2030	600	747

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	1,000	1,203

Duke Energy LLC
6.450% due 10/15/2032	700	719

Enel Finance International S.A.
6.800% due 09/15/2037	500	506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FirstEnergy Corp.
7.375% due 11/15/2031	$700	$764

Florida Power Corp.
6.350% due 09/15/2037	400	417

France Telecom S.A.
8.500% due 03/01/2031	500	621

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	376
6.500% due 09/15/2037	1,100	1,106

Pacific Gas & Electric Co.
6.050% due 03/01/2034	900	886
6.350% due 02/15/2038	200	203

Progress Energy, Inc.
7.750% due 03/01/2031	100	118

PSEG Power LLC
8.625% due 04/15/2031	400	492

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	964

Southern California Edison Co.
5.625% due 02/01/2036	600	577
6.000% due 01/15/2034	300	304

Sprint Capital Corp.
8.750% due 03/15/2032	600	508

Telecom Italia Capital S.A.
7.200% due 07/18/2036	800	758

Telefonica Emisones SAU
7.045% due 06/20/2036	800	839

Verizon Communications, Inc.
5.850% due 09/15/2035	900	823

Virginia Electric and Power Co.
6.000% due 05/15/2037	760	744

		17,774

Total Corporate Bonds & Notes (Cost $51,420)		49,352

MUNICIPAL BONDS & NOTES 1.2%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	200	195

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	170	102

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	300	300

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	200	199

New York State Urban Development Corporations Revenue Bonds, Series 2008
5.000% due 12/15/2027	300	304

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	190

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	95

Total Municipal Bonds & Notes (Cost $1,474)		1,473

See Accompanying Notes	Annual Report	March 31, 2008	111

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 19.7%

Fannie Mae
2.799% due 10/27/2037	$400	$379
5.500% due 04/01/2038	5,000	5,048
6.000% due 05/01/2037 - 11/01/2037	14,811	15,190
6.210% due 08/06/2038	500	606

Federal Home Loan Bank
5.250% due 09/12/2014	900	985

Ginnie Mae
5.500% due 10/20/2037	305	287

Small Business Administration
5.290% due 12/01/2027	400	406

Tennessee Valley Authority
4.500% due 04/01/2018	700	723
4.875% due 01/15/2048	400	393

Total U.S. Government Agencies (Cost $23,525)		24,017

U.S. TREASURY OBLIGATIONS 17.4%

U.S. Treasury Bonds
4.375% due 02/15/2038	5,700	5,774
4.750% due 02/15/2037	7,800	8,395
6.250% due 08/15/2023	5,400	6,646

U.S. Treasury Strips
0.000% due 02/15/2036	1,500	445

Total U.S. Treasury Obligations (Cost $20,785)		21,260

MORTGAGE-BACKED SECURITIES 1.4%

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	700	683

Structured Asset Mortgage Investments, Inc.
2.819% due 05/25/2036	318	241

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037		$89	$82

WaMu Mortgage Pass-Through Certificates
3.027% due 08/25/2033		200	200

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033		482	473

Total Mortgage-Backed Securities (Cost $1,756)			1,679

ASSET-BACKED SECURITIES 0.6%

Chase Issuance Trust
3.609% due 05/16/2011 (a)		300	300

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036		535	498

Total Asset-Backed Securities (Cost $830)			798

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,000

Total Foreign Currency-Denominated Issues (Cost $2,149)			2,000

SHORT-TERM INSTRUMENTS 26.3%

COMMERCIAL PAPER 16.6%

Bank of America Corp.
2.920% due 08/26/2008		$1,200	1,187
2.950% due 04/07/2008		1,200	1,199

Danske Corp.
3.075% due 04/01/2008		500	500

DnB NOR Bank ASA
3.150% due 04/15/2008		2,100	2,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
1.500% due 04/01/2008	$3,000	$3,000

Nordea N.A., Inc.
2.950% due 04/09/2008	3,300	3,298

Royal Bank of Scotland Group PLC
3.110% due 05/06/2008	3,800	3,789

UBS Finance Delaware LLC
2.985% due 05/01/2008	3,100	3,092

Unicredito Italiano SpA
3.220% due 04/29/2008	2,100	2,095

		20,257

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	599	599

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $611. Repurchase proceeds are $599.)

U.S. TREASURY BILLS 9.2%
0.861% due 04/17/2008 - 07/17/2008 (b)	11,350	11,295

Total Short-Term Instruments (Cost $32,183)		32,151

PURCHASED OPTIONS (h) 0.0%
(Cost $7)		3

Total Investments 108.6% (Cost $134,129)		$132,733

Other Assets and Liabilities (Net) (8.6%)		(10,549)

Net Assets (d) 100.0%		$122,184

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $679 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $2,331 at a weighted average interest rate of 2.888%. On March 31, 2008, securities valued at $280 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $7,007 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	80	$380
90-Day Eurodollar June Futures	Long	06/2008	83	430
90-Day Eurodollar March Futures	Long	03/2009	136	764
E-mini S&P 500 Index June Futures	Short	06/2008	52	(33)
S&P 500 Index June Futures	Long	06/2008	298	(605)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	8	(18)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	50	211
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	45	49
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	2

				$1,182

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.500%	06/20/2018	MSC	$6,300	$ (47)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Pay Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	GSC	$6,100	$98
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	1,000	47
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	2,000	115
Pay	3-Month USD-LIBOR	5.000%	06/18/2028	CITI	750	58
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	2,700	59

						$377

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.100%	09/08/2008	CSFB	20,493	$354

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$98.000	05/23/2008	50	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	88.000	05/23/2008	60	1	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	113	1	1
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	90	2	0

				$5	$3

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2038	$89.500	04/07/2008	$15,000	$2	$0

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	6.250%	08/15/2023	$900	$1,109	$1,117

(2)	Market value includes $10 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	456	04/2008	$2	$0	$2
Buy	BRL	1,046	07/2008	24	0	24
Sell		3,145	07/2008	41	0	41
Buy		551	12/2008	0	(1)	(1)
Sell		179	12/2008	4	0	4
Sell	GBP	443	04/2008	0	(2)	(2)
Buy	JPY	44,059	05/2008	10	0	10
Sell		43,040	05/2008	2	0	2
Buy	KRW	634,542	05/2008	0	(51)	(51)
Buy		137,820	08/2008	0	(12)	(12)
Buy	MXN	9,562	07/2008	24	0	24
Buy	PLN	2,531	07/2008	161	0	161
Buy	RUB	3,772	07/2008	9	0	9
Buy		17,393	11/2008	26	0	26
Buy	SGD	1,270	05/2008	46	0	46

				$349	$(66)	$283

See Accompanying Notes	Annual Report	March 31, 2008	113

Schedule of Investments  StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	81	78
4.071% due 03/22/2013	250	240
4.460% due 03/22/2013	23	22
5.818% due 03/22/2013	12	11

Total Bank Loan Obligations (Cost $2,266)		2,006

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.1%

American Express Bank FSB
6.000% due 09/13/2017	1,000	977

American Express Centurion Bank
6.000% due 09/13/2017	1,000	973

American General Finance Corp.
6.900% due 12/15/2017	900	882

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	2,300	2,263

Bank of America Corp.
3.155% due 11/06/2009 (g)	400	397
5.375% due 09/11/2012	900	938
8.000% due 12/29/2049	6,600	6,621

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,154
6.050% due 12/04/2017 (g)	600	587

Bear Stearns Cos., Inc.
3.551% due 01/30/2009	700	648

BNP Paribas
5.186% due 06/29/2049	1,200	1,008

Calabash Re Ltd.
11.200% due 01/08/2010	700	710
13.700% due 01/08/2010	800	825

Citigroup Capital XXI
8.300% due 12/21/2057	400	395

Citigroup, Inc.
6.000% due 08/15/2017	1,900	1,878
6.125% due 08/25/2036	1,200	1,057

DnB NOR Bank ASA
4.447% due 10/13/2009	600	601

Export-Import Bank of China
4.875% due 07/21/2015	100	101

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	12,800	12,656

GMAC LLC
6.000% due 12/15/2011	100	75

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	1,200	1,211
6.750% due 10/01/2037 (g)	3,300	3,080

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Finance Corp.
2.981% due 03/12/2010	1,000	961

JPMorgan Chase & Co.
2.656% due 06/26/2009	500	497
6.000% due 01/15/2018	400	418

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,358

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	$1,800	$1,778

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,220

MetLife, Inc.
6.400% due 12/15/2036	300	239

Morgan Stanley
2.639% due 11/21/2008	500	497

Mystic Re Ltd.
9.390% due 12/05/2008	800	793

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

Resona Bank Ltd.
5.850% due 09/29/2049	200	167

SLM Corp.
3.471% due 07/27/2009 (g)	400	337

State Street Capital Trust IV
3.800% due 06/15/2037	100	75

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	932

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	400	410

U.S. Bancorp
3.512% due 02/04/2010	2,600	2,583

USB Capital IX
6.189% due 04/15/2049	100	74

Wachovia Corp.
7.980% due 02/28/2049	11,000	10,841

		67,643

INDUSTRIALS 5.0%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	800	785

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	215

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Daimler Finance North America LLC
3.218% due 03/13/2009	300	296

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (g)	5,800	6,091

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,291

Kraft Foods, Inc.
6.125% due 02/01/2018	500	501

Peabody Energy Corp.
7.875% due 11/01/2026	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	400	407

Time Warner, Inc.
3.300% due 11/13/2009	600	575

Transocean, Inc.
3.214% due 09/05/2008	500	497

Union Pacific Corp.
5.700% due 08/15/2018	800	797

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	297

		12,373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.7%

Enel Finance International S.A.
6.800% due 09/15/2037	$2,200	$2,226

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	600	635

Qwest Corp.
7.625% due 06/15/2015	500	490

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	274

Telefonica Emisones SAU
2.842% due 06/19/2009	700	682

		4,307

Total Corporate Bonds & Notes (Cost $85,197)		84,323

MUNICIPAL BONDS & NOTES 1.9%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,741

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	703

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	300	290

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	600	573

Total Municipal Bonds & Notes (Cost $4,777)		4,689

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 119.7%

Fannie Mae
2.666% due 12/25/2036	301	289
2.719% due 03/25/2034 (g)	199	192
2.949% due 03/25/2044	745	737
2.999% due 11/25/2032 (g)	73	72
3.875% due 08/01/2033 (g)	108	109
4.356% due 09/01/2033 (g)	861	883
4.668% due 05/25/2035 (g)	100	101
4.880% due 06/01/2033 (g)	294	300
5.000% due 11/01/2017 - 06/01/2037 (g)	21,265	21,386
5.000% due 05/01/2038	4,000	3,951
5.276% due 01/01/2036 (g)	340	346
5.407% due 05/01/2036 (g)	14	14
5.500% due 01/01/2021 - 06/01/2037 (g)	94,367	95,537
5.500% due 03/01/2038 - 04/01/2038	8,000	8,044
5.722% due 07/01/2044 (g)	116	116
5.973% due 09/01/2034 (g)	68	69
6.000% due 04/01/2036 - 01/01/2038 (g)	98,193	100,698
6.000% due 04/01/2038	8,400	8,606
6.089% due 12/01/2036 (g)	60	61
6.500% due 10/01/2035 - 10/01/2037 (g)	9,024	9,356

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 04/01/2038	$300	$311
7.000% due 09/01/2013	7	8

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (g)	11,127	10,766
3.048% due 02/15/2019 (g)	4,003	3,978
4.210% due 03/01/2034 (g)	435	447
5.500% due 08/15/2030 - 04/01/2038	2,003	2,023
5.500% due 03/01/2037 - 01/01/2038 (g)	12,355	12,490
5.722% due 02/25/2045	65	63
6.000% due 09/01/2037 (g)	6,621	6,796
6.669% due 02/01/2024 (g)	20	20
8.000% due 01/01/2017 (g)	21	23

Ginnie Mae
6.000% due 05/15/2033 - 04/15/2034	47	48
6.000% due 12/15/2036 - 09/15/2037 (g)	8,402	8,686
6.375% due 03/20/2027	3	3
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,113	1,093
5.520% due 06/01/2024	1,206	1,249

Total U.S. Government Agencies (Cost $295,177)		298,873

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	900	922

Total U.S. Treasury Obligations (Cost $1,047)		1,054

MORTGAGE-BACKED SECURITIES 12.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	286	262

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	405

Banc of America Funding Corp.
4.113% due 05/25/2035	487	463
6.142% due 01/20/2047	521	452

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	131	128
6.500% due 09/25/2033	45	44

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	152	142
5.031% due 04/25/2033	6	6
5.072% due 11/25/2034	9	9
6.851% due 01/25/2034	9	9

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	554	436
5.371% due 05/25/2035	1,030	892
5.706% due 09/25/2035	222	182

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	156	152

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	507	385
6.000% due 10/25/2033	110	107

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	1,210	1,173
4.800% due 11/25/2034	671	630
5.250% due 02/20/2036	145	120

CS First Boston Mortgage Securities Corp.
5.638% due 05/25/2032	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	$1,810	$1,696

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	376	355

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	555	501
2.679% due 01/25/2047	670	637

GSR Mortgage Loan Trust
5.250% due 11/25/2035	687	614
5.312% due 06/25/2034	391	368
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.938% due 06/19/2034	9,900	8,836

Impac CMB Trust
4.135% due 07/25/2033	74	70

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	210	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,261

JPMorgan Mortgage Trust
5.023% due 02/25/2035	402	366

MASTR Asset Securitization Trust
5.500% due 09/25/2033	37	36

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	232	187
4.910% due 12/25/2032	18	17

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155
3.599% due 10/25/2035	122	106
6.944% due 01/25/2029	122	119

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
2.999% due 02/25/2019	16	15
2.999% due 02/25/2034	99	89

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	435	414

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	232	195

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	527	437

Structured Asset Securities Corp.
5.463% due 10/25/2035	523	500

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	509	483

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	110	88
3.239% due 12/25/2027	1,194	1,131
5.220% due 02/27/2034	64	61
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	77	73
5.726% due 08/25/2042	51	47

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	1	1

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	835	784
4.950% due 03/25/2036	626	597
4.992% due 10/25/2035	4,333	4,218

Total Mortgage-Backed Securities (Cost $33,268)		30,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 14.8%

ACE Securities Corp.
2.649% due 12/25/2036	$180	$173

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	18	16

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	274	267
2.759% due 05/25/2035	49	43

Bank One Issuance Trust
2.928% due 12/15/2010	4,400	4,400

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	606	566
2.679% due 10/25/2036	251	239

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	2,186	2,047

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,000	996

Chase Issuance Trust
3.609% due 05/16/2011 (a)	2,500	2,500

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	5,120	4,950
2.679% due 06/25/2037	472	441
3.079% due 12/25/2031	87	78

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	17	15

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	851	770
2.649% due 12/25/2036	429	406
2.669% due 12/25/2037	2,387	2,253

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,600	1,598

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	402	366

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	322	311

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	636	600
2.649% due 10/25/2036	2,006	1,869

Lehman XS Trust
2.669% due 05/25/2046	127	120

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	306	304
2.639% due 11/25/2036	1,753	1,667
2.879% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	512	484

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	281	276
2.669% due 08/25/2036	1,122	1,071

Morgan Stanley ABS Capital I
2.649% due 10/25/2036	210	204

Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	2,003	1,947

Option One Mortgage Loan Trust
2.649% due 07/25/2036	173	171

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	639	617
2.699% due 08/25/2046	2,008	1,914

Soundview Home Equity Loan Trust
2.679% due 01/25/2037	1,764	1,684

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	68	66

Total Asset-Backed Securities (Cost $38,418)		37,072

See Accompanying Notes	Annual Report	March 31, 2008	115

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$100

Total Sovereign Issues (Cost $99)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	160

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,991

Total Foreign Currency-Denominated Issues (Cost $2,885)			3,151

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	217	$2,262

Total Preferred Stocks (Cost $2,294)		2,262

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.6%

COMMERCIAL PAPER 4.2%

Federal Home Loan Bank
1.500% due 04/01/2008	$10,400	10,400

REPURCHASE AGREEMENTS 0.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,000	1,000

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 17.0%
0.928% due 04/17/2008 - 07/24/2008 (b)(d)(e)(h)	$42,685	$42,445

Total Short-Term Instruments (Cost $53,984)		53,845

PURCHASED OPTIONS (j) 1.7%
(Cost $1,326)		4,206

Total Investments 209.6% (Cost $521,738)		$523,519

Written Options (k) (1.4%) (Premiums $1,521)		(3,604)

Other Assets and Liabilities (Net) (108.2%)		(270,195)

Net Assets (f) 100.0%		$249,720

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $3,493 and derivative instruments with an aggregate depreciation of ($163) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $217,574 at a weighted average interest rate of 4.357%. On March 31, 2008, securities valued at $282,937 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $582 and cash of $16,545 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index June Futures	Long	06/2008	449	$(401)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2008	5	0
Euro-Schatz June Futures	Short	06/2008	17	12
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	17	0
S&P 500 Index June Futures	Long	06/2008	668	(1,133)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	71	1
U.S. Treasury 5-Year Note June Futures	Short	06/2008	431	(402)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	112	225
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	63	118
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	148	47
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	28	83
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	67	218
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	57	50

				$(1,195)

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	$2,700	$(16)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	1,500	(10)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.170%	03/20/2013	RBS	400	(43)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	700	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	700	(19)

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	$1,400	$25
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(38)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	400	(28)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	400	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	1,500	(80)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	300	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	3,600	(25)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(3)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	800	(1)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,200	(60)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	4,000	(19)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	1,900	(4)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	2,000	(3)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	400	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	500	(21)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	2,400	(19)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.305%	03/20/2013	JPM	1,300	(26)

						$(533)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,000	$51
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	300	(2)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,400	12
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	0
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	200	0

						$(209)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	13,900	$(53)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		500	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$10,800	71
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		13,100	53
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		400	(3)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(141)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		800	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,000	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,100	5
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		900	(22)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	5
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,400	(26)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		1,900	27
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,100	(5)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		2,500	35
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		1,400	12
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		700	6
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,600	(11)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		400	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		900	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	3
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	2

See Accompanying Notes	Annual Report	March 31, 2008	117

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,400	$1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	27
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	27
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	148
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	41
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		5,900	(224)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	31
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	31
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	78
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(61)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(16)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	40,000	20
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		90,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	4,700	4
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		1,200	3
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	1,700	(25)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,100	(15)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		400	(5)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		700	2
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,900	(52)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,000	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,500	(2)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(2)

							$(63)

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	62	$1	$1
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	7	1	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	05/23/2008	22	1	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	652	14	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	74	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	132	1	2
Put - CME S&P 500 Index June Futures	650.000	06/19/2008	736	21	0

				$40	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$475
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	24,500	118	1,012
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	1,454
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	30	310
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	568
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	297
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	70

							$1,278	$4,186

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 05/01/2038	$106.000	05/06/2008	$12,600	$2	$0
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	4,000	0	0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	47,700	6	9
Put - OTC Fannie Mae 6.000% due 04/01/2038	91.000	04/07/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 06/01/2038	84.000	06/05/2008	2,000	0	1

				$8	$10

(k)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	85	$98	$181
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	28	34	33
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	100	143	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	14	11	7

				$286	$243

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$7,200	$182	$278
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	190
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	10,500	118	703
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	1,024
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	369	572
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	295
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	65

							$1,235	$3,361

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$4,000	$3,917	$4,006
Freddie Mac	6.000%	04/01/2038	12,600	12,655	12,921
Ginnie Mae	6.000%	04/01/2038	8,400	8,647	8,669
U.S. Treasury Notes	2.000%	02/28/2010	900	905	910
U.S. Treasury Notes	2.125%	01/31/2010	900	906	914
U.S. Treasury Notes	2.750%	02/28/2013	900	913	926
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,579	14,813
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,150	2,182
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,228	1,245
U.S. Treasury Notes	4.250%	08/15/2013	800	864	879
U.S. Treasury Notes	4.500%	05/15/2017	7,400	7,882	8,187

				$54,646	$55,652

(2)	Market value includes $317 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	248	05/2008	$0	$(1)	$(1)
Buy	AUD	249	04/2008	1	0	1
Buy	BRL	14,552	07/2008	876	0	876
Sell		11,314	07/2008	183	0	183
Buy		10,473	12/2008	10	0	10
Sell		11,255	12/2008	121	0	121
Buy	CLP	64,260	12/2008	12	0	12
Sell	EUR	2,144	04/2008	0	(41)	(41)
Sell	GBP	2,799	04/2008	6	(13)	(7)
Buy	IDR	2,469,600	05/2008	0	(13)	(13)
Buy	INR	30,404	05/2008	34	0	34
Buy		19,694	08/2008	0	(11)	(11)
Sell	JPY	8,144	04/2008	0	0	0
Buy		54,762	05/2008	8	(4)	4
Sell		115,655	05/2008	7	0	7

See Accompanying Notes	Annual Report	March 31, 2008	119

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	368,752	05/2008	$0	$(25)	$(25)
Buy		1,205,984	08/2008	0	(66)	(66)
Buy	KWD	19	05/2008	2	0	2
Buy	MXN	19,690	07/2008	62	0	62
Sell		19,690	07/2008	0	(23)	(23)
Buy	MYR	3,221	05/2008	45	0	45
Buy	PHP	37,343	05/2008	76	0	76
Buy	PLN	3,945	07/2008	319	0	319
Sell		3,945	07/2008	0	(180)	(180)
Buy	RUB	31,764	07/2008	79	0	79
Sell		31,305	07/2008	0	(62)	(62)
Buy		20,383	11/2008	27	0	27
Sell		6,732	11/2008	0	(13)	(13)
Buy	SAR	254	05/2008	0	(1)	(1)
Buy	SEK	534	06/2008	3	0	3
Buy	SGD	3,729	05/2008	217	0	217
Buy		728	11/2008	14	0	14
Buy	ZAR	379	07/2008	0	(10)	(10)

				$2,102	$(463)	$1,639

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 21.4%

American Express Centurion Bank
2.835% due 04/17/2009	$1,200	$1,197

American Express Co.
7.000% due 03/19/2018	600	631

American General Finance Corp.
6.900% due 12/15/2017	400	392

American Honda Finance Corp.
3.050% due 03/09/2009	500	500

American International Group, Inc.
5.850% due 01/16/2018	400	394

ANZ National International Ltd.
3.168% due 08/07/2009	1,100	1,098

Bank of America Corp.
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	600	602

Bank of Scotland PLC
4.037% due 07/17/2009	600	600

Barclays Bank PLC
6.050% due 12/04/2017 (f)	200	196

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	400	380
3.160% due 08/21/2009	200	189
3.456% due 04/29/2008	900	896

BNP Paribas
5.186% due 06/29/2049	200	168

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	185

Calabash Re Ltd.
11.200% due 01/08/2010	400	406

CIT Group, Inc.
2.729% due 12/19/2008	100	90
3.302% due 05/23/2008	100	98
3.401% due 01/30/2009	1,100	958

Citigroup Capital XXI
8.300% due 12/21/2057	4,000	3,953

Citigroup Funding, Inc.
2.599% due 04/23/2009	100	99
2.606% due 06/26/2009 (f)	200	197
2.980% due 12/08/2008	100	99

Citigroup, Inc.
2.701% due 12/28/2009 (f)	300	294
5.300% due 10/17/2012	200	201
5.500% due 08/27/2012	500	504
5.850% due 07/02/2013	200	203
6.000% due 08/15/2017	300	297
6.125% due 08/25/2036	100	88

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	5,300	5,240

Foundation Re II Ltd.
9.820% due 11/26/2010	400	408

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	100	100
3.964% due 01/20/2010 (f)	700	695
6.375% due 11/15/2067	100	98

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
2.746% due 03/30/2009	200	198
3.186% due 11/10/2008	300	298
3.406% due 07/29/2008	400	399
4.178% due 07/23/2009	20	20
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	500	501
6.250% due 09/01/2017	600	605
6.750% due 10/01/2037 (f)	1,500	1,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.130% due 06/10/2009	$300	$299

HSBC Finance Corp.
2.930% due 09/15/2008	1,000	991
3.954% due 10/21/2009	200	193

HSBC Holdings PLC
6.500% due 05/02/2036	400	388
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
3.312% due 05/24/2010	900	852

JPMorgan Chase & Co.
4.919% due 10/02/2009	500	495
6.000% due 01/15/2018	200	209

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

Keycorp
2.706% due 05/26/2009	2,700	2,695

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	300	286
2.809% due 12/23/2010	200	171
3.346% due 11/10/2009	200	181
3.984% due 10/22/2008	500	487
4.171% due 07/18/2011	300	267
5.625% due 01/24/2013	300	292

MBNA Corp.
3.525% due 05/05/2008	1,100	1,101

MetLife, Inc.
6.400% due 12/15/2036	100	80

Morgan Stanley
3.206% due 02/09/2009	900	890
4.134% due 01/22/2009	100	98
5.950% due 12/28/2017	200	194
6.250% due 08/28/2017	200	199

Mystic Re Ltd.
9.390% due 12/05/2008	300	297

National Australia Bank Ltd.
2.979% due 09/11/2009	400	400

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	300	300
6.990% due 10/29/2049	3,000	2,552

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	700	698
3.954% due 10/21/2008	600	599

SLM Corp.
3.491% due 07/26/2010	100	79
3.541% due 07/25/2008	1,300	1,278

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	158

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	85

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	200	205

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	200	200

Wachovia Bank N.A.
2.639% due 03/23/2009	800	793

Wachovia Corp.
3.301% due 10/28/2008	600	597
4.388% due 10/15/2011	200	185
5.750% due 02/01/2018	600	589
7.980% due 02/28/2049	7,200	7,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
2.659% due 03/23/2010	$800	$787

		53,349

INDUSTRIALS 4.3%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	500	491

AstraZeneca PLC
5.900% due 09/15/2017	100	106
6.450% due 09/15/2037	100	108

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	326

Comcast Corp.
4.677% due 07/14/2009	400	389

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,002

Daimler Finance North America LLC
3.218% due 03/13/2009	200	198
3.298% due 03/13/2009	300	296
3.562% due 08/03/2009	300	295

Diageo Capital PLC
3.196% due 11/10/2008	600	598

Gaz Capital S.A.
6.212% due 11/22/2016	100	93

General Electric Co.
3.030% due 12/09/2008	400	400

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,000	2,100

Kraft Foods, Inc.
6.125% due 02/01/2018	200	200

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Safeway, Inc.
3.005% due 03/27/2009	1,300	1,282

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	500	501
5.500% due 02/16/2012	700	744

Transocean, Inc.
3.214% due 09/05/2008	300	299

Union Pacific Corp.
5.700% due 08/15/2018	600	598

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

		10,831

UTILITIES 1.4%

AT&T, Inc.
3.155% due 05/15/2008	200	200

BellSouth Corp.
3.165% due 08/15/2008 (f)	400	400

Enel Finance International S.A.
6.800% due 09/15/2037	700	708

Florida Power Corp.
3.468% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	208

Southern California Edison Co.
3.212% due 02/02/2009	200	193

See Accompanying Notes	Annual Report	March 31, 2008	121

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telefonica Emisones SAU
2.842% due 06/19/2009	$1,000	$974

		3,480

Total Corporate Bonds & Notes (Cost $68,857)		67,660

MUNICIPAL BONDS & NOTES 1.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	973

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	93

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	503

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	23

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	881

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	100	97

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	300	286

Total Municipal Bonds & Notes (Cost $2,928)		2,856

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
2.949% due 09/25/2042	200	199
4.176% due 06/01/2034	549	552
4.442% due 09/01/2035	216	219
4.567% due 07/01/2035	173	174
4.634% due 09/01/2035	228	228
4.667% due 12/01/2033	96	97
4.695% due 12/01/2033	59	59
4.835% due 06/01/2035	282	286
4.989% due 06/01/2035	265	270
5.000% due 10/01/2035 - 05/01/2038	2,974	2,939
5.000% due 03/01/2036 (f)	7,902	7,834
5.039% due 03/01/2035	36	37
5.500% due 11/01/2021 - 05/01/2038	49,611	50,113
5.500% due 05/01/2035 - 03/01/2037 (f)	4,772	4,823
6.000% due 10/01/2026 - 10/01/2036 (f)	11,892	12,206
6.000% due 02/01/2027 - 04/01/2038	20,878	21,416
6.329% due 10/01/2034	22	22
6.442% due 11/01/2035	37	38
6.500% due 08/01/2037 - 09/01/2037	2,299	2,384

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	4,743	4,590
3.048% due 02/15/2019	1,601	1,591
3.218% due 06/15/2018	27	27
4.701% due 06/01/2035	437	444
4.876% due 11/01/2034	168	174
5.000% due 12/15/2020 - 01/15/2024	115	116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/01/2037 (f)	$5,022	$5,077
6.000% due 08/01/2027 - 09/01/2037	3,424	3,517

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	1,838	1,900

Small Business Administration
5.520% due 06/01/2024	19	20

Total U.S. Government Agencies (Cost $119,203)		121,352

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	800	814

Total U.S. Treasury Obligations (Cost $944)		946

MORTGAGE-BACKED SECURITIES 5.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	41	37

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	300	304

Banc of America Funding Corp.
4.113% due 05/25/2035	70	66

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	330	323

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	161	155
4.777% due 11/25/2034	141	137
5.072% due 11/25/2034	454	441

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	12	10
5.706% due 09/25/2035	55	46

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	78	76
4.900% due 12/25/2035	120	114

Countrywide Alternative Loan Trust
2.879% due 02/25/2037	722	568
4.500% due 06/25/2035	332	329

Countrywide Home Loan Mortgage Pass-Through Trust
2.839% due 04/25/2035	1	1
4.723% due 02/20/2035	504	489
4.800% due 11/25/2034	276	259
5.250% due 02/20/2036	73	60

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	62	62

GSR Mortgage Loan Trust
4.539% due 09/25/2035	214	202
5.250% due 11/25/2035	344	307

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.779% due 05/19/2035	58	46

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,653

JPMorgan Mortgage Trust
5.023% due 02/25/2035	134	122

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	123	123

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	67	63

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mellon Residential Funding Corp.
3.561% due 12/15/2030	$509	$490
3.601% due 06/15/2030	7	7

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,542

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	66	53
6.033% due 05/25/2033	271	251

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,689

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	177	169
5.317% due 08/25/2034	245	228
5.726% due 01/25/2035	124	118

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	69	54

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	218	207

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	892	838

WaMu Mortgage Pass-Through Certificates
5.526% due 11/25/2042	33	31
5.572% due 10/25/2046	694	571

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	385	362
4.950% due 03/25/2036	313	298

Total Mortgage-Backed Securities (Cost $14,128)		13,885

ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
2.659% due 10/25/2036	282	268

American Express Credit Account Master Trust
3.318% due 02/15/2012	149	145

Argent Securities, Inc.
2.649% due 09/25/2036	78	76

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	3	3
2.874% due 09/25/2034	72	64

Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	675	643

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	176	173
2.669% due 06/25/2037	195	189
3.079% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	500	498

GSR Mortgage Loan Trust
2.699% due 11/25/2030	9	9

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	134	124

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	85	82

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	839	810
2.689% due 01/25/2046	6	6
2.879% due 10/25/2034	9	8

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	26	26

Park Place Securities, Inc.
2.911% due 10/25/2034	325	272

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036		$256	$245

Residential Asset Securities Corp.
2.669% due 11/25/2036		190	181

SLM Student Loan Trust
3.321% due 10/27/2014		756	752
3.331% due 01/25/2016		55	55
3.331% due 01/25/2018		63	63

Soundview Home Equity Loan Trust
2.659% due 06/25/2036		7	7

Structured Asset Securities Corp.
2.649% due 10/25/2036		274	265

Total Asset-Backed Securities (Cost $5,164)			4,965

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		11	12

Total Sovereign Issues (Cost $12)			12

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	2,842

Total Foreign Currency-Denominated Issues (Cost $2,568)			2,842

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%

DG Funding Trust
4.946% due 12/31/2049	85	$886

Total Preferred Stocks (Cost $904)		886

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.4%

COMMERCIAL PAPER 16.4%

Bank of America Corp.
2.950% due 04/07/2008	$4,600	4,598

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	5,200	5,179

Federal Home Loan Bank
1.500% due 04/01/2008	9,700	9,700

Nordea N.A., Inc.
2.950% due 04/09/2008	6,100	6,096

Societe General N.A.
2.770% due 06/16/2008	6,700	6,661

UBS Finance Delaware LLC
3.020% due 04/04/2008	1,600	1,600
3.035% due 06/02/2008	5,200	5,175

Westpac Trust Securities NZ Ltd.
4.320% due 04/07/2008	2,000	1,998

		41,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$8,651	$8,651

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $8,828. Repurchase proceeds are $8,651.)

U.S. TREASURY BILLS 11.5%
0.655% due 04/17/2008 - 07/17/2008 (b)(d)	28,800	28,742

Total Short-Term Instruments (Cost $78,429)		78,400

PURCHASED OPTIONS (i) 0.6%
(Cost $422)		1,555

Total Investments 118.3% (Cost $293,559)		$295,359

Written Options (j) (0.6%) (Premiums $653)		(1,421)

Other Assets and Liabilities (Net) (17.7%)		(44,297)

Net Assets (e) 100.0%		$249,641

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $571 and derivative instruments with an aggregate depreciation of ($78) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $32,262 at a weighted average interest rate of 4.526%. On March 31, 2008, securities valued at $35,539 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $16,491 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	313	$2,175
90-Day Eurodollar December Futures	Long	12/2009	12	0
90-Day Eurodollar June Futures	Long	06/2008	159	984
90-Day Eurodollar June Futures	Long	06/2009	12	1
90-Day Eurodollar March Futures	Long	03/2009	117	578
90-Day Eurodollar September Futures	Long	09/2008	16	111
90-Day Eurodollar September Futures	Long	09/2009	22	16
E-mini S&P 500 Index June Futures	Short	06/2008	1,250	(635)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Schatz June Futures	Short	06/2008	16	11
S&P 500 Index June Futures	Short	06/2008	506	(1,578)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	55	0
U.S. Treasury 5-Year Note June Futures	Long	06/2008	71	(9)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	267	720
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	39	62
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	97	46
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	15	45
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	103
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	53	67

				$2,683

See Accompanying Notes	Annual Report	March 31, 2008	123

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$8,200	$20
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	1,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	MSC	500	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	800	15
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	300	(21)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	300	(20)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	700	(37)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	1,300	(9)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	200	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(2)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	100	(3)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	(18)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	1,400	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	200	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	800	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	BCLY	500	(8)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	800	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	200	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	BCLY	500	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	700	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	300	(3)

						$(186)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$800	$41
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(44)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	1,500	(6)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	2,000	(6)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	7,700	52
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,300	12

						$49

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	4,200	$(16)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,500	97
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		12,800	51
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,200	(29)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		3,200	(26)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	(74)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(26)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		600	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		700	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	200	1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	5
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	400	(2)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		1,300	18
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		600	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		300	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,500	(10)

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC	EUR	400	$(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		600	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	9
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	10
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	60
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	17
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	19
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	48
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	20,000	10
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		30,000	15
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	2,000	2
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		500	1
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		500	(27)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	700	(10)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		500	(7)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		200	(3)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		600	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		300	1
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(20)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		800	(12)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,000	(1)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(5)

							$57

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	50	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	10	0	0
Call - CME S&P 500 Index June Futures	1,775.000	06/19/2008	125	4	0
Call - CME S&P 500 Index June Futures	1,800.000	06/20/2008	450	13	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	159	3	2

				$21	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$126	$192
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	13,000	63	537
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	165
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	39
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	119
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	35

							$396	$1,542

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2038	$86.000	05/06/2008	$14,000	$4	$3
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	10,000	1	7

				$5	$10

See Accompanying Notes	Annual Report	March 31, 2008	125

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	89	$105	$189
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	26	32	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	90	127	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	13	10	7

				$274	$246

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$112
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	70
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,500	62	368
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	335
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	100
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	27	39
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	97	118
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	33

							$379	$1,175

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.500%	04/01/2038	$400	$409	$414
Ginnie Mae	6.000%	04/01/2038	1,800	1,853	1,858
U.S. Treasury Notes	2.000%	02/28/2010	700	704	708
U.S. Treasury Notes	2.125%	01/31/2010	700	704	711
U.S. Treasury Notes	2.750%	02/28/2013	800	811	820
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,835	2,880
U.S. Treasury Notes	3.125%	11/30/2009	1,000	1,024	1,039
U.S. Treasury Notes	3.250%	12/31/2009	600	614	622
U.S. Treasury Notes	4.250%	08/15/2013	700	756	770
U.S. Treasury Notes	4.500%	05/15/2017	1,900	2,036	2,103

				$11,746	$11,925

(2)	Market value includes $95 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	114	05/2008	$0	$0	$0
Buy	BRL	8,332	07/2008	515	0	515
Sell		732	07/2008	11	0	11
Buy		2,461	12/2008	4	0	4
Sell		179	12/2008	2	0	2
Sell	EUR	1,994	04/2008	0	(38)	(38)
Buy	GBP	290	04/2008	0	(1)	(1)
Sell		2,361	04/2008	5	(8)	(3)
Buy	IDR	970,200	05/2008	0	(5)	(5)
Buy	INR	12,168	05/2008	14	0	14
Buy		7,782	08/2008	0	(4)	(4)
Sell	JPY	5,164	04/2008	0	0	0
Buy		70,625	05/2008	6	(12)	(6)
Sell		119,947	05/2008	10	0	10
Buy	KRW	150,529	05/2008	0	(11)	(11)
Buy		620,019	08/2008	0	(35)	(35)
Buy	KWD	9	05/2008	1	0	1
Buy	MXN	8,681	07/2008	27	0	27
Sell		4,494	07/2008	0	(6)	(6)
Buy	MYR	1,061	05/2008	14	0	14
Buy	PHP	14,314	05/2008	29	0	29
Buy	PLN	1,624	07/2008	132	0	132
Sell		1,624	07/2008	0	(74)	(74)
Buy	RUB	20,009	07/2008	50	0	50
Sell		18,433	07/2008	0	(37)	(37)

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	8,555	11/2008	$11	$0	$11
Buy	SAR	116	05/2008	0	0	0
Buy	SEK	987	06/2008	6	0	6
Buy	SGD	611	05/2008	35	0	35
Buy		673	11/2008	13	0	13
Buy	ZAR	150	07/2008	0	(4)	(4)

				$885	$(235)	$650

See Accompanying Notes	Annual Report	March 31, 2008	127

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
6.800% due 08/03/2012	$59,501	$49,493

Georgia-Pacific Corp.
4.446% due 12/20/2012	800	744
4.740% due 12/20/2012	8,905	8,273
4.835% due 12/20/2012	1,048	973

HCA, Inc.
4.946% due 11/16/2013	19,651	18,102

Shackleton Re Ltd.
10.750% due 08/01/2008	5,000	4,825
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	7,000	6,296

Total Bank Loan Obligations (Cost $102,051)		91,601

CORPORATE BONDS & NOTES 8.4%

BANKING & FINANCE 6.1%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	7,000	6,942

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,357

American Express Centurion Bank
3.075% due 05/07/2008	7,000	6,999
6.000% due 09/13/2017	24,800	24,117

American Express Co.
7.000% due 03/19/2018	25,740	27,090
8.150% due 03/19/2038	7,390	8,214

American International Group, Inc.
5.850% due 01/16/2018	22,500	22,137

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	15,000	15,114

Bank of America Corp.
3.155% due 11/06/2009	9,600	9,533
8.000% due 12/29/2049	14,700	14,747

Bank of Scotland PLC
4.037% due 07/17/2009	4,600	4,599

Barclays Bank PLC
6.050% due 12/04/2017	41,300	40,385
7.434% due 09/29/2049	8,500	7,700

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	26,547
7.250% due 02/01/2018	15,000	15,539

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	927

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,939

Calabash Re Ltd.
11.200% due 01/08/2010	4,100	4,160
13.700% due 01/08/2010	2,400	2,476

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	2,400	2,391

CIT Group, Inc.
5.000% due 11/24/2008	24,000	22,064

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	5,000	4,940

Citigroup, Inc.
2.701% due 12/28/2009	49,400	48,384
3.291% due 01/30/2009	4,600	4,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Danske Bank A/S
5.914% due 12/29/2049	$3,000	$2,774

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	15,825	13,019
7.800% due 06/01/2012	1,000	826
7.875% due 06/15/2010	5,400	4,713
8.000% due 12/15/2016	200	157

Foundation Re Ltd.
7.170% due 11/24/2008	4,500	4,400

Foundation Re II Ltd.
9.820% due 11/26/2010	10,500	10,723

General Electric Capital Corp.
2.941% due 12/12/2008	10,200	10,222
3.244% due 10/24/2008	8,800	8,794
3.274% due 10/26/2009	10,700	10,596
3.994% due 10/21/2010	4,500	4,462
5.875% due 01/14/2038	20,000	19,343

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	63,000	58,790

HSBC Finance Corp.
3.070% due 05/21/2008	400	400
3.954% due 10/21/2009	600	579

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	5,500	5,348
5.625% due 01/24/2013	14,000	13,633

Longpoint Re Ltd.
8.050% due 05/08/2010	11,900	12,064

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	27,000	24,535

Merrill Lynch & Co., Inc.
3.888% due 10/23/2008	26,300	26,212
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	24,100	23,840

Morgan Stanley
2.639% due 11/21/2008	3,100	3,082
4.134% due 01/22/2009	3,000	2,946

Mystic Re Ltd.
9.390% due 12/05/2008	6,600	6,545
12.090% due 12/05/2008	1,000	990

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,719

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	2,000	2,000

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	240	237

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	9,200	9,196

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	14,100	14,363
13.326% due 06/07/2010	8,800	9,004

Rockies Express Pipeline LLC
4.250% due 08/20/2009	11,600	11,607

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	4,000	3,994

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,592

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	4,900	4,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$1,250	$1,253
14.300% due 06/15/2008	390	396

UBS AG
5.875% due 12/20/2017	13,700	14,039

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	20,000	19,982

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,500	5,413

Vita Capital III Ltd.
5.822% due 01/01/2012	8,000	7,722
5.829% due 01/01/2011	300	294

VTB Capital S.A.
3.839% due 08/01/2008	19,000	18,810

Wachovia Bank N.A.
3.146% due 12/02/2010	27,200	25,979

Wachovia Corp.
7.980% due 02/28/2049	17,900	17,641

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	16,739

World Savings Bank FSB
3.201% due 03/02/2009	2,700	2,707

		849,607

INDUSTRIALS 1.2%

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,017

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,404

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,780
6.375% due 10/01/2011	8,000	7,700

El Paso Corp.
6.375% due 02/01/2009	5,600	5,667

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	14,700	14,680

HCA, Inc.
9.250% due 11/15/2016	5,000	5,200

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,752
6.125% due 02/01/2018	19,000	19,037

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	2,000	1,955

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,002
9.500% due 08/01/2008	1,100	1,106

128	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Motorola, Inc.
6.000% due 11/15/2017	$4,000	$3,434

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	4,000	4,105

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Valero Energy Corp.
6.625% due 06/15/2037	10,000	9,589

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,600

		170,872

UTILITIES 1.1%

BellSouth Corp.
4.240% due 04/26/2021	59,500	59,536

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,900

Dominion Resources, Inc.
3.248% due 11/14/2008	1,800	1,791

Embarq Corp.
7.082% due 06/01/2016	4,200	3,984

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	59,083

Midwest Generation LLC
8.300% due 07/02/2009	7,733	7,888

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,504
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	1,000	1,000

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		154,724

Total Corporate Bonds & Notes (Cost $1,190,961)		1,175,203

MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,205

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,379

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,436

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,621
5.000% due 07/01/2031	4,550	4,574

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,274

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	$1,270	$1,009
9.249% due 01/01/2014	730	537

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	4,161

Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2028	2,500	2,528

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	4,046

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	1,900	1,680

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	5,089

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,604

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	3,041
5.000% due 06/01/2041	1,200	967

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,950

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,270	1,071

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,742

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,942
5.875% due 06/01/2047	16,000	14,098
6.000% due 06/01/2042	300	276

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,615

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,145

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,586

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	991

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,210

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	$600	$617

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,095	3,189

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	11,000	10,501

Total Municipal Bonds & Notes (Cost $100,756)		100,118

COMMODITY INDEX-LINKED NOTES 20.2%

ABN AMRO Bank NV (DJAIGTR)
4.187% due 04/14/2008	106,800	177,748

Barclays Bank PLC (DJAIGTR)
4.930% due 09/24/2008	235,000	395,807

Calyon Financial, Inc. (DJAIGTR)
5.024% due 08/16/2008	97,000	147,566

Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008	122,000	211,803

Credit Suisse USA, Inc. (DJAIGTR)
0.000% due 02/17/2009 (m)	95,000	115,395

Goldman Sachs Group, Inc. (GSCI)
5.061% due 12/01/2008	50,000	71,359

Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008	231,500	312,729

Morgan Stanley (GSCI)
3.181% due 03/06/2009	187,000	217,876

Natixis Financial Products, Inc. (DJAIGTR)
2.885% due 05/30/2008 (m)	75,000	111,625
4.696% due 05/09/2008	86,000	132,226

Rabobank Nederland (DJAIGTR)
4.851% due 07/22/2008 (m)	200,000	312,741

Svensk ExportKredit AB (DJAIGCI)
4.884% due 11/25/2008 (m)	150,000	202,631

Svensk ExportKredit AB (DJAIGTR)
4.979% due 05/19/2008	88,000	130,392

Swiss Re Treasury US Corp. (DJAIGCI)
0.000% due 01/07/2009	29,000	39,599

TD NY LLC (DJAIGTR)
0.000% due 02/17/2009	200,000	234,855

Total Commodity Index-Linked Notes (Cost $1,952,300)		2,814,352

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
2.729% due 03/25/2036	2,718	2,689
4.665% due 05/01/2035	1,079	1,092
4.723% due 04/01/2035	535	539
5.000% due 07/01/2035 - 02/01/2037	31,207	30,935
5.244% due 04/01/2033	1,278	1,301
5.500% due 07/01/2033 - 04/01/2038	2,523,897	2,550,616
5.722% due 07/01/2044 - 10/01/2044	5,133	5,117
5.950% due 02/25/2044	8,665	8,850
6.000% due 06/01/2031 - 04/01/2038	973,188	997,900

Freddie Mac
3.048% due 02/15/2019	102,558	101,921
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	42	41
3.218% due 11/15/2016 - 03/15/2017	2,862	2,861

See Accompanying Notes	Annual Report	March 31, 2008	129

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.000% due 10/15/2023	$42	$42
4.540% due 01/01/2034	37	37
5.000% due 01/15/2018 - 08/15/2020	15,021	15,496
5.250% due 08/15/2011	3,118	3,170
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	106,394	107,584
6.000% due 07/01/2032 - 11/01/2037	416,656	427,739
6.625% due 01/01/2034	1,284	1,297
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
4.750% due 12/20/2035	2,409	2,407
5.500% due 11/15/2035 - 05/01/2038	36,658	37,335
5.625% due 07/20/2035	138	140
6.000% due 06/20/2034	181	184

Small Business Administration
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $4,224,454)		4,311,466

U.S. TREASURY OBLIGATIONS 96.4%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,859,682	1,903,704
1.625% due 01/15/2015	160,291	169,858
1.625% due 01/15/2018	214,815	225,305
1.750% due 01/15/2028	356,404	353,091
1.875% due 07/15/2013	719,017	775,415
1.875% due 07/15/2015	715,155	771,194
2.000% due 04/15/2012	73,864	79,513
2.000% due 01/15/2014	642,421	695,321
2.000% due 07/15/2014	827,453	898,046
2.000% due 01/15/2016	399,935	433,148
2.000% due 01/15/2026	460,117	473,885
2.375% due 01/15/2017	60,056	66,939
2.375% due 01/15/2025	1,205,116	1,310,376
2.375% due 01/15/2027	381,633	416,248
2.500% due 07/15/2016	360,804	405,933
2.625% due 07/15/2017	379,577	432,125
3.000% due 07/15/2012	644,585	722,339
3.375% due 01/15/2012	25,778	29,012
3.375% due 04/15/2032	58,853	77,282
3.500% due 01/15/2011	342,950	379,388
3.625% due 04/15/2028	981,872	1,272,138
3.875% due 04/15/2029	781,669	1,056,108
4.250% due 01/15/2010	421,178	456,912

U.S. Treasury Bonds
5.500% due 08/15/2028	11,400	13,210

Total U.S. Treasury Obligations (Cost $13,446,068)		13,416,490

MORTGAGE-BACKED SECURITIES 2.0%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	447	445

Banc of America Funding Corp.
6.142% due 01/20/2047	435	377

Banc of America Large Loan, Inc.
3.328% due 08/15/2029	493	474

BCAP LLC Trust
2.769% due 01/25/2037	16,145	11,392

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	36,188	34,616
4.475% due 05/25/2033	325	310
4.550% due 08/25/2035	19,690	18,930
4.862% due 01/25/2035	8,823	8,552

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$1,386	$1,140

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	454	431

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	633	592

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,521	1,517
4.248% due 08/25/2035	9,239	8,778
4.748% due 08/25/2035	9,486	9,427
4.900% due 12/25/2035	1,975	1,882

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	4,226	4,227

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	3,480	3,401
2.716% due 02/20/2047	13,545	10,189
2.731% due 12/20/2046	1,116	851
2.779% due 05/25/2047	6,002	4,557
2.879% due 12/25/2035	929	762

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	6,907	6,088

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,131	1,060
3.235% due 10/25/2036	6,811	6,476

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	5,833	5,256

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,418	21,134

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,861	2,695
2.779% due 05/19/2035	2,502	1,972

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	2,676	2,520

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	7,374	6,869

Lehman XS Trust
2.679% due 07/25/2046	3,440	3,339

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	3,573	2,776

Securitized Asset Sales, Inc.
7.282% due 11/26/2023	100	98

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	4,348	4,254

Structured Asset Securities Corp.
2.649% due 05/25/2036	521	497
5.463% due 10/25/2035	5,584	5,336

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	766	751

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	1,069	1,050
2.709% due 11/25/2046	1,455	1,380
2.719% due 09/25/2046	21,070	19,692

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	38,974	36,629

WaMu Mortgage Pass-Through Certificates
5.136% due 12/25/2046	3,564	2,772
5.526% due 11/25/2042	796	756
5.572% due 07/25/2046	15,934	10,769
5.826% due 11/25/2046	2,787	2,310

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	5,286	5,026
4.110% due 06/25/2035	1,873	1,863

Total Mortgage-Backed Securities (Cost $298,835)		276,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	$291	$285

ACE Securities Corp.
2.649% due 07/25/2036	3,010	2,958
2.659% due 10/25/2036	507	482

Argent Securities, Inc.
2.649% due 10/25/2036	6,731	6,581

Asset-Backed Funding Certificates
2.659% due 11/25/2036	1,341	1,239
2.949% due 06/25/2034	8,608	7,620

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	858	833

Bank One Issuance Trust
2.928% due 12/15/2010	1,700	1,700

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	937	875
2.679% due 10/25/2036	1,255	1,194
2.799% due 09/25/2034	4	4
2.929% due 01/25/2036	920	895
3.049% due 03/25/2043	142	138

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	432	425

Chase Issuance Trust
2.828% due 12/15/2010	3,960	3,960

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	1,667	1,628
2.679% due 01/25/2037	718	686

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	6,550	6,417
2.649% due 01/25/2037	3,181	3,145
2.649% due 03/25/2037	4,736	4,547
2.659% due 09/25/2046	2,426	2,376
2.669% due 07/25/2036	3	3
2.709% due 10/25/2046	6,262	6,059
3.265% due 07/25/2036	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	16,753	15,166
2.849% due 04/25/2035	5	5

First USA Credit Card Master Trust
2.935% due 04/18/2011	800	799

Fremont Home Loan Trust
2.649% due 10/25/2036	1,254	1,236
2.659% due 01/25/2037	1,272	1,158
2.769% due 01/25/2036	392	391

GSAMP Trust
2.639% due 10/25/2046	2,240	2,138
2.669% due 10/25/2036	452	413

GSR Mortgage Loan Trust
2.699% due 11/25/2030	91	90

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,673	1,540

Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036	1,993	1,959

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	1,190	1,160
2.649% due 07/25/2036	2,426	2,290
2.649% due 08/25/2036	6,820	6,590
2.669% due 11/25/2036	1,708	1,628

Lehman XS Trust
2.679% due 11/25/2046	8,075	7,649

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	148	148
2.639% due 11/25/2036	1,151	1,094

130	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036		$122	$121

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011		1,300	1,287

MBNA Master Credit Card Trust
4.402% due 09/15/2010		2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037		4,304	4,233
2.659% due 04/25/2037		397	392
2.669% due 07/25/2037		4,570	4,381

Morgan Stanley ABS Capital I
2.629% due 06/25/2036		238	235
2.639% due 06/25/2036		410	405
2.639% due 10/25/2036		4,749	4,615
2.649% due 09/25/2036		4,066	3,870

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		1,062	1,006

Option One Mortgage Loan Trust
2.639% due 02/25/2037		576	550
2.649% due 07/25/2036		346	342

Park Place Securities, Inc.
2.859% due 09/25/2035		401	387

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		1,406	1,358

Residential Asset Securities Corp.
2.669% due 11/25/2036		12,581	11,991

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		1,669	1,589

Soundview Home Equity Loan Trust
2.649% due 10/25/2036		4,431	4,288
2.659% due 11/25/2036		3,491	3,368
2.699% due 10/25/2036		1,232	1,202

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		509	498
2.644% due 11/25/2037		712	675

Structured Asset Investment Loan Trust
2.649% due 07/25/2036		737	702

Structured Asset Securities Corp.
2.649% due 10/25/2036		7,989	7,745

WFS Financial Owner Trust
3.590% due 10/19/2009		345	345

Total Asset-Backed Securities (Cost $164,273)			157,091

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		15,200	15,226

Total Sovereign Issues (Cost $15,185)			15,226

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	43,740	22,594

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,511	5,145

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,929	28,209

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Logement S.A.
4.954% due 06/23/2015	EUR	1,400	$2,147

France Government Bond
3.000% due 07/25/2012 (d)		11,366	19,192
3.150% due 07/25/2032 (d)		1,115	2,079

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	51,451
6.500% due 09/15/2067	GBP	9,400	17,912

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,400	8,592

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,404	7,160
2.350% due 09/15/2035 (d)		10,785	16,705
4.250% due 10/15/2012		3,000	4,791

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,528,430	54,484
1.100% due 12/10/2016		10,691,340	107,140
1.200% due 06/10/2017		14,155,000	142,080
1.200% due 12/10/2017		1,745,220	17,492

Pylon Ltd.
6.117% due 12/29/2008	EUR	3,700	5,820
8.517% due 12/29/2008		4,300	6,822

Republic of Germany
5.625% due 01/04/2028		8,400	15,135

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	7,344

Svenska Handelsbanken AB
4.786% due 03/16/2015		2,900	4,499

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,667

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,274

Total Foreign Currency-Denominated Issues (Cost $546,785)			613,734

SHORT-TERM INSTRUMENTS 14.9%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$91,300	91,039

Calyon Financial, Inc.
4.035% due 01/16/2009		11,300	11,293

Citibank New York N.A.
3.100% due 05/07/2008		25,000	25,000

Fortis Bank NY
2.622% due 04/28/2008		7,200	7,199
2.649% due 06/30/2008		900	900

Nordea Bank Finland PLC
2.671% due 12/01/2008		5,500	5,496

Unicredito Italiano NY
3.135% due 05/06/2008		13,200	13,203

			154,130

COMMERCIAL PAPER 1.6%

Bank of America Corp.
2.920% due 08/26/2008		1,600	1,582

Barclays U.S. Funding Corp.
2.790% due 06/11/2008		7,100	7,061
3.025% due 05/20/2008		17,200	17,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
3.110% due 05/02/2008	$2,300	$2,294

Federal Home Loan Bank
1.500% due 04/01/2008	18,800	18,800

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008	11,300	11,253
3.040% due 05/21/2008	11,600	11,551
3.090% due 05/06/2008	21,500	21,436
3.160% due 05/02/2008	22,400	22,339

UBS Finance Delaware LLC
2.985% due 05/01/2008	22,100	22,045
3.035% due 06/02/2008	7,900	7,862
4.140% due 05/12/2008	8,200	8,161

Unicredito Italiano SpA
2.830% due 06/16/2008	8,300	8,251
3.015% due 05/21/2008	11,300	11,253
3.170% due 05/15/2008	1,400	1,395
3.850% due 05/02/2008	7,400	7,375

Westpac Banking Corp.
3.070% due 05/06/2008	26,500	26,421

Westpac Trust Securities NZ Ltd.
3.040% due 05/09/2008	17,700	17,643

		223,851

REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	11,200	11,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $11,478. Repurchase proceeds are $11,200.)
1.200% due 04/01/2008	2,000	2,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $2,050. Repurchase proceeds are $2,000.)

Goldman Sachs & Co.
1.200% due 04/01/2008	65,200	65,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,514. Repurchase proceeds are $65,202.)
		78,400

U.S. TREASURY BILLS 11.6%
0.827% due 04/17/2008 - 09/11/2008 (c)(e)(f)	1,620,390	1,614,694

Total Short-Term Instruments (Cost $2,074,682)		2,071,075

PURCHASED OPTIONS (k) 0.5%
(Cost $30,977)		67,960

Total Investments 180.4% (Cost $24,147,327)		$25,110,534

Written Options (l) (1.0%) (Premiums $94,710)		(137,805)

Other Assets and Liabilities (Net) (79.4%)		(11,053,514)

Net Assets (g) 100.0%		$13,919,215

See Accompanying Notes	Annual Report	March 31, 2008	131

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $223,357 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $244,856 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $2,822,923 and derivative instruments with an aggregate depreciation of ($16,713) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $115,737 at a weighted average interest rate of 5.186%. On March 31, 2008, there were no open reverse repurchase agreements.
(i)	Cash of $111,824 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	456	$752
90-Day Euribor December Futures	Long	12/2009	791	1,203
90-Day Euribor June Futures	Long	06/2008	1,355	(910)
90-Day Euribor June Futures	Long	06/2009	1,462	2,716
90-Day Euribor March Futures	Long	03/2009	1,528	2,655
90-Day Euribor September Futures	Long	09/2008	728	(481)
90-Day Euribor September Futures	Long	09/2009	1,030	1,285
90-Day Eurodollar December Futures	Short	12/2008	588	(187)
90-Day Eurodollar December Futures	Long	12/2009	1,149	2,466
90-Day Eurodollar June Futures	Long	06/2009	5,877	29,677
90-Day Eurodollar March Futures	Long	03/2009	4,152	23,396
90-Day Eurodollar September Futures	Long	09/2009	3,938	18,297
Euro-Bund 10-Year Bond June Futures	Short	06/2008	3,712	3,703
Euro-Bund June Futures Call Options Strike @ EUR 129.000	Long	06/2008	2,400	0
Japan Government 10-Year Bond June Futures	Long	06/2008	42	782
Japan Government 10-Year Bond June Futures	Short	06/2008	43	169
U.S. Treasury 2-Year Note June Futures	Short	06/2008	852	(96)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	726	(148)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,933	548
U.S. Treasury 10-Year Note June Futures	Short	06/2008	400	(816)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	9,363	(17,243)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3,589	2,188
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	2,610
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	989	1,638
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	1,323
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	3,365
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	14
United Kingdom Government 10-Year Bond June Futures	Long	06/2008	80	455

				$79,369

(j)	Swap agreements outstanding on March 31, 2008:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
JPM	Long	NYMEX Natural Gas November Futures	Pay	$8.390	10/28/2009	7,230	$(7,943)
JPM	Long	NYMEX Natural Gas November Futures	Pay	8.550	10/28/2009	4,610	(4,356)
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.718	11/24/2009	7,230	8,050
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.855	11/24/2009	4,610	4,525
MSC	Long	NYMEX Gasoline May Futures	Pay	273.500	04/29/2008	4,200	452
MSC	Long	NYMEX Gasoline October Futures	Receive	253.000	09/29/2008	4,200	(329)
MSC	Long	NYMEX Gasoline January Futures	Receive	252.000	12/31/2008	20,979	(876)
MSC	Long	NYMEX WTI Crude January Futures	Pay	103.740	12/31/2008	500	1,192

							$715

132	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%	)	12/20/2012	CITI	$ 7,400	$106
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,500	(416)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,200	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM	8,000	(457)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	7,000	(350)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,100	(156)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	4,200	(205)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	500	(20)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	2,300	(76)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,200	(22)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	6,300	92
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,400	78
Consolidated Natural Gas Co. 5.000% due 03/01/2014	Buy	(0.590%	)	03/20/2014	UBS	1,000	4
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	4,000	18
Fannie Mae 5.250% due 08/01/2012	Sell	1.410%		03/20/2013	RBS	15,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	22,600	(798)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	3,000	(499)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,500	(1,415)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,300	(545)
Freddie Mac 5.875% due 03/21/2011	Sell	1.580%		03/20/2013	BNP	10,000	127
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	22,200	(273)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,000	217
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,800	114
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	9,100	(499)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	13,500	(739)
GMAC LLC 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	BOA	3,500	(797)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	1,000	(208)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,200	(797)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	200	40
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	MLP	9,400	1,927
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,000	(571)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,000	(567)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	6,300	(952)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	LEH	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	MSC	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	JPM	10,000	(1,375)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	7,000	(201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	6,100	(171)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	BEAR	7,100	(196)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	4,000	(110)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	6,800	(173)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	5,000	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,000	(138)
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	7,800	120
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	12,000	753
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.390%	)	03/20/2013	MLP	2,000	128
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	6,400	(579)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,600	(764)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	3,600	(292)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	JPM	3,700	(293)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	2,700	(196)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	2,900	(202)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	CSFB	8,500	564
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	14,400	955

See Accompanying Notes	Annual Report	March 31, 2008	133

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%	)	12/20/2012	MSC	$13,600	$908
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	3,800	310
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BOA	6,700	546
Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	MSC	15,000	1,229
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	14,400	1,191
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	200	15
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	3,500	255
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	JPM	9,500	697
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB	50,000	(221)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	12,000	(15)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	17,900	608
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	11,100	382
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	6,600	148
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,000	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,800	(26)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.830%	)	06/20/2014	JPM	3,000	16
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	2,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,700	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	17,100	5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	18,800	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,700	(26)
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%	)	12/20/2012	BNP	8,100	108
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%	)	12/20/2012	BOA	7,100	162
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC	12,000	(664)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	6,400	226
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%	)	03/20/2018	GSC	4,000	19
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%	)	12/20/2012	MSC	6,900	73
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,000	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	7,000	(26)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,700	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	18,800	(57)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	9,600	(70)
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%	)	12/20/2012	BNP	7,100	107

							$(9,161)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$17,710	$982
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	63,060	3,717
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	12,870	730
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	54,846	3,943
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	19,800	1,098
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	55,836	3,154
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MSC	6,336	379
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	135,531	4,705
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	47,300	(4,480)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	4,200	56
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	3,100	54
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	16,900	341
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,700	215
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	37,200	1,313
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	14,700	384
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	134,300	5,670
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	40,300	162
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	184,800	1,237
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,000	(1,218)
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	CITI	24,200	295

134	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	$2,000	$22
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	3,400	32
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	BCLY	16,900	853
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	6,300	318
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	232,100	8,028
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,100	1,478
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	50,400	1,947
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,000	1,300
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	123,500	3,788
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,300	377
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,000	(894)

							$40,665

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	167,000	$932
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		758,500	1,757
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		124,500	397
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	(758)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		476,700	1,686
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP	CAD	9,000	128
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$246,500	2,771
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		546,500	16,306
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		512,800	11,937
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		335,900	2,992
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		318,600	1,177
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		196,200	8,665
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		75,800	(3,227)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		27,700	(1,379)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		152,000	(8,469)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		126,400	(6,445)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		277,400	(15,976)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		233,161	(15,270)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		72,700	(4,513)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(9,855)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		76,800	(11,616)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	1,572
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		5,600	(97)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		88,600	(1,530)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		119,600	(2,153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP	EUR	30,000	157
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		32,700	229
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		4,900	49
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		23,700	149
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		21,200	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		25,900	(93)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		39,400	(15)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		46,200	(923)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		66,900	(1,047)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		71,500	(1,131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		6,000	(134)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,500	(189)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,500	(122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		42,900	(800)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,700	(124)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		13,600	(305)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,600	(147)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,400	(1,033)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		40,000	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		32,700	(188)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		45,000	(160)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		26,000	42
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		25,000	103

See Accompanying Notes	Annual Report	March 31, 2008	135

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	$(419)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		163,800	(445)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		6,600	(30)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		197,500	(853)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		33,400	(153)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		105,900	(432)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		606,900	(3,528)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,600	567
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		19,300	416
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		20,400	447
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,100	(97)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	1,573
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	1,572
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	LEH		32,400	1,701
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		34,400	(1,211)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		53,300	(56)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,500	254
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	7,000	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS		8,800	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		193,200	(662)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	1,898
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	367
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,043
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(566)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	677
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(296)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	123
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		52,200	(81)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		8,700	(38)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,500	(1,864)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		9,400	(775)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	3,713
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	358
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	3,136
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	865
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		10,440,000	(2,915)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		2,730,000	(754)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		2,260,000	(628)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		6,150,000	(1,986)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	61,000	(351)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		46,000	(1,698)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		274,400	(9,773)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		157,500	(3,226)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		5,000	(14)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		329,900	(1,390)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		46,800	(228)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	26,000	42
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$7,200	95
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(1,874)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		7,500	(119)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		24,200	(457)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		39,100	(1,261)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		8,000	(539)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		11,800	(604)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		4,250	(262)
Pay	United Kingdom RPI Index	3.488%	12/06/2027	RBS		4,500	(146)

							$(59,635)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	7,644,465	$(121,762)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	3,990,692	53,742
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	BCLY	1,807,877	(24,242)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	CSFB	132,306	(1,774)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	GSC	2,496,777	(22,397)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	JPM	972,249	(13,039)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	LEH	2,446,695	(32,808)

136	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Total Return Swaps (Cont.)

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MLP	1,821,670	$(24,422)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	14,537,280	(201,727)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	11,655,912	156,263
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	UBS	781,398	(27,813)

						$(259,979)

Variance Swaps
Counterparty	Underlying Asset	Pay/Receive Variance (2)	Strike Price	Expiration Date	Notional Amount	Unrealized (Depreciation)
GSC	NYMEX WTI Crude May Futures	Pay	$ 0.148	04/17/2008	$10,800	$(402)

(2)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC ICEX Gas Oil December Futures	$890.000	12/31/2009	1,348	$7,737	$12,159
Call - OTC LMEX Copper September Futures	8,700.000	09/03/2008	2,100	605	1,980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	4,852
Put - OTC LMEX Copper September Futures	6,000.000	09/03/2008	2,100	569	748

				$13,338	$19,739

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$113.500	05/23/2008	1,755	$32	$27
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,802	51	22
Call - CBOT U.S. Treasury 10-Year Note June Futures	133.000	05/23/2008	3,714	67	58
Call - CBOT U.S. Treasury 10-Year Note June Futures	149.000	05/23/2008	1,482	14	23
Call - CBOT U.S. Treasury 30-Year Bond June Futures	139.000	04/25/2008	5,000	91	78
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	6,884	125	108
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	400	4	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	7,981	76	125
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,400	13	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	583	10	9

				$483	$478

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$2,910
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	3,950

							$2,398	$6,860

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR 56,200	$2,961	$9,324
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	56,200	2,961	2,147
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$ 148,400	3,907	282
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	148,400	3,906	28,427
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008	31,000	561	72

				$14,296	$40,252

See Accompanying Notes	Annual Report	March 31, 2008	137

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$329,000	$39	$236
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	101.000	04/07/2008	700,000	55	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	99.000	04/24/2008	490,000	38	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.500	04/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	97.000	06/10/2008	100,000	23	6
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	99.000	04/25/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	94.000	04/25/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/25/2008	500,000	39	385
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	106.000	04/07/2008	200,000	16	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	112.000	04/07/2008	975,000	76	1
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	116.000	04/07/2008	750,000	59	1

				$462	$631

(l)	Written options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC LMEX Copper September Futures	$7,700.000	09/03/2008	2,100	$1,132	$3,505
Call - OTC NYMEX Heating Oil December Futures	288.950	12/31/2009	502	3,831	6,092
Call - OTC NYMEX Heating Oil December Futures	289.690	12/31/2009	502	3,906	6,034
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	502	4,428	5,288

				$13,297	$20,919

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	4,434	$5,223	$9,422
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	3,552	4,384	5,717
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,369	1,554	1,155
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,538	2,475	1,778
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	02/12/2009	50,000,000	1,263	2,391
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	6,710
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	245.000	01/04/2011	37,500,000	1,492	510
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	250.000	01/11/2011	19,800,000	756	663
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,500	1,612	117
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	2,934	3,178	642
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,451	344
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	1,946
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/04/2011	37,500,000	2,034	300
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/11/2011	19,800,000	1,071	418
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	63

				$36,804	$34,020

138	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$2,926
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	71,000	1,890	6,402
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	71,000	1,890	410
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,000	1,303	4,434
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	176
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	5,469
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	217
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	4,082
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,521
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	52,000	1,305	4,689
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	52,000	1,258	300
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,900	2,809	8,557
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,900	1,907	548
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	9,165
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	363
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	2,810
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	126,000	3,433	8,037
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	4,146
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	4,539
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	37,200	934	3,354
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	37,200	900	215

							$41,522	$72,360

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$44,100	$552	$84
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	44,100	2,022	8,448
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	31,000	513	1,974

					$3,087	$10,506

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	0.000%	02/17/2009	01/07/2008	$95,000	$115,395	0.83%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	26,730	24,535	0.18%
Natixis Financial Products, Inc.	2.885%	05/30/2008	04/23/2007	75,000	111,625	0.80%
Rabobank Nederland	4.851%	07/22/2008	06/08/2007	200,000	312,741	2.25%
Svensk ExportKredit AB	4.884%	11/25/2008	10/19/2007	150,000	202,631	1.45%

				$546,730	$766,927	5.51%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$5,000	$4,770	$4,949
Fannie Mae	5.500%	04/01/2038	238,910	241,980	241,187
Freddie Mac	6.000%	04/01/2038	448,900	450,804	460,333
Treasury Inflation Protected Securities	2.375%	04/15/2011	96,387	102,207	103,645
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,777	4,148	4,235
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,083	4,577	4,678
U.S. Treasury Bonds	4.750%	02/15/2037	55,200	57,804	59,896
U.S. Treasury Bonds	5.500%	08/15/2028	11,400	13,191	13,298
U.S. Treasury Notes	3.250%	12/31/2009	183,500	188,634	190,486
U.S. Treasury Notes	3.500%	02/15/2018	1,800	1,809	1,823
U.S. Treasury Notes	3.625%	12/31/2012	28,950	30,334	30,916
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,682	52,930
U.S. Treasury Notes	4.250%	11/15/2017	101,950	107,808	110,707
U.S. Treasury Notes	4.750%	05/15/2014	61,700	68,778	70,701
U.S. Treasury Notes	4.750%	08/15/2017	80,800	87,382	89,998
U.S. Treasury Notes	5.125%	05/15/2016	168,300	190,012	195,706

				$1,605,920	$1,635,488

(3)	Market value includes $10,807 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	139

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	328,638	07/2008	$6,055	$0	$6,055
Sell		179,059	07/2008	2,390	0	2,390
Buy		258,625	12/2008	2,095	0	2,095
Sell		148,488	12/2008	1,981	0	1,981
Sell	CAD	24,358	04/2008	733	0	733
Sell	CHF	11,295	06/2008	0	(532)	(532)
Buy	CNY	46,765	03/2009	731	0	731
Sell		46,765	03/2009	0	(667)	(667)
Sell	EUR	113,976	04/2008	0	(2,193)	(2,193)
Sell	GBP	143,116	04/2008	6	(745)	(739)
Sell	JPY	100,000	04/2008	0	(51)	(51)
Buy		1,076,110	05/2008	225	0	225
Sell		39,429,033	05/2008	4	(11,121)	(11,117)
Buy	KRW	49,074,286	05/2008	0	(2,960)	(2,960)
Buy		2,100,602	08/2008	0	(90)	(90)
Buy	MXN	1,843,059	07/2008	6,019	0	6,019
Sell		1,642,160	07/2008	0	(2,548)	(2,548)
Buy	MYR	87,299	05/2008	791	(96)	695
Buy	PHP	729,573	08/2008	0	(668)	(668)
Buy	PLN	149,026	07/2008	11,810	0	11,810
Buy	RUB	14,028	07/2008	37	0	37
Buy		2,151,495	11/2008	2,433	0	2,433
Sell		830,201	11/2008	0	(1,530)	(1,530)
Sell	SEK	14,781	06/2008	0	(90)	(90)
Buy	SGD	81,265	05/2008	3,917	0	3,917
Buy		2,949	11/2008	57	0	57

				$39,284	$(23,291)	$15,993

140	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company

LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Annual Report	March 31, 2008	141

Notes to Financial Statements  (Cont.)

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put

142	PIMCO Funds	Strategic Markets Funds

March 31, 2008

options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a

Annual Report	March 31, 2008	143

Notes to Financial Statements  (Cont.)

specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

144	PIMCO Funds	Strategic Markets Funds

March 31, 2008

(u) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2008, net assets of the CRRS Fund were approximately $14 billion, of which approximately $1.047 billion, or approximately 8%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds, and as the sub-adviser to the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2008	145

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
European StocksPLUS® TR Strategy Fund	0.45%	(3)	0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45%	(3)	0.30%	N/A	N/A	N/A	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	N/A	N/A	N/A
Fundamental Advantage Total Return Fund	0.64%		0.25%	N/A	N/A	N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%	(4)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%	(3)	0.30%	N/A	0.45%	0.45%	N/A
Japanese StocksPLUS® TR Strategy Fund	0.45%	(3)	0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.35%		0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.44%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A	N/A
StocksPLUS® Total Return Fund	0.39%	(4)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%	(5)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45 % per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39 % per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $4,057,794 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

146	PIMCO Funds	Strategic Markets Funds

March 31, 2008

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return, Fundamental IndexPLUSTM , Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, and StocksPLUS® Long Duration Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	—	—	—	—
Fundamental Advantage Total Return Fund	0.89%	—	—	—	—	—
Fundamental Index PLUSTM Fund	0.70%	0.95%	—	—	—	1.10%
Fundamental IndexPLUSTM TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.64%	0.89%	1.04%	—	1.79%	1.04%
Small Cap StocksPLUS® TR Fund	0.69%	—	1.09%	—	1.84%	1.09%
StocksPLUS® Long Duration Fund	0.59%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$30
Fundamental Advantage Total Return Fund	26
Fundamental IndexPLUSTM Fund	22
Fundamental IndexPLUSTM TR Fund	23
International StocksPLUS® TR Strategy Fund (Unhedged)	59
Small Cap StocksPLUS® TR Fund	64
StocksPLUS® Long Duration Fund	35

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Total Return Fund	$675	$0
CommodityRealReturn Strategy Fund®	24,377	0

Annual Report	March 31, 2008	147

Notes to Financial Statements  (Cont.)

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$381,244	$135,136	$(13,155)	$266,390	$4,391	$(9,970)
Developing Local Markets Fund	1,221,284	1,086,964	855,076	54,581	1,493,542	168,542	37,319
Diversified Income Fund	580,299	223,466	314,233	(15,175)	464,645	37,955	(11,097)
Emerging Local Bond Fund	529,094	1,735,106	988,077	(7,813)	1,281,544	159,279	21,703
Emerging Markets Bond Fund	461,058	893,319	289,586	(127)	1,041,342	36,874	15,182
Floating Income Fund	3,443,175	1,470,280	3,331,613	(164,524)	1,225,654	214,800	(153,876)
Foreign Bond Fund (Unhedged)	38,736	195,075	189,471	5,687	54,551	7,701	5,466
Fundamenal Advantage Total Return Fund	0	316,582	0	688	317,270	0	0
Fundamental IndexPLUSTM Fund	313,027	176,812	209,969	(32,318)	232,188	20,137	(15,240)
Fundamental IndexPLUSTM TR Fund	447,319	76,326	135,377	(29,110)	351,649	24,692	(5,060)
Global Bond Fund (Unhedged)	0	178,921	152,801	2,082	28,372	3,715	170
GNMA Fund	87,196	34,203	0	3,892	124,316	6,070	0
High Yield Fund	351,417	514,616	510,498	(5,631)	338,463	29,564	3,704
Income Fund	20,000	181,006	0	(1,523)	199,483	4,668	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	18,430	14,799	(2,451)	51,925	4,836	(1,440)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	15,156	272,881	(16,876)	189,672	15,128	(12,505)
Long Duration Total Return Fund	0	100,060	0	1,164	101,224	298	0
Long-Term U.S. Government Fund	175,088	1,124,201	838,279	23,696	494,621	15,523	12,814
Low Duration Fund	410,057	1,229,531	801,661	3,634	839,047	24,143	(1,357)
Mortgage-Backed Securities Fund	160,921	44,874	0	3,338	208,934	10,429	0
Real Return Asset Fund	742,488	1,941,240	1,414,550	138,453	1,816,913	97,907	24,030
Real Return Fund	1,150,996	1,483,748	426,772	42,396	1,839,314	61,794	(6,556)
RealEstateRealReturn Strategy Fund	38,271	300,125	0	1,771	342,055	8,573	0
Short-Term Fund	29,788	485,397	483,599	(281)	23,677	6,265	(7,621)
Small Cap StocksPLUS® TR Fund	6,026	7,941	0	(1,726)	12,084	550	0
StocksPLUS® Fund	20,064	22,036	29,141	(39)	12,854	1,251	1,400
StocksPLUS® Total Return Fund	88,244	129,480	155,596	(3,716)	53,961	9,729	227
Total Return Fund	306,159	1,002,005	289,761	15,472	1,025,404	22,067	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	43,717	1,034,713	116,370	463,269	43,436	35,991
Totals	$12,577,257	$15,411,861	$12,873,589	$118,759	$14,894,363	$1,040,317	$(79,686)

148	PIMCO Funds	Strategic Markets Funds

March 31, 2008

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$514	$30,180	$20,635	$(397)	$8,241	$322	$(1,344)
Developing Local Markets Fund	69,192	97,382	67,649	1,813	103,194	7,806	5,289
Diversified Income Fund	49,278	18,999	38,261	(881)	28,119	2,959	(1,103)
Emerging Local Bond Fund	45,166	109,535	86,277	2	70,806	8,282	3,077
Emerging Markets Bond Fund	31,775	57,560	11,865	(330)	75,871	2,799	177
European StocksPLUS® TR Strategy Fund	4,670	5,910	8,000	(470)	2,162	365	(255)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	29,704	28,000	(529)	13,342	4,207	(629)
Floating Income Fund	227,166	170,300	382,732	(168)	4,525	9,206	(7,503)
Foreign Bond Fund (Unhedged)	0	26,448	2,602	1,750	25,527	1,005	(69)
Fundamental Advantage Total Return Fund	0	11,273	0	57	11,330	0	0
Fundamental IndexPLUSTM Fund	27,165	8,600	13,805	(2,827)	18,964	1,431	(491)
Fundamental IndexPLUSTM TR Fund	32,117	2,735	15,885	(1,277)	17,645	1,317	(36)
Global Bond Fund (Unhedged)	238	14	0	27	282	14	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	39,290	34,285	(231)	18,940	1,669	(27)
Income Fund	0	44,747	0	(615)	44,132	782	0
Japanese StocksPLUS® TR Strategy Fund	47,210	14,550	39,114	(3,053)	15,597	699	(813)
Long Duration Total Return Fund	0	6,780	0	90	6,870	21	0
Long-Term U.S. Government Fund	9,919	73,239	55,320	2,348	30,767	1,338	888
Low Duration Fund	9,340	18,896	25,503	49	2,720	384	(25)
Mortgage-Backed Securities Fund	181	11	0	4	195	10	0
Real Return Asset Fund	43,420	194,206	96,051	7,910	149,459	5,313	988
Real Return Fund	36,998	113,135	16,946	3,632	136,230	4,086	(292)
RealEstateRealReturn Strategy Fund	1,184	18,011	0	228	19,515	435	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,365	0	(393)	1,973	96	0
StocksPLUS® Fund	5,857	204	4,597	(126)	1,369	203	121
StocksPLUS® Total Return Fund	1	6,181	3,698	(179)	2,195	176	(111)
StocksPLUS® TR Short Strategy Fund	152,132	87,281	68,332	13,624	191,557	7,465	(5,258)
Total Return Fund	2,386	50,419	648	(48)	52,106	561	(13)
CommodityRealReturn Strategy Fund®	66,546	10,823	53,471	6,857	30,831	2,509	3,813
Totals	$890,821	$1,248,780	$1,073,676	$26,867	$1,084,466	$65,460	$(3,616)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2008	149

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$15,411,861	$12,873,589
All Asset All Authority Fund	0	0	1,248,780	1,073,676
European StocksPLUS® TR Strategy Fund	84,911	78,874	2,476	1,743
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	260,818	244,696	11,805	5,603
Fundamental Advantage Tax Efficient Strategy Fund	0	0	1,750	0
Fundamental Advantage Total Return Fund	158,871	81,695	8,053	1,401
Fundamental IndexPLUSTM Fund	159,830	102,044	249,596	203,231
Fundamental IndexPLUSTM TR Fund	2,097,183	1,757,149	185,059	183,488
International StocksPLUS® TR Strategy Fund (Unhedged)	360,945	316,199	29,713	18,992
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,443,249	7,139,822	265,446	254,891
Japanese StocksPLUS® TR Strategy Fund	537,118	530,436	20,345	24,802
Real Return Asset Fund	27,766,141	25,933,277	364,477	222,460
RealEstateRealReturn Strategy Fund	3,409,332	2,990,009	28,878	10,784
Small Cap StocksPLUS® TR Fund	140,423	123,656	16,904	6,042
StocksPLUS® Long Duration Fund	194,292	150,526	90,995	31,201
StocksPLUS® Total Return Fund	1,971,097	1,855,307	163,545	125,560
StocksPLUS® TR Short Strategy Fund	420,903	347,909	52,653	29,278
CommodityRealReturn Strategy Fund®	145,598,111	142,660,354	5,834,493	6,719,147

9.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	European StocksPLUS® TR Strategy Fund					Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2007	2	$800	EUR	0	$5	7	$2,200	EUR	0	$15
Sales	29	2,200		500	53	99	6,000		1,200	149
Closing Buys	(18)	(800)		0	(16)	(34)	(1,300)		0	(43)
Expirations	(9)	(1,000)		(300)	(10)	(43)	(2,800)		(500)	(31)
Exercised	(3)	0		0	(3)	(24)	(400)		0	(13)
Balance at 03/31/2008	1	$1,200	EUR	200	$29	5	$3,700	EUR	700	$77

	Fundamental Advantage Total Return Fund		Fundamental IndexPLUSTM Fund
	# of Contracts	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	0	$0	80	$20,700	GBP	200	$281
Sales	73	81	1,474	41,100		0	1,271
Closing Buys	0	0	(674)	(26,300)		0	(541)
Expirations	0	0	(352)	(9,000)		(200)	(131)
Exercised	0	0	(528)	0		0	(270)
Balance at 03/31/2008	73	$81	0	$26,500	GBP	0	$610

	Fundamental IndexPLUSTM TR Fund							International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	323	$129,300	GBP	700	EUR	11,000	$1,649	28	$5,000	$61
Sales	2,644	157,300		0		0	4,330	275	9,100	333
Closing Buys	(886)	(150,600)		0		(8,000)	(2,357)	(117)	(8,000)	(132)
Expirations	(1,456)	(29,000)		(700)		(3,000)	(827)	(26)	0	(7)
Exercised	0	(3,000)		0		0	(12)	(88)	0	(39)
Balance at 03/31/2008	625	$104,000	GBP	0	EUR	0	$2,783	72	$6,100	$216

150	PIMCO Funds	Strategic Markets Funds

March 31, 2008

	International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)							Japanese StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2007	205	$250,700	GBP	6,400	EUR	35,000	$3,145	18	$8,100	EUR	0	$74
Sales	2,630	324,300		0		36,600	6,366	141	17,200		2,800	381
Closing Buys	(1,320)	(310,900)		0		0	(4,507)	(101)	(11,300)		0	(198)
Expirations	(1,431)	(122,100)		(6,400)		(55,400)	(1,766)	(51)	(5,800)		(1,600)	(66)
Exercised	0	0		0		0	0	0	0		0	0
Balance at 03/31/2008	84	$142,000	GBP	0	EUR	16,200	$3,238	7	$8,200	EUR	1,200	$191

	Real Return Asset Fund			RealEstateRealReturn Strategy Fund			Small Cap StocksPLUS® TR Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	344	$66,000	$764	0	$0	$0	1	$1,000	$13
Sales	7,826	324,810	15,837	1,323	13,400	1,550	101	1,000	68
Closing Buys	(947)	(143,810)	(1,891)	(248)	0	(129)	(64)	(1,000)	(40)
Expirations	(1,239)	0	(358)	(280)	0	(78)	(2)	0	0
Exercised	0	(4,200)	(7)	0	0	0	(14)	0	(4)
Balance at 03/31/2008	5,984	$242,800	$14,345	795	$13,400	$1,343	22	$1,000	$37

	StocksPLUS® Long Duration Fund			StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	0	$0	$0	255	$76,600	GBP	500	EUR	8,000	$1,225
Sales	16	1,800	56	1,397	96,200		0		0	2,750
Closing Buys	(8)	(1,800)	(50)	(418)	(103,000)		0		0	(1,429)
Expirations	(8)	0	(6)	(567)	(2,900)		(500)		(8,000)	(741)
Exercised	0	0	0	(440)	(2,000)		0		0	(284)
Balance at 03/31/2008	0	$0	$0	227	$64,900	GBP	0	EUR	0	$1,521

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	359,008,458	$257,000	$18,764
Sales	692	32,500		0		0	962	164,640,374	2,060,120	103,326
Closing Buys	(483)	(44,800)		0		(1,000)	(687)	(13,559)	(673,820)	(17,667)
Expirations	(5)	0		(300)		0	(6)	(134,011,972)	(117,000)	(8,796)
Exercised	(64)	(1,000)		0		0	(32)	(2,368)	(37,000)	(917)
Balance at 03/31/2008	218	$21,500	GBP	0	EUR	0	$653	389,620,933	$1,489,300	$94,710

10.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2008 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2008, the AAAA Fund was paying interest at 3.56% Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Oustanding Principal as of 03/31/2008
$205,388	$242,760	$11,822	$427	$125,000

Annual Report	March 31, 2008	151

Notes to Financial Statements  (Cont.)

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				European StocksPLUS® TR Strategy Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	277,975	$3,579,397	208,246	$2,640,849	16,360	$178,441	8,877	$94,014	516	$5,639	1,796	$20,256
Administrative Class	4,555	58,412	10,136	128,972	0	0	0	0	0	0	0	0
Other Classes	64,465	823,027	60,416	760,593	26,293	286,408	19,107	201,986	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	57,265	726,669	37,548	472,917	1,890	20,120	1,543	16,157	47	513	155	1,613
Administrative Class	853	10,808	701	8,845	0	0	0	0	0	0	0	0
Other Classes	13,366	168,281	11,291	141,077	1,569	16,641	1,147	11,972	0	0	0	0
Cost of shares redeemed
Institutional Class	(133,515)	(1,719,576)	(123,953)	(1,573,919)	(10,270)	(110,743)	(17,363)	(184,106)	(799)	(8,534)	(1,851)	(20,937)
Administrative Class	(7,073)	(89,760)	(2,809)	(35,493)	0	0	0	0	0	0	0	0
Other Classes	(75,056)	(958,848)	(126,075)	(1,585,144)	(12,634)	(135,940)	(18,208)	(192,551)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	202,835	$2,598,410	75,501	$958,697	23,208	$254,927	(4,897)	$(52,528)	(236)	$(2,382)	100	$932

	International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Japanese StocksPLUS® TR Strategy
	Year Ended 03/31/2008		Period from 11/30/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 3/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,604	$37,061	5,379	$53,822	1,845	$22,478	21,692	$267,073	1,185	$14,035	5,564	$71,206
Administrative Class	0	0	1	10	0	0	0	0	0	0	0	0
Other Classes	388	4,040	69	688	2,744	34,113	1,972	23,908	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	529	5,405	218	2,157	1,363	16,740	6,349	75,315	70	862	202	2,520
Administrative Class	0	1	0	0	0	0	0	0	0	0	0	0
Other Classes	14	149	0	5	102	1,258	429	5,035	0	0	0	0
Cost of shares redeemed
Institutional Class	(2,124)	(21,022)	0	0	(26,262)	(305,139)	(28,286)	(345,857)	(3,325)	(41,158)	(5,478)	(67,682)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(163)	(1,667)	(1)	(17)	(3,237)	(38,276)	(2,401)	(28,531)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	2,248	$23,967	5,666	$56,665	(23,445)	$(268,826)	(245)	$(3,057)	(2,070)	$(26,261)	288	$6,044

152	PIMCO Funds	Strategic Markets Funds

March 31, 2008

Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Fund		Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Period from 02/29/2008 to 03/31/2008		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,703	$25,496	880	$10,887	1,101	$10,998	36,257	$361,737	22,114	$254,095	41,720	$454,465	13,634	$143,933	22,779	$246,689
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	1	10	2,221	23,554	5,219	54,810

390	5,001	262	3,171	0	0	0	0	2,721	29,361	2,815	30,349	3,143	32,395	5,855	60,411
0	0	0	0	0	0	0	0	0	1	0	1	0	1	0	1
0	0	0	0	0	0	0	0	0	0	0	0	203	2,077	572	5,885

(2,000)	(28,764)	(2,226)	(27,005)	0	0	(99)	(982)	(29,699)	(318,675)	(7,493)	(77,399)	(16,851)	(179,294)	(22,041)	(220,064)
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	(2,116)	(21,810)	(4,307)	(44,454)
93	$1,733	(1,084)	$(12,947)	1,101	$10,998	36,158	$360,755	(4,864)	$(35,218)	37,043	$407,426	234	$856	8,077	$103,278

Real Return Asset Fund				RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund				StocksPLUS® Long Duration Fund
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Period from 08/31/2007 to 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

206,468	$2,300,752	184,843	$2,037,662	60,564	$353,870	1,454	$12,308	2,252	$23,635	758	$10,821	14,229	$140,500
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	2,629	16,670	4,501	38,718	71	749	38	384	0	0

10,468	118,001	11,316	126,599	2,359	13,780	5,172	39,580	150	1,512	12	132	328	3,292
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	935	5,538	3,366	25,047	4	40	0	3	0	0

(151,108)	(1,687,855)	(269,105)	(3,042,928)	(4,923)	(31,542)	(34,240)	(298,311)	(519)	(5,203)	(4)	(40)	(1,292)	(12,000)
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(7,348)	(47,159)	(5,904)	(50,032)	(32)	(281)	0	0	0	0
65,828	$730,898	(72,946)	$(878,667)	54,216	$311,157	(25,651)	$(232,690)	1,926	$20,452	804	$11,300	13,265	$131,792

Annual Report	March 31, 2008	153

Notes to Financial Statements  (Cont.)

	StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13,021	$157,021	13,713	$170,149	10,402	$88,972	7,081	$62,519	143,564	$2,364,522	265,149	$3,799,670
Administrative Class	0	0	0	0	0	0	0	0	26,865	418,000	22,426	321,674
Other Classes	1,294	15,045	1,792	21,192	6,668	60,798	120	1,028	88,340	1,457,582	87,511	1,256,169
Issued as reinvestment of distributions
Institutional Class	3,335	38,369	2,287	27,460	941	7,666	815	6,782	20,954	331,437	15,476	217,081
Administrative Class	0	0	0	0	0	0	0	0	4,221	66,651	1,973	27,570
Other Classes	809	9,203	593	7,064	28	232	3	19	13,113	206,578	8,280	115,191
Cost of shares redeemed
Institutional Class	(20,520)	(246,273)	(6,287)	(76,122)	(9,094)	(76,531)	(3,958)	(34,897)	(215,042)	(3,371,519)	(219,788)	(3,151,906)
Administrative Class	0	0	0	0	0	0	0	0	(22,947)	(384,796)	(11,543)	(165,383)
Other Classes	(2,832)	(32,608)	(2,762)	(32,360)	(1,244)	(11,150)	(5)	(38)	(111,583)	(1,751,605)	(200,727)	(2,869,778)
Net increase (decrease) resulting from Fund share transactions	(4,893)	$(59,243)	9,336	$117,383	7,701	$69,987	4,056	$35,413	(52,515)	$(663,150)	(31,243)	$(449,712)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as

154	PIMCO Funds	Strategic Markets Funds

March 31, 2008

the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantl change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the CommodityRealReturn Strategy Fund® and Real Return Asset Fund incurred $105,171 and $7,880, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$25,770	$0	$61,257	$0	$(158,627)	$(81,933)
All Asset All Authority Fund	551	0	19,074	0	(14,165)	0
European StocksPLUS® TR Strategy Fund	63	67	112	(3)	0	(1,024)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0	0	(330)	(30)	0	(1,091)
Fundamental Advantage Tax Efficient Strategy Fund	0	7	14	0	0	0
Fundamental Advantage Total Return Strategy Fund	991	0	1,207	(7)	0	(1,346)
Fundamental IndexPLUS™ Fund	0	0	(16,139)	(149)	0	0
Fundamental IndexPLUS™ TR Fund	0	0	2,515	(1,345)	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(425)	(63)	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	0	5,157	(397)	0	(1,479)
Japanese StocksPLUS® TR Strategy Fund	0	0	(421)	(20)	(65)	(259)
Real Return Asset Fund	163,176	0	(28,690)	(4,823)	0	0
RealEstateRealReturn Strategy Fund	0	0	395	(2,314)	(8,747)	0
Small Cap StocksPLUS® TR Fund	243	0	(231)	(43)	0	(4,234)
StocksPLUS® Long Duration Fund	0	0	(1,356)	(104)	0	(5,663)
StocksPLUS® Total Return Fund	3,797	0	(899)	(291)	0	(40,406)
StocksPLUS® TR Short Strategy Fund	1,932	3,621	1,218	(275)	0	0
CommodityRealReturn Strategy Fund®	1,850,291	194,551	814,432	(107,000)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2008	155

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2013	2014	2015	2016
All Asset Fund	$0	$0	$158,627	$0
All Asset All Authority Fund	0	0	14,165	0
Japanese StocksPLUS® TR Strategy Fund	0	0	0	65
RealEstateRealReturn Strategy Fund	0	0	8,747	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$14,833,105	$355,722	$(294,464)	$61,258
All Asset All Authority Fund	1,069,327	38,391	(19,317)	19,074
European StocksPLUS® TR Strategy Fund	11,380	224	(117)	107
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	34,312	570	(453)	117
Fundamental Advantage Tax Efficient Strategy Fund	3,860	18	(4)	14
Fundamental Advantage Total Return Strategy Fund	399,175	1,433	(278)	1,155
Fundamental IndexPLUS™ Fund	482,639	1,625	(13,363)	(11,738)
Fundamental IndexPLUS™ TR Fund	957,841	16,022	(10,185)	5,837
International StocksPLUS® TR Strategy Fund (Unhedged)	128,153	1,368	(1,606)	(238)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	876,015	14,855	(9,172)	5,683
Japanese StocksPLUS® TR Strategy Fund	54,700	768	(1,182)	(414)
Real Return Asset Fund	4,298,705	12,589	(21,008)	(8,419)
RealEstateRealReturn Strategy Fund	902,112	6,187	(2,029)	4,158
Small Cap StocksPLUS® TR Fund	44,553	488	(651)	(163)
StocksPLUS® Long Duration Fund	134,459	1,204	(2,930)	(1,726)
StocksPLUS® Total Return Fund	521,825	8,102	(6,408)	1,694
StocksPLUS® TR Short Strategy Fund	293,574	4,497	(2,712)	1,785
CommodityRealReturn Strategy Fund®	24,203,274	1,056,864	(149,604)	907,260

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
All Asset Fund	$1,015,232	$0	$0	$681,865	$34,627	$0
All Asset All Authority Fund	50,192	0	0	38,486	1,264	0
European StocksPLUS® TR Strategy Fund	510	6	0	1,613	0	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	5,001	0	0	3,170	0	0
Fundamental Advantage Tax Efficient Strategy Fund	0	0	0	N/A	N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0	0	0	N/A	N/A	N/A
Fundamental IndexPLUS™ Fund	3,504	5,612	21,802	32,246	0	0
Fundamental IndexPLUS™ TR Fund	6,094	1,990	30,003	70,483	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	1,138	2,878	2,162	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	17,473	867	0	81,939	0	0
Japanese StocksPLUS® TR Strategy Fund	862	0	0	2,520	0	0
Real Return Asset Fund	118,529	0	0	126,724	5	0
RealEstateRealReturn Strategy Fund	20,705	0	0	70,922	93	0
Small Cap StocksPLUS® TR Fund	1,310	245	0	136	0	0
StocksPLUS® Long Duration Fund	0	935	2,357	N/A	N/A	N/A
StocksPLUS® Total Return Fund	30,747	18,799	0	20,806	15,318	0
StocksPLUS® TR Short Strategy Fund	7,934	0	0	6,808	0	0
CommodityRealReturn Strategy Fund®	772,283	0	0	453,910	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

156	PIMCO Funds	Strategic Markets Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	157

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy® Fund, European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), Japanese StocksPLUS® TR Strategy Fund, Real Return Asset Fund, RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Long Duration Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, eighteen of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated and the cash flows for the Small Cap StocksPLUS® TR Fund , StocksPLUS® Total Return Fund and All Asset All Authority Fund for the year then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for the CommodityRealReturn Strategy® Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

158	PIMCO Funds	Strategic Markets Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.25%	0.32%	$463,347	$727
All Asset All Authority Fund	0.40%	0.54%	26,358	41
European StocksPLUS® TR Strategy Fund	0.76%	0.83%	548	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.25%	0.26%	1,118	0
Fundamental IndexPLUS™ Fund	0.00%	0.24%	12,109	0
Fundamental IndexPLUS™ TR Fund	0.36%	0.47%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1.88%	1.93%	27,485	0
Japanese StocksPLUS® TR Strategy Fund	1.87%	1.94%	2,138	0
Real Return Asset Fund	0.00%	0.02%	105,598	6,015
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.09%	0.11%	238	0
StocksPLUS® Total Return Fund	0.40%	0.53%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.61%	0.80%	5,827	0
CommodityRealReturn Strategy Fund®	0.02%	0.03%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	159

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

160	PIMCO Funds	Strategic Markets Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	161

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

162	PIMCO Funds	Strategic Markets Funds

Approval of Investment Advisory Contract, Administration Agreement and Sub-Advisory Agreements

On February 26, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”) and the Sub-Advisory Agreement with Research Affiliates LLC (“RALLC”) (together, the “Agreements”), on behalf of PIMCO Fundamental Advantage Tax Efficient Strategy Fund and PIMCO Fundamental Advantage Total Return Strategy Fund, new series of the Trust (each a “Fund” and, together, the “Funds”). The Agreements are currently in effect with respect to other series of the Trust.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services proposed to be provided by RALLC to the Funds. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

Annual Report	March 31, 2008	163

Approval of Investment Advisory Contract, Administration Agreement and Sub-Advisory Agreements  (Cont.)

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing each Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO and the sub-advisory fee charged to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Funds was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and the sub-advisory fees paid by PIMCO to RALLC, that the approval of the Agreements was in the best interests of each Fund and its shareholders.

164	PIMCO Funds	Strategic Markets Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26780-03

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Directors has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		March 31, 2008	$2,665,859
		March 31, 2007	$2,081,832

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		March 31, 2008	$25,408
		March 31, 2007	$80,600

	(c)	Fiscal Year Ended	Tax Fees(2)
		March 31, 2008	$7,632
		March 31, 2007	$11,840

	(d)	Fiscal Year Ended	All Other Fees(3)
		March 31, 2008	$ —
		March 31, 2007	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

(2) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

(3) There were no “Other Fees” for the last two fiscal years.

	(e)	Pre-approval policies and procedures

	(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2008	March 31, 2007
PIMCO Funds	$33,040	$92,440
Pacific Investment Management Company LLC (“PIMCO”)	$943,624	$438,646

Totals	$976,664	$531,086

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2008

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Allied Waste North America, Inc.
4.060% due 03/28/2014	$1,355	$1,284
4.080% due 03/28/2014	1,581	1,497
4.570% due 03/28/2014	2,899	2,745
4.590% due 03/28/2014	239	226
4.600% due 03/28/2014	3,629	3,437
Community Health Systems, Inc.
4.000% due 07/02/2014	974	900
5.335% due 07/25/2014	19,054	17,605
CSC Holdings, Inc.
4.750% due 03/30/2013	37,497	35,136
Daimler Finance North America LLC
6.800% due 08/03/2012	524,278	436,097
DaVita, Inc.
4.570% due 10/05/2012	629	592
4.600% due 10/05/2012	1,075	1,012
4.630% due 10/05/2012	8,194	7,716
5.760% due 10/05/2012	1,218	1,147
6.230% due 10/05/2012	6,841	6,442
6.730% due 10/05/2012	3,496	3,292
Dex Media West LLC
4.410% due 09/09/2010	719	692
4.530% due 09/09/2010	1,079	1,038
4.580% due 09/09/2010	1,439	1,384
6.330% due 09/09/2010	62	60
First Data Corp.
5.349% due 09/24/2014	931	840
7.580% due 09/24/2014	69	62
Ford Motor Co.
5.800% due 12/15/2013	21,670	17,814
Freescale Semiconductor, Inc.
4.861% due 12/01/2013	2,970	2,512
Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	182	175
4.071% due 03/22/2013	446	427
4.460% due 03/22/2013	52	50
5.818% due 03/22/2013	26	25
General Motors Corp.
7.056% due 11/29/2013	34,640	30,922
Georgia-Pacific Corp.
4.446% due 12/20/2012	2,761	2,565
4.740% due 12/20/2012	33,413	31,042
4.835% due 12/20/2012	3,903	3,626
HCA, Inc.
4.696% due 11/16/2012	17,316	15,777
4.946% due 11/16/2013	4,975	4,583
Health Management Associates, Inc.
6.580% due 02/28/2014	4,859	4,233
Idearc, Inc.
6.330% due 11/17/2013	15,000	12,484
Las Vegas Sands Corp.
3.000% due 05/15/2014	9,900	8,772
4.450% due 05/23/2014	39,402	34,911
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,950	1,551
8.108% due 04/08/2012	29,314	23,323
Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,912	3,782
6.250% due 10/02/2014	6,088	5,884
NRG Energy, Inc.
4.196% due 02/01/2013	9,408	8,826
4.346% due 02/01/2013	11,553	10,839
6.580% due 02/01/2013	2,964	2,781
RH Donnelley Corp.
4.100% due 06/30/2011	509	474
4.200% due 06/30/2011	148	138
4.300% due 06/30/2011	1,357	1,263
4.500% due 06/30/2011	678	631
4.570% due 03/09/2010	1,652	1,587
4.590% due 09/09/2010	360	335
4.590% due 06/30/2011	468	436
4.600% due 06/30/2011	678	631
4.750% due 06/30/2011	254	236
5.480% due 09/09/2010	535	516
6.330% due 03/09/2010	39	38
Sensata Technologies, Inc.
5.056% due 04/27/2013	4,950	4,306
5.058% due 04/27/2013	13	11
TXU Technology
6.478% due 10/10/2014	2,318	2,113
6.596% due 10/10/2014	18,682	17,021
Yell Group PLC
5.122% due 02/10/2013	33,000	27,691

Total Bank Loan Obligations (Cost $912,672)		807,535

CORPORATE BONDS & NOTES 25.5%

Banking & Finance 19.8%
ABX Financing Co.
5.750% due 10/15/2016	10,000	10,075
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	50
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	10,064
AIG-Fp Matched Funding Corp.
2.800% due 06/16/2008	100,000	99,672
Allstate Corp.
6.125% due 12/15/2032	150	144
6.125% due 05/15/2037	1,500	1,384
Allstate Life Global Funding Trusts
2.639% due 03/23/2009	50,000	49,912
American Express Bank FSB
2.616% due 09/26/2008	27,800	27,726
6.000% due 09/13/2017	309,400	302,377
American Express Centurion Bank
2.835% due 04/17/2009	89,100	88,841
2.978% due 12/17/2009	5,000	4,910
6.000% due 09/13/2017	309,400	300,880
American Express Co.
5.250% due 09/12/2011	600	604
5.500% due 09/12/2016	150	145
6.150% due 08/28/2017	53,500	53,385
7.000% due 03/19/2018	203,500	214,176
American Express Credit Corp.
2.609% due 12/19/2008	10,000	9,984
3.000% due 05/16/2008	150	150
3.140% due 04/06/2009	20,300	20,149
3.179% due 03/02/2009	2,480	2,466
American General Corp.
7.500% due 08/11/2010	250	268
American General Finance Corp.
2.750% due 06/15/2008	500	498
2.785% due 06/27/2008	49,940	49,668
5.375% due 10/01/2012	200	197
5.400% due 12/01/2015	100	91
6.900% due 12/15/2017	200,400	196,323
American Honda Finance Corp.
3.050% due 03/09/2009	61,080	61,111
3.148% due 05/12/2009	94,600	94,618
American International Group, Inc.
2.599% due 06/23/2008	70,600	70,291
2.868% due 06/16/2009	15,000	14,999
3.346% due 01/29/2010	217,600	217,178
5.050% due 10/01/2015	41,300	40,366
5.375% due 10/18/2011	4,000	4,064
5.850% due 01/16/2018	165,420	162,751
6.250% due 05/01/2036	100,000	94,876
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	149
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,700
ANZ National International Ltd.
3.168% due 08/07/2009	45,000	44,921
Asian Development Bank
5.820% due 06/16/2028	1,100	1,225
Associates Corp. of North America
8.550% due 07/15/2009	250	264
AXA Financial, Inc.
7.750% due 08/01/2010	100	109
Bank of America Corp.
2.662% due 03/24/2009	47,300	47,261
2.681% due 09/25/2009	102,700	101,708
2.964% due 09/18/2009	100	99
3.155% due 11/06/2009	123,500	122,637
3.220% due 02/17/2009	11,000	10,993
3.346% due 02/11/2009	20,000	19,987
3.375% due 02/17/2009	150	150
4.637% due 10/14/2016	40,000	36,822
4.750% due 08/15/2013	500	503
5.125% due 11/15/2014	125	128
5.200% due 03/15/2018	100	96
5.750% due 12/01/2017	39,770	41,262
6.000% due 09/01/2017	198,720	209,456
7.250% due 10/15/2025	200	212
7.800% due 02/15/2010	500	535
Bank of America N.A.
2.764% due 12/18/2008	1,200	1,197
2.901% due 06/12/2009	165,460	164,630
3.080% due 06/15/2016	100,760	87,256
3.089% due 02/27/2009	229,600	229,185
6.000% due 10/15/2036	70,100	67,284
6.100% due 06/15/2017	1,600	1,683
Bank of Ireland
2.589% due 12/19/2008	50,100	50,059
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	213
Bank of Scotland PLC
2.818% due 07/17/2008	25,100	25,096
2.890% due 09/14/2009	100	99
4.037% due 07/17/2009	102,500	102,484
Bank One Corp.
2.625% due 06/30/2008	500	499
7.750% due 07/15/2025	200	225
Banque Paribas
6.875% due 03/01/2009	100	103
Barclays Bank PLC
5.450% due 09/12/2012	168,600	172,924
6.050% due 12/04/2017	174,980	171,101
7.434% due 09/29/2049	75,100	68,032

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
BB&T Corp.
4.750% due 10/01/2012	$145	$145
BBVA U.S. Senior S.A. Unipersonal
4.068% due 04/17/2009	200,000	199,875
Bear Stearns Cos., Inc.
2.786% due 03/30/2009	241,450	229,560
2.875% due 07/02/2008	500	488
3.160% due 08/21/2009	10,200	9,652
3.182% due 02/23/2010	200,300	190,647
3.245% due 01/07/2009	10,000	9,779
3.260% due 09/09/2009	19,980	19,187
3.456% due 04/29/2008	152,605	151,918
3.474% due 01/31/2011	50,000	45,900
3.551% due 01/30/2009	201,500	186,578
4.034% due 10/22/2010	5,000	4,622
4.326% due 07/19/2010	5,700	5,140
4.500% due 10/28/2010	215	203
6.950% due 08/10/2012	318,700	319,271
7.625% due 12/07/2009	80	79
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,209
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	10,178
BNP Paribas
5.186% due 06/29/2049	600	504
Boeing Capital Corp.
4.750% due 09/15/2008	70	71
6.100% due 03/01/2011	300	320
7.375% due 09/27/2010	135	149
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,816
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,622
Calabash Re Ltd.
13.700% due 01/08/2010	2,650	2,734
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,614
6.750% due 09/15/2017	260,000	247,218
Caterpillar Financial Services Corp.
3.060% due 03/10/2009	28,560	28,507
3.130% due 05/18/2009	101,000	100,621
Charter One Bank N.A.
3.294% due 04/24/2009	100,000	99,423
CIT Group, Inc.
2.729% due 12/19/2008	20,000	18,027
3.021% due 03/12/2010	26,934	21,630
3.100% due 06/08/2009	82,375	68,244
3.190% due 08/17/2009	17,380	14,606
3.215% due 08/15/2008	8,400	7,755
3.302% due 05/23/2008	159,355	156,179
3.401% due 01/30/2009	230,175	200,369
3.524% due 07/28/2011	15,000	11,117
5.000% due 02/01/2015	150	118
6.000% due 02/15/2013	500	332
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,213
Citigroup Capital XXI
8.300% due 12/21/2057	263,530	260,439
Citigroup Funding, Inc.
2.599% due 04/23/2009	2,200	2,173
2.606% due 06/26/2009	300	296
2.980% due 12/08/2008	173,000	171,391
Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	400	395
3.359% due 08/03/2009	39,980	39,435
Citigroup, Inc.
2.695% due 12/26/2008	40,980	40,929
2.701% due 12/28/2009	143,330	140,381
3.130% due 06/09/2009	102,559	101,382
3.160% due 05/18/2011	100,000	95,850
3.162% due 05/02/2008	157,585	157,527
3.220% due 05/18/2010	182,550	178,439
3.291% due 01/30/2009	134,700	133,518
4.250% due 07/29/2009	300	300
5.000% due 09/15/2014	250	236
5.100% due 09/29/2011	3,000	3,002
5.300% due 10/17/2012	37,800	37,947
5.500% due 08/27/2012	93,000	93,655
5.850% due 07/02/2013	24,300	24,691
5.875% due 02/22/2033	75	63
6.000% due 08/15/2017	66,300	65,536
6.125% due 11/21/2017	100,000	100,104
6.125% due 08/25/2036	10,000	8,810
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,319
6.000% due 08/15/2011	25,000	25,717
6.600% due 12/15/2008	200	203
Commonwealth Bank of Australia
3.098% due 06/08/2009	96,300	96,306
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	20,327
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	7,235	6,525
6.250% due 04/15/2009	5,000	4,632
Credit Suisse USA, Inc.
3.120% due 12/09/2008	26,380	26,332
5.375% due 03/02/2016	250	251
5.500% due 08/16/2011	400	415
5.500% due 08/15/2013	100	105
7.125% due 07/15/2032	40	42
DBS Bank Ltd.
3.290% due 05/16/2017	22,000	20,458
5.000% due 11/15/2019	8,000	7,350
Deutsche Bank AG
6.000% due 09/01/2017	361,100	376,895
DnB NOR Bank ASA
4.447% due 10/13/2009	100	100
East Lane Re Ltd.
9.239% due 05/06/2011	33,600	33,879
Eksportfinans A/S
4.750% due 12/15/2008	150	152
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,451
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,720
Export-Import Bank of China
4.875% due 07/21/2015	28,200	28,327
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	260
Ford Credit de Mexico S.A. de C.V.
4.242% due 03/20/2009	187,000	179,895
Ford Motor Credit Co. LLC
5.625% due 10/01/2008	28,966	28,481
5.700% due 01/15/2010	22,300	19,391
5.800% due 01/12/2009	77,899	74,227
5.828% due 01/15/2010	20,300	16,986
6.625% due 06/16/2008	83,430	82,491
6.750% due 08/15/2008	11,475	11,314
7.250% due 10/25/2011	3,900	3,209
7.375% due 02/01/2011	5,100	4,259
7.875% due 06/15/2010	82,528	72,027
Foundation Re II Ltd.
9.820% due 11/26/2010	40,850	41,717
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,838
General Electric Capital Corp.
2.619% due 05/19/2008	6,000	5,999
2.669% due 08/22/2008	37,500	37,492
2.672% due 06/20/2014	38,000	36,294
2.739% due 06/22/2009	29,760	29,773
2.840% due 03/16/2009	124,100	123,927
2.900% due 06/15/2009	145,265	145,192
2.920% due 12/15/2009	267,290	264,702
2.931% due 03/12/2010	8,500	8,458
2.941% due 12/12/2008	44,000	44,093
3.120% due 05/19/2008	176,796	176,899
3.156% due 05/10/2010	129,900	127,462
3.244% due 10/24/2008	100	100
3.250% due 06/15/2009	10,000	9,998
3.262% due 02/02/2009	102,768	102,546
3.274% due 10/26/2009	1,700	1,683
3.334% due 04/28/2011	49,970	49,067
3.344% due 07/28/2008	4,005	4,008
3.351% due 04/30/2009	10,479	10,476
3.475% due 05/05/2026	29,950	24,997
3.964% due 01/20/2010	197,600	196,329
3.994% due 10/21/2010	150,450	149,174
4.000% due 05/15/2010	100	100
4.125% due 09/01/2009	140	142
4.250% due 06/15/2012	1,596	1,595
4.686% due 01/05/2009	197,550	197,408
4.706% due 10/06/2010	30,100	29,618
4.820% due 01/08/2016	82,800	75,581
5.500% due 04/28/2011	9,000	9,465
5.875% due 01/14/2038	299,130	289,310
6.000% due 06/15/2012	675	721
6.125% due 02/22/2011	1,100	1,171
6.375% due 11/15/2067	230,200	225,733
6.750% due 03/15/2032	250	268
8.125% due 05/15/2012	250	285
8.310% due 04/13/2009	41,300	43,327
General Motors Acceptance Corp.
7.430% due 12/01/2021	533	538
Genworth Financial, Inc.
6.500% due 06/15/2034	160	148
Genworth Global Funding Trusts
2.860% due 02/10/2009	50,000	49,606
Glitnir Banki HF
4.154% due 04/20/2010	50,000	42,726
4.334% due 01/21/2011	10,000	7,624
4.421% due 01/18/2012	20,000	15,140
GMAC LLC
3.749% due 09/23/2008	42,000	39,629
4.315% due 05/15/2009	123,000	105,157
6.000% due 04/01/2011	15,000	11,637
6.000% due 12/15/2011	100	75
6.500% due 12/15/2018	200	108
6.700% due 06/15/2018	100	55
6.850% due 04/15/2016	200	116
7.000% due 02/15/2018	100	56

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
7.200% due 10/15/2017	$125	$71
7.250% due 09/15/2017	200	116
7.375% due 04/15/2018	100	58
Golden West Financial Corp.
4.750% due 10/01/2012	100	103
Goldman Sachs Group LP
3.796% due 02/09/2009	10,000	9,975
Goldman Sachs Group, Inc.
2.639% due 12/23/2008	103,000	102,362
2.679% due 12/23/2009	50,000	49,067
2.689% due 12/22/2008	209,375	207,915
2.689% due 06/23/2009	136,400	134,672
2.746% due 03/30/2009	4,700	4,654
2.971% due 06/28/2010	28,120	27,414
3.049% due 03/22/2016	10,000	8,707
3.150% due 11/16/2009	32,480	32,087
3.186% due 11/10/2008	41,000	40,789
3.276% due 03/02/2010	68,584	67,346
3.406% due 07/29/2008	244,670	244,101
3.875% due 01/15/2009	770	772
4.178% due 07/23/2009	15,570	15,437
4.750% due 07/15/2013	500	487
5.000% due 01/15/2011	11,500	11,735
5.250% due 10/15/2013	665	662
5.625% due 01/15/2017	150	144
5.700% due 09/01/2012	2,325	2,390
5.950% due 01/18/2018	270,000	268,054
6.125% due 02/15/2033	20,000	18,267
6.150% due 04/01/2018 (c)	58,100	58,164
6.250% due 09/01/2017	417,000	420,721
6.750% due 10/01/2037	293,300	273,700
6.875% due 01/15/2011	100	107
7.350% due 10/01/2009	150	158
Hartford Financial Services Group, Inc.
5.950% due 10/15/2036	175	155
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	8,796
HBOS PLC
3.420% due 02/06/2014	100	98
5.920% due 09/29/2049	37,900	27,929
6.657% due 05/29/2049	200	143
HCP, Inc.
5.950% due 09/15/2011	12,350	11,994
6.300% due 09/15/2016	13,000	11,150
Heller Financial, Inc.
7.375% due 11/01/2009	300	321
HSBC Bank USA N.A.
2.980% due 12/14/2009	9,700	9,654
5.875% due 11/01/2034	3,000	2,698
HSBC Capital Funding LP
4.610% due 12/29/2049	400	354
9.547% due 12/29/2049	43,400	46,708
10.176% due 12/29/2049	66,160	79,368
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,868
HSBC Finance Corp.
2.669% due 06/19/2009	158,250	150,082
2.930% due 09/15/2008	175,250	173,592
3.070% due 05/21/2008	96,900	96,943
3.154% due 12/05/2008	73,500	73,038
3.236% due 05/09/2008	9,350	9,349
3.346% due 05/10/2010	31,655	29,243
3.350% due 11/16/2009	63,479	60,605
3.506% due 06/01/2016	10,000	8,246
3.954% due 10/21/2009	72,100	69,614
4.250% due 06/15/2008	250	250
4.508% due 01/15/2014	15,000	13,261
4.750% due 05/15/2009	4,000	4,000
7.000% due 05/15/2012	315	327
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	185,844
6.500% due 09/15/2037	104,000	98,972
7.500% due 07/15/2009	33,000	34,190
IBM International Group Capital LLC
3.646% due 07/29/2009	88,000	88,259
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,043
Inter-American Development Bank
7.375% due 01/15/2010	350	382
International Lease Finance Corp.
3.312% due 05/24/2010	43,180	40,893
4.234% due 04/20/2009	6,500	6,361
4.658% due 01/15/2010	34,630	33,214
4.750% due 07/01/2009	900	898
4.875% due 09/01/2010	160	159
5.059% due 07/11/2011	50,000	44,617
5.250% due 01/10/2013	15,000	14,708
5.300% due 04/15/2008	200	200
5.350% due 03/01/2012	20,000	19,721
5.400% due 02/15/2012	20,000	19,755
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	7,406
5.950% due 10/15/2013	10,000	7,308
Jenkins-Empire Associates
6.840% due 08/01/2008	209	208
John Deere Capital Corp.
3.116% due 09/01/2009	25,000	24,891
4.308% due 04/15/2008	114,360	114,407
4.308% due 07/15/2008	1,000	1,000
4.500% due 08/25/2008	5,100	5,125
5.650% due 07/25/2011	9,000	9,544
7.000% due 03/15/2012	175	194
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012	600	618
JPMorgan Chase & Co.
2.649% due 12/22/2008	15,200	15,146
2.679% due 06/25/2010	1,300	1,268
3.170% due 03/09/2009	10,000	9,935
4.500% due 01/15/2012	4,000	4,047
4.875% due 03/15/2014	645	632
4.919% due 10/02/2009	52,700	52,141
5.250% due 05/01/2015	700	697
5.750% due 01/02/2013	45	47
6.000% due 01/15/2018	147,320	154,027
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	331,535
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	64
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	33,000
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	23,972
Keycorp
2.706% due 05/26/2009	55,800	55,705
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	251
4.875% due 01/17/2017	50	54
Landsbanki Islands HF
3.792% due 08/25/2009	18,000	16,326
6.100% due 08/25/2011	10,000	8,746
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	190
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	478,200	464,982
2.728% due 11/24/2008	8,000	7,801
2.788% due 04/03/2009	166,080	158,371
2.809% due 12/23/2010	100	85
3.115% due 05/29/2008	59,600	59,247
3.170% due 08/21/2009	101,000	96,757
3.170% due 11/16/2009	25,870	24,697
3.232% due 05/25/2010	48,400	43,325
3.938% due 01/23/2009	108,600	104,274
3.950% due 11/10/2009	100	95
3.984% due 10/22/2008	28,100	27,367
4.000% due 04/16/2019	90	88
5.625% due 01/24/2013	141,970	138,247
5.750% due 01/03/2017	200	181
6.200% due 09/26/2014	49,670	49,068
7.875% due 11/01/2009	65	66
Longpoint Re Ltd.
8.050% due 05/08/2010	87,500	88,703
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,736
10.375% due 10/15/2017 (e)	4,500	4,691
11.625% due 10/15/2017	6,000	6,030
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	121
MBNA Capital B
4.039% due 02/01/2027	7,000	5,859
MBNA Corp.
3.525% due 05/05/2008	10,000	10,008
6.125% due 03/01/2013	100	107
Mellon Bank N.A.
4.750% due 12/15/2014	50	49
Mellon Funding Corp.
5.000% due 12/01/2014	100	95
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	99,900	99,230
2.696% due 06/26/2009	5,000	4,906
2.900% due 06/16/2008	86,655	86,528
2.928% due 06/16/2008	75,000	74,888
3.158% due 08/14/2009	16,750	16,412
3.166% due 06/30/2008	6,300	6,227
3.168% due 08/22/2008	102,575	102,306
3.334% due 10/27/2008	82,000	81,606
3.341% due 01/30/2009	50,000	49,395
3.395% due 02/06/2009	78,400	77,534
4.250% due 02/08/2010	2,000	1,954
5.000% due 01/15/2015	200	186
6.050% due 08/15/2012	448,500	456,120
6.220% due 09/15/2026	115	97
6.400% due 08/28/2017	168,800	166,980
6.750% due 06/01/2028	115	99
MetLife, Inc.
5.375% due 12/15/2012	200	209
6.400% due 12/15/2036	69,900	55,717
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,498
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	199

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Morgan Stanley
3.206% due 02/09/2009	$119,785	$118,444
3.361% due 04/25/2008	49,970	49,966
3.468% due 05/14/2008	85,800	85,619
3.625% due 04/01/2008	500	500
4.134% due 01/22/2009	302,300	296,867
4.201% due 01/18/2011	600	561
4.250% due 05/15/2010	2,500	2,466
4.348% due 01/15/2010	49,700	47,536
4.401% due 10/18/2016	60,000	54,138
4.738% due 10/15/2015	10,000	8,110
4.750% due 04/01/2014	460	428
5.375% due 10/15/2015	500	475
5.625% due 01/09/2012	1,000	1,009
5.750% due 08/31/2012	370,000	377,208
6.250% due 08/28/2017	200	199
6.250% due 08/09/2026	225	200
6.750% due 04/15/2011	200	210
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	26,778
Mystic Re Ltd.
9.390% due 12/05/2008	4,250	4,214
12.090% due 12/05/2008	32,100	31,795
13.090% due 06/07/2011	12,200	12,596
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,184
National Australia Bank Ltd.
2.769% due 06/19/2017	75,000	70,067
2.899% due 06/23/2014	25,250	24,736
2.926% due 06/29/2016	10,000	9,376
2.979% due 09/11/2009	300	300
3.578% due 02/08/2010	15,900	15,908
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	152
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,586
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	29,581
ORIX Corp.
5.480% due 11/22/2011	20,000	19,389
Osiris Capital PLC
7.108% due 01/15/2010	12,600	12,527
Petroleum Export Ltd.
5.265% due 06/15/2011	23,947	24,044
Phoenix Quake Ltd.
5.148% due 07/03/2008	36,600	36,600
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	36,600	36,607
Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	13,700	13,510
PMI Group, Inc.
6.000% due 09/15/2016	24,200	19,910
PNC Funding Corp.
5.125% due 12/14/2010	150	152
Popular North America, Inc.
5.046% due 04/06/2009	25,000	24,377
Pricoa Global Funding I
2.981% due 09/12/2008	30,000	29,999
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	100
Progressive Corp.
6.700% due 06/15/2037	200	178
Prudential Financial, Inc.
3.018% due 06/13/2008	11,030	11,019
3.750% due 05/01/2008	150	150
6.000% due 12/01/2017	40,000	40,419
6.100% due 06/15/2017	100	103
6.625% due 12/01/2037	5,400	5,351
Rabobank Capital Funding II
5.260% due 12/29/2049	11,120	9,562
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	100
Rabobank Nederland
4.278% due 01/15/2009	81,200	81,168
4.646% due 04/06/2009	7,650	7,643
RBS Capital Trust I
4.709% due 12/29/2049	500	422
Regions Financial Corp.
6.375% due 05/15/2012	125	127
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,516
Residential Reinsurance 2007 Ltd.
9.076% due 06/07/2010	12,500	12,619
10.326% due 06/07/2010	12,500	12,733
10.826% due 06/07/2010	12,500	12,738
13.326% due 06/07/2010	1,500	1,535
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	31,594
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	149
Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,100	2,101
Royal Bank of Canada
3.875% due 05/04/2009	50	51
5.650% due 07/20/2011	125	131
Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	38,000	37,940
4.452% due 04/11/2008	200,200	200,208
5.000% due 10/01/2014	200	199
6.990% due 10/29/2049	91,500	77,827
7.640% due 03/31/2049	83,100	71,702
7.648% due 08/29/2049	10,195	9,758
9.118% due 03/31/2049	88,400	89,238
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	184,935
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	107,680	107,392
3.024% due 11/20/2008	80,300	80,061
3.074% due 11/20/2009	160,000	158,341
3.205% due 02/06/2009	92,600	92,251
3.954% due 10/21/2008	43,100	43,004
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,947
5.100% due 06/15/2015	200	184
5.600% due 09/01/2011	5,000	5,011
SLM Corp.
2.940% due 12/15/2008	10,000	9,639
3.000% due 03/15/2011	60,000	48,463
3.471% due 07/27/2009	173,690	146,176
3.531% due 01/26/2009	115,250	103,210
3.541% due 07/25/2008	140,965	138,560
3.561% due 10/25/2011	10,000	7,411
4.000% due 01/15/2009	10,500	9,457
4.000% due 01/15/2010	6,500	5,466
5.375% due 01/15/2013	12,920	9,915
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	95,232
Spinnaker Capital Ltd.
14.300% due 06/15/2008	22,200	22,546
State Street Capital Trust III
8.250% due 12/29/2049	300	297
State Street Capital Trust IV
3.800% due 06/15/2037	30,700	23,106
State Street Corp.
7.650% due 06/15/2010	175	189
Suntrust Bank
6.375% due 04/01/2011	200	208
Svensk ExportKredit AB
4.875% due 09/29/2011	125	133
5.125% due 03/01/2017	75	80
Textron Financial Corp.
3.252% due 11/07/2008	16,500	16,496
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,089
7.500% due 03/13/2013	50,000	48,938
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,606
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	516
5.500% due 12/15/2008	100	101
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	24,515
Travelers Cos., Inc.
6.250% due 06/15/2037	125	116
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	72
6.375% due 03/15/2033	33	32
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	1,031
U.S. Bancorp
2.708% due 04/28/2009	50,000	49,727
4.500% due 07/29/2010	150	156
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,254
UBS AG
5.875% due 12/20/2017	143,300	146,849
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	109
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	58,552
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	7,627
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	16,758
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,236
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	98,900	98,810
Unilever Capital Corp.
7.125% due 11/01/2010	100	110
USB Capital IX
6.189% due 04/15/2049	30,600	22,735
USB Realty Corp.
6.091% due 12/22/2049	38,000	24,721
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,753
VTB Capital S.A.
3.839% due 08/01/2008	800	792

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Wachovia Bank N.A.
2.639% due 03/23/2009	$155,450	$154,022
2.645% due 06/27/2008	100,000	99,800
3.092% due 02/23/2009	90,900	90,373
3.146% due 12/02/2010	125,000	119,391
3.152% due 05/25/2010	21,100	20,369
4.875% due 02/01/2015	300	284
6.600% due 01/15/2038	10,000	9,294
Wachovia Corp.
2.920% due 03/15/2011	36,600	34,411
3.126% due 12/01/2009	165,620	161,259
3.226% due 06/01/2010	17,600	16,912
3.301% due 10/28/2008	81,945	81,485
5.625% due 10/15/2016	71,600	68,468
5.750% due 02/01/2018	396,720	389,588
Wells Fargo & Co.
2.659% due 03/23/2010	100,150	98,567
2.900% due 09/15/2009	92,130	89,813
4.375% due 01/31/2013	100,000	99,638
4.477% due 01/12/2011	10,000	9,799
5.000% due 11/15/2014	100	101
5.125% due 09/01/2012	300	310
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	29,312
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	9,403
Westpac Banking Corp.
3.040% due 06/06/2008	123,900	123,882
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,090
Wilmington Trust Co.
10.500% due 07/01/2008 (r)	99	99
World Savings Bank FSB
2.890% due 09/14/2009	45,985	46,055
4.125% due 12/15/2009	100	102
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	9,450
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,556
5.800% due 11/15/2016	100	97

		24,858,920

Industrials 4.0%

America West Airlines, Inc.
6.870% due 01/02/2017	1,342	1,304
American Airlines, Inc.
6.978% due 10/01/2012	12,756	12,612
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,394
Amgen, Inc.
3.170% due 11/28/2008	407,190	406,790
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	9,429
Apache Corp.
7.950% due 04/15/2026	150	178
AstraZeneca PLC
5.900% due 09/15/2017	69,000	73,096
6.450% due 09/15/2037	73,800	79,479
Atlantic Richfield Co.
5.900% due 04/15/2009	100	103
AutoZone, Inc.
4.750% due 11/15/2010	200	199
5.500% due 11/15/2015	10,050	9,683
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,262
Baker Hughes, Inc.
6.875% due 01/15/2029	100	111
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	145
Boeing Co.
8.750% due 08/15/2021	50	67
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,800
BP Canada Finance Co.
3.625% due 01/15/2009	500	504
Canadian National Railway Co.
6.250% due 08/01/2034	100	97
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	20,000	19,251
6.500% due 02/15/2037	25,000	24,817
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	13,091
Caterpillar, Inc.
5.700% due 08/15/2016	100	105
6.050% due 08/15/2036	100	103
7.250% due 09/15/2009	200	212
CBS Corp.
5.625% due 08/15/2012	15,000	14,654
Cisco Systems, Inc.
3.158% due 02/20/2009	73,800	73,816
5.250% due 02/22/2011	500	523
5.500% due 02/22/2016	100	104
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	12,635
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	157,170	170,860
CODELCO, Inc.
6.150% due 10/24/2036	23,100	23,235
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	162
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	334
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	426
Comcast Corp.
4.677% due 07/14/2009	7,800	7,592
5.300% due 01/15/2014	26,500	26,045
5.850% due 01/15/2010	420	432
5.850% due 11/15/2015	325	321
5.900% due 03/15/2016	5,000	4,969
6.450% due 03/15/2037	22,000	20,802
7.050% due 03/15/2033	125	128
ConocoPhillips
5.900% due 10/15/2032	300	308
ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	164,996	164,588
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	8,999
6.820% due 05/01/2018	4,968	4,724
7.056% due 09/15/2009	40,459	40,307
7.487% due 10/02/2010	1,215	1,205
7.707% due 04/02/2021	2,836	2,845
Costco Wholesale Corp.
5.500% due 03/15/2017	100	104
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,838
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,361
CSX Corp.
6.750% due 03/15/2011	10,000	10,576
CVS Caremark Corp.
3.376% due 06/01/2010	116,200	113,003
5.750% due 08/15/2011	16,000	16,767
Daimler Finance North America LLC
3.218% due 03/13/2009	300	296
3.298% due 03/13/2009	112,550	111,103
3.562% due 08/03/2009	10,000	9,848
3.769% due 10/31/2008	10,928	10,898
4.875% due 06/15/2010	10,000	10,071
5.750% due 09/08/2011	25,000	25,570
5.875% due 03/15/2011	20,000	20,480
Dell, Inc.
6.550% due 04/15/2008	80	80
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	181
5.000% due 01/15/2013	300	313
5.250% due 12/15/2016	10,000	10,121
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	22,555
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,220
El Paso Corp.
6.375% due 02/01/2009	30,230	30,593
6.500% due 06/01/2008	58,832	59,250
6.750% due 05/15/2009	134,820	137,268
7.000% due 05/15/2011	12,000	12,257
7.000% due 06/15/2017	10,000	10,339
7.625% due 09/01/2008	38,486	39,044
7.750% due 06/15/2010	16,500	17,295
7.750% due 01/15/2032	92,000	94,968
7.800% due 08/01/2031	11,300	11,661
7.875% due 06/15/2012	20,700	21,749
8.050% due 10/15/2030	9,700	10,182
9.625% due 05/15/2012	12,700	13,815
10.750% due 10/01/2010	24,700	27,454
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,238
Emerson Electric Co.
4.500% due 05/01/2013	95	97
Enbridge, Inc.
4.900% due 03/01/2015	50	48
EnCana Corp.
6.300% due 11/01/2011	10,000	10,645
Enterprise Products Operating LP
4.950% due 06/01/2010	50	51
7.500% due 02/01/2011	10,000	10,759
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,212
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,271
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	34,874
7.288% due 08/16/2037	43,000	39,437
Genentech, Inc.
4.750% due 07/15/2015	100	101
General Dynamics Corp.
4.500% due 08/15/2010	100	103

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
General Electric Co.
3.030% due 12/09/2008	$117,775	$117,837
5.250% due 12/06/2017	28,700	28,736
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,502
General Motors Corp.
6.375% due 05/01/2008	5,675	5,632
8.100% due 06/15/2024	2,000	1,400
8.250% due 07/15/2023	5,000	3,525
8.800% due 03/01/2021	15,000	11,437
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,366
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	100
Hess Corp.
6.650% due 08/15/2011	200	216
Hewlett-Packard Co.
6.500% due 07/01/2012	175	191
HJ Heinz Co.
6.428% due 12/01/2020	39,600	40,277
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,131
Home Depot, Inc.
2.925% due 12/16/2009	4,300	4,102
4.625% due 08/15/2010	215	216
Honeywell International, Inc.
2.928% due 03/13/2009	48,600	48,582
6.125% due 11/01/2011	575	624
International Business Machines Corp.
5.375% due 02/01/2009	350	357
International Paper Co.
4.000% due 04/01/2010	10,000	9,837
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,815
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	306
Johnson & Johnson
6.950% due 09/01/2029	100	119
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	20,427
Kellogg Co.
5.125% due 12/03/2012	300	311
6.600% due 04/01/2011	10,000	10,796
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,768
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	25,667
6.950% due 01/15/2038	25,000	24,610
Kraft Foods, Inc.
4.125% due 11/12/2009	100	100
5.625% due 11/01/2011	20,000	20,412
6.125% due 02/01/2018	148,500	148,786
6.250% due 06/01/2012	10,000	10,427
6.875% due 02/01/2038	63,300	62,488
Kroger Co.
5.500% due 02/01/2013	5,000	5,178
Lennar Corp.
5.950% due 10/17/2011	9,000	7,650
Loews Corp.
5.250% due 03/15/2016	30,000	30,063
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	101
5.500% due 10/15/2035	50	43
Macys Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,833
Mandalay Resort Group
6.500% due 07/31/2009	34,769	34,812
9.500% due 08/01/2008	27,350	27,487
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,680
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,448
Masco Corp.
5.875% due 07/15/2012	5,000	5,047
7.125% due 08/15/2013	10,000	10,087
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,922
Maytag Corp.
5.000% due 05/15/2015	10,000	9,927
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (r)	139	139
Mazda Motor Corp.
10.500% due 07/01/2008 (r)	16	16
McDonald’s Corp.
5.300% due 03/15/2017	125	128
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,103
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,965
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,109
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,775
Norfolk Southern Corp.
6.750% due 02/15/2011	150	162
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,270
NSTAR
8.000% due 02/15/2010	100	108
Nucor Corp.
6.400% due 12/01/2037	600	608
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,560
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,132
6.850% due 10/15/2037	29,800	29,590
Oracle Corp.
5.000% due 01/15/2011	200	205
Packaging Corp. of America
5.750% due 08/01/2013	10,000	10,097
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	56	57
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,779
Peabody Energy Corp.
7.375% due 11/01/2016	18,400	19,136
7.875% due 11/01/2026	22,500	22,444
Pemex Project Funding Master Trust
6.625% due 06/15/2035	46,000	47,847
7.875% due 02/01/2009	3,055	3,180
9.125% due 10/13/2010	25	28
9.375% due 12/02/2008	26,065	27,238
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	116
Pfizer, Inc.
4.650% due 03/01/2018	150	148
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,565
Praxair, Inc.
6.375% due 04/01/2012	200	217
Procter & Gamble Co.
6.875% due 09/15/2009	100	106
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,389
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,400
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,943
Reynolds American, Inc.
3.500% due 06/15/2011	45,900	43,146
6.750% due 06/15/2017	100	102
7.250% due 06/01/2013	80,000	85,169
7.625% due 06/01/2016	3,000	3,172
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	18,900
Rohm & Haas Co.
6.000% due 09/15/2017	110,100	112,041
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,176
Ryland Group, Inc.
5.375% due 06/01/2008	833	833
SABMiller PLC
5.531% due 07/01/2009	25,000	25,080
Safeway, Inc.
3.005% due 03/27/2009	13,000	12,817
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,313
Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	96,200	96,299
Sonat, Inc.
7.625% due 07/15/2011	23,220	24,123
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	15,734	16,946
Target Corp.
5.125% due 01/15/2013	700	719
5.400% due 10/01/2008	200	202
5.875% due 03/01/2012	175	184
7.000% due 01/15/2038	151,500	156,215
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,824
Texaco Capital, Inc.
5.500% due 01/15/2009	175	178
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	98
Time Warner, Inc.
3.300% due 11/13/2009	102,478	98,166
5.875% due 11/15/2016	2,000	1,906
6.500% due 11/15/2036	20,000	18,410
6.875% due 05/01/2012	350	362
7.625% due 04/15/2031	120	126
Transocean, Inc.
3.214% due 09/05/2008	15,980	15,902
6.625% due 04/15/2011	5,330	5,709
Union Pacific Corp.
5.700% due 08/15/2018	900	897
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	142	136

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
United Airlines, Inc.
6.071% due 03/01/2013	$1,839	$1,821
6.201% due 09/01/2008	3,977	3,937
6.602% due 03/01/2015	2,536	2,524
7.730% due 01/01/2012	29,009	28,719
8.030% due 01/01/2013 (a)	465	526
9.060% due 06/17/2015 (a)	3,580	44
9.200% due 03/22/2008 (a)	2,798	1,413
9.210% due 01/21/2017 (a)	8,980	45
10.020% due 03/22/2014 (a)	9,746	4,593
10.125% due 03/22/2015 (a)	12,104	6,279
10.360% due 11/13/2012 (a)	3,776	44
10.850% due 07/05/2014 (a)	34,111	3
10.850% due 02/19/2015 (a)	2,648	1,301
11.080% due 05/27/2024 (a)(r)	5,427	8
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	44,023
4.875% due 04/01/2013	175	173
6.000% due 02/15/2018	100,000	98,203
United Parcel Service, Inc.
4.250% due 11/15/2012	600	600
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	9,100
United Technologies Corp.
3.146% due 06/01/2009	107,000	106,651
6.100% due 05/15/2012	150	162
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	39,848
6.875% due 11/21/2036	39,800	39,042
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,377
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	103
5.250% due 09/01/2035	1,850	1,643
5.800% due 02/15/2018	48,500	50,963
6.500% due 08/15/2037	41,800	44,038
Walt Disney Co.
3.090% due 09/10/2009	44,390	44,330
Waste Management, Inc.
7.125% due 12/15/2017	1,800	2,004
7.375% due 08/01/2010	100	105
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,120
6.375% due 01/15/2012	10,360	11,041
Weyerhaeuser Co.
3.599% due 09/24/2009	2,300	2,268
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,588
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,729
Wyeth
5.500% due 03/15/2013	10,000	10,605
5.950% due 04/01/2037	250	245
Xerox Corp.
3.514% due 12/18/2009	1,200	1,183
9.750% due 01/15/2009	27,950	29,048
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,016

		5,052,853

Utilities 1.7%

Alabama Power Co.
3.125% due 05/01/2008	200	200
3.282% due 08/25/2009	17,000	16,941
5.500% due 10/15/2017	250	257
AT&T Corp.
7.300% due 11/15/2011	1,100	1,193
AT&T Mobility LLC
6.500% due 12/15/2011	80	85
AT&T, Inc.
3.155% due 05/15/2008	71,100	71,126
3.195% due 02/05/2010	113,570	112,554
3.278% due 11/14/2008	16,400	16,404
4.125% due 09/15/2009	250	252
4.950% due 01/15/2013	172,290	173,129
5.100% due 09/15/2014	525	522
5.500% due 02/01/2018	168,000	164,865
6.300% due 01/15/2038	117,600	114,114
6.450% due 06/15/2034	100	98
6.500% due 09/01/2037	307,300	305,045
BellSouth Corp.
3.165% due 08/15/2008	98,950	98,832
4.200% due 09/15/2009	5,000	5,036
4.240% due 04/26/2021	160,300	160,396
5.200% due 09/15/2014	26,000	25,999
6.550% due 06/15/2034	20,000	19,712
British Telecommunications PLC
8.625% due 12/15/2010	200	220
9.125% due 12/15/2030	250	311
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	10,016
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	102
7.500% due 09/01/2010	20,000	21,815
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	50
Deutsche Telekom International Finance BV
2.779% due 03/23/2009	15,100	14,909
3.875% due 07/22/2008	29,459	29,482
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	15,011
5.700% due 09/17/2012	100	105
DPL, Inc.
8.000% due 03/31/2009	28,000	29,212
Edison Mission Energy
7.200% due 05/15/2019	900	893
Enel Finance International S.A.
5.700% due 01/15/2013	300	311
Entergy Gulf States, Inc.
3.476% due 12/01/2009	15,000	14,687
3.740% due 12/08/2008	28,040	28,117
5.700% due 06/01/2015	50	49
Exelon Corp.
4.900% due 06/15/2015	10,000	9,543
6.750% due 05/01/2011	200	211
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,479
Florida Power Corp.
3.468% due 11/14/2008	8,000	7,995
France Telecom S.A.
7.750% due 03/01/2011	970	1,053
Georgia Power Co.
3.245% due 02/17/2009	14,550	14,552
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	50,858	53,782
KT Corp.
4.875% due 07/15/2015	100	95
MidAmerican Energy Co.
4.650% due 10/01/2014	100	99
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,290
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	280
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	172,121
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	127
NiSource Finance Corp.
3.662% due 11/23/2009	30,100	29,230
6.150% due 03/01/2013	12,000	12,422
Ohio Edison Co.
4.000% due 05/01/2008	150	150
5.450% due 05/01/2015	350	343
Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	50	51
Peco Energy Co.
5.950% due 10/01/2036	50	48
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,837
6.400% due 11/01/2011	15,000	15,416
Progress Energy, Inc.
4.708% due 01/15/2010	400	399
7.100% due 03/01/2011	23	25
PSEG Power LLC
5.000% due 04/01/2014	400	390
5.500% due 12/01/2015	8,000	7,950
6.950% due 06/01/2012	172	184
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	48
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,588
7.250% due 02/15/2011	15,500	14,803
Qwest Corp.
5.625% due 11/15/2008	59,710	59,710
6.050% due 06/15/2013	2,800	2,534
7.200% due 11/10/2026	2,150	1,822
7.500% due 06/15/2023	6,850	6,011
7.625% due 06/15/2015	1,700	1,666
7.875% due 09/01/2011	100	100
8.875% due 03/15/2012	26,725	27,393
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	19	19
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	56,693
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	37,121
Southern California Gas Co.
5.750% due 11/15/2035	75	73
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,952
Sprint Nextel Corp.
3.071% due 06/28/2010	100	85
United Telecom, Inc.
6.890% due 07/01/2008 (r)	700	695
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (r)	2,760	2,742

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Verizon Global Funding Corp.
6.875% due 06/15/2012	$150	$162
7.250% due 12/01/2010	1,000	1,075
7.375% due 09/01/2012	235	258
7.750% due 12/01/2030	325	354
Verizon New England, Inc.
6.500% due 09/15/2011	300	314
Verizon North, Inc.
5.604% due 01/01/2022	3,000	3,106
5.634% due 01/01/2021	3,000	3,122
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	252
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	487
Virginia Electric and Power Co.
6.350% due 11/30/2037	25,500	26,168
Vodafone Group PLC
3.369% due 02/27/2012	40,000	36,252
5.625% due 02/27/2017	50	49

		2,166,776

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549

MUNICIPAL BONDS & NOTES 1.2%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.000% due 02/01/2037	16,670	15,254
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
6.000% due 05/01/2026	4,880	5,114
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
6.000% due 07/01/2024	16,235	16,004
6.000% due 08/01/2031	7,735	7,669
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
6.000% due 01/01/2028	13,735	11,619
Austin Trust Various States General Obligation Bonds, Series 2008
5.500% due 06/01/2034	13,225	10,313
6.000% due 06/01/2032	9,590	7,960
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037	3,335	3,183
Austin Trust Various States Revenue Bonds, Series 2007
5.000% due 06/15/2038	44,345	43,514
6.538% due 10/01/2037	3,335	2,848
Austin Trust Various States Revenue Bonds, Series 2008
6.000% due 11/01/2027	10,000	10,244
6.000% due 08/15/2030	4,400	3,974
6.000% due 06/15/2037	9,900	9,716
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
9.140% due 05/15/2035	1,955	1,869
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,516
6.375% due 06/01/2032	7,300	7,332
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,904
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	3,891
California State Department of Water Resources Revenue Bonds, Series 2000
7.640% due 12/01/2029	2,500	2,531
California State Educational Facilities Authority Revenue Notes, Series 2008
9.103% due 10/01/2015	8,500	7,258
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	97,500	89,611
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	5,800	5,704
5.000% due 11/01/2032	63,130	62,075
5.000% due 06/01/2037	27,200	26,506
5.000% due 11/01/2037	52,500	51,153
California State Tobacco Securitization Authority Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,914
6.125% due 06/01/2038	2,000	1,927
6.125% due 06/01/2043	2,000	1,923
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
0.000% due 06/01/2027 (g)	10,000	9,161
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	5,103
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	6,444
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.246% due 01/01/2014	7,810	5,668
9.248% due 01/01/2014	8,310	6,600
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	38,200	37,400
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.807% due 11/01/2013	2,830	2,266
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.190% due 02/01/2034 (c)	4,550	3,217
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
8.380% due 11/15/2013	3,765	3,330
8.384% due 11/15/2013	6,680	6,217
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026	11,000	10,448
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
9.247% due 02/15/2014	4,335	3,905
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,342
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
9.940% due 06/01/2037 (c)	5,575	4,315
Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2027	8,225	8,362
5.000% due 06/01/2028	6,135	6,203
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2002
0.000% due 08/15/2032	12,190	3,114
0.000% due 08/15/2034	5,265	1,187
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
9.390% due 10/01/2036	2,275	1,821
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	15,300	12,723
5.125% due 06/01/2047	12,000	9,536
7.290% due 06/01/2047	12,500	7,367
8.540% due 06/01/2047	30,400	23,365
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
9.099% due 10/01/2014	5,270	4,733
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
9.860% due 11/15/2015	3,330	3,106
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,763
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
7.610% due 07/01/2033	1,195	1,196
7.610% due 12/01/2033	5,000	4,999
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	13,890
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,636
4.750% due 01/15/2028	2,000	1,928
Indiana State University Revenue Notes, Series 2008
9.856% due 12/15/2015	5,965	5,799
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	58,830	57,653
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
9.101% due 08/15/2015	5,335	4,774
King County, Washington General Obligation Notes, Series 2008
9.103% due 01/01/2016	15,200	11,938
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	16,750	16,283
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,119
5.000% due 02/01/2033	8,300	8,229
5.000% due 02/01/2035	9,150	9,043
5.000% due 02/01/2036	9,605	9,491
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	17,085

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	$26,800	$26,818
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	11,900	11,735
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
9.229% due 07/01/2013	5,900	4,826
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
9.250% due 07/01/2023 (c)	6,800	6,832
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
9.250% due 07/01/2025 (c)	11,400	10,502
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	560	521
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
7.570% due 08/01/2034	5,000	4,970
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	38,088
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
9.150% due 07/01/2030	3,335	3,255
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	1,770
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	13,200	11,149
5.000% due 06/01/2041	2,520	2,031
6.920% due 06/01/2041	13,170	8,061
8.770% due 05/15/2039	9,375	8,076
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
9.101% due 06/15/2015	6,800	5,796
9.860% due 12/15/2013	3,330	3,251
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
4.750% due 11/01/2028	7,000	6,874
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	19,500	18,546
New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 06/15/2025	9,700	9,935
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	197
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
9.615% due 09/01/2014	5,830	5,446
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
7.560% due 02/15/2035	4,022	3,975
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.000% due 06/01/2047	37,625	28,680
5.875% due 06/01/2030	13,700	12,669
8.520% due 06/01/2034	5,000	3,956
8.770% due 06/01/2047	148,075	112,872
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	7,375	7,059
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
9.228% due 07/15/2013	6,375	5,340
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	2,030
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,681
San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	57,390	55,430
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,371
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (r)	31,105	36,641
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	25,840	20,873
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	140	139
Texas State General Obligation Notes, Series 2008
9.103% due 10/01/2015	51,805	44,067
9.107% due 10/01/2013	4,930	4,259
9.852% due 04/01/2015	19,970	19,157
9.855% due 04/01/2015	8,330	8,118
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	386
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,456
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,159
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,728
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,919
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	161,695	154,356

Total Municipal Bonds & Notes (Cost $1,592,391)		1,524,285

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060

Total Commodity Index-Linked Notes (Cost $297,000)		295,060

U.S. GOVERNMENT AGENCIES 66.8%

Fannie Mae
0.000% due 05/21/2008	4,300	4,289
0.000% due 04/25/2018 - 08/25/2023 (d)	37	33
0.950% due 03/25/2009 (b)	420	2
1.000% due 09/25/2023	4	4
2.719% due 03/25/2034	25	24
2.729% due 03/25/2036	20,966	20,746
2.749% due 08/25/2034	200	194
2.799% due 10/27/2037	81,600	77,301
2.849% due 06/25/2044	19	19
2.949% due 07/25/2021 - 05/25/2042	5,387	5,290
2.999% due 06/25/2029 - 05/25/2031	708	685
3.000% due 01/25/2025	123	122
3.049% due 10/25/2030	126	128
3.099% due 03/25/2017 - 08/25/2030	2,513	2,486
3.175% due 06/25/2018 - 04/18/2028	198	195
3.199% due 05/25/2030	762	762
3.225% due 10/18/2030	1,483	1,462
3.249% due 05/25/2030	762	762
3.499% due 04/25/2032	65	66
3.500% due 02/25/2013 - 09/25/2016	247	247
3.875% due 08/01/2033	49	50
4.000% due 02/25/2009 - 09/01/2020	3,098	3,039
4.236% due 03/01/2034	10,773	10,941
4.250% due 04/25/2028	87	87
4.380% due 03/01/2034	16,951	16,918
4.386% due 11/01/2034	4,929	4,988
4.442% due 09/01/2035	345	350
4.471% due 05/01/2035	53,874	54,617
4.479% due 07/01/2035	5,866	5,908
4.493% due 07/01/2035	7,946	8,023
4.494% due 08/01/2035	12,716	12,851
4.500% due 10/01/2010 - 12/01/2035	10,303	10,320
4.504% due 05/01/2035	6,949	6,963
4.539% due 06/01/2035	4,217	4,243
4.620% due 05/01/2009	35	35
4.638% due 02/01/2035	5,241	5,311
4.656% due 07/01/2033	47	48
4.662% due 11/01/2035	32,175	32,514
4.668% due 05/25/2035	46,500	46,817
4.669% due 01/01/2035	496	502
4.674% due 05/01/2035 - 11/01/2035	44,598	45,140
4.680% due 12/01/2012	369	373
4.684% due 09/01/2035	3,335	3,384
4.692% due 02/01/2035	6,238	6,316
4.694% due 06/01/2035	22,521	22,648
4.705% due 12/01/2034	536	542
4.707% due 09/01/2035	23,210	23,328
4.712% due 06/01/2035	5,103	5,202
4.722% due 09/01/2035	16,403	16,493
4.733% due 08/01/2035	6,660	6,763
4.747% due 11/01/2034 - 03/01/2035	5,167	5,237
4.798% due 11/01/2035	19,801	20,049

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
4.825% due 09/01/2034	$35,091	$35,024
4.835% due 06/01/2035	331	336
4.850% due 06/01/2015	272	279
4.861% due 01/01/2035	19,309	19,456
4.870% due 05/01/2013	130	132
4.882% due 02/01/2035	10,653	10,767
4.883% due 01/01/2035	22,278	22,467
4.913% due 07/01/2035	5,423	5,555
4.940% due 01/01/2035	25,627	25,859
4.989% due 06/01/2035	1,587	1,621
5.000% due 03/01/2009 - 05/01/2038	13,074,657	13,020,487
5.000% due 10/01/2035 - 03/01/2036 (m)	2,888,354	2,863,418
5.096% due 07/01/2035	5,044	5,205
5.295% due 09/01/2035	78	78
5.310% due 08/25/2033	4,400	4,571
5.322% due 09/01/2017	790	790
5.370% due 08/25/2043	3,000	2,959
5.375% due 03/01/2023	86	88
5.422% due 02/01/2028 - 01/01/2036	158	160
5.483% due 03/01/2033	176	176
5.489% due 09/01/2024	204	205
5.500% due 05/01/2008 - 05/01/2038	37,049,635	37,463,077
5.500% due 05/01/2034 - 01/01/2036 (m)	4,332,355	4,405,238
5.500% due 02/01/2035 (k)	286,152	289,846
5.515% due 11/01/2024	2,460	2,487
5.545% due 01/01/2018	118	119
5.567% due 02/01/2021	140	144
5.625% due 01/01/2020	12	12
5.689% due 04/01/2027	44	45
5.690% due 09/01/2021	15	15
5.709% due 07/01/2034	558	565
5.722% due 07/01/2042 - 10/01/2044	53,286	53,128
5.723% due 12/01/2044	9,392	9,472
5.730% due 05/01/2021	18	19
5.750% due 12/20/2027	1,394	1,407
5.772% due 09/01/2041	66	65
5.825% due 10/01/2020	33	33
5.895% due 12/01/2018	102	102
5.919% due 02/01/2012	71	75
5.922% due 10/01/2030 - 10/01/2040	5,489	5,480
5.930% due 06/01/2022	37	39
5.960% due 04/01/2018	180	185
5.970% due 07/01/2019	14	15
5.973% due 09/01/2034	1,013	1,024
5.975% due 02/25/2023 (b)	58	0
5.980% due 11/01/2011	126	133
5.990% due 02/01/2026	76	78
6.000% due 02/01/2009 - 10/25/2044	14,970,923	15,356,000
6.002% due 01/01/2021	22	22
6.006% due 12/01/2017 - 02/01/2020	872	905
6.021% due 08/01/2027	1,586	1,605
6.024% due 02/01/2024	70	72
6.066% due 02/01/2035	8,981	9,031
6.070% due 12/01/2017 - 02/01/2028	805	814
6.080% due 07/01/2032	145	150
6.089% due 09/01/2019 - 12/01/2036	1,305	1,321
6.139% due 05/01/2030	13	13
6.154% due 12/01/2008	22	22
6.188% due 03/01/2023	444	455
6.189% due 10/01/2034	4,393	4,424
6.196% due 01/01/2020	779	787
6.200% due 12/01/2034	2,829	2,852
6.203% due 11/01/2034	2,798	2,827
6.227% due 10/01/2027	257	271
6.250% due 02/25/2029	1,960	2,090
6.276% due 10/01/2034	8,146	8,267
6.290% due 02/25/2029	500	539
6.300% due 10/17/2038	17,385	17,451
6.303% due 10/01/2024	31	31
6.315% due 11/01/2023 - 12/01/2023	365	374
6.320% due 10/01/2013	1,857	1,878
6.321% due 07/01/2024	160	164
6.340% due 07/01/2021	44	46
6.361% due 05/01/2023	344	355
6.371% due 01/01/2024	114	117
6.378% due 11/01/2025	215	221
6.390% due 05/25/2036	23,286	24,786
6.398% due 12/01/2023	20	21
6.403% due 12/01/2033	952	970
6.409% due 07/01/2019	91	92
6.412% due 02/01/2022	202	203
6.421% due 12/01/2020	611	620
6.438% due 03/01/2019	935	947
6.450% due 12/01/2023	82	84
6.480% due 01/01/2011	71	75
6.500% due 06/01/2008 - 06/25/2044	484,389	507,145
6.500% due 09/25/2008 - 10/25/2022 (b)	10	0
6.507% due 03/01/2025	941	960
6.514% due 09/01/2022	167	170
6.520% due 08/01/2022	1,281	1,336
6.539% due 03/01/2023	869	899
6.540% due 09/01/2021	8	9
6.555% due 05/01/2017	2	2
6.558% due 01/01/2024	56	57
6.569% due 10/01/2019	289	296
6.585% due 11/01/2023	16	17
6.594% due 08/01/2025	1,174	1,198
6.602% due 05/01/2023	159	162
6.603% due 02/01/2027	375	383
6.615% due 08/01/2027	1,730	1,757
6.623% due 10/01/2024	141	145
6.625% due 05/01/2014	81	84
6.644% due 06/01/2023	167	170
6.668% due 11/01/2019	182	186
6.684% due 09/01/2014	21	22
6.704% due 04/01/2027	45	46
6.730% due 06/01/2022	15	16
6.745% due 02/01/2018	46	48
6.750% due 10/25/2023	349	372
6.804% due 10/01/2034	3,985	4,068
6.820% due 06/01/2023	21	21
6.824% due 12/01/2027	380	391
6.825% due 02/01/2020	61	63
6.830% due 05/01/2025	277	286
6.845% due 11/01/2021	72	77
6.850% due 12/01/2026	13	13
6.872% due 09/01/2022	75	76
6.893% due 12/01/2025	366	370
6.900% due 05/25/2023	62	67
6.920% due 11/01/2023	34	34
6.939% due 04/01/2027	62	63
6.970% due 11/01/2025	158	161
6.975% due 09/01/2025	35	36
6.995% due 01/01/2026	157	162
6.996% due 12/01/2025	254	258
7.000% due 01/01/2009 - 01/25/2048	17,491	18,483
7.015% due 09/01/2029	12	12
7.025% due 11/01/2022	21	21
7.041% due 04/01/2027	7	7
7.043% due 05/01/2022	25	25
7.055% due 05/01/2024	84	84
7.063% due 12/01/2022	40	41
7.069% due 11/01/2025	613	622
7.073% due 07/01/2024	751	769
7.077% due 10/01/2024	7	7
7.085% due 03/01/2026	55	57
7.095% due 07/01/2026	12	12
7.110% due 10/01/2009	459	476
7.113% due 09/01/2024	145	149
7.132% due 02/01/2028	67	68
7.138% due 08/01/2023	90	90
7.139% due 09/01/2023	172	178
7.150% due 06/01/2025	78	79
7.155% due 11/01/2025	32	33
7.176% due 12/01/2010	54	57
7.179% due 10/01/2023	25	26
7.200% due 05/01/2021	24	25
7.209% due 06/01/2025	708	719
7.240% due 10/01/2027	175	178
7.244% due 05/01/2026	48	49
7.250% due 01/01/2023 - 11/01/2026	822	890
7.266% due 12/01/2023	70	72
7.289% due 06/01/2024	50	51
7.296% due 08/01/2027	137	141
7.300% due 08/01/2031	132	133
7.307% due 11/01/2025	80	80
7.370% due 02/01/2033	4	4
7.375% due 05/25/2022	1,263	1,360
7.472% due 08/01/2027	36	36
7.500% due 11/01/2010 - 07/25/2041	5,669	6,272
7.502% due 06/01/2030	284	299
7.533% due 10/01/2026	11	12
7.567% due 04/01/2024	376	382
7.722% due 04/01/2026 - 05/01/2027	92	95
7.750% due 06/01/2009 - 01/25/2022	1,961	2,126
7.780% due 01/01/2018	2,055	2,405
7.800% due 10/25/2022	260	285
7.920% due 03/01/2018	2,545	3,004
7.980% due 05/01/2030	6,183	6,774
8.000% due 10/01/2008 - 06/01/2032	4,996	5,427
8.000% due 08/18/2027 (b)	11	3
8.060% due 04/01/2030	1,721	1,901

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
8.080% due 04/01/2030	$945	$1,045
8.250% due 10/01/2008 - 02/01/2017	8	8
8.490% due 06/01/2025	879	980
8.500% due 10/01/2009 - 10/01/2032	3,865	4,251
8.750% due 01/25/2021	256	284
9.000% due 07/01/2009 - 12/01/2027	1,717	1,905
9.250% due 04/25/2018	24	26
9.300% due 05/25/2018 - 08/25/2019	76	83
9.500% due 11/01/2009 - 07/01/2022	1,066	1,188
9.642% due 09/25/2028	493	526
10.000% due 08/01/2009 - 05/01/2022	151	176
10.500% due 11/01/2013 - 04/01/2022	50	55
11.000% due 11/01/2013 - 11/01/2020	160	181
11.500% due 08/20/2016 - 11/01/2019	6	7
12.000% due 05/01/2016	1	1
12.211% due 09/25/2008	37	37
12.500% due 10/01/2015	3	4
13.250% due 09/01/2011	2	2
14.750% due 08/01/2012	12	14
15.000% due 10/15/2012	38	46
15.500% due 10/01/2012 - 12/01/2012	3	3
15.750% due 12/01/2011 - 08/01/2012	13	16
16.000% due 09/01/2012	21	25
903.212% due 08/25/2021 (b)	0	6
1000.000% due 04/25/2022 (b)	0	5
Farmer Mac
7.983% due 01/25/2012	296	287
Federal Housing Administration
6.780% due 07/25/2040	7,267	7,292
6.875% due 11/01/2015	1,901	1,911
6.880% due 02/01/2041	11,039	11,077
6.896% due 07/01/2020	10,616	10,668
6.900% due 12/01/2040	21,908	21,984
6.960% due 05/01/2016	1,372	1,379
6.997% due 09/01/2019	92	92
7.110% due 05/01/2019	1,704	1,715
7.310% due 06/01/2041	22,787	22,881
7.315% due 08/01/2019	4,763	4,792
7.350% due 04/01/2019 - 11/01/2020	617	622
7.375% due 02/01/2018	157	158
7.400% due 01/25/2020 - 02/01/2021	3,568	3,601
7.430% due 10/01/2018 - 06/01/2024	14,869	15,007
7.450% due 05/01/2021	2,389	2,411
7.460% due 01/01/2023	238	241
7.465% due 11/01/2019	1,913	1,938
7.500% due 03/01/2032	3,141	3,182
7.580% due 12/01/2040	7,167	7,259
7.630% due 08/01/2041	17,195	17,374
7.780% due 11/01/2040	7,165	7,243
8.250% due 01/01/2041	4,584	4,657
8.375% due 02/01/2012	118	120
Freddie Mac
2.859% due 08/25/2031	225	221
2.968% due 07/15/2019 - 10/15/2020	24,873	24,065
3.000% due 05/15/2022	214	214
3.048% due 02/15/2019	12,379	12,302
3.058% due 05/15/2036	94	91
3.168% due 12/15/2029 - 06/15/2031	9,133	8,829
3.218% due 06/15/2018 - 06/15/2031	839	843
3.268% due 11/15/2030 - 12/15/2031	38	38
3.318% due 09/15/2030 - 01/15/2032	242	239
3.500% due 05/15/2016 - 07/15/2032	1,838	1,814
3.599% due 05/25/2043	14,467	14,471
4.000% due 04/01/2011 - 12/15/2024	49,931	49,988
4.250% due 04/15/2023	9,847	9,865
4.500% due 11/01/2008 - 05/01/2034	25,130	25,246
4.540% due 01/01/2034	10,830	10,959
4.551% due 08/01/2035	1,375	1,386
4.585% due 09/01/2035	20,113	20,175
4.629% due 07/01/2035	19,461	19,585
4.701% due 06/01/2035	5,509	5,602
4.827% due 03/01/2035	4,950	5,016
4.837% due 10/01/2035	37,869	38,303
4.846% due 11/01/2035	35,645	36,057
4.876% due 11/01/2034	222	229
4.900% due 10/01/2035	27,206	27,586
4.901% due 10/01/2035	37,129	37,601
4.909% due 07/01/2035	65	67
4.941% due 11/01/2035	27,372	27,786
5.000% due 06/15/2016 - 03/01/2038	291,388	295,373
5.050% due 10/25/2023	998	1,028
5.136% due 05/01/2035	39,541	40,268
5.200% due 10/25/2023	200	201
5.395% due 12/01/2026	914	922
5.500% due 07/01/2022 - 04/01/2038	4,987,881	5,043,242
5.591% due 08/15/2032	5,356	5,326
5.596% due 05/01/2023	14	15
5.722% due 10/25/2044 - 02/25/2045	35,179	34,413
5.751% due 05/01/2018	341	351
5.922% due 07/25/2044	2,631	2,569
5.931% due 05/01/2018	280	290
5.950% due 06/15/2028	40,935	40,826
5.980% due 02/01/2021	6	7
6.000% due 11/15/2008 - 02/01/2038	2,021,610	2,076,622
6.062% due 05/01/2021	1,375	1,387
6.121% due 07/01/2019	9	9
6.154% due 03/01/2021	993	1,025
6.155% due 02/01/2019	271	274
6.168% due 12/01/2018	345	348
6.178% due 01/01/2022	94	96
6.188% due 03/01/2022	1,396	1,430
6.200% due 12/15/2008	181	182
6.250% due 03/15/2028 - 01/15/2036	3,177	3,273
6.265% due 05/01/2020	69	70
6.365% due 01/01/2024	25	25
6.387% due 01/01/2021 - 11/01/2026	515	521
6.500% due 04/01/2008 - 07/25/2043	380,954	400,263
6.500% due 11/15/2008 - 09/15/2023 (b)	32	1
6.520% due 12/01/2023	150	152
6.625% due 04/01/2017	6	6
6.634% due 07/01/2025	800	808
6.671% due 11/01/2020	88	90
6.704% due 12/01/2022	20	21
6.769% due 09/01/2028	3	3
6.786% due 05/01/2020	16	17
6.810% due 07/01/2023	238	239
6.811% due 10/01/2020	10	11
6.832% due 09/01/2023	29	30
6.839% due 04/01/2029	156	159
6.875% due 09/01/2018	59	60
6.917% due 10/01/2020	253	266
6.924% due 06/01/2021	551	560
6.926% due 11/01/2023	234	237
6.940% due 10/01/2022 - 05/01/2023	236	240
6.950% due 07/15/2021 - 08/15/2021	48	49
6.963% due 07/01/2020 - 06/01/2022	189	192
6.979% due 07/01/2032	4	4
6.989% due 08/01/2023 - 04/01/2024	2,088	2,110
6.992% due 12/01/2019	5	5
7.000% due 08/15/2008 - 09/15/2023 (b)	36	7
7.000% due 01/01/2009 - 10/25/2043	45,331	48,689
7.018% due 11/01/2028	774	783
7.022% due 06/01/2024	584	593
7.024% due 01/01/2024	63	65
7.028% due 04/01/2025	138	141
7.030% due 01/01/2019	58	60
7.046% due 11/01/2023	10	10
7.055% due 10/01/2026	450	458
7.075% due 01/01/2019 - 09/01/2027	57	57
7.077% due 08/01/2023	1	1
7.078% due 07/01/2023	71	73
7.105% due 05/01/2018	57	59
7.110% due 07/01/2022	107	110
7.119% due 10/01/2023	201	205
7.125% due 01/01/2019 - 01/01/2028	31	32
7.135% due 07/01/2024	140	142
7.143% due 10/01/2023	130	132
7.146% due 08/01/2023	105	108
7.148% due 06/01/2022	451	463
7.152% due 09/01/2023	195	198
7.156% due 10/01/2023	291	297
7.165% due 02/01/2025	25	25
7.171% due 06/01/2022	151	155

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
7.174% due 10/01/2024	$218	$221
7.176% due 08/01/2023	588	605
7.199% due 02/01/2023	82	84
7.200% due 06/01/2024	260	268
7.209% due 08/01/2023	101	104
7.240% due 09/01/2023	138	141
7.253% due 09/01/2023	583	595
7.274% due 06/01/2020	91	94
7.282% due 09/01/2023	373	377
7.283% due 03/01/2024	316	321
7.299% due 10/01/2023	178	180
7.305% due 07/01/2027	12	13
7.310% due 05/01/2023	80	81
7.326% due 04/01/2023	17	17
7.340% due 02/01/2026	417	430
7.364% due 07/01/2030	1,066	1,101
7.438% due 08/01/2023	46	46
7.464% due 05/01/2023	58	59
7.500% due 09/01/2008 - 11/01/2037	19,901	21,232
7.502% due 07/01/2019	234	241
7.606% due 10/01/2023	56	57
7.645% due 05/01/2025	5,790	6,213
8.000% due 04/01/2010 - 09/15/2024	5,052	5,173
8.250% due 06/15/2022	274	297
8.500% due 06/01/2008 - 06/01/2030	2,899	3,012
8.750% due 04/01/2009 - 12/15/2020	129	129
8.900% due 11/15/2020	931	1,011
9.000% due 04/01/2009 - 07/01/2030	727	748
9.000% due 05/01/2022 (b)	6	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	702	755
10.000% due 11/01/2011 - 03/01/2021	64	72
10.100% due 09/01/2016	103	122
10.250% due 04/01/2009 - 07/01/2009	15	16
10.500% due 10/01/2017 - 01/01/2021	25	31
10.750% due 09/01/2009	2	2
11.000% due 06/01/2011 - 05/01/2020	39	46
11.250% due 10/01/2009 - 09/01/2015	3	3
11.500% due 01/01/2018	3	3
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	51	61
14.000% due 04/01/2016	3	3
15.500% due 08/01/2011	2	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
2.936% due 06/20/2030	46	46
3.036% due 09/20/2030	228	225
3.218% due 06/16/2031 - 03/16/2032	584	575
3.268% due 10/16/2030	822	812
3.318% due 02/16/2030 - 04/16/2032	3,944	3,897
3.368% due 12/16/2025	122	121
3.418% due 02/16/2030	2,699	2,671
3.468% due 02/16/2030	1,235	1,224
3.486% due 03/20/2031	215	214
4.500% due 11/16/2028 - 07/15/2033	8,047	8,052
5.000% due 10/20/2029 - 07/20/2037	4,180	4,208
5.125% due 12/20/2015 - 12/20/2029	30,481	30,451
5.500% due 01/15/2032 - 02/20/2036	1,764	1,796
5.625% due 07/20/2017 - 08/20/2030	37,816	38,120
5.650% due 10/15/2012	3	4
5.750% due 02/20/2032	1,666	1,682
6.000% due 10/15/2008 - 08/15/2037	113,788	117,787
6.250% due 01/20/2028 - 03/20/2030	7,951	8,103
6.375% due 02/20/2017 - 05/20/2030	66,835	68,374
6.500% due 10/15/2008 - 07/15/2040	64,043	67,358
6.670% due 08/15/2040	917	954
6.750% due 06/20/2028 - 10/16/2040	43,632	47,094
7.000% due 06/15/2008 - 11/15/2032	7,800	8,230
7.250% due 07/16/2028	3	3
7.500% due 07/15/2008 - 05/15/2032	8,588	9,090
7.700% due 03/15/2041	6,533	7,261
7.750% due 12/20/2020 - 12/15/2040	1,581	1,709
8.000% due 10/15/2009 - 10/20/2031	1,214	1,329
8.250% due 06/15/2008 - 04/15/2020	108	118
8.300% due 06/15/2019	22	24
8.500% due 09/15/2009 - 04/15/2031	1,059	1,165
9.000% due 09/15/2008 - 01/15/2031	1,185	1,302
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	503	557
10.000% due 02/15/2013 - 02/15/2025	467	556
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	103	124
11.000% due 04/15/2010 - 04/20/2019	20	23
11.500% due 04/15/2013 - 10/15/2015	11	13
12.000% due 11/15/2012 - 05/15/2016	89	106
13.000% due 12/15/2012	3	3
13.500% due 10/15/2012 - 09/15/2014	26	32
15.000% due 08/15/2011 - 11/15/2012	34	41
16.000% due 11/15/2011 - 05/15/2012	29	35
17.000% due 11/15/2011 - 12/15/2011	13	16
Small Business Administration
3.870% due 01/01/2014	1,271	1,273
4.340% due 03/01/2024	244	236
4.504% due 02/01/2014	104	102
4.524% due 02/10/2013	16,464	16,492
4.684% due 09/10/2014	5,138	5,147
4.754% due 08/10/2014	63	63
4.770% due 04/01/2024	1,149	1,156
4.870% due 12/01/2024	2,261	2,269
4.890% due 12/01/2023	1,418	1,416
4.930% due 01/01/2024	2,925	2,959
4.950% due 03/01/2025	2,464	2,422
4.980% due 11/01/2023	9,729	9,875
5.090% due 10/01/2025	980	982
5.110% due 04/01/2025 - 08/01/2025	2,176	2,193
5.130% due 09/01/2023	6,050	6,132
5.160% due 02/01/2028	2,700	2,738
5.190% due 07/01/2024	372	380
5.290% due 12/01/2027	90,642	92,067
5.310% due 05/01/2027	488	496
5.340% due 11/01/2021	8,023	8,246
5.780% due 08/01/2027	98	100
5.950% due 05/01/2009	179	180
6.030% due 02/01/2012	10,291	10,594
6.340% due 03/01/2021	12,860	13,511
6.344% due 08/01/2011	968	999
6.640% due 02/01/2011	2,358	2,449
6.700% due 12/01/2016	3,814	3,965
6.900% due 12/01/2020	4,209	4,470
6.950% due 11/01/2016	994	1,036
7.150% due 03/01/2017	1,725	1,806
7.190% due 12/01/2019	156	166
7.449% due 08/01/2010	7,411	7,599
7.452% due 09/10/2010	904	946
7.500% due 04/01/2017	1,028	1,080
7.540% due 08/10/2009	5,307	5,478
7.630% due 06/01/2020	7,349	7,888
7.640% due 03/10/2010	2,586	2,703
7.700% due 07/01/2016	121	127
8.017% due 02/10/2010	8,763	9,174
Tennessee Valley Authority
4.250% due 03/15/2013	180	180
6.000% due 03/15/2013	250	280
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,451
Vendee Mortgage Trust
0.448% due 06/15/2023 (b)	24,398	242
6.500% due 09/15/2024	18,003	19,594
6.813% due 01/15/2030	2,308	2,323

Total U.S. Government Agencies (Cost $82,637,877)		84,045,105

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (h)
1.875% due 07/15/2015	191,384	206,381
3.000% due 07/15/2012	81,804	91,672

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes
2.750% due 02/28/2013	$386,400	$392,166
3.250% due 12/31/2009	130,600	134,243

Total U.S. Treasury Obligations (Cost $822,660)		824,462

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	60,503	48,236
American Home Mortgage Investment Trust
4.290% due 10/25/2034	526	475
4.390% due 02/25/2045	99,500	90,928
4.440% due 02/25/2045	46	42
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	830	830
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	94,824	94,232
5.414% due 09/10/2047	14,500	14,274
5.740% due 05/10/2045	28,900	29,257
Banc of America Funding Corp.
4.113% due 05/25/2035	160,547	152,588
4.622% due 02/20/2036	79	76
5.250% due 09/20/2034	200	192
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033	187	183
6.500% due 10/25/2031	379	369
6.500% due 09/25/2033	17,178	16,962
7.235% due 07/20/2032	1,473	1,436
BCAP LLC Trust
2.769% due 01/25/2037	130,576	92,128
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	476	456
4.536% due 08/25/2033	57	53
4.550% due 08/25/2035	274	262
4.617% due 01/25/2034	480	449
4.750% due 10/25/2035	129,117	124,663
4.760% due 01/25/2034	22	21
5.031% due 04/25/2033	214	208
5.072% due 11/25/2034	4,042	3,926
5.299% due 04/25/2033	6,779	6,572
5.401% due 04/25/2033	20,703	19,288
5.437% due 04/25/2033	633	589
5.550% due 02/25/2033	14,827	13,730
5.950% due 11/25/2034	131	130
6.099% due 11/25/2030	10,063	9,737
6.764% due 02/25/2033	109	102
6.851% due 01/25/2034	40	39
Bear Stearns Alt-A Trust
2.799% due 02/25/2034	123	87
2.819% due 04/25/2035	5,573	3,769
3.986% due 02/25/2034	11,761	10,769
5.332% due 09/25/2034	488	425
5.371% due 05/25/2035	185,425	160,678
5.706% due 09/25/2035	86,414	71,067
5.882% due 01/25/2036	40,346	31,783
6.943% due 01/25/2035	10,016	6,010
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	2,134	2,120
5.060% due 11/15/2016	7,735	7,722
5.155% due 10/12/2042	25,000	24,895
5.405% due 12/11/2040	15,435	15,525
5.457% due 03/11/2039	13,650	13,618
5.694% due 06/11/2050	20,000	19,729
6.440% due 06/16/2030	6,984	6,986
7.000% due 05/20/2030	34,454	36,274
Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	282	286
CC Mortgage Funding Corp.
2.779% due 05/25/2036	6,630	4,976
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	228
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	54	51
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	17,608	17,566
4.248% due 08/25/2035	106,026	100,735
4.682% due 08/25/2035	125,118	121,888
4.700% due 12/25/2035	64,204	62,413
4.748% due 08/25/2035	208	207
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	557	556
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	58	59
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	152
Countrywide Alternative Loan Trust
2.686% due 05/20/2046	2,658	2,419
2.799% due 05/25/2036	4,113	3,117
2.949% due 09/25/2035	4,155	3,290
4.500% due 06/25/2035	796	789
6.000% due 10/25/2032	4,205	4,113
6.000% due 01/25/2037	18,820	15,204
6.250% due 12/25/2033	39	35
Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	22,800	17,970
2.889% due 04/25/2035	26,791	21,194
2.919% due 03/25/2035	27	21
2.929% due 02/25/2035	23	19
2.939% due 02/25/2035	27	22
2.939% due 06/25/2035	608	536
2.979% due 09/25/2034	56	47
3.943% due 07/25/2034	8,800	8,280
5.250% due 02/20/2036	58,956	48,829
5.500% due 11/25/2035	11,654	7,691
5.750% due 07/19/2031	28	28
6.500% due 01/25/2034	664	668
7.076% due 10/19/2032	9	9
7.500% due 06/25/2035	643	648
CS First Boston Mortgage Securities Corp.
4.427% due 04/25/2034	61,139	59,306
5.215% due 03/25/2032	568	513
5.638% due 05/25/2032	32	32
6.445% due 05/25/2032	167	168
6.466% due 06/25/2032	46	46
6.500% due 04/25/2033	3,010	2,888
6.556% due 06/25/2032	15	15
7.290% due 09/15/2041	241	247
7.500% due 12/25/2032	6	6
Denver Arena Trust
6.940% due 11/15/2019	2,724	2,679
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 12/25/2036	31,576	30,140
2.689% due 08/25/2037	20,835	20,357
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	484	493
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (r)	269	253
8.000% due 03/25/2022	22	21
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	28	28
First Nationwide Trust
6.750% due 08/21/2031	4,521	4,513
First Republic Mortgage Loan Trust
3.079% due 06/25/2030	2,336	2,106
3.118% due 08/15/2032	443	427
3.168% due 11/15/2031	19	17
Fund America Investors Corp. II
6.009% due 06/25/2023	13	13
6.459% due 06/25/2023	311	309
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	23,188	22,860
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	48	53
Government Lease Trust
4.000% due 05/18/2011	35,750	36,513
6.480% due 05/18/2011	10,420	10,903
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	10,475	10,637
6.620% due 10/18/2030	14,340	14,318
6.624% due 05/03/2018	55,900	61,299
GSR Mortgage Loan Trust
2.949% due 01/25/2034	108	92
4.396% due 12/25/2034	87	79
4.539% due 09/25/2035	109,911	103,616
4.749% due 09/25/2035	76,345	71,969
5.250% due 11/25/2035	215,330	192,441
5.312% due 06/25/2034	90	85
5.500% due 03/25/2035	150	146
6.000% due 03/25/2032	119	114
GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	2,340	2,291
Harborview Mortgage Loan Trust
2.729% due 04/19/2038	31,225	23,670
2.799% due 03/19/2037	20,708	15,615
2.876% due 06/20/2035	2,155	1,680
2.909% due 01/19/2035	4,733	4,145
2.929% due 02/19/2034	16	15
3.938% due 06/19/2034	6,800	6,669
Indymac ARM Trust
6.395% due 01/25/2032	990	989
6.446% due 01/25/2032	224	224
6.947% due 08/25/2031	501	502
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	20,524	15,418
5.711% due 04/25/2037	23,025	18,250
5.989% due 04/25/2037	51,232	39,433
Indymac Loan Trust
2.879% due 07/25/2009	34	33
JPMorgan Alternative Loan Trust
2.669% due 05/25/2036	1,188	1,178
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	187,521	182,308
5.420% due 01/15/2049	54,669	53,016
5.440% due 06/12/2047	27,800	27,057
5.747% due 02/12/2049	100	100
JPMorgan Mortgage Trust
4.766% due 07/25/2035	170	149
4.916% due 02/25/2036	20,189	19,801
5.006% due 07/25/2035	46,640	45,129

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
LB Mortgage Trust
8.432% due 01/20/2017	$16,260	$17,664
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	1,169	1,159
4.563% due 09/15/2026	14,000	13,770
5.424% due 02/15/2040	21,400	20,830
5.866% due 09/15/2045	16,135	16,109
5.969% due 03/15/2026	61	61
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	1,081	1,017
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,700	11,150
5.189% due 05/25/2034	150	140
6.164% due 10/25/2032	3,862	3,852
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,363	2,271
MASTR Seasoned Securities Trust
6.206% due 09/25/2017	24,955	25,291
6.500% due 08/25/2032	47,677	46,084
Mellon Residential Funding Corp.
3.168% due 11/15/2031	20,191	18,224
3.561% due 12/15/2030	4,293	4,135
3.601% due 06/15/2030	697	664
3.991% due 10/20/2029	12,420	11,994
Merrill Lynch Countrywide Commercial Mortgage Trust
5.957% due 08/12/2049	9,300	9,402
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	83	67
4.910% due 12/25/2032	124	119
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	5,863	5,852
MLCC Mortgage Investors, Inc.
2.929% due 06/25/2028	4,110	3,885
3.198% due 03/15/2025	246	199
4.250% due 10/25/2035	175,013	164,446
Morgan Stanley Capital I
2.878% due 10/15/2020	53,923	50,161
5.569% due 12/15/2044	26,000	25,298
5.809% due 12/12/2049	40,085	39,830
6.160% due 04/03/2014	2,057	2,067
6.170% due 10/03/2034	1,389	1,394
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	47	47
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,028	3,058
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	39	40
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
2.999% due 02/25/2019	3,048	2,884
2.999% due 02/25/2034	15,537	14,039
Provident Funding Mortgage Loan Trust
3.901% due 10/25/2035	14,906	14,366
4.431% due 04/25/2034	18,236	17,679
Prudential-Bache CMO Trust
8.400% due 03/20/2021	425	424
RAAC Series 2005-SP1
5.000% due 09/25/2034	9,944	9,940
Regal Trust IV
4.170% due 09/29/2031	1,403	1,399
Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
2.699% due 09/25/2046	16,363	15,111
2.779% due 06/25/2046	177,340	144,860
Residential Asset Mortgage Products, Inc.
2.769% due 07/25/2024	1,134	1,133
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	703	672
Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	177	168
7.167% due 12/25/2030	150	145
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	244	246
Sears Mortgage Securities
12.000% due 02/25/2014	74	74
Securitized Asset Sales, Inc.
7.282% due 11/26/2023	145	142
Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
2.909% due 10/19/2026	399	379
4.080% due 04/20/2035	48,388	44,307
Structured Adjustable Rate Mortgage Loan Trust
5.317% due 08/25/2034	873	810
5.450% due 01/25/2036	14,486	13,043
5.726% due 01/25/2035	284	269
Structured Asset Mortgage Investments, Inc.
2.719% due 08/25/2036	18,282	13,679
2.769% due 03/25/2037	55	39
2.789% due 06/25/2036	2,617	1,989
2.809% due 07/19/2035	414	347
2.819% due 05/25/2036	80	60
2.889% due 09/19/2032	13,393	12,211
2.909% due 03/19/2034	20	18
2.909% due 12/25/2035	5,455	4,208
5.804% due 04/30/2030	2	2
6.286% due 05/25/2022	1,931	1,835
Structured Asset Securities Corp.
5.250% due 12/25/2034	10,189	9,730
5.381% due 03/25/2033	10,796	10,623
5.463% due 10/25/2035	174	167
6.039% due 02/25/2032	2,429	2,241
6.150% due 07/25/2032	1,363	1,267
6.397% due 05/25/2032	104	103
7.108% due 01/25/2032	2,437	2,340
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	40	40
TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	98	93
6.080% due 09/25/2036	4,785	4,664
Thornburg Mortgage Securities Trust
2.704% due 05/25/2046	19,694	19,341
2.719% due 09/25/2046	5,553	5,190
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,903
6.800% due 01/25/2028	1,977	2,000
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,264	2,128
5.342% due 12/15/2043	194,050	187,475
WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	6,305	5,089
2.889% due 08/25/2045	342	338
2.889% due 10/25/2045	44,800	35,788
2.909% due 01/25/2045	24	19
3.139% due 12/25/2027	1,861	1,691
3.239% due 12/25/2027	29,845	28,276
3.495% due 11/25/2034	80	69
4.208% due 06/25/2033	19,826	19,781
5.220% due 02/27/2034	490	466
5.306% due 06/25/2046	50,239	39,652
5.326% due 02/25/2046	142	111
5.470% due 05/25/2046	3,616	2,792
5.526% due 11/25/2042	313	297
5.572% due 10/25/2046	1,311	1,078
5.726% due 06/25/2042	1,990	1,810
5.726% due 08/25/2042	280	257
5.826% due 11/25/2046	2,469	2,046
Washington Mutual MSC Mortgage Pass-Through Certificates
3.951% due 06/25/2033	15,252	14,819
6.662% due 05/25/2033	363	354
6.773% due 02/25/2031	65	65
7.020% due 02/25/2033	104	102
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	35,719	33,958
3.988% due 12/25/2034	574	539
4.329% due 07/25/2035	49,635	42,518
4.950% due 03/25/2036	242,162	230,859
5.218% due 03/25/2036	9,056	8,593

Total Mortgage-Backed Securities (Cost $4,422,529)		4,224,982

ASSET-BACKED SECURITIES 1.3%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	9,294	8,851
ACE Securities Corp.
2.649% due 06/25/2036	5,063	4,997
2.649% due 07/25/2036	11,976	11,723
2.679% due 02/25/2036	801	799
Ameriquest Mortgage Securities, Inc.
3.029% due 10/25/2033	73	63
Amortizing Residential Collateral Trust
2.869% due 06/25/2032	315	289
2.889% due 07/25/2032	3	3
Argent Securities, Inc.
2.649% due 10/25/2036	9,723	9,506
2.659% due 05/25/2036	501	499
Asset-Backed Funding Certificates
2.659% due 10/25/2036	3,762	3,651
Asset-Backed Securities Corp. Home Equity
2.659% due 07/25/2036	4,520	4,455
2.679% due 05/25/2037	12,793	12,423
2.759% due 05/25/2035	39	35
2.874% due 09/25/2034	84	75
BA Credit Card Trust
3.890% due 04/15/2013	163,200	161,605
Bank One Issuance Trust
2.928% due 12/15/2010	30,150	30,150
Bear Stearns Asset-Backed Securities Trust
2.639% due 02/25/2037	9,401	9,179
2.659% due 05/25/2036	1,039	1,006
2.669% due 12/25/2036	13,906	12,517
2.689% due 04/25/2036	3,871	3,845
2.749% due 01/25/2037	34,147	31,885
2.789% due 01/25/2047	698	652
2.799% due 09/25/2034	8	8
2.919% due 12/25/2034	10	10
2.929% due 10/25/2032	8,335	7,209

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
2.999% due 10/27/2032	$3,172	$2,963
5.787% due 06/25/2043	2,969	2,772
Brazos Student Finance Corp.
2.780% due 06/01/2023	3,519	3,477
Carrington Mortgage Loan Trust
2.639% due 05/25/2036	1,737	1,722
2.649% due 08/25/2036	4,074	4,014
2.649% due 01/25/2037	140	131
Cendant Mortgage Corp.
5.989% due 07/25/2043	2,177	2,036
Chase Funding Mortgage Loan Asset-Backed Certificates
3.099% due 10/25/2031	20	19
3.239% due 08/25/2032	1,726	1,642
3.339% due 10/25/2032	112	95
Chase Issuance Trust
3.609% due 05/16/2011 (c)	26,500	26,500
CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	10	9
Citigroup Mortgage Loan Trust, Inc.
2.639% due 09/25/2036	2,231	2,176
2.649% due 11/25/2036	4,881	4,768
2.659% due 05/25/2037	3,374	3,214
2.669% due 12/25/2036	891	829
2.669% due 05/25/2037 (r)	27,445	26,232
Community Program Loan Trust
4.500% due 10/01/2018	7,775	7,742
4.500% due 04/01/2029	26,000	23,143
Conseco Finance
3.268% due 05/15/2032	145	123
Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	33,539	32,859
2.649% due 03/25/2037	21,589	20,725
2.649% due 05/25/2037	2,307	2,232
2.649% due 07/25/2037	145	139
2.649% due 08/25/2037	64,858	61,930
2.669% due 06/25/2036	590	589
2.669% due 07/25/2036	693	693
2.669% due 08/25/2036	127	127
2.679% due 06/25/2037	14,292	13,345
2.759% due 02/25/2036	6,955	6,410
3.079% due 12/25/2031	3	3
3.265% due 07/25/2036	269	269
Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	40	40
2.669% due 01/25/2037	140	135
3.149% due 04/25/2032	616	567
CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	412	372
3.299% due 07/25/2032	52	46
3.875% due 08/25/2032	1,556	1,416
Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	210	193
Discover Card Master Trust I
3.192% due 10/16/2013	400	390
Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	161	150
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	2
Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	2,031	2,006
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025	9	9
3.296% due 03/20/2031	1,210	1,145
First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	7,571	7,466
2.649% due 10/25/2036	19,785	19,129
2.649% due 11/25/2036	6,675	6,043
2.649% due 03/25/2037	11,292	10,835
2.669% due 03/25/2036	49	49
2.669% due 12/25/2036	10,932	9,750
2.679% due 02/25/2036	176	175
2.689% due 01/25/2036	1,287	1,283
2.969% due 12/25/2034	592	461
First USA Credit Card Master Trust
2.935% due 04/18/2011	20,000	19,977
FMAC Loan Receivables Trust
6.500% due 09/15/2020	36	31
7.900% due 04/15/2019	20	20
Fremont Home Loan Trust
2.649% due 10/25/2036	9,728	9,594
2.769% due 01/25/2036	26	26
Green Tree Financial Corp.
6.240% due 11/01/2016	37	39
6.480% due 12/01/2030	19	19
6.870% due 04/01/2030	867	855
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	98
GSAMP Trust
2.639% due 08/25/2036	336	330
2.669% due 01/25/2036	2,830	2,704
2.669% due 02/25/2036	544	543
2.689% due 11/25/2035	1,224	1,135
2.889% due 03/25/2034	679	665
GSR Mortgage Loan Trust
2.699% due 11/25/2030	23	23
HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	16,353	13,274
2.886% due 09/20/2033	35	34
2.968% due 03/20/2036	12,420	11,434
Home Equity Asset Trust
2.659% due 05/25/2037	24,863	23,783
2.679% due 05/25/2036	3,440	3,417
3.199% due 11/25/2032	154	131
HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,927	1,845
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	68,886	64,044
2.679% due 12/25/2035	1,229	1,223
IMC Home Equity Loan Trust
7.115% due 07/25/2026	73	72
7.310% due 11/20/2028	43	43
7.500% due 04/25/2026	42	42
7.520% due 08/20/2028	31	31
Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	6,148	6,110
2.659% due 04/25/2037	134	128
IXIS Real Estate Capital Trust
2.659% due 08/25/2036	2,859	2,842
JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	6,144	5,988
2.649% due 07/25/2036	8,183	7,722
2.659% due 05/25/2037	19,155	18,240
2.679% due 08/25/2036	17,382	16,301
2.689% due 10/25/2036	622	592
Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	18,178	17,476
Lehman XS Trust
2.669% due 05/25/2046	177	168
2.679% due 04/25/2046	13,798	13,618
2.679% due 06/25/2046	13,591	12,965
2.679% due 08/25/2046	4,739	4,627
2.689% due 05/25/2046	13,661	13,271
Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	7,545	7,467
2.689% due 01/25/2046	132	132
2.739% due 02/25/2036	18,916	18,574
2.879% due 10/25/2034	4,796	4,336
MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	2,960	2,938
2.649% due 01/25/2037	325	312
2.659% due 10/25/2036	563	557
2.679% due 01/25/2036	1,457	1,448
Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	10,000	9,167
Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	2,442	2,396
2.659% due 03/25/2037	74	74
2.669% due 08/25/2036	777	741
2.669% due 02/25/2037	2,915	2,886
2.669% due 07/25/2037	24,443	23,433
2.719% due 02/25/2037	8,629	7,951
Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031	2,151	2,128
Mid-State Trust
6.340% due 10/15/2036	22,047	20,967
7.340% due 07/01/2035	957	1,025
7.791% due 03/15/2038	3,742	3,699
8.330% due 04/01/2030	19,557	20,560
Morgan Stanley ABS Capital I
2.639% due 04/25/2036	594	592
2.639% due 06/25/2036	49	49
2.649% due 07/25/2036	362	334
2.659% due 03/25/2036	259	258
2.669% due 12/25/2035	525	523
2.669% due 03/25/2036	1,578	1,574
2.699% due 09/25/2036	200	176
3.399% due 07/25/2037	32,710	31,381
Morgan Stanley Home Equity Loans
2.649% due 04/25/2036	1,280	1,274
2.649% due 12/25/2036	24,776	23,776
2.679% due 12/25/2035	451	448
Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	101	96
2.709% due 11/25/2036	200	173
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	3,942	4,150
Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	17,630	16,774
Nelnet Student Loan Trust
2.606% due 12/24/2018	215	214
2.616% due 12/22/2014	1,066	1,065
3.341% due 01/26/2015	555	555
3.421% due 07/25/2016	1,488	1,487
New Century Home Equity Loan Trust
2.659% due 05/25/2036	194	193
2.869% due 09/25/2035	38,976	35,823
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	588	585
Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	3,158	2,965

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)		Value (000s)
Option One Mortgage Loan Trust
2.639% due 02/25/2037		$3,530	$3,371
Ownit Mortgage Loan Asset-Backed Certificates
2.659% due 03/25/2037		5,510	5,412
Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047		38,538	36,060
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		344	351
Quest Trust
3.029% due 12/25/2033		702	477
Renaissance Home Equity Loan Trust
2.959% due 11/25/2034		177	158
3.299% due 08/25/2032		104	93
Residential Asset Mortgage Products, Inc.
2.669% due 05/25/2036		3,042	2,995
2.749% due 11/25/2035		193	186
Residential Asset Securities Corp.
2.639% due 06/25/2036		4,118	4,090
2.649% due 09/25/2036		11,029	10,925
2.659% due 04/25/2036		3,782	3,754
2.669% due 11/25/2036		47	45
2.679% due 10/25/2036		18,712	18,148
Residential Funding Mortgage Securities II, Inc.
2.699% due 12/25/2035		7,963	7,267
Residential Mortgage Loan Trust
4.635% due 09/25/2029		15	14
SACO I, Inc.
2.659% due 05/25/2036		8,003	6,067
2.819% due 06/25/2035		1,939	1,767
2.849% due 12/25/2035		297	212
Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032		705	684
3.159% due 09/25/2028		1,728	1,643
Saxon Asset Securities Trust
3.119% due 08/25/2032		733	722
3.139% due 01/25/2032		1	1
Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036		4,427	4,372
2.659% due 12/25/2036		1,812	1,645
SLM Student Loan Trust
3.311% due 04/25/2014		40,518	40,363
3.321% due 10/25/2016		1,567	1,561
3.321% due 07/25/2017		4,536	4,510
3.321% due 10/25/2018		2,264	2,248
3.331% due 01/25/2016		2,206	2,201
3.341% due 04/27/2015		686	686
3.470% due 01/26/2015		69,200	68,832
Soundview Home Equity Loan Trust
2.639% due 11/25/2036		253	252
2.649% due 10/25/2036		1,177	1,139
2.659% due 06/25/2036		366	365
2.719% due 03/25/2036		2,358	2,320
Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		90	88
2.659% due 02/25/2037		1,613	1,598
2.679% due 12/25/2036		3,384	3,364
Structured Asset Investment Loan Trust
2.659% due 04/25/2036		324	322
3.299% due 04/25/2033		2,194	1,889
Structured Asset Securities Corp.
2.679% due 01/25/2037		27,226	24,733
2.889% due 01/25/2033		6,683	6,042
4.900% due 04/25/2035		32,330	29,884
Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		24,234	22,703
2.669% due 04/25/2036		939	935
Wells Fargo Home Equity Trust
2.839% due 10/25/2035		96	93
2.839% due 11/25/2035		32,631	32,115
2.849% due 12/25/2035		101,814	99,113
WFS Financial Owner Trust
3.590% due 10/19/2009		1,195	1,196
WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		2,879	2,853
3.718% due 10/15/2029		1,266	1,250

Total Asset-Backed Securities (Cost $1,686,404)			1,623,875

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,579
Canada Mortgage & Housing Corp.
2.950% due 06/02/2008		50	50
4.800% due 10/01/2010		100	106
China Development Bank
5.000% due 10/15/2015		29,300	29,209
Export-Import Bank of Korea
4.901% due 10/04/2011		88,600	88,751
Hydro Quebec
2.677% due 09/29/2049		5,600	4,880
7.500% due 04/01/2016		150	184
Italy Government International Bond
3.250% due 05/15/2009		160	162
4.500% due 01/21/2015		150	159
5.375% due 06/15/2033		50	53
Korea Development Bank
3.364% due 10/31/2008		100	100
4.750% due 07/20/2009		300	303
Korea Expressway Corp.
5.125% due 05/20/2015		100	93
Province of Manitoba Canada
7.750% due 07/17/2016		200	252
Province of New Brunswick Canada
5.200% due 02/21/2017		125	137
Province of Nova Scotia Canada
5.125% due 01/26/2017		150	163
Province of Ontario Canada
5.125% due 07/17/2012		100	109
5.500% due 10/01/2008		150	152
Province of Quebec Canada
5.000% due 07/17/2009		100	103
Republic of Korea
8.875% due 04/15/2008		50	50
Russia Government International Bond
8.250% due 03/31/2010		611	648
South Africa Government International Bond
5.875% due 05/30/2022		100	94
6.500% due 06/02/2014		27,000	28,181

Total Sovereign Issues (Cost $156,452)			158,518

FOREIGN CURRENCY-DENOMINATED ISSUES 3.3%

American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	35,792
Atlas Reinsurance PLC
8.690% due 01/10/2010		3,000	4,819
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	3,740
Bauhaus Securities Ltd.
4.698% due 10/30/2052		65	103
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	23,016
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,484,947
10.000% due 01/01/2013		190,000	96,360
10.000% due 01/01/2017		1,518,624	722,714
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	59,370
BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	1,000,000	10,007
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	65,072
Countrywide Home Loans, Inc.
4.823% due 11/24/2008		9,100	13,074
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,805
5.684% due 12/29/2049	GBP	16,400	27,128
Ford Motor Credit Co. LLC
5.250% due 06/16/2008	EUR	15,000	11,945
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	28,380
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,717
5.500% due 09/15/2067		151,800	227,042
General Motors Corp.
8.375% due 07/05/2033		25,000	26,548
HBOS PLC
4.875% due 03/29/2049		14,090	18,301
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	8,132
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	41,373
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	25,588
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	10,137
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	85,537
Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	EUR	11,308	16,813
6.300% due 11/30/2014		13,540	20,276
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	45,960
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	24,223
Pylon Ltd.
6.117% due 12/29/2008	EUR	250	393
Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	1,000,000	9,886
1.766% due 12/31/2049		1,100,000	11,105

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 1.9%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		386,400	385,294
Bank of Ireland
4.298% due 01/15/2010		34,200	33,622

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Calyon Financial, Inc.
2.731% due 06/29/2010	$43,140	$43,019
4.035% due 01/16/2009	317,800	317,593
Capital One Bank USA N.A.
3.218% due 02/23/2009	100,000	96,880
Capmark Bank
4.250% due 11/05/2019	100	100
Fortis Bank NY
2.622% due 04/28/2008	1,000	1,000
2.646% due 09/30/2008	187,070	186,820
2.649% due 06/30/2008	304,730	304,635
HSBC Bank USA N.A.
3.294% due 07/28/2008	74,800	74,879
Lehman Brothers Bank FSB
4.000% due 01/28/2016	100	100
Nordea Bank Finland PLC
3.028% due 05/28/2008	154,800	154,881
3.046% due 04/09/2009	432,700	432,440
Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008	7,000	7,000
3.060% due 02/13/2009	237,460	237,400
Unicredito Italiano NY
3.085% due 05/29/2008	141,400	141,453

		2,417,116

COMMERCIAL PAPER 2.3%

Abbey National Treasury Services PLC
2.870% due 04/08/2008	80,300	80,255
ABN AMRO N.A. Finance
3.015% due 05/13/2008	17,930	17,867
3.025% due 04/04/2008	39,000	38,990
4.350% due 04/07/2008	2,300	2,298
4.500% due 04/07/2008	10,400	10,392
ANZ National International Ltd.
3.050% due 05/19/2008	33,100	32,965
Banco Santander Central Hispano S.A.
2.725% due 06/13/2008	29,800	29,625
2.770% due 06/09/2008	21,900	21,778
2.990% due 05/21/2008	21,900	21,809
Bank of America Corp.
2.770% due 05/01/2008	39,800	39,708
2.900% due 05/05/2008	7,800	7,779
2.950% due 04/23/2008	3,700	3,693
2.975% due 06/02/2008	82,000	81,608
2.980% due 04/28/2008	30,700	30,631
Barclays U.S. Funding Corp.
2.790% due 06/11/2008	3,600	3,580
3.025% due 05/20/2008	4,100	4,083
3.125% due 04/23/2008	2,500	2,495
3.765% due 04/18/2008	4,600	4,592
4.330% due 04/08/2008	12,000	11,990
Calyon Financial, Inc.
2.935% due 05/05/2008	11,800	11,767
3.010% due 04/22/2008	7,900	7,886
3.050% due 04/04/2008	1,500	1,500
CBA (de) Finance
2.750% due 06/12/2008	3,000	2,983
2.950% due 05/05/2008	52,700	52,553
2.980% due 05/01/2008	1,700	1,696
3.000% due 04/07/2008	4,300	4,298
3.000% due 04/28/2008	5,800	5,787
3.000% due 05/21/2008	6,500	6,473
3.000 % due 05/28/2008	42,200	42,000
3.020% due 04/21/2008	200	200
3.800% due 04/15/2008	14,400	14,379
Danske Corp.
2.750% due 05/27/2008	30,000	29,872
2.800% due 04/14/2008	1,000	999
3.075% due 04/01/2008	54,900	54,900
DnB NOR Bank ASA
2.950% due 05/21/2008	24,790	24,688
3.020% due 04/30/2008	3,700	3,691
3.100% due 04/30/2008	3,400	3,392
3.150% due 04/15/2008	2,100	2,097
3.150% due 04/16/2008	400	399
4.660% due 04/17/2008	12,200	12,175
Fannie Mae
1.350% due 04/01/2008	255,000	255,000
2.420% due 05/02/2008	7,000	6,985
2.498% due 06/04/2008	14,800	14,727
Federal Home Loan Bank
1.500% due 04/01/2008	328,100	328,100
Freddie Mac
2.272% due 05/27/2008	1,400	1,396
2.439% due 06/09/2008	1,000	995
2.690% due 04/03/2008	800	800
HSBC Bank USA N.A.
2.880% due 06/06/2008	13,700	13,627
2.910% due 05/30/2008	300	299
2.970% due 05/30/2008	4,400	4,379
2.990% due 05/28/2008	600	597
3.740% due 04/18/2008	21,100	21,063
ING Funding LLC
2.890% due 05/05/2008	6,800	6,781
2.980% due 04/04/2008	7,200	7,198
2.980% due 04/14/2008	2,400	2,397
2.990% due 04/09/2008	84,900	84,844
3.010% due 04/23/2008	2,900	2,895
3.710% due 04/18/2008	600	599
3.740% due 04/18/2008	5,000	4,991
Intesa Funding LLC
2.760% due 06/16/2008	9,200	9,144
3.100% due 04/22/2008	27,820	27,770
Lloyds TSB Bank PLC
2.950% due 04/08/2008	16,600	16,590
2.960% due 05/30/2008	18,900	18,808
Nordea N.A., Inc.
2.950% due 04/09/2008	17,400	17,389
2.960% due 04/07/2008	4,200	4,198
2.980% due 04/04/2008	73,700	73,682
2.980% due 04/08/2008	300	300
Rabobank USA Financial Corp.
2.970% due 04/07/2008	7,000	6,997
3.000% due 04/08/2008	3,000	2,998
3.000% due 04/09/2008	11,300	11,292
Royal Bank of Canada
2.980% due 05/22/2008	5,307	5,285
Royal Bank of Scotland Group PLC
2.750% due 06/09/2008	16,600	16,512
2.820% due 06/09/2008	19,300	19,198
2.900% due 05/08/2008	22,200	22,134
2.950% due 05/06/2008	2,300	2,293
2.950% due 05/08/2008	10,000	9,970
2.950% due 06/04/2008	5,900	5,871
2.960% due 06/06/2008	30,800	30,643
3.020% due 05/14/2008	2,607	2,598
3.030% due 05/21/2008	53,200	52,976
3.040% due 05/21/2008	3,200	3,186
3.050% due 04/02/2008	3,000	3,000
3.050% due 04/07/2008	3,300	3,298
3.050% due 05/01/2008	4,500	4,489
3.070% due 04/02/2008	5,400	5,400
3.070% due 04/30/2008	37,700	37,607
3.080% due 04/16/2008	4,000	3,995
3.090% due 05/06/2008	11,000	10,967
3.110% due 05/06/2008	11,300	11,266
3.150% due 07/22/2008	6,000	5,949
3.160% due 05/02/2008	10,200	10,172
3.170% due 04/29/2008	4,050	4,040
3.800% due 04/14/2008	12,800	12,782
3.800% due 04/16/2008	23,700	23,662
3.830% due 04/02/2008	3,200	3,200
San Paolo U.S. Financial Co.
2.980% due 04/29/2008	1,500	1,497
3.030% due 04/30/2008	38,000	37,907
3.030% due 05/28/2008	94,000	93,549
3.045% due 04/29/2008	24,900	24,841
3.100% due 04/23/2008	11,600	11,578
3.180% due 04/11/2008	13,200	13,188
3.740% due 05/16/2008	600	597
Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	2,100	2,098
Stadshypotek, Inc.
3.040% due 04/04/2008	22,500	22,494
3.040% due 06/09/2008	45,000	44,750
3.055% due 05/22/2008	102,900	102,455
4.300% due 04/08/2008	10,400	10,391
Svenska Handelsbanken AB
2.970% due 05/13/2008	1,500	1,495
2.990% due 05/12/2008	5,636	5,617
3.010% due 04/14/2008	2,600	2,597
Swedbank AB
4.420% due 04/11/2008	5,500	5,493
4.460% due 04/09/2008	6,500	6,494
4.750% due 04/01/2008	1,900	1,900
UBS Finance Delaware LLC
2.940% due 06/05/2008	38,000	37,801
2.940% due 06/06/2008	123,800	123,140
2.970% due 04/23/2008	6,400	6,388
2.985% due 05/01/2008	6,700	6,683
3.000% due 06/02/2008	5,799	5,770
3.020% due 04/04/2008	35,100	35,091
3.020% due 04/23/2008	4,000	3,993
3.020% due 04/30/2008	4,900	4,888
3.035% due 06/02/2008	22,600	22,487
3.040% due 06/02/2008	28,800	28,655
3.050% due 04/16/2008	1,100	1,099
3.050% due 04/23/2008	5,500	5,490
3.065% due 04/01/2008	43,800	43,800
3.070% due 04/23/2008	9,400	9,382
3.110% due 04/30/2008	82,300	82,094
4.140% due 05/12/2008	13,500	13,436
Unicredito Italiano SpA
2.830% due 06/16/2008	700	696
2.990% due 05/14/2008	3,900	3,886
3.070% due 04/08/2008	1,000	999
3.080% due 04/30/2008	5,000	4,988
3.850% due 05/02/2008	39,700	39,568
4.450% due 04/08/2008	11,000	10,990
4.665% due 04/04/2008	5,100	5,098

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Westpac Trust Securities NZ Ltd.
3.040% due 05/09/2008	$10,500	$10,466
4.320% due 04/07/2008	6,600	6,595

		2,889,631

Repurchase Agreements 1.0%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)	1,500	1,500
Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)	1,071,400	1,071,400
Fixed Income Clearing Corp.
1.900% due 04/01/2008	142,851	142,851

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000%—3.000% due 05/13/2008—06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)		1,215,751

U.S. Treasury Bills 1.1%
0.877% due 04/10/2008 - 08/07/2008 (f)(i)(j)	1,351,240	1,348,093

Total Short-Term Instruments (Cost $7,877,364)		7,870,591

Purchased Options (p) 1.2% (Cost $412,709)		1,474,509
Total Investments 110.6% (Cost $137,586,881)		139,109,774
Written Options (q) (1.0%) (Premiums $575,863)		(1,325,068)
Other Assets and Liabilities (Net) (9.6%)		(12,016,751)

Net Assets (l) 100.0%		$125,767,955

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average rate.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(j)	Securities with an aggregate market value of $15,966 and cash of $113,000 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(k)	Securities with an aggregate market value of $289,846 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(l)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(m)	The average amount of borrowings outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(n)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	(137)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(o)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%	06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%	03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%	03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%	03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%	03/20/2013	BCLY	25,000	(8)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%	03/20/2013	DUB	20,000	(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%	03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%	03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%	03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%	03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%	03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%	03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%	03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%	03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%	03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%	03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%	03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%	03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%	03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	LEH	35,000	577
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135)%	03/20/2012	BOA	10,000	322
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	UBS	10,000	589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	2,500	(15)

Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	CSFB	10,000	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%	03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	6,000	(778)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2009	RBS	25,000	(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%	03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	RBS	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	JPM	10,000	(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%	03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800)%	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%	03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830)%	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820)%	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770)%	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011	BEAR	10,600	208
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	CSFB	10,200	84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	MLP	15,000	318

E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200)%	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%	03/20/2013	BNP	50,000	132
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%	03/20/2013	LEH	50,000	271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%	03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130)%	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	BNP	10,000	(1,389)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	UBS	25,000	(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	UBS	25,000	(3,295)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	DUB	10,000	(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	DUB	25,000	(3,440)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	DUB	10,000	(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	3,000	(103)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	6,900	(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	32,500	(554)

General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%	03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%	03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	BEAR	10,400	117
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	11,700	(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	34,900	(6,356)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	15,000	(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(5,197)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	10,000	(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(1,349)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	9,400	(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%	12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%	12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%	03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%	03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%	03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%	03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%	03/20/2013	BOA	25,000	(2,246)

General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%	03/20/2013	CITI	10,000	(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%	03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%	03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170)%	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	DUB	15,000	(653)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	JPM	35,000	(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%	03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	7,000	(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	MSC	25,000	(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	17,000	(77)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	4,440	(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	24,270	(881)

International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	GSC	15,000	1,078
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	MLP	20,000	1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190)%	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012	BCLY	10,000	2,539
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	MSC	10,000	2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%	03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%	03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%	03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%	03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%	03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160)%	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011	BEAR	10,000	290
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	BEAR	10,000	293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170)%	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009	BOA	5,000	114
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	CSFB	10,000	233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	6,950	(257)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	41,200	(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	23,800	(31)

Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	LEH	10,000	78
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	CITI	14,000	127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	MSC	9,600	452
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	BEAR	10,200	406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,500	(7)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	DUB	300	(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	LEH	15,000	3,878
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	MSC	5,000	331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435)%	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%	03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080)%	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	41,800	1

Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	JPM	8,000	250
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	RBS	5,100	255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	BCLY	25,000	(1,536)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%	03/20/2009	GSC	25,000	(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%	03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%	03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%	03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%	06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%	03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%	06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%	03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%	03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%	03/20/2013	BNP	30	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	29,000	(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	DUB	10,000	(232)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%	03/20/2013	MSC	15,000	(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%	03/20/2013	RBS	10,000	326
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%	03/20/2013	DUB	10,000	557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165)%	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100)%	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%	03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%	03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	GSC	10,000	506

Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120)%	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008	BOA	3,200	1

						$(192,284)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		310,100	(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653

Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		193,200	4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

(p)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

(q)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	81,299	12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(r)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

(s)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(2)	Market value includes $130,804 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)

Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098
Sell		82,904	07/2008	0	(3,778)	(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 6, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 6, 2008